UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2022

Date of reporting period: September 30, 2021

Item 1 – Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares S&P 100 ETF | OEF | NYSE Arca

•  iShares S&P 500 Growth ETF | IVW | NYSE Arca

•  iShares S&P 500 Value ETF | IVE | NYSE Arca

•  iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca

•  iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca

•  iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ

•  iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.18%	30.00%

U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68

International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73

Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2021	iShares® S&P 100 ETF

Investment Objective

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	10.40%	28.38%	17.66%	16.69%	28.38%	125.46%	367.93%
Fund Market	10.42	28.44	17.66	16.68	28.44	125.51	367.89
Index	10.52	28.62	17.89	16.92	28.62	127.68	377.58

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/21)	(09/30/21)	the Period	(a)	(04/01/21)	(09/30/21)	the Period	(a)	Ratio

$ 1,000.00	$ 1,104.00	$ 1.05		$ 1,000.00	$ 1,024.10	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	32.1%
Communication Services	15.5
Consumer Discretionary	13.9
Health Care	11.9
Financials	9.9
Consumer Staples	6.5
Industrials	5.0
Energy	2.2
Utilities	1.4
Other (each representing less than 1%)	1.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Apple Inc.	9.1%
Microsoft Corp.	8.7
Amazon.com Inc.	5.9
Facebook Inc., Class A	3.3
Alphabet Inc., Class A	3.3
Alphabet Inc., Class C	3.1
Tesla Inc.	2.6
NVIDIA Corp.	2.1
Berkshire Hathaway Inc., Class B	2.1
JPMorgan Chase & Co.	2.0

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® S&P 500 Growth ETF

Investment Objective

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	13.90%	28.62%	20.93%	18.74%	28.62%	158.61%	457.04%
Fund Market	13.82	28.77	20.93	18.73	28.77	158.61	456.79
Index	14.02	28.86	21.15	18.96	28.86	160.95	467.43

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/21)	(09/30/21)	the Period	(a)	(04/01/21)	(09/30/21)	the Period	(a)	Ratio

$ 1,000.00	$ 1,139.00	$ 0.97		$ 1,000.00	$ 1,024.20	$ 0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	41.7%
Consumer Discretionary	16.4
Communication Services	15.5
Health Care	11.9
Industrials	5.2
Consumer Staples	3.1
Financials	2.9
Materials	1.7
Real Estate	1.1
Other (each representing less than 1%)	0.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Apple Inc.	11.3%
Microsoft Corp.	10.8
Amazon.com Inc.	7.3
Facebook Inc., Class A	4.1
Alphabet Inc., Class A	4.1
Alphabet Inc., Class C	3.8
Tesla Inc.	3.2
NVIDIA Corp.	2.6
PayPal Holdings Inc.	1.6
Adobe Inc.	1.4

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2021	iShares® S&P 500 Value ETF

Investment Objective

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.02%	31.76%	11.52%	13.57%	31.76%	72.48%	257.00%
Fund Market	3.92	31.98	11.52	13.57	31.98	72.52	256.95
Index	4.10	32.02	11.70	13.77	32.02	73.86	263.15

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/21)	(09/30/21)	the Period	(a)	(04/01/21)	(09/30/21)	the Period	(a)	Ratio

$ 1,000.00	$ 1,040.20	$ 0.92		$ 1,000.00	$ 1,024.20	$ 0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	21.3%
Health Care	14.9
Industrials	11.3
Information Technology	11.2
Consumer Staples	8.9
Consumer Discretionary	7.6
Communication Services	6.4
Energy	5.9
Utilities	4.8
Real Estate	4.3
Materials	3.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Berkshire Hathaway Inc., Class B	3.0%
JPMorgan Chase & Co.	2.9
Bank of America Corp.	1.9
Walt Disney Co. (The)	1.8
Johnson & Johnson	1.5
Exxon Mobil Corp.	1.5
Pfizer Inc.	1.4
Cisco Systems Inc.	1.4
Verizon Communications Inc.	1.3
Intel Corp.	1.3

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® S&P Mid-Cap 400 Growth ETF

Investment Objective

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.31%	33.01%	13.71%	14.54%	33.01%	90.09%	288.77%
Fund Market	1.30	33.21	13.72	14.55	33.21	90.21	289.01
Index	1.41	33.26	13.96	14.78	33.26	92.20	296.81

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/21)	(09/30/21)	the Period	(a)	(04/01/21)	(09/30/21)	the Period	(a)	Ratio

$ 1,000.00	$ 1,013.10	$ 0.86		$ 1,000.00	$ 1,024.20	$ 0.86		0.17%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	20.4%
Industrials	20.1
Consumer Discretionary	17.6
Health Care	16.4
Financials	7.5
Real Estate	5.7
Materials	4.8
Consumer Staples	2.7
Communication Services	2.4
Energy	1.8
Utilities	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

FactSet Research Systems Inc.	1.4%
Repligen Corp.	1.4
Cognex Corp.	1.3
SolarEdge Technologies Inc.	1.3
Masimo Corp.	1.3
Williams-Sonoma Inc.	1.2
Graco Inc.	1.1
Trex Co. Inc.	1.1
Darling Ingredients Inc.	1.1
Axon Enterprise Inc.	1.1

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2021	iShares® S&P Mid-Cap 400 Value ETF

Investment Objective

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.07%	55.40%	11.20%	14.11%	55.40%	70.04%	274.38%
Fund Market	1.96	55.36	11.20	14.11	55.36	70.02	274.37
Index	2.18	55.72	11.45	14.36	55.72	71.98	282.45

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/21)	(09/30/21)	the Period	(a)	(04/01/21)	(09/30/21)	the Period	(a)	Ratio

$ 1,000.00	$ 1,020.70	$ 0.91		$ 1,000.00	$ 1,024.20	$ 0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	21.3%
Industrials	16.6
Real Estate	13.3
Consumer Discretionary	13.2
Information Technology	8.9
Materials	6.9
Health Care	5.8
Utilities	5.5
Consumer Staples	4.1
Energy	3.3
Communication Services	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Jones Lang LaSalle Inc.	1.0%
Steel Dynamics Inc.	0.9
East West Bancorp. Inc.	0.9
Signature Bank/New York NY	0.9
Lear Corp.	0.8
AECOM	0.7
Reliance Steel & Aluminum Co.	0.7
First Horizon Corp.	0.7
UGI Corp.	0.7
Owens Corning	0.7

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® S&P Small-Cap 600 Growth ETF

Investment Objective

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.12%	48.68%	14.68%	16.08%	48.68%	98.39%	344.33%
Fund Market	1.80	48.48	14.67	16.08	48.48	98.24	344.36
Index	2.21	48.99	14.96	16.29	48.99	100.78	352.19

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/21)	(09/30/21)	the Period	(a)	(04/01/21)	(09/30/21)	the Period	(a)	Ratio

$ 1,000.00	$ 1,021.20	$ 0.91		$ 1,000.00	$ 1,024.20	$ 0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	19.9%
Health Care	18.4
Industrials	16.8
Consumer Discretionary	14.0
Financials	11.2
Real Estate	5.6
Consumer Staples	4.8
Materials	4.3
Energy	2.7
Communication Services	1.2
Utilities	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Chart Industries Inc.	1.4%
Omnicell Inc.	1.3
Stamps.com Inc.	1.3
Power Integrations Inc.	1.2
NeoGenomics Inc.	1.2
Exponent Inc.	1.2
SPS Commerce Inc.	1.2
Innovative Industrial Properties Inc.	1.2
Balchem Corp.	1.0
ExlService Holdings Inc.	0.9

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2021	iShares® S&P Small-Cap 600 Value ETF

Investment Objective

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.83%	66.23%	11.73%	14.77%	66.23%	74.10%	296.68%
Fund Market	0.66	66.24	11.75	14.79	66.24	74.27	297.13
Index	0.95	66.65	11.91	14.96	66.65	75.56	303.23

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(04/01/21)	(09/30/21)	the Period	(a)	(04/01/21)	(09/30/21)	the Period	(a)	Ratio

$ 1,000.00	$ 1,008.30	$ 0.91		$ 1,000.00	$ 1,024.20	$ 0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	24.6%
Industrials	16.7
Consumer Discretionary	13.2
Real Estate	10.1
Information Technology	7.4
Energy	6.9
Health Care	6.9
Materials	5.9
Consumer Staples	3.9
Communication Services	2.2
Utilities	2.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Macy’s Inc.	1.3%
PDC Energy Inc.	0.8
Signet Jewelers Ltd.	0.8
Pacific Premier Bancorp. Inc.	0.7
BankUnited Inc.	0.7
Asbury Automotive Group Inc.	0.7
First Hawaiian Inc.	0.7
Resideo Technologies Inc.	0.6
Ameris Bancorp.	0.6
Investors Bancorp. Inc.	0.6

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) September 30, 2021	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co. (The)(a)	181,615	$39,944,403
General Dynamics Corp.	76,701	15,035,697
Lockheed Martin Corp.	81,234	28,033,853
Raytheon Technologies Corp.	497,025	42,724,269

		125,738,222

Air Freight & Logistics — 0.8%
FedEx Corp.	80,952	17,751,964
United Parcel Service Inc., Class B	240,058	43,714,562

		61,466,526

Automobiles — 3.1%
Ford Motor Co.(a)	1,292,577	18,302,891
General Motors Co.(a)	479,369	25,267,540
Tesla Inc.(a)	267,463	207,412,207

		250,982,638

Banks — 5.0%
Bank of America Corp.	2,440,868	103,614,847
Citigroup Inc.	668,067	46,884,942
JPMorgan Chase & Co.	984,953	161,226,957
U.S. Bancorp.	444,598	26,426,905
Wells Fargo & Co.	1,353,552	62,818,348

		400,971,999

Beverages — 1.7%
Coca-Cola Co. (The)	1,280,556	67,190,773
PepsiCo Inc.	455,572	68,522,585

		135,713,358

Biotechnology — 1.8%
AbbVie Inc.	582,495	62,833,736
Amgen Inc.	187,175	39,802,764
Biogen Inc.(a)	48,983	13,861,699
Gilead Sciences Inc.	413,484	28,881,857

		145,380,056

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	262,520	13,609,037
BlackRock Inc.(b)	47,157	39,548,690
Goldman Sachs Group Inc. (The)	111,114	42,004,425
Morgan Stanley	481,128	46,818,566

		141,980,718

Chemicals — 0.9%
Dow Inc.	245,821	14,149,457
DuPont de Nemours Inc.	172,912	11,756,287
Linde PLC	170,219	49,938,850

		75,844,594

Communications Equipment — 0.9%
Cisco Systems Inc.	1,389,083	75,607,788

Consumer Finance — 0.7%
American Express Co.	212,107	35,534,286
Capital One Financial Corp.	146,963	23,803,597

		59,337,883

Diversified Financial Services — 2.1%
Berkshire Hathaway Inc., Class B(a)	611,005	166,767,705

Diversified Telecommunication Services — 1.7%
AT&T Inc.	2,353,481	63,567,522
Verizon Communications Inc.	1,364,662	73,705,394

		137,272,916

Security	Shares	Value

Electric Utilities — 1.4%
Duke Energy Corp.	253,589	$24,747,750
Exelon Corp.	322,158	15,573,118
NextEra Energy Inc.	646,633	50,773,623
Southern Co. (The)	348,972	21,625,795

		112,720,286

Electrical Equipment — 0.2%
Emerson Electric Co.	197,127	18,569,363

Entertainment — 2.4%
Netflix Inc.(a)	145,888	89,041,282
Walt Disney Co. (The)(a)	598,960	101,326,063

		190,367,345

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	150,023	39,817,604
Simon Property Group Inc.	108,316	14,077,831

		53,895,435

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	145,714	65,476,586
Walgreens Boots Alliance Inc.	236,628	11,133,347
Walmart Inc.	471,057	65,655,925

		142,265,858

Food Products — 0.4%
Kraft Heinz Co. (The)	222,436	8,190,094
Mondelez International Inc., Class A	460,734	26,805,504

		34,995,598

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	584,354	69,029,738
Danaher Corp.	209,430	63,758,869
Medtronic PLC	442,976	55,527,042

		188,315,649

Health Care Providers & Services — 2.0%
CVS Health Corp.	434,957	36,910,451
UnitedHealth Group Inc.	310,804	121,443,555

		158,354,006

Hotels, Restaurants & Leisure — 1.7%
Booking Holdings Inc.(a)	13,534	32,127,957
McDonald’s Corp.	246,159	59,351,396
Starbucks Corp.	388,654	42,872,423

		134,351,776

Household Products — 1.6%
Colgate-Palmolive Co.	278,267	21,031,420
Procter & Gamble Co. (The)	800,126	111,857,615

		132,889,035

Industrial Conglomerates — 1.5%
3M Co.	190,603	33,435,578
General Electric Co.	361,432	37,238,339
Honeywell International Inc.	227,569	48,308,347

		118,982,264

Insurance — 0.4%
American International Group Inc.	282,378	15,499,728
MetLife Inc.	239,402	14,778,286

		30,278,014

Interactive Media & Services — 9.7%
Alphabet Inc., Class A(a)	99,243	265,328,145
Alphabet Inc., Class C, NVS(a)	92,870	247,527,340
Facebook Inc., Class A(a)	785,750	266,675,693

		779,531,178

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 5.8%
Amazon.com Inc.(a)	143,562	$471,606,912

IT Services — 5.4%
Accenture PLC, Class A	209,024	66,870,958
International Business Machines Corp.	295,444	41,046,035
Mastercard Inc., Class A	287,150	99,836,312
PayPal Holdings Inc.(a)	387,313	100,782,716
Visa Inc., Class A	556,279	123,911,147

		432,447,168

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific Inc.	129,678	74,088,932

Machinery — 0.4%
Caterpillar Inc.	180,457	34,642,330

Media — 1.4%
Charter Communications Inc., Class A(a)	41,808	30,417,829
Comcast Corp., Class A	1,509,752	84,440,429

		114,858,258

Multiline Retail — 0.5%
Target Corp.	163,071	37,305,753

Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.	637,454	64,669,708
ConocoPhillips	441,354	29,910,560
Exxon Mobil Corp.	1,395,463	82,081,134

		176,661,402

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	732,451	43,339,125
Eli Lilly & Co.	261,705	60,466,940
Johnson & Johnson	867,716	140,136,134
Merck & Co. Inc.	834,390	62,671,033
Pfizer Inc.	1,848,072	79,485,577

		386,098,809

Road & Rail — 0.5%
Union Pacific Corp.	214,952	42,132,741

Semiconductors & Semiconductor Equipment — 5.1%
Broadcom Inc.	135,230	65,577,084
Intel Corp.	1,337,265	71,249,479
NVIDIA Corp.	821,411	170,163,503
QUALCOMM Inc.	371,810	47,956,054
Texas Instruments Inc.	304,308	58,491,040

		413,437,160

Security	Shares	Value

Software — 11.5%
Adobe Inc.(a)	157,031	$90,405,887
Microsoft Corp.	2,477,052	698,330,500
Oracle Corp.	542,975	47,309,412
salesforce.com Inc.(a)	320,235	86,854,137

		922,899,936

Specialty Retail — 2.0%
Home Depot Inc. (The)	350,470	115,045,282
Lowe’s Companies Inc.	233,004	47,267,192

		162,312,474

Technology Hardware, Storage & Peripherals — 9.1%
Apple Inc.	5,176,226	732,435,979

Textiles, Apparel & Luxury Goods — 0.8%
Nike Inc., Class B	421,282	61,182,785

Tobacco — 0.9%
Altria Group Inc.	607,843	27,669,013
Philip Morris International Inc.	513,725	48,695,993

		76,365,006

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	193,336	24,700,607

Total Common Stocks — 99.8% (Cost: $5,870,201,983)		8,035,756,462

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	15,323,000	15,323,000

Total Short-Term Investments — 0.2% (Cost: $15,323,000)		15,323,000

Total Investments in Securities — 100.0% (Cost: $5,885,524,983)		8,051,079,462

Other Assets, Less Liabilities — 0.0%		3,260,840

Net Assets — 100.0%		$8,054,340,302

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$8,872,450	$—		$(8,882,327	)(b)	$9,877	$—	$—	—	$8,638	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,763,000	10,560,000	(b)	—		—	—	15,323,000	15,323,000	521		—
BlackRock Inc.	33,490,149	4,009,014		(1,531,776)		692,912	2,888,391	39,548,690	47,157	371,845		—

						$702,789	$2,888,391	$54,871,690		$381,004		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	86	12/17/21	$18,480	$(732,399)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$732,399

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,395,041

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(803,058)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,885,912

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P 100 ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,035,756,462	$—	$—	$8,035,756,462
Money Market Funds	15,323,000	—	—	15,323,000

	$8,051,079,462	$—	$—	$8,051,079,462

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(732,399)	$—	$—	$(732,399)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) September 30, 2021	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
L3Harris Technologies Inc.	204,356	$45,007,365
Lockheed Martin Corp.	202,548	69,899,315
TransDigm Group Inc.(a)	56,049	35,006,524

		149,913,204

Air Freight & Logistics — 0.7%
Expeditors International of Washington Inc.	197,441	23,521,146
FedEx Corp.	280,106	61,424,445
United Parcel Service Inc., Class B	907,676	165,287,800

		250,233,391

Auto Components — 0.1%
Aptiv PLC(a)	323,388	48,175,110

Automobiles — 3.2%
Tesla Inc.(a)	1,445,792	1,121,182,780

Banks — 0.3%
First Republic Bank/CA	167,958	32,395,739
SVB Financial Group(a)	104,462	67,574,379

		99,970,118

Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	160,555	10,758,791
Coca-Cola Co. (The)	2,426,161	127,300,668
Monster Beverage Corp.(a)	668,682	59,399,022
PepsiCo Inc.	1,034,206	155,554,924

		353,013,405

Biotechnology — 2.1%
AbbVie Inc.	2,329,931	251,329,657
Amgen Inc.	506,623	107,733,381
Biogen Inc.(a)	141,345	39,999,222
Incyte Corp.(a)	208,397	14,333,546
Moderna Inc.(a)(b)	362,590	139,546,387
Regeneron Pharmaceuticals Inc.(a)(b)	187,211	113,296,353
Vertex Pharmaceuticals Inc.(a)	461,411	83,695,341

		749,933,887

Building Products — 0.3%
Allegion PLC	68,277	9,024,854
Carrier Global Corp.	990,828	51,285,257
Fortune Brands Home & Security Inc.	139,562	12,479,634
Masco Corp.	191,143	10,617,994
Trane Technologies PLC	195,010	33,668,476

		117,076,215

Capital Markets — 1.9%
BlackRock Inc.(c)	178,255	149,495,338
Cboe Global Markets Inc.	96,852	11,996,089
Intercontinental Exchange Inc.	541,903	62,221,302
MarketAxess Holdings Inc.	67,216	28,277,099
Moody’s Corp.	207,780	73,784,756
MSCI Inc.	146,917	89,375,488
Nasdaq Inc.	136,385	26,325,033
S&P Global Inc.	430,028	182,714,597
T Rowe Price Group Inc.	242,273	47,655,099

		671,844,801

Chemicals — 1.2%
Air Products & Chemicals Inc.	181,104	46,382,546
Albemarle Corp.	209,466	45,866,770
Dow Inc.	651,856	37,520,831
Ecolab Inc.	202,901	42,329,207
FMC Corp.	229,146	20,980,608

Security	Shares	Value

Chemicals (continued)
Linde PLC	533,256	$156,446,645
Sherwin-Williams Co. (The)	297,825	83,310,587

		432,837,194

Commercial Services & Supplies — 0.4%
Cintas Corp.	103,065	39,232,723
Copart Inc.(a)	379,909	52,700,976
Rollins Inc.	406,872	14,374,788
Waste Management Inc.	269,307	40,223,694

		146,532,181

Communications Equipment — 0.2%
Arista Networks Inc.(a)	100,252	34,450,597
F5 Networks Inc.(a)	48,636	9,667,864
Motorola Solutions Inc.	135,970	31,588,551

		75,707,012

Construction & Engineering — 0.1%
Quanta Services Inc.	142,322	16,199,090

Construction Materials — 0.1%
Vulcan Materials Co.	98,900	16,729,924

Containers & Packaging — 0.2%
Avery Dennison Corp.	61,666	12,777,812
Ball Corp.	371,336	33,409,100
Sealed Air Corp.	176,260	9,657,285

		55,844,197

Distributors — 0.1%
Pool Corp.	71,036	30,858,749

Electric Utilities — 0.4%
NextEra Energy Inc.	1,505,139	118,183,514
NRG Energy Inc.	254,003	10,370,943

		128,554,457

Electrical Equipment — 0.4%
AMETEK Inc.	201,870	25,033,899
Emerson Electric Co.	426,663	40,191,655
Generac Holdings Inc.(a)(b)	111,941	45,746,928
Rockwell Automation Inc.	115,087	33,840,181

		144,812,663

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	660,815	48,391,483
CDW Corp./DE	107,961	19,651,061
Corning Inc.	644,588	23,521,016
IPG Photonics Corp.(a)	27,194	4,307,530
Keysight Technologies Inc.(a)	188,896	31,033,724
TE Connectivity Ltd.	221,919	30,451,725
Teledyne Technologies Inc.(a)	40,700	17,483,906
Trimble Inc.(a)	449,209	36,947,440
Zebra Technologies Corp., Class A(a)(b)	69,146	35,639,231

		247,427,116

Entertainment — 1.8%
Activision Blizzard Inc.	817,779	63,287,917
Electronic Arts Inc.	273,796	38,947,481
Netflix Inc.(a)	788,622	481,327,551
Take-Two Interactive Software Inc.(a)	207,971	32,042,092

		615,605,041

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	412,927	109,594,955
Crown Castle International Corp.	462,692	80,193,778
Duke Realty Corp.	275,712	13,198,333

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix Inc.	92,759	$73,291,669
Extra Space Storage Inc.	114,268	19,195,881
Public Storage	116,811	34,704,548
SBA Communications Corp.	127,595	42,179,079

		372,358,243

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	418,056	187,853,463

Food Products — 0.1%
Hershey Co. (The)	104,924	17,758,387
Lamb Weston Holdings Inc.	92,021	5,647,329
McCormick & Co. Inc./MD, NVS	194,006	15,720,306

		39,126,022

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	1,863,388	220,122,024
ABIOMED Inc.(a)	81,001	26,367,446
Align Technology Inc.(a)	130,923	87,120,092
Cooper Companies Inc. (The)	35,500	14,672,505
Danaher Corp.	769,799	234,357,608
Dexcom Inc.(a)(b)	172,634	94,406,629
Edwards Lifesciences Corp.(a)	631,765	71,522,116
Hologic Inc.(a)	324,925	23,982,714
IDEXX Laboratories Inc.(a)	151,800	94,404,420
Intuitive Surgical Inc.(a)	148,210	147,342,972
ResMed Inc.	259,018	68,264,194
STERIS PLC	101,450	20,724,206
Stryker Corp.	293,870	77,499,396
Teleflex Inc.	38,877	14,639,134
West Pharmaceutical Services Inc.	131,761	55,937,815

		1,251,363,271

Health Care Providers & Services — 1.2%
DaVita Inc.(a)	120,678	14,030,024
Humana Inc.	119,218	46,393,685
UnitedHealth Group Inc.	873,650	341,370,001

		401,793,710

Health Care Technology — 0.0%
Cerner Corp.	226,132	15,946,829

Hotels, Restaurants & Leisure — 1.6%
Booking Holdings Inc.(a)	27,838	66,083,793
Caesars Entertainment Inc.(a)(b)	222,036	24,930,202
Chipotle Mexican Grill Inc.(a)	50,047	90,961,423
Domino’s Pizza Inc.	66,244	31,595,738
Expedia Group Inc.(a)	94,434	15,477,733
Hilton Worldwide Holdings Inc.(a)	182,359	24,091,448
McDonald’s Corp.	533,009	128,513,800
Penn National Gaming Inc.(a)	167,837	12,161,469
Starbucks Corp.	1,218,126	134,371,479
Yum! Brands Inc.	225,471	27,577,358

		555,764,443

Household Durables — 0.2%
DR Horton Inc.	347,504	29,179,911
Garmin Ltd.	153,370	23,842,900
PulteGroup Inc.	232,438	10,673,553

		63,696,364

Household Products — 1.2%
Church & Dwight Co. Inc.	295,261	24,379,700
Clorox Co. (The)	146,054	24,188,003
Colgate-Palmolive Co.	782,624	59,150,722

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	230,718	$30,556,292
Procter & Gamble Co. (The)	2,076,086	290,236,823

		428,511,540

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	447,459	10,215,489

Industrial Conglomerates — 0.1%
Roper Technologies Inc.	101,408	45,241,151

Insurance — 0.7%
Aon PLC, Class A	208,325	59,533,035
Arthur J Gallagher & Co.	160,023	23,787,419
Brown & Brown Inc.	416,872	23,115,553
Marsh & McLennan Companies Inc.	442,935	67,073,647
Progressive Corp. (The)	665,565	60,160,420

		233,670,074

Interactive Media & Services — 12.4%
Alphabet Inc., Class A(a)	536,461	1,434,239,213
Alphabet Inc., Class C, NVS(a)	502,018	1,338,033,595
Facebook Inc., Class A(a)	4,247,472	1,441,549,522
Match Group Inc.(a)(b)	351,306	55,151,529
Twitter Inc.(a)	1,421,864	85,866,367

		4,354,840,226

Internet & Direct Marketing Retail — 7.6%
Amazon.com Inc.(a)	776,039	2,549,319,157
eBay Inc.	1,155,706	80,518,037
Etsy Inc.(a)	225,845	46,966,726

		2,676,803,920

IT Services — 5.2%
Accenture PLC, Class A	632,542	202,362,837
Akamai Technologies Inc.(a)(b)	184,463	19,292,985
Automatic Data Processing Inc.	361,764	72,323,859
Broadridge Financial Solutions Inc.	102,328	17,051,938
Cognizant Technology Solutions Corp., Class A	476,210	35,339,544
Fiserv Inc.(a)	722,147	78,352,949
FleetCor Technologies Inc.(a)	63,368	16,556,157
Gartner Inc.(a)	79,509	24,161,195
Jack Henry & Associates Inc.	61,733	10,127,916
Mastercard Inc., Class A	1,055,524	366,984,584
Paychex Inc.	299,970	33,731,627
PayPal Holdings Inc.(a)	2,093,665	544,792,570
VeriSign Inc.(a)	72,713	14,906,892
Visa Inc., Class A	1,804,232	401,892,678

		1,837,877,731

Life Sciences Tools & Services — 2.2%
Agilent Technologies Inc.	389,287	61,324,381
Bio-Rad Laboratories Inc., Class A(a)	38,350	28,607,183
Bio-Techne Corp.	68,935	33,403,833
Charles River Laboratories International Inc.(a)	89,799	37,057,353
Illumina Inc.(a)	130,689	53,008,765
IQVIA Holdings Inc.(a)	218,545	52,350,269
Mettler-Toledo International Inc.(a)	41,180	56,719,685
PerkinElmer Inc.	199,713	34,608,266
Thermo Fisher Scientific Inc.	700,991	400,497,188
Waters Corp.(a)(b)	59,619	21,301,869

		778,878,792

Machinery — 1.1%
Caterpillar Inc.	459,135	88,140,146
Cummins Inc.	110,170	24,739,775

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Deere & Co.	378,829	$126,934,233
IDEX Corp.	60,032	12,423,622
Illinois Tool Works Inc.	224,443	46,376,657
Otis Worldwide Corp.	395,959	32,579,507
Parker-Hannifin Corp.	119,564	33,432,486
Xylem Inc./NY	147,269	18,214,230

		382,840,656

Media — 1.0%
Charter Communications Inc., Class A(a)	225,835	164,308,513
Comcast Corp., Class A	3,589,470	200,759,057

		365,067,570

Metals & Mining — 0.3%
Freeport-McMoRan Inc.	1,616,628	52,588,909
Newmont Corp.	783,623	42,550,729

		95,139,638

Multiline Retail — 0.6%
Dollar General Corp.	421,471	89,410,858
Target Corp.	581,620	133,057,207

		222,468,065

Oil, Gas & Consumable Fuels — 0.1%
Hess Corp.	257,276	20,095,828

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	231,477	69,426,897

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	2,061,770	121,994,931
Catalent Inc.(a)	305,179	40,610,169
Eli Lilly & Co.	862,581	199,299,340
Johnson & Johnson	1,876,218	303,009,207
Merck & Co. Inc.	2,163,006	162,463,381
Organon & Co.	218,063	7,150,286
Zoetis Inc.	617,330	119,848,446

		954,375,760

Professional Services — 0.5%
Equifax Inc.	108,193	27,418,270
IHS Markit Ltd.	462,286	53,911,793
Jacobs Engineering Group Inc.	145,558	19,290,802
Verisk Analytics Inc.	287,910	57,659,736

		158,280,601

Road & Rail — 0.9%
CSX Corp.	2,091,786	62,209,715
JB Hunt Transport Services Inc.	90,068	15,061,171
Kansas City Southern	81,813	22,141,870
Norfolk Southern Corp.	198,299	47,443,036
Old Dominion Freight Line Inc.	167,367	47,863,615
Union Pacific Corp.	558,518	109,475,113

		304,194,520

Semiconductors & Semiconductor Equipment — 7.5%
Advanced Micro Devices Inc.(a)	2,160,820	222,348,378
Analog Devices Inc.	412,316	69,054,684
Applied Materials Inc.	1,628,183	209,595,998
Broadcom Inc.	497,094	241,055,793
Enphase Energy Inc.(a)	240,217	36,025,343
KLA Corp.	272,519	91,160,331
Lam Research Corp.	253,653	144,366,605
Microchip Technology Inc.	350,191	53,750,817
Monolithic Power Systems Inc.	77,041	37,340,232
NVIDIA Corp.	4,440,251	919,842,397

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	25,928	$5,078,517
Qorvo Inc.(a)	198,994	33,269,807
QUALCOMM Inc.	2,009,868	259,232,775
Skyworks Solutions Inc.	151,826	25,017,888
Teradyne Inc.	294,255	32,123,818
Texas Instruments Inc.	871,209	167,455,082
Xilinx Inc.	439,489	66,358,444

		2,613,076,909

Software — 16.8%
Adobe Inc.(a)	848,835	488,691,286
ANSYS Inc.(a)	155,479	52,932,826
Autodesk Inc.(a)	392,583	111,952,894
Cadence Design Systems Inc.(a)	493,102	74,675,367
Ceridian HCM Holding Inc.(a)	143,075	16,113,106
Citrix Systems Inc.	141,561	15,199,405
Fortinet Inc.(a)	241,632	70,566,209
Intuit Inc.	486,903	262,689,038
Microsoft Corp.	13,390,028	3,774,916,694
Oracle Corp.	1,616,630	140,856,972
Paycom Software Inc.(a)	86,034	42,651,355
PTC Inc.(a)(b)	188,173	22,541,244
salesforce.com Inc.(a)	1,731,057	469,497,280
ServiceNow Inc.(a)	353,309	219,853,591
Synopsys Inc.(a)	271,917	81,414,669
Tyler Technologies Inc.(a)	72,570	33,284,230

		5,877,836,166

Specialty Retail — 2.3%
AutoZone Inc.(a)	21,377	36,297,932
Bath & Body Works Inc.	264,164	16,650,257
Best Buy Co. Inc.	202,295	21,384,604
Home Depot Inc. (The)	1,364,044	447,761,083
Lowe’s Companies Inc.	894,279	181,413,438
O’Reilly Automotive Inc.(a)	83,276	50,886,633
Tractor Supply Co.	203,998	41,332,035
Ulta Beauty Inc.(a)	49,074	17,711,788

		813,437,770

Technology Hardware, Storage & Peripherals — 11.3%
Apple Inc.	27,980,727	3,959,272,870

Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	1,457,199	211,629,011

Trading Companies & Distributors — 0.3%
Fastenal Co.	768,864	39,681,071
United Rentals Inc.(a)	128,845	45,215,576
WW Grainger Inc.	47,442	18,647,552

		103,544,199

Water Utilities — 0.1%
American Water Works Co. Inc.	162,849	27,527,995

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	722,134	92,259,840

Total Common Stocks — 99.9% (Cost: $19,533,491,272)		34,996,866,098

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	137,170,306	137,238,891

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	42,330,000	$42,330,000

		179,568,891

Total Short-Term Investments — 0.5% (Cost: $179,545,240)		179,568,891

Total Investments in Securities — 100.4% (Cost: $19,713,036,512)		35,176,434,989

Other Assets, Less Liabilities — (0.4)%		(132,550,948)

Net Assets — 100.0%		$35,043,884,041

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$52,646,251	$84,603,846	(a)	$—	$28,280	$(39,486)	$137,238,891	137,170,306	$98,814	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	37,060,000	5,270,000	(a)	—	—	—	42,330,000	42,330,000	1,500		—
BlackRock Inc.	135,626,849	5,438,380		(6,718,183)	2,638,966	12,509,326	149,495,338	178,255	1,467,261		—

					$2,667,246	$12,469,840	$329,064,229		$1,567,575		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	189	12/17/21	$40,614	$(1,637,590)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,637,590

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P 500 Growth ETF

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$5,931,158

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,010,292)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$40,952,433

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$34,996,866,098	$—	$—	$34,996,866,098
Money Market Funds	179,568,891	—	—	179,568,891

	$35,176,434,989	$—	$—	$35,176,434,989

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,637,590)	$—	$—	$(1,637,590)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Boeing Co. (The)(a)	712,943	$156,804,683
General Dynamics Corp.	300,231	58,854,283
Howmet Aerospace Inc.	499,981	15,599,407
Huntington Ingalls Industries Inc.	51,244	9,893,167
L3Harris Technologies Inc.	111,450	24,545,748
Lockheed Martin Corp.	172,207	59,428,636
Northrop Grumman Corp.	194,752	70,139,933
Raytheon Technologies Corp.	1,951,135	167,719,565
Textron Inc.	289,355	20,199,872
TransDigm Group Inc.(a)	27,251	17,020,157

		600,205,451

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	171,266	14,900,142
Expeditors International of Washington Inc.	76,580	9,122,975
FedEx Corp.	114,262	25,056,514
United Parcel Service Inc., Class B	282,718	51,482,948

		100,562,579

Airlines — 0.5%
Alaska Air Group Inc.(a)	159,221	9,330,351
American Airlines Group Inc.(a)	842,505	17,288,203
Delta Air Lines Inc.(a)	828,032	35,282,443
Southwest Airlines Co.(a)	765,568	39,373,162
United Airlines Holdings Inc.(a)	417,275	19,849,772

		121,123,931

Auto Components — 0.1%
Aptiv PLC(a)	114,986	17,129,464
BorgWarner Inc.	309,499	13,373,452

		30,502,916

Automobiles — 0.8%
Ford Motor Co.(a)	5,077,395	71,895,913
General Motors Co.(a)	1,878,476	99,014,470

		170,910,383

Banks — 9.2%
Bank of America Corp.	9,581,942	406,753,438
Citigroup Inc.	2,622,587	184,053,156
Citizens Financial Group Inc.	551,190	25,894,906
Comerica Inc.	174,279	14,029,459
Fifth Third Bancorp	893,183	37,906,687
First Republic Bank/CA	107,231	20,682,715
Huntington Bancshares Inc./OH	1,909,638	29,523,003
JPMorgan Chase & Co.	3,866,554	632,916,224
KeyCorp.	1,233,674	26,672,032
M&T Bank Corp.	167,274	24,980,699
People’s United Financial Inc.	547,423	9,563,480
PNC Financial Services Group Inc. (The)	549,918	107,585,957
Regions Financial Corp.	1,241,099	26,447,820
Truist Financial Corp.	1,727,224	101,301,688
U.S. Bancorp.	1,745,797	103,770,174
Wells Fargo & Co.	5,313,537	246,601,252
Zions Bancorp. NA	208,108	12,879,804

		2,011,562,494

Beverages — 1.8%
Brown-Forman Corp., Class B, NVS	117,822	7,895,252
Coca-Cola Co. (The)	3,267,547	171,448,191
Constellation Brands Inc., Class A	218,530	46,042,086
Molson Coors Beverage Co., Class B	247,404	11,474,598

Security	Shares	Value

Beverages (continued)
PepsiCo Inc.	1,037,274	$156,016,382

		392,876,509

Biotechnology — 1.6%
AbbVie Inc.	594,528	64,131,735
Amgen Inc.	367,392	78,125,909
Biogen Inc.(a)	90,388	25,578,900
Gilead Sciences Inc.	1,622,380	113,323,243
Incyte Corp.(a)	92,210	6,342,204
Moderna Inc.(a)	190,844	73,448,222

		360,950,213

Building Products — 0.7%
A O Smith Corp.	171,360	10,464,955
Allegion PLC	67,303	8,896,110
Carrier Global Corp.	406,476	21,039,198
Fortune Brands Home & Security Inc.	77,154	6,899,111
Johnson Controls International PLC	921,597	62,742,324
Masco Corp.	180,118	10,005,555
Trane Technologies PLC	165,774	28,620,881

		148,668,134

Capital Markets — 4.3%
Ameriprise Financial Inc.	147,169	38,870,276
Bank of New York Mellon Corp. (The)	1,027,565	53,268,970
BlackRock Inc.(b)	55,529	46,569,951
Cboe Global Markets Inc.	66,730	8,265,178
Charles Schwab Corp. (The)	1,942,529	141,493,812
CME Group Inc.	464,705	89,864,653
Franklin Resources Inc.	366,440	10,890,597
Goldman Sachs Group Inc. (The)	436,197	164,895,552
Intercontinental Exchange Inc.	335,200	38,487,664
Invesco Ltd.	444,302	10,712,121
Moody’s Corp.	59,034	20,963,564
Morgan Stanley	1,888,724	183,791,732
Nasdaq Inc.	53,312	10,290,282
Northern Trust Corp.	269,648	29,070,751
Raymond James Financial Inc.	241,428	22,278,976
State Street Corp.	473,109	40,081,795
T Rowe Price Group Inc.	117,229	23,058,944

		932,854,818

Chemicals — 2.2%
Air Products & Chemicals Inc.	154,671	39,612,790
Celanese Corp.	144,593	21,781,489
CF Industries Holdings Inc.	275,861	15,398,561
Corteva Inc.	952,426	40,078,086
Dow Inc.	492,181	28,329,938
DuPont de Nemours Inc.	676,808	46,016,176
Eastman Chemical Co.	174,881	17,617,512
Ecolab Inc.	173,919	36,282,982
International Flavors & Fragrances Inc.	322,283	43,095,683
Linde PLC	280,650	82,337,097
LyondellBasell Industries NV, Class A	341,465	32,046,490
Mosaic Co. (The)	445,469	15,912,153
PPG Industries Inc.	307,133	43,923,090
Sherwin-Williams Co. (The)	96,960	27,122,621

		489,554,668

Commercial Services & Supplies — 0.4%
Cintas Corp.	38,177	14,532,457
Republic Services Inc.	272,117	32,670,367
Waste Management Inc.	305,783	45,671,749

		92,874,573

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment — 1.6%
Cisco Systems Inc.	5,453,030	$296,808,423
F5 Networks Inc.(a)	43,933	8,733,002
Juniper Networks Inc.	418,784	11,524,936
Motorola Solutions Inc.	120,686	28,037,771

		345,104,132

Construction & Engineering — 0.0%
Quanta Services Inc.	75,165	8,555,280

Construction Materials — 0.2%
Martin Marietta Materials Inc.	80,593	27,537,016
Vulcan Materials Co.	99,325	16,801,817

		44,338,833

Consumer Finance — 1.4%
American Express Co.	832,650	139,493,854
Capital One Financial Corp.	577,247	93,496,697
Discover Financial Services	387,509	47,605,481
Synchrony Financial	736,766	36,013,122

		316,609,154

Containers & Packaging — 0.5%
Amcor PLC	2,007,911	23,271,689
Avery Dennison Corp.	62,533	12,957,463
Ball Corp.	152,136	13,687,676
International Paper Co.	504,770	28,226,738
Packaging Corp. of America	122,505	16,837,087
Sealed Air Corp.	64,566	3,537,571
Westrock Co.	348,962	17,388,777

		115,907,001

Distributors — 0.2%
Genuine Parts Co.	185,763	22,520,048
LKQ Corp.(a)	351,828	17,703,985

		40,224,033

Diversified Financial Services — 3.0%
Berkshire Hathaway Inc., Class B(a)	2,398,586	654,670,063

Diversified Telecommunication Services — 2.5%
AT&T Inc.	9,238,889	249,542,392
Lumen Technologies Inc.	1,287,118	15,947,392
Verizon Communications Inc.	5,357,159	289,340,158

		554,829,942

Electric Utilities — 2.9%
Alliant Energy Corp.	322,735	18,066,705
American Electric Power Co. Inc.	647,311	52,548,707
Duke Energy Corp.	995,492	97,150,064
Edison International	491,325	27,253,798
Entergy Corp.	260,024	25,822,983
Evergy Inc.	296,696	18,454,491
Eversource Energy	444,653	36,354,829
Exelon Corp.	1,265,285	61,163,877
FirstEnergy Corp.	701,833	24,999,292
NextEra Energy Inc.	1,446,913	113,611,609
NRG Energy Inc.	129,427	5,284,504
Pinnacle West Capital Corp.	145,532	10,530,696
PPL Corp.	994,099	27,715,480
Southern Co. (The)	1,370,074	84,903,486
Xcel Energy Inc.	696,716	43,544,750

		647,405,271

Electrical Equipment — 0.7%
AMETEK Inc.	153,415	19,024,994
Eaton Corp. PLC	515,772	77,009,917

Security	Shares	Value

Electrical Equipment (continued)
Emerson Electric Co.	464,120	$43,720,104
Rockwell Automation Inc.	66,009	19,409,287

		159,164,302

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	293,942	21,525,373
CDW Corp./DE	100,190	18,236,584
Corning Inc.	528,416	19,281,900
IPG Photonics Corp.(a)	25,247	3,999,125
Keysight Technologies Inc.(a)	102,504	16,840,382
TE Connectivity Ltd.	262,254	35,986,494
Teledyne Technologies Inc.(a)	30,630	13,158,035
Zebra Technologies Corp., Class A(a)(c)	18,608	9,590,935

		138,618,828

Energy Equipment & Services — 0.5%

Baker Hughes Co.	1,068,657	26,427,887
Halliburton Co.	1,152,269	24,912,056
Schlumberger NV	1,809,517	53,634,084

		104,974,027

Entertainment — 2.1%
Activision Blizzard Inc.	412,289	31,907,046
Electronic Arts Inc.	169,899	24,168,133
Live Nation Entertainment Inc.(a)	171,458	15,624,968
Walt Disney Co. (The)(a)	2,351,297	397,768,913

		469,469,060

Equity Real Estate Investment Trusts (REITs) — 4.1%
Alexandria Real Estate Equities Inc.	178,919	34,186,053
American Tower Corp.	288,583	76,592,814
AvalonBay Communities Inc.	180,661	40,041,704
Boston Properties Inc.	184,884	20,032,181
Crown Castle International Corp.	223,695	38,770,817
Digital Realty Trust Inc.	365,660	52,819,587
Duke Realty Corp.	288,681	13,819,159
Equinix Inc.	48,773	38,537,010
Equity Residential	440,317	35,630,452
Essex Property Trust Inc.	84,154	26,907,400
Extra Space Storage Inc.	90,433	15,191,840
Federal Realty Investment Trust	91,044	10,742,282
Healthpeak Properties Inc.	695,513	23,285,775
Host Hotels & Resorts Inc.(a)	923,242	15,076,542
Iron Mountain Inc.	372,222	16,173,046
Kimco Realty Corp.	798,345	16,565,659
Mid-America Apartment Communities Inc.	149,822	27,979,259
Prologis Inc.	956,559	119,981,195
Public Storage	112,435	33,404,439
Realty Income Corp.	505,603	32,793,411
Regency Centers Corp.	198,949	13,395,236
SBA Communications Corp.	49,607	16,398,586
Simon Property Group Inc.	425,210	55,264,544
UDR Inc.	361,713	19,163,555
Ventas Inc.	508,102	28,052,311
Vornado Realty Trust	205,030	8,613,310
Welltower Inc.	546,426	45,025,502
Weyerhaeuser Co.	970,196	34,509,872

		908,953,541

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	268,847	120,806,400
Kroger Co. (The)	879,401	35,554,182
Sysco Corp.	661,976	51,965,116
Walgreens Boots Alliance Inc.	928,985	43,708,744

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	1,849,189	$257,739,963

		509,774,405

Food Products — 1.7%
Archer-Daniels-Midland Co.	723,798	43,435,118
Campbell Soup Co.	262,120	10,959,237
Conagra Brands Inc.	619,416	20,979,620
General Mills Inc.	786,766	47,064,342
Hershey Co. (The)	111,182	18,817,554
Hormel Foods Corp.	361,796	14,833,636
JM Smucker Co. (The)	140,283	16,838,168
Kellogg Co.	332,673	21,264,458
Kraft Heinz Co. (The)	869,473	32,013,996
Lamb Weston Holdings Inc.	115,749	7,103,516
McCormick & Co. Inc./MD, NVS	180,121	14,595,205
Mondelez International Inc., Class A	1,808,725	105,231,621
Tyson Foods Inc., Class A	380,528	30,038,880

		383,175,351

Gas Utilities — 0.1%
Atmos Energy Corp.	170,943	15,077,173

Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	940,524	111,104,100
Baxter International Inc.	646,403	51,990,193
Becton Dickinson and Co.	371,609	91,348,924
Boston Scientific Corp.(a)	1,842,411	79,942,213
Cooper Companies Inc. (The)	37,441	15,474,740
Danaher Corp.	263,082	80,092,684
DENTSPLY SIRONA Inc.	282,800	16,416,540
Edwards Lifesciences Corp.(a)	346,822	39,263,719
Hologic Inc.(a)	90,094	6,649,838
Intuitive Surgical Inc.(a)	46,150	45,880,023
Medtronic PLC	1,738,966	217,979,388
STERIS PLC	55,829	11,404,748
Stryker Corp.	221,472	58,406,596
Teleflex Inc.	32,510	12,241,641
Zimmer Biomet Holdings Inc.	270,239	39,552,180

		877,747,527

Health Care Providers & Services — 4.1%
AmerisourceBergen Corp.	194,687	23,255,362
Anthem Inc.	315,494	117,616,163
Cardinal Health Inc.	375,169	18,555,859
Centene Corp.(a)(c)	754,433	47,008,720
Cigna Corp.	440,088	88,088,014
CVS Health Corp.	1,707,475	144,896,329
HCA Healthcare Inc.	318,977	77,422,097
Henry Schein Inc.(a)	178,915	13,626,166
Humana Inc.	80,075	31,161,186
Laboratory Corp. of America Holdings(a)	125,070	35,199,701
McKesson Corp.	200,137	39,903,315
Quest Diagnostics Inc.	157,550	22,893,591
UnitedHealth Group Inc.	585,644	228,834,537
Universal Health Services Inc., Class B	98,739	13,662,515

		902,123,555

Health Care Technology — 0.1%
Cerner Corp.	219,250	15,461,510

Hotels, Restaurants & Leisure — 2.6%
Booking Holdings Inc.(a)	32,942	78,200,025
Caesars Entertainment Inc.(a)(c)	116,652	13,097,687
Carnival Corp.(a)	1,033,281	25,842,358

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants Inc.	168,519	$25,525,573
Expedia Group Inc.(a)	120,509	19,751,425
Hilton Worldwide Holdings Inc.(a)	227,178	30,012,486
Las Vegas Sands Corp.(a)	447,356	16,373,230
Marriott International Inc./MD, Class A(a)(c)	353,958	52,417,640
McDonald’s Corp.	579,793	139,793,890
MGM Resorts International	520,468	22,458,194
Norwegian Cruise Line Holdings Ltd.(a)(c)	477,103	12,743,421
Penn National Gaming Inc.(a)(c)	81,607	5,913,243
Royal Caribbean Cruises Ltd.(a)	289,079	25,713,577
Starbucks Corp.	640,807	70,687,420
Wynn Resorts Ltd.(a)	136,201	11,543,035
Yum! Brands Inc.	217,467	26,598,389

		576,671,593

Household Durables — 0.6%
DR Horton Inc.	168,902	14,182,701
Garmin Ltd.	86,994	13,524,087
Leggett & Platt Inc.	170,750	7,656,430
Lennar Corp., Class A	356,069	33,356,544
Mohawk Industries Inc.(a)	72,757	12,907,092
Newell Brands Inc.	487,523	10,793,759
NVR Inc.(a)	4,368	20,940,541
PulteGroup Inc.	164,690	7,562,565
Whirlpool Corp.	80,953	16,503,079

		137,426,798

Household Products — 1.5%
Church & Dwight Co. Inc.	103,284	8,528,160
Clorox Co. (The)	52,613	8,713,239
Colgate-Palmolive Co.	522,677	39,503,928
Kimberly-Clark Corp.	270,223	35,788,334
Procter & Gamble Co. (The)	1,633,323	228,338,555

		320,872,216

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	532,841	12,164,759

Industrial Conglomerates — 2.3%
3M Co.	748,730	131,342,217
General Electric Co.	1,420,333	146,336,909
Honeywell International Inc.	893,345	189,639,276
Roper Technologies Inc.	62,754	27,996,442

		495,314,844

Insurance — 3.4%
Aflac Inc.	798,484	41,624,971
Allstate Corp. (The)	382,602	48,709,061
American International Group Inc.	1,105,762	60,695,276
Aon PLC, Class A	140,220	40,070,669
Arthur J Gallagher & Co.	153,353	22,795,923
Assurant Inc.	76,526	12,071,977
Chubb Ltd.	567,708	98,485,984
Cincinnati Financial Corp.	193,468	22,097,915
Everest Re Group Ltd.	51,632	12,948,273
Globe Life Inc.	119,761	10,662,322
Hartford Financial Services Group Inc. (The)	448,601	31,514,220
Lincoln National Corp.	228,658	15,720,238
Loews Corp.	264,493	14,264,108
Marsh & McLennan Companies Inc.	334,335	50,628,349
MetLife Inc.	942,481	58,179,352
Principal Financial Group Inc.	323,430	20,828,892
Progressive Corp. (The)	272,578	24,638,325
Prudential Financial Inc.	500,505	52,653,126

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Travelers Companies Inc. (The)	322,833	$49,073,844
W R Berkley Corp.	181,473	13,280,194
Willis Towers Watson PLC	166,969	38,813,614

		739,756,633

Interactive Media & Services — 0.1%
Match Group Inc.(a)	104,432	16,394,780

IT Services — 4.5%
Accenture PLC, Class A	361,046	115,505,836
Akamai Technologies Inc.(a)	75,829	7,930,955
Automatic Data Processing Inc.	284,667	56,910,627
Broadridge Financial Solutions Inc.	74,841	12,471,504
Cognizant Technology Solutions Corp., Class A	333,978	24,784,507
DXC Technology Co.(a)	322,052	10,824,168
Fidelity National Information Services Inc.	799,267	97,254,809
Fiserv Inc.(a)	246,580	26,753,930
FleetCor Technologies Inc.(a)	60,449	15,793,510
Gartner Inc.(a)	51,160	15,546,501
Global Payments Inc.	379,866	59,859,284
International Business Machines Corp.	1,159,810	161,132,403
Jack Henry & Associates Inc.	49,906	8,187,578
Mastercard Inc., Class A	360,725	125,416,868
Paychex Inc.	194,770	21,901,887
VeriSign Inc.(a)	73,254	15,017,803
Visa Inc., Class A	873,504	194,573,016
Western Union Co. (The)	520,373	10,521,942

		980,387,128

Leisure Products — 0.1%
Hasbro Inc.	168,415	15,025,986

Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	109,345	17,225,118
Illumina Inc.(a)	94,904	38,494,011
IQVIA Holdings Inc.(a)	89,190	21,364,573
Waters Corp.(a)(c)	35,924	12,835,645

		89,919,347

Machinery — 2.1%
Caterpillar Inc.	375,464	72,077,824
Cummins Inc.	106,511	23,918,110
Deere & Co.	92,151	30,877,036
Dover Corp.	186,241	28,960,475
Fortive Corp.	465,344	32,839,326
IDEX Corp.	53,952	11,165,366
Illinois Tool Works Inc.	207,693	42,915,605
Ingersoll Rand Inc.(a)	523,066	26,367,757
Otis Worldwide Corp.	265,734	21,864,594
PACCAR Inc.	449,229	35,453,153
Parker-Hannifin Corp.	80,164	22,415,458
Pentair PLC	214,617	15,587,633
Snap-on Inc.	69,834	14,591,814
Stanley Black & Decker Inc.	210,447	36,893,464
Westinghouse Air Brake Technologies Corp.	245,988	21,206,625
Xylem Inc./NY	125,743	15,551,894

		452,686,134

Media — 1.5%
Comcast Corp., Class A	3,318,971	185,630,048
Discovery Inc., Class A(a)(c)	218,111	5,535,657
Discovery Inc., Class C, NVS(a)(c)	395,236	9,592,378
DISH Network Corp., Class A(a)(c)	319,589	13,889,338
Fox Corp., Class A, NVS	415,131	16,650,904

Security	Shares	Value

Media (continued)
Fox Corp., Class B	187,855	$6,973,178
Interpublic Group of Companies Inc. (The)	509,331	18,677,168
News Corp., Class A, NVS	505,174	11,886,744
News Corp., Class B	157,841	3,666,646
Omnicom Group Inc.	277,207	20,086,419
ViacomCBS Inc., Class B, NVS	783,901	30,971,929

		323,560,409

Metals & Mining — 0.4%
Freeport-McMoRan Inc.	720,148	23,426,414
Newmont Corp.	465,312	25,266,442
Nucor Corp.	379,917	37,418,025

		86,110,881

Multi-Utilities — 1.6%
Ameren Corp.	331,984	26,890,704
CenterPoint Energy Inc.	771,508	18,979,097
CMS Energy Corp.	374,656	22,378,203
Consolidated Edison Inc.	458,824	33,306,034
Dominion Energy Inc.	1,046,152	76,390,019
DTE Energy Co.	250,295	27,960,455
NiSource Inc.	507,757	12,302,952
Public Service Enterprise Group Inc.	654,198	39,840,658
Sempra Energy	413,198	52,269,547
WEC Energy Group Inc.	407,942	35,980,484

		346,298,153

Multiline Retail — 0.4%
Dollar Tree Inc.(a)	299,469	28,665,172
Target Corp.	217,649	49,791,562

		78,456,734

Oil, Gas & Consumable Fuels — 5.4%
APA Corp.	483,620	10,363,977
Cabot Oil & Gas Corp.	515,144	11,209,533
Chevron Corp.	2,502,410	253,869,495
ConocoPhillips	1,732,727	117,426,909
Devon Energy Corp.	819,283	29,092,739
Diamondback Energy Inc.	221,460	20,965,618
EOG Resources Inc.	755,499	60,643,905
Exxon Mobil Corp.	5,478,074	322,220,313
Hess Corp.	168,277	13,144,116
Kinder Morgan Inc.	2,522,210	42,196,573
Marathon Oil Corp.	1,018,528	13,923,278
Marathon Petroleum Corp.	825,811	51,043,378
Occidental Petroleum Corp.	1,146,049	33,900,129
ONEOK Inc.	576,664	33,440,745
Phillips 66	566,763	39,690,413
Pioneer Natural Resources Co.	293,570	48,882,341
Valero Energy Corp.	530,298	37,423,130
Williams Companies Inc. (The)	1,572,104	40,780,378

		1,180,216,970

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	132,031	39,600,058

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	1,380,164	81,664,304
Eli Lilly & Co.	400,671	92,575,035
Johnson & Johnson	2,043,802	330,074,023
Merck & Co. Inc.	1,703,264	127,932,159
Organon & Co.	170,013	5,574,726
Pfizer Inc.	7,254,842	312,030,754
Viatris Inc.	1,572,991	21,314,028

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	165,583	$32,146,284

		1,003,311,313

Professional Services — 0.4%
Equifax Inc.	78,713	19,947,448
IHS Markit Ltd.	179,751	20,962,562
Jacobs Engineering Group Inc.	65,286	8,652,354
Leidos Holdings Inc.	184,208	17,707,915
Nielsen Holdings PLC	459,307	8,814,101
Robert Half International Inc.	144,765	14,524,272

		90,608,652

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	434,428	42,295,910

Road & Rail — 0.9%
CSX Corp.	1,398,393	41,588,208
JB Hunt Transport Services Inc.	44,368	7,419,217
Kansas City Southern	57,673	15,608,620
Norfolk Southern Corp.	175,535	41,996,749
Union Pacific Corp.	438,796	86,008,404

		192,621,198

Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices Inc.	396,737	66,445,513
Broadcom Inc.	169,870	82,375,059
Intel Corp.	5,249,604	279,698,901
Microchip Technology Inc.	99,228	15,230,506
Micron Technology Inc.	1,456,681	103,395,217
NXP Semiconductors NV	325,237	63,704,171
Skyworks Solutions Inc.	101,973	16,803,111
Texas Instruments Inc.	561,458	107,917,842

		735,570,320

Software — 0.5%
Ceridian HCM Holding Inc.(a)	71,938	8,101,657
Citrix Systems Inc.	57,680	6,193,102
NortonLifeLock Inc.	752,142	19,029,193
Oracle Corp.	959,181	83,573,440

		116,897,392

Specialty Retail — 2.1%
Advance Auto Parts Inc.	84,674	17,687,552
AutoZone Inc.(a)	12,275	20,842,827
Bath & Body Works Inc.	150,733	9,500,701
Best Buy Co. Inc.	146,676	15,505,120
CarMax Inc.(a)	210,833	26,978,191
Gap Inc. (The)	282,303	6,408,278
Home Depot Inc. (The)	385,232	126,456,256
Lowe’s Companies Inc.	265,260	53,810,644
O’Reilly Automotive Inc.(a)	28,577	17,462,262
Ross Stores Inc.	462,097	50,299,258
TJX Companies Inc. (The)	1,561,153	103,004,875
Ulta Beauty Inc.(a)	34,489	12,447,770

		460,403,734

Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	1,689,814	24,079,849
HP Inc.	1,554,387	42,528,028

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
NetApp Inc.	289,063	$25,946,295
Seagate Technology Holdings PLC	272,467	22,483,977
Western Digital Corp.(a)	396,547	22,381,113

		137,419,262

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands Inc.	449,340	7,710,674
Nike Inc., Class B	595,359	86,463,988
PVH Corp.(a)(c)	91,729	9,428,824
Ralph Lauren Corp.	62,592	6,950,216
Tapestry Inc.	358,025	13,254,085
Under Armour Inc., Class A(a)	243,782	4,919,521
Under Armour Inc., Class C, NVS(a)	271,186	4,751,179
VF Corp.	420,749	28,185,975

		161,664,462

Tobacco — 1.4%
Altria Group Inc.	2,386,161	108,618,049
Philip Morris International Inc.	2,016,696	191,162,614

		299,780,663

Trading Companies & Distributors — 0.1%
Fastenal Co.	185,732	9,585,629
WW Grainger Inc.	21,708	8,532,546

		18,118,175

Water Utilities — 0.1%
American Water Works Co. Inc.	117,232	19,816,897

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	235,279	30,059,245

Total Common Stocks — 99.7% (Cost: $18,668,266,913)		21,864,260,303

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(b)(d)(e)	65,641,647	65,674,468
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	34,030,000	34,030,000

		99,704,468

Total Short-Term Investments — 0.5% (Cost: $99,684,165)		99,704,468

Total Investments in Securities — 100.2% (Cost: $18,767,951,078)		21,963,964,771

Other Assets, Less Liabilities — (0.2)%		(42,808,129)

Net Assets — 100.0%		$21,921,156,642

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P 500 Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$44,476,163	$21,206,451	(a)	$—	$(6,793)	$(1,353)	$65,674,468	65,641,647	$59,252	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,200,000	2,830,000	(a)	—	—	—	34,030,000	34,030,000	1,524		—
BlackRock Inc.	41,729,424	4,577,607		(4,401,971)	2,141,496	2,523,395	46,569,951	55,529	460,408		—

					$2,134,703	$2,522,042	$146,274,419		$521,184		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	254	12/17/21	$54,581	$(1,913,400)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,913,400

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$7,772,890

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,403,167)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$54,507,618

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P 500 Value ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$21,864,260,303	$—	$—	$21,864,260,303
Money Market Funds	99,704,468	—	—	99,704,468

	$21,963,964,771	$—	$—	$21,963,964,771

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,913,400)	$—	$—	$(1,913,400)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) September 30, 2021	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise Inc.(a)	484,470	$84,791,939
Curtiss-Wright Corp.	111,693	14,093,423
Mercury Systems Inc.(a)	415,127	19,685,322

		118,570,684

Air Freight & Logistics — 0.4%
GXO Logistics Inc.(a)(b)	378,906	29,721,387

Auto Components — 1.1%
Fox Factory Holding Corp.(a)(b)	310,644	44,900,484
Gentex Corp.	1,022,568	33,724,293
Visteon Corp.(a)(b)	100,083	9,446,834

		88,071,611

Banks — 1.8%
Commerce Bancshares Inc.	377,126	26,278,140
First Financial Bankshares Inc.	606,117	27,851,076
Glacier Bancorp. Inc.	400,018	22,140,996
PacWest Bancorp.	242,152	10,974,328
Signature Bank/New York NY	156,553	42,626,251
Umpqua Holdings Corp.	698,399	14,142,580

		144,013,371

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)	69,235	35,292,541

Biotechnology — 3.2%
Arrowhead Pharmaceuticals Inc.(a)(b)	769,363	48,031,332
Emergent BioSolutions Inc.(a)	353,280	17,688,730
Exelixis Inc.(a)	2,324,746	49,145,131
Halozyme Therapeutics Inc.(a)(b)	1,050,080	42,717,254
Neurocrine Biosciences Inc.(a)	698,738	67,015,962
United Therapeutics Corp.(a)	139,368	25,724,545

		250,322,954

Building Products — 3.1%
Builders FirstSource Inc.(a)(b)	749,010	38,753,777
Carlisle Companies Inc.	223,075	44,345,079
Lennox International Inc.	148,857	43,789,264
Simpson Manufacturing Co. Inc.	320,366	34,269,551
Trex Co. Inc.(a)(b)	850,902	86,732,441

		247,890,112

Capital Markets — 2.9%
Evercore Inc., Class A	184,675	24,685,507
FactSet Research Systems Inc.	278,908	110,107,300
Federated Hermes Inc.	295,113	9,591,173
Interactive Brokers Group Inc., Class A	644,410	40,172,520
SEI Investments Co.	404,191	23,968,526
Stifel Financial Corp.	325,317	22,108,543

		230,633,569

Chemicals — 2.2%
Ashland Global Holdings Inc.	150,024	13,370,139
Chemours Co. (The)	549,382	15,965,041
Ingevity Corp.(a)(b)	143,507	10,242,094
NewMarket Corp.	20,509	6,947,834
RPM International Inc.	593,705	46,101,193
Scotts Miracle-Gro Co. (The)	300,549	43,988,352
Sensient Technologies Corp.	149,297	13,597,971
Valvoline Inc.	801,682	24,996,445

		175,209,069

Commercial Services & Supplies — 2.5%
Brink’s Co. (The)	140,981	8,924,097

Security	Shares	Value

Commercial Services & Supplies (continued)
Clean Harbors Inc.(a)	144,127	$14,970,472
IAA Inc.(a)	994,923	54,292,948
MSA Safety Inc.	269,404	39,252,163
Stericycle Inc.(a)(b)	264,795	17,998,116
Tetra Tech Inc.	399,121	59,604,730

		195,042,526

Communications Equipment — 0.9%
Ciena Corp.(a)	424,367	21,791,245
Lumentum Holdings Inc.(a)(b)	560,005	46,782,818

		68,574,063

Construction & Engineering — 0.2%
Valmont Industries Inc.	64,218	15,098,936

Construction Materials — 0.3%
Eagle Materials Inc.	191,940	25,174,850

Consumer Finance — 0.8%
LendingTree Inc.(a)	85,171	11,909,461
PROG Holdings Inc.	227,924	9,575,087
SLM Corp.	2,255,843	39,702,837

		61,187,385

Containers & Packaging — 0.6%
AptarGroup Inc.	296,740	35,415,919
Silgan Holdings Inc.	274,903	10,545,279

		45,961,198

Diversified Consumer Services — 0.7%
Grand Canyon Education Inc.(a)(b)	124,368	10,939,409
Service Corp. International	741,858	44,704,363

		55,643,772

Diversified Telecommunication Services — 0.3%
Iridium Communications Inc.(a)(b)	594,889	23,706,327

Electric Utilities — 0.2%
PNM Resources Inc.	246,990	12,221,065

Electrical Equipment — 1.8%
EnerSys	153,691	11,440,758
Hubbell Inc.	240,731	43,492,870
Regal Beloit Corp.	150,411	22,612,790
Sunrun Inc.(a)(b)	1,520,388	66,897,072

		144,443,490

Electronic Equipment, Instruments & Components — 2.9%
Cognex Corp.	1,303,778	104,589,071
Coherent Inc.(a)	61,548	15,392,539
II-VI Inc.(a)(b)	773,854	45,935,974
Littelfuse Inc.	181,629	49,633,757
National Instruments Corp.	443,771	17,409,136

		232,960,477

Energy Equipment & Services — 0.2%
ChampionX Corp.(a)	612,745	13,700,978

Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A	193,191	10,868,926

Equity Real Estate Investment Trusts (REITs) — 5.7%
American Campus Communities Inc.	401,014	19,429,128
Camden Property Trust	348,871	51,448,006
CoreSite Realty Corp.	208,551	28,892,656
CyrusOne Inc.	914,653	70,803,289
EastGroup Properties Inc.	172,749	28,785,166
First Industrial Realty Trust Inc.	486,796	25,352,336

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Realty Trust Inc.	430,754	$12,827,854
Lamar Advertising Co., Class A	319,975	36,301,164
Life Storage Inc.	300,426	34,470,879
Medical Properties Trust Inc.	1,713,395	34,387,838
National Storage Affiliates Trust	367,746	19,413,311
PotlatchDeltic Corp.	187,975	9,695,751
PS Business Parks Inc.	68,240	10,695,938
Rayonier Inc.	419,027	14,950,883
Rexford Industrial Realty Inc.	599,303	34,010,445
STORE Capital Corp.	668,746	21,419,934

		452,884,578

Food & Staples Retailing — 0.4%
Casey’s General Stores Inc.	103,995	19,597,858
Grocery Outlet Holding Corp.(a)	403,345	8,700,151

		28,298,009

Food Products — 1.7%
Darling Ingredients Inc.(a)	1,196,667	86,040,357
Flowers Foods Inc.	573,813	13,559,201
Hain Celestial Group Inc. (The)(a)(b)	384,108	16,432,140
Lancaster Colony Corp.	84,934	14,337,709
Tootsie Roll Industries Inc.(b)	52,939	1,610,934

		131,980,341

Health Care Equipment & Supplies — 5.5%
Globus Medical Inc., Class A(a)	577,776	44,269,197
Haemonetics Corp.(a)	206,812	14,598,859
Hill-Rom Holdings Inc.	203,796	30,569,400
ICU Medical Inc.(a)	75,153	17,539,207
Integra LifeSciences Holdings Corp.(a)(b)	269,465	18,452,963
Masimo Corp.(a)	373,703	101,165,139
Neogen Corp.(a)	476,665	20,701,561
Penumbra Inc.(a)	253,587	67,580,936
Quidel Corp.(a)(b)	279,470	39,447,191
STAAR Surgical Co.(a)	349,773	44,956,324
Tandem Diabetes Care Inc.(a)(b)	288,185	34,403,525

		433,684,302

Health Care Providers & Services — 4.1%
Acadia Healthcare Co. Inc.(a)(b)	252,136	16,081,234
Amedisys Inc.(a)	240,672	35,884,195
Chemed Corp.	116,107	54,003,688
Encompass Health Corp.	410,833	30,828,908
HealthEquity Inc.(a)	615,192	39,839,834
LHC Group Inc.(a)(b)	233,594	36,653,235
Molina Healthcare Inc.(a)	232,813	63,164,495
Option Care Health Inc.(a)	552,439	13,402,170
Progyny Inc.(a)(b)	253,933	14,220,248
R1 RCM Inc.(a)(b)	989,440	21,777,574

		325,855,581

Hotels, Restaurants & Leisure — 4.3%
Boyd Gaming Corp.(a)	327,459	20,715,056
Choice Hotels International Inc.	128,350	16,219,590
Churchill Downs Inc.	255,787	61,409,343
Jack in the Box Inc.	159,900	15,563,067
Papa John’s International Inc.	240,101	30,490,426
Scientific Games Corp./DE, Class A(a)(b)	387,849	32,218,617
Six Flags Entertainment Corp.(a)	216,847	9,215,998
Texas Roadhouse Inc.	515,219	47,054,951
Travel + Leisure Co.	248,322	13,540,999
Wendy’s Co. (The)	1,315,018	28,509,590
Wingstop Inc.	219,380	35,962,963

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts Inc.	372,617	$28,762,306

		339,662,906

Household Durables — 2.2%
Helen of Troy Ltd.(a)(b)	177,783	39,944,284
Tempur Sealy International Inc.	1,449,793	67,284,893
Toll Brothers Inc.	378,183	20,909,738
TopBuild Corp.(a)	243,001	49,769,035

		177,907,950

Household Products — 0.1%
Energizer Holdings Inc.	218,129	8,517,937

Insurance — 1.8%
Brighthouse Financial Inc.(a)	614,327	27,786,010
Kinsale Capital Group Inc.	158,144	25,571,885
Primerica Inc.	291,201	44,737,210
RenaissanceRe Holdings Ltd.	198,467	27,666,300
RLI Corp.	173,568	17,403,663

		143,165,068

Interactive Media & Services — 0.2%
TripAdvisor Inc.(a)	269,224	9,113,232
Yelp Inc.(a)(b)	260,207	9,690,109

		18,803,341

IT Services — 1.8%
Concentrix Corp.(a)	151,641	26,840,457
Genpact Ltd.	777,352	36,931,993
LiveRamp Holdings Inc.(a)	267,695	12,643,235
Maximus Inc.	281,678	23,435,610
Sabre Corp.(a)	858,598	10,165,800
WEX Inc.(a)(b)	191,969	33,813,420

		143,830,515

Leisure Products — 2.2%
Brunswick Corp./DE	314,204	29,934,215
Callaway Golf Co.(a)	504,324	13,934,472
Mattel Inc.(a)(b)	2,574,768	47,787,694
Polaris Inc.	197,504	23,633,329
YETI Holdings Inc.(a)(b)	645,157	55,283,503

		170,573,213

Life Sciences Tools & Services — 2.7%
Medpace Holdings Inc.(a)(b)	211,384	40,010,763
Repligen Corp.(a)(b)	377,236	109,017,432
Syneos Health Inc.(a)	764,068	66,840,669

		215,868,864

Machinery — 5.9%
AGCO Corp.	191,911	23,514,855
Donaldson Co. Inc.	464,145	26,646,564
Graco Inc.	1,252,204	87,616,714
ITT Inc.	286,393	24,583,975
Lincoln Electric Holdings Inc.	438,359	56,456,256
Middleby Corp. (The)(a)	250,346	42,686,496
Nordson Corp.	251,410	59,873,292
Terex Corp.	197,864	8,330,074
Timken Co. (The)	511,764	33,479,601
Toro Co. (The)	790,515	77,004,066
Woodward Inc.	243,776	27,595,443

		467,787,336

Media — 1.8%
Cable One Inc.	36,555	66,278,967
New York Times Co. (The), Class A	1,233,485	60,773,806

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
TEGNA Inc.	652,483	$12,866,965

		139,919,738

Metals & Mining — 1.4%
Cleveland-Cliffs Inc.(a)	3,357,401	66,510,114
Compass Minerals International Inc.	120,771	7,777,652
Royal Gold Inc.	281,271	26,858,568
Worthington Industries Inc.	143,460	7,560,342

		108,706,676

Multiline Retail — 0.3%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	448,604	27,041,849

Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Corp.	2,399,895	25,006,906
Cimarex Energy Co.	363,893	31,731,470
CNX Resources Corp.(a)(b)	1,610,814	20,328,473
EQT Corp.(a)	848,512	17,360,555
Equitrans Midstream Corp.	1,349,891	13,687,895
Targa Resources Corp.	388,736	19,129,698

		127,244,997

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	387,137	23,758,598

Personal Products — 0.1%
Nu Skin Enterprises Inc., Class A	205,760	8,327,107

Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC(a)(b)	451,371	58,773,018
Nektar Therapeutics(a)(b)	516,271	9,272,227

		68,045,245

Professional Services — 1.8%
ASGN Inc.(a)	390,307	44,159,334
CACI International Inc., Class A(a)(b)	74,856	19,619,758
FTI Consulting Inc.(a)(b)	252,783	34,049,870
Insperity Inc.	265,369	29,386,963
Science Applications International Corp.	166,900	14,279,964

		141,495,889

Road & Rail — 2.2%
Knight-Swift Transportation Holdings Inc.	1,225,298	62,673,993
Landstar System Inc.	177,742	28,051,242
Saia Inc.(a)	194,327	46,255,656
Werner Enterprises Inc.	211,939	9,382,540
XPO Logistics Inc.(a)	377,919	30,074,794

		176,438,225

Semiconductors & Semiconductor Equipment — 6.8%
Amkor Technology Inc.	224,979	5,613,226
Brooks Automation Inc.	548,178	56,106,018
Cirrus Logic Inc.(a)	183,887	15,143,095
CMC Materials Inc.	215,606	26,569,127
First Solar Inc.(a)(b)	729,531	69,641,029
Lattice Semiconductor Corp.(a)	1,006,275	65,055,679
MKS Instruments Inc.	409,136	61,742,714
Semtech Corp.(a)	478,596	37,316,130
Silicon Laboratories Inc.(a)	177,111	24,823,878
SolarEdge Technologies Inc.(a)(b)	385,658	102,284,215
Synaptics Inc.(a)(b)	124,871	22,443,065
Universal Display Corp.	319,848	54,681,214

		541,419,390

Software — 7.9%
ACI Worldwide Inc.(a)	471,420	14,486,737

Security	Shares	Value

Software (continued)
Aspen Technology Inc.(a)(b)	345,737	$42,456,503
Blackbaud Inc.(a)	140,950	9,915,832
CDK Global Inc.	451,692	19,219,495
Cerence Inc.(a)(b)	280,416	26,950,782
CommVault Systems Inc.(a)(b)	166,977	12,575,038
Digital Turbine Inc.(a)(b)	646,388	44,439,175
Envestnet Inc.(a)	178,943	14,358,386
Fair Isaac Corp.(a)(b)	209,626	83,416,474
J2 Global Inc.(a)(b)	224,065	30,611,760
Manhattan Associates Inc.(a)	467,777	71,583,914
Mimecast Ltd.(a)(b)	451,778	28,733,081
Paylocity Holding Corp.(a)(b)	290,057	81,331,983
Qualys Inc.(a)(b)	247,490	27,543,162
SailPoint Technologies Holdings Inc.(a)(b)	686,660	29,443,981
Teradata Corp.(a)	297,836	17,080,895
Wolfspeed Inc.	851,967	68,779,296

		622,926,494

Specialty Retail — 4.8%
Five Below Inc.(a)	413,127	73,044,985
GameStop Corp., Class A(a)(b)	215,703	37,849,405
Lithia Motors Inc.	223,198	70,762,694
RH(a)(b)	125,682	83,818,583
Victoria’s Secret & Co.(a)	311,892	17,235,152
Williams-Sonoma Inc.	554,242	98,283,734

		380,994,553

Textiles, Apparel & Luxury Goods — 1.9%
Columbia Sportswear Co.	109,322	10,477,420
Crocs Inc.(a)	460,296	66,043,270
Deckers Outdoor Corp.(a)	204,103	73,517,901

		150,038,591

Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd.	413,464	18,196,551

Trading Companies & Distributors — 0.7%
MSC Industrial Direct Co. Inc., Class A	173,490	13,912,163
Watsco Inc.	150,807	39,906,548

		53,818,711

Water Utilities — 0.5%
Essential Utilities Inc.	824,828	38,008,074

Total Common Stocks — 99.9% (Cost: $6,180,349,596)		7,909,509,920

Short-Term Investments

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	423,315,987	423,527,645
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	6,685,000	6,685,000

		430,212,645

Total Short-Term Investments — 5.4% (Cost: $430,020,049)		430,212,645

Total Investments in Securities — 105.3% (Cost: $6,610,369,645)		8,339,722,565

Other Assets, Less Liabilities — (5.3)%		(417,488,329)

Net Assets — 100.0%		$7,922,234,236

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Mid-Cap 400 Growth ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$374,280,636	$49,278,863	(a)	$—	$(4,348)	$(27,506)	$423,527,645	423,315,987	$306,771	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,285,000	1,400,000	(a)	—	—	—	6,685,000	6,685,000	347		—

					$(4,348)	$(27,506)	$430,212,645		$307,118		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 400 E-Mini Index	35	12/17/21	$9,216	$(54,083)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/23	$7,802	$222	$8,024	0.0	%(c)
	Monthly	JPMorgan Chase Bank NA(d)	02/08/23	8,267	40	8,307	0.0	(c)

					$262	$16,331

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Rounds to less than 0.1%.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	20 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Mid-Cap 400 Growth ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of September 30, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Software
Envestnet Inc.(a)	100	$8,024	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$8,024

(a)	Non-income producing security.

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of September 30, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Hotels, Restaurants & Leisure
Scientific Games Corp./DE(a)	100	$8,307	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$8,307

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Total Return Swaps	$—	$—	$262	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$262

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$54,083

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(622,936)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(27,152)
Swaps	262

$(26,890)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,192,003
Total return swaps:
Average notional value	$5,356

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Mid-Cap 400 Growth ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$54,083
Swaps - OTC(a)	262	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	262	54,083
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(54,083)

Total derivative assets and liabilities subject to an MNA	262	—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available		Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Received	Received	Assets	(b)

HSBC Bank PLC	$222	$—	$—	$—	$222
JPMorgan Chase Bank NA	40	—	—	—	40

	$262	$—	$—	$—	$262

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,909,509,920	$—	$—	$7,909,509,920
Money Market Funds	430,212,645	—	—	430,212,645

	$8,339,722,565	$—	$—	$8,339,722,565

Derivative financial instruments(a)
Assets
Swaps	$—	$262	$—	$262
Liabilities
Futures Contracts	(54,083)	—	—	(54,083)

	$(54,083)	$262	$—	$(53,821)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) September 30, 2021	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Curtiss-Wright Corp.	177,937	$22,452,091
Hexcel Corp.(a)	577,629	34,305,386

		56,757,477

Air Freight & Logistics — 0.3%
GXO Logistics Inc.(a)	326,801	25,634,270

Airlines — 0.4%
JetBlue Airways Corp.(a)(b)	2,192,007	33,515,787

Auto Components — 2.1%
Adient PLC(a)	649,059	26,903,496
Dana Inc.	1,000,469	22,250,431
Gentex Corp.	691,374	22,801,514
Goodyear Tire & Rubber Co. (The)(a)	1,941,759	34,369,134
Lear Corp.	411,432	64,380,879
Visteon Corp.(a)(b)	100,631	9,498,560

		180,204,014

Automobiles — 1.0%
Harley-Davidson Inc.	1,062,255	38,889,155
Thor Industries Inc.	381,426	46,823,856

		85,713,011

Banks — 11.6%
Associated Banc-Corp.	1,060,350	22,712,697
BancorpSouth Bank	666,363	19,844,290
Bank of Hawaii Corp.	278,848	22,912,940
Bank OZK	841,309	36,159,461
Cathay General Bancorp.	541,605	22,417,031
CIT Group Inc.	684,456	35,557,489
Commerce Bancshares Inc.	380,762	26,531,496
Cullen/Frost Bankers Inc.	390,247	46,291,099
East West Bancorp. Inc.	977,384	75,786,355
First Financial Bankshares Inc.	320,292	14,717,417
First Horizon Corp.	3,783,583	61,634,567
FNB Corp.	2,211,521	25,697,874
Fulton Financial Corp.	1,127,869	17,233,838
Glacier Bancorp. Inc.	373,217	20,657,561
Hancock Whitney Corp.	598,308	28,192,273
Home BancShares Inc./AR	1,041,795	24,513,436
International Bancshares Corp.	369,495	15,385,772
PacWest Bancorp.	583,483	26,443,450
Pinnacle Financial Partners Inc.	524,302	49,326,332
Prosperity Bancshares Inc.	640,187	45,536,501
Signature Bank/New York NY	271,520	73,929,466
Sterling Bancorp./DE	1,331,204	33,226,852
Synovus Financial Corp.	1,008,954	44,282,991
Texas Capital Bancshares Inc.(a)	348,564	20,920,811
UMB Financial Corp.	296,428	28,667,552
Umpqua Holdings Corp.	867,820	17,573,355
United Bankshares Inc./WV	890,073	32,380,856
Valley National Bancorp.	2,808,992	37,387,684
Webster Financial Corp.	625,530	34,066,364
Wintrust Financial Corp.	393,302	31,609,682

		991,597,492

Biotechnology — 0.4%
United Therapeutics Corp.(a)(b)	179,368	33,107,746

Building Products — 1.8%
Builders FirstSource Inc.(a)(b)	729,744	37,756,955
Carlisle Companies Inc.	150,986	30,014,507

Security	Shares	Value

Building Products (continued)
Lennox International Inc.	96,849	$28,490,070
Owens Corning	710,453	60,743,731

		157,005,263

Capital Markets — 2.6%
Affiliated Managers Group Inc.	283,957	42,903,063
Evercore Inc., Class A	101,262	13,535,692
Federated Hermes Inc.	399,814	12,993,955
Janus Henderson Group PLC	1,176,034	48,605,485
Jefferies Financial Group Inc.	1,361,050	50,535,786
SEI Investments Co.	364,059	21,588,699
Stifel Financial Corp.	419,870	28,534,365

		218,697,045

Chemicals — 2.7%
Ashland Global Holdings Inc.	249,021	22,192,752
Avient Corp.	629,535	29,178,947
Cabot Corp.	393,371	19,715,755
Chemours Co. (The)	629,738	18,300,186
Ingevity Corp.(a)(b)	140,317	10,014,424
Minerals Technologies Inc.(b)	233,142	16,282,637
NewMarket Corp.	31,150	10,552,686
Olin Corp.	995,010	48,009,232
RPM International Inc.	339,720	26,379,258
Sensient Technologies Corp.	152,294	13,870,938
Valvoline Inc.	501,994	15,652,173

		230,148,988

Commercial Services & Supplies — 1.1%
Brink’s Co. (The)	212,666	13,461,758
Clean Harbors Inc.(a)	210,325	21,846,458
Herman Miller Inc.	519,872	19,578,379
KAR Auction Services Inc.(a)	828,236	13,574,788
Stericycle Inc.(a)(b)	385,992	26,235,876

		94,697,259

Communications Equipment — 0.9%
Ciena Corp.(a)	671,692	34,491,384
NetScout Systems Inc.(a)	513,177	13,830,120
Viasat Inc.(a)(b)	505,136	27,817,840

		76,139,344

Construction & Engineering — 2.2%
AECOM(a)(b)	992,429	62,671,891
Dycom Industries Inc.(a)	213,718	15,225,270
EMCOR Group Inc.	370,312	42,726,599
Fluor Corp.(a)	981,570	15,675,673
MasTec Inc.(a)	395,313	34,107,606
Valmont Industries Inc.	86,767	20,400,657

		190,807,696

Construction Materials — 0.2%
Eagle Materials Inc.	110,463	14,488,327

Consumer Finance — 0.7%
FirstCash Inc.	279,087	24,420,112
Navient Corp.	1,157,738	22,842,171
PROG Holdings Inc.	249,810	10,494,518

		57,756,801

Containers & Packaging — 1.0%
AptarGroup Inc.	177,210	21,150,014
Greif Inc., Class A, NVS	184,672	11,929,811
Silgan Holdings Inc.	326,584	12,527,762
Sonoco Products Co.	678,910	40,449,458

		86,057,045

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 1.1%
Graham Holdings Co., Class B	28,025	$16,511,209
Grand Canyon Education Inc.(a)(b)	197,535	17,375,178
H&R Block Inc.	1,229,371	30,734,275
Service Corp. International	462,226	27,853,739

		92,474,401

Diversified Telecommunication Services — 0.2%
Iridium Communications Inc.(a)(b)	357,231	14,235,655

Electric Utilities — 1.8%
ALLETE Inc.	360,760	21,472,435
Hawaiian Electric Industries Inc.	755,158	30,833,101
IDACORP Inc.	348,764	36,055,223
OGE Energy Corp.	1,379,221	45,459,124
PNM Resources Inc.	363,289	17,975,540

		151,795,423

Electrical Equipment — 1.6%
Acuity Brands Inc.	245,984	42,646,246
EnerSys(b)	150,803	11,225,775
Hubbell Inc.	149,846	27,072,677
nVent Electric PLC	1,160,805	37,528,826
Regal Beloit Corp.	141,052	21,205,758

		139,679,282

Electronic Equipment, Instruments & Components — 3.4%
Arrow Electronics Inc.(a)	494,696	55,549,414
Avnet Inc.	685,474	25,341,974
Belden Inc.	311,230	18,132,260
Coherent Inc.(a)	111,868	27,977,068
Jabil Inc.	1,004,611	58,639,144
National Instruments Corp.	503,851	19,766,075
SYNNEX Corp.	287,026	29,879,406
Vishay Intertechnology Inc.	920,478	18,492,403
Vontier Corp.	1,166,334	39,188,822

		292,966,566

Energy Equipment & Services — 0.6%
ChampionX Corp.(a)(b)	825,755	18,463,882
NOV Inc.(a)	2,691,523	35,285,866

		53,749,748

Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A(b)	132,516	7,455,350

Equity Real Estate Investment Trusts (REITs) — 12.3%
American Campus Communities Inc.	584,560	28,321,932
Apartment Income REIT Corp.	1,081,212	52,773,958
Brixmor Property Group Inc.	2,046,112	45,239,536
Camden Property Trust	367,166	54,145,970
CoreSite Realty Corp.	110,466	15,303,960
Corporate Office Properties Trust	773,865	20,878,878
Cousins Properties Inc.	1,026,733	38,286,874
Douglas Emmett Inc.	1,211,656	38,300,446
EastGroup Properties Inc.	116,907	19,480,213
EPR Properties	516,656	25,512,473
First Industrial Realty Trust Inc.	435,889	22,701,099
Healthcare Realty Trust Inc.	605,749	18,039,205
Highwoods Properties Inc.	719,919	31,575,647
Hudson Pacific Properties Inc.	1,053,865	27,685,034
JBG SMITH Properties	799,858	23,683,795
Kilroy Realty Corp.	722,077	47,808,718
Lamar Advertising Co., Class A	298,850	33,904,532
Life Storage Inc.	258,964	29,713,529
Macerich Co. (The)	1,470,818	24,577,369

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Medical Properties Trust Inc.	2,503,231	$50,239,846
National Retail Properties Inc.	1,209,552	52,240,551
National Storage Affiliates Trust	221,135	11,673,717
Omega Healthcare Investors Inc.	1,645,570	49,301,277
Park Hotels & Resorts Inc.(a)	1,633,339	31,262,108
Pebblebrook Hotel Trust(b)	905,087	20,283,000
Physicians Realty Trust	1,499,277	26,417,261
PotlatchDeltic Corp.	287,235	14,815,581
PS Business Parks Inc.	75,536	11,839,513
Rayonier Inc.	584,146	20,842,329
Rexford Industrial Realty Inc.	389,040	22,078,020
Sabra Health Care REIT Inc.	1,521,237	22,392,609
SL Green Realty Corp.	463,705	32,848,862
Spirit Realty Capital Inc.	820,539	37,777,616
STORE Capital Corp.	1,061,217	33,990,781
Urban Edge Properties	765,044	14,007,956

		1,049,944,195

Food & Staples Retailing — 1.8%
BJ’s Wholesale Club Holdings Inc.(a)(b)	944,573	51,875,949
Casey’s General Stores Inc.	158,497	29,868,760
Grocery Outlet Holding Corp.(a)	229,502	4,950,358
Performance Food Group Co.(a)(b)	1,058,749	49,189,479
Sprouts Farmers Market Inc.(a)(b)	792,326	18,358,193

		154,242,739

Food Products — 1.9%
Flowers Foods Inc.	842,203	19,901,257
Hain Celestial Group Inc. (The)(a)(b)	220,633	9,438,680
Ingredion Inc.	461,633	41,089,953
Lancaster Colony Corp.	57,679	9,736,792
Pilgrim’s Pride Corp.(a)(b)	335,733	9,763,116
Post Holdings Inc.(a)(b)	403,740	44,475,998
Sanderson Farms Inc.	146,491	27,569,606
Tootsie Roll Industries Inc.	72,499	2,206,145

		164,181,547

Gas Utilities — 2.2%
National Fuel Gas Co.	628,137	32,989,755
New Jersey Resources Corp.	664,324	23,125,118
ONE Gas Inc.	369,531	23,417,180
Southwest Gas Holdings Inc.	407,087	27,225,979
Spire Inc.	356,046	21,782,894
UGI Corp.	1,440,450	61,391,979

		189,932,905

Health Care Equipment & Supplies — 2.5%
Envista Holdings Corp.(a)(b)	1,110,687	46,437,823
Haemonetics Corp.(a)	157,988	11,152,373
Hill-Rom Holdings Inc.	263,596	39,539,400
ICU Medical Inc.(a)(b)	67,798	15,822,697
Integra LifeSciences Holdings Corp.(a)(b)	252,383	17,283,188
LivaNova PLC(a)	366,530	29,025,511
Neogen Corp.(a)(b)	297,800	12,933,454
NuVasive Inc.(a)(b)	356,901	21,360,525
Tandem Diabetes Care Inc.(a)(b)	165,349	19,739,364

		213,294,335

Health Care Providers & Services — 2.2%
Acadia Healthcare Co. Inc.(a)	383,817	24,479,848
Encompass Health Corp.	301,608	22,632,664
Molina Healthcare Inc.(a)	185,064	50,209,714
Option Care Health Inc.(a)	439,950	10,673,187
Patterson Companies Inc.	598,133	18,027,729

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Progyny Inc.(a)(b)	237,093	$13,277,208
Tenet Healthcare Corp.(a)(b)	737,419	48,994,118

		188,294,468

Hotels, Restaurants & Leisure — 2.1%
Boyd Gaming Corp.(a)	261,694	16,554,763
Choice Hotels International Inc.	106,271	13,429,466
Cracker Barrel Old Country Store Inc.	163,447	22,856,429
Marriott Vacations Worldwide Corp.	294,163	46,280,665
Scientific Games Corp./DE, Class A(a)(b)	253,326	21,043,791
Six Flags Entertainment Corp.(a)	332,886	14,147,655
Travel + Leisure Co.	362,644	19,774,977
Wyndham Hotels & Resorts Inc.	296,365	22,876,414

		176,964,160

Household Durables — 1.0%
KB Home	622,493	24,227,428
Taylor Morrison Home Corp.(a)	863,104	22,250,821
Toll Brothers Inc.	447,400	24,736,746
TRI Pointe Homes Inc.(a)	789,649	16,598,422

		87,813,417

Household Products — 0.1%
Energizer Holdings Inc.	232,460	9,077,563

Insurance — 5.1%
Alleghany Corp.(a)	95,527	59,648,014
American Financial Group Inc./OH	455,276	57,287,379
CNO Financial Group Inc.	885,524	20,845,235
First American Financial Corp.	756,970	50,754,839
Hanover Insurance Group Inc. (The)	245,963	31,881,724
Kemper Corp.	412,022	27,518,949
Mercury General Corp.	184,242	10,256,752
Old Republic International Corp.	1,958,767	45,306,281
Reinsurance Group of America Inc.	468,425	52,116,966
RenaissanceRe Holdings Ltd.	139,785	19,486,029
RLI Corp.	113,510	11,381,648
Selective Insurance Group Inc.	415,246	31,363,530
Unum Group	589,606	14,775,526

		432,622,872

Interactive Media & Services — 0.3%
TripAdvisor Inc.(a)	430,694	14,578,992
Yelp Inc.(a)	236,378	8,802,717

		23,381,709

IT Services — 1.7%
Alliance Data Systems Corp.	343,374	34,643,003
Concentrix Corp.(a)	153,385	27,149,145
Genpact Ltd.	464,862	22,085,594
LiveRamp Holdings Inc.(a)	222,283	10,498,426
Maximus Inc.	162,328	13,505,689
Sabre Corp.(a)	1,426,874	16,894,188
WEX Inc.(a)(b)	129,615	22,830,386

		147,606,431

Leisure Products — 0.7%
Brunswick Corp./DE	240,247	22,888,332
Callaway Golf Co.(a)	341,256	9,428,903
Polaris Inc.	207,949	24,883,177

		57,200,412

Machinery — 4.3%
AGCO Corp.	247,174	30,286,230
Colfax Corp.(a)(b)	894,350	41,050,665
Crane Co.	343,569	32,573,777

Security	Shares	Value

Machinery (continued)
Donaldson Co. Inc.	432,571	$24,833,901
Flowserve Corp.	898,009	31,133,972
ITT Inc.	327,579	28,119,381
Kennametal Inc.	579,722	19,843,884
Middleby Corp. (The)(a)(b)	149,451	25,482,890
Nordson Corp.	137,793	32,815,403
Oshkosh Corp.	472,858	48,406,474
Terex Corp.	298,124	12,551,021
Trinity Industries Inc.	579,143	15,735,315
Woodward Inc.	210,324	23,808,677

		366,641,590

Marine — 0.2%
Kirby Corp.(a)	416,680	19,983,973

Media — 0.4%
John Wiley & Sons Inc., Class A	302,047	15,769,874
TEGNA Inc.	916,639	18,076,121

		33,845,995

Metals & Mining — 2.8%
Commercial Metals Co.	830,714	25,303,548
Compass Minerals International Inc.	122,928	7,916,563
Reliance Steel & Aluminum Co.	437,328	62,284,254
Royal Gold Inc.	191,037	18,242,123
Steel Dynamics Inc.	1,335,817	78,118,578
United States Steel Corp.(b)	1,864,603	40,965,328
Worthington Industries Inc.	97,624	5,144,785

		237,975,179

Multi-Utilities — 1.1%
Black Hills Corp.	437,756	27,473,567
MDU Resources Group Inc.	1,397,623	41,467,474
NorthWestern Corp.	357,395	20,478,734

		89,419,775

Multiline Retail — 0.8%
Kohl’s Corp.	1,076,275	50,681,790
Nordstrom Inc.(a)(b)	766,249	20,267,286

		70,949,076

Oil, Gas & Consumable Fuels — 2.6%
Cimarex Energy Co.	368,655	32,146,716
DTE Midstream LLC(a)	667,287	30,855,351
EQT Corp.(a)	1,291,660	26,427,364
Equitrans Midstream Corp.	1,553,123	15,748,667
HollyFrontier Corp.	1,029,829	34,118,235
Murphy Oil Corp.	1,000,056	24,971,398
Targa Resources Corp.	1,212,720	59,677,951

		223,945,682

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	297,316	18,246,283

Personal Products — 0.3%
Coty Inc., Class A(a)	2,310,620	18,161,473
Nu Skin Enterprises Inc., Class A	155,987	6,312,794

		24,474,267

Pharmaceuticals — 0.7%
Nektar Therapeutics(a)(b)	789,626	14,181,683
Perrigo Co. PLC	923,204	43,695,245

		57,876,928

Professional Services — 1.5%
CACI International Inc., Class A(a)(b)	92,478	24,238,484
KBR Inc.	972,035	38,298,179

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
ManpowerGroup Inc.	374,420	$40,542,197
Science Applications International Corp.	245,137	20,973,922

		124,052,782

Real Estate Management & Development — 1.0%
Jones Lang LaSalle Inc.(a)	349,282	86,653,371

Road & Rail — 1.4%
Avis Budget Group Inc.(a)(b)	325,471	37,920,626
Landstar System Inc.	98,330	15,518,440
Ryder System Inc.	370,777	30,666,966
Werner Enterprises Inc.	232,369	10,286,976
XPO Logistics Inc.(a)	326,750	26,002,765

		120,395,773

Semiconductors & Semiconductor Equipment — 0.8%
Amkor Technology Inc.	487,168	12,154,842
Cirrus Logic Inc.(a)	227,665	18,748,213
Silicon Laboratories Inc.(a)	115,585	16,200,393
Synaptics Inc.(a)(b)	126,101	22,664,133

		69,767,581

Software — 1.8%
ACI Worldwide Inc.(a)	375,821	11,548,979
Aspen Technology Inc.(a)	146,045	17,934,326
Blackbaud Inc.(a)	159,282	11,205,489
CDK Global Inc.	422,465	17,975,886
CommVault Systems Inc.(a)(b)	162,611	12,246,234
Envestnet Inc.(a)	74,081	5,944,260
J2 Global Inc.(a)	123,802	16,913,829
NCR Corp.(a)(b)	905,204	35,085,707
Teradata Corp.(a)	474,686	27,223,242

		156,077,952

Specialty Retail — 2.8%
American Eagle Outfitters Inc.	1,053,962	27,192,220
AutoNation Inc.(a)(b)	300,930	36,641,237
Dick’s Sporting Goods Inc.	451,459	54,071,244
Foot Locker Inc.	621,965	28,398,922
GameStop Corp., Class A(a)(b)	226,762	39,789,928
Murphy USA Inc.	163,801	27,397,355
Urban Outfitters Inc.(a)(b)	457,621	13,586,767
Victoria’s Secret & Co.(a)	229,583	12,686,757

		239,764,430

Technology Hardware, Storage & Peripherals — 0.2%
Xerox Holdings Corp.	953,085	19,223,725

Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings Ltd.(a)	1,047,087	50,689,482
Carter’s Inc.	304,044	29,565,239

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.	140,878	$13,501,747
Skechers U.S.A. Inc., Class A(a)	929,253	39,140,136

		132,896,604

Thrifts & Mortgage Finance — 1.3%
Essent Group Ltd.	387,565	17,056,736
MGIC Investment Corp.	2,342,567	35,044,802
New York Community Bancorp. Inc.	3,203,571	41,229,959
Washington Federal Inc.	471,534	16,178,331

		109,509,828

Trading Companies & Distributors — 1.0%
GATX Corp.	245,050	21,946,678
MSC Industrial Direct Co. Inc., Class A	162,405	13,023,257
Univar Solutions Inc.(a)	1,180,339	28,115,675
Watsco Inc.	86,311	22,839,617

		85,925,227

Water Utilities — 0.4%
Essential Utilities Inc.	771,969	35,572,332

Wireless Telecommunication Services — 0.2%
Telephone and Data Systems Inc.	686,970	13,395,915

Total Common Stocks — 99.8% (Cost: $7,219,129,824)		8,515,835,011

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	141,328,522	141,399,186
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	13,278,000	13,278,000

		154,677,186

Total Short-Term Investments — 1.8% (Cost: $154,608,885)		154,677,186

Total Investments in Securities — 101.6% (Cost: $7,373,738,709)		8,670,512,197

Other Assets, Less Liabilities — (1.6)%		(138,468,615)

Net Assets — 100.0%		$8,532,043,582

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Mid-Cap 400 Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$160,458,457	$—	$(19,046,877	)(a)	$7,149	$(19,543)	$141,399,186	141,328,522	$122,003	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,098,000	—	(9,820,000	)(a)	—	—	13,278,000	13,278,000	506		—

					$7,149	$(19,543)	$154,677,186		$122,509		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 400 E-Mini Index	61	12/17/21	$16,063	$(268,979)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/23	$9,363	$266	$9,629	0.0	%(c)
	Monthly	JPMorgan Chase Bank NA(d)	02/08/23	9,930	39	9,968	0.0	(c)

					$305	$19,597

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Rounds to less than 0.1%.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	20 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Mid-Cap 400 Value ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of September 30, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Software
Envestnet Inc.(a)	120	$9,629	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$9,629

(a)	Non-income producing security.

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of September 30, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Hotels, Restaurants & Leisure
Scientific Games Corp./DE(a)	120	$9,968	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$9,968

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Total Return Swaps	$—	$—	$305	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$305

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$268,979

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$388,012

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(436,386)
Swaps	305

$(436,081)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,873,170

Total return swaps:
Average notional value	$6,431

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Mid-Cap 400 Value ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$268,979

Swaps - OTC(a)	305	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	305	268,979
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(268,979)

Total derivative assets and liabilities subject to an MNA	305	—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available		Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Received	Received	Assets	(b)

HSBC Bank PLC	$266	$—	$—	$—	$266
JPMorgan Chase Bank NA	39	—	—	—	39

	$305	$—	$—	$—	$305

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,515,835,011	$—	$—	$8,515,835,011
Money Market Funds	154,677,186	—	—	154,677,186

	$8,670,512,197	$—	$—	$8,670,512,197

Derivative financial instruments(a)
Assets
Swaps	$—	$305	$—	$305
Liabilities
Futures Contracts	(268,979)	—	—	(268,979)

	$(268,979)	$305	$—	$(268,674)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Aerojet Rocketdyne Holdings Inc.	437,937	$19,072,156
Aerovironment Inc.(a)(b)	299,513	25,853,962
Moog Inc., Class A	145,368	11,081,403
Park Aerospace Corp.	98,730	1,350,627
Triumph Group Inc.(a)	286,489	5,337,290

		62,695,438

Air Freight & Logistics — 0.6%
Echo Global Logistics Inc.(a)	177,451	8,466,187
Forward Air Corp.	352,630	29,275,343

		37,741,530

Airlines — 0.3%
Allegiant Travel Co.(a)	86,231	16,856,436

Auto Components — 2.0%
Dorman Products Inc.(a)(b)	372,999	35,311,815
Gentherm Inc.(a)(b)	284,361	23,013,336
LCI Industries	329,195	44,319,523
Patrick Industries Inc.	292,242	24,343,759

		126,988,433

Automobiles — 0.3%
Winnebago Industries Inc.	223,892	16,220,975

Banks — 3.4%
BancFirst Corp.	122,669	7,374,860
Bancorp. Inc. (The)(a)(b)	343,509	8,742,304
Berkshire Hills Bancorp. Inc.	199,795	5,390,469
City Holding Co.	88,593	6,902,281
Community Bank System Inc.	319,471	21,858,206
CVB Financial Corp.	673,709	13,723,452
Great Western Bancorp. Inc.	233,975	7,660,341
Hilltop Holdings Inc.	285,778	9,336,367
Independent Bank Corp.	148,481	11,306,828
Lakeland Financial Corp.	131,392	9,360,366
National Bank Holdings Corp., Class A	248,087	10,042,562
Park National Corp.	103,681	12,643,898
ServisFirst Bancshares Inc.	635,437	49,436,999
Triumph Bancorp. Inc.(a)(b)	306,969	30,736,806
Westamerica Bancorp.	154,684	8,702,522

		213,218,261

Beverages — 1.2%
Celsius Holdings Inc.(a)(b)	494,740	44,571,126
Coca-Cola Consolidated Inc.	26,077	10,279,032
MGP Ingredients Inc.	86,686	5,643,259
National Beverage Corp.	304,802	15,999,057

		76,492,474

Biotechnology — 2.8%
Anika Therapeutics Inc.(a)(b)	74,177	3,156,973
Coherus Biosciences Inc.(a)(b)	829,434	13,329,005
Cytokinetics Inc.(a)(b)	1,086,382	38,827,293
Eagle Pharmaceuticals Inc./DE(a)(b)	53,900	3,006,542
Enanta Pharmaceuticals Inc.(a)	99,216	5,636,461
Ligand Pharmaceuticals Inc.(a)(b)	112,423	15,662,772
Organogenesis Holdings Inc., Class A(a)	518,396	7,381,959
REGENXBIO Inc.(a)(b)	489,847	20,534,386
Spectrum Pharmaceuticals Inc.(a)(b)	1,191,834	2,598,198
uniQure NV(a)(b)	183,131	5,862,023
Vanda Pharmaceuticals Inc.(a)(b)	370,165	6,344,628
Vericel Corp.(a)(b)	606,717	29,607,790

Security	Shares	Value

Biotechnology (continued)
Xencor Inc.(a)(b)	758,320	$24,766,731

		176,714,761

Building Products — 1.9%
AAON Inc.	539,024	35,219,828
American Woodmark Corp.(a)(b)	116,345	7,605,473
Gibraltar Industries Inc.(a)	424,557	29,570,395
Insteel Industries Inc.	103,208	3,927,064
PGT Innovations Inc.(a)(b)	778,588	14,871,031
UFP Industries Inc.	410,341	27,894,981

		119,088,772

Capital Markets — 1.7%
B. Riley Financial Inc.	142,127	8,391,178
Blucora Inc.(a)	277,555	4,327,082
BrightSphere Investment Group Inc.(b)	778,001	20,329,166
Donnelley Financial Solutions Inc.(a)	168,316	5,827,100
Greenhill & Co. Inc.	109,637	1,602,893
Piper Sandler Cos	115,793	16,032,699
StoneX Group Inc.(a)	220,103	14,504,788
Virtus Investment Partners Inc.	92,553	28,721,047
WisdomTree Investments Inc.	595,940	3,378,980

		103,114,933

Chemicals — 3.6%
American Vanguard Corp.	161,953	2,437,393
Balchem Corp.	421,676	61,172,537
Ferro Corp.(a)(b)	378,219	7,692,974
FutureFuel Corp.	146,360	1,043,547
GCP Applied Technologies Inc.(a)	364,479	7,989,380
Hawkins Inc.	135,665	4,731,995
HB Fuller Co.	348,003	22,467,074
Innospec Inc.	121,975	10,272,734
Livent Corp.(a)(b)	2,104,281	48,629,934
Quaker Chemical Corp.	174,661	41,520,413
Stepan Co.	150,590	17,007,635

		224,965,616

Commercial Services & Supplies — 0.7%
Brady Corp., Class A, NVS	247,275	12,536,843
U.S. Ecology Inc.(a)	160,575	5,194,601
UniFirst Corp./MA	102,981	21,895,820
Viad Corp.(a)	110,290	5,008,269

		44,635,533

Communications Equipment — 1.2%
CalAmp Corp.(a)(b)	189,028	1,880,829
Digi International Inc.(a)(b)	259,817	5,461,353
Extreme Networks Inc.(a)	733,954	7,229,447
Harmonic Inc.(a)(b)	637,395	5,577,206
Plantronics Inc.(a)	359,449	9,241,434
Viavi Solutions Inc.(a)(b)	2,978,310	46,878,599

		76,268,868

Construction & Engineering — 1.0%
Arcosa Inc.	341,508	17,133,456
Comfort Systems USA Inc.	472,583	33,704,620
MYR Group Inc.(a)	123,423	12,280,588

		63,118,664

Consumer Finance — 1.1%
Green Dot Corp., Class A(a)	702,224	35,342,934
PRA Group Inc.(a)	595,854	25,109,288
World Acceptance Corp.(a)(b)	37,464	7,102,425

		67,554,647

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.1%
Myers Industries Inc.	182,537	$3,572,249

Diversified Consumer Services — 0.2%
American Public Education Inc.(a)	135,606	3,472,869
Perdoceo Education Corp.(a)(b)	402,914	4,254,772
Regis Corp.(a)(b)	115,008	400,228
WW International Inc.(a)(b)	270,607	4,938,578

		13,066,447

Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings Inc.	347,455	24,613,712

Electrical Equipment — 0.8%
AZZ Inc.	183,452	9,759,646
Vicor Corp.(a)(b)	277,803	37,270,051

		47,029,697

Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries Inc.	499,853	43,862,101
Arlo Technologies Inc.(a)(b)	1,086,977	6,967,523
Badger Meter Inc.	379,992	38,432,391
CTS Corp.	224,560	6,941,150
Fabrinet(a)	297,586	30,505,541
FARO Technologies Inc.(a)	137,744	9,064,933
Itron Inc.(a)(b)	307,350	23,244,880
Methode Electronics Inc.	204,608	8,603,766
OSI Systems Inc.(a)	114,980	10,900,104
Plexus Corp.(a)(b)	210,396	18,811,506
Rogers Corp.(a)(b)	129,698	24,186,083

		221,519,978

Energy Equipment & Services — 0.3%
Core Laboratories NV(b)	242,158	6,719,884
DMC Global Inc.(a)(b)	243,912	9,002,792

		15,722,676

Equity Real Estate Investment Trusts (REITs) — 5.1%
Agree Realty Corp.	448,467	29,701,969
CareTrust REIT Inc.	627,175	12,744,196
Centerspace	104,604	9,885,078
Community Healthcare Trust Inc.	302,384	13,664,733
Easterly Government Properties Inc.	471,651	9,744,310
Essential Properties Realty Trust Inc.	1,540,426	43,008,694
Four Corners Property Trust Inc.	557,577	14,976,518
Getty Realty Corp.	230,127	6,745,022
Independence Realty Trust Inc.	664,378	13,520,092
Industrial Logistics Properties Trust	384,031	9,758,228
Innovative Industrial Properties Inc.	311,691	72,053,609
Lexington Realty Trust	1,296,624	16,531,956
LTC Properties Inc.	199,016	6,306,817
NexPoint Residential Trust Inc.	168,585	10,432,040
Safehold Inc.(b)	174,209	12,523,885
Saul Centers Inc.	68,724	3,027,979
Tanger Factory Outlet Centers Inc.	465,670	7,590,421
Uniti Group Inc.	1,942,054	24,023,208
Universal Health Realty Income Trust	77,355	4,275,411

		320,514,166

Food & Staples Retailing — 0.5%
PriceSmart Inc.	137,783	10,685,071
United Natural Foods Inc.(a)(b)	390,235	18,895,179

		29,580,250

Food Products — 1.1%
B&G Foods Inc.(b)	842,866	25,193,265

Security	Shares	Value

Food Products (continued)
Calavo Growers Inc.	91,402	$3,495,212
Cal-Maine Foods Inc.	288,702	10,439,464
J&J Snack Foods Corp.	83,546	12,767,500
Simply Good Foods Co. (The)(a)	495,596	17,093,106

		68,988,547

Gas Utilities — 0.2%
Chesapeake Utilities Corp.	116,003	13,926,160

Health Care Equipment & Supplies — 4.6%
AngioDynamics Inc.(a)	174,549	4,527,801
Avanos Medical Inc.(a)	628,798	19,618,498
BioLife Solutions Inc.(a)(b)	377,302	15,967,421
Cardiovascular Systems Inc.(a)(b)	266,809	8,759,339
CONMED Corp.	212,425	27,791,563
CryoLife Inc.(a)	273,653	6,099,725
Cutera Inc.(a)(b)	93,870	4,374,342
Glaukos Corp.(a)(b)	389,365	18,755,712
Heska Corp.(a)(b)	138,601	35,833,903
Inogen Inc.(a)	111,671	4,811,903
Integer Holdings Corp.(a)	172,478	15,409,185
LeMaitre Vascular Inc.	248,508	13,193,290
Meridian Bioscience Inc.(a)(b)	566,484	10,899,152
Merit Medical Systems Inc.(a)(b)	659,701	47,366,532
Mesa Laboratories Inc.	67,579	20,433,186
OraSure Technologies Inc.(a)	596,403	6,745,318
Orthofix Medical Inc.(a)	91,643	3,493,431
Surmodics Inc.(a)	116,005	6,449,878
Tactile Systems Technology Inc.(a)(b)	257,665	11,453,209
Zynex Inc.(a)(b)	262,872	2,994,112

		284,977,500

Health Care Providers & Services — 5.7%
Addus HomeCare Corp.(a)	206,471	16,466,062
AMN Healthcare Services Inc.(a)	387,859	44,506,820
Apollo Medical Holdings Inc.(a)(b)	308,384	28,078,363
Community Health Systems Inc.(a)	1,610,974	18,848,396
CorVel Corp.(a)(b)	78,952	14,702,442
Covetrus Inc.(a)	809,201	14,678,906
Ensign Group Inc. (The)	682,335	51,100,068
Fulgent Genetics Inc.(a)(b)	249,330	22,427,234
Hanger Inc.(a)(b)	292,952	6,433,226
Joint Corp. (The)(a)(b)	187,844	18,412,469
MEDNAX Inc.(a)	439,816	12,503,969
ModivCare Inc.(a)(b)	160,182	29,092,255
Owens & Minor Inc.	508,982	15,926,047
Pennant Group Inc. (The)(a)(b)	352,070	9,889,646
RadNet Inc.(a)	283,086	8,297,251
Select Medical Holdings Corp.	704,918	25,496,884
Tivity Health Inc.(a)(b)	381,007	8,786,021
U.S. Physical Therapy Inc.	92,760	10,259,256

		355,905,315

Health Care Technology — 2.1%
Allscripts Healthcare Solutions Inc.(a)(b)	1,624,307	21,716,985
Computer Programs & Systems Inc.	89,959	3,189,946
HealthStream Inc.(a)	124,763	3,565,727
NextGen Healthcare Inc.(a)	350,391	4,940,513
Omnicell Inc.(a)(b)	566,309	84,057,245
Simulations Plus Inc.(b)	202,007	7,979,276
Tabula Rasa HealthCare Inc.(a)(b)	299,193	7,841,848

		133,291,540

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.5%
Brinker International Inc.(a)	320,298	$15,710,617
Cheesecake Factory Inc. (The)(a)	221,925	10,430,475
Dine Brands Global Inc.(a)	224,428	18,225,798
El Pollo Loco Holdings Inc.(a)(b)	132,940	2,246,686
Monarch Casino & Resort Inc.(a)(b)	86,757	5,811,851
Ruth’s Hospitality Group Inc.(a)	152,711	3,162,645
Shake Shack Inc., Class A(a)	509,800	39,998,908

		95,586,980

Household Durables — 3.8%
Cavco Industries Inc.(a)	64,757	15,330,572
Century Communities Inc.	387,011	23,781,826
Installed Building Products Inc.	305,496	32,733,896
iRobot Corp.(a)(b)	364,944	28,648,104
La-Z-Boy Inc.	301,441	9,715,444
LGI Homes Inc.(a)(b)	282,184	40,044,732
MDC Holdings Inc.	433,821	20,268,117
Meritage Homes Corp.(a)	490,394	47,568,218
Tupperware Brands Corp.(a)(b)	651,911	13,768,360
Universal Electronics Inc.(a)	71,247	3,508,915

		235,368,184

Household Products — 0.9%
Central Garden & Pet Co.(a)(b)	77,468	3,718,464
Central Garden & Pet Co., Class A, NVS(a)	319,134	13,722,762
WD-40 Co.	178,552	41,331,217

		58,772,443

Industrial Conglomerates — 0.2%
Raven Industries Inc.(a)	197,120	11,356,083

Insurance — 1.8%
Ambac Financial Group Inc.(a)	201,195	2,881,112
AMERISAFE Inc.	93,535	5,252,926
eHealth Inc.(a)(b)	307,939	12,471,530
HCI Group Inc.	85,268	9,445,136
James River Group Holdings Ltd.	190,755	7,197,186
Palomar Holdings Inc.(a)(b)	313,499	25,340,124
Selectquote Inc.(a)(b)	1,087,105	14,056,268
Trupanion Inc.(a)(b)	445,387	34,593,208

		111,237,490

Interactive Media & Services — 0.2%
QuinStreet Inc.(a)	644,556	11,318,403

Internet & Direct Marketing Retail — 2.0%
Liquidity Services Inc.(a)	229,220	4,953,444
PetMed Express Inc.	265,884	7,144,303
Shutterstock Inc.	305,184	34,583,451
Stamps.com Inc.(a)	238,630	78,697,788

		125,378,986

IT Services — 2.9%
CSG Systems International Inc.	213,915	10,310,703
EVERTEC Inc.	777,787	35,560,422
ExlService Holdings Inc.(a)	432,150	53,206,308
Perficient Inc.(a)(b)	428,963	49,631,019
TTEC Holdings Inc.	238,085	22,268,090
Unisys Corp.(a)(b)	384,677	9,670,780

		180,647,322

Leisure Products — 0.7%
Sturm Ruger & Co. Inc.	142,561	10,518,150
Vista Outdoor Inc.(a)(b)	746,622	30,096,333

		40,614,483

Security	Shares	Value

Life Sciences Tools & Services — 1.2%
NeoGenomics Inc.(a)(b)	1,599,827	$77,175,655

Machinery — 6.9%
Alamo Group Inc.	129,362	18,049,880
Albany International Corp., Class A	211,550	16,261,848
Astec Industries Inc.	180,841	9,731,054
Chart Industries Inc.(a)(b)	464,532	88,776,711
CIRCOR International Inc.(a)	97,214	3,209,034
Enerpac Tool Group Corp.	320,929	6,652,858
ESCO Technologies Inc.	200,901	15,469,377
Federal Signal Corp.	795,565	30,724,720
Franklin Electric Co. Inc.	508,063	40,568,831
Hillenbrand Inc.	626,829	26,734,257
John Bean Technologies Corp.	252,404	35,475,382
Lindsay Corp.	84,671	12,852,211
Lydall Inc.(a)	105,287	6,537,270
Mueller Industries Inc.	298,711	12,277,022
Proto Labs Inc.(a)(b)	360,956	24,039,670
SPX Corp.(a)	343,433	18,356,494
SPX FLOW Inc.	206,709	15,110,428
Tennant Co.	111,488	8,244,538
Titan International Inc.(a)	306,219	2,192,528
Watts Water Technologies Inc., Class A	233,370	39,227,163

		430,491,276

Marine — 0.7%
Matson Inc.	566,116	45,691,222

Media — 0.4%
TechTarget Inc.(a)(b)	329,699	27,173,792

Metals & Mining — 0.6%
Arconic Corp.(a)(b)	796,358	25,117,131
Century Aluminum Co.(a)	397,392	5,344,923
Materion Corp.	100,634	6,907,518

		37,369,572

Mortgage Real Estate Investment — 0.3%
Invesco Mortgage Capital Inc.	1,410,026	4,441,582
Redwood Trust Inc.	546,572	7,045,313
Two Harbors Investment Corp.	1,189,377	7,540,650

		19,027,545

Multiline Retail — 0.3%
Big Lots Inc.	452,607	19,625,040

Oil, Gas & Consumable Fuels — 2.4%
Bonanza Creek Energy Inc.	400,278	19,173,316
Dorian LPG Ltd.	210,698	2,614,762
Matador Resources Co.(b)	617,834	23,502,405
Range Resources Corp.(a)	1,928,099	43,632,881
Renewable Energy Group Inc.(a)(b)	653,711	32,816,292
Southwestern Energy Co.(a)(b)	5,042,333	27,934,525

		149,674,181

Personal Products — 0.9%
elf Beauty Inc.(a)(b)	323,965	9,411,183
Inter Parfums Inc.	101,911	7,619,886
Medifast Inc.	152,661	29,408,615
USANA Health Sciences Inc.(a)	97,707	9,008,585

		55,448,269

Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals Inc.(a)(b)	314,275	5,974,368
ANI Pharmaceuticals Inc.(a)	46,822	1,536,698

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Cara Therapeutics Inc.(a)(b)	368,348	$5,690,977
Collegium Pharmaceutical Inc.(a)(b)	462,988	9,139,383
Corcept Therapeutics Inc.(a)	1,357,058	26,706,901
Endo International PLC(a)	1,828,462	5,924,217
Innoviva Inc.(a)(b)	809,613	13,528,633
Pacira BioSciences Inc.(a)	578,674	32,405,744
Supernus Pharmaceuticals Inc.(a)(b)	694,424	18,520,288

		119,427,209

Professional Services — 2.0%
Exponent Inc.	678,131	76,730,523
Forrester Research Inc.(a)	145,258	7,155,409
Korn Ferry	288,059	20,843,949
ManTech International Corp./VA, Class A	244,432	18,557,277

		123,287,158

Real Estate Management & Development — 0.4%
Marcus & Millichap Inc.(a)	145,922	5,927,352
RE/MAX Holdings Inc., Class A	101,753	3,170,623
St Joe Co. (The)	430,853	18,138,911

		27,236,886

Road & Rail — 0.3%
Heartland Express Inc.	300,271	4,810,341
Marten Transport Ltd.	779,169	12,225,162

		17,035,503

Semiconductors & Semiconductor Equipment — 6.4%
Axcelis Technologies Inc.(a)	282,563	13,288,938
CEVA Inc.(a)	298,883	12,753,338
Cohu Inc.(a)	634,985	20,281,421
Diodes Inc.(a)	585,702	53,058,744
DSP Group Inc.(a)	153,948	3,373,001
FormFactor Inc.(a)	1,011,738	37,768,180
Ichor Holdings Ltd.(a)(b)	185,272	7,612,826
Kulicke & Soffa Industries Inc.	394,856	23,012,208
MaxLinear Inc.(a)	914,940	45,060,795
Onto Innovation Inc.(a)(b)	641,774	46,368,171
PDF Solutions Inc.(a)	235,625	5,428,800
Photronics Inc.(a)	392,788	5,353,700
Power Integrations Inc.	785,365	77,743,281
Rambus Inc.(a)(b)	597,611	13,266,964
Ultra Clean Holdings Inc.(a)	582,323	24,806,960
Veeco Instruments Inc.(a)(b)	361,829	8,036,222

		397,213,549

Software — 5.4%
8x8 Inc.(a)(b)	1,459,371	34,134,688
Agilysys Inc.(a)(b)	251,301	13,158,120
Alarm.com Holdings Inc.(a)(b)	598,049	46,761,451
Bottomline Technologies DE Inc.(a)(b)	308,355	12,112,184
Ebix Inc.(b)	310,878	8,371,945
LivePerson Inc.(a)(b)	845,157	49,822,005
OneSpan Inc.(a)(b)	446,824	8,391,355
Progress Software Corp.	371,624	18,280,185
SPS Commerce Inc.(a)(b)	467,591	75,427,104
Vonage Holdings Corp.(a)	3,280,722	52,885,239
Xperi Holding Corp.	862,435	16,248,275

		335,592,551

Specialty Retail — 2.4%
America’s Car-Mart Inc./TX(a)	52,856	6,172,524
Boot Barn Holdings Inc.(a)(b)	231,512	20,574,471
Buckle Inc. (The)	155,672	6,163,054
Haverty Furniture Companies Inc.	90,079	3,036,563

Security	Shares	Value

Specialty Retail (continued)
Hibbett Inc.	196,665	$13,912,082
Lumber Liquidators Holdings Inc.(a)(b)	377,587	7,053,325
MarineMax Inc.(a)(b)	284,124	13,785,697
Rent-A-Center Inc./TX	787,838	44,284,374
Sleep Number Corp.(a)(b)	307,415	28,737,154
Zumiez Inc.(a)(b)	157,581	6,265,421

		149,984,665

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	764,751	21,084,185
Diebold Nixdorf Inc.(a)(b)	447,509	4,524,316

		25,608,501

Textiles, Apparel & Luxury Goods — 0.7%
Fossil Group Inc.(a)(b)	331,511	3,928,405
Kontoor Brands Inc.	280,258	13,998,887
Steven Madden Ltd.	392,528	15,763,925
Wolverine World Wide Inc.	404,379	12,066,669

		45,757,886

Thrifts & Mortgage Finance — 2.9%
Axos Financial Inc.(a)(b)	695,022	35,821,434
Flagstar Bancorp. Inc.	387,519	19,678,215
Meta Financial Group Inc.	228,291	11,980,712
Mr Cooper Group Inc.(a)	1,122,195	46,200,768
NMI Holdings Inc., Class A(a)(b)	1,119,832	25,319,401
Walker & Dunlop Inc.	381,364	43,284,814

		182,285,344

Tobacco — 0.2%
Vector Group Ltd.	848,792	10,822,098

Trading Companies & Distributors — 0.4%
Applied Industrial Technologies Inc.	308,243	27,781,942

Water Utilities — 0.9%
American States Water Co.	259,144	22,161,995
California Water Service Group	396,071	23,340,464
Middlesex Water Co.	101,422	10,424,153

		55,926,612

Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	424,367	13,401,510

Total Common Stocks — 99.7% (Cost: $4,919,579,944)		6,221,701,918

Short-Term Investments

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	375,483,599	375,671,341
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	12,810,000	12,810,000

		388,481,341

Total Short-Term Investments — 6.2% (Cost: $388,281,361)		388,481,341

Total Investments in Securities — 105.9% (Cost: $5,307,861,305)		6,610,183,259

Other Assets, Less Liabilities — (5.9)%		(369,553,803)

Net Assets — 100.0%		$6,240,629,456

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Growth ETF

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$390,568,484	$—	$(14,853,057	)(a)	$(15,020)	$(29,066)	$375,671,341	375,483,599	$513,584	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,930,000	—	(38,120,000	)(a)	—	—	12,810,000	12,810,000	997		—

					$(15,020)	$(29,066)	$388,481,341		$514,581		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	113	12/17/21	$12,435	$(147,514)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$1,837,343	$231,057	(c)	$1,981,503	0.0	%(d)
	Monthly	HSBC Bank PLC(e)	02/10/23	2,604,635	7,467	(f)	2,623,365	0.0	(d)
	Monthly	JPMorgan Chase Bank NA(g)	02/08/23	760,785	29,988	(h)	790,724	0.0	(d)

					$268,512		$5,395,592

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $86,897 of net dividends and financing fees.
(d)	Rounds to less than 0.1%.
(f)	Amount includes $(11,263) of net dividends, payable for referenced securities purchased and financing fees.
(h)	Amount includes $49 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)	(g)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Growth ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of September 30, 2021 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)(a)	33,106	$842,548	42.5%
Berkshire Hills Bancorp. Inc.	4,400	118,712	6.0
City Holding Co.	1,971	153,561	7.7
Community Bank System Inc.	3,174	217,165	11.0
Great Western Bancorp. Inc.	1,877	61,453	3.1
Independent Bank Corp.	4,077	310,464	15.7
National Bank Holdings Corp.	1,333	53,960	2.7
Westamerica Bancorp.	3,403	191,453	9.7

		1,949,316

Equity Real Estate Investment Trusts (REITs)
CareTrust REIT Inc.	1,584	32,187	1.6

Total Reference Entity — Long		1,981,503

Net Value of Reference Entity — Goldman Sachs Bank USA		$1,981,503

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of September 30, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Community Bank System Inc.	1,860	$127,261	4.8%
CVB Financial Corp.	3,151	64,186	2.4
Lakeland Financial Corp.	5,212	371,303	14.2

		562,750

Capital Markets
Virtus Investment Partners Inc.	1,089	337,938	12.9

Consumer Finance
Green Dot Corp., Class A	7,453	375,109	14.3

	Shares	Value	% of Basket Value

Equity Real Estate Investment Trusts (REITs)
CareTrust REIT Inc.	7,392	$150,205	5.7

Insurance
James River Group Holdings Ltd.	3,660	138,092	5.3

Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	20,860	1,059,271	40.4

Total Reference Entity — Long		2,623,365

Net Value of Reference Entity — HSBC Bank PLC		$2,623,365

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of September 30, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)(a)	5,206	$132,493	16.8%
Community Bank System Inc.	3,097	211,897	26.8
Great Western Bancorp. Inc.	3,290	107,715	13.6
Independent Bank Corp.	1,208	91,989	11.6
National Bank Holdings Corp.	3,390	137,227	17.4
Westamerica Bancorp.	31	1,744	0.2

		683,065

Equity Real Estate Investment Trusts (REITs)
CareTrust REIT Inc.	1,685	34,239	4.3

Thrifts & Mortgage Finance
Meta Financial Group Inc.	1,399	73,420	9.3

Total Reference Entity — Long		790,724

Net Value of Reference Entity — JPMorgan Chase Bank NA		$790,724

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Total Return Swaps	$—	$—	$268,512	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$268,512

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$147,514

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,388,959
Swaps	(7,850,383)

$(6,461,424)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(766,269)
Swaps	5,439,927

$4,673,658

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$27,134,607
Total return swaps:
Average notional value	$21,353,808

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$147,514
Swaps - OTC(a)	268,512	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	268,512	147,514
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(147,514)

Total derivative assets and liabilities subject to an MNA	268,512	—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)

Goldman Sachs Bank USA	$231,057	$—	$—	$—	$231,057
HSBC Bank PLC	7,467	—	—	—	7,467
JPMorgan Chase Bank NA	29,988	—	—	—	29,988

	$268,512	$—	$—	$—	$268,512

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Growth ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,221,701,918	$—	$—	$6,221,701,918
Money Market Funds	388,481,341	—	—	388,481,341

	$6,610,183,259	$—	$—	$6,610,183,259

Derivative financial instruments(a)
Assets
Swaps	$—	$268,512	$—	$268,512
Liabilities
Futures Contracts	(147,514)	—	—	(147,514)

	$(147,514)	$268,512	$—	$120,998

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
AAR Corp.(a)	529,942	$17,186,019
Aerojet Rocketdyne Holdings Inc.	647,102	28,181,292
Kaman Corp.	438,549	15,643,043
Moog Inc., Class A	286,482	21,838,523
National Presto Industries Inc.	80,792	6,631,407
Park Aerospace Corp.	180,360	2,467,325
Triumph Group Inc.(a)	669,586	12,474,387

		104,421,996

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings Inc.(a)(b)	426,570	34,842,237
Echo Global Logistics Inc.(a)	208,062	9,926,638
Hub Group Inc., Class A(a)	532,661	36,620,444

		81,389,319

Airlines — 0.9%
Allegiant Travel Co.(a)	133,649	26,125,707
Hawaiian Holdings Inc.(a)	810,346	17,552,094
SkyWest Inc.(a)	796,038	39,276,515

		82,954,316

Auto Components — 0.6%
American Axle & Manufacturing Holdings Inc.(a)	1,796,284	15,825,262
Cooper-Standard Holdings Inc.(a)(b)	270,341	5,923,171
Gentherm Inc.(a)	178,495	14,445,600
Motorcar Parts of America Inc.(a)(b)	303,227	5,912,927
Standard Motor Products Inc.	308,180	13,470,548

		55,577,508

Automobiles — 0.2%
Winnebago Industries Inc.	262,071	18,987,044

Banks — 15.7%
Allegiance Bancshares Inc.	293,889	11,211,865
Ameris Bancorp.	1,039,670	53,938,080
Banc of California Inc.	710,564	13,138,328
BancFirst Corp.	154,637	9,296,776
Bancorp. Inc. (The)(a)(b)	387,999	9,874,575
BankUnited Inc.	1,450,590	60,663,674
Banner Corp.	539,972	29,811,854
Berkshire Hills Bancorp. Inc.	514,264	13,874,843
Brookline Bancorp. Inc.	1,209,899	18,463,059
Cadence BanCorp.	1,950,008	42,822,176
Central Pacific Financial Corp.	417,563	10,723,018
City Holding Co.	129,996	10,127,988
Columbia Banking System Inc.	1,121,562	42,608,140
Community Bank System Inc.	444,792	30,432,669
Customers Bancorp. Inc.(a)	465,655	20,032,478
CVB Financial Corp.	1,177,836	23,992,519
Dime Community Bancshares Inc.	529,341	17,288,277
Eagle Bancorp. Inc.	499,725	28,734,188
FB Financial Corp.	560,771	24,045,860
First BanCorp./Puerto Rico	3,243,976	42,658,284
First Bancorp./Southern Pines NC	441,937	19,007,710
First Commonwealth Financial Corp.	1,490,353	20,313,511
First Financial Bancorp.	1,495,614	35,012,324
First Hawaiian Inc.	2,046,711	60,070,968
First Midwest Bancorp. Inc.	1,786,476	33,960,909
Great Western Bancorp. Inc.	564,703	18,488,376
Hanmi Financial Corp.	478,812	9,604,969
Heritage Financial Corp./WA	562,346	14,339,823
Hilltop Holdings Inc.	640,923	20,938,954

Security	Shares	Value

Banks (continued)
Hope Bancorp Inc.	1,920,628	$27,733,868
Independent Bank Corp.	329,865	25,119,220
Independent Bank Group Inc.	586,559	41,669,151
Investors Bancorp. Inc.	3,559,255	53,780,343
Lakeland Financial Corp.	222,603	15,858,238
National Bank Holdings Corp., Class A	175,477	7,103,309
NBT Bancorp. Inc.	677,247	24,462,162
OFG Bancorp.	813,702	20,521,564
Old National Bancorp./IN	2,589,842	43,897,822
Pacific Premier Bancorp. Inc.	1,479,173	61,296,929
Park National Corp.	103,096	12,572,557
Preferred Bank/Los Angeles CA	212,035	14,138,494
Renasant Corp.	880,659	31,747,757
S&T Bancorp. Inc.	614,320	18,104,010
Seacoast Banking Corp. of Florida	866,344	29,291,091
Simmons First National Corp., Class A	1,692,243	50,022,703
Southside Bancshares Inc.	497,493	19,049,007
Tompkins Financial Corp.	187,943	15,206,468
Trustmark Corp.	852,767	27,476,153
United Community Banks Inc./GA	1,353,807	44,431,946
Veritex Holdings Inc.	773,952	30,462,751
Westamerica Bancorp.	226,352	12,734,564

		1,372,156,302

Beverages — 0.3%
Coca-Cola Consolidated Inc.	41,689	16,432,970
MGP Ingredients Inc.	93,823	6,107,877

		22,540,847

Biotechnology — 1.2%
Anika Therapeutics Inc.(a)	137,466	5,850,553
Eagle Pharmaceuticals Inc./DE(a)	116,488	6,497,700
Enanta Pharmaceuticals Inc.(a)	166,407	9,453,582
Ligand Pharmaceuticals Inc.(a)(b)	127,382	17,746,860
Myriad Genetics Inc.(a)(b)	1,233,337	39,824,452
Organogenesis Holdings Inc., Class A(a)(b)	371,336	5,287,825
Progenics Pharmaceuticals Inc.(a)(b)(c)	181,178	2
Spectrum Pharmaceuticals Inc.(a)(b)	1,165,143	2,540,012
uniQure NV(a)(b)	345,048	11,044,986
Vanda Pharmaceuticals Inc.(a)(b)	426,654	7,312,849

		105,558,821

Building Products — 1.7%
American Woodmark Corp.(a)	125,035	8,173,538
Apogee Enterprises Inc.	406,616	15,353,820
Griffon Corp.	750,546	18,463,432
Insteel Industries Inc.	180,950	6,885,148
Quanex Building Products Corp.	531,523	11,379,907
Resideo Technologies Inc.(a)	2,277,334	56,455,110
UFP Industries Inc.	478,984	32,561,332

		149,272,287

Capital Markets — 0.5%
B. Riley Financial Inc.	81,621	4,818,904
Blucora Inc.(a)	427,018	6,657,211
Donnelley Financial Solutions Inc.(a)(b)	264,102	9,143,211
Greenhill & Co. Inc.	93,094	1,361,034
Piper Sandler Cos	86,535	11,981,636
WisdomTree Investments Inc.	1,000,885	5,675,018

		39,637,014

Chemicals — 2.3%
AdvanSix Inc.(a)	446,167	17,735,138
American Vanguard Corp.	228,404	3,437,480

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Ferro Corp.(a)	847,523	$17,238,618
FutureFuel Corp.	244,286	1,741,759
GCP Applied Technologies Inc.(a)(b)	410,629	9,000,988
Hawkins Inc.	134,015	4,674,443
HB Fuller Co.	406,982	26,274,758
Innospec Inc.	241,043	20,300,641
Koppers Holdings Inc.(a)(b)	338,063	10,567,849
Kraton Corp.(a)	507,147	23,146,189
Rayonier Advanced Materials Inc.(a)	1,016,801	7,626,008
Stepan Co.	156,306	17,653,200
Tredegar Corp.	404,132	4,922,328
Trinseo SA	613,640	33,124,287

		197,443,686

Commercial Services & Supplies — 3.2%
ABM Industries Inc.	1,060,499	47,733,060
Brady Corp., Class A, NVS	467,353	23,694,797
CoreCivic Inc.(a)	1,895,628	16,871,089
Deluxe Corp.	675,093	24,229,088
Harsco Corp.(a)	1,249,393	21,177,211
Healthcare Services Group Inc.	1,179,663	29,479,779
HNI Corp.	693,707	25,472,921
Interface Inc.(b)	929,461	14,081,334
Matthews International Corp., Class A	498,283	17,285,437
Pitney Bowes Inc.	2,584,218	18,632,212
U.S. Ecology Inc.(a)	303,770	9,826,960
UniFirst Corp./MA	115,534	24,564,839
Viad Corp.(a)	192,132	8,724,714

		281,773,441

Communications Equipment — 0.9%
ADTRAN Inc.	773,399	14,508,965
Applied Optoelectronics Inc.(a)(b)	395,441	2,839,267
CalAmp Corp.(a)(b)	342,802	3,410,880
Comtech Telecommunications Corp.	413,015	10,577,314
Digi International Inc.(a)(b)	226,069	4,751,971
Extreme Networks Inc.(a)	1,117,066	11,003,100
Harmonic Inc.(a)(b)	828,819	7,252,166
NETGEAR Inc.(a)(b)	481,152	15,353,560
Plantronics Inc.(a)	236,221	6,073,242

		75,770,465

Construction & Engineering — 0.7%
Arcosa Inc.	350,993	17,609,319
Granite Construction Inc.	723,942	28,631,906
Matrix Service Co.(a)	419,170	4,384,518
MYR Group Inc.(a)(b)	117,556	11,696,822

		62,322,565

Consumer Finance — 0.6%
Encore Capital Group Inc.(a)(b)	477,902	23,546,232
Enova International Inc.(a)(b)	581,568	20,093,174
EZCORP Inc., Class A, NVS(a)(b)	849,276	6,429,019
World Acceptance Corp.(a)(b)	20,645	3,913,879

		53,982,304

Containers & Packaging — 0.5%
Myers Industries Inc.	346,348	6,778,030
O-I Glass Inc.(a)	2,485,496	35,468,028

		42,246,058

Diversified Consumer Services — 0.9%
Adtalem Global Education Inc.(a)(b)	781,053	29,531,614
American Public Education Inc.(a)(b)	132,945	3,404,722
Perdoceo Education Corp.(a)	619,449	6,541,381

Security	Shares	Value

Diversified Consumer Services (continued)
Regis Corp.(a)(b)	244,919	$852,318
Strategic Education Inc.	357,596	25,210,518
WW International Inc.(a)	516,552	9,427,074

		74,967,627

Diversified Telecommunication Services — 0.4%
ATN International Inc.	172,147	8,065,087
Cogent Communications Holdings Inc.	247,502	17,533,042
Consolidated Communications Holdings Inc.(a)(b)	1,149,649	10,565,274

		36,163,403

Electrical Equipment — 0.5%
AZZ Inc.	174,266	9,270,951
Encore Wire Corp.	326,295	30,942,555
Powell Industries Inc.	143,274	3,520,242

		43,733,748

Electronic Equipment, Instruments & Components — 3.8%
Benchmark Electronics Inc.	566,848	15,140,510
CTS Corp.	240,803	7,443,221
Daktronics Inc.(a)	588,723	3,196,766
ePlus Inc.(a)	213,154	21,871,732
Fabrinet(a)	221,267	22,682,080
FARO Technologies Inc.(a)	122,123	8,036,915
Insight Enterprises Inc.(a)(b)	550,616	49,599,489
Itron Inc.(a)(b)	343,024	25,942,905
Knowles Corp.(a)(b)	1,453,203	27,233,024
Methode Electronics Inc.	354,999	14,927,708
OSI Systems Inc.(a)(b)	124,463	11,799,092
PC Connection Inc.	172,329	7,587,646
Plexus Corp.(a)(b)	193,406	17,292,431
Rogers Corp.(a)(b)	139,026	25,925,569
Sanmina Corp.(a)(b)	1,028,543	39,640,047
ScanSource Inc.(a)	403,604	14,041,383
TTM Technologies Inc.(a)(b)	1,701,014	21,381,746

		333,742,264

Energy Equipment & Services — 2.3%
Archrock Inc.	2,111,882	17,423,027
Bristow Group Inc.(a)(b)	365,283	11,626,958
Core Laboratories NV(b)	439,260	12,189,465
Dril-Quip Inc.(a)(b)	564,757	14,220,581
Helix Energy Solutions Group Inc.(a)(b)	2,256,075	8,753,571
Helmerich & Payne Inc.	1,704,549	46,721,688
Nabors Industries Ltd.(a)	123,551	11,920,201
Oceaneering International Inc.(a)	1,573,932	20,964,774
Oil States International Inc.(a)(b)	971,624	6,208,677
Patterson-UTI Energy Inc.	2,988,509	26,896,581
ProPetro Holding Corp.(a)(b)	1,322,691	11,441,277
RPC Inc.(a)(b)	1,135,242	5,517,276
U.S. Silica Holdings Inc.(a)	1,189,897	9,507,277

		203,391,353

Entertainment — 0.4%
Cinemark Holdings Inc.(a)	1,682,474	32,320,326
Marcus Corp. (The)(a)	348,654	6,084,012

		38,404,338

Equity Real Estate Investment Trusts (REITs) — 9.5%
Acadia Realty Trust	1,397,354	28,519,995
Agree Realty Corp.	544,576	36,067,268
Alexander & Baldwin Inc.	1,145,596	26,852,770
American Assets Trust Inc.	831,550	31,116,601
Armada Hoffler Properties Inc.	960,339	12,839,732
Brandywine Realty Trust	2,700,628	36,242,428

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CareTrust REIT Inc.	743,095	$15,099,690
Centerspace	96,307	9,101,012
Chatham Lodging Trust(a)	765,569	9,378,220
DiamondRock Hospitality Co.(a)	3,328,853	31,457,661
Diversified Healthcare Trust	3,775,963	12,800,515
Easterly Government Properties Inc.	762,130	15,745,606
Four Corners Property Trust Inc.	533,758	14,336,740
Franklin Street Properties Corp., Class C	1,540,908	7,149,813
GEO Group Inc. (The)	1,911,830	14,281,370
Getty Realty Corp.	324,173	9,501,511
Global Net Lease Inc.	1,584,156	25,378,179
Hersha Hospitality Trust, Class A(a)	525,340	4,901,422
Independence Realty Trust Inc.	841,121	17,116,812
Industrial Logistics Properties Trust	572,448	14,545,904
iStar Inc.(b)	1,124,898	28,212,442
Kite Realty Group Trust	1,335,821	27,197,316
Lexington Realty Trust	2,808,298	35,805,800
LTC Properties Inc.	383,004	12,137,397
Mack-Cali Realty Corp.(a)	1,262,908	21,620,985
NexPoint Residential Trust Inc.	155,206	9,604,147
Office Properties Income Trust	762,511	19,314,404
Retail Opportunity Investments Corp.	1,911,153	33,292,285
Retail Properties of America Inc., Class A	3,393,615	43,709,761
RPT Realty	1,279,373	16,324,799
Saul Centers Inc.	123,124	5,424,843
Service Properties Trust	2,607,775	29,233,158
SITE Centers Corp.	2,834,084	43,758,257
Summit Hotel Properties Inc.(a)	1,677,863	16,157,821
Tanger Factory Outlet Centers Inc.	1,065,789	17,372,361
Uniti Group Inc.	1,329,990	16,451,976
Universal Health Realty Income Trust	108,771	6,011,773
Urstadt Biddle Properties Inc., Class A	479,534	9,077,579
Washington REIT	1,337,179	33,095,180
Whitestone REIT	694,239	6,789,657
Xenia Hotels & Resorts Inc.(a)	1,805,030	32,021,232

		835,046,422

Food & Staples Retailing — 0.9%
Andersons Inc. (The)	493,189	15,205,017
Chefs’ Warehouse Inc. (The)(a)(b)	519,774	16,929,039
PriceSmart Inc.	210,966	16,360,413
SpartanNash Co.	574,096	12,572,703
United Natural Foods Inc.(a)(b)	417,019	20,192,060

		81,259,232

Food Products — 1.5%
Calavo Growers Inc.	166,163	6,354,073
Cal-Maine Foods Inc.	243,785	8,815,266
Fresh Del Monte Produce Inc.	529,784	17,069,640
J&J Snack Foods Corp.	133,754	20,440,286
John B Sanfilippo & Son Inc.	140,114	11,450,116
Seneca Foods Corp., Class A(a)	102,728	4,953,544
Simply Good Foods Co. (The)(a)(b)	732,310	25,257,372
TreeHouse Foods Inc.(a)	880,903	35,130,412

		129,470,709

Gas Utilities — 0.9%
Chesapeake Utilities Corp.	134,606	16,159,450
Northwest Natural Holding Co.	484,281	22,272,083
South Jersey Industries Inc.	1,776,823	37,775,257

		76,206,790

Security	Shares	Value

Health Care Equipment & Supplies — 2.1%
AngioDynamics Inc.(a)	394,453	$10,232,111
Cardiovascular Systems Inc.(a)(b)	311,785	10,235,902
CONMED Corp.	202,691	26,518,063
CryoLife Inc.(a)	290,524	6,475,780
Cutera Inc.(a)	145,804	6,794,466
Glaukos Corp.(a)(b)	266,945	12,858,741
Inogen Inc.(a)	188,229	8,110,788
Integer Holdings Corp.(a)(b)	312,833	27,948,500
Invacare Corp.(a)	557,657	2,654,447
Lantheus Holdings Inc.(a)(b)	1,068,176	27,430,760
Natus Medical Inc.(a)	537,265	13,474,606
OraSure Technologies Inc.(a)(b)	413,980	4,682,114
Orthofix Medical Inc.(a)(b)	201,226	7,670,735
Surmodics Inc.(a)	80,281	4,463,624
Varex Imaging Corp.(a)(b)	625,861	17,649,280

		187,199,917

Health Care Providers & Services — 2.5%
AMN Healthcare Services Inc.(a)	276,407	31,717,703
Apollo Medical Holdings Inc.(a)(b)	219,633	19,997,585
CorVel Corp.(a)(b)	53,127	9,893,310
Covetrus Inc.(a)	645,746	11,713,832
Cross Country Healthcare Inc.(a)	559,048	11,874,180
Hanger Inc.(a)(b)	228,594	5,019,924
Magellan Health Inc.(a)	368,097	34,803,571
MEDNAX Inc.(a)(b)	831,349	23,635,252
Owens & Minor Inc.(b)	573,195	17,935,272
RadNet Inc.(a)(b)	358,607	10,510,771
Select Medical Holdings Corp.	823,183	29,774,529
Tivity Health Inc.(a)(b)	239,531	5,523,585
U.S. Physical Therapy Inc.	91,490	10,118,794

		222,518,308

Health Care Technology — 0.2%
Computer Programs & Systems Inc.	123,801	4,389,983
HealthStream Inc.(a)	246,758	7,052,344
NextGen Healthcare Inc.(a)	475,997	6,711,558

		18,153,885

Hotels, Restaurants & Leisure — 1.7%
BJ’s Restaurants Inc.(a)	369,835	15,444,310
Bloomin’ Brands Inc.(a)	1,283,210	32,080,250
Brinker International Inc.(a)	331,714	16,270,572
Cheesecake Factory Inc. (The)(a)	497,770	23,395,190
Chuy’s Holdings Inc.(a)(b)	317,001	9,995,041
Dave & Buster’s Entertainment Inc.(a)	608,273	23,315,104
El Pollo Loco Holdings Inc.(a)(b)	149,512	2,526,753
Fiesta Restaurant Group Inc.(a)(b)	284,128	3,114,043
Monarch Casino & Resort Inc.(a)(b)	101,708	6,813,419
Red Robin Gourmet Burgers Inc.(a)(b)	250,477	5,776,000
Ruth’s Hospitality Group Inc.(a)	320,419	6,635,877

		145,366,559

Household Durables — 1.0%
Cavco Industries Inc.(a)(b)	56,820	13,451,567
Ethan Allen Interiors Inc.	350,403	8,304,551
La-Z-Boy Inc.	353,461	11,392,048
M/I Homes Inc.(a)	463,224	26,774,347
MDC Holdings Inc.	368,441	17,213,564
Universal Electronics Inc.(a)	126,864	6,248,052

		83,384,129

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	62,046	2,978,208

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Central Garden & Pet Co., Class A, NVS(a)	246,927	$10,617,861

		13,596,069

Industrial Conglomerates — 0.2%
Raven Industries Inc.(a)	331,430	19,093,682

Insurance — 3.3%
Ambac Financial Group Inc.(a)(b)	479,848	6,871,423
American Equity Investment Life Holding Co.	1,301,945	38,498,514
AMERISAFE Inc.	194,344	10,914,359
Assured Guaranty Ltd.	1,061,803	49,702,998
Employers Holdings Inc.	440,531	17,396,569
Genworth Financial Inc., Class A(a)	7,929,337	29,735,014
Horace Mann Educators Corp.	649,252	25,833,737
James River Group Holdings Ltd.	349,068	13,170,336
ProAssurance Corp.	845,678	20,110,223
Safety Insurance Group Inc.	222,498	17,632,967
Selectquote Inc.(a)(b)	653,488	8,449,600
SiriusPoint Ltd.(a)(b)	1,377,498	12,755,631
Stewart Information Services Corp.	418,366	26,465,833
United Fire Group Inc.	339,413	7,840,440
Universal Insurance Holdings Inc.	448,774	5,852,013

		291,229,657

Internet & Direct Marketing Retail — 0.0%
Liquidity Services Inc.(a)(b)	145,146	3,136,605

IT Services — 0.3%
CSG Systems International Inc.	261,056	12,582,899
Unisys Corp.(a)	593,824	14,928,736

		27,511,635

Leisure Products — 0.1%
Sturm Ruger & Co. Inc.	105,438	7,779,216

Machinery — 4.2%
Albany International Corp., Class A	255,408	19,633,213
Astec Industries Inc.	141,207	7,598,349
Barnes Group Inc.	735,357	30,686,448
CIRCOR International Inc.(a)(b)	206,979	6,832,377
Enerpac Tool Group Corp.	562,707	11,664,916
EnPro Industries Inc.	325,439	28,352,246
ESCO Technologies Inc.	170,353	13,117,181
Greenbrier Companies Inc. (The)	510,985	21,967,245
Hillenbrand Inc.	395,476	16,867,051
John Bean Technologies Corp.	195,835	27,524,609
Lindsay Corp.	69,581	10,561,700
Lydall Inc.(a)	149,668	9,292,886
Meritor Inc.(a)(b)	1,107,488	23,600,569
Mueller Industries Inc.	541,225	22,244,347
SPX Corp.(a)	299,997	16,034,840
SPX FLOW Inc.	407,972	29,822,753
Standex International Corp.	192,621	19,052,143
Tennant Co.	159,713	11,810,776
Titan International Inc.(a)	436,200	3,123,192
Wabash National Corp.	797,469	12,065,706
Watts Water Technologies Inc., Class A	152,374	25,612,546

		367,465,093

Media — 1.2%
AMC Networks Inc., Class A(a)(b)	460,695	21,463,780
EW Scripps Co. (The), Class A	909,950	16,433,697
Gannett Co. Inc.(a)	2,246,911	15,009,366
Meredith Corp.(a)	641,146	35,711,832

Security	Shares	Value

Media (continued)
Scholastic Corp.	483,408	$17,233,495

		105,852,170

Metals & Mining — 2.0%
Allegheny Technologies Inc.(a)(b)	2,011,035	33,443,512
Arconic Corp.(a)(b)	759,923	23,967,971
Carpenter Technology Corp.	758,447	24,831,555
Century Aluminum Co.(a)(b)	314,601	4,231,383
Haynes International Inc.	200,440	7,466,390
Kaiser Aluminum Corp.	250,529	27,297,640
Materion Corp.	200,684	13,774,950
Olympic Steel Inc.	148,000	3,605,280
SunCoke Energy Inc.	1,323,694	8,312,798
TimkenSteel Corp.(a)(b)	655,386	8,572,449
Warrior Met Coal Inc.	810,621	18,863,151

		174,367,079

Mortgage Real Estate Investment — 2.4%
Apollo Commercial Real Estate Finance Inc.	2,070,635	30,707,517
ARMOUR Residential REIT Inc.	1,322,927	14,261,153
Capstead Mortgage Corp.	1,525,705	10,206,967
Ellington Financial Inc.	758,082	13,865,320
Granite Point Mortgage Trust Inc.	872,325	11,488,520
Invesco Mortgage Capital Inc.	2,868,815	9,036,767
KKR Real Estate Finance Trust Inc.	643,627	13,580,530
New York Mortgage Trust Inc.	5,992,963	25,530,022
PennyMac Mortgage Investment Trust	1,546,928	30,459,012
Ready Capital Corp.	908,411	13,108,371
Redwood Trust Inc.	1,127,828	14,537,703
Two Harbors Investment Corp.	3,518,621	22,308,057

		209,089,939

Multi-Utilities — 0.6%
Avista Corp.	1,089,155	42,607,743
Unitil Corp.	252,720	10,811,362

		53,419,105

Multiline Retail — 1.3%
Macy’s Inc.	4,873,817	110,148,264

Oil, Gas & Consumable Fuels — 4.6%
Callon Petroleum Co.(a)(b)	620,979	30,477,649
CONSOL Energy Inc.(a)(b)	505,853	13,162,295
Dorian LPG Ltd.	187,392	2,325,535
Green Plains Inc.(a)(b)	699,270	22,831,165
Laredo Petroleum Inc.(a)(b)	212,721	17,245,291
Matador Resources Co.(b)	990,492	37,678,316
Par Pacific Holdings Inc.(a)	725,487	11,404,656
PBF Energy Inc., Class A(a)	1,497,275	19,419,657
PDC Energy Inc.(b)	1,558,002	73,833,715
Penn Virginia Corp.(a)(b)	244,774	6,528,123
Range Resources Corp.(a)	1,765,095	39,944,100
REX American Resources Corp.(a)	83,946	6,704,767
SM Energy Co.	1,914,952	50,516,434
Southwestern Energy Co.(a)(b)	4,592,621	25,443,120
Talos Energy Inc.(a)	652,828	8,989,441
World Fuel Services Corp.	1,003,590	33,740,696

		400,244,960

Paper & Forest Products — 1.1%
Clearwater Paper Corp.(a)(b)	266,091	10,199,268
Domtar Corp.(a)	787,001	42,923,035
Glatfelter Corp.	705,403	9,946,182
Mercer International Inc.	634,274	7,351,236

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products (continued)
Neenah Inc.	268,858	$12,531,471
Schweitzer-Mauduit International Inc.	497,835	17,254,961

		100,206,153

Personal Products — 0.7%
Edgewell Personal Care Co.	859,112	31,185,765
elf Beauty Inc.(a)	364,964	10,602,204
Inter Parfums Inc.	158,305	11,836,465
USANA Health Sciences Inc.(a)	66,528	6,133,882

		59,758,316

Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals Inc.(a)(b)	206,422	3,924,082
ANI Pharmaceuticals Inc.(a)	98,409	3,229,784
Cara Therapeutics Inc.(a)(b)	217,113	3,354,396
Endo International PLC(a)(b)	1,400,139	4,536,450
Phibro Animal Health Corp., Class A	319,768	6,887,803
Prestige Consumer Healthcare Inc.(a)	790,902	44,377,511

		66,310,026

Professional Services — 1.1%
Heidrick & Struggles International Inc.	307,279	13,713,862
Kelly Services Inc., Class A, NVS	574,544	10,847,391
Korn Ferry	527,563	38,174,458
ManTech International Corp./VA, Class A	138,746	10,533,596
Resources Connection Inc.	489,440	7,723,363
TrueBlue Inc.(a)(b)	565,184	15,305,183

		96,297,853

Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(a)	210,025	8,531,215
RE/MAX Holdings Inc., Class A	175,466	5,467,521
Realogy Holdings Corp.(a)(b)	1,842,519	32,317,783

		46,316,519

Road & Rail — 0.4%
ArcBest Corp.	403,960	33,031,809
Heartland Express Inc.	381,430	6,110,509

		39,142,318

Semiconductors & Semiconductor Equipment — 1.2%
Axcelis Technologies Inc.(a)	187,383	8,812,622
DSP Group Inc.(a)	170,110	3,727,110
Ichor Holdings Ltd.(a)	224,884	9,240,484
Kulicke & Soffa Industries Inc.	499,556	29,114,124
PDF Solutions Inc.(a)	181,110	4,172,774
Photronics Inc.(a)	504,052	6,870,229
Rambus Inc.(a)	997,181	22,137,418
SMART Global Holdings Inc.(a)(b)	363,463	16,174,104
Veeco Instruments Inc.(a)(b)	356,521	7,918,331

		108,167,196

Software — 0.8%
Bottomline Technologies DE Inc.(a)	248,535	9,762,455
InterDigital Inc.	485,319	32,914,335
Progress Software Corp.	242,620	11,934,478
Xperi Holding Corp.	618,179	11,646,492

		66,257,760

Specialty Retail — 5.9%
Aaron’s Co. Inc. (The)	520,702	14,340,133
Abercrombie & Fitch Co., Class A(a)	972,342	36,589,229
America’s Car-Mart Inc./TX(a)(b)	36,022	4,206,649
Asbury Automotive Group Inc.(a)(b)	305,473	60,098,758
Barnes & Noble Education Inc.(a)	573,604	5,730,304
Bed Bath & Beyond Inc.(a)	1,651,486	28,529,421

Security	Shares	Value

Specialty Retail (continued)
Boot Barn Holdings Inc.(a)(b)	187,897	$16,698,406
Buckle Inc. (The)	276,040	10,928,424
Caleres Inc.	606,148	13,468,609
Cato Corp. (The), Class A	312,073	5,161,687
Chico’s FAS Inc.(a)	1,942,405	8,721,398
Children’s Place Inc. (The)(a)	219,759	16,539,062
Conn’s Inc.(a)(b)	304,309	6,947,375
Designer Brands Inc. , Class A(a)	954,646	13,298,219
Genesco Inc.(a)(b)	224,089	12,936,658
Group 1 Automotive Inc.	285,471	53,634,292
Guess? Inc.	613,223	12,883,815
Haverty Furniture Companies Inc.	134,353	4,529,040
Monro Inc.	529,591	30,456,778
ODP Corp. (The)(a)	750,117	30,124,699
Sally Beauty Holdings Inc.(a)(b)	1,786,111	30,095,970
Shoe Carnival Inc.	280,809	9,103,828
Signet Jewelers Ltd.	831,739	65,674,111
Sonic Automotive Inc., Class A(b)	332,425	17,465,610
Zumiez Inc.(a)(b)	150,370	5,978,711

		514,141,186

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	1,049,009	28,921,178
Diebold Nixdorf Inc.(a)(b)	615,891	6,226,658

		35,147,836

Textiles, Apparel & Luxury Goods — 1.6%
Fossil Group Inc.(a)(b)	352,389	4,175,810
G-III Apparel Group Ltd.(a)(b)	686,946	19,440,572
Kontoor Brands Inc.	415,796	20,769,010
Movado Group Inc.	266,293	8,385,567
Oxford Industries Inc.	250,612	22,597,684
Steven Madden Ltd.	742,668	29,825,547
Unifi Inc.(a)	221,137	4,849,534
Vera Bradley Inc.(a)	406,522	3,825,372
Wolverine World Wide Inc.	805,236	24,028,242

		137,897,338

Thrifts & Mortgage Finance — 2.0%
Capitol Federal Financial Inc.	2,038,508	23,422,457
Flagstar Bancorp. Inc.	310,103	15,747,030
HomeStreet Inc.	324,554	13,355,397
Meta Financial Group Inc.	217,474	11,413,036
Northfield Bancorp. Inc.	708,865	12,164,123
Northwest Bancshares Inc.	1,987,221	26,390,295
Provident Financial Services Inc.	1,176,584	27,614,427
TrustCo Bank Corp. NY	302,702	9,677,383
WSFS Financial Corp.	742,868	38,116,557

		177,900,705

Tobacco — 0.4%
Universal Corp./VA	391,038	18,898,867
Vector Group Ltd.	1,031,672	13,153,818

		32,052,685

Trading Companies & Distributors — 1.4%
Applied Industrial Technologies Inc.	239,105	21,550,534
Boise Cascade Co.	621,577	33,552,726
DXP Enterprises Inc./TX(a)	276,977	8,190,210
GMS Inc.(a)(b)	680,798	29,818,952
NOW Inc.(a)	1,747,366	13,367,350
Veritiv Corp.(a)(b)	223,617	20,027,139

		126,506,911

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.7%
American States Water Co.	268,236	$22,939,543
California Water Service Group	335,902	19,794,705
Middlesex Water Co.	150,349	15,452,870

		58,187,118

Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	279,513	8,827,021

Total Common Stocks — 99.5% (Cost: $7,655,234,899)		8,711,093,072

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	176,388,855	176,477,049
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	31,820,000	31,820,000

		208,297,049

Total Short-Term Investments — 2.4% (Cost: $208,184,049)		208,297,049

Total Investments in Securities — 101.9% (Cost: $7,863,418,948)		8,919,390,121

Other Assets, Less Liabilities — (1.9)%		(165,223,536)

Net Assets — 100.0%		$8,754,166,585

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$231,807,052	$—	$(55,304,772	)(a)	$(10,035)	$(15,196)	$176,477,049	176,388,855	$263,717	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	186,460,000	—	(154,640,000	)(a)	—	—	31,820,000	31,820,000	5,744		—

					$(10,035)	$(15,196)	$208,297,049		$269,461		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	154	12/17/21	$16,946	$(258,388)

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Value ETF

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$9,473,442	$267,105	(c)	$9,736,841	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/23	6,786,854	48,913	(e)	6,875,630	0.1
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	8,409,024	62,361	(g)	8,294,034	0.1

					$378,379		$24,906,505

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $3,706 of net dividends and financing fees.
(e)	Amount includes $(39,863) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $177,351 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Value ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of September 30, 2021 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Berkshire Hills Bancorp. Inc.	5,700	$153,786	1.6%
Central Pacific Financial Corp.	18,812	483,092	5.0
Great Western Bancorp. Inc.	3,953	129,421	1.3
Pacific Premier Bancorp. Inc.	6,098	252,701	2.6
S&T Bancorp. Inc.	3,902	114,992	1.2
Trustmark Corp.	124,665	4,016,706	41.2
Westamerica Bancorp.	2,290	128,835	1.3

		5,279,533

Equity Real Estate Investment Trusts (REITs)
CareTrust REIT Inc.	3,987	81,016	0.8

Insurance
Assured Guaranty Ltd.	91,249	4,271,366	43.9

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	3,282	104,926	1.1

Total Reference Entity — Long		9,736,841

Net Value of Reference Entity — Goldman Sachs Bank USA		$9,736,841

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of September 30, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	2,089	$53,646	0.8%
City Holding Co.	768	59,835	0.9
Columbia Banking System Inc.	100,666	3,824,301	55.6
Community Bank System Inc.	1,335	91,341	1.3
Eagle Bancorp. Inc.	244	14,030	0.2
First BanCorp./Puerto Rico	26,700	351,105	5.1
First Bancorp./Southern Pines NC	2,114	90,923	1.3
First Commonwealth Financial Corp.	6,601	89,972	1.3
Great Western Bancorp. Inc.	5,893	192,937	2.8
Hanmi Financial Corp.	4,966	99,618	1.5
Heritage Financial Corp./WA	6,063	154,607	2.3
Independent Bank Corp.	635	48,355	0.7
Lakeland Financial Corp.	5,786	412,195	6.0
OFG Bancorp.	922	23,253	0.3
S&T Bancorp. Inc.	2,347	69,166	1.0
Southside Bancshares Inc.	12,818	490,801	7.1

		6,066,085

	Shares	Value	% of Basket Value

Multiline Retail
Macy’s Inc.	19,814	$447,796	6.5

Thrifts & Mortgage Finance
HomeStreet Inc.	4,349	178,961	2.6
Meta Financial Group Inc.	3,483	182,788	2.7

		361,749

Total Reference Entity — Long		6,875,630

Net Value of Reference Entity — HSBC Bank PLC		$6,875,630

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of September 30, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)(a)	39,761	$1,011,917	12.2%
Brookline Bancorp. Inc.	10,737	163,847	2.0
Central Pacific Financial Corp.	1,266	32,511	0.4
First BanCorp./Puerto Rico	12,260	161,219	1.9
First Commonwealth Financial Corp.	2,348	32,003	0.4
First Midwest Bancorp. Inc.	232	4,410	0.1
Preferred Bank/Los Angeles CA	2,300	153,364	1.8

		1,559,271

Equity Real Estate Investment Trusts (REITs)
GEO Group Inc. (The)	6,893	51,491	0.6

Insurance
Employers Holdings Inc.	1,611	63,618	0.7
Stewart Information Services Corp.	1,269	80,277	1.0

		143,895

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	139,178	4,544,162	54.8

Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	20,344	1,033,068	12.5
Meta Financial Group Inc.	482	25,295	0.3
Provident Financial Services Inc.	39,917	936,852	11.3

		1,995,215

Total Reference Entity — Long		8,294,034

Net Value of Reference Entity — JPMorgan Chase Bank NA		$8,294,034

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Total Return Swaps	$—	$—	$378,379	$—

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$378,379

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$258,387

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$922,295
Swaps	(23,563,941)

$(22,641,646)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(951,817)
Swaps	10,485,548

$9,533,731

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$30,593,803
Average notional value of contracts — short	$703,792
Total return swaps:
Average notional value	$150,332,210

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$258,387
Swaps - OTC(a)	378,379	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	378,379	258,387
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(258,387)

Total derivative assets and liabilities subject to an MNA	378,379	—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® S&P Small-Cap 600 Value ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)

Goldman Sachs Bank USA	$267,105	$—	$—	$—	$267,105
HSBC Bank PLC	48,913	—	—	—	48,913
JPMorgan Chase Bank NA	62,361	—	—	—	62,361

	$378,379	$—	$—	$—	$378,379

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,711,093,070	$—	$2	$8,711,093,072
Money Market Funds	208,297,049	—	—	208,297,049

	$8,919,390,119	$—	$2	$8,919,390,121

Derivative financial instruments(a)
Assets
Swaps	$—	$378,379	$—	$378,379
Liabilities
Futures Contracts	(258,387)	—	—	(258,387)

	$(258,387)	$378,379	$—	$119,992

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2021

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$7,996,207,772	$34,847,370,760	$21,817,690,352	$7,909,509,920
Affiliated(c)	54,871,690	329,064,229	146,274,419	430,212,645
Cash	8,748	141,594	425,004	4,899
Cash pledged:
Futures contracts	1,086,640	2,415,340	2,888,360	450,470
Receivables:
Investments sold	—	—	—	9,858,304
Securities lending income — Affiliated	435	18,748	7,448	45,481
Capital shares sold	—	—	65,172	—
Dividends	3,749,681	8,067,871	23,336,813	3,212,619
Unrealized appreciation on:
OTC swaps	—	—	—	262

Total assets	8,055,924,966	35,187,078,542	21,990,687,568	8,353,294,600

LIABILITIES
Collateral on securities loaned, at value	—	137,232,754	65,590,023	423,445,746
Payables:
Investments purchased	—	—	—	6,381,981
Variation margin on futures contracts	221,691	491,359	607,861	114,230
Capital shares redeemed	—	13,929	—	—
Investment advisory fees	1,362,973	5,456,459	3,333,042	1,118,407

Total liabilities	1,584,664	143,194,501	69,530,926	431,060,364

NET ASSETS	$8,054,340,302	$35,043,884,041	$21,921,156,642	$7,922,234,236

NET ASSETS CONSIST OF:
Paid-in capital	$6,077,638,306	$19,883,242,191	$19,453,431,949	$6,042,189,931
Accumulated earnings	1,976,701,996	15,160,641,850	2,467,724,693	1,880,044,305

NET ASSETS	$8,054,340,302	$35,043,884,041	$21,921,156,642	$7,922,234,236

Shares outstanding	40,800,000	474,000,000	150,750,000	100,100,000

Net asset value	$197.41	$73.93	$145.41	$79.14

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$134,951,026	$62,635,423	$349,819,672
(b) Investments, at cost — Unaffiliated	$5,845,334,670	$19,428,657,062	$18,642,570,326	$6,180,349,596
(c) Investments, at cost — Affiliated	$40,190,313	$284,379,450	$125,380,752	$430,020,049
See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2021

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$8,515,835,011	$6,221,701,918	$8,711,093,072
Affiliated(c)	154,677,186	388,481,341	208,297,049
Cash	2,607	—	2,194
Cash pledged:
Futures contracts	1,485,510	629,000	1,221,000
Receivables:
Securities lending income — Affiliated	23,551	98,731	22,089
Capital shares sold	—	3,891,024	558,679
Dividends	14,946,455	4,276,543	11,190,767
Unrealized appreciation on:
OTC swaps	305	268,512	378,379

Total assets	8,686,970,625	6,619,347,069	8,932,763,229

LIABILITIES
Bank overdraft	—	4,742	—
Collateral on securities loaned, at value	141,439,035	375,448,509	176,387,571
Payables:
Investments purchased	11,818,774	2,219,062	754,082
Variation margin on futures contracts	390,301	112,140	177,274
Investment advisory fees	1,278,933	933,160	1,277,717

Total liabilities	154,927,043	378,717,613	178,596,644

NET ASSETS	$8,532,043,582	$6,240,629,456	$8,754,166,585

NET ASSETS CONSIST OF:
Paid-in capital	$7,672,069,485	$4,832,018,801	$8,101,704,348
Accumulated earnings	859,974,097	1,408,610,655	652,462,237

NET ASSETS	$8,532,043,582	$6,240,629,456	$8,754,166,585

Shares outstanding	82,800,000	47,950,000	87,000,000

Net asset value	$103.04	$130.15	$100.62

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$136,206,801	$353,833,949	$167,319,140
(b) Investments, at cost — Unaffiliated	$7,219,129,824	$4,919,579,944	$7,655,234,899
(c) Investments, at cost — Affiliated	$154,608,885	$388,281,361	$208,184,049

See notes to financial statements.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2021

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$53,530,499	$124,914,956	$240,366,146	$25,638,618
Dividends — Affiliated	372,366	1,468,761	461,932	347
Securities lending income — Affiliated — net	8,638	98,814	59,252	306,771
Foreign taxes withheld	—	(4,201)	(58,085)	—

Total investment income	53,911,503	126,478,330	240,829,245	25,945,736

EXPENSES
Investment advisory fees	7,736,366	31,093,243	20,293,436	6,834,728

Total expenses	7,736,366	31,093,243	20,293,436	6,834,728

Net investment income	46,175,137	95,385,087	220,535,809	19,111,008

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,470,934)	34,409,138	(26,816,627)	22,068,194
Investments — Affiliated	32	4,823	(27,866)	(4,348)
In-kind redemptions — Unaffiliated	113,875,044	816,352,502	534,187,254	407,804,362
In-kind redemptions — Affiliated	702,757	2,662,423	2,162,569	—
Futures contracts	2,395,041	5,931,158	7,772,890	(622,936)

Net realized gain	113,501,940	859,360,044	517,278,220	429,245,272

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	553,211,318	3,321,237,972	113,486,778	(344,929,534)
Investments — Affiliated	2,888,391	12,469,840	2,522,042	(27,506)
Futures contracts	(803,058)	(2,010,292)	(2,403,167)	(27,152)
Swaps	—	—	—	262

Net change in unrealized appreciation (depreciation)	555,296,651	3,331,697,520	113,605,653	(344,983,930)

Net realized and unrealized gain	668,798,591	4,191,057,564	630,883,873	84,261,342

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$714,973,728	$4,286,442,651	$851,419,682	$103,372,350

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2021

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$88,960,467	$31,140,286	$67,930,142
Dividends — Affiliated	506	997	5,744
Securities lending income — Affiliated — net	122,003	513,584	263,717
Foreign taxes withheld	—	(702)	(107,478)

Total investment income	89,082,976	31,654,165	68,092,125

EXPENSES
Investment advisory fees	7,859,724	5,665,362	8,206,431

Total expenses	7,859,724	5,665,362	8,206,431

Net investment income	81,223,252	25,988,803	59,885,694

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(27,343,511)	81,817,950	71,715,989
Investments — Affiliated	7,149	(15,020)	(10,035)
In-kind redemptions — Unaffiliated	135,686,264	226,807,032	302,335,078
Futures contracts	388,012	1,388,959	922,295
Swaps	—	(7,850,383)	(23,563,941)

Net realized gain	108,737,914	302,148,538	351,399,386

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(26,911,894)	(202,013,262)	(400,179,153)
Investments — Affiliated	(19,543)	(29,066)	(15,196)
Futures contracts	(436,386)	(766,269)	(951,817)
Swaps	305	5,439,927	10,485,548

Net change in unrealized appreciation (depreciation)	(27,367,518)	(197,368,670)	(390,660,618)

Net realized and unrealized gain (loss)	81,370,396	104,779,868	(39,261,232)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$162,593,648	$130,768,671	$20,624,462

See notes to financial statements.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$46,175,137	$102,548,169	$95,385,087	$244,246,469
Net realized gain	113,501,940	645,223,336	859,360,044	3,713,818,298
Net change in unrealized appreciation (depreciation)	555,296,651	2,018,679,164	3,331,697,520	8,908,216,077

Net increase in net assets resulting from operations	714,973,728	2,766,450,669	4,286,442,651	12,866,280,844

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(45,111,011)	(103,205,046)	(93,289,269)	(253,051,096)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	407,244,540	(538,698,237)	(324,025,061)	(3,745,853,314)

NET ASSETS
Total increase in net assets	1,077,107,257	2,124,547,386	3,869,128,321	8,867,376,434
Beginning of period	6,977,233,045	4,852,685,659	31,174,755,720	22,307,379,286

End of period	$8,054,340,302	$6,977,233,045	$35,043,884,041	$31,174,755,720

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Changes in Net Assets (continued)

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$220,535,809	$405,480,363	$19,111,008	$48,813,181
Net realized gain	517,278,220	452,162,076	429,245,272	1,076,417,829
Net change in unrealized appreciation (depreciation)	113,605,653	5,972,801,007	(344,983,930)	2,635,641,826

Net increase in net assets resulting from operations	851,419,682	6,830,443,446	103,372,350	3,760,872,836

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(209,805,006)	(417,220,319)	(20,204,630)	(51,474,580)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(144,909,458)	823,399,732	(168,218,840)	(962,209,384)

NET ASSETS
Total increase (decrease) in net assets	496,705,218	7,236,622,859	(85,051,120)	2,747,188,872
Beginning of period	21,424,451,424	14,187,828,565	8,007,285,356	5,260,096,484

End of period	$21,921,156,642	$21,424,451,424	$7,922,234,236	$8,007,285,356

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$81,223,252	$91,545,034	$25,988,803	$34,443,349
Net realized gain	108,737,914	121,682,846	302,148,538	593,097,435
Net change in unrealized appreciation (depreciation)	(27,367,518)	3,075,986,192	(197,368,670)	2,175,538,611

Net increase in net assets resulting from operations	162,593,648	3,289,214,072	130,768,671	2,803,079,395

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(75,253,444)	(96,536,611)	(23,734,539)	(35,874,295)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	335,083,424	1,105,910,735	(58,028,113)	(90,735,720)

NET ASSETS
Total increase in net assets	422,423,628	4,298,588,196	49,006,019	2,676,469,380
Beginning of period	8,109,619,954	3,811,031,758	6,191,623,437	3,515,154,057

End of period	$8,532,043,582	$8,109,619,954	$6,240,629,456	$6,191,623,437

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Changes in Net Assets (continued)

	iShares S&P Small-Cap 600 Value ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$59,885,694	$88,390,804
Net realized gain	351,399,386	203,503,233
Net change in unrealized appreciation (depreciation)	(390,660,618)	3,777,628,346

Net increase in net assets resulting from operations	20,624,462	4,069,522,383

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(66,797,200)	(72,032,423)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,801,764)	687,734,335

NET ASSETS
Total increase (decrease) in net assets	(51,974,502)	4,685,224,295
Beginning of period	8,806,141,087	4,120,916,792

End of period	$8,754,166,585	$8,806,141,087

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		iShares S&P 100 ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$179.83		$118.50	$125.31	$115.89	$104.70	$91.38

Net investment income(a)	1.18		2.37	2.48	2.35	2.17	2.02
Net realized and unrealized gain (loss)(b)	17.53		61.39	(6.58)	9.45	11.20	13.38

Net increase (decrease) from investment operations	18.71		63.76	(4.10)	11.80	13.37	15.40

Distributions(c)
From net investment income		(1.13)	(2.43)	(2.71)	(2.38)	(2.18)	(2.08)

Total distributions		(1.13)	(2.43)	(2.71)	(2.38)	(2.18)	(2.08)

Net asset value, end of period	$197.41		$179.83	$118.50	$125.31	$115.89	$104.70

Total Return(d)
Based on net asset value	10.40	%(e)	54.11%	(3.42)%	10.25%	12.85%	17.03%

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.19	%(f)	1.52%	1.86%	1.94%	1.92%	2.08%

Supplemental Data
Net assets, end of period (000)	$8,054,340		$6,977,233	$4,852,686	$4,824,336	$5,024,007	$4,612,077

Portfolio turnover rate(g)	1	%(e)	8%	4%	7%	4%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares S&P 500 Growth ETF

	Six Months Ended 09/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	03/31/21 (a)	03/31/20 (a)	03/31/19 (a)	03/31/18 (a)	03/31/17 (a)

Net asset value, beginning of period	$65.08		$41.25	$43.10	$38.76	$32.90	$28.99

Net investment income(b)	0.20		0.47	0.60	0.52	0.50	0.46
Net realized and unrealized gain (loss)(c)	8.85		23.85	(1.68)	4.33	5.87	3.91

Net increase (decrease) from investment operations	9.05		24.32	(1.08)	4.85	6.37	4.37

Distributions(d)
From net investment income		(0.20)	(0.49)	(0.77)	(0.51)	(0.51)	(0.46)

Total distributions		(0.20)	(0.49)	(0.77)	(0.51)	(0.51)	(0.46)

Net asset value, end of period	$73.93		$65.08	$41.25	$43.10	$38.76	$32.90

Total Return(e)
Based on net asset value	13.90	%(f)	59.13%	(2.65)%	12.59%	19.45%	15.21%

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.55	%(g)	0.82%	1.30%	1.27%	1.36%	1.50%

Supplemental Data
Net assets, end of period (000)	$35,043,884		$31,174,756	$22,307,379	$22,550,900	$20,022,095	$16,525,973

Portfolio turnover rate(h)	2	%(f)	13%	27%	27%	21%	24%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$141.09		$96.29	$112.76	$109.32	$104.03	$89.91

Net investment income(a)	1.45		2.83	2.86	2.69	2.53	2.31
Net realized and unrealized gain (loss)(b)	4.25		44.86	(16.41)	3.53	5.26	14.11

Net increase (decrease) from investment operations	5.70		47.69	(13.55)	6.22	7.79	16.42

Distributions(c)
From net investment income		(1.38)	(2.89)	(2.92)	(2.78)	(2.50)	(2.30)

Total distributions		(1.38)	(2.89)	(2.92)	(2.78)	(2.50)	(2.30)

Net asset value, end of period	$145.41		$141.09	$96.29	$112.76	$109.32	$104.03

Total Return(d)
Based on net asset value	4.02	%(e)	50.10%	(12.34)%	5.79%	7.53%	18.44%

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	1.96	%(f)	2.39%	2.40%	2.43%	2.33%	2.37%

Supplemental Data
Net assets, end of period (000)	$21,921,157		$21,424,451	$14,187,829	$15,234,432	$14,638,372	$13,643,474

Portfolio turnover rate(g)	2	%(e)	26%	32%	31%	23%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)

Net asset value, beginning of period	$78.31		$44.65	$54.76	$54.55	$47.74	$40.64

Net investment income(b)	0.19		0.44	0.57	0.55	0.48	0.46
Net realized and unrealized gain (loss)(c)	0.84		33.69	(10.05)	0.24	6.85	7.17

Net increase (decrease) from investment operations	1.03		34.13	(9.48)	0.79	7.33	7.63

Distributions(d)
From net investment income		(0.20)	(0.47)	(0.63)	(0.56)	(0.52)	(0.53)
From net realized gain	—		—	—	(0.02)	—	—

Total distributions		(0.20)	(0.47)	(0.63)	(0.58)	(0.52)	(0.53)

Net asset value, end of period	$79.14		$78.31	$44.65	$54.76	$54.55	$47.74

Total Return(e)
Based on net asset value	1.31	%(f)	76.68%	(17.49)%	1.45%	15.41%	18.85%

Ratios to Average Net Assets
Total expenses	0.17	%(g)	0.20%	0.24%	0.24%	0.24%	0.25%

Net investment income	0.46	%(g)	0.70%	1.01%	1.01%	0.94%	1.05%

Supplemental Data
Net assets, end of period (000)	$7,922,234		$8,007,285	$5,260,096	$7,490,758	$8,008,220	$6,254,058

Portfolio turnover rate(h)	11	%(f)	50%	51%	50%	40%	54%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)

Net asset value, beginning of period	$101.82		$54.92	$78.47	$77.19	$74.24	$62.01

Net investment income(b)	0.99		1.36	1.51	1.31	1.32	1.10
Net realized and unrealized gain (loss)(c)	1.14		46.95	(23.42)	1.31	2.98	12.33

Net increase (decrease) from investment operations	2.13		48.31	(21.91)	2.62	4.30	13.43

Distributions(d)
From net investment income		(0.91)	(1.41)	(1.64)	(1.34)	(1.35)	(1.20)

Total distributions		(0.91)	(1.41)	(1.64)	(1.34)	(1.35)	(1.20)

Net asset value, end of period	$103.04		$101.82	$54.92	$78.47	$77.19	$74.24

Total Return(e)
Based on net asset value	2.07	%(f)	88.83%	(28.36)%	3.35%	5.88%	21.81%

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.21%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.86	%(g)	1.78%	1.90%	1.65%	1.73%	1.61%

Supplemental Data
Net assets, end of period (000)	$8,532,044		$8,109,620	$3,811,032	$6,355,685	$5,603,679	$6,243,030

Portfolio turnover rate(h)	8	%(f)	43%	46%	44%	37%	38%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)

Net asset value, beginning of period	$127.93		$69.20	$89.29	$86.92	$76.62	$62.14

Net investment income(b)	0.54		0.72	0.81	0.72	0.73	0.65
Net realized and unrealized gain (loss)(c)	2.18		58.76	(20.00)	2.40	10.34	14.51

Net increase (decrease) from investment operations	2.72		59.48	(19.19)	3.12	11.07	15.16

Distributions(d)
From net investment income		(0.50)	(0.75)	(0.90)	(0.75)	(0.77)	(0.68)

Total distributions		(0.50)	(0.75)	(0.90)	(0.75)	(0.77)	(0.68)

Net asset value, end of period	$130.15		$127.93	$69.20	$89.29	$86.92	$76.62

Total Return(e)
Based on net asset value	2.12	%(f)	86.30%	(21.68)%	3.59%	14.51%	24.49%

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.21%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.83	%(g)	0.73%	0.89%	0.77%	0.90%	0.94%

Supplemental Data
Net assets, end of period (000)	$6,240,629		$6,191,623	$3,515,154	$5,580,221	$5,128,053	$4,374,747

Portfolio turnover rate(h)	9	%(f)	52%	64%	45%	47%	52%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	(a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)

Net asset value, beginning of period	$100.53		$50.14		$73.81	$75.49	$69.36	$56.68

Net investment income(b)	0.68		1.12		1.10	1.20	1.03	0.96
Net realized and unrealized gain (loss)(c)	0.16		50.16		(23.45)	(1.71)	6.14	12.68

Net increase (decrease) from investment operations	0.84		51.28		(22.35)	(0.51)	7.17	13.64

Distributions(d)
From net investment income		(0.75)	(0.89)		(1.32)	(1.17)	(1.04)	(0.96)

Total distributions		(0.75)	(0.89)		(1.32)	(1.17)	(1.04)	(0.96)

Net asset value, end of period	$100.62		$100.53		$50.14	$73.81	$75.49	$69.36

Total Return(e)
Based on net asset value	0.83	%(f)	103.08	%(g)	(30.75)%	(0.71)%	10.38%	24.19%

Ratios to Average Net Assets
Total expenses	0.18	%(h)	0.21%		0.25%	0.25%	0.25%	0.25%

Net investment income	1.31	%(h)	1.56%		1.48%	1.54%	1.41%	1.50%

Supplemental Data
Net assets, end of period (000)	$8,754,167		$8,806,141		$4,120,917	$6,155,204	$5,163,592	$4,869,213

Portfolio turnover rate(i)	10	%(f)	52%		53%	38%	39%	48%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

S&P 100(a)	Diversified
S&P 500 Growth(a)	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

S&P 500 Growth
BNP Paribas SA	$5,376,128	$5,357,039		$—	$(19,089	)(b)
Citigroup Global Markets, Inc.	51,734,305	51,734,305		—	—
Goldman Sachs & Co. LLC	72,561,082	72,561,082		—	—
J.P. Morgan Securities LLC	3,859,191	3,859,191		—	—
Jefferies LLC	11,979	11,979		—	—
SG Americas Securities LLC	1,000,440	1,000,440		—	—
UBS Securities LLC	407,901	407,901		—	—

	$134,951,026	$134,931,937		$—	$(19,089)

S&P 500 Value
Barclays Bank PLC	$27,737,257	$27,737,257		$—	$—
BNP Paribas SA	7,516,536	7,516,536		—	—
Citigroup Global Markets, Inc.	87,155	87,155		—	—
Credit Suisse Securities (USA) LLC	3,604	3,604		—	—
Goldman Sachs & Co. LLC	5,821,147	5,821,147		—	—
J.P. Morgan Securities LLC	11,805,512	11,805,512		—	—
Morgan Stanley	1,024,970	1,024,970		—	—
SG Americas Securities LLC	285,840	285,840		—	—
UBS AG	8,353,402	8,353,402		—	—

	$62,635,423	$62,635,423		$—	$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

S&P Mid-Cap 400 Growth
Barclays Bank PLC	$9,039,034	$9,039,034		$—	$—
BMO Capital Markets Corp.	14,274	14,274		—	—
BNP Paribas SA	27,229,722	27,229,722		—	—
BofA Securities, Inc.	30,107,097	30,107,097		—	—
Citigroup Global Markets, Inc.	28,800,926	28,800,926		—	—
Credit Suisse Securities (USA) LLC	1,610,700	1,610,700		—	—
Deutsche Bank Securities, Inc.	1,412,680	1,412,680		—	—
Goldman Sachs & Co. LLC	23,376,387	23,376,387		—	—
HSBC Bank PLC	243,923	243,923		—	—
J.P. Morgan Securities LLC	55,707,818	55,707,818		—	—
Morgan Stanley	109,210,341	109,210,341		—	—
National Financial Services LLC	3,912,368	3,912,368		—	—
SG Americas Securities LLC	24,274	24,274		—	—
State Street Bank & Trust Co.	5,315,301	5,315,301		—	—
UBS AG	48,033,722	47,512,784		—	(520,938	)(b)
UBS Securities LLC	27,948	27,948		—	—
Virtu Americas LLC	445,570	445,570		—	—
Wells Fargo Bank N.A.	146,827	146,827		—	—
Wells Fargo Securities LLC	5,160,760	5,160,760		—	—

	$349,819,672	$349,298,734		$—	$(520,938)

S&P Mid-Cap 400 Value
Barclays Bank PLC	$20,840,929	$20,840,929		$—	$—
Barclays Capital, Inc.	579,734	579,734		—	—
BMO Capital Markets Corp.	85,323	85,323		—	—
BNP Paribas SA	6,878,054	6,878,054		—	—
BofA Securities, Inc.	19,222,556	19,222,556		—	—
Citigroup Global Markets, Inc.	4,539,946	4,539,946		—	—
Credit Suisse Securities (USA) LLC	622,936	622,936		—	—
Goldman Sachs & Co. LLC	18,562,841	18,562,841		—	—
HSBC Bank PLC	2,085,470	2,085,470		—	—
J.P. Morgan Securities LLC	21,054,232	21,054,232		—	—
Jefferies LLC	68,861	68,861		—	—
Morgan Stanley	12,793,815	12,793,815		—	—
National Financial Services LLC	3,002,906	3,002,906		—	—
Scotia Capital (USA), Inc.	2,905,100	2,905,100		—	—
UBS AG	9,175,151	9,175,151		—	—
UBS Securities LLC	661,510	661,510		—	—
Wells Fargo Bank N.A.	13,127,437	13,127,437		—	—

	$136,206,801	$136,206,801		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

S&P Small-Cap 600 Growth
Barclays Bank PLC	$822,633	$822,633		$—	$—
Barclays Capital, Inc.	2,530,652	2,530,652		—	—
BNP Paribas SA	18,492,301	18,492,301		—	—
BofA Securities, Inc.	16,843,154	16,843,154		—	—
Citigroup Global Markets, Inc.	13,713,502	13,713,502		—	—
Credit Suisse Securities (USA) LLC	10,080,890	10,080,890		—	—
Deutsche Bank Securities, Inc.	438,260	438,260		—	—
Goldman Sachs & Co. LLC	62,731,115	62,731,115		—	—
HSBC Bank PLC	3,181,802	3,181,802		—	—
J.P. Morgan Securities LLC	39,701,284	39,701,284		—	—
Jefferies LLC	329,531	329,531		—	—
Morgan Stanley	135,823,342	135,823,342		—	—
National Financial Services LLC	12,781,320	12,781,320		—	—
Natixis S.A.	78,628	76,910		—	(1,718	)(b)
Nomura Securities International, Inc.	44,042	44,042		—	—
RBC Capital Markets LLC	24,654	24,654		—	—
Scotia Capital (USA), Inc.	1,319,900	1,319,900		—	—
SG Americas Securities LLC	15,708	15,708		—	—
State Street Bank & Trust Co.	711,946	711,946		—	—
Toronto Dominion Bank	9,944,094	9,944,094		—	—
UBS AG	6,132,896	6,132,896		—	—
UBS Securities LLC	8,308,115	8,308,115		—	—
Virtu Americas LLC	192,165	192,165		—	—
Wells Fargo Bank N.A.	3,613,293	3,613,293		—	—
Wells Fargo Securities LLC	5,978,722	5,978,722		—	—

	$353,833,949	$353,832,231		$—	$(1,718)

S&P Small-Cap 600 Value
Barclays Bank PLC	$2,528,732	$2,528,732		$—	$—
Barclays Capital, Inc.	3,500,571	3,500,571		—	—
BNP Paribas SA	9,358,643	9,358,643		—	—
BofA Securities, Inc.	5,627,269	5,627,269		—	—
Citigroup Global Markets, Inc.	4,664,536	4,664,536		—	—
Credit Suisse Securities (USA) LLC	5,428,592	5,428,592		—	—
Deutsche Bank Securities, Inc.	785,099	785,099		—	—
Goldman Sachs & Co. LLC	41,015,162	41,015,162		—	—
J.P. Morgan Securities LLC	31,588,506	31,588,506		—	—
Jefferies LLC	116,375	116,375		—	—
Morgan Stanley	30,071,444	30,071,444		—	—
National Financial Services LLC	12,325,864	12,325,864		—	—
Scotia Capital (USA), Inc.	145,680	145,680		—	—
SG Americas Securities LLC	74,585	74,585		—	—
State Street Bank & Trust Co.	1,931,838	1,931,838		—	—
Toronto Dominion Bank	809,768	809,768		—	—
UBS AG	1,848,761	1,848,761		—	—
UBS Securities LLC	4,561,534	4,561,534		—	—
Virtu Americas LLC	226,405	226,405		—	—
Wells Fargo Bank N.A.	1,081,079	1,081,079		—	—
Wells Fargo Securities LLC	9,628,697	9,628,697		—	—

	$167,319,140	$167,319,140		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Total return swaps are entered into by the iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Mid-Cap 400 Value	0.18
S&P Small-Cap 600 Growth	0.18
S&P Small-Cap 600 Value	0.18

For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.1800%
Over $121 billion, up to and including $181 billion	0.1710
Over $181 billion, up to and including $231 billion	0.1624
Over $231 billion, up to and including $281 billion	0.1543
Over $281 billion	0.1465

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

S&P 100	$3,702
S&P 500 Growth	42,349
S&P 500 Value	25,386
S&P Mid-Cap 400 Growth	131,325
S&P Mid-Cap 400 Value	52,098
S&P Small-Cap 600 Growth	218,876
S&P Small-Cap 600 Value	113,022

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

S&P 100	$13,390,225	$5,757,789	$(436,815)
S&P 500 Growth	264,918,199	65,763,150	451,347
S&P 500 Value	132,684,056	79,673,851	(11,974,167)
S&P Mid-Cap 400 Growth	144,968,664	145,682,443	17,705,704
S&P Mid-Cap 400 Value	170,037,492	226,844,943	(19,219,131)
S&P Small-Cap 600 Growth	43,784,559	108,546,509	41,214,341
S&P Small-Cap 600 Value	210,459,647	146,775,077	46,532,777

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

S&P 100	$70,343,380	$77,145,225
S&P 500 Growth	546,536,576	546,126,415
S&P 500 Value	498,199,485	485,090,926
S&P Mid-Cap 400 Growth	916,591,229	923,432,330
S&P Mid-Cap 400 Value	701,709,433	692,741,602
S&P Small-Cap 600 Growth	604,203,847	567,580,904
S&P Small-Cap 600 Value	1,030,725,773	852,456,455

For the six months ended September 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

S&P 100	$684,615,447	$278,623,253
S&P 500 Growth	1,070,111,587	1,392,965,493
S&P 500 Value	1,683,076,315	1,826,260,867
S&P Mid-Cap 400 Growth	732,605,663	897,347,484
S&P Mid-Cap 400 Value	792,714,369	461,121,582
S&P Small-Cap 600 Growth	416,189,205	463,373,463
S&P Small-Cap 600 Value	956,513,102	993,225,177

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

S&P 100	$275,370,205
S&P 500 Growth	1,141,109,830
S&P 500 Value	1,158,584,208
S&P Mid-Cap 400 Growth	248,986,573
S&P Mid-Cap 400 Value	516,161,831
S&P Small-Cap 600 Growth	161,202,613
S&P Small-Cap 600 Value	648,307,766

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P 100	$5,913,259,638	$2,401,144,963	$(264,057,538)	$2,137,087,425
S&P 500 Growth	19,734,128,879	15,537,672,422	(97,003,902)	15,440,668,520
S&P 500 Value	18,863,261,726	3,709,141,782	(610,352,137)	3,098,789,645
S&P Mid-Cap 400 Growth	6,638,816,448	1,954,500,367	(253,648,071)	1,700,852,296
S&P Mid-Cap 400 Value	7,408,647,910	1,502,009,701	(240,414,088)	1,261,595,613
S&P Small-Cap 600 Growth	5,349,458,696	1,510,241,844	(249,396,283)	1,260,845,561
S&P Small-Cap 600 Value	7,972,641,729	1,533,261,869	(586,393,485)	946,868,384

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience

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Notes to Financial Statements (unaudited) (continued)

significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Year Ended 03/31/21

iShares ETF	Shares	Amount	Shares		Amount

S&P 100
Shares sold	3,450,000	$686,792,327	12,000,000		$1,674,265,940
Shares redeemed	(1,450,000)	(279,547,787)	(14,150,000)		(2,212,964,177)

Net increase (decrease)	2,000,000	$407,244,540	(2,150,000)		$(538,698,237)

S&P 500 Growth
Shares sold	14,400,000	$1,071,429,526	81,550,000	(a)	$4,864,386,522
Shares redeemed	(19,450,000)	(1,395,454,587)	(143,300,000	)(a)	(8,610,239,836)

Net decrease	(5,050,000)	$(324,025,061)	(61,750,000)		$(3,745,853,314)

S&P 500 Value
Shares sold	11,350,000	$1,688,471,003	31,450,000		$3,850,001,198
Shares redeemed	(12,450,000)	(1,833,380,461)	(26,950,000)		(3,026,601,466)

Net increase (decrease)	(1,100,000)	$(144,909,458)	4,500,000		$823,399,732

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/21		Year Ended 03/31/21

iShares ETF	Shares	Amount	Shares		Amount

S&P Mid-Cap 400 Growth
Shares sold	9,150,000	$738,086,973	23,000,000	(a)	$1,448,881,015
Shares redeemed	(11,300,000)	(906,305,813)	(38,550,000	)(a)	(2,411,090,399)

Net decrease	(2,150,000)	$(168,218,840)	(15,550,000)		$(962,209,384)

S&P Mid-Cap 400 Value
Shares sold	7,600,000	$802,756,494	21,800,000	(b)	$1,910,982,904
Shares redeemed	(4,450,000)	(467,673,070)	(11,550,000	)(b)	(805,072,169)

Net increase	3,150,000	$335,083,424	10,250,000		$1,105,910,735

S&P Small-Cap 600 Growth
Shares sold	3,300,000	$435,351,273	12,950,000	(b)	$1,406,028,923
Shares redeemed	(3,750,000)	(493,379,386)	(15,350,000	)(b)	(1,496,764,643)

Net decrease	(450,000)	$(58,028,113)	(2,400,000)		$(90,735,720)

S&P Small-Cap 600 Value
Shares sold	11,400,000	$1,213,479,930	22,950,000	(b)	$1,915,906,938
Shares redeemed	(12,000,000)	(1,219,281,694)	(17,550,000	)(b)	(1,228,172,603)

Net increase (decrease)	(600,000)	$(5,801,764)	5,400,000		$687,734,335

(a)	Share transactions reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)	Share transactions reflect a two-for-one stock split effective after the close of trading on October 16, 2020.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	LEGAL PROCEEDINGS

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares S&P 500 Value ETF received proceeds of $2,091,170 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to an appeal which remains pending. The outcome of this appeal could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares S&P 100 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

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by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares S&P 500 Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service

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providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares S&P 500 Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to

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evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares S&P Mid-Cap 400 Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

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Board Review and Approval of Investment Advisory Contract  (continued)

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and

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Board Review and Approval of Investment Advisory Contract  (continued)

the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized

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Board Review and Approval of Investment Advisory Contract  (continued)

by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did

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not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares S&P Small-Cap 600 Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

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Board Review and Approval of Investment Advisory Contract  (continued)

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	95

Board Review and Approval of Investment Advisory Contract  (continued)

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

S&P 100(a)	$1.129737	$—	$0.002264	$1.132001	100%	—%	0	%(b)	100%
S&P 500 Growth(a)	0.195444	—	0.001768	0.197212	99	—	1		100
S&P 500 Value(a)	1.366116	—	0.018084	1.384200	99	—	1		100
S&P Mid-Cap 400 Growth(a)	0.189814	—	0.010508	0.200322	95	—	5		100
S&P Mid-Cap 400 Value(a)	0.867064	—	0.040722	0.907786	96	—	4		100
S&P Small-Cap 600 Growth(a)	0.470031	—	0.029610	0.499641	94	—	6		100
S&P Small-Cap 600 Value(a)	0.710987	—	0.043917	0.754904	94	—	6		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	97

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

Counterparty Abbreviations

HSBC	HSBC Bank PLC

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	99

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-301-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Preferred and Income Securities ETF | PFF | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.18%	30.00%

U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68

International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73

Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2021	iShares® Preferred and Income Securities ETF

Investment Objective

The iShares Preferred and Income Securities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated preferred and hybrid securities, as represented by the ICE Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.00%	12.20%	5.25%	6.79%	12.20%	29.18%	92.83%
Fund Market	3.48	11.44	5.18	6.80	11.44	28.74	93.15
Index	4.20	12.76	6.00	7.48	12.76	33.81	105.73

Index performance through January 31, 2019 reflects the performance of the S&P U.S. Preferred Stock IndexTM. Index performance beginning on February 1, 2019 through October 31, 2019 reflects the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index, which terminated on October 31, 2019. Index performance beginning on November 1, 2019 reflects the performance of the ICE Exchange-Listed Preferred & Hybrid Securities Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,040.00	$ 2.30		$ 1,000.00	$ 1,022.80	$ 2.28		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	54.3%
Utilities	14.5
Real Estate	7.6
Health Care	5.2
Communication Services	4.6
Information Technology	3.4
Consumer Discretionary	3.0
Industrials	2.9
Energy	2.0
Materials	1.3
Consumer Staples	1.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Broadcom Inc., Series A, 8.00%	2.6%
Wells Fargo & Co., Series L, 7.50	1.9
Bank of America Corp., Series L, 7.25	1.5
Danaher Corp., Series A, 4.75	1.4
ArcelorMittal SA, 5.50	1.2
Danaher Corp., Series B, 5.00	1.2
Avantor Inc., Series A, 6.25	1.1
NextEra Energy Inc., 5.28	1.1
Citigroup Capital XIII, 6.50	1.0
JPMorgan Chase & Co., Series EE, 6.00	0.9

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About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Schedule of Investments (unaudited) September 30, 2021	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Auto Components — 0.8%
Aptiv PLC, Series A, 5.50%(a)	959,845	$161,733,883

Automobiles — 0.7%
Ford Motor Co.
6.00%	2,670,895	70,992,389
6.20%	2,503,934	66,754,881

		137,747,270

Banks — 25.1%
Associated Banc-Corp.
Series E, 5.88%	337,290	9,201,271
Series F, 5.63%	339,854	9,029,921
Atlantic Union Bankshares Corp., Series A, 6.88%	579,497	16,191,146
BancorpSouth Bank, Series A, 5.50%	554,831	14,497,734
Bank of America Corp.
Series 02, 3.00% (3 mo. LIBOR US + 0.650%)(b)(c)	780,553	18,686,439
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(c)	550,403	14,205,901
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(c)	1,109,603	28,172,820
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(c)	852,735	21,625,360
Series GG, 6.00%	3,628,414	97,894,610
Series HH, 5.88%	2,299,069	62,074,863
Series K, 6.45% (3 mo. LIBOR US + 1.327%)(c)	2,811,059	74,605,506
Series KK, 5.38%	3,756,015	101,149,484
Series L, 7.25%	205,413	296,291,819
Series LL, 5.00%	3,521,046	94,187,980
Series NN, 4.38%	2,959,350	77,978,872
Series PP, 4.13%	2,443,939	62,833,672
Bank of Hawaii Corp., Series A, 4.38%	603,010	15,394,845
CIT Group Inc., Series B, 5.63%	671,825	17,635,406
Citigroup Inc.
Series J, 7.13% (3 mo. LIBOR US + 4.040%)(c)	3,154,732	88,111,665
Series K, 6.88% (3 mo. LIBOR US + 4.130%)(c)	4,991,359	139,758,052
Citizens Financial Group Inc.
Series D, 6.35% (3 mo. LIBOR US + 3.642%)(c)	996,235	27,565,822
Series E, 5.00%	1,494,313	39,494,693
Connectone Bancorp Inc., Preference Shares	384,302	10,126,358
Cullen/Frost Bankers Inc., Series B, 4.45%(b)	519,215	13,873,425
Dime Community Bancshares Inc., 5.50%	445,012	11,436,808
Fifth Third Bancorp.
Series A, 6.00%	671,825	17,984,755
Series I, 6.63% (3 mo. LIBOR US + 3.710%)(c)	1,494,314	42,289,086
Series K, 4.95%	839,727	21,942,066
First Citizens BancShares Inc./NC, Series A, 5.38%	1,158,492	31,603,662
First Horizon Corp.
6.50%	506,640	13,876,870
Series D, 6.10% (3 mo. LIBOR US + 3.859%)(c)	337,290	9,025,880
Series F, 4.70%	503,602	13,149,048
First Midwest Bancorp. Inc./IL
Series A, 7.00%	349,232	9,645,788
Series C, 7.00%	385,966	10,637,223
First Republic Bank/CA
Series H, 5.13%	668,340	17,403,574
Series I, 5.50%	1,007,550	26,518,716
Series J, 4.70%	1,311,693	35,087,788
Series K, 4.13%	1,660,339	41,491,872
Series L, 4.25%	2,482,251	62,304,500
Series M, 4.00%(b)	2,490,548	60,570,127
FNB Corp./PA, 7.25% (3 mo. LIBOR US + 4.600%)(c)	376,306	10,649,460
Fulton Financial Corp., Series A, 5.13%	671,825	17,964,600

Security	Shares	Value

Banks (continued)
GMAC Capital Trust I, Series 2, 5.91% (3 mo. LIBOR US + 5.785%)(c)	782,516	$19,750,704
Hancock Whitney Corp., 6.25%	576,111	16,528,625
Heartland Financial USA Inc., Series E, 7.00% (5 year CMT + 6.675%)(c)	388,145	11,120,354
Huntington Bancshares Inc./OH
Series C, 5.70%(b)	582,818	15,444,677
Series C, 5.88%	338,895	8,540,154
Series H, 4.50%	1,660,339	42,421,661
JPMorgan Chase & Co.
Series DD, 5.75%	5,663,546	154,671,441
Series EE, 6.00%	6,176,606	171,215,518
Series GG, 4.75%	2,988,706	78,094,888
Series JJ, 4.55%	5,008,347	130,717,857
Series LL, 4.63%	6,176,886	163,069,790
Series MM, 4.20%(b)	6,677,409	168,604,577
KeyCorp
Series E, 6.13% (3 mo. LIBOR US + 3.892%)(c)	1,660,340	50,474,336
Series F, 5.65%	1,411,301	37,399,476
Series G, 5.63%	1,494,314	40,361,421
People’s United Financial Inc., Series A, 5.63% (3 mo. LIBOR US + 4.020%)(c)	839,727	23,848,247
Pinnacle Financial Partners Inc., Series B, 6.75%	755,776	21,267,537
PNC Financial Services Group Inc. (The), Series P, 6.13% (3 mo. LIBOR US + 4.067%)(c)	5,008,120	130,110,958
Popular Capital Trust I, 6.70%	604,716	15,329,551
Popular Capital Trust II, 6.13%	420,641	11,466,674
Regions Financial Corp.
Series B, 6.38% (3 mo. LIBOR US + 3.536%)(c)	1,660,339	47,253,248
Series C, 5.70% (3 mo. LIBOR US + 3.148%)(c)	1,660,339	47,186,834
Series E, 4.45%	1,328,287	34,548,745
Signature Bank/New York NY, Series A, 5.00%	2,424,111	63,269,297
Silvergate Capital Corp., Series A, 5.38%	664,183	16,465,097
Sterling Bancorp./DE, Series A, 6.50%	455,935	11,840,632
SVB Financial Group, Series A, 5.25%	1,175,452	31,925,276
Synovus Financial Corp.
Series D, 6.30% (3 mo. LIBOR US + 3.352%)(c)	671,825	17,836,954
Series E, 5.88% (5 year CMT + 4.127%)(c)	1,175,452	32,054,576
Texas Capital Bancshares Inc., Series B, 5.75%	1,007,550	26,569,093
Truist Financial Corp.
Series I, 4.00% (3 mo. LIBOR US + 0.530%)(c)	582,495	14,964,297
Series O, 5.25%(b)	1,909,458	53,388,446
Series R, 4.75%	3,071,719	81,554,139
U.S. Bancorp.
Series A, 3.50% (3 mo. LIBOR US + 1.020%)(c)	47,774	45,982,475
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(c)	3,320,660	81,821,062
Series F, 6.50% (3 mo. LIBOR US + 4.468%)(c)	3,672,242	93,385,114
Series K, 5.50%	1,909,458	51,383,515
Series L, 3.75%	1,660,339	40,860,943
Series M, 4.00%	2,490,548	62,711,999
United Community Banks Inc./GA, Series I, 6.88%	298,643	8,275,398
Valley National Bancorp
Series A, 6.25% (3 mo. LIBOR US + 3.850%)(c)	390,715	11,537,814
Series B, 5.50% (3 mo. LIBOR US + 3.578%)(c)	337,290	8,607,641
Webster Financial Corp., Series F, 5.25%	506,639	13,030,755
Wells Fargo & Co.
Series AA, 4.70%	2,952,675	77,596,299
Series CC, 4.38%	2,649,842	67,570,971
Series DD, 4.25%	3,154,557	78,990,107
Series L, 7.50%	250,338	371,000,916

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Series Q, 5.85% (3 mo. LIBOR US + 3.090%)(c)	4,353,274	$119,062,044
Series R, 6.63% (3 mo. LIBOR US + 3.690%)(c)	2,119,900	60,077,966
Series Y, 5.63%	1,741,344	45,692,867
Series Z, 4.75%	5,078,864	133,015,448
WesBanco Inc., Series A, 6.75% (5 year CMT + 6.557%)(c)	506,640	14,560,834
Western Alliance Bancorp
6.25%	584,396	15,042,353
Series A, 4.25% (5 year CMT + 3.452%)(c)	1,002,470	26,034,146
Wintrust Financial Corp.
Series D, 6.50% (3 mo. LIBOR US + 4.060%)(c)	424,252	11,692,385
Series E, 6.88% (5 year CMT + 6.507%)(c)	965,653	27,636,989
Zions Bancorp N.A., Series G, 6.30% (3 mo. LIBOR US + 4.24%)(c)	467,348	13,595,153

		5,072,629,761

Capital Markets — 9.0%
Affiliated Managers Group Inc.
4.20%	689,451	16,960,495
4.75%	947,984	24,619,145
5.88%	1,001,753	26,867,016
Apollo Global Management Inc.
Series A, 6.38%	923,677	23,701,552
Series B, 6.38%	1,007,550	27,304,605
B Riley Financial Inc.
5.25%	1,056,153	26,615,056
5.50%	503,602	12,942,571
6.00%	772,336	19,980,332
B. Riley Financial Inc.
6.38%	442,377	11,501,802
6.50%	454,850	11,971,652
6.75%	373,087	9,685,339
6.88%	377,734	9,741,760
Brightsphere Investment Group Inc., 5.13%	417,471	10,737,354
Brookfield Finance I UK PLC, 4.50%	792,882	20,091,630
Brookfield Finance Inc., Series 50, 4.63%	1,335,403	34,279,795
Carlyle Finance LLC, 4.63%	1,669,316	42,767,876
Charles Schwab Corp. (The)
Series D, 5.95%	2,490,549	63,284,850
Series J, 4.45%	1,992,471	52,202,740
Cowen Inc., 7.75%	333,931	9,784,178
Gladstone Investment Corp.
4.88%	411,823	11,024,502
5.00%	429,539	11,172,309
Goldman Sachs Group Inc. (The)
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(c)	2,490,549	62,263,725
Series C, 4.00% (3 mo. LIBOR US + 0.750%)(c)	671,824	16,990,429
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(c)	4,507,154	114,030,996
Series J, 5.50% (3 mo. LIBOR US + 3.640%)(c)	3,338,749	90,546,873
Series K, 6.38% (3 mo. LIBOR US + 3.550%)(c)	2,324,523	65,319,096
KKR & Co. Inc., Series C, 6.00%(a)	1,919,772	151,681,186
KKR Group Finance Co. IX LLC, 4.63%	1,669,323	43,636,103
Logan Ridge Finance Corp., 5.75%(a)	154,861	4,038,775
Morgan Stanley
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(c)	3,672,591	92,108,582
Series E, 7.13% (3 mo. LIBOR US + 4.320%)(c)	2,875,036	81,967,276
Series F, 6.88% (3 mo. LIBOR US + 3.940%)(c)	2,822,680	79,091,494
Series I, 6.38% (3 mo. LIBOR US + 3.708%)(c)	3,338,749	95,321,284
Series K, 5.85% (3 mo. LIBOR US + 3.491%)(c)	3,338,749	98,927,133
Series L, 4.88%	1,660,339	44,829,153
Newtek Business Services Corp., 5.50%	337,290	8,718,947

Security	Shares	Value

Capital Markets (continued)
Northern Trust Corp., Series E, 4.70%	1,343,354	$36,875,067
Oaktree Capital Group LLC
Series A, 6.63%	604,434	16,162,565
Series B, 6.55%	789,271	21,191,926
Prospect Capital Corp., Series A, 5.35%	498,078	11,630,121
State Street Corp.
Series D, 5.90% (3 mo. LIBOR US + 3.108%)(c)	2,490,549	70,407,820
Series G, 5.35% (3 mo. LIBOR US + 3.709%)(c)	1,660,340	48,531,738
Stifel Financial Corp.
5.20%	751,366	20,437,155
Series B, 6.25%	528,901	14,401,974
Series C, 6.13%	739,760	20,861,232
Series D, 4.50%	996,235	25,214,708

		1,812,421,917

Chemicals — 0.1%
EI du Pont de Nemours & Co., Series B, 4.50%	141,397	16,400,638

Commercial Services & Supplies — 0.7%
Charah Solutions Inc., 8.50%	448,314	11,131,637
GFL Environmental Inc., 6.00%(a)	1,203,979	102,386,374
Pitney Bowes Inc., 6.70%	831,137	20,844,916

		134,362,927

Consumer Finance — 2.7%
Capital One Financial Corp.
Series G, 5.20%	1,992,471	50,250,119
Series H, 6.00%	1,660,340	41,989,998
Series I, 5.00%	5,008,120	132,564,936
Series J, 4.80%	4,173,394	109,468,125
Series K, 4.63%	422,241	10,898,040
Series L, 4.38%	2,241,509	57,718,857
Series N, 4.25%	1,411,300	35,183,709
Navient Corp., 6.00%	1,034,101	26,049,004
SLM Corp., Series B, 1.82% (3 mo. LIBOR US + 1.700%)(c)	335,725	20,707,518
Synchrony Financial, Series A, 5.63%	2,490,548	66,398,010

		551,228,316

Diversified Financial Services — 1.8%
Citigroup Capital XIII, 6.50% (3 mo. LIBOR US + 6.370%)(c)	7,498,485	208,082,959
Compass Diversified Holdings
Series A, 7.25%	337,290	8,718,947
Series B, 7.88% (3 mo. LIBOR US + 4.985%)(c)	337,290	9,258,610
Series C, 7.88%	391,263	10,485,848
Equitable Holdings Inc.
Series A, 5.25%	2,656,574	71,807,195
Series C, 4.30%	996,235	24,905,875
Voya Financial Inc., Series B, 5.35% (5 year CMT + 3.210%)(c)	1,007,550	29,783,178

		363,042,612

Diversified Telecommunication Services — 3.0%
AT&T Inc.
5.35%	4,415,276	115,724,384
5.63%	2,754,326	74,311,716
Series A, 5.00%	4,006,433	107,692,919
Series C, 4.75%	5,842,765	154,073,713
Qwest Corp.
6.50%	3,264,288	83,728,987
6.75%	2,204,045	58,385,152

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Telephone & Data Systems Inc., 5.88%	651,202	$16,436,338

		610,353,209

Electric Utilities — 11.2%
Alabama Power Co., Series A, 5.00%	839,727	21,925,272
Algonquin Power & Utilities Corp.
6.88% (3 mo. LIBOR US + 3.677%)(c)	959,978	26,428,194
7.75%(a)	1,919,709	92,952,310
Series 19-A, 6.20% (3 mo. LIBOR US + 4.010%)(c)	1,168,531	32,344,938
American Electric Power Co. Inc.
6.13%(a)	1,343,778	64,057,897
6.13%(a)	1,418,924	70,548,901
Brookfield BRP Holdings, 4.63%	1,168,815	30,132,051
Brookfield Infrastructure Finance ULC, 5.00%	834,600	21,716,292
CMS Energy Corp.
5.63%	689,454	18,429,105
5.88%	2,103,322	56,810,727
5.88%	934,740	25,069,727
DTE Energy Co.
Series E, 5.25%	1,335,403	34,493,459
Series F, 6.00%	965,294	24,692,221
Series G, 4.38%	792,882	20,218,491
Duke Energy Corp.
5.13%	1,669,316	42,200,308
5.63%	1,669,316	44,704,282
Series A, 5.75%	3,320,660	91,982,282
Entergy Arkansas LLC, 4.88%	1,368,797	34,425,245
Entergy Louisiana LLC, 4.88%	930,851	23,503,988
Entergy Mississippi LLC, 4.90%	896,310	22,757,311
Georgia Power Co., Series 2017, 5.00%	930,851	24,090,424
Interstate Power & Light Co., Series D, 5.10%	671,825	17,339,803
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%	861,867	23,623,774
NextEra Energy Capital Holdings Inc.
Series K, 5.25%	1,902,976	48,050,144
Series N, 5.65%	2,295,302	64,084,832
NextEra Energy Inc.
4.87%(a)	2,503,934	146,755,572
5.28%(a)	4,173,250	212,668,820
6.22%(a)	3,338,633	170,637,533
Pacific Gas & Electric Co., Series A, 6.00%	356,621	10,199,361
PG&E Corp., 5.50%(a)	1,335,403	127,664,527
SCE Trust II, 5.10%	758,439	19,036,819
SCE Trust III, Series H, 5.75% (3 mo. LIBOR US + 2.990%)(c)	947,984	24,420,068
SCE Trust IV, Series J, 5.38% (3 mo. LIBOR US + 3.132%)(c)	1,085,190	26,912,712
SCE Trust V, Series K, 5.45% (3 mo. LIBOR US + 3.790%)(c)	1,034,101	26,162,755
SCE Trust VI, 5.00%	1,585,876	39,060,126
Sempra Energy, 5.75%	2,528,961	69,546,428
Southern Co. (The)
5.25%	2,670,895	66,799,084
5.25%	1,502,364	39,361,937
Series 2019, 6.75%(a)	2,879,527	146,884,672
Series 2020, 4.95%	3,338,633	88,306,843
Series C, 4.20%	2,503,934	64,100,710

		2,255,099,945

Electrical Equipment — 0.1%
Babcock & Wilcox Enterprises Inc., Series A, 7.75%	620,836	15,645,067

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.2%
II-VI Inc., Series A, 6.00%(a)	195,316	$49,231,351

Energy Equipment & Services — 0.1%
Hoegh LNG Partners LP, Series A, 8.75%	595,069	12,954,652

Equity Real Estate Investment Trusts (REITs) — 7.6%
Agree Realty Corp., Series A, 4.25%	584,747	14,700,540
American Finance Trust Inc., Series A, 7.50%	666,107	17,751,751
American Homes 4 Rent
Series F, 5.88%	523,248	13,337,591
Series G, 5.88%	390,710	10,131,110
Series H, 6.25%	390,710	10,506,192
Arbor Realty Trust Inc., Series D, 6.38%(b)	779,925	19,888,087
Armada Hoffler Properties Inc., Series A, 6.75%	505,026	13,600,350
Braemar Hotels & Resorts Inc., Series B, 5.50%	259,826	5,830,495
Brookfield DTLA Fund Office Trust Investor Inc., Series A, 7.62%(b)	821,411	11,672,250
Cedar Realty Trust Inc., Series C, 6.50%	424,868	10,987,086
Chatham Lodging Trust, Series A, 6.63%	404,361	10,295,031
City Office REIT Inc., Series A, 6.63%	377,973	9,592,955
CorEnergy Infrastructure Trust Inc., Series A, 7.37%	423,171	10,278,824
DiamondRock Hospitality Co., 8.25%	365,302	9,892,378
Digital Realty Trust Inc.
Series J, 5.25%	671,825	17,386,831
Series K, 5.85%	697,353	19,177,207
Series L, 5.20%	1,145,588	31,159,994
DigitalBridge Group Inc.
Series H, 7.13%	954,689	24,373,210
Series I, 7.15%	1,145,588	29,510,347
Series J, 7.12%	1,046,082	27,365,505
Diversified Healthcare Trust
5.63%	1,168,726	28,177,984
6.25%	861,867	21,572,531
EPR Properties
Series C, 5.75%	457,977	11,948,620
Series E, 9.00%(b)	291,015	10,744,274
Series G, 5.75%	506,640	13,132,109
Equity Commonwealth, Series D, 6.50%(b)	414,938	12,900,422
Farmland Partners Inc., Series B, 6.00%(d)	492,112	12,425,828
Federal Realty Investment Trust, Series C, 5.00%(b)	506,640	12,904,121
Gladstone Commercial Corp., Series G, 6.00%	336,803	9,123,993
Gladstone Land Corp., Series B, 6.00%	502,594	12,966,925
Global Net Lease Inc.
Series A, 7.25%	573,875	15,494,625
Series B, 6.87%	373,917	10,432,284
Hersha Hospitality Trust
Series D, 6.50%	646,567	15,776,235
Series E, 6.50%	338,322	8,370,086
iStar Inc.
Series D, 8.00%	329,090	8,615,576
Series I, 7.50%	411,449	10,516,636
Kimco Realty Corp.
Series L, 5.13%	755,776	19,703,080
Series M, 5.25%	887,965	23,273,563
Lexington Realty Trust, Series C, 6.50%(b)	164,412	10,668,695
Monmouth Real Estate Investment Corp., Series C, 6.13%	1,825,251	46,032,830
National Retail Properties Inc., Series F, 5.20%	1,145,588	28,708,435
National Storage Affiliates Trust, Series A, 6.00%	733,732	19,231,116
Office Properties Income Trust, 6.37%	558,527	15,560,562

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Pebblebrook Hotel Trust
Series E, 6.37%(b)	365,301	$8,990,058
Series F, 6.30%	498,078	12,362,296
Series G, 6.37%	763,692	19,512,331
Series H, 5.70%	830,209	20,755,225
Pennsylvania REIT
Series C, 7.20%(b)	582,495	7,974,356
Series D, 6.87%	422,241	5,362,461
PS Business Parks Inc.
Series W, 5.20%	637,148	16,068,873
Series X, 5.25%	763,692	20,207,290
Series Y, 5.20%	664,183	17,448,087
Series Z, 4.88%	1,079,248	29,787,245
Public Storage
Series E, 4.90%	1,162,261	29,161,128
Series F, 5.15%	929,718	23,847,267
Series G, 5.05%	996,235	25,463,767
Series H, 5.60%	946,392	26,413,801
Series I, 4.88%	1,050,138	28,794,784
Series J, 4.70%	859,240	23,302,589
Series K, 4.75%	763,692	20,902,250
Series L, 4.63%	1,886,378	51,460,392
Series M, 4.13%	772,336	20,157,970
Series N, 3.88%(b)	938,095	24,071,518
Series O, 3.90%(b)	572,008	14,883,648
Series P, 4.00%	2,015,726	51,481,642
Series Q, 3.95%	415,065	10,534,350
Ready Capital Corp.
5.75%(b)	677,248	17,283,369
6.20%	345,984	8,960,986
7.00%(a)	384,068	10,350,633
RLJ Lodging Trust, Series A, 1.95%	1,069,200	31,113,720
Saul Centers Inc., Series E, 6.00%	371,537	9,834,584
SITE Centers Corp., Series A, 6.37%	586,303	15,185,248
SL Green Realty Corp., Series I, 6.50%	772,336	20,042,119
Spirit Realty Capital Inc., Series A, 6.00%	582,495	15,162,345
Summit Hotel Properties Inc.
Series E, 6.25%	540,257	14,062,890
Series F, 5.88%(b)	332,052	8,677,050
Sunstone Hotel Investors Inc.
Series H, 6.13%	386,056	9,983,408
Series I, 5.70%	336,803	8,527,852
UMH Properties Inc.
Series C, 6.75%	829,917	21,561,244
Series D, 6.37%	646,229	17,047,521
Urstadt Biddle Properties Inc.
Series H, 6.25%	335,703	8,768,562
Series K, 5.88%	321,632	8,442,840
Vornado Realty Trust
Series K, 5.70%	996,235	24,925,800
Series L, 5.40%	996,235	25,663,014
Series M, 5.25%	1,060,983	27,670,437
Series N, 5.25%	996,235	26,798,721

		1,534,723,935

Food Products — 1.1%
CHS Inc.
8.00%	1,030,376	31,838,618
Series 1, 7.88%	1,781,457	50,896,226
Series 2, 7.10% (3 mo. LIBOR US + 4.298%)(c)	1,410,666	39,597,395
Series 3, 6.75% (3 mo. LIBOR US + 4.155%)(b)(c)	1,635,448	45,988,798

Security	Shares	Value

Food Products (continued)
Series 4, 7.50%	1,718,461	$50,196,246

		218,517,283

Gas Utilities — 0.8%
Entergy New Orleans LLC, 5.50%	398,317	10,176,999
NiSource Inc., 7.75%(a)	719,898	74,473,448
South Jersey Industries Inc.
5.63%	667,935	17,793,789
8.75%(a)	559,342	27,088,933
Spire Inc., Series A, 5.90%	839,727	22,907,753
UGI Corp., 7.25%(a)	183,676	18,459,438

		170,900,360

Health Care Equipment & Supplies — 3.7%
Becton Dickinson and Co., Series B, 6.00%(a)(b)	2,504,015	135,166,730
Boston Scientific Corp., Series A, 5.50%(a)	839,930	97,767,852
Danaher Corp.
Series A, 4.75%(a)	137,714	279,285,369
Series B, 5.00%(a)	143,560	232,907,437

		745,127,388

Health Care Technology — 0.2%
CareCloud Inc., Series A, 11.00%	461,965	13,489,378
Change Healthcare Inc., 6.00%(a)	338,467	23,550,534

		37,039,912

Household Products — 0.1%
Energizer Holdings Inc., Series A, 7.50%(a)	180,840	15,304,489

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The), 6.88%(a)	908,972	87,624,901
Brookfield Renewable Partners LP, Series 17, 5.25%	671,831	17,736,338

		105,361,239

Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%	537,782	12,621,744

Insurance — 9.9%
AEGON Funding Co. LLC, 5.10%	3,088,240	81,714,830
Allstate Corp. (The)
5.10% (3 mo. LIBOR US + 3.165%)(c)	1,669,316	44,353,726
Series G, 5.63%	1,909,458	51,097,096
Series H, 5.10%	3,839,553	105,126,961
Series I, 4.75%	1,000,677	27,488,597
American Equity Investment Life Holding Co.
Series A, 5.95% (5 year CMT + 4.322%)(c)	1,315,078	35,954,233
Series B, 6.63% (5 year CMT + 6.297%)(c)	986,236	28,344,423
American Financial Group Inc./OH
4.50%	689,454	18,815,200
5.13%	689,454	18,642,836
5.63%	517,132	14,603,808
5.88%	430,844	12,106,716
American International Group Inc., Series A, 5.85%	1,660,340	45,128,041
Arch Capital Group Ltd.
Series F, 5.45%	1,095,824	28,217,468
Series G, 4.55%	1,660,339	43,500,882
Argo Group International Holdings Ltd., 7.00% (5 year CMT + 6.712%)(c)	506,640	13,902,202
Argo Group U.S. Inc., 6.50%	480,049	12,529,279
Aspen Insurance Holdings Ltd.
5.63%	838,083	22,913,189
5.63%	822,022	21,586,298
5.95% (3 mo. LIBOR US + 4.060%)(c)	913,222	24,730,052
Assurant Inc., 5.25%	861,867	23,287,646

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Athene Holding Ltd.
Series A, 6.35% (3 mo. LIBOR US + 4.253%)(c)	2,864,147	$84,950,600
Series B, 5.63%	1,145,588	31,045,435
Series C, 6.38% (5 year CMT + 5.970%)(c)	1,992,471	56,526,402
Series D, 4.88%	1,909,458	49,894,138
Axis Capital Holdings Ltd., Series E, 5.50%	1,826,445	46,409,967
Brighthouse Financial Inc.
6.25%	1,251,971	33,427,626
Series A, 6.60%	1,411,300	38,161,552
Series B, 6.75%	1,336,584	38,052,546
Series C, 5.38%	1,909,458	50,753,394
CNO Financial Group Inc., 5.13%	517,140	13,781,781
Enstar Group Ltd.
Series D, 7.00% (3 mo. LIBOR US + 4.015%)(c)	1,328,287	38,905,526
Series E, 7.00%	373,197	10,098,711
Global Indemnity Group LLC, 7.88%	440,389	11,533,788
Globe Life Inc., 4.25%	1,085,190	27,639,789
Hartford Financial Services Group Inc. (The)
7.88% (3 mo. LIBOR US + 5.596%)(c)	2,003,149	51,981,717
Series G, 6.00%	1,145,588	31,492,214
Maiden Holdings Ltd.
6.63%	339,227	7,530,839
Series A, 8.25%	508,544	5,827,914
Series C, 7.13%	559,816	6,801,764
Series D, 6.70%	506,640	6,231,672
Maiden Holdings North America Ltd., 7.75%	509,305	12,462,693
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(c)	1,992,471	50,588,839
Series E, 5.63%	2,673,150	72,763,143
Series F, 4.75%	3,320,660	88,894,068
PartnerRe Ltd., Series J, 4.88%	673,205	18,035,162
Prudential Financial Inc.
4.13%	1,669,316	43,168,512
5.63%	1,886,324	50,836,432
Prudential PLC
6.50%(b)	1,034,102	27,341,657
6.75%(b)	861,867	22,606,771
Reinsurance Group of America Inc.
5.75% (3 mo. LIBOR US + 4.040%)(c)	1,335,403	37,805,259
6.20% (3 mo. LIBOR US + 4.370%)(c)	1,335,403	35,054,329
RenaissanceRe Holdings Ltd.
Series F, 5.75%	835,287	22,619,572
Series G, 4.20%	1,660,340	41,342,466
Selective Insurance Group Inc., Series B, 4.60%	671,825	17,487,605
SiriusPoint Ltd., Series B, 8.00%
(5 year CMT + 7.298%)(c)	664,193	18,843,155
Unum Group, 6.25%	1,033,210	27,937,998
W R Berkley Corp.
4.13%	1,001,745	26,646,417
4.25%(b)	861,867	23,373,833
WR Berkley Corp.
5.10%	1,001,745	26,616,365
5.70%	637,700	17,001,082

		1,996,516,216

Internet & Direct Marketing Retail — 0.9%
Qurate Retail Inc., 8.00%	1,037,702	112,227,471

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
QVC Inc.
6.25%	1,670,130	$42,888,938
6.38%	775,670	20,283,771

		175,400,180

IT Services — 0.2%
Sabre Corp., 6.50%(a)	280,396	42,808,057

Leisure Products — 0.3%
Brunswick Corp./DE
6.38%	792,882	21,986,618
6.50%	637,700	18,174,450
6.63%	430,844	12,020,548

		52,181,616

Life Sciences Tools & Services — 1.1%
Avantor Inc., Series A, 6.25%(a)	1,727,792	217,546,291

Machinery — 0.5%
Babcock & Wilcox Enterprises Inc., 8.13%	538,549	14,088,442
Colfax Corp., 5.75%(a)	133,188	24,847,553
Stanley Black & Decker Inc., Series I, 5.25%(a)	625,986	65,878,767

		104,814,762

Marine — 0.2%
Atlas Corp.
Series D, 7.95%	433,135	11,174,883
Series H, 7.88%	757,809	19,392,333
Series I, 8.00% (3 mo. LIBOR US + 5.008%)(c)	507,207	14,069,922

		44,637,138

Media — 0.3%
Liberty Broadband Corp., Series A, 7.00%	603,887	16,818,253
ViacomCBS Inc., Series A, 5.75%(a)(b)	830,209	54,237,554

		71,055,807

Metals & Mining — 1.2%
ArcelorMittal SA, 5.50%(a)	3,338,750	239,855,800

Mortgage Real Estate Investment — 4.1%
ACRES Commercial Realty Corp.
8.62% (3 mo. LIBOR US + 5.927%)(b)(c)	403,115	10,255,246
Series D, 7.87%	387,389	9,928,780
AG Mortgage Investment Trust Inc., Series B, 8.00%	351,568	8,771,622
AGNC Investment Corp.
Series C, 7.00% (3 mo. LIBOR US + 5.111%)(c)	1,079,248	28,287,090
Series D, 6.88% (3 mo. LIBOR US + 4.332%)(c)	789,271	20,347,406
Series E, 6.50% (3 mo. LIBOR US + 4.993%)(c)	1,336,584	34,283,379
Series F, 6.13% (3 mo. LIBOR US + 4.697%)(c)	1,909,458	48,194,720
Annaly Capital Management Inc.
Series F, 6.95% (3 mo. LIBOR US + 4.993%)(c)	2,390,941	61,781,915
Series G, 6.50% (3 mo. LIBOR US + 4.172%)(c)	1,411,300	36,129,280
Series I, 6.75% (3 mo. LIBOR US + 4.989%)(c)	1,469,342	39,143,271
Arbor Realty Trust Inc., 6.25%	415,065	10,584,157
ARMOUR Residential REIT Inc., Series C, 7.00%	577,707	14,922,172
Capstead Mortgage Corp., Series E, 7.50%	858,672	21,509,734
Chimera Investment Corp.
Series A, 8.00%	489,553	12,326,944
Series B, 8.00% (3 mo. LIBOR US + 5.791%)(c)	1,079,248	27,639,541
Series C, 7.75% (3 mo. LIBOR US + 4.743%)(c)	873,222	22,476,734
Series D, 8.00% (3 mo. LIBOR US + 5.379%)(c)	671,825	17,138,256
Dynex Capital Inc., Series C, 6.90% (3 mo. LIBOR US + 5.461%)(c)	376,422	9,730,509
Ellington Financial Inc., 6.75% (3 mo. LIBOR US + 5.196%)(c)	378,881	9,816,807

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Great Ajax Corp., 7.25%(a)	386,914	$10,164,231
Invesco Mortgage Capital Inc.
Series B, 7.75% (3 mo. LIBOR US + 5.180%)(c)	522,998	13,336,449
Series C, 7.50% (3 mo. LIBOR US + 5.289%)(c)	965,653	24,575,869
KKR Real Estate Finance Trust Inc., Series A, 6.50%	578,947	15,075,780
MFA Financial Inc.
Series B, 7.50%	671,825	16,970,299
Series C, 6.50% (3 mo. LIBOR US + 5.345%)(c)	923,677	22,703,981
New Residential Investment Corp.
Series A, 7.50% (3 mo. LIBOR US + 5.802%)(c)	524,015	13,388,583
Series B, 7.13% (3 mo. LIBOR US + 5.640%)(c)	948,693	23,897,577
Series C, 6.38% (3 mo. LIBOR US + 4.969%)(c)	1,336,584	31,262,700
Series D, 7.00% (5 year CMT + 6.223%)(c)	1,420,193	35,689,450
New York Mortgage Trust Inc.
Series D, 8.00% (3 mo. LIBOR US + 5.695%)(c)	509,574	12,943,180
Series E, 7.87% (3 mo. LIBOR US + 6.429%)(c)	616,623	15,631,393
Series F, 6.88% (SOFR + 6.130%)(c)	421,332	10,449,034
PennyMac Mortgage Investment Trust
Series A, 8.12% (3 mo. LIBOR US + 5.831%)(c)	370,492	9,810,628
Series B, 8.00% (3 mo. LIBOR US + 5.990%)(c)	654,839	17,588,975
Series C, 6.75%	835,364	21,184,831
Ready Capital Corp., 6.50%	385,256	9,708,451
TPG RE Finance Trust Inc., Series C, 6.25%	668,243	16,171,481
Two Harbors Investment Corp.
Series A, 8.12% (3 mo. LIBOR US + 5.660%)(c)	487,031	13,120,615
Series B, 7.63% (3 mo. LIBOR US + 5.352%)(c)	954,689	24,735,992
Series C, 7.25% (3 mo. LIBOR US + 5.011%)(c)	990,590	25,131,268

		826,808,330

Multiline Retail — 0.1%
Dillard’s Capital Trust I, 7.50%	660,267	18,507,284
Franchise Group Inc., Series A, 7.50%	383,414	10,333,007

		28,840,291

Multi-Utilities — 1.7%
Brookfield Infrastructure Partners LP
Series 13, 5.13%	671,825	17,165,129
Series 14, 5.00%	671,825	17,077,791
CMS Energy Corp., Series C, 4.20%	775,187	19,348,668
Dominion Energy Inc., Series A, 7.25%(a)	1,343,778	130,521,157
DTE Energy Co., 6.25%(a)	2,170,101	109,069,276
NiSource Inc., Series B, 6.50% (5 year CMT + 3.632%)(c)	1,660,339	45,559,702

		338,741,723

Oil, Gas & Consumable Fuels — 1.9%
Altera Infrastructure LP
Series A, 7.25%	506,640	3,207,031
Series B, 8.50%	419,651	2,689,963
Series E, 8.88% (3 mo. LIBOR US + 6.407%)(c)	407,334	2,582,498
DCP Midstream LP
Series B, 7.88% (3 mo. LIBOR US + 4.919%)(c)	544,290	13,525,607
Series C, 7.95% (3 mo. LIBOR US + 4.882%)(c)	373,735	9,306,002
El Paso Energy Capital Trust I, 4.75%	368,916	18,279,788
Enbridge Inc., Series B, 6.38% (3 mo. LIBOR US + 3.593%)(c)	2,003,149	53,123,511
Energy Transfer LP
Series C, 7.38% (3 mo. LIBOR US + 4.530%)(c)	1,494,319	37,492,464
Series D, 7.63% (3 mo. LIBOR US + 4.738%)(c)	1,477,719	37,016,861
Series E, 7.60% (3 mo. LIBOR US + 5.161%)(c)	2,670,976	67,735,951
NGL Energy Partners LP, Series B, 9.00% (3 mo. LIBOR US + 7.213%)(c)	1,062,342	14,809,047

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
NuStar Energy LP
Series A, 8.50% (3 mo. LIBOR US + 6.766%)(c)	760,650	$18,430,549
Series B, 7.63% (3 mo. LIBOR US + 5.643%)(c)	1,292,898	27,499,940
Series C, 9.00% (3 mo. LIBOR US + 6.88%)(c)	582,495	14,486,651
NuStar Logistics LP, 6.86% (3 mo. LIBOR US + 6.734%)(c)	1,343,778	33,460,072
Teekay LNG Partners LP 9.00%	422,793	10,700,891
Series B, 8.50% (3 mo. LIBOR US + 6.241%)(c)	573,950	15,686,054

		380,032,880

Pharmaceuticals — 0.2%
Elanco Animal Health Inc., 5.00%(a)	918,139	45,787,592

Professional Services — 0.5%
Clarivate PLC, Series A, 5.25%(a)	1,199,847	104,014,737

Real Estate Management & Development — 0.6%
Brookfield Property Partners LP 6.25%	2,228,498	54,509,061
Series A, 5.75%	954,689	22,406,551
Series A-1, 6.50%	610,991	15,427,523
Series A2, 6.38%	830,209	20,954,475

		113,297,610

Semiconductors & Semiconductor Equipment — 2.5%
Broadcom Inc., Series A, 8.00%(a)	333,842	511,449,282

Software — 0.3%
Synchronoss Technologies Inc., 8.38%	419,160	10,399,360
Tennessee Valley Authority
Series A, 2.22% (30 Year CMT + 0.840%)(c)	774,768	20,910,988
Series D, 2.13% (30 Year CMT + 0.940%)(c)	915,030	25,382,932

		56,693,280

Specialty Retail — 0.1%
TravelCenters of America Inc.
8.00%	400,729	10,887,807
8.00%	337,290	8,843,744
8.25%	372,369	10,109,818

		29,841,369

Thrifts & Mortgage Finance — 0.7%
Federal Agricultural Mortgage Corp.
Series D, 5.70%	338,900	9,075,742
Series F, 5.25%	405,227	10,649,366
Series G, 4.88%	418,676	10,881,389
Merchants Bancorp./IN
Series B, 6.00% (3 mo. LIBOR US + 4.569%)(c)	422,241	10,931,820
Series C, 6.00%	658,722	17,489,069
New York Community Bancorp Inc., Series A, 6.38% (3 mo. LIBOR US + 3.821%)(c)	1,710,182	48,979,612
New York Community Capital Trust V, 6.00%(a)	242,098	12,903,823
Washington Federal Inc., Series A, 4.88%	1,007,550	26,377,659

		147,288,480

Trading Companies & Distributors — 0.9%
Air Lease Corp., Series A, 6.15% (3 mo. LIBOR US + 3.65%)(c)	839,727	22,739,807
Fortress Transportation and Infrastructure Investors LLC
Series A, 8.25% (3 mo. LIBOR US + 6.886%)(c)	351,096	9,426,928
Series B, 8.00% (3 mo. LIBOR US + 6.447%)(c)	414,752	10,990,928
Series C, 8.25% (5 year CMT + 7.378%)(c)	352,660	9,550,033

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Preferred and Income Securities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Textainer Group Holdings Ltd.
6.25%	501,064	$12,772,121
7.00% (5 year CMT + 6.134%)(c)	503,602	13,451,209
Triton International Ltd.
6.88%	501,235	13,217,567
7.38%	581,170	15,447,499
8.00%	485,520	13,478,035
Series E, 5.75%	581,170	15,104,608
WESCO International Inc., Series A, 10.63% (5 year CMT + 10.325%)(c)	1,805,389	56,653,107

		192,831,842

Water Utilities — 0.2%
Essential Utilities Inc., 6.00%(a)	634,443	36,410,684

Wireless Telecommunication Services — 1.1%
Telephone & Data Systems Inc.
Series UU, 6.63%	1,410,666	37,509,609
Series VV, 6.00%	2,291,255	57,854,189
United States Cellular Corp.
5.50%	1,669,730	44,147,661
5.50%	1,669,730	44,498,304
6.25%	1,669,730	45,249,683

		229,259,446

Total Preferred Stocks — 99.1% (Cost: $19,014,700,168)		20,018,561,311

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	95,443,156	95,490,878

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	403,730,000	$403,730,000

		499,220,878

Total Short-Term Investments — 2.5% (Cost: $499,204,051)		499,220,878

Total Investments in Securities — 101.6% (Cost: $19,513,904,219)		20,517,782,189

Other Assets, Less Liabilities — (1.6)%		(315,284,186)

Net Assets — 100.0%		$20,202,498,003

(a)	Convertible security.
(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$19,893,290	$75,600,402	(a)	$—		$(1,617)	$(1,197)	$95,490,878	95,443,156	$2,772,053	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	407,290,000	—		(3,560,000	)(a)	—	—	403,730,000	403,730,000	8,196		—

						$(1,617)	$(1,197)	$499,220,878		$2,780,249		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Preferred and Income Securities ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Preferred Stocks	$20,005,660,889	$12,900,422	$—	$20,018,561,311
Money Market Funds	499,220,878	—	—	499,220,878

	$20,504,881,767	$12,900,422	$—	$20,517,782,189

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Statement of Assets and Liabilities (unaudited)

September 30, 2021

iShares Preferred and Income Securities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$20,018,561,311
Affiliated(c)	499,220,878
Cash	36,950,580
Receivables:
Investments sold	140,502,525
Securities lending income — Affiliated	520,492
Capital shares sold	692,336
Dividends	51,055,217

Total assets	20,747,503,339

LIABILITIES
Collateral on securities loaned, at value	95,412,879
Payables:
Investments purchased	441,122,943
Capital shares redeemed	917,340
Investment advisory fees	7,552,174

Total liabilities	545,005,336

NET ASSETS	$20,202,498,003

NET ASSETS CONSIST OF:
Paid-in capital	$20,955,120,778
Accumulated loss	(752,622,775)

NET ASSETS	$20,202,498,003

Shares outstanding	519,700,000

Net asset value	$38.87

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$92,249,387

(b) Investments, at cost — Unaffiliated	$19,014,700,168

(c) Investments, at cost — Affiliated	$499,204,051

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended September 30, 2021

iShares Preferred and Income Securities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$514,099,087
Dividends — Affiliated	8,196
Securities lending income — Affiliated — net	2,772,053
Foreign taxes withheld	(345,473)

Total investment income	516,533,863

EXPENSES
Investment advisory fees	44,117,150

Total expenses	44,117,150

Net investment income	472,416,713

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(90,944,480)
Investments — Affiliated	(1,617)
In-kind redemptions — Unaffiliated	67,219,224

Net realized loss	(23,726,873)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	285,247,359
Investments — Affiliated	(1,197)

Net change in unrealized appreciation (depreciation)	285,246,162

Net realized and unrealized gain	261,519,289

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$733,936,002

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Changes in Net Assets

	iShares Preferred and Income Securities ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$472,416,713	$845,600,544
Net realized loss	(23,726,873)	(67,757,721)
Net change in unrealized appreciation (depreciation)	285,246,162	3,092,236,957

Net increase in net assets resulting from operations	733,936,002	3,870,079,780

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(457,635,962)	(841,924,673)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,561,857,691	1,519,553,910

NET ASSETS
Total increase in net assets	1,838,157,731	4,547,709,017
Beginning of period	18,364,340,272	13,816,631,255

End of period	$20,202,498,003	$18,364,340,272

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Preferred and Income Securities ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20		Year Ended 03/31/19		Year Ended 03/31/18		Year Ended 03/31/17

Net asset value, beginning of period	$38.27		$31.50	$36.47		$37.54		$38.73		$38.93

Net investment income(a)	0.94		1.81	1.93		2.10		2.14		2.17
Net realized and unrealized gain (loss)(b)	0.58		6.78	(4.93)		(1.02)		(1.22)		(0.18)

Net increase (decrease) from investment operations	1.52		8.59	(3.00)		1.08		0.92		1.99

Distributions(c)
From net investment income		(0.92)	(1.82)	(1.97)		(2.15)		(2.11)		(2.19)

Total distributions		(0.92)	(1.82)	(1.97)		(2.15)		(2.11)		(2.19)

Net asset value, end of period	$38.87		$38.27	$31.50		$36.47		$37.54		$38.73

Total Return(d)
Based on net asset value	4.00	%(e)	27.88%	(8.90)%		3.01%		2.41%		5.26%

Ratios to Average Net Assets
Total expenses	0.45	%(f)	0.46%	0.46	%(g)	0.46	%(g)	0.47	%(g)	0.47%

Net investment income	4.82	%(f)	4.97%	5.25%		5.73%		5.55%		5.59%

Supplemental Data
Net assets, end of period (000)	$20,202,498		$18,364,340	$13,816,631		$14,370,721		$16,622,879		$17,272,398

Portfolio turnover rate(h)	15	%(e)	28%	46%		28%		22%		23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)

The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested (“acquired fund fees and expenses”). This ratio does not include these acquired fund fees and expenses.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Preferred and Income Securities	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Preferred and Income Securities
Barclays Bank PLC	$1,888,037	$1,888,037		$—	$—
Barclays Capital, Inc.	12,160	12,160		—	—
BNP Paribas SA	13,902,352	13,902,352		—	—
BofA Securities, Inc.	9,720,695	9,720,695		—	—
Citigroup Global Markets, Inc.	2,519,097	2,519,097		—	—
Deutsche Bank Securities, Inc.	1,461,874	1,461,874		—	—
Goldman Sachs & Co. LLC	25,566,421	25,566,421		—	—
J.P. Morgan Securities LLC	27,669,400	27,669,400		—	—
Morgan Stanley	2,444,396	2,444,396		—	—
National Financial Services LLC	18,984	18,984		—	—
Nomura Securities International, Inc.	153,216	153,216		—	—
Pershing LLC	5,311,720	5,311,720		—	—
UBS Securities LLC	10,200	10,200		—	—
Wells Fargo Bank N.A.	1,484,700	1,484,700		—	—
Wells Fargo Securities LLC	86,135	86,135		—	—

	$92,249,387	$92,249,387		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Preferred and Income Securities ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.4800%
Over $46 billion, up to and including $81 billion	0.4560
Over $81 billion, up to and including $111 billion	0.4332
Over $111 billion, up to and including $141 billion	0.4116
Over $141 billion, up to and including $171 billion	0.3910
Over $171 billion	0.3714

Prior to July 14, 2021, for its investment advisory services to the iShares Preferred and Income Securities ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.4800%
Over $46 billion, up to and including $81 billion	0.4560
Over $81 billion, up to and including $111 billion	0.4332
Over $111 billion, up to and including $141 billion	0.4116
Over $141 billion	0.3910

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended September 30, 2021, the Fund paid BTC $844,074 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Preferred and Income Securities	$2,940,878,174	$2,875,713,398

For the six months ended September 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Preferred and Income Securities	$2,201,575,279	$693,666,303

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of March 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $1,737,916,306.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Preferred and Income Securities	$19,512,259,323	$1,210,580,624	$(205,057,758)	$1,005,522,866

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

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Notes to Financial Statements (unaudited) (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Year Ended 03/31/21

iShares ETF	Shares	Amount	Shares	Amount

Preferred and Income Securities
Shares sold	58,350,000	$2,277,733,130	111,400,000	$4,090,195,407
Shares redeemed	(18,450,000)	(715,875,439)	(70,200,000)	(2,570,641,497)

Net increase	39,900,000	$1,561,857,691	41,200,000	$1,519,553,910

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Board Review and Approval of Investment Advisory Contract

iShares Preferred and Income Securities ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 15-16, 2021 meeting to revise the Advisory Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	25

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Preferred and Income Securities(a)	$0.677730	$—	$0.242934	$0.920664	74%	—%	26%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	27

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-309-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

• iShares Core S&P 500 ETF | IVV | NYSE Arca

• iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca

• iShares Core S&P Small-Cap ETF | IJR | NYSE Arca

• iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

• iShares Core S&P U.S. Growth ETF | IUSG | NASDAQ

• iShares Core S&P U.S. Value ETF | IUSV | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.18%	30.00%

U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68

International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73

Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2021	iShares® Core S&P 500 ETF

Investment Objective

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	9.16%	29.96%	16.86%	16.58%	29.96%	117.91%	363.59%
Fund Market	9.02	30.06	16.86	16.57	30.06	117.93	363.39
Index	9.18	30.00	16.90	16.63	30.00	118.26	365.86

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,091.60	$ 0.16		$ 1,000.00	$ 1,024.90	$ 0.15		0.03%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	27.6%
Health Care	13.2
Consumer Discretionary	12.4
Financials	11.4
Communication Services	11.3
Industrials	8.0
Consumer Staples	5.8
Energy	2.7
Real Estate	2.6
Materials	2.5
Utilities	2.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Apple Inc.	6.1%
Microsoft Corp.	5.8
Amazon.com Inc.	3.9
Facebook Inc., Class A	2.2
Alphabet Inc., Class A	2.2
Alphabet Inc., Class C	2.1
Tesla Inc.	1.7
NVIDIA Corp.	1.4
Berkshire Hathaway Inc., Class B	1.4
JPMorgan Chase & Co.	1.3

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Fund Summary as of September 30, 2021	iShares® Core S&P Mid-Cap ETF

Investment Objective

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.77%	43.59%	12.90%	14.63%	43.59%	83.46%	291.84%
Fund Market	1.71	43.66	12.90	14.63	43.66	83.44	291.70
Index	1.81	43.68	12.97	14.72	43.68	83.97	294.79

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,017.70	$ 0.25		$ 1,000.00	$ 1,024.80	$ 0.25		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Industrials	18.2%
Consumer Discretionary	15.2
Financials	14.9
Information Technology	14.3
Health Care	10.7
Real Estate	9.8
Materials	5.9
Consumer Staples	3.5
Utilities	3.2
Energy	2.6
Communication Services	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Signature Bank/New York NY	0.7%
Molina Healthcare Inc.	0.7
FactSet Research Systems Inc.	0.6
Camden Property Trust	0.6
Repligen Corp.	0.6
Cognex Corp.	0.6
SolarEdge Technologies Inc.	0.6
Masimo Corp.	0.6
Williams-Sonoma Inc.	0.6
Nordson Corp.	0.6

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2021	iShares® Core S&P Small-Cap ETF

Investment Objective

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.50%	57.51%	13.54%	15.66%	57.51%	88.68%	328.38%
Fund Market	1.29	57.35	13.54	15.66	57.35	88.71	328.54
Index	1.54	57.64	13.57	15.69	57.64	88.92	329.59

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,015.00	$ 0.30		$ 1,000.00	$ 1,024.80	$ 0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	18.1%
Industrials	16.9
Consumer Discretionary	13.7
Information Technology	13.1
Health Care	12.3
Real Estate	8.0
Materials	5.2
Energy	4.9
Consumer Staples	4.4
Communication Services	1.7
Utilities	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Chart Industries Inc.	0.7%
Macy’s Inc.	0.7
Omnicell Inc.	0.6
Stamps.com Inc.	0.6
Power Integrations Inc.	0.6
NeoGenomics Inc.	0.6
Exponent Inc.	0.6
Range Resources Corp.	0.6
SPS Commerce Inc.	0.6
Innovative Industrial Properties Inc.	0.5

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Fund Summary as of September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF

Investment Objective

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	8.16%	32.08%	16.80%	16.55%	32.08%	117.41%	362.51%
Fund Market	8.05	32.08	16.80	16.55	32.08	117.41	362.57
Index	8.16	32.13	16.82	16.61	32.13	117.54	364.84

Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500®. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,081.60	$ 0.16		$ 1,000.00	$ 1,024.90	$ 0.15		0.03%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	26.9%
Health Care	13.5
Consumer Discretionary	12.3
Financials	11.9
Communication Services	10.2
Industrials	9.0
Consumer Staples	5.2
Real Estate	3.3
Energy	2.7
Materials	2.7
Utilities	2.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Apple Inc.	5.0%
Microsoft Corp.	4.8
Amazon.com Inc.	3.2
Facebook Inc., Class A	1.8
Alphabet Inc., Class A	1.8
Alphabet Inc., Class C	1.7
Tesla Inc.	1.4
NVIDIA Corp.	1.2
Berkshire Hathaway Inc., Class B	1.1
JPMorgan Chase & Co.	1.1

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2021	iShares® Core S&P U.S. Growth ETF

Investment Objective

The iShares Core S&P U.S. Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 900 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	13.24%	29.07%	20.74%	18.55%	29.07%	156.59%	448.38%
Fund Market	13.17	29.04	20.74	18.55	29.04	156.62	448.17
Index	13.29	29.14	20.82	18.67	29.14	157.40	453.76

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Growth Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Growth IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,132.40	$ 0.21		$ 1,000.00	$ 1,024.90	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	40.6%
Consumer Discretionary	16.5
Communication Services	14.8
Health Care	12.1
Industrials	6.0
Financials	3.1
Consumer Staples	3.1
Materials	1.9
Real Estate	1.3
Other (each representing less than 1%)	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Apple Inc.	10.7%
Microsoft Corp.	10.2
Amazon.com Inc.	6.9
Facebook Inc., Class A	3.9
Alphabet Inc., Class A	3.9
Alphabet Inc., Class C	3.6
Tesla Inc.	3.0
NVIDIA Corp.	2.5
PayPal Holdings Inc.	1.5
Adobe Inc.	1.3

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Fund Summary as of September 30, 2021	iShares® Core S&P U.S. Value ETF

Investment Objective

The iShares Core S&P U.S. Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 900 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.97%	33.42%	11.62%	13.74%	33.42%	73.23%	262.30%
Fund Market	3.87	33.36	11.60	13.74	33.36	73.09	262.41
Index	3.97	33.46	11.61	13.83	33.46	73.22	265.21

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Value Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Value IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,039.70	$ 0.20		$ 1,000.00	$ 1,024.90	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	21.3%
Health Care	14.2
Industrials	11.7
Information Technology	11.1
Consumer Staples	8.6
Consumer Discretionary	8.0
Communication Services	6.0
Energy	5.7
Real Estate	5.0
Utilities	4.8
Materials	3.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Berkshire Hathaway Inc., Class B	2.8%
JPMorgan Chase & Co.	2.7
Bank of America Corp.	1.7
Walt Disney Co. (The)	1.7
Johnson & Johnson	1.4
Exxon Mobil Corp.	1.4
Pfizer Inc.	1.3
Cisco Systems Inc.	1.3
Verizon Communications Inc.	1.2
Intel Corp.	1.2

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Boeing Co. (The)(a)	4,313,770	$948,770,574
General Dynamics Corp.	1,808,120	354,445,764
Howmet Aerospace Inc.	3,033,351	94,640,551
Huntington Ingalls Industries Inc.	307,581	59,381,588
L3Harris Technologies Inc.	1,565,827	344,857,738
Lockheed Martin Corp.	1,928,065	665,375,231
Northrop Grumman Corp.	1,176,409	423,683,701
Raytheon Technologies Corp.	11,805,460	1,014,797,342
Textron Inc.	1,754,177	122,459,096
TransDigm Group Inc.(a)	411,396	256,945,600

		4,285,357,185

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	1,024,377	89,120,799
Expeditors International of Washington Inc.	1,322,560	157,556,573
FedEx Corp.	1,920,094	421,057,413
United Parcel Service Inc., Class B	5,702,005	1,038,335,111

		1,706,069,896

Airlines — 0.3%
Alaska Air Group Inc.(a)	961,185	56,325,441
American Airlines Group Inc.(a)	5,049,618	103,618,161
Delta Air Lines Inc.(a)	4,975,320	211,998,385
Southwest Airlines Co.(a)	4,648,742	239,084,801
United Airlines Holdings Inc.(a)	2,490,287	118,462,953

		729,489,741

Auto Components — 0.1%
Aptiv PLC(a)	2,106,726	313,838,972
BorgWarner Inc.	1,907,897	82,440,230

		396,279,202

Automobiles — 2.1%
Ford Motor Co.(a)	30,615,655	433,517,675
General Motors Co.(a)	11,350,208	598,269,463
Tesla Inc.(a)	6,352,914	4,926,557,749

		5,958,344,887

Banks — 4.4%
Bank of America Corp.	57,976,039	2,461,082,856
Citigroup Inc.	15,868,130	1,113,625,363
Citizens Financial Group Inc.	3,359,977	157,851,719
Comerica Inc.	1,028,273	82,775,976
Fifth Third Bancorp	5,427,652	230,349,551
First Republic Bank/CA	1,385,734	267,280,374
Huntington Bancshares Inc./OH	11,611,811	179,518,598
JPMorgan Chase & Co.	23,394,777	3,829,491,047
KeyCorp	7,515,119	162,476,873
M&T Bank Corp.	1,007,376	150,441,532
People’s United Financial Inc.	3,311,793	57,857,024
PNC Financial Services Group Inc. (The)	3,325,940	650,686,902
Regions Financial Corp.	7,432,446	158,385,424
SVB Financial Group(a)	461,036	298,234,968
Truist Financial Corp.	10,435,875	612,064,069
U.S. Bancorp	10,551,453	627,178,366
Wells Fargo & Co.	32,149,772	1,492,070,919
Zions Bancorp. NA	1,297,143	80,280,180

		12,611,651,741

Beverages — 1.4%
Brown-Forman Corp., Class B, NVS	1,430,624	95,866,114
Coca-Cola Co. (The)	30,415,908	1,595,922,693
Constellation Brands Inc., Class A	1,322,561	278,650,377

Security	Shares	Value

Beverages (continued)
Molson Coors Beverage Co., Class B	1,497,223	$69,441,203
Monster Beverage Corp.(a)	2,950,693	262,110,059
PepsiCo Inc.	10,820,840	1,627,562,544

		3,929,552,990

Biotechnology — 1.9%
AbbVie Inc.	13,835,451	1,492,430,099
Amgen Inc.	4,445,828	945,405,324
Biogen Inc.(a)(b)	1,171,108	331,411,853
Gilead Sciences Inc.	9,816,210	685,662,269
Incyte Corp.(a)	1,453,626	99,980,396
Moderna Inc.(a)	2,749,304	1,058,097,137
Regeneron Pharmaceuticals Inc.(a)(b)	821,362	497,071,855
Vertex Pharmaceuticals Inc.(a)(b)	2,031,027	368,407,988

		5,478,466,921

Building Products — 0.5%
A O Smith Corp.	1,063,246	64,932,433
Allegion PLC	701,606	92,738,281
Carrier Global Corp.	6,762,980	350,051,845
Fortune Brands Home & Security Inc.	1,097,460	98,134,873
Johnson Controls International PLC	5,591,027	380,637,118
Masco Corp.	1,940,730	107,807,552
Trane Technologies PLC	1,851,174	319,605,191

		1,413,907,293

Capital Markets — 3.0%
Ameriprise Financial Inc.	893,866	236,087,888
Bank of New York Mellon Corp. (The)	6,240,206	323,492,279
BlackRock Inc.(c)	1,120,111	939,392,291
Cboe Global Markets Inc.	826,957	102,426,894
Charles Schwab Corp. (The)	11,753,412	856,118,530
CME Group Inc.	2,815,395	544,441,085
Franklin Resources Inc.	2,212,887	65,767,002
Goldman Sachs Group Inc. (The)	2,639,257	997,718,324
Intercontinental Exchange Inc.	4,403,207	505,576,228
Invesco Ltd.	2,682,865	64,683,875
MarketAxess Holdings Inc.	296,505	124,736,688
Moody’s Corp.	1,265,171	449,274,874
Morgan Stanley	11,427,787	1,112,037,953
MSCI Inc.	647,770	394,064,402
Nasdaq Inc.	919,758	177,531,689
Northern Trust Corp.	1,621,750	174,840,867
Raymond James Financial Inc.	1,438,650	132,758,622
S&P Global Inc.	1,890,259	803,152,147
State Street Corp.	2,862,608	242,520,150
T Rowe Price Group Inc.	1,773,340	348,815,978

		8,595,437,766

Chemicals — 1.7%
Air Products & Chemicals Inc.	1,736,007	444,608,753
Albemarle Corp.	913,484	200,025,592
Celanese Corp.	860,944	129,692,604
CF Industries Holdings Inc.	1,663,998	92,884,368
Corteva Inc.	5,748,036	241,877,355
Dow Inc.	5,833,463	335,774,130
DuPont de Nemours Inc.	4,110,165	279,450,118
Eastman Chemical Co.	1,045,100	105,283,374
Ecolab Inc.	1,952,899	407,413,789
FMC Corp.	1,020,699	93,455,201
International Flavors & Fragrances Inc.	1,960,040	262,096,549
Linde PLC	4,043,032	1,186,144,728
LyondellBasell Industries NV, Class A	2,076,632	194,891,913

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Mosaic Co. (The)	2,723,342	$97,277,776
PPG Industries Inc.	1,856,545	265,504,501
Sherwin-Williams Co. (The)	1,893,578	529,690,574

		4,866,071,325

Commercial Services & Supplies — 0.4%
Cintas Corp.	687,664	261,766,178
Copart Inc.(a)	1,673,061	232,087,022
Republic Services Inc.	1,652,721	198,425,683
Rollins Inc.	1,727,341	61,026,958
Waste Management Inc.	3,033,089	453,022,173

		1,206,328,014

Communications Equipment — 0.8%
Arista Networks Inc.(a)(b)	436,541	150,012,949
Cisco Systems Inc.	32,993,797	1,795,852,371
F5 Networks Inc.(a)	481,018	95,616,758
Juniper Networks Inc.	2,589,288	71,257,206
Motorola Solutions Inc.	1,326,439	308,158,308

		2,420,897,592

Construction & Engineering — 0.0%
Quanta Services Inc.	1,075,291	122,389,622

Construction Materials — 0.1%
Martin Marietta Materials Inc.	490,147	167,473,427
Vulcan Materials Co.	1,042,628	176,370,952

		343,844,379

Consumer Finance — 0.7%
American Express Co.	5,037,912	844,001,397
Capital One Financial Corp.	3,487,329	564,842,678
Discover Financial Services	2,353,186	289,088,900
Synchrony Financial	4,476,827	218,827,304

		1,916,760,279

Containers & Packaging — 0.3%
Amcor PLC	12,001,193	139,093,827
Avery Dennison Corp.	655,029	135,728,559
Ball Corp.	2,548,279	229,268,661
International Paper Co.	3,027,771	169,312,954
Packaging Corp. of America	735,688	101,112,959
Sealed Air Corp.	1,160,287	63,572,125
Westrock Co.	2,085,953	103,943,038

		942,032,123

Distributors — 0.1%
Genuine Parts Co.	1,125,255	136,414,664
LKQ Corp.(a)(b)	2,124,443	106,901,972
Pool Corp.	314,457	136,603,265

		379,919,901

Diversified Financial Services — 1.4%
Berkshire Hathaway Inc., Class B(a)	14,512,599	3,961,068,771

Diversified Telecommunication Services — 1.2%
AT&T Inc.	55,900,204	1,509,864,510
Lumen Technologies Inc.	7,731,829	95,797,362
Verizon Communications Inc.	32,413,618	1,750,659,508

		3,356,321,380

Electric Utilities — 1.6%
Alliant Energy Corp.	1,959,353	109,684,581
American Electric Power Co. Inc.	3,916,610	317,950,400
Duke Energy Corp.	6,023,657	587,848,687
Edison International	2,972,849	164,903,934
Entergy Corp.	1,567,012	155,619,962

Security	Shares	Value

Electric Utilities (continued)
Evergy Inc.	1,783,418	$110,928,599
Eversource Energy	2,675,941	218,784,936
Exelon Corp.	7,668,927	370,715,931
FirstEnergy Corp.	4,296,448	153,039,478
NextEra Energy Inc.	15,358,956	1,205,985,225
NRG Energy Inc.	1,905,340	77,795,032
Pinnacle West Capital Corp.	864,544	62,558,404
PPL Corp.	6,057,433	168,881,232
Southern Co. (The)	8,289,708	513,713,205
Xcel Energy Inc.	4,238,337	264,896,062

		4,483,305,668

Electrical Equipment — 0.6%
AMETEK Inc.	1,808,599	224,284,362
Eaton Corp. PLC	3,126,793	466,861,463
Emerson Electric Co.	4,666,902	439,622,168
Generac Holdings Inc.(a)(b)	494,212	201,969,618
Rockwell Automation Inc.	904,661	266,006,521

		1,598,744,132

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	4,684,562	343,050,475
CDW Corp./DE	1,080,493	196,671,336
Corning Inc.	6,011,257	219,350,768
IPG Photonics Corp.(a)(b)	276,871	43,856,366
Keysight Technologies Inc.(a)	1,440,575	236,672,067
TE Connectivity Ltd.	2,577,326	353,660,674
Teledyne Technologies Inc.(a)	364,903	156,755,031
Trimble Inc.(a)(b)	1,968,301	161,892,757
Zebra Technologies Corp., Class A(a)(b)	419,516	216,226,937

		1,928,136,411

Energy Equipment & Services — 0.2%
Baker Hughes Co.	6,510,342	161,000,758
Halliburton Co.	6,921,682	149,646,765
Schlumberger NV	10,937,327	324,182,372

		634,829,895

Entertainment — 1.9%
Activision Blizzard Inc.	6,073,504	470,028,474
Electronic Arts Inc.	2,222,488	316,148,918
Live Nation Entertainment Inc.(a)(b)	1,035,287	94,345,704
Netflix Inc.(a)	3,465,241	2,114,975,192
Take-Two Interactive Software Inc.(a)	912,143	140,533,872
Walt Disney Co. (The)(a)	14,226,610	2,406,715,614

		5,542,747,774

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities Inc.	1,093,108	208,860,146
American Tower Corp.	3,563,328	945,742,884
AvalonBay Communities Inc.	1,090,480	241,693,987
Boston Properties Inc.	1,102,724	119,480,145
Crown Castle International Corp.	3,380,887	585,975,335
Digital Realty Trust Inc.	2,205,767	318,623,043
Duke Realty Corp.	2,974,670	142,397,453
Equinix Inc.	702,627	555,166,672
Equity Residential	2,677,731	216,681,993
Essex Property Trust Inc.	512,825	163,970,665
Extra Space Storage Inc.	1,041,059	174,887,501
Federal Realty Investment Trust	534,731	63,092,911
Healthpeak Properties Inc.	4,263,387	142,738,197
Host Hotels & Resorts Inc.(a)	5,486,962	89,602,089
Iron Mountain Inc.	2,266,285	98,470,083
Kimco Realty Corp.	4,859,204	100,828,483

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities Inc.	908,391	$169,642,019
Prologis Inc.	5,803,384	727,918,455
Public Storage	1,190,417	353,672,891
Realty Income Corp.	3,059,807	198,459,082
Regency Centers Corp.	1,203,182	81,010,244
SBA Communications Corp.	860,787	284,550,359
Simon Property Group Inc.	2,577,096	334,945,167
UDR Inc.	2,192,614	116,164,690
Ventas Inc.	3,091,808	170,698,720
Vornado Realty Trust	1,207,150	50,712,372
Welltower Inc.	3,320,386	273,599,806
Weyerhaeuser Co.	5,856,316	208,309,160

		7,137,894,552

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	3,461,050	1,555,222,817
Kroger Co. (The)	5,343,232	216,026,870
Sysco Corp.	3,986,606	312,948,571
Walgreens Boots Alliance Inc.	5,623,294	264,575,983
Walmart Inc.	11,188,576	1,559,463,723

		3,908,237,964

Food Products — 0.9%
Archer-Daniels-Midland Co.	4,375,943	262,600,339
Campbell Soup Co.	1,621,274	67,785,466
Conagra Brands Inc.	3,728,283	126,276,945
General Mills Inc.	4,718,732	282,274,548
Hershey Co. (The)	1,142,729	193,406,883
Hormel Foods Corp.(b)	2,186,469	89,645,229
JM Smucker Co. (The)	842,350	101,107,271
Kellogg Co.	2,008,971	128,413,426
Kraft Heinz Co. (The)	5,287,470	194,684,645
Lamb Weston Holdings Inc.	1,123,437	68,945,329
McCormick & Co. Inc./MD, NVS	1,956,935	158,570,443
Mondelez International Inc., Class A	10,931,775	636,010,670
Tyson Foods Inc., Class A	2,308,252	182,213,413

		2,491,934,607

Gas Utilities — 0.0%
Atmos Energy Corp.	1,002,675	88,435,935

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	13,879,685	1,639,607,189
ABIOMED Inc.(a)	351,955	114,568,392
Align Technology Inc.(a)	577,524	384,301,795
Baxter International Inc.	3,928,365	315,958,397
Becton Dickinson and Co.	2,245,298	551,939,154
Boston Scientific Corp.(a)	11,147,517	483,690,763
Cooper Companies Inc. (The)(b)	382,807	158,217,961
Danaher Corp.	4,974,386	1,514,402,074
DENTSPLY SIRONA Inc.	1,723,996	100,077,968
Dexcom Inc.(a)(b)	757,446	414,216,920
Edwards Lifesciences Corp.(a)(b)	4,876,442	552,061,999
Hologic Inc.(a)	1,991,824	147,016,529
IDEXX Laboratories Inc.(a)	668,595	415,799,231
Intuitive Surgical Inc.(a)	930,871	925,425,405
Medtronic PLC	10,521,580	1,318,880,053
ResMed Inc.	1,143,017	301,242,130
STERIS PLC	783,885	160,132,028
Stryker Corp.	2,626,620	692,692,226
Teleflex Inc.	362,735	136,587,864
West Pharmaceutical Services Inc.	579,095	245,848,991

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings Inc.	1,629,570	$238,503,865

		10,811,170,934

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	1,176,439	140,525,639
Anthem Inc.	1,913,058	713,188,022
Cardinal Health Inc.	2,307,937	114,150,564
Centene Corp.(a)	4,581,314	285,461,675
Cigna Corp.	2,658,064	532,038,090
CVS Health Corp.	10,331,247	876,709,621
DaVita Inc.(a)	509,828	59,272,603
HCA Healthcare Inc.	1,925,687	467,402,749
Henry Schein Inc.(a)(b)	1,082,520	82,444,723
Humana Inc.	1,007,120	391,920,748
Laboratory Corp. of America Holdings(a)	756,600	212,937,504
McKesson Corp.	1,215,534	242,353,169
Quest Diagnostics Inc.	960,143	139,518,379
UnitedHealth Group Inc.	7,382,204	2,884,522,391
Universal Health Services Inc., Class B	596,167	82,491,628

		7,224,937,505

Health Care Technology — 0.1%
Cerner Corp.	2,322,601	163,789,823

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings Inc.(a)	321,615	763,472,200
Caesars Entertainment Inc.(a)(b)	1,677,149	188,310,290
Carnival Corp.(a)	6,314,543	157,926,720
Chipotle Mexican Grill Inc.(a)(b)	220,660	401,053,963
Darden Restaurants Inc.	1,021,476	154,722,970
Domino’s Pizza Inc.	289,535	138,096,614
Expedia Group Inc.(a)	1,141,686	187,122,335
Hilton Worldwide Holdings Inc.(a)	2,183,966	288,523,748
Las Vegas Sands Corp.(a)	2,701,561	98,877,133
Marriott International Inc./MD, Class A(a)(b)	2,149,447	318,311,606
McDonald’s Corp.	5,846,890	1,409,743,648
MGM Resorts International	3,108,668	134,139,024
Norwegian Cruise Line Holdings Ltd.(a)(b)	2,831,802	75,637,431
Penn National Gaming Inc.(a)(b)	1,231,940	89,266,372
Royal Caribbean Cruises Ltd.(a)	1,761,323	156,669,681
Starbucks Corp.	9,231,308	1,018,305,586
Wynn Resorts Ltd.(a)	804,391	68,172,137
Yum! Brands Inc.	2,311,799	282,756,136

		5,931,107,594

Household Durables — 0.4%
DR Horton Inc.	2,544,563	213,666,955
Garmin Ltd.	1,193,131	185,484,145
Leggett & Platt Inc.	1,073,030	48,114,665
Lennar Corp., Class A	2,140,445	200,516,888
Mohawk Industries Inc.(a)	439,375	77,945,125
Newell Brands Inc.	2,931,784	64,909,698
NVR Inc.(a)(b)	26,335	126,252,097
PulteGroup Inc.	2,031,785	93,299,567
Whirlpool Corp.	497,830	101,487,624

		1,111,676,764

Household Products — 1.3%
Church & Dwight Co. Inc.	1,932,660	159,579,736
Clorox Co. (The)	966,508	160,063,390
Colgate-Palmolive Co.	6,610,040	499,586,823
Kimberly-Clark Corp.	2,640,216	349,670,207

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co. (The)	19,004,749	$2,656,863,910

		3,825,764,066

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	5,203,017	118,784,878

Industrial Conglomerates — 1.1%
3M Co.	4,528,638	794,413,678
General Electric Co.	8,603,792	886,448,690
Honeywell International Inc.	5,405,288	1,147,434,536
Roper Technologies Inc.	823,836	367,537,955

		3,195,834,859

Insurance — 1.9%
Aflac Inc.	4,849,157	252,786,554
Allstate Corp. (The)	2,323,363	295,787,344
American International Group Inc.	6,674,540	366,365,501
Aon PLC, Class A	1,769,597	505,697,735
Arthur J Gallagher & Co.	1,609,443	239,243,702
Assurant Inc.	457,936	72,239,404
Brown & Brown Inc.	1,836,694	101,844,682
Chubb Ltd.	3,431,105	595,228,095
Cincinnati Financial Corp.	1,180,371	134,821,976
Everest Re Group Ltd.	307,430	77,097,295
Globe Life Inc.	726,867	64,712,969
Hartford Financial Services Group Inc. (The)	2,728,204	191,656,331
Lincoln National Corp.	1,389,822	95,550,262
Loews Corp.	1,597,117	86,132,520
Marsh & McLennan Companies Inc.	3,962,461	600,035,469
MetLife Inc.	5,674,482	350,285,774
Principal Financial Group Inc.	1,951,144	125,653,674
Progressive Corp. (The)	4,579,806	413,968,664
Prudential Financial Inc.	3,039,600	319,765,920
Travelers Companies Inc. (The)	1,946,439	295,878,192
W R Berkley Corp.	1,082,785	79,238,206
Willis Towers Watson PLC	1,015,623	236,091,723

		5,500,081,992

Interactive Media & Services — 6.7%
Alphabet Inc., Class A(a)	2,357,274	6,302,219,184
Alphabet Inc., Class C, NVS(a)	2,205,810	5,879,167,451
Facebook Inc., Class A(a)	18,663,365	6,334,159,447
Match Group Inc.(a)(b)	2,175,316	341,502,859
Twitter Inc.(a)(b)	6,258,525	377,952,325

		19,235,001,266

Internet & Direct Marketing Retail — 4.1%
Amazon.com Inc.(a)	3,409,961	11,201,858,284
eBay Inc.	5,089,487	354,584,559
Etsy Inc.(a)(b)	988,221	205,510,439

		11,761,953,282

IT Services — 4.9%
Accenture PLC, Class A	4,964,784	1,588,333,697
Akamai Technologies Inc.(a)(b)	1,281,305	134,011,690
Automatic Data Processing Inc.	3,308,977	661,530,682
Broadridge Financial Solutions Inc.	902,973	150,471,421
Cognizant Technology Solutions Corp., Class A	4,096,609	304,009,354
DXC Technology Co.(a)	2,026,344	68,105,422
Fidelity National Information Services Inc.	4,849,613	590,100,910
Fiserv Inc.(a)(b)	4,674,805	507,216,342
FleetCor Technologies Inc.(a)(b)	649,045	169,575,987
Gartner Inc.(a)	657,425	199,778,309
Global Payments Inc.	2,307,214	363,570,782

Security	Shares	Value

IT Services (continued)
International Business Machines Corp.	7,017,511	$974,942,803
Jack Henry & Associates Inc.	581,414	95,386,781
Mastercard Inc., Class A	6,820,346	2,371,297,897
Paychex Inc.	2,502,045	281,354,960
PayPal Holdings Inc.(a)	9,199,586	2,393,824,273
VeriSign Inc.(a)	764,955	156,823,425
Visa Inc., Class A(b)	13,212,819	2,943,155,432
Western Union Co. (The)	3,157,575	63,846,167

		14,017,336,334

Leisure Products — 0.0%
Hasbro Inc.	999,345	89,161,561

Life Sciences Tools & Services — 1.4%
Agilent Technologies Inc.	2,385,080	375,721,653
Bio-Rad Laboratories Inc., Class A(a)	165,759	123,647,926
Bio-Techne Corp.	304,467	147,535,574
Charles River Laboratories International Inc.(a)(b)	391,578	161,592,493
Illumina Inc.(a)	1,148,602	465,884,457
IQVIA Holdings Inc.(a)	1,495,588	358,253,150
Mettler-Toledo International Inc.(a)(b)	180,334	248,384,838
PerkinElmer Inc.	884,716	153,312,436
Thermo Fisher Scientific Inc.(b)	3,080,240	1,759,833,519
Waters Corp.(a)(b)	477,627	170,656,127

		3,964,822,173

Machinery — 1.5%
Caterpillar Inc.	4,290,411	823,630,200
Cummins Inc.	1,128,415	253,396,872
Deere & Co.	2,222,044	744,540,283
Dover Corp.	1,131,287	175,915,128
Fortive Corp.	2,816,149	198,735,635
IDEX Corp.	592,630	122,644,778
Illinois Tool Works Inc.	2,243,924	463,662,016
Ingersoll Rand Inc.(a)(b)	3,183,926	160,501,710
Otis Worldwide Corp.	3,353,649	275,938,240
PACCAR Inc.	2,705,239	213,497,462
Parker-Hannifin Corp.	1,010,385	282,523,854
Pentair PLC	1,312,003	95,290,778
Snap-on Inc.	424,953	88,793,929
Stanley Black & Decker Inc.	1,280,528	224,489,364
Westinghouse Air Brake Technologies Corp.	1,485,334	128,050,644
Xylem Inc./NY	1,416,451	175,186,660

		4,426,797,553

Media — 1.2%
Charter Communications Inc., Class A(a)(b)	992,717	722,261,180
Comcast Corp., Class A	35,859,834	2,005,640,516
Discovery Inc., Class A(a)(b)	1,278,743	32,454,497
Discovery Inc., Class C, NVS(a)(b)	2,375,576	57,655,230
DISH Network Corp., Class A(a)(b)	1,949,003	84,703,670
Fox Corp., Class A, NVS	2,526,765	101,348,544
Fox Corp., Class B	1,159,372	43,035,889
Interpublic Group of Companies Inc. (The)	3,045,936	111,694,473
News Corp., Class A, NVS	3,140,205	73,889,024
News Corp., Class B	871,796	20,251,821
Omnicom Group Inc.	1,699,043	123,112,656
ViacomCBS Inc., Class B, NVS	4,759,180	188,035,202

		3,564,082,702

Metals & Mining — 0.3%
Freeport-McMoRan Inc.	11,493,650	373,888,434
Newmont Corp.	6,246,076	339,161,927

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Nucor Corp.	2,307,983	$227,313,246

		940,363,607

Multi-Utilities — 0.7%
Ameren Corp.	1,993,479	161,471,799
CenterPoint Energy Inc.	4,680,961	115,151,641
CMS Energy Corp.	2,281,667	136,283,970
Consolidated Edison Inc.	2,776,799	201,567,839
Dominion Energy Inc.	6,329,705	462,195,059
DTE Energy Co.	1,516,912	169,454,240
NiSource Inc.	3,109,161	75,334,971
Public Service Enterprise Group Inc.	3,936,350	239,723,715
Sempra Energy	2,491,752	315,206,628
WEC Energy Group Inc.	2,485,667	219,235,829

		2,095,625,691

Multiline Retail — 0.5%
Dollar General Corp.	1,856,290	393,793,361
Dollar Tree Inc.(a)(b)	1,822,881	174,486,169
Target Corp.	3,873,291	886,092,782

		1,454,372,312

Oil, Gas & Consumable Fuels — 2.5%
APA Corp.	2,971,019	63,668,937
Cabot Oil & Gas Corp.	3,164,603	68,861,761
Chevron Corp.	15,140,875	1,536,041,769
ConocoPhillips	10,475,689	709,937,444
Devon Energy Corp.	4,947,440	175,683,594
Diamondback Energy Inc.	1,337,500	126,621,125
EOG Resources Inc.	4,566,231	366,531,362
Exxon Mobil Corp.	33,145,226	1,949,602,193
Hess Corp.	2,129,801	166,358,756
Kinder Morgan Inc.	15,182,008	253,994,994
Marathon Oil Corp.	6,246,749	85,393,059
Marathon Petroleum Corp.	4,996,684	308,845,038
Occidental Petroleum Corp.	6,970,404	206,184,550
ONEOK Inc.	3,488,760	202,313,192
Phillips 66	3,429,017	240,134,061
Pioneer Natural Resources Co.	1,782,839	296,860,522
Valero Energy Corp.	3,196,928	225,607,209
Williams Companies Inc. (The)	9,569,175	248,224,400

		7,230,863,966

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	1,813,317	543,868,168

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	17,397,377	1,029,402,797
Catalent Inc.(a)	1,338,777	178,151,055
Eli Lilly & Co.	6,216,088	1,436,227,133
Johnson & Johnson	20,610,100	3,328,531,150
Merck & Co. Inc.	19,817,375	1,488,483,036
Organon & Co.	2,000,633	65,600,756
Pfizer Inc.	43,895,839	1,887,960,036
Viatris Inc.	9,423,806	127,692,571
Zoetis Inc.	3,709,714	720,203,876

		10,262,252,410

Professional Services — 0.4%
Equifax Inc.	953,814	241,715,544
IHS Markit Ltd.	3,132,412	365,301,887
Jacobs Engineering Group Inc.	1,026,236	136,007,057
Leidos Holdings Inc.	1,112,312	106,926,553
Nielsen Holdings PLC	2,870,300	55,081,057

Security	Shares	Value

Professional Services (continued)
Robert Half International Inc.	879,897	$88,280,066
Verisk Analytics Inc.	1,267,970	253,936,352

		1,247,248,516

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	2,626,034	255,670,670

Road & Rail — 0.9%
CSX Corp.	17,613,052	523,812,166
JB Hunt Transport Services Inc.	661,224	110,569,877
Kansas City Southern	716,367	193,877,565
Norfolk Southern Corp.	1,928,499	461,393,386
Old Dominion Freight Line Inc.(b)	735,523	210,344,868
Union Pacific Corp.	5,105,512	1,000,731,407

		2,500,729,269

Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices Inc.(a)	9,492,579	976,786,379
Analog Devices Inc.	4,222,413	707,169,729
Applied Materials Inc.	7,155,654	921,147,339
Broadcom Inc.	3,212,080	1,557,633,954
Enphase Energy Inc.(a)(b)	1,047,110	157,035,087
Intel Corp.	31,762,910	1,692,327,845
KLA Corp.	1,195,773	399,998,026
Lam Research Corp.	1,115,686	634,992,687
Microchip Technology Inc.	2,145,550	329,320,470
Micron Technology Inc.	8,813,784	625,602,388
Monolithic Power Systems Inc.	335,025	162,379,917
NVIDIA Corp.	19,510,316	4,041,757,063
NXP Semiconductors NV(b)	2,083,321	408,060,084
Qorvo Inc.(a)	866,812	144,922,298
QUALCOMM Inc.	8,831,228	1,139,051,788
Skyworks Solutions Inc.	1,292,558	212,987,707
Teradyne Inc.	1,291,246	140,965,326
Texas Instruments Inc.	7,227,710	1,389,238,139
Xilinx Inc.	1,932,229	291,747,257

		15,933,123,483

Software — 9.3%
Adobe Inc.(a)	3,729,875	2,147,363,635
ANSYS Inc.(a)(b)	679,432	231,312,624
Autodesk Inc.(a)(b)	1,721,124	490,812,931
Cadence Design Systems Inc.(a)	2,166,921	328,158,516
Ceridian HCM Holding Inc.(a)(b)	1,059,762	119,350,397
Citrix Systems Inc.	970,685	104,222,449
Fortinet Inc.(a)	1,060,733	309,776,465
Intuit Inc.	2,139,343	1,154,196,942
Microsoft Corp.	58,835,405	16,586,877,378
NortonLifeLock Inc.	4,590,533	116,140,485
Oracle Corp.	12,896,864	1,123,703,760
Paycom Software Inc.(a)(b)	377,850	187,319,138
PTC Inc.(a)	820,875	98,332,616
salesforce.com Inc.(a)	7,606,177	2,062,947,326
ServiceNow Inc.(a)(b)	1,550,864	965,056,141
Synopsys Inc.(a)	1,191,998	356,896,121
Tyler Technologies Inc.(a)	315,592	144,746,271

		26,527,213,195

Specialty Retail — 2.2%
Advance Auto Parts Inc.	514,125	107,395,571
AutoZone Inc.(a)(b)	167,998	285,258,924
Bath & Body Works Inc.	2,080,099	131,108,640
Best Buy Co. Inc.	1,779,235	188,082,932

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
CarMax Inc.(a)(b)	1,277,004	$163,405,432
Gap Inc. (The)	1,579,944	35,864,729
Home Depot Inc. (The)	8,324,332	2,732,545,222
Lowe’s Companies Inc.	5,534,338	1,122,695,807
O’Reilly Automotive Inc.(a)	537,177	328,247,378
Ross Stores Inc.	2,795,978	304,342,205
TJX Companies Inc. (The)	9,445,747	623,230,387
Tractor Supply Co.	886,900	179,694,809
Ulta Beauty Inc.(a)(b)	430,333	155,315,786

		6,357,187,822

Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.	122,946,583	17,396,941,495
Hewlett Packard Enterprise Co.	10,086,280	143,729,490
HP Inc.	9,440,428	258,290,110
NetApp Inc.	1,739,482	156,135,904
Seagate Technology Holdings PLC	1,645,336	135,773,127
Western Digital Corp.(a)	2,379,173	134,280,524

		18,225,150,650

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands Inc.	2,708,231	46,473,244
Nike Inc., Class B	10,006,346	1,453,221,630
PVH Corp.(a)	569,381	58,526,673
Ralph Lauren Corp.	369,955	41,079,803
Tapestry Inc.	2,174,252	80,490,809
Under Armour Inc., Class A(a)(b)	1,508,777	30,447,120
Under Armour Inc., Class C, NVS(a)	1,690,965	29,625,707
VF Corp.	2,570,768	172,215,748

		1,912,080,734

Tobacco — 0.6%
Altria Group Inc.	14,418,593	656,334,353
Philip Morris International Inc.	12,202,069	1,156,634,121

		1,812,968,474

Trading Companies & Distributors — 0.2%
Fastenal Co.	4,482,089	231,320,613

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Inc.(a)	566,668	$198,860,801
WW Grainger Inc.	345,162	135,669,376

		565,850,790

Water Utilities — 0.1%
American Water Works Co. Inc.	1,415,641	239,299,955

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)(b)	4,592,166	586,695,128

Total Common Stocks — 99.8% (Cost: $217,325,103,508)		286,067,326,072

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	959,330,208	959,809,873
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	441,020,000	441,020,000

		1,400,829,873

Total Short-Term Investments — 0.5% (Cost: $1,400,047,751)		1,400,829,873

Total Investments in Securities — 100.3% (Cost: $218,725,151,259)		287,468,155,945

Other Assets, Less Liabilities — (0.3)%		(758,653,767)

Net Assets — 100.0%		$286,709,502,178

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,546,440,574	$—		$(586,532,139	)(a)	$96,814	$(195,376)	$959,809,873	959,330,208	$880,678	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	211,170,000	229,850,000	(a)	—		—	—	441,020,000	441,020,000	17,494		—
BlackRock Inc.	834,197,931	110,765,483		(98,503,774)		46,111,201	46,821,450	939,392,291	1,120,111	9,270,859		—

						$46,208,015	$46,626,074	$2,340,222,164		$10,169,031		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P 500 ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	2,964	12/17/21	$636,927	$(23,928,279)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$23,928,279

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$67,692,260

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(28,082,829)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$558,429,763

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$286,067,326,072	$—	$—	$286,067,326,072
Money Market Funds	1,400,829,873	—	—	1,400,829,873

	$287,468,155,945	$—	$—	$287,468,155,945

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(23,928,279)	$—	$—	$(23,928,279)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) September 30, 2021	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)(b)	1,757,708	$307,634,054
Curtiss-Wright Corp.	1,094,190	138,064,894
Hexcel Corp.(a)	2,244,076	133,275,674
Mercury Systems Inc.(a)(b)	1,503,055	71,274,868

		650,249,490

Air Freight & Logistics — 0.3%
GXO Logistics Inc.(a)(b)	2,638,285	206,947,075

Airlines — 0.2%
JetBlue Airways Corp.(a)(b)	8,511,323	130,138,129

Auto Components — 1.7%
Adient PLC(a)(b)	2,535,558	105,098,879
Dana Inc.	3,928,212	87,363,435
Fox Factory Holding Corp.(a)(b)	1,126,815	162,869,840
Gentex Corp.	6,417,230	211,640,246
Goodyear Tire & Rubber Co. (The)(a)	7,567,839	133,950,750
Lear Corp.	1,604,365	251,051,035
Visteon Corp.(a)(b)	757,834	71,531,951

		1,023,506,136

Automobiles — 0.5%
Harley-Davidson Inc.	4,135,665	151,406,696
Thor Industries Inc.	1,481,774	181,902,576

		333,309,272

Banks — 7.1%
Associated Banc-Corp.	4,128,081	88,423,495
BancorpSouth Bank	2,588,376	77,081,837
Bank of Hawaii Corp.	1,094,208	89,911,071
Bank OZK	3,282,147	141,066,678
Cathay General Bancorp	2,111,789	87,406,947
CIT Group Inc.	2,668,475	138,627,276
Commerce Bancshares Inc.(b)	2,858,842	199,204,111
Cullen/Frost Bankers Inc.	1,524,512	180,837,614
East West Bancorp. Inc.	3,797,128	294,429,305
First Financial Bankshares Inc.	3,447,888	158,430,454
First Horizon Corp.	14,701,975	239,495,173
FNB Corp.	8,610,376	100,052,569
Fulton Financial Corp.	4,410,254	67,388,681
Glacier Bancorp. Inc.	2,903,460	160,706,511
Hancock Whitney Corp.	2,342,776	110,391,605
Home BancShares Inc./AR	4,078,689	95,971,552
International Bancshares Corp.	1,441,870	60,039,467
PacWest Bancorp	3,155,125	142,990,265
Pinnacle Financial Partners Inc.	2,046,645	192,548,362
Prosperity Bancshares Inc.	2,502,177	177,979,850
Signature Bank/New York NY	1,622,844	441,867,964
Sterling Bancorp./DE	5,186,348	129,451,246
Synovus Financial Corp.	3,942,060	173,017,013
Texas Capital Bancshares Inc.(a)	1,367,693	82,088,934
UMB Financial Corp.	1,158,682	112,056,136
Umpqua Holdings Corp.	5,931,686	120,116,642
United Bankshares Inc./WV	3,484,968	126,783,136
Valley National Bancorp	10,941,913	145,636,862
Webster Financial Corp.	2,442,781	133,033,853
Wintrust Financial Corp.	1,538,976	123,687,501

		4,390,722,110

Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	252,517	128,720,541

Security	Shares	Value

Biotechnology — 1.7%
Arrowhead Pharmaceuticals Inc.(a)(b)	2,790,316	$174,199,428
Emergent BioSolutions Inc.(a)(b)	1,294,599	64,820,572
Exelixis Inc.(a)	8,431,754	178,247,279
Halozyme Therapeutics Inc.(a)(b)	3,809,354	154,964,521
Neurocrine Biosciences Inc.(a)(b)	2,533,045	242,944,346
United Therapeutics Corp.(a)	1,201,459	221,765,302

		1,036,941,448

Building Products — 2.4%
Builders FirstSource Inc.(a)(b)	5,545,575	286,928,050
Carlisle Companies Inc.	1,395,064	277,324,773
Lennox International Inc.	915,133	269,204,675
Owens Corning	2,760,104	235,988,892
Simpson Manufacturing Co. Inc.	1,172,484	125,420,613
Trex Co. Inc.(a)(b)	3,087,014	314,659,337

		1,509,526,340

Capital Markets — 2.7%
Affiliated Managers Group Inc.(b)	1,109,613	167,651,428
Evercore Inc., Class A	1,064,012	142,226,484
FactSet Research Systems Inc.	1,011,122	399,170,743
Federated Hermes Inc.	2,636,268	85,678,710
Interactive Brokers Group Inc., Class A	2,351,594	146,598,370
Janus Henderson Group PLC	4,582,223	189,383,277
Jefferies Financial Group Inc.	5,317,764	197,448,577
SEI Investments Co.	2,883,554	170,994,752
Stifel Financial Corp.	2,818,754	191,562,522

		1,690,714,863

Chemicals — 2.5%
Ashland Global Holdings Inc.	1,523,671	135,789,559
Avient Corp.	2,443,415	113,252,285
Cabot Corp.	1,518,121	76,088,225
Chemours Co. (The)	4,439,674	129,016,926
Ingevity Corp.(a)(b)	1,069,862	76,356,051
Minerals Technologies Inc.(b)	910,750	63,606,780
NewMarket Corp.	193,030	65,392,773
Olin Corp.	3,878,356	187,130,677
RPM International Inc.	3,485,152	270,622,053
Scotts Miracle-Gro Co. (The)	1,095,396	160,322,159
Sensient Technologies Corp.	1,128,231	102,759,279
Valvoline Inc.	4,861,031	151,566,947

		1,531,903,714

Commercial Services & Supplies — 1.7%
Brink’s Co. (The)(b)	1,332,601	84,353,643
Clean Harbors Inc.(a)	1,339,522	139,136,150
Herman Miller Inc.	2,015,602	75,907,571
IAA Inc.(a)(b)	3,619,634	197,523,427
KAR Auction Services Inc.(a)	3,239,182	53,090,193
MSA Safety Inc.	975,435	142,120,880
Stericycle Inc.(a)(b)	2,458,321	167,092,078
Tetra Tech Inc.	1,447,119	216,112,752

		1,075,336,694

Communications Equipment — 0.9%
Ciena Corp.(a)(b)	4,142,079	212,695,757
Lumentum Holdings Inc.(a)(b)	2,040,035	170,424,524
NetScout Systems Inc.(a)(b)	2,007,985	54,115,196
Viasat Inc.(a)(b)	1,977,023	108,874,656

		546,110,133

Construction & Engineering — 1.3%
AECOM(a)(b)	3,855,576	243,479,624

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Dycom Industries Inc.(a)(b)	826,577	$58,885,345
EMCOR Group Inc.	1,438,633	165,989,476
Fluor Corp.(a)(b)	3,836,710	61,272,259
MasTec Inc.(a)(b)	1,536,737	132,589,668
Valmont Industries Inc.	572,207	134,537,310

		796,753,682

Construction Materials — 0.2%
Eagle Materials Inc.	1,120,903	147,017,637

Consumer Finance — 0.7%
FirstCash Inc.	1,091,451	95,501,962
LendingTree Inc.(a)(b)	306,464	42,852,861
Navient Corp.	4,522,198	89,222,967
PROG Holdings Inc.	1,793,621	75,350,018
SLM Corp.	8,242,443	145,066,997

		447,994,805

Containers & Packaging — 0.8%
AptarGroup Inc.	1,765,285	210,686,765
Greif Inc., Class A, NVS	713,034	46,061,996
Silgan Holdings Inc.	2,245,716	86,145,666
Sonoco Products Co.	2,631,499	156,784,710

		499,679,137

Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	108,776	64,086,468
Grand Canyon Education Inc.(a)(b)	1,215,895	106,950,124
H&R Block Inc.	4,807,251	120,181,275
Service Corp. International	4,500,415	271,195,008

		562,412,875

Diversified Telecommunication Services — 0.2%
Iridium Communications Inc.(a)(b)	3,551,249	141,517,273

Electric Utilities — 1.0%
ALLETE Inc.	1,413,878	84,154,019
Hawaiian Electric Industries Inc.	2,950,764	120,479,694
IDACORP Inc.	1,362,745	140,880,578
OGE Energy Corp.	5,375,775	177,185,544
PNM Resources Inc.	2,297,234	113,667,138

		636,366,973

Electrical Equipment — 1.7%
Acuity Brands Inc.	955,666	165,683,815
EnerSys	1,137,732	84,692,770
Hubbell Inc.	1,455,391	262,945,492
nVent Electric PLC	4,499,104	145,456,032
Regal Beloit Corp.	1,089,186	163,748,223
Sunrun Inc.(a)(b)	5,511,454	242,503,976

		1,065,030,308

Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics Inc.(a)	1,928,729	216,576,979
Avnet Inc.	2,681,035	99,117,864
Belden Inc.(b)	1,213,905	70,722,105
Cognex Corp.	4,729,269	379,381,959
Coherent Inc.(a)	660,699	165,234,213
II-VI Inc.(a)(b)	2,818,377	167,298,859
Jabil Inc.	3,916,334	228,596,416
Littelfuse Inc.	662,446	181,026,619
National Instruments Corp.	3,574,243	140,217,553
SYNNEX Corp.	1,119,071	116,495,291
Vishay Intertechnology Inc.	3,585,804	72,038,802

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vontier Corp.(b)	4,544,318	$152,689,085

		1,989,395,745

Energy Equipment & Services — 0.4%
ChampionX Corp.(a)(b)	5,428,507	121,381,417
NOV Inc.(a)	10,507,750	137,756,602

		259,138,019

Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A(b)	1,223,879	68,855,433

Equity Real Estate Investment Trusts (REITs) — 9.2%
American Campus Communities Inc.	3,735,791	180,999,074
Apartment Income REIT Corp.	4,200,856	205,043,781
Brixmor Property Group Inc.	7,975,499	176,338,283
Camden Property Trust	2,691,719	396,947,801
CoreSite Realty Corp.	1,183,072	163,902,795
Corporate Office Properties Trust	3,006,457	81,114,210
Cousins Properties Inc.	3,979,389	148,391,416
CyrusOne Inc.	3,319,157	256,935,943
Douglas Emmett Inc.	4,696,217	148,447,419
EastGroup Properties Inc.	1,085,091	180,808,713
EPR Properties	2,002,005	98,859,007
First Industrial Realty Trust Inc.	3,467,878	180,607,086
Healthcare Realty Trust Inc.	3,928,891	117,002,374
Highwoods Properties Inc.	2,812,723	123,366,031
Hudson Pacific Properties Inc.	4,080,817	107,203,063
JBG SMITH Properties	3,107,434	92,011,121
Kilroy Realty Corp.	2,814,680	186,359,963
Lamar Advertising Co., Class A	2,322,068	263,438,615
Life Storage Inc.	2,100,579	241,020,434
Macerich Co. (The)	5,720,462	95,588,920
Medical Properties Trust Inc.	15,942,907	319,974,143
National Retail Properties Inc.	4,699,609	202,976,113
National Storage Affiliates Trust	2,201,240	116,203,460
Omega Healthcare Investors Inc.	6,415,098	192,196,336
Park Hotels & Resorts Inc.(a)	6,383,838	122,186,659
Pebblebrook Hotel Trust(b)	3,516,244	78,799,028
Physicians Realty Trust	5,838,545	102,875,163
PotlatchDeltic Corp.	1,794,349	92,552,521
PS Business Parks Inc.	538,112	84,343,675
Rayonier Inc.	3,795,344	135,417,874
Rexford Industrial Realty Inc.	3,686,377	209,201,895
Sabra Health Care REIT Inc.	5,952,307	87,617,959
SL Green Realty Corp.	1,812,826	128,420,594
Spirit Realty Capital Inc.	3,187,614	146,757,749
STORE Capital Corp.	6,544,148	209,609,060
Urban Edge Properties	2,946,873	53,957,245

		5,727,475,523

Food & Staples Retailing — 1.1%
BJ’s Wholesale Club Holdings Inc.(a)(b)	3,682,810	202,259,925
Casey’s General Stores Inc.	990,883	186,731,901
Grocery Outlet Holding Corp.(a)(b)	2,369,830	51,117,233
Performance Food Group Co.(a)(b)	4,127,101	191,745,113
Sprouts Farmers Market Inc.(a)(b)	3,094,656	71,703,180

		703,557,352

Food Products — 1.8%
Darling Ingredients Inc.(a)	4,350,372	312,791,747
Flowers Foods Inc.	5,372,851	126,960,469
Hain Celestial Group Inc. (The)(a)(b)	2,262,490	96,789,322
Ingredion Inc.	1,793,280	159,619,853

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Lancaster Colony Corp.	532,608	$89,909,556
Pilgrim’s Pride Corp.(a)(b)	1,308,813	38,060,282
Post Holdings Inc.(a)(b)	1,568,611	172,798,188
Sanderson Farms Inc.	567,739	106,848,480
Tootsie Roll Industries Inc.	469,120	14,275,322

		1,118,053,219

Gas Utilities — 1.2%
National Fuel Gas Co.	2,452,730	128,817,380
New Jersey Resources Corp.	2,607,218	90,757,259
ONE Gas Inc.	1,431,866	90,737,348
Southwest Gas Holdings Inc.	1,589,731	106,321,209
Spire Inc.	1,398,221	85,543,161
UGI Corp.	5,596,134	238,507,231

		740,683,588

Health Care Equipment & Supplies — 3.9%
Envista Holdings Corp.(a)(b)	4,330,662	181,064,978
Globus Medical Inc., Class A(a)	2,095,651	160,568,780
Haemonetics Corp.(a)	1,363,962	96,282,078
Hill-Rom Holdings Inc.	1,767,546	265,131,900
ICU Medical Inc.(a)	537,974	125,552,372
Integra LifeSciences Holdings Corp.(a)(b)	1,956,716	133,995,912
LivaNova PLC(a)(b)	1,428,869	113,152,136
Masimo Corp.(a)(b)	1,355,630	366,982,597
Neogen Corp.(a)(b)	2,876,438	124,923,702
NuVasive Inc.(a)(b)	1,382,723	82,755,972
Penumbra Inc.(a)(b)	920,285	245,255,952
Quidel Corp.(a)(b)	1,013,954	143,119,607
STAAR Surgical Co.(a)(b)	1,268,473	163,036,835
Tandem Diabetes Care Inc.(a)(b)	1,687,161	201,413,280

		2,403,236,101

Health Care Providers & Services — 3.1%
Acadia Healthcare Co. Inc.(a)(b)	2,415,132	154,037,119
Amedisys Inc.(a)	873,338	130,214,696
Chemed Corp.	422,470	196,499,246
Encompass Health Corp.	2,663,056	199,835,722
HealthEquity Inc.(a)(b)	2,231,770	144,529,425
LHC Group Inc.(a)(b)	854,260	134,041,937
Molina Healthcare Inc.(a)(b)	1,565,779	424,811,500
Option Care Health Inc.(a)(b)	3,715,700	90,142,882
Patterson Companies Inc.	2,335,765	70,399,957
Progyny Inc.(a)(b)	1,842,210	103,163,760
R1 RCM Inc.(a)(b)	3,582,472	78,850,209
Tenet Healthcare Corp.(a)(b)	2,865,120	190,358,573

		1,916,885,026

Hotels, Restaurants & Leisure — 3.1%
Boyd Gaming Corp.(a)	2,200,098	139,178,199
Choice Hotels International Inc.	878,430	111,007,199
Churchill Downs Inc.	931,034	223,522,643
Cracker Barrel Old Country Store Inc.	638,752	89,323,080
Jack in the Box Inc.	580,014	56,452,763
Marriott Vacations Worldwide Corp.	1,142,985	179,825,830
Papa John’s International Inc.	870,932	110,599,655
Scientific Games Corp./DE, Class A(a)(b)	2,391,657	198,674,947
Six Flags Entertainment Corp.(a)	2,075,537	88,210,322
Texas Roadhouse Inc.	1,868,886	170,685,358
Travel + Leisure Co.	2,323,772	126,715,287
Wendy’s Co. (The)	4,770,035	103,414,359
Wingstop Inc.(b)	801,742	131,429,566

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts Inc.	2,511,606	$193,870,867

		1,922,910,075

Household Durables — 1.6%
Helen of Troy Ltd.(a)(b)	648,052	145,604,323
KB Home	2,420,832	94,218,782
Taylor Morrison Home Corp.(a)(b)	3,353,153	86,444,284
Tempur Sealy International Inc.	5,258,912	244,066,106
Toll Brothers Inc.	3,114,525	172,202,087
TopBuild Corp.(a)(b)	885,441	181,347,171
TRI Pointe Homes Inc.(a)	3,084,587	64,838,019

		988,720,772

Household Products — 0.1%
Energizer Holdings Inc.	1,705,744	66,609,303

Insurance — 3.6%
Alleghany Corp.(a)	372,485	232,583,359
American Financial Group Inc./OH	1,776,860	223,582,294
Brighthouse Financial Inc.(a)(b)	2,242,749	101,439,537
CNO Financial Group Inc.	3,449,399	81,198,852
First American Financial Corp.	2,947,435	197,625,517
Hanover Insurance Group Inc. (The)	962,600	124,772,212
Kemper Corp.	1,611,153	107,608,909
Kinsale Capital Group Inc.(b)	578,549	93,551,373
Mercury General Corp.	717,448	39,940,330
Old Republic International Corp.	7,652,653	177,005,864
Primerica Inc.	1,060,728	162,959,643
Reinsurance Group of America Inc.	1,827,961	203,378,941
RenaissanceRe Holdings Ltd.	1,264,080	176,212,752
RLI Corp.	1,072,586	107,548,198
Selective Insurance Group Inc.	1,620,245	122,377,105
Unum Group	2,228,128	55,836,888

		2,207,621,774

Interactive Media & Services — 0.3%
TripAdvisor Inc.(a)	2,661,299	90,084,971
Yelp Inc.(a)(b)	1,874,561	69,808,652

		159,893,623

IT Services — 1.8%
Alliance Data Systems Corp.	1,334,920	134,680,079
Concentrix Corp.(a)(b)	1,150,620	203,659,740
Genpact Ltd.	4,622,509	219,615,403
LiveRamp Holdings Inc.(a)(b)	1,835,369	86,684,478
Maximus Inc.	1,657,019	137,863,981
Sabre Corp.(a)	8,707,230	103,093,603
WEX Inc.(a)(b)	1,203,066	211,908,045

		1,097,505,329

Leisure Products — 1.4%
Brunswick Corp./DE	2,081,280	198,283,546
Callaway Golf Co.(a)	3,135,061	86,621,735
Mattel Inc.(a)(b)	9,371,764	173,939,940
Polaris Inc.	1,529,552	183,026,192
YETI Holdings Inc.(a)(b)	2,348,265	201,222,828

		843,094,241

Life Sciences Tools & Services — 1.3%
Medpace Holdings Inc.(a)(b)	766,911	145,160,914
Repligen Corp.(a)(b)	1,368,368	395,444,668
Syneos Health Inc.(a)(b)	2,769,551	242,280,322

		782,885,904

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 5.0%
AGCO Corp.	1,654,415	$202,715,470
Colfax Corp.(a)(b)	3,466,678	159,120,520
Crane Co.	1,345,044	127,523,622
Donaldson Co. Inc.	3,372,652	193,623,951
Flowserve Corp.	3,515,892	121,895,976
Graco Inc.	4,542,859	317,863,844
ITT Inc.	2,312,264	198,484,742
Kennametal Inc.	2,237,816	76,600,442
Lincoln Electric Holdings Inc.	1,589,391	204,697,667
Middleby Corp. (The)(a)(b)	1,488,764	253,849,150
Nordson Corp.	1,446,824	344,561,135
Oshkosh Corp.	1,836,929	188,046,422
Terex Corp.	1,868,076	78,646,000
Timken Co. (The)	1,863,665	121,920,964
Toro Co. (The)	2,865,361	279,114,815
Trinity Industries Inc.	2,252,996	61,213,901
Woodward Inc.	1,708,180	193,365,976

		3,123,244,597

Marine — 0.1%
Kirby Corp.(a)(b)	1,608,713	77,153,875

Media — 1.0%
Cable One Inc.	132,508	240,254,230
John Wiley & Sons Inc., Class A	1,179,880	61,601,535
New York Times Co. (The), Class A	4,486,929	221,070,992
TEGNA Inc.	5,916,972	116,682,688

		639,609,445

Metals & Mining — 2.1%
Cleveland-Cliffs Inc.(a)(b)	12,170,858	241,104,697
Commercial Metals Co.	3,227,310	98,303,863
Compass Minerals International Inc.	923,377	59,465,479
Reliance Steel & Aluminum Co.	1,699,020	241,974,428
Royal Gold Inc.	1,761,910	168,244,786
Steel Dynamics Inc.	5,189,627	303,489,387
United States Steel Corp.(b)	7,254,457	159,380,420
Worthington Industries Inc.	900,843	47,474,426

		1,319,437,486

Multi-Utilities — 0.6%
Black Hills Corp.	1,698,940	106,625,474
MDU Resources Group Inc.	5,417,728	160,743,990
NorthWestern Corp.	1,389,673	79,628,263

		346,997,727

Multiline Retail — 0.6%
Kohl’s Corp.	4,195,707	197,575,843
Nordstrom Inc.(a)(b)	2,976,868	78,738,158
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,624,938	97,951,263

		374,265,264

Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp.	8,779,615	91,483,588
Cimarex Energy Co.	2,761,095	240,767,484
CNX Resources Corp.(a)(b)	5,903,055	74,496,554
DTE Midstream LLC(a)	2,592,401	119,872,622
EQT Corp.(a)	8,103,653	165,800,741
Equitrans Midstream Corp.	10,881,180	110,335,165
HollyFrontier Corp.	4,021,456	133,230,837
Murphy Oil Corp.	3,927,178	98,061,635
Targa Resources Corp.	6,140,139	302,156,240

		1,336,204,866

Security	Shares	Value

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	2,560,813	$157,157,094

Personal Products — 0.2%
Coty Inc., Class A(a)	8,976,852	70,558,057
Nu Skin Enterprises Inc., Class A	1,361,402	55,095,939

		125,653,996

Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC(a)(b)	1,636,548	213,094,915
Nektar Therapeutics(a)(b)	4,936,076	88,651,925
Perrigo Co. PLC	3,578,653	169,377,647

		471,124,487

Professional Services — 1.6%
ASGN Inc.(a)(b)	1,415,776	160,180,897
CACI International Inc., Class A(a)(b)	630,305	165,202,940
FTI Consulting Inc.(a)(b)	925,224	124,627,673
Insperity Inc.	960,825	106,401,761
KBR Inc.	3,767,851	148,453,329
ManpowerGroup Inc.	1,451,455	157,163,547
Science Applications International Corp.	1,563,901	133,807,370

		995,837,517

Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.(a)	1,356,954	336,646,718

Road & Rail — 1.8%
Avis Budget Group Inc.(a)(b)	1,264,444	147,320,370
Knight-Swift Transportation Holdings Inc.	4,442,072	227,211,983
Landstar System Inc.	1,024,389	161,669,072
Ryder System Inc.	1,439,167	119,033,503
Saia Inc.(a)(b)	704,816	167,767,353
Werner Enterprises Inc.	1,654,457	73,242,811
XPO Logistics Inc.(a)(b)	2,638,285	209,954,720

		1,106,199,812

Semiconductors & Semiconductor Equipment — 3.6%
Amkor Technology Inc.	2,707,180	67,544,141
Brooks Automation Inc.	1,996,247	204,315,881
Cirrus Logic Inc.(a)(b)	1,550,024	127,644,476
CMC Materials Inc.	788,468	97,162,912
First Solar Inc.(a)(b)	2,655,391	253,483,625
Lattice Semiconductor Corp.(a)(b)	3,650,119	235,980,193
MKS Instruments Inc.	1,484,080	223,962,513
Semtech Corp.(a)(b)	1,747,523	136,254,368
Silicon Laboratories Inc.(a)(b)	1,087,022	152,357,004
SolarEdge Technologies Inc.(a)(b)	1,398,920	371,021,562
Synaptics Inc.(a)(b)	946,810	170,170,161
Universal Display Corp.	1,160,199	198,347,621

		2,238,244,457

Software — 4.6%
ACI Worldwide Inc.(a)(b)	3,172,142	97,479,924
Aspen Technology Inc.(a)(b)	1,823,491	223,924,695
Blackbaud Inc.(a)	1,135,221	79,862,797
CDK Global Inc.	3,276,442	139,412,607
Cerence Inc.(a)(b)	1,023,613	98,379,446
CommVault Systems Inc.(a)(b)	1,235,501	93,045,580
Digital Turbine Inc.(a)(b)	2,350,500	161,596,875
Envestnet Inc.(a)(b)	904,255	72,557,421
Fair Isaac Corp.(a)(b)	759,728	302,318,563
J2 Global Inc.(a)(b)	1,294,956	176,916,889
Manhattan Associates Inc.(a)(b)	1,702,632	260,553,775
Mimecast Ltd.(a)(b)	1,636,234	104,064,482

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
NCR Corp.(a)(b)	3,536,404	$137,071,019
Paylocity Holding Corp.(a)(b)	1,052,136	295,018,934
Qualys Inc.(a)(b)	903,830	100,587,241
SailPoint Technologies Holdings Inc.(a)(b)	2,506,535	107,480,221
Teradata Corp.(a)(b)	2,935,552	168,353,907
Wolfspeed Inc.	3,101,029	250,346,071

		2,868,970,447

Specialty Retail — 3.7%
American Eagle Outfitters Inc.	4,098,755	105,747,879
AutoNation Inc.(a)(b)	1,176,648	143,268,660
Dick’s Sporting Goods Inc.	1,759,958	210,790,170
Five Below Inc.(a)(b)	1,498,558	264,960,040
Foot Locker Inc.	2,424,505	110,702,898
GameStop Corp., Class A(a)(b)	1,664,215	292,019,806
Lithia Motors Inc.	812,398	257,562,662
Murphy USA Inc.	636,362	106,437,908
RH(a)(b)	455,897	304,042,268
Urban Outfitters Inc.(a)(b)	1,788,868	53,111,491
Victoria’s Secret & Co.(a)	2,020,825	111,670,790
Williams-Sonoma Inc.	2,010,437	356,510,793

		2,316,825,365

Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	3,716,353	74,958,840

Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.(a)(b)	4,082,404	197,629,178
Carter’s Inc.	1,184,072	115,139,161
Columbia Sportswear Co.	945,192	90,587,201
Crocs Inc.(a)(b)	1,675,057	240,337,178
Deckers Outdoor Corp.(a)(b)	740,353	266,675,151
Skechers U.S.A. Inc., Class A(a)(b)	3,610,210	152,062,045

		1,062,429,914

Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd.	3,014,282	132,658,551
MGIC Investment Corp.	9,145,605	136,818,251
New York Community Bancorp. Inc.	12,513,718	161,051,550
Washington Federal Inc.	1,841,838	63,193,462

		493,721,814

Security	Shares	Value

Trading Companies & Distributors — 0.9%
GATX Corp.	950,101	$85,091,045
MSC Industrial Direct Co. Inc., Class A	1,257,690	100,854,161
Univar Solutions Inc.(a)	4,574,068	108,954,300
Watsco Inc.	882,411	233,503,599

		528,403,105

Water Utilities — 0.5%
Essential Utilities Inc.	5,985,317	275,803,407

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	2,686,920	52,394,940

Total Common Stocks — 99.8% (Cost: $48,383,038,638)		61,868,704,835

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	2,242,451,468	2,243,572,693
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	110,470,000	110,470,000

		2,354,042,693

Total Short-Term Investments — 3.8% (Cost: $2,352,698,667)		2,354,042,693

Total Investments in Securities — 103.6% (Cost: $50,735,737,305)		64,222,747,528

Other Assets, Less Liabilities — (3.6)%		(2,238,081,900)

Net Assets — 100.0%		$61,984,665,628

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,198,632,023	$45,190,258	(a)	$—	$(48,923)	$(200,665)	$2,243,572,693	2,242,451,468	$1,890,550	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	53,880,000	56,590,000	(a)	—	—	—	110,470,000	110,470,000	3,597		—

					$(48,923)	$(200,665)	$2,354,042,693		$1,894,147		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Mid-Cap ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 400 E-Mini Index	427	12/17/21	$112,438	$(1,225,746)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/23	$8,582	$244	$8,826	0.0%	(c)

	Monthly	JPMorgan Chase Bank NA(d)	02/08/23	9,105	33	9,138	0.0	(c)

					$277	$17,964

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Rounds to less than 0.1%.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	20 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Mid-Cap ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of September 30, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Software
Envestnet Inc.(a)	110	$8,826	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$8,826

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of September 30, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Hotels, Restaurants & Leisure
Scientific Games Corp./DE(a)	110	$9,138	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$9,138

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Total Return Swaps	$—	$—	$277	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$277

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,225,746

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(412,720)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(952,784)
Swaps	277

$(952,507)

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Mid-Cap ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$121,930,650
Total return swaps:
Average notional value	$5,896

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$1,225,746
Swaps - OTC(a)	277	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	277	1,225,746
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(1,225,746)

Total derivative assets and liabilities subject to an MNA	277	—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
	Counterparty	for Offset(a)	Received	Received	Assets	(b)

HSBC Bank PLC	$244	$—	$—	$—	$244
JPMorgan Chase Bank NA	33	—	—	—	33

	$277	$—	$—	$—	$277

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$61,868,704,835	$—	$—	$61,868,704,835
Money Market Funds	2,354,042,693	—	—	2,354,042,693

	$64,222,747,528	$—	$—	$64,222,747,528

Derivative financial instruments(a)
Assets
Swaps	$—	$277	$—	$277
Liabilities
Futures Contracts	(1,225,746)	—	—	(1,225,746)

	$(1,225,746)	$277	$—	$(1,225,469)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) September 30, 2021	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
AAR Corp.(a)(b)	2,215,446	$71,846,914
Aerojet Rocketdyne Holdings Inc.(a)	4,957,922	215,917,503
Aerovironment Inc.(a)(b)(c)	1,533,984	132,413,499
Kaman Corp.(a)	1,853,045	66,098,115
Moog Inc., Class A(a)	1,948,873	148,562,589
National Presto Industries Inc.	338,879	27,815,188
Park Aerospace Corp.(a)	1,286,361	17,597,418
Triumph Group Inc.(a)(b)	3,349,403	62,399,378

		742,650,604

Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings Inc.(a)(b)(c)	1,796,922	146,772,589
Echo Global Logistics Inc.(a)(b)	1,772,667	84,573,943
Forward Air Corp.(a)	1,803,973	149,765,838
Hub Group Inc., Class A(a)(b)(c)	2,243,928	154,270,050

		535,382,420

Airlines — 0.6%
Allegiant Travel Co.(a)(b)	1,005,796	196,613,002
Hawaiian Holdings Inc.(a)(b)	3,408,754	73,833,612
SkyWest Inc.(a)(b)	3,353,670	165,470,078

		435,916,692

Auto Components — 1.3%
American Axle & Manufacturing Holdings Inc.(a)(b)	7,591,811	66,883,855
Cooper-Standard Holdings Inc.(a)(b)(c)	1,136,076	24,891,425
Dorman Products Inc.(a)(b)(c)	1,906,875	180,523,856
Gentherm Inc.(a)(b)(c)	2,207,041	178,615,828
LCI Industries(a)	1,682,250	226,481,317
Motorcar Parts of America Inc.(a)(b)(c)	1,278,477	24,930,302
Patrick Industries Inc.(a)	1,496,960	124,696,768
Standard Motor Products Inc.(a)	1,286,897	56,250,268

		883,273,619

Automobiles — 0.2%
Winnebago Industries Inc.(a)	2,236,560	162,038,772

Banks — 9.8%
Allegiance Bancshares Inc.(a)	1,230,943	46,960,475
Ameris Bancorp.(a)	4,377,259	227,092,197
Banc of California Inc.(a)	2,980,875	55,116,379
BancFirst Corp	1,265,761	76,097,551
Bancorp. Inc. (The)(a)(b)(c)	3,432,478	87,356,565
BankUnited Inc.(a)	5,964,822	249,448,856
Banner Corp.(a)	2,134,451	117,843,040
Berkshire Hills Bancorp. Inc.(a)	3,205,139	86,474,650
Brookline Bancorp. Inc.(a)	4,873,841	74,374,814
Cadence BanCorp.(a)	8,061,095	177,021,646
Central Pacific Financial Corp.(a)	1,578,223	40,528,767
City Holding Co.(a)	990,496	77,169,543
Columbia Banking System Inc.(a)	4,543,546	172,609,313
Community Bank System Inc.(a)	3,466,101	237,150,630
Customers Bancorp. Inc.(a)(b)(c)	1,969,434	84,725,051
CVB Financial Corp.(a)	8,429,949	171,718,061
Dime Community Bancshares Inc.(a)	2,236,376	73,040,040
Eagle Bancorp. Inc.(a)	2,042,287	117,431,502
FB Financial Corp.	2,364,672	101,397,135
First BanCorp./Puerto Rico(a)	13,297,533	174,862,559
First Bancorp./Southern Pines NC(a)	1,765,492	75,933,811
First Commonwealth Financial Corp.(a)	5,918,082	80,663,458
First Financial Bancorp.(a)	6,099,638	142,792,526
First Hawaiian Inc.(a)	8,626,131	253,176,945

Security	Shares	Value

Banks (continued)
First Midwest Bancorp. Inc.(a)	7,273,440	$138,268,094
Great Western Bancorp. Inc.(a)	3,538,485	115,849,999
Hanmi Financial Corp.(a)	1,899,259	38,099,136
Heritage Financial Corp./WA(a)	2,253,700	57,469,350
Hilltop Holdings Inc	3,945,048	128,884,718
Hope Bancorp Inc.(a)	7,866,694	113,595,061
Independent Bank Corp.(a)	2,117,569	161,252,879
Independent Bank Group Inc.(a)	2,471,284	175,560,015
Investors Bancorp. Inc.(a)	14,999,725	226,645,845
Lakeland Financial Corp.(a)	1,619,457	115,370,117
National Bank Holdings Corp., Class A(a)	2,018,150	81,694,712
NBT Bancorp. Inc.(a)	2,781,815	100,479,158
OFG Bancorp.(a)	3,272,857	82,541,454
Old National Bancorp./IN(a)	10,498,936	177,956,965
Pacific Premier Bancorp. Inc.(a)	6,246,131	258,839,669
Park National Corp.(a)	967,910	118,036,624
Preferred Bank/Los Angeles CA(a)	870,925	58,073,279
Renasant Corp.(a)	3,644,699	131,391,399
S&T Bancorp. Inc.(a)	2,452,451	72,273,731
Seacoast Banking Corp. of Florida(a)(c)	3,577,174	120,944,253
ServisFirst Bancshares Inc.(a)	3,247,271	252,637,684
Simmons First National Corp., Class A(a)	6,814,852	201,447,025
Southside Bancshares Inc.(a)	2,075,330	79,464,386
Tompkins Financial Corp.(a)	794,610	64,291,895
Triumph Bancorp. Inc.(a)(b)(c)	1,571,444	157,348,688
Trustmark Corp.(a)	3,583,953	115,474,966
United Community Banks Inc./GA(a)	5,453,966	178,999,164
Veritex Holdings Inc.(a)	3,210,004	126,345,757
Westamerica Bancorp.(a)	1,734,895	97,605,193

		6,747,826,730

Beverages — 0.7%
Celsius Holdings Inc.(b)(c)	2,528,294	227,774,007
Coca-Cola Consolidated Inc.(c)	309,036	121,815,811
MGP Ingredients Inc.(c)	833,303	54,248,025
National Beverage Corp.	1,552,805	81,506,734

		485,344,577

Biotechnology — 2.0%
Anika Therapeutics Inc.(a)(b)(c)	964,555	41,051,461
Coherus Biosciences Inc.(a)(b)(c)	4,225,585	67,905,151
Cytokinetics Inc.(a)(b)(c)	5,565,289	198,903,429
Eagle Pharmaceuticals Inc./DE(a)(b)(c)	770,709	42,990,148
Enanta Pharmaceuticals Inc.(a)(b)(c)	1,197,638	68,037,815
Ligand Pharmaceuticals Inc.(a)(b)(c)	1,110,138	154,664,426
Myriad Genetics Inc.(a)(b)(c)	5,195,915	167,776,095
Organogenesis Holdings Inc., Class A(b)(c)	4,206,451	59,899,862
REGENXBIO Inc.(a)(b)(c)	2,495,549	104,613,414
Spectrum Pharmaceuticals Inc.(a)(b)(c)	10,997,425	23,974,386
uniQure NV(a)(b)(c)	2,392,262	76,576,307
Vanda Pharmaceuticals Inc.(a)(b)(c)	3,703,708	63,481,555
Vericel Corp.(a)(b)(c)	3,104,087	151,479,446
Xencor Inc.(a)(b)(c)	3,882,488	126,802,058

		1,348,155,553

Building Products — 1.8%
AAON Inc.(a)(c)	2,755,885	180,069,526
American Woodmark Corp.(a)(b)(c)	1,118,430	73,111,769
Apogee Enterprises Inc.(a)	1,699,289	64,165,153
Gibraltar Industries Inc.(a)(b)(c)	2,172,465	151,312,187
Griffon Corp.(a)	3,169,157	77,961,262
Insteel Industries Inc.(a)(c)	1,294,548	49,257,551

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
PGT Innovations Inc.(a)(b)(c)	3,966,599	$75,762,041
Quanex Building Products Corp.(a)(c)	2,246,609	48,099,899
Resideo Technologies Inc.(a)(b)(c)	9,597,879	237,931,420
UFP Industries Inc.(a)	4,117,312	279,894,870

		1,237,565,678

Capital Markets — 1.0%
B. Riley Financial Inc.	1,064,794	62,865,438
Blucora Inc.(a)(b)	3,254,710	50,740,929
BrightSphere Investment Group Inc.(c)	3,963,559	103,567,797
Donnelley Financial Solutions Inc.(a)(b)(c)	1,968,664	68,155,148
Greenhill & Co. Inc.(a)	959,733	14,031,296
Piper Sandler Cos.(a)	951,403	131,731,259
StoneX Group Inc.(a)(b)(c)	1,121,298	73,893,538
Virtus Investment Partners Inc.(a)	474,672	147,300,215
WisdomTree Investments Inc.(a)	7,271,225	41,227,846

		693,513,466

Chemicals — 2.9%
AdvanSix Inc.(a)(b)	1,871,763	74,402,579
American Vanguard Corp.(a)	1,796,502	27,037,355
Balchem Corp.(a)	2,154,868	312,606,701
Ferro Corp.(a)(b)(c)	5,505,437	111,980,589
FutureFuel Corp.	1,726,653	12,311,036
GCP Applied Technologies Inc.(b)(c)	3,570,882	78,273,733
Hawkins Inc.(a)	1,262,440	44,033,907
HB Fuller Co.(a)	3,497,088	225,772,001
Innospec Inc.(a)	1,640,348	138,150,109
Koppers Holdings Inc.(a)(b)(c)	1,426,960	44,606,770
Kraton Corp.(a)(b)	2,140,043	97,671,563
Livent Corp.(a)(b)(c)	10,753,460	248,512,461
Quaker Chemical Corp.(c)	892,591	212,186,732
Rayonier Advanced Materials Inc.(a)(b)(c)	4,262,215	31,966,612
Stepan Co.(a)	1,420,762	160,460,860
Tredegar Corp.(a)	1,714,104	20,877,787
Trinseo SA(a)(c)	2,584,683	139,521,188

		1,980,371,983

Commercial Services & Supplies — 2.0%
ABM Industries Inc.(a)	4,468,801	201,140,733
Brady Corp., Class A, NVS	3,230,100	163,766,070
CoreCivic Inc.(a)(b)	8,007,065	71,262,878
Deluxe Corp.(a)	2,832,155	101,646,043
Harsco Corp.(a)(b)(c)	5,271,470	89,351,416
Healthcare Services Group Inc.(a)	4,969,779	124,194,777
HNI Corp.(a)	2,920,687	107,247,627
Interface Inc.(a)(c)	3,931,164	59,557,135
Matthews International Corp., Class A(a)	2,104,410	73,001,983
Pitney Bowes Inc.(a)	10,693,304	77,098,722
U.S. Ecology Inc.(a)(b)	2,097,636	67,858,525
UniFirst Corp./MA(a)	1,014,640	215,732,757
Viad Corp.(a)(b)(c)	1,364,149	61,946,006

		1,413,804,672

Communications Equipment — 1.0%
ADTRAN Inc.(a)	3,232,613	60,643,820
Applied Optoelectronics Inc.(a)(b)(c)	1,695,639	12,174,688
CalAmp Corp.(a)(b)(c)	2,359,561	23,477,632
Comtech Telecommunications Corp.(a)	1,743,254	44,644,735
Digi International Inc.(a)(b)(c)	2,281,081	47,948,323
Extreme Networks Inc.(b)(c)	5,838,562	57,509,836
Harmonic Inc.(a)(b)(c)	6,777,022	59,298,942
NETGEAR Inc.(a)(b)(c)	2,033,211	64,879,763

Security	Shares	Value

Communications Equipment (continued)
Plantronics Inc.(a)(b)	2,817,330	$72,433,554
Viavi Solutions Inc.(a)(b)(c)	15,219,914	239,561,446

		682,572,739

Construction & Engineering — 0.8%
Arcosa Inc.(a)	3,221,983	161,646,887
Comfort Systems USA Inc.(a)	2,416,769	172,363,965
Granite Construction Inc.(a)	3,050,198	120,635,331
Matrix Service Co.(a)(b)(c)	1,773,752	18,553,446
MYR Group Inc.(a)(b)(c)	1,122,786	111,717,207

		584,916,836

Consumer Finance — 0.8%
Encore Capital Group Inc.(a)(b)(c)	2,015,020	99,280,035
Enova International Inc.(a)(b)(c)	2,454,645	84,807,985
EZCORP Inc., Class A, NVS(b)(c)	3,550,020	26,873,651
Green Dot Corp., Class A(a)(b)(c)	3,605,796	181,479,713
PRA Group Inc.(a)(b)(c)	3,051,253	128,579,802
World Acceptance Corp.(b)(c)	280,659	53,207,333

		574,228,519

Containers & Packaging — 0.3%
Myers Industries Inc.(a)	2,419,045	47,340,710
O-I Glass Inc.(a)(b)	10,470,062	149,407,785

		196,748,495

Diversified Consumer Services — 0.6%
Adtalem Global Education Inc.(a)(b)(c)	3,290,037	124,396,299
American Public Education Inc.(a)(b)(c)	1,250,087	32,014,728
Perdoceo Education Corp.(a)(b)(c)	4,686,560	49,490,074
Regis Corp.(b)(c)	1,627,468	5,663,589
Strategic Education Inc.(a)	1,507,397	106,271,488
WW International Inc.(a)(b)(c)	3,534,930	64,512,472

		382,348,650

Diversified Telecommunication Services — 0.4%
ATN International Inc.	731,985	34,293,497
Cogent Communications Holdings Inc.(a)	2,823,978	200,050,602
Consolidated Communications Holdings Inc.(b)(c)	4,820,788	44,303,042

		278,647,141

Electrical Equipment — 0.6%
AZZ Inc.(a)	1,668,942	88,787,714
Encore Wire Corp.(a)	1,374,553	130,348,861
Powell Industries Inc.(a)	602,068	14,792,811
Vicor Corp.(b)(c)	1,420,108	190,521,689

		424,451,075

Electronic Equipment, Instruments & Components — 3.7%
Advanced Energy Industries Inc.(a)	2,554,439	224,152,022
Arlo Technologies Inc.(a)(b)(c)	5,525,587	35,419,013
Badger Meter Inc.(a)	1,942,171	196,431,175
Benchmark Electronics Inc.(a)(c)	2,368,621	63,265,867
CTS Corp.(a)	2,158,563	66,721,182
Daktronics Inc.(a)(b)	2,527,406	13,723,815
ePlus Inc.(a)(b)(c)	898,965	92,242,799
Fabrinet(a)(b)(c)	2,455,305	251,693,316
FARO Technologies Inc.(a)(b)(c)	1,209,866	79,621,282
Insight Enterprises Inc.(a)(b)(c)	2,320,275	209,010,372
Itron Inc.(a)(b)(c)	3,011,265	227,741,972
Knowles Corp.(a)(b)(c)	6,123,314	114,750,904
Methode Electronics Inc.(a)	2,542,518	106,912,882
OSI Systems Inc.(a)(b)(c)	1,113,074	105,519,415
PC Connection Inc.	735,593	32,388,160
Plexus Corp.(a)(b)(c)	1,880,517	168,137,025

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Rogers Corp.(a)(b)(c)	1,246,753	$232,494,499
Sanmina Corp.(a)(b)(c)	4,333,243	167,003,185
ScanSource Inc.(a)(b)(c)	1,695,161	58,974,651
TTM Technologies Inc.(a)(b)(c)	7,175,567	90,196,877

		2,536,400,413

Energy Equipment & Services — 1.4%
Archrock Inc.(a)	8,921,135	73,599,364
Bristow Group Inc.(a)(b)(c)	1,549,595	49,323,609
Core Laboratories NV(a)(c)	3,084,180	85,585,995
DMC Global Inc.(a)(b)(c)	1,252,141	46,216,524
Dril-Quip Inc.(a)(b)(c)	2,358,547	59,388,213
Helix Energy Solutions Group Inc.(a)(b)(c)	9,478,950	36,778,326
Helmerich & Payne Inc.(a)	7,182,599	196,875,039
Nabors Industries Ltd.(a)(b)(c)	518,079	49,984,262
Oceaneering International Inc.(a)(b)(c)	6,643,114	88,486,279
Oil States International Inc.(a)(b)(c)	4,104,260	26,226,221
Patterson-UTI Energy Inc.(a)	12,583,189	113,248,701
ProPetro Holding Corp.(a)(b)(c)	5,662,256	48,978,514
RPC Inc.(b)(c)	4,760,619	23,136,608
U.S. Silica Holdings Inc.(a)(b)	4,999,012	39,942,106

		937,769,761

Entertainment — 0.2%
Cinemark Holdings Inc.(a)(b)	7,087,300	136,147,033
Marcus Corp. (The)(a)(b)	1,462,014	25,512,144

		161,659,177

Equity Real Estate Investment Trusts (REITs) — 7.4%
Acadia Realty Trust(a)	5,885,846	120,130,117
Agree Realty Corp.(a)	4,587,980	303,861,915
Alexander & Baldwin Inc.(a)	4,827,291	113,151,701
American Assets Trust Inc.(a)	3,502,183	131,051,688
Armada Hoffler Properties Inc.(a)	4,060,020	54,282,467
Brandywine Realty Trust(a)	11,376,462	152,672,120
CareTrust REIT Inc.(a)	6,297,460	127,964,387
Centerspace(a)	934,928	88,350,696
Chatham Lodging Trust(a)(b)	3,260,526	39,941,443
Community Healthcare Trust Inc.(a)	1,545,854	69,857,142
DiamondRock Hospitality Co.(a)(b)	14,020,446	132,493,215
Diversified Healthcare Trust(a)	15,868,079	53,792,788
Easterly Government Properties Inc.(a)	5,407,677	111,722,607
Essential Properties Realty Trust Inc.(a)	7,872,072	219,788,250
Four Corners Property Trust Inc.(a)	5,072,543	136,248,505
Franklin Street Properties Corp., Class C(a)	6,463,590	29,991,058
GEO Group Inc. (The)(a)(c)	7,658,536	57,209,264
Getty Realty Corp.(a)	2,575,524	75,488,608
Global Net Lease Inc.(a)	6,676,239	106,953,349
Hersha Hospitality Trust, Class A(a)(b)	2,202,950	20,553,523
Independence Realty Trust Inc.(a)	6,997,116	142,391,311
Industrial Logistics Properties Trust(a)	4,347,810	110,477,852
Innovative Industrial Properties Inc.(a)	1,592,793	368,205,958
iStar Inc.(a)(c)	4,734,783	118,748,358
Kite Realty Group Trust(a)	5,203,009	105,933,263
Lexington Realty Trust(a)	18,483,865	235,669,279
LTC Properties Inc.(a)	2,621,042	83,060,821
Mack-Cali Realty Corp.(a)(b)	5,327,612	91,208,717
NexPoint Residential Trust Inc.(a)	1,351,111	83,606,749
Office Properties Income Trust(a)	3,217,452	81,498,059
Retail Opportunity Investments Corp.(a)	8,087,129	140,877,787
Retail Properties of America Inc., Class A(a)	14,298,564	184,165,504
RPT Realty(a)	5,403,531	68,949,056

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Safehold Inc.(c)	887,456	$63,799,212
Saul Centers Inc.	868,017	38,244,829
Service Properties Trust(a)	10,974,251	123,021,354
SITE Centers Corp.	9,273,175	143,177,822
Summit Hotel Properties Inc.(a)(b)	7,085,847	68,236,707
Tanger Factory Outlet Centers Inc.(a)	6,920,176	112,798,869
Uniti Group Inc.(a)	15,537,392	192,197,539
Universal Health Realty Income Trust(a)	857,180	47,376,339
Urstadt Biddle Properties Inc., Class A(a)	1,947,702	36,869,999
Washington REIT(a)	5,632,175	139,396,331
Whitestone REIT(a)	2,911,046	28,470,030
Xenia Hotels & Resorts Inc.(a)(b)	7,602,611	134,870,319

		5,088,756,907

Food & Staples Retailing — 0.7%
Andersons Inc. (The)(a)	2,060,432	63,523,119
Chefs’ Warehouse Inc. (The)(a)(b)(c)	2,173,041	70,775,945
PriceSmart Inc.(a)	1,598,357	123,952,585
SpartanNash Co.(a)	2,423,416	53,072,810
United Natural Foods Inc.(a)(b)(c)	3,751,130	181,629,715

		492,954,174

Food Products — 1.3%
B&G Foods Inc.(a)(c)	4,315,213	128,981,717
Calavo Growers Inc.(a)	1,182,589	45,222,203
Cal-Maine Foods Inc.(a)(c)	2,492,937	90,144,602
Fresh Del Monte Produce Inc.	2,214,569	71,353,413
J&J Snack Foods Corp.(a)	989,905	151,277,282
John B Sanfilippo & Son Inc.(a)	593,216	48,477,611
Seneca Foods Corp., Class A(a)(b)(c)	432,392	20,849,942
Simply Good Foods Co. (The)(a)(b)(c)	5,610,734	193,514,216
TreeHouse Foods Inc.(a)(b)(c)	3,710,511	147,975,179

		897,796,165

Gas Utilities — 0.6%
Chesapeake Utilities Corp.(a)	1,160,005	139,258,600
Northwest Natural Holding Co.(a)	2,041,833	93,903,900
South Jersey Industries Inc.(a)	7,485,352	159,138,584

		392,301,084

Health Care Equipment & Supplies — 3.3%
AngioDynamics Inc.(a)(b)	2,559,124	66,383,676
Avanos Medical Inc.(a)(b)(c)	3,203,419	99,946,673
BioLife Solutions Inc.(b)(c)	1,935,882	81,926,526
Cardiovascular Systems Inc.(a)(b)(c)	2,673,480	87,770,348
CONMED Corp.(a)	1,941,313	253,981,980
CryoLife Inc.(a)(b)(c)	2,616,554	58,322,989
Cutera Inc.(a)(b)(c)	1,086,844	50,646,930
Glaukos Corp.(a)(b)(c)	3,099,467	149,301,325
Heska Corp.(a)(b)(c)	708,587	183,198,083
Inogen Inc.(a)(b)(c)	1,347,887	58,080,451
Integer Holdings Corp.(a)(b)(c)	2,196,704	196,253,535
Invacare Corp.(a)(b)	2,340,829	11,142,346
Lantheus Holdings Inc.(a)(b)(c)	4,500,239	115,566,137
LeMaitre Vascular Inc.(a)	1,277,642	67,830,014
Meridian Bioscience Inc.(a)(b)(c)	2,885,979	55,526,236
Merit Medical Systems Inc.(a)(b)(c)	3,371,201	242,052,232
Mesa Laboratories Inc.(a)(c)	346,305	104,708,780
Natus Medical Inc.(a)(b)(c)	2,271,995	56,981,635
OraSure Technologies Inc.(a)(b)(c)	4,793,441	54,213,818
Orthofix Medical Inc.(a)(b)	1,316,989	50,203,621
Surmodics Inc.(a)(b)	927,699	51,580,064
Tactile Systems Technology Inc.(a)(b)(c)	1,316,793	58,531,449

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varex Imaging Corp.(a)(b)(c)	2,622,758	$73,961,776
Zynex Inc.(b)(c)	1,337,544	15,234,626

		2,243,345,250

Health Care Providers & Services — 4.0%
Addus HomeCare Corp.(a)(b)(c)	1,059,549	84,499,033
AMN Healthcare Services Inc.(a)(b)	3,146,230	361,029,892
Apollo Medical Holdings Inc.(b)(c)	2,505,050	228,084,802
Community Health Systems Inc.(a)(b)(c)	8,264,632	96,696,194
CorVel Corp.(b)(c)	628,507	117,040,574
Covetrus Inc.(b)	6,870,625	124,633,138
Cross Country Healthcare Inc.(a)(b)	2,363,571	50,202,248
Ensign Group Inc. (The)(a)	3,486,926	261,135,888
Fulgent Genetics Inc.(b)(c)	1,277,310	114,894,035
Hanger Inc.(a)(b)(c)	2,446,716	53,729,883
Joint Corp. (The)(a)(b)(c)	956,983	93,803,474
Magellan Health Inc.(a)(b)(c)	1,549,445	146,500,025
MEDNAX Inc.(a)(b)(c)	5,745,276	163,338,197
ModivCare Inc.(a)(b)	853,031	154,927,490
Owens & Minor Inc.(a)(c)	5,023,376	157,181,435
Pennant Group Inc. (The)(a)(b)(c)	1,793,562	50,381,157
RadNet Inc.(b)(c)	2,484,582	72,823,098
Select Medical Holdings Corp.(a)	7,077,095	255,978,526
Tivity Health Inc.(a)(b)(c)	2,941,015	67,819,806
U.S. Physical Therapy Inc.(a)	859,169	95,024,091

		2,749,722,986

Health Care Technology — 1.1%
Allscripts Healthcare Solutions Inc.(a)(b)(c)	8,321,668	111,260,701
Computer Programs & Systems Inc.(a)(c)	979,578	34,735,836
HealthStream Inc.(a)(b)	1,688,077	48,245,241
NextGen Healthcare Inc.(a)(b)	3,761,268	53,033,879
Omnicell Inc.(a)(b)(c)	2,894,007	429,557,459
Simulations Plus Inc.(a)(c)	1,041,848	41,152,996
Tabula Rasa HealthCare Inc.(a)(b)(c)	1,536,967	40,283,905

		758,270,017

Hotels, Restaurants & Leisure — 1.6%
BJ’s Restaurants Inc.(a)(b)(c)	1,550,760	64,759,738
Bloomin’ Brands Inc.(a)(b)	5,404,906	135,122,650
Brinker International Inc.(a)(b)	3,045,578	149,385,601
Cheesecake Factory Inc. (The)(a)(b)	3,230,263	151,822,361
Chuy’s Holdings Inc.(a)(b)(c)	1,337,232	42,162,925
Dave & Buster’s Entertainment Inc.(a)(b)	2,564,562	98,299,661
Dine Brands Global Inc.(a)(b)	1,143,395	92,855,108
El Pollo Loco Holdings Inc.(b)(c)	1,291,425	21,825,083
Fiesta Restaurant Group Inc.(b)(c)	1,167,871	12,799,866
Monarch Casino & Resort Inc.(b)(c)	866,735	58,062,578
Red Robin Gourmet Burgers Inc.(a)(b)(c)	1,048,666	24,182,238
Ruth’s Hospitality Group Inc.(a)(b)	2,150,172	44,530,062
Shake Shack Inc., Class A(a)(b)(c)	2,605,227	204,406,110

		1,100,213,981

Household Durables — 2.3%
Cavco Industries Inc.(a)(b)(c)	568,734	134,642,087
Century Communities Inc.(a)	1,977,716	121,530,648
Ethan Allen Interiors Inc.(a)	1,465,895	34,741,712
Installed Building Products Inc.(a)	1,561,935	167,361,335
iRobot Corp.(a)(b)(c)	1,867,276	146,581,166
La-Z-Boy Inc.(a)	3,011,265	97,053,071
LGI Homes Inc.(a)(b)(c)	1,442,011	204,635,781
M/I Homes Inc.(a)(b)(c)	1,951,651	112,805,428
MDC Holdings Inc.(a)	3,760,765	175,702,941

Security	Shares	Value

Household Durables (continued)
Meritage Homes Corp.(a)(b)(c)	2,506,093	$243,091,021
Tupperware Brands Corp.(a)(b)(c)	3,321,145	70,142,582
Universal Electronics Inc.(a)(b)(c)	901,760	44,411,680

		1,552,699,452

Household Products — 0.5%
Central Garden & Pet Co.(a)(b)(c)	651,968	31,294,464
Central Garden & Pet Co., Class A, NVS(b)(c)	2,673,509	114,960,887
WD-40 Co.(a)(c)	912,471	211,218,787

		357,474,138

Industrial Conglomerates — 0.2%
Raven Industries Inc.(a)(b)	2,391,012	137,746,201

Insurance — 2.5%
Ambac Financial Group Inc.(b)(c)	2,217,455	31,753,956
American Equity Investment Life Holding Co.(a)	5,480,971	162,072,312
AMERISAFE Inc.(a)	1,288,991	72,389,735
Assured Guaranty Ltd.(a)	3,725,780	174,403,762
eHealth Inc.(a)(b)(c)	1,568,779	63,535,550
Employers Holdings Inc.(a)	1,739,258	68,683,298
Genworth Financial Inc., Class A(a)(b)(c)	28,456,419	106,711,571
HCI Group Inc.(a)	440,965	48,845,693
Horace Mann Educators Corp.(a)	2,602,421	103,550,332
James River Group Holdings Ltd.(a)	2,459,913	92,812,517
Palomar Holdings Inc.(a)(b)(c)	1,604,666	129,705,153
ProAssurance Corp.(a)(c)	3,405,081	80,972,826
Safety Insurance Group Inc.(a)	932,322	73,886,519
Selectquote Inc.(a)(b)(c)	8,266,155	106,881,384
SiriusPoint Ltd.(b)(c)	5,827,686	53,964,372
Stewart Information Services Corp.(a)	1,677,247	106,102,645
Trupanion Inc.(a)(b)(c)	2,276,640	176,826,629
United Fire Group Inc.(a)	1,444,529	33,368,620
Universal Insurance Holdings Inc.(a)	1,881,887	24,539,806

		1,711,006,680

Interactive Media & Services — 0.1%
QuinStreet Inc.(a)(b)(c)	3,283,800	57,663,528

Internet & Direct Marketing Retail — 0.9%
Liquidity Services Inc.(a)(b)(c)	1,777,461	38,410,932
PetMed Express Inc.(a)	1,360,787	36,564,347
Shutterstock Inc.	1,560,281	176,811,043
Stamps.com Inc.(a)(b)	1,218,508	401,851,753

		653,638,075

IT Services — 1.5%
CSG Systems International Inc.(a)	2,179,635	105,058,407
EVERTEC Inc.(a)	3,976,378	181,800,002
ExlService Holdings Inc.(a)(b)(c)	2,208,361	271,893,406
Perficient Inc.(a)(b)(c)	2,192,150	253,631,755
TTEC Holdings Inc.	1,219,818	114,089,578
Unisys Corp.(a)(b)(c)	4,467,708	112,318,179

		1,038,791,327

Leisure Products — 0.3%
Sturm Ruger & Co. Inc.(a)	1,171,396	86,425,597
Vista Outdoor Inc.(a)(b)(c)	3,819,383	153,959,329

		240,384,926

Life Sciences Tools & Services — 0.6%
NeoGenomics Inc.(a)(b)(c)	8,175,617	394,391,764

Machinery — 5.4%
Alamo Group Inc.(a)	659,009	91,951,526

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Albany International Corp., Class A(a)	2,155,462	$165,690,364
Astec Industries Inc.(a)	1,514,929	81,518,330
Barnes Group Inc.(a)	3,097,356	129,252,666
Chart Industries Inc.(a)(b)(c)	2,370,798	453,083,206
CIRCOR International Inc.(a)(b)(c)	1,354,309	44,705,740
Enerpac Tool Group Corp.(a)	4,007,577	83,077,071
EnPro Industries Inc.(a)	1,371,446	119,480,376
ESCO Technologies Inc.(a)	1,734,856	133,583,912
Federal Signal Corp.(a)	4,069,428	157,161,309
Franklin Electric Co. Inc.(a)	2,596,333	207,317,190
Greenbrier Companies Inc. (The)(a)	2,155,264	92,654,799
Hillenbrand Inc.(a)	4,861,994	207,364,044
John Bean Technologies Corp.(a)(c)	2,114,682	297,218,555
Lindsay Corp.(a)	726,095	110,213,960
Lydall Inc.(a)(b)(c)	1,198,519	74,416,045
Meritor Inc.(a)(b)(c)	4,669,210	99,500,865
Mueller Industries Inc.(a)	3,804,623	156,370,005
Proto Labs Inc.(a)(b)(c)	1,848,023	123,078,332
SPX Corp.(a)(b)(c)	3,016,611	161,237,858
SPX FLOW Inc.(a)	2,771,228	202,576,767
Standex International Corp.(a)	812,875	80,401,466
Tennant Co.(a)	1,242,793	91,904,542
Titan International Inc.(a)(b)	3,403,252	24,367,284
Wabash National Corp.(a)	3,344,173	50,597,338
Watts Water Technologies Inc., Class A(a)	1,835,046	308,452,882

		3,747,176,432

Marine — 0.3%
Matson Inc.(a)	2,893,083	233,500,729

Media — 0.8%
AMC Networks Inc., Class A(a)(b)(c)	1,943,388	90,542,447
EW Scripps Co. (The), Class A	3,803,261	68,686,894
Gannett Co. Inc.(a)(b)	9,493,664	63,417,675
Meredith Corp.(a)(b)	2,702,074	150,505,522
Scholastic Corp.	2,026,889	72,258,593
TechTarget Inc.(a)(b)(c)	1,687,045	139,046,249

		584,457,380

Metals & Mining — 1.3%
Allegheny Technologies Inc.(a)(b)(c)	8,470,468	140,863,883
Arconic Corp.(a)(b)(c)	7,281,007	229,642,961
Carpenter Technology Corp.(a)	3,197,414	104,683,334
Century Aluminum Co.(b)(c)	3,375,216	45,396,655
Haynes International Inc.(a)	848,503	31,606,737
Kaiser Aluminum Corp.(a)	1,055,787	115,038,552
Materion Corp.(a)	1,360,514	93,385,681
Olympic Steel Inc.(a)	622,557	15,165,489
SunCoke Energy Inc.(a)	5,552,855	34,871,929
TimkenSteel Corp.(a)(b)(c)	2,748,277	35,947,463
Warrior Met Coal Inc.	2,470,246	57,482,624

		904,085,308

Mortgage Real Estate Investment — 1.4%
Apollo Commercial Real Estate Finance Inc.(a)	8,762,260	129,944,316
ARMOUR Residential REIT Inc.(a)	5,547,852	59,805,845
Capstead Mortgage Corp.(a)	6,478,315	43,339,927
Ellington Financial Inc.(a)	3,178,922	58,142,483
Granite Point Mortgage Trust Inc.(a)	3,660,896	48,214,000
Invesco Mortgage Capital Inc.(a)	19,340,302	60,921,951
KKR Real Estate Finance Trust Inc.	2,687,827	56,713,150
New York Mortgage Trust Inc.(a)	25,255,674	107,589,171

Security	Shares	Value

Mortgage Real Estate Investment (continued)
PennyMac Mortgage Investment Trust	6,515,121	$128,282,733
Ready Capital Corp.(a)	3,793,349	54,738,026
Redwood Trust Inc.(a)	7,525,802	97,007,588
Two Harbors Investment Corp.(a)	20,894,490	132,471,067

		977,170,257

Multi-Utilities — 0.3%
Avista Corp.(a)	4,578,084	179,094,646
Unitil Corp.(a)	1,059,715	45,334,608

		224,429,254

Multiline Retail — 0.8%
Big Lots Inc.(a)	2,305,845	99,981,439
Macy’s Inc.(a)	19,903,825	449,826,445

		549,807,884

Oil, Gas & Consumable Fuels — 3.5%
Bonanza Creek Energy Inc.	1,493,125	71,520,687
Callon Petroleum Co.(a)(b)(c)	2,619,283	128,554,410
CONSOL Energy Inc.(a)(b)(c)	2,121,257	55,195,107
Dorian LPG Ltd.	1,846,304	22,912,633
Green Plains Inc.(a)(b)(c)	2,744,526	89,608,774
Laredo Petroleum Inc.(a)(b)(c)	898,611	72,850,394
Matador Resources Co.(a)(c)	7,320,072	278,455,539
Par Pacific Holdings Inc.(b)(c)	2,473,995	38,891,201
PBF Energy Inc., Class A(a)(b)	6,323,688	82,018,233
PDC Energy Inc.(a)(c)	6,567,559	311,236,621
Penn Virginia Corp.(a)(b)(c)	1,023,919	27,307,920
Range Resources Corp.(a)(b)	17,292,820	391,336,516
Renewable Energy Group Inc.(a)(b)(c)	3,343,999	167,868,750
REX American Resources Corp.(a)(b)(c)	352,617	28,163,520
SM Energy Co.(a)	8,069,379	212,870,218
Southwestern Energy Co.(b)(c)	45,067,593	249,674,465
Talos Energy Inc.(b)(c)	2,737,491	37,695,251
World Fuel Services Corp.(a)	4,227,143	142,116,548

		2,408,276,787

Paper & Forest Products — 0.6%
Clearwater Paper Corp.(a)(b)(c)	1,115,953	42,774,478
Domtar Corp.(a)(b)	3,323,285	181,251,964
Glatfelter Corp.(a)	2,977,458	41,982,158
Mercer International Inc.	2,695,823	31,244,589
Neenah Inc.(a)	1,127,610	52,557,902
Schweitzer-Mauduit International Inc.(a)	2,094,072	72,580,535

		422,391,626

Personal Products — 0.8%
Edgewell Personal Care Co.(a)	3,618,805	131,362,621
elf Beauty Inc.(a)(b)(c)	3,173,961	92,203,567
Inter Parfums Inc.	1,180,071	88,233,909
Medifast Inc.(a)	780,843	150,421,596
USANA Health Sciences Inc.(b)(c)	799,251	73,690,942

		535,912,635

Pharmaceuticals — 1.3%
Amphastar Pharmaceuticals Inc.(a)(b)(c)	2,473,218	47,015,874
ANI Pharmaceuticals Inc.(a)(b)(c)	648,043	21,268,771
Cara Therapeutics Inc.(a)(b)(c)	2,813,660	43,471,047
Collegium Pharmaceutical Inc.(a)(b)(c)	2,378,281	46,947,267
Corcept Therapeutics Inc.(a)(b)(c)	6,945,293	136,683,366
Endo International PLC(a)(b)(c)	15,499,453	50,218,228
Innoviva Inc.(a)(b)(c)	4,163,477	69,571,701
Pacira BioSciences Inc.(a)(b)(c)	2,959,290	165,720,240
Phibro Animal Health Corp., Class A(a)	1,360,059	29,295,671

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Prestige Consumer Healthcare Inc.(a)(b)(c)	3,332,341	$186,977,654
Supernus Pharmaceuticals Inc.(a)(b)(c)	3,537,839	94,354,166

		891,523,985

Professional Services — 1.5%
Exponent Inc.(a)	3,465,452	392,115,894
Forrester Research Inc.(b)(c)	743,450	36,622,347
Heidrick & Struggles International Inc.(a)	1,299,988	58,018,464
Kelly Services Inc., Class A, NVS	2,409,254	45,486,715
Korn Ferry(a)	3,704,302	268,043,293
ManTech International Corp./VA, Class A(a)	1,831,247	139,028,272
Resources Connection Inc.(a)	2,067,333	32,622,515
TrueBlue Inc.(a)(b)	2,363,298	63,998,110

		1,035,935,610

Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(b)	1,659,880	67,424,326
RE/MAX Holdings Inc., Class A(a)	1,263,256	39,363,057
Realogy Holdings Corp.(a)(b)(c)	7,760,758	136,123,695
St Joe Co. (The)(c)	2,195,020	92,410,342

		335,321,420

Road & Rail — 0.4%
ArcBest Corp.(a)	1,701,341	139,118,654
Heartland Express Inc.	3,136,267	50,242,997
Marten Transport Ltd.	3,972,367	62,326,438

		251,688,089

Semiconductors & Semiconductor Equipment — 3.6%
Axcelis Technologies Inc.(a)(b)(c)	2,234,976	105,110,921
CEVA Inc.(a)(b)(c)	1,527,378	65,173,219
Cohu Inc.(a)(b)	3,235,026	103,326,731
Diodes Inc.(a)(b)(c)	2,993,037	271,139,222
DSP Group Inc.(a)(b)(c)	1,514,696	33,186,989
FormFactor Inc.(a)(b)(c)	5,170,621	193,019,282
Ichor Holdings Ltd.(a)(b)(c)	1,887,813	77,570,236
Kulicke & Soffa Industries Inc.(a)	4,125,105	240,411,120
MaxLinear Inc.(a)(b)(c)	4,683,240	230,649,570
Onto Innovation Inc.(a)(b)(c)	3,279,633	236,953,484
PDF Solutions Inc.(a)(b)(c)	1,991,719	45,889,206
Photronics Inc.(a)(b)(c)	4,125,765	56,234,177
Power Integrations Inc.(a)	4,013,390	397,285,476
Rambus Inc.(a)(b)(c)	7,249,010	160,928,022
SMART Global Holdings Inc.(a)(b)(c)	1,534,275	68,275,238
Ultra Clean Holdings Inc.(a)(b)(c)	2,975,567	126,759,154
Veeco Instruments Inc.(a)(b)(c)	3,351,625	74,439,591

		2,486,351,638

Software — 2.8%
8x8 Inc.(a)(b)(c)	7,457,807	174,438,106
Agilysys Inc.(a)(b)(c)	1,292,566	67,678,756
Alarm.com Holdings Inc.(a)(b)(c)	3,056,127	238,958,570
Bottomline Technologies DE Inc.(a)(b)(c)	2,618,204	102,843,053
Ebix Inc.(a)(c)	1,586,070	42,712,865
InterDigital Inc.(a)	2,044,076	138,629,234
LivePerson Inc.(a)(b)(c)	4,319,041	254,607,467
OneSpan Inc.(a)(b)(c)	2,305,045	43,288,745
Progress Software Corp.(a)	2,912,659	143,273,696
SPS Commerce Inc.(a)(b)(c)	2,385,228	384,761,129
Vonage Holdings Corp.(b)(c)	11,837,165	190,815,100
Xperi Holding Corp.(a)	6,654,498	125,370,742

		1,907,377,463

Security	Shares	Value

Specialty Retail — 4.3%
Aaron’s Co. Inc. (The)(a)	2,175,009	$59,899,748
Abercrombie & Fitch Co., Class A(a)(b)	4,096,373	154,146,516
America’s Car-Mart Inc./TX(a)(b)(c)	419,652	49,006,961
Asbury Automotive Group Inc.(a)(b)(c)	1,287,473	253,297,438
Barnes & Noble Education Inc.(b)(c)	2,405,333	24,029,277
Bed Bath & Beyond Inc.(a)(b)(c)	6,957,188	120,185,423
Boot Barn Holdings Inc.(a)(b)(c)	1,965,816	174,702,068
Buckle Inc. (The)(c)	1,955,212	77,406,843
Caleres Inc.(a)	2,548,325	56,623,781
Cato Corp. (The), Class A(a)	1,309,385	21,657,228
Chico’s FAS Inc.(a)(b)	8,198,610	36,811,759
Children’s Place Inc. (The)(a)(b)	927,574	69,809,219
Conn’s Inc.(b)(c)	1,276,159	29,134,710
Designer Brands Inc. , Class A(a)(b)	4,075,697	56,774,459
Genesco Inc.(a)(b)(c)	935,828	54,025,350
Group 1 Automotive Inc.(a)	1,203,098	226,038,052
Guess? Inc.	2,593,134	54,481,745
Haverty Furniture Companies Inc.(a)	1,024,435	34,533,704
Hibbett Inc.(a)	1,001,879	70,872,920
Lumber Liquidators Holdings Inc.(a)(b)(c)	1,944,742	36,327,781
MarineMax Inc.(a)(b)(c)	1,447,528	70,234,059
Monro Inc.(a)	2,230,423	128,271,627
ODP Corp. (The)(a)(b)	3,159,466	126,884,154
Rent-A-Center Inc./TX(a)(c)	4,025,999	226,301,404
Sally Beauty Holdings Inc.(a)(b)(c)	7,524,350	126,785,297
Shoe Carnival Inc	1,169,912	37,928,547
Signet Jewelers Ltd.(a)	3,505,902	276,826,022
Sleep Number Corp.(a)(b)(c)	1,572,485	146,995,898
Sonic Automotive Inc., Class A(c)	1,403,066	73,717,088
Zumiez Inc.(a)(b)(c)	1,458,780	58,001,093

		2,931,710,171

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)(c)	8,336,625	229,840,751
Diebold Nixdorf Inc.(a)(b)(c)	4,872,973	49,265,757

		279,106,508

Textiles, Apparel & Luxury Goods — 1.2%
Fossil Group Inc.(a)(b)(c)	3,173,186	37,602,254
G-III Apparel Group Ltd.(a)(b)(c)	2,898,316	82,022,343
Kontoor Brands Inc.(a)	3,186,028	159,142,099
Movado Group Inc.(a)	1,124,762	35,418,755
Oxford Industries Inc.(a)	1,057,069	95,315,912
Steven Madden Ltd.(a)	5,127,679	205,927,589
Unifi Inc.(a)(b)(c)	927,401	20,337,904
Vera Bradley Inc.(a)(b)(c)	1,704,759	16,041,782
Wolverine World Wide Inc.(a)	5,472,774	163,307,576

		815,116,214

Thrifts & Mortgage Finance — 2.3%
Axos Financial Inc.(a)(b)(c)	3,524,753	181,665,770
Capitol Federal Financial Inc.(a)	8,594,876	98,755,125
Flagstar Bancorp. Inc.(a)	3,300,435	167,596,089
HomeStreet Inc.(a)	1,348,778	55,502,215
Meta Financial Group Inc.(a)	2,083,684	109,351,736
Mr Cooper Group Inc.(b)(c)	4,187,001	172,378,831
NMI Holdings Inc., Class A(a)(b)(c)	5,705,090	128,992,085
Northfield Bancorp. Inc.(a)	2,989,014	51,291,480
Northwest Bancshares Inc.(a)	8,083,014	107,342,426
Provident Financial Services Inc.(a)	4,957,598	116,354,825
TrustCo Bank Corp. NY(a)	1,208,110	38,623,277
Walker & Dunlop Inc.(a)	1,948,889	221,198,901

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.(a)	2,937,215	$150,708,502

		1,599,761,262

Tobacco — 0.3%
Universal Corp./VA(a)	1,636,118	79,073,583
Vector Group Ltd.(a)	8,713,778	111,100,669

		190,174,252

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies Inc.(a)	2,586,729	233,141,885
Boise Cascade Co.(a)	2,618,204	141,330,652
DXP Enterprises Inc./TX(a)(b)(c)	1,181,691	34,942,603
GMS Inc.(a)(b)(c)	2,867,487	125,595,930
NOW Inc.(a)(b)(c)	7,359,669	56,301,468
Veritiv Corp.(a)(b)(c)	943,732	84,520,638

		675,833,176

Water Utilities — 0.8%
American States Water Co.(a)	2,458,473	210,248,611
California Water Service Group(a)	3,430,545	202,162,017
Middlesex Water Co.(a)	1,154,264	118,635,254

		531,045,882

Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.(a)	3,326,066	105,037,164

Total Common Stocks — 98.6% (Cost: $53,089,559,245)		67,915,935,353

Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(a)(d)(e)	2,708,213,278	$2,709,567,384
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(d)	787,950,000	787,950,000

		3,497,517,384

Total Short-Term Investments — 5.1% (Cost: $3,496,033,702)		3,497,517,384

Total Investments in Securities — 103.7% (Cost: $56,585,592,947)		71,413,452,737

Other Assets, Less Liabilities — (3.7)%		(2,580,489,025)

Net Assets — 100.0%		$68,832,963,712

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

3D Systems Corp.	$227,056,862	$22,579,274	$(21,213,579)	$7,818,912	$(6,400,718)	$229,840,751	8,336,625	$—	$—
8x8 Inc.	232,414,012	21,380,943	(14,501,104)	5,046,313	(69,902,058)	174,438,106	7,457,807	—	—
AAON Inc.	190,318,614	17,076,939	(14,500,065)	5,443,766	(18,269,728)	180,069,526	2,755,885	520,489	—
AAR Corp.	92,277,366	7,597,909	(7,515,884)	795,612	(21,308,089)	71,846,914	2,215,446	—	—
Aaron’s Co. Inc. (The)	58,232,867	6,792,418	(9,104,929)	1,021,037	2,958,355	59,899,748	2,175,009	461,646	—
Abercrombie & Fitch Co., Class A	142,627,013	15,608,480	(18,169,252)	5,632,674	8,447,601	154,146,516	4,096,373	—	—
ABM Industries Inc.	228,069,485	21,381,804	(20,878,296)	3,479,653	(30,911,913)	201,140,733	4,468,801	860,105	—
Acadia Realty Trust	104,233,586	10,429,833	(2,874,893)	(865,323)	9,206,914	120,130,117	5,885,846	1,071,982	—
Addus HomeCare Corp.	104,758,808	12,022,113	(6,894,498)	497,938	(25,885,328)	84,499,033	1,059,549	—	—
Adtalem Global Education Inc.	—	134,075,555	(7,122,804)	(22,076)	(2,534,376)	124,396,299	3,290,037	—	—
ADTRAN Inc.	53,742,460	6,010,943	(5,644,091)	1,298,623	5,235,885	60,643,820	3,232,613	578,323	—
Advanced Energy Industries Inc.	278,699,438	24,467,015	(24,751,815)	9,216,839	(63,479,455)	224,152,022	2,554,439	511,249	—
AdvanSix Inc.	50,090,400	5,745,761	(5,455,973)	1,782,631	22,239,760	74,402,579	1,871,763	—	—
Aegion Corp.(a)	58,714,544	868,974	(62,132,617)	17,761,221	(15,212,122)	—	—	—	—
Aerojet Rocketdyne Holdings Inc.	225,691,873	28,862,430	(21,472,549)	6,456,240	(23,620,491)	215,917,503	4,957,922	—	—
Aerovironment Inc.	173,727,081	16,006,576	(12,472,479)	5,528,268	(50,375,947)	132,413,499	1,533,984	—	—
Agilysys Inc.	64,951,988	6,662,313	(10,037,687)	3,145,620	2,956,522	67,678,756	1,292,566	—	—
Agree Realty Corp.	284,765,321	51,611,695	(26,326,039)	5,883,368	(12,072,430)	303,861,915	4,587,980	4,948,959	—

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

Alamo Group Inc.	$102,876,929	$9,608,578	$(9,515,472)	$3,216,539	$(14,235,048)	$91,951,526	659,009	$184,107	$—
Alarm.com Holdings Inc.	259,809,704	24,733,812	(21,120,384)	6,841,897	(31,306,459)	238,958,570	3,056,127	—	—
Albany International Corp., Class A	170,803,325	22,303,667	(13,856,908)	5,207,918	(18,767,638)	165,690,364	2,155,462	823,684	—
Alexander & Baldwin Inc.	81,112,742	8,990,490	(8,939,428)	1,336,834	30,651,063	113,151,701	4,827,291	1,661,612	—
Allegheny Technologies Inc.	178,034,775	17,543,201	(16,703,292)	4,148,798	(42,159,599)	140,863,883	8,470,468	—	—
Allegiance Bancshares Inc.	50,138,291	—	(208,301)	(5,568)	(2,963,947)	46,960,475	1,230,943	296,124	—
Allegiant Travel Co.	213,636,213	44,569,122	(15,903,539)	3,531,955	(49,220,749)	196,613,002	1,005,796	—	—
Allscripts Healthcare Solutions Inc.	140,073,043	14,475,601	(28,783,071)	7,414,449	(21,919,321)	111,260,701	8,321,668	—	—
AMC Networks Inc., Class A	106,156,533	12,786,123	(15,072,480)	809,063	(14,136,792)	90,542,447	1,943,388	—	—
American Assets Trust Inc.	108,473,164	16,423,431	(9,970,313)	767,721	15,357,685	131,051,688	3,502,183	1,111,775	—
American Axle & Manufacturing Holdings Inc.	73,028,576	7,004,080	(6,509,937)	(1,295,322)	(5,343,542)	66,883,855	7,591,811	—	—
American Equity Investment Life Holding Co.	179,893,753	7,861,292	(14,543,653)	311,999	(11,451,079)	162,072,312	5,480,971	—	—
American Public Education Inc.	44,164,667	3,281,418	(3,031,471)	7,768	(12,407,654)	32,014,728	1,250,087	—	—
American States Water Co.	185,981,265	19,570,283	(19,656,428)	5,822,555	18,530,936	210,248,611	2,458,473	1,719,880	—
American Vanguard Corp.	36,329,922	3,176,732	(2,868,066)	(8,772)	(9,592,461)	27,037,355	1,796,502	72,593	—
American Woodmark Corp.	111,651,511	9,152,548	(9,801,048)	(504,905)	(37,386,337)	73,111,769	1,118,430	—	—
America’s Car- Mart Inc./TX	62,431,322	5,481,318	(4,125,841)	982,976	(15,762,814)	49,006,961	419,652	—	—
Ameris Bancorp	231,575,664	7,888,469	(8,762,697)	(692,986)	(2,916,253)	227,092,197	4,377,259	1,329,935	—
AMERISAFE Inc.	82,552,640	7,125,359	(7,052,034)	1,538,021	(11,774,251)	72,389,735	1,288,991	756,514	—
AMN Healthcare Services Inc.	231,770,949	29,996,382	(29,864,550)	13,445,667	115,681,444	361,029,892	3,146,230	—	—
Amphastar Pharmaceuticals Inc.	44,863,701	4,185,315	(3,756,625)	124,033	1,599,450	47,015,874	2,473,218	—	—
Andersons Inc. (The)	56,402,554	6,392,150	(6,254,460)	343,807	6,639,068	63,523,119	2,060,432	730,774	—
AngioDynamics Inc.	59,182,765	5,984,637	(5,373,721)	1,949,682	4,640,313	66,383,676	2,559,124	—	—
ANI Pharmaceuticals Inc.	23,513,371	1,774,853	(1,845,027)	(724,031)	(1,450,395)	21,268,771	648,043	—	—
Anika Therapeutics Inc.	39,165,049	3,541,925	(3,292,392)	80,763	1,556,116	41,051,461	964,555	—	—
Apogee Enterprises Inc.	70,944,910	6,159,397	(7,527,065)	595,420	(6,007,509)	64,165,153	1,699,289	688,876	—
Apollo Commercial Real Estate Finance Inc.	119,741,871	15,180,780	(9,839,797)	1,861,240	3,000,222	129,944,316	8,762,260	1,162,510	—
Applied Industrial Technologies Inc.	235,541,068	23,287,582	(22,244,849)	5,614,027	(9,055,943)	233,141,885	2,586,729	1,704,628	—
Applied Optoelectronics Inc.	13,771,018	1,100,936	(746,184)	(5,252)	(1,945,830)	12,174,688	1,695,639	—	—
ArcBest Corp.	119,067,236	11,499,521	(10,165,122)	3,071,327	15,645,692	139,118,654	1,701,341	270,463	—
Archrock Inc.	81,271,297	7,812,042	(5,150,187)	399,269	(10,733,057)	73,599,364	8,921,135	2,485,230	—
Arconic Corp.	165,672,060	43,376,223	(18,269,322)	8,964,898	29,899,102	229,642,961	7,281,007	—	—
Arcosa Inc.	209,019,091	17,351,779	(16,475,153)	4,167,170	(52,416,000)	161,646,887	3,221,983	320,487	—

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

Arlo Technologies Inc.	$33,527,469	$3,372,362	$(2,158,876)		$680,155	$(2,097)	$35,419,013	5,525,587	$—		$—
Armada Hoffler Properties Inc.	49,562,770	5,697,078	(4,207,655)		253,653	2,976,621	54,282,467	4,060,020	502,029		—
ARMOUR Residential REIT Inc.	53,066,279	16,939,258	(3,135,821)		(1,285,853)	(5,778,018)	59,805,845	5,547,852	(536,930)		—
Asbury Automotive Group Inc.	253,162,543	24,463,557	(24,080,130)		9,374,704	(9,623,236)	253,297,438	1,287,473	—		—
Assured Guaranty Ltd.(b)	N/A	118,709,585	(2,649,122)		21,521	58,321,778	174,403,762	3,725,780	1,443,457		—
Astec Industries Inc.	113,618,646	9,452,091	(8,740,981)		1,697,276	(34,508,702)	81,518,330	1,514,929	331,354		—
Atlas Air Worldwide Holdings Inc.	110,157,340	12,777,024	(14,400,488)		3,217,964	35,020,749	146,772,589	1,796,922	—		—
Avanos Medical Inc.	—	136,802,457	(8,625,674)		(843,059)	(27,387,051)	99,946,673	3,203,419	—		—
Avista Corp.	220,450,147	427,086	(2,251,676)		177,362	(39,708,273)	179,094,646	4,578,084	3,868,481		—
Axcelis Technologies Inc.	92,487,714	8,985,953	(9,524,725)		2,979,622	10,182,357	105,110,921	2,234,976	—		—
Axos Financial Inc.	160,687,184	11,623,624	(6,588,331)		624,071	15,319,222	181,665,770	3,524,753	—		—
AZZ Inc.	85,214,857	8,278,829	(9,396,897)		1,160,734	3,530,191	88,787,714	1,668,942	568,627		—
B&G Foods Inc.	134,036,728	12,314,168	(12,768,958)		1,495,756	(6,095,977)	128,981,717	4,315,213	3,366,582		—
Badger Meter Inc.	180,801,970	18,370,396	(18,461,496)		6,977,253	8,743,052	196,431,175	1,942,171	742,022		—
Balchem Corp.	270,776,744	28,010,893	(28,512,329)		10,480,872	31,850,521	312,606,701	2,154,868	—		—
Banc of California Inc.	53,563,266	4,509,738	(4,143,643)		749,828	437,190	55,116,379	2,980,875	359,409		—
Bancorp. Inc. (The)	—	83,902,090	(1,056,723)		(154,000)	4,665,198	87,356,565	3,432,478	—		—
BankUnited Inc.	252,353,165	9,986,112	—		—	(12,890,421)	249,448,856	5,964,822	2,676,010		—
Banner Corp.	111,680,273	2,244,413	—		—	3,918,354	117,843,040	2,134,451	1,728,668		—
Barnes Group Inc.	153,866,088	14,774,396	(14,899,491)		570,595	(25,058,922)	129,252,666	3,097,356	994,203		—
Bed Bath & Beyond Inc.	235,518,766	19,995,391	(50,483,520)		12,551,418	(97,396,632)	120,185,423	6,957,188	—		—
Benchmark Electronics Inc.	74,949,214	6,370,325	(7,816,549)		556,109	(10,793,232)	63,265,867	2,368,621	787,262		—
Berkshire Hills Bancorp. Inc.	70,113,749	5,739,087	(3,649,084)		(2,621,604)	16,892,502	86,474,650	3,205,139	804,228		—
Big Lots Inc.	153,740,090	19,244,604	(18,479,688)		3,429,572	(57,953,139)	99,981,439	2,305,845	1,326,049		—
BJ’s Restaurants Inc.	89,865,442	6,917,937	(6,701,019)		1,679,387	(27,002,009)	64,759,738	1,550,760	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,960,673,133	—	(250,787,661	)(c)	(53,659)	(264,429)	2,709,567,384	2,708,213,278	3,201,502(d	)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	849,990,000	—	(62,040,000	)(c)	—	—	787,950,000	787,950,000	37,100		—
Bloomin’ Brands Inc.	144,746,471	13,989,585	(12,393,659)		2,950,430	(14,170,177)	135,122,650	5,404,906	—		—
Blucora Inc.	53,626,743	4,181,944	(3,657,485)		(41,987)	(3,368,286)	50,740,929	3,254,710	—		—
Boise Cascade Co.	156,338,781	15,331,055	(14,489,605)		3,702,060	(19,551,639)	141,330,652	2,618,204	5,756,446		—
Boot Barn Holdings Inc.	120,596,643	14,976,685	(12,491,142)		5,505,448	46,114,434	174,702,068	1,965,816	—		—
Boston Private Financial Holdings Inc.(a)	67,642,583	1,239,445	(75,612,364)		5,863,057	867,279	—	—	304,696		—
Bottomline Technologies DE Inc.	117,211,347	11,047,057	(10,035,973)		1,073,449	(16,452,827)	102,843,053	2,618,204	—		—
Brandywine Realty Trust	146,834,970	13,757,864	(14,900,397)		1,364,775	5,614,908	152,672,120	11,376,462	3,029,530		—

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21		Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

BrightSphere Investment Group Inc.(e)	$80,981,540	$—	$(9,112,004)	$3,228,838	$(31,699,734)	$	N/A	N/A	$80,077	$—
Brinker International Inc.	214,629,411	16,631,690	(15,284,818)	3,312,876	(69,903,558)		149,385,601	3,045,578	—	—
Bristow Group Inc.	40,152,484	3,929,532	(3,962,609)	106,595	9,097,607		49,323,609	1,549,595	—	—
Brookline Bancorp. Inc.	73,107,615	—	—	—	1,267,199		74,374,814	4,873,841	1,169,722	—
Cadence Bancorp	160,203,119	6,849,611	—	—	9,968,916		177,021,646	8,061,095	2,344,932	—
CalAmp Corp.	25,666,055	2,515,754	(2,520,441)	(181,499)	(2,002,237)		23,477,632	2,359,561	—	—
Calavo Growers Inc.	86,195,384	8,146,559	(5,135,329)	124,237	(44,108,648)		45,222,203	1,182,589	—	—
Caleres Inc.	55,052,652	5,869,651	(5,164,933)	1,421,631	(555,220)		56,623,781	2,548,325	358,594	—
California Water Service Group	188,973,938	20,518,821	(16,012,848)	5,989,336	2,692,770		202,162,017	3,430,545	1,547,566	—
Callon Petroleum Co.	118,532,653	11,998,608	(29,912,235)	(22,222,490)	50,157,874		128,554,410	2,619,283	—	—
Cal-Maine Foods Inc.	95,893,054	8,623,962	(8,720,229)	(882,512)	(4,769,673)		90,144,602	2,492,937	84,264	—
Capitol Federal Financial Inc.	110,890,425	6,011,366	(3,156,139)	(522,703)	(14,467,824)		98,755,125	8,594,876	4,856,580	—
Capstead Mortgage Corp.	40,358,862	4,937,611	(3,212,500)	(864,284)	2,120,238		43,339,927	6,478,315	(37,719)	—
Cara Therapeutics Inc.	—	79,593,746	(4,663,808)	(1,593,616)	(29,865,275)		43,471,047	2,813,660	—	—
Cardiovascular Systems Inc.	102,661,676	9,875,493	(10,279,028)	(258,112)	(14,229,681)		87,770,348	2,673,480	—	—
Cardtronics PLC, Class A(a)	93,625,525	3,724,989	(97,834,896)	17,929,485	(17,445,103)		—	—	—	—
CareTrust REIT Inc.	142,840,994	3,845,462	—	—	(18,722,069)		127,964,387	6,297,460	2,868,754	—
Carpenter Technology Corp.	131,657,656	12,002,688	(11,731,205)	2,034,825	(29,280,630)		104,683,334	3,197,414	1,279,828	—
Cato Corp. (The), Class A	15,959,136	1,656,578	(1,987,485)	9,994	6,019,005		21,657,228	1,309,385	367,507	—
Cavco Industries Inc.	128,482,639	12,892,640	(13,000,972)	3,949,550	2,318,230		134,642,087	568,734	—	—
Centerspace	58,783,824	11,327,612	(4,719,572)	698,851	22,259,981		88,350,696	934,928	275,719	—
Central Garden & Pet Co.	37,770,079	3,034,257	(2,994,352)	1,187,664	(7,703,184)		31,294,464	651,968	—	—
Central Pacific Financial Corp.	40,653,703	1,516,989	—	—	(1,641,925)		40,528,767	1,578,223	757,547	—
Century Communities Inc.	116,608,875	13,833,129	(10,326,205)	4,017,863	(2,603,014)		121,530,648	1,977,716	586,615	—
CEVA Inc.	85,448,059	6,575,510	(6,409,163)	1,218,318	(21,659,505)		65,173,219	1,527,378	—	—
Chart Industries Inc.	337,280,531	38,170,547	(37,555,981)	18,501,734	96,686,375		453,083,206	2,370,798	—	—
Chatham Lodging Trust	41,422,561	5,154,782	(3,329,922)	(102,012)	(3,203,966)		39,941,443	3,260,526	—	—
Cheesecake Factory Inc. (The)	164,425,914	32,540,036	(11,131,582)	4,685,384	(38,697,391)		151,822,361	3,230,263	—	—
Chefs’ Warehouse Inc. (The)	65,162,408	7,027,352	(5,996,007)	1,439,293	3,142,899		70,775,945	2,173,041	—	—
Chesapeake Utilities Corp.	135,123,620	10,286,706	(10,797,601)	2,272,821	2,373,054		139,258,600	1,160,005	1,131,189	—
Chico’s FAS Inc.	26,485,809	4,541,395	(3,639,462)	922,325	8,501,692		36,811,759	8,198,610	—	—
Children’s Place Inc. (The)	67,841,798	7,855,598	(11,583,698)	819,146	4,876,375		69,809,219	927,574	—	—
Chuy’s Holdings Inc.	58,152,050	4,532,364	(3,611,455)	1,084,793	(17,994,827)		42,162,925	1,337,232	—	—
Cincinnati Bell Inc.(a)	46,894,465	1,761,680	(49,127,219)	(879,914)	1,350,988		—	—	—	—
Cinemark Holdings Inc.	—	128,273,680	(6,075,976)	211,217	13,738,112		136,147,033	7,087,300	—	—

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

CIRCOR International Inc.	$46,626,034	$4,085,424	$(3,420,275)	$(572,761)	$(2,012,682)	$44,705,740	1,354,309	$—	$—
City Holding Co.	80,745,483	249,094	—	—	(3,825,034)	77,169,543	990,496	1,147,151	—
Clearwater Paper Corp.	41,718,586	3,179,714	(2,964,425)	135,543	705,060	42,774,478	1,115,953	—	—
Cogent Communications Holdings Inc.	194,072,143	20,726,495	(20,684,272)	5,824,824	111,412	200,050,602	2,823,978	1,804,269	—
Coherus Biosciences Inc.	62,569,677	7,906,758	(9,586,984)	(536,759)	7,552,459	67,905,151	4,225,585	—	—
Cohu Inc.	131,608,431	13,568,392	(10,704,037)	3,052,054	(34,198,109)	103,326,731	3,235,026	—	—
Collegium Pharmaceutical Inc.	55,011,184	4,685,457	(3,486,435)	(93,115)	(9,169,824)	46,947,267	2,378,281	—	—
Columbia Banking System Inc.	193,475,694	2,035,775	—	—	(22,902,156)	172,609,313	4,543,546	2,525,170	—
Comfort Systems USA Inc.	180,336,567	18,262,379	(17,468,034)	5,947,365	(14,714,312)	172,363,965	2,416,769	566,658	—
Community Bank System Inc.	256,597,789	9,532,871	—	—	(28,980,030)	237,150,630	3,466,101	2,936,625	—
Community Health Systems Inc.	109,739,393	12,332,153	(10,131,835)	4,165,384	(19,408,901)	96,696,194	8,264,632	—	—
Community Healthcare Trust Inc.	69,458,011	7,822,424	(5,985,592)	1,716,647	(3,154,348)	69,857,142	1,545,854	1,045,918	—
Computer Programs & Systems Inc.	26,097,210	6,113,978	(1,554,364)	275,906	3,803,106	34,735,836	979,578	—	—
Comtech Telecommunications Corp.	43,114,192	3,990,926	(3,851,973)	580,744	810,846	44,644,735	1,743,254	346,449	—
CONMED Corp.	251,932,139	25,739,305	(23,911,545)	9,757,804	(9,535,723)	253,981,980	1,941,313	780,663	—
CONSOL Energy Inc.	19,630,706	4,722,131	(2,080,165)	806,344	32,116,091	55,195,107	2,121,257	—	—
Consolidated Communications Holdings Inc.(e)	35,129,052	3,741,151	(4,211,633)	(1,886,375)	27,324,743	N/A	N/A	—	—
Cooper Tire & Rubber Co.(a)	188,197,706	7,804,915	(210,583,669)	103,597,803	(89,016,755)	—	—	354,251	—
Cooper-Standard Holdings Inc.	41,087,581	2,677,661	(2,538,290)	(2,578,276)	(13,757,251)	24,891,425	1,136,076	—	—
Corcept Therapeutics Inc.	167,332,532	14,524,122	(16,510,659)	1,146,861	(29,809,490)	136,683,366	6,945,293	—	—
Core Laboratories NV	85,629,665	13,801,351	(9,026,169)	1,217,347	(6,036,199)	85,585,995	3,084,180	60,283	—
CoreCivic Inc.	72,246,648	6,709,016	(6,667,243)	784,533	(1,810,076)	71,262,878	8,007,065	—	—
Core-Mark Holding Co. Inc.(a)	116,595,449	9,629,917	(147,130,340)	41,377,533	(20,472,559)	—	—	781,596	—
Crocs Inc.(a)	350,913,246	12,850,371	(461,974,665)	354,207,564	(255,996,516)	—	—	—	—
Cross Country Healthcare Inc.	29,471,891	3,678,347	(3,354,163)	1,109,459	19,296,714	50,202,248	2,363,571	—	—
CryoLife Inc.	58,602,326	6,604,598	(5,844,488)	1,049,554	(2,089,001)	58,322,989	2,616,554	—	—
CSG Systems International Inc.	97,620,847	9,919,605	(9,754,160)	1,337,885	5,934,230	105,058,407	2,179,635	1,102,310	—
CTS Corp.	66,969,802	7,019,288	(6,846,080)	1,674,854	(2,096,682)	66,721,182	2,158,563	174,056	—
Cubic Corp.(a)	157,826,659	3,867,017	(162,604,947)	36,715,655	(35,804,384)	—	—	—	—
Customers Bancorp. Inc.	59,848,106	3,141,763	(123,958)	25,262	21,833,878	84,725,051	1,969,434	—	—
Cutera Inc.	35,300,396	4,731,684	(9,072,624)	4,363,709	15,323,765	50,646,930	1,086,844	—	—
CVB Financial Corp.	183,400,966	5,162,010	(2,255,076)	(558,028)	(14,031,811)	171,718,061	8,429,949	1,523,373	—
Cytokinetics Inc.	110,368,584	33,068,048	(7,799,032)	4,199,776	59,066,053	198,903,429	5,565,289	—	—
Daktronics Inc.	15,616,363	1,198,780	(1,011,030)	154,640	(2,234,938)	13,723,815	2,527,406	—	—

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

Dave & Buster’s Entertainment Inc.	$152,109,563	$11,904,311	$(33,968,138)	$(3,356,883)	$(28,389,192)	$98,299,661	2,564,562	$—	$—
Deluxe Corp.	117,486,489	11,536,921	(10,125,168)	2,033,771	(19,285,970)	101,646,043	2,832,155	1,683,346	—
Designer Brands Inc., Class A	68,207,635	6,746,468	(4,470,812)	1,959,347	(15,668,179)	56,774,459	4,075,697	—	—
DiamondRock Hospitality Co.	142,100,747	10,323,238	(7,829,460)	(1,907,037)	(10,194,273)	132,493,215	14,020,446	—	—
Diebold Nixdorf Inc.	73,710,332	5,857,563	(9,323,492)	456,632	(21,435,278)	49,265,757	4,872,973	—	—
Digi International Inc.	42,013,666	5,066,835	(3,724,402)	1,032,192	3,560,032	47,948,323	2,281,081	—	—
Dime Community Bancshares Inc.	70,475,156	7,674,698	(10,670,276)	1,342,260	4,218,202	73,040,040	2,236,376	1,123,363	—
Dine Brands Global Inc.	99,848,312	12,081,974	(9,069,277)	1,584,797	(11,590,698)	92,855,108	1,143,395	—	—
Diodes Inc.	223,876,550	34,371,794	(16,924,268)	8,569,380	21,245,766	271,139,222	2,993,037	—	—
Diversified Healthcare Trust	75,996,790	5,620,832	(5,771,601)	(1,324,177)	(20,729,056)	53,792,788	15,868,079	—	—
DMC Global Inc.	55,716,447	17,115,531	(4,915,647)	103,645	(21,803,452)	46,216,524	1,252,141	—	—
Domtar Corp.	—	148,897,791	(24,028,472)	4,985,628	51,397,017	181,251,964	3,323,285	—	—
Donnelley Financial Solutions Inc.	54,976,940	5,792,247	(6,149,361)	3,158,092	10,377,230	68,155,148	1,968,664	—	—
Dorman Products Inc.	195,919,848	18,499,493	(18,877,235)	5,218,767	(20,237,017)	180,523,856	1,906,875	—	—
Dril-Quip Inc.	78,472,412	6,827,055	(6,815,976)	(1,245,781)	(17,849,497)	59,388,213	2,358,547	—	—
DSP Group Inc.	21,123,901	2,238,084	(1,472,832)	344,107	10,953,729	33,186,989	1,514,696	—	—
DXP Enterprises Inc./TX	32,979,219	5,575,403	(3,010,811)	99,137	(700,345)	34,942,603	1,181,691	—	—
Eagle Bancorp. Inc.	107,742,162	990,072	—	—	8,699,268	117,431,502	2,042,287	1,217,563	—
Eagle Pharmaceuticals Inc./DE	32,325,501	3,195,581	(3,430,225)	(297,169)	11,196,460	42,990,148	770,709	—	—
Easterly Government Properties Inc.	109,680,067	9,533,027	(6,488,925)	650,911	(1,652,473)	111,722,607	5,407,677	1,523,755	—
Ebix Inc.	50,462,144	4,059,072	(3,928,605)	(610,740)	(7,269,006)	42,712,865	1,586,070	236,085	—
Echo Global Logistics Inc.	55,528,357	2,907,734	(2,438,706)	372,833	28,203,725	84,573,943	1,772,667	—	—
Edgewell Personal Care Co.	143,193,323	14,510,848	(14,042,229)	(97,840)	(12,201,481)	131,362,621	3,618,805	1,094,743	—
eHealth Inc.	125,650,603	9,018,984	(14,677,483)	(18,075,755)	(38,380,799)	63,535,550	1,568,779	—	—
elf Beauty Inc.	68,727,165	23,462,310	(5,045,406)	500,627	4,558,871	92,203,567	3,173,961	—	—
Ellington Financial Inc.	—	60,146,748	(894,447)	(11,372)	(1,098,446)	58,142,483	3,178,922	2,024,375	—
Employers Holdings Inc.	72,831,899	1,999,151	—	—	(6,147,752)	68,683,298	1,739,258	857,666	—
Enanta Pharmaceuticals Inc.	59,133,299	5,457,575	(5,500,049)	(1,049,062)	9,996,052	68,037,815	1,197,638	—	—
Encore Capital Group Inc.	84,146,154	8,712,965	(12,355,811)	2,059,114	16,717,613	99,280,035	2,015,020	—	—
Encore Wire Corp.	92,492,184	10,509,062	(10,250,568)	2,731,824	34,866,359	130,348,861	1,374,553	55,305	—
Endo International PLC	113,398,112	5,248,562	(3,753,701)	(1,612,144)	(63,062,601)	50,218,228	15,499,453	—	—
Enerpac Tool Group Corp.	104,181,448	9,350,515	(8,853,161)	849,212	(22,450,943)	83,077,071	4,007,577	160,176	—
Enova International Inc.	85,912,975	8,556,936	(7,226,999)	2,538,855	(4,973,782)	84,807,985	2,454,645	—	—
EnPro Industries Inc.	116,862,535	12,152,512	(11,992,495)	2,433,796	24,028	119,480,376	1,371,446	744,955	—
Ensign Group Inc. (The)	321,590,055	28,504,947	(24,174,872)	12,669,603	(77,453,845)	261,135,888	3,486,926	364,640	—
ePlus Inc.	89,775,142	8,057,679	(8,081,612)	2,799,377	(307,787)	92,242,799	898,965	—	—

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

ESCO Technologies Inc.	$188,986,000	$15,510,378	$(15,518,850)	$4,320,994	$(59,714,610)	$133,583,912	1,734,856	$279,141	$—
Essential Properties Realty Trust Inc.(b).	N/A	206,520,057	(16,979,226)	2,559,723	27,687,696	219,788,250	7,872,072	2,264,332	—
Ethan Allen Interiors Inc.	40,348,205	3,566,852	(3,386,947)	674,753	(6,461,151)	34,741,712	1,465,895	3,280,766	—
EVERTEC Inc.	148,584,548	16,887,265	(17,448,256)	6,547,169	27,229,276	181,800,002	3,976,378	397,132	—
ExlService Holdings Inc.	201,170,762	24,012,775	(26,770,372)	10,200,086	63,280,155	271,893,406	2,208,361	—	—
Exponent Inc.	336,492,998	34,464,397	(33,234,016)	16,399,603	37,992,912	392,115,894	3,465,452	1,395,597	—
Fabrinet	222,144,724	22,864,785	(23,213,544)	10,437,041	19,460,310	251,693,316	2,455,305	—	—
FARO Technologies Inc.	103,973,860	8,596,788	(8,133,740)	1,959,075	(26,774,701)	79,621,282	1,209,866	—	—
Federal Signal Corp.	154,545,670	15,782,934	(14,165,538)	5,650,333	(4,652,090)	157,161,309	4,069,428	725,052	—
Ferro Corp.	92,683,163	10,663,748	(10,407,889)	1,968,277	17,073,290	111,980,589	5,505,437	—	—
First Bancorp./Puerto Rico	150,964,318	—	(1,379,924)	290,989	24,987,176	174,862,559	13,297,533	1,876,999	—
First Bancorp./Southern Pines NC	76,798,902	—	—	—	(865,091)	75,933,811	1,765,492	706,197	—
First Commonwealth Financial Corp.	85,042,838	—	—	—	(4,379,380)	80,663,458	5,918,082	1,361,159	—
First Financial Bancorp.	144,280,584	2,236,317	—	—	(3,724,375)	142,792,526	6,099,638	2,805,833	—
First Hawaiian Inc.	238,840,200	24,042,492	(26,596,729)	4,398,469	12,492,513	253,176,945	8,626,131	4,524,098	—
First Midwest Bancorp. Inc.	153,647,885	5,418,630	—	—	(20,798,421)	138,268,094	7,273,440	2,023,941	—
Flagstar Bancorp. Inc.	140,902,638	13,213,515	(4,187,076)	75,332	17,591,680	167,596,089	3,300,435	380,834	—
FormFactor Inc.	233,777,793	18,781,856	(19,393,990)	4,701,576	(44,847,953)	193,019,282	5,170,621	—	—
Forward Air Corp.	162,962,353	15,868,538	(18,216,770)	3,885,675	(14,733,958)	149,765,838	1,803,973	767,517	—
Fossil Group Inc.	38,886,983	3,639,761	(3,061,862)	730,340	(2,592,968)	37,602,254	3,173,186	—	—
Four Corners Property Trust Inc.	138,556,484	12,543,844	(11,710,717)	575,176	(3,716,282)	136,248,505	5,072,543	1,298,234	—
Franklin Electric Co. Inc.	201,910,285	20,931,661	(17,572,211)	6,254,444	(4,206,989)	207,317,190	2,596,333	893,467	—
Franklin Street Properties Corp., Class C	35,158,005	1,500,347	(2,566,670)	(822,044)	(3,278,580)	29,991,058	6,463,590	966,920	—
GameStop Corp., Class A(a)	692,011,588	54,841,753	(607,214,810)	504,253,766	(643,892,297)	—	—	—	—
Gannett Co. Inc.	47,340,465	7,683,977	(3,440,783)	343,698	11,490,318	63,417,675	9,493,664	—	—
Genesco Inc.	45,293,862	4,836,745	(5,810,658)	1,476,954	8,228,447	54,025,350	935,828	—	—
Gentherm Inc.	162,735,333	16,091,328	(15,056,955)	4,620,596	10,225,526	178,615,828	2,207,041	—	—
Genworth Financial Inc., Class A	—	122,099,323	—	—	(15,387,752)	106,711,571	28,456,419	—	—
GEO Group Inc. (The)	57,084,834	2,676,696	—	—	(2,552,266)	57,209,264	7,658,536	—	—
Getty Realty Corp.	69,450,580	8,665,654	(4,769,538)	482,378	1,659,534	75,488,608	2,575,524	1,715,783	—
Gibraltar Industries Inc.	198,668,118	15,983,240	(15,726,577)	4,368,068	(51,980,662)	151,312,187	2,172,465	—	—
G-III Apparel Group Ltd.	87,531,081	8,483,915	(8,531,063)	1,166,628	(6,628,218)	82,022,343	2,898,316	—	—
Glatfelter Corp.	50,692,210	4,143,333	(3,752,755)	(630,286)	(8,470,344)	41,982,158	2,977,458	836,113	—
Glaukos Corp.	256,141,435	22,025,256	(18,953,700)	2,871,726	(112,783,392)	149,301,325	3,099,467	—	—
Global Net Lease Inc.	109,161,268	22,060,759	(8,788,574)	349,868	(15,829,972)	106,953,349	6,676,239	1,000,684	—
Glu Mobile Inc.(a)	125,000,504	1,481,285	(126,679,997)	53,344,406	(53,146,198)	—	—	—	—

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

GMS Inc.	$119,173,079	$12,752,240	$(11,947,962)	$3,908,946	$1,709,627	$125,595,930	2,867,487	$—	$—
Granite Construction Inc.	122,479,905	11,973,886	(11,601,243)	2,879,648	(5,096,865)	120,635,331	3,050,198	795,274	—
Granite Point Mortgage Trust Inc.	43,827,162	3,189,244	(3,208,063)	(671,376)	5,077,033	48,214,000	3,660,896	1,841,485	—
Great Western Bancorp. Inc.	102,117,283	5,533,454	—	—	8,199,262	115,849,999	3,538,485	207,909	—
Green Dot Corp., Class A	153,000,004	11,925,625	(467,997)	(124,692)	17,146,773	181,479,713	3,605,796	—	—
Green Plains Inc.(b)	N/A	57,494,644	—	—	32,114,130	89,608,774	2,744,526	—	—
Greenbrier Companies Inc. (The)	103,512,379	9,031,833	(10,391,378)	1,107,927	(10,605,962)	92,654,799	2,155,264	1,177,199	—
Greenhill & Co. Inc.(b)	N/A	19,968,429	(1,583,602)	(297,902)	(4,055,629)	14,031,296	959,733	97,598	—
Griffon Corp.	82,001,397	9,386,432	(5,746,968)	1,854,315	(9,533,914)	77,961,262	3,169,157	481,555	—
Group 1 Automotive Inc.	178,904,511	26,754,700	(14,311,862)	6,706,755	27,983,948	226,038,052	1,203,098	764,252	—
Hanger Inc.	57,995,592	5,671,115	(7,624,399)	61,626	(2,374,051)	53,729,883	2,446,716	—	—
Hanmi Financial Corp.	36,077,883	1,494,719	—	—	526,534	38,099,136	1,899,259	447,341	—
Harmonic Inc.	52,699,782	4,607,858	(4,098,937)	1,240,144	4,850,095	59,298,942	6,777,022	—	—
Harsco Corp.	90,318,160	9,879,395	(9,339,949)	790,828	(2,297,018)	89,351,416	5,271,470	—	—
Haverty Furniture Companies Inc.	41,581,358	3,903,624	(6,974,685)	776,265	(4,752,858)	34,533,704	1,024,435	559,448	—
Hawaiian Holdings Inc.	86,224,377	11,613,904	(6,829,509)	(1,258,413)	(15,916,747)	73,833,612	3,408,754	—	—
Hawkins Inc.	42,429,515	3,418,416	(3,421,908)	898,771	709,113	44,033,907	1,262,440	318,497	—
Haynes International Inc.	25,297,235	2,538,969	(2,621,852)	288,496	6,103,889	31,606,737	848,503	375,097	—
HB Fuller Co.	218,435,976	22,732,960	(20,585,565)	4,039,999	1,148,631	225,772,001	3,497,088	1,159,326	—
HCI Group Inc.(b)	N/A	23,719,450	(3,041,133)	1,219,185	26,948,191	48,845,693	440,965	339,802	—
Healthcare Services Group Inc.	—	126,229,913	(607,629)	(11,117)	(1,416,390)	124,194,777	4,969,779	—	—
HealthStream Inc.	37,721,805	3,670,692	(3,639,475)	448,372	10,043,847	48,245,241	1,688,077	—	—
Heidrick & Struggles International Inc.	46,298,907	4,894,785	(4,614,562)	1,395,509	10,043,825	58,018,464	1,299,988	387,879	—
Helix Energy Solutions Group Inc.	47,739,564	4,016,675	(3,922,813)	(873,053)	(10,182,047)	36,778,326	9,478,950	—	—
Helmerich & Payne Inc.	193,816,114	19,996,531	(20,389,669)	3,618,286	(166,223)	196,875,039	7,182,599	3,591,480	—
Heritage Financial Corp./WA	61,686,411	1,944,723	—	—	(6,161,784)	57,469,350	2,253,700	884,794	—
Hersha Hospitality Trust, Class A	25,703,682	2,273,982	(4,411,799)	(2,533,695)	(478,647)	20,553,523	2,202,950	—	—
Heska Corp.	111,058,940	24,389,843	(11,985,762)	5,038,724	54,696,338	183,198,083	708,587	—	—
Hibbett Inc.(f)	76,298,155	8,418,952	(16,395,017)	7,192,928	(4,642,098)	70,872,920	1,001,879	544,012	—
Hillenbrand Inc.	238,675,859	22,257,273	(27,812,803)	3,146,214	(28,902,499)	207,364,044	4,861,994	2,178,256	—
HMS Holdings Corp.(a)	218,134,160	—	(218,281,648)	73,782,058	(73,634,570)	—	—	—	—
HNI Corp.	113,338,174	12,400,247	(10,031,797)	292,373	(8,751,370)	107,247,627	2,920,687	1,785,724	—
HomeStreet Inc.	60,877,328	—	(1,323,589)	340,618	(4,392,142)	55,502,215	1,348,778	679,639	—
Hope Bancorp Inc.	117,392,308	1,106,496	—	—	(4,903,743)	113,595,061	7,866,694	2,192,634	—
Horace Mann Educators Corp.	109,561,159	2,559,650	—	—	(8,570,477)	103,550,332	2,602,421	1,613,501	—
Hub Group Inc., Class A	151,452,595	14,846,336	(15,162,116)	3,511,732	(378,497)	154,270,050	2,243,928	—	—
Ichor Holdings Ltd.	100,730,117	8,979,018	(8,306,961)	2,567,006	(26,398,944)	77,570,236	1,887,813	—	—

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

Independence Realty Trust Inc.	$103,142,321	$14,280,641	$(9,832,691)	$3,393,799	$31,407,241	$142,391,311	6,997,116	$583,229	$—
Independent Bank Corp.	173,702,997	4,227,684	—	—	(16,677,802)	161,252,879	2,117,569	2,020,217	—
Independent Bank Group Inc.	176,778,504	17,111,861	(15,153,339)	3,301,484	(6,478,495)	175,560,015	2,471,284	1,607,664	—
Industrial Logistics Properties Trust	100,624,266	10,134,542	(11,165,725)	1,114,182	9,770,587	110,477,852	4,347,810	2,195,751	—
Innospec Inc.	168,374,118	14,793,242	(14,312,188)	3,280,752	(33,985,815)	138,150,109	1,640,348	936,407	—
Innovative Industrial Properties Inc.	287,319,168	32,423,967	(33,161,342)	11,131,471	70,492,694	368,205,958	1,592,793	4,630,069	—
Innoviva Inc.(b)	N/A	55,611,316	(5,785,550)	634,424	19,111,511	69,571,701	4,163,477	—	—
Inogen Inc.	64,391,411	8,225,692	(2,340,992)	238,557	(12,434,217)	58,080,451	1,347,887	—	—
Insight Enterprises Inc.	223,263,239	22,854,267	(24,239,659)	8,807,818	(21,675,293)	209,010,372	2,320,275	—	—
Installed Building Products Inc.	166,389,411	21,108,528	(13,564,236)	6,970,141	(13,542,509)	167,361,335	1,561,935	911,507	—
Insteel Industries Inc.	39,879,389	3,719,652	(3,472,655)	897,399	8,233,766	49,257,551	1,294,548	77,648	—
Integer Holdings Corp.	202,318,465	19,526,736	(19,437,341)	6,991,568	(13,145,893)	196,253,535	2,196,704	—	—
InterDigital Inc.	—	159,637,540	(13,736,798)	(335,363)	(6,936,145)	138,629,234	2,044,076	1,433,096	—
Interface Inc.	48,998,040	5,083,797	(4,914,875)	330,906	10,059,267	59,557,135	3,931,164	79,132	—
Invacare Corp.	18,392,883	1,615,912	(1,271,788)	(237,660)	(7,357,001)	11,142,346	2,340,829	—	—
Invesco Mortgage Capital Inc.	61,695,382	17,411,199	(4,267,349)	(2,467,365)	(11,449,916)	60,921,951	19,340,302	(465,314)	—
Investors Bancorp. Inc.(b)	N/A	201,069,543	(4,832,313)	(220,426)	30,629,041	226,645,845	14,999,725	3,516,170	—
iRobot Corp.	229,648,306	16,566,723	(17,668,245)	3,739,584	(85,705,202)	146,581,166	1,867,276	—	—
iStar Inc.	87,266,231	3,261,499	(6,892,143)	2,589,169	32,523,602	118,748,358	4,734,783	(215,345)	—
Itron Inc.	262,027,858	29,579,418	(24,637,036)	7,796,519	(47,024,787)	227,741,972	3,011,265	—	—
J&J Snack Foods Corp.	156,939,080	16,007,193	(17,282,518)	2,373,748	(6,760,221)	151,277,282	989,905	1,285,143	—
James River Group Holdings Ltd.	88,942,485	20,460,677	(2,869,381)	(849,130)	(12,872,134)	92,812,517	2,459,913	11,192	—
John B Sanfilippo & Son Inc.	53,481,056	4,437,471	(4,305,178)	593,867	(5,729,605)	48,477,611	593,216	1,766,580	—
John Bean Technologies Corp.	282,009,033	30,148,077	(29,916,234)	9,420,140	5,557,539	297,218,555	2,114,682	423,007	—
Joint Corp. (The)	—	73,868,713	(4,505,069)	521,448	23,918,382	93,803,474	956,983	—	—
Kaiser Aluminum Corp.	116,400,700	12,539,966	(11,834,219)	2,538,555	(4,606,450)	115,038,552	1,055,787	1,507,924	—
Kaman Corp.	94,907,375	8,033,227	(7,726,468)	(609,423)	(28,506,596)	66,098,115	1,853,045	745,658	—
Kite Realty Group Trust	100,366,044	607,623	(725,342)	—	5,684,938	105,933,263	5,203,009	3,365,218	—
Knowles Corp.	127,836,869	12,863,230	(12,482,702)	2,121,270	(15,587,763)	114,750,904	6,123,314	—	—
Kontoor Brands Inc.	152,179,452	18,045,245	(14,754,907)	3,984,163	(311,854)	159,142,099	3,186,028	2,537,149	—
Koppers Holdings Inc.	49,101,211	4,081,871	(3,501,505)	226,421	(5,301,228)	44,606,770	1,426,960	—	—
Korn Ferry	224,480,358	28,004,598	(20,315,359)	7,982,678	27,891,018	268,043,293	3,704,302	879,960	—
Kraton Corp.	77,819,319	7,612,685	(7,101,876)	1,559,991	17,781,444	97,671,563	2,140,043	—	—
Kulicke & Soffa Industries Inc.	203,202,987	23,543,036	(24,350,409)	11,655,933	26,359,573	240,411,120	4,125,105	1,161,797	—
Lakeland Financial Corp.	—	109,194,935	—	—	6,175,182	115,370,117	1,619,457	—	—
Lannett Co. Inc.(a)	12,192,924	311,979	(10,659,699)	(2,283,315)	438,111	—	—	—	—
Lantheus Holdings Inc.	95,493,683	10,023,099	(9,515,151)	2,883,357	16,681,149	115,566,137	4,500,239	—	—

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21		Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

Laredo Petroleum Inc.(b)	$	N/A	$78,303,370	$(3,139,812)	$(350,353)	$(1,962,811)	$72,850,394	898,611	$—	$—
La-Z-Boy Inc.		131,020,172	11,342,245	(13,380,778)	540,994	(32,469,562)	97,053,071	3,011,265	930,758	—
LCI Industries		221,828,666	23,230,691	(21,939,513)	6,415,663	(3,054,190)	226,481,317	1,682,250	3,048,293	—
LeMaitre Vascular Inc.		54,868,378	12,402,676	(3,914,438)	1,539,143	2,934,255	67,830,014	1,277,642	248,282	—
Lexington Realty Trust		205,538,877	22,080,927	(22,971,197)	3,383,047	27,637,625	235,669,279	18,483,865	4,297,021	—
LGI Homes Inc.		218,806,787	23,538,389	(26,911,457)	9,605,674	(20,403,612)	204,635,781	1,442,011	—	—
Ligand Pharmaceuticals Inc.		—	156,583,400	(3,270,086)	106,010	1,245,102	154,664,426	1,110,138	—	—
Lindsay Corp.		120,605,054	11,617,259	(11,127,910)	3,281,128	(14,161,571)	110,213,960	726,095	477,574	—
Liquidity Services Inc.		32,901,074	4,233,623	(4,133,965)	1,827,817	3,582,383	38,410,932	1,777,461	—	—
Livent Corp.		169,250,417	36,081,161	(17,467,542)	5,899,247	54,749,178	248,512,461	10,753,460	—	—
LivePerson Inc.		221,604,883	27,985,281	(21,303,031)	11,218,757	15,101,577	254,607,467	4,319,041	—	—
LTC Properties Inc.		109,067,970	7,845,809	(9,420,047)	(881,161)	(23,551,750)	83,060,821	2,621,042	1,250,010	—
Lumber Liquidators Holdings Inc.		48,622,800	3,589,814	(3,378,583)	709,086	(13,215,336)	36,327,781	1,944,742	—	—
Luminex Corp.(a)		92,423,168	6,456,228	(113,680,460)	40,048,361	(25,247,297)	—	—	294,503	—
Lydall Inc.		38,392,476	7,297,192	(3,867,224)	1,976,977	30,616,624	74,416,045	1,198,519	—	—
M/I Homes Inc.		114,696,514	11,834,686	(10,701,850)	3,736,576	(6,760,498)	112,805,428	1,951,651	—	—
Mack-Cali Realty Corp.		89,030,991	9,138,664	(16,045,475)	1,754,140	7,330,397	91,208,717	5,327,612	—	—
Macy’s Inc.		311,179,571	12,179,786	—	—	126,467,088	449,826,445	19,903,825	2,985,574	—
Magellan Health Inc.		142,339,065	4,573,749	(2,412,057)	20,414	1,978,854	146,500,025	1,549,445	—	—
ManTech International Corp./VA, Class A		158,367,339	14,640,228	(13,849,364)	4,558,988	(24,688,919)	139,028,272	1,831,247	1,399,208	—
Marcus Corp. (The)		31,243,790	2,779,637	(4,304,341)	(3,001,035)	(1,205,907)	25,512,144	1,462,014	—	—
MarineMax Inc.		72,828,952	7,150,699	(8,394,712)	2,559,291	(3,910,171)	70,234,059	1,447,528	—	—
Matador Resources Co.		171,558,770	22,099,807	(22,066,833)	8,194,484	98,669,311	278,455,539	7,320,072	365,369	—
Materion Corp.		89,936,963	9,025,273	(8,693,199)	2,744,522	372,122	93,385,681	1,360,514	325,984	—
Matrix Service Co.		23,439,657	1,588,970	(1,727,958)	(487,321)	(4,259,902)	18,553,446	1,773,752	—	—
Matson Inc.		193,107,105	19,521,684	(19,729,335)	7,151,664	33,449,611	233,500,729	2,893,083	1,527,314	—
Matthews International Corp., Class A		83,592,643	6,557,975	(6,811,374)	(320,710)	(10,016,551)	73,001,983	2,104,410	905,502	—
MaxLinear Inc.		154,093,913	22,119,437	(14,549,259)	5,485,814	63,499,665	230,649,570	4,683,240	—	—
MDC Holdings Inc.		219,124,640	19,732,221	(15,683,998)	7,057,371	(54,527,293)	175,702,941	3,760,765	2,949,331	—
Medifast Inc.		166,232,311	20,253,762	(20,772,228)	8,204,550	(23,496,799)	150,421,596	780,843	2,233,805	—
MEDNAX Inc.		145,300,772	16,747,061	(15,150,114)	3,041,040	13,399,438	163,338,197	5,745,276	—	—
Meredith Corp		80,610,202	10,177,990	(10,422,017)	3,787,842	66,351,505	150,505,522	2,702,074	—	—
Meridian Bioscience Inc.		75,571,387	5,352,755	(5,361,287)	1,022,966	(21,059,585)	55,526,236	2,885,979	—	—
Merit Medical Systems Inc.		195,604,667	23,563,358	(16,072,606)	7,482,665	31,474,148	242,052,232	3,371,201	—	—
Meritage Homes Corp.		229,830,701	26,634,519	(25,442,444)	8,210,395	3,857,850	243,091,021	2,506,093	—	—
Meritor Inc.		142,164,413	11,733,267	(15,084,978)	(2,290,026)	(37,021,811)	99,500,865	4,669,210	—	—
Mesa Laboratories Inc.		79,217,611	12,466,675	(6,090,269)	486,750	18,628,013	104,708,780	346,305	104,419	—
Meta Financial Group Inc.		94,232,974	207,354	—	—	14,911,408	109,351,736	2,083,684	207,974	—
Methode Electronics Inc.		107,524,717	11,611,891	(12,348,689)	2,228,571	(2,103,608)	106,912,882	2,542,518	639,260	—

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

MicroStrategy Inc., Class A(a)	$344,894,886	$32,704,875	$(344,781,128)	$204,851,318	$(237,669,951)	$—	—	$—	$—
Middlesex Water Co.	—	107,600,470	(2,947,428)	219,128	13,763,084	118,635,254	1,154,264	316,149	—
ModivCare Inc.	123,461,279	11,291,253	(7,634,890)	5,499,080	22,310,768	154,927,490	853,031	—	—
Monro Inc.	146,529,428	13,284,056	(13,085,242)	432,836	(18,889,451)	128,271,627	2,230,423	1,121,072	—
Moog Inc., Class A	162,716,568	15,391,827	(15,863,546)	2,249,390	(15,931,650)	148,562,589	1,948,873	975,414	—
Motorcar Parts of America Inc.	28,952,145	2,154,008	(2,362,779)	(227,844)	(3,585,228)	24,930,302	1,278,477	—	—
Movado Group Inc.	31,485,131	3,191,145	(2,602,982)	1,090,255	2,255,206	35,418,755	1,124,762	670,580	—
MTS Systems Corp.(a)	75,509,262	227,963	(76,126,475)	10,162,998	(9,773,748)	—	—	—	—
Mueller Industries Inc.	157,421,393	16,171,413	(15,731,367)	2,809,585	(4,301,019)	156,370,005	3,804,623	997,821	—
Myers Industries Inc.	47,393,826	4,034,383	(3,515,733)	736,222	(1,307,988)	47,340,710	2,419,045	650,430	—
MYR Group Inc.	80,199,303	9,483,610	(9,102,377)	4,030,055	27,106,616	111,717,207	1,122,786	—	—
Myriad Genetics Inc.	152,649,199	17,934,834	(12,817,406)	4,060,260	5,949,208	167,776,095	5,195,915	—	—
Nabors Industries Ltd.	40,512,818	9,721,098	(2,661,961)	746,984	1,665,323	49,984,262	518,079	—	—
National Bank Holdings Corp., Class A	77,243,112	2,893,384	—	—	1,558,216	81,694,712	2,018,150	887,986	—
National Storage Affiliates Trust(a)	170,931,785	—	(185,372,369)	62,336,381	(47,895,797)	—	—	—	—
Natus Medical Inc.	57,823,666	5,536,364	(5,095,968)	(167,868)	(1,114,559)	56,981,635	2,271,995	—	—
NBT Bancorp. Inc.	110,425,165	530,059	—	—	(10,476,066)	100,479,158	2,781,815	1,524,053	—
Neenah Inc.	57,631,250	5,310,056	(4,955,438)	(1,054,368)	(4,373,598)	52,557,902	1,127,610	1,052,188	—
NeoGenomics Inc.	375,932,642	45,891,274	(28,418,984)	11,777,304	(10,790,472)	394,391,764	8,175,617	—	—
NETGEAR Inc.	83,787,405	6,990,619	(7,203,523)	1,105,695	(19,800,433)	64,879,763	2,033,211	—	—
New York Mortgage Trust Inc.	112,617,153	10,278,912	(9,950,934)	195,970	(5,551,930)	107,589,171	25,255,674	4,051,900	—
NexPoint Residential Trust Inc.	62,272,706	653,700	—	—	20,680,343	83,606,749	1,351,111	190,734	—
NextGen Healthcare Inc.	67,093,605	5,849,681	(5,024,261)	412,377	(15,297,523)	53,033,879	3,761,268	—	—
NIC Inc.(a)	151,962,766	610,653	(152,893,500)	63,276,535	(62,956,454)	—	—	—	—
NMI Holdings Inc., Class A	134,559,235	12,456,544	(11,784,393)	2,151,153	(8,390,454)	128,992,085	5,705,090	—	—
Northfield Bancorp. Inc.	49,776,905	498,522	(2,748,317)	(70,943)	3,835,313	51,291,480	2,989,014	805,037	—
Northwest Bancshares Inc.	112,987,382	3,607,962	—	—	(9,252,918)	107,342,426	8,083,014	3,146,340	—
Northwest Natural Holding Co.	110,005,183	10,375,504	(10,200,447)	(728,333)	(15,548,007)	93,903,900	2,041,833	1,949,927	—
NOW Inc.	74,091,738	6,314,898	(6,008,396)	262,437	(18,359,209)	56,301,468	7,359,669	—	—
Oceaneering International Inc.	75,674,915	8,535,730	(8,160,887)	2,003,512	10,433,009	88,486,279	6,643,114	—	—
ODP Corp. (The)	154,361,837	15,036,646	(32,700,957)	6,823,067	(16,636,439)	126,884,154	3,159,466	—	—
Office Properties Income Trust	88,803,930	8,257,909	(8,537,900)	(4,218,311)	(2,807,569)	81,498,059	3,217,452	3,524,828	—
OFG Bancorp	71,750,572	2,517,263	—	—	8,273,619	82,541,454	3,272,857	654,571	—
O-I Glass Inc.	154,497,089	17,158,218	(16,584,608)	(611,939)	(5,050,975)	149,407,785	10,470,062	—	—
Oil States International Inc.	24,561,571	2,376,018	(2,179,533)	(1,788,066)	3,256,231	26,226,221	4,104,260	—	—
Old National Bancorp./IN	198,693,145	4,367,089	—	—	(25,103,269)	177,956,965	10,498,936	2,939,702	—
Olympic Steel Inc.	18,066,574	1,610,790	(1,327,906)	533,594	(3,717,563)	15,165,489	622,557	24,354	—
Omnicell Inc.	372,592,744	41,141,332	(38,075,338)	19,081,982	34,816,739	429,557,459	2,894,007	—	—
OneSpan Inc.	55,467,069	4,838,680	(4,091,143)	1,349,813	(14,275,674)	43,288,745	2,305,045	—	—

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

Onto Innovation Inc.	$213,873,237	$22,784,375	$(21,097,029)	$10,405,998	$10,986,903	$236,953,484	3,279,633	$—	$—
OraSure Technologies Inc.	56,072,494	4,238,913	(4,596,428)	(671,896)	(829,265)	54,213,818	4,793,441	—	—
Orthofix Medical Inc.	56,350,752	4,960,633	(4,258,245)	(235,188)	(6,614,331)	50,203,621	1,316,989	—	—
OSI Systems Inc.	106,643,515	7,614,770	(7,288,047)	588,809	(2,039,632)	105,519,415	1,113,074	—	—
Owens & Minor Inc.	184,155,891	22,513,323	(17,574,945)	9,063,296	(40,976,130)	157,181,435	5,023,376	25,023	—
Oxford Industries Inc.	98,571,120	9,957,071	(16,054,515)	2,771,441	70,795	95,315,912	1,057,069	887,502	—
Pacific Premier Bancorp. Inc.	269,062,234	5,901,491	(3,090,715)	(463,231)	(12,570,110)	258,839,669	6,246,131	4,114,616	—
Pacira BioSciences Inc.	204,811,531	16,875,107	(14,475,378)	2,062,147	(43,553,167)	165,720,240	2,959,290	—	—
Palomar Holdings Inc.	97,143,239	22,000,689	(8,610,683)	(380,017)	19,551,925	129,705,153	1,604,666	—	—
Park Aerospace Corp.	16,743,024	1,436,079	(1,182,066)	77,859	522,522	17,597,418	1,286,361	255,723	—
Park National Corp.	122,257,934	10,695,636	(7,961,676)	1,757,435	(8,712,705)	118,036,624	967,910	1,949,072	—
Patrick Industries Inc.	125,321,705	12,052,348	(9,789,976)	2,858,823	(5,746,132)	124,696,768	1,496,960	834,889	—
Patterson-UTI Energy Inc.	89,317,738	9,914,400	(9,547,256)	3,138,263	20,425,556	113,248,701	12,583,189	505,068	—
PBF Energy Inc., Class A	90,719,838	7,830,101	(8,459,860)	810,786	(8,882,632)	82,018,233	6,323,688	—	—
PDC Energy Inc.	228,790,444	27,585,251	(31,217,150)	5,094,714	80,983,362	311,236,621	6,567,559	1,604,834	—
PDF Solutions Inc.	34,795,816	3,419,012	(2,663,797)	668,275	9,669,900	45,889,206	1,991,719	—	—
Penn Virginia Corp.	13,757,338	1,798,075	(1,793,056)	(1,499,301)	15,044,864	27,307,920	1,023,919	—	—
Pennant Group Inc. (The)	77,734,691	6,912,824	(4,137,353)	3,012,287	(33,141,292)	50,381,157	1,793,562	—	—
Perdoceo Education Corp.	55,974,032	4,934,495	(4,829,280)	445,429	(7,034,602)	49,490,074	4,686,560	—	—
Perficient Inc.	129,214,182	18,864,585	(20,004,915)	10,070,444	115,487,459	253,631,755	2,192,150	—	—
PetMed Express Inc.	47,738,173	3,565,411	(3,513,548)	806,567	(12,032,256)	36,564,347	1,360,787	811,012	—
PGT Innovations Inc.	100,106,125	8,709,380	(8,560,967)	2,197,054	(26,689,551)	75,762,041	3,966,599	—	—
Phibro Animal Health
Corp., Class A	33,060,487	3,105,015	(2,955,791)	(142,583)	(3,771,457)	29,295,671	1,360,059	326,568	—
Photronics Inc.	54,358,680	5,199,479	(6,583,363)	1,565,757	1,693,624	56,234,177	4,125,765	—	—
Piper Sandler Cos	100,793,570	16,655,656	(12,643,769)	5,068,039	21,857,763	131,731,259	951,403	946,138	—
Pitney Bowes Inc.	88,112,825	—	—	—	(11,014,103)	77,098,722	10,693,304	1,069,330	—
Plantronics Inc.	97,572,545	15,568,524	(6,521,582)	2,803,347	(36,989,280)	72,433,554	2,817,330	—	—
Plexus Corp.	176,415,823	17,098,848	(20,303,331)	6,005,879	(11,080,194)	168,137,025	1,880,517	—	—
Powell Industries Inc.	20,194,412	1,508,396	(1,322,989)	(26,399)	(5,560,609)	14,792,811	602,068	309,005	—
Power Integrations Inc.	326,156,129	37,877,069	(37,482,488)	17,172,122	53,562,644	397,285,476	4,013,390	1,049,624	—
PRA Group Inc.	112,598,939	11,631,165	(10,924,184)	1,371,509	13,902,373	128,579,802	3,051,253	—	—
Preferred Bank/Los Angeles CA	55,460,504	—	—	—	2,612,775	58,073,279	870,925	661,903	—
Prestige Consumer Healthcare Inc.	146,432,967	16,539,557	(15,892,988)	1,681,130	38,216,988	186,977,654	3,332,341	—	—
PriceSmart Inc.	150,652,521	14,185,484	(10,815,338)	1,298,585	(31,368,667)	123,952,585	1,598,357	542,287	—
ProAssurance Corp.	89,093,540	1,920,260	—	—	(10,040,974)	80,972,826	3,405,081	340,508	—
Progress Software Corp.	129,785,075	12,971,746	(14,532,919)	3,328,814	11,720,980	143,273,696	2,912,659	1,034,488	—
ProPetro Holding Corp.	58,130,526	5,111,449	(3,353,288)	426,941	(11,337,114)	48,978,514	5,662,256	—	—
Proto Labs Inc.	224,020,365	15,089,423	(14,785,649)	(4,505,469)	(96,740,338)	123,078,332	1,848,023	—	—
Provident Financial Services Inc.	107,090,491	5,965,939	(2,376,568)	(386,009)	6,060,972	116,354,825	4,957,598	2,207,648	—

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

Quanex Building Products Corp.	$58,878,219	$5,084,750	$(4,942,165)	$728,209	$(11,649,114)	$48,099,899	2,246,609	$362,507	$—
QuinStreet Inc.	66,418,697	5,494,017	(5,302,837)	1,960,152	(10,906,501)	57,663,528	3,283,800	—	—
Rambus Inc.	144,699,890	15,524,531	(20,692,270)	7,790,865	13,605,006	160,928,022	7,249,010	—	—
Range Resources Corp.	178,037,488	25,321,638	(24,791,084)	11,526,625	201,241,849	391,336,516	17,292,820	—	—
Raven Industries Inc.	91,702,149	11,297,997	(11,919,067)	4,176,060	42,489,062	137,746,201	2,391,012	—	—
Rayonier Advanced Materials Inc.	38,379,152	2,852,921	(2,623,642)	(446,876)	(6,194,943)	31,966,612	4,262,215	—	—
RE/MAX Holdings Inc., Class A	48,781,285	4,281,774	(3,473,257)	(540,580)	(9,686,165)	39,363,057	1,263,256	573,913	—
Ready Capital Corp.	52,226,909	4,752,529	(6,842,600)	1,314,640	3,286,548	54,738,026	3,793,349	2,454,065	—
Realogy Holdings Corp.	116,415,788	12,981,248	(11,772,574)	4,343,011	14,156,222	136,123,695	7,760,758	—	—
Red Robin Gourmet Burgers Inc.	41,455,842	2,758,912	(2,483,693)	164,522	(17,713,345)	24,182,238	1,048,666	—	—
Redwood Trust Inc.	77,909,585	9,341,960	(7,725,071)	631,964	16,849,150	97,007,588	7,525,802	(1,598,653)	—
REGENXBIO Inc.	79,317,416	13,930,211	(6,506,383)	(813,039)	18,685,209	104,613,414	2,495,549	—	—
Renasant Corp.	146,346,660	4,576,896	—	—	(19,532,157)	131,391,399	3,644,699	1,592,873	—
Renewable Energy Group Inc.	159,798,771	66,250,916	(12,232,089)	6,769,101	(52,717,949)	167,868,750	3,343,999	—	—
Rent-A-Center Inc./TX	188,216,886	59,296,986	(17,007,916)	8,970,105	(13,174,657)	226,301,404	4,025,999	3,502,024	—
Resideo Technologies Inc.	269,530,029	27,703,235	(25,677,853)	8,973,759	(42,597,750)	237,931,420	9,597,879	—	—
Resources Connection Inc.	27,882,489	2,480,547	(2,253,572)	169,587	4,343,464	32,622,515	2,067,333	569,058	—
Retail Opportunity Investments Corp.	124,886,950	13,574,287	(9,589,267)	2,037,956	9,967,861	140,877,787	8,087,129	2,351,488	—
Retail Properties of America Inc., Class A	149,916,023	16,968,409	(16,766,130)	3,838,762	30,208,440	184,165,504	14,298,564	2,158,580	—
REX American Resources Corp.	29,976,809	2,317,300	(2,581,295)	156,729	(1,706,023)	28,163,520	352,617	—	—
Rogers Corp.	234,593,790	23,353,493	(23,343,816)	9,131,468	(11,240,436)	232,494,499	1,246,753	—	—
RPT Realty	61,741,735	6,263,155	(6,024,641)	1,364,503	5,604,304	68,949,056	5,403,531	1,633,499	—
Ruth’s Hospitality
Group Inc.	52,674,064	4,419,382	(3,767,101)	1,521,295	(10,317,578)	44,530,062	2,150,172	—	—
S&T Bancorp. Inc.	80,889,971	1,234,146	—	—	(9,850,386)	72,273,731	2,452,451	1,360,209	—
Safety Insurance Group Inc.	76,384,673	2,187,735	—	—	(4,685,889)	73,886,519	932,322	1,675,307	—
Saia Inc.(a)	404,669,514	30,383,724	(451,402,669)	279,029,228	(262,679,797)	—	—	—	—
Sally Beauty Holdings Inc.	151,369,528	14,541,341	(14,224,192)	3,884,389	(28,785,769)	126,785,297	7,524,350	—	—
Sanmina Corp.	179,079,109	16,614,757	(16,068,805)	3,842,854	(16,464,730)	167,003,185	4,333,243	—	—
ScanSource Inc.	50,908,920	4,236,598	(4,244,965)	22,502	8,051,596	58,974,651	1,695,161	—	—
Schweitzer-Mauduit International Inc.	102,654,734	8,177,516	(8,146,885)	124,891	(30,229,721)	72,580,535	2,094,072	1,839,336	—
Seacoast Banking Corp. of Florida	126,008,111	3,756,640	—	—	(8,820,498)	120,944,253	3,577,174	930,065	—
SEACOR Holdings Inc.(a)	52,804,380	—	(53,776,240)	(2,541,659)	3,513,519	—	—	—	—
Select Medical Holdings Corp.	245,183,911	26,744,310	(30,922,485)	8,835,769	6,137,021	255,978,526	7,077,095	1,793,372	—
Selectquote Inc.	—	144,294,759	(2,944,079)	(541,629)	(33,927,667)	106,881,384	8,266,155	—	—
Seneca Foods Corp., Class A	21,038,588	1,766,533	(2,476,866)	467,231	54,456	20,849,942	432,392	—	—

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

Service Properties Trust	$—	$138,210,597	$(647,808)	$(65,445)	$(14,475,990)	$123,021,354	10,974,251	$108,344	$—
ServisFirst Bancshares Inc.	192,353,756	25,733,639	(17,240,280)	7,664,098	44,126,471	252,637,684	3,247,271	1,284,245	—
Shake Shack Inc., Class A	272,783,074	34,541,762	(19,414,570)	6,671,918	(90,176,074)	204,406,110	2,605,227	—	—
Shenandoah Telecommunications Co.	162,449,393	13,923,352	(14,118,933)	89,020	(57,305,668)	105,037,164	3,326,066	62,394,525	—
Signet Jewelers Ltd.	202,271,869	23,796,646	(23,091,065)	10,775,809	63,072,763	276,826,022	3,505,902	624,770	—
Simmons First National Corp., Class A	198,779,921	3,503,241	—	—	(836,137)	201,447,025	6,814,852	2,453,347	—
Simply Good Foods Co. (The)	170,796,223	19,072,690	(19,317,683)	1,557,961	21,405,025	193,514,216	5,610,734	—	—
Simulations Plus Inc.	63,927,103	4,731,900	(3,369,553)	65,142	(24,201,596)	41,152,996	1,041,848	121,181	—
SkyWest Inc.	182,815,975	15,058,022	(14,697,532)	3,520,226	(21,226,613)	165,470,078	3,353,670	—	—
Sleep Number Corp.	242,692,385	16,900,706	(28,662,047)	10,006,782	(93,941,928)	146,995,898	1,572,485	—	—
SM Energy Co.	116,373,773	32,224,981	(11,386,565)	6,445,585	69,212,444	212,870,218	8,069,379	70,418	—
SMART Global Holdings Inc.(b)	N/A	63,417,076	(5,156,753)	977,132	9,037,783	68,275,238	1,534,275	—	—
Sonic Automotive Inc., Class A(e)	77,354,183	—	(15,680,619)	8,218,901	(40,118,306)	N/A	N/A	377,853	—
South Jersey Industries Inc.	151,353,605	37,306,725	(16,742,764)	(684,346)	(12,094,636)	159,138,584	7,485,352	4,334,875	—
Southside Bancshares Inc.	78,478,220	1,371,633	—	—	(385,467)	79,464,386	2,075,330	1,344,992	—
Southwestern Energy Co.(e)	200,682,305	—	(16,664,426)	5,927,594	(91,327,061)	N/A	N/A	—	—
SpartanNash Co.	47,256,948	4,612,884	(4,186,631)	7,456	5,382,153	53,072,810	2,423,416	974,676	—
Spectrum Pharmaceuticals Inc.	31,732,618	7,114,932	(2,154,290)	(1,786,959)	(10,931,915)	23,974,386	10,997,425	—	—
Spok Holdings Inc.(a)	12,435,916	749,864	(10,341,126)	(6,988,937)	4,144,283	—	—	148,595	—
SPS Commerce Inc.	235,546,735	27,182,797	(26,078,911)	12,225,213	135,885,295	384,761,129	2,385,228	—	—
SPX Corp.	175,072,798	17,151,405	(16,391,353)	7,523,915	(22,118,907)	161,237,858	3,016,611	—	—
SPX FLOW Inc.	177,921,392	19,528,120	(22,288,154)	6,202,256	21,213,153	202,576,767	2,771,228	503,935	—
Stamps.com Inc.	244,301,392	30,323,517	(33,749,095)	16,616,967	144,358,972	401,851,753	1,218,508	—	—
Standard Motor Products Inc.	55,827,470	5,326,401	(7,672,215)	(338,422)	3,107,034	56,250,268	1,286,897	667,386	—
Standex International Corp.	78,800,237	6,689,727	(7,730,185)	1,208,580	1,433,107	80,401,466	812,875	392,203	—
Stepan Co.	180,914,519	17,166,405	(16,998,432)	3,974,864	(24,596,496)	160,460,860	1,420,762	872,035	—
Steven Madden Ltd.	192,148,702	21,042,984	(22,155,317)	5,176,601	9,714,619	205,927,589	5,127,679	1,562,122	—
Stewart Information Services Corp.	84,460,455	3,303,281	—	—	18,338,909	106,102,645	1,677,247	1,098,449	—
StoneX Group Inc.	71,846,867	7,272,075	(5,741,082)	2,092,156	(1,576,478)	73,893,538	1,121,298	—	—
Strategic Education Inc.	—	133,707,043	(13,540,709)	(1,365,888)	(12,528,958)	106,271,488	1,507,397	989,418	—
Sturm Ruger & Co. Inc.	77,266,619	8,407,542	(8,340,457)	1,757,872	7,334,021	86,425,597	1,171,396	2,174,836	—
Summit Hotel Properties Inc.	71,665,064	6,780,707	(5,923,134)	(611,535)	(3,674,395)	68,236,707	7,085,847	—	—
SunCoke Energy Inc.	38,766,134	3,564,507	(3,269,976)	33,111	(4,221,847)	34,871,929	5,552,855	662,108	—
Supernus Pharmaceuticals Inc.	92,451,398	9,691,686	(9,562,968)	(401,387)	2,175,437	94,354,166	3,537,839	—	—
Surmodics Inc.	51,794,270	4,007,973	(3,808,040)	1,592,610	(2,006,749)	51,580,064	927,699	—	—

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

Sykes Enterprises Inc.(a)	$116,330,161	$8,506,983	$(151,379,084)	$63,075,809	$(36,533,869)	$—	—	$—	$—
Tabula Rasa Health-Care Inc.	69,016,885	5,533,543	(4,473,879)	97,611	(29,890,255)	40,283,905	1,536,967	—	—
Tactile Systems Technology Inc.	70,989,899	5,962,028	(5,278,689)	1,251,194	(14,392,983)	58,531,449	1,316,793	—	—
Tanger Factory Outlet Centers Inc.	94,547,718	20,708,196	(9,016,526)	3,147,169	3,412,312	112,798,869	6,920,176	2,341,048	—
Team Inc.(a)	23,853,460	972,427	(8,444,504)	(35,714,110)	19,332,727	—	—	—	—
TechTarget Inc.	109,352,637	19,247,216	(9,446,258)	4,478,107	15,414,547	139,046,249	1,687,045	—	—
Tennant Co.	98,704,814	9,450,530	(8,716,943)	968,384	(8,502,243)	91,904,542	1,242,793	571,812	—
TimkenSteel Corp.	29,752,222	4,895,545	(1,932,914)	1,284,176	1,948,434	35,947,463	2,748,277	—	—
Titan International Inc.	31,208,028	2,707,875	(2,279,986)	913,340	(8,181,973)	24,367,284	3,403,252	—	—
Tivity Health Inc.	56,443,441	14,198,747	(4,778,151)	1,312,920	642,849	67,819,806	2,941,015	—	—
Tompkins Financial Corp.	66,885,031	5,187,532	(6,245,894)	659,041	(2,193,815)	64,291,895	794,610	872,163	—
Tredegar Corp.	26,151,143	1,873,653	(2,212,211)	(723,072)	(4,211,726)	20,877,787	1,714,104	421,615	—
TreeHouse Foods Inc.	—	147,658,655	(4,287,064)	9,014	4,594,574	147,975,179	3,710,511	—	—
Trinseo SA	163,134,892	14,382,467	(12,631,622)	2,668,137	(28,032,686)	139,521,188	2,584,683	1,240,079	—
Triumph Bancorp. Inc.	116,581,689	14,372,681	(8,490,366)	3,084,258	31,800,426	157,348,688	1,571,444	—	—
Triumph Group Inc.	60,192,680	4,875,153	(3,552,884)	960,012	(75,583)	62,399,378	3,349,403	—	—
TrueBlue Inc.	52,315,688	6,157,891	(6,376,998)	1,113,777	10,787,752	63,998,110	2,363,298	—	—
Trupanion Inc.	168,434,160	17,110,454	(11,891,449)	167,028	3,006,436	176,826,629	2,276,640	—	—
TrustCo Bank Corp. NY	43,967,747	576,389	—	(9)	(5,920,850)	38,623,277	1,208,110	823,025	—
Trustmark Corp.	—	115,396,116	—	—	78,850	115,474,966	3,583,953	818,836	—
TTM Technologies Inc.	96,156,533	14,674,916	(7,394,314)	989,553	(14,229,811)	90,196,877	7,175,567	—	—
Tupperware Brands Corp.	86,658,763	7,341,620	(6,193,064)	981,676	(18,646,413)	70,142,582	3,321,145	—	—
Two Harbors Investment Corp.	—	172,522,112	(8,681,168)	(1,093,318)	(30,276,559)	132,471,067	20,894,490	6,680,225	—
U.S. Concrete Inc.(a)	77,938,060	4,194,672	(83,167,724)	26,772,323	(25,737,331)	—	—	—	—
U.S. Ecology Inc.	87,523,657	7,255,252	(7,382,558)	(1,508,618)	(18,029,208)	67,858,525	2,097,636	—	—
U.S. Physical Therapy Inc.	89,350,175	9,256,730	(9,106,810)	2,548,088	2,975,908	95,024,091	859,169	625,078	—
U.S. Silica Holdings Inc.	60,980,792	4,578,057	(4,401,757)	(451,314)	(20,763,672)	39,942,106	4,999,012	—	—
UFP Industries Inc.	309,413,018	32,726,780	(29,284,984)	10,772,274	(43,732,218)	279,894,870	4,117,312	1,235,395	—
Ultra Clean Holdings Inc.	157,117,530	25,688,482	(11,332,150)	5,918,680	(50,633,388)	126,759,154	2,975,567	—	—
Unifi Inc.	27,826,368	1,939,062	(3,741,422)	(467,134)	(5,218,970)	20,337,904	927,401	—	—
UniFirst Corp./MA	226,871,246	21,909,234	(21,780,377)	5,707,644	(16,974,990)	215,732,757	1,014,640	510,878	—
uniQure NV	—	88,409,521	(397,006)	(34,840)	(11,401,368)	76,576,307	2,392,262	—	—
Unisys Corp.	106,761,356	16,466,901	(9,909,453)	3,137,525	(4,138,150)	112,318,179	4,467,708	—	—
United Community Banks Inc./GA	183,178,031	2,956,535	—	—	(7,135,402)	178,999,164	5,453,966	2,127,047	—
United Fire Group Inc.	50,020,789	3,238,318	(2,956,192)	(660,738)	(16,273,557)	33,368,620	1,444,529	433,079	—
United Natural Foods Inc.	123,184,993	13,416,946	(12,393,048)	4,763,394	52,657,430	181,629,715	3,751,130	—	—
Uniti Group Inc.	171,226,312	16,810,361	(17,088,169)	2,119,222	19,129,813	192,197,539	15,537,392	4,145,397	—
Unitil Corp.	—	63,362,774	(2,903,734)	(111,037)	(15,013,395)	45,334,608	1,059,715	761,845	—
Universal Corp./VA	96,580,197	8,171,465	(8,132,033)	112,474	(17,658,520)	79,073,583	1,636,118	2,546,234	—

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

Universal Electronics Inc.	$51,056,576	$4,029,198	$(5,384,252)	$120,843	$(5,410,685)	$44,411,680	901,760	$—	$—
Universal Health Realty Income Trust	57,861,075	4,316,596	(4,112,879)	(524,708)	(10,163,745)	47,376,339	857,180	953,945	—
Universal Insurance Holdings Inc.	27,164,162	495,048	(651,025)	(822,132)	(1,646,247)	24,539,806	1,881,887	604,639	—
Urstadt Biddle Properties Inc., Class A	32,429,238	157,179	—	—	4,283,582	36,869,999	1,947,702	596,574	—
Vanda Pharmaceuticals Inc.	55,053,197	5,950,013	(5,402,615)	798,363	7,082,597	63,481,555	3,703,708	—	—
Varex Imaging Corp.	53,641,980	6,280,864	(6,177,764)	983,130	19,233,566	73,961,776	2,622,758	—	—
Vector Group Ltd.	119,130,838	11,419,440	(9,040,659)	1,338,617	(11,747,567)	111,100,669	8,713,778	3,450,817	—
Veeco Instruments Inc.	68,739,391	7,136,197	(6,183,693)	2,200,315	2,547,381	74,439,591	3,351,625	—	—
Vera Bradley Inc.(b)	N/A	20,364,790	(1,108,020)	249,238	(3,464,226)	16,041,782	1,704,759	—	—
Vericel Corp.	170,156,038	16,643,094	(14,247,770)	(635,816)	(20,436,100)	151,479,446	3,104,087	—	—
Veritex Holdings Inc.	104,118,999	1,062,634	—	—	21,164,124	126,345,757	3,210,004	1,179,469	—
Veritiv Corp.	35,329,598	15,061,585	(4,769,395)	1,747,500	37,151,350	84,520,638	943,732	—	—
Viad Corp.	56,921,449	5,620,902	(5,682,996)	719,795	4,366,856	61,946,006	1,364,149	—	—
Viavi Solutions Inc.	239,361,305	25,055,072	(25,400,312)	8,518,530	(7,973,149)	239,561,446	15,219,914	—	—
Virtus Investment Partners Inc.	111,848,134	9,659,582	(9,775,697)	5,142,530	30,425,666	147,300,215	474,672	778,374	—
Vista Outdoor Inc.	124,606,414	14,847,526	(17,654,534)	8,401,232	23,758,691	153,959,329	3,819,383	—	—
Wabash National Corp.	65,304,094	4,981,230	(6,814,957)	(468,032)	(12,404,997)	50,597,338	3,344,173	557,268	—
Waddell & Reed Financial Inc., Class A(a)	103,763,613	1,229,180	(104,784,964)	27,640,785	(27,848,614)	—	—	1,035,137	—
Walker & Dunlop Inc.	200,743,583	19,659,243	(20,447,369)	11,569,494	9,673,950	221,198,901	1,948,889	1,959,883	—
Washington REIT	124,495,598	15,689,821	(13,131,399)	(513,561)	12,855,872	139,396,331	5,632,175	524,308	—
Watts Water Technologies Inc., Class A	217,548,120	26,517,960	(25,805,614)	10,283,263	79,909,153	308,452,882	1,835,046	957,479	—
WD-40 Co.	279,344,242	21,683,273	(21,930,502)	5,432,709	(73,310,935)	211,218,787	912,471	1,311,988	—
Westamerica Bancorp	105,435,620	3,295,681	—	—	(11,126,108)	97,605,193	1,734,895	1,397,586	—
Whitestone REIT	26,085,211	3,919,378	(1,623,298)	8,459	80,280	28,470,030	2,911,046	263,528	—
Winnebago Industries Inc.	172,588,602	15,558,395	(15,950,926)	5,207,545	(15,364,844)	162,038,772	2,236,560	949,860	—
WisdomTree Investments Inc.	46,809,031	2,935,483	(4,079,116)	(43,386)	(4,394,166)	41,227,846	7,271,225	294,694	—
Wolverine World Wide Inc.	210,668,185	19,243,279	(19,426,606)	2,641,987	(49,819,269)	163,307,576	5,472,774	1,105,715	—
World Fuel Services Corp.	—	146,770,226	(3,656,465)	(82,944)	(914,269)	142,116,548	4,227,143	512,212	—
WSFS Financial Corp.	127,264,286	18,777,193	—	—	4,667,023	150,708,502	2,937,215	699,210	—
WW International Inc.	—	75,355,873	(334,136)	(32,114)	(10,477,151)	64,512,472	3,534,930	—	—
Xencor Inc.	166,310,078	13,388,938	(12,557,608)	(1,789,374)	(38,549,976)	126,802,058	3,882,488	—	—
Xenia Hotels & Resorts Inc.	147,419,259	14,659,171	(10,408,806)	582,788	(17,382,093)	134,870,319	7,602,611	—	—
Xperi Holding Corp.	144,868,422	—	—	—	(19,497,680)	125,370,742	6,654,498	665,450	—

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

Zumiez Inc.	$59,725,337	$6,805,140	$(4,077,949)	$1,993,230	$(6,444,665)	$58,001,093	1,458,780	$—	$—

				$3,082,229,881	$(2,947,814,762)	$65,720,576,425		$401,843,302	$—

(a)	As of period end, the entity is no longer held.
(b)	As of the beginning of the period, the entity was not considered an affiliate.
(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	As of period end, the entity was not considered an affiliate.
(f)	Formerly the Hibbett Sports Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	1,831	12/17/21	$201,483	$(2,033,277)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$274,604,609	$7,830,137	(c)	$280,670,018	0.4%
	Monthly	HSBC Bank PLC(d)	02/10/23	181,207,209	3,245,825	(e)	186,089,313	0.3
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	221,925,294	7,725,604	(g)	228,737,883	0.3

					$18,801,566		$695,497,214

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $1,764,728 of net dividends and financing fees.
(e)	Amount includes $(1,636,279) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $913,015 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of September 30, 2021 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.(a)	648,143	$12,074,904	4.3%

Banks
BankUnited Inc.	94,902	3,968,802	1.4
Banner Corp.	67,129	3,706,192	1.3
Berkshire Hills Bancorp. Inc.	35,700	963,186	0.4
Brookline Bancorp. Inc.	250,113	3,816,724	1.4
Cadence BanCorp.	74,615	1,638,545	0.6
Central Pacific Financial Corp.	55,517	1,425,677	0.5
City Holding Co.	24,723	1,926,169	0.7
Columbia Banking System Inc.	518,222	19,687,254	7.0
Community Bank System Inc.	37,895	2,592,776	0.9
Eagle Bancorp. Inc.	38,721	2,226,458	0.8
First Bancorp./Southern Pines NC	106,677	4,588,178	1.6
First Commonwealth Financial Corp.	148,094	2,018,521	0.7
First Financial Bancorp	215,916	5,054,594	1.8
First Midwest Bancorp. Inc.	58,066	1,103,835	0.4
Great Western Bancorp. Inc.	67,785	2,219,281	0.8
Hanmi Financial Corp.	105,097	2,108,246	0.8
Heritage Financial Corp./WA	91,050	2,321,775	0.8
Hope Bancorp Inc.	237,944	3,435,911	1.2
Independent Bank Corp.	17,706	1,348,312	0.5
NBT Bancorp. Inc.	49,622	1,792,347	0.6
OFG Bancorp	114,854	2,896,618	1.0
Old National Bancorp./IN	102,742	1,741,477	0.6
Preferred Bank/Los Angeles CA	19,926	1,328,666	0.5
Renasant Corp.	33,823	1,219,319	0.4
S&T Bancorp. Inc.	103,109	3,038,622	1.1
Seacoast Banking Corp. of Florida	19,944	674,307	0.3
Simmons First National Corp.	9,813	290,072	0.1
United Community Banks Inc./GA	127,598	4,187,766	1.5
Veritex Holdings Inc.	30,122	1,185,602	0.4
Westamerica Bancorp	22,529	1,267,482	0.5

		85,772,714

Commercial Services & Supplies
Pitney Bowes Inc.	219,118	1,579,841	0.6

Communications Equipment
Extreme Networks Inc.(a)	1,995,585	19,656,512	7.0

Equity Real Estate Investment Trusts (REITs)
GEO Group Inc. (The)	229,537	1,714,641	0.6
Kite Realty Group Trust	309,956	6,310,704	2.2
NexPoint Residential Trust Inc.	127,045	7,861,545	2.8
SITE Centers Corp.	882,960	13,632,902	4.9
Urstadt Biddle Properties Inc.	38,719	732,951	0.3

		30,252,743

Health Care Providers & Services
RadNet Inc.(a)	204,358	5,989,733	2.1

Insurance
Ambac Financial Group Inc.(a)	95,534	1,368,047	0.5
Assured Guaranty Ltd.	1,138,002	53,269,874	19.0
Employers Holdings Inc.	74,691	2,949,548	1.0
Genworth Financial Inc.(a)	4,698,104	17,617,890	6.3

	Shares	Value	% of Basket Value

Horace Mann Educators Corp.	88,820	$3,534,148	1.2
ProAssurance Corp.	101,466	2,412,861	0.9
Safety Insurance Group Inc.	5,680	450,140	0.2
Stewart Information Services Corp.	42,168	2,667,548	0.9

		84,270,056

Metals & Mining
Warrior Met Coal Inc.	92,441	2,151,102	0.8

Multiline Retail
Macy’s Inc.	65,981	1,491,171	0.5

Oil, Gas & Consumable Fuels
Bonanza Creek Energy Inc.	1,328	63,611	0.0
Green Plains Inc.(a)	83,801	2,736,103	1.0
Par Pacific Holdings Inc.(a)	150,853	2,371,409	0.8

		5,171,123

Software
Vonage Holdings Corp.(a)	1,547,083	24,938,978	8.9
Xperi Holding Corp.	88,244	1,662,517	0.6

		26,601,495

Thrifts & Mortgage Finance
HomeStreet Inc.	28,590	1,176,479	0.4
Mr Cooper Group Inc.(a)	23,716	976,388	0.4
Northwest Bancshares Inc.	193,023	2,563,345	0.9
TrustCo Bank Corp. NY	29,478	942,412	0.3

		5,658,624

Total Reference Entity — Long		280,670,018

Net Value of Reference Entity — Goldman Sachs Bank USA		$280,670,018

(a)	Non-income producing security.

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of September 30, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.	170,048	$3,167,994	1.7%

Banks
Bancorp. Inc. (The)	330,709	8,416,544	4.5
BankUnited Inc.	47,261	1,976,455	1.1
Community Bank System Inc.	27,311	1,868,619	1.0
First BanCorp./Puerto Rico	109,600	1,441,240	0.8
Lakeland Financial Corp.	50,137	3,571,760	1.9
Preferred Bank/Los Angeles CA	12,145	809,829	0.4
Southside Bancshares Inc.	73,069	2,797,812	1.5
Trustmark Corp.	537,591	17,321,182	9.3

		38,203,441

Equity Real Estate Investment Trusts (REITs)
SITE Centers Corp.	689,778	10,650,172	5.7

Multiline Retail
Macy’s Inc.	329,796	7,453,390	4.0

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

	Shares	Value	% of Basket Value

Multi-Utilities
Avista Corp.	19,438	$760,415	0.4

Oil, Gas & Consumable Fuels
Bonanza Creek Energy Inc.	559,103	26,781,034	14.4
Green Plains Inc.	712,203	23,253,428	12.5
Par Pacific Holdings Inc.	79,404	1,248,231	0.7

		51,282,693

Software
Vonage Holdings Corp.	720,225	11,610,027	6.3

Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	188,027	9,548,011	5.1
Mr Cooper Group Inc.	1,195,143	49,204,037	26.4
Provident Financial Services Inc.	179,341	4,209,133	2.3

		62,961,181

Total Reference Entity — Long		186,089,313

Net Value of Reference Entity — HSBC Bank PLC		$186,089,313

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of September 30, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.(a)	125,892	$2,345,368	1.0%

Banks
Banner Corp.	78,571	4,337,905	1.9
Brookline Bancorp. Inc.	36,148	551,618	0.2
Cadence BanCorp.	98,624	2,165,783	0.9
Central Pacific Financial Corp.	228,485	5,867,495	2.6
Columbia Banking System Inc.	66,089	2,510,721	1.1
Community Bank System Inc.	18,500	1,265,770	0.6
Eagle Bancorp. Inc.	26,490	1,523,175	0.7
First BanCorp./Puerto Rico	403,044	5,300,029	2.3
First Bancorp./Southern Pines NC	7,873	338,618	0.1
First Commonwealth Financial Corp.	264,952	3,611,296	1.6
First Midwest Bancorp. Inc.	202,659	3,852,548	1.7
Great Western Bancorp. Inc.	32,309	1,057,797	0.5
Hanmi Financial Corp.	21,396	429,204	0.2
Heritage Financial Corp./WA	29,054	740,877	0.3
Hilltop Holdings Inc.	178,741	5,839,468	2.6
Hope Bancorp Inc.	5,631	81,312	0.0
Independent Bank Corp.	43,696	3,327,450	1.5
National Bank Holdings Corp.	14,466	585,584	0.3
NBT Bancorp. Inc.	27,650	998,718	0.4
OFG Bancorp	21,561	543,768	0.2
Old National Bancorp./IN	334,495	5,669,690	2.5
Preferred Bank/Los Angeles CA	4,778	318,597	0.1
Renasant Corp.	39,238	1,414,530	0.6
S&T Bancorp. Inc.	37,755	1,112,640	0.5

	Shares	Value	% of Basket Value

Seacoast Banking Corp. of Florida	61,207	$2,069,409	0.9
Simmons First National Corp.	321,199	9,494,642	4.1
Southside Bancshares Inc.	6,500	248,885	0.1
United Community Banks Inc./GA	135,180	4,436,608	1.9
Veritex Holdings Inc.	16,763	659,792	0.3
Westamerica Bancorp	14,743	829,441	0.4

		71,183,370

Communications Equipment
Extreme Networks Inc.(a)	522,686	5,148,457	2.3

Equity Real Estate Investment Trusts (REITs)
CareTrust REIT Inc.	91,251	1,854,220	0.8
Easterly Government Properties Inc.	178,772	3,693,430	1.6
GEO Group Inc. (The)	175,084	1,307,877	0.6
Kite Realty Group Trust	66,450	1,352,922	0.6
NexPoint Residential Trust Inc.	15,570	963,472	0.4
SITE Centers Corp.	991,973	15,316,063	6.7

		24,487,984

Health Care Providers & Services
RadNet Inc.(a)	210,760	6,177,376	2.7

Insurance
Ambac Financial Group Inc.(a)	736,957	10,553,224	4.6
Employers Holdings Inc.	53,093	2,096,643	0.9
Genworth Financial Inc.(a)	329,118	1,234,193	0.6
Horace Mann Educators Corp.	46,564	1,852,782	0.8
ProAssurance Corp.	55,826	1,327,542	0.6
Stewart Information Services Corp.	54,166	3,426,541	1.5

		20,490,925

Metals & Mining
Warrior Met Coal Inc.	829,955	19,313,053	8.4

Multiline Retail
Macy’s Inc.	281,151	6,354,013	2.8

Oil, Gas & Consumable Fuels
Par Pacific Holdings Inc.(a)	316,412	4,973,997	2.2

Software
Vonage Holdings Corp.(a)	2,515,910	40,556,469	17.7
Xperi Holding Corp.	171,160	3,224,654	1.4

		43,781,123

Thrifts & Mortgage Finance
Meta Financial Group Inc.	13,866	727,688	0.3
Mr Cooper Group Inc.(a)	279,274	11,497,711	5.0
Northwest Bancshares Inc.	70,424	935,231	0.4
TrustCo Bank Corp. NY	33,745	1,078,828	0.5
WSFS Financial Corp.	199,625	10,242,759	4.5

		24,482,217

Total Reference Entity — Long		228,737,883

Net Value of Reference Entity — JPMorgan Chase Bank NA		$228,737,883

(a)	Non-income producing security.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Total Return Swaps	$—	$—	$18,801,566	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$18,801,566

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,033,277

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$7,599,879
Swaps	(41,719,725)

$(34,119,846)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(6,156,992)
Swaps	66,955,963

$60,798,971

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$257,441,078
Total return swaps:
Average notional value	$813,597,301

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$2,033,277

Swaps - OTC(a)	18,801,566	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	18,801,566	2,033,277
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(2,033,277)

Total derivative assets and liabilities subject to an MNA	18,801,566	—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Small-Cap ETF

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets

Goldman Sachs Bank USA	$7,830,137	$—		$—	$(7,830,137)	$—
HSBC Bank PLC	3,245,825	—		—	(3,245,825)	—
JPMorgan Chase Bank NA	7,725,604	—		—	(7,725,604)	—

	$18,801,566	$—		$—	$(18,801,566)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$67,915,935,353	$—	$—	$67,915,935,353
Money Market Funds	3,497,517,384	—	—	3,497,517,384

	$71,413,452,737	$—	$—	$71,413,452,737

Derivative financial instruments(a)
Assets
Swaps	$—	$18,801,566	$—	$18,801,566
Liabilities
Futures Contracts	(2,033,277)	—	—	(2,033,277)

	$(2,033,277)	$18,801,566	$—	$16,768,289

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.(a)	32,918	$1,067,531
Aerojet Rocketdyne Holdings Inc.	68,036	2,962,968
Aerovironment Inc.(a)(b)	19,747	1,704,561
Air Industries Group(a)	8,278	8,857
Astra Space Inc.(a)	115,785	1,006,172
Astronics Corp.(a)(b)	24,199	340,238
Astrotech Corp.(a)	1,452	1,525
Axon Enterprise Inc.(a)	62,230	10,891,495
Boeing Co. (The)(a)	511,827	112,571,230
BWX Technologies Inc.	93,300	5,025,138
Byrna Technologies Inc.(a)	32,211	704,132
CPI Aerostructures Inc.(a)(b)	8,141	22,388
Curtiss-Wright Corp.	34,510	4,354,472
Ducommun Inc.(a)(b)	8,608	433,413
General Dynamics Corp.	214,352	42,019,422
HEICO Corp.(b)	39,077	5,153,084
HEICO Corp., Class A	68,364	8,096,348
Hexcel Corp.(a)	84,567	5,022,434
Howmet Aerospace Inc.	370,023	11,544,718
Huntington Ingalls Industries Inc.	36,218	6,992,247
Innovative Solutions & Support Inc.	16,238	116,102
Kaman Corp.	25,204	899,027
Kratos Defense & Security Solutions Inc.(a)	116,745	2,604,581
L3Harris Technologies Inc.	181,115	39,888,768
Lockheed Martin Corp.	225,608	77,857,321
Maxar Technologies Inc.	63,710	1,804,267
Mercury Systems Inc.(a)	51,310	2,433,120
Momentus Inc.(a)	86,526	917,176
Moog Inc., Class A	24,076	1,835,313
National Presto Industries Inc.	7,559	620,443
Northrop Grumman Corp.	136,527	49,170,199
PAE Inc.(a)	55,637	332,709
Park Aerospace Corp.	17,138	234,448
Parsons Corp.(a)(b)	17,681	596,910
Raytheon Technologies Corp.	1,401,612	120,482,567
SIFCO Industries Inc.(a)	614	5,280
Spirit AeroSystems Holdings Inc., Class A(b)	99,368	4,391,072
Textron Inc.	213,835	14,927,821
TransDigm Group Inc.(a)	48,682	30,405,317
Triumph Group Inc.(a)	79,282	1,477,024
Vectrus Inc.(a)	8,625	433,665
Virgin Galactic Holdings Inc.(a)(b)	172,093	4,353,953
Virtra Inc.(a)(b)	7,235	73,363

		575,782,819

Air Freight & Logistics — 0.5%
Air T Inc.(a)(b)	379	10,468
Air Transport Services Group Inc.(a)	53,104	1,370,614
Atlas Air Worldwide Holdings Inc.(a)(b)	24,839	2,028,850
CH Robinson Worldwide Inc.	126,865	11,037,255
Echo Global Logistics Inc.(a)	21,969	1,048,141
Expeditors International of Washington Inc.	155,418	18,514,946
FedEx Corp.	229,225	50,266,750
Forward Air Corp.	25,988	2,157,524
GXO Logistics Inc.(a)	95,943	7,525,769
Hub Group Inc., Class A(a)	33,242	2,285,388
Radiant Logistics Inc.(a)	26,206	167,456
United Parcel Service Inc., Class B	672,794	122,515,787

		218,928,948

Security	Shares	Value

Airlines — 0.3%
Alaska Air Group Inc.(a)	118,021	$6,916,031
Allegiant Travel Co.(a)	15,196	2,970,514
American Airlines Group Inc.(a)	606,235	12,439,942
Blade Air Mobility Inc.(a)(b)	72,976	758,950
Delta Air Lines Inc.(a)	584,063	24,886,925
Frontier Group Holdings Inc.(a)(b)	43,848	692,360
Hawaiian Holdings Inc.(a)	50,829	1,100,956
JetBlue Airways Corp.(a)	284,414	4,348,690
Joby Aviation Inc.(a)(b)	246,969	2,484,508
SkyWest Inc.(a)	51,167	2,524,580
Southwest Airlines Co.(a)	541,742	27,861,791
Spirit Airlines Inc.(a)(b)	102,545	2,660,017
Sun Country Airlines Holdings Inc.(a)(b)	20,726	695,150
United Airlines Holdings Inc.(a)(b)	299,767	14,259,916
Wheels Up Experience Inc.(a)	164,332	1,082,948

		105,683,278

Auto Components — 0.3%
Adient PLC(a)	79,874	3,310,777
American Axle & Manufacturing Holdings Inc.(a)	100,109	881,960
Aptiv PLC(a)	253,971	37,834,060
Autoliv Inc.	76,668	6,571,981
BorgWarner Inc.	213,082	9,207,273
Cooper-Standard Holdings Inc.(a)	14,600	319,886
Dana Inc.	141,096	3,137,975
Dorman Products Inc.(a)(b)	25,714	2,434,344
Fox Factory Holding Corp.(a)	41,889	6,054,636
Garrett Motion Inc.(a)(b)	120,871	890,819
Gentex Corp.	209,822	6,919,930
Gentherm Inc.(a)	27,579	2,231,969
Goodyear Tire & Rubber Co. (The)(a)	274,971	4,866,987
Horizon Global Corp.(a)	43,482	305,679
LCI Industries	24,897	3,351,883
Lear Corp.	56,862	8,897,766
Luminar Technologies Inc.(a)(b)	178,688	2,787,533
Modine Manufacturing Co.(a)(b)	66,528	753,762
Motorcar Parts of America Inc.(a)	32,608	635,856
Patrick Industries Inc.	24,090	2,006,697
QuantumScape Corp.(a)(b)	215,523	5,288,934
Standard Motor Products Inc.	23,276	1,017,394
Stoneridge Inc.(a)(b)	25,116	512,115
Superior Industries International Inc.(a)	66,456	468,515
Sypris Solutions Inc.(a)(b)	16,991	60,658
Tenneco Inc., Class A(a)	78,416	1,118,996
Unique Fabricating Inc.(a)(b)	714	2,356
Veoneer Inc.(a)	98,852	3,366,899
Visteon Corp.(a)	24,454	2,308,213
XL Fleet Corp.(a)(b)	87,484	538,902
XPEL Inc.(a)	13,814	1,047,930

		119,132,685

Automobiles — 1.8%
Arcimoto Inc.(a)(b)	21,716	248,214
Canoo Inc.(a)(b)	133,097	1,023,516
Fisker Inc.(a)(b)	144,408	2,115,577
Ford Motor Co.(a)	3,656,526	51,776,408
General Motors Co.(a)	1,328,713	70,036,462
Harley-Davidson Inc.	143,351	5,248,080
Lordstown Motors Corp., Class A(a)(b)	93,170	743,497
Lucid Group Inc.(a)(b)	511,574	12,983,748
Tesla Inc.(a)	750,982	582,371,521

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Automobiles (continued)
Thor Industries Inc.	52,517	$6,446,987
Winnebago Industries Inc.	35,570	2,577,047
Workhorse Group Inc.(a)(b)	88,959	680,536

		736,251,593

Banks — 4.4%
1st Constitution Bancorp	9,023	213,574
1st Source Corp.	16,272	768,689
ACNB Corp.	7,766	217,448
Affinity Bancshares Inc.(a)	2,365	33,276
Allegiance Bancshares Inc.	15,975	609,446
Altabancorp	21,278	939,636
Amalgamated Financial Corp.	32,648	516,491
Amerant Bancorp Inc.(a)	27,467	679,534
American National Bankshares Inc.	17,839	589,401
Ameris Bancorp	45,590	2,365,209
AmeriServ Financial Inc.	16,695	65,277
Ames National Corp.	9,687	225,320
Arrow Financial Corp.	11,123	382,186
Associated Banc-Corp.	142,197	3,045,860
Atlantic Capital Bancshares Inc.(a)	9,460	250,595
Atlantic Union Bankshares Corp.	71,455	2,633,117
Auburn National Bancorp. Inc.	595	20,230
Banc of California Inc.	49,121	908,247
BancFirst Corp.	16,522	993,303
Bancorp. Inc. (The)(a)	33,768	859,396
BancorpSouth Bank	91,997	2,739,671
Bank First Corp.	8,438	598,001
Bank of America Corp.	6,883,299	292,196,043
Bank of Commerce Holdings	11,842	179,643
Bank of Hawaii Corp.	37,596	3,089,263
Bank of Marin Bancorp., Class A	19,834	748,733
Bank of Princeton (The)	16,752	503,230
Bank of South Carolina Corp.	960	19,306
Bank of the James Financial Group Inc.	852	12,439
Bank OZK	109,725	4,715,980
Bank7 Corp.	2,920	62,576
BankFinancial Corp.	7,593	87,168
BankUnited Inc.	65,208	2,726,999
Bankwell Financial Group Inc.	8,703	256,129
Banner Corp.	19,279	1,064,394
Bar Harbor Bankshares	16,162	453,344
Baycom Corp.(a)	24,393	453,710
BCB Bancorp. Inc.	10,899	160,869
Berkshire Hills Bancorp. Inc.	42,958	1,159,007
BOK Financial Corp.	27,815	2,490,833
Brookline Bancorp. Inc.	34,474	526,073
Bryn Mawr Bank Corp.	17,137	787,445
Business First Bancshares Inc.	22,941	536,590
Byline Bancorp Inc.	27,000	663,120
C&F Financial Corp.	704	37,389
Cadence BanCorp.	101,829	2,236,165
Cambridge Bancorp	7,376	649,088
Camden National Corp.	9,007	431,435
Capital City Bank Group Inc.	8,639	213,729
Capstar Financial Holdings Inc.	33,892	719,866
Carter Bankshares Inc.(a)	12,069	171,621
Cathay General Bancorp	72,678	3,008,142
CB Financial Services Inc.	829	19,092
CBTX Inc.	16,864	444,872
Central Pacific Financial Corp.	9,084	233,277

Security	Shares	Value

Banks (continued)
Central Valley Community Bancorp	8,432	$181,288
Century Bancorp. Inc./MA, Class A, NVS	1,519	175,050
Chemung Financial Corp.	1,353	61,291
CIT Group Inc.	92,071	4,783,088
Citigroup Inc.	1,883,941	132,214,979
Citizens & Northern Corp.	10,432	263,512
Citizens Community Bancorp. Inc./WI	799	11,106
Citizens Financial Group Inc.	391,066	18,372,281
Citizens Holding Co.	828	15,475
City Holding Co.	12,074	940,685
Civista Bancshares Inc.	10,494	243,776
CNB Financial Corp./PA	10,624	258,588
Coastal Financial Corp./WA(a)	29,130	928,082
Codorus Valley Bancorp. Inc.	10,965	247,151
Colony Bankcorp Inc.	7,779	145,701
Columbia Banking System Inc.	49,769	1,890,724
Comerica Inc.	123,434	9,936,437
Commerce Bancshares Inc.	100,350	6,992,388
Community Bank System Inc.	43,616	2,984,207
Community Bankers Trust Corp.	20,811	236,621
Community Financial Corp. (The)	1,709	63,011
Community Trust Bancorp. Inc.	16,611	699,323
Community West Bancshares	7,785	103,151
ConnectOne Bancorp. Inc.	31,779	953,688
County Bancorp. Inc.(b)	2,026	73,848
CrossFirst Bankshares Inc.(a)	65,666	853,658
Cullen/Frost Bankers Inc.	58,046	6,885,417
Customers Bancorp. Inc.(a)	20,203	869,133
CVB Financial Corp.	108,076	2,201,508
Dime Community Bancshares Inc.	39,264	1,282,362
Eagle Bancorp. Inc.	22,012	1,265,690
Eagle Bancorp. Montana Inc.	1,904	42,592
East West Bancorp. Inc.	134,417	10,422,694
Eastern Bankshares Inc.	176,057	3,573,957
Emclaire Financial Corp.	214	5,669
Enterprise Bancorp. Inc./MA	7,888	283,574
Enterprise Financial Services Corp.	39,339	1,781,270
Equity Bancshares Inc., Class A	9,673	322,885
Evans Bancorp. Inc.	1,835	70,280
Farmers & Merchants Bancorp. Inc./Archbold OH	18,714	419,194
Farmers National Banc Corp.	19,316	303,454
FB Financial Corp.	32,224	1,381,765
Fidelity D&D Bancorp. Inc.	7,902	398,498
Fifth Third Bancorp	634,164	26,913,920
Financial Institutions Inc.	11,887	364,337
First Bancorp. Inc. (The)	8,549	249,118
First BanCorp./Puerto Rico	143,825	1,891,299
First Bancorp./Southern Pines NC	15,784	678,870
First Bancshares Inc. (The)	28,569	1,107,906
First Bank/Hamilton NJ	8,207	115,637
First Busey Corp.	40,463	996,604
First Business Financial Services Inc.	9,308	267,233
First Capital Inc.	978	39,883
First Citizens BancShares Inc./NC, Class A(b)	7,143	6,022,763
First Commonwealth Financial Corp.	43,678	595,331
First Community Bankshares Inc.	16,241	515,165
First Community Corp./SC	7,814	155,889
First Financial Bancorp	66,509	1,556,976
First Financial Bankshares Inc.	119,088	5,472,094
First Financial Corp./IN	9,720	408,726

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Financial Northwest Inc.	8,543	$139,849
First Foundation Inc.	59,527	1,565,560
First Guaranty Bancshares Inc.	22,616	453,903
First Hawaiian Inc.	124,623	3,657,685
First Horizon Corp.	503,528	8,202,471
First Internet Bancorp	1,999	62,329
First Interstate BancSystem Inc., Class A	32,200	1,296,372
First Merchants Corp.	49,301	2,062,754
First Mid Bancshares Inc.	23,003	944,503
First Midwest Bancorp. Inc.	82,119	1,561,082
First National Corp./VA(b)	3,235	74,567
First Northwest Bancorp	10,930	191,931
First of Long Island Corp. (The)	24,351	501,631
First Republic Bank/CA	162,577	31,357,852
First Savings Financial Group Inc.	642	18,053
First U.S. Bancshares Inc.	7,703	82,730
First United Corp.	7,935	147,591
Flushing Financial Corp.	25,236	570,334
FNB Corp.	347,590	4,038,996
Franklin Financial Services Corp.	883	28,565
Fulton Financial Corp.	151,586	2,316,234
FVCBankcorp Inc.(a)(b)	30,539	610,475
German American Bancorp. Inc.	17,636	681,279
Glacier Bancorp. Inc.	85,820	4,750,137
Glen Burnie Bancorp	598	7,385
Great Southern Bancorp. Inc.	8,496	465,666
Great Western Bancorp. Inc.	30,365	994,150
Guaranty Bancshares Inc./TX	18,944	679,142
Hancock Whitney Corp.	92,812	4,373,301
Hanmi Financial Corp.	14,565	292,174
Harborone Bancorp. Inc.	61,554	864,218
Hawthorn Bancshares Inc.	8,614	199,500
HBT Financial Inc.	8,417	130,884
Heartland Financial USA Inc.	42,519	2,044,314
Heritage Commerce Corp.	68,415	795,666
Heritage Financial Corp./WA	22,267	567,808
Hilltop Holdings Inc.	67,112	2,192,549
Home BancShares Inc./AR	143,799	3,383,590
HomeTrust Bancshares Inc.	16,598	464,412
Hope Bancorp Inc.	85,049	1,228,108
Horizon Bancorp Inc./IN	24,667	448,199
Howard Bancorp. Inc.(a)	2,396	48,591
Huntington Bancshares Inc./OH	1,383,100	21,382,726
Independent Bank Corp.	24,726	1,882,885
Independent Bank Corp./MI	17,712	380,454
Independent Bank Group Inc.	35,818	2,544,511
International Bancshares Corp.	49,490	2,060,764
Investar Holding Corp.	9,898	217,954
Investors Bancorp. Inc.	163,794	2,474,927
JPMorgan Chase & Co.	2,777,571	454,660,597
KeyCorp.	875,669	18,931,964
Lakeland Bancorp. Inc.	34,482	607,918
Lakeland Financial Corp.	24,660	1,756,778
Landmark Bancorp. Inc./Manhattan KS	820	22,706
LCNB Corp.	10,070	177,635
Limestone Bancorp. Inc.(a)	457	8,212
Live Oak Bancshares Inc.(b)	33,601	2,138,032
M&T Bank Corp.	118,321	17,670,058
Macatawa Bank Corp.	28,245	226,807
MainStreet Bancshares Inc.(a)(b)	3,013	72,282

Security	Shares	Value

Banks (continued)
Malvern Bancorp. Inc.(a)(b)	7,752	$131,706
Mercantile Bank Corp.	16,308	522,345
Meridian Corp.	1,164	33,372
Metrocity Bankshares Inc.	17,982	377,083
Metropolitan Bank Holding Corp.(a)	7,323	617,329
Mid Penn Bancorp. Inc.	2,541	70,005
Middlefield Banc Corp.	538	12,950
Midland States Bancorp. Inc.	22,977	568,221
MidWestOne Financial Group Inc.	9,331	281,423
MVB Financial Corp.	9,539	408,555
National Bank Holdings Corp., Class A	23,140	936,707
National Bankshares Inc.	9,073	329,441
NBT Bancorp. Inc.	36,179	1,306,785
Nicolet Bankshares Inc.(a)(b)	9,791	726,296
Northeast Bank	1,049	35,372
Northrim Bancorp. Inc.	7,786	330,983
Norwood Financial Corp.	2,275	58,490
Oak Valley Bancorp	7,755	137,806
OceanFirst Financial Corp.	51,842	1,109,937
OFG Bancorp	36,448	919,219
Ohio Valley Banc Corp.	781	21,306
Old National Bancorp./IN	126,939	2,151,616
Old Point Financial Corp.	766	16,423
Old Second Bancorp. Inc.	28,128	367,352
Origin Bancorp Inc.	15,988	677,092
Orrstown Financial Services Inc.	9,908	231,847
Pacific Mercantile Bancorp.(a)	9,205	84,778
Pacific Premier Bancorp. Inc.	80,724	3,345,203
PacWest Bancorp	100,093	4,536,215
Park National Corp.	16,621	2,026,931
Parke Bancorp. Inc.	8,979	196,909
Pathfinder Bancorp. Inc.	713	11,622
Patriot National Bancorp Inc.(a)	59	619
Peapack Gladstone Financial Corp.	11,907	397,218
Penns Woods Bancorp. Inc.	10,515	249,836
Peoples Bancorp. Inc./OH	24,730	781,715
Peoples Bancorp. of North Carolina Inc.	893	25,352
Peoples Financial Services Corp.	7,804	355,628
People’s United Financial Inc.	406,726	7,105,503
Pinnacle Financial Partners Inc.	74,998	7,055,812
Plumas Bancorp	7,592	237,857
PNC Financial Services Group Inc. (The)	395,002	77,278,191
Popular Inc.	74,162	5,760,163
Preferred Bank/Los Angeles CA	7,979	532,040
Primis Financial Corp.	18,785	271,631
Prosperity Bancshares Inc.	87,442	6,219,749
QCR Holdings Inc.	9,032	464,606
RBB Bancorp	25,580	644,872
Regions Financial Corp.	882,743	18,811,253
Reliant Bancorp Inc.	24,199	764,446
Renasant Corp.	43,757	1,577,440
Republic Bancorp. Inc./KY, Class A	9,074	459,598
Republic First Bancorp. Inc.(a)(b)	31,080	95,726
Riverview Financial Corp.(a)	7,648	100,801
S&T Bancorp. Inc.	20,399	601,159
Salisbury Bancorp. Inc.	207	10,868
Sandy Spring Bancorp. Inc.	57,574	2,638,041
SB Financial Group Inc.	2,194	39,711
Seacoast Banking Corp. of Florida	39,119	1,322,613
Select Bancorp. Inc.(a)	8,348	144,003

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
ServisFirst Bancshares Inc.	45,319	$3,525,818
Shore Bancshares Inc.	14,330	254,071
Sierra Bancorp	9,971	242,096
Signature Bank/New York NY	57,722	15,716,546
Silvergate Capital Corp., Class A(a)	18,109	2,091,589
Simmons First National Corp., Class A	85,337	2,522,562
SmartFinancial Inc.	9,174	237,148
Sound Financial Bancorp. Inc.(b)	260	11,700
South Plains Financial Inc.	2,685	65,460
South State Corp.	66,993	5,002,367
Southern First Bancshares Inc.(a)	7,701	412,003
Southside Bancshares Inc.	22,706	869,413
Spirit of Texas Bancshares Inc.	25,028	605,678
Sterling Bancorp./DE	194,786	4,861,859
Stock Yards Bancorp. Inc.	32,998	1,935,333
Summit Financial Group Inc.	8,423	206,448
Summit State Bank	868	17,186
SVB Financial Group(a)	54,495	35,251,726
Synovus Financial Corp.	143,900	6,315,771
Texas Capital Bancshares Inc.(a)	51,590	3,096,432
Tompkins Financial Corp.	9,114	737,414
Towne Bank/Portsmouth VA	58,632	1,824,042
TriCo Bancshares	33,493	1,453,596
TriState Capital Holdings Inc.(a)(b)	19,876	420,377
Triumph Bancorp. Inc.(a)	19,593	1,961,847
Truist Financial Corp.	1,240,764	72,770,809
Trustmark Corp.	60,524	1,950,083
U.S. Bancorp	1,254,135	74,545,784
UMB Financial Corp.	41,477	4,011,241
Umpqua Holdings Corp.	204,604	4,143,231
Union Bankshares Inc./Morrisville VT	808	25,824
United Bancorp. Inc./OH	7,608	109,175
United Bancshares Inc./OH	679	20,710
United Bankshares Inc./WV	110,531	4,021,118
United Community Banks Inc./GA	68,926	2,262,151
United Security Bancshares/Fresno CA	9,274	74,192
Unity Bancorp. Inc.	7,763	181,654
Univest Financial Corp.	49,561	1,357,476
Valley National Bancorp	402,112	5,352,111
Veritex Holdings Inc.	31,763	1,250,192
Village Bank and Trust Financial Corp.(a)	113	5,836
Virginia National Bankshares Corp.(b)	883	31,912
Washington Trust Bancorp. Inc.	16,037	849,640
Webster Financial Corp.	84,238	4,587,601
Wells Fargo & Co.	3,817,077	177,150,544
WesBanco Inc.	59,374	2,023,466
West Bancorp. Inc.	16,264	488,408
Westamerica Bancorp	18,425	1,036,590
Western Alliance Bancorp	99,649	10,843,804
Wintrust Financial Corp.	60,343	4,849,767
Zions Bancorp. NA	145,372	8,997,073

		1,844,022,673

Beverages — 1.2%
Alkaline Water Co. Inc. (The)(a)(b)	178,938	284,512
Boston Beer Co. Inc. (The), Class A, NVS(a)	8,617	4,392,516
Brown-Forman Corp., Class A	51,490	3,226,878
Brown-Forman Corp., Class B, NVS	175,024	11,728,358
Celsius Holdings Inc.(a)(b)	39,335	3,543,690
Coca-Cola Co. (The)	3,582,475	187,972,463
Coca-Cola Consolidated Inc.	3,700	1,458,466

Security	Shares	Value

Beverages (continued)
Constellation Brands Inc., Class A	155,360	$32,732,799
Duckhorn Portfolio Inc. (The)(a)	34,030	778,947
Eastside Distilling Inc.(a)(b)	7,824	20,342
Keurig Dr Pepper Inc.	685,133	23,404,143
MGP Ingredients Inc.	9,858	641,756
Molson Coors Beverage Co., Class B	176,823	8,201,051
Monster Beverage Corp.(a)	349,023	31,003,713
National Beverage Corp.	15,490	813,070
NewAge Inc.(a)(b)	99,552	138,377
PepsiCo Inc.	1,268,171	190,745,600
Reed’s Inc.(a)(b)	8,618	5,171
Willamette Valley Vineyards Inc.(a)(b)	794	10,100

		501,101,952

Biotechnology — 2.7%
4D Molecular Therapeutics Inc.(a)	17,082	460,702
89bio Inc.(a)	5,703	111,722
Aadi Bioscience Inc.(a)	8,939	262,537
AbbVie Inc.	1,642,666	177,194,381
Abeona Therapeutics Inc.(a)(b)	24,744	27,713
ACADIA Pharmaceuticals Inc.(a)(b)	111,332	1,849,225
Acceleron Pharma Inc.(a)(b)	51,905	8,932,850
Achieve Life Sciences Inc.(a)	94	799
Acorda Therapeutics Inc.(a)	7,060	32,476
Actinium Pharmaceuticals Inc.(a)(b)	6,025	53,381
Adagio Therapeutics Inc.(a)(b)	17,147	724,289
Adamas Pharmaceuticals Inc.(a)	33,348	163,739
Adicet Bio Inc.(a)	10,030	78,635
ADMA Biologics Inc.(a)(b)	53,362	60,299
Advaxis Inc.(a)(b)	156,937	81,843
Adverum Biotechnologies Inc.(a)	103,018	223,549
Aeglea BioTherapeutics Inc.(a)(b)	14,330	113,923
Agenus Inc.(a)(b)	194,933	1,023,398
AgeX Therapeutics Inc.(a)(b)	6,846	6,435
Agios Pharmaceuticals Inc.(a)(b)	51,289	2,366,987
AIkido Pharma Inc.(a)(b)	39,264	32,350
AIM ImmunoTech Inc.(a)(b)	8,502	17,174
Akebia Therapeutics Inc.(a)(b)	161,088	463,933
Akero Therapeutics Inc.(a)(b)	17,519	391,550
Albireo Pharma Inc.(a)	13,758	429,250
Aldeyra Therapeutics Inc.(a)(b)	73,552	645,787
Alector Inc.(a)(b)	45,381	1,035,594
Alkermes PLC(a)	145,959	4,501,376
Allakos Inc.(a)(b)	32,554	3,446,492
Allena Pharmaceuticals Inc.(a)(b)	74,046	66,804
Allogene Therapeutics Inc.(a)	58,437	1,501,831
Allovir Inc.(a)	50,037	1,253,927
Alnylam Pharmaceuticals Inc.(a)	110,271	20,820,267
Alpine Immune Sciences Inc.(a)(b)	718	7,661
Altimmune Inc.(a)	47,162	533,402
ALX Oncology Holdings Inc.(a)(b)	8,623	636,895
Amgen Inc.	527,865	112,250,492
Amicus Therapeutics Inc.(a)(b)	256,471	2,449,298
AnaptysBio Inc.(a)	22,910	621,319
Anavex Life Sciences Corp.(a)(b)	56,912	1,021,570
Anika Therapeutics Inc.(a)(b)	16,077	684,237
Anixa Biosciences Inc.(a)(b)	8,467	40,388
Annexon Inc.(a)	26,169	487,005
Annovis Bio Inc.(a)(b)	8,563	271,875
Apellis Pharmaceuticals Inc.(a)(b)	62,209	2,050,409
Applied Genetic Technologies Corp./DE(a)(b)	30,899	93,006

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Applied Molecular Transport Inc.(a)(b)	12,429	$321,538
Applied Therapeutics Inc.(a)	9,070	150,562
Aprea Therapeutics Inc.(a)(b)	13,350	68,218
Aptevo Therapeutics Inc.(a)	1,033	15,950
Aptinyx Inc., Class A(a)	14,896	34,857
AquaBounty Technologies Inc.(a)(b)	97,632	397,362
Aravive Inc.(a)(b)	1,635	6,082
ARCA biopharma Inc.(a)(b)	48	142
Arcturus Therapeutics Holdings Inc.(a)	17,944	857,364
Arcus Biosciences Inc.(a)	43,489	1,516,461
Arcutis Biotherapeutics Inc.(a)(b)	25,050	598,444
Ardelyx Inc.(a)(b)	92,621	122,260
Arena Pharmaceuticals Inc.(a)	53,185	3,167,167
Aridis Pharmaceuticals Inc.(a)	5,998	22,073
Armata Pharmaceuticals Inc.(a)	5	18
Arrowhead Pharmaceuticals Inc.(a)	95,943	5,989,721
Assembly Biosciences Inc.(a)	48,710	169,511
Astria Therapeutics Inc.(a)	76	672
Atara Biotherapeutics Inc.(a)(b)	87,276	1,562,240
Athenex Inc.(a)	66,078	198,895
Athersys Inc.(a)(b)	276,235	367,393
Atreca Inc., Class A(a)(b)	44,509	277,291
aTyr Pharma Inc.(a)	406	3,686
AVEO Pharmaceuticals Inc.(a)(b)	19,916	123,081
Avid Bioservices Inc.(a)(b)	43,948	947,958
Avidity Biosciences Inc.(a)	56,116	1,382,137
Avita Medical Inc.(a)(b)	23,151	410,236
Avrobio Inc.(a)	43,272	241,458
Beam Therapeutics Inc.(a)(b)	41,416	3,603,606
Bellicum Pharmaceuticals Inc.(a)(b)	6,125	17,885
BioAtla Inc.(a)(b)	11,417	336,116
Biocept Inc.(a)	189	758
BioCryst Pharmaceuticals Inc.(a)(b)	157,136	2,258,044
Biogen Inc.(a)	138,444	39,178,268
Biohaven Pharmaceutical Holding Co. Ltd.(a)	56,378	7,831,468
BioMarin Pharmaceutical Inc.(a)	174,193	13,463,377
Bio-Path Holdings Inc.(a)	260	1,334
Bioxcel Therapeutics Inc.(a)(b)	14,856	450,880
Black Diamond Therapeutics Inc.(a)(b)	18,931	160,156
Bluebird Bio Inc.(a)(b)	60,804	1,161,964
Blueprint Medicines Corp.(a)	52,215	5,368,224
Bolt Biotherapeutics Inc.(a)(b)	19,327	244,487
BrainStorm Cell Therapeutics Inc.(a)(b)	16,987	56,057
Brickell Biotech Inc.(a)	983	708
Bridgebio Pharma Inc.(a)(b)	104,956	4,919,288
Brooklyn ImmunoTherapeutics Inc.(a)(b)	9,583	89,122
C4 Therapeutics Inc.(a)	35,407	1,581,985
Cabaletta Bio Inc.(a)	6,903	83,940
Caladrius Biosciences Inc.(a)	7,526	9,182
Calithera Biosciences Inc.(a)(b)	38,958	84,928
Calyxt Inc.(a)(b)	32,572	109,768
Capricor Therapeutics Inc.(a)(b)	603	2,424
Cardiff Oncology Inc.(a)(b)	35,326	235,271
CareDx Inc.(a)(b)	45,008	2,852,157
Caribou Biosciences Inc.(a)(b)	31,306	747,274
CASI Pharmaceuticals Inc.(a)(b)	25,216	30,007
Catalyst Biosciences Inc.(a)(b)	7,029	28,889
Catalyst Pharmaceuticals Inc.(a)	93,781	497,039
Celldex Therapeutics Inc.(a)	38,688	2,088,765
Cellectar Biosciences Inc.(a)	59	55

Security	Shares	Value

Biotechnology (continued)
CEL-SCI Corp.(a)(b)	55,593	$610,967
Celsion Corp.(a)(b)	32,808	30,328
Cerevel Therapeutics Holdings Inc.(a)	47,848	1,411,516
Checkpoint Therapeutics Inc.(a)(b)	41,198	135,953
ChemoCentryx Inc.(a)(b)	51,826	886,225
Chimerix Inc.(a)	68,551	424,331
Chinook Therapeutics Inc.(a)	42,134	537,630
Cidara Therapeutics Inc.(a)(b)	8,997	20,153
Clovis Oncology Inc.(a)(b)	84,277	375,875
Cohbar Inc.(a)(b)	176,925	169,848
Coherus Biosciences Inc.(a)(b)	50,790	816,195
Concert Pharmaceuticals Inc.(a)(b)	16,099	52,644
ContraFect Corp.(a)(b)	16,015	64,861
Corbus Pharmaceuticals Holdings Inc.(a)(b)	66,879	68,217
Cortexyme Inc.(a)	13,347	1,223,386
Corvus Pharmaceuticals Inc.(a)	901	4,361
Crinetics Pharmaceuticals Inc.(a)	23,038	484,950
CTI BioPharma Corp.(a)(b)	28,514	84,116
Cue Biopharma Inc.(a)	28,133	409,898
Cullinan Oncology Inc.(a)(b)	17,872	403,371
Curis Inc.(a)(b)	90,718	710,322
Cyclacel Pharmaceuticals Inc.(a)(b)	39	206
Cyclerion Therapeutics Inc.(a)(b)	15,260	46,848
Cytokinetics Inc.(a)(b)	75,989	2,715,847
CytomX Therapeutics Inc.(a)(b)	50,874	258,949
Deciphera Pharmaceuticals Inc.(a)	36,908	1,254,134
Denali Therapeutics Inc.(a)(b)	90,265	4,553,869
Dermtech Inc.(a)(b)	28,025	899,883
DiaMedica Therapeutics Inc.(a)	8,212	32,930
Dicerna Pharmaceuticals Inc.(a)	74,561	1,503,150
Dyadic International Inc.(a)(b)	2,880	16,013
Dynavax Technologies Corp.(a)(b)	80,307	1,542,697
Dyne Therapeutics Inc.(a)(b)	39,057	634,286
Eagle Pharmaceuticals Inc./DE(a)	7,766	433,187
Editas Medicine Inc.(a)(b)	65,242	2,680,141
Eiger BioPharmaceuticals Inc.(a)	18,140	121,175
Eledon Pharmaceuticals Inc.(a)(b)	17	105
Emergent BioSolutions Inc.(a)	41,826	2,094,228
Enanta Pharmaceuticals Inc.(a)(b)	14,745	837,663
Epizyme Inc.(a)(b)	72,284	370,094
Equillium Inc.(a)(b)	5,204	35,491
Erasca Inc.(a)(b)	40,977	869,532
Exact Sciences Corp.(a)	159,270	15,202,321
Exelixis Inc.(a)	298,155	6,302,997
Exicure Inc.(a)(b)	201,583	241,900
Fate Therapeutics Inc.(a)	78,664	4,662,415
FibroGen Inc.(a)(b)	84,008	858,562
First Wave BioPharma Inc.(a)	6,167	17,329
Flexion Therapeutics Inc.(a)(b)	67,310	410,591
Forma Therapeutics Holdings Inc.(a)	16,058	372,385
Forte Biosciences Inc.(a)(b)	6,493	19,219
Fortress Biotech Inc.(a)	93,107	299,805
Frequency Therapeutics Inc.(a)(b)	35,561	251,061
F-Star(c)	11,084	4,434
F-Star Therapeutics Inc.(a)(b)	13,294	97,312
F-Star Therapeutics Inc. New(c)	11,084	4,434
G1 Therapeutics Inc.(a)(b)	24,530	329,193
Galectin Therapeutics Inc.(a)	32,933	127,780
Galera Therapeutics Inc.(a)	5,537	44,850
Gemini Therapeutics Inc.(a)(b)	43,690	176,508

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Generation Bio Co.(a)(b)	54,431	$1,364,585
Genocea Biosciences Inc.(a)	1,549	2,974
Geron Corp.(a)(b)	348,236	477,083
Gilead Sciences Inc.	1,165,446	81,406,403
Global Blood Therapeutics Inc.(a)(b)	52,776	1,344,732
GlycoMimetics Inc.(a)(b)	40,234	88,112
Gossamer Bio Inc.(a)(b)	66,897	840,895
Gritstone bio Inc.(a)	67,394	727,855
Halozyme Therapeutics Inc.(a)(b)	134,773	5,482,566
Harpoon Therapeutics Inc.(a)	12,805	101,159
Heat Biologics Inc.(a)(b)	11,609	69,074
Heron Therapeutics Inc.(a)	79,289	847,599
Histogen Inc.(a)	1,358	1,029
Homology Medicines Inc.(a)(b)	38,765	305,081
Hookipa Pharma Inc.(a)	10,800	63,612
Horizon Therapeutics PLC(a)	208,246	22,811,267
Humanigen Inc.(a)(b)	100,394	595,336
iBio Inc.(a)(b)	447,515	474,366
Icosavax Inc.(a)(b)	21,621	639,765
Ideaya Biosciences Inc.(a)	31,528	803,649
Idera Pharmaceuticals Inc.(a)(b)	10,093	10,396
IGM Biosciences Inc.(a)(b)	7,600	499,776
Immucell Corp.(a)	736	6,801
Immunic Inc.(a)	3,877	34,311
ImmunityBio Inc.(a)	53,311	519,249
ImmunoGen Inc.(a)	166,130	941,957
Immunovant Inc.(a)	47,450	412,340
Incyte Corp.(a)	178,859	12,301,922
Infinity Pharmaceuticals Inc.(a)(b)	51,544	176,280
Inhibrx Inc.(a)	23,823	793,544
Inmune Bio Inc.(a)	2,627	51,016
Inovio Pharmaceuticals Inc.(a)(b)	228,038	1,632,752
Insmed Inc.(a)	120,691	3,323,830
Intellia Therapeutics Inc.(a)(b)	65,129	8,737,055
Intercept Pharmaceuticals Inc.(a)(b)	28,115	417,508
Invitae Corp.(a)(b)	198,736	5,650,064
Ionis Pharmaceuticals Inc.(a)(b)	135,094	4,531,053
Iovance Biotherapeutics Inc.(a)(b)	130,059	3,207,255
Ironwood Pharmaceuticals Inc.(a)(b)	144,785	1,890,892
IsoRay Inc.(a)(b)	58,494	36,904
iTeos Therapeutics Inc.(a)	30,710	829,170
IVERIC bio Inc.(a)	103,194	1,675,871
Janux Therapeutics Inc.(a)(b)	27,706	599,281
Jounce Therapeutics Inc.(a)	18,357	136,393
Kadmon Holdings Inc.(a)	185,846	1,618,719
KalVista Pharmaceuticals Inc.(a)	15,685	273,703
Karuna Therapeutics Inc.(a)(b)	18,242	2,231,544
Karyopharm Therapeutics Inc.(a)(b)	68,378	397,960
Keros Therapeutics Inc.(a)	13,290	525,752
Kezar Life Sciences Inc.(a)	31,297	270,406
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	26,898	306,368
Kinnate Biopharma Inc.(a)	20,768	478,079
Kodiak Sciences Inc.(a)(b)	28,784	2,762,688
Kronos Bio Inc.(a)(b)	58,535	1,226,894
Krystal Biotech Inc.(a)	20,623	1,076,727
Kura Oncology Inc.(a)	61,366	1,149,385
Kymera Therapeutics Inc.(a)	32,743	1,923,324
La Jolla Pharmaceutical Co.(a)(b)	16,428	65,548
Larimar Therapeutics Inc.(a)(b)	1,212	13,974
Lexicon Pharmaceuticals Inc.(a)(b)	47,232	227,186

Security	Shares	Value

Biotechnology (continued)
Ligand Pharmaceuticals Inc.(a)(b)	17,369	$2,419,849
Lineage Cell Therapeutics Inc.(a)(b)	100,503	253,268
LogicBio Therapeutics Inc.(a)(b)	6,559	30,040
Lumos Pharma Inc.(a)	2,356	22,406
MacroGenics Inc.(a)(b)	61,638	1,290,700
Madrigal Pharmaceuticals Inc.(a)	8,269	659,784
Magenta Therapeutics Inc.(a)	18,448	134,301
MannKind Corp.(a)(b)	269,875	1,173,956
Marker Therapeutics Inc.(a)	98,818	167,002
Matinas BioPharma Holdings Inc.(a)(b)	226,556	294,523
MediciNova Inc.(a)	27,932	105,862
MEI Pharma Inc.(a)(b)	45,949	126,819
Merrimack Pharmaceuticals Inc.(a)	9,296	44,900
Mersana Therapeutics Inc.(a)	65,281	615,600
MiMedx Group Inc.(a)(b)	81,121	491,593
Minerva Neurosciences Inc.(a)(b)	16,204	28,195
Miragen Therapeutics Inc.(c)	119	—
Mirati Therapeutics Inc.(a)	42,211	7,467,548
Mirum Pharmaceuticals Inc.(a)	5,492	109,401
Moderna Inc.(a)	326,446	125,636,008
Molecular Templates Inc.(a)	56,494	379,075
Moleculin Biotech Inc.(a)	6,575	19,725
Monte Rosa Therapeutics Inc.(a)(b)	26,610	592,871
Morphic Holding Inc.(a)	24,648	1,396,063
Mustang Bio Inc.(a)(b)	92,709	249,387
Myovant Sciences Ltd.(a)(b)	37,234	835,531
Myriad Genetics Inc.(a)	69,069	2,230,238
NanoViricides Inc.(a)(b)	1,651	7,661
Natera Inc.(a)	81,097	9,037,450
Navidea Biopharmaceuticals Inc.(a)	6,849	11,986
Neoleukin Therapeutics Inc.(a)	47,229	341,466
NeuBase Therapeutics Inc.(a)(b)	6,413	23,151
Neurocrine Biosciences Inc.(a)	84,612	8,115,137
NextCure Inc.(a)(b)	18,489	124,616
Nkarta Inc.(a)	19,415	539,931
Novavax Inc.(a)(b)	69,222	14,350,413
Nurix Therapeutics Inc.(a)	41,407	1,240,554
Nuvalent Inc., Class A(a)(b)	22,704	511,975
Ocugen Inc.(a)(b)	161,652	1,160,661
Olema Pharmaceuticals Inc.(a)(b)	15,758	434,290
OncoSec Medical Inc.(a)(b)	1,207	2,571
Oncternal Therapeutics Inc.(a)(b)	87,283	363,970
Oncternal Therapeutics Inc. New(b)(c)	722	740
OpGen Inc.(a)	1	3
OPKO Health Inc.(a)(b)	394,253	1,439,023
Oragenics Inc.(a)	43,978	27,913
Organogenesis Holdings Inc., Class A(a)	57,492	818,686
Organovo Holdings Inc.(a)(b)	3,278	22,290
Orgenesis Inc.(a)(b)	11,160	55,242
ORIC Pharmaceuticals Inc.(a)(b)	50,470	1,055,328
Ovid therapeutics Inc.(a)(b)	33,286	111,841
Oyster Point Pharma Inc.(a)(b)	5,546	65,720
Palatin Technologies Inc.(a)(b)	127,980	56,682
Passage Bio Inc.(a)(b)	22,927	228,353
PDL BioPharma Inc.(a)(c)	136,030	285,595
PDS Biotechnology Corp.(a)(b)	5,148	76,705
PhaseBio Pharmaceuticals Inc.(a)	43,378	134,906
Phio Pharmaceuticals Corp.(a)	7	14
Pieris Pharmaceuticals Inc.(a)(b)	102,376	529,284
Plus Therapeutics Inc.(a)	9	17

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
PMV Pharmaceuticals Inc.(a)(b)	16,062	$478,648
Point Biopharma Global Inc.(a)(b)	89,533	688,509
PolarityTE Inc.(a)(b)	18,797	12,162
Praxis Precision Medicines Inc.(a)(b)	60,104	1,111,323
Precigen Inc.(a)(b)	100,242	500,208
Precision BioSciences Inc.(a)(b)	75,381	869,897
Prelude Therapeutics Inc.(a)(b)	10,906	340,812
Progenics Pharmaceuticals Inc.(a)(b)(c)	10,240	0	(d)
Protagonist Therapeutics Inc.(a)	39,364	697,530
Protara Therapeutics Inc.(a)(b)	3,853	26,663
Proteostasis Therapeutics Inc.(b)(c)	6,635	717
Prothena Corp. PLC(a)	38,014	2,707,737
PTC Therapeutics Inc.(a)	69,741	2,595,063
Puma Biotechnology Inc.(a)	28,684	201,075
Qualigen Therapeutics Inc.(a)	578	751
Radius Health Inc.(a)(b)	41,293	512,446
RAPT Therapeutics Inc.(a)(b)	28,902	897,407
Recursion Pharmaceuticals Inc., Class A(a)(b)	24,229	557,509
Regeneron Pharmaceuticals Inc.(a)	98,050	59,337,899
REGENXBIO Inc.(a)	31,987	1,340,895
Regulus Therapeutics Inc.(a)	1,182	816
Relay Therapeutics Inc.(a)(b)	57,739	1,820,511
Replimune Group Inc.(a)(b)	27,170	805,319
REVOLUTION Medicines Inc.(a)	72,057	1,982,288
Rexahn Pharmaceuticals Inc.(c)	266	59
Rhythm Pharmaceuticals Inc.(a)(b)	35,813	467,718
Rigel Pharmaceuticals Inc.(a)(b)	194,582	706,333
Rocket Pharmaceuticals Inc.(a)(b)	37,699	1,126,823
Rubius Therapeutics Inc.(a)(b)	41,586	743,558
Sage Therapeutics Inc.(a)(b)	48,571	2,152,181
Salarius Pharmaceuticals Inc.(a)(b)	802	818
Sana Biotechnology Inc.(a)(b)	76,839	1,730,414
Sangamo Therapeutics Inc.(a)(b)	105,917	954,312
Sarepta Therapeutics Inc.(a)(b)	74,739	6,911,863
Savara Inc.(a)(b)	17,934	24,749
Scholar Rock Holding Corp.(a)(b)	16,662	550,179
Seagen Inc.(a)	124,880	21,204,624
Selecta Biosciences Inc.(a)	201,869	839,775
SELLAS Life Sciences Group Inc.(a)	2	18
Seres Therapeutics Inc.(a)	51,297	357,027
Sesen Bio Inc.(a)(b)	120,416	95,514
Shattuck Labs Inc.(a)	19,204	391,378
Silverback Therapeutics Inc.(a)(b)	13,157	131,307
Soleno Therapeutics Inc.(a)	600	555
Solid Biosciences Inc.(a)(b)	32,157	76,855
Soligenix Inc.(a)(b)	15,524	16,455
Sonnet BioTherapeutics Holdings Inc.(a)	39	24
Sorrento Therapeutics Inc.(a)(b)	324,858	2,478,667
Spectrum Pharmaceuticals Inc.(a)(b)	134,524	293,262
Spero Therapeutics Inc.(a)	11,107	204,480
SpringWorks Therapeutics Inc.(a)	22,700	1,440,088
Statera Biopharma Inc.(a)(b)	741	1,712
Stoke Therapeutics Inc.(a)	18,548	471,861
Sutro Biopharma Inc.(a)	24,669	465,997
Syndax Pharmaceuticals Inc.(a)(b)	44,615	852,593
Synlogic Inc.(a)(b)	3,734	11,389
Synthetic Biologics Inc.(a)	1,090	501
Syros Pharmaceuticals Inc.(a)(b)	64,074	286,411
T2 Biosystems Inc.(a)(b)	67,360	61,648
Tango Therapeutics Inc.(a)	59,354	767,447

Security	Shares	Value

Biotechnology (continued)
Taysha Gene Therapies Inc.(a)(b)	41,289	$768,801
TCR2 Therapeutics Inc.(a)	33,366	283,945
Tempest Therapeutics Inc.(a)(b)	88	1,273
Tenax Therapeutics Inc.(a)	627	1,110
TG Therapeutics Inc.(a)	137,549	4,577,631
Tonix Pharmaceuticals Holding Corp.(a)(b)	519,416	312,221
Tracon Pharmaceuticals Inc.(a)	632	2,446
Travere Therapeutics Inc.(a)	58,876	1,427,743
Trevena Inc.(a)(b)	94,802	116,606
Turning Point Therapeutics Inc.(a)	52,433	3,483,124
Twist Bioscience Corp.(a)(b)	48,792	5,219,280
Tyme Technologies Inc.(a)(b)	235,024	242,075
Ultragenyx Pharmaceutical Inc.(a)	59,990	5,410,498
uniQure NV(a)(b)	35,190	1,126,432
United Therapeutics Corp.(a)	41,611	7,680,558
Vaccinex Inc.(a)(b)	2,566	5,543
Vanda Pharmaceuticals Inc.(a)	60,040	1,029,086
Vaxart Inc.(a)(b)	110,734	880,335
Vaxcyte Inc.(a)	16,914	429,108
VBI Vaccines Inc.(a)(b)	279,076	867,926
Veracyte Inc.(a)(b)	70,561	3,277,558
Verastem Inc.(a)	114,095	351,413
Vericel Corp.(a)	42,291	2,063,801
Vertex Pharmaceuticals Inc.(a)	239,877	43,511,289
Verve Therapeutics Inc.(a)(b)	13,410	630,270
Viking Therapeutics Inc.(a)	76,161	478,291
Vir Biotechnology Inc.(a)	77,628	3,378,371
Viracta Therapeutics Inc.(a)(b)	3,227	25,881
Viridian Therapeutics Inc.(a)	7	115
VistaGen Therapeutics Inc.(a)(b)	168,299	461,139
Vor BioPharma Inc.(a)(b)	20,266	317,771
Voyager Therapeutics Inc.(a)(b)	26,379	69,377
vTv Therapeutics Inc., Class A(a)(b)	8,174	12,506
Vyant Bio Inc.(a)	257	599
X4 Pharmaceuticals Inc.(a)	4,715	24,942
XBiotech Inc.	8,133	105,322
Xencor Inc.(a)	53,324	1,741,562
XOMA Corp.(a)	8,434	208,741
Yield10 Bioscience Inc.(a)	7	42
Y-mAbs Therapeutics Inc.(a)	28,026	799,862
Yumanity Therapeutics Inc.(a)(b)	330	3,406
Zentalis Pharmaceuticals Inc.(a)	33,853	2,255,964
ZIOPHARM Oncology Inc.(a)(b)	170,391	310,112

		1,101,776,342

Building Products — 0.6%
A O Smith Corp.	123,529	7,543,916
AAON Inc.	35,616	2,327,149
Advanced Drainage Systems Inc.	50,956	5,511,911
Allegion PLC	85,796	11,340,515
Alpha Pro Tech Ltd.(a)(b)	16,129	108,548
American Woodmark Corp.(a)	16,428	1,073,898
Apogee Enterprises Inc.	25,471	961,785
Armstrong Flooring Inc.(a)	24,516	76,735
Armstrong World Industries Inc.	41,286	3,941,574
AZEK Co. Inc. (The)(a)	103,543	3,782,426
Builders FirstSource Inc.(a)(b)	188,864	9,771,823
Carlisle Companies Inc.	49,234	9,787,227
Carrier Global Corp.	806,582	41,748,684
Cornerstone Building Brands Inc.(a)	33,659	491,758
CSW Industrials Inc.	16,827	2,148,808

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Fortune Brands Home & Security Inc.	125,737	$11,243,403
Gibraltar Industries Inc.(a)	27,989	1,949,434
Griffon Corp.	41,527	1,021,564
Insteel Industries Inc.	25,790	981,310
Janus International Group Inc.(a)(b)	61,725	755,514
JELD-WEN Holding Inc.(a)	75,749	1,895,997
Jewett-Cameron Trading Co. Ltd.(a)	566	6,667
Johnson Controls International PLC	658,325	44,818,766
Lennox International Inc.	32,158	9,459,919
Masco Corp.	227,849	12,657,012
Masonite International Corp.(a)(b)	25,547	2,711,303
Owens Corning	91,747	7,844,369
PGT Innovations Inc.(a)	69,119	1,320,173
Quanex Building Products Corp.	33,051	707,622
Resideo Technologies Inc.(a)	133,142	3,300,590
Simpson Manufacturing Co. Inc.	42,113	4,504,828
Tecnoglass Inc.	35,332	767,764
Trane Technologies PLC	219,960	37,976,094
Trex Co. Inc.(a)	103,532	10,553,017
UFP Industries Inc.	60,472	4,110,887
View Inc.(a)(b)	86,228	467,356

		259,670,346

Capital Markets — 3.1%
Affiliated Managers Group Inc.	40,221	6,076,991
Ameriprise Financial Inc.	102,059	26,955,823
Apollo Global Management Inc.	189,086	11,645,807
Ares Management Corp., Class A	151,940	11,217,730
Artisan Partners Asset Management Inc., Class A	62,139	3,039,840
Ashford Inc.(a)	329	4,787
Assetmark Financial Holdings Inc.(a)	20,123	500,459
Associated Capital Group Inc., Class A	1,422	53,197
B. Riley Financial Inc.	15,713	927,696
Bank of New York Mellon Corp. (The)	738,193	38,267,925
BGC Partners Inc., Class A	388,441	2,023,778
BlackRock Inc.(e)	132,737	111,321,212
Blackstone Inc., NVS	636,514	74,052,039
Blucora Inc.(a)	49,669	774,340
Blue Owl Capital Inc.(b)	249,887	3,888,242
Bridge Investment Group Holdings Inc., Class A(a)(b)	48,334	854,062
BrightSphere Investment Group Inc.	66,946	1,749,299
Carlyle Group Inc. (The)	128,484	6,074,723
Cboe Global Markets Inc.	100,839	12,489,919
Charles Schwab Corp. (The)	1,395,414	101,641,956
CME Group Inc.	331,951	64,192,684
Cohen & Co. Inc.	735	14,200
Cohen & Steers Inc.	28,463	2,384,345
Coinbase Global Inc., Class A(a)(b)	28,717	6,532,543
Cowen Inc., Class A	24,733	848,589
Diamond Hill Investment Group Inc.	2,611	458,648
Donnelley Financial Solutions Inc.(a)	24,985	864,981
Evercore Inc., Class A	34,882	4,662,677
FactSet Research Systems Inc.	35,547	14,033,245
Federated Hermes Inc.	85,239	2,770,267
Focus Financial Partners Inc., Class A(a)	44,646	2,338,111
Franklin Resources Inc.	261,780	7,780,102
GAMCO Investors Inc., Class A	7,432	196,056
GCM Grosvenor Inc., Class A(b)	59,932	690,417
Goldman Sachs Group Inc. (The)	308,303	116,547,783
Greenhill & Co. Inc.	25,519	373,088
Hamilton Lane Inc., Class A	37,055	3,143,005

Security	Shares	Value

Capital Markets (continued)
Hennessy Advisors Inc.	5,053	$48,610
Houlihan Lokey Inc.	49,201	4,531,412
Interactive Brokers Group Inc., Class A(b)	89,012	5,549,008
Intercontinental Exchange Inc.	525,962	60,390,957
Invesco Ltd.	309,877	7,471,134
Janus Henderson Group PLC	135,010	5,579,963
Jefferies Financial Group Inc.	183,027	6,795,792
KKR & Co. Inc.	536,016	32,632,654
Lazard Ltd., Class A	107,755	4,935,179
LPL Financial Holdings Inc.	74,132	11,620,932
Manning & Napier Inc.	16,203	147,933
MarketAxess Holdings Inc.	35,191	14,804,502
Moelis & Co., Class A	57,040	3,529,065
Moody’s Corp.	150,165	53,325,093
Morgan Stanley	1,340,732	130,466,631
Morningstar Inc.	23,603	6,113,885
MSCI Inc.	76,092	46,289,807
Nasdaq Inc.	103,433	19,964,638
Northern Trust Corp.	197,530	21,295,709
Open Lending Corp., Class A(a)	91,182	3,288,935
Oppenheimer Holdings Inc., Class A, NVS	8,565	387,909
Perella Weinberg Partners(b)	61,769	818,439
Piper Sandler Cos	16,149	2,235,991
PJT Partners Inc., Class A	17,991	1,423,268
Pzena Investment Management Inc., Class A	16,146	158,877
Raymond James Financial Inc.	176,584	16,295,171
S&P Global Inc.	221,428	94,082,543
Safeguard Scientifics Inc.(a)	10,471	92,982
Sculptor Capital Management Inc.	24,566	685,146
SEI Investments Co.	104,571	6,201,060
Siebert Financial Corp.(a)	42,036	140,821
Silvercrest Asset Management Group Inc., Class A	7,858	122,428
State Street Corp.	338,800	28,703,136
StepStone Group Inc., Class A	41,115	1,753,144
Stifel Financial Corp.	100,908	6,857,708
StoneX Group Inc.(a)	16,184	1,066,526
T Rowe Price Group Inc.	212,757	41,849,302
Tradeweb Markets Inc., Class A	96,191	7,770,309
U.S. Global Investors Inc., Class A, NVS	17,183	97,771
Value Line Inc.	194	6,646
Victory Capital Holdings Inc., Class A	25,059	877,316
Virtu Financial Inc., Class A	85,065	2,078,138
Virtus Investment Partners Inc.	7,657	2,376,120
Westwood Holdings Group Inc.	8,203	155,857
WisdomTree Investments Inc.	77,694	440,525

		1,296,849,538

Chemicals — 1.7%
Advanced Emissions Solutions Inc.(a)	47,649	304,477
AdvanSix Inc.(a)	25,955	1,031,711
AgroFresh Solutions Inc.(a)(b)	24,760	53,482
Air Products & Chemicals Inc.	204,304	52,324,297
Albemarle Corp.	109,950	24,075,751
American Vanguard Corp.	24,731	372,202
Amyris Inc.(a)(b)	158,934	2,182,164
Ashland Global Holdings Inc.	51,510	4,590,571
Avient Corp.	86,859	4,025,915
Axalta Coating Systems Ltd.(a)	200,705	5,858,579
Balchem Corp.	27,058	3,925,304
Cabot Corp.	58,657	2,939,889
Celanese Corp.	101,909	15,351,572

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
CF Industries Holdings Inc.	192,421	$10,740,940
Chase Corp.	8,144	831,910
Chemours Co. (The)	154,045	4,476,548
Core Molding Technologies Inc.(a)(b)	8,149	93,795
Corteva Inc.	677,163	28,495,019
Danimer Scientific Inc.(a)(b)	58,379	953,913
Diversey Holdings Ltd.(a)(b)	44,190	708,808
Dow Inc.	686,453	39,512,235
DuPont de Nemours Inc.	486,222	33,058,234
Eastman Chemical Co.	123,277	12,418,925
Ecolab Inc.	232,922	48,592,188
Ecovyst Inc.	34,522	402,526
Element Solutions Inc.	194,924	4,225,952
Ferro Corp.(a)	76,362	1,553,203
Flotek Industries Inc.(a)(b)	50,050	63,063
FMC Corp.	119,862	10,974,565
FutureFuel Corp.	20,639	147,156
GCP Applied Technologies Inc.(a)(b)	56,359	1,235,389
Hawkins Inc.	16,960	591,565
HB Fuller Co.	42,609	2,750,837
Huntsman Corp.	200,021	5,918,621
Ikonics Corp.(a)	237	6,681
Ingevity Corp.(a)	41,529	2,963,925
Innospec Inc.	24,518	2,064,906
International Flavors & Fragrances Inc.	229,592	30,701,042
Intrepid Potash Inc.(a)	10,676	329,888
Koppers Holdings Inc.(a)	17,135	535,640
Kraton Corp.(a)	26,064	1,189,561
Kronos Worldwide Inc.	19,248	238,868
Linde PLC	475,638	139,542,676
Livent Corp.(a)	150,172	3,470,475
LSB Industries Inc.(a)	17,012	173,693
LyondellBasell Industries NV, Class A	243,623	22,864,019
Marrone Bio Innovations Inc.(a)(b)	17,563	15,824
Minerals Technologies Inc.	33,398	2,332,516
Mosaic Co. (The)	310,371	11,086,452
NewMarket Corp.	7,455	2,525,530
Northern Technologies International Corp.	1,582	24,125
Olin Corp.	142,251	6,863,611
Origin Materials Inc.(a)	119,540	814,067
Orion Engineered Carbons SA(a)	57,668	1,051,288
PPG Industries Inc.	222,175	31,773,247
PureCycle Technologies Inc.(a)(b)	69,224	919,295
Quaker Chemical Corp.	14,416	3,426,971
Rayonier Advanced Materials Inc.(a)	47,753	358,147
RPM International Inc.	124,006	9,629,066
Scotts Miracle-Gro Co. (The)	36,793	5,385,023
Sensient Technologies Corp.	42,008	3,826,089
Sherwin-Williams Co. (The)	219,326	61,352,062
Stepan Co.	23,019	2,599,766
Trecora Resources(a)	17,002	139,076
Tredegar Corp.	24,665	300,420
Trinseo SA	31,380	1,693,892
Tronox Holdings PLC, Class A	95,078	2,343,673
Valvoline Inc.	178,299	5,559,363
Westlake Chemical Corp.	34,350	3,130,659
Zymergen Inc.(a)(b)	18,153	239,075

		686,251,917

Commercial Services & Supplies — 0.5%
ABM Industries Inc.	65,406	2,943,924

Security	Shares	Value

Commercial Services & Supplies (continued)
ACCO Brands Corp.	93,697	$804,857
Acme United Corp.	740	24,228
ACV Auctions Inc., Class A(a)	33,482	598,993
ADT Inc.	143,601	1,161,732
Aqua Metals Inc.(a)(b)	50,207	103,929
ARC Document Solutions Inc.	34,092	100,571
Brady Corp., Class A, NVS	42,177	2,138,374
BrightView Holdings Inc.(a)(b)	76,819	1,133,848
Brink’s Co. (The)	50,388	3,189,560
Casella Waste Systems Inc., Class A(a)	47,657	3,619,073
CECO Environmental Corp.(a)	25,136	176,957
Charah Solutions Inc.(a)(b)	8,031	36,943
Cimpress PLC(a)(b)	17,016	1,477,499
Cintas Corp.	81,378	30,977,350
Clean Harbors Inc.(a)	50,090	5,202,848
CompX International Inc.	257	5,341
Copart Inc.(a)	198,763	27,572,403
CoreCivic Inc.(a)	126,217	1,123,331
Covanta Holding Corp.	118,509	2,384,401
Deluxe Corp.	42,772	1,535,087
Document Security Systems Inc.(a)(b)	15,518	20,018
Driven Brands Holdings Inc.(a)(b)	59,397	1,715,979
Ennis Inc.	24,754	466,613
Fuel Tech Inc.(a)(b)	16,830	29,284
Harsco Corp.(a)	75,841	1,285,505
Healthcare Services Group Inc.	67,952	1,698,121
Heritage-Crystal Clean Inc.(a)	16,209	469,737
Herman Miller Inc.	64,675	2,435,661
HNI Corp.	41,864	1,537,246
IAA Inc.(a)	126,252	6,889,572
Interface Inc.	50,409	763,696
JanOne Inc.(a)	173	1,183
KAR Auction Services Inc.(a)	126,252	2,069,270
Kimball International Inc., Class B	55,773	624,658
Matthews International Corp., Class A	34,128	1,183,900
Montrose Environmental Group Inc.(a)(b)	24,459	1,510,099
MSA Safety Inc.	32,868	4,788,868
NL Industries Inc.	8,526	49,110
Odyssey Marine Exploration Inc.(a)(b)	7,810	54,670
Performant Financial Corp.(a)	33,953	134,454
Perma-Fix Environmental Services Inc.(a)	9,177	61,027
Pitney Bowes Inc.	107,368	774,123
Quad/Graphics Inc.(a)	24,524	104,227
Quest Resource Holding Corp.(a)	8,652	52,604
Republic Services Inc.	176,699	21,214,482
Rollins Inc.	211,889	7,486,038
RR Donnelley & Sons Co.(a)	76,097	391,139
SP Plus Corp.(a)	16,803	515,348
Steelcase Inc., Class A	83,695	1,061,253
Stericycle Inc.(a)(b)	82,313	5,594,815
Team Inc.(a)	25,601	77,059
Tetra Tech Inc.	51,331	7,665,772
U.S. Ecology Inc.(a)	31,129	1,007,023
UniFirst Corp./MA	13,218	2,810,411
Viad Corp.(a)	17,078	775,512
Vidler Water Resouces Inc.(a)	10,061	114,494
Virco Mfg. Corp.(a)	8,212	28,331
VSE Corp.	8,233	396,584
Waste Management Inc.	342,579	51,167,599

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Wilhelmina International Inc.(a)	303	$1,630

		215,338,364

Communications Equipment — 0.8%
ADTRAN Inc.	42,884	804,504
Applied Optoelectronics Inc.(a)(b)	19,784	142,049
Arista Networks Inc.(a)	51,725	17,774,779
Aviat Networks Inc.(a)	14,922	490,337
BK Technologies Corp.	15,451	43,649
Calix Inc.(a)	59,084	2,920,522
Cambium Networks Corp.(a)	6,149	222,532
Casa Systems Inc.(a)(b)	25,963	176,029
Ciena Corp.(a)	149,048	7,653,615
Cisco Systems Inc.	3,917,283	213,217,714
Clearfield Inc.(a)	9,063	400,131
ClearOne Inc.(a)(b)	9,008	21,259
CommScope Holding Co. Inc.(a)(b)	183,079	2,488,044
Communications Systems Inc.(a)	7,827	67,704
Comtech Telecommunications Corp.	23,759	608,468
Digi International Inc.(a)	24,740	520,035
DZS Inc.(a)	7,295	89,437
EMCORE Corp.(a)	10,955	81,943
Extreme Networks Inc.(a)	161,700	1,592,745
F5 Networks Inc.(a)	57,631	11,455,890
Genasys Inc.(a)(b)	26,229	135,866
Harmonic Inc.(a)(b)	76,844	672,385
Infinera Corp.(a)(b)	228,892	1,904,381
Inseego Corp.(a)(b)	57,125	380,453
Juniper Networks Inc.	293,359	8,073,240
KVH Industries Inc.(a)	16,132	155,351
Lantronix Inc.(a)	8,338	48,527
Lumentum Holdings Inc.(a)(b)	73,719	6,158,485
Motorola Solutions Inc.	155,748	36,183,375
NETGEAR Inc.(a)	32,916	1,050,350
NetScout Systems Inc.(a)	65,640	1,768,998
Network-1 Technologies Inc.	9,297	27,581
Optical Cable Corp.(a)	8,303	30,887
PCTEL Inc.	11,956	74,366
Plantronics Inc.(a)	32,990	848,173
Resonant Inc.(a)(b)	28,521	69,021
Ribbon Communications Inc.(a)	84,562	505,681
TESSCO Technologies Inc.(a)	7,738	43,178
Ubiquiti Inc.	4,685	1,399,269
Viasat Inc.(a)	76,799	4,229,321
Viavi Solutions Inc.(a)	212,186	3,339,808
Vislink Technologies Inc.(a)(b)	4	7

		327,870,089

Construction & Engineering — 0.2%
AECOM(a)	129,190	8,158,348
Ameresco Inc., Class A(a)	30,439	1,778,551
API Group Corp.(a)(b)(f)	148,857	3,029,240
Arcosa Inc.	43,986	2,206,778
Argan Inc.	11,420	498,711
Comfort Systems USA Inc.	33,367	2,379,734
Concrete Pumping Holdings Inc.(a)(b)	10,986	93,820
Construction Partners Inc., Class A(a)(b)	43,269	1,443,887
Dycom Industries Inc.(a)	27,082	1,929,322
EMCOR Group Inc.	52,619	6,071,180
Fluor Corp.(a)	133,481	2,131,692
Granite Construction Inc.	41,233	1,630,765

Security	Shares	Value

Construction & Engineering (continued)
Great Lakes Dredge & Dock Corp.(a)	51,004	$769,650
Infrastructure and Energy Alternatives Inc.(a)	9,555	109,214
INNOVATE Corp.(a)(b)	38,548	158,047
Limbach Holdings Inc.(a)	6,169	40,839
MasTec Inc.(a)	49,763	4,293,552
Matrix Service Co.(a)	25,161	263,184
MYR Group Inc.(a)	17,177	1,709,112
Northwest Pipe Co.(a)	9,333	221,192
NV5 Global Inc.(a)	8,228	811,034
Orbital Energy Group Inc.(a)(b)	25,666	79,051
Orion Group Holdings Inc.(a)(b)	25,362	137,969
Primoris Services Corp.	55,425	1,357,358
Quanta Services Inc.	123,141	14,015,909
Sterling Construction Co. Inc.(a)	18,793	426,037
Tutor Perini Corp.(a)	34,491	447,693
Valmont Industries Inc.	19,646	4,619,168
WillScot Mobile Mini Holdings Corp.(a)	209,952	6,659,677

		67,470,714

Construction Materials — 0.1%
Eagle Materials Inc.	36,377	4,771,207
Forterra Inc.(a)	17,944	422,761
Martin Marietta Materials Inc.	58,253	19,903,885
Summit Materials Inc., Class A(a)(b)	110,767	3,541,221
United State Lime & Minerals Inc.	502	60,642
Vulcan Materials Co.	121,033	20,473,942

		49,173,658

Consumer Finance — 0.7%
Ally Financial Inc.	328,782	16,784,321
American Express Co.	598,152	100,208,405
Atlanticus Holdings Corp.(a)(b)	7,610	403,787
Capital One Financial Corp.	414,667	67,163,614
Consumer Portfolio Services Inc.(a)	17,099	100,029
Credit Acceptance Corp.(a)(b)	8,305	4,860,917
Curo Group Holdings Corp.	32,168	557,471
Discover Financial Services	278,365	34,197,140
Encore Capital Group Inc.(a)(b)	35,229	1,735,733
Enova International Inc.(a)	28,168	973,204
EZCORP Inc., Class A, NVS(a)(b)	50,170	379,787
FirstCash Inc.	41,341	3,617,338
Green Dot Corp., Class A(a)	39,318	1,978,875
Katapult Holdings Inc.(a)(b)	132,628	720,170
LendingClub Corp.(a)(b)	85,056	2,401,981
LendingTree Inc.(a)(b)	10,012	1,399,978
Navient Corp.	154,279	3,043,925
Nelnet Inc., Class A	23,958	1,898,432
Nicholas Financial Inc.(a)	9,053	111,352
OneMain Holdings Inc.	103,654	5,735,176
Oportun Financial Corp.(a)(b)	9,799	245,269
PRA Group Inc.(a)	42,416	1,787,410
PROG Holdings Inc.	64,605	2,714,056
Regional Management Corp.	9,457	550,208
Santander Consumer USA Holdings Inc.	65,607	2,735,812
SLM Corp.	302,985	5,332,536
SoFi Technologies Inc.(a)(b)	546,646	8,680,738
Synchrony Financial	529,568	25,885,284
Upstart Holdings Inc.(a)	42,885	13,570,529
World Acceptance Corp.(a)	5,094	965,721

		310,739,198

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.4%
Amcor PLC	1,425,286	$16,519,065
AptarGroup Inc.	58,100	6,934,235
Avery Dennison Corp.	78,603	16,287,328
Ball Corp.	302,126	27,182,276
Berry Global Group Inc.(a)	125,686	7,651,764
Crown Holdings Inc.	118,599	11,952,407
Graphic Packaging Holding Co.	279,838	5,328,116
Greif Inc., Class A, NVS	25,062	1,619,005
Greif Inc., Class B	8,365	542,052
International Paper Co.	369,231	20,647,397
Myers Industries Inc.	25,236	493,869
O-I Glass Inc.(a)	152,167	2,171,423
Packaging Corp. of America	87,583	12,037,407
Pactiv Evergreen Inc.	40,325	504,869
Ranpak Holdings Corp.(a)(b)	29,904	802,025
Sealed Air Corp.	135,943	7,448,317
Silgan Holdings Inc.	90,007	3,452,669
Sonoco Products Co.	93,973	5,598,911
TriMas Corp.(a)	42,012	1,359,508
UFP Technologies Inc.(a)	7,786	479,540
Westrock Co.	246,312	12,273,727

		161,285,910

Distributors — 0.1%
AMCON Distributing Co.	53	7,896
Educational Development Corp.	1,390	13,552
Funko Inc., Class A(a)	16,409	298,808
Genuine Parts Co.	129,947	15,753,475
Greenlane Holdings Inc., Class A(a)(b)	6,465	15,322
LKQ Corp.(a)	250,028	12,581,409
Pool Corp.	36,671	15,930,249
Weyco Group Inc.	7,760	175,842

		44,776,553

Diversified Consumer Services — 0.2%
2U Inc.(a)(b)	75,634	2,539,033
Adtalem Global Education Inc.(a)	50,800	1,920,748
American Public Education Inc.(a)	16,597	425,049
Beachbody Co. Inc. (The)(a)(b)	137,237	760,293
Bright Horizons Family Solutions Inc.(a)(b)	56,959	7,941,224
Carriage Services Inc.	16,638	741,888
Chegg Inc.(a)(b)	131,421	8,939,256
Coursera Inc.(a)(b)	74,471	2,357,007
Duolingo Inc.(a)	5,402	898,677
frontdoor Inc.(a)	81,818	3,428,174
Graham Holdings Co., Class B	3,232	1,904,165
Grand Canyon Education Inc.(a)	41,138	3,618,499
H&R Block Inc.	157,708	3,942,700
Houghton Mifflin Harcourt Co.(a)(b)	106,325	1,427,945
Laureate Education Inc., Class A(a)	102,663	1,744,244
Lincoln Educational Services Corp.(a)	25,083	167,805
Mister Car Wash Inc.(a)	45,845	836,671
OneSpaWorld Holdings Ltd.(a)	30,592	305,002
Perdoceo Education Corp.(a)	59,435	627,634
PowerSchool Holdings Inc., Class A(a)	36,958	909,536
Regis Corp.(a)(b)	33,898	117,965
Rover Group Inc.(a)(b)	70,118	952,904
Select Interior Concepts Inc., Class A(a)	42,571	613,874
Service Corp. International	156,789	9,448,105
Strategic Education Inc.	22,388	1,578,354
Stride Inc.(a)(b)	42,454	1,525,797

Security	Shares	Value

Diversified Consumer Services (continued)
Terminix Global Holdings Inc.(a)	106,599	$4,441,980
Universal Technical Institute Inc.(a)	17,195	116,238
Vivint Smart Home Inc.(a)(b)	37,021	349,849
WW International Inc.(a)(b)	49,115	896,349
XpresSpa Group Inc.(a)	63,852	93,863
Zovio Inc., Class A(a)(b)	16,745	40,021

		65,610,849

Diversified Financial Services — 1.2%
Alerus Financial Corp.	15,674	468,339
A-Mark Precious Metals Inc.	9,694	581,834
Berkshire Hathaway Inc., Class B(a)	1,708,555	466,333,002
Cannae Holdings Inc.(a)	76,102	2,367,533
Equitable Holdings Inc.	364,533	10,804,758
FlexShopper Inc.(a)	9,147	28,447
Greenidge Generation Holdings Inc.(a)	651	16,626
GWG Holdings Inc.(a)	186	1,860
LM Funding America Inc.(a)	85	348
Marlin Business Services Corp.	13,173	292,836
Voya Financial Inc.	105,476	6,475,172

		487,370,755

Diversified Telecommunication Services — 1.0%
Anterix Inc.(a)(b)	24,831	1,507,242
AST SpaceMobile Inc.(a)(b)	74,178	802,606
AT&T Inc.	6,589,208	177,974,508
ATN International Inc.	8,617	403,706
Bandwidth Inc., Class A(a)(b)	19,716	1,779,961
Cogent Communications Holdings Inc.	39,687	2,811,427
Consolidated Communications Holdings Inc.(a)	68,148	626,280
EchoStar Corp., Class A(a)(b)	42,149	1,075,221
Frontier Communications Parent Inc.(a)(b)	193,108	5,381,920
Globalstar Inc.(a)(b)	581,255	970,696
IDT Corp., Class B(a)(b)	14,314	600,472
Iridium Communications Inc.(a)	132,224	5,269,126
Liberty Global PLC, Class A(a)	164,100	4,890,180
Liberty Global PLC, Class C, NVS(a)(b)	317,804	9,362,506
Liberty Latin America Ltd., Class A(a)	49,698	650,050
Liberty Latin America Ltd., Class C, NVS(a)	141,421	1,855,444
Lumen Technologies Inc.	939,280	11,637,679
Ooma Inc.(a)	15,986	297,499
Radius Global Infrastructure Inc., Class A(a)(b)	57,932	946,030
Verizon Communications Inc.	3,831,445	206,936,344

		435,778,897

Electric Utilities — 1.4%
ALLETE Inc.	48,352	2,877,911
Alliant Energy Corp.	239,177	13,389,129
American Electric Power Co. Inc.	466,732	37,889,304
Avangrid Inc.	68,950	3,350,970
Duke Energy Corp.	714,278	69,706,390
Edison International	351,929	19,521,502
Entergy Corp.	183,449	18,218,320
Evergy Inc.	217,025	13,498,955
Eversource Energy	322,781	26,390,575
Exelon Corp.	907,798	43,882,955
FirstEnergy Corp.	517,099	18,419,066
Genie Energy Ltd., Class B	16,740	109,312
Hawaiian Electric Industries Inc.	100,698	4,111,499
IDACORP Inc.	48,899	5,055,179
MGE Energy Inc.	35,432	2,604,252
NextEra Energy Inc.	1,809,143	142,053,908

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
NRG Energy Inc.	227,512	$9,289,315
OGE Energy Corp.	188,364	6,208,477
Otter Tail Corp.	43,084	2,411,412
PG&E Corp.(a)(b)	1,387,869	13,323,542
Pinnacle West Capital Corp.	108,500	7,851,060
PNM Resources Inc.	75,387	3,730,149
Portland General Electric Co.	83,755	3,935,647
PPL Corp.	715,387	19,944,990
Southern Co. (The)	979,503	60,699,801
Via Renewables Inc.	15,934	162,367
Xcel Energy Inc.	502,851	31,428,188

		580,064,175

Electrical Equipment — 0.7%
Acuity Brands Inc.	30,708	5,323,846
Advent Technologies Holdings Inc.(a)(b)	58,503	508,976
Allied Motion Technologies Inc.	11,454	358,281
American Superconductor Corp.(a)(b)	41,731	608,438
AMETEK Inc.	213,991	26,537,024
Array Technologies Inc.(a)(b)	102,739	1,902,726
Atkore Inc.(a)	40,911	3,555,984
AZZ Inc.	24,982	1,329,042
Babcock & Wilcox Enterprises Inc.(a)	50,711	325,057
Beam Global(a)(b)	5,557	152,095
Blink Charging Co.(a)(b)	33,778	966,389
Bloom Energy Corp., Class A(a)(b)	154,031	2,883,460
Broadwind Inc.(a)(b)	16,758	43,403
Capstone Green Energy Corp.(a)	1,371	6,594
ChargePoint Holdings Inc.(a)(b)	151,883	3,036,141
Eaton Corp. PLC	372,462	55,612,301
Emerson Electric Co.	555,683	52,345,339
Encore Wire Corp.	17,464	1,656,111
Energous Corp.(a)(b)	34,988	72,775
Energy Focus Inc.(a)(b)	1,425	4,432
EnerSys	41,622	3,098,342
Enovix Corp.(a)(b)	90,475	1,709,073
Eos Energy Enterprises Inc.(a)(b)	36,023	505,403
Espey Manufacturing & Electronics Corp.	612	8,905
FuelCell Energy Inc.(a)(b)	301,290	2,015,630
Generac Holdings Inc.(a)(b)	59,333	24,247,617
GrafTech International Ltd.	156,560	1,615,699
Hubbell Inc.	50,064	9,045,063
Ideal Power Inc.(a)(b)	636	9,680
LSI Industries Inc.	24,657	191,092
nVent Electric PLC	161,423	5,218,806
Ocean Power Technologies Inc.(a)(b)	15	35
Orion Energy Systems Inc.(a)	25,590	99,545
Pioneer Power Solutions Inc.	7,653	25,408
Plug Power Inc.(a)(b)	481,334	12,293,270
Powell Industries Inc.	8,370	205,651
Preformed Line Products Co.	650	42,276
Regal Beloit Corp.	36,350	5,464,859
Rockwell Automation Inc.	108,197	31,814,246
Romeo Power Inc.(a)(b)	81,294	402,405
Sensata Technologies Holding PLC(a)	153,054	8,375,115
Servotronics Inc.(a)	113	1,312
Shoals Technologies Group Inc., Class A(a)(b)	85,300	2,378,164
Stem Inc.(a)(b)	102,500	2,448,725
Sunrun Inc.(a)(b)	191,441	8,423,404
Sunworks Inc.(a)(b)	21,813	133,932
Thermon Group Holdings Inc.(a)(b)	26,214	453,764

Security	Shares	Value

Electrical Equipment (continued)
TPI Composites Inc.(a)(b)	36,120	$1,219,050
Ultralife Corp.(a)(b)	8,651	61,163
Vertiv Holdings Co.	276,619	6,663,752
Vicor Corp.(a)	22,726	3,048,920
Westwater Resources Inc.(a)	21,668	77,571

		288,526,291

Electronic Equipment, Instruments & Components — 0.8%
908 Devices Inc.(a)(b)	14,635	475,930
ADDvantage Technologies Group Inc.(a)(b)	7,632	18,012
Advanced Energy Industries Inc.	34,182	2,999,470
Aeva Technologies Inc.(a)(b)	85,178	676,313
Akoustis Technologies Inc.(a)(b)	48,895	474,282
Amphenol Corp., Class A	556,292	40,737,263
Arlo Technologies Inc.(a)	59,451	381,081
Arrow Electronics Inc.(a)	70,442	7,909,932
Autoscope Technologies Corp.	7,777	57,628
Avnet Inc.	99,953	3,695,262
Badger Meter Inc.	25,526	2,581,700
Bel Fuse Inc., Class A	246	3,535
Bel Fuse Inc., Class B, NVS	8,430	104,785
Belden Inc.	41,453	2,415,052
Benchmark Electronics Inc.	43,012	1,148,851
CDW Corp./DE	127,796	23,261,428
Cemtrex Inc.(a)	788	914
ClearSign Technologies Corp.(a)	2,687	5,374
Coda Octopus Group Inc.(a)(b)	41,601	372,745
Cognex Corp.	161,837	12,982,564
Coherent Inc.(a)	24,427	6,108,948
Corning Inc.	706,098	25,765,516
CPS Technologies Corp.(a)(b)	8,230	40,903
CTS Corp.	26,227	810,677
Daktronics Inc.(a)	34,018	184,718
Data I/O Corp.(a)	8,146	53,030
Digital Ally Inc.(a)	889	1,076
Electro-Sensors Inc.(a)	222	1,117
ePlus Inc.(a)	15,886	1,630,062
Fabrinet(a)	33,808	3,465,658
FARO Technologies Inc.(a)	16,736	1,101,396
Frequency Electronics Inc.(a)	8,146	84,718
Identiv Inc.(a)	9,305	175,306
IEC Electronics Corp.(a)(b)	8,604	131,899
II-VI Inc.(a)(b)	100,897	5,989,246
Insight Enterprises Inc.(a)(b)	33,747	3,039,930
Intellicheck Inc.(a)(b)	11,597	94,979
IPG Photonics Corp.(a)(b)	33,889	5,368,018
Iteris Inc.(a)(b)	25,127	132,671
Itron Inc.(a)	39,584	2,993,738
Jabil Inc.	135,549	7,911,995
Key Tronic Corp.(a)	8,587	55,816
Keysight Technologies Inc.(a)	169,490	27,845,512
Kimball Electronics Inc.(a)(b)	18,940	488,084
Knowles Corp.(a)	85,495	1,602,176
LGL Group Inc. (The)(a)	449	6,192
LightPath Technologies Inc., Class A(a)(b)	9,255	19,713
Littelfuse Inc.	23,672	6,468,847
Luna Innovations Inc.(a)(b)	33,173	315,144
Methode Electronics Inc.	33,922	1,426,420
MicroVision Inc.(a)(b)	137,495	1,519,320
MICT Inc.(a)(b)	46,844	72,608
Napco Security Technologies Inc.(a)	9,278	399,696

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
National Instruments Corp.	127,543	$5,003,512
Neonode Inc.(a)(b)	2,003	20,210
nLight Inc.(a)	35,971	1,014,022
Novanta Inc.(a)	33,130	5,118,585
OSI Systems Inc.(a)(b)	15,966	1,513,577
Ouster Inc.(a)(b)	73,477	537,852
PAR Technology Corp.(a)(b)	19,833	1,219,928
PC Connection Inc.	14,991	660,054
Plexus Corp.(a)	25,082	2,242,582
Powerfleet Inc.(a)	13,962	93,545
Research Frontiers Inc.(a)	17,021	43,574
RF Industries Ltd.(a)	8,153	65,795
Richardson Electronics Ltd.	9,124	88,412
Rogers Corp.(a)	17,017	3,173,330
Sanmina Corp.(a)	70,620	2,721,695
ScanSource Inc.(a)	25,171	875,699
Schmitt Industries Inc.(a)	498	2,141
SigmaTron International Inc.(a)(b)	7,617	67,639
SYNNEX Corp.	39,690	4,131,729
Taitron Components Inc., Class A	800	3,080
TE Connectivity Ltd.	307,036	42,131,480
Teledyne Technologies Inc.(a)	43,954	18,881,759
Trimble Inc.(a)	235,559	19,374,728
TTM Technologies Inc.(a)	91,893	1,155,095
Universal Security Instruments Inc.(a)	622	3,446
Velodyne Lidar Inc.(a)(b)	42,723	252,920
Vishay Intertechnology Inc.	119,089	2,392,498
Vishay Precision Group Inc.(a)	9,195	319,710
Vontier Corp.	159,830	5,370,288
Wayside Technology Group Inc.	830	22,385
Wireless Telecom Group Inc.(a)	16,683	34,534
ZAGG Inc., NVS(c)	23,161	2,084
Zebra Technologies Corp., Class A(a)(b)	49,575	25,551,946

		349,697,084

Energy Equipment & Services — 0.3%
Archrock Inc.	126,693	1,045,217
Aspen Aerogels Inc.(a)(b)	20,780	956,088
Baker Hughes Co.	770,087	19,044,252
Bristow Group Inc.(a)(b)	32,170	1,023,971
Cactus Inc., Class A	60,887	2,296,658
ChampionX Corp.(a)	206,695	4,621,700
Core Laboratories NV	41,955	1,164,251
Dawson Geophysical Co.(a)(b)	43,638	108,659
DMC Global Inc.(a)	14,624	539,772
Dril-Quip Inc.(a)	32,137	809,210
ENGlobal Corp.(a)(b)	16,226	43,323
Enservco Corp.(a)(b)	1,439	2,058
Exterran Corp.(a)(b)	49,158	218,262
Forum Energy Technologies Inc.(a)(b)	5,801	130,755
Frank’s International NV(a)	78,648	231,225
Geospace Technologies Corp.(a)	16,057	153,344
Gulf Island Fabrication Inc.(a)	9,339	37,076
Halliburton Co.	826,136	17,861,060
Helix Energy Solutions Group Inc.(a)	128,176	497,323
Helmerich & Payne Inc.	100,864	2,764,682
Independence Contract Drilling Inc.(a)	1,050	3,150
ION Geophysical Corp.(a)(b)	8,412	11,188
KLX Energy Services Holdings Inc.(a)(b)	4,969	23,652
Liberty Oilfield Services Inc., Class A(a)	97,583	1,183,682
Mammoth Energy Services Inc.(a)(b)	25,316	73,670

Security	Shares	Value

Energy Equipment & Services (continued)
MIND Technology Inc.(a)	9,108	$17,123
Nabors Industries Ltd.(a)	5,529	533,438
Natural Gas Services Group Inc.(a)	17	176
NCS Multistage Holdings Inc.(a)(b)	5,486	161,014
Newpark Resources Inc.(a)	83,690	276,177
NexTier Oilfield Solutions Inc.(a)	154,332	709,927
Nine Energy Service Inc.(a)(b)	15,612	28,570
Noble Corp.(a)(b)	55,925	1,513,330
NOV Inc.(a)	359,730	4,716,060
Oceaneering International Inc.(a)	93,476	1,245,100
Oil States International Inc.(a)(b)	65,502	418,558
Patterson-UTI Energy Inc.	208,468	1,876,212
Profire Energy Inc.(a)(b)	26,012	29,914
ProPetro Holding Corp.(a)	77,473	670,141
Ranger Energy Services Inc.(a)	5,103	46,948
RPC Inc.(a)	44,990	218,651
Schlumberger NV	1,313,881	38,943,433
SEACOR Marine Holdings Inc.(a)(b)	42,659	197,511
Select Energy Services Inc., Class A(a)	51,386	266,693
Smart Sand Inc.(a)(b)	132,032	323,478
Solaris Oilfield Infrastructure Inc., Class A	33,462	279,073
Superior Drilling Products Inc.(a)(b)	8,294	14,515
TechnipFMC PLC(a)	397,363	2,992,143
TETRA Technologies Inc.(a)(b)	84,107	262,414
Tidewater Inc.(a)	30,510	367,951
Transocean Ltd.(a)	553,590	2,098,106
U.S. Silica Holdings Inc.(a)	60,029	479,632
U.S. Well Services Inc.(a)(b)	59,829	43,382
Valaris Ltd.(a)(b)	60,640	2,115,123
Weatherford International PLC(a)	60,604	1,192,081

		116,881,102

Entertainment — 1.8%
Activision Blizzard Inc.	725,623	56,155,964
AMC Entertainment Holdings Inc., Class A(a)(b)	470,440	17,904,946
Ballantyne Strong Inc.(a)	9,246	28,385
Chicken Soup For The Soul Entertainment Inc.(a)(b)	3,008	68,793
Cinedigm Corp., Class A(a)	83,424	209,394
Cinemark Holdings Inc.(a)	100,947	1,939,192
CuriosityStream Inc.(a)(b)	56,444	594,920
Electronic Arts Inc.	264,133	37,572,919
Gaia Inc., Class A(a)(b)	16,766	158,942
Liberty Media Corp.-Liberty Braves, Class A(a)	18,369	494,310
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	33,201	877,170
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	16,304	767,103
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	192,159	9,878,894
Lions Gate Entertainment Corp., Class A(a)	53,433	758,214
Lions Gate Entertainment Corp., Class B, NVS(a)	107,476	1,397,188
Live Nation Entertainment Inc.(a)	122,503	11,163,698
Madison Square Garden Entertainment Corp.(a)(b)	24,041	1,747,060
Madison Square Garden Sports Corp.(a)(b)	16,488	3,065,944
Marcus Corp. (The)(a)	21,844	381,178
Netflix Inc.(a)	409,667	250,036,157
Playstudios Inc.(a)(b)	166,420	758,875
Playtika Holding Corp.(a)(b)	96,151	2,656,652
Reading International Inc., Class A, NVS(a)(b)	16,606	84,026
Roku Inc.(a)(b)	108,054	33,858,721
Skillz Inc.(a)(b)	225,969	2,219,016
Take-Two Interactive Software Inc.(a)	108,065	16,649,575

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Walt Disney Co. (The)(a)	1,683,334	$284,769,613
Warner Music Group Corp., Class A	96,608	4,129,026
World Wrestling Entertainment Inc., Class A	43,100	2,424,806
Zynga Inc., Class A(a)	943,447	7,104,156

		749,854,837

Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust	68,135	1,390,635
ACRE Realty Investors Inc.(a)(c)	2,715	2,253
Agree Realty Corp.	52,418	3,471,644
Alexander & Baldwin Inc.	58,983	1,382,561
Alexander’s Inc.	1,605	418,295
Alexandria Real Estate Equities Inc.	128,502	24,552,877
American Assets Trust Inc.	41,661	1,558,955
American Campus Communities Inc.	127,234	6,164,487
American Finance Trust Inc.	101,447	815,634
American Homes 4 Rent, Class A	258,644	9,859,509
American Tower Corp.	418,782	111,148,931
Americold Realty Trust	237,243	6,891,909
Apartment Income REIT Corp.	141,619	6,912,423
Apartment Investment & Management Co., Class A	141,755	971,022
Apple Hospitality REIT Inc.	222,308	3,496,905
Armada Hoffler Properties Inc.	59,711	798,336
Ashford Hospitality Trust Inc.(a)	19,795	291,382
AvalonBay Communities Inc.	129,248	28,646,527
Bluerock Residential Growth REIT Inc., Class A	20,526	261,501
Boston Properties Inc.	130,904	14,183,448
Braemar Hotels & Resorts Inc.(a)	24,593	119,276
Brandywine Realty Trust	160,452	2,153,266
Brixmor Property Group Inc.	280,488	6,201,590
Broadstone Net Lease Inc.	136,609	3,389,269
BRT Apartments Corp.	8,384	161,643
Camden Property Trust	92,836	13,690,525
CareTrust REIT Inc.	78,422	1,593,535
CatchMark Timber Trust Inc., Class A	33,994	403,509
Cedar Realty Trust Inc.	8,714	189,007
Centerspace	9,970	942,165
Chatham Lodging Trust(a)	31,225	382,506
CIM Commercial Trust Corp.	8,030	72,752
City Office REIT Inc.	59,437	1,061,545
Clipper Realty Inc.	41,024	332,294
Columbia Property Trust Inc.	117,519	2,235,211
Community Healthcare Trust Inc.	18,416	832,219
Condor Hospitality Trust Inc.(a)	5,731	39,945
CorEnergy Infrastructure Trust Inc.	9,063	40,149
CorePoint Lodging Inc.(a)	40,070	621,085
CoreSite Realty Corp.	40,670	5,634,422
Corporate Office Properties Trust	99,017	2,671,479
Cousins Properties Inc.	137,060	5,110,967
Crown Castle International Corp.	401,765	69,633,910
CTO Realty Growth Inc.	9,200	494,592
CubeSmart	180,828	8,761,117
CyrusOne Inc.	117,085	9,063,550
DiamondRock Hospitality Co.(a)	186,263	1,760,185
Digital Realty Trust Inc.	263,608	38,078,176
DigitalBridge Group Inc.(a)	463,371	2,794,127
Diversified Healthcare Trust	223,179	756,577
Douglas Emmett Inc.	158,010	4,994,696
Duke Realty Corp.	348,471	16,681,307
Easterly Government Properties Inc.	71,341	1,473,905
EastGroup Properties Inc.	39,551	6,590,383

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Empire State Realty Trust Inc., Class A	117,033	$1,173,841
EPR Properties	76,122	3,758,904
Equinix Inc.	83,101	65,660,593
Equity Commonwealth(a)	118,545	3,079,799
Equity LifeStyle Properties Inc.	160,746	12,554,263
Equity Residential	314,869	25,479,199
Essential Properties Realty Trust Inc.	103,534	2,890,669
Essex Property Trust Inc.	61,494	19,662,092
Extra Space Storage Inc.	125,402	21,066,282
Farmland Partners Inc.	30,031	360,072
Federal Realty Investment Trust	66,463	7,841,969
First Industrial Realty Trust Inc.	123,542	6,434,067
Four Corners Property Trust Inc.	59,766	1,605,315
Franklin Street Properties Corp., Class C	84,706	393,036
Gaming and Leisure Properties Inc.	201,882	9,351,174
GEO Group Inc. (The)	108,883	813,356
Getty Realty Corp.	42,216	1,237,351
Gladstone Commercial Corp.	48,986	1,030,176
Gladstone Land Corp.	42,455	966,700
Global Medical REIT Inc.	50,278	739,087
Global Net Lease Inc.	75,980	1,217,200
Global Self Storage Inc.	8,115	41,792
Healthcare Realty Trust Inc.	133,342	3,970,925
Healthcare Trust of America Inc., Class A	213,188	6,323,156
Healthpeak Properties Inc.	492,222	16,479,593
Hersha Hospitality Trust, Class A(a)	40,652	379,283
Highwoods Properties Inc.	100,988	4,429,334
Host Hotels & Resorts Inc.(a)	646,201	10,552,462
Hudson Pacific Properties Inc.	142,615	3,746,496
Independence Realty Trust Inc.	99,960	2,034,186
Indus Realty Trust Inc.	1,600	112,160
Industrial Logistics Properties Trust	79,386	2,017,198
Innovative Industrial Properties Inc.	22,619	5,228,834
Invitation Homes Inc.	543,762	20,842,397
Iron Mountain Inc.	272,758	11,851,335
iStar Inc.	58,812	1,475,005
JBG SMITH Properties	110,389	3,268,618
Kilroy Realty Corp.	101,622	6,728,393
Kimco Realty Corp.	564,646	11,716,404
Kite Realty Group Trust	92,671	1,886,782
Lamar Advertising Co., Class A	83,691	9,494,744
Lexington Realty Trust	246,981	3,149,008
Life Storage Inc.	74,436	8,540,787
LTC Properties Inc.	34,272	1,086,080
Macerich Co. (The)	157,024	2,623,871
Mack-Cali Realty Corp.(a)	84,422	1,445,305
Medical Properties Trust Inc.	573,667	11,513,497
Mid-America Apartment Communities Inc.	109,413	20,432,878
Monmouth Real Estate Investment Corp.	111,309	2,075,913
National Health Investors Inc.	41,507	2,220,624
National Retail Properties Inc.	165,850	7,163,061
National Storage Affiliates Trust	83,716	4,419,368
NETSTREIT Corp.	34,318	811,621
NexPoint Residential Trust Inc.	17,534	1,085,004
Office Properties Income Trust	40,052	1,014,517
Omega Healthcare Investors Inc.	219,750	6,583,710
One Liberty Properties Inc.	16,229	494,822
Outfront Media Inc.	131,935	3,324,762
Paramount Group Inc.	178,113	1,601,236
Park Hotels & Resorts Inc.(a)	226,772	4,340,416

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Pebblebrook Hotel Trust	124,861	$2,798,135
Phillips Edison & Co. Inc.	28,830	885,369
Physicians Realty Trust	211,003	3,717,873
Piedmont Office Realty Trust Inc., Class A	134,927	2,351,778
Plymouth Industrial REIT Inc.	34,218	778,459
Postal Realty Trust Inc., Class A	6,354	118,439
PotlatchDeltic Corp.	59,983	3,093,923
Power REIT(a)	239	11,942
Preferred Apartment Communities Inc.	51,286	627,228
Prologis Inc.	687,128	86,186,465
PS Business Parks Inc.	19,413	3,042,794
Public Storage	142,727	42,404,192
Rayonier Inc.	136,601	4,873,924
Realty Income Corp.	363,898	23,602,424
Regency Centers Corp.	143,265	9,646,032
Retail Opportunity Investments Corp.	115,206	2,006,888
Retail Properties of America Inc., Class A	201,334	2,593,182
Retail Value Inc.	20,559	541,318
Rexford Industrial Realty Inc.	127,895	7,258,041
RLJ Lodging Trust	160,056	2,378,432
RPT Realty	53,689	685,072
Ryman Hospitality Properties Inc.(a)	50,174	4,199,564
Sabra Health Care REIT Inc.	184,782	2,719,991
Safehold Inc.(b)	11,271	810,272
Saul Centers Inc.	9,747	429,453
SBA Communications Corp.	99,540	32,904,938
Seritage Growth Properties, Class A(a)(b)	30,496	452,256
Service Properties Trust	147,259	1,650,773
Simon Property Group Inc.	308,310	40,071,051
SITE Centers Corp.	149,575	2,309,438
SL Green Realty Corp.	66,310	4,697,400
Sotherly Hotels Inc.(a)	9,134	23,383
Spirit Realty Capital Inc.	112,632	5,185,577
STAG Industrial Inc.	142,405	5,589,396
STORE Capital Corp.	226,825	7,265,205
Summit Hotel Properties Inc.(a)	94,483	909,871
Sun Communities Inc.	106,654	19,741,655
Sunstone Hotel Investors Inc.(a)	204,054	2,436,405
Tanger Factory Outlet Centers Inc.	90,060	1,467,978
Terreno Realty Corp.	64,817	4,098,379
UDR Inc.	253,897	13,451,463
UMH Properties Inc.	27,913	639,208
Uniti Group Inc.	242,787	3,003,275
Universal Health Realty Income Trust	11,625	642,514
Urban Edge Properties	107,677	1,971,566
Urstadt Biddle Properties Inc., Class A	16,431	311,039
Ventas Inc.	369,818	20,417,652
VEREIT Inc.	211,964	9,587,132
VICI Properties Inc.	577,792	16,415,071
Vornado Realty Trust	149,668	6,287,553
Washington REIT	93,930	2,324,767
Welltower Inc.	389,329	32,080,710
Weyerhaeuser Co.	707,195	25,154,926
Wheeler Real Estate Investment Trust Inc.(a)	736	2,171
Whitestone REIT	30,579	299,063
WP Carey Inc.	166,899	12,190,303
Xenia Hotels & Resorts Inc.(a)	98,746	1,751,754

		1,309,095,902

Food & Staples Retailing — 1.2%
Albertsons Companies Inc., Class A	91,082	2,835,383

Security	Shares	Value

Food & Staples Retailing (continued)
Andersons Inc. (The)	25,069	$772,877
BJ’s Wholesale Club Holdings Inc.(a)(b)	124,571	6,841,439
Casey’s General Stores Inc.	35,718	6,731,057
Chefs’ Warehouse Inc. (The)(a)(b)	24,719	805,098
Costco Wholesale Corp.	408,680	183,640,358
Grocery Outlet Holding Corp.(a)	79,014	1,704,332
HF Foods Group Inc.(a)(b)	31,785	192,299
Ingles Markets Inc., Class A	18,031	1,190,587
Kroger Co. (The)	632,074	25,554,752
MedAvail Holdings Inc.(a)	25	73
Performance Food Group Co.(a)	139,857	6,497,756
PriceSmart Inc.	18,002	1,396,055
Rite Aid Corp.(a)(b)	48,862	693,840
SpartanNash Co.	48,876	1,070,384
Sprouts Farmers Market Inc.(a)	110,949	2,570,688
Sysco Corp.	471,218	36,990,613
U.S. Foods Holding Corp.(a)	203,542	7,054,766
United Natural Foods Inc.(a)	62,654	3,033,707
Village Super Market Inc., Class A	7,857	170,340
Walmart Inc.	1,328,424	185,155,737
Walgreens Boots Alliance Inc.	670,070	31,526,794
Weis Markets Inc.	15,609	820,253

		507,249,188

Food Products — 0.9%
Alico Inc.	649	22,222
AppHarvest Inc.(a)(b)	56,365	367,500
Arcadia Biosciences Inc.(a)(b)	219	453
Archer-Daniels-Midland Co.	520,569	31,239,346
B&G Foods Inc.(b)	58,038	1,734,756
Beyond Meat Inc.(a)(b)	55,873	5,881,192
Bridgford Foods Corp.(a)	641	7,679
Bunge Ltd.	120,085	9,765,312
Calavo Growers Inc.	18,278	698,951
Cal-Maine Foods Inc.(b)	39,148	1,415,592
Campbell Soup Co.	192,474	8,047,338
Coffee Holding Co. Inc.(a)(b)	8,234	37,465
Conagra Brands Inc.	440,414	14,916,822
Darling Ingredients Inc.(a)	151,955	10,925,564
Farmer Bros. Co.(a)	5,634	47,382
Flowers Foods Inc.	192,194	4,541,544
Fresh Del Monte Produce Inc.	30,896	995,469
Freshpet Inc.(a)(b)	42,162	6,016,096
General Mills Inc.	559,545	33,471,982
Hain Celestial Group Inc. (The)(a)	84,609	3,619,573
Hershey Co. (The)	137,031	23,192,497
Hormel Foods Corp.	268,736	11,018,176
Hostess Brands Inc.(a)(b)	141,452	2,457,021
Ingredion Inc.	59,154	5,265,298
J&J Snack Foods Corp.	15,497	2,368,252
JM Smucker Co. (The)	102,544	12,308,356
John B Sanfilippo & Son Inc.	7,857	642,074
Kellogg Co.	232,247	14,845,228
Kraft Heinz Co. (The)	616,534	22,700,782
Lamb Weston Holdings Inc.	137,399	8,432,177
Lancaster Colony Corp.	19,198	3,240,814
Landec Corp.(a)(b)	25,216	232,491
Lifeway Foods Inc.(a)(b)	7,644	42,730
Limoneira Co.	9,112	147,341
McCormick & Co. Inc./MD, NVS	234,302	18,985,491
Mission Produce Inc.(a)	47,750	877,645

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Mondelez International Inc., Class A	1,299,315	$75,594,147
Pilgrim’s Pride Corp.(a)	56,585	1,645,492
Post Holdings Inc.(a)	58,395	6,432,793
RiceBran Technologies(a)(b)	8,319	4,908
Rocky Mountain Chocolate Factory Inc.(a)	7,604	56,270
S&W Seed Co.(a)(b)	9,361	24,245
Sanderson Farms Inc.	22,070	4,153,574
Seaboard Corp.	183	750,298
Seneca Foods Corp., Class A(a)	7,737	373,078
Seneca Foods Corp., Class B(a)	117	5,797
Simply Good Foods Co. (The)(a)	78,884	2,720,709
Tattooed Chef Inc.(a)(b)	36,755	677,395
Tootsie Roll Industries Inc.	25,373	772,100
TreeHouse Foods Inc.(a)	51,181	2,041,098
Tyson Foods Inc., Class A	268,751	21,215,204
Utz Brands Inc.	80,411	1,377,440
Vital Farms Inc.(a)(b)	18,289	321,338
Whole Earth Brands Inc.(a)	57,616	665,465

		379,339,962

Gas Utilities — 0.1%
Atmos Energy Corp.	124,288	10,962,202
Chesapeake Utilities Corp.	16,100	1,932,805
National Fuel Gas Co.	83,638	4,392,668
New Jersey Resources Corp.	85,053	2,960,695
Northwest Natural Holding Co.	31,151	1,432,634
ONE Gas Inc.	50,011	3,169,197
RGC Resources Inc.	2,385	54,020
South Jersey Industries Inc.	114,046	2,424,618
Southwest Gas Holdings Inc.	51,684	3,456,626
Spire Inc.	48,909	2,992,253
UGI Corp.	200,209	8,532,907

		42,310,625

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	1,637,841	193,478,157
ABIOMED Inc.(a)(b)	42,814	13,936,813
Accelerate Diagnostics Inc.(a)(b)	26,139	152,390
Accuray Inc.(a)	82,219	324,765
Acutus Medical Inc.(a)	17,929	158,492
Aethlon Medical Inc.(a)(b)	415	1,602
Align Technology Inc.(a)	68,481	45,569,312
Alphatec Holdings Inc.(a)(b)	65,020	792,594
AngioDynamics Inc.(a)	25,682	666,191
Apollo Endosurgery Inc.(a)	72	652
Apyx Medical Corp.(a)	25,138	348,161
Asensus Surgical Inc.(a)(b)	211,631	391,517
Aspira Women’s Health Inc.(a)(b)	39,406	128,070
AtriCure Inc.(a)	44,104	3,067,433
Atrion Corp.	1,031	719,122
Avanos Medical Inc.(a)	47,338	1,476,946
Avinger Inc.(a)	8	6
Axogen Inc.(a)	41,049	648,574
Axonics Inc.(a)(b)	39,835	2,592,860
Baxter International Inc.	464,513	37,360,781
Becton Dickinson and Co.	266,976	65,628,040
Beyond Air Inc.(a)(b)	9,537	106,051
Biolase Inc.(a)(b)	64,478	41,221
BioLife Solutions Inc.(a)	18,964	802,556
Biomerica Inc.(a)(b)	7,378	33,201
Boston Scientific Corp.(a)	1,332,676	57,824,812

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Butterfly Network Inc.(a)(b)	120,441	$1,257,404
Cardiovascular Systems Inc.(a)	48,664	1,597,639
Cerus Corp.(a)(b)	200,398	1,220,424
Chembio Diagnostics Inc.(a)(b)	8,333	20,833
ClearPoint Neuro Inc.(a)(b)	9,278	164,685
Co-Diagnostics Inc.(a)(b)	32,477	316,001
Conformis Inc.(a)	73,419	97,647
CONMED Corp.	24,996	3,270,227
Cooper Companies Inc. (The)	45,194	18,679,132
CryoLife Inc.(a)	50,230	1,119,627
CryoPort Inc.(a)(b)	46,658	3,103,224
Cutera Inc.(a)	12,392	577,467
CytoSorbents Corp.(a)(b)	24,353	197,746
Danaher Corp.	585,789	178,337,603
DENTSPLY SIRONA Inc.	202,165	11,735,678
Dexcom Inc.(a)(b)	89,787	49,100,919
Eargo Inc.(a)	14,437	97,161
Edwards Lifesciences Corp.(a)	579,820	65,641,422
Ekso Bionics Holdings Inc.(a)(b)	15,902	73,467
ElectroCore Inc.(a)(b)	15,783	17,835
Electromed Inc.(a)(b)	7,604	82,275
Envista Holdings Corp.(a)(b)	151,594	6,338,145
Figs Inc., Class A(a)	24,699	917,321
FONAR Corp.(a)	7,779	120,263
Glaukos Corp.(a)	39,986	1,926,126
Globus Medical Inc., Class A(a)	68,381	5,239,352
Haemonetics Corp.(a)	49,145	3,469,146
Helius Medical Technologies Inc.(a)(b)	1,941	27,232
Heska Corp.(a)	8,911	2,303,850
Hill-Rom Holdings Inc.	60,220	9,033,000
Hologic Inc.(a)	231,996	17,123,625
ICU Medical Inc.(a)	18,788	4,384,743
IDEXX Laboratories Inc.(a)	77,583	48,248,868
Inari Medical Inc.(a)	29,585	2,399,343
Inogen Inc.(a)	17,048	734,598
Insulet Corp.(a)	63,754	18,120,799
Integer Holdings Corp.(a)	34,074	3,044,171
Integra LifeSciences Holdings Corp.(a)(b)	66,700	4,567,616
Intersect ENT Inc.(a)	26,135	710,872
IntriCon Corp.(a)(b)	7,782	141,321
Intuitive Surgical Inc.(a)	109,824	109,181,530
Invacare Corp.(a)	30,448	144,932
InVivo Therapeutics Holdings Corp.(a)	16	11
iRadimed Corp.(a)(b)	7,550	253,605
iRhythm Technologies Inc.(a)	27,081	1,585,863
IRIDEX Corp.(a)	8,245	63,157
Kewaunee Scientific Corp.(a)	262	3,464
Lantheus Holdings Inc.(a)(b)	65,064	1,670,844
LeMaitre Vascular Inc.	23,177	1,230,467
LENSAR Inc.(a)(b)	11,165	87,869
LivaNova PLC(a)	51,658	4,090,797
Masimo Corp.(a)	48,167	13,039,289
Medtronic PLC	1,240,884	155,544,809
Meridian Bioscience Inc.(a)	36,732	706,724
Merit Medical Systems Inc.(a)	50,596	3,632,793
Mesa Laboratories Inc.	5,671	1,714,684
Microbot Medical Inc.(a)	17	120
Milestone Scientific Inc.(a)(b)	9,155	17,120
Misonix Inc.(a)	7,741	195,847
Motus GI Holdings Inc.(a)(b)	9,476	6,534

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Natus Medical Inc.(a)	32,902	$825,182
Neogen Corp.(a)	103,604	4,499,522
NeuroMetrix Inc.(a)	10	101
Neuronetics Inc.(a)(b)	32,980	216,349
Nevro Corp.(a)	33,441	3,891,864
Novocure Ltd.(a)	86,462	10,044,291
NuVasive Inc.(a)(b)	49,082	2,937,558
OraSure Technologies Inc.(a)	60,558	684,911
Ortho Clinical Diagnostics Holdings PLC(a)	74,885	1,383,875
Orthofix Medical Inc.(a)	16,897	644,114
OrthoPediatrics Corp.(a)(b)	14,484	948,847
Outset Medical Inc.(a)(b)	37,424	1,850,243
Owlet Inc.(a)(b)	156,465	874,639
PAVmed Inc.(a)(b)	116,902	998,343
Penumbra Inc.(a)	32,137	8,564,510
Predictive Oncology Inc.(a)(b)	6	8
Pro-Dex Inc.(a)(b)	613	15,895
Pulmonx Corp.(a)	36,790	1,323,704
Quidel Corp.(a)(b)	36,191	5,108,360
Quotient Ltd.(a)(b)	116,270	272,072
Repro-Med Systems Inc.(a)	16,064	45,782
ResMed Inc.	135,773	35,782,974
Retractable Technologies Inc.(a)(b)	9,208	101,564
Rockwell Medical Inc.(a)(b)	58,616	34,935
SeaSpine Holdings Corp.(a)(b)	50,120	788,388
Second Sight Medical Products Inc.(a)(b)	22,541	71,906
Senseonics Holdings Inc.(a)(b)	356,950	1,210,060
Sensus Healthcare Inc.(a)(b)	69,045	248,562
Shockwave Medical Inc.(a)(b)	32,700	6,732,276
SI-BONE Inc.(a)	31,160	667,447
Sientra Inc.(a)	43,800	250,974
Silk Road Medical Inc.(a)(b)	32,240	1,774,167
SiNtx Technologies Inc.(a)(b)	13	17
SmileDirectClub Inc.(a)(b)	70,872	377,039
Soliton Inc.(a)(b)	6,119	124,583
STAAR Surgical Co.(a)	43,291	5,564,192
Stereotaxis Inc.(a)	38,652	207,948
STERIS PLC	93,023	19,002,738
Strata Skin Sciences Inc.(a)	1,191	2,191
Stryker Corp.	311,967	82,271,937
Surgalign Holdings Inc.(a)	51,463	56,095
Surmodics Inc.(a)	9,514	528,978
Tactile Systems Technology Inc.(a)	16,562	736,181
Tandem Diabetes Care Inc.(a)(b)	56,080	6,694,830
Tela Bio Inc.(a)	3,109	42,469
Teleflex Inc.	43,415	16,347,918
ThermoGenesis Holdings Inc.(a)	27	53
TransMedics Group Inc.(a)	22,904	757,893
Treace Medical Concepts Inc.(a)(b)	23,144	622,574
Utah Medical Products Inc.	1,035	96,089
Vapotherm Inc.(a)(b)	26,314	586,013
Varex Imaging Corp.(a)	34,595	975,579
Venus Concept Inc.(a)	14,453	36,277
ViewRay Inc.(a)	91,509	659,780
VolitionRx Ltd.(a)(b)	9,147	28,356
West Pharmaceutical Services Inc.	67,071	28,474,322
Xtant Medical Holdings Inc.(a)(b)	143	159
Zimmer Biomet Holdings Inc.	195,128	28,558,934
Zomedica Corp.(a)(b)	961,535	503,364
Zosano Pharma Corp.(a)(b)	86,798	62,469

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zynex Inc.(a)(b)	13,863	$157,900

		1,471,249,886

Health Care Providers & Services — 2.4%
1Life Healthcare Inc.(a)	107,613	2,179,163
Acadia Healthcare Co. Inc.(a)(b)	83,685	5,337,429
Accolade Inc.(a)	53,412	2,252,384
AdaptHealth Corp.(a)(b)	101,012	2,352,569
Addus HomeCare Corp.(a)	15,171	1,209,887
Agiliti Inc.(a)(b)	33,456	637,002
agilon health Inc.(a)(b)	43,889	1,150,331
Alignment Healthcare Inc.(a)(b)	30,688	490,394
Amedisys Inc.(a)	31,788	4,739,591
American Shared Hospital Services(a)	709	1,957
AmerisourceBergen Corp.	140,424	16,773,647
AMN Healthcare Services Inc.(a)	42,593	4,887,547
Anthem Inc.	222,343	82,889,470
Apollo Medical Holdings Inc.(a)(b)	34,970	3,184,018
Avalon GloboCare Corp.(a)(b)	22,342	19,840
Aveanna Healthcare Holdings Inc.(a)	66,134	530,395
Brookdale Senior Living Inc.(a)	210,004	1,323,025
Cano Health Inc.(a)(b)	154,508	1,959,161
Capital Senior Living Corp.(a)	1,488	52,407
Cardinal Health Inc.	276,214	13,661,544
CareMax Inc.(a)	89,718	866,676
Castle Biosciences Inc.(a)(b)	25,613	1,703,264
Centene Corp.(a)	546,470	34,050,546
Chemed Corp.	15,431	7,177,267
Cigna Corp.	316,111	63,272,778
Clover Health Investments Corp.(a)(b)	206,728	1,527,720
Community Health Systems Inc.(a)	107,635	1,259,330
CorVel Corp.(a)	8,578	1,597,395
Covetrus Inc.(a)	89,944	1,631,584
Cross Country Healthcare Inc.(a)	32,896	698,711
CVS Health Corp.	1,208,612	102,562,814
CynergisTek Inc./DE(a)(b)	7,910	14,238
DaVita Inc.(a)	64,487	7,497,259
Encompass Health Corp.	94,204	7,069,068
Ensign Group Inc. (The)	44,839	3,357,993
Enzo Biochem Inc.(a)	34,624	122,569
Exagen Inc.(a)	5,170	70,312
Five Star Senior Living Inc.(a)	15,887	69,585
Fulgent Genetics Inc.(a)	16,584	1,491,731
Great Elm Group Inc.(a)	6,307	14,317
Guardant Health Inc.(a)	94,150	11,769,691
Hanger Inc.(a)	34,692	761,836
HCA Healthcare Inc.	225,428	54,715,884
HealthEquity Inc.(a)	78,718	5,097,778
Henry Schein Inc.(a)(b)	135,106	10,289,673
Hims & Hers Health Inc.(a)	160,827	1,212,636
Humana Inc.	118,839	46,246,197
InfuSystem Holdings Inc.(a)(b)	16,774	218,565
Innovage Holding Corp.(a)	36,158	239,004
Joint Corp. (The)(a)	17,750	1,739,855
Laboratory Corp. of America Holdings(a)	90,331	25,422,757
LHC Group Inc.(a)(b)	31,051	4,872,212
LifeStance Health Group Inc.(a)(b)	56,176	814,552
Magellan Health Inc.(a)	22,015	2,081,518
McKesson Corp.	143,773	28,665,461
MEDNAX Inc.(a)	84,791	2,410,608
ModivCare Inc.(a)	9,385	1,704,504

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Molina Healthcare Inc.(a)	52,359	$14,205,520
National HealthCare Corp.	8,852	619,463
National Research Corp.	8,888	374,807
Oak Street Health Inc.(a)(b)	129,828	5,521,585
Ontrak Inc.(a)(b)	10,101	101,414
Option Care Health Inc.(a)	112,616	2,732,064
Owens & Minor Inc.	77,644	2,429,481
Patterson Companies Inc.	85,262	2,569,797
Pennant Group Inc. (The)(a)	23,223	652,334
PetIQ Inc.(a)	18,632	465,241
Premier Inc., Class A	113,622	4,403,989
Privia Health Group Inc.(a)	19,147	451,103
Progyny Inc.(a)(b)	64,010	3,584,560
Psychemedics Corp.(a)	7,628	64,838
Quest Diagnostics Inc.	113,541	16,498,643
R1 RCM Inc.(a)	123,773	2,724,244
RadNet Inc.(a)	50,836	1,490,003
Regional Health Properties Inc.(a)(b)	885	6,992
Select Medical Holdings Corp.	95,400	3,450,618
Sharps Compliance Corp.(a)(b)	9,065	74,968
Signify Health Inc., Class A(a)(b)	26,094	466,300
SOC Telemed Inc.(a)	135,955	307,258
Star Equity Holdings Inc.(a)(b)	1,268	3,449
Surgery Partners Inc.(a)(b)	26,577	1,125,270
Talkspace Inc.(a)(b)	182,642	666,643
Tenet Healthcare Corp.(a)	94,424	6,273,531
Tivity Health Inc.(a)(b)	49,808	1,148,572
Triple-S Management Corp.(a)	25,426	899,318
U.S. Physical Therapy Inc.	10,124	1,119,714
UnitedHealth Group Inc.	873,489	341,307,092
Universal Health Services Inc., Class B	73,464	10,165,214

		1,005,853,674

Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)	122,723	1,640,806
American Well Corp., Class A(a)(b)	166,919	1,520,632
CareCloud Inc.(a)	6,317	48,136
Castlight Health Inc., Class B(a)	41,305	64,849
Cerner Corp.	270,605	19,083,065
Certara Inc.(a)	86,225	2,854,047
Change Healthcare Inc.(a)	250,423	5,243,858
Computer Programs & Systems Inc.	8,610	305,311
Doximity Inc., Class A(a)(b)	45,386	3,662,650
Evolent Health Inc., Class A(a)(b)	78,437	2,431,547
GoodRx Holdings Inc., Class A(a)(b)	58,967	2,418,826
Health Catalyst Inc.(a)(b)	48,901	2,445,539
HealthStream Inc.(a)	24,553	701,725
HTG Molecular Diagnostics Inc.(a)	438	2,501
Icad Inc.(a)	13,657	146,813
Inovalon Holdings Inc., Class A(a)	65,553	2,641,130
Inspire Medical Systems Inc.(a)	25,423	5,920,508
Multiplan Corp.(a)(b)	245,123	1,380,042
NantHealth Inc.(a)	21,929	35,306
NextGen Healthcare Inc.(a)	42,609	600,787
Omnicell Inc.(a)	40,538	6,017,055
OptimizeRx Corp.(a)	22,417	1,917,774
Phreesia Inc.(a)	50,139	3,093,576
Schrodinger Inc.(a)(b)	45,614	2,494,174
SCWorx Corp.(a)(b)	5,393	11,595
Sema4 Holdings Corp.(a)(b)	116,113	881,298
Sharecare Inc.(a)(b)	263,778	2,170,893

Security	Shares	Value

Health Care Technology (continued)
Simulations Plus Inc.(b)	18,195	$718,702
Streamline Health Solutions Inc.(a)(b)	17,805	31,159
Tabula Rasa HealthCare Inc.(a)(b)	25,789	675,930
Teladoc Health Inc.(a)(b)	148,056	18,774,981
Veeva Systems Inc., Class A(a)	129,671	37,367,292
Vocera Communications Inc.(a)(b)	27,302	1,249,340

		128,551,847

Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment Inc.(a)(b)	58,481	709,959
Airbnb Inc., Class A(a)	312,832	52,477,568
Allied Esports Entertainment Inc.(a)	7,160	12,673
Aramark	237,521	7,804,940
Ark Restaurants Corp.(a)	295	4,572
Bally’s Corp.(a)	23,643	1,185,460
BBQ Holdings Inc.(a)	8,574	129,382
Biglari Holdings Inc., Class A(a)(b)	19	15,580
Biglari Holdings Inc., Class B, NVS(a)	199	34,190
BJ’s Restaurants Inc.(a)	24,541	1,024,832
Bloomin’ Brands Inc.(a)	82,710	2,067,750
Booking Holdings Inc.(a)	38,198	90,677,086
Boyd Gaming Corp.(a)	74,465	4,710,656
Brinker International Inc.(a)	38,817	1,903,974
Caesars Entertainment Inc.(a)	200,173	22,475,424
Canterbury Park Holding Corp.	598	9,921
Carnival Corp.(a)	750,985	18,782,135
Carrols Restaurant Group Inc.	33,028	120,882
Century Casinos Inc.(a)(b)	19,496	262,611
Cheesecake Factory Inc. (The)(a)	42,017	1,974,799
Chipotle Mexican Grill Inc.(a)	25,911	47,093,761
Choice Hotels International Inc.	33,801	4,271,432
Churchill Downs Inc.	34,030	8,169,922
Chuy’s Holdings Inc.(a)(b)	16,617	523,934
Cracker Barrel Old Country Store Inc.	24,467	3,421,465
Darden Restaurants Inc.	123,494	18,705,636
Dave & Buster’s Entertainment Inc.(a)	42,918	1,645,047
Del Taco Restaurants Inc.	28,764	251,110
Denny’s Corp.(a)	75,278	1,230,043
Dine Brands Global Inc.(a)	16,627	1,350,279
Domino’s Pizza Inc.	34,253	16,337,311
Dover Motorsports Inc.	16,652	40,298
DraftKings Inc., Class A(a)(b)	304,704	14,674,545
Drive Shack Inc.(a)(b)	65,173	183,136
El Pollo Loco Holdings Inc.(a)	19,091	322,638
Everi Holdings Inc.(a)(b)	74,270	1,795,849
Expedia Group Inc.(a)	135,298	22,175,342
Fiesta Restaurant Group Inc.(a)(b)	33,329	365,286
Flanigan’s Enterprises Inc.(a)(b)	198	5,283
Full House Resorts Inc.(a)(b)	8,023	85,124
GAN Ltd.(a)	55,319	822,594
Golden Entertainment Inc.(a)	18,010	884,111
Golden Nugget Online Gaming Inc.(a)	44,703	776,491
Good Times Restaurants Inc.(a)(b)	9,070	46,438
Hilton Grand Vacations Inc.(a)(b)	86,667	4,122,749
Hilton Worldwide Holdings Inc.(a)	259,427	34,272,901
Hyatt Hotels Corp., Class A(a)	40,528	3,124,709
Jack in the Box Inc.	24,220	2,357,333
Krispy Kreme Inc.(a)(b)	56,359	789,026
Kura Sushi USA Inc., Class A(a)	2,417	105,575
Las Vegas Sands Corp.(a)	311,855	11,413,893
Lindblad Expeditions Holdings Inc.(a)(b)	22,669	330,741

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Luby’s Inc.(a)(b)	17,514	$73,209
Marriott International Inc./MD, Class A(a)	252,564	37,402,203
Marriott Vacations Worldwide Corp.	40,444	6,363,055
McDonald’s Corp.	685,291	165,230,513
Membership Collective Group Inc., Class A(a)(b)	61,073	759,748
MGM Resorts International	367,286	15,848,391
Monarch Casino & Resort Inc.(a)	8,375	561,041
Nathan’s Famous Inc.	709	43,370
Noodles & Co.(a)(b)	17,204	203,007
Norwegian Cruise Line Holdings Ltd.(a)(b)	342,568	9,149,991
ONE Group Hospitality Inc. (The)(a)	16,199	173,167
Papa John’s International Inc.	31,541	4,005,392
Penn National Gaming Inc.(a)(b)	140,217	10,160,124
Planet Fitness Inc., Class A(a)	78,202	6,142,767
Playa Hotels & Resorts NV(a)	68,436	567,334
PlayAGS Inc.(a)	25,565	201,452
Potbelly Corp.(a)(b)	24,561	166,524
Rave Restaurant Group Inc.(a)	3,285	4,303
RCI Hospitality Holdings Inc.	8,579	587,747
Red Robin Gourmet Burgers Inc.(a)(b)	17,494	403,412
Red Rock Resorts Inc., Class A(a)	60,931	3,120,886
Royal Caribbean Cruises Ltd.(a)	205,910	18,315,694
Rush Street Interactive Inc.(a)(b)	44,487	854,595
Ruth’s Hospitality Group Inc.(a)	33,170	686,951
Scientific Games Corp./DE, Class A(a)(b)	78,211	6,496,988
SeaWorld Entertainment Inc.(a)	53,776	2,974,888
Shake Shack Inc., Class A(a)	36,705	2,879,874
Six Flags Entertainment Corp.(a)	69,099	2,936,707
Starbucks Corp.	1,081,076	119,253,494
Target Hospitality Corp.(a)	1,075	4,010
Texas Roadhouse Inc.	70,056	6,398,214
Travel + Leisure Co.	84,315	4,597,697
Vail Resorts Inc.(a)	36,349	12,142,383
Wendy’s Co. (The)	178,433	3,868,427
Wingstop Inc.	26,114	4,280,868
Wyndham Hotels & Resorts Inc.	86,081	6,644,592
Wynn Resorts Ltd.(a)	99,497	8,432,371
Yum! Brands Inc.	273,189	33,413,747

		903,427,532

Household Durables — 0.5%
Aterian Inc.(a)(b)	8,447	91,481
Bassett Furniture Industries Inc.	17,719	320,891
Beazer Homes USA Inc.(a)(b)	25,097	432,923
Cavco Industries Inc.(a)	8,295	1,963,758
Century Communities Inc.	23,345	1,434,550
Comstock Holding Companies Inc.(a)	285	1,364
Cricut Inc., Class A(a)(b)	24,598	678,413
Dixie Group Inc. (The)(a)	16,094	78,217
DR Horton Inc.	304,152	25,539,644
Emerson Radio Corp.(a)(b)	16,988	19,156
Ethan Allen Interiors Inc.	16,180	383,466
Flexsteel Industries Inc.	13	401
Garmin Ltd.	135,128	21,006,999
GoPro Inc., Class A(a)	108,038	1,011,236
Green Brick Partners Inc.(a)	59,785	1,226,788
Hamilton Beach Brands Holding Co., Class A	28	439
Helen of Troy Ltd.(a)	21,956	4,933,074
Hooker Furniture Corp.	9,157	247,147
Hovnanian Enterprises Inc., Class A(a)	5,680	547,495
Installed Building Products Inc.	23,413	2,508,703

Security	Shares	Value

Household Durables (continued)
iRobot Corp.(a)(b)	25,474	$1,999,709
KB Home	77,098	3,000,654
La-Z-Boy Inc.	42,967	1,384,826
Leggett & Platt Inc.	126,778	5,684,726
Lennar Corp., Class A	252,410	23,645,769
Lennar Corp., Class B	14,911	1,156,945
LGI Homes Inc.(a)(b)	18,191	2,581,485
Lifetime Brands Inc.	8,751	159,181
Live Ventures Inc.(a)	631	23,839
Lovesac Co. (The)(a)(b)	7,600	502,284
M/I Homes Inc.(a)	24,576	1,420,493
MDC Holdings Inc.	51,465	2,404,445
Meritage Homes Corp.(a)	33,710	3,269,870
Mohawk Industries Inc.(a)	53,338	9,462,161
Nephros Inc.(a)(b)	2,562	22,469
Newell Brands Inc.	368,851	8,166,361
Nova Lifestyle Inc.(a)	2,790	6,333
NVR Inc.(a)	3,103	14,876,030
PulteGroup Inc.	236,265	10,849,289
Purple Innovation Inc., Class A(a)(b)	50,601	1,063,633
Skyline Champion Corp.(a)	48,190	2,894,291
Sonos Inc.(a)	115,836	3,748,453
Taylor Morrison Home Corp.(a)	120,717	3,112,084
Tempur Sealy International Inc.	189,200	8,780,772
Toll Brothers Inc.	109,612	6,060,448
TopBuild Corp.(a)(b)	30,466	6,239,742
Traeger Inc.(a)	37,824	791,656
TRI Pointe Homes Inc.(a)(b)	98,209	2,064,353
Tupperware Brands Corp.(a)	44,774	945,627
Universal Electronics Inc.(a)	10,107	497,770
VOXX International Corp.(a)(b)	16,618	190,276
Vuzix Corp.(a)(b)	56,996	596,178
Whirlpool Corp.	57,791	11,781,273
Yunhong CTI Ltd.(a)	230	439

		201,810,009

Household Products — 1.1%
Central Garden & Pet Co.(a)	8,600	412,800
Central Garden & Pet Co., Class A, NVS(a)	41,532	1,785,876
Church & Dwight Co. Inc.	225,501	18,619,617
Clorox Co. (The)	115,602	19,144,847
Colgate-Palmolive Co.	765,601	57,864,124
Energizer Holdings Inc.	61,299	2,393,726
Kimberly-Clark Corp.	311,793	41,293,865
Ocean Bio-Chem Inc.	728	6,778
Oil-Dri Corp. of America	7,593	265,755
Procter & Gamble Co. (The)	2,242,484	313,499,263
Reynolds Consumer Products Inc.	45,711	1,249,739
Spectrum Brands Holdings Inc.	42,188	4,036,126
WD-40 Co.	12,046	2,788,408

		463,360,924

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	603,113	13,769,070
Clearway Energy Inc., Class A	33,120	933,984
Clearway Energy Inc., Class C	66,112	2,001,210
Montauk Renewables Inc.(a)(b)	73,440	824,731
Ormat Technologies Inc.	47,015	3,131,669
Sunnova Energy International Inc.(a)	86,383	2,845,456
Vistra Corp.	467,249	7,989,958

		31,496,078

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.9%
3M Co.	537,879	$94,354,734
General Electric Co.	1,020,317	105,123,261
Honeywell International Inc.	641,744	136,229,416
Raven Industries Inc.(a)	33,764	1,945,144
Roper Technologies Inc.	97,723	43,597,162

		381,249,717

Insurance — 2.0%
Aflac Inc.	573,598	29,901,664
Alleghany Corp.(a)	13,411	8,373,963
Allstate Corp. (The)	273,537	34,823,995
Ambac Financial Group Inc.(a)	40,530	580,390
American Equity Investment Life Holding Co.	75,469	2,231,618
American Financial Group Inc./OH	62,657	7,884,130
American International Group Inc.	791,641	43,453,175
American National Group Inc.	12,972	2,452,097
AMERISAFE Inc.	22,681	1,273,765
Aon PLC, Class A	208,600	59,611,622
Arch Capital Group Ltd.(a)	366,180	13,980,752
Argo Group International Holdings Ltd.	35,514	1,854,541
Arthur J Gallagher & Co.	194,144	28,859,506
Assurant Inc.	56,869	8,971,085
Assured Guaranty Ltd.	71,514	3,347,570
Athene Holding Ltd., Class A(a)	118,473	8,159,236
Atlantic American Corp.(b)	749	3,138
Axis Capital Holdings Ltd.	70,999	3,268,794
Brighthouse Financial Inc.(a)	86,002	3,889,870
Brown & Brown Inc.	222,116	12,316,332
BRP Group Inc., Class A(a)	42,074	1,400,643
Chubb Ltd.	407,801	70,745,318
Cincinnati Financial Corp.	138,075	15,770,927
Citizens Inc./TX(a)(b)	42,180	261,938
CNA Financial Corp.	25,213	1,057,937
CNO Financial Group Inc.	120,130	2,827,860
Conifer Holdings Inc.(a)	833	2,399
Crawford & Co., Class A, NVS	16,751	150,256
Crawford & Co., Class B	9,138	81,876
Donegal Group Inc., Class A	10,069	145,900
eHealth Inc.(a)	24,014	972,567
Employers Holdings Inc.	20,755	819,615
Enstar Group Ltd.(a)	10,132	2,378,284
Erie Indemnity Co., Class A, NVS	23,923	4,268,342
Everest Re Group Ltd.	36,605	9,179,802
FedNat Holding Co.	9,237	22,815
FG Financial Group Inc.(a)	7,670	38,734
Fidelity National Financial Inc.	240,083	10,885,363
First American Financial Corp.	101,296	6,791,897
Genworth Financial Inc., Class A(a)	438,516	1,644,435
Globe Life Inc.	89,196	7,941,120
GoHealth Inc., Class A(a)	51,168	257,375
Goosehead Insurance Inc., Class A	17,312	2,636,444
Greenlight Capital Re Ltd., Class A(a)	26,017	192,266
Hallmark Financial Services Inc.(a)(b)	16,056	58,604
Hanover Insurance Group Inc. (The)	33,729	4,371,953
Hartford Financial Services Group Inc. (The)	322,704	22,669,956
HCI Group Inc.	7,391	818,701
Hippo Holdings Inc.(a)	343,409	1,607,154
Horace Mann Educators Corp.	20,403	811,835
ICC Holdings Inc.(a)(b)	1,139	19,340
Independence Holding Co.	8,182	405,745
Investors Title Co.	321	58,615

Security	Shares	Value

Insurance (continued)
James River Group Holdings Ltd.	23,359	$881,335
Kemper Corp.	59,462	3,971,467
Kingstone Companies Inc.	7,675	50,809
Kingsway Financial Services Inc.(a)	10,926	58,552
Kinsale Capital Group Inc.	19,309	3,122,265
Lemonade Inc.(a)(b)	35,378	2,370,680
Lincoln National Corp.	158,198	10,876,113
Loews Corp.	188,898	10,187,269
Maiden Holdings Ltd.(a)(b)	34,051	107,601
Markel Corp.(a)	12,602	15,061,028
Marsh & McLennan Companies Inc.	470,937	71,313,990
MBIA Inc.(a)	67,226	863,854
Mercury General Corp.	27,532	1,532,706
MetLife Inc.	677,020	41,792,445
MetroMile Inc.(a)(b)	66,786	237,090
National Security Group Inc. (The)	249	2,600
National Western Life Group Inc., Class A	2,907	612,185
Old Republic International Corp.	247,781	5,731,175
Oscar Health Inc., Class A(a)	35,451	616,493
Palomar Holdings Inc.(a)	22,938	1,854,079
Primerica Inc.	40,430	6,211,261
Principal Financial Group Inc.	232,723	14,987,361
ProAssurance Corp.	36,192	860,646
Progressive Corp. (The)	538,079	48,636,961
Prudential Financial Inc.	359,568	37,826,554
Reinsurance Group of America Inc.	64,845	7,214,655
RenaissanceRe Holdings Ltd.	44,703	6,231,598
RLI Corp.	42,736	4,285,139
Root Inc./OH, Class A(a)(b)	51,330	270,509
Ryan Specialty Group Holdings Inc., Class A(a)(b)	54,117	1,832,943
Safety Insurance Group Inc.	11,576	917,398
Selective Insurance Group Inc.	57,259	4,324,772
Selectquote Inc.(a)(b)	115,447	1,492,730
SiriusPoint Ltd.(a)	77,409	716,807
State Auto Financial Corp.	16,137	822,180
Stewart Information Services Corp.	16,242	1,027,469
Tiptree Inc.	32,959	330,249
Travelers Companies Inc. (The)	231,094	35,128,599
Trupanion Inc.(a)(b)	31,784	2,468,663
Unico American Corp.(a)	619	2,111
United Fire Group Inc.	18,159	419,473
United Insurance Holdings Corp.	9,723	35,295
Universal Insurance Holdings Inc.	25,862	337,240
Unum Group	202,586	5,076,805
W R Berkley Corp.	128,185	9,380,578
White Mountains Insurance Group Ltd.(b)	2,933	3,137,166
Willis Towers Watson PLC	120,837	28,089,769

		839,841,926

Interactive Media & Services — 5.9%
Alphabet Inc., Class A(a)	278,321	744,096,760
Alphabet Inc., Class C, NVS(a)	260,891	695,355,391
ANGI Inc.(a)(b)	65,310	805,925
AutoWeb Inc.(a)(b)	6,855	19,125
Bumble Inc., Class A(a)(b)	64,439	3,220,661
Cargurus Inc.(a)	82,185	2,581,431
Cars.com Inc.(a)	67,237	850,548
DHI Group Inc.(a)	34,693	165,139
Eventbrite Inc., Class A(a)	75,503	1,427,762
EverQuote Inc., Class A(a)	14,493	270,005
Facebook Inc., Class A(a)	2,206,697	748,930,895

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
fuboTV Inc.(a)(b)	131,709	$3,155,748
IAC/InterActiveCorp.(a)	79,352	10,338,772
IZEA Worldwide Inc.(a)	36,786	70,629
Liberty TripAdvisor Holdings Inc., Class A(a)	66,715	206,149
Match Group Inc.(a)(b)	258,392	40,564,960
MediaAlpha Inc., Class A(a)(b)	17,350	324,098
Pinterest Inc., Class A(a)	513,067	26,140,764
QuinStreet Inc.(a)	33,540	588,962
Snap Inc., Class A, NVS(a)(b)	973,577	71,918,133
Super League Gaming Inc.(a)(b)	22,391	69,636
Travelzoo(a)	8,155	94,598
TripAdvisor Inc.(a)	86,382	2,924,031
TrueCar Inc.(a)(b)	76,258	317,233
Twitter Inc.(a)	746,061	45,054,624
Vimeo Inc.(a)	148,363	4,357,421
Yelp Inc.(a)	68,556	2,553,025
Zedge Inc., Class B(a)(b)	7,732	103,300
Zillow Group Inc., Class A(a)(b)	37,288	3,302,971
Zillow Group Inc., Class C, NVS(a)(b)	161,955	14,274,714
ZoomInfo Technologies Inc., Class A(a)	164,061	10,038,893

		2,434,122,303

Internet & Direct Marketing Retail — 3.6%
1-800-Flowers.com Inc., Class A(a)(b)	19,451	593,450
Amazon.com Inc.(a)	403,250	1,324,692,380
CarParts.com Inc.(a)(b)	27,502	429,306
Chewy Inc., Class A(a)(b)	75,466	5,139,989
ContextLogic Inc., Class A(a)(b)	300,856	1,642,674
DoorDash Inc., Class A(a)(b)	142,396	29,330,728
Duluth Holdings Inc., Class B(a)(b)	18,556	252,918
eBay Inc.	604,114	42,088,622
Etsy Inc.(a)	118,756	24,696,498
Groupon Inc.(a)(b)	19,152	436,857
iMedia Brands Inc.(a)	2,509	14,427
Lands’ End Inc.(a)(b)	16,651	391,965
Liquidity Services Inc.(a)(b)	24,937	538,889
Overstock.com Inc.(a)(b)	42,361	3,300,769
PetMed Express Inc.	23,506	631,606
Porch Group Inc.(a)(b)	61,330	1,084,314
Poshmark Inc., Class A(a)(b)	17,817	423,332
Quotient Technology Inc.(a)(b)	64,065	372,858
Qurate Retail Inc., Series A	339,413	3,458,619
RealReal Inc. (The)(a)	56,229	741,098
Remark Holdings Inc.(a)(b)	48,374	50,793
Revolve Group Inc.(a)	37,382	2,309,086
Shutterstock Inc.	18,719	2,121,237
Stamps.com Inc.(a)	16,801	5,540,802
Stitch Fix Inc., Class A(a)	67,567	2,699,302
ThredUp Inc., Class A(a)	30,798	668,009
Waitr Holdings Inc.(a)(b)	67,741	59,978
Wayfair Inc., Class A(a)(b)	71,957	18,385,733
Xometry Inc., Class A(a)	13,060	753,170

		1,472,849,409

IT Services — 5.0%
Accenture PLC, Class A	581,738	186,109,621
Affirm Holdings Inc.(a)(b)	86,407	10,293,666
Akamai Technologies Inc.(a)	152,544	15,954,577
ALJ Regional Holdings Inc.(a)(b)	9,338	9,898
Alliance Data Systems Corp.	43,328	4,371,362
Automatic Data Processing Inc.	393,292	78,626,937

Security	Shares	Value

IT Services (continued)
BigCommerce Holdings Inc., Series 1(a)	54,894	$2,779,832
Brightcove Inc.(a)	33,008	380,912
Broadridge Financial Solutions Inc.	102,254	17,039,607
Cantaloupe Inc.(a)	66,409	715,889
Cass Information Systems Inc.	9,942	416,073
Cloudflare Inc., Class A(a)	244,870	27,584,605
Cognizant Technology Solutions Corp., Class A	491,923	36,505,606
Computer Task Group Inc.(a)	16,086	128,366
Concentrix Corp.(a)	39,690	7,025,130
Conduent Inc.(a)	167,345	1,102,804
CSG Systems International Inc.	36,426	1,755,733
CSP Inc.(a)	681	6,054
DigitalOcean Holdings Inc.(a)(b)	17,538	1,361,475
DXC Technology Co.(a)	222,444	7,476,343
EPAM Systems Inc.(a)	52,569	29,989,563
ESC Srax Inc., NVS(b)	10,943	657
Euronet Worldwide Inc.(a)	46,800	5,956,704
EVERTEC Inc.	58,871	2,691,582
Evo Payments Inc., Class A(a)(b)	41,330	978,694
Exela Technologies Inc.(a)	45,594	88,452
ExlService Holdings Inc.(a)	33,091	4,074,164
Fastly Inc., Class A(a)(b)	98,649	3,989,366
Fidelity National Information Services Inc.	574,160	69,863,789
Fiserv Inc.(a)	555,843	60,308,965
FleetCor Technologies Inc.(a)	77,525	20,254,957
Flywire Corp.(a)(b)	18,399	806,612
Gartner Inc.(a)	77,740	23,623,631
Genpact Ltd.	168,477	8,004,342
Global Payments Inc.	271,510	42,784,546
GoDaddy Inc., Class A(a)(b)	158,973	11,080,418
GreenSky Inc., Class A(a)	43,539	486,766
Grid Dynamics Holdings Inc.(a)(b)	40,428	1,181,306
Hackett Group Inc. (The)	24,647	483,574
I3 Verticals Inc., Class A(a)(b)	31,191	755,134
Information Services Group Inc.	26,116	187,513
Innodata Inc.(a)(b)	25,145	239,632
Inpixon(a)	1	1
International Business Machines Corp.	830,042	115,317,735
International Money Express Inc.(a)(b)	44,172	737,672
Jack Henry & Associates Inc.	69,418	11,388,717
Limelight Networks Inc.(a)	149,168	355,020
LiveRamp Holdings Inc.(a)	62,277	2,941,343
Marqeta Inc., Class A(a)(b)	78,480	1,735,978
Mastercard Inc., Class A	805,376	280,013,128
Maximus Inc.	59,087	4,916,038
MoneyGram International Inc.(a)(b)	51,132	410,079
MongoDB Inc.(a)(b)	60,077	28,326,906
Okta Inc.(a)	114,778	27,241,411
Paya Holdings Inc., Class A(a)(b)	52,950	575,566
Paychex Inc.	297,805	33,488,172
Payoneer Global Inc.(a)	179,254	1,532,622
PayPal Holdings Inc.(a)	1,086,813	282,799,611
Paysign Inc.(a)(b)	31,231	84,324
Perficient Inc.(a)(b)	33,533	3,879,768
PFSweb Inc.(a)	16,049	207,032
Priority Technology Holdings Inc.(a)(b)	6,781	45,297
Rackspace Technology Inc.(a)(b)	35,378	503,075
Repay Holdings Corp.(a)(b)	84,311	1,941,682
Sabre Corp.(a)	302,690	3,583,850
ServiceSource International Inc.(a)(b)	50,955	68,789

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Shift4 Payments Inc., Class A(a)(b)	46,417	$3,598,246
Snowflake Inc., Class A(a)	211,943	64,097,921
SolarWinds Corp.	30,530	510,767
Square Inc., Class A(a)(b)	369,828	88,699,548
Squarespace Inc., Class A(a)(b)	25,972	1,003,558
StarTek Inc.(a)	9,107	50,180
Steel Connect Inc.(a)(b)	42,208	85,682
Switch Inc., Class A	117,418	2,981,243
TaskUS Inc., Class A(a)	14,132	937,941
TTEC Holdings Inc.	16,315	1,525,942
Tucows Inc., Class A(a)(b)	9,026	712,603
Twilio Inc., Class A(a)	155,423	49,587,708
Unisys Corp.(a)	56,620	1,423,427
Usio Inc.(a)	908	5,375
VeriSign Inc.(a)	86,904	17,816,189
Verra Mobility Corp.(a)	113,287	1,707,235
Visa Inc., Class A	1,559,638	347,409,364
Western Union Co. (The)	379,013	7,663,643
WEX Inc.(a)	40,636	7,157,625
WidePoint Corp.(a)(b)	6,371	33,448

		2,086,576,318

Leisure Products — 0.2%
Acushnet Holdings Corp.	40,310	1,882,477
American Outdoor Brands Inc.(a)	11,943	293,320
AMMO Inc.(a)(b)	109,851	675,584
Brunswick Corp./DE	73,274	6,980,814
Callaway Golf Co.(a)	109,083	3,013,963
Clarus Corp.	17,758	455,138
Escalade Inc.	8,453	159,846
Genius Brands International Inc.(a)(b)	423,097	575,412
Hasbro Inc.	120,116	10,716,750
Hayward Holdings Inc.(a)(b)	39,126	870,162
JAKKS Pacific Inc.(a)(b)	1,371	16,287
Johnson Outdoors Inc., Class A	7,755	820,479
Latham Group Inc.(a)(b)	28,121	461,184
Malibu Boats Inc., Class A(a)(b)	16,836	1,178,183
Marine Products Corp.	28,158	352,257
MasterCraft Boat Holdings Inc.(a)	17,303	433,959
Mattel Inc.(a)	329,057	6,107,298
Nautilus Inc.(a)(b)	25,435	236,800
Peloton Interactive Inc., Class A(a)(b)	247,522	21,546,790
Polaris Inc.	53,294	6,377,160
Smith & Wesson Brands Inc.	50,253	1,043,252
Sturm Ruger & Co. Inc.	14,719	1,085,968
Vinco Ventures Inc.(a)(b)	105,792	678,127
Vista Outdoor Inc.(a)	50,858	2,050,086
YETI Holdings Inc.(a)(b)	81,303	6,966,854

		74,978,150

Life Sciences Tools & Services — 1.4%
10X Genomics Inc., Class A(a)	84,220	12,260,748
23andMe Holding Co., Class A(a)(b)	106,702	966,720
Adaptive Biotechnologies Corp.(a)(b)	100,756	3,424,696
Agilent Technologies Inc.	283,963	44,732,691
Applied DNA Sciences Inc.(a)	366	1,973
Avantor Inc.(a)(b)	542,975	22,207,677
Berkeley Lights Inc.(a)	42,491	831,124
BioNano Genomics Inc.(a)(b)	232,499	1,278,744
Bio-Rad Laboratories Inc., Class A(a)	18,728	13,970,152
Bio-Techne Corp.	35,411	17,159,108

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bruker Corp.	100,453	$7,845,379
Champions Oncology Inc.(a)(b)	5,899	60,229
Charles River Laboratories International Inc.(a)	47,564	19,628,236
ChromaDex Corp.(a)(b)	79,496	498,440
Codexis Inc.(a)	42,943	998,854
Contra Aduro Biotech I(a)(c)	4,142	12,426
Cytek Biosciences Inc.(a)	30,884	661,226
Fluidigm Corp.(a)(b)	57,716	380,348
Illumina Inc.(a)	136,688	55,442,020
Inotiv Inc.(a)(b)	7,733	226,113
IQVIA Holdings Inc.(a)	177,691	42,564,102
Maravai LifeSciences Holdings Inc., Class A(a)	95,898	4,706,674
Medpace Holdings Inc.(a)	26,156	4,950,808
Mettler-Toledo International Inc.(a)	21,517	29,636,655
NanoString Technologies Inc.(a)(b)	47,394	2,275,386
Nautilus Biotechnology Inc.(a)	121,208	744,217
NeoGenomics Inc.(a)	114,574	5,527,050
Pacific Biosciences of California Inc.(a)(b)	179,241	4,579,608
PerkinElmer Inc.	102,163	17,703,826
Personalis Inc.(a)	31,303	602,270
PPD Inc.(a)	115,634	5,410,515
Quanterix Corp.(a)	28,082	1,398,203
Quantum-Si Inc.(a)(b)	94,706	789,848
Repligen Corp.(a)	48,773	14,094,909
Seer Inc.(a)(b)	35,621	1,229,993
Sotera Health Co.(a)	102,344	2,676,296
Syneos Health Inc.(a)	94,830	8,295,728
Thermo Fisher Scientific Inc.	362,781	207,267,669
Waters Corp.(a)	56,512	20,191,738

		577,232,399

Machinery — 1.8%
AGCO Corp.	60,017	7,353,883
AgEagle Aerial Systems Inc.(a)(b)	96,361	290,047
Alamo Group Inc.	7,707	1,075,358
Albany International Corp., Class A	32,552	2,502,272
Allison Transmission Holdings Inc.	103,793	3,665,969
Altra Industrial Motion Corp.	57,892	3,204,322
Art’s-Way Manufacturing Co. Inc.(a)	304	1,104
Astec Industries Inc.	17,831	959,486
Barnes Group Inc.	43,141	1,800,274
Blue Bird Corp.(a)(b)	30,987	646,389
Caterpillar Inc.	508,872	97,688,158
Chart Industries Inc.(a)(b)	33,346	6,372,754
Chicago Rivet & Machine Co.	125	3,359
CIRCOR International Inc.(a)	17,496	577,543
Colfax Corp.(a)	113,321	5,201,434
Columbus McKinnon Corp./NY	33,806	1,634,520
Commercial Vehicle Group Inc.(a)(b)	25,089	237,342
Crane Co.	49,942	4,735,001
Cummins Inc.	133,499	29,978,535
Deere & Co.	263,846	88,406,879
Desktop Metal Inc., Class A(a)(b)	176,766	1,267,412
Donaldson Co. Inc.	119,314	6,849,817
Douglas Dynamics Inc.	18,063	655,687
Dover Corp.	132,362	20,582,291
Eastern Co. (The)	7,699	193,707
Enerpac Tool Group Corp.	50,851	1,054,141
EnPro Industries Inc.	17,609	1,534,096
ESCO Technologies Inc.	25,268	1,945,636
Evoqua Water Technologies Corp.(a)(b)	103,525	3,888,399

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
ExOne Co. (The)(a)	12,291	$287,364
Federal Signal Corp.	58,401	2,255,447
Flowserve Corp.	128,412	4,452,044
Fortive Corp.	333,169	23,511,736
Franklin Electric Co. Inc.	33,920	2,708,512
FreightCar America Inc.(a)(b)	9,174	41,558
Gates Industrial Corp. PLC(a)	90,408	1,470,938
Gencor Industries Inc.(a)	8,176	90,754
Gorman-Rupp Co. (The)	16,938	606,550
Graco Inc.	162,221	11,350,603
Graham Corp.	8,589	106,504
Greenbrier Companies Inc. (The)	33,269	1,430,234
Helios Technologies Inc.	25,704	2,110,555
Hillenbrand Inc.	68,085	2,903,825
Hillman Solutions Corp.(a)	92,496	1,103,477
Hurco Companies Inc.	7,825	252,434
Hydrofarm Holdings Group Inc.(a)(b)	33,078	1,252,002
Hyliion Holdings Corp.(a)(b)	87,438	734,479
Hyster-Yale Materials Handling Inc.	8,483	426,356
Hyzon Motors Inc.(a)(b)	85,168	591,066
IDEX Corp.	69,832	14,451,732
Illinois Tool Works Inc.	265,096	54,776,786
Ingersoll Rand Inc.(a)	371,284	18,716,426
ITT Inc.	83,601	7,176,310
John Bean Technologies Corp.	31,154	4,378,695
Kadant Inc.	12,588	2,569,211
Kennametal Inc.	75,551	2,586,111
LB Foster Co., Class A(a)	8,586	132,997
Lincoln Electric Holdings Inc.	52,352	6,742,414
Lindsay Corp.	8,710	1,322,091
LiqTech International Inc.(a)(b)	10,921	59,847
LS Starrett Co. (The), Class A(a)	7,777	97,135
Lydall Inc.(a)	17,365	1,078,193
Manitex International Inc.(a)	16,140	115,885
Manitowoc Co. Inc. (The)(a)	41,136	881,133
Markforged Holding Corp.(a)(b)	108,568	712,206
Mayville Engineering Co. Inc.(a)	6,458	121,410
Meritor Inc.(a)	78,985	1,683,170
Microvast Holdings Inc.(a)(b)	220,668	1,813,891
Middleby Corp. (The)(a)	52,628	8,973,600
Miller Industries Inc./TN	10,523	358,203
Mueller Industries Inc.	50,338	2,068,892
Mueller Water Products Inc., Class A	151,294	2,302,695
Nikola Corp.(a)(b)	217,428	2,319,957
NN Inc.(a)(b)	27,639	145,105
Nordson Corp.	50,338	11,987,995
Oshkosh Corp.	60,010	6,143,224
Otis Worldwide Corp.	396,703	32,640,723
P&F Industries Inc., Class A(a)	689	4,568
PACCAR Inc.	322,138	25,423,131
Parker-Hannifin Corp.	120,243	33,622,348
Park-Ohio Holdings Corp.	8,371	213,628
Pentair PLC	151,456	11,000,249
Perma-Pipe International Holdings Inc.(a)	8,145	63,205
Proterra Inc.(a)(b)	165,788	1,676,117
Proto Labs Inc.(a)(b)	25,128	1,673,525
RBC Bearings Inc.(a)(b)	24,559	5,211,420
REV Group Inc.	19,810	339,940
Rexnord Corp.	117,335	7,543,467
Shyft Group Inc. (The)	33,477	1,272,461

Security	Shares	Value

Machinery (continued)
Snap-on Inc.	48,543	$10,143,060
SPX Corp.(a)	48,522	2,593,501
SPX FLOW Inc.	41,572	3,038,913
Standex International Corp.	8,922	882,475
Stanley Black & Decker Inc.	150,316	26,351,898
Taylor Devices Inc.(a)	702	7,933
Tennant Co.	18,016	1,332,283
Terex Corp.	58,814	2,476,069
Timken Co. (The)	59,271	3,877,509
Titan International Inc.(a)	41,986	300,620
Toro Co. (The)	102,174	9,952,769
Trinity Industries Inc.	69,250	1,881,522
Twin Disc Inc.(a)	8,531	90,940
Wabash National Corp.	59,234	896,210
Watts Water Technologies Inc., Class A	25,342	4,259,737
Welbilt Inc.(a)	126,162	2,932,005
Westinghouse Air Brake Technologies Corp.	175,724	15,149,166
Woodward Inc.	58,840	6,660,688
Xylem Inc./NY	170,030	21,029,310

		740,248,957

Marine — 0.0%
Eagle Bulk Shipping Inc.(a)	16,811	847,611
Genco Shipping & Trading Ltd.	23,874	480,584
Kirby Corp.(a)	57,647	2,764,750
Matson Inc.	35,344	2,852,614
Pangaea Logistics Solutions Ltd.	8,487	42,859

		6,988,418

Media — 1.3%
Advantage Solutions Inc.(a)(b)	99,244	858,461
Altice USA Inc., Class A(a)	205,003	4,247,662
AMC Networks Inc., Class A(a)	30,539	1,422,812
Beasley Broadcast Group Inc., Class A(a)	904	2,405
Boston Omaha Corp., Class A(a)(b)	19,516	756,830
Cable One Inc.	4,632	8,398,418
Cardlytics Inc.(a)	31,434	2,638,570
Charter Communications Inc., Class A(a)(b)	117,901	85,780,052
Clear Channel Outdoor Holdings Inc.(a)	392,728	1,064,293
Comcast Corp., Class A	4,237,258	236,989,840
comScore Inc.(a)(b)	43,676	170,336
Cumulus Media Inc., Class A(a)(b)	40,906	501,098
Daily Journal Corp.(a)(b)	251	80,413
DallasNews Corp.	4,438	30,844
Discovery Inc., Class A(a)(b)	150,739	3,825,756
Discovery Inc., Class C, NVS(a)	298,542	7,245,614
DISH Network Corp., Class A(a)	222,647	9,676,239
Emerald Holding Inc.(a)	43,102	187,063
Entercom Communications Corp.(a)	97,439	358,576
Entravision Communications Corp., Class A	50,778	360,524
EW Scripps Co. (The), Class A	50,009	903,163
Fluent Inc.(a)(b)	91,846	208,490
Fox Corp., Class A, NVS	297,914	11,949,331
Fox Corp., Class B	126,104	4,680,980
Gannett Co. Inc.(a)	111,241	743,090
Gray Television Inc.	78,109	1,782,447
Gray Television Inc., Class A	756	16,761
Hemisphere Media Group Inc.(a)	8,611	104,882
Iheartmedia Inc., Class A(a)	104,104	2,604,682
Insignia Systems Inc.(a)(b)	1,165	8,516
Interpublic Group of Companies Inc. (The)	370,216	13,575,821

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
John Wiley & Sons Inc., Class A	42,147	$2,200,495
John Wiley & Sons Inc., Class B	787	42,514
Lee Enterprises Inc.(a)	5,300	119,992
Liberty Broadband Corp., Class A(a)	23,561	3,966,494
Liberty Broadband Corp., Class C, NVS(a)	134,910	23,298,957
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	81,914	3,863,883
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	148,648	7,056,321
Loral Space & Communications Inc.	17,329	745,320
Magnite Inc.(a)(b)	104,960	2,938,880
Marchex Inc., Class B(a)	25,428	75,903
Mediaco Holding Inc., Class A(a)	858	10,004
Meredith Corp.(a)	35,005	1,949,778
National CineMedia Inc.	84,276	300,023
New York Times Co. (The), Class A	158,887	7,828,362
News Corp., Class A, NVS	359,521	8,459,529
News Corp., Class B	108,719	2,525,542
Nexstar Media Group Inc., Class A	37,207	5,653,976
Omnicom Group Inc.	193,567	14,025,865
PubMatic Inc., Class A(a)	15,366	404,894
Saga Communications Inc., Class A	7,583	172,513
Salem Media Group Inc.(a)	9,235	34,262
Scholastic Corp.	25,144	896,384
Sinclair Broadcast Group Inc., Class A	36,577	1,158,759
Sirius XM Holdings Inc.(b)	865,975	5,282,447
SPAR Group Inc.(a)(b)	7,787	10,824
Stagwell Inc.(a)(b)	105,087	806,017
TechTarget Inc.(a)(b)	26,380	2,174,240
TEGNA Inc.	201,711	3,977,741
Thryv Holdings Inc.(a)(b)	29,367	882,185
Townsquare Media Inc., Class A(a)	8,619	112,650
Urban One Inc., NVS(a)(b)	25,657	174,724
Urban One Inc., Class A(a)	233	1,892
ViacomCBS Inc., Class A	9,702	408,163
ViacomCBS Inc., Class B, NVS	573,290	22,650,688
WideOpenWest Inc.(a)	66,095	1,298,767

		526,682,957

Metals & Mining — 0.5%
Alcoa Corp.(a)	179,240	8,772,006
Allegheny Technologies Inc.(a)(b)	117,342	1,951,397
Alpha Metallurgical Resources Inc.(a)	23,886	1,189,284
Ampco-Pittsburgh Corp.(a)(b)	8,373	39,353
Arconic Corp.(a)(b)	92,417	2,914,832
Carpenter Technology Corp.	48,097	1,574,696
Century Aluminum Co.(a)(b)	51,703	695,405
Cleveland-Cliffs Inc.(a)(b)	417,853	8,277,668
Coeur Mining Inc.(a)(b)	278,591	1,718,906
Commercial Metals Co.	100,702	3,067,383
Compass Minerals International Inc.	34,202	2,202,609
Freeport-McMoRan Inc.	1,330,174	43,270,560
Friedman Industries Inc.	8,182	97,448
Gatos Silver Inc.(a)	61,945	720,420
Gold Resource Corp.(b)	64,120	100,668
Golden Minerals Co.(a)(b)	85,284	36,834
Haynes International Inc.	9,916	369,371
Hecla Mining Co.	548,241	3,015,326
Hycroft Mining Holding Corp.(a)(b)	50,788	75,674
Kaiser Aluminum Corp.	17,596	1,917,260
Materion Corp.	18,496	1,269,565
McEwen Mining Inc.(a)(b)	210,478	218,897

Security	Shares	Value

Metals & Mining (continued)
MP Materials Corp.(a)	81,830	$2,637,381
Newmont Corp.	736,029	39,966,375
Nucor Corp.	270,857	26,676,706
Olympic Steel Inc.	8,466	206,232
Paramount Gold Nevada Corp.(a)(b)	7,831	6,421
Ramaco Resources Inc.(a)(b)	8,589	105,731
Reliance Steel & Aluminum Co.	58,617	8,348,233
Royal Gold Inc.	61,595	5,881,707
Ryerson Holding Corp.	16,174	360,195
Schnitzer Steel Industries Inc., Class A	25,187	1,103,442
Solitario Zinc Corp.(a)(b)	33,580	18,637
Steel Dynamics Inc.	184,554	10,792,718
SunCoke Energy Inc.	62,150	390,302
Synalloy Corp.(a)	8,541	92,243
TimkenSteel Corp.(a)(b)	33,955	444,131
U.S. Antimony Corp.(a)(b)	66,966	60,665
United States Steel Corp.(b)	246,372	5,412,793
Universal Stainless & Alloy Products Inc.(a)	8,180	84,745
Warrior Met Coal Inc.	41,077	955,862
Worthington Industries Inc.	33,014	1,739,838

		188,779,919

Mortgage Real Estate Investment — 0.2%
ACRES Commercial Realty Corp.(a)	7,974	128,940
AFC Gamma Inc.	39,850	859,963
AG Mortgage Investment Trust Inc.	12,048	137,709
AGNC Investment Corp.	482,470	7,608,552
Annaly Capital Management Inc.	1,233,895	10,389,396
Apollo Commercial Real Estate Finance Inc.	120,528	1,787,430
Arbor Realty Trust Inc.	121,538	2,252,099
Ares Commercial Real Estate Corp.	29,225	440,713
Arlington Asset Investment Corp., Class A(a)	102,523	379,335
ARMOUR Residential REIT Inc.	56,664	610,838
Blackstone Mortgage Trust Inc., Class A	149,039	4,518,862
BrightSpire Capital Inc.	77,450	727,255
Broadmark Realty Capital Inc.	119,109	1,174,415
Capstead Mortgage Corp.	66,165	442,644
Cherry Hill Mortgage Investment Corp.	15,950	141,636
Chimera Investment Corp.	239,648	3,558,773
Dynex Capital Inc.	22,388	386,865
Ellington Financial Inc.	50,602	925,511
Ellington Residential Mortgage REIT	10,551	117,749
Granite Point Mortgage Trust Inc.	56,662	746,238
Great Ajax Corp.	19,198	258,981
Hannon Armstrong Sustainable Infrastructure Capital Inc.	65,342	3,494,490
Invesco Mortgage Capital Inc.	377,498	1,189,119
KKR Real Estate Finance Trust Inc.	66,521	1,403,593
Ladder Capital Corp.	79,832	882,144
Lument Finance Trust Inc.	15,810	62,608
Manhattan Bridge Capital Inc.	879	5,977
MFA Financial Inc.	358,165	1,636,814
New Residential Investment Corp.	420,491	4,625,401
New York Mortgage Trust Inc.	434,681	1,851,741
Orchid Island Capital Inc.	133,638	653,490
PennyMac Mortgage Investment Trust	81,824	1,611,115
Ready Capital Corp.	77,877	1,123,765
Redwood Trust Inc.	103,450	1,333,470
Starwood Property Trust Inc.	261,171	6,375,184
TPG RE Finance Trust Inc.	65,546	811,459
Two Harbors Investment Corp.	245,068	1,553,731

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Western Asset Mortgage Capital Corp.	48,453	$126,462

		66,334,467

Multi-Utilities — 0.6%
Ameren Corp.	239,281	19,381,761
Black Hills Corp.	58,561	3,675,288
CenterPoint Energy Inc.	555,262	13,659,445
CMS Energy Corp.	251,336	15,012,299
Consolidated Edison Inc.	308,272	22,377,465
Dominion Energy Inc.	747,720	54,598,514
DTE Energy Co.	176,815	19,752,004
MDU Resources Group Inc.	201,075	5,965,895
NiSource Inc.	352,634	8,544,322
NorthWestern Corp.	53,101	3,042,687
Public Service Enterprise Group Inc.	470,497	28,653,267
Sempra Energy	294,655	37,273,858
Unitil Corp.	10,738	459,372
WEC Energy Group Inc.	294,138	25,942,972

		258,339,149

Multiline Retail — 0.5%
Big Lots Inc.	35,719	1,548,776
Dillard’s Inc., Class A	5,551	957,659
Dollar General Corp.	221,326	46,952,098
Dollar Tree Inc.(a)	211,506	20,245,354
Franchise Group Inc.	32,095	1,136,484
Kohl’s Corp.	150,781	7,100,277
Macy’s Inc.	255,818	5,781,487
Nordstrom Inc.(a)	99,825	2,640,371
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	56,303	3,393,945
Target Corp.	459,894	105,209,950

		194,966,401

Oil, Gas & Consumable Fuels — 2.5%
Adams Resources & Energy Inc.	606	18,404
Aemetis Inc.(a)(b)	16,801	307,122
Alto Ingredients Inc.(a)	56,806	280,622
Altus Midstream Co., Class A	4,846	334,519
Amplify Energy Corp.(a)	65,433	348,104
Antero Midstream Corp.	295,309	3,077,120
Antero Resources Corp.(a)(b)	286,343	5,386,112
APA Corp.	348,493	7,468,205
Arch Resources Inc.(a)	16,798	1,558,014
Barnwell Industries Inc.(a)	747	2,263
Berry Corp.	38,378	276,705
Bonanza Creek Energy Inc.	31,524	1,510,000
Brigham Minerals Inc., Class A	66,011	1,264,771
Cabot Oil & Gas Corp.	371,522	8,084,319
California Resources Corp.(a)	76,108	3,120,428
Callon Petroleum Co.(a)	26,378	1,294,632
Camber Energy Inc.(a)	1	4
Centennial Resource Development Inc./DE, Class A(a)	176,782	1,184,439
Centrus Energy Corp., Class A(a)(b)	7,828	302,630
Cheniere Energy Inc.(a)	208,389	20,353,354
Chesapeake Energy Corp.	91,028	5,606,415
Chevron Corp.	1,775,692	180,143,953
Cimarex Energy Co.	94,370	8,229,064
Clean Energy Fuels Corp.(a)(b)	215,157	1,753,530
CNX Resources Corp.(a)	222,801	2,811,749
Comstock Resources Inc.(a)	47,555	492,194
ConocoPhillips	1,244,750	84,356,707

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy Inc.(a)	25,464	$662,573
Contango Oil & Gas Co.(a)(b)	90,366	412,973
Continental Resources Inc./OK	48,701	2,247,551
CVR Energy Inc.	25,203	419,882
Delek U.S. Holdings Inc.	76,856	1,381,102
Denbury Inc.(a)(b)	47,513	3,337,788
Devon Energy Corp.	585,219	20,781,127
Diamondback Energy Inc.	158,214	14,978,119
Dorian LPG Ltd.	18,507	229,672
DTE Midstream LLC(a)	92,099	4,258,658
Earthstone Energy Inc., Class A(a)(b)	32,939	303,039
EOG Resources Inc.	547,046	43,911,382
EQT Corp.(a)	260,646	5,332,817
Equitrans Midstream Corp.	390,043	3,955,036
Evolution Petroleum Corp.	28,746	163,277
Extraction Oil & Gas Inc.(a)	16,370	924,087
Exxon Mobil Corp.	3,901,361	229,478,054
Falcon Minerals Corp.	66,868	314,280
Gevo Inc.(a)(b)	189,287	1,256,866
Green Plains Inc.(a)	22,860	746,379
Gulfport Energy Operating Corp.(a)(b)	11,214	921,903
Hallador Energy Co.(a)	16,775	49,654
Harvest Natural Resources Inc.(a)(c)	8,626	3,019
Hess Corp.	254,918	19,911,645
HollyFrontier Corp.	141,018	4,671,926
Houston American Energy Corp.(a)	2,346	5,349
International Seaways Inc.	51,349	935,579
Kinder Morgan Inc.	1,806,328	30,219,867
Kosmos Energy Ltd.(a)	316,890	937,994
Laredo Petroleum Inc.(a)(b)	7,523	609,890
Lightbridge Corp.(a)(b)	502	2,445
Magnolia Oil & Gas Corp., Class A	152,729	2,717,049
Marathon Oil Corp.	709,457	9,698,277
Marathon Petroleum Corp.	593,113	36,660,315
Matador Resources Co.	112,269	4,270,713
Murphy Oil Corp.	144,622	3,611,211
NACCO Industries Inc., Class A	560	16,710
New Fortress Energy Inc.(b)	46,672	1,295,148
NextDecade Corp.(a)(b)	182,148	506,371
Northern Oil and Gas Inc.	33,015	706,521
Oasis Petroleum Inc.	18,516	1,840,861
Occidental Petroleum Corp.	825,419	24,415,894
ONEOK Inc.	420,020	24,356,960
Overseas Shipholding Group Inc., Class A(a)	17,582	36,571
Ovintiv Inc.	250,091	8,222,992
Par Pacific Holdings Inc.(a)	40,148	631,127
PBF Energy Inc., Class A(a)	95,866	1,243,382
PDC Energy Inc.	99,044	4,693,695
Peabody Energy Corp.(a)	69,213	1,023,660
PEDEVCO Corp.(a)(b)	1,000	1,480
Penn Virginia Corp.(a)	13,478	359,458
Phillips 66	407,418	28,531,483
PHX Minerals Inc.	50,098	153,300
Pioneer Natural Resources Co.	210,894	35,115,960
PrimeEnergy Resources Corp.(a)	174	10,449
Range Resources Corp.(a)	231,347	5,235,383
Renewable Energy Group Inc.(a)(b)	48,665	2,442,983
REX American Resources Corp.(a)	8,194	654,455
Ring Energy Inc.(a)(b)	92,157	271,863
SandRidge Energy Inc.(a)	17,215	223,967

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
SM Energy Co.	131,543	$3,470,104
Southwestern Energy Co.(a)	580,974	3,218,596
Talos Energy Inc.(a)	23,884	328,883
Targa Resources Corp.	213,816	10,521,885
Tellurian Inc.(a)(b)	380,289	1,486,930
Texas Pacific Land Corp.	5,785	6,996,148
U.S. Energy Corp. Wyoming(a)	571	2,615
Uranium Energy Corp.(a)(b)	255,323	778,735
Valero Energy Corp.	374,092	26,399,672
Vertex Energy Inc.(a)(b)	16,601	86,989
W&T Offshore Inc.(a)(b)	86,471	321,672
Whiting Petroleum Corp.(a)	35,632	2,081,265
Williams Companies Inc. (The)	1,113,991	28,896,927
World Fuel Services Corp.	68,351	2,297,961

		1,018,765,932

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	16,765	642,602
Domtar Corp.(a)	42,522	2,319,150
Glatfelter Corp.	41,034	578,579
Louisiana-Pacific Corp.	89,408	5,486,969
Mercer International Inc.	41,469	480,626
Neenah Inc.	16,600	773,726
Resolute Forest Products Inc.	60,419	718,986
Schweitzer-Mauduit International Inc.	25,982	900,536
Verso Corp., Class A	32,578	675,994

		12,577,168

Personal Products — 0.2%
Beauty Health Co. (The)(a)	75,218	1,953,411
BellRing Brands Inc., Class A(a)	37,029	1,138,642
Coty Inc., Class A(a)	285,174	2,241,468
Cyanotech Corp.(a)	812	2,355
Edgewell Personal Care Co.	50,991	1,850,973
elf Beauty Inc.(a)	53,833	1,563,849
Estee Lauder Companies Inc. (The), Class A	215,583	64,659,809
Herbalife Nutrition Ltd.(a)(b)	101,423	4,298,307
Honest Co. Inc. (The)(a)(b)	46,137	478,902
Inter Parfums Inc.	16,697	1,248,435
LifeMD Inc.(a)(b)	39,009	242,246
Lifevantage Corp.(a)	16,023	108,476
Mannatech Inc.	256	8,366
Medifast Inc.	10,611	2,044,103
Natural Alternatives International Inc.(a)	880	11,862
Natural Health Trends Corp.	8,166	58,550
Nature’s Sunshine Products Inc.	8,404	123,119
Nu Skin Enterprises Inc., Class A	44,749	1,810,992
Revlon Inc., Class A(a)(b)	8,697	87,927
Summer Infant Inc.(a)(b)	887	7,664
United-Guardian Inc.	16,468	233,516
USANA Health Sciences Inc.(a)	10,722	988,568
Veru Inc.(a)(b)	48,376	412,647

		85,574,187

Pharmaceuticals — 3.1%
9 Meters Biopharma Inc.(a)(b)	91,840	119,392
AcelRx Pharmaceuticals Inc.(a)(b)	94,547	96,438
Acer Therapeutics Inc.(a)	368	938
Aclaris Therapeutics Inc.(a)	30,515	549,270
Adamis Pharmaceuticals Corp.(a)(b)	51,419	49,876
Aerie Pharmaceuticals Inc.(a)(b)	39,985	455,829
Aerpio Pharmaceuticals Inc., NVS(b)	132,554	1

Security	Shares	Value

Pharmaceuticals (continued)
Agile Therapeutics Inc.(a)(b)	42,020	$40,385
Alimera Sciences Inc.(a)(b)	10,722	45,569
Amneal Pharmaceuticals Inc.(a)(b)	89,095	475,767
Amphastar Pharmaceuticals Inc.(a)	45,191	859,081
Ampio Pharmaceuticals Inc.(a)(b)	245,331	407,249
ANI Pharmaceuticals Inc.(a)	8,620	282,908
Antares Pharma Inc.(a)	134,641	490,093
Aquestive Therapeutics Inc.(a)(b)	8,793	38,338
Arvinas Inc.(a)	41,539	3,413,675
Assertio Holdings Inc.(a)	29,229	26,482
Atea Pharmaceuticals Inc.(a)	50,170	1,758,960
Athira Pharma Inc.(a)	25,009	234,584
Avalo Therapeutics Inc.(a)	41,234	89,890
Avenue Therapeutics Inc.(a)(b)	6,443	9,600
Axsome Therapeutics Inc.(a)(b)	25,482	839,887
Aytu BioPharma Inc.(a)	22,898	65,946
Baudax Bio Inc.(a)	3,060	1,726
BioDelivery Sciences International Inc.(a)	65,965	238,134
Bristol-Myers Squibb Co.	2,065,537	122,217,824
Cara Therapeutics Inc.(a)	50,182	775,312
Cassava Sciences Inc.(a)(b)	32,003	1,986,746
Catalent Inc.(a)	160,513	21,359,465
cbdMD Inc.(a)(b)	112,308	233,601
Citius Pharmaceuticals Inc.(a)(b)	244,712	496,765
Clearside Biomedical Inc.(a)	34,506	207,036
Collegium Pharmaceutical Inc.(a)	33,075	652,901
Contra Palisade Bio Inc., NVS(b)	97	3
Contra Ritter Pharmace(b)(c)	14,465	978
Corcept Therapeutics Inc.(a)	100,394	1,975,754
CorMedix Inc.(a)(b)	21,636	100,607
Cumberland Pharmaceuticals Inc.(a)	9,254	24,986
Cymabay Therapeutics Inc.(a)(b)	57,754	210,802
Dare Bioscience Inc.(a)	643	1,074
Durect Corp.(a)(b)	129,097	165,244
Elanco Animal Health Inc.(a)(b)	447,371	14,266,661
Eli Lilly & Co.	738,047	170,525,759
Eloxx Pharmaceuticals Inc.(a)(b)	41,858	68,229
Endo International PLC(a)	202,440	655,906
Esperion Therapeutics Inc.(a)(b)	23,762	286,332
Eton Pharmaceuticals Inc.(a)(b)	10,025	50,526
Evofem Biosciences Inc.(a)(b)	122,983	90,835
Evoke Pharma Inc.(a)(b)	68,012	88,416
Evolus Inc.(a)(b)	20,725	157,925
EyeGate Pharmaceuticals Inc.(a)	42	95
Eyenovia Inc.(a)(b)	10,245	50,201
EyePoint Pharmaceuticals Inc.(a)(b)	3,549	36,981
Fulcrum Therapeutics Inc.(a)	28,209	795,776
Harmony Biosciences Holdings Inc.(a)	23,726	909,418
Harrow Health Inc.(a)(b)	59,813	543,700
Hepion Pharmaceuticals Inc.(a)(b)	45,138	69,061
Hoth Therapeutics Inc.(a)	1	1
Innoviva Inc.(a)	76,282	1,274,672
Intra-Cellular Therapies Inc.(a)	67,142	2,503,054
Jaguar Health Inc.(a)(b)	25,732	58,412
Jazz Pharmaceuticals PLC(a)	55,518	7,228,999
Johnson & Johnson	2,438,317	393,788,196
Kala Pharmaceuticals Inc.(a)(b)	53,632	140,516
Kaleido Biosciences Inc.(a)(b)	5,769	31,499
KemPharm Inc.(a)(b)	54,225	505,919
Lannett Co. Inc.(a)(b)	33,718	101,154

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Lipocine Inc.(a)(b)	76,006	$82,847
Liquidia Corp.(a)	32,453	89,570
Marinus Pharmaceuticals Inc.(a)(b)	26,666	303,459
Merck & Co. Inc.	2,353,000	176,733,830
MyMD Pharmaceuticals Inc.(a)	2	14
Nektar Therapeutics(a)(b)	166,978	2,998,925
NGM Biopharmaceuticals Inc.(a)	24,451	513,960
NovaBay Pharmaceuticals Inc.(a)	657	422
Novan Inc.(a)	9,355	76,150
Nuvation Bio Inc.(a)(b)	147,365	1,464,808
Ocular Therapeutix Inc.(a)(b)	74,918	749,180
Ocuphire Pharma Inc.(a)(b)	266	1,370
Odonate Therapeutics Inc.(a)(b)	18,742	54,539
Omeros Corp.(a)(b)	52,237	720,348
Onconova Therapeutics Inc.(a)	3	12
Opiant Pharmaceuticals Inc.(a)	2,506	64,504
Optinose Inc.(a)(b)	60,864	182,592
Organon & Co.	237,733	7,795,265
Osmotica Pharmaceuticals PLC(a)(b)	7,635	22,523
Otonomy Inc.(a)	17,549	33,694
Pacira BioSciences Inc.(a)	42,954	2,405,424
Palisade Bio Inc.(a)	16	42
Paratek Pharmaceuticals Inc.(a)(b)	25,588	124,358
Perrigo Co. PLC	128,389	6,076,651
Pfizer Inc.	5,192,237	223,318,113
Phathom Pharmaceuticals Inc.(a)(b)	10,183	326,874
Phibro Animal Health Corp., Class A	24,918	536,734
Pliant Therapeutics Inc.(a)	19,295	325,700
PLx Pharma Inc.(a)	10,941	211,161
Prestige Consumer Healthcare Inc.(a)	50,501	2,833,611
ProPhase Labs Inc.	123	640
Provention Bio Inc.(a)(b)	47,957	306,925
Pulmatrix Inc.(a)(b)	15	12
Reata Pharmaceuticals Inc., Class A(a)(b)	26,170	2,632,964
Recro Pharma Inc.(a)(b)	9,162	18,874
Relmada Therapeutics Inc.(a)	11,102	290,983
Restorbio Inc.(b)	9,608	10,551
Revance Therapeutics Inc.(a)	59,562	1,659,397
Royalty Pharma PLC, Class A	329,437	11,905,853
Satsuma Pharmaceuticals Inc.(a)(b)	6,022	28,063
scPharmaceuticals Inc.(a)	2,486	16,532
SCYNEXIS Inc.(a)(b)	13,246	70,204
Seelos Therapeutics Inc.(a)	56,978	137,317
Seelos Therapeutics Inc. New(c)	43	23
Sonoma Pharmaceuticals Inc.(a)	609	3,398
Supernus Pharmaceuticals Inc.(a)	50,139	1,337,207
Teligent Inc.(a)	6,372	2,542
TFF Pharmaceuticals Inc.(a)(b)	8,452	65,249
TherapeuticsMD Inc.(a)(b)	232,969	172,723
Theravance Biopharma Inc.(a)	44,838	331,801
Timber Pharmaceuticals Inc.(a)(b)	19	17
Titan Pharmaceuticals Inc.(a)	60	112
Trevi Therapeutics Inc.(a)	5,721	7,838
Tricida Inc.(a)	23,611	109,555
Viatris Inc.	1,138,138	15,421,770
VYNE Therapeutics Inc.(a)	69,143	96,109
WaVe Life Sciences Ltd.(a)	26,725	130,953
Xeris Pharmaceuticals Inc.(a)(b)	51,496	126,165
Zoetis Inc.	440,532	85,524,883
Zogenix Inc.(a)	61,154	928,929

Security	Shares	Value

Pharmaceuticals (continued)
Zynerba Pharmaceuticals Inc.(a)(b)	26,404	$111,953

		1,304,723,581

Professional Services — 0.7%
Acacia Research Corp.(a)	28,010	190,188
Akerna Corp.(a)(b)	11,355	32,021
Alight Inc., Class A(a)(b)	228,413	2,622,181
ASGN Inc.(a)	50,913	5,760,297
Barrett Business Services Inc.	8,153	621,748
BGSF Inc.	22,679	290,064
Booz Allen Hamilton Holding Corp.	123,235	9,778,697
CACI International Inc., Class A(a)	21,675	5,681,018
CBIZ Inc.(a)	42,897	1,387,289
Clarivate PLC(a)	345,827	7,573,611
CoStar Group Inc.(a)	368,720	31,732,043
CRA International Inc.	8,399	834,357
DLH Holdings Corp.(a)	819	10,074
Dun & Bradstreet Holdings Inc.(a)(b)	128,159	2,154,353
Equifax Inc.	111,764	28,323,233
Exponent Inc.	49,958	5,652,748
First Advantage Corp.(a)(b)	37,464	713,689
Forrester Research Inc.(a)	8,544	420,878
Franklin Covey Co.(a)	16,091	656,352
FTI Consulting Inc.(a)(b)	34,670	4,670,049
GEE Group Inc.(a)	802	372
GP Strategies Corp.(a)	16,651	344,676
Heidrick & Struggles International Inc.	16,722	746,303
Hill International Inc.(a)(b)	122,397	253,362
HireQuest Inc.(b)	3,385	65,432
Hudson Global Inc.(a)	1,946	30,941
Huron Consulting Group Inc.(a)	18,175	945,100
ICF International Inc.	16,955	1,513,912
IHS Markit Ltd.	370,528	43,210,975
Insperity Inc.	35,820	3,966,707
Jacobs Engineering Group Inc.	123,361	16,349,033
KBR Inc.	127,463	5,022,042
Kelly Services Inc., Class A, NVS	25,590	483,139
Kforce Inc.	25,721	1,534,001
Korn Ferry	51,019	3,691,735
Legalzoomcom Inc.(a)(b)	23,869	630,142
Leidos Holdings Inc.	132,694	12,755,874
ManpowerGroup Inc.	50,272	5,443,452
ManTech International Corp./VA, Class A	24,570	1,865,354
Mastech Digital Inc.(a)	1,268	21,569
Mistras Group Inc.(a)	16,313	165,740
Nielsen Holdings PLC	336,475	6,456,955
RCM Technologies Inc.(a)	8,760	53,261
Red Violet Inc.(a)	1,041	26,868
Resources Connection Inc.	33,740	532,417
Robert Half International Inc.	101,631	10,196,638
Science Applications International Corp.	50,688	4,336,865
Skillsoft Corp.(a)(b)	83,130	971,790
TransUnion	177,964	19,987,137
TriNet Group Inc.(a)	41,554	3,930,177
TrueBlue Inc.(a)	34,668	938,810
Upwork Inc.(a)	111,607	5,025,663
Verisk Analytics Inc.	149,985	30,037,496
Volt Information Sciences Inc.(a)(b)	8,615	30,583
Willdan Group Inc.(a)(b)	8,159	290,379

		290,959,790

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA(a)	9,017	$89,088
American Realty Investors Inc.(a)	779	10,236
AMREP Corp.(a)	692	10,864
CBRE Group Inc., Class A(a)	311,963	30,372,718
CKX Lands Inc.(a)	229	2,583
Cushman & Wakefield PLC(a)(b)	149,169	2,776,035
Doma Holdings Inc.(a)(b)	162,009	1,198,867
eXp World Holdings Inc.(b)	59,037	2,347,901
Forestar Group Inc.(a)	32,426	604,096
FRP Holdings Inc.(a)(b)	7,743	432,988
Howard Hughes Corp. (The)(a)	41,094	3,608,464
InterGroup Corp. (The)(a)	126	5,776
Jones Lang LaSalle Inc.(a)	45,631	11,320,595
JW Mays Inc.(a)	106	4,056
Kennedy-Wilson Holdings Inc.	125,691	2,629,456
Marcus & Millichap Inc.(a)	24,664	1,001,852
Maui Land & Pineapple Co. Inc.(a)	8,135	84,279
Newmark Group Inc., Class A	148,689	2,127,740
Opendoor Technologies Inc.(a)(b)	370,981	7,616,240
RE/MAX Holdings Inc., Class A	16,580	516,633
Realogy Holdings Corp.(a)	107,359	1,883,077
Redfin Corp.(a)(b)	99,612	4,990,561
RMR Group Inc. (The), Class A	10,447	349,452
St Joe Co. (The)	36,891	1,553,111
Stratus Properties Inc.(a)	7,725	249,054
Tejon Ranch Co.(a)(b)	13,008	231,022
Transcontinental Realty Investors Inc.(a)	269	10,760
Trinity Place Holdings Inc.(a)(b)	143,164	280,601

		76,308,105

Road & Rail — 1.0%
AMERCO	9,380	6,059,761
ArcBest Corp.	24,591	2,010,806
Avis Budget Group Inc.(a)	45,839	5,340,702
Covenant Logistics Group Inc., Class A(a)	9,086	251,228
CSX Corp.	2,095,665	62,325,077
Heartland Express Inc.	42,754	684,919
HyreCar Inc.(a)(b)	14,484	123,114
JB Hunt Transport Services Inc.	78,347	13,101,185
Kansas City Southern	84,116	22,765,154
Knight-Swift Transportation Holdings Inc.	154,261	7,890,450
Landstar System Inc.	35,070	5,534,747
Lyft Inc., Class A(a)	270,084	14,473,802
Marten Transport Ltd.	52,071	816,994
Norfolk Southern Corp.	229,555	54,921,034
Old Dominion Freight Line Inc.	85,773	24,529,363
PAM Transportation Services Inc.(a)	1,346	60,543
Patriot Transportation Holding Inc.	681	8,083
Ryder System Inc.	49,763	4,115,898
Saia Inc.(a)	24,663	5,870,534
Schneider National Inc., Class B	42,463	965,609
TuSimple Holdings Inc., Class A(a)(b)	31,326	1,163,134
Uber Technologies Inc.(a)	1,506,372	67,485,466
Union Pacific Corp.	606,179	118,817,146
Universal Logistics Holdings Inc.	8,251	165,680
USA Truck Inc.(a)(b)	8,322	127,160
Werner Enterprises Inc.	54,164	2,397,840
XPO Logistics Inc.(a)	95,822	7,625,515
Yellow Corp.(a)(b)	39,591	223,689

		429,854,633

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 5.1%
ACM Research Inc., Class A(a)(b)	9,043	$994,730
Advanced Micro Devices Inc.(a)	1,127,513	116,021,088
Aehr Test Systems(a)(b)	16,011	218,550
Allegro MicroSystems Inc.(a)(b)	42,897	1,370,988
Alpha & Omega Semiconductor Ltd.(a)	25,607	803,292
Ambarella Inc.(a)	33,016	5,141,912
Amkor Technology Inc.	99,085	2,472,171
Amtech Systems Inc.(a)	8,597	98,264
Analog Devices Inc.	498,095	83,420,951
Applied Materials Inc.	842,828	108,497,248
Atomera Inc.(a)(b)	16,699	385,580
Axcelis Technologies Inc.(a)	26,346	1,239,052
AXT Inc.(a)(b)	33,577	279,696
Broadcom Inc.	378,428	183,511,090
Brooks Automation Inc.	67,309	6,889,076
CEVA Inc.(a)(b)	17,929	765,030
Cirrus Logic Inc.(a)	48,798	4,018,515
CMC Materials Inc.	27,121	3,342,121
Cohu Inc.(a)	39,186	1,251,601
CVD Equipment Corp.(a)(b)	7,705	35,289
CyberOptics Corp.(a)	8,136	289,479
Diodes Inc.(a)	44,145	3,999,096
DSP Group Inc.(a)	33,801	740,580
eMagin Corp.(a)(b)	17,717	40,040
Enphase Energy Inc.(a)	127,173	19,072,135
Entegris Inc.	127,441	16,044,822
First Solar Inc.(a)	91,916	8,774,301
FormFactor Inc.(a)	70,008	2,613,399
GSI Technology Inc.(a)	17,011	89,818
Ichor Holdings Ltd.(a)	22,089	907,637
Impinj Inc.(a)(b)	10,640	607,863
indie Semiconductor Inc., Class A(a)(b)	84,015	1,034,225
Intel Corp.	3,754,385	200,033,633
inTEST Corp.(a)(b)	8,234	94,526
KLA Corp.	139,850	46,781,223
Kopin Corp.(a)(b)	58,428	299,736
Kulicke & Soffa Industries Inc.	53,630	3,125,556
Lam Research Corp.	132,479	75,400,423
Lattice Semiconductor Corp.(a)	121,404	7,848,769
MACOM Technology Solutions Holdings Inc.(a)	49,546	3,214,049
Marvell Technology Inc.	767,959	46,315,607
MaxLinear Inc.(a)	66,313	3,265,915
Meta Materials Inc.(a)(b)	219,195	1,266,947
Microchip Technology Inc.	253,351	38,886,845
Micron Technology Inc.	1,041,652	73,936,459
MKS Instruments Inc.	54,312	8,196,224
Monolithic Power Systems Inc.	39,753	19,267,484
MoSys Inc.(a)	293	1,456
NeoPhotonics Corp.(a)	39,803	346,684
NVE Corp.	7,564	483,869
NVIDIA Corp.	2,305,631	477,634,518
NXP Semiconductors NV	246,438	48,269,811
ON Semiconductor Corp.(a)	407,458	18,649,353
Onto Innovation Inc.(a)	44,861	3,241,207
PDF Solutions Inc.(a)(b)	25,131	579,018
Photronics Inc.(a)	56,648	772,112
Pixelworks Inc.(a)	25,125	120,098
Power Integrations Inc.	55,768	5,520,474
Qorvo Inc.(a)	103,203	17,254,510
QUALCOMM Inc.	1,048,494	135,234,756

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
QuickLogic Corp.(a)(b)	3,444	$18,460
Rambus Inc.(a)(b)	106,374	2,361,503
Rubicon Technology Inc.(a)	842	8,588
Semtech Corp.(a)	59,038	4,603,193
Silicon Laboratories Inc.(a)	35,452	4,968,952
SiTime Corp.(a)(b)	12,134	2,477,399
Skyworks Solutions Inc.	154,042	25,383,041
SMART Global Holdings Inc.(a)	15,038	669,191
SolarEdge Technologies Inc.(a)(b)	49,411	13,104,785
SunPower Corp.(a)(b)	70,689	1,603,227
Synaptics Inc.(a)	33,801	6,075,054
Teradyne Inc.	154,955	16,916,437
Texas Instruments Inc.	846,847	162,772,462
Trio-Tech International(a)	311	1,312
Ultra Clean Holdings Inc.(a)	35,993	1,533,302
Universal Display Corp.	41,511	7,096,721
Veeco Instruments Inc.(a)(b)	42,277	938,972
Xilinx Inc.	228,283	34,468,450

		2,096,011,950

Software — 9.8%
8x8 Inc.(a)	109,426	2,559,474
A10 Networks Inc.(a)	43,909	591,893
ACI Worldwide Inc.(a)	109,039	3,350,768
Adobe Inc.(a)	439,011	252,747,413
Agilysys Inc.(a)	16,243	850,483
Alarm.com Holdings Inc.(a)	43,384	3,392,195
Altair Engineering Inc., Class A(a)(b)	48,498	3,343,452
Alteryx Inc., Class A(a)(b)	58,939	4,308,441
American Software Inc./GA, Class A	25,155	597,431
Anaplan Inc.(a)	129,971	7,913,934
ANSYS Inc.(a)	81,665	27,802,849
Appfolio Inc., Class A(a)(b)	17,887	2,153,595
Appian Corp.(a)(b)	36,505	3,377,078
AppLovin Corp., Class A(a)	24,420	1,767,275
Aquamed Technologies Inc.	1,090	—
Asana Inc., Class A(a)(b)	72,594	7,538,161
Aspen Technology Inc.(a)	66,369	8,150,113
Asure Software Inc.(a)(b)	6,641	59,835
AudioEye Inc.(a)(b)	2,856	31,502
Autodesk Inc.(a)	204,493	58,315,269
Avalara Inc.(a)(b)	78,751	13,763,312
Avaya Holdings Corp.(a)(b)	62,571	1,238,280
AvePoint Inc.(a)(b)	86,959	738,282
Aware Inc./MA(a)(b)	16,911	69,166
Benefitfocus Inc.(a)	26,179	290,587
Bentley Systems Inc., Class B(b)	170,690	10,350,642
Bill.com Holdings Inc.(a)	82,064	21,906,985
Black Knight Inc.(a)	145,106	10,447,632
Blackbaud Inc.(a)	43,991	3,094,767
Blackline Inc.(a)(b)	52,523	6,200,865
Bottomline Technologies DE Inc.(a)	39,291	1,543,350
Box Inc., Class A(a)	145,249	3,438,044
BSQUARE Corp.(a)	8,752	21,092
BTRS Holdings Inc.(a)	56,292	598,947
C3.ai Inc., Class A(a)(b)	65,035	3,013,722
Cadence Design Systems Inc.(a)	255,878	38,750,164
CCC Intelligent Solutions Holdings Inc.(a)(b)	75,877	797,467
CDK Global Inc.	116,591	4,960,947
Cerence Inc.(a)(b)	34,556	3,321,177
Ceridian HCM Holding Inc.(a)	123,739	13,935,486

Security	Shares	Value

Software (continued)
ChannelAdvisor Corp.(a)	24,477	$617,555
Citrix Systems Inc.	117,401	12,605,345
Cleanspark Inc.(a)(b)	42,092	487,846
Clear Secure Inc., Class A(a)	19,416	797,027
Cloudera Inc.(a)	225,913	3,607,831
CommVault Systems Inc.(a)	39,207	2,952,679
Confluent Inc., Class A(a)(b)	25,631	1,528,889
Cornerstone OnDemand Inc.(a)	51,186	2,930,910
Coupa Software Inc.(a)	67,846	14,870,486
Crowdstrike Holdings Inc., Class A(a)	186,625	45,868,693
Datadog Inc., Class A(a)	222,814	31,494,759
Datto Holding Corp.(a)(b)	26,440	631,916
Digimarc Corp.(a)(b)	11,366	391,445
Digital Turbine Inc.(a)(b)	83,538	5,743,238
DocuSign Inc.(a)	182,505	46,982,262
Dolby Laboratories Inc., Class A	60,577	5,330,776
Domo Inc., Class B(a)	27,657	2,335,357
Dropbox Inc., Class A(a)	278,539	8,138,910
Duck Creek Technologies Inc.(a)(b)	69,768	3,086,536
Dynatrace Inc.(a)	187,698	13,320,927
E2open Parent Holdings Inc.(a)	187,417	2,117,812
Ebix Inc.	25,105	676,078
eGain Corp.(a)(b)	16,875	172,125
Elastic NV(a)	68,130	10,150,689
Envestnet Inc.(a)(b)	48,705	3,908,089
Everbridge Inc.(a)(b)	33,647	5,082,043
Evolving Systems Inc.(a)(b)	8,542	18,365
Fair Isaac Corp.(a)	25,503	10,148,409
Faraday Future Intelligent Electric Inc.(a)(b)	159,801	1,508,521
Five9 Inc.(a)	62,686	10,013,462
Fortinet Inc.(a)	125,690	36,706,508
GSE Systems Inc.(a)(b)	9,143	13,532
GTY Technology Holdings Inc.(a)(b)	22,001	165,448
Guidewire Software Inc.(a)(b)	79,175	9,411,532
HubSpot Inc.(a)(b)	41,705	28,196,333
Intelligent Systems Corp.(a)	7,594	308,392
InterDigital Inc.	33,271	2,256,439
Intrusion Inc.(a)	30,531	123,956
Intuit Inc.	251,062	135,450,460
Inuvo Inc.(a)(b)	17,813	12,467
Issuer Direct Corp.(a)	318	8,316
J2 Global Inc.(a)	42,754	5,841,052
Jamf Holding Corp.(a)(b)	39,422	1,518,535
Kaspien Holdings Inc.(a)	364	5,915
Latch Inc.(a)(b)	84,038	947,108
LivePerson Inc.(a)(b)	53,802	3,171,628
LivePerson Inc.	87,126	260,507
Mandiant Inc.	230,803	4,108,293
Manhattan Associates Inc.(a)	60,718	9,291,676
Marathon Digital Holdings Inc.(a)(b)	85,746	2,707,859
Marin Software Inc.(a)	1,625	14,820
Matterport Inc.(a)(b)	170,912	3,231,946
McAfee Corp., Class A	47,132	1,042,089
Medallia Inc.(a)	108,831	3,686,106
Microsoft Corp.	6,951,698	1,959,822,700
MicroStrategy Inc., Class A(a)(b)	6,993	4,044,751
Mimecast Ltd.(a)	54,070	3,438,852
Mitek Systems Inc.(a)(b)	61,114	1,130,609
Model N Inc.(a)(b)	20,389	683,032
Momentive Global Inc.(a)	113,018	2,215,153

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
N-Able Inc.(a)(b)	94,114	$1,167,955
nCino Inc.(a)(b)	52,326	3,716,716
NCR Corp.(a)(b)	125,546	4,866,163
Net Element Inc.(a)	51	420
NetSol Technologies Inc.(a)(b)	8,530	39,067
New Relic Inc.(a)	52,335	3,756,083
NortonLifeLock Inc.	555,196	14,046,459
Nuance Communications Inc.(a)	260,689	14,348,323
Nutanix Inc., Class A(a)	196,940	7,424,638
NXT-ID Inc.(a)	250	104
Oblong Inc.(a)(b)	1,121	2,343
Olo Inc., Class A(a)(b)	22,134	664,684
ON24 Inc.(a)(b)	14,782	294,753
OneSpan Inc.(a)	26,539	498,402
Oracle Corp.	1,516,589	132,140,400
Pagerduty Inc.(a)(b)	71,290	2,952,832
Palantir Technologies Inc., Class A(a)	1,457,005	35,026,400
Palo Alto Networks Inc.(a)(b)	89,893	43,058,747
Park City Group Inc.(a)(b)	15,994	87,167
Paycom Software Inc.(a)	45,519	22,566,044
Paycor HCM Inc.(a)(b)	27,733	975,092
Paylocity Holding Corp.(a)(b)	36,462	10,223,945
Pegasystems Inc.	40,025	5,087,178
Phunware Inc.(a)(b)	23,253	21,597
Ping Identity Holding Corp.(a)	31,331	769,803
Progress Software Corp.	42,973	2,113,842
PROS Holdings Inc.(a)	33,093	1,174,140
PTC Inc.(a)	101,553	12,165,034
Q2 Holdings Inc.(a)(b)	48,499	3,886,710
QAD Inc., Class A	8,445	738,009
QAD Inc., Class B	488	42,529
Qualtrics International Inc., Class A(a)(b)	66,726	2,851,869
Qualys Inc.(a)(b)	33,586	3,737,786
Qumu Corp.(a)(b)	9,074	22,504
Rapid7 Inc.(a)(b)	50,674	5,727,175
RealNetworks Inc.(a)(b)	37,624	59,822
Rekor Systems Inc.(a)(b)	51,433	590,965
Rimini Street Inc.(a)	16,119	155,548
RingCentral Inc., Class A(a)	76,488	16,636,140
Riot Blockchain Inc.(a)(b)	72,618	1,866,283
SailPoint Technologies Holdings Inc.(a)(b)	87,138	3,736,477
salesforce.com Inc.(a)	898,910	243,802,370
Seachange International Inc.(a)(b)	30,076	31,881
SecureWorks Corp., Class A(a)	8,578	170,531
SentinelOne Inc., Class A(a)	33,861	1,813,934
ServiceNow Inc.(a)	182,414	113,510,760
ShotSpotter Inc.(a)(b)	7,405	269,320
Smartsheet Inc., Class A(a)	120,769	8,311,323
Smith Micro Software Inc.(a)(b)	14,599	70,659
Splunk Inc.(a)(b)	153,345	22,190,555
Sprout Social Inc., Class A(a)	41,901	5,109,827
SPS Commerce Inc.(a)	33,556	5,412,918
SRAX Inc.(a)(b)	10,968	58,569
SS&C Technologies Holdings Inc.	208,278	14,454,493
Sumo Logic Inc.(a)	79,395	1,279,847
Synchronoss Technologies Inc.(a)(b)	55,070	132,168
Synopsys Inc.(a)	141,836	42,467,117
Telos Corp.(a)	55,440	1,575,605
Tenable Holdings Inc.(a)	84,210	3,885,449
Teradata Corp.(a)	93,822	5,380,692

Security	Shares	Value

Software (continued)
Trade Desk Inc. (The), Class A(a)(b)	405,798	$28,527,599
Tyler Technologies Inc.(a)	37,333	17,122,780
UiPath Inc., Class A(a)(b)	237,787	12,509,974
Unity Software Inc.(a)(b)	147,034	18,563,043
Upland Software Inc.(a)	19,222	642,784
Varonis Systems Inc.(a)	105,094	6,394,970
Verb Technology Co. Inc.(a)(b)	17,629	33,848
Verint Systems Inc.(a)(b)	59,771	2,677,143
Veritone Inc.(a)(b)	22,072	527,300
Vertex Inc., Class A(a)	27,765	533,643
Viant Technology Inc., Class A(a)	16,337	199,638
VirnetX Holding Corp.(a)(b)	47,520	186,278
VMware Inc., Class A(a)(b)	75,296	11,196,515
Vonage Holdings Corp.(a)	263,481	4,247,314
WM Technology Inc.(a)(b)	60,282	874,089
Wolfspeed Inc.	107,737	8,697,608
Workday Inc., Class A(a)	177,163	44,271,262
Workiva Inc.(a)(b)	42,139	5,939,913
Xperi Holding Corp.	99,778	1,879,818
Yext Inc.(a)	105,644	1,270,897
Zendesk Inc.(a)	112,434	13,086,193
Zix Corp.(a)	54,637	386,284
Zoom Video Communications Inc., Class A(a)(b)	199,870	52,266,005
Zscaler Inc.(a)	72,606	19,038,745
Zuora Inc., Class A(a)	123,327	2,044,762

		4,076,953,640

Specialty Retail — 2.3%
Aaron’s Co. Inc. (The)	32,302	889,597
Abercrombie & Fitch Co., Class A(a)	57,155	2,150,743
Academy Sports & Outdoors Inc.(a)	67,631	2,706,593
Advance Auto Parts Inc.	59,675	12,465,511
American Eagle Outfitters Inc.	129,598	3,343,628
America’s Car-Mart Inc./TX(a)	9,065	1,058,611
Arko Corp.(a)(b)	79,530	803,253
Asbury Automotive Group Inc.(a)	17,044	3,353,237
AutoNation Inc.(a)	40,608	4,944,430
AutoZone Inc.(a)	20,030	34,010,740
Barnes & Noble Education Inc.(a)	35,192	351,568
Bath & Body Works Inc.	250,286	15,775,527
Bed Bath & Beyond Inc.(a)	95,330	1,646,826
Best Buy Co. Inc.	208,361	22,025,841
Big 5 Sporting Goods Corp.	15,159	349,263
Boot Barn Holdings Inc.(a)	23,436	2,082,757
Buckle Inc. (The)	23,850	944,222
Build-A-Bear Workshop Inc., Class A(a)(b)	33,709	571,030
Burlington Stores Inc.(a)	60,784	17,236,519
Caleres Inc.	43,166	959,149
Camping World Holdings Inc., Class A	36,833	1,431,699
CarLotz Inc.(a)(b)	94,714	360,860
CarMax Inc.(a)(b)	152,534	19,518,251
Carvana Co.(a)	78,527	23,679,032
Cato Corp. (The), Class A	34,032	562,889
Chico’s FAS Inc.(a)	124,212	557,712
Children’s Place Inc. (The)(a)	17,182	1,293,117
Citi Trends Inc.(a)	7,814	570,109
Conn’s Inc.(a)	25,106	573,170
Container Store Group Inc. (The)(a)	19,193	182,717
Designer Brands Inc. , Class A(a)	65,049	906,133
Dick’s Sporting Goods Inc.	59,352	7,108,589
EVgo Inc.(a)(b)	110,642	901,732

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Express Inc.(a)	70,057	$330,669
Five Below Inc.(a)	51,281	9,066,994
Floor & Decor Holdings Inc., Class A(a)	98,893	11,945,285
Foot Locker Inc.	90,244	4,120,541
GameStop Corp., Class A(a)(b)	57,845	10,150,062
Gap Inc. (The)	203,660	4,623,082
Genesco Inc.(a)	18,770	1,083,592
Group 1 Automotive Inc.	17,481	3,284,330
GrowGeneration Corp.(a)(b)	59,567	1,469,518
Guess? Inc.	44,416	933,180
Haverty Furniture Companies Inc.	17,105	576,610
Hibbett Inc.	9,793	692,757
Home Depot Inc. (The)	982,979	322,672,687
J Jill Inc.(a)	2,727	47,395
Kirkland’s Inc.(a)(b)	16,208	311,356
Lazydays Holdings Inc.(a)	3,257	69,504
Leslie’s Inc.(a)(b)	115,187	2,365,941
Lithia Motors Inc.	27,504	8,719,868
Lowe’s Companies Inc.	652,650	132,396,579
Lumber Liquidators Holdings Inc.(a)	25,243	471,539
MarineMax Inc.(a)(b)	18,275	886,703
Monro Inc.	32,917	1,893,057
Murphy USA Inc.	20,144	3,369,285
National Vision Holdings Inc.(a)	75,652	4,294,764
O’Reilly Automotive Inc.(a)	62,224	38,022,597
ODP Corp. (The)(a)	50,156	2,014,265
OneWater Marine Inc., Class A	18,235	733,229
Party City Holdco Inc.(a)(b)	145,046	1,029,827
Penske Automotive Group Inc.	25,023	2,517,314
Petco Health & Wellness Co. Inc.(a)(b)	82,781	1,746,679
Recycling Asset Holdings Inc.(b)(c)	7,042	246
Rent-A-Center Inc./TX	49,365	2,774,807
RH(a)	16,277	10,855,294
Ross Stores Inc.	333,862	36,340,879
Sally Beauty Holdings Inc.(a)(b)	129,539	2,182,732
Shift Technologies Inc.(a)(b)	87,082	604,349
Shoe Carnival Inc.	16,310	528,770
Signet Jewelers Ltd.	49,597	3,916,179
Sleep Number Corp.(a)(b)	22,580	2,110,778
Sonic Automotive Inc., Class A	25,536	1,341,661
Sportsman’s Warehouse Holdings Inc.(a)	35,201	619,538
Tilly’s Inc., Class A	15,779	221,064
TJX Companies Inc. (The)	1,115,494	73,600,294
Tractor Supply Co.	104,172	21,106,289
TravelCenters of America Inc.(a)	20,906	1,040,910
Ulta Beauty Inc.(a)	50,564	18,249,559
Urban Outfitters Inc.(a)	57,431	1,705,126
Victoria’s Secret & Co.(a)	69,283	3,828,579
Vroom Inc.(a)(b)	118,185	2,608,343
Williams-Sonoma Inc.	69,668	12,354,226
Winmark Corp.	3,469	745,939
Xcel Brands Inc.(a)	315	469
Zumiez Inc.(a)(b)	25,738	1,023,343

		954,913,638

Technology Hardware, Storage & Peripherals — 5.3%
3D Systems Corp.(a)	115,711	3,190,152
Apple Inc.	14,533,416	2,056,478,364
AstroNova Inc.(a)	7,666	115,373
Avid Technology Inc.(a)	48,432	1,400,653
Corsair Gaming Inc.(a)(b)	19,573	507,528

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Dell Technologies Inc., Class C(a)	258,054	$26,847,938
Diebold Nixdorf Inc.(a)(b)	76,511	773,526
Eastman Kodak Co.(a)	51,224	348,835
Hewlett Packard Enterprise Co.	1,245,048	17,741,934
HP Inc.	1,126,207	30,813,024
Immersion Corp.(a)(b)	25,440	174,010
Intevac Inc.(a)	17,612	84,185
NetApp Inc.	212,219	19,048,778
One Stop Systems Inc.(a)(b)	9,356	47,061
Pure Storage Inc., Class A(a)	234,171	5,891,742
Quantum Corp.(a)	76,896	398,321
Seagate Technology Holdings PLC	198,940	16,416,529
Super Micro Computer Inc.(a)	35,663	1,304,196
TransAct Technologies Inc.(a)	8,304	115,426
Turtle Beach Corp.(a)(b)	28,056	780,518
Western Digital Corp.(a)	285,155	16,094,148
Xerox Holdings Corp.	109,994	2,218,579

		2,200,790,820

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	142,031	6,875,721
Carter’s Inc.	37,396	3,636,387
Charles & Colvard Ltd.(a)	25,183	75,045
Columbia Sportswear Co.	34,585	3,314,626
Crocs Inc.(a)	57,998	8,321,553
Crown Crafts Inc.	8,471	62,685
Culp Inc.	13	167
Deckers Outdoor Corp.(a)	26,180	9,430,036
Delta Apparel Inc.(a)	7,848	214,329
Forward Industries Inc.(a)	9,082	21,706
Fossil Group Inc.(a)(b)	52,718	624,708
G-III Apparel Group Ltd.(a)(b)	34,409	973,775
Hanesbrands Inc.	338,488	5,808,454
Jerash Holdings U.S. Inc.(b)	1,955	13,138
Kontoor Brands Inc.	43,197	2,157,690
Lakeland Industries Inc.(a)(b)	7,817	164,157
Levi Strauss & Co., Class A	75,257	1,844,549
Lululemon Athletica Inc.(a)	110,024	44,526,713
Movado Group Inc.	11,106	349,728
Nike Inc., Class B	1,180,316	171,417,293
Oxford Industries Inc.	16,238	1,464,180
PLBY Group Inc.(a)(b)	21,854	515,099
PVH Corp.(a)(b)	69,619	7,156,137
Ralph Lauren Corp.	43,447	4,824,355
Rocky Brands Inc.	8,222	391,449
Skechers U.S.A. Inc., Class A(a)	128,442	5,409,977
Steven Madden Ltd.	76,023	3,053,084
Superior Group of Companies Inc.	8,281	192,865
Tapestry Inc.	254,621	9,426,069
Under Armour Inc., Class A(a)	177,468	3,581,304
Under Armour Inc., Class C, NVS(a)	183,386	3,212,923
Unifi Inc.(a)	16,109	353,270
Vera Bradley Inc.(a)	17,182	161,683
VF Corp.	302,125	20,239,354
Vince Holding Corp.(a)	896	7,396
Wolverine World Wide Inc.	77,478	2,311,944

		322,133,549

Thrifts & Mortgage Finance — 0.1%
1895 Bancorp of Wisconsin Inc.(a)	2,115	23,096
Axos Financial Inc.(a)	44,062	2,270,955

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Blue Foundry Bancorp(a)(b)	60,859	$839,246
Bridgewater Bancshares Inc.(a)(b)	19,664	344,317
Broadway Financial Corp./DE(a)	7,649	25,395
Capitol Federal Financial Inc.	133,041	1,528,641
CBM Bancorp Inc.	3,321	53,867
CF Bankshares Inc.(b)	1,726	35,297
Columbia Financial Inc.(a)	48,627	899,600
Elmira Savings Bank	668	8,891
ESSA Bancorp. Inc.	8,459	140,419
Essent Group Ltd.	95,867	4,219,107
Federal Agricultural Mortgage Corp., Class C, NVS	8,472	919,381
FFBW Inc.(a)	2,417	28,666
First Seacoast Bancorp.(a)	2,148	21,007
Flagstar Bancorp. Inc.	43,474	2,207,610
FS Bancorp. Inc.	2,608	90,263
Greene County Bancorp. Inc.	636	23,106
Guaranty Federal Bancshares Inc.	825	19,916
Hingham Institution For Savings (The)	2,978	1,002,693
HMN Financial Inc.(a)	848	19,818
Home Bancorp. Inc.	7,679	297,024
Home Federal Bancorp. Inc./LA	506	9,609
HomeStreet Inc.	11,774	484,500
HV Bancorp Inc.(a)	1,371	30,093
IF Bancorp. Inc.	697	15,801
Impac Mortgage Holdings Inc.(a)	8,246	11,627
Income Opportunity Realty Investors Inc.(a)	108	1,203
Kearny Financial Corp./MD	75,619	939,944
Kentucky First Federal Bancorp	844	6,026
Lake Shore Bancorp. Inc.	652	9,773
Magyar Bancorp Inc.(a)(b)	871	9,851
Merchants Bancorp./IN	19,177	756,916
Meridian Bancorp. Inc.	42,948	891,600
Meta Financial Group Inc.	29,064	1,525,279
MGIC Investment Corp.	334,456	5,003,462
Mid-Southern Bancorp Inc.	2,439	37,073
Mr Cooper Group Inc.(a)	94,286	3,881,755
New York Community Bancorp. Inc.	457,886	5,892,993
NMI Holdings Inc., Class A(a)(b)	74,163	1,676,825
Northfield Bancorp. Inc.	30,763	527,893
Northwest Bancshares Inc.	93,733	1,244,774
Oconee Federal Financial Corp.	212	4,918
Ocwen Financial Corp.(a)	8,227	231,426
PCSB Financial Corp.	26,486	488,402
PennyMac Financial Services Inc.	27,296	1,668,604
Premier Financial Corp.	33,021	1,051,389
Provident Bancorp. Inc.	18,785	300,936
Provident Financial Holdings Inc.	7,831	133,753
Provident Financial Services Inc.	61,828	1,451,103
Prudential Bancorp. Inc.	8,282	126,383
Radian Group Inc.	154,202	3,503,469
Rhinebeck Bancorp Inc.(a)	3,407	37,136
Riverview Bancorp. Inc.	17,755	129,079
Rocket Companies Inc., Class A	137,372	2,203,447
Security National Financial Corp., Class A(a)	10,965	90,242
Severn Bancorp. Inc.	8,342	104,442
Southern Missouri Bancorp. Inc.	7,671	344,351
Sterling Bancorp Inc./MI(a)	56,587	291,989
Territorial Bancorp. Inc.	15,900	403,542
TFS Financial Corp.	59,272	1,129,724
Timberland Bancorp. Inc./WA	7,813	226,186

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
TrustCo Bank Corp. NY	10,149	$324,464
UWM Holdings Corp.	85,935	597,248
Walker & Dunlop Inc.	25,947	2,944,984
Washington Federal Inc.	74,429	2,553,659
Waterstone Financial Inc.	25,098	514,258
Western New England Bancorp. Inc.	27,756	236,759
WSFS Financial Corp.	47,861	2,455,748
WVS Financial Corp.	222	3,543

		61,526,496

Tobacco — 0.5%
22nd Century Group Inc.(a)(b)	102,726	304,069
Altria Group Inc.	1,710,595	77,866,284
Philip Morris International Inc.	1,439,225	136,424,138
Turning Point Brands Inc.	11,476	547,979
Universal Corp./VA	23,837	1,152,042
Vector Group Ltd.	116,092	1,480,173

		217,774,685

Trading Companies & Distributors — 0.3%
Air Lease Corp.	100,737	3,962,994
Applied Industrial Technologies Inc.	33,674	3,035,038
Beacon Roofing Supply Inc.(a)(b)	44,585	2,129,380
BlueLinx Holdings Inc.(a)(b)	8,135	397,639
Boise Cascade Co.	33,965	1,833,431
CAI International Inc.	16,695	933,417
Core & Main Inc., Class A(a)(b)	33,107	867,734
Custom Truck One Source Inc.(a)(b)	91,804	856,531
DXP Enterprises Inc./TX(a)	9,207	272,251
EVI Industries Inc.(a)(b)	7,536	204,979
Fastenal Co.	537,120	27,720,763
GATX Corp.	33,869	3,033,308
Global Industrial Co.	11,545	437,440
GMS Inc.(a)	42,168	1,846,958
H&E Equipment Services Inc.	26,089	905,549
Herc Holdings Inc.(a)	20,523	3,354,690
Hudson Technologies Inc.(a)(b)	25,487	89,969
Huttig Building Products Inc.(a)	16,604	88,333
India Globalization Capital Inc.(a)(b)	32,794	48,535
Lawson Products Inc./DE(a)(b)	7,724	386,277
McGrath RentCorp	25,838	1,859,044
MRC Global Inc.(a)	92,635	679,941
MSC Industrial Direct Co. Inc., Class A	42,585	3,414,891
NOW Inc.(a)	100,656	770,018
Rush Enterprises Inc., Class A	37,218	1,680,765
Rush Enterprises Inc., Class B	13,309	609,153
SiteOne Landscape Supply Inc.(a)	42,476	8,472,688
Titan Machinery Inc.(a)	16,710	432,956
Transcat Inc.(a)	8,172	526,931
Triton International Ltd.	58,242	3,030,914
United Rentals Inc.(a)	66,446	23,317,895
Univar Solutions Inc.(a)	167,290	3,984,848
Veritiv Corp.(a)	9,448	846,163
Watsco Inc.	31,380	8,303,776
WESCO International Inc.(a)(b)	44,463	5,127,473
Willis Lease Finance Corp.(a)	7,676	285,470
WW Grainger Inc.	40,824	16,046,281

		131,794,423

Water Utilities — 0.1%
American States Water Co.	34,656	2,963,781
American Water Works Co. Inc.	168,264	28,443,347

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par	Value

Water Utilities (continued)
Artesian Resources Corp., Class A, NVS	8,234	$314,292
Cadiz Inc.(a)(b)	25,699	180,921
California Water Service Group	48,470	2,856,337
Essential Utilities Inc.	216,242	9,964,431
Middlesex Water Co.	16,133	1,658,150
Pure Cycle Corp.(a)	17,442	232,153
SJW Group	26,042	1,720,334
York Water Co. (The)	10,296	449,729

		48,783,475

Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)(b)	42,416	733,797
Shenandoah Telecommunications Co.	44,772	1,413,900
Spok Holdings Inc.	15,778	161,251
T-Mobile U.S. Inc.(a)	543,518	69,439,860
Telephone and Data Systems Inc.	99,157	1,933,561
U.S. Cellular Corp.(a)	11,459	365,427

		74,047,796

Total Common Stocks — 99.8% (Cost: $28,420,700,582)		41,392,320,552

Rights

Real Estate Management & Development — 0.0%
Capital Senior Living Corp., (Expires 10/18/21)(a)	1,488	4,791

Total Rights — 0.0% (Cost: $0)		4,791

Warrants

Pharmaceuticals — 0.0%
Salarius Pharmaceuticals Inc., (Expires 01/20/25)(a)(b)	19,965	0	(d)

Total Warrants — 0.0% (Cost: $0)		0	(d)

Corporate Bonds & Notes

Capital Markets — 0.0%
GAMCO Investors Inc., 4.00%, 06/15/23(g)	14,000	13,931

Total Corporate Bonds & Notes — 0.0% (Cost: $14,000)		13,931

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(h)(i)	898,730,651	$899,180,017
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(h)	58,440,000	58,440,000

		957,620,017

Total Short-Term Investments — 2.3% (Cost: $957,224,802)		957,620,017

Total Investments in Securities — 102.1% (Cost: $29,377,939,384)		42,349,959,291

Other Assets, Less Liabilities — (2.1)%		(868,094,487)

Net Assets — 100.0%		$41,481,864,804

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$669,664,975	$229,580,668	(a)	$—	$(21,363)	$(44,263)	$899,180,017	898,730,651	$2,228,279	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	31,500,000	26,940,000	(a)	—	—	—	58,440,000	58,440,000	2,849		—
BlackRock Inc.	93,431,477	9,641,659		(2,164,118)	1,255,896	9,156,298	111,321,212	132,737	1,067,993		—

					$1,234,533	$9,112,035	$1,068,941,229		$3,299,121		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 400 E-Mini Index	27	12/17/21	$7,110	$(182,507)
S&P 500 E-Mini Index	342	12/17/21	73,491	(2,832,800)

				$(3,015,307)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,015,307

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$10,767,871

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,457,311)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$72,250,138

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P Total U.S. Stock Market ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$41,391,992,990	$10,554		$317,008	$41,392,320,552
Rights	—	4,791		—	4,791
Warrants	—	0	(a)	—	0	(a)
Corporate Bonds & Notes	—	13,931		—	13,931
Money Market Funds	957,620,017	—		—	957,620,017

	$42,349,613,007	$29,276		$317,008	$42,349,959,291

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(3,015,307)	$—		$—	$(3,015,307)

(a)	Rounds to less than $1.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) September 30, 2021	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Axon Enterprise Inc.(a)	38,217	$6,688,739
Curtiss-Wright Corp.	9,057	1,142,812
L3Harris Technologies Inc.	67,133	14,785,372
Lockheed Martin Corp.	66,228	22,855,283
Mercury Systems Inc.(a)(b)	33,595	1,593,075
TransDigm Group Inc.(a)	18,414	11,500,832

		58,566,113

Air Freight & Logistics — 0.7%
Expeditors International of Washington Inc.	64,879	7,729,035
FedEx Corp.	92,010	20,176,873
GXO Logistics Inc.(a)(b)	29,703	2,329,903
United Parcel Service Inc., Class B	298,138	54,290,930

		84,526,741

Auto Components — 0.2%
Aptiv PLC(a)	105,865	15,770,709
Fox Factory Holding Corp.(a)(b)	24,675	3,566,524
Gentex Corp.	79,952	2,636,817
Visteon Corp.(a)	7,876	743,416

		22,717,466

Automobiles — 3.0%
Tesla Inc.(a)	474,770	368,174,640

Banks — 0.4%
Commerce Bancshares Inc.	29,841	2,079,321
First Financial Bankshares Inc.	48,061	2,208,403
First Republic Bank/CA	54,985	10,605,507
Glacier Bancorp. Inc.	28,065	1,553,398
PacWest Bancorp	19,282	873,860
Signature Bank/New York NY	12,438	3,386,618
SVB Financial Group(a)	34,294	22,184,103
Umpqua Holdings Corp.	55,848	1,130,922

		44,022,132

Beverages — 1.0%
Boston Beer Co. Inc. (The), Class A, NVS(a)	5,388	2,746,533
Brown-Forman Corp., Class B, NVS	53,820	3,606,478
Coca-Cola Co. (The)	795,587	41,744,450
Monster Beverage Corp.(a)(b)	220,100	19,551,483
PepsiCo Inc.	339,430	51,053,666

		118,702,610

Biotechnology — 2.2%
AbbVie Inc.	765,147	82,536,407
Amgen Inc.	166,418	35,388,788
Arrowhead Pharmaceuticals Inc.(a)	60,601	3,783,320
Biogen Inc.(a)	46,300	13,102,437
Emergent BioSolutions Inc.(a)(b)	26,564	1,330,059
Exelixis Inc.(a)	182,954	3,867,648
Halozyme Therapeutics Inc.(a)	83,427	3,393,810
Incyte Corp.(a)	69,156	4,756,550
Moderna Inc.(a)	119,098	45,836,056
Neurocrine Biosciences Inc.(a)	55,233	5,297,397
Regeneron Pharmaceuticals Inc.(a)	61,561	37,255,486
United Therapeutics Corp.(a)	11,010	2,032,226
Vertex Pharmaceuticals Inc.(a)	151,533	27,486,571

		266,066,755

Building Products — 0.5%
Allegion PLC	21,890	2,893,420
Builders FirstSource Inc.(a)(b)	59,158	3,060,835

Security	Shares	Value

Building Products (continued)
Carlisle Companies Inc.	17,633	$3,505,264
Carrier Global Corp.	325,496	16,847,673
Fortune Brands Home & Security Inc.	45,357	4,055,823
Lennox International Inc.	11,777	3,464,440
Masco Corp.	63,744	3,540,979
Simpson Manufacturing Co. Inc.	25,177	2,693,184
Trane Technologies PLC	63,802	11,015,416
Trex Co. Inc.(a)(b)	67,097	6,839,197

		57,916,231

Capital Markets — 2.0%
BlackRock Inc.(c)	58,552	49,105,220
Cboe Global Markets Inc.	31,483	3,899,484
Evercore Inc., Class A	14,644	1,957,464
FactSet Research Systems Inc.	22,068	8,712,005
Federated Hermes Inc.	22,825	741,813
Interactive Brokers Group Inc., Class A	51,199	3,191,746
Intercontinental Exchange Inc.	177,781	20,412,814
MarketAxess Holdings Inc.	22,384	9,416,725
Moody’s Corp.	68,184	24,212,820
MSCI Inc.	48,232	29,341,455
Nasdaq Inc.	44,018	8,496,354
S&P Global Inc.	140,975	59,898,868
SEI Investments Co.	32,053	1,900,743
Stifel Financial Corp.	25,448	1,729,446
T Rowe Price Group Inc.	79,557	15,648,862

		238,665,819

Chemicals — 1.3%
Air Products & Chemicals Inc.	59,481	15,233,679
Albemarle Corp.	68,182	14,929,813
Ashland Global Holdings Inc.	11,576	1,031,653
Chemours Co. (The)	43,649	1,268,440
Dow Inc.	214,333	12,337,008
Ecolab Inc.	66,797	13,935,190
FMC Corp.	75,595	6,921,478
Ingevity Corp.(a)	11,928	851,301
Linde PLC	175,149	51,385,214
NewMarket Corp.	1,642	556,260
RPM International Inc.	47,508	3,688,996
Scotts Miracle-Gro Co. (The)	24,105	3,528,008
Sensient Technologies Corp.	11,989	1,091,958
Sherwin-Williams Co. (The)	97,967	27,404,309
Valvoline Inc.	65,555	2,044,005

		156,207,312

Commercial Services & Supplies — 0.5%
Brink’s Co. (The)	11,080	701,364
Cintas Corp.	33,856	12,887,625
Clean Harbors Inc.(a)	11,690	1,214,240
Copart Inc.(a)	124,802	17,312,534
IAA Inc.(a)	79,292	4,326,965
MSA Safety Inc.	21,363	3,112,589
Rollins Inc.	130,463	4,609,258
Stericycle Inc.(a)	21,057	1,431,244
Tetra Tech Inc.	31,710	4,735,571
Waste Management Inc.	88,558	13,227,023

		63,558,413

Communications Equipment — 0.3%
Arista Networks Inc.(a)	32,826	11,280,327
Ciena Corp.(a)	33,670	1,728,955
F5 Networks Inc.(a)	15,372	3,055,646

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Lumentum Holdings Inc.(a)(b)	44,526	$3,719,702
Motorola Solutions Inc.	44,464	10,329,876

		30,114,506

Construction & Engineering — 0.1%
Quanta Services Inc.	47,495	5,405,881
Valmont Industries Inc.	5,095	1,197,936

		6,603,817

Construction Materials — 0.1%
Eagle Materials Inc.	15,286	2,004,912
Vulcan Materials Co.	32,822	5,552,169

		7,557,081

Consumer Finance — 0.0%
LendingTree Inc.(a)	6,175	863,450
PROG Holdings Inc.	18,328	769,959
SLM Corp.	179,246	3,154,730

		4,788,139

Containers & Packaging — 0.2%
AptarGroup Inc.	23,284	2,778,946
Avery Dennison Corp.	20,663	4,281,580
Ball Corp.	122,087	10,984,168
Sealed Air Corp.	57,984	3,176,943
Silgan Holdings Inc.	19,981	766,471

		21,988,108

Distributors — 0.1%
Pool Corp.	23,408	10,168,669

Diversified Consumer Services — 0.0%
Grand Canyon Education Inc.(a)	10,221	899,039
Service Corp. International	58,974	3,553,773

		4,452,812

Diversified Telecommunication Services — 0.0%
Iridium Communications Inc.(a)	47,173	1,879,844

Electric Utilities — 0.4%
NextEra Energy Inc.	493,905	38,781,421
NRG Energy Inc.	84,973	3,469,447
PNM Resources Inc.	20,531	1,015,874

		43,266,742

Electrical Equipment — 0.5%
AMETEK Inc.	66,479	8,244,061
Emerson Electric Co.	139,783	13,167,559
EnerSys	12,302	915,761
Generac Holdings Inc.(a)	37,061	15,145,719
Hubbell Inc.	19,189	3,466,877
Regal Beloit Corp.	11,969	1,799,419
Rockwell Automation Inc.	37,856	11,131,178
Sunrun Inc.(a)(b)	120,705	5,311,020

		59,181,594

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	217,083	15,896,988
CDW Corp./DE	35,460	6,454,429
Cognex Corp.	102,980	8,261,056
Coherent Inc.(a)	4,900	1,225,441
Corning Inc.	211,345	7,711,979
II-VI Inc.(a)(b)	61,170	3,631,051
IPG Photonics Corp.(a)(b)	9,477	1,501,157
Keysight Technologies Inc.(a)	61,543	10,110,899
Littelfuse Inc.	14,374	3,927,983
National Instruments Corp.	35,864	1,406,945

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	73,056	$10,024,744
Teledyne Technologies Inc.(a)	13,406	5,758,950
Trimble Inc.(a)	147,282	12,113,945
Zebra Technologies Corp., Class A(a)	22,955	11,831,466

		99,857,033

Energy Equipment & Services — 0.0%
ChampionX Corp.(a)	44,934	1,004,724

Entertainment — 1.7%
Activision Blizzard Inc.	268,136	20,751,045
Electronic Arts Inc.	89,702	12,760,110
Netflix Inc.(a)	258,963	158,055,478
Take-Two Interactive Software Inc.(a)	67,833	10,451,030
World Wrestling Entertainment Inc., Class A	15,670	881,594

		202,899,257

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Campus Communities Inc.	31,651	1,533,491
American Tower Corp.	136,053	36,109,827
Camden Property Trust	26,992	3,980,510
CoreSite Realty Corp.	16,143	2,236,451
Crown Castle International Corp.	151,728	26,297,497
CyrusOne Inc.	72,614	5,621,050
Duke Realty Corp.	89,932	4,305,045
EastGroup Properties Inc.	13,532	2,254,837
Equinix Inc.	30,442	24,053,137
Extra Space Storage Inc.	37,424	6,286,858
First Industrial Realty Trust Inc.	38,809	2,021,173
Healthcare Realty Trust Inc.	32,041	954,181
Lamar Advertising Co., Class A	25,486	2,891,387
Life Storage Inc.	23,605	2,708,438
Medical Properties Trust Inc.	135,288	2,715,230
National Storage Affiliates Trust	29,159	1,539,303
PotlatchDeltic Corp.	14,983	772,823
PS Business Parks Inc.	5,441	852,822
Public Storage	38,302	11,379,524
Rayonier Inc.	31,444	1,121,922
Rexford Industrial Realty Inc.	47,633	2,703,173
SBA Communications Corp.	41,898	13,850,222
STORE Capital Corp.	51,569	1,651,755

		157,840,656

Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	8,341	1,571,861
Costco Wholesale Corp.	137,053	61,584,766
Grocery Outlet Holding Corp.(a)	30,034	647,833

		63,804,460

Food Products — 0.2%
Darling Ingredients Inc.(a)	95,571	6,871,555
Flowers Foods Inc.	45,259	1,069,470
Hain Celestial Group Inc. (The)(a)	30,174	1,290,844
Hershey Co. (The)	35,037	5,930,012
Lamb Weston Holdings Inc.	31,927	1,959,360
Lancaster Colony Corp.	6,689	1,129,170
McCormick & Co. Inc./MD, NVS	64,528	5,228,704

		23,479,115

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	611,995	72,294,969
ABIOMED Inc.(a)	26,647	8,674,131
Align Technology Inc.(a)	43,069	28,659,405
Cooper Companies Inc. (The)	11,857	4,900,617

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Danaher Corp.	252,797	$76,961,519
Dexcom Inc.(a)	56,690	31,001,493
Edwards Lifesciences Corp.(a)	208,348	23,587,077
Globus Medical Inc., Class A(a)	44,961	3,444,912
Haemonetics Corp.(a)	16,470	1,162,617
Hill-Rom Holdings Inc.	16,548	2,482,200
Hologic Inc.(a)	106,975	7,895,825
ICU Medical Inc.(a)	5,865	1,368,774
IDEXX Laboratories Inc.(a)	49,866	31,011,665
Integra LifeSciences Holdings Corp.(a)	20,874	1,429,451
Intuitive Surgical Inc.(a)	48,694	48,409,140
Masimo Corp.(a)	29,873	8,086,920
Neogen Corp.(a)	36,844	1,600,135
Penumbra Inc.(a)	19,911	5,306,281
Quidel Corp.(a)(b)	22,105	3,120,121
ResMed Inc.	85,025	22,408,339
STAAR Surgical Co.(a)	27,102	3,483,420
STERIS PLC	32,897	6,720,199
Stryker Corp.	96,393	25,420,762
Tandem Diabetes Care Inc.(a)	22,907	2,734,638
Teleflex Inc.	12,903	4,858,625
West Pharmaceutical Services Inc.	43,298	18,381,733

		445,404,968

Health Care Providers & Services — 1.3%
Acadia Healthcare Co. Inc.(a)	19,939	1,271,709
Amedisys Inc.(a)	19,348	2,884,787
Chemed Corp.	9,354	4,350,732
DaVita Inc.(a)	39,315	4,570,762
Encompass Health Corp.	32,838	2,464,164
HealthEquity Inc.(a)	48,167	3,119,295
Humana Inc.	39,169	15,242,616
LHC Group Inc.(a)(b)	18,802	2,950,222
Molina Healthcare Inc.(a)	18,400	4,992,104
Option Care Health Inc.(a)	40,989	994,393
Progyny Inc.(a)(b)	20,175	1,129,800
R1 RCM Inc.(a)	81,146	1,786,023
UnitedHealth Group Inc.	286,886	112,097,836

		157,854,443

Health Care Technology — 0.0%
Cerner Corp.	74,497	5,253,528

Hotels, Restaurants & Leisure — 1.7%
Booking Holdings Inc.(a)	9,129	21,671,059
Boyd Gaming Corp.(a)	25,576	1,617,938
Caesars Entertainment Inc.(a)(b)	72,559	8,146,925
Chipotle Mexican Grill Inc.(a)	16,468	29,930,919
Choice Hotels International Inc.	10,195	1,288,342
Churchill Downs Inc.	20,429	4,904,594
Domino’s Pizza Inc.	21,601	10,302,813
Expedia Group Inc.(a)	30,156	4,942,568
Hilton Worldwide Holdings Inc.(a)	60,541	7,998,072
Jack in the Box Inc.	13,403	1,304,514
McDonald’s Corp.	174,577	42,092,260
Papa John’s International Inc.	19,431	2,467,543
Penn National Gaming Inc.(a)(b)	55,138	3,995,299
Scientific Games Corp./DE, Class A(a)(b)	28,705	2,384,524
Six Flags Entertainment Corp.(a)	16,947	720,248
Starbucks Corp.	399,740	44,095,319
Texas Roadhouse Inc.	40,929	3,738,046
Travel + Leisure Co.	20,096	1,095,835

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wendy’s Co. (The)	105,718	$2,291,966
Wingstop Inc.	17,229	2,824,350
Wyndham Hotels & Resorts Inc.	29,672	2,290,382
Yum! Brands Inc.	74,512	9,113,563

		209,217,079

Household Durables — 0.3%
DR Horton Inc.	114,417	9,607,596
Garmin Ltd.	49,262	7,658,271
Helen of Troy Ltd.(a)(b)	14,375	3,229,775
PulteGroup Inc.	77,581	3,562,520
Tempur Sealy International Inc.	115,176	5,345,318
Toll Brothers Inc.	29,798	1,647,531
TopBuild Corp.(a)(b)	19,245	3,941,568

		34,992,579

Household Products — 1.2%
Church & Dwight Co. Inc.	96,790	7,991,950
Clorox Co. (The)	48,228	7,987,039
Colgate-Palmolive Co.	257,010	19,424,816
Energizer Holdings Inc.	16,144	630,423
Kimberly-Clark Corp.	75,451	9,992,731
Procter & Gamble Co. (The)	681,743	95,307,671

		141,334,630

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	149,051	3,402,834

Industrial Conglomerates — 0.1%
Roper Technologies Inc.	33,395	14,898,511

Insurance — 0.7%
Aon PLC, Class A	68,805	19,662,405
Arthur J Gallagher & Co.	51,866	7,709,881
Brighthouse Financial Inc.(a)	50,286	2,274,436
Brown & Brown Inc.	136,713	7,580,736
Kinsale Capital Group Inc.	12,546	2,028,688
Marsh & McLennan Companies Inc.	145,504	22,033,671
Primerica Inc.	22,923	3,521,660
Progressive Corp. (The)	219,963	19,882,456
RenaissanceRe Holdings Ltd.	15,740	2,194,156
RLI Corp.	13,664	1,370,089

		88,258,178

Interactive Media & Services — 11.8%
Alphabet Inc., Class A(a)	176,164	470,977,977
Alphabet Inc., Class C, NVS(a)	164,854	439,387,015
Facebook Inc., Class A(a)	1,394,780	473,374,384
Match Group Inc.(a)(b)	115,199	18,085,091
TripAdvisor Inc.(a)	20,983	710,275
Twitter Inc.(a)	466,570	28,176,162
Yelp Inc.(a)	20,921	779,098

		1,431,490,002

Internet & Direct Marketing Retail — 7.2%
Amazon.com Inc.(a)	254,838	837,153,023
eBay Inc.	381,012	26,545,106
Etsy Inc.(a)(b)	74,355	15,462,866

		879,160,995

IT Services — 5.1%
Accenture PLC, Class A	207,773	66,470,738
Akamai Technologies Inc.(a)	61,442	6,426,219
Automatic Data Processing Inc.	119,031	23,796,678
Broadridge Financial Solutions Inc.	34,088	5,680,424

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Cognizant Technology Solutions Corp., Class A	157,115	$11,659,504
Concentrix Corp.(a)	11,662	2,064,174
Fiserv Inc.(a)	236,895	25,703,107
FleetCor Technologies Inc.(a)	20,662	5,398,361
Gartner Inc.(a)	25,986	7,896,626
Genpact Ltd.	62,757	2,981,585
Jack Henry & Associates Inc.	20,901	3,429,018
LiveRamp Holdings Inc.(a)	20,728	978,983
Mastercard Inc., Class A	346,607	120,508,322
Maximus Inc.	22,465	1,869,088
Paychex Inc.	100,000	11,245,000
PayPal Holdings Inc.(a)	687,515	178,898,278
Sabre Corp.(a)	67,352	797,448
VeriSign Inc.(a)	23,773	4,873,703
Visa Inc., Class A	592,468	131,972,247
WEX Inc.(a)(b)	15,091	2,658,129

		615,307,632

Leisure Products — 0.1%
Brunswick Corp./DE	25,412	2,421,001
Callaway Golf Co.(a)	39,734	1,097,851
Mattel Inc.(a)	205,247	3,809,384
Polaris Inc.	16,077	1,923,774
YETI Holdings Inc.(a)	51,254	4,391,955

		13,643,965

Life Sciences Tools & Services — 2.2%
Agilent Technologies Inc.	128,229	20,199,914
Bio-Rad Laboratories Inc., Class A(a)	12,532	9,348,245
Bio-Techne Corp.	22,771	11,034,143
Charles River Laboratories International Inc.(a)	29,551	12,194,811
Illumina Inc.(a)	42,798	17,359,297
IQVIA Holdings Inc.(a)	71,740	17,184,600
Medpace Holdings Inc.(a)	16,402	3,104,571
Mettler-Toledo International Inc.(a)	13,551	18,664,605
PerkinElmer Inc.	65,359	11,326,061
Repligen Corp.(a)	29,821	8,617,971
Syneos Health Inc.(a)	59,594	5,213,283
Thermo Fisher Scientific Inc.	230,190	131,514,453
Waters Corp.(a)	19,780	7,067,394

		272,829,348

Machinery — 1.3%
AGCO Corp.	15,209	1,863,559
Caterpillar Inc.	150,163	28,826,791
Cummins Inc.	36,193	8,127,500
Deere & Co.	124,418	41,688,739
Donaldson Co. Inc.	37,225	2,137,087
Graco Inc.	98,804	6,913,316
IDEX Corp.	20,086	4,156,798
Illinois Tool Works Inc.	73,597	15,207,348
ITT Inc.	22,931	1,968,397
Lincoln Electric Holdings Inc.	35,073	4,517,052
Middleby Corp. (The)(a)(b)	20,002	3,410,541
Nordson Corp.	20,048	4,774,431
Otis Worldwide Corp.	130,079	10,702,900
Parker-Hannifin Corp.	39,056	10,920,839
Terex Corp.	15,533	653,939
Timken Co. (The)	40,456	2,646,631
Toro Co. (The)	63,277	6,163,813
Woodward Inc.	19,386	2,194,495

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	48,894	$6,047,210

		162,921,386

Media — 1.1%
Cable One Inc.	2,901	5,259,890
Charter Communications Inc., Class A(a)(b)	74,175	53,966,763
Comcast Corp., Class A	1,179,019	65,942,533
New York Times Co. (The), Class A	97,937	4,825,356
TEGNA Inc.	51,717	1,019,859

		131,014,401

Metals & Mining — 0.3%
Cleveland-Cliffs Inc.(a)	264,658	5,242,875
Compass Minerals International Inc.	9,611	618,948
Freeport-McMoRan Inc.	530,890	17,269,852
Newmont Corp.	256,571	13,931,805
Royal Gold Inc.	22,435	2,142,318
Worthington Industries Inc.	12,274	646,840

		39,852,638

Multiline Retail — 0.6%
Dollar General Corp.	138,446	29,369,935
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	35,587	2,145,184
Target Corp.	190,868	43,664,872

		75,179,991

Oil, Gas & Consumable Fuels — 0.1%
Antero Midstream Corp.	190,301	1,982,936
Cimarex Energy Co.	28,811	2,512,319
CNX Resources Corp.(a)(b)	132,409	1,671,002
EQT Corp.(a)	61,759	1,263,589
Equitrans Midstream Corp.	107,883	1,093,934
Hess Corp.	85,419	6,672,078
Targa Resources Corp.	30,888	1,519,999

		16,715,857

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	30,699	1,883,998

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	76,032	22,804,278
Nu Skin Enterprises Inc., Class A	16,552	669,859

		23,474,137

Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	677,281	40,074,717
Catalent Inc.(a)	99,396	13,226,626
Eli Lilly & Co.	283,329	65,463,165
Jazz Pharmaceuticals PLC(a)	35,361	4,604,356
Johnson & Johnson	616,110	99,501,765
Merck & Co. Inc.	710,454	53,362,200
Nektar Therapeutics(a)(b)	40,202	722,028
Organon & Co.	71,364	2,340,025
Zoetis Inc.	202,793	39,370,233

		318,665,115

Professional Services — 0.5%
ASGN Inc.(a)	31,195	3,529,402
CACI International Inc., Class A(a)	5,941	1,557,136
Equifax Inc.	35,866	9,089,162
FTI Consulting Inc.(a)(b)	20,067	2,703,025
IHS Markit Ltd.	151,866	17,710,613
Insperity Inc.	21,036	2,329,526
Jacobs Engineering Group Inc.	47,393	6,280,994
Science Applications International Corp.	13,394	1,145,991

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Verisk Analytics Inc.	94,573	$18,940,135

		63,285,984

Road & Rail — 0.9%
CSX Corp.	687,149	20,435,811
JB Hunt Transport Services Inc.	29,130	4,871,119
Kansas City Southern	27,331	7,396,862
Knight-Swift Transportation Holdings Inc.	97,284	4,976,077
Landstar System Inc.	14,045	2,216,582
Norfolk Southern Corp.	65,139	15,584,506
Old Dominion Freight Line Inc.	54,982	15,723,752
Saia Inc.(a)	15,486	3,686,133
Union Pacific Corp.	182,839	35,838,272
Werner Enterprises Inc.	15,287	676,755
XPO Logistics Inc.(a)	29,700	2,363,526

		113,769,395

Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices Inc.(a)	709,708	73,028,953
Amkor Technology Inc.	18,809	469,285
Analog Devices Inc.	135,280	22,656,694
Applied Materials Inc.	534,775	68,841,586
Broadcom Inc.	163,231	79,155,609
Brooks Automation Inc.	43,449	4,447,005
Cirrus Logic Inc.(a)	14,697	1,210,298
CMC Materials Inc.	17,106	2,107,972
Enphase Energy Inc.(a)(b)	78,905	11,833,383
First Solar Inc.(a)	57,953	5,532,193
KLA Corp.	89,526	29,947,342
Lam Research Corp.	83,316	47,419,301
Lattice Semiconductor Corp.(a)	80,313	5,192,236
Microchip Technology Inc.	115,930	17,794,096
MKS Instruments Inc.	32,517	4,907,141
Monolithic Power Systems Inc.	25,292	12,258,527
NVIDIA Corp.	1,458,077	302,055,231
NXP Semiconductors NV	7,899	1,547,177
Qorvo Inc.(a)	65,142	10,891,091
QUALCOMM Inc.	659,995	85,126,155
Semtech Corp.(a)	38,332	2,988,746
Silicon Laboratories Inc.(a)	14,046	1,968,687
Skyworks Solutions Inc.	50,352	8,297,003
SolarEdge Technologies Inc.(a)	30,656	8,130,584
Synaptics Inc.(a)	9,770	1,755,962
Teradyne Inc.	96,698	10,556,521
Texas Instruments Inc.	286,159	55,002,621
Universal Display Corp.	25,281	4,322,040
Xilinx Inc.	144,845	21,870,147

		901,313,586

Software — 16.3%
ACI Worldwide Inc.(a)	37,185	1,142,695
Adobe Inc.(a)	278,745	160,479,071
ANSYS Inc.(a)(b)	51,147	17,412,996
Aspen Technology Inc.(a)	27,548	3,382,894
Autodesk Inc.(a)	128,885	36,754,136
Blackbaud Inc.(a)	11,090	780,182
Cadence Design Systems Inc.(a)	162,228	24,567,808
CDK Global Inc.	35,881	1,526,737
Cerence Inc.(a)(b)	22,239	2,137,390
Ceridian HCM Holding Inc.(a)(b)	46,644	5,253,047
Citrix Systems Inc.	47,196	5,067,435
CommVault Systems Inc.(a)	14,000	1,054,340

Security	Shares	Value

Software (continued)
Digital Turbine Inc.(a)	51,258	$3,523,988
Envestnet Inc.(a)	9,685	777,124
Fair Isaac Corp.(a)	16,639	6,621,157
Fortinet Inc.(a)	79,456	23,204,330
Intuit Inc.	159,883	86,258,477
J2 Global Inc.(a)	17,803	2,432,246
Manhattan Associates Inc.(a)	36,998	5,661,804
Microsoft Corp.	4,396,989	1,239,599,139
Mimecast Ltd.(a)(b)	34,872	2,217,859
Oracle Corp.	529,623	46,146,052
Paycom Software Inc.(a)	28,177	13,968,748
Paylocity Holding Corp.(a)	23,044	6,461,538
PTC Inc.(a)	61,865	7,410,808
Qualys Inc.(a)	19,321	2,150,234
SailPoint Technologies Holdings Inc.(a)	53,615	2,299,011
salesforce.com Inc.(a)	568,446	154,173,924
ServiceNow Inc.(a)	115,910	72,127,316
Synopsys Inc.(a)(b)	89,206	26,709,169
Teradata Corp.(a)	23,763	1,362,808
Tyler Technologies Inc.(a)(b)	24,042	11,026,863
Wolfspeed Inc.	67,927	5,483,747

		1,979,175,073

Specialty Retail — 2.5%
AutoZone Inc.(a)(b)	7,051	11,972,527
Bath & Body Works Inc.	86,902	5,477,433
Best Buy Co. Inc.	65,627	6,937,430
Five Below Inc.(a)	32,949	5,825,713
GameStop Corp., Class A(a)(b)	17,139	3,007,380
Home Depot Inc. (The)	447,924	147,035,532
Lithia Motors Inc.	17,492	5,545,664
Lowe’s Companies Inc.	293,578	59,555,233
O’Reilly Automotive Inc.(a)	27,484	16,794,373
RH(a)	9,892	6,597,074
Tractor Supply Co.	67,016	13,578,112
Ulta Beauty Inc.(a)	16,442	5,934,247
Victoria’s Secret & Co.(a)	25,651	1,417,474
Williams-Sonoma Inc.	44,032	7,808,195

		297,486,387

Technology Hardware, Storage & Peripherals — 10.7%
Apple Inc.	9,188,268	1,300,139,922

Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co.	7,542	722,826
Crocs Inc.(a)	36,565	5,246,346
Deckers Outdoor Corp.(a)	16,274	5,861,895
Nike Inc., Class B	478,601	69,507,223

		81,338,290

Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.	33,149	1,458,888

Trading Companies & Distributors — 0.3%
Fastenal Co.	251,563	12,983,166
MSC Industrial Direct Co. Inc., Class A	13,496	1,082,244
United Rentals Inc.(a)	42,179	14,801,877
Watsco Inc.	12,000	3,175,440
WW Grainger Inc.	15,524	6,101,864

		38,144,591

Water Utilities — 0.1%
American Water Works Co. Inc.	53,453	9,035,695

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
Essential Utilities Inc.	65,813	$3,032,663

		12,068,358

Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	236,982	30,276,820

Total Common Stocks — 99.8% (Cost: $7,607,516,361)		12,119,224,298

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	66,002,964	66,035,965
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	14,676,000	14,676,000

		80,711,965

Total Short-Term Investments — 0.7% (Cost: $80,700,747)		80,711,965

Total Investments in Securities — 100.5% (Cost: $7,688,217,108)		12,199,936,263

Other Assets, Less Liabilities — (0.5)%		(62,722,656)

Net Assets — 100.0%		$12,137,213,607

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$28,436,863	$37,626,350	(a)	$—	$4,164	$(31,412)	$66,035,965	66,002,964	$44,892	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,506,000	7,170,000	(a)	—	—	—	14,676,000	14,676,000	462		—
BlackRock Inc.	42,849,055	4,096,198		(2,561,308)	1,040,064	3,681,211	49,105,220	58,552	473,562		—

					$1,044,228	$3,649,799	$129,817,185		$518,916		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	70	12/17/21	$15,042	$(649,181)

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$649,181

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,406,264

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(735,642)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,003,665

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,119,224,298	$—	$—	$12,119,224,298
Money Market Funds	80,711,965	—	—	80,711,965

	$12,199,936,263	$—	$—	$12,199,936,263

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(649,181)	$—	$—	$(649,181)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Boeing Co. (The)(a)	316,212	$69,547,667
Curtiss-Wright Corp.	14,960	1,887,653
General Dynamics Corp.	133,155	26,102,375
Hexcel Corp.(a)	47,809	2,839,376
Howmet Aerospace Inc.	220,594	6,882,533
Huntington Ingalls Industries Inc.	23,294	4,497,140
L3Harris Technologies Inc.	49,416	10,883,380
Lockheed Martin Corp.	76,383	26,359,773
Northrop Grumman Corp.	86,369	31,105,795
Raytheon Technologies Corp.	865,407	74,390,386
Textron Inc.(b)	128,295	8,956,274
TransDigm Group Inc.(a)	12,087	7,549,177

		271,001,529

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	75,548	6,572,676
Expeditors International of Washington Inc.	34,224	4,077,105
FedEx Corp.	51,107	11,207,254
GXO Logistics Inc.(a)	27,143	2,129,097
United Parcel Service Inc., Class B	125,404	22,836,068

		46,822,200

Airlines — 0.5%
Alaska Air Group Inc.(a)	72,837	4,268,248
American Airlines Group Inc.(a)	374,096	7,676,450
Delta Air Lines Inc.(a)	368,289	15,692,794
JetBlue Airways Corp.(a)	180,344	2,757,460
Southwest Airlines Co.(a)	340,666	17,520,452
United Airlines Holdings Inc.(a)	185,980	8,847,069

		56,762,473

Auto Components — 0.3%
Adient PLC(a)	53,744	2,227,689
Aptiv PLC(a)	50,926	7,586,446
BorgWarner Inc.	137,818	5,955,116
Dana Inc.	82,852	1,842,628
Gentex Corp.	59,044	1,947,271
Goodyear Tire & Rubber Co. (The)(a)	160,359	2,838,354
Lear Corp.	34,494	5,397,621
Visteon Corp.(a)	8,394	792,310

		28,587,435

Automobiles — 0.8%
Ford Motor Co.(a)	2,252,000	31,888,320
General Motors Co.(a)	833,177	43,916,760
Harley-Davidson Inc.	88,037	3,223,034
Thor Industries Inc.	31,880	3,913,589

		82,941,703

Banks — 9.3%
Associated Banc-Corp.	88,185	1,888,923
BancorpSouth Bank	53,277	1,586,589
Bank of America Corp.	4,249,950	180,410,377
Bank of Hawaii Corp.	23,087	1,897,059
Bank OZK	69,597	2,991,279
Cathay General Bancorp	45,838	1,897,235
CIT Group Inc.	56,450	2,932,577
Citigroup Inc.	1,163,215	81,634,429
Citizens Financial Group Inc.	244,913	11,506,013
Comerica Inc.	77,305	6,223,052
Commerce Bancshares Inc.	31,615	2,202,933
Cullen/Frost Bankers Inc.	33,073	3,923,119

Security	Shares	Value

Banks (continued)
East West Bancorp. Inc.	81,451	$6,315,711
Fifth Third Bancorp	396,047	16,808,235
First Financial Bankshares Inc.	26,626	1,223,465
First Horizon Corp.	318,360	5,186,084
First Republic Bank/CA	47,602	9,181,474
FNB Corp.	185,235	2,152,431
Fulton Financial Corp.	93,308	1,425,746
Glacier Bancorp. Inc.	27,236	1,507,513
Hancock Whitney Corp.	49,674	2,340,639
Home BancShares Inc./AR	87,402	2,056,569
Huntington Bancshares Inc./OH	851,862	13,169,786
International Bancshares Corp.	32,031	1,333,771
JPMorgan Chase & Co.	1,714,958	280,721,475
KeyCorp	552,081	11,935,991
M&T Bank Corp.	74,230	11,085,508
PacWest Bancorp	48,071	2,178,578
People’s United Financial Inc.	244,034	4,263,274
Pinnacle Financial Partners Inc.	43,640	4,105,651
PNC Financial Services Group Inc. (The)	243,917	47,719,922
Prosperity Bancshares Inc.	53,105	3,777,359
Regions Financial Corp.	547,830	11,674,257
Signature Bank/New York NY	22,759	6,196,820
Sterling Bancorp./DE	111,612	2,785,836
Synovus Financial Corp.	84,928	3,727,490
Texas Capital Bancshares Inc.(a)	29,042	1,743,101
Truist Financial Corp.	766,085	44,930,885
U.S. Bancorp	774,329	46,026,116
UMB Financial Corp.	24,603	2,379,356
Umpqua Holdings Corp.	71,820	1,454,355
United Bankshares Inc./WV	73,897	2,688,373
Valley National Bancorp	231,945	3,087,188
Webster Financial Corp.	51,976	2,830,613
Wells Fargo & Co.	2,356,750	109,376,767
Wintrust Financial Corp.	32,967	2,649,558
Zions Bancorp. NA	94,152	5,827,067

		974,960,549

Beverages — 1.7%
Brown-Forman Corp., Class B, NVS	52,484	3,516,953
Coca-Cola Co. (The)	1,449,276	76,043,512
Constellation Brands Inc., Class A	96,568	20,345,912
Molson Coors Beverage Co., Class B	108,149	5,015,950
PepsiCo Inc.	460,065	69,198,377

		174,120,704

Biotechnology — 1.6%
AbbVie Inc.	263,708	28,446,182
Amgen Inc.	162,943	34,649,829
Biogen Inc.(a)	40,209	11,378,745
Gilead Sciences Inc.	719,579	50,262,593
Incyte Corp.(a)	39,324	2,704,705
Moderna Inc.(a)	84,655	32,580,323
United Therapeutics Corp.(a)	14,774	2,726,985

		162,749,362

Building Products — 0.7%
A O Smith Corp.	75,911	4,635,885
Allegion PLC	29,670	3,921,781
Builders FirstSource Inc.(a)	59,845	3,096,380
Carlisle Companies Inc.	12,687	2,522,049
Carrier Global Corp.	178,347	9,231,241
Fortune Brands Home & Security Inc.	34,462	3,081,592

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Johnson Controls International PLC	408,765	$27,828,721
Lennox International Inc.	8,001	2,353,654
Masco Corp.	79,899	4,438,389
Owens Corning	59,186	5,060,403
Trane Technologies PLC	73,567	12,701,343

		78,871,438

Capital Markets — 4.1%
Affiliated Managers Group Inc.	23,819	3,598,813
Ameriprise Financial Inc.	65,255	17,235,151
Bank of New York Mellon Corp. (The)	455,768	23,627,013
BlackRock Inc.(c)	24,624	20,651,164
Cboe Global Markets Inc.	30,230	3,744,288
Charles Schwab Corp. (The)	861,573	62,756,977
CME Group Inc.	206,115	39,858,519
Evercore Inc., Class A	8,857	1,183,915
Federated Hermes Inc.	32,035	1,041,138
Franklin Resources Inc.	162,556	4,831,164
Goldman Sachs Group Inc. (The)	193,474	73,138,976
Intercontinental Exchange Inc.	148,663	17,069,486
Invesco Ltd.	197,102	4,752,129
Janus Henderson Group PLC	95,885	3,962,927
Jefferies Financial Group Inc.	112,718	4,185,219
Moody’s Corp.	26,036	9,245,644
Morgan Stanley	837,712	81,517,755
Nasdaq Inc.	23,691	4,572,837
Northern Trust Corp.	119,584	12,892,351
Raymond James Financial Inc.	106,143	9,794,876
SEI Investments Co.	30,321	1,798,035
State Street Corp.	211,003	17,876,174
Stifel Financial Corp.	34,871	2,369,833
T Rowe Price Group Inc.	52,105	10,249,053

		431,953,437

Chemicals — 2.3%
Air Products & Chemicals Inc.	68,598	17,568,634
Ashland Global Holdings Inc.	21,271	1,895,672
Avient Corp.	52,587	2,437,407
Cabot Corp.	32,471	1,627,447
Celanese Corp.	63,780	9,607,819
CF Industries Holdings Inc.	122,928	6,861,841
Chemours Co. (The)	52,106	1,514,200
Corteva Inc.	421,362	17,730,913
Dow Inc.	218,284	12,564,427
DuPont de Nemours Inc.	300,195	20,410,258
Eastman Chemical Co.	77,623	7,819,741
Ecolab Inc.	77,271	16,120,276
Ingevity Corp.(a)	12,033	858,795
International Flavors & Fragrances Inc.	142,955	19,115,943
Linde PLC	124,473	36,517,889
LyondellBasell Industries NV, Class A	151,398	14,208,702
Minerals Technologies Inc.	19,694	1,375,429
Mosaic Co. (The)	197,883	7,068,381
NewMarket Corp.	2,660	901,128
Olin Corp.	83,874	4,046,920
PPG Industries Inc.	136,698	19,549,181
RPM International Inc.	28,523	2,214,811
Sensient Technologies Corp.	12,499	1,138,409
Sherwin-Williams Co. (The)	43,001	12,028,670
Valvoline Inc.	42,317	1,319,444

		236,502,337

Security	Shares	Value

Commercial Services & Supplies — 0.5%
Brink’s Co. (The)	17,604	$1,114,333
Cintas Corp.	16,974	6,461,323
Clean Harbors Inc.(a)	17,774	1,846,185
Herman Miller Inc.	42,423	1,597,650
KAR Auction Services Inc.(a)	67,200	1,101,408
Republic Services Inc.	120,594	14,478,516
Stericycle Inc.(a)(b)	32,110	2,182,517
Waste Management Inc.	135,628	20,257,398

		49,039,330

Communications Equipment — 1.5%
Ciena Corp.(a)	55,826	2,866,665
Cisco Systems Inc.	2,418,615	131,645,214
F5 Networks Inc.(a)	19,215	3,819,558
Juniper Networks Inc.	185,364	5,101,217
Motorola Solutions Inc.	53,349	12,394,040
NetScout Systems Inc.(a)	42,063	1,133,598
Viasat Inc.(a)(b)	42,321	2,330,618

		159,290,910

Construction & Engineering — 0.2%
AECOM(a)	83,158	5,251,428
Dycom Industries Inc.(a)	17,191	1,224,687
EMCOR Group Inc.	30,729	3,545,512
Fluor Corp.(a)	81,643	1,303,839
MasTec Inc.(a)	33,397	2,881,493
Quanta Services Inc.	33,295	3,789,637
Valmont Industries Inc.	6,980	1,641,137

		19,637,733

Construction Materials — 0.2%
Eagle Materials Inc.	9,073	1,190,015
Martin Marietta Materials Inc.	35,948	12,282,713
Vulcan Materials Co.	44,122	7,463,677

		20,936,405

Consumer Finance — 1.4%
American Express Co.	369,303	61,869,332
Capital One Financial Corp.	256,036	41,470,151
Discover Financial Services	171,862	21,113,247
FirstCash Inc.	23,748	2,077,950
Navient Corp.	96,893	1,911,699
PROG Holdings Inc.	21,333	896,199
Synchrony Financial	326,713	15,969,731

		145,308,309

Containers & Packaging — 0.6%
Amcor PLC	886,229	10,271,394
AptarGroup Inc.	14,527	1,733,797
Avery Dennison Corp.	27,560	5,710,708
Ball Corp.	67,613	6,083,142
Greif Inc., Class A, NVS	15,102	975,589
International Paper Co.	223,719	12,510,367
Packaging Corp. of America	54,238	7,454,471
Sealed Air Corp.	28,299	1,550,502
Silgan Holdings Inc.	25,575	981,057
Sonoco Products Co.	56,097	3,342,259
Westrock Co.	152,968	7,622,395

		58,235,681

Distributors — 0.2%
Genuine Parts Co.	81,824	9,919,524
LKQ Corp.(a)	156,076	7,853,744

		17,773,268

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	2,244	$1,322,075
Grand Canyon Education Inc.(a)	15,822	1,391,703
H&R Block Inc.	101,252	2,531,300
Service Corp. International	37,742	2,274,333

		7,519,411

Diversified Financial Services — 2.8%
Berkshire Hathaway Inc., Class B(a)	1,063,854	290,368,311

Diversified Telecommunication Services — 2.4%
AT&T Inc.	4,097,787	110,681,227
Iridium Communications Inc.(a)(b)	29,702	1,183,625
Lumen Technologies Inc.	572,165	7,089,124
Verizon Communications Inc.	2,376,105	128,333,431

		247,287,407

Electric Utilities — 2.9%
ALLETE Inc.	29,768	1,771,791
Alliant Energy Corp.	143,459	8,030,835
American Electric Power Co. Inc.	287,093	23,306,210
Duke Energy Corp.	441,541	43,089,986
Edison International	218,798	12,136,725
Entergy Corp.	115,810	11,501,091
Evergy Inc.	131,803	8,198,147
Eversource Energy	197,925	16,182,348
Exelon Corp.	561,186	27,127,731
FirstEnergy Corp.	311,665	11,101,507
Hawaiian Electric Industries Inc.	62,529	2,553,059
IDACORP Inc.	29,043	3,002,465
NextEra Energy Inc.	641,762	50,391,152
NRG Energy Inc.	57,707	2,356,177
OGE Energy Corp.	114,810	3,784,138
Pinnacle West Capital Corp.	64,652	4,678,219
PNM Resources Inc.	30,090	1,488,853
PPL Corp.	441,186	12,300,266
Southern Co. (The)	607,674	37,657,558
Xcel Energy Inc.	309,022	19,313,875

		299,972,133

Electrical Equipment — 0.8%
Acuity Brands Inc.(b)	20,252	3,511,089
AMETEK Inc.	67,332	8,349,841
Eaton Corp. PLC	228,773	34,158,097
Emerson Electric Co.	205,837	19,389,846
EnerSys	12,350	919,334
Hubbell Inc.	12,340	2,229,468
nVent Electric PLC	97,564	3,154,244
Regal Beloit Corp.	11,671	1,754,618
Rockwell Automation Inc.	29,358	8,632,426

		82,098,963

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	130,330	9,544,066
Arrow Electronics Inc.(a)	41,458	4,655,319
Avnet Inc.	56,596	2,092,354
Belden Inc.	25,753	1,500,370
CDW Corp./DE	44,447	8,090,243
Coherent Inc.(a)	9,188	2,297,827
Corning Inc.	233,791	8,531,034
IPG Photonics Corp.(a)(b)	11,357	1,798,949
Jabil Inc.	84,195	4,914,462
Keysight Technologies Inc.(a)	45,498	7,474,866
National Instruments Corp.	41,397	1,624,004

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
SYNNEX Corp.	23,649	$2,461,861
TE Connectivity Ltd.	116,659	16,007,948
Teledyne Technologies Inc.(a)	13,682	5,877,513
Vishay Intertechnology Inc.	76,164	1,530,135
Vontier Corp.	96,954	3,257,654
Zebra Technologies Corp., Class A(a)	8,357	4,307,365

		85,965,970

Energy Equipment & Services — 0.5%
Baker Hughes Co.	478,259	11,827,345
ChampionX Corp.(a)	68,725	1,536,691
Halliburton Co.	513,190	11,095,168
NOV Inc.(a)	222,929	2,922,599
Schlumberger NV	802,578	23,788,412

		51,170,215

Entertainment — 2.0%
Activision Blizzard Inc.	182,997	14,162,138
Electronic Arts Inc.	74,720	10,628,920
Live Nation Entertainment Inc.(a)	76,064	6,931,712
Walt Disney Co. (The)(a)	1,042,885	176,424,856
World Wrestling Entertainment Inc., Class A	11,343	638,157

		208,785,783

Equity Real Estate Investment Trusts (REITs) — 4.7%
Alexandria Real Estate Equities Inc.	79,508	15,191,594
American Campus Communities Inc.	48,010	2,326,085
American Tower Corp.	127,984	33,968,233
Apartment Income REIT Corp.	90,174	4,401,393
AvalonBay Communities Inc.	79,995	17,730,092
Boston Properties Inc.	81,473	8,827,600
Brixmor Property Group Inc.	170,272	3,764,714
Camden Property Trust	30,761	4,536,325
CoreSite Realty Corp.	8,836	1,224,139
Corporate Office Properties Trust	65,251	1,760,472
Cousins Properties Inc.	85,291	3,180,501
Crown Castle International Corp.	99,069	17,170,639
Digital Realty Trust Inc.	162,184	23,427,479
Douglas Emmett Inc.	101,287	3,201,682
Duke Realty Corp.	128,257	6,139,663
EastGroup Properties Inc.	9,426	1,570,654
EPR Properties	43,049	2,125,760
Equinix Inc.	21,597	17,064,438
Equity Residential	195,557	15,824,472
Essex Property Trust Inc.	37,553	12,007,196
Extra Space Storage Inc.	40,146	6,744,127
Federal Realty Investment Trust	40,508	4,779,539
First Industrial Realty Trust Inc.	36,135	1,881,911
Healthcare Realty Trust Inc.	50,273	1,497,130
Healthpeak Properties Inc.	309,004	10,345,454
Highwoods Properties Inc.	59,516	2,610,372
Host Hotels & Resorts Inc.(a)	412,163	6,730,622
Hudson Pacific Properties Inc.	87,494	2,298,467
Iron Mountain Inc.	165,218	7,178,722
JBG SMITH Properties	67,626	2,002,406
Kilroy Realty Corp.	60,059	3,976,506
Kimco Realty Corp.	354,162	7,348,861
Lamar Advertising Co., Class A	25,311	2,871,533
Life Storage Inc.	21,216	2,434,324
Macerich Co. (The)	122,971	2,054,845
Medical Properties Trust Inc.	208,990	4,194,429
Mid-America Apartment Communities Inc.	66,436	12,406,923

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Retail Properties Inc.	99,933	$4,316,106
National Storage Affiliates Trust	18,370	969,752
Omega Healthcare Investors Inc.	136,303	4,083,638
Park Hotels & Resorts Inc.(a)	135,270	2,589,068
Pebblebrook Hotel Trust	74,858	1,677,568
Physicians Realty Trust	125,262	2,207,116
PotlatchDeltic Corp.	23,757	1,225,386
Prologis Inc.	424,270	53,216,186
PS Business Parks Inc.	6,165	966,302
Public Storage	50,105	14,886,195
Rayonier Inc.	49,931	1,781,538
Realty Income Corp.	223,247	14,479,800
Regency Centers Corp.	88,259	5,942,478
Rexford Industrial Realty Inc.	32,377	1,837,395
Sabra Health Care REIT Inc.	124,555	1,833,450
SBA Communications Corp.	21,850	7,222,955
Simon Property Group Inc.	188,596	24,511,822
SL Green Realty Corp.	38,542	2,730,315
Spirit Realty Capital Inc.	68,748	3,165,158
STORE Capital Corp.	88,361	2,830,203
UDR Inc.	161,089	8,534,495
Urban Edge Properties	62,777	1,149,447
Ventas Inc.	227,131	12,539,903
Vornado Realty Trust	90,452	3,799,889
Welltower Inc.	242,510	19,982,824
Weyerhaeuser Co.	430,314	15,306,269

		490,584,560

Food & Staples Retailing — 2.3%
BJ’s Wholesale Club Holdings Inc.(a)	78,912	4,333,847
Casey’s General Stores Inc.	12,918	2,434,397
Costco Wholesale Corp.	119,233	53,577,349
Grocery Outlet Holding Corp.(a)	18,518	399,433
Kroger Co. (The)	389,924	15,764,627
Performance Food Group Co.(a)	88,440	4,108,922
Sprouts Farmers Market Inc.(a)(b)	67,704	1,568,702
Sysco Corp.	293,615	23,048,777
Walgreens Boots Alliance Inc.	411,492	19,360,699
Walmart Inc.	820,176	114,316,131

		238,912,884

Food Products — 1.8%
Archer-Daniels-Midland Co.	321,032	19,265,130
Campbell Soup Co.	116,008	4,850,294
Conagra Brands Inc.	275,899	9,344,699
Flowers Foods Inc.	68,705	1,623,499
General Mills Inc.	347,952	20,814,489
Hain Celestial Group Inc. (The)(a)	17,944	767,644
Hershey Co. (The)	49,250	8,335,563
Hormel Foods Corp.	163,133	6,688,453
Ingredion Inc.	38,422	3,419,942
JM Smucker Co. (The)	62,140	7,458,664
Kellogg Co.	146,181	9,343,890
Kraft Heinz Co. (The)	385,536	14,195,436
Lamb Weston Holdings Inc.	52,930	3,248,314
Lancaster Colony Corp.	4,908	828,519
McCormick & Co. Inc./MD, NVS	80,787	6,546,171
Mondelez International Inc., Class A	802,227	46,673,567
Pilgrim’s Pride Corp.(a)	27,717	806,010
Post Holdings Inc.(a)	33,354	3,674,277
Sanderson Farms Inc.	12,242	2,303,944

Security	Shares	Value

Food Products (continued)
Tootsie Roll Industries Inc.	6,863	$208,841
Tyson Foods Inc., Class A	168,888	13,332,019

		183,729,365

Gas Utilities — 0.2%
Atmos Energy Corp.	75,070	6,621,174
National Fuel Gas Co.	52,342	2,749,002
New Jersey Resources Corp.	55,305	1,925,167
ONE Gas Inc.	30,305	1,920,428
Southwest Gas Holdings Inc.	34,142	2,283,417
Spire Inc.	29,597	1,810,744
UGI Corp.	119,809	5,106,260

		22,416,192

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	417,166	49,279,820
Baxter International Inc.	286,899	23,075,287
Becton Dickinson and Co.	164,825	40,517,281
Boston Scientific Corp.(a)	817,168	35,456,919
Cooper Companies Inc. (The)	16,783	6,936,582
Danaher Corp.	116,698	35,527,539
DENTSPLY SIRONA Inc.	125,638	7,293,286
Edwards Lifesciences Corp.(a)	153,823	17,414,302
Envista Holdings Corp.(a)	91,738	3,835,566
Haemonetics Corp.(a)	13,652	963,695
Hill-Rom Holdings Inc.	21,834	3,275,100
Hologic Inc.(a)(b)	41,291	3,047,689
ICU Medical Inc.(a)	5,554	1,296,192
Integra LifeSciences Holdings Corp.(a)	20,364	1,394,527
Intuitive Surgical Inc.(a)	20,473	20,353,233
LivaNova PLC(a)(b)	30,193	2,390,984
Medtronic PLC	771,297	96,682,079
Neogen Corp.(a)	24,222	1,051,961
NuVasive Inc.(a)	29,437	1,761,804
STERIS PLC	24,752	5,056,338
Stryker Corp.	98,226	25,904,161
Tandem Diabetes Care Inc.(a)	13,834	1,651,503
Teleflex Inc.	14,258	5,368,850
Zimmer Biomet Holdings Inc.	120,330	17,611,499

		407,146,197

Health Care Providers & Services — 4.0%
Acadia Healthcare Co. Inc.(a)	31,788	2,027,439
AmerisourceBergen Corp.	85,507	10,213,811
Anthem Inc.	139,919	52,161,803
Cardinal Health Inc.	166,426	8,231,430
Centene Corp.(a)	335,581	20,910,052
Cigna Corp.	195,188	39,068,830
CVS Health Corp.	757,328	64,266,854
Encompass Health Corp.	25,341	1,901,589
HCA Healthcare Inc.	141,476	34,339,055
Henry Schein Inc.(a)	80,614	6,139,562
Humana Inc.	35,346	13,754,896
Laboratory Corp. of America Holdings(a)	55,468	15,610,914
McKesson Corp.	88,768	17,698,564
Molina Healthcare Inc.(a)	15,315	4,155,113
Option Care Health Inc.(a)	36,122	876,320
Patterson Companies Inc.	49,885	1,503,534
Progyny Inc.(a)	19,874	1,112,944
Quest Diagnostics Inc.	69,854	10,150,485
Tenet Healthcare Corp.(a)(b)	62,210	4,133,232
UnitedHealth Group Inc.	259,752	101,495,496

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Universal Health Services Inc., Class B	43,804	$6,061,159

		415,813,082

Health Care Technology — 0.1%
Cerner Corp.	96,701	6,819,355

Hotels, Restaurants & Leisure — 2.6%
Booking Holdings Inc.(a)	14,611	34,684,615
Boyd Gaming Corp.(a)	21,105	1,335,102
Caesars Entertainment Inc.(a)	51,758	5,811,388
Carnival Corp.(a)	459,591	11,494,371
Choice Hotels International Inc.	8,905	1,125,325
Cracker Barrel Old Country Store Inc.	13,799	1,929,652
Darden Restaurants Inc.	74,757	11,323,443
Expedia Group Inc.(a)	53,675	8,797,332
Hilton Worldwide Holdings Inc.(a)	101,111	13,357,774
Las Vegas Sands Corp.(a)	198,457	7,263,526
Marriott International Inc./MD, Class A(a)	156,989	23,248,501
Marriott Vacations Worldwide Corp.	24,515	3,856,945
McDonald’s Corp.	257,155	62,002,642
MGM Resorts International	228,467	9,858,351
Norwegian Cruise Line Holdings Ltd.(a)(b)	212,726	5,681,911
Penn National Gaming Inc.(a)(b)	36,197	2,622,835
Royal Caribbean Cruises Ltd.(a)	128,172	11,400,899
Scientific Games Corp./DE, Class A(a)	20,138	1,672,864
Six Flags Entertainment Corp.(a)	26,423	1,122,977
Starbucks Corp.	284,206	31,350,764
Travel + Leisure Co.	29,667	1,617,742
Wyndham Hotels & Resorts Inc.	24,426	1,885,443
Wynn Resorts Ltd.(a)	60,769	5,150,173
Yum! Brands Inc.	96,683	11,825,298

		270,419,873

Household Durables — 0.6%
DR Horton Inc.	74,817	6,282,384
Garmin Ltd.	38,374	5,965,622
KB Home	50,510	1,965,849
Leggett & Platt Inc.	76,135	3,413,893
Lennar Corp., Class A	157,452	14,750,103
Mohawk Industries Inc.(a)	32,279	5,726,295
Newell Brands Inc.	216,936	4,802,963
NVR Inc.(a)	1,950	9,348,456
PulteGroup Inc.	72,989	3,351,655
Taylor Morrison Home Corp.(a)	70,493	1,817,310
Toll Brothers Inc.	36,956	2,043,297
TRI Pointe Homes Inc.(a)	67,799	1,425,135
Whirlpool Corp.	36,151	7,369,743

		68,262,705

Household Products — 1.4%
Church & Dwight Co. Inc.	47,230	3,899,781
Clorox Co. (The)	23,182	3,839,171
Colgate-Palmolive Co.	232,123	17,543,856
Energizer Holdings Inc.	17,709	691,537
Kimberly-Clark Corp.	119,838	15,871,345
Procter & Gamble Co. (The)	724,439	101,276,572

		143,122,262

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	236,528	5,399,934

Industrial Conglomerates — 2.1%
3M Co.	332,098	58,256,631
General Electric Co(b)	629,974	64,906,221

Security	Shares	Value

Industrial Conglomerates (continued)
Honeywell International Inc.	396,222	$84,110,006
Roper Technologies Inc.	27,891	12,443,012

		219,715,870

Insurance — 3.5%
Aflac Inc.	354,150	18,461,839
Alleghany Corp.(a)	8,003	4,997,153
Allstate Corp. (The)	169,707	21,605,398
American Financial Group Inc./OH	38,162	4,801,924
American International Group Inc.	490,827	26,941,494
Aon PLC, Class A	62,106	17,748,032
Arthur J Gallagher & Co.	68,028	10,112,362
Assurant Inc.	33,964	5,357,821
Chubb Ltd.	251,790	43,680,529
Cincinnati Financial Corp.	85,904	9,811,955
CNO Financial Group Inc.	75,730	1,782,684
Everest Re Group Ltd.	23,041	5,778,222
First American Financial Corp.	63,255	4,241,248
Globe Life Inc.	54,142	4,820,262
Hanover Insurance Group Inc. (The)	20,505	2,657,858
Hartford Financial Services Group Inc. (The)	198,917	13,973,919
Kemper Corp.	35,297	2,357,487
Lincoln National Corp.	101,984	7,011,400
Loews Corp.	117,333	6,327,769
Marsh & McLennan Companies Inc.	148,281	22,454,192
Mercury General Corp.	15,164	844,180
MetLife Inc.	418,024	25,804,622
Old Republic International Corp.	162,247	3,752,773
Principal Financial Group Inc.	144,094	9,279,654
Progressive Corp. (The)	120,836	10,922,366
Prudential Financial Inc.	221,984	23,352,717
Reinsurance Group of America Inc.	38,875	4,325,232
RenaissanceRe Holdings Ltd.	11,627	1,620,804
RLI Corp.	9,248	927,297
Selective Insurance Group Inc.	34,508	2,606,389
Travelers Companies Inc. (The)	143,198	21,767,528
Unum Group	115,648	2,898,139
W R Berkley Corp.	80,594	5,897,869
Willis Towers Watson PLC	74,337	17,280,379

		366,203,497

Interactive Media & Services — 0.1%
Match Group Inc.(a)	46,348	7,276,172
TripAdvisor Inc.(a)	34,866	1,180,214
Yelp Inc.(a)	19,736	734,969

		9,191,355

IT Services — 4.3%
Accenture PLC, Class A	160,127	51,227,830
Akamai Technologies Inc.(a)(b)	34,145	3,571,226
Alliance Data Systems Corp.	28,604	2,885,858
Automatic Data Processing Inc.	126,267	25,243,299
Broadridge Financial Solutions Inc.	33,682	5,612,768
Cognizant Technology Solutions Corp., Class A	147,805	10,968,609
Concentrix Corp.(a)	12,840	2,272,680
DXC Technology Co.(a)	146,223	4,914,555
Fidelity National Information Services Inc.	354,497	43,135,195
Fiserv Inc.(a)	109,451	11,875,433
FleetCor Technologies Inc.(a)	27,018	7,058,993
Gartner Inc.(a)	22,703	6,898,988
Genpact Ltd.	39,145	1,859,779
Global Payments Inc.	168,582	26,565,152

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
International Business Machines Corp.	514,425	$71,469,065
Jack Henry & Associates Inc.	22,239	3,648,530
LiveRamp Holdings Inc.(a)	17,852	843,150
Mastercard Inc., Class A	159,984	55,623,237
Maximus Inc.	13,622	1,133,350
Paychex Inc.	86,312	9,705,784
Sabre Corp.(a)	120,101	1,421,996
VeriSign Inc.(a)	32,587	6,680,661
Visa Inc., Class A	387,440	86,302,260
Western Union Co. (The)	235,902	4,769,938
WEX Inc.(a)	10,827	1,907,068

		447,595,404

Leisure Products — 0.1%
Brunswick Corp./DE	20,297	1,933,695
Callaway Golf Co.(a)	28,124	777,066
Hasbro Inc.	74,298	6,628,868
Polaris Inc.	17,647	2,111,640

		11,451,269

Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	48,705	7,672,499
Illumina Inc.(a)	42,090	17,072,125
IQVIA Holdings Inc.(a)	39,425	9,443,864
Waters Corp.(a)	15,946	5,697,506

		39,885,994

Machinery — 2.2%
AGCO Corp.	20,474	2,508,679
Caterpillar Inc.	166,540	31,970,684
Colfax Corp.(a)	74,766	3,431,759
Crane Co.	28,531	2,705,024
Cummins Inc.	46,784	10,505,815
Deere & Co.	40,665	13,625,622
Donaldson Co. Inc.	36,081	2,071,410
Dover Corp.	82,454	12,821,597
Flowserve Corp.	74,576	2,585,550
Fortive Corp.	205,468	14,499,877
IDEX Corp.	23,967	4,959,971
Illinois Tool Works Inc.	92,059	19,022,151
Ingersoll Rand Inc.(a)	233,887	11,790,244
ITT Inc.	27,147	2,330,299
Kennametal Inc.	47,684	1,632,223
Middleby Corp. (The)(a)	12,337	2,103,582
Nordson Corp.	11,514	2,742,059
Oshkosh Corp.	39,890	4,083,539
Otis Worldwide Corp.	117,023	9,628,652
PACCAR Inc.	199,950	15,780,054
Parker-Hannifin Corp.	35,447	9,911,690
Pentair PLC	95,270	6,919,460
Snap-on Inc.	30,814	6,438,585
Stanley Black & Decker Inc.	93,505	16,392,362
Terex Corp.	24,478	1,030,524
Trinity Industries Inc.	48,261	1,311,251
Westinghouse Air Brake Technologies Corp.	107,929	9,304,559
Woodward Inc.	17,625	1,995,150
Xylem Inc./NY	55,876	6,910,744

		231,013,116

Marine — 0.0%
Kirby Corp.(a)	34,605	1,659,656

Security	Shares	Value

Media — 1.4%
Comcast Corp., Class A	1,472,091	$82,334,050
Discovery Inc., Class A(a)(b)	97,183	2,466,505
Discovery Inc., Class C, NVS(a)(b)	172,613	4,189,318
DISH Network Corp., Class A(a)(b)	141,868	6,165,583
Fox Corp., Class A, NVS	185,200	7,428,372
Fox Corp., Class B	85,123	3,159,766
Interpublic Group of Companies Inc. (The)	227,025	8,325,007
John Wiley & Sons Inc., Class A	25,311	1,321,487
News Corp., Class A, NVS	224,294	5,277,638
News Corp., Class B	70,023	1,626,634
Omnicom Group Inc.	123,370	8,939,390
TEGNA Inc.	75,677	1,492,350
ViacomCBS Inc., Class B, NVS	348,075	13,752,443

		146,478,543

Metals & Mining — 0.6%
Commercial Metals Co.	68,718	2,093,150
Compass Minerals International Inc.	9,919	638,784
Ferroglobe PLC(a)(d)	5,019	0	(e)
Freeport-McMoRan Inc.	320,310	10,419,684
Newmont Corp.	206,250	11,199,375
Nucor Corp.	168,462	16,591,822
Reliance Steel & Aluminum Co.	36,412	5,185,797
Royal Gold Inc.	15,634	1,492,891
Steel Dynamics Inc.	111,939	6,546,193
United States Steel Corp.(b)	155,030	3,406,009
Worthington Industries Inc.	8,682	457,542

		58,031,247

Multi-Utilities — 1.5%
Ameren Corp.	147,337	11,934,297
Black Hills Corp.	35,846	2,249,695
CenterPoint Energy Inc.	342,258	8,419,547
CMS Energy Corp.	165,799	9,903,174
Consolidated Edison Inc.	202,577	14,705,064
Dominion Energy Inc.	464,018	33,882,594
DTE Energy Co.	111,111	12,412,210
MDU Resources Group Inc.	114,932	3,410,033
NiSource Inc.	225,926	5,474,187
NorthWestern Corp.	29,101	1,667,487
Public Service Enterprise Group Inc.	291,360	17,743,824
Sempra Energy	183,264	23,182,896
WEC Energy Group Inc.	180,920	15,957,144

		160,942,152

Multiline Retail — 0.4%
Dollar Tree Inc.(a)	133,306	12,760,050
Kohl’s Corp.	90,619	4,267,249
Nordstrom Inc.(a)(b)	62,347	1,649,078
Target Corp.	96,542	22,085,913

		40,762,290

Oil, Gas & Consumable Fuels — 5.2%
APA Corp.	215,429	4,616,643
Cabot Oil & Gas Corp.	228,921	4,981,321
Chevron Corp.	1,109,916	112,600,978
Cimarex Energy Co.	30,256	2,638,323
ConocoPhillips	768,529	52,083,210
Devon Energy Corp.	360,019	12,784,275
Diamondback Energy Inc.	98,239	9,300,286
DTE Midstream LLC(a)	55,571	2,569,603
EOG Resources Inc.	335,094	26,897,995
EQT Corp.(a)	97,925	2,003,546

100	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Equitrans Midstream Corp.	128,535	$1,303,345
Escrow PetroCorp.(a)(d)	190	—
Exxon Mobil Corp.	2,429,731	142,916,777
Hess Corp.	73,789	5,763,659
HollyFrontier Corp.	86,717	2,872,934
Kinder Morgan Inc.	1,122,495	18,779,341
Marathon Oil Corp.	453,147	6,194,520
Marathon Petroleum Corp.	366,269	22,639,087
Murphy Oil Corp.	82,801	2,067,541
Occidental Petroleum Corp.	508,151	15,031,107
ONEOK Inc.	257,095	14,908,939
Phillips 66	251,363	17,602,951
Pioneer Natural Resources Co.	130,207	21,680,768
Targa Resources Corp.	101,220	4,981,036
Valero Energy Corp.	234,412	16,542,455
Williams Companies Inc. (The)	696,205	18,059,558

		541,820,198

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	24,585	1,508,781

Personal Products — 0.2%
Coty Inc., Class A(a)	162,536	1,277,533
Estee Lauder Companies Inc. (The), Class A	58,562	17,564,501
Nu Skin Enterprises Inc., Class A	12,948	524,005

		19,366,039

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	612,156	36,221,271
Eli Lilly & Co.	177,704	41,058,509
Johnson & Johnson	906,507	146,400,880
Merck & Co. Inc.	755,449	56,741,774
Nektar Therapeutics(a)(b)	63,996	1,149,368
Organon & Co.	75,539	2,476,924
Perrigo Co. PLC	76,124	3,602,949
Pfizer Inc.	3,217,783	138,396,847
Viatris Inc.	698,340	9,462,507
Zoetis Inc.	73,443	14,258,224

		449,769,253

Professional Services — 0.5%
CACI International Inc., Class A(a)	7,746	2,030,227
Equifax Inc.	34,980	8,864,631
IHS Markit Ltd.	79,682	9,292,515
Jacobs Engineering Group Inc.	28,466	3,772,599
KBR Inc.	81,912	3,227,333
Leidos Holdings Inc.	81,729	7,856,609
ManpowerGroup Inc.	30,790	3,333,941
Nielsen Holdings PLC	205,106	3,935,984
Robert Half International Inc.	64,266	6,447,808
Science Applications International Corp.	20,423	1,747,392

		50,509,039

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	192,603	18,751,828
Jones Lang LaSalle Inc.(a)	29,016	7,198,579

		25,950,407

Road & Rail — 0.9%
Avis Budget Group Inc.(a)	27,268	3,176,995
CSX Corp.	621,076	18,470,800
JB Hunt Transport Services Inc.	19,807	3,312,127
Kansas City Southern	25,751	6,969,251
Landstar System Inc.	8,265	1,304,382

Security	Shares	Value

Road & Rail (continued)
Norfolk Southern Corp.	77,947	$18,648,820
Ryder System Inc.	31,203	2,580,800
Union Pacific Corp.	194,617	38,146,878
Werner Enterprises Inc.	20,228	895,494
XPO Logistics Inc.(a)	27,144	2,160,119

		95,665,666

Semiconductors & Semiconductor Equipment — 3.2%
Amkor Technology Inc.	39,280	980,036
Analog Devices Inc.	175,971	29,471,623
Broadcom Inc.	75,356	36,542,385
Cirrus Logic Inc.(a)	18,749	1,543,980
Intel Corp.	2,328,383	124,056,246
Microchip Technology Inc.	44,209	6,785,640
Micron Technology Inc.	646,085	45,859,113
NXP Semiconductors NV	144,254	28,255,031
Silicon Laboratories Inc.(a)	9,607	1,346,517
Skyworks Solutions Inc.	45,448	7,488,922
Synaptics Inc.(a)	10,339	1,858,229
Texas Instruments Inc.	249,040	47,867,978

		332,055,700

Software — 0.6%
ACI Worldwide Inc.(a)	30,599	940,307
Aspen Technology Inc.(a)	12,063	1,481,336
Blackbaud Inc.(a)	13,359	939,806
CDK Global Inc.	35,220	1,498,611
Ceridian HCM Holding Inc.(a)	31,504	3,547,981
Citrix Systems Inc.	24,679	2,649,784
CommVault Systems Inc.(a)	13,838	1,042,140
Envestnet Inc.(a)	5,810	466,194
J2 Global Inc.(a)	10,284	1,405,000
NCR Corp.(a)	76,242	2,955,140
NortonLifeLock Inc.	333,674	8,441,952
Oracle Corp.	425,423	37,067,106
Teradata Corp.(a)	39,317	2,254,830

		64,690,187

Specialty Retail — 2.1%
Advance Auto Parts Inc.	37,820	7,900,220
American Eagle Outfitters Inc.	85,928	2,216,942
AutoNation Inc.(a)	25,222	3,071,031
AutoZone Inc.(a)	5,417	9,198,012
Bath & Body Works Inc.	67,081	4,228,115
Best Buy Co. Inc.	65,065	6,878,021
CarMax Inc.(a)(b)	93,787	12,000,985
Dick’s Sporting Goods Inc.	37,820	4,529,701
Foot Locker Inc.	52,011	2,374,822
GameStop Corp., Class A(a)(b)	19,025	3,338,317
Gap Inc. (The)	124,245	2,820,362
Home Depot Inc. (The)	170,863	56,087,488
Lowe’s Companies Inc.	117,654	23,867,290
Murphy USA Inc.	13,734	2,297,149
O’Reilly Automotive Inc.(a)	12,645	7,726,854
Ross Stores Inc.	204,969	22,310,876
TJX Companies Inc. (The)	692,426	45,686,267
Ulta Beauty Inc.(a)	15,404	5,559,612
Urban Outfitters Inc.(a)	39,121	1,161,502
Victoria’s Secret & Co.(a)	19,168	1,059,224

		224,312,790

Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	752,188	10,718,679

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
HP Inc.	689,423	$18,862,613
NetApp Inc.	128,932	11,572,936
Seagate Technology Holdings PLC	120,878	9,974,853
Western Digital Corp.(a)	176,395	9,955,734
Xerox Holdings Corp.	79,339	1,600,268

		62,685,083

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	88,166	4,268,116
Carter’s Inc.	24,827	2,414,178
Columbia Sportswear Co.	11,707	1,121,999
Hanesbrands Inc.	199,976	3,431,588
Nike Inc., Class B	264,076	38,351,758
PVH Corp.(a)	40,874	4,201,438
Ralph Lauren Corp.	27,509	3,054,599
Skechers U.S.A. Inc., Class A(a)	77,611	3,268,975
Tapestry Inc.	159,033	5,887,402
Under Armour Inc., Class A(a)	108,334	2,186,180
Under Armour Inc., Class C, NVS(a)	120,312	2,107,866
VF Corp.	188,133	12,603,030

		82,897,129

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	32,284	1,420,819
MGIC Investment Corp.	194,331	2,907,192
New York Community Bancorp. Inc.	266,057	3,424,153
Washington Federal Inc.	39,216	1,345,501

		9,097,665

Tobacco — 1.3%
Altria Group Inc.	1,058,347	48,175,955
Philip Morris International Inc.	894,486	84,788,328

		132,964,283

Trading Companies & Distributors — 0.1%
Fastenal Co.	82,390	4,252,148
GATX Corp.	20,176	1,806,963
MSC Industrial Direct Co. Inc., Class A	14,095	1,130,278
Univar Solutions Inc.(a)	97,076	2,312,350
Watsco Inc.	7,026	1,859,220
WW Grainger Inc.	9,888	3,886,577

		15,247,536

Security	Shares	Value

Water Utilities — 0.1%
American Water Works Co. Inc.	52,049	$8,798,363
Essential Utilities Inc.	64,174	2,957,138

		11,755,501

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	56,944	1,110,408
T-Mobile U.S. Inc.(a)	104,276	13,322,302

		14,432,710

Total Common Stocks — 99.7% (Cost: $8,944,115,361)		10,408,947,765

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(f)(g)	22,351,122	22,362,297
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(f)	17,010,000	17,010,000

		39,372,297

Total Short-Term Investments — 0.4% (Cost: $39,349,764)		39,372,297

Total Investments in Securities — 100.1% (Cost: $8,983,465,125)		10,448,320,062

Other Assets, Less Liabilities — (0.1)%		(9,725,233)

Net Assets — 100.0%		$10,438,594,829

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

102	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$27,092,339	$—		$(4,725,800	)(a)	$(2,194)	$(2,048)	$22,362,297	22,351,122	$34,221	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,010,000	3,000,000	(a)	—		—	—	17,010,000	17,010,000	757		—
BlackRock Inc.	16,478,550	3,157,113		(772,734)		326,975	1,461,260	20,651,164	24,624	195,795		—

						$324,781	$1,459,212	$60,023,461		$230,773		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 400 E-Mini Index	47	12/17/21	$12,376	$(295,040)
S&P 500 E-Mini Index	69	12/17/21	14,827	(562,666)

				$(857,706)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$857,706

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,968,821

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(967,312)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$26,892,223

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Core S&P U.S. Value ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$10,408,947,765	$—	$0	(a)	$10,408,947,765
Money Market Funds	39,372,297	—	—		39,372,297

	$10,448,320,062	$—	$0	(a)	$10,448,320,062

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(857,706)	$—	$—		$(857,706)

(a)	Rounds to less than $1.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

104	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2021

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$285,127,933,781	$61,868,704,835	$5,692,876,312	$41,281,018,062
Affiliated(c)	2,340,222,164	2,354,042,693	65,720,576,425	1,068,941,229
Cash	3,227,770	8,029	2,073,209	467,951
Cash pledged:
Futures contracts	33,346,800	9,027,100	8,847,000	4,774,790
Receivables:
Investments sold	—	—	—	258,078
Securities lending income — Affiliated	119,131	292,993	467,600	337,223
Capital shares sold	1,584,749	220,996	84,379,735	693,485
Dividends	178,037,798	69,939,669	68,456,993	26,457,952
Unrealized appreciation on:
OTC swaps	—	277	18,801,566	—

Total assets	287,684,472,193	64,302,236,592	71,596,478,840	42,382,948,770

LIABILITIES
Cash received:
Collateral — OTC derivatives	—	—	22,560,000	—
Collateral on securities loaned, at value	958,610,420	2,242,805,386	2,708,906,689	899,022,330
Payables:
Investments purchased	338,162	69,516,221	22,625,801	4,632
Variation margin on futures contracts	7,538,534	2,638,189	1,734,326	1,003,916
Capital shares redeemed	1,027,738	—	4,285,576	—
Investment advisory fees	7,455,161	2,611,168	3,402,736	1,053,088

Total liabilities	974,970,015	2,317,570,964	2,763,515,128	901,083,966

NET ASSETS	$286,709,502,178	$61,984,665,628	$68,832,963,712	$41,481,864,804

NET ASSETS CONSIST OF:
Paid-in capital	$211,816,648,933	$48,349,046,072	$53,787,926,643	$28,516,981,621
Accumulated earnings	74,892,853,245	13,635,619,556	15,045,037,069	12,964,883,183

NET ASSETS	$286,709,502,178	$61,984,665,628	$68,832,963,712	$41,481,864,804

Shares outstanding	665,400,000	235,600,000	630,250,000	421,650,000

Net asset value	$430.88	$263.09	$109.22	$98.38

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$929,871,638	$2,037,779,196	$2,567,544,606	$869,201,499
(b) Investments, at cost — Unaffiliated	$216,696,075,654	$48,383,038,638	$4,250,314,037	$28,353,668,284
(c) Investments, at cost — Affiliated	$2,029,075,605	$2,352,698,667	$52,335,278,910	$1,024,271,100

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	105

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2021

	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$12,070,119,078	$10,388,296,601
Affiliated(c)	129,817,185	60,023,461
Cash	53,627	187,798
Cash pledged:
Futures contracts	894,620	1,587,190
Receivables:
Securities lending income — Affiliated	5,448	4,916
Capital shares sold	31,637	104,130
Dividends	2,902,987	11,454,842

Total assets	12,203,824,582	10,461,658,938

LIABILITIES
Collateral on securities loaned, at value	66,010,487	22,338,683
Payables:
Variation margin on futures contracts	181,957	379,146
Investment advisory fees	418,531	346,280

Total liabilities	66,610,975	23,064,109

NET ASSETS	$12,137,213,607	$10,438,594,829

NET ASSETS CONSIST OF:
Paid-in capital	$7,710,937,463	$9,487,226,295
Accumulated earnings	4,426,276,144	951,368,534

NET ASSETS	$12,137,213,607	$10,438,594,829

Shares outstanding	118,500,000	147,300,000

Net asset value	$102.42	$70.87

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$64,590,997	$21,297,252
(b) Investments, at cost — Unaffiliated	$7,572,098,194	$8,930,644,443
(c) Investments, at cost — Affiliated	$116,118,914	$52,820,682

See notes to financial statements.

106	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2021

	iShares Core S&P 500 ETF	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,000,794,886	$449,226,509	$27,729,831	$266,106,792
Dividends — Affiliated	9,288,353	3,597	398,641,800	1,070,842
Securities lending income — Affiliated — net	880,678	1,890,550	3,201,502	2,228,279
Foreign taxes withheld	(367,207)	—	(448,211)	(57,186)

Total investment income	2,010,596,710	451,120,656	429,124,922	269,348,727

EXPENSES
Investment advisory fees	43,274,950	15,926,336	20,906,233	6,054,084

Total expenses	43,274,950	15,926,336	20,906,233	6,054,084

Net investment income	1,967,321,760	435,194,320	408,218,689	263,294,643

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(427,307,753)	(209,669,513)	178,005,115	18,555,673
Investments — Affiliated	(270,414)	(48,923)	546,088,736	(21,363)
In-kind redemptions — Unaffiliated	12,088,780,390	2,397,004,699	101,904,227	412,718,716
In-kind redemptions — Affiliated	46,478,429	—	2,536,141,145	1,255,896
Futures contracts	67,692,260	(412,720)	7,599,879	10,767,871
Swaps	—	—	(41,719,725)	—

Net realized gain	11,775,372,912	2,186,873,543	3,328,019,377	443,276,793

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	10,382,291,292	(1,530,894,914)	165,903,277	2,256,078,492
Investments — Affiliated	46,626,074	(200,665)	(2,947,814,762)	9,112,035
Futures contracts	(28,082,829)	(952,784)	(6,156,992)	(3,457,311)
Swaps	—	277	66,955,963	—

Net change in unrealized appreciation (depreciation)	10,400,834,537	(1,532,048,086)	(2,721,112,514)	2,261,733,216

Net realized and unrealized gain	22,176,207,449	654,825,457	606,906,863	2,705,010,009

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,143,529,209	$1,090,019,777	$1,015,125,552	$2,968,304,652

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	107

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2021

	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated.	$42,599,977	$108,778,001
Dividends — Affiliated	474,024	196,552
Securities lending income — Affiliated — net	44,892	34,221
Foreign taxes withheld	(1,408)	(24,846)

Total investment income	43,117,485	108,983,928

EXPENSES
Investment advisory fees	2,359,323	2,046,782

Total expenses	2,359,323	2,046,782

Net investment income	40,758,162	106,937,146

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	7,253,357	(8,886,144)
Investments — Affiliated	(5,969)	(9,757)
In-kind redemptions — Unaffiliated	295,533,748	103,580,790
In-kind redemptions — Affiliated	1,050,197	334,538
Futures contracts	1,406,264	2,968,821

Net realized gain	305,237,597	97,988,248

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,028,237,271	147,155,129
Investments — Affiliated	3,649,799	1,459,212
Futures contracts	(735,642)	(967,312)

Net change in unrealized appreciation (depreciation)	1,031,151,428	147,647,029

Net realized and unrealized gain	1,336,389,025	245,635,277

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,377,147,187	$352,572,423

See notes to financial statements.

108	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,967,321,760	$3,555,473,653	$435,194,320	$647,520,949
Net realized gain	11,775,372,912	16,374,262,618	2,186,873,543	3,764,174,399
Net change in unrealized appreciation (depreciation)	10,400,834,537	71,920,026,648	(1,532,048,086)	23,665,510,073

Net increase in net assets resulting from operations	24,143,529,209	91,849,762,919	1,090,019,777	28,077,205,421

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,951,798,221)	(3,658,069,834)	(403,216,657)	(660,710,123)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,577,756,672	11,729,365,093	159,987,475	(2,001,076,312)

NET ASSETS
Total increase in net assets	24,769,487,660	99,921,058,178	846,790,595	25,415,418,986
Beginning of period	261,940,014,518	162,018,956,340	61,137,875,033	35,722,456,047

End of period	$286,709,502,178	$261,940,014,518	$61,984,665,628	$61,137,875,033

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	109

Statements of Changes in Net Assets (continued)

		iShares Core S&P Small-Cap ETF	iShares Core S&P Total U.S. Stock Market ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$408,218,689	$612,828,954	$263,294,643	$439,718,702
Net realized gain	3,328,019,377	2,574,221,048	443,276,793	1,001,914,387
Net change in unrealized appreciation (depreciation)	(2,721,112,514)	28,169,053,043	2,261,733,216	11,630,168,140

Net increase in net assets resulting from operations	1,015,125,552	31,356,103,045	2,968,304,652	13,071,801,229

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(472,827,487)	(624,215,143)	(249,632,910)	(462,019,285)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	17,653,562	5,677,792,081	2,697,716,780	2,016,661,633

NET ASSETS
Total increase in net assets	559,951,627	36,409,679,983	5,416,388,522	14,626,443,577
Beginning of period	68,273,012,085	31,863,332,102	36,065,476,282	21,439,032,705

End of period	$68,832,963,712	$68,273,012,085	$41,481,864,804	$36,065,476,282

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

110	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Core S&P U.S. Growth ETF		iShares Core S&P U.S. Value ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$40,758,162	$90,622,565	$106,937,146	$171,728,579
Net realized gain	305,237,597	808,873,464	97,988,248	167,316,774
Net change in unrealized appreciation (depreciation)	1,031,151,428	3,250,650,598	147,647,029	2,554,127,800

Net increase in net assets resulting from operations	1,377,147,187	4,150,146,627	352,572,423	2,893,173,153

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(39,520,863)	(94,097,632)	(101,369,679)	(176,376,851)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	337,840,024	(487,630,998)	1,102,525,081	1,097,687,768

NET ASSETS
Total increase in net assets	1,675,466,348	3,568,417,997	1,353,727,825	3,814,484,070
Beginning of period	10,461,747,259	6,893,329,262	9,084,867,004	5,270,382,934

End of period	$12,137,213,607	$10,461,747,259	$10,438,594,829	$9,084,867,004

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	111

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$397.36		$258.44	$284.57	$265.21	$237.21	$206.63

Net investment income(a)	2.95		5.60	5.90	5.38	5.00	4.53
Net realized and unrealized gain (loss)(b)	33.49		139.01	(25.20)	19.43	27.90	30.49

Net increase (decrease) from investment operations	36.44		144.61	(19.30)	24.81	32.90	35.02

Distributions(c)
From net investment income		(2.92)	(5.69)	(6.83)	(5.45)	(4.90)	(4.44)

Total distributions		(2.92)	(5.69)	(6.83)	(5.45)	(4.90)	(4.44)

Net asset value, end of period	$430.88		$397.36	$258.44	$284.57	$265.21	$237.21

Total Return(d)
Based on net asset value	9.16	%(e)	56.31%	(7.01)%	9.46%	13.95%	17.12%

Ratios to Average Net Assets
Total expenses	0.03	%(f)	0.03%	0.04%	0.04%	0.04%	0.05%

Net investment income	1.36	%(f)	1.64%	1.96%	1.95%	1.94%	2.05%

Supplemental Data
Net assets, end of period (000)	$286,709,502		$261,940,015	$162,018,956	$169,347,166	$140,335,431	$101,821,909

Portfolio turnover rate(g)	2	%(e)	5%	4%	5%	4%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

112	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$260.16		$143.87	$189.34	$187.51	$171.29	$144.16

Net investment income(a)	1.85		2.74	3.12	2.85	2.69	2.35
Net realized and unrealized gain (loss)(b)	2.80		116.36	(45.14)	1.84	15.96	27.42

Net increase (decrease) from investment operations	4.65		119.10	(42.02)	4.69	18.65	29.77

Distributions(c)
From net investment income		(1.72)	(2.81)	(3.45)	(2.86)	(2.43)	(2.64)

Total distributions		(1.72)	(2.81)	(3.45)	(2.86)	(2.43)	(2.64)

Net asset value, end of period	$263.09		$260.16	$143.87	$189.34	$187.51	$171.29

Total Return(d)
Based on net asset value	1.77	%(e)	83.36%	(22.53)%	2.50%	10.95%	20.81%

Ratios to Average Net Assets
Total expenses	0.05	%(f)	0.05%	0.07%	0.07%	0.07%	0.09%

Net investment income	1.37	%(f)	1.36%	1.62%	1.50%	1.49%	1.49%

Supplemental Data
Net assets, end of period (000)	$61,984,666		$61,137,875	$35,722,456	$48,206,329	$44,663,981	$39,234,502

Portfolio turnover rate(g)	9	%(e)	20%	15%	17%	10%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	113

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF

	Six Months Ended
	09/30/21		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/21		03/31/20	03/31/19	03/31/18	03/31/17 (a)

Net asset value, beginning of period	$108.34		$56.22		$77.13	$77.05	$69.23	$56.31

Net investment income(b)	0.65		1.03		1.06	1.09	0.98	0.87
Net realized and unrealized gain (loss)(c)	0.98		52.13		(20.77)	0.11	7.78	12.90

Net increase (decrease) from investment operations	1.63		53.16		(19.71)	1.20	8.76	13.77

Distributions(d)
From net investment income		(0.75)		(1.04)	(1.20)	(1.12)	(0.94)	(0.85)

Total distributions		(0.75)		(1.04)	(1.20)	(1.12)	(0.94)	(0.85)

Net asset value, end of period	$109.22		$108.34		$56.22	$77.13	$77.05	$69.23

Total Return(e)
Based on net asset value	1.50	%(f)	95.23	%(g)	(25.89)%	1.53%	12.71%	24.56%

Ratios to Average Net Assets
Total expenses	0.06	%(h)		0.06%	0.07%	0.07%	0.07%	0.09%

Net investment income	1.17	%(h)		1.28%	1.36%	1.35%	1.33%	1.38%

Supplemental Data
Net assets, end of period (000)	$68,832,964		$68,273,012		$31,863,332	$43,064,083	$36,636,388	$29,968,134

Portfolio turnover rate(i)	8	%(f)		20%	16%	14%	12%	13%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on January 18, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

114	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF

	Six Months Ended
	09/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/21	03/31/20	03/31/19	03/31/18	03/31/17 (a)

Net asset value, beginning of period	$91.51		$57.19	$64.40	$60.42	$54.02	$46.65

Net investment income(b)	0.65		1.20	1.27	1.19	1.09	1.00
Net realized and unrealized gain (loss)(c)	6.82		34.37	(7.09)	4.00	6.37	7.33

Net increase (decrease) from investment operations	7.47		35.57	(5.82)	5.19	7.46	8.33

Distributions(d)
From net investment income		(0.60)	(1.25)	(1.39)	(1.21)	(1.06)	(0.96)

Total distributions		(0.60)	(1.25)	(1.39)	(1.21)	(1.06)	(0.96)

Net asset value, end of period	$98.38		$91.51	$57.19	$64.40	$60.42	$54.02

Total Return(e)
Based on net asset value	8.16	%(f)	62.58%	(9.28)%	8.68%	13.88%	18.02%

Ratios to Average Net Assets
Total expenses	0.03	%(g)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	1.30	%(g)	1.54%	1.88%	1.90%	1.85%	1.99%

Supplemental Data
Net assets, end of period (000)	$41,481,865		$36,065,476	$21,439,033	$18,750,686	$12,948,631	$8,035,118

Portfolio turnover rate(h)	3	%(f)	5%	4%	6%	8%	8%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	115

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Growth ETF

	Six Months Ended
	09/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/21	03/31/20	03/31/19	03/31/18	03/31/17 (a)

Net asset value, beginning of period	$90.74		$57.16	$60.31	$54.56	$46.36	$40.53

Net investment income(b)	0.35		0.76	0.92	0.81	0.76	0.65
Net realized and unrealized gain (loss)(c)	11.67		33.62	(2.97)	5.68	8.16	5.77

Net increase (decrease) from investment operations	12.02		34.38	(2.05)	6.49	8.92	6.42

Distributions(d)
From net investment income		(0.34)	(0.80)	(1.10)	(0.74)	(0.72)	(0.59)

Total distributions		(0.34)	(0.80)	(1.10)	(0.74)	(0.72)	(0.59)

Net asset value, end of period	$102.42		$90.74	$57.16	$60.31	$54.56	$46.36

Total Return(e)
Based on net asset value	13.24	%(f)	60.34%	(3.54)%	11.95%	19.33%	15.98%

Ratios to Average Net Assets
Total expenses	0.04	%(g)	0.04%	0.04%	0.04%	0.05%	0.06%

Total expenses after fees waived	0.04	%(g)	0.04%	0.04%	0.04%	0.05%	0.06%

Net investment income	0.69	%(g)	0.96%	1.44%	1.41%	1.46%	1.51%

Supplemental Data
Net assets, end of period (000)	$12,137,214		$10,461,747	$6,893,329	$5,985,790	$3,693,673	$1,657,371

Portfolio turnover rate(h)	2	%(f)	14%	35%	31%	24%	43%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

116	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core S&P U.S. Value ETF

	Six Months Ended
	09/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/21	03/31/20	03/31/19	03/31/18	03/31/17 (a)

Net asset value, beginning of period	$68.82		$46.23	$54.82	$53.08	$50.45	$42.89

Net investment income(b)	0.76		1.43	1.45	1.37	1.28	1.12
Net realized and unrealized gain (loss)(c)	1.99		22.60	(8.57)	1.68	2.51	7.45

Net increase (decrease) from investment operations	2.75		24.03	(7.12)	3.05	3.79	8.57

Distributions(d)
From net investment income		(0.70)	(1.44)	(1.47)	(1.31)	(1.16)	(1.01)

Total distributions		(0.70)	(1.44)	(1.47)	(1.31)	(1.16)	(1.01)

Net asset value, end of period	$70.87		$68.82	$46.23	$54.82	$53.08	$50.45

Total Return(e)
Based on net asset value	3.97	%(f)	52.59%	(13.34)%	5.83%	7.55%	20.18%

Ratios to Average Net Assets
Total expenses	0.04	%(g)	0.04%	0.04%	0.04%	0.05%	0.06%

Total expenses after fees waived	0.04	%(g)	0.04%	0.04%	0.04%	0.05%	0.06%

Net investment income	2.09	%(g)	2.48%	2.52%	2.53%	2.42%	2.36%

Supplemental Data
Net assets, end of period (000)	$10,438,595		$9,084,867	$5,270,383	$5,208,349	$3,434,150	$1,692,709

Portfolio turnover rate(h)	2	%(f)	25%	34%	35%	27%	49%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	117

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified
Core S&P U.S. Growth(a)	Diversified
Core S&P U.S. Value	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

118	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P 500
Barclays Bank PLC	$142,458,264	$142,458,264		$—	$—
Barclays Capital, Inc.	6,472,489	6,472,489		—	—
BMO Capital Markets Corp.	82,017	82,017		—	—
BNP Paribas SA	50,137,142	50,137,142		—	—
BofA Securities, Inc.	54,500,772	54,500,772		—	—
Citigroup Global Markets, Inc.	120,252,103	120,252,103		—	—
Credit Suisse Securities (USA) LLC	4,685,576	4,685,576		—	—
Goldman Sachs & Co. LLC	57,162,983	57,162,983		—	—
HSBC Bank PLC	14,520,944	14,406,349		—	(114,595	)(b)
J.P. Morgan Securities LLC	94,915,416	94,915,416		—	—
Jefferies LLC	1,223,001	1,223,001		—	—
Morgan Stanley	20,171,898	20,171,898		—	—
National Financial Services LLC	586,080	586,080		—	—
Natixis S.A.	3,623,000	3,623,000		—	—
Scotia Capital (USA), Inc.	240,461,217	240,461,217		—	—
SG Americas Securities LLC	10,678,603	10,678,603		—	—
State Street Bank & Trust Co.	17,584,142	17,584,142		—	—
Toronto Dominion Bank	27,574,524	27,574,524		—	—
UBS AG	27,775,442	27,775,442		—	—
UBS Securities LLC	31,106,971	31,106,971		—	—
Virtu Americas LLC	2,846,513	2,846,513		—	—
Wells Fargo Bank N.A.	72,756	72,756		—	—
Wells Fargo Securities LLC	979,785	979,785		—	—

	$929,871,638	$929,757,043		$—	$(114,595)

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P Mid-Cap
Barclays Bank PLC	$87,074,490	$87,074,490		$—	$—
Barclays Capital, Inc.	39,598,816	39,598,816		—	—
BMO Capital Markets Corp.	45,112	45,112		—	—
BNP Paribas SA	99,425,212	99,425,212		—	—
BofA Securities, Inc.	103,629,227	103,629,227		—	—
Citigroup Global Markets, Inc.	212,228,125	212,228,125		—	—
Credit Suisse Securities (USA) LLC	13,636,233	13,636,233		—	—
Deutsche Bank Securities, Inc.	429,548	429,548		—	—
Goldman Sachs & Co. LLC	342,894,988	342,894,988		—	—
HSBC Bank PLC	35,519,702	35,519,702		—	—
ING Financial Markets LLC	11,470,852	11,470,852		—	—
J.P. Morgan Securities LLC	268,215,726	268,215,726		—	—
Jefferies LLC	193,941	193,941		—	—
Morgan Stanley	465,913,551	465,913,551		—	—
National Financial Services LLC	16,356,325	16,356,325		—	—
Natixis S.A.	707,057	707,057		—	—
Nomura Securities International, Inc.	14,115	14,115		—	—
RBC Capital Markets LLC	32,579,740	32,579,740		—	—
Scotia Capital (USA), Inc.	48,076,815	48,076,815		—	—
SG Americas Securities LLC	3,240,509	3,240,509		—	—
State Street Bank & Trust Co.	34,476,529	34,476,529		—	—
Toronto Dominion Bank	70,759,757	70,759,757		—	—
UBS AG	57,719,314	57,719,314		—	—
UBS Securities LLC	21,783,637	21,783,637		—	—
Virtu Americas LLC	3,471,204	3,471,204		—	—
Wells Fargo Bank N.A.	7,540,652	7,540,652		—	—
Wells Fargo Securities LLC	60,778,019	60,778,019		—	—

	$2,037,779,196	$2,037,779,196		$—	$—

Core S&P Small-Cap
Barclays Bank PLC	$102,047,390	$102,047,390		$—	$—
Barclays Capital, Inc.	22,888,687	22,888,687		—	—
BMO Capital Markets Corp.	2,412,562	2,412,562		—	—
BNP Paribas SA	305,401,755	305,401,755		—	—
BofA Securities, Inc.	110,435,237	110,435,237		—	—
Citadel Clearing LLC	24,016	24,016		—	—
Citigroup Global Markets, Inc.	106,397,886	106,397,886		—	—
Credit Suisse Securities (USA) LLC	54,689,456	54,689,456		—	—
Deutsche Bank Securities, Inc.	2,487,518	2,487,518		—	—
Goldman Sachs & Co. LLC	511,665,367	511,665,367		—	—
HSBC Bank PLC	6,643,239	6,643,239		—	—
ING Financial Markets LLC	53,970	53,970		—	—
J.P. Morgan Securities LLC	449,406,155	449,406,155		—	—
Jefferies LLC	6,082,820	6,082,820		—	—
Morgan Stanley	484,990,734	484,990,734		—	—
National Financial Services LLC	141,586,277	141,586,277		—	—
Nomura Securities International, Inc.	45,780	45,780		—	—
Pershing LLC	391,350	391,350		—	—
Scotia Capital (USA), Inc.	12,880,543	12,880,543		—	—
SG Americas Securities LLC	5,859,652	5,859,652		—	—
State Street Bank & Trust Co.	35,716,179	35,716,179		—	—
Toronto Dominion Bank	70,732,674	70,732,674		—	—
UBS AG	29,947,603	29,947,603		—	—
UBS Securities LLC	39,391,463	39,391,463		—	—
Virtu Americas LLC	3,967,144	3,967,144		—	—
Wells Fargo Bank N.A.	17,438,534	17,438,534		—	—
Wells Fargo Securities LLC	43,960,615	43,960,615		—	—

	$2,567,544,606	$2,567,544,606		$—	$—

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iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P Total U.S. Stock Market
Barclays Bank PLC	$71,488,525	$71,488,525		$—	$—
Barclays Capital, Inc.	5,206,216	5,206,216		—	—
BMO Capital Markets Corp.	644,145	631,888		—	(12,257	)(b)
BNP Paribas SA	75,279,343	75,279,343		—	—
BofA Securities, Inc.	128,112,136	128,112,136		—	—
Citadel Clearing LLC	3,842,785	3,842,785		—	—
Citigroup Global Markets, Inc.	90,923,489	90,923,489		—	—
Credit Suisse Securities (USA) LLC	31,577,482	31,577,482		—	—
Deutsche Bank Securities, Inc.	11,552,585	11,552,585		—	—
Goldman Sachs & Co. LLC	82,008,539	82,008,539		—	—
HSBC Bank PLC	2,292,517	2,292,517		—	—
ING Financial Markets LLC	575	575		—	—
J.P. Morgan Securities LLC	103,308,954	103,308,954		—	—
Jefferies LLC	1,917,160	1,894,831		—	(22,329	)(b)
Morgan Stanley	80,871,649	80,871,649		—	—
National Financial Services LLC	12,290,831	12,290,831		—	—
Natixis S.A.	5,483,105	5,483,105		—	—
Nomura Securities International, Inc.	815,124	801,569		—	(13,555	)(b)
Pershing LLC	585,108	585,108		—	—
RBC Capital Markets LLC	1,372,531	1,372,531		—	—
Scotia Capital (USA), Inc.	26,376,040	26,376,040		—	—
SG Americas Securities LLC	2,773,155	2,773,155		—	—
State Street Bank & Trust Co.	10,131,360	10,131,360		—	—
Toronto Dominion Bank	68,736,100	68,736,100		—	—
UBS AG	17,447,181	17,447,181		—	—
UBS Securities LLC	26,569,953	26,569,953		—	—
Virtu Americas LLC	933,768	933,768		—	—
Wells Fargo Bank N.A.	2,525,701	2,525,701		—	—
Wells Fargo Securities LLC	4,135,442	4,135,442		—	—

	$869,201,499	$869,153,358		$—	$(48,141)

Core S&P U.S. Growth
Barclays Bank PLC	$9,347,008	$9,347,008		$—	$—
Barclays Capital, Inc.	2,068,496	2,068,496		—	—
BNP Paribas SA	9,837,465	9,734,205		—	(103,260	)(b)
Citigroup Global Markets, Inc.	18,658,600	18,658,600		—	—
Credit Suisse Securities (USA) LLC	1,696,341	1,696,341		—	—
Goldman Sachs & Co. LLC	6,542,216	6,542,216		—	—
HSBC Bank PLC	14,796	14,796		—	—
J.P. Morgan Securities LLC	5,438,620	5,438,620		—	—
Morgan Stanley	3,944,391	3,944,391		—	—
National Financial Services LLC	355,271	355,271		—	—
State Street Bank & Trust Co.	4,626,814	4,626,814		—	—
UBS AG	178,252	178,252		—	—
UBS Securities LLC	1,520,970	1,520,970		—	—
Wells Fargo Securities LLC	361,757	361,757		—	—

	$64,590,997	$64,487,737		$—	$(103,260)

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P U.S. Value
Barclays Bank PLC	$321,946	$321,946		$—	$—
Barclays Capital, Inc.	586,080	586,080		—	—
BNP Paribas SA	8,977,191	8,977,191		—	—
BofA Securities, Inc.	290,528	290,528		—	—
Citadel Clearing LLC	878,574	878,574		—	—
Credit Suisse Securities (USA) LLC	305	305		—	—
Goldman Sachs & Co. LLC	1,510,900	1,510,900		—	—
J.P. Morgan Securities LLC	2,215,786	2,215,786		—	—
Morgan Stanley	4,117,539	4,117,539		—	—
National Financial Services LLC	1,328,800	1,328,800		—	—
State Street Bank & Trust Co.	948,942	948,942		—	—
Toronto Dominion Bank	17,707	17,707		—	—
UBS Securities LLC	23,764	23,764		—	—
Wells Fargo Securities LLC	79,190	79,190		—	—

	$21,297,252	$21,297,252		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the

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Notes to Financial Statements (unaudited) (continued)

instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Core S&P 500	0.03%
Core S&P Mid-Cap	0.05
Core S&P Small-Cap	0.06
Core S&P Total U.S. Stock Market	0.03
Core S&P U.S. Growth	0.04
Core S&P U.S. Value	0.04

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Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Core S&P 500	$377,434
Core S&P Mid-Cap	810,236
Core S&P Small-Cap	1,372,072
Core S&P Total U.S. Stock Market	812,826
Core S&P U.S. Growth	19,240
Core S&P U.S. Value	14,666

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core S&P 500	$1,987,409,455	$751,852,535	$(223,071,935)
Core S&P Mid-Cap	1,048,125,572	1,214,639,926	(225,799,494)
Core S&P Small-Cap	1,078,346,208	782,642,908	254,420,358
Core S&P Total U.S. Stock Market	132,596,418	192,915,819	(11,947,049)
Core S&P U.S. Growth	50,298,351	13,923,526	(577,490)
Core S&P U.S. Value	41,128,390	25,896,918	(2,990,454)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core S&P 500	$5,024,412,784	$5,249,534,172
Core S&P Mid-Cap	5,458,293,120	5,444,962,596
Core S&P Small-Cap	5,688,567,745	5,466,884,694
Core S&P Total U.S. Stock Market	1,249,819,304	1,246,791,773
Core S&P U.S. Growth	178,041,600	183,281,048
Core S&P U.S. Value	210,658,301	203,316,930

For the six months ended September 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core S&P 500	$29,821,616,016	$27,199,658,415
Core S&P Mid-Cap	5,531,296,208	5,360,804,201
Core S&P Small-Cap	4,590,192,721	4,674,788,597
Core S&P Total U.S. Stock Market	3,428,475,779	747,454,959
Core S&P U.S. Growth	894,165,903	556,713,925
Core S&P U.S. Value	1,434,031,504	335,452,241

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Core S&P 500	$4,128,046,808
Core S&P Mid-Cap	1,737,798,510
Core S&P Small-Cap	2,388,028,988
Core S&P Total U.S. Stock Market	358,810,939
Core S&P U.S. Growth	365,934,964
Core S&P U.S. Value	580,422,122

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core S&P 500	$220,210,069,514	$76,097,731,256	$(8,863,573,104)	$67,234,158,152
Core S&P Mid-Cap	51,067,228,161	15,304,181,866	(2,149,887,968)	13,154,293,898
Core S&P Small-Cap	57,423,332,430	17,956,502,909	(3,949,614,313)	14,006,888,596
Core S&P Total U.S. Stock Market	29,479,746,384	13,883,488,171	(1,016,290,571)	12,867,197,600
Core S&P U.S. Growth	7,713,464,409	4,546,999,275	(61,176,602)	4,485,822,673
Core S&P U.S. Value	9,019,117,809	1,639,444,404	(211,099,857)	1,428,344,547

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Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Year Ended 03/31/21

iShares ETF	Shares	Amount	Shares	Amount

Core S&P 500
Shares sold	69,400,000	$29,893,801,007	175,150,000	$61,202,856,824
Shares redeemed	(63,200,000)	(27,316,044,335)	(142,850,000)	(49,473,491,731)

Net increase	6,200,000	$2,577,756,672	32,300,000	$11,729,365,093

Core S&P Mid-Cap
Shares sold	20,750,000	$5,597,254,980	34,950,000	$7,366,222,576
Shares redeemed	(20,150,000)	(5,437,267,505)	(48,250,000)	(9,367,298,888)

Net increase (decrease)	600,000	$159,987,475	(13,300,000)	$(2,001,076,312)

Core S&P Small-Cap
Shares sold	49,350,000	$5,479,269,499	140,250,000	$11,820,860,552
Shares redeemed	(49,250,000)	(5,461,615,937)	(76,850,000)	(6,143,068,471)

Net increase	100,000	$17,653,562	63,400,000	$5,677,792,081

Core S&P Total U.S. Stock Market
Shares sold	35,100,000	$3,450,321,785	57,550,000	$4,688,274,607
Shares redeemed	(7,550,000)	(752,605,005)	(38,350,000)	(2,671,612,974)

Net increase	27,550,000	$2,697,716,780	19,200,000	$2,016,661,633

Core S&P U.S. Growth
Shares sold	8,750,000	$895,666,979	22,000,000	$1,801,756,906
Shares redeemed	(5,550,000)	(557,826,955)	(27,300,000)	(2,289,387,904)

Net increase (decrease)	3,200,000	$337,840,024	(5,300,000)	$(487,630,998)

Core S&P U.S. Value
Shares sold	19,950,000	$1,439,016,370	41,100,000	$2,470,343,171
Shares redeemed	(4,650,000)	(336,491,289)	(23,100,000)	(1,372,655,403)

Net increase	15,300,000	$1,102,525,081	18,000,000	$1,097,687,768

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

11.	LEGAL PROCEEDINGS

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Core S&P 500 ETF, iShares Core S&P Total U.S. Stock Market ETF and iShares Core S&P U.S. Value ETF received proceeds of $3,938,764, $41,582 and $255,306, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to an appeal which remains pending. The outcome of this appeal could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

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Board Review and Approval of Investment Advisory Contract  (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service

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Board Review and Approval of Investment Advisory Contract  (continued)

providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core S&P 500(a)	$2.783370	$—	$0.134394	$2.917764	95%	—%	5%	100%
Core S&P Mid-Cap(a)	1.632328	—	0.084748	1.717076	95	—	5	100
Core S&P Small-Cap(a)	0.704978	—	0.048895	0.753873	94	—	6	100
Core S&P Total U.S. Stock Market(a)	0.591878	—	0.010505	0.602383	98	—	2	100
Core S&P U.S. Growth(a)	0.335254	—	0.003848	0.339102	99	—	1	100
Core S&P U.S. Value(a)	0.688831	—	0.010391	0.699222	99	—	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	135

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

Counterparty Abbreviations

HSBC	HSBC Bank PLC

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Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-302-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Global 100 ETF | IOO | NYSE Arca
•	iShares Global Infrastructure ETF | IGF | NASDAQ
•	iShares Global Timber & Forestry ETF | WOOD | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.18%	30.00%
U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68
International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73
Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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Fund Summary as of September 30, 2021	iShares® Global 100 ETF

Investment Objective

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	8.75%	28.33%	16.06%	12.98%	28.33%	110.59%	238.86%
Fund Market	8.73	28.38	16.09	13.06	28.38	110.87	241.35
Index	8.95	28.55	15.99	12.88	28.55	109.98	236.02

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,087.50	$ 2.09		$ 1,000.00	$ 1,023.10	$ 2.03		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	29.2%
Consumer Discretionary	14.5
Health Care	12.0
Consumer Staples	10.8
Financials	10.4
Communication Services	9.6
Industrials	5.7
Energy	4.7
Materials	1.7
Other (each representing less than 1%)	1.4

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	72.8%
United Kingdom	6.5
Switzerland	5.4
France	4.3
Japan	3.5
Germany	3.4
South Korea	1.8
Spain	0.8
Australia	0.8
Netherlands	0.6

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® Global Infrastructure ETF

Investment Objective

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.26%	22.04%	5.15%	7.06%	22.04%	28.56%	97.85%
Fund Market	3.30	22.31	5.11	7.18	22.31	28.32	100.03
Index	3.44	22.13	5.02	6.92	22.13	27.73	95.18

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,032.60	$ 2.09		$ 1,000.00	$ 1,023.00	$ 2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Electric Utilities	23.2%
Airport Services	20.9
Oil & Gas Storage & Transportation	20.8
Highways & Railtracks	14.7
Multi-Utilities	12.7
Marine Ports & Services	4.4
Water Utilities	1.5
Other (each representing less than 1%)	1.8

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	35.7%
Australia	11.5
Canada	10.8
Spain	7.4
Italy	6.7
China	5.6
France	4.9
Mexico	3.7
Germany	3.4
New Zealand	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2021	iShares® Global Timber & Forestry ETF

Investment Objective

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the S&P Global Timber & Forestry IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.90%	33.50%	13.15%	11.34%	33.50%	85.50%	192.71%
Fund Market	0.76	33.75	13.11	11.47	33.75	85.16	196.23
Index	1.09	33.78	13.10	11.12	33.78	85.10	187.06

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,009.00	$ 2.06		$ 1,000.00	$ 1,023.00	$ 2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Paper Products	30.9%
Specialized REITs	24.2
Forest Products	22.9
Paper Packaging	18.6
Homebuilding	3.4

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	34.9%
Canada	15.2
Sweden	14.8
Japan	9.4
Finland	9.2
Brazil	7.5
United Kingdom	3.8
Ireland	3.8
South Africa	1.4

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) September 30, 2021	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
BHP Group Ltd.	550,520	$14,703,201
Rio Tinto PLC	198,610	13,019,308

		27,722,509

France — 4.3%
AXA SA	388,248	10,759,612
Cie. de Saint-Gobain	98,750	6,645,580
Engie SA	327,050	4,278,858
L’Oreal SA	45,869	18,980,776
LVMH Moet Hennessy Louis Vuitton SE	49,952	35,778,799
Orange SA	351,955	3,806,345
Sanofi	214,719	20,669,711
Schneider Electric SE	106,049	17,662,871
TotalEnergies SE	464,017	22,179,058
Vivendi SE	150,768	1,898,161

		142,659,771

Germany — 3.3%
Allianz SE, Registered	76,984	17,247,923
BASF SE	171,150	12,974,919
Bayer AG, Registered	183,776	9,974,529
Daimler AG, Registered	156,018	13,765,731
Deutsche Bank AG, Registered(a)	388,882	4,941,813
Deutsche Telekom AG, Registered	605,526	12,143,335
E.ON SE	414,280	5,056,576
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	26,034	7,103,878
RWE AG	126,996	4,478,942
Siemens AG, Registered	148,908	24,354,052

		112,041,698

Japan — 3.5%
Bridgestone Corp.	114,700	5,426,594
Canon Inc.	198,350	4,853,238
Honda Motor Co. Ltd.	321,100	9,871,835
Mitsubishi UFJ Financial Group Inc.	2,408,600	14,238,026
Nissan Motor Co. Ltd.(a)	454,700	2,272,348
Panasonic Corp.	431,100	5,343,656
Seven & i Holdings Co. Ltd.	147,420	6,711,214
Sony Group Corp.	235,600	26,155,994
Toyota Motor Corp.	2,406,500	42,877,540

		117,750,445

Luxembourg — 0.1%
Societe Generale SA	145,917	4,569,367

Netherlands — 0.6%
ING Groep NV	729,959	10,612,510
Koninklijke Philips NV	169,778	7,542,711

		18,155,221

South Korea — 1.8%
Samsung Electronics Co. Ltd.	958,625	59,429,574

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	1,245,031	8,217,957
Banco Santander SA	3,245,398	11,756,009
Repsol SA	258,201	3,370,439
Telefonica SA	996,390	4,675,636

		28,020,041

Switzerland — 5.4%
ABB Ltd., Registered	332,897	11,136,008

Security	Shares	Value

Switzerland (continued)
Credit Suisse Group AG, Registered	468,456	$4,626,594
Nestle SA, Registered	525,618	63,331,723
Novartis AG, Registered	454,868	37,298,792
Roche Holding AG, Bearer	5,045	2,070,589
Roche Holding AG, NVS	131,183	47,877,827
Swiss Re AG	54,142	4,621,028
UBS Group AG, Registered	690,012	11,013,704

		181,976,265

United Kingdom — 6.5%
Anglo American PLC	254,592	8,923,105
AstraZeneca PLC	289,252	34,859,995
Aviva PLC	740,251	3,923,239
Barclays PLC	2,975,974	7,561,882
BP PLC	3,802,224	17,318,570
Diageo PLC	434,760	21,048,909
GlaxoSmithKline PLC	933,285	17,614,044
HSBC Holdings PLC	3,881,870	20,297,049
National Grid PLC	721,094	8,592,351
Prudential PLC	486,555	9,441,799
Royal Dutch Shell PLC, Class A	765,785	17,030,426
Royal Dutch Shell PLC, Class B	692,020	15,332,817
Standard Chartered PLC	487,716	2,851,079
Unilever PLC	491,576	26,613,102
Vodafone Group PLC	4,974,773	7,570,071

		218,978,438

United States — 72.6%
3M Co.	107,970	18,940,097
Abbott Laboratories	330,711	39,066,890
Alphabet Inc., Class A(a)	56,219	150,302,621
Alphabet Inc., Class C, NVS(a)	52,608	140,216,628
Amazon.com Inc.(a)	81,324	267,152,593
American Tower Corp.	84,984	22,555,603
Aon PLC, Class A	41,938	11,984,622
Apple Inc.	2,932,194	414,905,451
Bristol-Myers Squibb Co.	415,663	24,594,780
Caterpillar Inc.	101,946	19,570,574
Chevron Corp.	361,101	36,633,696
Citigroup Inc.	377,699	26,506,916
Coca-Cola Co. (The)	725,401	38,061,790
Colgate-Palmolive Co.	157,410	11,897,048
DuPont de Nemours Inc.	99,035	6,733,390
Emerson Electric Co.	112,018	10,552,096
Exxon Mobil Corp.	790,493	46,496,798
Ford Motor Co.(a)	733,005	10,379,351
General Electric Co.	204,393	21,058,611
Goldman Sachs Group Inc. (The)	62,985	23,810,220
Honeywell International Inc.	129,081	27,401,315
HP Inc.	223,585	6,117,286
Intel Corp.	757,525	40,360,932
International Business Machines Corp.	167,361	23,251,464
Jackson Financial Inc., Class A(a)	12,163	316,238
Johnson & Johnson	491,538	79,383,387
Johnson Controls International PLC	133,595	9,095,148
JPMorgan Chase & Co.	557,950	91,330,835
Kimberly-Clark Corp.	63,145	8,362,924
Marsh & McLennan Companies Inc.	94,421	14,298,172
McDonald’s Corp.	139,443	33,621,102
Merck & Co. Inc.	472,681	35,503,070
Microsoft Corp.	1,403,184	395,585,633

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Morgan Stanley	272,011	$26,469,390
Nike Inc., Class B	238,645	34,658,413
PepsiCo Inc.	258,069	38,816,158
Pfizer Inc.	1,046,883	45,026,438
Philip Morris International Inc.	290,081	27,496,778
Procter & Gamble Co. (The)	453,250	63,364,350
Raytheon Technologies Corp.	282,024	24,242,783
Texas Instruments Inc.	172,394	33,135,851
Walmart Inc.	266,230	37,107,137

		2,436,364,579

Total Common Stocks — 99.7% (Cost: $2,187,419,412)		3,347,667,908

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	3,756,000	3,756,000

Total Short-Term Investments — 0.1% (Cost: $3,756,000)		3,756,000

Total Investments in Securities — 99.8% (Cost: $2,191,175,412)		3,351,423,908

Other Assets, Less Liabilities — 0.2%		6,362,082

Net Assets — 100.0%		$3,357,785,990

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$7,589	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,816,000	940,000	(b)	—	—	—	3,756,000	3,756,000	176		—

					$—	$—	$3,756,000		$7,765		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	20	12/17/21	$935	$(26,556)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global 100 ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

FTSE 100 Index	11	12/17/21	$1,044	$(3,125)
S&P 500 E-Mini Index	40	12/17/21	8,595	(272,322)

				$(302,003)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$302,003

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,190,536

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(413,965)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,331,335

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,436,364,579	$911,303,329	$—	$3,347,667,908
Money Market Funds	3,756,000	—	—	3,756,000

	$2,440,120,579	$911,303,329	$—	$3,351,423,908

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(272,322)	$(29,681)	$—	$(302,003)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.5%
Atlas Arteria Ltd.	11,329,216	$52,238,731
Qube Holdings Ltd.	22,527,586	52,716,840
Sydney Airport(a)	15,621,537	91,742,635
Transurban Group	13,138,381	132,414,765
Transurban Group, NVS	1,705,251	17,456,601

		346,569,572

Brazil — 0.4%
Centrais Eletricas Brasileiras SA, ADR(b)	452,104	3,209,938
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	416,352	2,947,772
Ultrapar Participacoes SA, ADR	1,610,947	4,349,557

		10,507,267

Canada — 10.7%
Enbridge Inc.	3,849,457	153,358,282
Gibson Energy Inc.	325,548	5,978,404
Keyera Corp.	491,234	12,360,357
Pembina Pipeline Corp.	1,222,474	38,751,248
TC Energy Corp.	2,176,316	104,743,584
Westshore Terminals Investment Corp.	463,319	8,943,747

		324,135,622

Chile — 0.1%
Enel Americas SA, ADR(b)	484,841	2,836,320

China — 5.6%
Beijing Capital International Airport Co. Ltd., Class H(a)	19,316,000	11,323,419
China Gas Holdings Ltd.	3,084,000	9,108,415
China Longyuan Power Group Corp. Ltd., Class H	4,193,000	10,288,813
China Merchants Port Holdings Co. Ltd.	15,918,000	27,220,008
China Resources Gas Group Ltd.	1,132,000	5,947,448
China Resources Power Holdings Co. Ltd.	2,234,000	6,442,589
COSCO SHIPPING Ports Ltd.	19,582,000	16,954,221
Guangdong Investment Ltd.	3,612,000	4,713,389
Hainan Meilan International Airport Co. Ltd., Class H(a)	1,582,000	6,624,986
Jiangsu Expressway Co. Ltd., Class H	14,436,000	14,586,853
Kunlun Energy Co. Ltd.	5,000,000	5,206,150
Shenzhen Expressway Co. Ltd., Class H	8,212,000	8,143,801
Shenzhen International Holdings Ltd.	15,528,500	20,018,565
Yuexiu Transport Infrastructure Ltd.	11,068,000	7,364,781
Zhejiang Expressway Co. Ltd., Class H	16,938,000	13,968,767

		167,912,205

Denmark — 1.0%
Orsted A/S(c)	237,480	31,303,317

France — 4.9%
Aeroports de Paris(a)	303,956	38,712,089
Engie SA	2,231,740	29,198,285
Getlink SE	5,132,901	80,184,308

		148,094,682

Germany — 3.3%
E.ON SE	2,818,452	34,401,169
Fraport AG Frankfurt Airport Services Worldwide(a)	436,947	30,251,951
Hamburger Hafen und Logistik AG	275,462	6,190,179
RWE AG	848,905	29,939,495

		100,782,794

Italy — 6.7%
Atlantia SpA(a)	5,950,718	112,300,041
Enav SpA(a)(c)	3,007,911	14,043,871

Security	Shares	Value

Italy (continued)
Enel SpA	9,699,820	$74,448,226

		200,792,138

Japan — 2.0%
Iwatani Corp.	118,400	6,920,768
Japan Airport Terminal Co. Ltd.(a)	1,100,400	54,001,480

		60,922,248

Mexico — 3.7%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(a)(b)	406,389	19,039,325
Grupo Aeroportuario del Pacifico SAB de CV, ADR(b)	412,138	47,939,892
Grupo Aeroportuario del Sureste SAB de CV, ADR(b)	232,375	43,454,125

		110,433,342

Netherlands — 0.2%
Koninklijke Vopak NV	145,322	5,726,042

New Zealand — 2.5%
Auckland International Airport Ltd.(a)	14,265,454	76,681,938

Singapore — 0.5%
Hutchison Port Holdings Trust, Class U(b)	59,686,200	14,243,634

Spain — 7.4%
Aena SME SA(a)(c)	868,281	150,161,941
Iberdrola SA	7,272,521	73,164,671

		223,326,612

Switzerland — 1.3%
Flughafen Zurich AG, Registered(a)	224,870	40,063,693

United Kingdom — 2.2%
James Fisher & Sons PLC	466,793	5,402,741
John Menzies PLC(a)	989,841	4,177,646
National Grid PLC	4,866,155	57,983,721

		67,564,108

United States — 35.5%
American Electric Power Co. Inc.	627,999	50,980,959
American Water Works Co. Inc.	227,844	38,514,750
Cheniere Energy Inc.(a)	524,198	51,198,419
Consolidated Edison Inc.	443,624	32,202,666
Dominion Energy Inc.	1,014,948	74,111,503
DTE Midstream LLC(a)	215,285	9,954,778
Duke Energy Corp.	965,802	94,252,617
Equitrans Midstream Corp.	903,623	9,162,737
Eversource Energy	431,398	35,271,100
Exelon Corp.	1,227,540	59,339,284
Kinder Morgan Inc.	4,332,207	72,477,823
NextEra Energy Inc.	1,840,666	144,529,094
ONEOK Inc.	990,503	57,439,269
Public Service Enterprise Group Inc.	634,685	38,652,317
Sempra Energy	400,874	50,710,561
Southern Co. (The)	1,329,216	82,371,516
Targa Resources Corp.	508,197	25,008,374
WEC Energy Group Inc.	395,987	34,926,053
Williams Companies Inc. (The)	2,700,304	70,045,886
Xcel Energy Inc.	675,936	42,246,000

		1,073,395,706

Total Common Stocks — 99.5% (Cost: $2,792,131,051)		3,005,291,240

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	1,414,514	$3,564,575

Total Preferred Stocks — 0.1% (Cost: $2,988,204)		3,564,575

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	4,764,496	4,766,878
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,640,000	1,640,000

		6,406,878

Total Short-Term Investments — 0.2% (Cost: $6,404,788)		6,406,878

Total Investments in Securities — 99.8% (Cost: $2,801,524,043)		3,015,262,693

Other Assets, Less Liabilities — 0.2%		6,937,012

Net Assets — 100.0%		$3,022,199,705

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,584,799	$—	$(821,022	)(a)	$3,241	$(140)	$4,766,878	4,764,496	$364,948	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,458,000	—	(3,818,000	)(a)	—	—	1,640,000	1,640,000	209		—

					$3,241	$(140)	$6,406,878		$365,157		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	34	10/15/21	$3,466	$(4,288)
S&P/TSX 60 Index	28	12/16/21	5,288	(93,918)
SPI 200 Index	22	12/16/21	2,854	(65,350)

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Infrastructure ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	48	12/17/21	$1,907	$(60,399)

				$(223,955)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$223,955

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$2,120,472

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(230,864)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,116,612

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,710,344,114	$1,294,947,126	$—	$3,005,291,240
Preferred Stocks	3,564,575	—	—	3,564,575
Money Market Funds	6,406,878	—	—	6,406,878

	$1,720,315,567	$1,294,947,126	$—	$3,015,262,693

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(154,317)	$(69,638)	$—	$(223,955)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) September 30, 2021	iShares® Global Timber & Forestry ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.5%
Klabin SA(a)	2,260,697	$10,050,310
Suzano SA(a)	1,207,161	12,085,464

		22,135,774

Canada — 15.3%
Canfor Corp.(a)	342,207	7,516,342
Interfor Corp.	353,724	8,735,581
West Fraser Timber Co. Ltd.	302,046	25,439,971
Western Forest Products Inc.	2,010,613	3,492,301

		45,184,195

Finland — 9.2%
Metsa Board OYJ	496,001	4,643,026
Stora Enso OYJ, Class R	681,674	11,354,250
UPM-Kymmene OYJ	320,526	11,344,763

		27,342,039

Ireland — 3.8%
Smurfit Kappa Group PLC	216,536	11,400,273

Japan — 9.4%
Daio Paper Corp.	354,200	6,632,120
Oji Holdings Corp.	2,212,600	11,148,676
Sumitomo Forestry Co. Ltd.	528,500	10,038,042

		27,818,838

South Africa — 1.4%
Sappi Ltd.(a)	1,584,433	4,208,671

Sweden — 14.9%
BillerudKorsnas AB	512,049	9,753,658
Holmen AB, Class B	258,884	11,369,825
Svenska Cellulosa AB SCA, Class B	1,479,834	22,934,564

		44,058,047

Security	Shares	Value

United Kingdom — 3.9%
Mondi PLC	466,094	$11,422,093

United States — 35.0%
CatchMark Timber Trust Inc., Class A	273,298	3,244,047
Domtar Corp.(a)	140,729	7,675,360
International Paper Co.	213,557	11,942,108
PotlatchDeltic Corp.	374,716	19,327,851
Rayonier Inc.	714,990	25,510,843
Westrock Co.	244,711	12,193,949
Weyerhaeuser Co.	668,895	23,792,595

		103,686,753

Total Common Stocks — 100.4% (Cost: $285,790,163)		297,256,683

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	480,000	480,000

Total Short-Term Investments — 0.2% (Cost: $480,000)		480,000

Total Investments in Securities — 100.6% (Cost: $286,270,163)		297,736,683

Other Assets, Less Liabilities — (0.6)%		(1,741,029)

Net Assets — 100.0%		$295,995,654

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—		$—	$—	$—	—	$1,148	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	—		(50,000	)(b)	—	—	480,000	480,000	8		—

						$—	$—	$480,000		$1,156		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Timber & Forestry ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	6	12/17/21	$1,289	$(40,895)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts	$40,895

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$191,928

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(54,336)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,519,868

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$175,215,393	$122,041,290	$—	$297,256,683
Money Market Funds	480,000	—	—	480,000

	$175,695,393	$122,041,290	$—	$297,736,683

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(40,895)	$—	$—	$(40,895)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Statements of Assets and Liabilities (unaudited)

September 30, 2021

	iShares Global 100 ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,347,667,908	$3,008,855,815	$297,256,683
Affiliated(c)	3,756,000	6,406,878	480,000
Cash	8,457	22,768	2,190
Foreign currency, at value(d)	2,258,878	3,871,576	341,157
Cash pledged:
Futures contracts	465,000	113,000	70,000
Foreign currency collateral pledged:
Futures contracts(e)	163,629	765,232	—
Receivables:
Investments sold	—	134,927,912	14,139,074
Securities lending income — Affiliated	—	3,236	—
Dividends	3,600,492	7,337,212	299,177
Tax reclaims	1,104,216	237,489	259,041
Foreign withholding tax claims	23,023	—	—

Total assets	3,359,047,603	3,162,541,118	312,847,322

LIABILITIES
Collateral on securities loaned, at value	—	4,755,865	—
Payables:
Investments purchased	3,040	134,478,504	16,254,064
Variation margin on futures contracts	114,939	97,616	15,600
Capital shares redeemed	—	—	479,627
Investment advisory fees	1,143,404	1,009,428	102,377
Professional fees	230	—	—

Total liabilities	1,261,613	140,341,413	16,851,668

NET ASSETS	$3,357,785,990	$3,022,199,705	$295,995,654

NET ASSETS CONSIST OF:
Paid-in capital	$2,308,083,141	$3,122,266,970	$269,056,782
Accumulated earnings (loss)	1,049,702,849	(100,067,265)	26,938,872

NET ASSETS	$3,357,785,990	$3,022,199,705	$295,995,654

Shares outstanding	47,250,000	65,900,000	3,480,000

Net asset value	$71.06	$45.86	$85.06

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$—	$4,324,519	$—
(b) Investments, at cost — Unaffiliated	$2,187,419,412	$2,795,119,255	$285,790,163
(c) Investments, at cost — Affiliated	$3,756,000	$6,404,788	$480,000
(d) Foreign currency, at cost	$2,266,511	$3,848,000	$341,398
(e) Foreign currency collateral pledged, at cost	$170,343	$794,092	$—

See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2021

	iShares Global 100 ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$36,919,778	$57,302,371	$3,351,430
Dividends — Affiliated	176	209	8
Securities lending income — Affiliated — net	7,589	364,948	1,148
Foreign taxes withheld	(3,214,226)	(3,146,425)	(360,580)

Total investment income	33,713,317	54,521,103	2,992,006

EXPENSES
Investment advisory fees	6,645,136	6,327,932	734,650
Commitment fees	—	3,354	1,282

Total expenses	6,645,136	6,331,286	735,932

Net investment income	27,068,181	48,189,817	2,256,074

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(7,256,878)	(10,381,376)	(2,650,334)
Investments — Affiliated	—	3,241	—
In-kind redemptions — Unaffiliated	25,606,875	34,195,740	37,265,480
Futures contracts	1,190,536	2,120,472	191,928
Foreign currency transactions	(78,224)	(701,572)	(45,353)

Net realized gain	19,462,309	25,236,505	34,761,721

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	215,853,196	27,922,363	(39,531,027)
Investments — Affiliated	—	(140)	—
Futures contracts	(413,965)	(230,864)	(54,336)
Foreign currency translations	(36,823)	(760)	6,126

Net change in unrealized appreciation (depreciation)	215,402,408	27,690,599	(39,579,237)

Net realized and unrealized gain (loss)	234,864,717	52,927,104	(4,817,516)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$261,932,898	$101,116,921	$(2,561,442)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Changes in Net Assets

	iShares Global 100 ETF		iShares Global Infrastructure ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$27,068,181	$43,191,067	$48,189,817	$78,913,924
Net realized gain (loss)	19,462,309	102,579,128	25,236,505	(62,569,876)
Net change in unrealized appreciation (depreciation)	215,402,408	815,086,813	27,690,599	916,470,827

Net increase in net assets resulting from operations	261,932,898	960,857,008	101,116,921	932,814,875

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(28,825,936)	(40,952,429)	(44,726,946)	(76,623,860)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	151,613,988	197,592,141	(97,810,199)	(534,217,723)

NET ASSETS
Total increase (decrease) in net assets	384,720,950	1,117,496,720	(41,420,224)	321,973,292
Beginning of period	2,973,065,040	1,855,568,320	3,063,619,929	2,741,646,637

End of period	$3,357,785,990	$2,973,065,040	$3,022,199,705	$3,063,619,929

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Global Timber & Forestry ETF
	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,256,074	$2,792,041
Net realized gain (loss)	34,761,721	(6,301,390)
Net change in unrealized appreciation (depreciation)	(39,579,237)	136,206,632

Net increase (decrease) in net assets resulting from operations	(2,561,442)	132,697,283

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,883,911)	(2,647,161)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(29,608,604)	28,821,616

NET ASSETS
Total increase (decrease) in net assets	(36,053,957)	158,871,738
Beginning of period	332,049,611	173,177,873

End of period	$295,995,654	$332,049,611

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17	(a)

Net asset value, beginning of period	$65.92		$44.71	$47.57	$45.54	$40.90	$36.07

Net investment income(b)	0.58		0.99	1.06	1.14	1.02	1.05
Net realized and unrealized gain (loss)(c)	5.18		21.16	(2.83)	1.97	4.65	4.84

Net increase (decrease) from investment operations	5.76		22.15	(1.77)	3.11	5.67	5.89

Distributions(d)
From net investment income	(0.62)		(0.94)	(1.09)	(1.08)	(1.03)	(1.06)

Total distributions	(0.62)		(0.94)	(1.09)	(1.08)	(1.03)	(1.06)

Net asset value, end of period	$71.06		$65.92	$44.71	$47.57	$45.54	$40.90

Total Return(e)
Based on net asset value	8.75	%(f)	49.88%	(3.91)%	7.00%	13.97%	16.66	%(g)

Ratios to Average Net Assets
Total expenses	0.40	%(h)	0.40%	0.40%	0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.40%	N/A	N/A	0.40%

Net investment income	1.63	%(h)	1.71%	2.11%	2.46%	2.30%	2.78%

Supplemental Data
Net assets, end of period (000)	$3,357,786		$2,973,065	$1,855,568	$2,031,281	$1,780,507	$1,590,950

Portfolio turnover rate(i)	1	%(f)	3%	5%	9%	8%	5%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Total return by 0.01%
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21		Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$45.05		$33.89		$44.78	$42.73	$42.18	$39.18

Net investment income(a)	0.72		1.04		1.54	1.34	1.44	1.29
Net realized and unrealized gain (loss)(b)	0.77		11.14		(10.86)	2.10	0.45	2.88

Net increase (decrease) from investment operations	1.49		12.18		(9.32)	3.44	1.89	4.17

Distributions(c)
From net investment income	(0.68)		(1.02)		(1.57)	(1.39)	(1.34)	(1.17)

Total distributions	(0.68)		(1.02)		(1.57)	(1.39)	(1.34)	(1.17)

Net asset value, end of period	$45.86		$45.05		$33.89	$44.78	$42.73	$42.18

Total Return(d)
Based on net asset value	3.26	%(e)	36.27	%(f)	(21.75)%	8.40%	4.37%	10.85%

Ratios to Average Net Assets
Total expenses	0.41	%(g)	0.43%		0.46%	0.46%	0.47%	0.48%

Net investment income	3.10	%(g)	2.57%		3.38%	3.15%	3.24%	3.22%

Supplemental Data
Net assets, end of period (000)	$3,022,200		$3,063,620		$2,741,647	$2,825,830	$2,503,687	$1,560,481

Portfolio turnover rate(h)	7	%(e)	25%		9%	19%	11%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$85.14		$48.10	$63.82	$78.11	$57.39	$47.07

Net investment income(a)	0.56		0.78	0.79	1.57	0.82	1.06	(b)
Net realized and unrealized gain (loss)(c)	0.22		37.04	(15.27)	(14.25)	20.75	10.14

Net increase (decrease) from investment operations	0.78		37.82	(14.48)	(12.68)	21.57	11.20

Distributions(d)
From net investment income	(0.86)		(0.78)	(1.24)	(1.61)	(0.85)	(0.88)

Total distributions	(0.86)		(0.78)	(1.24)	(1.61)	(0.85)	(0.88)

Net asset value, end of period	$85.06		$85.14	$48.10	$63.82	$78.11	$57.39

Total Return(e)
Based on net asset value	0.90	%(f)	79.23%	(23.04)%	(16.22)%	37.92%	24.18	%(b)

Ratios to Average Net Assets
Total expenses	0.41	%(g)	0.43%	0.46%	0.46%	0.47%	0.51%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	N/A	0.46%	N/A	0.48%

Net investment income	1.25	%(g)	1.15%	1.30%	2.17%	1.21%	2.09	%(b)

Supplemental Data
Net assets, end of period (000)	$295,996		$332,050	$173,178	$279,553	$440,542	$234,161

Portfolio turnover rate(h)	9	%(f)	14%	10%	18%	31%	17%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.14.
•	Total return by 0.30%.
•	Ratio of net investment income to average net assets by 0.27%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100	Diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Global Infrastructure
Citigroup Global Markets, Inc.	$729,300	$729,300		$—	$—
Goldman Sachs & Co. LLC	84,330	84,330		—	—
HSBC Bank PLC	55,845	55,845		—	—
J.P. Morgan Securities LLC	428,840	428,840		—	—
Morgan Stanley	2,024,920	2,024,920		—	—
State Street Bank & Trust Co.	847,671	847,319		—	(352	)(b)
UBS AG	60,583	60,583		—	—
UBS Securities LLC	93,030	93,030		—	—

	$4,324,519	$4,324,167		$—	$(352)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (unaudited) (continued)

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078

Prior to July 14, 2021, for its investment advisory services to each of the iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA was entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.480%
Over $10 billion, up to and including $20 billion	0.430
Over $20 billion, up to and including $30 billion	0.380
Over $30 billion	0.342

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statements of operations. For the six months ended September 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Global 100	$2,279
Global Infrastructure	88,141
Global Timber & Forestry	492

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Global 100	$5,525,340	$980,724	$(318,243)
Global Infrastructure	1,932,556	5,671,413	(502,689)
Global Timber & Forestry	550,236	224,733	(29,959)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.    PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Global 100	$65,690,323	$43,739,391
Global Infrastructure	315,947,974	219,044,122
Global Timber & Forestry	30,000,424	32,616,659

For the six months ended September 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Global 100	$177,096,065	$42,603,796
Global Infrastructure	13,003,274	145,859,854
Global Timber & Forestry	113,973,933	137,848,023

8.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Global 100	$109,913,744
Global Infrastructure	316,510,669
Global Timber & Forestry	15,058,197

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Global 100	$2,227,637,783	$1,329,775,081	$(206,290,959)	$1,123,484,122
Global Infrastructure	2,841,572,842	329,003,184	(155,537,288)	173,465,896
Global Timber & Forestry	289,024,282	23,529,076	(14,857,570)	8,671,506

9.    LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on October 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement. The Credit Agreement was terminated on August 12, 2021.

Effective August 13, 2021, the Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended September 30, 2021, the Funds did not borrow under the Credit Agreement or Syndicated Credit Agreement.

10.  PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling

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Notes to Financial Statements  (unaudited) (continued)

illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.  CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Year Ended 03/31/21
iShares ETF	Shares	Amount	Shares	Amount

Global 100
Shares sold	2,800,000	$196,867,500	7,400,000	$411,867,144
Shares redeemed	(650,000)	(45,253,512)	(3,800,000)	(214,275,003)

Net increase	2,150,000	$151,613,988	3,600,000	$197,592,141

Global Infrastructure
Shares sold	1,100,000	$52,003,391	3,300,000	$125,731,306
Shares redeemed	(3,200,000)	(149,813,590)	(16,200,000)	(659,949,029)

Net decrease	(2,100,000)	$(97,810,199)	(12,900,000)	$(534,217,723)

Global Timber & Forestry
Shares sold	1,320,000	$123,684,305	1,020,000	$70,906,482
Shares redeemed	(1,740,000)	(153,292,909)	(720,000)	(42,084,866)

Net increase (decrease)	(420,000)	$(29,608,604)	300,000	$28,821,616

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Global 100 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

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Board Review and Approval of Investment Advisory Contract  (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

iFees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Global Infrastructure ETF, iShares Global Timber & Forestry ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service

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Board Review and Approval of Investment Advisory Contract  (continued)

providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 15-16, 2021 meeting to revise the Advisory Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Global 100(a)	$0.623861	$—	$0.000753	$0.624614	100%	—%	0	%(b)	100%
Global Infrastructure(a)	0.534527	—	0.143154	0.677681	79	—	21		100
Global Timber & Forestry(a)	0.593240	—	0.269851	0.863091	69	—	31		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	35

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	37

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-303-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Global Comm Services ETF | IXP | NYSE Arca

•	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca

•	iShares Global Consumer Staples ETF | KXI | NYSE Arca

•	iShares Global Energy ETF | IXC | NYSE Arca

•	iShares Global Financials ETF | IXG | NYSE Arca

•	iShares Global Healthcare ETF | IXJ | NYSE Arca

•	iShares Global Industrials ETF | EXI | NYSE Arca

•	iShares Global Materials ETF | MXI | NYSE Arca

•	iShares Global Tech ETF | IXN | NYSE Arca

•	iShares Global Utilities ETF | JXI | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.18%	30.00%
U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68
International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73
Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2021	iShares® Global Comm Services ETF

Investment Objective

The iShares Global Comm Services ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the communication services sector, as represented by the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.95%	29.51%	9.36%	8.85%	29.51%	56.41%	133.58%
Fund Market	5.64	29.44	9.35	8.94	29.44	56.34	135.37
Index	6.18	29.97	9.48	8.86	29.97	57.29	133.70

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Index performance through June 23, 2019 reflects the performance of the S&P Global 1200 Communication Services Sector IndexTM. Index performance beginning on June 24, 2019 reflects the performance of S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,059.50	$2.12		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Interactive Media & Services	48.1%
Diversified Telecommunication Services	18.9
Entertainment	15.2
Media	11.2
Wireless Telecommunication Services	6.6

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	72.9%
Japan	6.5
China	6.2
Canada	2.4
United Kingdom	2.3
South Korea	1.8
Germany	1.5
Spain	1.4
France	1.2
Australia	0.8

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® Global Consumer Discretionary ETF

Investment Objective

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.60%	23.07%	14.44%	14.95%	23.07%	96.24%	302.76%
Fund Market	1.59	23.15	14.47	15.03	23.15	96.56	305.72
Index	1.84	23.41	14.60	14.91	23.41	97.67	301.31

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Index performance through September 22, 2019 reflects the performance of the S&P Global 1200 Consumer Discretionary Sector IndexTM. Index performance beginning on September 23, 2019 reflects the performance of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,016.00	$2.07		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Retailing	39.4%
Automobiles & Components	26.0
Consumer Durables & Apparel	19.2
Consumer Services	15.4

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	56.2%
Japan	12.4
China	8.3
France	6.3
Germany	4.9
United Kingdom	2.9
Netherlands	1.9
Australia	1.2
Canada	1.1
Switzerland	1.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2021	iShares® Global Consumer Staples ETF

Investment Objective

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.07%	10.71%	6.29%	9.33%	10.71%	35.69%	144.10%
Fund Market	4.36	10.94	6.35	9.40	10.94	36.03	145.64
Index	4.14	10.67	6.22	9.31	10.67	35.20	143.56

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Index performance through June 23, 2019 reflects the performance of the S&P Global 1200 Consumer Staples Sector IndexTM. Index performance beginning on June 24, 2019 reflects the performance of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,040.70	$2.10		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Packaged Foods & Meats	21.5%
Household Products	16.2
Hypermarkets & Super Centers	10.9
Soft Drinks	10.8
Personal Products	10.5
Tobacco	9.9
Food Retail	7.3
Distillers & Vintners	5.7
Brewers	4.3
Food Distributors	1.1
Other (each representing less than 1%)	1.8

TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
United States	53.3%
United Kingdom	13.0
Switzerland	9.5
Japan	6.8
France	5.5
Netherlands	1.8
Canada	1.8
Australia	1.8
Belgium	1.3
Germany	1.0

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® Global Energy ETF

Investment Objective

The iShares Global Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.60%	70.73%	0.17%	1.35%	70.73%	0.85%	14.41%
Fund Market	10.64	71.03	0.15	1.43	71.03	0.74	15.20
Index	10.51	70.12	(0.19)	1.15	70.12	(0.93)	12.17

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,106.00	$2.16		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Integrated Oil & Gas	56.2%
Oil & Gas Exploration & Production	18.6
Oil & Gas Storage & Transportation	12.6
Oil & Gas Refining & Marketing	7.7
Oil & Gas Equipment & Services	4.4
Coal & Consumable Fuels	0.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	54.0%
United Kingdom	14.3
Canada	13.3
France	6.4
Brazil	2.2
Australia	1.9
Italy	1.8
Norway	1.5
Finland	1.3
Japan	1.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2021	iShares® Global Financials ETF

Investment Objective

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.24%	50.06%	11.52%	11.18%	50.06%	72.52%	188.61%
Fund Market	7.27	49.99	11.50	11.31	49.99	72.33	191.91
Index	7.53	50.42	11.65	11.30	50.42	73.51	191.63

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,072.40	$2.13		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	48.2%
Capital Markets	20.6
Insurance	20.3
Diversified Financial Services	7.8
Consumer Finance	3.1
Other (each representing less than 1%)	0.0	(b)

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	52.4%
Canada	8.1
United Kingdom	5.3
Australia	5.3
Japan	4.3
Switzerland	3.1
Hong Kong	2.8
China	2.6
Germany	2.6
France	1.9

(a)	Excludes money market funds.

(b)	Rounds to less than 0.1%.

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Fund Summary as of September 30, 2021	iShares® Global Healthcare ETF

Investment Objective

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.44%	18.05%	12.43%	14.38%	18.05%	79.64%	283.37%
Fund Market	9.35	18.02	12.45	14.43	18.02	79.82	285.02
Index	9.63	18.21	12.53	14.47	18.21	80.42	286.41

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,094.40	$2.15		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	38.3%
Health Care Equipment & Supplies	24.9
Health Care Providers & Services	14.2
Biotechnology	12.5
Life Sciences Tools & Services	9.4
Health Care Technology	0.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	69.1%
Switzerland	8.7
Japan	5.8
United Kingdom	4.3
Denmark	3.2
Germany	2.1
France	2.0
Australia	1.8
Netherlands	1.0
China	0.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2021	iShares® Global Industrials ETF

Investment Objective

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.16%	27.92%	11.55%	12.31%	27.92%	72.76%	219.27%
Fund Market	2.14	27.77	11.57	12.43	27.77	72.84	222.68
Index	2.48	28.37	11.65	12.32	28.37	73.47	219.51

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,021.60	$2.08		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Capital Goods	67.4%
Transportation	20.0
Commercial & Professional Services	12.6

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	50.0%
Japan	15.7
France	7.1
United Kingdom	5.1
Germany	3.9
Sweden	3.8
Canada	3.1
Switzerland	2.9
Denmark	2.0
Australia	1.2

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® Global Materials ETF

Investment Objective

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.56)%	24.45%	12.29%	7.01%	24.45%	78.53%	96.83%
Fund Market	(0.68)	24.28	12.30	7.19	24.28	78.58	100.18
Index	(0.19)	25.02	12.51	7.22	25.02	80.28	100.73

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$994.40	$2.05		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Chemicals	52.8%
Metals & Mining	32.8
Containers & Packaging	6.1
Construction Materials	5.9
Paper & Forest Products	2.4

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	30.3%
Australia	14.2
Ireland	8.3
Japan	7.7
Canada	7.0
Germany	4.8
United Kingdom	4.5
Switzerland	4.4
France	3.5
Netherlands	3.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2021	iShares® Global Tech ETF

Investment Objective

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.06%	29.72%	26.35%	21.24%	29.72%	222.01%	586.29%
Fund Market	10.89	29.84	26.33	21.33	29.84	221.82	591.27
Index	11.35	30.10	26.55	21.40	30.10	224.59	595.32

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,110.60	$2.17		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	28.6%
Semiconductors & Semiconductor Equipment	23.9
Technology Hardware, Storage & Peripherals	22.0
IT Services	17.8
Electronic Equipment, Instruments & Components	4.8
Communications Equipment	2.9

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	78.3%
Taiwan	4.2
Japan	3.7
Netherlands	3.6
South Korea	3.5
Canada	1.7
Germany	1.6
France	1.1
Sweden	0.6
China	0.4

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® Global Utilities ETF

Investment Objective

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities (Sector) Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.51)%	8.10%	7.92%	7.35%	8.10%	46.38%	103.21%
Fund Market	(1.46)	8.08	7.93	7.45	8.08	46.48	105.12
Index(a)	(1.62)	7.83	7.59	7.06	7.83	44.16	97.80
S&P Global 1200 Utilities Index	(1.68)	7.77	7.58	7.05	7.77	44.08	97.56
S&P Global 1200 Utilities (Sector) Capped Index(b)	(1.62)	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through May 2, 2021 reflects the performance of the S&P Global 1200 Utilities Index. Index performance beginning on May 3, 2021 reflects the performance of the S&P Global 1200 Utilities (Sector) Capped Index, which, effective as of May 3, 2021, replaced the S&P Global 1200 Utilities Index as the underlying index of the fund.

(b)

The inception date of the S&P Global 1200 Utilities (Sector) Capped Index was February 15, 2021. The cumulative total return for this index for the period February 15, 2021 through September 30, 2021 was -0.20%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$984.90	$2.04		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Electric Utilities	59.8%
Multi-Utilities	30.5
Gas Utilities	5.2
Water Utilities	3.4
Independent Power and Renewable Electricity Producers	1.1

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	61.5%
Spain	6.0
United Kingdom	6.0
Italy	5.6
Canada	4.0
France	3.8
Germany	3.6
Hong Kong	2.3
Japan	2.2
Denmark	1.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) September 30, 2021	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
Telstra Corp. Ltd.	869,572	$2,436,626

Canada — 2.4%
BCE Inc.	66,222	3,317,374
Rogers Communications Inc., Class B, NVS	25,623	1,196,590
Shaw Communications Inc., Class B, NVS	32,740	951,750
TELUS Corp.	99,493	2,186,866

		7,652,580

China — 6.2%
NetEase Inc.	146,500	2,478,840
Tencent Holdings Ltd.	290,200	17,324,568

		19,803,408

Finland — 0.2%
Elisa OYJ	11,011	684,156

France — 1.2%
Orange SA	138,087	1,493,392
Publicis Groupe SA	17,225	1,157,138
Ubisoft Entertainment SA(a)	6,686	400,372
Vivendi SE	59,402	747,868

		3,798,770

Germany — 1.5%
Deutsche Telekom AG, Registered	236,729	4,747,409

Italy — 0.1%
Telecom Italia SpA/Milano	739,731	289,242

Japan — 6.4%
Dentsu Group Inc.	18,100	696,393
KDDI Corp.	121,300	3,993,573
Nexon Co. Ltd.	33,800	542,509
Nintendo Co. Ltd.	8,700	4,157,579
Nippon Telegraph & Telephone Corp.	174,000	4,821,391
SoftBank Group Corp.	92,000	5,316,245
Z Holdings Corp.	190,300	1,217,931

		20,745,621

Mexico — 0.6%
America Movil SAB de CV, Series L, NVS	1,698,271	1,502,334
Grupo Televisa SAB, CPO	184,988	407,948

		1,910,282

Netherlands — 0.7%
Koninklijke KPN NV	258,122	812,248
Universal Music Group NV(a)	59,402	1,590,504

		2,402,752

Norway — 0.2%
Telenor ASA	47,067	792,231

South Korea — 1.8%
Kakao Corp.	22,760	2,238,403
NAVER Corp.	10,809	3,507,164

		5,745,567

Spain — 1.4%
Cellnex Telecom SA(b)	41,722	2,575,918
Telefonica SA	391,612	1,837,669

		4,413,587

Sweden — 0.5%
Embracer Group AB(a)	41,660	401,163
Tele2 AB, Class B	36,618	542,192

Security	Shares	Value

Sweden (continued)
Telia Co. AB	182,397	$750,332

		1,693,687

Switzerland — 0.3%
Swisscom AG, Registered	1,856	1,068,092

Taiwan — 0.3%
Chunghwa Telecom Co. Ltd.	278,120	1,101,777

United Kingdom — 2.3%
BT Group PLC(a)	641,356	1,374,946
Informa PLC(a)	109,899	808,193
ITV PLC(a)	264,884	378,829
Pearson PLC	55,318	530,512
Vodafone Group PLC	1,959,441	2,981,665
WPP PLC	93,330	1,250,394

		7,324,539

United States — 72.8%
Activision Blizzard Inc.	56,862	4,400,550
Alphabet Inc., Class A(a)	13,828	36,969,435
Alphabet Inc., Class C, NVS(a)	12,940	34,489,111
AT&T Inc.	522,037	14,100,219
Charter Communications Inc., Class A(a)	9,274	6,747,391
Comcast Corp., Class A	256,851	14,365,676
Discovery Inc., Class A(a)(c)	12,363	313,773
Discovery Inc., Class C, NVS(a)	22,207	538,964
DISH Network Corp., Class A(a)	18,200	790,972
Electronic Arts Inc.	20,807	2,959,796
Facebook Inc., Class A(a)	152,716	51,830,283
Fox Corp., Class A, NVS	23,645	948,401
Fox Corp., Class B	10,608	393,769
Interpublic Group of Companies Inc. (The)	28,779	1,055,326
Live Nation Entertainment Inc.(a)	9,633	877,855
Lumen Technologies Inc.	72,728	901,100
Match Group Inc.(a)	20,239	3,177,321
Netflix Inc.(a)	25,488	15,556,346
News Corp., Class A, NVS	28,603	673,029
News Corp., Class B	8,594	199,639
Omnicom Group Inc.	15,676	1,135,883
Take-Two Interactive Software Inc.(a)	8,519	1,312,522
T-Mobile U.S. Inc.(a)	42,885	5,478,988
Twitter Inc.(a)	58,343	3,523,334
Verizon Communications Inc.	281,315	15,193,823
ViacomCBS Inc., Class B, NVS	44,294	1,750,056
Walt Disney Co. (The)(a)	83,430	14,113,853

		233,797,415

Total Common Stocks — 99.7% (Cost: $253,643,863)		320,407,741

Preferred Stocks

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	406,828	164,170

Total Preferred Stocks — 0.1% (Cost: $367,199)		164,170

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	297,628	$297,776
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	170,000	170,000

		467,776

Total Short-Term Investments — 0.1% (Cost: $467,776)		467,776

Total Investments in Securities — 99.9% (Cost: $254,478,838)		321,039,687

Other Assets, Less Liabilities — 0.1%		217,578

Net Assets — 100.0%		$321,257,265

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,744,057	$—	$(2,446,060	)(a)	$(221)	$—	$297,776	297,628	$1,401	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	173,000	—	(3,000	)(a)	—	—	170,000	170,000	12		—

					$(221)	$—	$467,776		$1,413		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	5	12/09/21	$90	$(2,677)
E-Mini S&P Communication Services Index	5	12/17/21	524	(22,826)
Euro STOXX 50 Index	1	12/17/21	47	(684)

				$(26,187)

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Comm Services ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$26,187

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$89,636

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(23,606)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$764,307

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$248,612,018	$71,795,723	$—	$320,407,741
Preferred Stocks	—	164,170	—	164,170
Money Market Funds	467,776	—	—	467,776

	$249,079,794	$71,959,893	$—	$321,039,687

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(22,826)	$(3,361)	$—	$(26,187)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) September 30, 2021	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Aristocrat Leisure Ltd.	41,225	$1,371,000
Tabcorp Holdings Ltd.	141,357	491,157
Wesfarmers Ltd.	72,753	2,893,634

		4,755,791

Brazil — 0.2%
Lojas Renner SA	58,005	366,622
Magazine Luiza SA	171,250	450,943

		817,565

Canada — 1.0%
Canadian Tire Corp. Ltd., Class A, NVS	3,676	514,396
Dollarama Inc.	18,350	795,949
Gildan Activewear Inc.	12,583	459,767
Magna International Inc.	17,697	1,331,816
Restaurant Brands International Inc.	19,601	1,200,883

		4,302,811

Chile — 0.0%
Falabella SA	49,841	174,579

China — 8.2%
Alibaba Group Holding Ltd.(a)	873,300	16,168,223
ANTA Sports Products Ltd.	72,000	1,359,610
BYD Co. Ltd., Class H	47,500	1,476,414
Geely Automobile Holdings Ltd.	320,000	918,594
JD.com Inc., Class A(a)	114,650	4,133,397
Li Ning Co. Ltd.	139,000	1,602,078
Meituan, Class B(a)(b)	257,900	8,232,535

		33,890,851

Denmark — 0.2%
Pandora A/S	6,456	783,756

France — 6.3%
Accor SA(a)	10,378	370,051
Cie. Generale des Etablissements Michelin SCA	11,382	1,745,321
EssilorLuxottica SA	19,273	3,682,937
Hermes International	2,224	3,068,529
Kering SA	4,715	3,348,878
LVMH Moet Hennessy Louis Vuitton SE	17,102	12,249,540
Renault SA(a)	13,207	468,544
Sodexo SA(a)	5,354	467,916
Valeo	14,621	408,041

		25,809,757

Germany — 3.9%
adidas AG	11,897	3,738,709
Bayerische Motoren Werke AG	20,385	1,936,146
Continental AG(a)	6,854	744,060
Daimler AG, Registered	53,346	4,706,807
Delivery Hero SE(a)(b)	12,112	1,544,948
HelloFresh SE(a)	11,115	1,024,437
Puma SE	6,593	732,911
Volkswagen AG	1,899	585,658
Zalando SE(a)(b)	12,372	1,128,345

		16,142,021

Ireland — 0.5%
Flutter Entertainment PLC, Class DI(a)	9,740	1,931,752

Italy — 0.6%
Ferrari NV	8,168	1,704,660

Security	Shares	Value

Italy (continued)
Moncler SpA	13,605	$829,777

		2,534,437

Japan — 12.4%
Aisin Corp.	11,600	420,347
Bandai Namco Holdings Inc.	14,200	1,067,523
Bridgestone Corp.	38,800	1,835,674
Denso Corp.	33,200	2,167,872
Fast Retailing Co. Ltd.	4,200	3,097,565
Honda Motor Co. Ltd.	110,043	3,383,140
Isuzu Motors Ltd.	39,900	519,108
Koito Manufacturing Co. Ltd.	8,400	505,119
Nissan Motor Co. Ltd.(a)	155,000	774,607
Nitori Holdings Co. Ltd.	5,600	1,103,603
Oriental Land Co. Ltd.	14,700	2,378,103
Pan Pacific International Holdings Corp.	34,100	703,597
Panasonic Corp.	148,900	1,845,675
Rakuten Group Inc.	58,300	567,886
Sekisui House Ltd.	42,100	881,614
Shimano Inc.	5,400	1,577,810
Sony Group Corp.	80,600	8,948,103
Subaru Corp.	38,988	720,487
Sumitomo Electric Industries Ltd.	51,100	679,511
Suzuki Motor Corp.	31,400	1,402,921
Toyota Industries Corp.	13,200	1,086,094
Toyota Motor Corp.	824,000	14,681,526
Yamaha Motor Co. Ltd.	20,113	559,943

		50,907,828

Netherlands — 1.9%
Just Eat Takeaway.com NV(a)(b)	9,630	703,606
Prosus NV	55,677	4,456,442
Stellantis NV	142,033	2,703,047

		7,863,095

South Korea — 0.9%
Hyundai Mobis Co. Ltd.	4,287	904,634
Hyundai Motor Co.	9,128	1,519,496
Kia Corp.	17,192	1,161,088

		3,585,218

Spain — 0.6%
Industria de Diseno Textil SA	71,727	2,639,248

Sweden — 0.8%
Electrolux AB, Series B	15,887	367,049
Evolution AB(b)	11,551	1,749,274
H & M Hennes & Mauritz AB, Class B(a)	47,623	963,966

		3,080,289

Switzerland — 1.0%
Cie. Financiere Richemont SA, Class A, Registered	33,311	3,453,754
Swatch Group AG (The), Bearer	1,857	484,457
Swatch Group AG (The), Registered	3,375	173,658

		4,111,869

United Kingdom — 2.9%
Aptiv PLC(a)	17,333	2,582,097
Barratt Developments PLC	65,388	578,016
Berkeley Group Holdings PLC, NVS	7,254	423,602
Burberry Group PLC	26,135	636,038
Compass Group PLC(a)	114,233	2,336,199
Entain PLC(a)	37,911	1,082,799
InterContinental Hotels Group PLC(a)	12,120	773,881
Kingfisher PLC	135,429	611,310

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Marks & Spencer Group PLC(a)	121,372	$297,922
Next PLC	8,430	927,307
Persimmon PLC	20,600	736,758
Taylor Wimpey PLC	232,653	485,244
Whitbread PLC(a)	12,880	572,684

		12,043,857

United States — 56.1%
Advance Auto Parts Inc.	4,227	882,978
Amazon.com Inc.(a)	12,099	39,745,699
AutoZone Inc.(a)	1,377	2,338,132
Bath & Body Works Inc.	17,084	1,076,805
Best Buy Co. Inc.	14,384	1,520,533
Booking Holdings Inc.(a)	2,625	6,231,409
BorgWarner Inc.	15,422	666,385
Caesars Entertainment Inc.(a)	13,647	1,532,285
CarMax Inc.(a)	10,382	1,328,481
Carnival Corp.(a)	51,413	1,285,839
Chipotle Mexican Grill Inc.(a)	1,796	3,264,266
Darden Restaurants Inc.	8,308	1,258,413
Dollar General Corp.	15,160	3,216,042
Dollar Tree Inc.(a)	14,977	1,433,598
Domino’s Pizza Inc.	2,356	1,123,718
DR Horton Inc.	20,837	1,749,683
eBay Inc.	41,482	2,890,051
Etsy Inc.(a)	8,092	1,682,812
Expedia Group Inc.(a)	9,291	1,522,795
Ford Motor Co.(a)	250,848	3,552,008
Gap Inc. (The)	13,407	304,339
Garmin Ltd.	9,618	1,495,214
General Motors Co.(a)	92,806	4,891,804
Genuine Parts Co.	9,155	1,109,861
Hanesbrands Inc.	21,994	377,417
Hasbro Inc.	8,241	735,262
Hilton Worldwide Holdings Inc.(a)	17,812	2,353,143
Home Depot Inc. (The)	57,889	19,002,643
Las Vegas Sands Corp.(a)	21,983	804,578
Leggett & Platt Inc.	8,400	376,656
Lennar Corp., Class A	17,561	1,645,114
LKQ Corp.(a)	17,284	869,731
Lowe’s Companies Inc.	45,190	9,167,243
Marriott International Inc./MD, Class A(a)	17,492	2,590,390
McDonald’s Corp.	47,741	11,510,833
MGM Resorts International	25,569	1,103,302
Mohawk Industries Inc.(a)	3,574	634,028
Newell Brands Inc.	24,250	536,895
Nike Inc., Class B	81,706	11,866,162
Norwegian Cruise Line Holdings Ltd.(a)	24,169	645,554
NVR Inc.(a)	213	1,021,139
O’Reilly Automotive Inc.(a)	4,408	2,693,552
Penn National Gaming Inc.(a)	10,025	726,412
Pool Corp.	2,550	1,107,746
PulteGroup Inc.	16,844	773,476
PVH Corp.(a)	4,515	464,097
Ralph Lauren Corp.	3,023	335,674
Ross Stores Inc.	22,850	2,487,223
Royal Caribbean Cruises Ltd.(a)	14,137	1,257,486
Starbucks Corp.	75,378	8,314,947
Tapestry Inc.	17,908	662,954
Target Corp.	31,627	7,235,309

Security	Shares		Value

United States (continued)
Tesla Inc.(a)	51,152		$39,667,353
TJX Companies Inc. (The)	77,128		5,088,905
Tractor Supply Co.	7,309		1,480,877
Ulta Beauty Inc.(a)	3,482		1,256,723
Under Armour Inc., Class A(a)	12,493		252,109
Under Armour Inc., Class C, NVS(a)	12,904		226,078
VF Corp.	20,744		1,389,641
Whirlpool Corp.	4,064		828,487
Wynn Resorts Ltd.(a)	6,799		576,215
Yum! Brands Inc.	18,900		2,311,659

			230,480,163

Total Common Stocks — 98.7% (Cost: $344,725,702)			405,854,887

Preferred Stocks

Germany — 0.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,550		269,289
Porsche Automobil Holding SE, Preference Shares, NVS	9,889		977,926
Volkswagen AG, Preference Shares, NVS	11,732		2,615,093

			3,862,308

South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	1,507		121,330
Series 2, Preference Shares, NVS	2,206		175,792

			297,122

Total Preferred Stocks — 1.0% (Cost: $3,924,420)			4,159,430

Rights

Germany — 0.0%
Vitesco Technologies Group (Expires 10/11/21)(a)	0	(c)	24

Total Rights — 0.0% (Cost: $0)			24

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	240,000		240,000

Total Short-Term Investments — 0.1% (Cost: $240,000)			240,000

Total Investments in Securities — 99.8% (Cost: $348,890,122)			410,254,341

Other Assets, Less Liabilities — 0.2%			964,659

Net Assets — 100.0%			$411,219,000

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rounds to less than 1.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Consumer Discretionary ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$796,179	$—	$(795,676	)(b)	$(503)	$—	$—	—	$3,194	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	—	(30,000	)(b)	—	—	240,000	240,000	15		—

					$(503)	$—	$240,000		$3,209		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1	12/09/21	$181	$(705)
Euro STOXX 50 Index	8	12/17/21	374	(8,010)
S&P Consumer Discretionary Select Sector E-Mini Index	3	12/17/21	544	(9,017)

				$(17,732)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$17,732

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$98,744

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(37,084)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$989,708

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Consumer Discretionary ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$238,357,215	$167,497,672	$—	$405,854,887
Preferred Stocks	—	4,159,430	—	4,159,430
Rights	—	24	—	24
Money Market Funds	240,000	—	—	240,000

	$238,597,215	$171,657,126	$—	$410,254,341

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(9,017)	$(8,715)	$—	$(17,732)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) September 30, 2021	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
Coles Group Ltd.	228,552	$2,776,217
Endeavour Group Ltd./Australia	219,547	1,098,634
Treasury Wine Estates Ltd.	123,673	1,090,545
Woolworths Group Ltd.	217,188	6,100,433

		11,065,829

Belgium — 1.3%
Anheuser-Busch InBev SA/NV	144,647	8,204,000

Brazil — 0.6%
Ambev SA, ADR	755,074	2,084,004
BRF SA, ADR(a)(b)	84,683	425,109
Natura & Co. Holding SA, ADR(a)(b)	69,798	1,162,137

		3,671,250

Canada — 1.8%
Alimentation Couche-Tard Inc., Class B	139,656	5,343,226
George Weston Ltd.	12,093	1,304,394
Loblaw Companies Ltd.	28,304	1,942,352
Metro Inc.	42,069	2,055,622
Saputo Inc.	40,999	1,042,616

		11,688,210

Chile — 0.1%
Cencosud SA	208,793	403,783

Denmark — 0.4%
Carlsberg A/S, Class B	17,007	2,774,575

Finland — 0.3%
Kesko OYJ, Class B	46,670	1,609,807

France — 5.5%
Carrefour SA	107,717	1,930,443
Danone SA	117,629	8,019,700
L’Oreal SA	41,922	17,347,491
Pernod Ricard SA	34,389	7,581,504

		34,879,138

Germany — 0.5%
Beiersdorf AG	16,831	1,816,066
Henkel AG & Co. KGaA	16,637	1,431,200

		3,247,266

Ireland — 0.6%
Kerry Group PLC, Class A	26,348	3,540,343

Japan — 6.8%
Aeon Co. Ltd.	149,317	3,925,538
Ajinomoto Co. Inc.	93,300	2,756,997
Asahi Group Holdings Ltd.	86,598	4,178,817
Japan Tobacco Inc.	186,800	3,660,207
Kao Corp.	80,500	4,790,842
Kikkoman Corp.	32,700	2,660,885
Kirin Holdings Co. Ltd.	141,596	2,628,004
MEIJI Holdings Co. Ltd.	24,500	1,583,983
Nissin Foods Holdings Co. Ltd.	13,400	1,075,278
Seven & i Holdings Co. Ltd.	136,537	6,215,771
Shiseido Co. Ltd.	68,100	4,576,962
Unicharm Corp.	75,900	3,363,280
Yakult Honsha Co. Ltd.	27,320	1,382,967

		42,799,531

Mexico — 0.9%
Fomento Economico Mexicano SAB de CV	313,253	2,719,974

Security	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SAB de CV	865,867	$2,941,804

		5,661,778

Netherlands — 1.8%
Heineken Holding NV	17,264	1,503,278
Heineken NV	40,447	4,221,648
Koninklijke Ahold Delhaize NV	179,170	5,966,026

		11,690,952

Norway — 0.5%
Mowi ASA	77,072	1,958,154
Orkla ASA	128,337	1,177,902

		3,136,056

Sweden — 0.9%
Essity AB, Class B	102,893	3,191,121
Swedish Match AB	269,979	2,364,136

		5,555,257

Switzerland — 9.4%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	174	1,945,469
Chocoladefabriken Lindt & Spruengli AG, Registered	18	2,122,646
Nestle SA, Registered	461,359	55,589,155

		59,657,270

United Kingdom — 12.9%
Associated British Foods PLC	61,022	1,519,003
British American Tobacco PLC	390,340	13,644,146
Diageo PLC	398,327	19,285,005
Imperial Brands PLC	162,663	3,402,364
J Sainsbury PLC	297,442	1,140,030
Ocado Group PLC(a)	110,328	2,465,590
Reckitt Benckiser Group PLC	125,836	9,885,700
Tesco PLC	1,324,726	4,511,531
Unilever PLC	449,213	24,319,640
Wm Morrison Supermarkets PLC	411,602	1,633,275

		81,806,284

United States — 53.0%
Altria Group Inc.	315,104	14,343,534
Archer-Daniels-Midland Co.	95,717	5,743,977
Brown-Forman Corp., Class B, NVS	31,284	2,096,341
Campbell Soup Co.	34,891	1,458,793
Church & Dwight Co. Inc.	42,016	3,469,261
Clorox Co. (The)	20,978	3,474,167
Coca-Cola Co. (The)	592,444	31,085,537
Colgate-Palmolive Co.	144,104	10,891,380
Conagra Brands Inc.	82,217	2,784,690
Constellation Brands Inc., Class A	28,788	6,065,344
Costco Wholesale Corp.	63,722	28,633,481
Estee Lauder Companies Inc. (The), Class A	39,612	11,880,827
General Mills Inc.	103,592	6,196,873
Hershey Co. (The)	24,848	4,205,524
Hormel Foods Corp.	48,281	1,979,521
JM Smucker Co. (The)	18,766	2,252,483
Kellogg Co.	43,160	2,758,787
Kimberly-Clark Corp.	57,563	7,623,644
Kraft Heinz Co. (The)	114,973	4,233,306
Kroger Co. (The)	116,192	4,697,642
Lamb Weston Holdings Inc.	25,059	1,537,871
McCormick & Co. Inc./MD, NVS	42,659	3,456,659
Molson Coors Beverage Co., Class B	32,268	1,496,590
Mondelez International Inc., Class A	238,847	13,896,118

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Monster Beverage Corp.(a)	64,160	$5,699,333
PepsiCo Inc.	189,470	28,498,183
Philip Morris International Inc.	266,285	25,241,155
Procter & Gamble Co. (The)	397,835	55,617,333
Sysco Corp.	87,236	6,848,026
Tyson Foods Inc., Class A	50,063	3,951,973
Walgreens Boots Alliance Inc.	122,237	5,751,251
Walmart Inc.	201,254	28,050,782

		335,920,386

Total Common Stocks — 99.0% (Cost: $586,947,462)		627,311,715

Preferred Stocks

Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	30,528	2,824,100

Total Preferred Stocks — 0.4% (Cost: $3,534,232)		2,824,100

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	858,242	858,671

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	457,000	$457,000

		1,315,671

Total Short-Term Investments — 0.2% (Cost: $1,315,671)		1,315,671

Total Investments in Securities — 99.6% (Cost: $591,797,365)		631,451,486

Other Assets, Less Liabilities — 0.4%		2,510,099

Net Assets — 100.0%		$633,961,585

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,545,992	$—	$(687,125	)(a)	$(196)	$—	$858,671	858,242	$2,736	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	847,000	—	(390,000	)(a)	—	—	457,000	457,000	32		—

					$(196)	$—	$1,315,671		$2,768		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Consumer Staples Select Sector E-Mini Index	42	12/17/21	$2,903	$(87,914)
Euro STOXX 50 Index	5	12/17/21	234	(4,637)
FTSE 100 Index	5	12/17/21	474	657

				$(91,894)

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Consumer Staples ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$657

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$92,551

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$242,318

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(179,917)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,194,872

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$370,909,430	$256,402,285	$—	$627,311,715
Preferred Stocks	—	2,824,100	—	2,824,100
Money Market Funds	1,315,671	—	—	1,315,671

	$372,225,101	$259,226,385	$—	$631,451,486

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$657	$—	$657
Liabilities
Futures Contracts	(87,914)	(4,637)	—	(92,551)

	$(87,914)	$(3,980)	$—	$(91,894)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Ampol Ltd.	180,793	$3,608,173
Oil Search Ltd.	1,419,942	4,418,815
Santos Ltd.	1,431,744	7,333,437
Woodside Petroleum Ltd.	734,477	12,559,035

		27,919,460

Austria — 0.5%
OMV AG	110,023	6,625,103

Brazil — 1.0%
Petroleo Brasileiro SA, ADR	1,417,470	14,656,640

Canada — 13.3%
Cameco Corp.	303,058	6,584,680
Canadian Natural Resources Ltd.	907,726	33,188,687
Cenovus Energy Inc.	968,443	9,763,949
Enbridge Inc.	1,548,234	61,680,000
Imperial Oil Ltd.	171,127	5,408,348
Pembina Pipeline Corp.	419,035	13,283,006
Suncor Energy Inc.	1,138,842	23,611,236
TC Energy Corp.	748,826	36,040,133

		189,560,039

Chile — 0.2%
Empresas COPEC SA	287,648	2,387,606

Colombia — 0.2%
Ecopetrol SA, ADR	190,003	2,726,543

Finland — 1.3%
Neste OYJ	329,315	18,577,416

France — 6.3%
TotalEnergies SE	1,896,956	90,670,595

Italy — 1.8%
Eni SpA	1,928,990	25,723,469

Japan — 1.1%
ENEOS Holdings Inc.	2,462,620	10,004,034
Inpex Corp.	827,300	6,441,637

		16,445,671

Norway — 1.5%
Equinor ASA	821,807	20,899,218

Portugal — 0.3%
Galp Energia SGPS SA	347,215	3,943,661

Spain — 1.0%
Repsol SA	1,070,536	13,974,292

United Kingdom — 14.2%
BP PLC	15,526,196	70,719,535
Royal Dutch Shell PLC, Class A	3,134,512	69,708,959
Royal Dutch Shell PLC, Class B	2,832,578	62,760,325

		203,188,819

Security	Shares	Value

United States — 53.8%
APA Corp.	289,673	$6,207,692
Baker Hughes Co.	632,163	15,633,391
Cabot Oil & Gas Corp.	306,291	6,664,892
Chevron Corp.	1,478,058	149,948,984
ConocoPhillips	1,023,439	69,358,461
Devon Energy Corp.	482,064	17,118,093
Diamondback Energy Inc.	130,364	12,341,560
EOG Resources Inc.	445,732	35,778,908
Exxon Mobil Corp.	3,235,645	190,320,639
Halliburton Co.	681,739	14,739,197
Hess Corp.	210,922	16,475,117
Kinder Morgan Inc.	1,489,152	24,913,513
Marathon Oil Corp.	601,596	8,223,817
Marathon Petroleum Corp.	487,350	30,123,104
Occidental Petroleum Corp.	678,702	20,076,005
ONEOK Inc.	340,751	19,760,151
Phillips 66	334,708	23,439,601
Pioneer Natural Resources Co.	173,276	28,852,187
Schlumberger NV	1,067,856	31,651,252
Valero Energy Corp.	311,464	21,980,014
Williams Companies Inc. (The)	928,271	24,079,350

		767,685,928

Total Common Stocks — 98.4% (Cost: $1,646,189,624)		1,404,984,460

Preferred Stocks

Brazil — 1.2%
Petroleo Brasileiro SA, Preference Shares, ADR	1,756,701	17,567,010

Total Preferred Stocks — 1.2% (Cost: $28,310,637)		17,567,010

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	1,510,000	1,510,000

Total Short-Term Investments — 0.1% (Cost: $1,510,000)		1,510,000

Total Investments in Securities — 99.7% (Cost: $1,676,010,261)		1,424,061,470

Other Assets, Less Liabilities — 0.3%		3,895,326

Net Assets — 100.0%		$1,427,956,796

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Energy ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(21	)(b)	$21	$—	$—	—	$91	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,400,000	110,000	(b)	—		—	—	1,510,000	1,510,000	66		—

						$21	$—	$1,510,000		$157		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	75	12/17/21	$4,061	$370,033
FTSE 100 Index	9	12/17/21	854	5,011

				$375,044

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$375,044

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$566,314

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$512,754

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,486,226

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Energy ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$977,016,756	$427,967,704	$—	$1,404,984,460
Preferred Stocks	17,567,010	—	—	17,567,010
Money Market Funds	1,510,000	—	—	1,510,000

	$996,093,766	$427,967,704	$—	$1,424,061,470

Derivative financial instruments(a)
Assets
Futures Contracts	$370,033	$5,011	$—	$375,044

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) September 30, 2021	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.2%
ASX Ltd.	75,010	$4,330,755
Australia & New Zealand Banking Group Ltd.	1,103,360	22,158,276
Commonwealth Bank of Australia	688,175	51,069,687
Insurance Australia Group Ltd.	972,344	3,395,687
Macquarie Group Ltd.	135,364	17,488,519
Medibank Pvt Ltd.	1,062,060	2,711,670
National Australia Bank Ltd.	1,278,713	25,217,524
QBE Insurance Group Ltd.	575,953	4,744,811
Suncorp Group Ltd.	487,715	4,336,756
Westpac Banking Corp.	1,421,839	26,294,757

		161,748,442

Austria — 0.2%
Erste Group Bank AG	116,200	5,102,246

Belgium — 0.6%
Ageas SA/NV	71,918	3,561,411
Groupe Bruxelles Lambert SA	41,280	4,540,618
KBC Group NV	131,085	11,824,450

		19,926,479

Brazil — 0.3%
B3 SA - Brasil, Bolsa, Balcao	2,358,145	5,516,736
Banco do Brasil SA	542,485	2,878,909

		8,395,645

Canada — 8.1%
Bank of Montreal	251,281	25,086,438
Bank of Nova Scotia (The)	471,440	29,017,419
Brookfield Asset Management Inc., Class A	568,172	30,445,155
Canadian Imperial Bank of Commerce	174,292	19,402,473
Manulife Financial Corp.	754,887	14,530,353
National Bank of Canada	131,720	10,116,628
Power Corp. of Canada	220,575	7,270,651
Royal Bank of Canada	552,285	54,953,796
Sun Life Financial Inc.	226,976	11,683,906
Toronto-Dominion Bank (The)	708,244	46,886,357

		249,393,176

Chile — 0.1%
Banco de Chile	16,301,184	1,505,194
Banco Santander Chile, ADR	64,574	1,276,628

		2,781,822

China — 2.6%
Bank of China Ltd., Class H	29,909,000	10,567,903
China Construction Bank Corp., Class H	40,186,720	28,680,546
China Merchants Bank Co. Ltd., Class H	1,453,500	11,567,157
Industrial & Commercial Bank of China Ltd., Class H	25,565,000	14,171,289
Ping An Insurance Group Co. of China Ltd., Class H	2,298,500	15,720,297

		80,707,192

Colombia — 0.0%
Bancolombia SA, ADR	42,534	1,472,527

Denmark — 0.1%
Danske Bank A/S	266,118	4,483,056

Finland — 0.9%
Nordea Bank Abp	1,381,139	17,797,735
Sampo OYJ, Class A	196,854	9,732,622

		27,530,357

France — 1.9%
AXA SA	799,745	22,163,530

Security	Shares	Value

France (continued)
BNP Paribas SA	446,737	$28,582,531
Credit Agricole SA	539,145	7,410,781
SCOR SE	60,683	1,747,420

		59,904,262

Germany — 2.6%
Allianz SE, Registered	159,787	35,799,568
Commerzbank AG(a)	394,778	2,614,896
Deutsche Bank AG, Registered(a)	805,510	10,236,215
Deutsche Boerse AG	73,921	11,994,909
Hannover Rueck SE	23,149	4,031,193
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	54,342	14,828,260
Zalando SE(a)(b)	72	6,566

		79,511,607

Hong Kong — 2.8%
AIA Group Ltd.	4,698,400	54,052,273
Hang Seng Bank Ltd.	286,100	4,900,551
Hong Kong Exchanges & Clearing Ltd.	425,400	26,141,045

		85,093,869

Italy — 1.5%
Assicurazioni Generali SpA	472,774	10,012,967
FinecoBank Banca Fineco SpA(a)	223,647	4,039,484
Intesa Sanpaolo SpA	6,626,801	18,760,368
Mediobanca Banca di Credito Finanziario SpA(a)	278,547	3,351,203
UniCredit SpA	869,426	11,505,703

		47,669,725

Japan — 4.3%
Dai-ichi Life Holdings Inc.	430,900	9,424,238
Daiwa Securities Group Inc.	611,100	3,561,941
Japan Exchange Group Inc.	209,900	5,205,518
Mitsubishi UFJ Financial Group Inc.	5,020,900	29,680,190
Mizuho Financial Group Inc.	983,710	13,916,703
MS&AD Insurance Group Holdings Inc.	181,000	6,053,854
Nomura Holdings Inc.	1,190,000	5,866,584
ORIX Corp.	471,100	8,814,996
Resona Holdings Inc.	922,200	3,688,811
Sompo Holdings Inc.	135,600	5,883,007
Sumitomo Mitsui Financial Group Inc.	530,800	18,673,208
Sumitomo Mitsui Trust Holdings Inc.	142,127	4,894,856
T&D Holdings Inc.	223,600	3,067,318
Tokio Marine Holdings Inc.	270,100	14,478,710

		133,209,934

Luxembourg — 0.3%
Societe Generale SA	307,464	9,628,185

Malta — 0.0%
BGP Holdings PLC(c)	608,993	7

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	940,317	6,039,184

Netherlands — 1.3%
ABN AMRO Bank NV, CVA(a)(b)	160,725	2,318,840
Aegon NV	532,598	2,749,189
Euronext NV(b)	38,634	4,372,240
EXOR NV	43,893	3,683,380
ING Groep NV	1,520,223	22,101,765
NN Group NV	124,398	6,516,245

		41,741,659

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 0.3%
DNB Bank ASA	349,089	$7,936,427

Peru — 0.1%
Credicorp Ltd.	24,851	2,756,970

Singapore — 1.3%
DBS Group Holdings Ltd.	699,800	15,506,595
Oversea-Chinese Banking Corp. Ltd.	1,546,500	13,022,660
United Overseas Bank Ltd.	590,700	11,174,615

		39,703,870

South Korea — 0.4%
KB Financial Group Inc., ADR	149,314	6,929,663
Shinhan Financial Group Co. Ltd., ADR	198,710	6,690,565

		13,620,228

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	2,590,266	17,097,321
Banco Santander SA	6,724,364	24,358,087
CaixaBank SA	1,710,094	5,303,041

		46,758,449

Sweden — 1.5%
Industrivarden AB, Class A	63,141	2,017,149
Industrivarden AB, Class C	66,968	2,069,023
Investor AB, Class B	703,725	15,133,162
Kinnevik AB, Class B(a)	92,246	3,242,837
Skandinaviska Enskilda Banken AB, Class A	621,451	8,758,313
Svenska Handelsbanken AB, Class A	588,555	6,591,462
Swedbank AB, Class A	361,691	7,293,381

		45,105,327

Switzerland — 3.1%
Baloise Holding AG, Registered	19,154	2,905,465
Credit Suisse Group AG, Registered	975,890	9,638,145
Julius Baer Group Ltd.	85,729	5,695,808
Partners Group Holding AG	8,881	13,860,026
Swiss Life Holding AG, Registered	12,315	6,205,130
Swiss Re AG	111,955	9,555,376
UBS Group AG, Registered	1,444,956	23,063,828
Zurich Insurance Group AG	58,307	23,842,910

		94,766,688

Taiwan — 0.2%
CTBC Financial Holding Co. Ltd.	7,332,000	6,000,434

United Kingdom — 5.3%
3i Group PLC	378,881	6,507,937
Abrdn PLC	856,290	2,928,474
Admiral Group PLC	104,506	4,366,624
Aviva PLC	1,530,604	8,112,012
Barclays PLC	6,222,683	15,811,695
Direct Line Insurance Group PLC	501,082	1,955,258
Hargreaves Lansdown PLC	137,787	2,645,596
HSBC Holdings PLC	8,042,311	42,050,655
Legal & General Group PLC	2,308,414	8,672,908
Lloyds Banking Group PLC	27,508,963	17,122,149
London Stock Exchange Group PLC	126,018	12,628,031
M&G PLC	1,003,712	2,742,349
Natwest Group PLC	2,071,920	6,246,541
Prudential PLC	1,015,898	19,713,917
Schroders PLC	47,804	2,302,230
St. James’s Place PLC	207,371	4,183,150

Security	Shares	Value

United Kingdom (continued)
Standard Chartered PLC	1,005,320	$5,876,878

		163,866,404

United States — 52.2%
Aflac Inc.	239,164	12,467,619
Allstate Corp. (The)	114,291	14,550,387
American Express Co.	249,178	41,744,790
American International Group Inc.	330,232	18,126,435
Ameriprise Financial Inc.	44,064	11,638,184
Aon PLC, Class A	87,491	25,002,303
Arthur J Gallagher & Co.	79,961	11,886,203
Assurant Inc.	23,108	3,645,287
Bank of America Corp.	2,873,830	121,994,084
Bank of New York Mellon Corp. (The)	307,673	15,949,768
Berkshire Hathaway Inc., Class B(a)	718,471	196,099,475
BlackRock Inc.(d)	55,496	46,542,275
Brown & Brown Inc.	90,347	5,009,741
Capital One Financial Corp.	173,682	28,131,274
Cboe Global Markets Inc.	41,382	5,125,575
Charles Schwab Corp. (The)	583,882	42,529,965
Chubb Ltd.	170,918	29,650,855
Cincinnati Financial Corp.	57,999	6,624,646
Citigroup Inc.	785,559	55,130,531
Citizens Financial Group Inc.	163,956	7,702,653
CME Group Inc.	139,186	26,915,789
Comerica Inc.	51,890	4,177,145
Discover Financial Services	115,797	14,225,661
Everest Re Group Ltd.	15,540	3,897,121
Fifth Third Bancorp	267,102	11,335,809
First Republic Bank/CA	68,590	13,229,639
Franklin Resources Inc.	110,217	3,275,649
Globe Life Inc.	37,000	3,294,110
Goldman Sachs Group Inc. (The)	130,144	49,198,336
Hartford Financial Services Group Inc. (The)	134,552	9,452,278
Huntington Bancshares Inc./OH	570,189	8,815,122
Intercontinental Exchange Inc.	219,304	25,180,485
Invesco Ltd.	132,343	3,190,790
Jackson Financial Inc., Class A(a)	24,394	634,244
JPMorgan Chase & Co.	1,159,232	189,754,686
KeyCorp	369,600	7,990,752
Lincoln National Corp.	68,558	4,713,363
Loews Corp.	78,775	4,248,336
M&T Bank Corp.	50,193	7,495,823
MarketAxess Holdings Inc.	14,955	6,291,419
Marsh & McLennan Companies Inc.	197,431	29,896,976
MetLife Inc.	282,301	17,426,441
Moody’s Corp.	62,772	22,290,965
Morgan Stanley	565,772	55,055,273
MSCI Inc.	32,013	19,474,788
Nasdaq Inc.	45,250	8,734,155
Northern Trust Corp.	81,744	8,812,821
People’s United Financial Inc.	168,784	2,948,656
PNC Financial Services Group Inc. (The)	164,555	32,193,540
Principal Financial Group Inc.	96,115	6,189,806
Progressive Corp. (The)	226,170	20,443,506
Prudential Financial Inc.	149,904	15,769,901
Raymond James Financial Inc.	71,425	6,591,099
Regions Financial Corp.	370,399	7,893,203
S&P Global Inc.	93,463	39,711,494
State Street Corp.	141,833	12,016,092
SVB Financial Group(a)	22,784	14,738,514

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Synchrony Financial	220,760	$10,790,749
T Rowe Price Group Inc.	88,322	17,372,937
Travelers Companies Inc. (The)	96,525	14,672,765
Truist Financial Corp.	518,479	30,408,793
U.S. Bancorp	523,350	31,107,924
W R Berkley Corp.	54,213	3,967,307
Wells Fargo & Co.	1,591,601	73,866,202
Willis Towers Watson PLC	50,144	11,656,474
Zions Bancorp. NA	63,845	3,951,367

		1,614,850,355

Total Common Stocks — 98.9% (Cost: $3,147,796,996)		3,059,704,526

Preferred Stocks

Brazil — 0.7%
Banco Bradesco SA, Preference Shares, ADR	1,874,362	7,178,807
Itau Unibanco Holding SA, Preference Shares, ADR	1,898,282	10,003,946
Itausa SA, Preference Shares, NVS	1,681,393	3,439,511

		20,622,264

Total Preferred Stocks — 0.7% (Cost: $24,561,237)		20,622,264

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	5,820,000	$5,820,000

Total Short-Term Investments — 0.2% (Cost: $5,820,000)		5,820,000

Total Investments in Securities — 99.8% (Cost: $3,178,178,233)		3,086,146,790

Other Assets, Less Liabilities — 0.2%		7,671,796

Net Assets — 100.0%		$3,093,818,586

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,798,588	$—		$(1,798,534	)(b)	$(54)	$—	$—	—	$10,930	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	540,000	5,280,000	(b)	—		—	—	5,820,000	5,820,000	100		—
BlackRock Inc.	6,674,808	49,151,895		(8,713,176)		2,541,629	(3,112,881)	46,542,275	55,496	413,739		—

						$2,541,575	$(3,112,881)	$52,362,275		$424,769		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	79	12/17/21	$9,120	$424
Euro STOXX 50 Index	34	12/17/21	1,589	(35,188)

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Financials ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	23	12/17/21	$2,183	$100

				$(34,664)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$524

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$35,188

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$113,115

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(11,854)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,603,721

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Financials ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,904,132,211	$1,155,572,308	$7	$3,059,704,526
Preferred Stocks	20,622,264	—	—	20,622,264
Money Market Funds	5,820,000	—	—	5,820,000

	$1,930,574,475	$1,155,572,308	$7	$3,086,146,790

Derivative financial instruments(a)
Assets
Futures Contracts	$424	$100	$—	$524
Liabilities
Futures Contracts	—	(35,188)	—	(35,188)

	$424	$(35,088)	$—	$(34,664)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Cochlear Ltd.	31,858	$4,984,584
CSL Ltd.	219,134	45,783,912
Ramsay Health Care Ltd.	89,933	4,456,774
Sonic Healthcare Ltd.	230,927	6,673,601

		61,898,871

Belgium — 0.2%
UCB SA	61,313	6,865,660

Brazil — 0.1%
Rede D’Or Sao Luiz SA(a)	357,812	4,462,014

Canada — 0.2%
Bausch Health Cos Inc.(b)	138,382	3,858,876
Canopy Growth Corp.(b)	114,170	1,581,939

		5,440,815

China — 0.8%
Wuxi Biologics Cayman Inc., New(a)(b)	1,569,000	25,449,632

Denmark — 3.1%
Ambu A/S, Class B	83,744	2,476,448
Coloplast A/S, Class B	57,015	8,915,005
Genmab A/S(b)	31,591	13,802,790
GN Store Nord A/S	66,574	4,604,466
Novo Nordisk A/S, Class B	792,983	76,435,232

		106,233,941

France — 2.0%
Eurofins Scientific SE	61,488	7,894,537
Sanofi	552,570	53,192,600
Sartorius Stedim Biotech	11,536	6,446,370

		67,533,507

Germany — 1.9%
Bayer AG, Registered	473,599	25,704,810
Fresenius Medical Care AG & Co. KGaA	96,805	6,790,316
Fresenius SE & Co. KGaA	198,897	9,520,235
Merck KGaA	62,286	13,481,162
Siemens Healthineers AG(a)	135,465	8,785,640

		64,282,163

Ireland — 0.3%
STERIS PLC	47,990	9,803,397

Japan — 5.8%
Astellas Pharma Inc.	896,775	14,760,063
Chugai Pharmaceutical Co. Ltd.	306,200	11,205,046
Daiichi Sankyo Co. Ltd.	882,700	23,463,177
Eisai Co. Ltd.	141,500	10,599,404
Hoya Corp.	177,900	27,755,731
M3 Inc.	205,200	14,624,253
Olympus Corp.	622,200	13,618,700
Ono Pharmaceutical Co. Ltd.	241,700	5,511,659
Otsuka Holdings Co. Ltd.	267,200	11,426,191
Shionogi & Co. Ltd.	136,200	9,320,078
Sysmex Corp.	81,600	10,135,413
Takeda Pharmaceutical Co. Ltd.	758,292	25,010,570
Terumo Corp.	365,200	17,244,141

		194,674,426

Netherlands — 1.0%
Argenx SE(b)	24,530	7,412,545
Koninklijke Philips NV	439,619	19,530,909

Security	Shares	Value

Netherlands (continued)
QIAGEN NV(b)	111,979	$5,809,750

		32,753,204

South Korea — 0.3%
Celltrion Inc.(b)	48,435	10,521,014

Spain — 0.1%
Grifols SA	143,386	3,501,202

Switzerland — 8.7%
Alcon Inc.	240,887	19,504,791
Lonza Group AG, Registered	35,860	26,898,922
Novartis AG, Registered	1,171,047	96,024,865
Roche Holding AG, Bearer	13,132	5,389,686
Roche Holding AG, NVS	338,106	123,398,463
Sonova Holding AG, Registered	26,058	9,847,529
Straumann Holding AG, Registered	5,497	9,858,654
Vifor Pharma AG	22,512	2,917,937

		293,840,847

United Kingdom — 4.2%
AstraZeneca PLC	747,903	90,135,572
AstraZeneca PLC	1	60
GlaxoSmithKline PLC	2,412,216	45,526,158
Smith & Nephew PLC	426,537	7,348,310

		143,010,100

United States — 68.9%
Abbott Laboratories	852,791	100,740,201
AbbVie Inc.	850,664	91,761,126
ABIOMED Inc.(b)	21,812	7,100,242
Agilent Technologies Inc.	146,249	23,038,605
Align Technology Inc.(b)	35,345	23,519,623
AmerisourceBergen Corp.	71,322	8,519,413
Amgen Inc.	273,157	58,086,836
Anthem Inc.	117,283	43,723,102
Baxter International Inc.	240,577	19,349,608
Becton Dickinson and Co.	138,147	33,959,296
Biogen Inc.(b)	71,690	20,287,553
Bio-Rad Laboratories Inc., Class A(b)	10,307	7,688,507
Bio-Techne Corp.	18,724	9,073,089
Boston Scientific Corp.(b)	683,349	29,650,513
Bristol-Myers Squibb Co.	1,068,919	63,247,937
Cardinal Health Inc.	139,838	6,916,387
Catalent Inc.(b)	81,940	10,903,756
Centene Corp.(b)	279,583	17,420,817
Cerner Corp.	142,186	10,026,957
Charles River Laboratories International Inc.(b)	24,245	10,005,184
Cigna Corp.	163,604	32,746,977
Cooper Companies Inc. (The)	23,716	9,802,060
CVS Health Corp.	634,073	53,807,435
Danaher Corp.	305,740	93,079,486
DaVita Inc.(b)	32,264	3,751,013
DENTSPLY SIRONA Inc.	105,949	6,150,339
Dexcom Inc.(b)(c)	46,560	25,461,802
Edwards Lifesciences Corp.(b)	299,390	33,893,942
Eli Lilly & Co.	381,925	88,243,771
Gilead Sciences Inc.	603,733	42,170,750
HCA Healthcare Inc.	118,579	28,781,495
Henry Schein Inc.(b)	67,689	5,155,194
Hologic Inc.(b)	121,988	9,003,934
Humana Inc.	61,813	24,054,529
IDEXX Laboratories Inc.(b)	40,922	25,449,392

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Illumina Inc.(b)	70,573	$28,625,114
Incyte Corp.(b)	90,070	6,195,015
Intuitive Surgical Inc.(b)	57,200	56,865,380
IQVIA Holdings Inc.(b)	92,357	22,123,196
Johnson & Johnson	1,266,324	204,511,326
Laboratory Corp. of America Holdings(b)	46,514	13,090,900
McKesson Corp.	74,403	14,834,470
Medtronic PLC	646,469	81,034,889
Merck & Co. Inc.	1,219,514	91,597,696
Mettler-Toledo International Inc.(b)	11,170	15,385,111
Moderna Inc.(b)	168,925	65,012,475
Organon & Co.	122,493	4,016,545
PerkinElmer Inc.	54,192	9,390,932
Pfizer Inc.	2,696,038	115,956,594
Quest Diagnostics Inc.	58,774	8,540,450
Regeneron Pharmaceuticals Inc.(b)	50,417	30,511,360
ResMed Inc.	70,145	18,486,715
Stryker Corp.	161,442	42,575,484
Teleflex Inc.	22,478	8,464,091
Thermo Fisher Scientific Inc.	189,294	108,149,341
UnitedHealth Group Inc.	453,578	177,231,068
Universal Health Services Inc., Class B	36,513	5,052,304
Vertex Pharmaceuticals Inc.(b)	124,795	22,636,565
Viatris Inc.	578,617	7,840,260
Waters Corp.(b)	29,696	10,610,381
West Pharmaceutical Services Inc.	35,579	15,104,709
Zimmer Biomet Holdings Inc.	100,463	14,703,765
Zoetis Inc.	228,081	44,279,645

		2,319,396,652

Total Common Stocks — 99.4% (Cost: $2,552,482,964)		3,349,667,445

Security	Shares	Value

Preferred Stocks

Germany — 0.2%
Sartorius AG, Preference Shares, NVS	11,884	$7,565,456

Total Preferred Stocks — 0.2% (Cost: $3,902,170)		7,565,456

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	12,348,126	12,354,300
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	4,000,000	4,000,000

		16,354,300

Total Short-Term Investments — 0.5% (Cost: $16,354,300)		16,354,300

Total Investments in Securities — 100.1% (Cost: $2,572,739,434)		3,373,587,201

Other Assets, Less Liabilities — (0.1)%		(5,006,726)

Net Assets — 100.0%		$3,368,580,475

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,610,638	$10,743,878	(a)	$—		$2,149	$(2,365)	$12,354,300	12,348,126	$5,902	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,014,000	—		(1,014,000	)(a)	—	—	4,000,000	4,000,000	178		—

						$2,149	$(2,365)	$16,354,300		$6,080		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Healthcare ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	83	12/17/21	$10,655	$(410,459)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$410,459

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,577,705

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(579,416)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,156,977

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,358,784,875	$990,882,570	$—	$3,349,667,445
Preferred Stocks	—	7,565,456	—	7,565,456
Money Market Funds	16,354,300	—	—	16,354,300

	$2,375,139,175	$998,448,026	$—	$3,373,587,201

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(410,459)	$—	$—	$(410,459)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) September 30, 2021	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Aurizon Holdings Ltd.	125,049	$338,563
Brambles Ltd.	97,008	745,938
Qantas Airways Ltd.(a)	128,792	519,419
Sydney Airport(a)	183,060	1,075,080
Transurban Group	185,699	1,871,562
Transurban Group, NVS	21,249	217,525

		4,768,087

Brazil — 0.2%
CCR SA	79,543	170,895
WEG SA	105,542	768,054

		938,949

Canada — 3.1%
CAE Inc.(a)	21,513	642,706
Canadian National Railway Co.	41,240	4,779,099
Canadian Pacific Railway Ltd.	45,081	2,943,826
SNC-Lavalin Group Inc.	11,493	319,220
Thomson Reuters Corp.	11,457	1,266,819
Waste Connections Inc.	17,679	2,228,230

		12,179,900

Denmark — 2.0%
AP Moller - Maersk A/S, Class A	206	530,870
AP Moller - Maersk A/S, Class B, NVS	401	1,085,543
DSV A/S	14,497	3,470,056
Vestas Wind Systems A/S	68,541	2,749,113

		7,835,582

Finland — 0.7%
Kone OYJ, Class B	27,442	1,927,755
Metso Outotec OYJ	47,057	429,448
Wartsila OYJ Abp	32,404	385,909

		2,743,112

France — 7.1%
Airbus SE(a)	41,563	5,510,250
Alstom SA	19,282	731,419
Bouygues SA	14,622	604,874
Bureau Veritas SA	19,832	612,040
Cie. de Saint-Gobain	36,335	2,445,237
Eiffage SA	5,650	571,028
Legrand SA	18,151	1,944,873
Safran SA	23,706	2,998,349
Schneider Electric SE	38,607	6,430,145
Teleperformance	3,974	1,563,112
Thales SA	7,393	716,792
Vinci SA	35,279	3,669,326

		27,797,445

Germany — 3.9%
Brenntag SE	10,398	965,918
Deutsche Post AG, Registered	67,211	4,214,786
GEA Group AG	10,922	498,801
MTU Aero Engines AG	3,636	817,452
Siemens AG, Registered	54,159	8,857,758

		15,354,715

Hong Kong — 0.9%
CK Hutchison Holdings Ltd.	181,520	1,210,943
Techtronic Industries Co. Ltd.	118,000	2,331,862

		3,542,805

Security	Shares	Value

Ireland — 1.2%
Kingspan Group PLC	10,519	$1,049,263
Ryanair Holdings PLC, ADR(a)	6,636	730,358
Trane Technologies PLC	16,142	2,786,916

		4,566,537

Italy — 0.6%
Atlantia SpA(a)	34,613	653,206
CNH Industrial NV	67,621	1,136,645
Prysmian SpA	17,882	624,591

		2,414,442

Japan — 15.7%
AGC Inc.	15,400	793,596
ANA Holdings Inc.(a)	32,800	852,716
Central Japan Railway Co.	14,000	2,234,734
Dai Nippon Printing Co. Ltd.	18,500	445,715
Daifuku Co. Ltd.	8,700	815,937
Daikin Industries Ltd.	20,100	4,382,569
East Japan Railway Co.	25,700	1,816,299
Fanuc Corp.	13,200	2,894,257
Hankyu Hanshin Holdings Inc.	16,600	522,460
Hitachi Ltd.	65,900	3,898,690
Itochu Corp.	101,100	2,944,636
Japan Airlines Co. Ltd.(a)	29,300	697,536
Kajima Corp.	34,300	439,540
Kintetsu Group Holdings Co. Ltd.(a)	13,000	437,180
Komatsu Ltd.	66,200	1,585,385
Kubota Corp.	78,500	1,670,687
Makita Corp.	18,900	1,039,172
Marubeni Corp.	118,300	978,722
Mitsubishi Corp.	100,800	3,165,365
Mitsubishi Electric Corp.	145,200	2,017,929
Mitsubishi Heavy Industries Ltd.	22,800	610,903
Mitsui & Co. Ltd.	111,700	2,442,542
Nidec Corp.	37,400	4,122,976
Nippon Express Co. Ltd.	6,300	433,882
Obayashi Corp.	49,500	408,017
Odakyu Electric Railway Co. Ltd.	23,400	541,595
Recruit Holdings Co. Ltd.	115,000	7,029,469
Secom Co. Ltd.	14,600	1,055,989
SG Holdings Co. Ltd.	33,900	959,065
Shimizu Corp.	48,100	360,045
SMC Corp.	4,300	2,682,813
Sumitomo Corp.	85,100	1,198,797
Taisei Corp.	14,200	454,993
Tokyu Corp.	37,900	562,566
Toppan Inc.	24,100	408,624
Toshiba Corp.	31,100	1,309,031
TOTO Ltd.	10,900	519,021
Toyota Tsusho Corp.	16,300	684,492
West Japan Railway Co.	16,300	819,353
Yamato Holdings Co. Ltd.	23,600	597,325
Yaskawa Electric Corp.	18,500	888,343

		61,722,966

Netherlands — 0.8%
IMCD NV	3,920	750,210
Randstad NV	8,392	565,009
Wolters Kluwer NV	18,154	1,924,260

		3,239,479

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	18,339	496,779

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Aena SME SA(a)(b)	4,935	$853,467
Ferrovial SA	34,448	1,005,491
International Consolidated Airlines Group SA(a)	170,694	407,535

		2,763,272

Sweden — 3.8%
Alfa Laval AB	20,253	755,407
Assa Abloy AB, Class B	67,479	1,957,337
Atlas Copco AB, Class A	43,666	2,636,800
Atlas Copco AB, Class B	26,531	1,348,481
Epiroc AB, Class A	42,270	878,774
Epiroc AB, Class B	25,979	460,134
Nibe Industrier AB, Class B	95,659	1,202,123
Sandvik AB	74,341	1,698,417
Securitas AB, Class B	21,550	341,085
Skanska AB, Class B	26,731	670,616
SKF AB, Class B	25,674	605,424
Volvo AB, Class B	107,410	2,398,087

		14,952,685

Switzerland — 2.9%
ABB Ltd., Registered	120,977	4,046,900
Adecco Group AG, Registered	11,062	554,269
Geberit AG, Registered	2,437	1,789,251
Kuehne + Nagel International AG, Registered	3,435	1,172,713
Schindler Holding AG, Participation Certificates, NVS	2,787	748,225
Schindler Holding AG, Registered	1,405	361,964
SGS SA, Registered	413	1,202,175
Siemens Energy AG(a)	27,339	731,304
VAT Group AG(b)	1,859	733,692

		11,340,493

United Kingdom — 5.1%
Ashtead Group PLC	30,418	2,299,399
BAE Systems PLC	219,781	1,664,633
Bunzl PLC	22,537	743,597
DCC PLC	6,796	566,555
Experian PLC	65,775	2,755,323
Ferguson PLC	15,714	2,181,447
IMI PLC	19,237	430,271
Intertek Group PLC	10,907	729,321
Melrose Industries PLC	298,855	693,853
RELX PLC	134,194	3,862,940
Rentokil Initial PLC	124,592	978,395
Rolls-Royce Holdings PLC(a)	567,053	1,059,093
Smiths Group PLC	27,202	524,530
Spirax-Sarco Engineering PLC	4,979	1,001,804
Weir Group PLC (The)(a)	17,384	392,417

		19,883,578

United States — 49.9%
3M Co.	39,228	6,881,376
A O Smith Corp.	9,038	551,951
Alaska Air Group Inc.(a)	8,401	492,299
Allegion PLC	6,064	801,539
American Airlines Group Inc.(a)	43,903	900,890
AMETEK Inc.	15,714	1,948,693
Boeing Co. (The)(a)	37,404	8,226,636
Carrier Global Corp.	58,876	3,047,422
Caterpillar Inc.	37,172	7,135,909
CH Robinson Worldwide Inc.	8,879	772,473
Cintas Corp.	5,935	2,259,217
Copart Inc.(a)	14,452	2,004,781

Security	Shares	Value

United States (continued)
CSX Corp.	152,821	$4,544,897
Cummins Inc.	9,754	2,190,358
Deere & Co.	19,220	6,440,045
Delta Air Lines Inc.(a)	43,292	1,844,672
Dover Corp.	9,716	1,510,838
Eaton Corp. PLC	26,987	4,029,429
Emerson Electric Co.	40,597	3,824,237
Equifax Inc.	8,242	2,088,688
Expeditors International of Washington Inc.	11,445	1,363,443
Fastenal Co.	38,823	2,003,655
FedEx Corp.	16,614	3,643,284
Fortive Corp.	24,327	1,716,756
Fortune Brands Home & Security Inc.	9,256	827,671
Generac Holdings Inc.(a)	4,288	1,752,377
General Dynamics Corp.	15,759	3,089,237
General Electric Co.	74,459	7,671,511
Honeywell International Inc.	46,802	9,935,129
Howmet Aerospace Inc.	26,072	813,446
Huntington Ingalls Industries Inc.	2,662	513,926
IDEX Corp.	5,135	1,062,688
IHS Markit Ltd.	27,049	3,154,454
Illinois Tool Works Inc.	19,468	4,022,673
Ingersoll Rand Inc.(a)	27,505	1,386,527
Jacobs Engineering Group Inc.	8,779	1,163,481
JB Hunt Transport Services Inc.	5,729	958,003
Johnson Controls International PLC	48,373	3,293,234
Kansas City Southern	6,149	1,664,165
L3Harris Technologies Inc.	13,620	2,999,669
Leidos Holdings Inc.	9,614	924,194
Lockheed Martin Corp.	16,740	5,776,974
Masco Corp.	16,785	932,407
Nielsen Holdings PLC	24,158	463,592
Norfolk Southern Corp.	16,742	4,005,523
Northrop Grumman Corp.	10,208	3,676,411
Old Dominion Freight Line Inc.	6,371	1,821,979
Otis Worldwide Corp.	28,957	2,382,582
PACCAR Inc.	23,404	1,847,044
Parker-Hannifin Corp.	8,715	2,436,888
Pentair PLC	11,155	810,188
Quanta Services Inc.	9,393	1,069,111
Raytheon Technologies Corp.	102,218	8,786,659
Republic Services Inc.	14,311	1,718,179
Robert Half International Inc.	7,566	759,097
Rockwell Automation Inc.	7,839	2,304,980
Rollins Inc.	15,212	537,440
Roper Technologies Inc.	7,165	3,196,521
Snap-on Inc.	3,676	768,100
Southwest Airlines Co.(a)	40,189	2,066,920
Stanley Black & Decker Inc.	10,997	1,927,884
Textron Inc.	15,305	1,068,442
TransDigm Group Inc.(a)	3,550	2,217,223
Union Pacific Corp.	44,200	8,663,642
United Airlines Holdings Inc.(a)	21,936	1,043,495
United Parcel Service Inc., Class B	49,353	8,987,181
United Rentals Inc.(a)	4,898	1,718,855
Verisk Analytics Inc.	10,917	2,186,348
Waste Management Inc.	26,316	3,930,558
Westinghouse Air Brake Technologies Corp.	12,836	1,106,592
WW Grainger Inc.	2,964	1,165,030

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	12,273	$1,517,925

		196,349,643

Total Common Stocks — 99.8% (Cost: $391,773,229)		392,393,690

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	240,000	240,000

Total Short-Term Investments — 0.1% (Cost: $240,000)		240,000

Total Investments in Securities — 99.9% (Cost: $392,013,229)		392,633,690

Other Assets, Less Liabilities — 0.1%		433,541

Net Assets — 100.0%		$393,067,231

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$808,386	$—	$(808,271	)(b)	$90	$(205)	$—	—	$1,713	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	460,000	—	(220,000	)(b)	—	—	240,000	240,000	19		—

					$90	$(205)	$240,000		$1,732		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1	12/09/21	$181	$(705)
Euro STOXX 50 Index	5	12/17/21	234	(4,300)
XAI Industrial Index	3	12/17/21	295	(9,427)

				$(14,432)

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Industrials ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$14,432

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$76,772

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(29,864)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,172,695

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$217,897,391	$174,496,299	$—	$392,393,690
Money Market Funds	240,000	—	—	240,000

	$218,137,391	$174,496,299	$—	$392,633,690

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(9,427)	$(5,005)	$—	$(14,432)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) September 30, 2021	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 14.1%
BHP Group Ltd.	966,439	$25,811,499
BHP Group PLC	693,432	17,470,563
Fortescue Metals Group Ltd.	556,210	5,924,752
Glencore PLC	3,583,381	16,856,598
James Hardie Industries PLC	145,244	5,151,977
Newcrest Mining Ltd.	267,192	4,429,431
Northern Star Resources Ltd.	385,022	2,358,124
Rio Tinto Ltd.	121,595	8,656,467
Rio Tinto PLC	350,250	22,959,633
South32 Ltd.	1,530,202	3,797,247

		113,416,291

Belgium — 0.8%
Solvay SA	23,835	2,956,671
Umicore SA	65,517	3,875,958

		6,832,629

Brazil — 2.3%
Vale SA, ADR	1,315,543	18,351,825

Canada — 7.0%
Agnico Eagle Mines Ltd.	80,388	4,170,453
Barrick Gold Corp.	582,532	10,518,322
CCL Industries Inc., Class B, NVS	48,641	2,519,224
First Quantum Minerals Ltd.	181,429	3,359,000
Franco-Nevada Corp.	62,617	8,134,871
Kinross Gold Corp.	411,007	2,203,330
Kirkland Lake Gold Ltd.	87,636	3,650,462
Nutrien Ltd.	186,923	12,132,433
Teck Resources Ltd., Class B	153,138	3,812,128
Wheaton Precious Metals Corp.	147,253	5,543,205

		56,043,428

Chile — 0.4%
Empresas CMPC SA	363,452	683,966
Sociedad Quimica y Minera de Chile SA, ADR	46,794	2,513,774

		3,197,740

Denmark — 0.9%
Chr Hansen Holding A/S	33,527	2,738,561
Novozymes A/S, Class B	69,138	4,739,496

		7,478,057

Finland — 1.2%
Stora Enso OYJ, Class R	199,340	3,320,291
UPM-Kymmene OYJ	175,101	6,197,561

		9,517,852

France — 3.5%
Air Liquide SA	155,426	24,893,038
Arkema SA	21,693	2,860,587

		27,753,625

Germany — 4.8%
BASF SE	301,405	22,849,579
Covestro AG(a)	63,237	4,309,651
HeidelbergCement AG	47,992	3,580,364
LANXESS AG	28,762	1,943,862
Symrise AG	42,281	5,541,815

		38,225,271

Ireland — 8.2%
CRH PLC	257,406	12,148,236
Linde PLC	169,332	49,678,622

Security	Shares	Value

Ireland (continued)
Smurfit Kappa Group PLC	84,530	$4,450,369

		66,277,227

Japan — 7.7%
Asahi Kasei Corp.	458,700	4,915,461
JFE Holdings Inc.	189,200	2,837,294
Mitsubishi Chemical Holdings Corp.	464,300	4,226,865
Mitsui Chemicals Inc.	66,500	2,221,698
Nippon Paint Holdings Co. Ltd.	475,600	5,179,364
Nippon Steel Corp.	311,329	5,599,555
Nitto Denko Corp.	49,300	3,509,495
Oji Holdings Corp.	335,400	1,689,987
Shin-Etsu Chemical Co. Ltd.	129,700	21,889,312
Sumitomo Chemical Co. Ltd.	546,300	2,835,434
Sumitomo Metal Mining Co. Ltd.	89,900	3,250,837
Toray Industries Inc.	531,500	3,377,252

		61,532,554

Mexico — 1.0%
Cemex SAB de CV, NVS(b)	4,965,512	3,581,933
Grupo Mexico SAB de CV, Series B	1,018,953	4,067,124

		7,649,057

Netherlands — 3.1%
Akzo Nobel NV	61,458	6,715,184
ArcelorMittal SA	220,302	6,744,018
Koninklijke DSM NV	57,253	11,449,219

		24,908,421

Norway — 0.7%
Norsk Hydro ASA	445,719	3,326,843
Yara International ASA	52,021	2,576,926

		5,903,769

Peru — 0.2%
Southern Copper Corp.	28,091	1,577,029

South Korea — 2.1%
LG Chem Ltd.	15,492	10,047,649
POSCO	24,845	6,841,283

		16,888,932

Sweden — 0.7%
Boliden AB	89,690	2,871,912
Svenska Cellulosa AB SCA, Class B	195,229	3,025,672

		5,897,584

Switzerland — 4.3%
Givaudan SA, Registered	2,605	11,876,427
Holcim Ltd.	169,473	8,166,054
Sika AG, Registered	46,442	14,683,705

		34,726,186

Taiwan — 1.5%
Formosa Plastics Corp.	1,413,720	5,715,613
Nan Ya Plastics Corp.	1,850,940	6,050,456

		11,766,069

United Kingdom — 4.4%
Amcor PLC	506,936	5,875,388
Anglo American PLC	446,502	15,649,290
Croda International PLC	46,656	5,345,710
DS Smith PLC	448,740	2,478,257
Johnson Matthey PLC	65,780	2,359,988
Mondi PLC	159,083	3,898,486

		35,607,119

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 30.0%
Air Products & Chemicals Inc.	72,668	$18,611,002
Albemarle Corp.	38,285	8,383,266
Avery Dennison Corp.	27,195	5,635,076
Ball Corp.	106,984	9,625,350
Celanese Corp.	36,555	5,506,645
CF Industries Holdings Inc.	70,445	3,932,240
Corteva Inc.	240,489	10,119,777
Dow Inc.	244,414	14,068,470
DuPont de Nemours Inc.	171,608	11,667,628
Eastman Chemical Co.	44,338	4,466,610
Ecolab Inc.	81,528	17,008,371
FMC Corp.	42,205	3,864,290
Freeport-McMoRan Inc.	482,149	15,684,307
International Flavors & Fragrances Inc.	81,583	10,909,279
International Paper Co.	128,057	7,160,947
LyondellBasell Industries NV, Class A	86,563	8,123,938
Martin Marietta Materials Inc.	20,439	6,983,598
Mosaic Co. (The)	113,570	4,056,720
Newmont Corp.	261,864	14,219,215
Nucor Corp.	96,202	9,474,935
Packaging Corp. of America	31,115	4,276,446
PPG Industries Inc.	77,888	11,138,763
Sealed Air Corp.	49,282	2,700,161
Sherwin-Williams Co. (The)	79,488	22,235,178
Vulcan Materials Co.	43,593	7,374,192
Westrock Co.	87,962	4,383,146

		241,609,550

Total Common Stocks — 98.9% (Cost: $794,231,280)		795,160,215

Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	379,687	$1,868,060

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	2,571	808,083

Total Preferred Stocks — 0.3% (Cost: $3,388,876)		2,676,143

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	410,000	410,000

Total Short-Term Investments — 0.1% (Cost: $410,000)		410,000

Total Investments in Securities — 99.3% (Cost: $798,030,156)		798,246,358

Other Assets, Less Liabilities — 0.7%		5,838,601

Net Assets — 100.0%		$804,084,959

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$670,000	$—	$(260,000	)(a)	$—	$—	$410,000	410,000	$32	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	5	12/16/21	$945	$(23,406)
FTSE 100 Index	22	12/17/21	2,088	(2,672)
MSCI Emerging Markets Index	11	12/17/21	685	(18,478)

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Materials ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

S&P 500 E-Mini Index	9	12/17/21	$1,934	$(58,167)

				$(102,723)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$102,723

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$125,529

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(100,048)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,601,478

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$386,037,234	$409,122,981	$—	$795,160,215
Preferred Stocks	1,868,060	808,083	—	2,676,143
Money Market Funds	410,000	—	—	410,000

	$388,315,294	$409,931,064	$—	$798,246,358

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(100,051)	$(2,672)	$—	$(102,723)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.2%
Afterpay Ltd.(a)	112,988	$9,815,837
Computershare Ltd.	255,832	3,308,174

		13,124,011

Brazil — 0.2%
Pagseguro Digital Ltd., Class A(a)(b)	90,011	4,655,369
StoneCo Ltd., Class A(a)	104,477	3,627,441

		8,282,810

Canada — 1.7%
CGI Inc.(a)	97,872	8,313,634
Constellation Software Inc.	8,801	14,418,325
Open Text Corp.	120,844	5,898,134
Shopify Inc., Class A(a)	50,429	68,449,823

		97,079,916

China — 0.4%
Xiaomi Corp., Class B(a)(c)	7,391,000	20,299,189

Finland — 0.2%
Nokia OYJ(a)	2,409,844	13,291,024

France — 1.1%
Atos SE	43,525	2,312,127
Capgemini SE	70,143	14,546,022
Dassault Systemes SE	308,370	16,228,129
Edenred	112,537	6,058,139
STMicroelectronics NV , New	292,783	12,771,097
Worldline SA(a)(c)	111,514	8,500,269

		60,415,783

Germany — 1.6%
Infineon Technologies AG	583,709	23,872,629
SAP SE	488,620	66,075,656

		89,948,285

Ireland — 0.1%
Seagate Technology Holdings PLC	93,569	7,721,314

Japan — 3.7%
Advantest Corp.	88,000	7,841,637
Canon Inc.	464,300	11,360,516
FUJIFILM Holdings Corp.	178,100	15,378,890
Fujitsu Ltd.	81,500	14,727,910
Keyence Corp.	85,040	50,757,910
Kyocera Corp.	154,800	9,676,749
Murata Manufacturing Co. Ltd.	286,400	25,332,780
NEC Corp.	120,300	6,519,178
Nomura Research Institute Ltd.	191,900	7,053,612
NTT Data Corp.	288,200	5,572,123
Obic Co. Ltd.	29,600	5,628,675
Omron Corp.	90,900	8,994,784
Ricoh Co. Ltd.	331,600	3,393,016
Rohm Co. Ltd.	39,300	3,706,090
TDK Corp.	171,300	6,177,547
Tokyo Electron Ltd.	69,600	30,747,783

		212,869,200

Netherlands — 3.6%
Adyen NV(a)(c)	13,608	38,039,283
ASM International NV	17,175	6,726,046
ASML Holding NV	187,468	140,049,503
NXP Semiconductors NV	118,490	23,208,636

		208,023,468

Security	Shares	Value

New Zealand — 0.1%
Xero Ltd.(a)	57,612	$5,653,379

South Korea — 3.1%
Samsung Electronics Co. Ltd.	2,294,435	142,242,582
Samsung SDI Co. Ltd.	24,670	14,721,079
SK Hynix Inc.	240,564	20,593,796

		177,557,457

Spain — 0.2%
Amadeus IT Group SA(a)	201,059	13,224,007

Sweden — 0.6%
Hexagon AB, Class B	881,383	13,633,226
Sinch AB(a)(c)	251,886	4,884,571
Telefonaktiebolaget LM Ericsson, Class B	1,290,504	14,565,818

		33,083,615

Switzerland — 0.2%
Logitech International SA, Registered	77,635	6,906,961
Temenos AG, Registered	30,053	4,077,787

		10,984,748

Taiwan — 4.1%
Delta Electronics Inc.	847,000	7,589,261
Hon Hai Precision Industry Co. Ltd.	5,567,378	20,780,859
MediaTek Inc.	704,000	22,659,980
Taiwan Semiconductor Manufacturing Co. Ltd.	8,456,600	174,900,105
United Microelectronics Corp.	5,133,000	11,635,224

		237,565,429

United Kingdom — 0.2%
Halma PLC	169,566	6,467,841
Sage Group PLC (The)	503,932	4,798,266

		11,266,107

United States — 78.1%
Accenture PLC, Class A	283,390	90,662,129
Adobe Inc.(a)	212,891	122,565,607
Advanced Micro Devices Inc.(a)	542,081	55,780,135
Akamai Technologies Inc.(a)	73,293	7,665,715
Amphenol Corp., Class A	268,124	19,634,721
Analog Devices Inc.	240,871	40,341,075
ANSYS Inc.(a)	38,921	13,250,654
Apple Inc.	7,018,082	993,058,603
Applied Materials Inc.	408,461	52,581,185
Arista Networks Inc.(a)	25,022	8,598,560
Autodesk Inc.(a)	98,410	28,063,580
Automatic Data Processing Inc.	189,074	37,799,674
Broadcom Inc.	183,341	88,907,551
Broadridge Financial Solutions Inc.	51,653	8,607,456
Cadence Design Systems Inc.(a)	123,679	18,729,948
CDW Corp./DE	61,442	11,183,673
Ceridian HCM Holding Inc.(a)	60,147	6,773,755
Cisco Systems Inc.	1,883,355	102,511,013
Citrix Systems Inc.	55,400	5,948,298
Cognizant Technology Solutions Corp., Class A	234,830	17,426,734
Corning Inc.	343,507	12,534,570
DXC Technology Co.(a)	111,977	3,763,547
Enphase Energy Inc.(a)(b)	60,154	9,021,295
F5 Networks Inc.(a)	27,136	5,394,094
Fidelity National Information Services Inc.	276,052	33,590,007
Fiserv Inc.(a)	266,074	28,869,029
FleetCor Technologies Inc.(a)	36,883	9,636,421
Fortinet Inc.(a)	60,507	17,670,464

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Gartner Inc.(a)	37,379	$11,358,731
Global Payments Inc.	131,268	20,685,211
Hewlett Packard Enterprise Co.	580,403	8,270,743
HP Inc.	538,240	14,726,246
Intel Corp.	1,813,092	96,601,542
International Business Machines Corp.	400,304	55,614,235
Intuit Inc.	122,117	65,883,343
IPG Photonics Corp.(a)(b)	16,034	2,539,786
Jack Henry & Associates Inc.	33,109	5,431,863
Juniper Networks Inc.	144,139	3,966,705
Keysight Technologies Inc.(a)	82,254	13,513,510
KLA Corp.	68,246	22,828,969
Lam Research Corp.	63,677	36,241,765
Mastercard Inc., Class A	388,934	135,224,573
Microchip Technology Inc.	122,407	18,788,250
Micron Technology Inc.	503,239	35,719,904
Microsoft Corp.	3,358,486	946,824,373
Monolithic Power Systems Inc.	19,276	9,342,692
Motorola Solutions Inc.	75,779	17,604,977
NetApp Inc.	100,031	8,978,783
NortonLifeLock Inc.	260,173	6,582,377
NVIDIA Corp.	1,113,695	230,713,056
Oracle Corp.	736,330	64,156,433
Paychex Inc.	143,121	16,093,956
Paycom Software Inc.(a)	21,471	10,644,248
PayPal Holdings Inc.(a)	525,116	136,640,434
PTC Inc.(a)	46,938	5,622,703
Qorvo Inc.(a)	49,596	8,291,955
QUALCOMM Inc.	504,070	65,014,949
salesforce.com Inc.(a)	434,178	117,757,757
ServiceNow Inc.(a)	88,522	55,084,585
Skyworks Solutions Inc.	74,060	12,203,607
Synopsys Inc.(a)	68,079	20,383,533
TE Connectivity Ltd.	146,579	20,113,570
Teledyne Technologies Inc.(a)	20,779	8,926,243
Teradyne Inc.	73,721	8,048,122
Texas Instruments Inc.	412,581	79,302,194
Trimble Inc.(a)	112,159	9,225,078
Tyler Technologies Inc.(a)	18,254	8,372,197
VeriSign Inc.(a)	43,489	8,915,680
Visa Inc., Class A	754,211	168,000,500

Security	Shares	Value

United States (continued)
Western Digital Corp.(a)	137,371	$7,753,219
Western Union Co. (The)	180,813	3,656,039
Xilinx Inc.	110,646	16,706,440
Zebra Technologies Corp., Class A(a)	23,846	12,290,705

		4,481,215,274

Total Common Stocks — 99.4% (Cost: $3,768,238,245)		5,701,605,016

Preferred Stocks

South Korea — 0.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS	367,662	21,448,913

Total Preferred Stocks — 0.4% (Cost: $14,513,232)		21,448,913

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	5,186,538	5,189,132
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	8,600,000	8,600,000

		13,789,132

Total Short-Term Investments — 0.2% (Cost: $13,787,351)		13,789,132

Total Investments in Securities — 100.0% (Cost: $3,796,538,828)		5,736,843,061

Other Assets, Less Liabilities — (0.0)%		(674,798)

Net Assets — 100.0%		$5,736,168,263

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Tech ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,633,344	$—		$(17,442,923	)(a)	$(1,162)	$(127)	$5,189,132	5,186,538	$10,876	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,912,000	4,688,000	(a)	—		—	—	8,600,000	8,600,000	235		—

						$(1,162)	$(127)	$13,789,132		$11,111		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technoloy Select Sector Index	79	12/17/21	$11,886	$(488,263)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$488,263

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,146,112

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(627,351)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,846,093

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Tech ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,617,507,950	$1,084,097,066	$—	$5,701,605,016
Preferred Stocks	—	21,448,913	—	21,448,913
Money Market Funds	13,789,132	—	—	13,789,132

	$4,631,297,082	$1,105,545,979	$—	$5,736,843,061

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(488,263)	$—	$—	$(488,263)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
APA Group	120,076	$747,929
Origin Energy Ltd.	179,639	602,688

		1,350,617

Canada — 4.0%
Algonquin Power & Utilities Corp.	62,696	919,205
Brookfield Infrastructure Partners LP(a)	30,001	1,687,171
Emera Inc.	26,000	1,177,452
Fortis Inc.	47,840	2,122,319

		5,906,147

Chile — 0.3%
Enel Americas SA, ADR	39,187	229,244
Enel Chile SA	2,731,683	129,610

		358,854

Colombia — 0.2%
Interconexion Electrica SA ESP	48,832	291,109

Denmark — 1.7%
Orsted A/S(b)	19,205	2,531,498

Finland — 0.9%
Fortum OYJ	44,268	1,344,245

France — 3.8%
Electricite de France SA	49,942	627,578
Engie SA	180,481	2,361,268
Suez SA	38,947	888,074
Veolia Environment SA	54,575	1,667,582

		5,544,502

Germany — 3.5%
E.ON SE	227,928	2,782,020
RWE AG	68,650	2,421,173

		5,203,193

Hong Kong — 2.3%
CLP Holdings Ltd.	171,000	1,646,460
Hong Kong & China Gas Co. Ltd.	1,102,166	1,665,255

		3,311,715

Italy — 5.6%
Enel SpA	783,875	6,016,411
Snam SpA	208,132	1,151,362
Terna - Rete Elettrica Nazionale	142,457	1,010,989

		8,178,762

Japan — 2.2%
Chubu Electric Power Co. Inc.	73,400	867,495
Kansai Electric Power Co. Inc. (The)	84,200	815,913
Osaka Gas Co. Ltd.	42,600	778,432
Tokyo Gas Co. Ltd.	41,800	777,785

		3,239,625

Portugal — 1.1%
EDP - Energias de Portugal SA	297,924	1,565,030

Spain — 6.0%
Enagas SA	23,897	531,090
Endesa SA	32,237	650,140
Iberdrola SA	590,325	5,938,922
Naturgy Energy Group SA(c)	33,482	842,773
Red Electrica Corp. SA	41,560	833,788

		8,796,713

Security	Shares	Value

United Kingdom — 5.9%
National Grid PLC	393,523	$4,689,109
Severn Trent PLC	25,720	900,434
SSE PLC	106,421	2,240,708
United Utilities Group PLC	69,219	900,909

		8,731,160

United States — 61.1%
AES Corp. (The)	67,653	1,544,518
Alliant Energy Corp.	25,407	1,422,284
Ameren Corp.	26,106	2,114,586
American Electric Power Co. Inc.	50,789	4,123,051
American Water Works Co. Inc.	18,428	3,115,069
Atmos Energy Corp.	13,280	1,171,296
CenterPoint Energy Inc.	60,194	1,480,772
CMS Energy Corp.	29,406	1,756,420
Consolidated Edison Inc.	35,878	2,604,384
Dominion Energy Inc.	82,080	5,993,482
DTE Energy Co.	19,671	2,197,447
Duke Energy Corp.	78,053	7,617,192
Edison International	38,552	2,138,480
Entergy Corp.	20,401	2,026,023
Evergy Inc.	23,281	1,448,078
Eversource Energy	34,890	2,852,606
Exelon Corp.	99,272	4,798,809
FirstEnergy Corp.	55,251	1,968,041
NextEra Energy Inc.	184,298	14,471,079
NiSource Inc.	39,746	963,046
NRG Energy Inc.	24,805	1,012,788
Pinnacle West Capital Corp.	11,442	827,943
PPL Corp.	78,133	2,178,348
Public Service Enterprise Group Inc.	51,329	3,125,936
Sempra Energy	32,420	4,101,130
Southern Co. (The)	106,503	6,599,991
WEC Energy Group Inc.	32,025	2,824,605
Xcel Energy Inc.	54,663	3,416,438

		89,893,842

Total Common Stocks — 99.5% (Cost: $165,719,089)		146,247,012

Rights

France — 0.0%
Veolia Environment SA (Expires 10/01/21)(a)(c)	59,311	49,205

Total Rights — 0.0% (Cost: $0)		49,205

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	935,463	935,930

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	118,000	$118,000

		1,053,930

Total Short-Term Investments — 0.7% (Cost: $1,053,930)		1,053,930

Total Investments in Securities — 100.2% (Cost: $166,773,019)		147,350,147

Other Assets, Less Liabilities — (0.2)%		(317,163)

Net Assets — 100.0%		$147,032,984

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$935,972	(a)	$—		$(42)	$—	$935,930	935,463	$15,864	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	208,000	—		(90,000	)(a)	—	—	118,000	118,000	8		—

						$(42)	$—	$1,053,930		$15,872		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	6	12/17/21	$386	$(17,034)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$17,034

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Global Utilities ETF

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$24,780

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(30,821)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$602,219

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$98,773,446	$47,473,566	$—	$146,247,012
Rights	—	49,205	—	49,205
Money Market Funds	1,053,930	—	—	1,053,930

	$99,827,376	$47,522,771	$—	$147,350,147

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(17,034)	$—	$—	$(17,034)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Statements of Assets and Liabilities  (unaudited)

September 30, 2021

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$320,571,911	$410,014,341	$630,135,815	$1,422,551,470
Affiliated(c)	467,776	240,000	1,315,671	1,510,000
Cash	7,578	2,423	1,982	193,303
Foreign currency, at value(d)	311,682	556,468	692,495	1,167,519
Cash pledged:
Futures contracts	28,000	29,000	113,000	303,000
Foreign currency collateral pledged:
Futures contracts(e)	12,127	36,452	53,352	75,454
Receivables:
Investments sold	—	—	—	118
Securities lending income — Affiliated	284	122	403	—
Capital shares sold	—	—	582,571	2,297,313
Dividends	241,546	453,400	1,748,368	2,596,743
Tax reclaims	27,890	45,998	464,569	318,281

Total assets	321,668,794	411,378,204	635,108,226	1,431,013,201

LIABILITIES
Collateral on securities loaned, at value	297,853	—	856,420	—
Payables:
Investments purchased	481	886	30,412	2,515,545
Variation margin on futures contracts	3,037	14,734	52,826	62,176
Capital shares redeemed	—	1,066	—	—
Investment advisory fees	110,158	142,518	206,983	478,684

Total liabilities	411,529	159,204	1,146,641	3,056,405

NET ASSETS	$321,257,265	$411,219,000	$633,961,585	$1,427,956,796

NET ASSETS CONSIST OF:
Paid-in capital	$342,942,636	$352,453,477	$600,068,508	$1,763,336,667
Accumulated earnings (loss)	(21,685,371)	58,765,523	33,893,077	(335,379,871)

NET ASSETS	$321,257,265	$411,219,000	$633,961,585	$1,427,956,796

Shares outstanding	3,800,000	2,500,000	10,600,000	53,250,000

Net asset value	$84.54	$164.49	$59.81	$26.82

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$290,753	$—	$829,403	$—
(b) Investments, at cost — Unaffiliated	$254,011,062	$348,650,122	$590,481,694	$1,674,500,261
(c) Investments, at cost — Affiliated	$467,776	$240,000	$1,315,671	$1,510,000
(d) Foreign currency, at cost	$313,410	$562,188	$696,754	$1,174,290
(e) Foreign currency collateral pledged, at cost	$12,368	$36,913	$55,431	$77,891

See notes to financial statements.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2021

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,033,784,515	$3,357,232,901	$392,393,690	$797,836,358
Affiliated(c)	52,362,275	16,354,300	240,000	410,000
Cash	8,270	9,392	21,180	5,843
Foreign currency, at value(d)	6,386,028	2,094,511	257,511	2,123,795
Cash pledged:
Futures contracts	522,000	503,000	18,000	146,000
Foreign currency collateral pledged:
Futures contracts(e)	249,393	—	26,028	230,386
Receivables:
Investments sold	3,878	—	—	113
Securities lending income — Affiliated	67	1,245	165	—
Capital shares sold	5,286,603	482,605	—	—
Dividends	4,366,987	4,071,125	551,326	3,437,513
Tax reclaims	229,759	1,951,041	123,790	243,751

Total assets	3,103,199,775	3,382,700,120	393,631,690	804,433,759

LIABILITIES
Collateral on securities loaned, at value	—	12,354,300	—	—
Payables:
Investments purchased	8,247,715	482,604	571	39,200
Variation margin on futures contracts	144,950	136,950	11,406	31,197
Capital shares redeemed	—	—	410,454	—
Investment advisory fees	988,524	1,145,791	142,028	278,403

Total liabilities	9,381,189	14,119,645	564,459	348,800

NET ASSETS	$3,093,818,586	$3,368,580,475	$393,067,231	$804,084,959

NET ASSETS CONSIST OF:
Paid-in capital	$3,153,688,786	$2,619,330,068	$405,771,136	$833,307,451
Accumulated earnings (loss)	(59,870,200)	749,250,407	(12,703,905)	(29,222,492)

NET ASSETS	$3,093,818,586	$3,368,580,475	$393,067,231	$804,084,959

Shares outstanding	39,500,000	40,250,000	3,350,000	9,450,000

Net asset value	$78.32	$83.69	$117.33	$85.09

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$12,140,292	$—	$—
(b) Investments, at cost — Unaffiliated	$3,124,234,912	$2,556,385,134	$391,773,229	$797,620,156
(c) Investments, at cost — Affiliated	$53,943,321	$16,354,300	$240,000	$410,000
(d) Foreign currency, at cost	$6,435,520	$2,107,159	$258,821	$2,114,028
(e) Foreign currency collateral pledged, at cost	$254,661	$—	$26,685	$238,026

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2021

	iShares Global Tech ETF		iShares Global Utilities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,723,053,929		$146,296,217
Affiliated(c)	13,789,132		1,053,930
Cash	4,362		11,521
Foreign currency, at value(d)	2,177,322		419,589
Cash pledged:
Futures contracts	610,000		28,000
Receivables:
Investments sold	—		22,362
Securities lending income — Affiliated	1,873		67
Capital shares sold	668,498		—
Dividends	3,271,932		213,527
Tax reclaims	154,871		51,505

Total assets	5,743,731,919		148,096,718

LIABILITIES
Collateral on securities loaned, at value	5,129,482		935,930
Payables:
Investments purchased	408,909		—
Variation margin on futures contracts	60,380		3,759
Investment advisory fees	1,964,885		55,076
IRS compliance fee for foreign withholding tax claims	—		68,969

Total liabilities	7,563,656		1,063,734

NET ASSETS	$5,736,168,263		$147,032,984

NET ASSETS CONSIST OF:
Paid-in capital	$3,235,622,505		$207,168,377
Accumulated earnings (loss)	2,500,545,758		(60,135,393)

NET ASSETS	$5,736,168,263		$147,032,984

Shares outstanding	101,400,000	(e)	2,500,000

Net asset value	$56.57	(e)	$58.81

Shares authorized	Unlimited		Unlimited

Par value	None		None

(a) Securities loaned, at value	$5,011,406		$883,053
(b) Investments, at cost — Unaffiliated	$3,782,751,477		$165,719,089
(c) Investments, at cost — Affiliated	$13,787,351		$1,053,930
(d) Foreign currency, at cost	$2,190,433		$422,840
(e) Shares outstanding and net asset value per share reflect a six-for-one stock split effective after the close of trading on July 16, 2021

See notes to financial statements.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended September 30, 2021

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,387,170	$2,547,269	$8,692,572	$38,684,650
Dividends — Affiliated	12	15	32	66
Securities lending income — Affiliated — net	1,401	3,194	2,736	91
Foreign taxes withheld	(373,398)	(184,318)	(484,115)	(1,950,378)

Total investment income	2,015,185	2,366,160	8,211,225	36,734,429

EXPENSES
Investment advisory fees	673,678	923,147	1,179,857	2,948,955
Commitment fees	287	227	181	1,906

Total expenses	673,965	923,374	1,180,038	2,950,861

Net investment income	1,341,220	1,442,786	7,031,187	33,783,568

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	5,048,198	(1,117,982)	(946,261)	(23,606,555)
Investments — Affiliated	(221)	(503)	(196)	21
In-kind redemptions — Unaffiliated	17,026,936	23,510,875	10,789,897	109,916,433
Futures contracts	89,636	98,744	242,318	566,314
Foreign currency transactions	6,807	(4,243)	(2,340)	(146,917)

Net realized gain	22,171,356	22,486,891	10,083,418	86,729,296

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(4,256,899)	(15,459,451)	2,048,703	23,606,191
Futures contracts	(23,606)	(37,084)	(179,917)	512,754
Foreign currency translations	(315)	(2,804)	(18,558)	(26,886)

Net change in unrealized appreciation (depreciation)	(4,280,820)	(15,499,339)	1,850,228	24,092,059

Net realized and unrealized gain	17,890,536	6,987,552	11,933,646	110,821,355

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,231,756	$8,430,338	$18,964,833	$144,604,923

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2021

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$33,386,038	$25,954,840	$4,138,958	$20,269,761
Dividends — Affiliated	413,839	178	19	32
Securities lending income — Affiliated — net	10,930	5,902	1,713	—
Foreign taxes withheld	(1,996,116)	(1,508,919)	(296,289)	(763,962)

Total investment income	31,814,691	24,452,001	3,844,401	19,505,831

EXPENSES
Investment advisory fees	4,663,172	6,392,998	916,151	1,783,239
Commitment fees	2,729	—	45	2,442

Total expenses	4,665,901	6,392,998	916,196	1,785,681

Net investment income	27,148,790	18,059,003	2,928,205	17,720,150

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(11,909,434)	(46,217)	(1,284,978)	(2,225,406)
Investments — Affiliated	(54)	2,149	90	—
In-kind redemptions — Unaffiliated	83,642,845	16,448,932	10,760,832	47,938,227
In-kind redemptions — Affiliated	2,541,629	—	—	—
Futures contracts	113,115	1,577,705	76,772	125,529
Foreign currency transactions	(143,481)	(45,829)	417	(158,355)

Net realized gain	74,244,620	17,936,740	9,553,133	45,679,995

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(101,223,566)	217,882,780	(2,256,773)	(79,019,866)
Investments — Affiliated	(3,112,881)	(2,365)	(205)	—
Futures contracts	(11,854)	(579,416)	(29,864)	(100,048)
Foreign currency translations	(63,080)	17,139	(740)	28,320

Net change in unrealized appreciation (depreciation)	(104,411,381)	217,318,138	(2,287,582)	(79,091,594)

Net realized and unrealized gain (loss)	(30,166,761)	235,254,878	7,265,551	(33,411,599)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,017,971)	$253,313,881	$10,193,756	$(15,691,449)

See notes to financial statements.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2021

	iShares Global Tech ETF	iShares Global Utilities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$26,822,082	$3,008,571
Dividends — Affiliated	235	8
Non-cash dividends — Unaffiliated	—	153,543
Securities lending income — Affiliated — net	10,876	15,864
Foreign taxes withheld	(1,352,129)	(148,291)
IRS Compliance fee for foreign withholding tax claims	—	(510)

Total investment income	25,481,064	3,029,185

EXPENSES
Investment advisory fees	10,673,276	319,455
Commitment fees	12,798	6

Total expenses	10,686,074	319,461

Net investment income	14,794,990	2,709,724

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	44,366,513	(3,999,054)
Investments — Affiliated	(1,162)	(42)
In-kind redemptions — Unaffiliated	585,455,141	1,968,714
Futures contracts	1,146,112	24,780
Foreign currency transactions	(144,910)	(15,566)

Net realized gain (loss)	630,821,694	(2,021,168)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(195,620,596)	(4,104,316)
Investments — Affiliated	(127)	—
Futures contracts	(627,351)	(30,821)
Foreign currency translations	136,697	(4,131)

Net change in unrealized appreciation (depreciation)	(196,111,377)	(4,139,268)

Net realized and unrealized gain (loss)	434,710,317	(6,160,436)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$449,505,307	$(3,450,712)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets

	iShares Global Comm Services ETF		iShares Global Consumer Discretionary ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,341,220	$2,931,053	$1,442,786	$2,194,646
Net realized gain (loss)	22,171,356	20,120,280	22,486,891	(3,864,609)
Net change in unrealized appreciation (depreciation)	(4,280,820)	107,127,896	(15,499,339)	131,716,337

Net increase in net assets resulting from operations	19,231,756	130,179,229	8,430,338	130,046,374

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,269,540)	(3,194,408)	(1,843,385)	(1,983,808)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(17,084,456)	(31,968,301)	(26,112,909)	145,733,246

NET ASSETS
Total increase (decrease) in net assets	877,760	95,016,520	(19,525,956)	273,795,812
Beginning of period	320,379,505	225,362,985	430,744,956	156,949,144

End of period	$321,257,265	$320,379,505	$411,219,000	$430,744,956

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Global Consumer Staples ETF		iShares Global Energy ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,031,187	$14,978,434	$33,783,568	$47,071,842
Net realized gain (loss)	10,083,418	47,826,744	86,729,296	(38,459,112)
Net change in unrealized appreciation (depreciation)	1,850,228	75,904,067	24,092,059	320,650,620

Net increase in net assets resulting from operations	18,964,833	138,709,245	144,604,923	329,263,350

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,458,430)	(14,922,745)	(23,007,843)	(44,636,580)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	95,547,749	(281,259,288)	(1,661,000)	406,575,701

NET ASSETS
Total increase (decrease) in net assets	108,054,152	(157,472,788)	119,936,080	691,202,471
Beginning of period	525,907,433	683,380,221	1,308,020,716	616,818,245

End of period	$633,961,585	$525,907,433	$1,427,956,796	$1,308,020,716

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets (continued)

	iShares Global Financials ETF		iShares Global Healthcare ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$27,148,790	$6,364,875	$18,059,003	$33,112,125
Net realized gain (loss)	74,244,620	(19,276,017)	17,936,740	65,418,175
Net change in unrealized appreciation (depreciation)	(104,411,381)	142,359,595	217,318,138	441,025,445

Net increase (decrease) in net assets resulting from operations	(3,017,971)	129,448,453	253,313,881	539,555,745

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,261,377)	(6,228,611)	(19,916,996)	(31,015,428)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,634,354,485	146,450,450	429,982,262	249,269,156

NET ASSETS
Total increase in net assets	2,621,075,137	269,670,292	663,379,147	757,809,473
Beginning of period	472,743,449	203,073,157	2,705,201,328	1,947,391,855

End of period	$3,093,818,586	$472,743,449	$3,368,580,475	$2,705,201,328

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Global Industrials ETF		iShares Global Materials ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,928,205	$3,917,359	$17,720,150	$11,643,528
Net realized gain (loss)	9,553,133	56,361,275	45,679,995	(6,540,684)
Net change in unrealized appreciation (depreciation)	(2,287,582)	70,306,075	(79,091,594)	177,378,292

Net increase (decrease) in net assets resulting from operations	10,193,756	130,584,709	(15,691,449)	182,481,136

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,770,124)	(3,589,504)	(10,740,820)	(6,021,339)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(35,822,188)	148,891,058	107,518,278	417,407,351

NET ASSETS
Total increase (decrease) in net assets	(29,398,556)	275,886,263	81,086,009	593,867,148
Beginning of period	422,465,787	146,579,524	722,998,950	129,131,802

End of period	$393,067,231	$422,465,787	$804,084,959	$722,998,950

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets (continued)

	iShares Global Tech ETF		iShares Global Utilities ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,794,990	$32,041,421	$2,709,724	$4,555,188
Net realized gain (loss)	630,821,694	147,031,442	(2,021,168)	(619,570)
Net change in unrealized appreciation (depreciation)	(196,111,377)	1,854,215,133	(4,139,268)	33,449,472

Net increase (decrease) in net assets resulting from operations	449,505,307	2,033,287,996	(3,450,712)	37,385,090

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(16,940,783)	(30,800,295)	(2,099,129)	(4,959,902)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	257,062,372	291,181,184	1,315,258	(33,280,461)

NET ASSETS
Total increase (decrease) in net assets	689,626,896	2,293,668,885	(4,234,583)	(855,273)
Beginning of period	5,046,541,367	2,752,872,482	151,267,567	152,122,840

End of period	$5,736,168,263	$5,046,541,367	$147,032,984	$151,267,567

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global Comm Services ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$80.09		$51.81	$56.22	$57.19	$59.45	$62.37

Net investment income(a)	0.35		0.66	0.78	1.82	2.21	2.28
Net realized and unrealized gain (loss)(b)	4.42		28.33	(3.85)	(0.62)	(2.41)	(2.84)

Net increase (decrease) from investment operations	4.77		28.99	(3.07)	1.20	(0.20)	(0.56)

Distributions(c)
From net investment income	(0.32)		(0.71)	(1.34)	(2.17)	(2.06)	(2.36)

Total distributions	(0.32)		(0.71)	(1.34)	(2.17)	(2.06)	(2.36)

Net asset value, end of period	$84.54		$80.09	$51.81	$56.22	$57.19	$59.45

Total Return(d)
Based on net asset value	5.95	%(e)	56.20%	(5.70)%	2.37%	(0.46)%	(0.91)%

Ratios to Average Net Assets
Total expenses	0.41	%(f)	0.43%	0.46%	0.46%	0.47%	0.48%

Net investment income	0.81	%(f)	0.96%	1.34%	3.28%	3.71%	3.74%

Supplemental Data
Net assets, end of period (000)	$321,257		$320,380	$225,363	$236,105	$400,339	$303,171

Portfolio turnover rate(g)	10	%(e)	13%	24%	79%	3%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$162.55		$95.12	$113.27		$111.45	$96.61	$88.72

Net investment income(a)	0.54		1.06	1.75		1.70	1.42	1.51
Net realized and unrealized gain (loss)(b)	2.07		67.38	(18.03)		1.87	14.79	7.97

Net increase (decrease) from investment operations	2.61		68.44	(16.28)		3.57	16.21	9.48

Distributions(c)
From net investment income	(0.67)		(1.01)	(1.87)		(1.75)	(1.37)	(1.59)

Total distributions	(0.67)		(1.01)	(1.87)		(1.75)	(1.37)	(1.59)

Net asset value, end of period	$164.49		$162.55	$95.12		$113.27	$111.45	$96.61

Total Return(d)
Based on net asset value	1.60	%(e)	72.21%	(14.71	)%(f)	3.32%	16.81%	10.86%

Ratios to Average Net Assets
Total expenses	0.41	%(g)	0.43%	0.46%		0.46%	0.47%	0.48%

Net investment income	0.64	%(g)	0.75%	1.47%		1.51%	1.35%	1.68%

Supplemental Data
Net assets, end of period (000)	$411,219		$430,745	$156,949		$203,889	$278,617	$202,874

Portfolio turnover rate(h)	6	%(e)	34%	17%		30%	6%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)

Net asset value, beginning of period	$58.11		$47.96	$51.67	$50.14	$49.65	$48.74

Net investment income(b)	0.74		1.34	1.18	1.20	1.12	1.01
Net realized and unrealized gain (loss)(c)	1.65		10.17	(3.69)	1.70	0.52	0.98

Net increase (decrease) from investment operations	2.39		11.51	(2.51)	2.90	1.64	1.99

Distributions(d)
From net investment income	(0.69)		(1.36)	(1.20)	(1.37)	(1.15)	(1.08)

Total distributions	(0.69)		(1.36)	(1.20)	(1.37)	(1.15)	(1.08)

Net asset value, end of period	$59.81		$58.11	$47.96	$51.67	$50.14	$49.65

Total Return(e)
Based on net asset value	4.07	%(f)	24.21%	(5.10)%	6.07%	3.19%	4.18%

Ratios to Average Net Assets
Total expenses	0.41	%(g)	0.43%	0.46%	0.46%	0.47%	0.48%

Net investment income	2.42	%(g)	2.46%	2.21%	2.43%	2.18%	2.09%

Supplemental Data
Net assets, end of period (000)	$633,962		$525,907	$683,380	$738,832	$536,507	$605,760

Portfolio turnover rate(h)	4	%(f)	7%	7%	7%	5%	4%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Energy ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$24.63		$17.06	$33.70	$33.91	$33.19	$29.58

Net investment income(a)	0.59		0.94	1.13	1.11	1.14	0.97
Net realized and unrealized gain (loss)(b)	2.03		7.62	(15.61)	(0.29)	0.66	3.64

Net increase (decrease) from investment operations	2.62		8.56	(14.48)	0.82	1.80	4.61

Distributions(c)
From net investment income	(0.43)		(0.99)	(2.16)	(1.03)	(1.08)	(1.00)

Total distributions	(0.43)		(0.99)	(2.16)	(1.03)	(1.08)	(1.00)

Net asset value, end of period	$26.82		$24.63	$17.06	$33.70	$33.91	$33.19

Total Return(d)
Based on net asset value	10.60	%(e)	51.36%	(45.73)%	2.56%	5.56%	15.54%

Ratios to Average Net Assets
Total expenses	0.41	%(f)	0.43%	0.46%	0.46%	0.47%	0.48%

Net investment income	4.66	%(f)	4.65%	3.78%	3.17%	3.39%	2.98%

Supplemental Data
Net assets, end of period (000)	$1,427,957		$1,308,021	$616,818	$1,031,245	$1,154,552	$950,763

Portfolio turnover rate(g)	2	%(e)	5%	7%	6%	4%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Financials ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$73.29		$47.23	$61.61		$68.93	$60.82	$49.45

Net investment income(a)	0.93		1.36	1.71		1.84	1.47	1.35
Net realized and unrealized gain (loss)(b)	4.38		26.09	(14.12)		(7.38)	8.12	11.30

Net increase (decrease) from investment operations	5.31		27.45	(12.41)		(5.54)	9.59	12.65

Distributions(c)
From net investment income	(0.28)		(1.39)	(1.97)		(1.78)	(1.48)	(1.28)

Total distributions	(0.28)		(1.39)	(1.97)		(1.78)	(1.48)	(1.28)

Net asset value, end of period	$78.32		$73.29	$47.23		$61.61	$68.93	$60.82

Total Return(d)
Based on net asset value	7.24	%(e)	58.99%	(20.99	)%(f)	(8.02)%	15.91%	26.03%

Ratios to Average Net Assets
Total expenses	0.41	%(g)	0.43%	0.46%		0.46%	0.47%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.43%	N/A		0.46%	N/A	N/A

Net investment income	2.36	%(g)	2.28%	2.66%		2.84%	2.19%	2.46%

Supplemental Data
Net assets, end of period (000)	$3,093,819		$472,743	$203,073		$341,918	$634,120	$386,189

Portfolio turnover rate(h)	3	%(e)	4%	7%		7%	4%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)

Net asset value, beginning of period	$76.96		$60.95	$61.13	$55.61	$51.44	$48.21

Net investment income(b)	0.48		1.02	0.96	0.92	0.79	0.76
Net realized and unrealized gain (loss)(c)	6.78		15.96	(0.16)	5.80	4.20	3.29

Net increase from investment operations	7.26		16.98	0.80	6.72	4.99	4.05

Distributions(d)
From net investment income	(0.53)		(0.97)	(0.98)	(1.20)	(0.82)	(0.82)

Total distributions	(0.53)		(0.97)	(0.98)	(1.20)	(0.82)	(0.82)

Net asset value, end of period	$83.69		$76.96	$60.95	$61.13	$55.61	$51.44

Total Return(e)
Based on net asset value	9.44	%(f)	28.03%	1.23%	12.29%	9.70%	8.52%

Ratios to Average Net Assets
Total expenses	0.41	%(g)	0.43%	0.46%	0.46%	0.47%	0.48%

Net investment income	1.15	%(g)	1.41%	1.52%	1.55%	1.42%	1.51%

Supplemental Data
Net assets, end of period (000)	$3,368,580		$2,705,201	$1,947,392	$2,121,287	$1,568,110	$1,476,384

Portfolio turnover rate(h)	3	%(f)	5%	5%	8%	4%	5%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Industrials ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$115.74		$71.50	$88.88	$91.22	$80.47	$70.40

Net investment income(a)	0.79		1.32	1.61	1.65	1.43	1.37	(b)
Net realized and unrealized gain (loss)(c)	1.74		44.27	(17.32)	(2.27)	10.69	10.02

Net increase (decrease) from investment operations	2.53		45.59	(15.71)	(0.62)	12.12	11.39

Distributions(d)
From net investment income	(0.94)		(1.35)	(1.67)	(1.72)	(1.37)	(1.32)

Total distributions	(0.94)		(1.35)	(1.67)	(1.72)	(1.37)	(1.32)

Net asset value, end of period	$117.33		$115.74	$71.50	$88.88	$91.22	$80.47

Total Return(e)
Based on net asset value	2.16	%(f)	64.27%	(18.08)%	(0.59)%	15.14%	16.38	%(b)

Ratios to Average Net Assets
Total expenses	0.41	%(g)	0.43%	0.46%	0.46%	0.47%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.43%	N/A	N/A	N/A	0.48%

Net investment income	1.30	%(g)	1.34%	1.75%	1.87%	1.61%	1.85	%(b)

Supplemental Data
Net assets, end of period (000)	$393,067		$422,466	$146,580	$217,744	$360,338	$209,222

Portfolio turnover rate(h)	3	%(f)	8%	5%	5%	6%	9%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:

• Net investment income per share by $0.01.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Materials ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$86.59		$49.67	$64.22	$67.34	$59.25	$47.64

Net investment income(a)	1.86		2.07	1.54	1.91	1.33	0.93	(b)
Net realized and unrealized gain (loss)(c)	(2.25)		35.84	(13.63)	(3.44)	7.99	11.40

Net increase (decrease) from investment operations	(0.39)		37.91	(12.09)	(1.53)	9.32	12.33

Distributions(d)
From net investment income	(1.11)		(0.99)	(2.46)	(1.59)	(1.23)	(0.72)

Total distributions	(1.11)		(0.99)	(2.46)	(1.59)	(1.23)	(0.72)

Net asset value, end of period	$85.09		$86.59	$49.67	$64.22	$67.34	$59.25

Total Return(e)
Based on net asset value	(0.56	)%(f)	76.78%	(19.66)%	(2.14)%	15.84%	26.13	%(b)

Ratios to Average Net Assets
Total expenses	0.41	%(g)	0.43%	0.45%	0.46%	0.47%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	N/A	0.46%	N/A	0.48%

Net investment income	4.04	%(g)	2.76%	2.43%	2.91%	2.02%	1.73	%(b)

Supplemental Data
Net assets, end of period (000)	$804,085		$722,999	$129,132	$208,704	$400,667	$260,683

Portfolio turnover rate(h)	2	%(f)	4%	12%	11%	8%	10%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:

• Net investment income per share by $0.03.

• Total return by 0.07%.

• Ratio of net investment income to average net assets by 0.05%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Tech ETF

	Six Months Ended 09/30/21 (unaudited)	(a)	Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17	(a)

Net asset value, beginning of period	$51.13		$30.49	$28.48	$26.31	$20.68	$16.67

Net investment income(b)	0.16		0.33	0.38	0.30	0.20	0.21	(c)
Net realized and unrealized gain(d)	5.48		20.62	2.00	2.10	5.67	3.99

Net increase from investment operations	5.64		20.95	2.38	2.40	5.87	4.20

Distributions(e)
From net investment income	(0.20)		(0.31)	(0.37)	(0.23)	(0.24)	(0.19)

Total distributions	(0.20)		(0.31)	(0.37)	(0.23)	(0.24)	(0.19)

Net asset value, end of period	$56.57		$51.13	$30.49	$28.48	$26.31	$20.68

Total Return(f)
Based on net asset value	11.06	%(g)	68.97%	8.33%	9.19%	28.49%	25.40	%(c)

Ratios to Average Net Assets
Total expenses	0.41	%(h)	0.43%	0.46%	0.46%	0.47%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.43%	N/A	0.46%	N/A	0.48%

Net investment income	0.56	%(h)	0.75%	1.21%	1.09%	0.82%	1.15	%(c)

Supplemental Data
Net assets, end of period (000)	$5,736,168		$5,046,541	$2,752,872	$2,819,178	$1,538,998	$1,054,554

Portfolio turnover rate(i)	4	%(g)	4%	7%	17%	5%	6%

(a)	Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b)	Based on average shares outstanding.
(c)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:

• Net investment income per share by $0.02.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.02%.

(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global Utilities ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$60.51		$50.71	$54.08	$48.78	$48.09	$48.11

Net investment income(a)	1.07		1.71	1.62	1.78	1.79	1.92	(b)
Net realized and unrealized gain (loss)(c)	(1.95)		9.68	(2.98)	5.07	0.69	0.19

Net increase (decrease) from investment operations	(0.88)		11.39	(1.36)	6.85	2.48	2.11

Distributions(d)
From net investment income	(0.82)		(1.59)	(2.01)	(1.55)	(1.79)	(2.13)

Total distributions	(0.82)		(1.59)	(2.01)	(1.55)	(1.79)	(2.13)

Net asset value, end of period	$58.81		$60.51	$50.71	$54.08	$48.78	$48.09

Total Return(e)
Based on net asset value	(1.51	)%(f)	22.70%	(2.84)%	14.40%	5.13%	4.61	%(b)

Ratios to Average Net Assets
Total expenses	0.41	%(g)	0.43%	0.46%	0.46%	0.47%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	N/A	0.46%	N/A	0.48%

Net investment income	3.45	%(g)	3.03%	2.87%	3.53%	3.58%	4.07	%(b)

Supplemental Data
Net assets, end of period (000)	$147,033		$151,268	$152,123	$208,222	$131,708	$137,044

Portfolio turnover rate(h)	4	%(f)	7%	6%	8%	4%	15%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:

• Net investment income per share by $0.03.

• Total return by 0.09%.

• Ratio of net investment income to average net assets by 0.06%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.     ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Comm Services	Non-diversified
Global Consumer Discretionary	Diversified
Global Consumer Staples	Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Utilities	Diversified

2.     SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements  (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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Notes to Financial Statements  (unaudited) (continued)

4.     SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Global Comm Services
Goldman Sachs & Co. LLC	$290,753	$290,753		$—	$—

Global Consumer Staples
Barclays Capital, Inc.	$350,276	$350,276		$—	$—
Credit Suisse Securities (USA) LLC	153,180	153,180		—	—
Deutsche Bank Securities, Inc.	271,395	271,395		—	—
Morgan Stanley	54,552	54,552		—	—

	$829,403	$829,403		$—	$—

Global Healthcare
J.P. Morgan Securities LLC	$12,140,292	$12,140,292		$—	$—

Global Tech
BNP Paribas SA	$404,919	$404,919		$—	$—
Citigroup Global Markets, Inc.	4,604,269	4,604,269		—	—
Goldman Sachs & Co. LLC	2,218	2,218		—	—

	$5,011,406	$5,011,406		$—	$—

Global Utilities
Jefferies LLC	$48,712	$48,712		$—	$—
Morgan Stanley	834,341	834,341		—	—

	$883,053	$883,053		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements  (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078

Prior to July 14, 2021, for its investment advisory services to each Fund, BFA was entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.480%
Over $10 billion, up to and including $20 billion	0.430
Over $20 billion, up to and including $30 billion	0.380
Over $30 billion	0.342

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares Global Tech ETF (the “Group 1 Fund”), retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements  (unaudited) (continued)

Pursuant to the current securities lending agreement, each of iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Global Comm Services	$472
Global Consumer Discretionary	958
Global Consumer Staples	956
Global Energy	33
Global Financials	2,607
Global Healthcare	2,478
Global Industrials	538
Global Tech	4,661
Global Utilities	3,502

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global Comm Services	$13,492,769	$5,802,076	$(332,341)
Global Consumer Discretionary	3,820,140	4,135,301	6,307
Global Consumer Staples	5,112,826	1,823,439	(42,643)
Global Energy	9,947,130	9,110,828	(8,478,188)
Global Financials	16,261,337	5,374,119	(1,171,892)
Global Healthcare	44,820,245	4,585,356	(857,555)
Global Industrials	5,012,452	2,035,202	199,078
Global Materials	921,545	754,795	(96,189)
Global Tech	24,103,746	11,540,128	791,416
Global Utilities	2,511,789	1,388,803	15,544

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Global Comm Services	$35,418,360	$31,616,301
Global Consumer Discretionary	27,486,484	24,890,622
Global Consumer Staples	27,569,950	21,347,705
Global Energy	70,123,587	33,841,397
Global Financials	388,246,710	76,359,563
Global Healthcare	123,161,965	98,971,671
Global Industrials	14,814,811	15,733,628
Global Materials	34,457,217	14,208,321
Global Tech	257,334,837	198,922,330
Global Utilities	7,040,013	6,649,608

For the six months ended September 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Comm Services	$26,656,641	$45,377,345
Global Consumer Discretionary	36,743,146	65,562,479
Global Consumer Staples	135,327,585	44,844,040
Global Energy	568,240,772	589,351,141
Global Financials	2,889,617,478	558,845,143
Global Healthcare	440,719,098	36,363,199
Global Industrials	40,570,125	75,285,177
Global Materials	244,437,570	151,463,184
Global Tech	1,293,712,835	1,097,107,181
Global Utilities	24,826,772	23,537,907

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Global Comm Services	$109,650,517
Global Consumer Discretionary	24,547,996
Global Consumer Staples	18,103,372
Global Energy	160,867,572
Global Financials	57,818,192
Global Healthcare	64,125,471
Global Industrials	22,646,604
Global Materials	82,849,776
Global Tech	62,000,038
Global Utilities	38,361,599

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements  (unaudited) (continued)

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Comm Services	$257,557,103	$84,610,814	$(21,154,417)	$63,456,397
Global Consumer Discretionary	350,501,682	79,504,497	(19,769,570)	59,734,927
Global Consumer Staples	594,202,868	83,327,908	(46,171,184)	37,156,724
Global Energy	1,706,396,460	19,259,543	(301,219,489)	(281,959,946)
Global Financials	3,182,041,029	56,726,252	(152,655,155)	(95,928,903)
Global Healthcare	2,588,391,305	862,101,616	(77,316,179)	784,785,437
Global Industrials	393,387,166	28,771,428	(29,539,336)	(767,908)
Global Materials	804,076,606	55,654,288	(61,587,259)	(5,932,971)
Global Tech	3,813,408,306	1,988,703,720	(65,757,228)	1,922,946,492
Global Utilities	168,546,717	5,720,978	(26,934,582)	(21,213,604)

9.	LINE OF CREDIT

The iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on October 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement. The Credit Agreement was terminated on August 12, 2021.

Effective August 13, 2021, iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended September 30, 2021, the Funds did not borrow under the Credit Agreement or Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements  (unaudited) (continued)

This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21			Year Ended 03/31/21

iShares ETF	Shares		Amount	Shares		Amount
Global Comm Services
Shares sold	350,000		$29,733,530	750,000		$48,313,418
Shares redeemed	(550,000)		(46,817,986)	(1,100,000)		(80,281,719)

Net decrease	(200,000)		$(17,084,456)	(350,000)		$(31,968,301)

Global Consumer Discretionary
Shares sold	250,000		$42,003,358	1,300,000		$185,563,893
Shares redeemed	(400,000)		(68,116,267)	(300,000)		(39,830,647)

Net increase (decrease)	(150,000)		$(26,112,909)	1,000,000		$145,733,246

Global Consumer Staples
Shares sold	2,300,000		$141,671,209	550,000		$30,568,546
Shares redeemed	(750,000)		(46,123,460)	(5,750,000)		(311,827,834)

Net increase (decrease)	1,550,000		$95,547,749	(5,200,000)		$(281,259,288)

Global Energy
Shares sold	23,550,000		$594,789,369	54,900,000		$1,108,103,622
Shares redeemed	(23,400,000)		(596,450,369)	(37,950,000)		(701,527,921)

Net increase (decrease)	150,000		$(1,661,000)	16,950,000		$406,575,701

Global Financials
Shares sold	40,450,000		$3,211,652,386	2,850,000		$180,470,187
Shares redeemed	(7,400,000)		(577,297,901)	(700,000)		(34,019,737)

Net increase	33,050,000		$2,634,354,485	2,150,000		$146,450,450

Global Healthcare
Shares sold	5,550,000		$467,178,181	6,300,000		$464,149,825
Shares redeemed	(450,000)		(37,195,919)	(3,100,000)		(214,880,669)

Net increase	5,100,000		$429,982,262	3,200,000		$249,269,156

Global Industrials
Shares sold	350,000		$42,297,089	4,500,000		$471,229,133
Shares redeemed	(650,000)		(78,119,277)	(2,900,000)		(322,338,075)

Net increase (decrease)	(300,000)		$(35,822,188)	1,600,000		$148,891,058

Global Materials
Shares sold	2,850,000		$266,204,651	6,500,000		$468,147,892
Shares redeemed	(1,750,000)		(158,686,373)	(750,000)		(50,740,541)

Net increase	1,100,000		$107,518,278	5,750,000		$417,407,351

Global Tech
Shares sold	25,500,000	(a)	$1,477,747,730	14,400,000	(a)	$584,003,864
Shares redeemed	(22,800,000	)(a)	(1,220,685,358)	(6,000,000	)(a)	(292,822,680)

Net increase	2,700,000		$257,062,372	8,400,000		$291,181,184

Global Utilities
Shares sold	400,000		$25,326,133	1,900,000		$96,618,404
Shares redeemed	(400,000)		(24,010,875)	(2,400,000)		(129,898,865)

Net increase (decrease)	—		$1,315,258	(500,000)		$(33,280,461)

(a)	Share transactions reflect a six-for-one stock split effective after the close of trading on July 16, 2021.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

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Notes to Financial Statements  (unaudited) (continued)

The Board authorized a six-for-one stock split for the iShares Global Tech ETF, effective after the close of trading on July 16, 2021, for the shareholders of record on July 14, 2021. The impact of the stock split was an increase in the number of shares outstanding by a factor of six, while decreasing the NAV per share by a factor of six, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global Utilities ETF is expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	LEGAL PROCEEDINGS

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Global Consumer Discretionary ETF received proceeds of $21,522 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to an appeal which remains pending. The outcome of this appeal could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 15-16, 2021 meeting to revise the Advisory Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Global Utilities ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment

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Board Review and Approval of Investment Advisory Contract  (continued)

Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	83

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 15-16, 2021 meeting to revise the Advisory Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Energy(a)	$0.410428	$—	$0.016830	$0.427258	96%	—%	4%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	85

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	87

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-300-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Asia 50 ETF | AIA | NASDAQ

•	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ

•	iShares Europe ETF | IEV | NYSE Arca

•	iShares International Developed Property ETF | WPS | NYSE Arca

•	iShares International Developed Small Cap Value Factor ETF | ISVL | Cboe BZX

•	iShares International Dividend Growth ETF | IGRO | Cboe BZX

•	iShares Latin America 40 ETF | ILF | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.18%	30.00%

U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68

International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73

Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2021	iShares® Asia 50 ETF

Investment Objective

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(13.04)%	12.59%	11.80%	9.94%	12.59%	74.65%	158.07%
Fund Market	(14.75)	10.25	11.51	10.36	10.25	72.38	167.91
Index	(12.38)	13.83	12.51	10.60	13.83	80.29	173.83

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 869.60	$ 2.34		$ 1,000.00	$ 1,022.60	$ 2.54		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	34.1%
Consumer Discretionary	20.4
Financials	19.6
Communication Services	16.3
Materials	3.0
Health Care	2.5
Industrials	1.7
Real Estate	1.3
Utilities	1.1

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	41.8%
South Korea	23.2
Taiwan	20.0
Hong Kong	11.6
Singapore	3.4

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Fund Summary as of September 30, 2021	iShares® Emerging Markets Infrastructure ETF

Investment Objective

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest equities in the emerging markets infrastructure industry, as represented by the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.68%	25.46%	(1.18)%	2.35%	25.46%	(5.78)%	26.12%
Fund Market	3.98	25.22	(1.28)	2.50	25.22	(6.24)	27.98
Index	4.31	26.64	(0.59)	2.85	26.64	(2.92)	32.44

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,036.80	$ 3.06		$ 1,000.00	$ 1,022.10	$ 3.04		0.60%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Utilities	40.1%
Industrials	39.4
Energy	20.5

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	50.1%
Brazil	13.5
Mexico	13.2
Thailand	9.4
Russia	7.1
South Korea	4.9
Chile	1.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2021	iShares® Europe ETF

Investment Objective

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.42%	27.05%	8.57%	7.90%	27.05%	50.87%	113.86%
Fund Market	5.39	27.43	8.57	8.06	27.43	50.88	117.19
Index	5.88	27.76	9.00	8.28	27.76	53.86	121.53

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,054.20	$ 3.35		$ 1,000.00	$ 1,021.80	$ 3.29		0.65%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	16.0%
Industrials	15.5
Health Care	14.4
Consumer Staples	12.3
Consumer Discretionary	11.6
Information Technology	8.9
Materials	7.7
Energy	4.8
Utilities	3.9
Communication Services	3.6
Real Estate	1.3

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United Kingdom	21.3%
France	16.9
Switzerland	15.3
Germany	13.7
Netherlands	8.9
Sweden	5.1
Denmark	4.0
Spain	3.9
Italy	3.0
Finland	2.2

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® International Developed Property ETF

Investment Objective

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.34%	21.57%	4.52%	7.52%	21.57%	24.74%	106.41%
Fund Market	4.31	21.09	4.40	7.74	21.09	24.01	110.84
Index	4.75	22.16	4.74	7.65	22.16	26.05	109.08

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,043.40	$ 2.46		$ 1,000.00	$ 1,022.70	$ 2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Real Estate Operating Companies	23.8%
Diversified Real Estate Activities	17.4
Industrial REITs	13.1
Diversified REITs	13.1
Retail REITs	11.8
Office REITs	9.3
Residential REITs	3.9
Real Estate Development	3.6
Specialized REITs	1.5
Health Care REITs	1.5
Hotel & Resort REITs	1.0
Other (each representing less than 1%)	0.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	28.8%
Australia	11.8
Germany	9.7
United Kingdom	9.7
Hong Kong	9.3
Singapore	7.2
Sweden	5.0
Canada	3.6
France	3.3
Belgium	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2021	iShares® International Developed Small Cap Value Factor ETF

Investment Objective

The iShares International Developed Small Cap Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed market small-capitalization stocks, excluding the U.S. and Korea, with prominent value characteristics, as represented by the FTSE Developed ex US ex Korea Small Cap Focused Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6 Months	Since Inception

Fund NAV	4.78%	4.33%
Fund Market	4.06	4.15
Index	5.32	4.83

The inception date of the Fund was 3/23/21. The first day of secondary market trading was 3/25/21.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,047.80	$ 1.54		$ 1,000.00	$ 1,023.60	$ 1.52		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	22.7%
Materials	16.9
Financials	15.8
Real Estate	14.6
Consumer Discretionary	9.0
Consumer Staples	5.1
Energy	4.0
Information Technology	3.5
Health Care	3.4
Utilities	2.6
Communication Services	2.4

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Canada	20.6%
Japan	15.9
United Kingdom	15.3
Sweden	8.6
Australia	7.9
Switzerland	6.4
France	3.5
Germany	3.2
Norway	2.7
Finland	2.6

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® International Dividend Growth ETF

Investment Objective

The iShares International Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of international equities with a history of consistently growing dividends, as represented by the Morningstar® Global ex-US Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.19%	22.45%	8.32%	8.48%	22.45%	49.14%	54.90%
Fund Market	1.89	22.40	8.27	8.57	22.40	48.76	55.55
Index	2.48	23.03	8.32	8.52	23.03	49.10	55.16

The inception date of the Fund was 5/17/16. The first day of secondary market trading was 5/19/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,021.90	$ 0.76		$ 1,000.00	$ 1,024.30	$ 0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	26.8%
Consumer Staples	15.8
Industrials	14.1
Health Care	11.1
Utilities	7.8
Information Technology	6.6
Materials	5.3
Communication Services	4.4
Real Estate	4.1
Consumer Discretionary	3.2
Energy	0.8

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Canada	19.6%
Japan	13.5
United Kingdom	12.6
Germany	11.8
Switzerland	8.0
France	6.1
China	5.8
Hong Kong	3.3
Italy	3.2
India	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2021	iShares® Latin America 40 ETF

Investment Objective

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P Latin America 40TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.41)%	28.90%	1.53%	(1.27)%	28.90%	7.91%	(11.96)%
Fund Market	(2.73)	28.77	1.47	(1.22)	28.77	7.55	(11.53)
Index	(2.13)	29.72	1.83	(0.78)	29.72	9.47	(7.55)

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 975.90	$ 2.33		$ 1,000.00	$ 1,022.70	$ 2.38		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	26.8%
Materials	24.5
Consumer Staples	14.1
Energy	12.0
Communication Services	6.4
Information Technology	4.6
Consumer Discretionary	3.8
Industrials	3.2
Health Care	2.3
Utilities	1.5
Real Estate	0.8

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Brazil	62.7%
Mexico	25.0
Chile	6.9
Peru	2.9
Colombia	2.5

(a)	Excludes money market funds.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) September 30, 2021	iShares® Asia 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 41.6%
Alibaba Group Holding Ltd.(a)	12,068,300	$223,431,768
ANTA Sports Products Ltd.	931,000	17,580,517
Bank of China Ltd., Class H	62,952,000	22,243,159
BYD Co. Ltd., Class H	610,500	18,975,801
China Construction Bank Corp., Class H	84,446,960	60,268,291
China Merchants Bank Co. Ltd., Class H	3,082,000	24,526,990
Geely Automobile Holdings Ltd.	4,100,000	11,769,488
Industrial & Commercial Bank of China Ltd., Class H	53,976,115	29,920,247
JD.com Inc., Class A(a)	1,468,850	52,955,432
Li Ning Co. Ltd.	1,777,500	20,487,005
Meituan, Class B(a)(b)	3,301,200	105,378,996
NetEase Inc.	1,639,800	27,746,089
Ping An Insurance Group Co. of China Ltd., Class H	4,876,500	33,352,199
Tencent Holdings Ltd.	4,948,800	295,437,009
Wuxi Biologics Cayman Inc., New(a)(b)	2,672,500	43,348,719
Xiaomi Corp., Class B(a)(b)	13,540,000	37,187,256

		1,024,608,966

Hong Kong — 11.6%
AIA Group Ltd.	9,898,200	113,872,853
CK Hutchison Holdings Ltd.	2,204,148	14,704,151
CLP Holdings Ltd.	1,352,500	13,022,437
Hang Seng Bank Ltd.	602,100	10,313,253
Hong Kong & China Gas Co. Ltd.	8,856,501	13,381,232
Hong Kong Exchanges & Clearing Ltd.	981,700	60,325,961
Link REIT	1,722,100	14,746,932
Sun Hung Kai Properties Ltd.	1,256,500	15,689,087
Techtronic Industries Co. Ltd.	1,411,000	27,883,540

		283,939,446

Singapore — 3.4%
DBS Group Holdings Ltd.	1,480,700	32,810,253
Oversea-Chinese Banking Corp. Ltd.	3,283,574	27,650,092
United Overseas Bank Ltd.	1,262,500	23,883,446

		84,343,791

South Korea — 21.3%
Celltrion Inc.(a)(c)	81,982	17,808,069
Hyundai Mobis Co. Ltd.	54,812	11,566,320
Hyundai Motor Co.	117,139	19,499,587
Kakao Corp.	254,721	25,051,331
KB Financial Group Inc.	319,825	14,874,257
Kia Corp.	221,175	14,937,390
LG Chem Ltd.	38,704	25,102,260
NAVER Corp.	120,969	39,250,445
POSCO	62,067	17,090,677
Samsung Electronics Co. Ltd.	4,200,919	260,434,297
Samsung SDI Co. Ltd.	45,017	26,862,538
Shinhan Financial Group Co. Ltd.	422,710	14,278,969
SK Hynix Inc.	440,811	37,736,203

		524,492,343

Taiwan — 19.9%
Chunghwa Telecom Co. Ltd.	3,118,551	12,354,191

Security	Shares	Value

Taiwan (continued)
CTBC Financial Holding Co. Ltd.	15,955,359	$13,057,704
Delta Electronics Inc.	1,575,000	14,112,263
Formosa Plastics Corp.	3,545,071	14,332,579
Hon Hai Precision Industry Co. Ltd.	10,210,052	38,110,156
MediaTek Inc.	1,301,112	41,879,506
Nan Ya Plastics Corp.	4,608,510	15,064,556
Taiwan Semiconductor Manufacturing Co. Ltd.	15,491,343	320,393,245
United Microelectronics Corp.	9,454,000	21,429,848

		490,734,048

Total Common Stocks — 97.8% (Cost: $2,019,695,837)		2,408,118,594

Preferred Stocks

South Korea — 1.9%
Hyundai Motor Co.
Preference Shares, NVS	18,277	1,471,492
Series 2, Preference Shares, NVS	30,078	2,396,860
LG Chem Ltd., Preference Shares, NVS	6,374	2,003,392
Samsung Electronics Co. Ltd., Preference Shares, NVS	673,331	39,281,237

		45,152,981

Total Preferred Stocks — 1.9% (Cost: $31,220,012)		45,152,981

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	16,366,210	16,374,393
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	4,020,000	4,020,000

		20,394,393

Total Short-Term Investments — 0.8% (Cost: $20,390,419)		20,394,393

Total Investments in Securities — 100.5% (Cost: $2,071,306,268)		2,473,665,968

Other Assets, Less Liabilities — (0.5)%		(11,780,378)

Net Assets — 100.0%		$2,461,885,590

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Asia 50 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$43,949,971	$—		$(27,571,921	)(a)	$(3,537)	$(120)	$16,374,393	16,366,210	$109,385	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,430,000	590,000	(a)	—		—	—	4,020,000	4,020,000	131		—

						$(3,537)	$(120)	$20,394,393		$109,516		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE Taiwan Index	23	10/28/21	$1,351	$(26,356)
MSCI China Free Index	56	12/17/21	2,784	(146,900)
MSCI Emerging Markets Index	37	12/17/21	2,304	(99,408)

				$(272,664)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$272,664

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(227,434)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(376,347)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$28,604,007

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Asia 50 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$2,408,118,594	$—	$2,408,118,594
Preferred Stocks	—	45,152,981	—	45,152,981
Money Market Funds	20,394,393	—	—	20,394,393

	$20,394,393	$2,453,271,575	$—	$2,473,665,968

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(99,408)	$(173,256)	$—	$(272,664)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Emerging Markets Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 11.2%
CCR SA	251,966	$541,340
Centrais Eletricas Brasileiras SA, ADR	45,201	320,927
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	42,731	302,535
Ultrapar Participacoes SA, ADR	244,231	659,424

		1,824,226

Chile — 1.8%
Enel Americas SA, ADR	48,347	282,830

China — 49.8%
Beijing Capital International Airport Co. Ltd., Class H(a)	364,000	213,384
CGN Power Co. Ltd., Class H(b)	1,274,000	386,669
China Gas Holdings Ltd.	306,800	906,116
China Longyuan Power Group Corp. Ltd., Class H	416,000	1,020,784
China Merchants Port Holdings Co. Ltd.	312,000	533,524
China Oilfield Services Ltd., Class H	598,000	565,926
China Resources Gas Group Ltd.	112,000	588,440
China Resources Power Holdings Co. Ltd.	234,000	672,049
China Suntien Green Energy Corp. Ltd., Class H	572,000	570,919
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(c)	442,000	215,893
COSCO SHIPPING Ports Ltd.	364,000	314,378
Guangdong Investment Ltd.	364,000	474,993
Jiangsu Expressway Co. Ltd., Class H	286,000	288,989
Kunlun Energy Co. Ltd.	494,000	514,367
Shenzhen Expressway Co. Ltd., Class H	156,000	154,463
Shenzhen International Holdings Ltd.	292,999	377,720
Zhejiang Expressway Co. Ltd., Class H	338,000	278,748

		8,077,362

Mexico — 13.1%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(a)	7,852	367,866
Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,943	923,930
Grupo Aeroportuario del Sureste SAB de CV, ADR(c)	4,472	836,264

		2,128,060

South Korea — 4.9%
Korea Electric Power Corp., ADR(c)	64,155	633,210
SK Discovery Co. Ltd.	3,848	154,279

		787,489

Security	Shares	Value

Thailand — 9.3%
Airports of Thailand PCL, NVS(c)	846,300	$1,516,633

Total Common Stocks — 90.1% (Cost: $13,320,400)		14,616,600

Preferred Stocks

Brazil — 2.2%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	141,206	355,839

Russia — 7.0%
Transneft PJSC, Preference Shares, NVS	520	1,140,785

Total Preferred Stocks — 9.2% (Cost: $1,515,258)		1,496,624

Short-Term Investments

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	1,411,768	1,412,474
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	20,000	20,000

		1,432,474

Total Short-Term Investments — 8.8% (Cost: $1,432,381)		1,432,474

Total Investments in Securities — 108.1% (Cost: $16,268,039)		17,545,698

Other Assets, Less Liabilities — (8.1)%		(1,310,828)

Net Assets — 100.0%		$16,234,870

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$808,840	$603,771	(a)	$—		$(96)	$(41)	$1,412,474	1,411,768	$4,108	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—		(10,000	)(a)	—	—	20,000	20,000	1		—

						$(96)	$(41)	$1,432,474		$4,109		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Emerging Markets Infrastructure ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	1	12/17/21	$62	$(3,120)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,120

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(13,687)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,120)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$157,240

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,735,514	$8,881,086	$—	$14,616,600
Preferred Stocks	355,839	1,140,785	—	1,496,624
Money Market Funds	1,432,474	—	—	1,432,474

	$7,523,827	$10,021,871	$—	$17,545,698

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,120)	$—	$—	$(3,120)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
BHP Group PLC	412,443	$10,391,230
Glencore PLC	2,119,918	9,972,315
Rio Tinto PLC	207,211	13,583,122

		33,946,667

Austria — 0.2%
Erste Group Bank AG	59,244	2,601,355
OMV AG	27,843	1,676,583

		4,277,938

Belgium — 1.3%
Ageas SA/NV	35,002	1,733,314
Anheuser-Busch InBev SA/NV	165,678	9,396,823
Groupe Bruxelles Lambert SA	20,693	2,276,139
KBC Group NV	65,535	5,911,548
Solvay SA	13,844	1,717,313
UCB SA	24,565	2,750,721
Umicore SA	37,955	2,245,402

		26,031,260

Denmark — 4.0%
Ambu A/S, Class B(a)	33,331	985,653
AP Moller - Maersk A/S, Class A	576	1,484,374
AP Moller - Maersk A/S, Class B, NVS	1,138	3,080,666
Carlsberg A/S, Class B	19,339	3,155,025
Chr Hansen Holding A/S	20,358	1,662,887
Coloplast A/S, Class B	23,309	3,644,652
Danske Bank A/S	129,284	2,177,934
DSV A/S	41,431	9,917,078
Genmab A/S(b)	12,917	5,643,716
GN Store Nord A/S	26,480	1,831,440
Novo Nordisk A/S, Class B	319,939	30,838,759
Novozymes A/S, Class B	41,217	2,825,477
Orsted A/S(c)	36,697	4,837,198
Pandora A/S	19,873	2,412,576
Vestas Wind Systems A/S	195,752	7,851,424

		82,348,859

Finland — 2.1%
Elisa OYJ	29,673	1,843,699
Fortum OYJ	85,667	2,601,371
Kesko OYJ, Class B	52,477	1,810,110
Kone OYJ, Class B	78,108	5,486,958
Metso Outotec OYJ	138,393	1,262,990
Neste OYJ	83,974	4,737,166
Nokia OYJ(b)	1,047,136	5,775,274
Nordea Bank Abp	691,495	8,910,794
Sampo OYJ, Class A	98,595	4,874,617
Stora Enso OYJ, Class R	116,286	1,936,909
UPM-Kymmene OYJ	102,590	3,631,092
Wartsila OYJ Abp	94,914	1,130,360

		44,001,340

France — 16.8%
Accor SA(b)	31,542	1,124,700
Air Liquide SA	91,936	14,724,475
Airbus SE(b)	118,721	15,739,537
Alstom SA	57,463	2,179,728
Arkema SA	12,889	1,699,632
Atos SE	19,240	1,022,064
AXA SA	399,169	11,062,269
BNP Paribas SA	223,413	14,294,113

Security	Shares	Value

France (continued)
Bouygues SA	41,293	$1,708,182
Bureau Veritas SA	57,890	1,786,558
Capgemini SE	30,471	6,318,975
Carrefour SA	122,585	2,196,899
Cie. de Saint-Gobain	103,735	6,981,056
Cie. Generale des Etablissements Michelin SCA	34,951	5,359,402
Credit Agricole SA	269,875	3,709,549
Danone SA	133,863	9,126,501
Dassault Systemes SE	133,592	7,030,347
Edenred	47,398	2,551,549
Eiffage SA	15,970	1,614,038
Electricite de France SA	91,799	1,153,559
Engie SA	348,639	4,561,311
EssilorLuxottica SA	58,635	11,204,742
Eurofins Scientific SE	24,799	3,183,981
Gecina SA	10,859	1,460,929
Hermes International	6,764	9,332,523
Kering SA	14,338	10,183,715
Klepierre SA	37,955	848,806
Legrand SA	52,359	5,610,247
L’Oreal SA	47,616	19,703,691
LVMH Moet Hennessy Louis Vuitton SE	51,927	37,193,420
Orange SA	366,912	3,968,103
Pernod Ricard SA	39,432	8,693,299
Publicis Groupe SA	46,148	3,100,121
Renault SA(b)	38,777	1,375,688
Safran SA	68,494	8,663,163
Sanofi	223,417	21,507,015
Sartorius Stedim Biotech	4,714	2,634,205
Schneider Electric SE	110,392	18,386,215
SCOR SE	29,379	845,994
Sodexo SA(b)	16,202	1,415,984
STMicroelectronics NV, New	127,238	5,550,079
Suez SA	74,502	1,698,803
Teleperformance	11,394	4,481,656
Thales SA	21,031	2,039,072
TotalEnergies SE	481,795	23,028,810
Ubisoft Entertainment SA(b)	17,722	1,061,233
Unibail-Rodamco-Westfield(b)	22,640	1,666,318
Valeo	44,069	1,229,871
Veolia Environment SA	106,737	3,261,432
Vinci SA	100,866	10,490,951
Vivendi SE	157,153	1,978,547
Worldline SA(b)(c)	48,398	3,689,187

		345,432,244

Germany — 12.7%
adidas AG	36,270	11,398,080
Allianz SE, Registered	80,030	17,930,366
Aroundtown SA	188,428	1,298,062
BASF SE	178,169	13,507,031
Bayer AG, Registered	190,229	10,324,769
Bayerische Motoren Werke AG	62,622	5,947,772
Beiersdorf AG	19,313	2,083,874
Brenntag SE	30,401	2,824,089
Commerzbank AG(b)	193,908	1,284,391
Continental AG(b)	20,653	2,242,061
Covestro AG(c)	37,471	2,553,678
Daimler AG, Registered	162,954	14,377,706
Delivery Hero SE(b)(c)	37,223	4,747,986
Deutsche Bank AG, Registered(b)	402,160	5,110,546

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Boerse AG	36,864	$5,981,796
Deutsche Post AG, Registered	192,376	12,063,855
Deutsche Telekom AG, Registered	628,391	12,601,875
Deutsche Wohnen SE	70,575	4,315,276
E.ON SE	438,315	5,349,940
Fresenius Medical Care AG & Co. KGaA	39,094	2,742,220
Fresenius SE & Co. KGaA	81,006	3,877,364
GEA Group AG	32,514	1,484,893
Hannover Rueck SE	11,674	2,032,923
HeidelbergCement AG	28,720	2,142,609
HelloFresh SE(b)	33,692	3,105,293
Henkel AG & Co. KGaA	18,964	1,631,380
Infineon Technologies AG	253,506	10,367,931
LANXESS AG	17,653	1,193,067
LEG Immobilien SE	14,491	2,046,909
Merck KGaA	25,289	5,473,543
MTU Aero Engines AG	10,274	2,309,818
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	27,140	7,405,671
Puma SE	20,025	2,226,080
RWE AG	130,123	4,589,226
SAP SE	212,832	28,781,085
Siemens AG, Registered	155,104	25,367,414
Siemens Healthineers AG(c)	54,618	3,542,274
Symrise AG	25,039	3,281,888
Volkswagen AG	5,734	1,768,384
Vonovia SE	110,844	6,663,760
Zalando SE(b)(c)	37,520	3,421,880

		261,398,765

Ireland — 1.2%
CRH PLC	153,161	7,228,410
Flutter Entertainment PLC, Class DI(b)	29,507	5,852,177
Kerry Group PLC, Class A	29,965	4,026,355
Kingspan Group PLC	30,188	3,011,231
Ryanair Holdings PLC, ADR(a)(b)	19,489	2,144,959
Smurfit Kappa Group PLC	49,989	2,631,841

		24,894,973

Italy — 3.0%
Assicurazioni Generali SpA	234,228	4,960,758
Atlantia SpA(b)	98,349	1,856,011
CNH Industrial NV	195,471	3,285,683
Enel SpA	1,507,620	11,571,311
Eni SpA	488,225	6,510,578
Ferrari NV	24,944	5,205,808
FinecoBank Banca Fineco SpA(b)	117,603	2,124,130
Intesa Sanpaolo SpA	3,319,951	9,398,728
Mediobanca Banca di Credito Finanziario SpA(b)	139,182	1,674,500
Moncler SpA	41,165	2,510,678
Prysmian SpA	52,949	1,849,429
Snam SpA	395,720	2,189,078
Telecom Italia SpA/Milano	1,967,551	769,333
Terna - Rete Elettrica Nazionale	276,323	1,961,010
UniCredit SpA	435,221	5,759,574

		61,626,609

Luxembourg — 0.2%
Societe Generale SA	155,647	4,874,060

Netherlands — 8.9%
ABN AMRO Bank NV, CVA(b)(c)	81,424	1,174,734

Security	Shares	Value

Netherlands (continued)
Adyen NV(b)(c)	5,923	$16,556,927
Aegon NV	273,248	1,410,464
Akzo Nobel NV	36,049	3,938,880
ArcelorMittal SA	130,350	3,990,353
Argenx SE(b)	9,786	2,957,161
ASM International NV	7,459	2,921,082
ASML Holding NV	81,558	60,928,571
Euronext NV(c)	19,223	2,175,482
EXOR NV	22,132	1,857,257
Heineken Holding NV	20,037	1,744,739
Heineken NV	45,403	4,738,930
IMCD NV	10,949	2,095,420
ING Groep NV	756,097	10,992,518
Just Eat Takeaway.com NV(b)(c)	29,216	2,134,638
Koninklijke Ahold Delhaize NV	204,349	6,804,440
Koninklijke DSM NV	34,132	6,825,577
Koninklijke KPN NV	701,688	2,208,043
Koninklijke Philips NV	177,737	7,896,304
NN Group NV	62,059	3,250,789
Prosus NV	169,331	13,553,420
QIAGEN NV(b)	44,084	2,287,188
Randstad NV	24,762	1,667,152
Stellantis NV	430,038	8,184,105
Universal Music Group NV(b)	157,153	4,207,812
Wolters Kluwer NV	52,383	5,552,415

		182,054,401

Norway — 0.9%
DNB Bank ASA	176,331	4,008,829
Equinor ASA	210,029	5,341,208
Mowi ASA	87,129	2,213,670
Norsk Hydro ASA	271,600	2,027,220
Orkla ASA	141,131	1,295,328
Telenor ASA	124,894	2,102,215
Yara International ASA	30,687	1,520,119

		18,508,589

Portugal — 0.2%
EDP - Energias de Portugal SA	569,353	2,990,878
Galp Energia SGPS SA	89,159	1,012,666

		4,003,544

Spain — 3.8%
ACS Actividades de Construccion y Servicios SA	53,992	1,462,571
Aena SME SA(b)(c)	14,425	2,494,683
Amadeus IT Group SA(b)	88,473	5,819,026
Banco Bilbao Vizcaya Argentaria SA	1,295,241	8,549,374
Banco Santander SA	3,386,510	12,267,168
CaixaBank SA	845,397	2,621,596
Cellnex Telecom SA(c)	110,708	6,835,117
Enagas SA	40,348	896,699
Endesa SA	62,732	1,265,147
Ferrovial SA	96,806	2,825,638
Grifols SA	58,678	1,432,800
Iberdrola SA	1,124,611	11,314,068
Industria de Diseno Textil SA	219,505	8,076,849
International Consolidated Airlines Group SA(b)	490,526	1,171,140
Naturgy Energy Group SA(a)	66,461	1,672,885
Red Electrica Corp. SA	72,128	1,447,051
Repsol SA	278,501	3,635,426
Telefonica SA	1,039,284	4,876,919

		78,664,157

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 5.0%
Alfa Laval AB	56,602	$2,111,171
Assa Abloy AB, Class B	192,407	5,581,074
Atlas Copco AB, Class A	125,611	7,585,101
Atlas Copco AB, Class B	75,328	3,828,666
Boliden AB	53,701	1,719,529
Electrolux AB, Series B	51,033	1,179,052
Embracer Group AB(b)	109,274	1,052,248
Epiroc AB, Class A	119,418	2,482,646
Epiroc AB, Class B	76,961	1,363,116
Essity AB, Class B	116,911	3,625,875
Evolution AB(c)	35,029	5,304,765
H & M Hennes & Mauritz AB, Class B(b)	143,235	2,899,307
Hexagon AB, Class B	381,214	5,896,615
Industrivarden AB, Class A	30,845	985,397
Industrivarden AB, Class C	33,099	1,022,616
Investor AB, Class B	355,733	7,649,814
Kinnevik AB, Class B(b)	45,927	1,614,528
Nibe Industrier AB, Class B	273,972	3,442,940
Sandvik AB	213,852	4,885,728
Securitas AB, Class B	63,253	1,001,144
Sinch AB(b)(c)	109,356	2,120,630
Skandinaviska Enskilda Banken AB, Class A	309,186	4,357,460
Skanska AB, Class B	78,199	1,961,824
SKF AB, Class B	74,180	1,749,254
Svenska Cellulosa AB SCA, Class B	119,027	1,844,688
Svenska Handelsbanken AB, Class A	301,918	3,381,300
Swedbank AB, Class A	178,137	3,592,075
Swedish Match AB	306,797	2,686,541
Tele2 AB, Class B	98,402	1,457,011
Telefonaktiebolaget LM Ericsson, Class B	560,145	6,322,313
Telia Co. AB	479,927	1,974,290
Volvo AB, Class B	309,380	6,907,367

		103,586,085

Switzerland — 15.2%
ABB Ltd., Registered	346,974	11,606,909
Adecco Group AG, Registered	31,162	1,561,395
Alcon Inc.	96,999	7,854,078
Baloise Holding AG, Registered	9,729	1,475,789
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	202	2,258,533
Chocoladefabriken Lindt & Spruengli AG, Registered	22	2,594,345
Cie. Financiere Richemont SA, Class A, Registered	101,328	10,505,898
Credit Suisse Group AG, Registered	488,631	4,825,848
Geberit AG, Registered	6,964	5,112,984
Givaudan SA, Registered	1,539	7,016,438
Holcim Ltd.	99,902	4,813,776
Julius Baer Group Ltd.	42,646	2,833,387
Kuehne + Nagel International AG, Registered	9,901	3,380,212
Logitech International SA, Registered	33,390	2,970,612
Lonza Group AG, Registered	14,538	10,905,090
Nestle SA, Registered	547,381	65,953,947
Novartis AG, Registered	473,867	38,856,694
Partners Group Holding AG	4,392	6,854,322
Roche Holding AG, Bearer	5,283	2,168,269
Roche Holding AG, NVS	136,654	49,874,577
Schindler Holding AG, Participation Certificates, NVS	8,079	2,168,966
Schindler Holding AG, Registered	3,725	959,656
SGS SA, Registered	1,174	3,417,322
Siemens Energy AG(b)	75,804	2,027,717
Sika AG, Registered	27,693	8,755,778

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG, Registered	10,548	$3,986,175
Straumann Holding AG, Registered	2,224	3,988,657
Swatch Group AG (The), Bearer	5,645	1,472,677
Swatch Group AG (The), Registered	10,612	546,032
Swiss Life Holding AG, Registered	6,184	3,115,917
Swiss Prime Site AG, Registered	15,053	1,470,391
Swiss Re AG	56,484	4,820,918
Swisscom AG, Registered	4,897	2,818,129
Temenos AG, Registered	12,887	1,748,592
UBS Group AG, Registered	718,954	11,475,665
VAT Group AG(c)	5,188	2,047,549
Vifor Pharma AG	9,072	1,175,885
Zurich Insurance Group AG	29,339	11,997,310

		311,416,439

United Kingdom — 21.2%
3i Group PLC	189,417	3,253,565
Abrdn PLC	428,987	1,467,117
Admiral Group PLC	52,435	2,190,917
Anglo American PLC	264,350	9,265,109
Ashtead Group PLC	87,117	6,585,466
Associated British Foods PLC	70,460	1,753,940
AstraZeneca PLC	301,177	36,297,169
Aviva PLC	758,852	4,021,822
BAE Systems PLC	631,987	4,786,704
Barclays PLC	3,079,583	7,825,150
Barratt Developments PLC	198,248	1,752,470
Berkeley Group Holdings PLC, NVS	22,150	1,293,464
BP PLC	3,950,727	17,994,979
British American Tobacco PLC	444,276	15,529,453
British Land Co. PLC (The)	184,942	1,227,205
BT Group PLC(b)	1,683,277	3,608,627
Bunzl PLC	65,924	2,175,129
Burberry Group PLC	77,518	1,886,527
Compass Group PLC(b)	344,595	7,047,372
Croda International PLC	27,831	3,188,796
DCC PLC	20,093	1,675,071
Diageo PLC	452,810	21,922,800
Direct Line Insurance Group PLC	248,891	971,190
DS Smith PLC	269,872	1,490,422
Entain PLC(b)	113,949	3,254,567
Experian PLC	188,090	7,879,114
Ferguson PLC	44,995	6,246,289
GlaxoSmithKline PLC	974,574	18,393,299
Halma PLC	72,758	2,775,245
Hargreaves Lansdown PLC	68,892	1,322,769
HSBC Holdings PLC	4,042,261	21,135,681
IMI PLC	56,044	1,253,527
Imperial Brands PLC	186,836	3,907,982
Informa PLC(b)	285,933	2,102,739
InterContinental Hotels Group PLC(b)	37,278	2,380,257
Intertek Group PLC	31,855	2,130,056
ITV PLC(b)	714,888	1,022,412
J Sainsbury PLC	335,084	1,284,304
Johnson Matthey PLC	38,721	1,389,193
Kingfisher PLC	403,201	1,819,999
Land Securities Group PLC	139,890	1,303,820
Legal & General Group PLC	1,169,036	4,392,168
Lloyds Banking Group PLC	13,783,266	8,578,991
London Stock Exchange Group PLC	62,877	6,300,788
M&G PLC	510,541	1,394,904

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Marks & Spencer Group PLC(b)	386,261	$948,124
Melrose Industries PLC	849,054	1,971,253
Mondi PLC	95,926	2,350,761
National Grid PLC	752,245	8,963,538
Natwest Group PLC	1,028,042	3,099,399
Next PLC	25,410	2,795,122
Ocado Group PLC(b)	125,255	2,799,176
Pearson PLC	144,684	1,387,551
Persimmon PLC	61,317	2,192,999
Prudential PLC	508,733	9,872,172
Reckitt Benckiser Group PLC	142,718	11,211,953
RELX PLC	384,929	11,080,657
Rentokil Initial PLC	362,981	2,850,415
Rolls-Royce Holdings PLC(b)	1,636,948	3,057,352
Royal Dutch Shell PLC, Class A	796,028	17,703,005
Royal Dutch Shell PLC, Class B	719,420	15,939,908
Sage Group PLC (The)	221,103	2,105,266
Schroders PLC	24,836	1,196,096
Segro PLC	233,689	3,753,941
Severn Trent PLC	50,186	1,756,967
Smith & Nephew PLC	172,349	2,969,201
Smiths Group PLC	77,799	1,500,181
Spirax-Sarco Engineering PLC	14,304	2,878,048
SSE PLC	203,852	4,292,130
St. James’s Place PLC	104,280	2,103,567
Standard Chartered PLC	503,807	2,945,144
Taylor Wimpey PLC	715,418	1,492,147
Tesco PLC	1,518,204	5,170,446
Unilever PLC	511,783	27,707,075
United Utilities Group PLC	134,770	1,754,078
Vodafone Group PLC	5,222,241	7,946,641
Weir Group PLC (The)(b)	51,527	1,163,144
Whitbread PLC(b)	39,035	1,735,615
Wm Morrison Supermarkets PLC	458,983	1,821,288
WPP PLC	247,677	3,318,268

		435,311,196

United States — 0.0%
Jackson Financial Inc., Class A(b)	12,589	327,314

Total Common Stocks — 98.4% (Cost: $1,941,017,383)		2,022,704,440

Preferred Stocks

Germany — 0.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,935	829,487

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	34,215	$3,165,179
Porsche Automobil Holding SE, Preference Shares, NVS	30,091	2,975,707
Sartorius AG, Preference Shares, NVS	4,812	3,063,360
Volkswagen AG, Preference Shares, NVS	35,643	7,944,916

		17,978,649

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,189,092	479,841

Total Preferred Stocks — 0.9% (Cost: $19,695,167)		18,458,490

Rights

France — 0.0%
Veolia Environment SA (Expires 10/01/21)(a)(b)	106,737	88,549

Total Rights — 0.0% (Cost: $0)		88,549

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	3,426,290	3,428,003
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,700,000	1,700,000

		5,128,003

Total Short-Term Investments — 0.3% (Cost: $5,127,756)		5,128,003

Total Investments in Securities — 99.6% (Cost: $1,965,840,306)		2,046,379,482

Other Assets, Less Liabilities — 0.4%		8,962,249

Net Assets — 100.0%		$2,055,341,731

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Europe ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,383,628	$—		$(4,955,170	)(a)	$515	$(970)	$3,428,003	3,426,290	$27,780	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	820,000	880,000	(a)	—		—	—	1,700,000	1,700,000	36		—

						$515	$(970)	$5,128,003		$27,816		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	177	12/17/21	$8,273	$(197,306)
FTSE 100 Index	47	12/17/21	4,461	2,799

				$(194,507)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,799

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$197,306

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$869,902

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(314,862)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Europe ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,294,646

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$70,146,783	$1,952,557,657	$—	$2,022,704,440
Preferred Stocks	—	18,458,490	—	18,458,490
Rights	—	88,549	—	88,549
Money Market Funds	5,128,003	—	—	5,128,003

	$75,274,786	$1,971,104,696	$—	$2,046,379,482

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$2,799	$—	$2,799
Liabilities
Futures Contracts	—	(197,306)	—	(197,306)

	$—	$(194,507)	$—	$(194,507)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.8%
Abacus Property Group	30,112	$76,300
APN Industria REIT	11,375	28,182
Arena REIT	27,597	83,571
Aventus Group	32,851	75,452
BWP Trust	38,380	109,672
Cedar Woods Properties Ltd.	4,865	21,304
Centuria Capital Group	50,533	122,958
Centuria Industrial REIT	37,012	98,409
Centuria Office REIT(a)	34,504	62,094
Charter Hall Group	36,870	445,803
Charter Hall Long Wale REIT	45,388	160,427
Charter Hall Retail REIT	41,180	116,757
Charter Hall Social Infrastructure REIT	25,753	66,040
Cromwell Property Group	113,230	64,752
Dexus	85,141	655,295
GDI Property Group	39,129	32,499
Goodman Group	133,079	2,047,696
GPT Group (The)	151,635	546,174
Growthpoint Properties Australia Ltd.	23,682	69,359
Home Consortium Ltd.	14,654	80,942
HomeCo Daily Needs REIT(a)	40,605	46,235
Hotel Property Investments	13,778	34,265
Ingenia Communities Group	23,095	108,686
Irongate Group	42,321	46,063
Lendlease Corp. Ltd.	54,508	419,083
Lifestyle Communities Ltd.	7,629	120,362
Mirvac Group	312,098	662,042
National Storage REIT	85,222	139,856
Rural Funds Group	30,328	57,918
Scentre Group	410,865	874,470
Shopping Centres Australasia Property Group	85,024	162,860
Stockland	188,966	599,243
Vicinity Centres	306,026	361,794
Waypoint REIT	61,762	121,147

		8,717,710

Austria — 0.6%
CA Immobilien Anlagen AG	3,738	158,298
IMMOFINANZ AG(b)	7,601	180,991
S IMMO AG	3,402	78,657

		417,946

Belgium — 2.5%
Aedifica SA	2,851	355,928
Befimmo SA	1,958	78,588
Care Property Invest NV	2,080	64,088
Cofinimmo SA	2,211	335,278
Immobel SA	328	28,419
Intervest Offices & Warehouses NV	1,843	50,489
Montea NV	819	108,530
Retail Estates NV	880	64,343
Shurgard Self Storage SA	1,951	107,008
VGP NV	601	138,259
Warehouses De Pauw CVA	11,070	448,539
Xior Student Housing NV	1,516	85,608

		1,865,077

British Virgin Islands — 0.1%
MAS Real Estate Inc.	33,117	40,861

Security	Shares	Value

Canada — 3.6%
Allied Properties REIT	4,997	$158,676
Artis REIT	4,867	43,690
Automotive Properties Real Estate Investment Trust	1,500	15,076
Boardwalk REIT	1,825	68,139
BTB Real Estate Investment Trust	2,877	9,131
Canadian Apartment Properties REIT	6,694	312,397
Choice Properties REIT	12,749	143,434
Cominar REIT	6,964	54,927
Crombie REIT	3,825	52,486
CT REIT	3,992	53,674
Dream Industrial REIT	8,237	105,352
Dream Office REIT	1,882	34,175
DREAM Unlimited Corp., Class A	1,858	41,103
European Residential Real Estate Investment Trust	3,480	12,089
First Capital Real Estate Investment Trust	8,402	116,086
Granite REIT	2,548	181,213
H&R Real Estate Investment Trust	11,265	139,012
Inovalis Real Estate Investment Trust	1,270	9,365
InterRent REIT	5,278	69,715
Killam Apartment REIT	4,285	71,890
Minto Apartment Real Estate Investment Trust(c)	1,428	25,209
Morguard Corp.	346	36,387
Morguard North American Residential REIT	1,625	21,926
Nexus Real Estate Investment Trust	1,312	13,228
NorthWest Healthcare Properties REIT	8,515	86,790
Plaza Retail REIT	4,043	14,364
RioCan REIT	12,224	208,848
Slate Grocery REIT	1,848	18,967
Slate Office REIT	2,212	9,081
SmartCentres Real Estate Investment Trust	5,575	130,550
Summit Industrial Income REIT	6,567	108,050
Tricon Residential Inc.	16,585	221,290
True North Commercial Real Estate Investment Trust	3,728	21,310
WPT Industrial Real Estate Investment Trust	3,196	69,189

		2,676,819

China — 0.7%
Gemdale Properties & Investment Corp. Ltd.	490,000	52,873
Greenland Hong Kong Holdings Ltd.(a)	60,000	14,999
Road King Infrastructure Ltd.	18,000	18,104
Wharf Holdings Ltd. (The)	108,000	357,253
Yuexiu REIT	128,000	60,180
Zhuguang Holdings Group Co. Ltd.	190,000	42,447

		545,856

Finland — 0.4%
Citycon OYJ	6,119	49,036
Kojamo OYJ	11,889	246,866

		295,902

France — 3.3%
Altarea SCA	292	63,251
Carmila SA	3,564	53,208
Covivio	3,743	314,551
Gecina SA	4,301	578,640
ICADE	2,561	199,982
Klepierre SA	15,629	349,519
Mercialys SA	3,949	41,952
Nexity SA	3,878	184,407
Unibail-Rodamco-Westfield(b)	9,216	678,303

		2,463,813

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 9.7%
ADLER Group SA(a)(c)	6,583	$112,094
alstria office REIT-AG	14,093	255,634
Aroundtown SA	76,652	528,048
Deutsche EuroShop AG	3,827	77,865
Deutsche Wohnen SE	28,489	1,741,947
DIC Asset AG	2,951	52,163
Grand City Properties SA	8,229	204,913
Hamborner REIT AG	5,616	60,685
Instone Real Estate Group AG(c)	3,687	105,276
LEG Immobilien SE	5,766	814,469
Sirius Real Estate Ltd.	84,179	148,357
TAG Immobilien AG	11,597	339,077
Vonovia SE	45,537	2,737,610

		7,178,138

Hong Kong — 9.3%
Champion REIT	154,000	80,771
CK Asset Holdings Ltd.	155,500	897,200
Far East Consortium International Ltd.	89,000	30,183
Hang Lung Group Ltd.	66,000	153,849
Hang Lung Properties Ltd.	146,000	332,742
Henderson Land Development Co. Ltd.	103,044	393,465
Hongkong Land Holdings Ltd.(a)	92,400	441,365
Hysan Development Co. Ltd.	48,000	156,308
K Wah International Holdings Ltd.	115,000	46,420
Kerry Properties Ltd.	46,500	122,316
Link REIT	165,600	1,418,090
Prosperity REIT	100,000	39,743
Sino Land Co. Ltd.	244,000	328,253
Sun Hung Kai Properties Ltd.	121,500	1,517,090
Sunlight REIT	80,000	46,142
Swire Properties Ltd.	84,200	211,131
Wharf Real Estate Investment Co. Ltd.	123,000	631,960
Zensun Enterprises Ltd.(a)	43,000	32,424

		6,879,452

Ireland — 0.2%
Hibernia REIT PLC	52,972	71,668
Irish Residential Properties REIT PLC	34,063	56,976

		128,644

Israel — 2.3%
AFI Properties Ltd.(a)(b)	782	40,629
Airport City Ltd.(b)	5,211	93,907
Alony Hetz Properties & Investments Ltd.	11,859	182,038
Amot Investments Ltd.	14,067	99,404
Ashtrom Group Ltd.	1	16
Azrieli Group Ltd.	2,896	260,694
Big Shopping Centers Ltd.	875	129,368
Blue Square Real Estate Ltd.	404	30,125
Electra Real Estate Ltd.(a)	1,568	23,355
Gav-Yam Lands Corp. Ltd.	4,613	46,945
Gazit-Globe Ltd.	5,320	37,470
Israel Canada T.R Ltd.(a)	9,483	40,981
Israel Land Development - Urban Renewal Ltd.	1,232	15,212
Isras Investment Co. Ltd.	134	30,227
Mega Or Holdings Ltd.	1,827	67,796
Mehadrin Ltd.(b)	1	38
Melisron Ltd.(b)	1,817	145,117
Mivne Real Estate KD Ltd.	47,154	165,539
Norstar Holdings Inc.	1,923	13,610
Prashkovsky Investments and Construction Ltd.	507	14,913

Security	Shares	Value

Israel (continued)
Property & Building Corp. Ltd.(b)	218	$30,966
REIT 1 Ltd.	14,051	82,870
Sella Capital Real Estate Ltd.	15,390	45,490
Summit Real Estate Holdings Ltd.(b)	2,868	50,152
YH Dimri Construction & Development Ltd.	533	38,026

		1,684,888

Italy — 0.0%
COIMA RES SpA(c)	1,733	13,871
Immobiliare Grande Distribuzione SIIQ SpA(b)	4,504	20,370

		34,241

Japan — 28.6%
Activia Properties Inc.	59	241,266
Advance Residence Investment Corp.	109	354,535
Aeon Mall Co. Ltd.	7,380	113,552
AEON REIT Investment Corp.	135	181,374
Airport Facilities Co. Ltd.	2,200	11,886
Ardepro Co. Ltd.	13,700	6,983
Arealink Co. Ltd.	700	9,160
Comforia Residential REIT Inc.	49	151,233
CRE Inc./Japan	900	19,375
CRE Logistics REIT Inc.	40	74,423
Daibiru Corp.	4,500	66,146
Daito Trust Construction Co. Ltd.	5,500	645,193
Daiwa House Industry Co. Ltd.	52,700	1,756,755
Daiwa House REIT Investment Corp.	166	487,485
Daiwa Office Investment Corp.	23	155,216
Daiwa Securities Living Investments Corp.	169	169,222
Dear Life Co. Ltd.	2,000	8,631
ESCON Japan Reit Investment Corp.	28	34,422
Frontier Real Estate Investment Corp.(a)	40	175,307
Fukuoka REIT Corp.	58	86,990
Global One Real Estate Investment Corp.	77	80,010
GLP J-REIT	355	584,357
Goldcrest Co. Ltd.	1,100	16,677
Good Com Asset Co. Ltd.	600	7,737
Hankyu Hanshin REIT Inc.	55	81,167
Health Care & Medical Investment Corp.	26	35,998
Heiwa Real Estate Co. Ltd.	2,500	86,729
Heiwa Real Estate REIT Inc.	74	109,060
Hoshino Resorts REIT Inc.	18	118,624
Hulic Co. Ltd.	39,500	439,892
Hulic Reit Inc.	95	149,335
Ichigo Hotel REIT Investment Corp.	19	16,052
Ichigo Inc.	18,800	61,848
Ichigo Office REIT Investment Corp.	122	98,446
Industrial & Infrastructure Fund Investment Corp.	165	300,632
Invesco Office J-Reit Inc.	695	140,935
Invincible Investment Corp.	485	190,009
Itochu Advance Logistics Investment Corp.	45	62,783
Japan Excellent Inc.	102	124,899
Japan Hotel REIT Investment Corp.	351	210,713
Japan Logistics Fund Inc.	72	214,134
Japan Metropolitan Fund Invest	553	530,994
Japan Prime Realty Investment Corp.	76	275,335
Japan Property Management Center Co. Ltd.	1,000	10,754
Japan Real Estate Investment Corp.	110	659,807
Katitas Co. Ltd.	4,000	140,993
Keihanshin Building Co. Ltd.	3,700	46,730
Kenedix Office Investment Corp.	34	233,703

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kenedix Residential Next Investment Corp.	78	$152,222
Kenedix Retail REIT Corp.	45	116,694
LaSalle Logiport REIT	142	239,229
Leopalace21 Corp.(b)	13,300	29,561
Marimo Regional Revitalization REIT Inc.	12	13,974
Mirai Corp.	134	64,656
Mirainovate Co. Ltd.(b)	3,180	7,029
Mitsubishi Estate Co. Ltd.	110,100	1,753,100
Mitsubishi Estate Logistics REIT Investment Corp.	31	136,174
Mitsui Fudosan Co. Ltd.	76,456	1,816,203
Mitsui Fudosan Logistics Park Inc.	41	217,350
Mori Hills REIT Investment Corp.	129	174,799
Mori Trust Hotel Reit Inc.	25	30,833
Mori Trust Sogo REIT Inc.	77	102,171
Nippon Accommodations Fund Inc.	40	224,628
Nippon Building Fund Inc.	131	851,077
Nippon Commercial Development Co. Ltd.	900	14,028
Nippon Prologis REIT Inc.	204	681,778
Nippon REIT Investment Corp.	35	136,110
Nomura Real Estate Holdings Inc.	9,300	241,786
Nomura Real Estate Master Fund Inc.	373	536,849
NTT UD REIT Investment Corp.	105	144,299
One REIT Inc.	18	47,853
Ooedo Onsen Reit Investment Corp.	20	14,353
Orix JREIT Inc.	217	377,660
SAMTY Co. Ltd.	2,700	56,448
Samty Residential Investment Corp.	57	59,851
Sankei Real Estate Inc.	28	30,634
Sekisui House Reit Inc.	340	281,505
Shinoken Group Co. Ltd.	1,700	17,676
SOSiLA Logistics REIT Inc.	47	69,850
SRE Holdings Corp.(b)	500	35,467
Star Asia Investment Corp.	143	73,489
Star Mica Holdings Co. Ltd.	1,100	15,175
Starts Corp. Inc.	2,500	59,488
Starts Proceed Investment Corp.	18	40,051
Sumitomo Realty & Development Co. Ltd.	37,700	1,377,978
Sun Frontier Fudousan Co. Ltd.	2,000	19,954
Takara Leben Co. Ltd.	7,200	20,786
Takara Leben Real Estate Investment Corp.	36	35,194
TKP Corp.(b)	1,100	18,546
TOC Co. Ltd.	4,000	23,572
Tokyo Rakutenchi Co. Ltd.	200	7,392
Tokyo Tatemono Co. Ltd.	16,500	261,313
Tokyu Fudosan Holdings Corp.	47,700	293,570
Tokyu REIT Inc.	73	121,036
Tosei Corp.	2,300	24,763
Tosei Reit Investment Corp.	24	29,539
United Urban Investment Corp.	247	333,838
XYMAX REIT Investment Corp.	17	17,159

		21,226,197

Malta — 0.0%
BGP Holdings PLC(d)	1,986,852	23

Netherlands — 0.4%
Brack Capital Properties NV(b)	190	20,433
CTP NV(c)	4,761	103,680
Eurocommercial Properties NV	3,056	65,290
NSI NV	1,360	50,411
Vastned Retail NV	1,374	36,928

Security	Shares	Value

Netherlands (continued)
Wereldhave NV	3,127	$44,427

		321,169

New Zealand — 0.7%
Argosy Property Ltd.	66,052	73,548
Goodman Property Trust	83,829	139,532
Kiwi Property Group Ltd.	123,469	98,146
Precinct Properties New Zealand Ltd.	94,221	109,107
Vital Healthcare Property Trust	30,848	65,197

		485,530

Norway — 0.4%
Entra ASA(c)	14,396	308,777
Selvaag Bolig ASA	3,302	20,586

		329,363

Singapore — 7.1%
AIMS APAC REIT(a)	34,085	36,148
ARA LOGOS Logistics Trust	107,046	72,418
Ascendas India Trust	58,500	61,360
Ascendas REIT	265,692	585,631
Ascott Residence Trust	145,760	98,700
CapitaLand China Trust	82,626	75,183
CapitaLand Integrated Commercial Trust	394,910	588,044
Capitaland Investment Ltd./Singapore(b)	197,700	495,051
CDL Hospitality Trusts	61,100	46,422
City Developments Ltd.	37,100	187,766
Cromwell European Real Estate Investment Trust	24,620	74,433
Eagle Hospitality Trust(b)(d)	53,200	1
EC World Real Estate Investment Trust	20,900	12,314
ESR-REIT	217,589	74,517
Far East Hospitality Trust	82,500	37,498
First REIT(a)	86,000	16,151
Fortune REIT	113,000	112,352
Frasers Centrepoint Trust	85,606	142,473
Frasers Logistics & Commercial Trust	229,872	256,449
IREIT Global	38,300	18,053
Keppel DC REIT	99,603	181,806
Keppel Pacific Oak US REIT	58,800	46,158
Keppel REIT	155,700	121,213
Lendlease Global Commercial REIT	72,000	46,036
Manulife US Real Estate Investment Trust	114,550	79,843
Mapletree Commercial Trust	172,412	261,286
Mapletree Industrial Trust	154,732	316,202
Mapletree Logistics Trust	227,691	340,383
Mapletree North Asia Commercial Trust	168,000	119,399
OUE Commercial Real Estate Investment Trust	191,000	64,004
OUE Ltd.	24,600	24,328
Parkway Life REIT	30,500	104,452
Prime U.S. REIT	44,600	38,108
Sasseur Real Estate Investment Trust(a)	38,900	24,426
SPH REIT(a)	75,000	51,802
Starhill Global REIT	114,200	52,454
Suntec REIT(a)	169,700	176,597
Tuan Sing Holdings Ltd.(a)	40,400	14,594
UOL Group Ltd.	37,700	189,577
Wing Tai Holdings Ltd.(a)	38,700	51,589

		5,295,221

South Korea — 0.3%
ESR Kendall Square REIT Co. Ltd.	7,595	40,787
IGIS Value Plus REIT Co. Ltd.	2,208	10,816
JR Reit XXVII	9,142	42,900

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Koramco Energy Plus Reit	2,371	$12,716
Korea REIT & Trust Co. Ltd.	11,952	24,576
LOTTE Reit Co. Ltd.	10,024	46,815
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	6,896	27,811
Shinhan Alpha REIT Co. Ltd.	3,351	22,962
SK D&D Co. Ltd.	559	15,965

		245,348

Spain — 0.8%
Aedas Homes SA(c)	1,520	44,017
Inmobiliaria Colonial Socimi SA	21,208	205,865
Lar Espana Real Estate Socimi SA	4,825	30,013
Merlin Properties Socimi SA	26,311	270,395
Metrovacesa SA(c)	3,424	29,271

		579,561

Sweden — 5.0%
Akelius Residential Property AB, Class D	16,760	31,540
Annehem Fastigheter AB, Class B(b)	3,182	12,722
Atrium Ljungberg AB, Class B	3,773	78,952
Castellum AB	17,997	439,348
Catena AB	2,342	126,806
Cibus Nordic Real Estate AB	3,219	76,114
Dios Fastigheter AB	6,783	66,169
Fabege AB	21,471	323,846
Fastighets AB Balder, Class B(b)	8,325	500,304
Hufvudstaden AB, Class A	9,249	138,134
K-Fast Holding AB(b)	4,806	39,856
Kungsleden AB	13,103	172,873
NP3 Fastigheter AB	2,238	58,287
Nyfosa AB	13,196	186,611
Platzer Fastigheter Holding AB, Class B	4,861	73,295
Sagax AB, Class B	13,212	412,003
Sagax AB, Class D	8,695	31,981
Samhallsbyggnadsbolaget i Norden AB	81,529	451,490
Samhallsbyggnadsbolaget i Norden AB, Class D, New	11,428	39,449
Wallenstam AB, Class B	16,569	244,879
Wihlborgs Fastigheter AB	10,680	212,284

		3,716,943

Switzerland — 2.0%
Allreal Holding AG, Registered	1,142	226,697
Intershop Holding AG	100	62,343
Mobimo Holding AG, Registered	523	173,601
PSP Swiss Property AG, Registered	3,622	436,390
Swiss Prime Site AG, Registered	6,014	587,453

		1,486,484

United Kingdom — 9.6%
AEW UK REIT PLC	13,857	19,117
Assura PLC	211,902	204,287
Big Yellow Group PLC	13,622	256,042
BMO Commercial Property Trust Ltd.	62,512	81,112
British Land Co. PLC (The)	74,249	492,688
Capital & Counties Properties PLC	68,117	152,448
Civitas Social Housing PLC	50,144	59,005
CLS Holdings PLC	14,940	44,569
Custodian REIT PLC	34,054	42,718
Derwent London PLC	8,880	411,454
Empiric Student Property PLC(b)	47,308	56,476
GCP Student Living PLC	35,575	101,380
Grainger PLC	58,675	240,760
Great Portland Estates PLC	19,956	200,300

Security	Shares	Value

United Kingdom (continued)
Hammerson PLC	334,723	$144,430
Helical PLC	8,340	49,748
Home Reit PLC	19,286	28,195
Impact Healthcare REIT PLC	28,344	42,068
Intu Properties PLC(a)(d)	47,783	1
Land Securities Group PLC	59,473	554,308
LondonMetric Property PLC	72,059	231,650
LXI REIT PLC	55,978	103,686
NewRiver REIT PLC	25,455	28,570
Phoenix Spree Deutschland Ltd.	8,169	42,377
Picton Property Income Ltd. (The)	43,792	56,055
Primary Health Properties PLC	104,870	212,772
PRS REIT PLC (The)	37,241	50,179
Regional REIT Ltd.(c)	34,007	40,477
Safestore Holdings PLC	16,688	235,872
Schroder REIT Ltd.	42,870	28,420
Segro PLC	95,011	1,526,241
Shaftesbury PLC	22,599	184,499
Standard Life Investment Property Income Trust Ltd.	32,902	31,653
Supermarket Income REIT PLC	64,443	101,158
Triple Point Social Housing REIT PLC(c)	29,709	37,828
Tritax Big Box REIT PLC	136,211	389,464
UK Commercial Property REIT Ltd.	68,602	67,669
UNITE Group PLC (The)	31,584	463,012
Workspace Group PLC	10,012	111,294

		7,123,982

Total Common Stocks — 99.4% (Cost: $81,195,847)		73,739,168

Rights

Austria — 0.0%
BUWOG AG (a)(b)(d)	463	—

Total Rights — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	905,429	905,882
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	30,000	30,000

		935,882

Total Short-Term Investments — 1.3% (Cost: $935,659)		935,882

Total Investments in Securities — 100.7% (Cost: $82,131,506)		74,675,050

Other Assets, Less Liabilities — (0.7)%		(513,035)

Net Assets — 100.0%		$74,162,015

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Developed Property ETF

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$385,445	$520,397	(a)	$—	$140	$(100)	$905,882	905,429	$14,193	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0	(a)	—	—	—	30,000	30,000	1		—

					$140	$(100)	$935,882		$14,194		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	10	12/09/21	$181	$(2,116)
Dow Jones U.S. Real Estate Index	6	12/17/21	238	(9,359)

				$(11,475)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$11,475

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$76,430

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(19,736)

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Developed Property ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$524,538

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,801,109	$57,938,034	$25	$73,739,168
Rights	—	—	—	—
Money Market Funds	935,882	—	—	935,882

	$16,736,991	$57,938,034	$25	$74,675,050

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(9,359)	$(2,116)	$—	$(11,475)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.8%
Abacus Property Group	9,837	$24,926
Accent Group Ltd.	6,940	11,239
Arena REIT	7,100	21,501
AUB Group Ltd.	1,496	25,384
Australian Pharmaceutical Industries Ltd.	8,188	8,731
Aventus Group	9,180	21,085
Bapcor Ltd.	7,330	39,538
Bega Cheese Ltd.	6,366	24,452
Brickworks Ltd.	1,282	22,807
BWP Trust	10,634	30,387
BWX Ltd.	2,666	9,336
Centuria Industrial REIT	9,940	26,429
Centuria Office REIT	10,633	19,135
Charter Hall Long Wale REIT	11,630	41,107
Charter Hall Retail REIT	10,415	29,530
Charter Hall Social Infrastructure REIT	7,172	18,391
Data#3 Ltd.	3,300	11,353
Elders Ltd.	3,266	28,533
Emeco Holdings Ltd.	12,636	9,497
Estia Health Ltd.	4,832	7,952
Gold Road Resources Ltd.	23,537	20,314
Growthpoint Properties Australia Ltd.	6,124	17,936
GUD Holdings Ltd.	2,204	16,083
GWA Group Ltd.	6,012	11,769
Healius Ltd.	12,486	42,620
Imdex Ltd.	9,025	15,061
Ingenia Communities Group	6,548	30,815
Link Administration Holdings Ltd.	11,337	35,551
McMillan Shakespeare Ltd.	1,106	11,526
Monadelphous Group Ltd.	1,876	12,110
National Storage REIT	24,829	40,746
New Hope Corp. Ltd.	5,440	9,384
NIB Holdings Ltd.	10,024	49,379
Pendal Group Ltd.	6,035	35,114
Premier Investments Ltd.	1,762	37,881
Regis Resources Ltd.	17,134	24,844
Reliance Worldwide Corp. Ltd.	17,156	62,384
Sandfire Resources Ltd.	3,658	14,271
Sandfire Resources Ltd.	3,658	14,492
Select Harvests Ltd.	2,633	15,604
Senex Energy Ltd.	3,312	8,783
SmartGroup Corp. Ltd.	1,992	13,593
Steadfast Group Ltd.	18,767	64,787
Super Retail Group Ltd.	3,543	30,830
Tassal Group Ltd.	5,188	13,114
Virtus Health Ltd.	1,244	5,273
Waypoint REIT	16,940	33,228

		1,118,805

Austria — 1.4%
EVN AG	799	21,241
Oesterreichische Post AG	720	30,525
Strabag SE	351	15,968
UNIQA Insurance Group AG	2,405	21,415
Vienna Insurance Group AG Wiener Versicherung Gruppe	816	23,536
Wienerberger AG	2,464	82,733

		195,418

Belgium — 2.2%
Befimmo SA	469	18,824

Security	Shares	Value

Belgium (continued)
Bekaert SA	859	$35,736
bpost SA(a)	2,174	19,171
Cofinimmo SA	652	98,870
Euronav NV	4,452	42,193
KBC Ancora	768	39,401
Montea NV	266	35,249
Orange Belgium SA	329	7,401
Tessenderlo Group SA(a)	566	21,062

		317,907

Canada — 20.5%
Aecon Group Inc.	1,365	20,659
Alamos Gold Inc., Class A	9,212	66,257
Allied Properties REIT	2,813	89,325
AltaGas Ltd.	6,232	122,957
ARC Resources Ltd.	14,440	135,325
Canadian Apartment Properties REIT	3,744	174,726
Canadian Western Bank	1,859	53,821
Canfor Corp.(a)	1,320	28,993
Capital Power Corp.	2,408	81,198
Cascades Inc.	2,081	25,746
Celestica Inc.(a)	2,574	22,862
Choice Properties REIT	5,604	63,048
CI Financial Corp.	4,190	85,050
Dream Office REIT	1,017	18,468
Finning International Inc.	3,639	89,783
Granite REIT	1,269	90,251
Home Capital Group Inc.(a)	1,166	34,163
iA Financial Corp. Inc.	2,371	134,518
Kinross Gold Corp.	28,459	152,563
Kirkland Lake Gold Ltd.	5,962	248,346
Laurentian Bank of Canada	1,016	32,246
Linamar Corp.	1,040	54,003
Lundin Mining Corp.	14,665	105,478
Maple Leaf Foods Inc.	1,871	38,023
Martinrea International Inc.	2,200	19,541
Mullen Group Ltd.	2,016	20,501
North West Co. Inc. (The)	1,072	28,624
Onex Corp.	1,723	121,804
Parex Resources Inc.	2,779	50,551
PrairieSky Royalty Ltd.	4,747	50,633
Russel Metals Inc.	1,396	33,473
Tourmaline Oil Corp.	6,045	211,188
TransAlta Corp.	5,127	54,160
Transcontinental Inc., Class A	1,769	28,101
West Fraser Timber Co. Ltd.	2,462	207,363
Westshore Terminals Investment Corp.	834	16,099
Yamana Gold Inc.	29,900	118,033

		2,927,880

China — 0.1%
Asia Cement China Holdings Corp.	10,000	7,853
Pou Sheng International Holdings Ltd.(a)	44,000	7,427

		15,280

Denmark — 1.4%
FLSmidth & Co. A/S	1,088	37,819
NKT A/S(a)	945	41,038
Scandinavian Tobacco Group A/S, Class A(b)	1,334	26,328
Schouw & Co. A/S	272	26,125
Spar Nord Bank A/S	1,813	21,095

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Topdanmark A/S	932	$48,086

		200,491

Finland — 2.6%
Cargotec OYJ, Class B	1,054	53,355
Kemira OYJ	1,973	30,285
Konecranes OYJ	1,577	63,100
Metsa Board OYJ	3,746	35,066
Outokumpu OYJ(a)	6,784	41,215
Sanoma OYJ	1,598	25,063
Terveystalo Oyj(b)	1,339	16,751
TietoEVRY OYJ	1,870	56,319
Uponor OYJ	1,183	29,319
YIT OYJ	3,590	18,968

		369,441

France — 3.4%
APERAM SA	1,063	58,930
Coface SA(a)	2,298	28,784
Fnac Darty SA	364	23,830
IPSOS	833	37,854
Mersen SA	313	11,532
Metropole Television SA	1,409	29,313
Nexans SA	649	60,515
Nexity SA	929	44,176
Peugeot Invest	108	14,906
Rothschild & Co.	608	26,340
Sopra Steria Group SACA	313	57,990
SPIE SA	2,732	61,837
Television Francaise 1	2,204	21,606
Vicat SA	341	15,160

		492,773

Germany — 3.0%
alstria office REIT-AG	3,901	70,761
Aurubis AG	822	61,730
Bilfinger SE	608	21,121
Deutsche EuroShop AG	1,144	23,276
Freenet AG	2,802	73,314
Hamburger Hafen und Logistik AG	592	13,303
Hornbach Holding AG & Co. KGaA	188	24,376
Kloeckner & Co. SE(a)	1,611	20,050
Salzgitter AG(a)	832	27,871
Sirius Real Estate Ltd.	21,200	37,363
Suedzucker AG	1,679	26,914
Takkt AG	722	11,412
Wacker Neuson SE	542	15,627

		427,118

Hong Kong — 0.1%
Chow Sang Sang Holdings International Ltd.	4,000	5,967
CITIC Telecom International Holdings Ltd.	32,000	10,884

		16,851

Ireland — 0.7%
Grafton Group PLC	4,788	81,372
Hibernia REIT PLC	14,056	19,017

		100,389

Israel — 0.7%
Clal Insurance Enterprises Holdings Ltd.(a)	1,016	21,643
FIBI Holdings Ltd.	356	14,993
Formula Systems 1985 Ltd.	164	15,999
Isracard Ltd.	4,032	16,778

Security	Shares	Value

Israel (continued)
Menora Mivtachim Holdings Ltd.	468	$9,652
Oil Refineries Ltd.(a)	33,617	7,578
Summit Real Estate Holdings Ltd.(a)	884	15,458
Tera Light Ltd.(a)	468	1,453

		103,554

Italy — 1.4%
Banca IFIS SpA	546	10,518
Banca Popolare di Sondrio SCPA	9,855	41,868
BPER Banca	23,504	52,322
Credito Emiliano SpA	1,599	11,153
Societa Cattolica Di Assicurazione SPA(a)	2,552	20,807
Unipol Gruppo SpA	10,468	60,838

		197,506

Japan — 15.7%
Adeka Corp.	2,000	44,941
Aichi Steel Corp.	400	9,514
Aisan Industry Co. Ltd.	800	5,988
Alconix Corp.	400	5,779
Alpen Co. Ltd.	400	11,119
AOKI Holdings Inc.	800	5,190
Arata Corp.	400	15,766
Arcs Co. Ltd.	800	16,249
Autobacs Seven Co. Ltd.	1,200	15,939
Awa Bank Ltd. (The)	800	15,643
Axial Retailing Inc.	400	13,556
Bank of Okinawa Ltd. (The)(a)	400	10,031
Bunka Shutter Co. Ltd.	1,200	12,097
C.I. Takiron Corp.	800	4,534
Canon Electronics Inc.	400	5,989
Cawachi Ltd.	400	8,100
Central Glass Co. Ltd.	800	14,866
Chubu Shiryo Co. Ltd.	400	4,088
Chudenko Corp.	400	8,078
Chugoku Marine Paints Ltd.	1,200	8,984
Chuo Spring Co. Ltd.	400	3,966
Daibiru Corp.	800	11,759
DCM Holdings Co. Ltd.	2,000	19,374
Digital Holdings Inc.	400	6,619
Doshisha Co. Ltd.	400	6,278
DyDo Group Holdings Inc.	180	9,180
Eagle Industry Co. Ltd.	400	4,421
EDION Corp.	2,000	18,852
Exedy Corp.	800	12,206
FCC Co. Ltd.	800	11,270
Feed One Co. Ltd.	800	5,385
Fudo Tetra Corp.	400	6,435
Fuji Seal International Inc.	800	17,263
Fujibo Holdings Inc.	400	15,108
Furukawa Co. Ltd.	800	8,720
Furuno Electric Co. Ltd.	400	4,517
Futaba Industrial Co. Ltd.	1,600	6,802
Geo Holdings Corp.	400	4,510
Goldcrest Co. Ltd.	400	6,065
Gunze Ltd.	400	15,574
H2O Retailing Corp.	2,000	17,287
Hakuto Co. Ltd.	400	6,500
Hamakyorex Co. Ltd.	400	12,006
Hanwa Co. Ltd.	800	24,726
Heiwado Co. Ltd.	800	15,540

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
HI-LEX Corp.	400	$6,327
Hitachi Zosen Corp.	3,600	27,522
Hokuetsu Corp.	3,200	19,597
Hokuto Corp.	400	7,047
Honeys Holdings Co. Ltd.	400	3,950
Hosiden Corp.	1,200	10,342
Inabata & Co. Ltd.	800	12,380
Iseki & Co. Ltd.(a)	400	5,931
Ishihara Sangyo Kaisha Ltd.	800	9,063
Itochu Enex Co. Ltd.	800	7,191
Japan Petroleum Exploration Co. Ltd.	800	14,978
Japan Wool Textile Co. Ltd. (The)	1,200	10,890
Joshin Denki Co. Ltd.	400	9,052
Joyful Honda Co. Ltd.	1,200	16,611
JVCKenwood Corp.	4,000	7,494
Kaga Electronics Co. Ltd.	400	10,783
Kanamoto Co. Ltd.	400	9,359
Kanematsu Corp.	1,600	19,788
Kanto Denka Kogyo Co. Ltd.	800	7,619
Katakura Industries Co. Ltd.	400	6,115
Kato Sangyo Co. Ltd.	400	11,845
Keiyo Co. Ltd.	800	5,811
Kintetsu World Express Inc.	800	20,261
Kissei Pharmaceutical Co. Ltd.	800	17,218
Kitz Corp.	1,600	11,263
Kiyo Bank Ltd. (The)	1,200	16,981
Kohnan Shoji Co. Ltd.	400	13,160
Kojima Co. Ltd.	400	2,408
Komeri Co. Ltd.	800	19,404
Kurabo Industries Ltd.	400	7,348
Kureha Corp.	400	26,986
Kyoei Steel Ltd.	800	9,881
Kyokuto Kaihatsu Kogyo Co. Ltd.	800	11,686
LEC Inc.	400	3,877
Life Corp.	400	16,030
Macnica Fuji Electronics Holdings Inc.	1,200	27,927
Makino Milling Machine Co. Ltd.	400	15,378
Marusan Securities Co. Ltd.	1,200	6,837
Maxell Holdings Ltd.	800	9,562
Megachips Corp.	400	11,984
Meidensha Corp.	800	17,627
Mimasu Semiconductor Industry Co. Ltd.	400	8,758
Mirait Holdings Corp.	2,000	39,594
Mixi Inc.	800	17,994
Mizuno Corp.	400	9,515
Modec Inc.	400	6,345
Nachi-Fujikoshi Corp.	400	16,339
Nichiha Corp.	800	22,811
Nihon Chouzai Co. Ltd.	400	6,120
Nihon Parkerizing Co. Ltd.	2,000	20,524
Nikkon Holdings Co. Ltd.	1,200	24,693
Nippn Corp., New	1,200	17,511
Nippon Densetsu Kogyo Co. Ltd.	800	13,551
Nippon Light Metal Holdings Co. Ltd.	1,600	27,857
Nippon Soda Co. Ltd.	400	12,855
Nippon Steel Trading Corp.	400	18,081
Nippon Suisan Kaisha Ltd.	5,600	32,541
Nippon Yakin Kogyo Co. Ltd.	400	9,411
Nishio Rent All Co. Ltd.	400	10,518
Nissha Co. Ltd.	800	12,718

Security	Shares	Value

Japan (continued)
Nisshinbo Holdings Inc.	2,800	$21,103
Nitta Corp.	400	9,798
Nitto Kogyo Corp.	400	6,262
Nojima Corp.	800	20,580
Noritake Co. Ltd./Nagoya Japan	400	17,829
Noritsu Koki Co. Ltd.	400	9,063
Noritz Corp.	800	13,054
Obara Group Inc.	400	13,928
Okamura Corp.	1,600	23,283
Oki Electric Industry Co. Ltd.	2,000	17,489
Okuwa Co. Ltd.	400	4,234
Oyo Corp.	400	5,246
Pacific Industrial Co. Ltd.	800	8,441
Pacific Metals Co. Ltd.	400	6,629
Pasona Group Inc.	400	11,314
Press Kogyo Co. Ltd.	2,000	6,110
Pressance Corp.	400	6,566
Prima Meat Packers Ltd.	800	20,266
Qol Holdings Co. Ltd.	400	5,412
Raito Kogyo Co. Ltd.	800	14,103
Restar Holdings Corp.	400	6,641
Retail Partners Co. Ltd.	800	8,880
Ryobi Ltd.	400	4,517
S Foods Inc.	400	10,996
Sakai Chemical Industry Co. Ltd.	400	8,437
Sakata INX Corp.	800	8,395
Sankyo Tateyama Inc.	400	2,789
Sanyo Chemical Industries Ltd.	400	20,875
Sanyo Special Steel Co. Ltd.	400	6,425
Sekisui Jushi Corp.	400	7,594
Shin-Etsu Polymer Co. Ltd.	800	7,474
Shinmaywa Industries Ltd.	1,200	9,991
Shizuoka Gas Co. Ltd.	1,200	14,468
Siix Corp.	800	8,577
Sinfonia Technology Co. Ltd.	400	4,345
Sintokogio Ltd.	1,200	8,386
Sodick Co. Ltd.	800	6,512
Starts Corp. Inc.	800	19,036
Stella Chemifa Corp.	400	10,603
Sumitomo Mitsui Construction Co. Ltd.	3,200	14,264
Sumitomo Riko Co. Ltd.	800	5,454
Sumitomo Warehouse Co. Ltd. (The)	1,200	19,597
Sun Frontier Fudousan Co. Ltd.	400	3,991
Suruga Bank Ltd.	4,400	16,352
SWCC Showa Holdings Co. Ltd.	400	8,023
Tachibana Eletech Co. Ltd.	400	5,484
Taihei Dengyo Kaisha Ltd.	400	10,099
Taikisha Ltd.	400	12,023
Takaoka Toko Co. Ltd.	400	5,208
Takasago International Corp.	400	10,666
Takasago Thermal Engineering Co. Ltd.	1,200	22,707
Tamron Co. Ltd.	400	9,485
Tekken Corp.	400	6,500
Toa Corp./Tokyo	400	8,790
Toagosei Co. Ltd.	2,800	32,492
Toho Holdings Co. Ltd.	1,200	19,491
Tokyo Steel Manufacturing Co. Ltd.	1,600	16,428
Tokyu Construction Co. Ltd.	1,600	11,217
Tomy Co. Ltd.	2,000	20,402
Toppan Forms Co. Ltd.	800	7,324

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Topre Corp.	800	$9,448
Towa Pharmaceutical Co. Ltd.	400	11,341
Toyo Ink SC Holdings Co. Ltd.	800	15,040
Toyo Tanso Co. Ltd.	400	10,570
Toyobo Co. Ltd.	2,000	24,954
TPR Co. Ltd.	400	5,340
Tsubakimoto Chain Co.	800	24,717
United Super Markets Holdings Inc.	1,200	11,824
Valor Holdings Co. Ltd.	800	17,283
Valqua Ltd.	400	7,685
Vital KSK Holdings Inc.	800	5,691
VT Holdings Co. Ltd.	2,000	9,813
Wakita & Co. Ltd.	800	7,775
Warabeya Nichiyo Holdings Co. Ltd.	400	9,128
YAMABIKO Corp.	800	8,836
Yamazen Corp.	1,200	11,511
Yellow Hat Ltd.	800	13,955
Yodogawa Steel Works Ltd.	400	8,720
Yondoshi Holdings Inc.	400	6,556
Yuasa Trading Co. Ltd.	400	10,817

		2,252,715

Luxembourg — 0.1%
Kernel Holding SA	1,134	17,136

Netherlands — 2.4%
Accell Group NV(a)	468	20,790
Arcadis NV	1,593	79,567
Boskalis Westminster	1,715	52,207
Flow Traders(b)	596	23,003
Mediaset NV	6,120	17,501
PostNL NV	10,239	49,403
Rhi Magnesita NV	655	28,930
Sligro Food Group NV(a)	736	20,082
TKH Group NV	900	50,395
Vastned Retail NV	348	9,353

		351,231

New Zealand — 1.4%
Genesis Energy Ltd.	11,189	25,452
Goodman Property Trust	23,800	39,615
Kathmandu Holdings Ltd.	12,628	13,851
Oceania Healthcare Ltd.	14,746	15,074
Precinct Properties New Zealand Ltd.(c)	22,796	26,397
Summerset Group Holdings Ltd.	4,960	51,872
Z Energy Ltd.	10,126	23,878

		196,139

Norway — 2.6%
Atea ASA	1,841	31,842
Austevoll Seafood ASA	1,920	22,736
Bank Norwegian ASA	3,432	41,027
Elkem ASA(b)	5,784	24,945
Entra ASA(b)	3,708	79,532
Kongsberg Gruppen ASA	1,666	46,463
Norway Royal Salmon ASA	332	6,806
Storebrand ASA	10,236	97,448
Veidekke ASA	2,378	29,070

		379,869

Poland — 0.1%
Grupa Azoty SA(a)	1,132	7,969

Security	Shares	Value

Singapore — 1.1%
CapitaLand China Trust	22,400	$20,382
CDL Hospitality Trusts	17,200	13,068
COSCO Shipping International Singapore Co. Ltd.(a)(c)	24,000	4,914
Cromwell European Real Estate Investment Trust	6,920	20,921
First Resources Ltd.(c)	12,400	14,831
Haw Par Corp. Ltd.	3,200	27,129
Manulife US Real Estate Investment Trust	31,200	21,747
Raffles Medical Group Ltd.	20,400	21,844
Sheng Siong Group Ltd.(c)	8,800	9,555

		154,391

Sweden — 8.6%
AFRY AB	2,146	65,347
Arjo AB, Class B	4,893	60,258
Atrium Ljungberg AB, Class B	990	20,716
Axfood AB	2,280	54,511
Betsson AB, Class B	2,631	21,879
Bilia AB, Class A	1,683	30,373
BillerudKorsnas AB	3,845	73,241
Bonava AB, Class B	1,862	16,930
Bravida Holding AB(b)	4,424	59,709
Bure Equity AB	1,196	49,432
Cloetta AB, Class B	4,745	14,657
Dometic Group AB(b)	7,087	107,018
Fabege AB	5,659	85,354
Granges AB	2,336	28,151
Hexpol AB	5,422	61,659
Hufvudstaden AB, Class A	2,373	35,441
Lindab International AB	1,498	38,158
Loomis AB	1,650	44,782
Medicover AB	1,268	33,956
Mekonomen AB(a)	905	16,127
Munters Group AB(b)	2,307	18,921
NCC AB, Class B	2,129	33,538
Nobia AB	2,596	17,108
Nordic Entertainment Group AB, Class B(a)	1,660	89,635
Peab AB, Class B	4,357	45,055
Ratos AB, Class B	4,253	24,896
Resurs Holding AB(b)	3,885	17,993
SSAB AB, Class B(a)	14,400	61,380

		1,226,225

Switzerland — 6.3%
ALSO Holding AG, Registered	64	18,460
Arbonia AG	984	19,170
Bobst Group SA, Registered(a)	188	16,320
Bossard Holding AG, Class A, Registered	55	17,180
Bucher Industries AG, Registered	142	67,423
Burckhardt Compression Holding AG	67	27,103
Bystronic AG, Registered	28	37,797
Emmi AG, Registered	46	47,533
Forbo Holding AG, Registered	23	45,430
Galenica AG(b)	1,106	78,024
Huber + Suhner AG, Registered	429	33,282
Interroll Holding AG, Registered	12	50,861
Kardex Holding AG, Registered	128	36,042
Komax Holding AG, Registered(a)	76	19,981
Landis+Gyr Group AG	602	38,664
Schweiter Technologies AG, Bearer	24	34,508
SFS Group AG	364	49,458
Softwareone Holding AG	2,329	50,927

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Developed Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
St. Galler Kantonalbank AG, Class A, Registered	65	$29,014
Swissquote Group Holding SA, Registered	192	35,370
u-blox Holding AG(a)	162	10,751
Valiant Holding AG, Registered	396	37,619
Vetropack Holding AG, Registered	264	16,402
Vontobel Holding AG, Registered	616	51,826
Ypsomed Holding AG, Registered	69	11,357
Zehnder Group AG, Registered	215	22,748

		903,250

United Kingdom — 15.2%
AG Barr PLC(a)	1,735	12,086
Assura PLC	57,678	55,605
Balfour Beatty PLC	14,571	52,909
Bank of Georgia Group PLC(a)	819	17,149
Beazley PLC(a)	13,137	67,121
Big Yellow Group PLC	3,546	66,651
BMO Commercial Property Trust Ltd.	11,497	14,918
Bodycote PLC	4,055	47,513
Brewin Dolphin Holdings PLC	6,353	32,785
Chemring Group PLC	6,118	26,296
Close Brothers Group PLC	3,292	68,619
CLS Holdings PLC	3,325	9,919
Currys PLC	22,018	39,606
Drax Group PLC	8,717	56,589
Endeavour Mining PLC	4,234	96,598
Essentra PLC	6,572	23,687
Ferrexpo PLC	6,366	28,066
Frasers Group PLC(a)	4,081	37,319
Hays PLC	33,930	73,925
IG Group Holdings PLC	7,984	86,277
IP Group PLC	21,983	41,468
Jupiter Fund Management PLC	9,502	32,007
Keller Group PLC	1,577	20,229
LondonMetric Property PLC	19,335	62,157
Man Group PLC	30,978	85,274
Mediclinic International PLC(a)	8,696	36,604
Morgan Advanced Materials PLC	6,156	29,902
Ninety One PLC	7,152	24,805
OSB Group PLC	8,266	55,744
Paragon Banking Group PLC	5,581	41,021
Petropavlovsk PLC(a)	77,231	21,353
Picton Property Income Ltd. (The)	11,619	14,873
Playtech PLC(a)	6,631	41,921
Plus500 Ltd.	2,157	40,398
PZ Cussons PLC	4,019	12,211
QinetiQ Group PLC	12,287	53,184
Rathbone Brothers PLC	1,258	34,051
Redde Northgate PLC	5,279	28,594
Redrow PLC	5,002	44,920

Security	Shares	Value

United Kingdom (continued)
Safestore Holdings PLC	4,495	$63,533
Savills PLC	2,900	52,790
Serco Group PLC	26,118	47,050
TBC Bank Group PLC	766	14,966
TI Fluid Systems PLC(b)	6,505	22,033
Tritax Big Box REIT PLC	37,698	107,789
UK Commercial Property REIT Ltd.	17,024	16,792
Ultra Electronics Holdings PLC	1,528	66,624
Vesuvius PLC	4,588	29,925
Vistry Group PLC	4,871	80,202
Workspace Group PLC	2,952	32,815

		2,168,873

Total Common Stocks — 98.8% (Cost: $14,090,186)		14,141,211

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	196	16,063
Schaeffler AG, Preference Shares, NVS	1,696	12,955

		29,018

Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares	863	16,494

Total Preferred Stocks — 0.3% (Cost: $47,710)		45,512

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	56,387	56,415

Total Short-Term Investments — 0.4% (Cost: $56,415)		56,415

Total Investments in Securities — 99.5% (Cost: $14,194,311)		14,243,138

Other Assets, Less Liabilities — 0.5%		66,283

Net Assets — 100.0%		$14,309,421

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Developed Small Cap Value Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$56,414	(a)	$—	$1	$—	$56,415	56,387	$83	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	5	12/09/21	$91	$(1,266)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,266

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$3,945

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,223)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$53,558

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Developed Small Cap Value Factor ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,604,068	$8,537,143	$—	$14,141,211
Preferred Stocks	32,557	12,955	—	45,512
Money Market Funds	56,415	—	—	56,415

	$5,693,040	$8,550,098	$—	$14,243,138

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(1,266)	$—	$(1,266)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) September 30, 2021	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.0%
Altium Ltd.	3,168	$79,927
Appen Ltd.	3,240	20,569
AUB Group Ltd.	3,816	64,749
Bapcor Ltd.	19,728	106,412
Breville Group Ltd.	2,952	60,773
Cleanaway Waste Management Ltd.	66,672	130,846
Codan Ltd./Australia	4,752	43,137
Collins Foods Ltd.	3,816	33,180
Computershare Ltd.	31,608	408,724
CSL Ltd.	8,496	1,775,079
Domino’s Pizza Enterprises Ltd.	1,440	164,705
Evolution Mining Ltd.	117,432	296,929
JB Hi-Fi Ltd.	15,048	489,280
Nick Scali Ltd.	7,992	65,636
Northern Star Resources Ltd.	50,256	307,800
Pro Medicus Ltd.	288	11,173
Sonic Healthcare Ltd.	20,448	590,930
Technology One Ltd.	5,328	43,018

		4,692,867

Austria — 0.1%
CA Immobilien Anlagen AG	3,456	146,356
Wienerberger AG	4,824	161,975

		308,331

Belgium — 0.3%
Barco NV	3,096	67,206
Elia Group SA/NV	1,440	172,080
Etablissements Franz Colruyt NV	3,528	179,971
UCB SA	3,528	395,056

		814,313

Canada — 19.5%
Agnico Eagle Mines Ltd.	12,600	653,676
Alimentation Couche-Tard Inc., Class B	11,736	449,018
Atco Ltd., Class I, NVS	7,128	228,652
Badger Infrastructure Solutions Ltd.	1,872	50,029
Bank of Montreal	44,856	4,478,163
Brookfield Asset Management Inc., Class A	28,368	1,520,082
Canadian Imperial Bank of Commerce	37,656	4,191,928
Canadian National Railway Co.	22,968	2,661,648
Canadian Pacific Railway Ltd.	11,520	752,265
Canadian Tire Corp. Ltd., Class A, NVS	2,952	413,084
Canadian Western Bank	5,904	170,930
Cargojet Inc.	216	34,518
Cogeco Communications Inc.	1,152	102,376
Cogeco Inc.	504	35,892
Dollarama Inc.	2,304	99,938
Empire Co. Ltd., Class A, NVS	5,112	155,790
Enghouse Systems Ltd.	936	41,065
Equitable Group Inc.	288	32,493
Finning International Inc.	8,856	218,498
First National Financial Corp.	1,872	64,292
FirstService Corp.	504	91,123
Fortis Inc.	34,272	1,520,404
Franco-Nevada Corp.	3,024	392,862
George Weston Ltd.	2,376	256,284
goeasy Ltd.	360	57,445
iA Financial Corp. Inc.	6,048	343,131
Intact Financial Corp.	5,832	771,154
Loblaw Companies Ltd.	4,680	321,163

Security	Shares	Value

Canada (continued)
Magna International Inc.	12,168	$915,722
Manulife Financial Corp.	185,616	3,572,808
Maple Leaf Foods Inc.	4,176	84,865
Metro Inc.	7,704	376,441
National Bank of Canada	20,808	1,598,139
North West Co. Inc. (The)	4,464	119,195
Open Text Corp.	8,352	407,643
Parkland Corp./Canada	10,368	291,329
Premium Brands Holdings Corp.	1,728	176,729
Quebecor Inc., Class B	11,232	271,444
Ritchie Bros Auctioneers Inc.	3,528	217,708
Royal Bank of Canada	69,984	6,963,590
Saputo Inc.	10,152	258,168
Stantec Inc.	2,736	128,527
Stella-Jones Inc.	1,728	58,187
Sun Life Financial Inc.	39,672	2,042,172
TMX Group Ltd.	2,160	232,934
Toromont Industries Ltd.	2,404	200,675
Toronto-Dominion Bank (The)	108,792	7,202,123
Wheaton Precious Metals Corp.	11,016	414,687

		45,640,989

China — 5.8%
China Communications Services Corp. Ltd., Class H	288,000	159,270
China Gas Holdings Ltd.	129,600	382,766
China Medical System Holdings Ltd.	72,000	131,219
China Merchants Bank Co. Ltd., Class A	79,200	616,953
China Overseas Land & Investment Ltd.	504,000	1,140,608
China Railway Group Ltd., Class A	100,800	88,122
China Resources Gas Group Ltd.	36,000	189,141
CIFI Holdings Group Co. Ltd.	576,000	391,023
CSPC Pharmaceutical Group Ltd.	288,000	343,686
Foshan Haitian Flavouring & Food Co. Ltd., Class A	7,200	122,356
Guangdong Investment Ltd.	288,000	375,818
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	7,200	20,460
Haier Smart Home Co. Ltd., Class H	72,000	251,702
Kweichow Moutai Co. Ltd., Class A	2,500	707,200
Longfor Group Holdings Ltd.(a)	144,000	657,949
Luxshare Precision Industry Co. Ltd., Class A	7,200	39,588
Metallurgical Corp. of China Ltd., Class A	36,000	24,207
New China Life Insurance Co. Ltd., Class A	14,400	89,285
New China Life Insurance Co. Ltd., Class H	108,000	317,971
Ping An Insurance Group Co. of China Ltd., Class A	64,800	484,276
Ping An Insurance Group Co. of China Ltd., Class H	504,000	3,447,044
Shanghai International Airport Co. Ltd., Class A(b)	7,200	49,097
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,600	38,155
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	72,000	139,550
Shengyi Technology Co. Ltd., Class A	7,200	24,062
Shenzhou International Group Holdings Ltd.	14,400	305,618
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	14,400	39,940
Suofeiya Home Collection Co. Ltd., Class A	7,200	18,507
Tencent Holdings Ltd.	40,600	2,423,768
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	7,200	23,359
Wuliangye Yibin Co. Ltd., Class A	11,300	383,295
Zhejiang Supor Co. Ltd., Class A	7,200	52,112

		13,478,107

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Colombia — 0.3%
Bancolombia SA	16,776	$145,212
Grupo Argos SA	37,872	110,996
Grupo Nutresa SA	16,632	94,608
Interconexion Electrica SA ESP	39,528	235,644
Promigas SA ESP	19,224	36,855

		623,315

Denmark — 0.7%
Coloplast A/S, Class B	3,960	619,195
DSV A/S	1,008	241,279
GN Store Nord A/S	864	59,757
Novozymes A/S, Class B	4,536	310,949
Ringkjoebing Landbobank A/S	720	83,103
Rockwool International A/S, Class B	216	92,251
ROCKWOOL International A/S, Class A	72	26,299
Royal Unibrew A/S	1,512	181,866
SimCorp A/S	864	102,085

		1,716,784

Finland — 0.6%
Huhtamaki OYJ	5,976	268,735
Neste OYJ	14,256	804,214
Olvi Oyj, Class A	648	37,588
Uponor OYJ	2,232	55,316
Valmet OYJ	7,272	262,549

		1,428,402

France — 6.1%
Danone SA	47,160	3,215,270
Dassault Systemes SE	3,456	181,874
Iliad SA	504	106,083
Pharmagest Interactive	144	15,925
Rubis SCA	11,016	381,408
Sanofi	69,984	6,736,940
Schneider Electric SE	19,584	3,261,791
Teleperformance	720	283,201

		14,182,492

Germany — 11.7%
Allianz SE, Registered	30,456	6,823,532
Atoss Software AG	72	14,946
Bechtle AG	1,296	88,640
Brenntag SE	4,968	461,501
Cewe Stiftung & Co. KGaA	216	28,974
Deutsche Boerse AG	8,280	1,343,567
Deutsche Wohnen SE	14,688	898,091
DIC Asset AG	4,392	77,635
Encavis AG(c)	4,513	78,648
Fresenius Medical Care AG & Co. KGaA	8,784	616,147
Fresenius SE & Co. KGaA	17,280	827,110
FUCHS PETROLUB SE	1,800	65,845
Gerresheimer AG	799	78,180
LANXESS AG	2,952	199,509
LEG Immobilien SE	4,536	640,727
Nemetschek SE	432	45,122
New Work SE	72	17,681
Nexus AG	144	11,926
Rheinmetall AG	2,520	246,149
SAP SE	34,200	4,624,836
Siemens AG, Registered	42,120	6,888,768
Sirius Real Estate Ltd.	68,472	120,675
Software AG	1,944	90,353
Stratec SE	144	20,417

Security	Shares	Value

Germany (continued)
Symrise AG	2,016	$264,239
TAG Immobilien AG	9,720	284,197
Talanx AG(b)	5,184	220,528
Vib Vermoegen AG	1,224	52,601
Vonovia SE	38,088	2,289,788

		27,420,332

Greece — 0.2%
Hellenic Telecommunications Organization SA	19,080	358,155
Sarantis SA	2,291	23,566

		381,721

Hong Kong — 3.3%
AIA Group Ltd.	360,000	4,141,584
CLP Holdings Ltd.	144,000	1,386,492
Henderson Land Development Co. Ltd.	179,852	686,750
K Wah International Holdings Ltd.	144,000	58,126
MTR Corp. Ltd.	87,500	470,918
Swire Properties Ltd.	86,400	216,648
Techtronic Industries Co. Ltd.	36,000	711,415

		7,671,933

India — 2.7%
Aegis Logistics Ltd.	3,024	9,229
Asian Paints Ltd.	4,680	204,005
Balkrishna Industries Ltd.	1,368	46,498
Berger Paints India Ltd.	1,584	17,217
Infosys Ltd.	123,624	2,771,678
LIC Housing Finance Ltd.	13,608	77,959
Page Industries Ltd.	144	61,335
Power Grid Corp. of India Ltd.	411,264	1,048,630
Reliance Industries Ltd.	5,832	197,383
Reliance Industries Ltd., GDR(a)	6,480	441,288
Schaeffler India Ltd.	70	7,089
Sundaram Finance Ltd.	1,152	37,886
Tata Consultancy Services Ltd.	23,328	1,182,222
UltraTech Cement Ltd.	1,008	100,020

		6,202,439

Indonesia — 1.0%
Bank Central Asia Tbk PT	369,400	899,754
Bank Mandiri Persero Tbk PT	1,389,600	593,897
Bank Rakyat Indonesia Persero Tbk PT	3,031,222	807,962
Mayora Indah Tbk PT	180,000	29,680

		2,331,293

Ireland — 1.1%
CRH PLC	35,352	1,668,432
Kerry Group PLC, Class A	2,376	319,260
Smurfit Kappa Group PLC	12,960	682,323

		2,670,015

Italy — 3.1%
ACEA SpA	4,327	92,425
Buzzi Unicem SpA	1,080	24,531
DiaSorin SpA	216	45,233
Enel SpA	770,184	5,911,330
Interpump Group SpA	720	46,403
Iren SpA	45,792	135,721
Recordati Industria Chimica e Farmaceutica SpA	4,104	237,866
Reply SpA	144	26,433
Terna - Rete Elettrica Nazionale	116,784	828,793
Zignago Vetro SpA	432	8,522

		7,357,257

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan — 13.5%
Aeon Delight Co. Ltd.	100	$3,177
Aeon Mall Co. Ltd.	7,200	110,782
Aica Kogyo Co. Ltd .	7,200	246,304
Alfresa Holdings Corp.	14,400	215,113
Astellas Pharma Inc.	86,400	1,422,062
Chiba Bank Ltd. (The)	43,200	279,945
COMSYS Holdings Corp.	8,200	216,307
Dai-ichi Life Holdings Inc.	64,800	1,417,244
DCM Holdings Co. Ltd.	7,200	69,748
Fuji Oil Holdings Inc.	7,200	168,858
Fujicco Co. Ltd.	7,200	124,934
Hakuhodo DY Holdings Inc.	7,200	123,904
Hankyu Hanshin Holdings Inc.	7,200	226,609
Hikari Tsushin Inc.	700	118,313
Itochu Techno-Solutions Corp.	1,300	42,217
Japan Material Co. Ltd.	7,200	83,467
Kandenko Co. Ltd.	12,500	103,345
Kansai Paint Co. Ltd.	8,200	203,415
Kao Corp.	21,600	1,285,493
KDDI Corp.	108,000	3,555,696
Kobayashi Pharmaceutical Co. Ltd.	200	15,857
Kurita Water Industries Ltd.	2,600	125,108
Kyowa Exeo Corp.	8,600	210,815
Lasertec Corp.	600	136,594
MCJ Co. Ltd.	7,200	77,583
Medipal Holdings Corp.	7,200	135,505
Mizuho Leasing Co. Ltd.	1,300	42,174
MonotaRO Co. Ltd.	1,000	22,410
Morinaga & Co. Ltd./Japan	1,500	55,322
Murata Manufacturing Co. Ltd.	14,400	1,273,715
NEC Networks & System Integration Corp.	3,100	58,465
Nichias Corp.	7,200	175,671
Nihon Unisys Ltd.	7,200	186,463
Nippon Gas Co. Ltd.	7,200	98,896
Nippon Telegraph & Telephone Corp.	86,400	2,394,070
Nissan Chemical Corp.	5,600	327,523
Nisshin Seifun Group Inc.	14,400	238,618
Nitori Holdings Co. Ltd.	800	157,658
Nitto Denko Corp.	8,600	612,204
Nomura Co. Ltd.	7,200	64,766
Nomura Real Estate Holdings Inc.	8,200	213,188
Nomura Research Institute Ltd.	8,600	316,108
NSD Co. Ltd.	7,200	131,192
NTT Data Corp.	14,400	278,413
Obic Co. Ltd.	1,000	190,158
Okinawa Electric Power Co. Inc. (The)	7,200	92,740
Otsuka Corp.	7,200	370,244
Paltac Corp.	200	9,058
Pan Pacific International Holdings Corp.	14,400	297,120
Penta-Ocean Construction Co. Ltd.	21,800	147,989
Raito Kogyo Co. Ltd.	7,200	126,929
Sanwa Holdings Corp.	7,200	93,606
SBI Holdings Inc.	21,600	529,036
SCSK Corp.	2,700	57,107
Sekisui House Ltd.	45,800	959,096
Seven & i Holdings Co. Ltd.	28,800	1,311,104
Shimizu Corp.	43,200	323,367
Shin-Etsu Chemical Co. Ltd.	11,000	1,856,457
Shin-Etsu Polymer Co. Ltd.	7,200	67,268
Shionogi & Co. Ltd.	8,600	588,492

Security	Shares	Value

Japan (continued)
Ship Healthcare Holdings Inc.	7,200	$185,453
Sohgo Security Services Co. Ltd.	400	17,983
Sony Group Corp.	13,300	1,476,548
Star Micronics Co. Ltd.	7,200	99,738
Sugi Holdings Co. Ltd.	400	29,162
Sundrug Co. Ltd.	7,200	219,629
Takuma Co. Ltd.	2,200	30,604
TechnoPro Holdings Inc.	7,200	216,529
Terumo Corp.	8,600	406,078
TIS Inc.	8,200	223,812
Tokio Marine Holdings Inc.	52,900	2,835,704
Tokyo Century Corp.	800	45,040
Tokyo Tatemono Co. Ltd.	14,400	228,055
Unicharm Corp.	8,200	363,358
USS Co. Ltd.	16,400	279,166
Yakult Honsha Co. Ltd.	800	40,497
Yamaguchi Financial Group Inc.	21,600	128,300
Yamaha Corp.	4,100	257,898

		31,468,576

Malaysia — 0.5%
Allianz Malaysia Bhd	2,000	6,105
My EG Services Bhd	144,000	31,546
Top Glove Corp. Bhd	1,814,400	1,248,172

		1,285,823

Mexico — 0.5%
America Movil SAB de CV, Series L, NVS	1,008,000	891,702
Arca Continental SAB de CV	36,000	219,542
Bolsa Mexicana de Valores SAB de CV	43,200	83,129
Grupo Comercial Chedraui SA de CV	14,400	24,724

		1,219,097

Netherlands — 0.1%
Aalberts NV	2,520	145,457
IMCD NV	720	137,793

		283,250

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	13,464	296,150
Mainfreight Ltd.	1,800	120,185
Ryman Healthcare Ltd.	14,487	150,746
Summerset Group Holdings Ltd.	5,328	55,720

		622,801

Norway — 0.1%
Borregaard ASA	2,736	66,369
Tomra Systems ASA	1,886	98,661

		165,030

Philippines — 0.1%
Ayala Land Inc.	79,200	52,013
International Container Terminal Services Inc.	29,520	112,849

		164,862

Poland — 0.0%
Neuca SA	72	16,347

Russia — 0.3%
Polymetal International PLC	38,376	648,413

South Korea — 0.2%
AfreecaTV Co. Ltd.	72	9,057
Douzone Bizon Co. Ltd.	216	17,352
KIWOOM Securities Co. Ltd.	864	79,097
LEENO Industrial Inc.	216	31,883

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Household & Health Care Ltd.	151	$170,241
NICE Information Service Co. Ltd.	1,224	20,973
SK Gas Ltd.	216	29,120

		357,723

Spain — 2.3%
Cie. Automotive SA	4,032	101,723
Elecnor SA	504	5,646
Iberdrola SA	496,368	4,993,674
Vidrala SA	504	54,995
Viscofan SA	2,736	179,221

		5,335,259

Sweden — 1.1%
AAK AB	4,824	103,768
Assa Abloy AB, Class B	28,872	837,479
Atrium Ljungberg AB, Class B	2,592	54,239
Castellum AB	12,816	312,868
Fabege AB	13,502	203,650
Hexpol AB	12,888	146,563
ICA Gruppen AB	8,208	376,579
Lifco AB, Class B	2,232	59,950
Platzer Fastigheter Holding AB, Class B	2,808	42,339
Swedish Match AB	62,784	549,783

		2,687,218

Switzerland — 8.0%
ALSO Holding AG, Registered	216	62,302
Berner Kantonalbank AG	360	80,082
Chocoladefabriken Lindt & Spruengli AG, Registered	1	117,925
Coca-Cola HBC AG, Class DI	9,072	292,338
DKSH Holding AG	2,258	176,619
EMS-Chemie Holding AG, Registered	216	204,082
Geberit AG, Registered	1,224	898,663
Givaudan SA, Registered	216	984,763
Liechtensteinische Landesbank AG	936	52,779
Logitech International SA, Registered	3,096	275,442
Nestle SA, Registered	58,824	7,087,705
Novartis AG, Registered	82,656	6,777,722
Roche Holding AG, Bearer	1,368	561,460
Siegfried Holding AG, Registered	72	64,149
Sika AG, Registered	2,304	728,462
Straumann Holding AG, Registered	72	129,129
Temenos AG, Registered	974	132,159

		18,625,781

Taiwan — 1.1%
Advantech Co. Ltd.	17,000	221,545
Chailease Holding Co. Ltd.	72,950	640,654
E.Sun Financial Holding Co. Ltd.	792,059	745,339
Shanghai Commercial & Savings Bank Ltd. (The)	432,000	686,459
Voltronic Power Technology Corp.	3,000	182,939

		2,476,936

Thailand — 0.1%
CP ALL PCL, NVS	151,200	282,634
Krungthai Card PCL, NVS	28,800	46,342
Vibhavadi Medical Center PCL, NVDR(c)	316,800	19,962

		348,938

Turkey — 0.2%
BIM Birlesik Magazalar AS	56,016	402,499

United Arab Emirates — 0.1%
Aldar Properties PJSC	286,416	316,584

Security	Shares	Value

United Arab Emirates (continued)
National Central Cooling Co. PJSC	38,664	$28,315

		344,899

United Kingdom — 12.5%
Ashtead Group PLC	6,912	522,502
Avon Protection PLC	1,224	32,028
B&M European Value Retail SA	50,040	396,988
BAE Systems PLC	292,464	2,215,138
Bunzl PLC	14,112	465,618
CareTech Holdings PLC	3,672	31,712
Clarkson PLC	1,440	73,730
Clinigen Group PLC	3,672	31,418
Cranswick PLC	2,016	97,028
Croda International PLC	2,880	329,982
DCC PLC	5,256	438,171
Dechra Pharmaceuticals PLC	1,728	112,923
Diageo PLC	100,080	4,845,374
Diploma PLC	3,960	150,580
EMIS Group PLC	3,249	60,958
Experian PLC	20,592	862,602
Ferguson PLC	9,576	1,329,358
Focusrite PLC	648	14,494
Games Workshop Group PLC	1,224	169,375
Gamma Communications PLC	792	19,423
Genus PLC	792	57,900
Grainger PLC	24,480	100,448
Halma PLC	5,040	192,243
Hargreaves Lansdown PLC	14,616	280,636
HomeServe PLC	15,336	186,903
Impax Asset Management Group PLC	1,944	30,175
Intertek Group PLC	6,624	442,929
Learning Technologies Group PLC	7,560	21,921
Liontrust Asset Management PLC	2,736	78,338
London Stock Exchange Group PLC	6,408	642,134
Reckitt Benckiser Group PLC	46,224	3,631,366
RELX PLC	90,864	2,615,633
RWS Holdings PLC	8,424	71,111
Sage Group PLC (The)	54,144	515,540
Sanne Group PLC	6,624	80,594
Smith & Nephew PLC	36,576	630,125
Spectris PLC	4,464	231,680
Spirax-Sarco Engineering PLC	1,080	217,302
Ultra Electronics Holdings PLC	2,880	125,573
Unilever PLC	128,808	6,973,450

		29,325,403

Total Common Stocks — 99.5% (Cost: $227,919,642)		232,699,445

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	120,688	120,748

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	280,000	$280,000

		400,748

Total Short-Term Investments — 0.2% (Cost: $400,748)		400,748

Total Investments in Securities — 99.7% (Cost: $228,320,390)		233,100,193

Other Assets, Less Liabilities — 0.3%		650,702

Net Assets — 100.0%		$233,750,895

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$56,251	$64,595	(a)	$—	$(98)	$—	$120,748	120,688	$4,322	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	160,000	(a)	—	—	—	280,000	280,000	13		—

					$(98)	$—	$400,748		$4,335		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	8	12/17/21	$907	$(19,469)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$19,469

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® International Dividend Growth ETF

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$57,242

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(15,299)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$883,900

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$56,227,056	$176,472,389	$—	$232,699,445
Money Market Funds	400,748	—	—	400,748

	$56,627,804	$176,472,389	$—	$233,100,193

Derivative financial instruments(a)
Liabilities

Futures Contracts	$(19,469)	$—	$—	$(19,469)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) September 30, 2021	iShares® Latin America 40 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 41.7%
Ambev SA, ADR	13,641,590	$37,650,788
B3 SA - Brasil, Bolsa, Balcao	18,960,032	44,355,838
Banco do Brasil SA	4,434,247	23,532,064
BRF SA, ADR(a)(b)	1,533,749	7,699,420
CCR SA	3,438,556	7,387,615
Lojas Renner SA	2,780,891	17,576,692
Magazine Luiza SA	8,468,908	22,300,719
Natura & Co. Holding SA(a)	2,603,560	21,786,573
Pagseguro Digital Ltd., Class A(a)(b)	623,004	32,221,767
Petroleo Brasileiro SA, ADR	5,758,618	59,544,110
Rede D’Or Sao Luiz SA(c)	2,302,179	28,708,805
StoneCo Ltd., Class A(a)(b)	717,429	24,909,135
Vale SA, ADR	12,430,183	173,401,053
WEG SA	4,546,760	33,087,839

		534,162,418

Chile — 6.8%
Banco de Chile	134,421,138	12,411,976
Banco Santander Chile, ADR	481,097	9,511,288
Cencosud SA	4,164,415	8,053,531
Empresas CMPC SA	3,404,143	6,406,126
Empresas COPEC SA	1,048,549	8,703,422
Enel Americas SA, ADR(b)	1,195,260	6,992,271
Enel Chile SA	74,916,826	3,554,576
Falabella SA	2,251,578	7,886,632
Sociedad Quimica y Minera de Chile SA, ADR	442,026	23,745,637

		87,265,459

Colombia — 2.4%
Bancolombia SA, ADR	349,784	12,109,522
Ecopetrol SA, ADR	763,425	10,955,149
Interconexion Electrica SA ESP	1,371,162	8,174,110

		31,238,781

Mexico — 24.6%
America Movil SAB de CV, Series L, NVS	71,889,600	63,595,383
Cemex SAB de CV, NVS(a)	46,850,615	33,796,268
Fibra Uno Administracion SA de CV	9,167,700	10,392,858
Fomento Economico Mexicano SAB de CV	5,685,500	49,367,157
Grupo Financiero Banorte SAB de CV, Class O	7,585,700	48,719,146
Grupo Mexico SAB de CV, Series B	9,637,900	38,469,422
Grupo Televisa SAB, CPO	7,830,700	17,268,777
Wal-Mart de Mexico SAB de CV	15,672,500	53,247,701

		314,856,712

Peru — 2.8%
Credicorp Ltd.	195,716	21,712,733

Security	Shares	Value

Peru (continued)
Southern Copper Corp.	263,177	$14,774,757

		36,487,490

Total Common Stocks — 78.3% (Cost: $1,148,023,067)		1,004,010,860

Preferred Stocks

Brazil — 19.8%
Banco Bradesco SA, Preference Shares, ADR	15,006,157	57,473,581
Gerdau SA, Preference Shares, ADR	3,546,978	17,451,132
Itau Unibanco Holding SA, Preference Shares, ADR	14,997,940	79,039,144
Itausa SA, Preference Shares, NVS	14,011,734	28,662,850
Petroleo Brasileiro SA, Preference Shares, ADR	7,108,737	71,087,370

		253,714,077

Total Preferred Stocks — 19.8% (Cost: $375,743,002)		253,714,077

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	44,178,686	44,200,775
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	60,000	60,000

		44,260,775

Total Short-Term Investments — 3.5% (Cost: $44,249,185)		44,260,775

Total Investments in Securities —101.6% (Cost: $1,568,015,254)		1,301,985,712

Other Assets, Less Liabilities — (1.6)%		(19,926,933)

Net Assets — 100.0%		$1,282,058,779

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Latin America 40 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$54,526,143	$—	$(10,317,626	)(a)	$(6,549)	$(1,193)	$44,200,775	44,178,686	$548,948	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,240,000	—	(7,180,000	)(a)	—	—	60,000	60,000	156		—

					$(6,549)	$(1,193)	$44,260,775		$549,104		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MEX BOLSA Index	265	12/17/21	$6,612	$(18,806)
MSCI Brazil Index	329	12/17/21	14,831	(752,221)

				$(771,027)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments

Futures contracts

Unrealized depreciation on futures contracts(a)	$771,027

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$662,686

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(841,752)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,378,481

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Latin America 40 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets

Common Stocks	$981,638,182	$22,372,678	$—	$1,004,010,860
Preferred Stocks	253,714,077	—	—	253,714,077
Money Market Funds	44,260,775	—	—	44,260,775

	$1,279,613,034	$22,372,678	$—	$1,301,985,712

Derivative financial instruments(a)
Liabilities

Futures Contracts	$(771,027)	$—	$—	$(771,027)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2021

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF	iShares International Developed Property ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,453,271,575	$16,113,224	$2,041,251,479	$73,739,168
Affiliated(c)	20,394,393	1,432,474	5,128,003	935,882
Cash	9,536	585	6,138	4,696
Foreign currency, at value(d)	1,892,273	30,336	3,485,538	87,492
Cash pledged:
Futures contracts	505,000	4,000	—	16,000
Foreign currency collateral pledged:
Futures contracts(e)	—	—	1,022,425	4,492
Receivables:
Investments sold	—	588,854	—	—
Securities lending income — Affiliated	10,296	394	92	734
Variation margin on futures contracts	53,980	490	—	—
Dividends	3,238,179	78,161	1,698,927	275,441
Tax reclaims	—	—	9,104,043	54,557

Total assets	2,479,375,232	18,248,518	2,061,696,645	75,118,462

LIABILITIES
Collateral on securities loaned, at value	16,431,996	1,413,136	3,421,451	906,065
Deferred foreign capital gain tax	—	—	—	11,516
Payables:
Investments purchased	—	592,565	—	—
Variation margin on futures contracts	—	—	76,466	6,754
Investment advisory fees	1,057,646	7,947	1,014,073	30,800
Professional fees	—	—	435,773	—
Foreign taxes	—	—	—	1,312
IRS compliance fee for foreign withholding tax claims	—	—	1,407,151	—

Total liabilities	17,489,642	2,013,648	6,354,914	956,447

NET ASSETS	$2,461,885,590	$16,234,870	$2,055,341,731	$74,162,015

NET ASSETS CONSIST OF:
Paid-in capital	$2,107,316,356	$47,407,336	$2,309,740,292	$113,560,538
Accumulated earnings (loss)	354,569,234	(31,172,466)	(254,398,561)	(39,398,523)

NET ASSETS	$2,461,885,590	$16,234,870	$2,055,341,731	$74,162,015

Shares outstanding	31,300,000	650,000	39,400,000	2,000,000

Net asset value	$78.65	$24.98	$52.17	$37.08

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$15,509,455	$1,339,168	$3,203,850	$739,625
(b) Investments, at cost — Unaffiliated	$2,050,915,849	$14,835,658	$1,960,712,550	$81,195,847
(c) Investments, at cost — Affiliated	$20,390,419	$1,432,381	$5,127,756	$935,659
(d) Foreign currency, at cost	$1,893,479	$30,534	$3,523,148	$87,486
(e) Foreign currency collateral pledged, at cost	$—	$—	$1,077,300	$4,646

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2021

	iShares International Developed Small Cap Value Factor ETF	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$14,186,723	$232,699,445	$1,257,724,937
Affiliated(c)	56,415	400,748	44,260,775
Cash	4,253	19,553	5,852
Foreign currency, at value(d)	72,743	132,782	1,303,707
Cash pledged:
Futures contracts	4,000	34,000	2,438,000
Foreign currency collateral pledged:
Futures contracts(e)	—	—	534,263
Receivables:

Investments sold	103,437	—	—
Securities lending income — Affiliated	30	308	8,344
Variation margin on futures contracts	—	—	26,679
Dividends	54,104	583,187	20,402,026
Tax reclaims	3,270	184,212	—

Total assets	14,484,975	234,054,235	1,326,704,583

LIABILITIES

Collateral on securities loaned, at value	56,417	120,847	44,116,377
Deferred foreign capital gain tax	—	148,975	—
Payables:
Investments purchased	113,657	—	—
Variation margin on futures contracts	1,821	3,536	—
Bank borrowings	—	47	—
Investment advisory fees	3,659	29,935	529,427

Total liabilities	175,554	303,340	44,645,804

NET ASSETS	$14,309,421	$233,750,895	$1,282,058,779

NET ASSETS CONSIST OF:
Paid-in capital	$14,178,031	$230,176,403	$2,296,414,021
Accumulated earnings (loss)	131,390	3,574,492	(1,014,355,242)

NET ASSETS	$14,309,421	$233,750,895	$1,282,058,779

Shares outstanding	400,000	3,600,000	48,250,000

Net asset value	$35.77	$64.93	$26.57

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$53,969	$96,283	$42,555,331
(b) Investments, at cost — Unaffiliated	$14,137,896	$227,919,642	$1,523,766,069
(c) Investments, at cost — Affiliated	$56,415	$400,748	$44,249,185
(d) Foreign currency, at cost	$73,405	$132,928	$1,311,887
(e) Foreign currency collateral pledged, at cost	$—	$—	$551,075

See notes to financial statements.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2021

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF	iShares International Developed Property ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$35,411,780	$641,013	$32,867,620	$1,624,540
Dividends — Affiliated	131	1	36	1
Non-cash dividends — Unaffiliated	—	—	1,824,882	—
Interest — Unaffiliated	55	—	—	—
Securities lending income — Affiliated — net	109,385	4,108	27,780	14,193
Other income — Unaffiliated	—	—	5,817	—
Foreign taxes withheld	(3,783,638)	(23,868)	(4,392,634)	(127,434)
Foreign withholding tax claims	—	—	6,410,811	—
IRS Compliance fee for foreign withholding tax claims	—	—	(1,198,771)	—

Total investment income	31,737,713	621,254	35,545,541	1,511,300

EXPENSES
Investment advisory fees	7,298,496	47,872	5,611,881	199,427
Commitment fees	12,798	136	—	—
Professional fees	—	—	644,152	—

Total expenses	7,311,294	48,008	6,256,033	199,427

Net investment income	24,426,419	573,246	29,289,508	1,311,873

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	12,999,252	(716,651)	(17,998,347)	(930,162)
Investments — Affiliated	(3,537)	(96)	515	140
In-kind redemptions — Unaffiliated	62,949,094	—	—	291,910
Futures contracts	(227,434)	(13,687)	869,902	76,430
Foreign currency transactions	(342,900)	11	158,389	(4,749)

Net realized gain (loss)	75,374,475	(730,423)	(16,969,541)	(566,431)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(478,759,539)	755,046	67,390,716	3,403,331
Investments — Affiliated	(120)	(41)	(970)	(100)
Futures contracts	(376,347)	(3,120)	(314,862)	(19,736)
Foreign currency translations	381,828	(263)	(194,562)	2,671

Net change in unrealized appreciation (depreciation)	(478,754,178)	751,622	66,880,322	3,386,166

Net realized and unrealized gain (loss)	(403,379,703)	21,199	49,910,781	2,819,735

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(378,953,284)	$594,445	$79,200,289	$4,131,608

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$—	$1,312
(b) Net of increase in deferred foreign capital gain tax of	$—	$—	$—	$(5,736)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2021

	iShares International Developed Small Cap Value Factor ETF	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$226,592	$4,054,453	$55,713,132
Dividends — Affiliated	—	13	156
Securities lending income — Affiliated — net	83	4,322	548,948
Foreign taxes withheld	(26,863)	(396,441)	(1,723,946)

Total investment income	199,812	3,662,347	54,538,290

EXPENSES
Investment advisory fees	26,369	177,127	4,038,987
Commitment fees	—	591	12,798
Interest expense	—	229	—

Total expenses	26,369	177,947	4,051,785

Less:
Investment advisory fees waived	(6,592)	—	—

Total expenses after fees waived	19,777	177,947	4,051,785

Net investment income	180,035	3,484,400	50,486,505

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(23,151)	421,217	(84,062,634)
Investments — Affiliated	1	(98)	(6,549)
In-kind redemptions — Unaffiliated	—	4,731,943	81,159,914
Futures contracts	3,945	57,242	662,686
Foreign currency transactions	(1,252)	(186)	94,150

Net realized gain (loss)	(20,457)	5,210,118	(2,152,433)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	80,432	(5,898,347)	(32,074,526)
Investments — Affiliated	—	—	(1,193)
Futures contracts	(1,223)	(15,299)	(841,752)
Foreign currency translations	(1,095)	(1,856)	(33,380)

Net change in unrealized appreciation (depreciation)	78,114	(5,915,502)	(32,950,851)

Net realized and unrealized gain (loss)	57,657	(705,384)	(35,103,284)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$237,692	$2,779,016	$15,383,221

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$73,589	$—
(b) Net of increase in deferred foreign capital gain tax of	$—	$(93,606)	$—

See notes to financial statements.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,426,419	$32,964,049	$573,246	$425,682
Net realized gain (loss)	75,374,475	(56,118,297)	(730,423)	(1,584,038)
Net change in unrealized appreciation (depreciation)	(478,754,178)	882,048,095	751,622	4,775,752

Net increase (decrease) in net assets resulting from operations	(378,953,284)	858,893,847	594,445	3,617,396

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(15,010,795)	(26,020,775)	(442,168)	(404,832)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(316,820,207)	1,280,508,150	—	—

NET ASSETS
Total increase (decrease) in net assets	(710,784,286)	2,113,381,222	152,277	3,212,564
Beginning of period	3,172,669,876	1,059,288,654	16,082,593	12,870,029

End of period	$2,461,885,590	$3,172,669,876	$16,234,870	$16,082,593

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets (continued)

	iShares Europe ETF		iShares International Developed Property ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$29,289,508	$28,195,816	$1,311,873	$2,546,539
Net realized loss	(16,969,541)	(49,679,049)	(566,431)	(470,547)
Net change in unrealized appreciation (depreciation)	66,880,322	542,303,419	3,386,166	24,431,424

Net increase in net assets resulting from operations	79,200,289	520,820,186	4,131,608	26,507,416

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(30,391,082)	(27,830,960)	(1,609,225)	(1,993,212)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	340,588,052	(79,151,475)	(11,745,011)	(19,458,302)

NET ASSETS
Total increase (decrease) in net assets	389,397,259	413,837,751	(9,222,628)	5,055,902
Beginning of period	1,665,944,472	1,252,106,721	83,384,643	78,328,741

End of period	$2,055,341,731	$1,665,944,472	$74,162,015	$83,384,643

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares International Developed Small Cap Value Factor ETF		iShares International Dividend Growth ETF

	Six Months Ended 09/30/21 (unaudited )	Period From 03/23/21 to 03/31/21 (a)	Six Months Ended 09/30/21 (unaudited )	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$180,035	$27,146	$3,484,400	$3,073,259
Net realized gain (loss)	(20,457)	(4)	5,210,118	8,076,946
Net change in unrealized appreciation (depreciation)	78,114	(31,682)	(5,915,502)	24,946,116

Net increase (decrease) in net assets resulting from operations	237,692	(4,540)	2,779,016	36,096,321

DISTRIBUTIONS TO SHAREHOLDERS(b)

Decrease in net assets resulting from distributions to shareholders	(101,762)	—	(3,058,482)	(3,199,818)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	7,298,930	6,879,101	44,175,034	77,315,151

NET ASSETS
Total increase in net assets	7,434,860	6,874,561	43,895,568	110,211,654
Beginning of period	6,874,561	—	189,855,327	79,643,673

End of period	$14,309,421	$6,874,561	$233,750,895	$189,855,327

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Changes in Net Assets (continued)

	iShares Latin America 40 ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$50,486,505	$31,050,991
Net realized loss	(2,152,433)	(259,401,223)
Net change in unrealized appreciation (depreciation)	(32,950,851)	581,656,255

Net increase in net assets resulting from operations	15,383,221	353,306,023

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(23,338,721)	(24,930,898)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(480,576,156)	644,338,355

NET ASSETS
Total increase (decrease) in net assets	(488,531,656)	972,713,480
Beginning of period	1,770,590,435	797,876,955

End of period	$1,282,058,779	$1,770,590,435

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Asia 50 ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$90.91		$56.05	$61.05	$67.20	$52.54	$43.58

Net investment income(a)	0.74		1.31	1.42	1.48	1.06	1.04
Net realized and unrealized gain (loss)(b)		(12.55)	34.52	(4.94)	(6.25)	14.56	8.98

Net increase (decrease) from investment operations		(11.81)	35.83	(3.52)	(4.77)	15.62	10.02

Distributions(c)
From net investment income		(0.45)	(0.97)	(1.48)	(1.38)	(0.96)	(1.06)

Total distributions		(0.45)	(0.97)	(1.48)	(1.38)	(0.96)	(1.06)

Net asset value, end of period	$78.65		$90.91	$56.05	$61.05	$67.20	$52.54

Total Return(d)
Based on net asset value	(13.04	)%(e)	64.22%	(6.00)%	(6.94)%	29.86%	23.38%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	1.67	%(f)	1.66%	2.32%	2.43%	1.67%	2.20%

Supplemental Data
Net assets, end of period (000)	$2,461,886		$3,172,670	$1,059,289	$1,089,745	$947,500	$346,766

Portfolio turnover rate(g)	9	%(e)	46%	6%	10%	16%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$24.74		$19.80	$28.64	$32.07	$31.49	$29.66

Net investment income(a)	0.88		0.65	0.75	0.75	0.66	0.90
Net realized and unrealized gain (loss)(b)	0.04		4.91	(8.94)	(3.45)	0.77	1.82

Net increase (decrease) from investment operations	0.92		5.56	(8.19)	(2.70)	1.43	2.72

Distributions(c)
From net investment income		(0.68)	(0.62)	(0.65)	(0.73)	(0.85)	(0.89)

Total distributions		(0.68)	(0.62)	(0.65)	(0.73)	(0.85)	(0.89)

Net asset value, end of period	$24.98		$24.74	$19.80	$28.64	$32.07	$31.49

Total Return(d)
Based on net asset value	3.68	%(e)	28.33%	(29.33)%	(8.35)%	4.55%	9.46%

Ratios to Average Net Assets
Total expenses	0.60	%(f)	0.60%	0.75%	0.75%	0.75%	0.75%

Net investment income	7.18	%(f)	2.90%	2.60%	2.56%	2.02%	3.03%

Supplemental Data
Net assets, end of period (000)	$16,235		$16,083	$12,870	$25,773	$41,686	$47,235

Portfolio turnover rate(g)	10	%(e)	27%	18%	25%	21%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Europe ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$50.25		$35.42	$43.40	$46.48	$41.82	$39.32

Net investment income(a)	0.82	(b)	0.85	1.24	1.42	1.10	1.24	(b)
Net realized and unrealized gain (loss)(c)	1.97		14.82	(7.78)	(3.16)	4.69	2.46

Net increase (decrease) from investment operations	2.79		15.67	(6.54)	(1.74)	5.79	3.70

Distributions(d)
From net investment income		(0.87)	(0.84)	(1.44)	(1.34)	(1.13)		(1.20)

Total distributions		(0.87)	(0.84)	(1.44)	(1.34)	(1.13)		(1.20)

Net asset value, end of period	$52.17		$50.25	$35.42	$43.40	$46.48	$41.82

Total Return(e)
Based on net asset value	5.42	%(b)(f)	44.70%	(15.61)%	(3.73)%	13.96%	9.65	%(b)

Ratios to Average Net Assets
Total expenses	0.65	%(g)	0.60%	0.59%	0.59%	0.59%		0.60%

Total expenses excluding professional fees for foreign withholding tax claims	0.58	%(g)	0.59%	0.59%	0.59%	N/A		0.60%

Net investment income	3.05	%(b)(g)	1.94%	2.84%	3.23%	2.39%	3.17	%(b)

Supplemental Data
Net assets, end of period (000)	$2,055,342		$1,665,944	$1,252,107	$2,002,860	$2,765,550	$2,471,335

Portfolio turnover rate(h)	2	%(f)	5%	5%	7%	3%		5%

(a)	Based on average shares outstanding.
(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six month ended September 30, 2021 and year ended March 31, 2017:

• Net investment income per share by $0.15 and $0.02, respectively.
• Total return by 0.31% and 0.05%, respectively.
• Ratio of net investment income to average net assets by 0.56% and 0.04%, respectively.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares International Developed Property ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$36.25		$27.97	$38.79	$38.95	$35.50	$36.74

Net investment income(a)	0.61		0.94	1.14	1.19	1.17	1.09
Net realized and unrealized gain (loss)(b)	0.99		8.19	(9.31)	0.23	3.96	(0.43)

Net increase (decrease) from investment operations	1.60		9.13	(8.17)	1.42	5.13	0.66

Distributions(c)
From net investment income		(0.77)	(0.85)	(2.65)	(1.58)	(1.68)	(1.87)
Return of capital	—		—	—	—	—	(0.03)

Total distributions		(0.77)	(0.85)	(2.65)	(1.58)	(1.68)	(1.90)

Net asset value, end of period	$37.08		$36.25	$27.97	$38.79	$38.95	$35.50

Total Return(d)
Based on net asset value	4.34	%(e)	32.96%	(22.52)%	3.91%	14.58%	1.97%

Ratios to Average Net Assets
Total expenses	0.48	%(f)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.16	%(f)	2.92%	3.01%	3.16%	3.04%	3.00%

Supplemental Data
Net assets, end of period (000)	$74,162		$83,385	$78,329	$131,871	$155,780	$131,339

Portfolio turnover rate(g)	5	%(e)	16%	8%	9%	11%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares International Developed Small Cap Value Factor ETF

	Six Months Ended		Period From
	09/30/21		03/23/21	(a)
	(unaudited)		to 03/31/21

Net asset value, beginning of period	$34.37		$34.52

Net investment income(b)	0.50		0.16
Net realized and unrealized gain (loss)(c)	1.15			(0.31)

Net increase (decrease) from investment operations	1.65			(0.15)

Distributions
From net investment income		(0.25)	—

Total distributions		(0.25)	—

Net asset value, end of period	$35.77		$34.37

Total Return(d)
Based on net asset value	4.78	%(e)	(0.43	)%(e)

Ratios to Average Net Assets
Total expenses	0.40	%(f)	0.40	%(f)

Total expenses after fees waived	0.30	%(f)	0.30	%(f)

Net investment income	2.73	%(f)	17.96	%(f)

Supplemental Data
Net assets, end of period (000)	$14,309		$6,875

Portfolio turnover rate(g)	42	%(e)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares International Dividend Growth ETF

	Six Months Ended						Period From
	09/30/21		Year Ended	Year Ended	Year Ended	Year Ended	05/17/16	(a)
	(unaudited)		03/31/21	03/31/20	03/31/19	03/31/18	to 03/31/17

Net asset value, beginning of period	$64.36		$45.51	$53.81	$56.40	$51.23	$48.33

Net investment income(b)	1.00		1.53	1.56	1.51	1.27	1.09
Net realized and unrealized gain (loss)(c)	0.44		18.87	(8.24)	(2.58)	5.31	2.70

Net increase (decrease) from investment operations	1.44		20.40	(6.68)	(1.07)	6.58	3.79

Distributions(d)
From net investment income		(0.87)	(1.55)	(1.62)	(1.52)	(1.41)		(0.89)

Total distributions		(0.87)	(1.55)	(1.62)	(1.52)	(1.41)		(0.89)

Net asset value, end of period	$64.93		$64.36	$45.51	$53.81	$56.40	$51.23

Total Return(e)
Based on net asset value	2.19	%(f)	45.29%	(12.75)%	(1.88)%	12.93%	7.92	%(f)

Ratios to Average Net Assets
Total expenses	0.15	%(g)	0.19%	0.22%	0.22%	0.22%	0.22	%(g)

Net investment income	2.95	%(g)	2.66%	2.81%	2.80%	2.26%	2.56	%(g)

Supplemental Data
Net assets, end of period (000)	$233,751		$189,855	$79,644	$75,329	$56,397	$20,490

Portfolio turnover rate(h)	10	%(f)	66%	35%	34%	42%	42	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Latin America 40 ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$27.56		$18.34	$33.24	$37.28	$31.58	$25.23

Net investment income(a)	0.87		0.68	0.98	0.88	0.83	0.53
Net realized and unrealized gain (loss)(b)		(1.48)	9.09	(14.83)	(3.96)	5.49	6.26

Net increase (decrease) from investment operations		(0.61)	9.77	(13.85)	(3.08)	6.32	6.79

Distributions(c)
From net investment income		(0.38)	(0.55)	(1.05)	(0.96)	(0.62)	(0.44)

Total distributions		(0.38)	(0.55)	(1.05)	(0.96)	(0.62)	(0.44)

Net asset value, end of period	$26.57		$27.56	$18.34	$33.24	$37.28	$31.58

Total Return(d)
Based on net asset value	(2.41	)%(e)	53.62%	(43.05)%	(7.93)%	20.38%	27.27%

Ratios to Average Net Assets
Total expenses	0.47	%(f)	0.48%	0.48%	0.48%	0.48%	0.49%

Net investment income	5.86	%(f)	2.78%	3.08%	2.68%	2.43%	1.87%

Supplemental Data
Net assets, end of period (000)	$1,282,059		$1,770,590	$797,877	$1,529,164	$1,770,599	$1,081,491

Portfolio turnover rate(g)	8	%(e)	20%	22%	20%	16%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
International Developed Small Cap Value Factor	Non-diversified
International Dividend Growth	Diversified
Latin America 40	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Asia 50
Morgan Stanley	$15,509,455	$15,509,455		$—	$—

Emerging Markets Infrastructure
Barclays Bank PLC	$556,668	$556,668		$—	$—
BNP Paribas SA	1,974	1,974		—	—
HSBC Bank PLC	80,805	80,805		—	—
J.P. Morgan Securities LLC	35,532	35,532		—	—
Morgan Stanley	628,122	628,122		—	—
Nomura Securities International, Inc.	19,424	19,424		—	—
State Street Bank & Trust Co.	16,643	16,591		—	(52	)(b)

	$1,339,168	$1,339,116		$—	$(52)

Europe
BofA Securities, Inc.	$975,776	$975,776		$—	$—
J.P. Morgan Securities LLC	484,264	484,264		—	—
Jefferies LLC	87,663	87,663		—	—
UBS AG	1,656,147	1,656,147		—	—

	$3,203,850	$3,203,850		$—	$—

International Developed Property
BofA Securities, Inc.	$235,911	$235,911		$—	$—
Credit Suisse Securities (USA) LLC	71,406	71,406		—	—
HSBC Bank PLC	186,345	186,345		—	—
Macquarie Bank Ltd.	57,125	57,125		—	—
Morgan Stanley	107,191	107,191		—	—
SG Americas Securities LLC	33,256	33,256		—	—
UBS AG	48,391	48,391		—	—

	$739,625	$739,625		$—	$—

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

International Developed Small Cap Value Factor
BofA Securities, Inc.	$9,077	$9,077		$—	$—
Credit Suisse Securities (USA) LLC	18,758	18,758		—	—
Goldman Sachs & Co. LLC	26,134	26,134		—	—

	$53,969	$53,969		$—	$—

International Dividend Growth
Credit Suisse AG	$2,126	$2,126		$—	$—
J.P. Morgan Securities LLC	94,157	94,157		—	—

	$96,283	$96,283		$—	$—

Latin America 40
BNP Paribas SA	$2,675,790	$2,675,790		$—	$—
Citigroup Global Markets, Inc.	29,778,981	29,778,981		—	—
J.P. Morgan Securities LLC	7,299,272	7,299,272		—	—
Morgan Stanley	680,768	680,768		—	—
Wells Fargo Bank N.A	2,120,520	2,120,520		—	—

	$42,555,331	$42,555,331		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Asia 50	0.50%
Emerging Markets Infrastructure	0.60
International Developed Property	0.48
International Developed Small Cap Value Factor	0.40
International Dividend Growth	0.15

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $12 billion	0.6000%
Over $12 billion, up to and including $18 billion	0.5700
Over $18 billion, up to and including $24 billion	0.5415
Over $24 billion, up to and including $30 billion	0.5145
Over $30 billion	0.4888

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion, up to and including $171 billion	0.4073
Over $171 billion	0.3869

Prior to July 14, 2021, for its investment advisory services to the iShares Latin America 40 ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion	0.4073

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares Emerging Markets Infrastructure ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds. For the iShares International Developed Small Cap Value Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through March 31, 2023 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.30% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended September 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

International Developed Small Cap Value Factor	$6,592

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

“collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Asia 50	$30,476
Emerging Markets Infrastructure	1,196
Europe	6,610
International Developed Property	3,208
International Developed Small Cap Value Factor	24
International Dividend Growth	1,032
Latin America 40	130,502

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Asia 50	$42,911,767	$25,780,426	$(6,035,209)
Emerging Markets Infrastructure	—	42,075	(21,885)
Europe	7,069,996	1,198,186	(356,016)
International Developed Property	764,453	3,999	(326)
International Developed Small Cap Value Factor	24,513	—	—
International Dividend Growth	6,249,380	2,096,097	106,574
Latin America 40	543,516	3,299,599	(2,596,283)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Asia 50	$255,268,676	$322,105,917
Emerging Markets Infrastructure	1,576,312	1,509,034
Europe	73,172,236	35,111,945
International Developed Property	4,444,131	4,498,826
International Developed Small Cap Value Factor	5,564,873	5,447,845
International Dividend Growth	32,383,661	24,001,620
Latin America 40	141,234,732	234,514,416

For the six months ended September 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Asia 50	$1,244,925	$194,956,710
Europe	306,780,261	—
International Developed Property	—	11,168,497
International Developed Small Cap Value Factor	7,172,834	—
International Dividend Growth	57,575,967	21,647,277
Latin America 40	—	374,248,610

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Asia 50	$79,782,422
Emerging Markets Infrastructure	31,007,433
Europe	302,262,836
International Developed Property	28,214,572
International Dividend Growth	6,354,796
Latin America 40	713,234,299

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Asia 50	$2,135,048,641	$623,343,816	$(284,999,153)	$338,344,663
Emerging Markets Infrastructure	17,172,915	4,009,537	(3,639,874)	369,663
Europe	1,998,545,027	422,606,306	(374,966,358)	47,639,948
International Developed Property	84,871,073	6,039,608	(16,247,106)	(10,207,498)
International Developed Small Cap Value Factor	14,202,441	755,686	(716,255)	39,431
International Dividend Growth	228,623,681	17,798,028	(13,340,985)	4,457,043
Latin America 40	1,639,254,144	48,025,866	(386,065,325)	(338,039,459)

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

9.	LINE OF CREDIT

The iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on October 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement. The Credit Agreement was terminated on August 12, 2021.

Effective August 13, 2021, iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares International Dividend Growth ETF and iShares Latin America 40 ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended September 30, 2021, the iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF and iShares Latin America 40 ETF did not borrow under the Credit Agreement or Syndicated Credit Agreement. For the six months ended September 30, 2021, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Credit Agreement and Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

International Dividend Growth	$1,000,000	$41,284	1.15%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Year Ended 03/31/21

iShares ETF	Shares	Amount	Shares	Amount

Asia 50
Shares sold	450,000	$42,768,016	16,500,000	$1,320,555,253
Shares redeemed	(4,050,000)	(359,588,223)	(500,000)	(40,047,103)

Net increase (decrease)	(3,600,000)	$(316,820,207)	16,000,000	$1,280,508,150

Europe
Shares sold	6,250,000	$340,588,052	2,250,000	$86,142,285
Shares redeemed	—	—	(4,450,000)	(165,293,760)

Net increase (decrease)	6,250,000	$340,588,052	(2,200,000)	$(79,151,475)

International Developed Property
Shares sold	—	$—	2,800,000	$86,165,116
Shares redeemed	(300,000)	(11,745,011)	(3,300,000)	(105,623,418)

Net decrease	(300,000)	$(11,745,011)	(500,000)	$(19,458,302)

	Six Months Ended 09/30/21		Period Ended 03/31/21

iShares ETF	Shares	Amount	Shares	Amount

International Developed Small Cap Value Factor Shares sold	200,000	$7,298,930	200,000	$6,879,101

	Six Months Ended 09/30/21		Year Ended 03/31/21

iShares ETF	Shares	Amount	Shares	Amount

International Dividend Growth
Shares sold	1,000,000	$67,694,980	2,150,000	$132,833,399
Shares redeemed	(350,000)	(23,519,946)	(950,000)	(55,518,248)

Net increase	650,000	$44,175,034	1,200,000	$77,315,151

Latin America 40
Shares sold	—	$170,522	37,000,000	$972,094,694
Shares redeemed	(16,000,000)	(480,746,678)	(16,250,000)	(327,756,339)

Net increase (decrease)	(16,000,000)	$(480,576,156)	20,750,000	$644,338,355

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Europe ETF is expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

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Board Review and Approval of Investment Advisory Contract   (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Europe ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service

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Board Review and Approval of Investment Advisory Contract   (continued)

providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	73

Board Review and Approval of Investment Advisory Contract   (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares International Developed Property ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to

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evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares International Developed Small Cap Value Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on December 10-11, 2020, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by

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BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue

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to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

iShares International Dividend Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided

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information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	79

Board Review and Approval of Investment Advisory Contract   (continued)

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Latin America 40 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract   (continued)

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 15-16, 2021 meeting to revise the Advisory Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	81

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

International Dividend Growth	$0.865223	$—	$—	$0.865223	100%	—%	—%	100%

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	83

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., FTSE International Limited, or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-304-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Currency Hedged JPX-Nikkei 400 ETF | HJPX | NYSE Arca

•	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.18%	30.00%

U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68

International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73

Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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Fund Summary as of September 30, 2021	iShares® Currency Hedged JPX-Nikkei 400 ETF

Investment Objective

The iShares Currency Hedged JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of an index composed of broad-based Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares JPX-Nikkei 400 ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	3.32%	25.65%	11.83%	9.17%	25.65%	74.91%	69.36%
Fund Market	3.35	25.41	11.65	9.16	25.41	73.49	69.27
Index	4.77	27.61	12.64	10.05	27.61	81.36	77.64

The inception date of the Fund was 9/29/15. The first day of secondary market trading was 10/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 1,033.20	$ 0.00		$ 1,000.00	$ 1,025.10	$ 0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Investment Companies	100.2%
Short-term Investments	0.0 (a)
Forward foreign currency exchange contracts, net cumulative appreciation	1.2
Other assets less liabilities	(1.4)

(a)	Rounds to less than 0.1%.

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Industrials	23.8%
Consumer Discretionary	15.3
Information Technology	13.5
Health Care	11.4
Financials	10.2
Consumer Staples	8.3
Communication Services	7.0
Materials	5.5
Real Estate	3.0
Utilities	1.2
Energy	0.8

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® JPX-Nikkei 400 ETF

Investment Objective

The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.99%	19.52%	8.60%	7.96%	19.52%	51.05%	115.05%
Fund Market	2.74	19.00	8.48	8.23	19.00	50.23	120.59
Index	3.74	20.50	9.06	8.29	20.50	54.31	121.75

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,029.90	$ 2.44		$ 1,000.00	$ 1,022.70	$ 2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	23.8%
Consumer Discretionary	15.3
Information Technology	13.5
Health Care	11.4
Financials	10.2
Consumer Staples	8.3
Communication Services	7.0
Materials	5.5
Real Estate	3.0
Utilities	1.2
Energy	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Recruit Holdings Co. Ltd.	1.8%
Keyence Corp.	1.7
Hoya Corp.	1.7
Sony Group Corp.	1.7
Mitsubishi UFJ Financial Group Inc.	1.6
Daikin Industries Ltd.	1.6
Nippon Telegraph & Telephone Corp.	1.5
Hitachi Ltd.	1.5
KDDI Corp.	1.4
Toyota Motor Corp.	1.4

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Currency Hedged JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares JPX-Nikkei 400 ETF(a)	48,466	$3,635,919

Total Investment Companies — 100.2% (Cost: $2,899,669)		3,635,919

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	1,000	1,000

Total Short-Term Investments — 0.0% (Cost: $1,000)		1,000

Total Investments in Securities — 100.2% (Cost: $2,900,669)		3,636,919

Other Assets, Less Liabilities — (0.2)%		(8,033)

Net Assets — 100.0%		$3,628,886

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,000	$0	(a)	$—	$—	$—	$1,000	1,000	$—	$—
iShares JPX-Nikkei 400 ETF	3,532,614	147,281		(110,787)	(2,708)	69,519	3,635,919	48,466	27,485	—

					$(2,708)	$69,519	$3,636,919		$27,485	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	380,384,000	USD	3,409,272	MS	10/05/21	$8,548

USD	3,473,164	JPY	381,461,000	MS	10/05/21	45,666

						54,214

JPY	1,077,000	USD	9,796	MS	10/05/21	(119)

USD	3,676,662	JPY	410,143,000	MS	11/04/21	(9,287)

						(9,406)

	Net unrealized appreciation					$44,808

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Currency Hedged JPX-Nikkei 400 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$54,214

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$9,406

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$106,513

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(86,162)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,409,427
Average amounts sold — in USD	$7,070,367

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$54,214	$9,406

Total derivative assets and liabilities in the Statement of Assets and Liabilities	54,214	9,406
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	54,214	9,406

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)

Morgan Stanley & Co. International PLC	$54,214	$(9,406)		$—	$—	$44,808

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities

Morgan Stanley & Co. International PLC	$9,406	$(9,406)		$—	$—	$—

8	` 2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Currency Hedged JPX-Nikkei 400 ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$3,635,919	$—	$—	$3,635,919
Money Market Funds	1,000	—	—	1,000

Derivative financial instruments(a)	$3,636,919	$—	$—	$3,636,919

Assets
Forward Foreign Currency Exchange Contracts	$—	$54,214	$—	$54,214
Liabilities
Forward Foreign Currency Exchange Contracts	—	(9,406)	—	(9,406)

	$—	$44,808	$—	$44,808

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) September 30, 2021	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.5%
Kintetsu World Express Inc.	800	$20,261
Maruwa Unyu Kikan Co. Ltd.	800	11,506
SG Holdings Co. Ltd.	8,800	248,961
Yamato Holdings Co. Ltd.	6,400	161,986

		442,714

Auto Components — 3.0%
Aisin Corp.	3,200	115,958
Bridgestone Corp.	14,400	681,281
Denso Corp.	11,200	731,330
Koito Manufacturing Co. Ltd.	3,200	192,426
NGK Spark Plug Co. Ltd.	4,000	62,235
Nifco Inc./Japan	1,600	49,722
Stanley Electric Co. Ltd.	3,200	80,826
Sumitomo Electric Industries Ltd.	17,600	234,039
Sumitomo Rubber Industries Ltd.	4,000	50,750
Toyo Tire Corp.	2,400	42,776
Toyoda Gosei Co. Ltd.	1,600	32,002
Toyota Boshoku Corp.	1,600	28,304
Toyota Industries Corp.	4,000	329,120
TS Tech Co. Ltd.	2,400	30,838
Yokohama Rubber Co. Ltd. (The)	3,200	57,429

		2,719,036

Automobiles — 4.0%
Honda Motor Co. Ltd.	39,200	1,205,157
Isuzu Motors Ltd.	13,600	176,939
Subaru Corp.	14,400	266,108
Suzuki Motor Corp.	9,600	428,919
Toyota Motor Corp.	72,420	1,290,335
Yamaha Motor Co. Ltd.	6,700	186,527

		3,553,985

Banks — 5.2%
Aozora Bank Ltd.	3,200	78,251
Chiba Bank Ltd. (The)	16,800	108,867
Concordia Financial Group Ltd.	29,600	116,521
Fukuoka Financial Group Inc.	4,000	71,566
Mebuki Financial Group Inc.	26,400	57,840
Mitsubishi UFJ Financial Group Inc.	242,400	1,432,906
Mizuho Financial Group Inc.	66,050	934,420
Resona Holdings Inc.	56,000	224,001
Seven Bank Ltd.	15,200	33,892
Shinsei Bank Ltd.	4,000	67,067
Sumitomo Mitsui Financial Group Inc.	33,600	1,182,027
Sumitomo Mitsui Trust Holdings Inc.	9,604	330,762

		4,638,120

Beverages — 1.3%
Asahi Group Holdings Ltd.	12,000	579,064
Ito En Ltd.	1,600	106,136
Kirin Holdings Co. Ltd.	18,400	341,502
Suntory Beverage & Food Ltd.	3,200	132,657

		1,159,359

Biotechnology — 0.1%
PeptiDream Inc.(a)	2,400	78,346

Building Products — 2.2%
AGC Inc.	4,800	247,355
Aica Kogyo Co. Ltd.	1,600	54,734
Daikin Industries Ltd.	6,400	1,395,445

Security	Shares	Value

Building Products (continued)
Nichias Corp.	1,600	$39,038
Sanwa Holdings Corp.	4,000	52,003
TOTO Ltd.	3,200	152,373

		1,940,948

Capital Markets — 1.2%
Daiwa Securities Group Inc.	36,800	214,498
GMO Financial Holdings Inc.	800	6,078
JAFCO Group Co. Ltd.	800	51,064
Japan Exchange Group Inc.	13,600	337,280
Nomura Holdings Inc.	74,400	366,785
SBI Holdings Inc.	5,600	137,157

		1,112,862

Chemicals — 4.8%
Air Water Inc.	4,800	76,727
Asahi Kasei Corp.	32,000	342,914
Daicel Corp.	6,400	49,832
Denka Co. Ltd.	1,600	55,878
DIC Corp.	2,400	67,695
Kansai Paint Co. Ltd.	5,600	138,917
Kuraray Co. Ltd.	7,200	69,185
Mitsubishi Chemical Holdings Corp.	32,800	298,603
Mitsubishi Gas Chemical Co. Inc.	4,800	94,654
Mitsui Chemicals Inc.	4,000	133,636
Nippon Paint Holdings Co. Ltd.	18,400	200,379
Nippon Sanso Holdings Corp.	4,000	100,244
Nissan Chemical Corp.	2,400	140,367
Nitto Denko Corp.	3,200	227,797
NOF Corp.	1,600	90,075
Shin-Etsu Chemical Co. Ltd.	7,600	1,282,643
Showa Denko KK	4,000	97,332
Sumitomo Chemical Co. Ltd.	38,400	199,306
Teijin Ltd.	4,800	68,226
Tokai Carbon Co. Ltd.	4,000	51,134
Tokuyama Corp.	1,600	30,524
Toray Industries Inc.	35,200	223,667
Tosoh Corp.	8,000	144,974
Ube Industries Ltd.	2,400	46,925
Zeon Corp.	4,000	56,308

		4,287,942

Commercial Services & Supplies — 0.6%
Aeon Delight Co. Ltd.	800	25,419
Japan Elevator Service Holdings Co. Ltd.	1,600	36,794
Pilot Corp.	800	30,417
Secom Co. Ltd.	4,800	347,175
Sohgo Security Services Co. Ltd.	1,600	71,931

		511,736

Construction & Engineering — 1.2%
COMSYS Holdings Corp.	2,400	63,309
Hazama Ando Corp.	4,800	34,417
Kajima Corp.	11,200	143,523
Kandenko Co. Ltd.	2,400	19,842
Kumagai Gumi Co. Ltd.	800	20,702
Kyowa Exeo Corp.	2,400	58,832
Kyudenko Corp.	800	26,406
Maeda Corp.(a)	4,000	32,311
Mirait Holdings Corp.	2,400	47,513
Nippo Corp.	1,600	57,339
Nishimatsu Construction Co. Ltd.	900	27,844
Obayashi Corp.	16,000	131,884

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Penta-Ocean Construction Co. Ltd.	6,400	$43,447
Shimizu Corp.	14,400	107,789
Sumitomo Mitsui Construction Co. Ltd.	3,220	14,353
Taisei Corp.	4,800	153,801
Toda Corp.	6,400	44,687
Tokyu Construction Co. Ltd.	1,600	11,217

		1,039,216

Construction Materials — 0.1%
Taiheiyo Cement Corp.	2,400	49,585

Consumer Finance — 0.1%
Acom Co. Ltd.	8,800	32,157
AEON Financial Service Co. Ltd.	3,200	40,519
Orient Corp.	12,000	17,741

		90,417

Containers & Packaging — 0.1%
FP Corp.	800	29,729
Rengo Co. Ltd.	4,800	37,501

		67,230

Distributors — 0.0%
Paltac Corp.	800	36,231

Diversified Financial Services — 1.0%
Financial Products Group Co. Ltd.	1,600	10,189
Fuyo General Lease Co. Ltd.	800	55,030
Mitsubishi HC Capital Inc.	16,800	87,845
Mizuho Leasing Co. Ltd.	800	25,953
ORIX Corp.	29,600	553,861
Tokyo Century Corp.	800	45,040
Zenkoku Hosho Co. Ltd.	1,600	78,077

		855,995

Diversified Telecommunication Services — 1.6%
Nippon Telegraph & Telephone Corp.	49,600	1,374,374
Usen-Next Holdings Co. Ltd.	800	24,982

		1,399,356

Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	15,200	179,645
Chugoku Electric Power Co. Inc. (The)	7,200	65,677
Hokkaido Electric Power Co. Inc.	4,000	19,046
Kansai Electric Power Co. Inc. (The)	19,200	186,051
Kyushu Electric Power Co. Inc.	11,200	85,082
Tohoku Electric Power Co. Inc.	11,200	82,333

		617,834

Electrical Equipment — 2.3%
Fuji Electric Co. Ltd.	3,200	145,619
Mitsubishi Electric Corp.	49,600	689,320
Nidec Corp.	11,200	1,234,688

		2,069,627

Electronic Equipment, Instruments & Components — 5.5%
Anritsu Corp.(b)	3,200	57,105
Azbil Corp.	3,200	137,778
Daiwabo Holdings Co. Ltd.	2,800	44,831
Hamamatsu Photonics KK	4,000	247,435
Horiba Ltd.	800	55,812
Keyence Corp.	2,544	1,518,440
Kyocera Corp.	7,200	450,081
Murata Manufacturing Co. Ltd.	14,400	1,273,715
Omron Corp.	4,000	395,810
Shimadzu Corp.	6,400	281,063

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Taiyo Yuden Co. Ltd.	2,400	$140,578
TDK Corp.	7,200	259,652
Yokogawa Electric Corp.	5,600	97,673

		4,959,973

Entertainment — 2.0%
Akatsuki Inc.	200	5,713
Capcom Co. Ltd.	4,000	111,144
GungHo Online Entertainment Inc.	1,690	30,988
Koei Tecmo Holdings Co. Ltd.	1,040	49,366
Konami Holdings Corp.	1,600	100,287
Nexon Co. Ltd.	11,200	179,766
Nintendo Co. Ltd.	2,200	1,051,342
Square Enix Holdings Co. Ltd.	1,900	101,547
Toei Animation Co. Ltd.	200	36,895
Toho Co. Ltd.	3,200	150,756

		1,817,804

Food & Staples Retailing — 1.9%
Ain Holdings Inc.	800	49,844
Cosmos Pharmaceutical Corp.	400	67,933
Create SD Holdings Co. Ltd.	800	26,886
Kobe Bussan Co. Ltd.	4,000	130,695
Kusuri no Aoki Holdings Co. Ltd.	500	34,360
Lawson Inc.	1,600	78,596
Matsumotokiyoshi Holdings Co. Ltd.	2,400	107,724
Seven & i Holdings Co. Ltd.	19,200	874,069
Sugi Holdings Co. Ltd.	800	58,325
Sundrug Co. Ltd.	1,600	48,807
Tsuruha Holdings Inc.	1,000	123,322
Welcia Holdings Co. Ltd.	2,400	86,502
Yaoko Co. Ltd.	800	49,225

		1,736,288

Food Products — 2.0%
Ajinomoto Co. Inc.	12,000	354,598
Ariake Japan Co. Ltd.	800	50,355
Calbee Inc.	2,400	58,407
Kagome Co. Ltd.	2,400	61,867
Kewpie Corp.	3,200	77,566
Kikkoman Corp.	3,200	260,392
MEIJI Holdings Co. Ltd.	3,200	206,888
Morinaga & Co. Ltd./Japan	900	33,193
Morinaga Milk Industry Co. Ltd.	800	49,971
NH Foods Ltd.	1,600	60,423
Nichirei Corp.	2,400	62,892
Nippon Suisan Kaisha Ltd.	6,400	37,189
Nissin Foods Holdings Co. Ltd.	1,900	152,465
Prima Meat Packers Ltd.	800	20,266
Toyo Suisan Kaisha Ltd.	2,400	106,271
Yakult Honsha Co. Ltd.	3,200	161,987

		1,754,730

Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	8,800	160,803
Tokyo Gas Co. Ltd.	9,600	178,630

		339,433

Health Care Equipment & Supplies — 3.9%
Asahi Intecc Co. Ltd.	5,600	153,376
Hoya Corp.	9,700	1,513,381
Japan Lifeline Co. Ltd.	1,600	19,648
Nihon Kohden Corp.	1,600	54,388
Olympus Corp.	26,400	577,843

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Sysmex Corp.	4,000	$496,834
Terumo Corp.	15,200	717,719

		3,533,189

Health Care Providers & Services — 0.2%
Alfresa Holdings Corp.	4,800	71,704
Medipal Holdings Corp.	4,800	90,336
Ship Healthcare Holdings Inc.	1,600	41,212

		203,252

Health Care Technology — 0.6%
M3 Inc.	8,000	570,146

Hotels, Restaurants & Leisure — 1.3%
Food & Life Companies Ltd.	3,200	147,145
KOMEDA Holdings Co. Ltd.	800	15,870
McDonald’s Holdings Co. Japan Ltd.(b)	2,600	122,664
Oriental Land Co. Ltd.	5,000	808,879
Zensho Holdings Co. Ltd.	2,400	59,535

		1,154,093

Household Durables — 3.5%
Casio Computer Co. Ltd.	4,000	66,224
ES-Con Japan Ltd.	800	5,795
Haseko Corp.	4,800	64,088
Iida Group Holdings Co. Ltd.	4,000	102,887
Open House Co. Ltd.	1,600	94,140
Panasonic Corp.	52,800	654,477
Pressance Corp.	800	13,132
Rinnai Corp.	800	87,833
Sekisui Chemical Co. Ltd.	10,400	178,695
Sekisui House Ltd.	16,800	351,808
Sony Group Corp.	13,300	1,476,548
Sumitomo Forestry Co. Ltd.	4,000	75,974

		3,171,601

Household Products — 0.7%
Lion Corp.	6,400	103,515
Pigeon Corp.	3,200	74,393
Unicharm Corp.	9,600	425,395

		603,303

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,000	57,349
eRex Co. Ltd.	800	17,768
RENOVA Inc.(a)	800	32,820

		107,937

Industrial Conglomerates — 1.5%
Hitachi Ltd.	22,400	1,325,200
TOKAI Holdings Corp.	2,400	19,284

		1,344,484

Insurance — 2.6%
Dai-ichi Life Holdings Inc.	24,000	524,905
MS&AD Insurance Group Holdings Inc.	12,000	401,361
Sompo Holdings Inc.	8,800	381,788
T&D Holdings Inc.	14,400	197,537
Tokio Marine Holdings Inc.	16,000	857,680

		2,363,271

Interactive Media & Services — 0.7%
Dip Corp.	800	30,525
Kakaku.com Inc.	3,200	103,338
Mixi Inc.	1,700	38,236

Security	Shares	Value

Interactive Media & Services (continued)
Z Holdings Corp.	67,200	$430,084

		602,183

Internet & Direct Marketing Retail — 0.1%
ZOZO Inc.	3,200	119,888

IT Services — 3.0%
Bell System24 Holdings Inc.	800	11,902
Digital Garage Inc.	800	36,497
Fujitsu Ltd.	4,400	795,126
GMO Payment Gateway Inc.	800	101,009
Infocom Corp.	800	17,059
Information Services International-Dentsu Ltd.	800	30,205
Itochu Techno-Solutions Corp.	2,400	77,939
NEC Corp.	6,400	346,822
NEC Networks & System Integration Corp.	1,600	30,175
Nihon Unisys Ltd.	1,600	41,436
Nomura Research Institute Ltd.	8,864	325,811
NS Solutions Corp.	800	27,143
NTT Data Corp.	13,600	262,945
Obic Co. Ltd.	1,600	304,253
Otsuka Corp.	2,400	123,415
SCSK Corp.	2,400	50,762
TIS Inc.	4,800	131,012

		2,713,511

Leisure Products — 1.2%
Bandai Namco Holdings Inc.	4,000	300,710
Shimano Inc.	2,000	584,374
Yamaha Corp.	3,200	201,287

		1,086,371

Machinery — 6.3%
Amada Co. Ltd.	7,200	74,269
Daifuku Co. Ltd.	2,400	225,086
DMG Mori Co. Ltd.	3,200	59,728
Ebara Corp.	2,400	118,039
Fanuc Corp.	4,300	942,826
Fuji Corp./Aichi	1,600	40,629
Hino Motors Ltd.	6,400	59,430
Hitachi Construction Machinery Co. Ltd.	2,400	67,427
Hoshizaki Corp.	1,600	145,526
IHI Corp.	3,200	80,895
Japan Steel Works Ltd. (The)	1,600	41,412
Komatsu Ltd.	22,400	536,445
Kubota Corp.	24,000	510,783
Makita Corp.	6,400	351,889
Minebea Mitsumi Inc.	8,800	224,117
Misumi Group Inc.	6,400	272,314
Mitsubishi Heavy Industries Ltd.	8,000	214,352
Miura Co. Ltd.	2,400	95,939
Nabtesco Corp.	3,200	120,991
NGK Insulators Ltd.	5,600	94,926
NSK Ltd.	10,400	70,473
OSG Corp.	2,400	41,079
SMC Corp.	1,400	873,474
Sumitomo Heavy Industries Ltd.	3,200	83,398
Takeuchi Manufacturing Co. Ltd.	800	18,424
Yaskawa Electric Corp.	5,600	268,904

		5,632,775

Marine — 0.5%
Mitsui OSK Lines Ltd.	2,400	161,058

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine (continued)
Nippon Yusen KK	4,000	$299,713

		460,771

Media — 0.1%
Hakuhodo DY Holdings Inc.	6,400	110,137

Metals & Mining — 0.3%
Asahi Holdings Inc.	1,600	28,965
Mitsui Mining & Smelting Co. Ltd.	1,600	44,414
Sumitomo Metal Mining Co. Ltd.	6,400	231,428

		304,807

Multiline Retail — 0.5%
Izumi Co. Ltd.	800	26,616
Marui Group Co. Ltd.	4,000	77,214
Pan Pacific International Holdings Corp.	9,600	198,080
Ryohin Keikaku Co. Ltd.	5,600	124,562
Seria Co. Ltd.	1,600	55,924

		482,396

Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	1,600	36,223
ENEOS Holdings Inc.	74,400	302,239
Idemitsu Kosan Co. Ltd.	5,600	147,317
Inpex Corp.	26,400	205,560
Iwatani Corp.	900	52,607

		743,946

Paper & Forest Products — 0.2%
Daio Paper Corp.	2,400	44,938
Oji Holdings Corp.	22,400	112,868

		157,806

Personal Products — 1.8%
Fancl Corp.	1,600	52,806
Kao Corp.	11,200	666,552
Kobayashi Pharmaceutical Co. Ltd.	1,300	103,067
Kose Corp.	800	95,676
Pola Orbis Holdings Inc.	2,400	55,243
Rohto Pharmaceutical Co. Ltd.	2,400	73,608
Shiseido Co. Ltd.	9,100	611,606

		1,658,558

Pharmaceuticals — 6.4%
Astellas Pharma Inc.	43,240	711,689
Chugai Pharmaceutical Co. Ltd.	15,200	556,227
Daiichi Sankyo Co. Ltd.	38,809	1,031,588
Eisai Co. Ltd.	5,200	389,519
JCR Pharmaceuticals Co. Ltd.	1,600	40,027
Kaken Pharmaceutical Co. Ltd.	800	32,919
Kyowa Kirin Co. Ltd.	5,600	201,881
Nippon Shinyaku Co. Ltd.	1,600	132,997
Ono Pharmaceutical Co. Ltd.	11,200	255,402
Otsuka Holdings Co. Ltd.	10,400	444,732
Santen Pharmaceutical Co. Ltd.	8,800	123,764
Sawai Group Holdings Co. Ltd.	800	37,220
Shionogi & Co. Ltd.	6,400	437,948
Sumitomo Dainippon Pharma Co. Ltd.	4,000	71,496
Takeda Pharmaceutical Co. Ltd.	38,400	1,266,538
Towa Pharmaceutical Co. Ltd.	800	22,682

		5,756,629

Professional Services — 2.8%
BayCurrent Consulting Inc.	300	150,216
Benefit One Inc.	1,600	75,429

Security	Shares	Value

Professional Services (continued)
en Japan Inc.	800	$28,899
IR Japan Holdings Ltd.	200	22,028
Meitec Corp.	800	44,061
Nihon M&A Center Inc.	8,000	234,915
Outsourcing Inc.	2,400	43,013
Persol Holdings Co. Ltd.	4,800	119,659
Recruit Holdings Co. Ltd.	26,400	1,613,722
SMS Co. Ltd.	1,600	58,287
TechnoPro Holdings Inc.	3,200	96,235
UT Group Co. Ltd.	800	23,888

		2,510,352

Real Estate Management & Development — 3.0%
Aeon Mall Co. Ltd.	2,400	36,927
Daito Trust Construction Co. Ltd.	1,600	187,693
Daiwa House Industry Co. Ltd.	14,400	480,024
Hulic Co. Ltd.	10,400	115,820
Ichigo Inc.	4,800	15,791
Katitas Co. Ltd.	1,600	56,397
Mitsubishi Estate Co. Ltd.	32,000	509,530
Mitsui Fudosan Co. Ltd.	22,400	532,109
Nomura Real Estate Holdings Inc.	3,200	83,195
Relo Group Inc.	2,400	49,534
SAMTY Co. Ltd.	800	16,725
Starts Corp. Inc.	800	19,036
Sumitomo Realty & Development Co. Ltd.	11,200	409,373
Tokyo Tatemono Co. Ltd.	4,800	76,019
Tokyu Fudosan Holdings Corp.	13,600	83,701

		2,671,874

Road & Rail — 1.3%
Central Japan Railway Co.	4,000	638,495
Hankyu Hanshin Holdings Inc.	6,400	201,431
Hitachi Transport System Ltd.	800	35,538
Kyushu Railway Co.	4,000	96,241
Nippon Express Co. Ltd.	1,600	110,192
Sankyu Inc.	1,600	73,586
Senko Group Holdings Co. Ltd.	2,400	21,965

		1,177,448

Semiconductors & Semiconductor Equipment — 3.2%
Advantest Corp.	3,400	302,972
Disco Corp.	700	196,061
Japan Material Co. Ltd.	2,400	27,822
Lasertec Corp.	2,100	478,081
Optorun Co. Ltd.	800	16,683
Renesas Electronics Corp.(a)	27,200	334,760
SCREEN Holdings Co. Ltd.	800	68,527
SUMCO Corp.	6,400	127,684
Tokyo Electron Ltd.	2,900	1,281,158
Tokyo Seimitsu Co. Ltd.	800	32,833
Ulvac Inc.	800	45,554

		2,912,135

Software — 0.4%
Justsystems Corp.	800	44,985
Oracle Corp. Japan	800	70,277
Rakus Co. Ltd.	2,400	85,033
Systena Corp.	1,600	32,204
Trend Micro Inc.	2,400	133,652

		366,151

Specialty Retail — 1.4%
ABC-Mart Inc.	800	44,938

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Bic Camera Inc.	3,200	$30,503
Fast Retailing Co. Ltd.	700	516,261
Hikari Tsushin Inc.	500	84,510
Kohnan Shoji Co. Ltd.	800	26,320
K’s Holdings Corp.	4,000	41,329
Nitori Holdings Co. Ltd.	1,900	374,437
Nojima Corp.	800	20,580
T-Gaia Corp.	800	14,201
USS Co. Ltd.	4,800	81,707
Workman Co. Ltd.	800	50,611

		1,285,397

Technology Hardware, Storage & Peripherals — 1.2%
Brother Industries Ltd.	6,400	140,833
Elecom Co. Ltd.	1,600	25,709
FUJIFILM Holdings Corp.	8,800	759,878
MCJ Co. Ltd.	1,600	17,241
Seiko Epson Corp.	6,400	129,216
Wacom Co. Ltd.	4,000	25,437

		1,098,314

Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	800	52,176

Tobacco — 0.6%
Japan Tobacco Inc.	26,400	517,288

Trading Companies & Distributors — 4.5%
Itochu Corp.	34,400	1,001,934
Kanamoto Co. Ltd.	800	18,717
Kanematsu Corp.	1,600	19,788
Marubeni Corp.	48,000	397,115
Mitsubishi Corp.	29,600	929,512
Mitsui & Co. Ltd.	39,100	854,999
MonotaRO Co. Ltd.	6,400	143,425
Sojitz Corp.	5,120	83,622

Security	Shares	Value

Trading Companies & Distributors (continued)
Sumitomo Corp.	30,400	$428,242
Toyota Tsusho Corp.	4,800	201,568

		4,078,922

Wireless Telecommunication Services — 2.6%
KDDI Corp.	39,200	1,290,586
SoftBank Group Corp.	18,400	1,063,249

		2,353,835

Total Common Stocks — 99.2% (Cost: $69,765,635)		89,183,713

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	132,861	132,928
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	40,000	40,000

		172,928

Total Short-Term Investments — 0.2% (Cost: $172,926)		172,928

Total Investments in Securities — 99.4% (Cost: $69,938,561)		89,356,641

Other Assets, Less Liabilities — 0.6%		524,926

Net Assets — 100.0%		$89,881,567

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$149,088	$—		$(16,152	)(a)	$(8)	$—	$132,928	132,861	$642	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	10,000	(a)	—		—	—	40,000	40,000	1		—

						$(8)	$—	$172,928		$643		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® JPX-Nikkei 400 ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	38	12/09/21	$688	$(7,586)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$7,586

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$5,557

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(6,349)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$634,553

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$89,183,713	$—	$89,183,713
Money Market Funds	172,928	—	—	172,928

	$172,928	$89,183,713	$—	$89,356,641

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(7,586)	$—	$(7,586)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Statements of Assets and Liabilities  (unaudited)

September 30, 2021

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$89,183,713
Affiliated(c)	3,636,919	172,928
Cash	730	1,252
Foreign currency, at value(d)	—	25,432
Foreign currency collateral pledged:
Futures contracts(e)	—	2,246
Receivables:
Securities lending income — Affiliated	—	49
Dividends	—	673,422
Unrealized appreciation on:
Forward foreign currency exchange contracts	54,214	—

Total assets	3,691,863	90,059,042

LIABILITIES
Collateral on securities loaned, at value	—	132,538
Payables:
Investments purchased	53,571	—
Variation margin on futures contracts	—	8,340
Investment advisory fees	—	36,597
Unrealized depreciation on:
Forward foreign currency exchange contracts	9,406	—

Total liabilities	62,977	177,475

NET ASSETS	$3,628,886	$89,881,567

NET ASSETS CONSIST OF:
Paid-in capital	$3,264,497	$93,382,252
Accumulated earnings (loss)	364,389	(3,500,685)

NET ASSETS	$3,628,886	$89,881,567

Shares outstanding	100,000	1,200,000

Net asset value	$36.29	$74.90

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$126,473
(b) Investments, at cost — Unaffiliated	$—	$69,765,635
(c) Investments, at cost — Affiliated	$2,900,669	$172,926
(d) Foreign currency, at cost	$—	$25,386
(e) Foreign currency collateral pledged, at cost	$—	$2,370

See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended September 30, 2021

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$929,041
Dividends — Affiliated	27,485	1
Securities lending income — Affiliated — net	—	642
Foreign taxes withheld	—	(92,765)

Total investment income	27,485	836,919

EXPENSES
Investment advisory fees	10,386	212,195

Total expenses	10,386	212,195

Less:
Investment advisory fees waived	(10,386)	—

Total expenses after fees waived	—	212,195

Net investment income	27,485	624,724

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	(1,573,568)
Investments — Affiliated	(2,708)	(8)
Futures contracts	—	5,557
Forward foreign currency exchange contracts	106,513	—
Foreign currency transactions	—	(2,811)

Net realized gain (loss)	103,805	(1,570,830)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	—	3,558,412
Investments — Affiliated	69,519	—
Futures contracts	—	(6,349)
Forward foreign currency exchange contracts	(86,162)	—
Foreign currency translations	—	7,146

Net change in unrealized appreciation (depreciation)	(16,643)	3,559,209

Net realized and unrealized gain	87,162	1,988,379

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,647	$2,613,103

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Changes in Net Assets

	iShares Currency Hedged JPX-Nikkei 400 ETF		iShares JPX-Nikkei 400 ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$27,485	$41,854	$624,724	$1,222,320
Net realized gain (loss)	103,805	(74,291)	(1,570,830)	6,677,923
Net change in unrealized appreciation (depreciation)	(16,643)	1,146,786	3,559,209	21,774,283

Net increase in net assets resulting from operations	114,647	1,114,349	2,613,103	29,674,526

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(28,498)	(40,843)	(693,735)	(1,305,691)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	—	—	(20,685,841)

NET ASSETS
Total increase in net assets	86,149	1,073,506	1,919,368	7,682,994
Beginning of period	3,542,737	2,469,231	87,962,199	80,279,205

End of period	$3,628,886	$3,542,737	$89,881,567	$87,962,199

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged JPX-Nikkei 400 ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$35.43		$24.69	$27.81	$29.22	$25.57	$23.03

Net investment income(a)	0.27		0.42	0.58	0.41	0.48	0.47
Net realized and unrealized gain (loss)(b)	0.87		10.73	(3.12)	(1.41)	3.63	2.57

Net increase (decrease) from investment operations	1.14		11.15	(2.54)	(1.00)	4.11	3.04

Distributions(c)
From net investment income	(0.28)		(0.41)	(0.58)	(0.41)	(0.46)	(0.50)

Total distributions	(0.28)		(0.41)	(0.58)	(0.41)	(0.46)	(0.50)

Net asset value, end of period	$36.29		$35.43	$24.69	$27.81	$29.22	$25.57

Total Return(d)
Based on net asset value	3.32	%(e)	45.49%	(9.49)%	(3.36)%	16.08%	13.44%

Ratios to Average Net Assets
Total expenses(f)	0.59	%(g)	0.60%	0.59%	0.59%	0.59%	0.59%

Total expenses after fees waived(f)	0.00	%(g)	0.01%	0.00%	0.00%	0.00%	0.00%

Net investment income	1.56	%(g)	1.39%	2.05%	1.43%	1.69%	1.98%

Supplemental Data
Net assets, end of period (000)	$3,629		$3,543	$2,469	$2,781	$2,922	$2,557

Portfolio turnover rate(h)(i)	3	%(e)	8%	9%	5%	11%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)

The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested (“acquired fund fees and expenses”). This ratio does not include these acquired fund fees and expenses.

(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$73.30		$53.52	$58.88	$65.42	$55.69	$49.94

Net investment income(a)	0.52		0.88	0.96	1.06	0.95	0.70
Net realized and unrealized gain (loss)(b)	1.66		19.82	(5.10)	(6.73)	9.76	6.15

Net increase (decrease) from investment operations	2.18		20.70	(4.14)	(5.67)	10.71	6.85

Distributions(c)
From net investment income	(0.58)		(0.92)	(1.22)	(0.87)	(0.98)	(1.10)

Total distributions	(0.58)		(0.92)	(1.22)	(0.87)	(0.98)	(1.10)

Net asset value, end of period	$74.90		$73.30	$53.52	$58.88	$65.42	$55.69

Total Return(d)
Based on net asset value	2.99	%(e)	38.91%	(7.29)%	(8.67)%	19.32%	13.84%

Ratios to Average Net Assets
Total expenses	0.48	%(f)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	1.41	%(f)	1.36%	1.61%	1.73%	1.54%	1.32%

Supplemental Data
Net assets, end of period (000)	$89,882		$87,962	$80,279	$114,817	$107,940	$83,535

Portfolio turnover rate(g)	9	%(e)	10%	7%	11%	8%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged JPX-Nikkei 400	Diversified
JPX-Nikkei 400	Diversified

Currently the iShares Currency Hedged JPX-Nikkei 400 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares JPX-Nikkei 400 ETF (the “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged JPX-Nikkei 400 ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

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Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

JPX-Nikkei 400
Morgan Stanley	$42,401	$42,401		$—	$—
State Street Bank & Trust Co.	84,072	84,072		—	—

	$126,473	$126,473		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

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Notes to Financial Statements  (unaudited) (continued)

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Currency Hedged JPX-Nikkei 400	0.59%
JPX-Nikkei 400	0.48

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares Currency Hedged JPX-Nikkei 400 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares JPX-Nikkei 400 ETF (“JPXN”), after taking into account any fee waivers by JPXN.

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Notes to Financial Statements  (unaudited) (continued)

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended September 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Currency Hedged JPX-Nikkei 400	$10,386

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

JPX-Nikkei 400	$172

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

JPX-Nikkei 400	$—	$253,275	$42,858

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Currency Hedged JPX-Nikkei 400	$147,281	$110,787
JPX-Nikkei 400	7,744,700	7,664,978

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Notes to Financial Statements  (unaudited) (continued)

There were no in-kind transactions for the six months ended September 30, 2021.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Currency Hedged JPX-Nikkei 400	$361,000
JPX-Nikkei 400	21,100,759

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Currency Hedged JPX-Nikkei 400	$2,929,174	$790,464	$(37,911)	$752,553
JPX-Nikkei 400	70,782,531	25,247,668	(6,681,144)	18,566,524

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Year Ended 03/31/21

iShares ETF	Shares	Amount	Shares	Amount

JPX-Nikkei 400
Shares redeemed	—	$—	(300,000)	$(20,685,841)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (unaudited) (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Currency Hedged JPX-Nikkei 400 ETF, iShares JPX-Nikkei 400 ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	29

Board Review and Approval of Investment Advisory Contract  (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Currency Hedged JPX-Nikkei 400(a)	$0.267153	$—	$0.017828	$0.284981	94%	—%	6%	100%
JPX-Nikkei 400(a)	0.540612	—	0.037500	0.578112	94	—	6	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	31

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	33

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by the Japan Exchange Group, Inc., Tokyo Stock Exchange or Nikkei, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-310-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares India 50 ETF | INDY | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.18%	30.00%
U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68
International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73
Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2021	iShares® India 50 ETF

Investment Objective

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	15.77	%(a)	49.10%	12.11%	8.87%	49.10%	77.13%	133.86%
Fund Market	14.99		48.14	11.97	9.21	48.14	76.02	141.42
Index	19.00		57.59	14.31	10.27	57.59	95.15	165.72

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,157.70	$ 4.81		$ 1,000.00	$ 1,020.60	$ 4.51		0.89%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	37.2%
Information Technology	17.4
Energy	12.8
Consumer Staples	8.0
Materials	8.0
Consumer Discretionary	5.9
Industrials	3.4
Health Care	3.4
Communication Services	2.2
Utilities	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Reliance Industries Ltd.	10.7%
HDFC Bank Ltd.	9.1
Infosys Ltd.	8.1
Housing Development Finance Corp. Ltd.	6.5
ICICI Bank Ltd.	6.4
Tata Consultancy Services Ltd.	5.1
Kotak Mahindra Bank Ltd.	3.8
Hindustan Unilever Ltd.	3.2
ITC Ltd.	2.7
Larsen & Toubro Ltd.	2.7

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	5

Consolidated Schedule of Investments (unaudited) September 30, 2021	iShares® India 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 4.7%
Bajaj Auto Ltd.	92,416	$4,761,494
Eicher Motors Ltd.	99,363	3,716,869
Hero MotoCorp Ltd.	92,237	3,517,400
Mahindra & Mahindra Ltd.	680,473	7,327,801
Maruti Suzuki India Ltd.	94,471	9,318,035
Tata Motors Ltd.(a)	1,274,451	5,664,126

		34,305,725

Banks — 25.0%
Axis Bank Ltd.(a)	1,831,758	18,778,954
HDFC Bank Ltd.	3,109,803	66,482,145
ICICI Bank Ltd.	4,930,567	46,331,111
IndusInd Bank Ltd.	429,130	6,371,644
Kotak Mahindra Bank Ltd.	1,043,004	28,069,773
State Bank of India	2,730,656	16,552,789
Yes Bank Ltd., (Acquired 03/16/20, Cost: $3,310,481)(b)	1,741,097	250,710
Yes Bank Ltd.(a)	46,465	7,806

		182,844,932

Chemicals — 2.4%
Asian Paints Ltd.	320,476	13,969,820
UPL Ltd.	390,742	3,714,226

		17,684,046

Construction & Engineering — 2.7%
Larsen & Toubro Ltd.	858,733	19,641,955

Construction Materials — 2.4%
Grasim Industries Ltd.	270,871	6,068,367
Shree Cement Ltd.	9,520	3,701,627
UltraTech Cement Ltd.	82,162	8,152,604

		17,922,598

Consumer Finance — 2.7%
Bajaj Finance Ltd.	188,794	19,426,592

Diversified Financial Services — 1.4%
Bajaj Finserv Ltd.	42,956	10,268,722

Electric Utilities — 0.8%
Power Grid Corp. of India Ltd.	2,425,312	6,183,995

Food Products — 2.1%
Britannia Industries Ltd.	83,863	4,453,030
Nestle India Ltd.	25,329	6,617,932
Tata Consumer Products Ltd.	427,085	4,667,425

		15,738,387

Household Products — 3.1%
Hindustan Unilever Ltd.	634,696	23,078,932

Independent Power and Renewable Electricity Producers — 0.9%
NTPC Ltd.	3,385,724	6,448,410

Insurance — 1.6%
HDFC Life Insurance Co. Ltd.(c)	661,564	6,423,480
SBI Life Insurance Co. Ltd.(c)	312,277	5,108,925

		11,532,405

IT Services — 17.3%
HCL Technologies Ltd.	771,624	13,234,465
Infosys Ltd.	2,635,410	59,086,487
Tata Consultancy Services Ltd.	736,272	37,312,980
Tech Mahindra Ltd.	441,178	8,167,977

Security	Shares	Value

IT Services (continued)
Wipro Ltd.	1,053,428	$8,948,246

		126,750,155

Life Sciences Tools & Services — 0.8%
Divi’s Laboratories Ltd.	90,490	5,842,512

Metals & Mining — 3.1%
Hindalco Industries Ltd.	1,039,022	6,801,009
JSW Steel Ltd.	704,514	6,294,346
Tata Steel Ltd.	555,526	9,560,115

		22,655,470

Oil, Gas & Consumable Fuels — 12.8%
Bharat Petroleum Corp. Ltd.	678,504	3,933,969
Coal India Ltd.	1,492,654	3,709,270
Indian Oil Corp. Ltd.	1,809,069	3,035,855
Oil & Natural Gas Corp. Ltd.	2,588,654	5,004,628
Reliance Industries Ltd.	2,298,322	77,786,213

		93,469,935

Pharmaceuticals — 2.6%
Cipla Ltd.	360,653	4,768,283
Dr. Reddy’s Laboratories Ltd.	86,532	5,676,510
Sun Pharmaceutical Industries Ltd.	767,526	8,446,311

		18,891,104

Textiles, Apparel & Luxury Goods — 1.2%
Titan Co. Ltd.	296,851	8,615,499

Thrifts & Mortgage Finance — 6.5%
Housing Development Finance Corp. Ltd.	1,283,014	47,417,478

Tobacco — 2.7%
ITC Ltd.	6,218,279	19,715,356

Transportation Infrastructure — 0.7%
Adani Ports & Special Economic Zone Ltd.	522,249	5,171,227

Wireless Telecommunication Services — 2.1%
Bharti Airtel Ltd.	1,678,768	15,518,571

Total Common Stocks — 99.6% (Cost: $269,913,785)		729,124,006

Rights

Wireless Telecommunication Services — 0.0%
Bharti Airtel Ltd., (Expires 10/21/21)(a)	120,449	248,760

Total Rights — 0.0% (Cost: $0)		248,760

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(d)(e)	25,470,000	25,470,000

Total Short-Term Investments — 3.5% (Cost: $25,470,000)		25,470,000

Total Investments in Securities — 103.1% (Cost: $295,383,785)		754,842,766

Other Assets, Less Liabilities — (3.1)%		(22,446,871)

Net Assets — 100.0%		$732,395,895

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® India 50 ETF

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $250,710, representing less than 0.05% of its net assets as of period end, and an original cost of $3,310,481.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$9,980,000	$15,490,000	(a)	$—	$—	$—	$25,470,000	25,470,000	$680	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	54	10/28/21	$1,893	$(32,558)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$32,558

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$176,782

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(32,749)

S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® India 50 ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$819,197

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$729,124,006	$—	$729,124,006
Rights	—	248,760	—	248,760
Money Market Funds	25,470,000	—	—	25,470,000

	$25,470,000	$729,372,766	$—	$754,842,766

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(32,558)	$—	$(32,558)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to consolidated financial statements.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statement of Assets and Liabilities (unaudited)

September 30, 2021

iShares India 50 ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$729,372,766
Affiliated(b)	25,470,000
Cash	58,212
Foreign currency, at value(c)	3,171,619
Cash pledged:
Futures contracts	84,000
Receivables:
Investments sold	1,208,823
Dividends	613,388

Total assets	759,978,808

LIABILITIES
Deferred foreign capital gain tax	26,026,123
Payables:
Investments purchased	994,916
Variation margin on futures contracts	22,468
Investment advisory fees	539,406

Total liabilities	27,582,913

NET ASSETS	$732,395,895

NET ASSETS CONSIST OF:
Paid-in capital	$342,877,926
Accumulated earnings	389,517,969

NET ASSETS	$732,395,895

Shares outstanding	14,200,000

Net asset value	$51.58

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$269,913,785
(b) Investments, at cost — Affiliated	$25,470,000
(c) Foreign currency, at cost	$3,171,619

See notes to consolidated financial statements.

F I N A N C I A L S T A T E M E N T S	9

Consolidated Statement of Operations (unaudited)

Six Months Ended September 30, 2021

iShares India 50 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$5,601,930
Dividends — Affiliated	680
Interest — Unaffiliated	447
Foreign taxes withheld	(1,179,511)

Total investment income	4,423,546

EXPENSES
Investment advisory fees	3,062,125
Mauritius income taxes	291

Total expenses	3,062,416

Net investment income	1,361,130

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	33,935,818
Futures contracts	176,782
Foreign currency transactions	(261,973)

Net realized gain	33,850,627

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	62,951,642
Futures contracts	(32,749)
Foreign currency translations	4,916

Net change in unrealized appreciation (depreciation)	62,923,809

Net realized and unrealized gain	96,774,436

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$98,135,566

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$26,268
(b) Net of increase in deferred foreign capital gain tax of	$(12,122,932)

See notes to consolidated financial statements.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statement of Changes in Net Assets

	iShares India 50 ETF
	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,361,130	$333,331
Net realized gain	33,850,627	29,664,191
Net change in unrealized appreciation (depreciation)	62,923,809	282,365,983

Net increase in net assets resulting from operations	98,135,566	312,363,505

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(101,923)	(570,041)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(56,921,634)	(104,350,309)

NET ASSETS
Total increase in net assets	41,112,009	207,443,155
Beginning of period	691,283,886	483,840,731

End of period	$732,395,895	$691,283,886

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

F I N A N C I A L S T A T E M E N T S	11

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares India 50 ETF
	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$44.60		$25.87	$37.92	$35.00	$32.27	$26.81

Net investment income(a)	0.09		0.02	0.19	0.16	0.15	0.12
Net realized and unrealized gain (loss)(b)	6.90		18.74	(12.01)	2.97	2.68	5.47

Net increase (decrease) from investment operations	6.99		18.76	(11.82)	3.13	2.83	5.59

Distributions(c)
From net investment income		(0.01)	(0.03)	(0.23)	(0.21)	(0.10)	(0.13)

Total distributions		(0.01)	(0.03)	(0.23)	(0.21)	(0.10)	(0.13)

Net asset value, end of period	$51.58		$44.60	$25.87	$37.92	$35.00	$32.27

Total Return(d)
Based on net asset value	15.67	%(e)	72.59%	(31.41)%	9.04%	8.76%	20.94%

Ratios to Average Net Assets
Total expenses	0.89	%(f)	0.90%	0.93%	0.94%	0.92%	0.93%

Net investment income	0.40	%(f)	0.06%	0.51%	0.45%	0.42%	0.43%

Supplemental Data
Net assets, end of period (000)	$732,396		$691,284	$483,841	$828,545	$1,120,132	$846,994

Portfolio turnover rate(g)	1	%(e)	8%	26%	24%	14%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited)

1.     ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

Basis of Consolidation: The accompanying consolidated financial statements for the Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary as of period end were $705,272,153, which is 96.3% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

2.     SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

The Fund has conducted its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	13

Notes to Consolidated Financial Statements (unaudited) (continued)

substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the Financial Services Commission (the “FSC”), the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its Consolidated Statement of Operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.     INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

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Notes to Consolidated Financial Statements (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.     DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

5.     INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Consolidated Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Consolidated Financial Statements (unaudited) (continued)

6.     PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
India 50	$5,062,662	$76,430,436

There were no in-kind transactions for the six months ended September 30, 2021.

7.     INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

As of March 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $53,304,225.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
India 50	$320,949,401	$464,774,163	$(30,913,356)	$433,860,807

8.     LINE OF CREDIT

The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on October 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1 and $200 million with respect to Tier 2, including the Fund. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement. The Credit Agreement was terminated on August 12, 2021.

Effective August 13, 2021, the Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended September 30, 2021, the Fund did not borrow under the Credit Agreement or Syndicated Credit Agreement.

Effective August 26, 2021, iShares India 50 ETF, along with certain other iShares funds (“Mauritius Participating Funds”), is a party to a $750,000,000 unsecured and uncommitted line of credit (“Uncommitted Liquidity Facility”) with State Street Bank and Trust Company, which may be used solely to facilitate trading associated with the closure of the Fund’s Mauritius subsidiary. The Uncommitted Liquidity Facility has interest at a rate equal to the higher of (a) the U.S. Federal Funds rate (not less than zero) plus 1.25% per annum or (b) the Overnight Bank Funding rate (not less than zero) plus 1.25% per annum on amounts borrowed. Each Mauritius Participating Fund will be removed from the Uncommitted Liquidity Facility once trading out of its holdings in the Mauritius subsidiary is complete. During the six months ended September 30, 2021, the Fund did not borrow under the Uncommitted Liquidity Facility.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

9.     PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

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Notes to Consolidated Financial Statements (unaudited) (continued)

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Consolidated Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

10.     CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Year Ended 03/31/21
iShares ETF	Shares	Amount	Shares	Amount

India 50
Shares sold	—	$188,156	—	$249,464
Shares redeemed	(1,300,000)	(57,109,790)	(3,200,000)	(104,599,773)

Net decrease	(1,300,000)	$(56,921,634)	(3,200,000)	$(104,350,309)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Consolidated Statement of Assets and Liabilities.

11.     SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares India 50 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	19

Board Review and Approval of Investment Advisory Contract (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

S U P P L E M E N T A L I N F O R M A T I O N	21

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Ltd., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-307-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Russell Top 200 ETF | IWL | NYSE Arca

•  iShares Russell Top 200 Growth ETF | IWY | NYSE Arca

•  iShares Russell Top 200 Value ETF | IWX | NYSE Arca

•  iShares Russell 1000 ETF | IWB | NYSE Arca

•  iShares Russell 1000 Growth ETF | IWF | NYSE Arca

•  iShares Russell 1000 Value ETF | IWD | NYSE Arca

•  iShares Russell 2000 ETF | IWM | NYSE Arca

•  iShares Russell 2000 Growth ETF | IWO | NYSE Arca

•  iShares Russell 2000 Value ETF | IWN | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.18%	30.00%

U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68

International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73

Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2021	iShares® Russell Top 200 ETF

Investment Objective

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	9.53%	28.45%	17.99%	17.04%	28.45%	128.72%	382.20%
Fund Market	9.43	28.58	18.01	17.03	28.58	128.83	382.04
Index	9.61	28.63	18.17	17.23	28.63	130.42	390.14

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,095.30	$ 0.79		$ 1,000.00	$ 1,024.30	$ 0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	31.3%
Health Care	13.6
Communication Services	12.9
Consumer Discretionary	12.0
Financials	11.3
Industrials	6.3
Consumer Staples	6.2
Energy	2.2
Utilities	1.6
Real Estate	1.5
Materials	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	7.4%
Microsoft Corp.	7.1
Amazon.com Inc.	4.7
Facebook Inc., Class A	2.7
Alphabet Inc., Class A	2.7
Alphabet Inc., Class C	2.5
Tesla Inc.	2.1
Berkshire Hathaway Inc., Class B	1.7
NVIDIA Corp.	1.6
JPMorgan Chase & Co.	1.6

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® Russell Top 200 Growth ETF

Investment Objective

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	13.84%	26.52%	23.64%	20.11%	26.52%	188.89%	524.96%
Fund Market	13.80	26.60	23.64	20.11	26.60	188.98	524.81
Index	13.96	26.77	23.86	20.35	26.77	191.56	537.60

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,138.40	$ 1.07		$ 1,000.00	$ 1,024.10	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	46.8%
Consumer Discretionary	18.9
Communication Services	14.6
Health Care	7.2
Consumer Staples	4.3
Industrials	3.9
Financials	1.9
Real Estate	1.6
Other (each representing less than 1%)	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	12.9%
Microsoft Corp.	12.3
Amazon.com Inc.	8.3
Facebook Inc., Class A	4.7
Alphabet Inc., Class A	4.0
Alphabet Inc., Class C	3.7
Tesla Inc.	3.6
NVIDIA Corp.	2.9
Visa Inc., Class A	2.2
Home Depot Inc. (The)	2.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2021	iShares® Russell Top 200 Value ETF

Investment Objective

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.17%	30.99%	10.86%	13.07%	30.99%	67.41%	241.68%
Fund Market	4.02	31.05	10.86	13.08	31.05	67.46	241.75
Index	4.27	31.27	11.07	13.32	31.27	69.03	249.13

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,041.70	$ 1.02		$ 1,000.00	$ 1,024.10	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	23.9%
Health Care	22.2
Communication Services	10.6
Information Technology	10.4
Industrials	9.5
Consumer Staples	8.7
Energy	5.1
Utilities	3.7
Consumer Discretionary	2.9
Materials	1.7
Real Estate	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Berkshire Hathaway Inc., Class B	3.9%
JPMorgan Chase & Co.	3.8
Johnson & Johnson	3.3
UnitedHealth Group Inc.	2.7
Procter & Gamble Co. (The)	2.7
Bank of America Corp.	2.4
Walt Disney Co. (The)	2.3
Comcast Corp., Class A	2.0
Exxon Mobil Corp.	1.9
Pfizer Inc.	1.9

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® Russell 1000 ETF

Investment Objective

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	8.67%	30.77%	16.96%	16.61%	30.77%	118.84%	364.81%
Fund Market	8.60	30.80	16.96	16.60	30.80	118.83	364.56
Index	8.76	30.96	17.11	16.76	30.96	120.31	370.94

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,086.70	$ 0.78		$ 1,000.00	$ 1,024.30	$ 0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	28.0%
Health Care	13.1
Consumer Discretionary	12.3
Financials	11.6
Communication Services	10.6
Industrials	8.7
Consumer Staples	5.4
Real Estate	3.1
Energy	2.6
Utilities	2.4
Materials	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	5.4%
Microsoft Corp.	5.2
Amazon.com Inc.	3.5
Facebook Inc., Class A	2.0
Alphabet Inc., Class A	2.0
Alphabet Inc., Class C	1.8
Tesla Inc.	1.5
Berkshire Hathaway Inc., Class B	1.2
NVIDIA Corp.	1.2
JPMorgan Chase & Co.	1.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2021	iShares® Russell 1000 Growth ETF

Investment Objective

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	13.12%	27.09%	22.60%	19.45%	27.09%	177.00%	491.24%
Fund Market	13.07	27.09	22.59	19.44	27.09	176.88	490.70
Index	13.23	27.32	22.84	19.68	27.32	179.66	502.63

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,131.20	$ 0.96		$ 1,000.00	$ 1,024.20	$ 0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	44.4%
Consumer Discretionary	18.4
Communication Services	12.8
Health Care	9.2
Industrials	5.9
Consumer Staples	3.8
Financials	2.5
Real Estate	1.7
Materials	1.0
Other (each representing less than 1%)	0.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	10.4%
Microsoft Corp.	10.0
Amazon.com Inc.	6.7
Facebook Inc., Class A	3.8
Alphabet Inc., Class A	3.3
Alphabet Inc., Class C	3.0
Tesla Inc.	2.9
NVIDIA Corp.	2.3
Visa Inc., Class A	1.8
Home Depot Inc. (The)	1.6

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® Russell 1000 Value ETF

Investment Objective

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.30%	34.77%	10.76%	13.31%	34.77%	66.69%	248.78%
Fund Market	4.18	34.80	10.76	13.30	34.80	66.68	248.50
Index	4.39	35.01	10.94	13.51	35.01	68.03	255.22

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,043.00	$ 0.92		$ 1,000.00	$ 1,024.20	$ 0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	21.4%
Health Care	17.4
Industrials	11.6
Information Technology	10.2
Communication Services	8.3
Consumer Staples	7.2
Consumer Discretionary	5.6
Energy	5.1
Utilities	4.9
Real Estate	4.7
Materials	3.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Berkshire Hathaway Inc., Class B	2.6%
JPMorgan Chase & Co.	2.5
Johnson & Johnson	2.2
UnitedHealth Group Inc.	1.7
Procter & Gamble Co. (The)	1.7
Bank of America Corp.	1.6
Walt Disney Co. (The)	1.5
Comcast Corp., Class A	1.3
Exxon Mobil Corp.	1.3
Pfizer Inc.	1.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2021	iShares® Russell 2000 ETF

Investment Objective

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(0.34)%	47.47%	13.39%	14.62%	47.47%	87.45%	291.52%
Fund Market	(0.54)	47.43	13.42	14.63	47.43	87.68	291.80
Index	(0.25)	47.68	13.45	14.63	47.68	87.94	291.75

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 996.60	$ 0.95		$ 1,000.00	$ 1,024.10	$ 0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Health Care	20.2%
Financials	15.4
Industrials	14.5
Information Technology	14.1
Consumer Discretionary	11.5
Real Estate	6.9
Energy	4.5
Materials	3.8
Communication Services	3.5
Consumer Staples	3.2
Utilities	2.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

AMC Entertainment Holdings Inc., Class A	0.7%
Intellia Therapeutics Inc.	0.3
Crocs Inc.	0.3
Lattice Semiconductor Corp.	0.3
Ovintiv Inc.	0.3
Tetra Tech Inc.	0.3
Zurn Water Solutions Corp.	0.3
Biohaven Pharmaceutical Holding Co. Ltd.	0.3
Asana Inc., Class A	0.3
Scientific Games Corp./DE, Class A	0.3

(a)	Excludes money market funds.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® Russell 2000 Growth ETF

Investment Objective

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.02)%	33.11%	15.31%	15.80%	33.11%	103.86%	333.75%
Fund Market	(2.24)	32.97	15.32	15.80	32.97	103.96	333.75
Index	(1.96)	33.27	15.34	15.74	33.27	104.10	331.38

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 979.80	$ 1.14		$ 1,000.00	$ 1,023.90	$ 1.17		0.23%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Health Care	28.9%
Information Technology	22.6
Consumer Discretionary	14.8
Industrials	14.1
Financials	5.1
Consumer Staples	3.7
Materials	2.9
Real Estate	2.8
Communication Services	2.7
Energy	2.1
Utilities	0.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Intellia Therapeutics Inc.	0.6%
Crocs Inc.	0.6
Lattice Semiconductor Corp.	0.6
Tetra Tech Inc.	0.5
Scientific Games Corp./DE, Class A	0.5
Asana Inc., Class A	0.5
Shockwave Medical Inc.	0.5
WillScot Mobile Mini Holdings Corp.	0.5
EastGroup Properties Inc.	0.5
Varonis Systems Inc.	0.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2021	iShares® Russell 2000 Value ETF

Investment Objective

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.33%	63.54%	10.88%	13.08%	63.54%	67.63%	241.76%
Fund Market	1.19	63.69	10.91	13.09	63.69	67.84	242.17
Index	1.44	63.92	11.03	13.22	63.92	68.73	246.07

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,013.30	$ 1.16		$ 1,000.00	$ 1,023.90	$ 1.17		0.23%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	26.2%
Industrials	14.8
Health Care	11.2
Real Estate	11.1
Consumer Discretionary	8.0
Energy	7.0
Information Technology	5.4
Materials	4.6
Utilities	4.6
Communication Services	4.3
Consumer Staples	2.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

AMC Entertainment Holdings Inc., Class A	1.4%
Ovintiv Inc.	0.6
Macy’s Inc.	0.5
STAG Industrial Inc.	0.5
Tenet Healthcare Corp.	0.4
Chesapeake Energy Corp.	0.4
Avis Budget Group Inc.	0.4
EMCOR Group Inc.	0.4
Range Resources Corp.	0.4
Valley National Bancorp.	0.4

(a)	Excludes money market funds.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	13

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co. (The)(a)	15,914	$3,500,125
General Dynamics Corp.	7,388	1,448,270
L3Harris Technologies Inc.	5,974	1,315,714
Lockheed Martin Corp.	7,357	2,538,901
Northrop Grumman Corp.	4,484	1,614,912
Raytheon Technologies Corp.	45,020	3,869,919

		14,287,841

Air Freight & Logistics — 0.6%
FedEx Corp.	7,287	1,597,966
United Parcel Service Inc., Class B	21,503	3,915,697

		5,513,663

Automobiles — 2.5%
Ford Motor Co.(a)	116,312	1,646,978
General Motors Co.(a)	40,871	2,154,310
Tesla Inc.(a)	23,689	18,370,346

		22,171,634

Banks — 4.6%
Bank of America Corp.	220,023	9,339,976
Citigroup Inc.	60,146	4,221,046
JPMorgan Chase & Co.	88,213	14,439,586
PNC Financial Services Group Inc. (The)	12,607	2,466,434
Truist Financial Corp.	39,900	2,340,135
U.S. Bancorp	39,875	2,370,170
Wells Fargo & Co.	122,907	5,704,114

		40,881,461

Beverages — 1.7%
Coca-Cola Co. (The)	115,358	6,052,834
Constellation Brands Inc., Class A	4,723	995,089
Keurig Dr Pepper Inc.	20,737	708,376
Monster Beverage Corp.(a)	10,952	972,866
PepsiCo Inc.	41,051	6,174,481

		14,903,646

Biotechnology — 2.2%
AbbVie Inc.	52,493	5,662,420
Amgen Inc.	16,852	3,583,578
Biogen Inc.(a)	4,398	1,244,590
Gilead Sciences Inc.	37,298	2,605,265
Moderna Inc.(a)	10,051	3,868,228
Regeneron Pharmaceuticals Inc.(a)	2,981	1,804,041
Vertex Pharmaceuticals Inc.(a)	7,705	1,397,610

		20,165,732

Building Products — 0.2%
Johnson Controls International PLC	21,276	1,448,470

Capital Markets — 3.0%
Bank of New York Mellon Corp. (The)	23,432	1,214,715
BlackRock Inc.(b)	4,255	3,568,498
Blackstone Inc., NVS	20,227	2,353,209
Charles Schwab Corp. (The)	44,569	3,246,406
CME Group Inc.	10,660	2,061,431
Goldman Sachs Group Inc. (The)	9,803	3,705,828
Intercontinental Exchange Inc.	16,530	1,897,975
Moody’s Corp.	4,820	1,711,630
Morgan Stanley	40,408	3,932,102
S&P Global Inc.	7,159	3,041,788

		26,733,582

Security	Shares	Value

Chemicals — 0.8%
Air Products & Chemicals Inc.	6,569	$1,682,387
Dow Inc.	22,162	1,275,645
DuPont de Nemours Inc.	15,577	1,059,080
Ecolab Inc.	7,427	1,549,421
Sherwin-Williams Co. (The)	7,246	2,026,923

		7,593,456

Commercial Services & Supplies — 0.2%
Waste Management Inc.	12,537	1,872,526

Communications Equipment — 0.8%
Cisco Systems Inc.	125,561	6,834,285

Consumer Finance — 0.6%
American Express Co.	19,110	3,201,498
Capital One Financial Corp.	13,198	2,137,680

		5,339,178

Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B(a)	55,162	15,055,916

Diversified Telecommunication Services — 1.4%
AT&T Inc.	212,235	5,732,468
Verizon Communications Inc.	123,124	6,649,927

		12,382,395

Electric Utilities — 1.3%
American Electric Power Co. Inc.	14,883	1,208,202
Duke Energy Corp.	22,858	2,230,712
Exelon Corp.	29,009	1,402,295
NextEra Energy Inc.	58,264	4,574,889
Southern Co. (The)	31,445	1,948,647

		11,364,745

Electrical Equipment — 0.4%
Eaton Corp. PLC	11,835	1,767,084
Emerson Electric Co.	17,733	1,670,448

		3,437,532

Energy Equipment & Services — 0.1%
Schlumberger NV	41,581	1,232,461

Entertainment — 2.2%
Activision Blizzard Inc.	22,956	1,776,565
Electronic Arts Inc.	8,356	1,188,641
Netflix Inc.(a)	12,832	7,831,883
Walt Disney Co. (The)(a)	53,947	9,126,214

		19,923,303

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	13,409	3,558,883
Crown Castle International Corp.	12,804	2,219,189
Digital Realty Trust Inc.	8,326	1,202,691
Equinix Inc.	2,655	2,097,795
Prologis Inc.	21,914	2,748,673
Public Storage	4,477	1,330,117

		13,157,348

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	13,135	5,902,212
Sysco Corp.	14,485	1,137,073
Walgreens Boots Alliance Inc.	21,311	1,002,683
Walmart Inc.	42,622	5,940,654

		13,982,622

Food Products — 0.5%
General Mills Inc.	18,037	1,078,973

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kraft Heinz Co. (The)	19,501	$718,027
Mondelez International Inc., Class A	41,428	2,410,281

		4,207,281

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	51,607	6,096,335
Align Technology Inc.(a)	2,344	1,559,768
Baxter International Inc.	14,939	1,201,544
Becton Dickinson and Co.	8,505	2,090,699
Boston Scientific Corp.(a)	42,175	1,829,973
Danaher Corp.	18,838	5,735,041
Edwards Lifesciences Corp.(a)	18,363	2,078,875
Intuitive Surgical Inc.(a)	3,509	3,488,472
Medtronic PLC	39,891	5,000,337
Stryker Corp.	10,361	2,732,403

		31,813,447

Health Care Providers & Services — 2.6%
Anthem Inc.	7,281	2,714,357
Centene Corp.(a)(c)	17,151	1,068,679
Cigna Corp.	9,867	1,974,979
CVS Health Corp.	39,135	3,320,996
HCA Healthcare Inc.	7,440	1,805,837
Humana Inc.	3,833	1,491,612
UnitedHealth Group Inc.	27,952	10,921,964

		23,298,424

Hotels, Restaurants & Leisure — 1.5%
Booking Holdings Inc.(a)	1,219	2,893,748
Las Vegas Sands Corp.(a)	9,829	359,741
Marriott International Inc./MD, Class A(a)	8,115	1,201,750
McDonald’s Corp.	22,190	5,350,231
Starbucks Corp.	35,010	3,861,953

		13,667,423

Household Products — 1.5%
Colgate-Palmolive Co.	24,817	1,875,669
Kimberly-Clark Corp.	10,015	1,326,387
Procter & Gamble Co. (The)	72,342	10,113,411

		13,315,467

Industrial Conglomerates — 1.4%
3M Co.	17,196	3,016,522
General Electric Co.	32,369	3,334,978
Honeywell International Inc.	20,646	4,382,733
Roper Technologies Inc.	3,112	1,388,357

		12,122,590

Insurance — 1.4%
Allstate Corp. (The)	8,733	1,111,798
American International Group Inc.	25,512	1,400,354
Aon PLC, Class A	6,653	1,901,228
Chubb Ltd.	13,014	2,257,669
Marsh & McLennan Companies Inc.	15,092	2,285,381
MetLife Inc.	21,616	1,334,356
Progressive Corp. (The)	17,363	1,569,441
Travelers Companies Inc. (The)	7,465	1,134,755

		12,994,982

Interactive Media & Services — 7.8%
Alphabet Inc., Class A(a)	8,937	23,893,248
Alphabet Inc., Class C, NVS(a)	8,338	22,223,355
Facebook Inc., Class A(a)	71,111	24,134,362

		70,250,965

Security	Shares	Value

Internet & Direct Marketing Retail — 4.9%
Amazon.com Inc.(a)	12,896	$42,363,876
eBay Inc.	19,370	1,349,508

		43,713,384

IT Services — 6.1%
Accenture PLC, Class A	18,895	6,044,888
Automatic Data Processing Inc.	12,642	2,527,389
Cognizant Technology Solutions Corp., Class A	15,653	1,161,609
Fidelity National Information Services Inc.	18,418	2,241,102
Fiserv Inc.(a)	17,717	1,922,295
Global Payments Inc.	8,717	1,373,625
International Business Machines Corp.	26,568	3,691,092
Mastercard Inc., Class A	25,998	9,038,985
PayPal Holdings Inc.(a)	34,913	9,084,712
Snowflake Inc., Class A(a)	5,818	1,759,538
Square Inc., Class A(a)	11,798	2,829,632
Twilio Inc., Class A(a)	4,949	1,578,978
Visa Inc., Class A	50,294	11,202,988

		54,456,833

Life Sciences Tools & Services — 0.9%
Illumina Inc.(a)	4,335	1,758,319
Thermo Fisher Scientific Inc.	11,673	6,669,135

		8,427,454

Machinery — 0.9%
Caterpillar Inc.	16,289	3,127,000
Deere & Co.	8,384	2,809,227
Illinois Tool Works Inc.	9,348	1,931,577

		7,867,804

Media — 1.2%
Charter Communications Inc., Class A(a)	3,818	2,777,824
Comcast Corp., Class A	135,506	7,578,851

		10,356,675

Metals & Mining — 0.3%
Freeport-McMoRan Inc.	43,484	1,414,534
Newmont Corp.	23,827	1,293,806
Southern Copper Corp.	2,504	140,575

		2,848,915

Multi-Utilities — 0.3%
Dominion Energy Inc.	23,943	1,748,318
Sempra Energy	9,523	1,204,659

		2,952,977

Multiline Retail — 0.5%
Dollar General Corp.	7,033	1,491,981
Target Corp.	14,781	3,381,449

		4,873,430

Oil, Gas & Consumable Fuels — 2.0%
Chevron Corp.	57,481	5,831,448
ConocoPhillips	40,107	2,718,051
EOG Resources Inc.	17,331	1,391,159
Exxon Mobil Corp.	125,827	7,401,144
Kinder Morgan Inc.	57,834	967,563

		18,309,365

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	6,805	2,041,024

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	66,371	3,927,172
Eli Lilly & Co.	25,185	5,818,994
Johnson & Johnson	78,286	12,643,189

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Merck & Co. Inc.	75,272	$5,653,680
Pfizer Inc.	165,869	7,134,026
Zoetis Inc.	14,118	2,740,869

		37,917,930

Road & Rail — 1.1%
CSX Corp.	67,272	2,000,669
Norfolk Southern Corp.	7,272	1,739,826
Uber Technologies Inc.(a)	47,967	2,148,922
Union Pacific Corp.	19,343	3,791,421

		9,680,838

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices Inc.(a)	35,958	3,700,078
Analog Devices Inc.	15,941	2,669,799
Applied Materials Inc.	27,199	3,501,327
Broadcom Inc.	11,861	5,751,755
Intel Corp.	120,095	6,398,662
KLA Corp.	4,559	1,525,031
Lam Research Corp.	4,222	2,402,951
Micron Technology Inc.	33,317	2,364,841
NVIDIA Corp.	71,084	14,725,761
NXP Semiconductors NV	7,817	1,531,116
QUALCOMM Inc.	33,516	4,322,894
Texas Instruments Inc.	27,443	5,274,819

		54,169,034

Software — 10.9%
Adobe Inc.(a)	14,186	8,167,164
Atlassian Corp. PLC, Class A(a)	4,019	1,573,117
Autodesk Inc.(a)	6,541	1,865,297
Intuit Inc.	7,583	4,091,104
Microsoft Corp.	223,925	63,128,936
Oracle Corp.	50,036	4,359,637
salesforce.com Inc.(a)	27,458	7,447,159
ServiceNow Inc.(a)	5,856	3,644,013
VMware Inc., Class A(a)(c)	2,406	357,772
Workday Inc., Class A(a)	5,598	1,398,884
Zoom Video Communications Inc., Class A(a)	6,353	1,661,310

		97,694,393

Specialty Retail — 2.0%
Home Depot Inc. (The)	31,596	10,371,703
Lowe’s Companies Inc.	21,003	4,260,669
Ross Stores Inc.	10,404	1,132,475

Security	Shares	Value

Specialty Retail (continued)
TJX Companies Inc. (The)	35,827	$2,363,865

		18,128,712

Technology Hardware, Storage & Peripherals — 7.5%
Apple Inc.	466,495	66,009,043
Dell Technologies Inc., Class C(a)	8,010	833,360

		66,842,403

Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	36,811	5,346,062

Tobacco — 0.8%
Altria Group Inc.	55,011	2,504,101
Philip Morris International Inc.	46,265	4,385,459

		6,889,560

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	17,511	2,237,205

Total Common Stocks — 99.8% (Cost: $693,777,002)		894,706,373

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(b)(d)(e)	685,775	686,118
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	1,195,000	1,195,000

		1,881,118

Total Short-Term Investments — 0.2% (Cost: $1,881,118)		1,881,118

Total Investments in Securities — 100.0% (Cost: $695,658,120)		896,587,491

Other Assets, Less Liabilities — (0.0)%		(251,484)

Net Assets — 100.0%		$896,336,007

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Top 200 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$379,310	$308,557	(a)	$—	$(1,749)	$—	$686,118	685,775	$2,811	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,115,000	80,000	(a)	—	—	—	1,195,000	1,195,000	60		—
BlackRock Inc.	3,510,438	430,128		(758,583)	283,167	103,348	3,568,498	4,255	38,388		—

					$281,418	$103,348	$5,449,616		$41,259		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	7	12/17/21	$1,504	$(54,740)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$54,740

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$238,434

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(68,409)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,536,081

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Top 200 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$894,706,373	$—	$—	$894,706,373
Money Market Funds	1,881,118	—	—	1,881,118

	$896,587,491	$—	$—	$896,587,491

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(54,740)	$—	$—	$(54,740)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Lockheed Martin Corp.	50,903	$17,566,625
Northrop Grumman Corp.	3,099	1,116,105

		18,682,730

Air Freight & Logistics — 0.9%
FedEx Corp.	25,145	5,514,047
United Parcel Service Inc., Class B	170,557	31,058,430

		36,572,477

Automobiles — 3.6%
Tesla Inc.(a)	187,811	145,643,674

Beverages — 2.0%
Coca-Cola Co. (The)	646,150	33,903,490
Monster Beverage Corp.(a)	81,224	7,215,128
PepsiCo Inc.	269,870	40,591,147

		81,709,765

Biotechnology — 2.6%
AbbVie Inc.	415,949	44,868,419
Amgen Inc.	110,288	23,452,743
Moderna Inc.(a)	79,735	30,686,812
Regeneron Pharmaceuticals Inc.(a)	2,533	1,532,921
Vertex Pharmaceuticals Inc.(a)	24,439	4,432,990

		104,973,885

Capital Markets — 1.2%
Blackstone Inc., NVS	160,184	18,635,807
Goldman Sachs Group Inc. (The)	4,280	1,617,968
Moody’s Corp.	36,260	12,876,289
S&P Global Inc.	40,073	17,026,617

		50,156,681

Chemicals — 0.7%
Dow Inc.	12,693	730,609
Ecolab Inc.	51,488	10,741,427
Sherwin-Williams Co. (The)	57,325	16,035,522

		27,507,558

Commercial Services & Supplies — 0.0%
Waste Management Inc.	15,830	2,364,369

Consumer Finance — 0.4%
American Express Co.	96,707	16,201,324

Entertainment — 1.6%
Netflix Inc.(a)	101,737	62,094,161
Walt Disney Co. (The)(a)	21,841	3,694,842

		65,789,003

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	106,353	28,227,150
Crown Castle International Corp.	101,336	17,563,555
Equinix Inc.	14,919	11,787,949
Public Storage	27,147	8,065,374

		65,644,028

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	97,302	43,722,654
Sysco Corp.	114,868	9,017,138

		52,739,792

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	204,527	24,160,774
Align Technology Inc.(a)	18,560	12,350,381
Danaher Corp.	7,783	2,369,457

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(a)	145,252	$16,443,979
Intuitive Surgical Inc.(a)	27,816	27,653,276
Stryker Corp.	35,110	9,259,209

		92,237,076

Health Care Providers & Services — 0.5%
HCA Healthcare Inc.	59,425	14,423,636
UnitedHealth Group Inc.	15,315	5,984,183

		20,407,819

Hotels, Restaurants & Leisure — 1.8%
Booking Holdings Inc.(a)	9,646	22,898,350
Las Vegas Sands Corp.(a)	77,923	2,851,982
Marriott International Inc./MD, Class A(a)	64,101	9,492,717
McDonald’s Corp.	31,357	7,560,486
Starbucks Corp.	277,662	30,628,895

		73,432,430

Household Products — 0.3%
Colgate-Palmolive Co.	104,337	7,885,790
Kimberly-Clark Corp.	39,975	5,294,289

		13,180,079

Industrial Conglomerates — 0.3%
3M Co.	19,910	3,492,612
Honeywell International Inc.	35,393	7,513,226

		11,005,838

Insurance — 0.3%
Aon PLC, Class A	31,067	8,878,016
Marsh & McLennan Companies Inc.	14,127	2,139,252

		11,017,268

Interactive Media & Services — 12.4%
Alphabet Inc., Class A(a)	61,006	163,100,761
Alphabet Inc., Class C, NVS(a)	56,915	151,696,119
Facebook Inc., Class A(a)	563,779	191,340,955

		506,137,835

Internet & Direct Marketing Retail — 8.5%
Amazon.com Inc.(a)	102,245	335,878,915
eBay Inc.	153,257	10,677,415

		346,556,330

IT Services — 8.1%
Accenture PLC, Class A	120,557	38,568,595
Automatic Data Processing Inc.	92,021	18,396,838
Fiserv Inc.(a)	9,591	1,040,624
Mastercard Inc., Class A	206,118	71,663,106
PayPal Holdings Inc.(a)	276,801	72,026,388
Snowflake Inc., Class A(a)	43,413	13,129,394
Square Inc., Class A(a)(b)	93,394	22,399,617
Twilio Inc., Class A(a)	11,030	3,519,122
Visa Inc., Class A	398,743	88,820,003

		329,563,687

Life Sciences Tools & Services — 0.5%
Illumina Inc.(a)	34,273	13,901,472
Thermo Fisher Scientific Inc.	8,346	4,768,320

		18,669,792

Machinery — 1.4%
Caterpillar Inc.	111,186	21,344,376
Deere & Co.	66,365	22,236,921
Illinois Tool Works Inc.	66,659	13,773,749

		57,355,046

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.5%
Charter Communications Inc., Class A(a)(b)	28,619	$20,822,040

Metals & Mining — 0.1%
Freeport-McMoRan Inc.	101,055	3,287,319
Southern Copper Corp.	18,088	1,015,461

		4,302,780

Multiline Retail — 0.4%
Dollar General Corp.	23,743	5,036,840
Target Corp.	52,515	12,013,857

		17,050,697

Oil, Gas & Consumable Fuels — 0.0%
EOG Resources Inc.	16,368	1,313,859

Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	53,800	16,136,234

Pharmaceuticals — 1.4%
Eli Lilly & Co.	157,908	36,484,644
Zoetis Inc.	105,924	20,564,085

		57,048,729

Road & Rail — 0.8%
Uber Technologies Inc.(a)	324,430	14,534,464
Union Pacific Corp.	97,234	19,058,836

		33,593,300

Semiconductors & Semiconductor Equipment — 8.0%
Advanced Micro Devices Inc.(a)	285,156	29,342,552
Analog Devices Inc.	50,409	8,442,499
Applied Materials Inc.	215,692	27,766,031
Broadcom Inc.	93,980	45,573,722
KLA Corp.	36,136	12,087,853
Lam Research Corp.	33,513	19,073,924
Micron Technology Inc.	36,458	2,587,789
NVIDIA Corp.	563,568	116,748,747
NXP Semiconductors NV	19,186	3,757,962
QUALCOMM Inc.	265,951	34,302,360
Texas Instruments Inc.	134,871	25,923,555

		325,606,994

Software — 17.7%
Adobe Inc.(a)	112,468	64,750,077
Atlassian Corp. PLC, Class A(a)	32,128	12,575,542
Autodesk Inc.(a)	51,712	14,746,711
Intuit Inc.	60,153	32,453,145
Microsoft Corp.	1,775,319	500,497,933
Oracle Corp.	369,664	32,208,824
salesforce.com Inc.(a)	41,910	11,366,830
ServiceNow Inc.(a)	46,431	28,892,618

Security	Shares	Value

Software (continued)
VMware Inc., Class A(a)	7,023	$1,044,320
Workday Inc., Class A(a)	44,282	11,065,629
Zoom Video Communications Inc., Class A(a)(b)	50,111	13,104,027

		722,705,656

Specialty Retail — 3.5%
Home Depot Inc. (The)	250,498	82,228,474
Lowe’s Companies Inc.	166,483	33,772,741
Ross Stores Inc.	82,545	8,985,023
TJX Companies Inc. (The)	283,716	18,719,582

		143,705,820

Technology Hardware, Storage & Peripherals — 12.9%
Apple Inc.	3,698,456	523,331,524
Dell Technologies Inc., Class C(a)	30,632	3,186,953

		526,518,477

Textiles, Apparel & Luxury Goods — 1.0%
Nike Inc., Class B	291,702	42,363,881

Tobacco — 0.3%
Altria Group Inc.	242,691	11,047,294

Total Common Stocks — 99.8% (Cost: $2,664,206,794)		4,069,764,247

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	46,365,705	46,388,888
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	5,236,000	5,236,000

		51,624,888

Total Short-Term Investments — 1.3% (Cost: $51,624,888)		51,624,888

Total Investments in Securities — 101.1% (Cost: $2,715,831,682)		4,121,389,135

Other Assets, Less Liabilities — (1.1)%		(45,686,758)

Net Assets — 100.0%		$4,075,702,377

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$10,766,773	$35,619,800	(a)	$—	$2,315	$—	$46,388,888	46,365,705	$16,227	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,416,000	820,000	(a)	—	—	—	5,236,000	5,236,000	205		—

					$2,315	$—	$51,624,888		$16,432		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	25	12/17/21	$5,372	$(223,366)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$223,366

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$689,487

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(271,240)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,093,129

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Top 200 Growth ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,069,764,247	$—	$—	$4,069,764,247
Money Market Funds	51,624,888	—	—	51,624,888

	$4,121,389,135	$—	$—	$4,121,389,135

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(223,366)	$—	$—	$(223,366)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Boeing Co. (The)(a)	49,182	$10,817,089
General Dynamics Corp.	22,824	4,474,189
L3Harris Technologies Inc.	18,367	4,045,148
Lockheed Martin Corp.	2,850	983,535
Northrop Grumman Corp.	12,639	4,551,936
Raytheon Technologies Corp.	139,165	11,962,623

		36,834,520

Air Freight & Logistics — 0.2%
FedEx Corp.	12,714	2,788,053

Automobiles — 1.0%
Ford Motor Co.(a)	358,826	5,080,976
General Motors Co.(a)	126,246	6,654,427

		11,735,403

Banks — 10.7%
Bank of America Corp.	680,127	28,871,391
Citigroup Inc.	186,121	13,061,972
JPMorgan Chase & Co.	272,681	44,635,153
PNC Financial Services Group Inc. (The)	38,962	7,622,526
Truist Financial Corp.	123,338	7,233,774
U.S. Bancorp	123,261	7,326,634
Wells Fargo & Co.	379,926	17,632,365

		126,383,815

Beverages — 1.2%
Coca-Cola Co. (The)	104,838	5,500,850
Constellation Brands Inc., Class A	14,630	3,082,395
Keurig Dr Pepper Inc.	64,441	2,201,305
Monster Beverage Corp.(a)	2,442	216,923
PepsiCo Inc.	21,572	3,244,644

		14,246,117

Biotechnology — 1.8%
Amgen Inc.	9,278	1,972,967
Biogen Inc.(a)	13,663	3,866,492
Gilead Sciences Inc.	115,294	8,053,286
Regeneron Pharmaceuticals Inc.(a)	8,219	4,973,975
Vertex Pharmaceuticals Inc.(a)	14,316	2,596,779

		21,463,499

Building Products — 0.4%
Johnson Controls International PLC	65,689	4,472,107

Capital Markets — 5.3%
Bank of New York Mellon Corp. (The)	72,449	3,755,756
BlackRock Inc.(b)	13,128	11,009,929
Charles Schwab Corp. (The)	138,131	10,061,462
CME Group Inc.	32,918	6,365,683
Goldman Sachs Group Inc. (The)	28,641	10,827,157
Intercontinental Exchange Inc.	51,058	5,862,480
Moody’s Corp.	768	272,724
Morgan Stanley	125,037	12,167,350
S&P Global Inc.	6,474	2,750,738

		63,073,279

Chemicals — 1.1%
Air Products & Chemicals Inc.	20,358	5,213,887
Dow Inc.	63,666	3,664,615
DuPont de Nemours Inc.	47,949	3,260,052
Ecolab Inc.	2,809	586,014

		12,724,568

Security	Shares	Value

Commercial Services & Supplies — 0.4%
Waste Management Inc.	32,570	$4,864,655

Communications Equipment — 1.8%
Cisco Systems Inc.	388,130	21,125,916

Consumer Finance — 0.9%
American Express Co.	21,505	3,602,733
Capital One Financial Corp.	40,667	6,586,834

		10,189,567

Diversified Financial Services — 3.9%
Berkshire Hathaway Inc., Class B(a)	170,516	46,540,637

Diversified Telecommunication Services — 3.2%
AT&T Inc.	656,052	17,719,964
Verizon Communications Inc.	380,596	20,555,990

		38,275,954

Electric Utilities — 3.0%
American Electric Power Co. Inc.	45,944	3,729,734
Duke Energy Corp.	70,659	6,895,612
Exelon Corp.	89,610	4,331,747
NextEra Energy Inc.	180,103	14,141,688
Southern Co. (The)	97,136	6,019,518

		35,118,299

Electrical Equipment — 0.9%
Eaton Corp. PLC	36,555	5,458,027
Emerson Electric Co.	54,935	5,174,877

		10,632,904

Energy Equipment & Services — 0.3%
Schlumberger NV	128,343	3,804,087

Entertainment — 3.1%
Activision Blizzard Inc.	70,908	5,487,570
Electronic Arts Inc.	26,136	3,717,846
Walt Disney Co. (The)(a)	158,256	26,772,168

		35,977,584

Equity Real Estate Investment Trusts (REITs) — 1.3%
Digital Realty Trust Inc.	25,755	3,720,310
Equinix Inc.	2,398	1,894,732
Prologis Inc.	67,690	8,490,357
Public Storage	3,246	964,386

		15,069,785

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	2,619	1,176,848
Walgreens Boots Alliance Inc.	65,969	3,103,841
Walmart Inc.	131,751	18,363,454

		22,644,143

Food Products — 1.1%
General Mills Inc.	56,092	3,355,423
Kraft Heinz Co. (The)	60,590	2,230,924
Mondelez International Inc., Class A	128,060	7,450,531

		13,036,878

Health Care Equipment & Supplies — 5.3%
Abbott Laboratories	79,764	9,422,521
Baxter International Inc.	46,149	3,711,764
Becton Dickinson and Co.	26,208	6,442,451
Boston Scientific Corp.(a)	130,258	5,651,895
Danaher Corp.	55,204	16,806,306
Medtronic PLC	123,310	15,456,908

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	18,327	$4,833,196

		62,325,041

Health Care Providers & Services — 5.4%
Anthem Inc.	22,493	8,385,390
Centene Corp.(a)	53,102	3,308,786
Cigna Corp.	30,668	6,138,507
CVS Health Corp.	120,883	10,258,131
Humana Inc.	11,825	4,601,699
UnitedHealth Group Inc.	80,441	31,431,516

		64,124,029

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	56,383	13,594,505

Household Products — 3.1%
Colgate-Palmolive Co.	36,105	2,728,816
Kimberly-Clark Corp.	15,463	2,047,920
Procter & Gamble Co. (The)	223,620	31,262,076

		36,038,812

Industrial Conglomerates — 2.8%
3M Co.	45,365	7,957,928
General Electric Co.	100,294	10,333,291
Honeywell International Inc.	50,034	10,621,217
Roper Technologies Inc.	9,622	4,292,663

		33,205,099

Insurance — 3.0%
Allstate Corp. (The)	27,017	3,439,534
American International Group Inc.	78,759	4,323,081
Aon PLC, Class A	8,481	2,423,615
Chubb Ltd.	40,104	6,957,242
Marsh & McLennan Companies Inc.	41,146	6,230,739
MetLife Inc.	66,500	4,105,045
Progressive Corp. (The)	53,569	4,842,102
Travelers Companies Inc. (The)	23,061	3,505,503

		35,826,861

Interactive Media & Services — 1.7%
Alphabet Inc., Class A(a)	3,840	10,266,317
Alphabet Inc., Class C, NVS(a)	3,583	9,549,806

		19,816,123

IT Services — 3.4%
Accenture PLC, Class A	11,448	3,662,444
Automatic Data Processing Inc.	3,110	621,751
Cognizant Technology Solutions Corp., Class A	48,351	3,588,128
Fidelity National Information Services Inc.	56,894	6,922,862
Fiserv Inc.(a)	51,325	5,568,762
Global Payments Inc.	26,886	4,236,696
International Business Machines Corp.	82,073	11,402,402
Snowflake Inc., Class A(a)	1,065	322,088
Twilio Inc., Class A(a)	10,971	3,500,298

		39,825,431

Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific Inc.	32,837	18,760,763

Machinery — 0.2%
Caterpillar Inc.	7,015	1,346,669
Illinois Tool Works Inc.	2,955	610,592

		1,957,261

Media — 2.0%
Charter Communications Inc., Class A(a)	607	441,629

Security	Shares	Value

Media (continued)
Comcast Corp., Class A	418,872	$23,427,511

		23,869,140

Metals & Mining — 0.6%
Freeport-McMoRan Inc.	94,962	3,089,114
Newmont Corp.	73,524	3,992,353
Southern Copper Corp.	677	38,007

		7,119,474

Multi-Utilities — 0.8%
Dominion Energy Inc.	73,966	5,400,997
Sempra Energy	29,307	3,707,336

		9,108,333

Multiline Retail — 0.7%
Dollar General Corp.	12,465	2,644,325
Target Corp.	25,204	5,765,919

		8,410,244

Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	177,682	18,025,839
ConocoPhillips	123,977	8,401,921
EOG Resources Inc.	47,167	3,786,095
Exxon Mobil Corp.	388,951	22,878,098
Kinder Morgan Inc.	178,937	2,993,616

		56,085,569

Pharmaceuticals — 8.0%
Bristol-Myers Squibb Co.	205,164	12,139,554
Eli Lilly & Co.	16,347	3,776,974
Johnson & Johnson	241,993	39,081,870
Merck & Co. Inc.	232,679	17,476,520
Pfizer Inc.	512,728	22,052,431
Zoetis Inc.	2,251	437,009

		94,964,358

Road & Rail — 1.4%
CSX Corp.	207,948	6,184,374
Norfolk Southern Corp.	22,630	5,414,227
Uber Technologies Inc.(a)	21,210	950,208
Union Pacific Corp.	22,025	4,317,120

		16,865,929

Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices Inc.	29,634	4,963,102
Intel Corp.	371,235	19,779,401
Micron Technology Inc.	88,695	6,295,571
NXP Semiconductors NV	16,827	3,295,904
Texas Instruments Inc.	32,236	6,196,082

		40,530,060

Software — 1.7%
Oracle Corp.	10,528	917,305
salesforce.com Inc.(a)	68,577	18,599,454
VMware Inc., Class A(a)	4,613	685,953

		20,202,712

Technology Hardware, Storage & Peripherals — 0.1%
Dell Technologies Inc., Class C(a)	12,840	1,335,874

Tobacco — 1.4%
Altria Group Inc.	75,502	3,436,851
Philip Morris International Inc.	143,013	13,556,202

		16,993,053

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.6%
T-Mobile U.S. Inc.(a)(c)	54,100	$6,911,816

Total Common Stocks — 99.8% (Cost: $990,720,159)		1,178,872,257

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(b)(d)(e)	5,475,688	5,478,426
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	1,610,000	1,610,000

		7,088,426

Total Short-Term Investments — 0.6% (Cost: $7,088,426)		7,088,426

Total Investments in Securities — 100.4% (Cost: $997,808,585)		1,185,960,683

Other Assets, Less Liabilities — (0.4)%		(4,587,198)

Net Assets — 100.0%		$1,181,373,485

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$144,852	$5,333,574	(a)	$—		$—	$—	$5,478,426	5,475,688	$195	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,620,000	—		(10,000	)(a)	—	—	1,610,000	1,610,000	64		—
BlackRock Inc.	10,425,759	2,333,556		(2,917,496)		786,391	381,719	11,009,929	13,128	107,566		—

						$786,391	$381,719	$18,098,355		$107,825		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	10	12/17/21	$2,149	$(76,628)

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Top 200 Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$76,628

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$392,746

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(93,787)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,954,692

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,178,872,257	$—	$—	$1,178,872,257
Money Market Funds	7,088,426	—	—	7,088,426

	$1,185,960,683	$—	$—	$1,185,960,683

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(76,628)	$—	$—	$(76,628)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise Inc.(a)	45,612	$7,983,012
Boeing Co. (The)(a)	385,529	84,793,248
BWX Technologies Inc.	67,314	3,625,532
Curtiss-Wright Corp.	29,488	3,720,796
General Dynamics Corp.	179,621	35,211,105
HEICO Corp.(b)	31,647	4,173,290
HEICO Corp., Class A	55,364	6,556,758
Hexcel Corp.(a)	62,983	3,740,560
Howmet Aerospace Inc.	275,749	8,603,369
Huntington Ingalls Industries Inc.	28,458	5,494,101
L3Harris Technologies Inc.	144,622	31,851,549
Lockheed Martin Corp.	178,266	61,519,597
Mercury Systems Inc.(a)	39,917	1,892,864
Northrop Grumman Corp.	108,684	39,142,543
Raytheon Technologies Corp.	1,090,886	93,772,560
Spirit AeroSystems Holdings Inc., Class A(b)	80,624	3,562,775
Textron Inc.	164,181	11,461,476
TransDigm Group Inc.(a)	37,142	23,197,779
Virgin Galactic Holdings Inc.(a)(b)	128,977	3,263,118

		433,566,032

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	97,295	8,464,665
Expeditors International of Washington Inc.	123,218	14,678,961
FedEx Corp.	176,155	38,629,030
GXO Logistics Inc.(a)	69,612	5,460,365
United Parcel Service Inc., Class B	521,041	94,881,566

		162,114,587

Airlines — 0.2%
Alaska Air Group Inc.(a)	86,271	5,055,481
American Airlines Group Inc.(a)	448,515	9,203,528
Copa Holdings SA, Class A, NVS(a)	21,967	1,787,674
Delta Air Lines Inc.(a)	459,445	19,576,951
JetBlue Airways Corp.(a)(b)	229,735	3,512,648
Southwest Airlines Co.(a)	424,524	21,833,269
United Airlines Holdings Inc.(a)	233,052	11,086,284

		72,055,835

Auto Components — 0.2%
Aptiv PLC(a)	193,716	28,857,873
BorgWarner Inc.	177,839	7,684,423
Gentex Corp.	178,262	5,879,081
Lear Corp.	43,982	6,882,303
QuantumScape Corp.(a)(b)	148,444	3,642,816

		52,946,496

Automobiles — 1.8%
Ford Motor Co.(a)	2,816,451	39,880,946
General Motors Co.(a)	988,428	52,100,040
Harley-Davidson Inc.	107,121	3,921,700
Tesla Inc.(a)	574,013	445,135,601
Thor Industries Inc.	39,500	4,849,020

		545,887,307

Banks — 4.2%
Bank of America Corp.	5,331,404	226,318,100
Bank of Hawaii Corp.	27,174	2,232,888
Bank OZK	88,760	3,814,905
BOK Financial Corp.	18,845	1,687,570
Citigroup Inc.	1,458,967	102,390,304
Citizens Financial Group Inc.	311,187	14,619,565

Security	Shares	Value

Banks (continued)
Comerica Inc.	96,476	$7,766,318
Commerce Bancshares Inc.	78,642	5,479,775
Cullen/Frost Bankers Inc.	40,435	4,796,400
East West Bancorp. Inc.	103,154	7,998,561
Fifth Third Bancorp	496,808	21,084,532
First Citizens BancShares Inc./NC, Class A(b)	4,340	3,659,358
First Hawaiian Inc.	94,303	2,767,793
First Horizon Corp.	401,401	6,538,822
First Republic Bank/CA	128,957	24,873,226
FNB Corp.	230,631	2,679,932
Huntington Bancshares Inc./OH	1,041,201	16,096,967
JPMorgan Chase & Co.	2,137,501	349,887,539
KeyCorp.	677,752	14,652,998
M&T Bank Corp.	93,547	13,970,309
PacWest Bancorp	77,264	3,501,604
People’s United Financial Inc.	307,884	5,378,733
Pinnacle Financial Partners Inc.	52,985	4,984,829
PNC Financial Services Group Inc. (The)	305,408	59,750,021
Popular Inc.	57,110	4,435,734
Prosperity Bancshares Inc.	62,857	4,471,018
Regions Financial Corp.	700,046	14,917,980
Signature Bank/New York NY	42,796	11,652,495
Sterling Bancorp./DE	143,065	3,570,902
SVB Financial Group(a)	40,843	26,420,520
Synovus Financial Corp.	103,505	4,542,834
Truist Financial Corp.	967,013	56,715,312
U.S. Bancorp	969,866	57,648,835
Umpqua Holdings Corp.	166,686	3,375,392
Webster Financial Corp.	63,618	3,464,636
Wells Fargo & Co.	2,978,175	138,217,102
Western Alliance Bancorp	71,158	7,743,414
Wintrust Financial Corp.	40,291	3,238,188
Zions Bancorp. NA	111,755	6,916,517

		1,254,261,928

Beverages — 1.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	6,289	3,205,818
Brown-Forman Corp., Class A	33,089	2,073,688
Brown-Forman Corp., Class B, NVS	132,507	8,879,294
Coca-Cola Co. (The)	2,795,267	146,667,659
Constellation Brands Inc., Class A	114,716	24,169,514
Keurig Dr Pepper Inc.	510,587	17,441,652
Molson Coors Beverage Co., Class B	126,479	5,866,096
Monster Beverage Corp.(a)	267,923	23,799,600
PepsiCo Inc.	994,707	149,613,880

		381,717,201

Biotechnology — 2.1%
AbbVie Inc.	1,273,573	137,380,320
Acceleron Pharma Inc.(a)(b)	36,556	6,291,288
Alnylam Pharmaceuticals Inc.(a)	85,205	16,087,556
Amgen Inc.	408,858	86,943,654
Biogen Inc.(a)(b)	106,922	30,257,857
BioMarin Pharmaceutical Inc.(a)	129,814	10,033,324
CureVac NV(a)(b)	34,297	1,873,302
Exact Sciences Corp.(a)	125,524	11,981,266
Exelixis Inc.(a)	223,730	4,729,652
Gilead Sciences Inc.	902,457	63,036,621
Horizon Therapeutics PLC(a)	156,726	17,167,766
Incyte Corp.(a)	135,486	9,318,727
Ionis Pharmaceuticals Inc.(a)(b)	96,831	3,247,712

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Iovance Biotherapeutics Inc.(a)(b)	107,390	$2,648,237
Mirati Therapeutics Inc.(a)	28,204	4,989,570
Moderna Inc.(a)	243,273	93,626,047
Natera Inc.(a)	61,790	6,885,878
Neurocrine Biosciences Inc.(a)	65,151	6,248,632
Novavax Inc.(a)(b)	53,042	10,996,137
Regeneron Pharmaceuticals Inc.(a)	72,149	43,663,132
Sage Therapeutics Inc.(a)	40,449	1,792,295
Sarepta Therapeutics Inc.(a)(b)	55,092	5,094,908
Seagen Inc.(a)	95,953	16,292,819
Ultragenyx Pharmaceutical Inc.(a)	46,313	4,176,970
United Therapeutics Corp.(a)	31,283	5,774,216
Vertex Pharmaceuticals Inc.(a)	186,483	33,826,151

		634,364,037

Building Products — 0.6%
A O Smith Corp.	98,716	6,028,586
Advanced Drainage Systems Inc.	44,202	4,781,330
Allegion PLC	62,967	8,322,978
Armstrong World Industries Inc.	33,181	3,167,790
AZEK Co. Inc. (The)(a)	76,285	2,786,691
Builders FirstSource Inc.(a)	143,474	7,423,345
Carlisle Companies Inc.	36,935	7,342,309
Carrier Global Corp.	625,500	32,375,880
Fortune Brands Home & Security Inc.	100,854	9,018,365
Johnson Controls International PLC	515,831	35,117,774
Lennox International Inc.	23,382	6,878,283
Masco Corp.	176,354	9,796,465
Owens Corning	71,535	6,116,243
Trane Technologies PLC	171,333	29,580,642
Trex Co. Inc.(a)	84,483	8,611,352

		177,348,033

Capital Markets — 3.2%
Affiliated Managers Group Inc.	28,522	4,309,389
Ameriprise Financial Inc.	82,055	21,672,367
Apollo Global Management Inc.	134,506	8,284,225
Ares Management Corp., Class A	102,596	7,574,663
Bank of New York Mellon Corp. (The)	570,826	29,591,620
BlackRock Inc.(c)	103,077	86,446,557
Blackstone Inc., NVS	490,460	57,060,116
Carlyle Group Inc. (The)	112,515	5,319,709
Cboe Global Markets Inc.	76,405	9,463,523
Charles Schwab Corp. (The)	1,086,305	79,126,456
CME Group Inc.	257,446	49,784,907
Evercore Inc., Class A	27,434	3,667,103
FactSet Research Systems Inc.	27,262	10,762,492
Franklin Resources Inc.	205,144	6,096,880
Goldman Sachs Group Inc. (The)	237,573	89,809,721
Interactive Brokers Group Inc., Class A	57,952	3,612,728
Intercontinental Exchange Inc.	399,565	45,878,053
Invesco Ltd.	230,954	5,568,301
Janus Henderson Group PLC	84,876	3,507,925
Jefferies Financial Group Inc.	161,850	6,009,490
KKR & Co. Inc.	401,442	24,439,789
Lazard Ltd., Class A	72,142	3,304,104
LPL Financial Holdings Inc.	56,859	8,913,217
MarketAxess Holdings Inc.	27,023	11,368,306
Moody’s Corp.	116,598	41,405,116
Morgan Stanley	980,148	95,378,202
Morningstar Inc.	15,936	4,127,902

Security	Shares	Value

Capital Markets (continued)
MSCI Inc.	57,587	$35,032,476
Nasdaq Inc.	83,955	16,204,994
Northern Trust Corp.	148,269	15,984,881
Raymond James Financial Inc.	134,158	12,380,146
S&P Global Inc.	173,304	73,635,137
SEI Investments Co.	73,466	4,356,534
State Street Corp.	263,411	22,316,180
Stifel Financial Corp.	77,439	5,262,754
T Rowe Price Group Inc.	161,804	31,826,847
Tradeweb Markets Inc., Class A	75,339	6,085,884
Virtu Financial Inc., Class A	57,740	1,410,588

		946,979,282

Chemicals — 1.3%
Air Products & Chemicals Inc.	159,125	40,753,504
Albemarle Corp.	83,063	18,188,305
Ashland Global Holdings Inc.	40,996	3,653,564
Axalta Coating Systems Ltd.(a)(b)	148,537	4,335,795
Celanese Corp.	78,848	11,877,663
CF Industries Holdings Inc.	156,559	8,739,123
Chemours Co. (The)	123,986	3,603,033
Corteva Inc.	532,279	22,398,300
Diversey Holdings Ltd.(a)(b)	22,756	365,006
Dow Inc.	536,980	30,908,569
DuPont de Nemours Inc.	378,066	25,704,707
Eastman Chemical Co.	99,479	10,021,515
Ecolab Inc.	179,612	37,470,656
Element Solutions Inc.	168,016	3,642,587
FMC Corp.	94,314	8,635,390
Huntsman Corp.	143,077	4,233,648
International Flavors & Fragrances Inc.	178,710	23,897,101
LyondellBasell Industries NV, Class A	187,024	17,552,202
Mosaic Co. (The)	242,570	8,664,600
NewMarket Corp.	4,717	1,597,978
Olin Corp.	103,966	5,016,360
PPG Industries Inc.	169,832	24,287,674
RPM International Inc.	91,804	7,128,581
Scotts Miracle-Gro Co. (The)	29,520	4,320,547
Sherwin-Williams Co. (The)	175,601	49,120,868
Valvoline Inc.	134,551	4,195,300
Westlake Chemical Corp.	21,025	1,916,219

		382,228,795

Commercial Services & Supplies — 0.4%
ADT Inc.	100,819	815,626
Cintas Corp.	63,039	23,996,426
Clean Harbors Inc.(a)	36,470	3,788,139
Copart Inc.(a)	150,248	20,842,403
Driven Brands Holdings Inc.(a)	45,824	1,323,855
IAA Inc.(a)	92,168	5,029,608
MSA Safety Inc.	26,552	3,868,626
Republic Services Inc.	153,342	18,410,240
Rollins Inc.	156,663	5,534,904
Stericycle Inc.(a)	64,895	4,410,913
Waste Management Inc.	304,074	45,416,493

		133,437,233

Communications Equipment — 0.8%
Arista Networks Inc.(a)	43,305	14,881,330
Ciena Corp.(a)	109,300	5,612,555
Cisco Systems Inc.	3,042,493	165,602,894
CommScope Holding Co. Inc.(a)	145,645	1,979,315

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
F5 Networks Inc.(a)	44,224	$8,790,847
Juniper Networks Inc.	239,834	6,600,232
Lumentum Holdings Inc.(a)	54,518	4,554,434
Motorola Solutions Inc.	119,341	27,725,301
Ubiquiti Inc.	4,709	1,406,437
Viasat Inc.(a)(b)	50,157	2,762,146

		239,915,491

Construction & Engineering — 0.1%
AECOM(a)	98,429	6,215,791
MasTec Inc.(a)	40,116	3,461,209
Quanta Services Inc.	99,877	11,368,000
Valmont Industries Inc.	15,392	3,618,967

		24,663,967

Construction Materials — 0.1%
Eagle Materials Inc.	28,107	3,686,514
Martin Marietta Materials Inc.	45,386	15,507,488
Vulcan Materials Co.	96,410	16,308,716

		35,502,718

Consumer Finance — 0.7%
Ally Financial Inc.	259,811	13,263,352
American Express Co.	464,009	77,735,428
Capital One Financial Corp.	319,831	51,803,027
Credit Acceptance Corp.(a)(b)	6,292	3,682,708
Discover Financial Services	215,963	26,531,054
OneMain Holdings Inc.	70,016	3,873,985
Santander Consumer USA Holdings Inc.	43,342	1,807,361
SLM Corp.	213,697	3,761,067
Synchrony Financial	410,147	20,047,985
Upstart Holdings Inc.(a)	32,547	10,299,173

		212,805,140

Containers & Packaging — 0.4%
Amcor PLC	1,089,968	12,632,729
AptarGroup Inc.	46,662	5,569,110
Ardagh Group SA	11,976	305,268
Avery Dennison Corp.	60,564	12,549,467
Ball Corp.	230,224	20,713,253
Berry Global Group Inc.(a)(b)	99,707	6,070,162
Crown Holdings Inc.	89,554	9,025,252
Graphic Packaging Holding Co.	194,966	3,712,153
International Paper Co.	285,786	15,981,153
Packaging Corp. of America	67,326	9,253,285
Sealed Air Corp.	111,468	6,107,332
Silgan Holdings Inc.	57,001	2,186,558
Sonoco Products Co.	74,947	4,465,342
Westrock Co.	191,056	9,520,321

		118,091,385

Distributors — 0.1%
Genuine Parts Co.	102,013	12,367,036
LKQ Corp.(a)	194,935	9,809,129
Pool Corp.	27,625	12,000,576

		34,176,741

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	44,011	6,136,014
Chegg Inc.(a)	105,947	7,206,515
frontdoor Inc.(a)	59,883	2,509,098
Grand Canyon Education Inc.(a)(b)	30,546	2,686,826
H&R Block Inc.	128,425	3,210,625
Mister Car Wash Inc.(a)	29,650	541,112

Security	Shares	Value

Diversified Consumer Services (continued)
Service Corp. International	121,357	$7,312,973
Terminix Global Holdings Inc.(a)	84,879	3,536,908

		33,140,071

Diversified Financial Services — 1.3%
Berkshire Hathaway Inc., Class B(a)	1,336,644	364,823,614
Equitable Holdings Inc.	264,891	7,851,369
Voya Financial Inc.	81,306	4,991,375

		377,666,358

Diversified Telecommunication Services — 1.0%
AT&T Inc.	5,142,685	138,903,922
Lumen Technologies Inc.	806,834	9,996,673
Verizon Communications Inc.	2,988,622	161,415,474

		310,316,069

Electric Utilities — 1.5%
Alliant Energy Corp.	183,415	10,267,572
American Electric Power Co. Inc.	358,604	29,111,473
Avangrid Inc.	41,587	2,021,128
Duke Energy Corp.	552,796	53,947,362
Edison International	267,843	14,857,251
Entergy Corp.	145,414	14,441,064
Evergy Inc.	165,433	10,289,933
Eversource Energy	250,124	20,450,138
Exelon Corp.	702,472	33,957,497
FirstEnergy Corp.	396,335	14,117,453
Hawaiian Electric Industries Inc.	73,133	2,986,020
IDACORP Inc.	36,111	3,733,155
NextEra Energy Inc.	1,411,796	110,854,222
NRG Energy Inc.	170,427	6,958,534
OGE Energy Corp.	142,139	4,684,901
PG&E Corp.(a)	1,062,904	10,203,878
Pinnacle West Capital Corp.	83,226	6,022,233
PPL Corp.	561,517	15,655,094
Southern Co. (The)	761,815	47,209,676
Xcel Energy Inc.	384,395	24,024,688

		435,793,272

Electrical Equipment — 0.7%
Acuity Brands Inc.	26,397	4,576,448
AMETEK Inc.	167,910	20,822,519
ChargePoint Holdings Inc.(a)(b)	75,537	1,509,985
Eaton Corp. PLC	286,669	42,802,548
Emerson Electric Co.	428,570	40,371,294
Generac Holdings Inc.(a)	44,444	18,162,930
Hubbell Inc.	39,035	7,052,453
nVent Electric PLC	120,192	3,885,807
Plug Power Inc.(a)(b)	374,844	9,573,516
Regal Beloit Corp.	27,419	4,122,172
Rockwell Automation Inc.	83,317	24,498,531
Sensata Technologies Holding PLC(a)	112,234	6,141,445
Shoals Technologies Group Inc., Class A(a)(b)	73,421	2,046,977
Sunrun Inc.(a)(b)	137,747	6,060,868
Vertiv Holdings Co.	192,347	4,633,639

		196,261,132

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	420,058	30,760,847
Arrow Electronics Inc.(a)	50,623	5,684,457
Avnet Inc.	69,297	2,561,910
CDW Corp./DE	98,906	18,002,870
Cognex Corp.(b)	121,494	9,746,249
Coherent Inc.(a)	17,581	4,396,832

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	547,355	$19,972,984
IPG Photonics Corp.(a)	24,987	3,957,941
Jabil Inc.	102,261	5,968,975
Keysight Technologies Inc.(a)	133,770	21,977,073
Littelfuse Inc.	16,835	4,600,500
National Instruments Corp.	91,365	3,584,249
SYNNEX Corp.	27,716	2,885,236
Teledyne Technologies Inc.(a)	33,585	14,427,444
Trimble Inc.(a)(b)	181,896	14,960,946
Vontier Corp.	121,012	4,066,003
Zebra Technologies Corp., Class A(a)	38,788	19,992,111

		187,546,627

Energy Equipment & Services — 0.2%
Baker Hughes Co.	541,545	13,392,408
Halliburton Co.	635,885	13,747,834
NOV Inc.(a)	271,926	3,564,950
Schlumberger NV	1,002,996	29,728,801

		60,433,993

Entertainment — 1.9%
Activision Blizzard Inc.	555,603	42,998,116
Electronic Arts Inc.	204,687	29,116,726
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	15,593	733,651
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	142,539	7,327,930
Live Nation Entertainment Inc.(a)	96,538	8,797,508
Madison Square Garden Sports Corp.(a)	12,499	2,324,189
Netflix Inc.(a)	310,940	189,779,120
Playtika Holding Corp.(a)	74,942	2,070,647
Roku Inc.(a)	84,025	26,329,234
Skillz Inc.(a)(b)	211,768	2,079,562
Spotify Technology SA(a)	97,809	22,040,280
Take-Two Interactive Software Inc.(a)	83,594	12,879,328
Walt Disney Co. (The)(a)	1,307,201	221,139,193
World Wrestling Entertainment Inc., Class A	35,598	2,002,743
Zynga Inc., Class A(a)(b)	688,125	5,181,581

		574,799,808

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities Inc.	111,312	21,268,384
American Campus Communities Inc.	93,806	4,544,901
American Homes 4 Rent, Class A	198,692	7,574,139
American Tower Corp.	324,920	86,237,017
Americold Realty Trust	189,986	5,519,093
Apartment Income REIT Corp.	107,342	5,239,363
AvalonBay Communities Inc.	100,268	22,223,400
Boston Properties Inc.	113,803	12,330,555
Brixmor Property Group Inc.	211,851	4,684,026
Camden Property Trust	70,182	10,349,740
CoreSite Realty Corp.	31,550	4,370,937
Cousins Properties Inc.	105,235	3,924,213
Crown Castle International Corp.	310,060	53,739,599
CubeSmart	142,214	6,890,268
CyrusOne Inc.	92,060	7,126,365
Digital Realty Trust Inc.	201,646	29,127,765
Douglas Emmett Inc.	112,800	3,565,608
Duke Realty Corp.	270,252	12,936,963
EPR Properties	53,665	2,649,978
Equinix Inc.	64,219	50,741,358
Equity LifeStyle Properties Inc.	127,299	9,942,052

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Residential	266,991	$21,604,912
Essex Property Trust Inc.	47,473	15,179,017
Extra Space Storage Inc.	93,864	15,768,213
Federal Realty Investment Trust	56,509	6,667,497
First Industrial Realty Trust Inc.	92,143	4,798,807
Gaming and Leisure Properties Inc.	153,392	7,105,117
Healthcare Trust of America Inc., Class A	149,263	4,427,141
Healthpeak Properties Inc.	394,256	13,199,691
Highwoods Properties Inc.	78,179	3,428,931
Host Hotels & Resorts Inc.(a)	512,829	8,374,498
Hudson Pacific Properties Inc.	113,816	2,989,946
Invitation Homes Inc.	418,525	16,042,063
Iron Mountain Inc.	202,731	8,808,662
JBG SMITH Properties	85,051	2,518,360
Kilroy Realty Corp.	83,804	5,548,663
Kimco Realty Corp.	408,659	8,479,674
Lamar Advertising Co., Class A	62,323	7,070,544
Life Storage Inc.	54,418	6,243,921
Medical Properties Trust Inc.	426,329	8,556,423
Mid-America Apartment Communities Inc.	83,781	15,646,102
National Retail Properties Inc.	125,594	5,424,405
Omega Healthcare Investors Inc.	165,915	4,970,813
Park Hotels & Resorts Inc.(a)	163,110	3,121,925
Prologis Inc.	530,483	66,538,483
Public Storage	108,460	32,223,466
Rayonier Inc.	101,134	3,608,461
Realty Income Corp.	281,118	18,233,313
Regency Centers Corp.	124,753	8,399,619
Rexford Industrial Realty Inc.	95,910	5,442,893
SBA Communications Corp.	77,814	25,722,974
Simon Property Group Inc.	234,618	30,493,301
SL Green Realty Corp.	48,255	3,418,384
Spirit Realty Capital Inc.	89,442	4,117,910
STORE Capital Corp.	169,403	5,425,978
Sun Communities Inc.	82,646	15,297,775
UDR Inc.	212,367	11,251,204
Ventas Inc.	283,432	15,648,281
VEREIT Inc.	160,207	7,246,163
VICI Properties Inc.	423,600	12,034,476
Vornado Realty Trust	121,098	5,087,327
Welltower Inc.	305,080	25,138,592
Weyerhaeuser Co.	533,703	18,983,816
WP Carey Inc.	133,794	9,772,314

		885,045,779

Food & Staples Retailing — 1.3%
Albertsons Companies Inc., Class A	103,014	3,206,826
Casey’s General Stores Inc.	25,248	4,757,986
Costco Wholesale Corp.	318,282	143,020,017
Grocery Outlet Holding Corp.(a)(b)	62,710	1,352,655
Kroger Co. (The)	539,482	21,811,257
Sysco Corp.	350,249	27,494,546
U.S. Foods Holding Corp.(a)	156,692	5,430,945
Walgreens Boots Alliance Inc.	516,211	24,287,727
Walmart Inc.	1,032,772	143,947,761

		375,309,720

Food Products — 0.9%
Archer-Daniels-Midland Co.	399,703	23,986,177
Beyond Meat Inc.(a)(b)	41,211	4,337,870
Bunge Ltd.	98,817	8,035,798

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Campbell Soup Co.	135,095	$5,648,322
Conagra Brands Inc.	336,553	11,399,050
Darling Ingredients Inc.(a)	119,990	8,627,281
Flowers Foods Inc.	144,383	3,411,770
Freshpet Inc.(a)(b)	27,644	3,944,522
General Mills Inc.	438,652	26,240,163
Hain Celestial Group Inc. (The)(a)	64,334	2,752,209
Hershey Co. (The)	105,642	17,879,909
Hormel Foods Corp.	204,562	8,387,042
Ingredion Inc.	48,381	4,306,393
JM Smucker Co. (The)	74,402	8,930,472
Kellogg Co.	184,175	11,772,466
Kraft Heinz Co. (The)	472,063	17,381,360
Lamb Weston Holdings Inc.	105,708	6,487,300
McCormick & Co. Inc./MD, NVS	179,312	14,529,651
Mondelez International Inc., Class A	1,003,567	58,387,528
Pilgrim’s Pride Corp.(a)	34,455	1,001,951
Post Holdings Inc.(a)	44,071	4,854,861
Seaboard Corp.	119	487,899
Tyson Foods Inc., Class A	208,733	16,477,383

		269,267,377

Gas Utilities — 0.1%
Atmos Energy Corp.	90,384	7,971,869
National Fuel Gas Co.	65,708	3,450,984
UGI Corp.	150,737	6,424,411

		17,847,264

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	1,250,505	147,722,156
ABIOMED Inc.(a)	32,174	10,473,280
Align Technology Inc.(a)	56,788	37,788,439
Baxter International Inc.	361,763	29,096,598
Becton Dickinson and Co.	204,931	50,376,138
Boston Scientific Corp.(a)	1,021,077	44,304,531
Cooper Companies Inc. (The)	35,448	14,651,013
Danaher Corp.	456,478	138,970,162
DENTSPLY SIRONA Inc.	160,108	9,294,269
Dexcom Inc.(a)(b)	69,234	37,861,305
Edwards Lifesciences Corp.(a)	444,737	50,348,676
Envista Holdings Corp.(a)	116,428	4,867,855
Figs Inc., Class A(a)(b)	27,337	1,015,296
Globus Medical Inc., Class A(a)	53,821	4,123,765
Hill-Rom Holdings Inc.	48,031	7,204,650
Hologic Inc.(a)	178,118	13,146,890
ICU Medical Inc.(a)	14,242	3,323,798
IDEXX Laboratories Inc.(a)	61,097	37,996,224
Insulet Corp.(a)	48,033	13,652,420
Integra LifeSciences Holdings Corp.(a)	50,672	3,470,019
Intuitive Surgical Inc.(a)	85,019	84,521,639
Masimo Corp.(a)	35,089	9,498,943
Medtronic PLC	965,815	121,064,910
Novocure Ltd.(a)(b)	73,760	8,568,699
Penumbra Inc.(a)	24,008	6,398,132
Quidel Corp.(a)	24,982	3,526,209
ResMed Inc.	103,829	27,364,133
STERIS PLC	61,555	12,574,455
Stryker Corp.	250,944	66,178,952
Tandem Diabetes Care Inc.(a)(b)	45,207	5,396,812
Teleflex Inc.	33,614	12,657,352
West Pharmaceutical Services Inc.	52,818	22,423,354

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings Inc.	152,026	$22,250,525

		1,062,111,599

Health Care Providers & Services — 2.4%
Acadia Healthcare Co. Inc.(a)(b)	61,867	3,945,877
agilon health Inc.(a)(b)	49,105	1,287,042
Amedisys Inc.(a)	23,014	3,431,387
AmerisourceBergen Corp.	108,981	13,017,780
Anthem Inc.	176,804	65,912,531
Cardinal Health Inc.	213,514	10,560,402
Centene Corp.(a)	415,793	25,908,062
Chemed Corp.	10,976	5,105,157
Cigna Corp.	241,187	48,275,990
CVS Health Corp.	947,588	80,412,318
DaVita Inc.(a)	48,578	5,647,678
Encompass Health Corp.	70,198	5,267,658
Guardant Health Inc.(a)(b)	62,810	7,851,878
HCA Healthcare Inc.	181,930	44,158,050
Henry Schein Inc.(a)	102,898	7,836,712
Humana Inc.	92,809	36,116,622
Laboratory Corp. of America Holdings(a)	69,454	19,547,134
McKesson Corp.	111,817	22,294,074
Molina Healthcare Inc.(a)	41,403	11,233,048
Oak Street Health Inc.(a)(b)	68,754	2,924,108
Premier Inc., Class A	88,432	3,427,624
Quest Diagnostics Inc.	87,968	12,782,630
Signify Health Inc., Class A(a)(b)	45,482	812,763
UnitedHealth Group Inc.	677,302	264,648,984
Universal Health Services Inc., Class B	53,213	7,363,083

		709,768,592

Health Care Technology — 0.2%
Cerner Corp.	213,367	15,046,641
Certara Inc.(a)(b)	59,852	1,981,101
Change Healthcare Inc.(a)	181,380	3,798,097
Teladoc Health Inc.(a)(b)	109,018	13,824,573
Veeva Systems Inc., Class A(a)	98,536	28,395,119

		63,045,531

Hotels, Restaurants & Leisure — 2.1%
Aramark	158,436	5,206,207
Booking Holdings Inc.(a)	29,507	70,045,782
Boyd Gaming Corp.(a)	55,331	3,500,239
Caesars Entertainment Inc.(a)	147,128	16,519,532
Carnival Corp.(a)	615,187	15,385,827
Chipotle Mexican Grill Inc.(a)	20,151	36,624,846
Choice Hotels International Inc.	26,090	3,296,993
Churchill Downs Inc.	26,505	6,363,320
Darden Restaurants Inc.	94,997	14,389,196
Domino’s Pizza Inc.	26,492	12,635,624
DraftKings Inc., Class A(a)(b)	214,785	10,344,046
Expedia Group Inc.(a)	104,649	17,151,971
Hilton Worldwide Holdings Inc.(a)	196,767	25,994,888
Hyatt Hotels Corp., Class A(a)	34,040	2,624,484
Las Vegas Sands Corp.(a)	245,126	8,971,612
Marriott International Inc./MD, Class A(a)	194,443	28,795,064
Marriott Vacations Worldwide Corp.	28,497	4,483,433
McDonald’s Corp.	537,159	129,514,407
MGM Resorts International	287,580	12,409,077
Norwegian Cruise Line Holdings Ltd.(a)(b)	261,647	6,988,591
Penn National Gaming Inc.(a)	109,315	7,920,965
Planet Fitness Inc., Class A(a)	60,071	4,718,577

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.(a)	157,533	$14,012,560
Six Flags Entertainment Corp.(a)	53,836	2,288,030
Starbucks Corp.	849,482	93,706,359
Travel + Leisure Co.	61,474	3,352,177
Vail Resorts Inc.(a)	28,873	9,645,026
Wendy’s Co. (The)	128,690	2,789,999
Wyndham Hotels & Resorts Inc.	63,149	4,874,471
Wynn Resorts Ltd.(a)	78,829	6,680,758
Yum China Holdings Inc.	307,569	17,872,835
Yum! Brands Inc.	215,068	26,304,967

		625,411,863

Household Durables — 0.4%
DR Horton Inc.	241,735	20,298,488
Garmin Ltd.	109,826	17,073,550
Leggett & Platt Inc.	94,148	4,221,596
Lennar Corp., Class A	197,254	18,478,755
Lennar Corp., Class B	11,447	888,173
Mohawk Industries Inc.(a)	40,605	7,203,327
Newell Brands Inc.	264,414	5,854,126
NVR Inc.(a)	2,307	11,059,942
PulteGroup Inc.	181,580	8,338,154
Tempur Sealy International Inc.	136,464	6,333,294
Toll Brothers Inc.	80,010	4,423,753
TopBuild Corp.(a)(b)	22,811	4,671,921
Whirlpool Corp.	43,963	8,962,297

		117,807,376

Household Products — 1.2%
Church & Dwight Co. Inc.	179,891	14,853,600
Clorox Co. (The)	87,522	14,494,518
Colgate-Palmolive Co.	599,888	45,339,535
Kimberly-Clark Corp.	242,161	32,071,803
Procter & Gamble Co. (The)	1,752,921	245,058,356
Reynolds Consumer Products Inc.	31,579	863,370
Spectrum Brands Holdings Inc.	27,575	2,638,100

		355,319,282

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	483,069	11,028,465
Brookfield Renewable Corp., Class A	86,799	3,368,669
Vistra Corp.	357,155	6,107,351

		20,504,485

Industrial Conglomerates — 1.0%
3M Co.	417,045	73,158,034
General Electric Co.	785,817	80,962,725
Honeywell International Inc.	500,267	106,196,679
Roper Technologies Inc.	75,291	33,589,574

		293,907,012

Insurance — 2.1%
Aflac Inc.	478,288	24,933,153
Alleghany Corp.(a)	9,707	6,061,148
Allstate Corp. (The)	212,896	27,103,790
American Financial Group Inc./OH	47,112	5,928,103
American International Group Inc.	616,788	33,855,493
Aon PLC, Class A	161,202	46,066,696
Arch Capital Group Ltd.(a)	275,870	10,532,717
Arthur J Gallagher & Co.	147,822	21,973,740
Assurant Inc.	41,781	6,590,953
Assured Guaranty Ltd.	55,773	2,610,734
Athene Holding Ltd., Class A(a)	83,679	5,762,973
Axis Capital Holdings Ltd.	59,725	2,749,739

Security	Shares	Value

Insurance (continued)
Brighthouse Financial Inc.(a)	53,635	$2,425,911
Brown & Brown Inc.	169,421	9,394,394
Chubb Ltd.	315,399	54,715,419
Cincinnati Financial Corp.	109,485	12,505,377
CNA Financial Corp.	18,020	756,119
Erie Indemnity Co., Class A, NVS	17,730	3,163,387
Everest Re Group Ltd.	27,620	6,926,544
Fidelity National Financial Inc.	197,298	8,945,491
First American Financial Corp.	76,516	5,130,398
Globe Life Inc.	69,481	6,185,893
GoHealth Inc., Class A(a)	55,406	278,692
Hanover Insurance Group Inc. (The)	23,713	3,073,679
Hartford Financial Services Group Inc. (The)	250,196	17,576,269
Kemper Corp.	39,237	2,620,639
Lemonade Inc.(a)(b)	24,076	1,613,333
Lincoln National Corp.	131,390	9,033,062
Loews Corp.	152,956	8,248,917
Markel Corp.(a)	9,946	11,886,763
Marsh & McLennan Companies Inc.	365,555	55,355,994
Mercury General Corp.	19,605	1,091,410
MetLife Inc.	523,660	32,325,532
Old Republic International Corp.	201,162	4,652,877
Primerica Inc.	29,080	4,467,560
Principal Financial Group Inc.	188,248	12,123,171
Progressive Corp. (The)	420,461	38,005,470
Prudential Financial Inc.	278,846	29,334,599
Reinsurance Group of America Inc.	48,785	5,427,819
RenaissanceRe Holdings Ltd.	33,100	4,614,140
Travelers Companies Inc. (The)	180,489	27,436,133
Unum Group	148,449	3,720,132
W R Berkley Corp.	102,097	7,471,458
White Mountains Insurance Group Ltd.(b)	2,137	2,285,757
Willis Towers Watson PLC	93,539	21,744,076

		608,705,654

Interactive Media & Services — 6.1%
Alphabet Inc., Class A(a)	216,558	578,972,144
Alphabet Inc., Class C, NVS(a)	202,036	538,488,571
Facebook Inc., Class A(a)	1,723,095	584,801,212
IAC/InterActiveCorp.(a)(b)	54,262	7,069,796
Match Group Inc.(a)(b)	199,414	31,306,004
Pinterest Inc., Class A(a)	400,165	20,388,407
TripAdvisor Inc.(a)	74,930	2,536,380
Twitter Inc.(a)	561,104	33,885,070
Vimeo Inc.(a)	104,188	3,060,002
Zillow Group Inc., Class A(a)	40,996	3,631,426
Zillow Group Inc., Class C, NVS(a)(b)	122,157	10,766,918

		1,814,905,930

Internet & Direct Marketing Retail — 3.8%
Amazon.com Inc.(a)	312,495	1,026,558,575
DoorDash Inc., Class A(a)	104,054	21,433,043
eBay Inc.	469,197	32,688,955
Etsy Inc.(a)	92,352	19,205,522
Qurate Retail Inc., Series A	284,358	2,897,608
Wayfair Inc., Class A(a)(b)	54,405	13,901,021

		1,116,684,724

IT Services — 5.4%
Accenture PLC, Class A	457,846	146,474,092
Akamai Technologies Inc.(a)(b)	116,073	12,140,075
Alliance Data Systems Corp.	34,064	3,436,717

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Amdocs Ltd.	90,295	$6,836,234
Automatic Data Processing Inc.	305,579	61,091,354
Broadridge Financial Solutions Inc.	83,480	13,911,107
Cloudflare Inc., Class A(a)	186,428	21,001,114
Cognizant Technology Solutions Corp., Class A	378,439	28,083,958
Concentrix Corp.(a)	30,321	5,366,817
DXC Technology Co.(a)	176,344	5,926,922
EPAM Systems Inc.(a)	38,829	22,151,168
Euronet Worldwide Inc.(a)	37,898	4,823,657
Fastly Inc., Class A(a)(b)	70,456	2,849,241
Fidelity National Information Services Inc.	445,929	54,260,641
Fiserv Inc.(a)	430,194	46,676,049
FleetCor Technologies Inc.(a)	59,680	15,592,594
Gartner Inc.(a)	58,708	17,840,187
Genpact Ltd.	128,637	6,111,544
Global Payments Inc.	211,041	33,255,841
Globant SA(a)(b)	29,159	8,193,971
GoDaddy Inc., Class A(a)	124,256	8,660,643
International Business Machines Corp.	643,365	89,382,699
Jack Henry & Associates Inc.	53,035	8,700,922
Mastercard Inc., Class A	629,966	219,026,579
MongoDB Inc.(a)(b)	44,717	21,084,513
Okta Inc.(a)	89,581	21,261,155
Paychex Inc.	231,349	26,015,195
PayPal Holdings Inc.(a)	845,991	220,135,318
Paysafe Ltd.(a)(b)	300,370	2,327,868
Sabre Corp.(a)	231,635	2,742,558
Shift4 Payments Inc., Class A(a)(b)	27,824	2,156,917
Snowflake Inc., Class A(a)	140,338	42,442,421
SolarWinds Corp.(b)	24,958	417,547
Square Inc., Class A(a)(b)	284,785	68,302,834
StoneCo Ltd., Class A(a)	160,151	5,560,443
Switch Inc., Class A	82,265	2,088,708
Twilio Inc., Class A(a)	120,182	38,344,067
VeriSign Inc.(a)	71,226	14,602,042
Visa Inc., Class A	1,218,686	271,462,307
Western Union Co. (The)	301,461	6,095,541
WEX Inc.(a)	32,927	5,799,762
Wix.com Ltd.(a)(b)	38,283	7,502,320

		1,600,135,642

Leisure Products — 0.1%
Brunswick Corp./DE	57,758	5,502,605
Hasbro Inc.	93,342	8,327,973
Hayward Holdings Inc.(a)	16,014	356,151
Mattel Inc.(a)	250,433	4,648,036
Peloton Interactive Inc., Class A(a)	189,893	16,530,186
Polaris Inc.	39,641	4,743,442
YETI Holdings Inc.(a)	59,465	5,095,556

		45,203,949

Life Sciences Tools & Services — 1.5%
10X Genomics Inc., Class A(a)	60,105	8,750,086
Adaptive Biotechnologies Corp.(a)(b)	78,112	2,655,027
Agilent Technologies Inc.	218,685	34,449,448
Avantor Inc.(a)(b)	411,800	16,842,620
Bio-Rad Laboratories Inc., Class A(a)	14,972	11,168,363
Bio-Techne Corp.	28,045	13,589,766
Bruker Corp.	73,757	5,760,422
Charles River Laboratories International Inc.(a)	35,832	14,786,791
Illumina Inc.(a)	104,992	42,585,805

Security	Shares	Value

Life Sciences Tools & Services (continued)
IQVIA Holdings Inc.(a)	137,002	$32,817,459
Maravai LifeSciences Holdings Inc., Class A(a)	73,284	3,596,779
Mettler-Toledo International Inc.(a)(b)	16,482	22,701,647
PerkinElmer Inc.	80,083	13,877,583
PPD Inc.(a)	110,444	5,167,675
QIAGEN NV(a)(b)	162,621	8,404,253
Repligen Corp.(a)	38,596	11,153,858
Sotera Health Co.(a)	71,698	1,874,903
Syneos Health Inc.(a)	72,235	6,319,118
Thermo Fisher Scientific Inc.	282,862	161,607,546
Waters Corp.(a)(b)	43,736	15,626,873

		433,736,022

Machinery — 1.6%
AGCO Corp.	44,787	5,487,751
Allison Transmission Holdings Inc.	70,466	2,488,859
Caterpillar Inc.	394,495	75,731,205
Colfax Corp.(a)(b)	84,362	3,872,216
Crane Co.	35,281	3,344,992
Cummins Inc.	103,564	23,256,332
Deere & Co.	202,813	67,956,552
Donaldson Co. Inc.	91,208	5,236,251
Dover Corp.	102,937	16,006,703
Flowserve Corp.	90,589	3,140,721
Fortive Corp.	238,734	16,847,458
Gates Industrial Corp. PLC(a)	64,887	1,055,711
Graco Inc.	121,102	8,473,507
IDEX Corp.	55,550	11,496,072
Illinois Tool Works Inc.	226,389	46,778,759
Ingersoll Rand Inc.(a)	292,610	14,750,470
ITT Inc.	59,156	5,077,951
Lincoln Electric Holdings Inc.	40,766	5,250,253
Middleby Corp. (The)(a)	39,609	6,753,731
Nordson Corp.	41,664	9,922,282
Oshkosh Corp.	50,496	5,169,275
Otis Worldwide Corp.	309,881	25,497,009
PACCAR Inc.	247,718	19,549,905
Parker-Hannifin Corp.	92,138	25,763,627
Pentair PLC	116,254	8,443,528
Snap-on Inc.	39,292	8,210,063
Stanley Black & Decker Inc.	116,389	20,404,156
Timken Co. (The)	44,878	2,935,919
Toro Co. (The)	79,400	7,734,354
Westinghouse Air Brake Technologies Corp.	130,189	11,223,594
Woodward Inc.	39,603	4,483,060
Xylem Inc./NY	130,837	16,181,920

		488,524,186

Marine — 0.0%
Kirby Corp.(a)	40,923	1,962,667

Media — 1.3%
Altice USA Inc., Class A(a)	153,376	3,177,951
Cable One Inc.	3,863	7,004,121
Charter Communications Inc., Class A(a)	92,118	67,021,372
Comcast Corp., Class A	3,283,460	183,643,918
Discovery Inc., Class A(a)(b)	111,912	2,840,327
Discovery Inc., Class C, NVS(a)	224,302	5,443,810
DISH Network Corp., Class A(a)(b)	179,303	7,792,508
Fox Corp., Class A, NVS	225,560	9,047,212
Fox Corp., Class B	116,098	4,309,558
Interpublic Group of Companies Inc. (The)	281,123	10,308,780

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Liberty Broadband Corp., Class A(a)	18,691	$3,146,630
Liberty Broadband Corp., Class C, NVS(a)	104,375	18,025,562
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	52,764	2,488,878
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	116,488	5,529,685
New York Times Co. (The), Class A	118,659	5,846,329
News Corp., Class A, NVS	277,161	6,521,598
News Corp., Class B	81,979	1,904,372
Nexstar Media Group Inc., Class A	27,265	4,143,189
Omnicom Group Inc.	155,399	11,260,212
Sirius XM Holdings Inc.(b)	611,151	3,728,021
ViacomCBS Inc., Class A	6,785	285,445
ViacomCBS Inc., Class B, NVS	418,645	16,540,664

		380,010,142

Metals & Mining — 0.4%
Alcoa Corp.(a)	140,029	6,853,019
Cleveland-Cliffs Inc.(a)(b)	318,118	6,301,918
Freeport-McMoRan Inc.	1,048,999	34,123,937
Newmont Corp.	576,932	31,327,408
Nucor Corp.	212,002	20,880,077
Reliance Steel & Aluminum Co.	46,459	6,616,691
Royal Gold Inc.	45,089	4,305,549
Southern Copper Corp.	58,368	3,276,779
Steel Dynamics Inc.	137,907	8,064,801
United States Steel Corp.(b)	183,929	4,040,920

		125,791,099

Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	391,243	6,169,902
Annaly Capital Management Inc.	1,037,450	8,735,329
New Residential Investment Corp.	326,949	3,596,439
Starwood Property Trust Inc.	205,228	5,009,616

		23,511,286

Multi-Utilities — 0.7%
Ameren Corp.	182,904	14,815,224
CenterPoint Energy Inc.	429,527	10,566,364
CMS Energy Corp.	206,927	12,359,750
Consolidated Edison Inc.	255,503	18,546,963
Dominion Energy Inc.	579,818	42,338,310
DTE Energy Co.	140,896	15,739,492
MDU Resources Group Inc.	149,881	4,446,969
NiSource Inc.	282,310	6,840,371
Public Service Enterprise Group Inc.	367,111	22,357,060
Sempra Energy	228,931	28,959,772
WEC Energy Group Inc.	229,218	20,217,028

		197,187,303

Multiline Retail — 0.5%
Dollar General Corp.	170,557	36,181,962
Dollar Tree Inc.(a)	169,852	16,258,234
Kohl’s Corp.	115,371	5,432,820
Nordstrom Inc.(a)(b)	79,754	2,109,493
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	43,525	2,623,687
Target Corp.	358,001	81,899,889

		144,506,085

Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.	221,669	2,309,791
APA Corp.	281,151	6,025,066
Cabot Oil & Gas Corp.	283,590	6,170,918
Cheniere Energy Inc.(a)	167,705	16,379,747
Chevron Corp.	1,392,819	141,301,488

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	69,199	$6,034,153
ConocoPhillips	972,006	65,872,847
Continental Resources Inc./OK	46,674	2,154,005
Devon Energy Corp.	487,422	17,308,355
Diamondback Energy Inc.	129,890	12,296,686
DTE Midstream LLC(a)	75,555	3,493,663
EOG Resources Inc.	419,729	33,691,647
EQT Corp.(a)	200,353	4,099,222
Exxon Mobil Corp.	3,048,927	179,337,886
Hess Corp.	202,706	15,833,366
HollyFrontier Corp.	108,239	3,585,958
Kinder Morgan Inc.	1,398,099	23,390,196
Marathon Oil Corp.	577,470	7,894,015
Marathon Petroleum Corp.	460,108	28,439,275
New Fortress Energy Inc.	19,012	527,583
Occidental Petroleum Corp.	602,464	17,820,885
ONEOK Inc.	323,136	18,738,657
Phillips 66	314,650	22,034,940
Pioneer Natural Resources Co.	155,601	25,909,123
Targa Resources Corp.	165,706	8,154,392
Texas Pacific Land Corp.(b)	4,230	5,115,593
Valero Energy Corp.	293,230	20,693,241
Williams Companies Inc. (The)	885,037	22,957,860

		717,570,558

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	68,459	4,201,329

Personal Products — 0.2%
Coty Inc., Class A(a)	247,333	1,944,037
Estee Lauder Companies Inc. (The), Class A	164,473	49,330,387
Herbalife Nutrition Ltd.(a)(b)	69,782	2,957,361

		54,231,785

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	1,608,243	95,159,738
Catalent Inc.(a)	118,630	15,786,094
Elanco Animal Health Inc.(a)(b)	312,844	9,976,595
Eli Lilly & Co.	610,258	141,000,111
Jazz Pharmaceuticals PLC(a)	41,437	5,395,512
Johnson & Johnson	1,896,947	306,356,941
Merck & Co. Inc.	1,823,930	136,995,382
Nektar Therapeutics(a)(b)	121,859	2,188,588
Organon & Co.	175,808	5,764,744
Perrigo Co. PLC	100,267	4,745,637
Pfizer Inc.	4,019,193	172,865,491
Royalty Pharma PLC, Class A	234,377	8,470,385
Viatris Inc.	888,333	12,036,912
Zoetis Inc.	341,752	66,347,733

		983,089,863

Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	96,094	7,625,059
CACI International Inc., Class A(a)	17,823	4,671,408
Clarivate PLC(a)	313,603	6,867,906
CoStar Group Inc.(a)	282,385	24,302,053
Dun & Bradstreet Holdings Inc.(a)(b)	101,450	1,705,374
Equifax Inc.	86,901	22,022,451
FTI Consulting Inc.(a)(b)	24,071	3,242,364
IHS Markit Ltd.	268,558	31,319,234
Jacobs Engineering Group Inc.	94,639	12,542,507
Legalzoomcom Inc.(a)(b)	13,595	358,908

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Leidos Holdings Inc.	99,003	$9,517,158
ManpowerGroup Inc.	37,202	4,028,233
Nielsen Holdings PLC	259,040	4,970,978
Robert Half International Inc.	77,040	7,729,423
Science Applications International Corp.	38,973	3,334,530
TransUnion	138,339	15,536,853
Verisk Analytics Inc.	114,024	22,835,586

		182,610,025

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	239,687	23,335,926
Howard Hughes Corp. (The)(a)	27,764	2,437,957
Jones Lang LaSalle Inc.(a)	35,410	8,784,867
Opendoor Technologies Inc.(a)(b)	324,380	6,659,521

		41,218,271

Road & Rail — 1.1%
AMERCO	6,491	4,193,381
CSX Corp.	1,630,073	48,478,371
JB Hunt Transport Services Inc.	61,239	10,240,386
Kansas City Southern	66,180	17,910,955
Knight-Swift Transportation Holdings Inc.	115,480	5,906,802
Landstar System Inc.	27,668	4,366,564
Lyft Inc., Class A(a)	207,385	11,113,762
Norfolk Southern Corp.	176,712	42,278,346
Old Dominion Freight Line Inc.	73,790	21,102,464
Ryder System Inc.	36,976	3,058,285
Schneider National Inc., Class B	43,390	986,689
TuSimple Holdings Inc., Class A(a)(b)	19,825	736,102
Uber Technologies Inc.(a)(b)	1,159,164	51,930,547
Union Pacific Corp.	469,490	92,024,735
XPO Logistics Inc.(a)	69,612	5,539,723

		319,867,112

Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices Inc.(a)(b)	871,312	89,658,005
Allegro MicroSystems Inc.(a)	28,943	925,018
Analog Devices Inc.	385,851	64,622,325
Applied Materials Inc.	659,058	84,840,536
Broadcom Inc.	287,406	139,371,792
Brooks Automation Inc.	52,637	5,387,397
Cirrus Logic Inc.(a)	39,333	3,239,073
Enphase Energy Inc.(a)(b)	94,765	14,211,907
Entegris Inc.	98,210	12,364,639
First Solar Inc.(a)	74,288	7,091,532
Intel Corp.	2,910,047	155,047,304
KLA Corp.	110,222	36,870,361
Lam Research Corp.	102,549	58,365,763
Marvell Technology Inc.	591,129	35,650,990
Microchip Technology Inc.	194,211	29,809,446
Micron Technology Inc.	805,404	57,167,576
MKS Instruments Inc.	38,837	5,860,892
Monolithic Power Systems Inc.	31,845	15,434,635
NVIDIA Corp.	1,722,444	356,821,499
NXP Semiconductors NV	191,325	37,474,828
ON Semiconductor Corp.(a)	306,016	14,006,352
Qorvo Inc.(a)	79,411	13,276,725
QUALCOMM Inc.	811,306	104,642,248
Skyworks Solutions Inc.	120,178	19,802,931
Teradyne Inc.	121,410	13,254,330
Texas Instruments Inc.	665,881	127,988,987
Universal Display Corp.(b)	31,286	5,348,655

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx Inc.	176,617	$26,667,401

		1,535,203,147

Software — 10.2%
Adobe Inc.(a)	343,739	197,897,417
Alteryx Inc., Class A(a)	42,611	3,114,864
Anaplan Inc.(a)	99,467	6,056,546
ANSYS Inc.(a)	62,639	21,325,448
Aspen Technology Inc.(a)(b)	46,968	5,767,670
Atlassian Corp. PLC, Class A(a)	98,365	38,502,028
Autodesk Inc.(a)(b)	158,228	45,121,879
Avalara Inc.(a)(b)	60,906	10,644,542
Bentley Systems Inc., Class B(b)	101,123	6,132,099
Bill.com Holdings Inc.(a)	56,797	15,161,959
Black Knight Inc.(a)	111,914	8,057,808
C3.ai Inc., Class A(a)(b)	24,689	1,144,088
Cadence Design Systems Inc.(a)	197,392	29,893,044
CDK Global Inc.	92,776	3,947,619
Ceridian HCM Holding Inc.(a)	92,808	10,452,037
Citrix Systems Inc.	91,029	9,773,784
Coupa Software Inc.(a)(b)	52,571	11,522,512
Crowdstrike Holdings Inc., Class A(a)	142,249	34,961,959
Datadog Inc., Class A(a)	167,576	23,686,868
Datto Holding Corp.(a)(b)	17,375	415,263
DocuSign Inc.(a)	137,195	35,318,109
Dolby Laboratories Inc., Class A	47,891	4,214,408
DoubleVerify Holdings Inc.(a)(b)	10,940	373,710
Dropbox Inc., Class A(a)	212,101	6,197,591
Duck Creek Technologies Inc.(a)	46,585	2,060,920
Dynatrace Inc.(a)	141,947	10,073,979
Elastic NV(a)	51,159	7,622,179
Everbridge Inc.(a)(b)	29,050	4,387,712
Fair Isaac Corp.(a)	19,266	7,666,519
Five9 Inc.(a)	48,018	7,670,395
Fortinet Inc.(a)	96,323	28,130,169
Guidewire Software Inc.(a)	62,057	7,376,716
HubSpot Inc.(a)	32,164	21,745,759
Intuit Inc.	183,985	99,261,747
Jamf Holding Corp.(a)(b)	37,030	1,426,396
Mandiant Inc.	160,387	2,854,889
Manhattan Associates Inc.(a)	44,222	6,767,293
McAfee Corp., Class A	51,982	1,149,322
Medallia Inc.(a)	76,514	2,591,529
Microsoft Corp.	5,425,954	1,529,684,952
N-Able Inc.(a)	27,837	345,457
nCino Inc.(a)(b)	42,296	3,004,285
NCR Corp.(a)	95,220	3,690,727
New Relic Inc.(a)	35,548	2,551,280
NortonLifeLock Inc.	394,647	9,984,569
Nuance Communications Inc.(a)	208,318	11,465,823
Nutanix Inc., Class A(a)(b)	134,037	5,053,195
Oracle Corp.	1,213,478	105,730,338
Palantir Technologies Inc., Class A(a)(b)	1,168,436	28,089,201
Palo Alto Networks Inc.(a)	68,449	32,787,071
Paycom Software Inc.(a)	36,451	18,070,583
Paycor HCM Inc.(a)	14,782	519,735
Paylocity Holding Corp.(a)	26,425	7,409,570
Pegasystems Inc.(b)	27,529	3,498,936
Procore Technologies Inc.(a)(b)	7,305	652,629
PTC Inc.(a)	75,684	9,066,186
RingCentral Inc., Class A(a)	57,749	12,560,407

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
salesforce.com Inc.(a)	665,346	$180,455,142
ServiceNow Inc.(a)	141,886	88,291,401
Smartsheet Inc., Class A(a)	84,436	5,810,886
Splunk Inc.(a)	118,361	17,128,020
SS&C Technologies Holdings Inc.	160,876	11,164,794
Synopsys Inc.(a)	108,964	32,624,911
Teradata Corp.(a)	78,840	4,521,474
Trade Desk Inc. (The), Class A(a)	308,006	21,652,822
Tyler Technologies Inc.(a)	28,613	13,123,352
Unity Software Inc.(a)	108,847	13,741,934
VMware Inc., Class A(a)(b)	56,123	8,345,490
Wolfspeed Inc.	80,229	6,476,887
Workday Inc., Class A(a)	135,574	33,878,587
Zendesk Inc.(a)	83,745	9,747,081
Zoom Video Communications Inc., Class A(a)	153,632	40,174,768
Zscaler Inc.(a)	54,813	14,373,065

		3,026,144,334

Specialty Retail — 2.3%
Advance Auto Parts Inc.	48,330	10,095,654
AutoNation Inc.(a)	32,574	3,966,210
AutoZone Inc.(a)	15,532	26,373,181
Bath & Body Works Inc.	175,996	11,093,028
Best Buy Co. Inc.	180,418	19,071,987
Burlington Stores Inc.(a)	47,085	13,351,893
CarMax Inc.(a)(b)	118,285	15,135,749
Carvana Co.(a)(b)	56,303	16,977,607
Dick’s Sporting Goods Inc.	45,353	5,431,929
Five Below Inc.(a)	39,851	7,046,055
Floor & Decor Holdings Inc., Class A(a)	71,623	8,651,342
Foot Locker Inc.	59,827	2,731,701
GameStop Corp., Class A(a)(b)	46,329	8,129,350
Gap Inc. (The)	144,669	3,283,986
Home Depot Inc. (The)	765,602	251,316,513
Leslie’s Inc.(a)(b)	108,159	2,221,586
Lithia Motors Inc.	21,726	6,888,011
Lowe’s Companies Inc.	509,264	103,309,295
O’Reilly Automotive Inc.(a)	49,021	29,954,772
Penske Automotive Group Inc.	23,204	2,334,322
Petco Health & Wellness Co. Inc.(a)(b)	39,890	841,679
RH(a)(b)	12,327	8,221,000
Ross Stores Inc.	251,960	27,425,846
TJX Companies Inc. (The)	868,182	57,282,648
Tractor Supply Co.	83,098	16,836,486
Ulta Beauty Inc.(a)	38,395	13,857,523
Victoria’s Secret & Co.(a)	51,974	2,872,083
Vroom Inc.(a)(b)	72,442	1,598,795
Williams-Sonoma Inc.	53,846	9,548,511

		685,848,742

Technology Hardware, Storage & Peripherals — 5.7%
Apple Inc.	11,303,684	1,599,471,286
Dell Technologies Inc., Class C(a)	194,915	20,278,957
Hewlett Packard Enterprise Co.	918,473	13,088,240
HP Inc.	867,418	23,732,556
NetApp Inc.	161,423	14,489,328
Pure Storage Inc., Class A(a)	185,541	4,668,212
Western Digital Corp.(a)	224,890	12,692,792
Xerox Holdings Corp.	92,023	1,856,104

		1,690,277,475

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	102,217	$4,948,325
Carter’s Inc.	30,284	2,944,816
Columbia Sportswear Co.	28,658	2,746,583
Deckers Outdoor Corp.(a)	19,309	6,955,102
Hanesbrands Inc.	236,445	4,057,396
Lululemon Athletica Inc.(a)	81,945	33,163,142
Nike Inc., Class B	891,967	129,540,367
PVH Corp.(a)	50,027	5,142,275
Ralph Lauren Corp.	33,437	3,712,845
Skechers U.S.A. Inc., Class A(a)	94,716	3,989,438
Tapestry Inc.	201,032	7,442,205
Under Armour Inc., Class A(a)	136,962	2,763,893
Under Armour Inc., Class C, NVS(a)	140,008	2,452,940
VF Corp.	235,798	15,796,108

		225,655,435

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	242,975	3,634,906
New York Community Bancorp. Inc.	334,838	4,309,365
Rocket Companies Inc., Class A(b)	115,971	1,860,175
TFS Financial Corp.	28,343	540,218
UWM Holdings Corp.	55,896	388,477

		10,733,141

Tobacco — 0.6%
Altria Group Inc.	1,332,731	60,665,915
Philip Morris International Inc.	1,123,186	106,466,801

		167,132,716

Trading Companies & Distributors — 0.3%
Air Lease Corp.	73,769	2,902,072
Core & Main Inc., Class A(a)(b)	25,246	661,698
Fastenal Co.	416,388	21,489,785
MSC Industrial Direct Co. Inc., Class A	34,625	2,776,579
SiteOne Landscape Supply Inc.(a)(b)	31,692	6,321,603
United Rentals Inc.(a)	52,400	18,388,732
Univar Solutions Inc.(a)	126,220	3,006,560
Watsco Inc.	22,660	5,996,289
WW Grainger Inc.	34,113	13,408,456

		74,951,774

Water Utilities — 0.1%
American Water Works Co. Inc.	130,375	22,038,590
Essential Utilities Inc.	156,684	7,219,999

		29,258,589

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	423,749	54,138,172

Total Common Stocks — 99.8% (Cost: $20,827,471,792)		29,596,362,575

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	260,495,613	260,625,861

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	38,650,000	$38,650,000

		299,275,861

Total Short-Term Investments — 1.0% (Cost: $299,070,685)		299,275,861

Total Investments in Securities — 100.8% (Cost: $21,126,542,477)		29,895,638,436

Other Assets, Less Liabilities — (0.8)%		(243,741,788)

Net Assets — 100.0%		$29,651,896,648

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$259,515,588	$1,140,941	(a)	$—	$(11,833)	$(18,835)	$260,625,861	260,495,613	$530,643	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,460,000	17,190,000	(a)	—	—	—	38,650,000	38,650,000	1,676		—
BlackRock Inc.	80,120,313	7,678,751		(10,505,598)	3,865,466	5,287,625	86,446,557	103,077	869,501		—

					$3,853,633	$5,268,790	$385,722,418		$1,401,820		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 400 E-Mini Index	16	12/17/21	$4,213	$(93,535)
S&P 500 E-Mini Index	236	12/17/21	50,714	(1,922,337)

				$(2,015,872)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,015,872

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$7,399,173

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,359,600)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$50,811,253

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$29,596,362,575	$—	$—	$29,596,362,575
Money Market Funds	299,275,861	—	—	299,275,861

	$29,895,638,436	$—	$—	$29,895,638,436

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,015,872)	$—	$—	$(2,015,872)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Axon Enterprise Inc.(a)	216,923	$37,965,863
BWX Technologies Inc.	238,118	12,825,036
HEICO Corp.(b)	47,986	6,327,914
HEICO Corp., Class A	84,276	9,980,807
Howmet Aerospace Inc.	73,071	2,279,815
Lockheed Martin Corp.	724,466	250,013,217
Northrop Grumman Corp.	43,674	15,729,191
Spirit AeroSystems Holdings Inc., Class A(b)	101,817	4,499,293
TransDigm Group Inc.(a)	49,683	31,030,511
Virgin Galactic Holdings Inc.(a)(b)	549,897	13,912,394

		384,564,041

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	86,625	7,536,375
Expeditors International of Washington Inc.	408,111	48,618,263
FedEx Corp.	354,840	77,812,864
GXO Logistics Inc.(a)	276,210	21,665,912
United Parcel Service Inc., Class B	2,418,759	440,456,014

		596,089,428

Airlines — 0.1%
Delta Air Lines Inc.(a)	2,124,494	90,524,689

Auto Components — 0.1%
Aptiv PLC(a)	169,364	25,230,155
QuantumScape Corp.(a)(b)	491,042	12,050,171

		37,280,326

Automobiles — 2.9%
Tesla Inc.(a)(b)	2,665,044	2,066,688,321
Thor Industries Inc.	72,117	8,853,083

		2,075,541,404

Banks — 0.0%
Citizens Financial Group Inc.	250,358	11,761,819
Sterling Bancorp./DE	50,273	1,254,814
Synovus Financial Corp.	14	615
Western Alliance Bancorp	184,060	20,029,409

		33,046,657

Beverages — 1.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	31,035	15,820,091
Brown-Forman Corp., Class A	75,116	4,707,520
Brown-Forman Corp., Class B, NVS	313,463	21,005,156
Coca-Cola Co. (The)	9,162,375	480,749,816
Monster Beverage Corp.(a)	1,147,495	101,931,981
PepsiCo Inc.	3,833,147	576,543,640

		1,200,758,204

Biotechnology — 2.8%
AbbVie Inc.	5,905,450	637,020,891
Acceleron Pharma Inc.(a)(b)	176,098	30,306,466
Alnylam Pharmaceuticals Inc.(a)(b)	398,462	75,233,610
Amgen Inc.	1,561,724	332,100,609
CureVac NV(a)(b)	176,812	9,657,471
Exact Sciences Corp.(a)(b)	523,955	50,011,505
Exelixis Inc.(a)	918,556	19,418,274
Horizon Therapeutics PLC(a)	135,878	14,884,076
Incyte Corp.(a)(b)	536,630	36,909,411
Ionis Pharmaceuticals Inc.(a)(b)	429,959	14,420,825
Iovance Biotherapeutics Inc.(a)(b)	146,894	3,622,406
Mirati Therapeutics Inc.(a)(b)	108,992	19,281,775
Moderna Inc.(a)	1,130,692	435,158,123

Security	Shares	Value

Biotechnology (continued)
Natera Inc.(a)	261,515	$29,143,232
Neurocrine Biosciences Inc.(a)	319,144	30,609,101
Novavax Inc.(a)(b)	246,038	51,006,138
Regeneron Pharmaceuticals Inc.(a)	35,766	21,644,868
Sarepta Therapeutics Inc.(a)(b)	254,510	23,537,085
Seagen Inc.(a)	396,136	67,263,893
Ultragenyx Pharmaceutical Inc.(a)	159,621	14,396,218
Vertex Pharmaceuticals Inc.(a)	344,909	62,563,043

		1,978,189,020

Building Products — 0.4%
Advanced Drainage Systems Inc.	202,201	21,872,082
Allegion PLC	223,486	29,540,379
Armstrong World Industries Inc.	76,465	7,300,114
AZEK Co. Inc. (The)(a)	219,326	8,011,979
Carlisle Companies Inc.	65,527	13,026,112
Carrier Global Corp.	1,356,436	70,209,127
Fortune Brands Home & Security Inc.	117,331	10,491,738
Trane Technologies PLC	386,898	66,797,940
Trex Co. Inc.(a)(b)	392,086	39,965,326

		267,214,797

Capital Markets — 1.6%
Ameriprise Financial Inc.	212,624	56,158,251
Apollo Global Management Inc.	606,115	37,330,623
Ares Management Corp., Class A	403,849	29,816,172
Blackstone Inc., NVS	2,273,464	264,494,802
FactSet Research Systems Inc.	110,633	43,675,696
Goldman Sachs Group Inc. (The)	62,402	23,589,828
LPL Financial Holdings Inc.	270,160	42,350,281
MarketAxess Holdings Inc.	124,068	52,194,167
Moody’s Corp.	514,938	182,859,633
Morningstar Inc.	68,207	17,667,659
MSCI Inc.	189,515	115,289,555
Raymond James Financial Inc.	31,342	2,892,240
S&P Global Inc.	568,946	241,739,466
T Rowe Price Group Inc.	248,235	48,827,824

		1,158,886,197

Chemicals — 0.8%
Axalta Coating Systems Ltd.(a)(b)	97,248	2,838,669
Celanese Corp.	131,519	19,812,022
Chemours Co. (The)	282,078	8,197,187
Diversey Holdings Ltd.(a)(b)	83,604	1,341,008
Dow Inc.	179,248	10,317,515
Ecolab Inc.	733,847	153,095,161
FMC Corp.	108,533	9,937,281
LyondellBasell Industries NV, Class A	107,690	10,106,706
Olin Corp.	36,364	1,754,563
PPG Industries Inc.	332,199	47,507,779
RPM International Inc.	257,701	20,010,483
Scotts Miracle-Gro Co. (The)	141,772	20,749,750
Sherwin-Williams Co. (The)	816,349	228,357,306
Westlake Chemical Corp.	22,035	2,008,270

		536,033,700

Commercial Services & Supplies — 0.4%
Cintas Corp.	273,812	104,229,276
Copart Inc.(a)	696,244	96,582,968
IAA Inc.(a)	449,474	24,527,796
MSA Safety Inc.	35,049	5,106,639
Rollins Inc.	719,586	25,422,974

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	228,445	$34,120,545

		289,990,198

Communications Equipment — 0.1%
Arista Networks Inc.(a)	178,895	61,475,478
CommScope Holding Co. Inc.(a)(b)	667,932	9,077,196
Ubiquiti Inc.	19,446	5,807,937

		76,360,611

Consumer Finance — 0.5%
American Express Co.	1,372,425	229,922,360
Credit Acceptance Corp.(a)(b)	2,100	1,229,130
Discover Financial Services	550,600	67,641,210
Synchrony Financial	345,632	16,894,492
Upstart Holdings Inc.(a)(b)	150,737	47,699,217

		363,386,409

Containers & Packaging — 0.1%
Avery Dennison Corp.	149,669	31,012,914
Ball Corp.	324,885	29,229,903
Crown Holdings Inc.	49,873	5,026,201
Graphic Packaging Holding Co.	266,298	5,070,314
Sealed Air Corp.	261,066	14,303,806

		84,643,138

Distributors — 0.1%
Pool Corp.	129,535	56,271,299

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	161,756	22,552,022
Chegg Inc.(a)	365,535	24,863,691
frontdoor Inc.(a)(b)	194,906	8,166,561
H&R Block Inc.	473,160	11,829,000
Mister Car Wash Inc.(a)(b)	109,820	2,004,215

		69,415,489

Electric Utilities — 0.0%
NRG Energy Inc.	367,716	15,013,844

Electrical Equipment — 0.3%
Generac Holdings Inc.(a)(b)	204,284	83,484,742
Plug Power Inc.(a)(b)	1,724,795	44,051,265
Rockwell Automation Inc.	234,746	69,024,714
Vertiv Holdings Co.	937,081	22,574,281

		219,135,002

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	1,382,913	101,270,719
CDW Corp./DE	459,051	83,556,463
Cognex Corp.	577,424	46,320,953
Coherent Inc.(a)	71,733	17,939,706
Corning Inc.	875,807	31,958,197
IPG Photonics Corp.(a)	7,117	1,127,333
Jabil Inc.	370,156	21,606,006
Keysight Technologies Inc.(a)	275,167	45,207,186
Vontier Corp.	304,393	10,227,605
Zebra Technologies Corp., Class A(a)	177,283	91,375,204

		450,589,372

Energy Equipment & Services — 0.0%
Halliburton Co.	156,366	3,380,633

Entertainment — 1.7%
Live Nation Entertainment Inc.(a)(b)	171,177	15,599,360
Madison Square Garden Sports Corp.(a)(b)	24,160	4,492,552
Netflix Inc.(a)(b)	1,443,634	881,107,576

Security	Shares	Value

Entertainment (continued)
Playtika Holding Corp.(a)	347,283	$9,595,429
Roku Inc.(a)	389,481	122,043,871
Skillz Inc.(a)(b)	980,078	9,624,366
Spotify Technology SA(a)(b)	454,535	102,424,917
Take-Two Interactive Software Inc.(a)	80,614	12,420,199
Walt Disney Co. (The)(a)	308,671	52,217,873
World Wrestling Entertainment Inc., Class A	127,979	7,200,098
Zynga Inc., Class A(a)(b)	1,582,520	11,916,376

		1,228,642,617

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	1,508,546	400,383,194
CoreSite Realty Corp.	115,803	16,043,347
Crown Castle International Corp.	1,438,143	249,258,945
Equinix Inc.	212,424	167,842,575
Equity LifeStyle Properties Inc.	314,494	24,561,981
Extra Space Storage Inc.	38,797	6,517,508
Iron Mountain Inc.	688,057	29,896,077
Lamar Advertising Co., Class A	251,104	28,487,749
Public Storage	383,508	113,940,227
SBA Communications Corp.	60,351	19,950,230
Simon Property Group Inc.	943,359	122,608,369

		1,179,490,202

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	1,381,667	620,852,066
Sysco Corp.	1,622,388	127,357,458

		748,209,524

Food Products — 0.2%
Beyond Meat Inc.(a)(b)	174,064	18,321,977
Darling Ingredients Inc.(a)	28,445	2,045,195
Freshpet Inc.(a)	136,213	19,436,233
Hershey Co. (The)	417,701	70,695,894
Kellogg Co.	383,830	24,534,413
Lamb Weston Holdings Inc.	143,872	8,829,425
Pilgrim’s Pride Corp.(a)	65,009	1,890,462

		145,753,599

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	2,901,846	342,795,068
ABIOMED Inc.(a)	147,451	47,998,250
Align Technology Inc.(a)	263,425	175,290,898
Danaher Corp.	112,187	34,154,210
Dexcom Inc.(a)(b)	321,267	175,688,072
Edwards Lifesciences Corp.(a)(b)	2,062,101	233,450,454
Figs Inc., Class A(a)(b)	24,256	900,868
Globus Medical Inc., Class A(a)	13,173	1,009,315
IDEXX Laboratories Inc.(a)	283,046	176,026,307
Insulet Corp.(a)	220,044	62,543,106
Intuitive Surgical Inc.(a)	394,677	392,368,140
Masimo Corp.(a)	123,478	33,426,729
Novocure Ltd.(a)(b)	337,929	39,257,212
Penumbra Inc.(a)	115,054	30,661,891
ResMed Inc.	431,393	113,693,625
STERIS PLC	39,029	7,972,844
Stryker Corp.	496,051	130,818,570
Tandem Diabetes Care Inc.(a)(b)	191,125	22,816,503
Teleflex Inc.	27,504	10,356,631
West Pharmaceutical Services Inc.	244,923	103,979,610

		2,135,208,303

Health Care Providers & Services — 0.6%
agilon health Inc.(a)(b)	213,450	5,594,524

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Amedisys Inc.(a)	98,759	$14,724,967
Cardinal Health Inc.	585,737	28,970,552
Chemed Corp.	12,160	5,655,859
DaVita Inc.(a)	157,510	18,312,113
Encompass Health Corp.	186,177	13,970,722
Guardant Health Inc.(a)(b)	304,762	38,098,298
HCA Healthcare Inc.	843,340	204,695,485
McKesson Corp.	72,882	14,531,213
Molina Healthcare Inc.(a)(b)	29,229	7,930,120
Oak Street Health Inc.(a)(b)	296,405	12,606,105
UnitedHealth Group Inc.	216,279	84,508,856

		449,598,814

Health Care Technology — 0.2%
Certara Inc.(a)(b)	157,732	5,220,929
Veeva Systems Inc., Class A(a)	455,840	131,359,413

		136,580,342

Hotels, Restaurants & Leisure — 2.5%
Booking Holdings Inc.(a)	136,902	324,987,551
Boyd Gaming Corp.(a)	58,165	3,679,518
Caesars Entertainment Inc.(a)(b)	423,503	47,550,917
Chipotle Mexican Grill Inc.(a)	93,895	170,656,040
Choice Hotels International Inc.	115,871	14,642,618
Churchill Downs Inc.	123,021	29,534,882
Darden Restaurants Inc.	293,772	44,497,645
Domino’s Pizza Inc.	83,508	39,829,976
DraftKings Inc., Class A(a)(b)	1,010,845	48,682,295
Expedia Group Inc.(a)	484,988	79,489,533
Hilton Worldwide Holdings Inc.(a)	611,064	80,727,665
Las Vegas Sands Corp.(a)	1,094,609	40,062,689
Marriott International Inc./MD, Class A(a)(b)	905,629	134,114,599
McDonald’s Corp.	442,962	106,802,568
Penn National Gaming Inc.(a)(b)	32,700	2,369,442
Planet Fitness Inc., Class A(a)	190,786	14,986,240
Six Flags Entertainment Corp.(a)	98,331	4,179,068
Starbucks Corp.	3,938,159	434,418,319
Travel + Leisure Co.	187,548	10,226,992
Vail Resorts Inc.(a)	133,217	44,501,139
Wendy’s Co. (The)	593,074	12,857,844
Wyndham Hotels & Resorts Inc.	192,564	14,864,015
Wynn Resorts Ltd.(a)(b)	360,470	30,549,833
Yum China Holdings Inc.	102,065	5,930,997
Yum! Brands Inc.	84,784	10,369,931

		1,750,512,316

Household Durables — 0.2%
DR Horton Inc.	465,859	39,118,180
NVR Inc.(a)	7,222	34,622,846
PulteGroup Inc.	237,979	10,927,996
Tempur Sealy International Inc.	606,487	28,147,062
Toll Brothers Inc.	151,425	8,372,288
TopBuild Corp.(a)	94,256	19,304,571

		140,492,943

Household Products — 0.3%
Church & Dwight Co. Inc.	43,260	3,571,978
Clorox Co. (The)	332,908	55,132,894
Colgate-Palmolive Co.	1,473,345	111,355,415
Kimberly-Clark Corp.	564,563	74,770,724

		244,831,011

Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp., Class A	106,623	4,138,039

Security	Shares	Value

Industrial Conglomerates — 0.2%
3M Co.	281,012	$49,295,125
Honeywell International Inc.	500,049	106,150,402

		155,445,527

Insurance — 0.3%
Alleghany Corp.(a)	4,851	3,029,013
Aon PLC, Class A	439,368	125,558,193
Arch Capital Group Ltd.(a)(b)	290,034	11,073,498
Brown & Brown Inc.	43,623	2,418,895
Erie Indemnity Co., Class A, NVS	57,778	10,308,751
Everest Re Group Ltd.	29,987	7,520,140
GoHealth Inc., Class A(a)(b)	136,679	687,495
Lemonade Inc.(a)(b)	13,281	889,960
Lincoln National Corp.	89,269	6,137,244
Markel Corp.(a)	8,085	9,662,626
Marsh & McLennan Companies Inc.	204,442	30,958,652
RenaissanceRe Holdings Ltd.	67,011	9,341,334

		217,585,801

Interactive Media & Services — 10.5%
Alphabet Inc., Class A(a)	865,668	2,314,380,711
Alphabet Inc., Class C, NVS(a)	807,619	2,152,554,997
Facebook Inc., Class A(a)	7,999,992	2,715,117,285
Match Group Inc.(a)(b)	924,309	145,107,270
Pinterest Inc., Class A(a)	1,854,851	94,504,659
TripAdvisor Inc.(a)	200,806	6,797,283
Twitter Inc.(a)(b)	273,308	16,505,070
Vimeo Inc.(a)(b)	442,274	12,989,587
Zillow Group Inc., Class A(a)(b)	205,881	18,236,939
Zillow Group Inc., Class C, NVS(a)(b)	566,218	49,906,455

		7,526,100,256

Internet & Direct Marketing Retail — 7.2%
Amazon.com Inc.(a)	1,450,822	4,766,008,303
DoorDash Inc., Class A(a)(b)	424,233	87,383,513
eBay Inc.	2,174,994	151,531,832
Etsy Inc.(a)(b)	421,976	87,754,129
Wayfair Inc., Class A(a)(b)	141,963	36,272,966

		5,128,950,743

IT Services — 7.7%
Accenture PLC, Class A	1,709,063	546,763,435
Automatic Data Processing Inc.	1,306,128	261,121,110
Broadridge Financial Solutions Inc.	349,379	58,220,517
Cloudflare Inc., Class A(a)	814,870	91,795,105
EPAM Systems Inc.(a)	179,313	102,294,480
Euronet Worldwide Inc.(a)	119,318	15,186,795
Fiserv Inc.(a)(b)	135,519	14,703,811
FleetCor Technologies Inc.(a)	62,159	16,240,282
Gartner Inc.(a)	272,140	82,697,903
Genpact Ltd.	30,495	1,448,817
Globant SA(a)	135,153	37,979,345
GoDaddy Inc., Class A(a)(b)	57,003	3,973,109
Jack Henry & Associates Inc.	64,110	10,517,887
Mastercard Inc., Class A	2,924,789	1,016,890,639
MongoDB Inc.(a)(b)	207,247	97,719,033
Okta Inc.(a)(b)	413,379	98,111,372
Paychex Inc.	934,935	105,133,441
PayPal Holdings Inc.(a)	3,927,776	1,022,046,593
Sabre Corp.(a)	1,056,237	12,505,846
Shift4 Payments Inc., Class A(a)(b)	142,841	11,073,034
Snowflake Inc., Class A(a)(b)	616,007	186,298,997
Square Inc., Class A(a)(b)	1,322,584	317,208,547

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
StoneCo Ltd., Class A(a)(b)	703,777	$24,435,137
Switch Inc., Class A	381,405	9,683,873
Twilio Inc., Class A(a)	156,534	49,942,173
Visa Inc., Class A	5,658,126	1,260,347,566
Western Union Co. (The)	337,316	6,820,530
WEX Inc.(a)(b)	99,701	17,561,334
Wix.com Ltd.(a)(b)	176,345	34,558,330

		5,513,279,041

Leisure Products — 0.2%
Brunswick Corp./DE	33,107	3,154,104
Mattel Inc.(a)(b)	1,196,933	22,215,076
Peloton Interactive Inc., Class A(a)(b)	877,640	76,398,562
Polaris Inc.	127,113	15,210,342
YETI Holdings Inc.(a)(b)	292,192	25,037,932

		142,016,016

Life Sciences Tools & Services — 1.4%
10X Genomics Inc., Class A(a)(b)	277,406	40,384,766
Adaptive Biotechnologies Corp.(a)(b)	322,706	10,968,777
Agilent Technologies Inc.	908,178	143,065,280
Avantor Inc.(a)	1,931,947	79,016,632
Bio-Techne Corp.	129,004	62,511,468
Bruker Corp.	349,318	27,281,736
Charles River Laboratories International Inc.(a)	155,570	64,199,072
Illumina Inc.(a)	488,143	197,995,682
IQVIA Holdings Inc.(a)	313,691	75,141,542
Maravai LifeSciences Holdings Inc., Class A(a)(b)	339,586	16,666,881
Mettler-Toledo International Inc.(a)	76,483	105,344,625
PPD Inc.(a)(b)	218,072	10,203,589
Repligen Corp.(a)	171,781	49,642,991
Sotera Health Co.(a)(b)	332,259	8,688,573
Syneos Health Inc.(a)	43,631	3,816,840
Thermo Fisher Scientific Inc.	117,942	67,383,803
Waters Corp.(a)(b)	189,554	67,727,644

		1,030,039,901

Machinery — 1.4%
AGCO Corp.	20,361	2,494,833
Allison Transmission Holdings Inc.	253,131	8,940,587
Caterpillar Inc.	1,577,480	302,828,836
Deere & Co.	941,687	315,531,063
Donaldson Co. Inc.	47,981	2,754,589
Graco Inc.	356,906	24,972,713
Illinois Tool Works Inc.	944,353	195,131,660
Lincoln Electric Holdings Inc.	191,114	24,613,572
Middleby Corp. (The)(a)	55,234	9,417,949
Nordson Corp.	32,996	7,857,998
Parker-Hannifin Corp.	71,162	19,898,319
Toro Co. (The)	345,435	33,648,823
Xylem Inc./NY	392,651	48,563,076

		996,654,018

Media — 0.5%
Altice USA Inc., Class A(a)	498,154	10,321,751
Cable One Inc.	9,528	17,275,503
Charter Communications Inc., Class A(a)	405,174	294,788,395
Nexstar Media Group Inc., Class A	4	608

		322,386,257

Metals & Mining — 0.1%
Freeport-McMoRan Inc.	1,428,100	46,456,093
Southern Copper Corp.	255,557	14,346,970

Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics Inc.	113,324	$6,627,188

		67,430,251

Multiline Retail — 0.4%
Dollar General Corp.	338,381	71,784,145
Nordstrom Inc.(a)(b)	310,098	8,202,092
Target Corp.	745,698	170,593,332

		250,579,569

Oil, Gas & Consumable Fuels — 0.3%
Cabot Oil & Gas Corp.	155,516	3,384,028
Cheniere Energy Inc.(a)	779,678	76,151,150
Cimarex Energy Co.	66,944	5,837,517
Continental Resources Inc./OK(b)	22,253	1,026,976
Diamondback Energy Inc.	285,520	27,030,178
EOG Resources Inc.	241,149	19,357,030
Hess Corp.	62,781	4,903,824
New Fortress Energy Inc.	88,162	2,446,496
Occidental Petroleum Corp.	357,429	10,572,750
Pioneer Natural Resources Co.	320,812	53,418,406
Texas Pacific Land Corp.(b)	19,632	23,742,156

		227,870,511

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	12,415	761,909

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	763,789	229,083,235
Herbalife Nutrition Ltd.(a)(b)	41,157	1,744,233

		230,827,468

Pharmaceuticals — 1.2%
Catalent Inc.(a)	127,063	16,908,273
Eli Lilly & Co.	2,238,329	517,165,915
Royalty Pharma PLC, Class A	660,668	23,876,542
Zoetis Inc.	1,503,243	291,839,596

		849,790,326

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	442,350	35,100,473
CoStar Group Inc.(a)	1,011,541	87,053,218
Equifax Inc.	156,888	39,758,557
Legalzoomcom Inc.(a)(b)	37,513	990,343
Robert Half International Inc.	327,954	32,903,625
TransUnion	435,166	48,873,493
Verisk Analytics Inc.	336,929	67,476,771

		312,156,480

Real Estate Management & Development — 0.0%
CBRE Group Inc., Class A(a)	58,882	5,732,752
Opendoor Technologies Inc.(a)(b)	283,238	5,814,876

		11,547,628

Road & Rail — 1.0%
JB Hunt Transport Services Inc.	252,914	42,292,279
Kansas City Southern	83,188	22,514,000
Landstar System Inc.	112,717	17,788,997
Lyft Inc., Class A(a)(b)	961,466	51,524,963
Old Dominion Freight Line Inc.(b)	314,923	90,061,679
TuSimple Holdings Inc., Class A(a)	6	223
Uber Technologies Inc.(a)	4,607,502	206,416,090
Union Pacific Corp.	1,376,163	269,741,710
XPO Logistics Inc.(a)(b)	284,131	22,611,145

		722,951,086

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices Inc.(a)	4,044,967	$416,227,104
Allegro MicroSystems Inc.(a)	134,236	4,290,183
Analog Devices Inc.	712,198	119,278,921
Applied Materials Inc.	3,059,625	393,865,526
Broadcom Inc.	1,334,348	647,065,376
Brooks Automation Inc.	201,352	20,608,377
Enphase Energy Inc.(a)(b)	438,182	65,714,154
Entegris Inc.	448,524	56,469,172
KLA Corp.	513,074	171,628,384
Lam Research Corp.	475,604	270,690,017
Microchip Technology Inc.	757,921	116,333,294
Micron Technology Inc.	525,451	37,296,512
MKS Instruments Inc.	153,025	23,093,003
Monolithic Power Systems Inc.	149,516	72,467,415
NVIDIA Corp.	7,996,976	1,656,653,548
NXP Semiconductors NV	272,276	53,330,700
ON Semiconductor Corp.(a)	777,765	35,598,304
QUALCOMM Inc.	3,770,625	486,335,212
Skyworks Solutions Inc.	263,470	43,414,587
Teradyne Inc.	552,473	60,313,477
Texas Instruments Inc.	1,913,589	367,810,942
Universal Display Corp.	144,118	24,638,413
Xilinx Inc.	819,422	123,724,528

		5,266,847,149

Software — 17.9%
Adobe Inc.(a)	1,595,906	918,795,002
Alteryx Inc., Class A(a)(b)	195,695	14,305,305
Anaplan Inc.(a)	467,566	28,470,094
ANSYS Inc.(a)	122,629	41,749,043
Aspen Technology Inc.(a)	231,814	28,466,759
Atlassian Corp. PLC, Class A(a)(b)	455,941	178,464,426
Autodesk Inc.(a)(b)	736,774	210,105,842
Avalara Inc.(a)(b)	286,027	49,988,939
Bentley Systems Inc., Class B(b)	461,374	27,977,719
Bill.com Holdings Inc.(a)	263,748	70,407,529
C3.ai Inc., Class A(a)(b)	31,406	1,455,354
Cadence Design Systems Inc.(a)	915,790	138,687,238
CDK Global Inc.	54,479	2,318,081
Citrix Systems Inc.	146,656	15,746,455
Coupa Software Inc.(a)(b)	243,161	53,296,028
Crowdstrike Holdings Inc., Class A(a)(b)	659,227	162,024,812
Datadog Inc., Class A(a)	776,748	109,793,330
DocuSign Inc.(a)(b)	638,007	164,242,142
DoubleVerify Holdings Inc.(a)(b)	50,752	1,733,688
Dropbox Inc., Class A(a)(b)	1,038,940	30,357,827
Duck Creek Technologies Inc.(a)(b)	53,188	2,353,037
Dynatrace Inc.(a)	619,104	43,937,811
Elastic NV(a)(b)	232,784	34,682,488
Everbridge Inc.(a)(b)	129,750	19,597,440
Fair Isaac Corp.(a)	91,196	36,289,624
Five9 Inc.(a)	222,556	35,551,095
Fortinet Inc.(a)	446,250	130,322,850
HubSpot Inc.(a)	148,506	100,403,422
Intuit Inc.	853,063	460,236,019
Jamf Holding Corp.(a)(b)	149,148	5,745,181
Mandiant Inc.	228,564	4,068,439
Manhattan Associates Inc.(a)	112,349	17,192,767
McAfee Corp., Class A	174,057	3,848,400
Medallia Inc.(a)(b)	210,692	7,136,138
Microsoft Corp.	25,191,624	7,102,022,638

Security	Shares	Value

Software (continued)
nCino Inc.(a)(b)	187,598	$13,325,086
NCR Corp.(a)(b)	144,246	5,590,975
New Relic Inc.(a)	172,273	12,364,033
NortonLifeLock Inc.	484,837	12,266,376
Nuance Communications Inc.(a)	360,570	19,845,773
Nutanix Inc., Class A(a)(b)	658,520	24,826,204
Oracle Corp.	5,250,845	457,506,125
Palantir Technologies Inc., Class A(a)(b)	5,407,010	129,984,520
Palo Alto Networks Inc.(a)(b)	317,597	152,128,963
Paycom Software Inc.(a)	169,130	83,846,198
Paycor HCM Inc.(a)(b)	49,338	1,734,724
Paylocity Holding Corp.(a)	124,936	35,032,054
Pegasystems Inc.(b)	125,067	15,896,016
Procore Technologies Inc.(a)(b)	24,390	2,179,003
PTC Inc.(a)(b)	349,693	41,889,724
RingCentral Inc., Class A(a)	266,385	57,938,738
salesforce.com Inc.(a)	594,508	161,242,460
ServiceNow Inc.(a)	658,709	409,894,849
Smartsheet Inc., Class A(a)	400,453	27,559,175
Splunk Inc.(a)(b)	545,422	78,928,018
Synopsys Inc.(a)	320,664	96,010,008
Teradata Corp.(a)(b)	310,890	17,829,542
Trade Desk Inc. (The), Class A(a)(b)	1,425,042	100,180,453
Tyler Technologies Inc.(a)(b)	115,918	53,165,791
Unity Software Inc.(a)(b)	496,876	62,730,595
VMware Inc., Class A(a)(b)	99,266	14,760,854
Workday Inc., Class A(a)	628,424	157,036,873
Zendesk Inc.(a)	396,879	46,192,747
Zoom Video Communications Inc., Class A(a)	713,847	186,670,991
Zscaler Inc.(a)	257,624	67,554,165

		12,797,883,995

Specialty Retail — 3.7%
AutoZone Inc.(a)	15,403	26,154,140
Bath & Body Works Inc.	473,443	29,841,112
Best Buy Co. Inc.	198,374	20,970,115
Burlington Stores Inc.(a)(b)	207,559	58,857,506
CarMax Inc.(a)(b)	46,903	6,001,708
Carvana Co.(a)	256,788	77,431,853
Five Below Inc.(a)(b)	187,438	33,140,913
Floor & Decor Holdings Inc., Class A(a)	344,559	41,619,282
GameStop Corp., Class A(a)(b)	214,726	37,677,971
Home Depot Inc. (The)	3,554,530	1,166,810,018
Leslie’s Inc.(a)(b)	354,692	7,285,374
Lithia Motors Inc.	8,802	2,790,586
Lowe’s Companies Inc.	2,364,429	479,648,067
O’Reilly Automotive Inc.(a)	69,553	42,501,056
Petco Health & Wellness Co. Inc.(a)(b)	14	295
RH(a)(b)	58,210	38,820,831
Ross Stores Inc.	1,165,333	126,846,497
TJX Companies Inc. (The)	4,026,641	265,677,773
Tractor Supply Co.	382,972	77,593,957
Ulta Beauty Inc.(a)	177,890	64,204,059
Victoria’s Secret & Co.(a)	138,395	7,647,708
Vroom Inc.(a)(b)	95,728	2,112,717
Williams-Sonoma Inc.	193,476	34,309,099

		2,647,942,637

Technology Hardware, Storage & Peripherals — 10.6%
Apple Inc.	52,480,757	7,426,027,116
Dell Technologies Inc., Class C(a)	437,294	45,496,068

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
HP Inc.	1,395,267	$38,174,505
NetApp Inc.	499,200	44,808,192
Pure Storage Inc., Class A(a)	830,471	20,894,650

		7,575,400,531

Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	4	383
Deckers Outdoor Corp.(a)	10,848	3,907,450
Hanesbrands Inc.	690,679	11,852,052
Lululemon Athletica Inc.(a)	381,651	154,454,160
Nike Inc., Class B	4,141,237	601,431,849
Skechers U.S.A. Inc., Class A(a)	49,048	2,065,902
Tapestry Inc.	92,918	3,439,824
VF Corp.	691,448	46,320,101

		823,471,721

Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A	495,143	7,942,094
UWM Holdings Corp.	177,891	1,236,342

		9,178,436

Tobacco — 0.2%
Altria Group Inc.	3,446,913	156,903,480

Trading Companies & Distributors — 0.3%
Core & Main Inc., Class A(a)(b)	60,201	1,577,868
Fastenal Co.	1,694,107	87,432,862
SiteOne Landscape Supply Inc.(a)(b)	76,468	15,253,072
United Rentals Inc.(a)	83,612	29,341,959
WW Grainger Inc.	128,207	50,393,044

		183,998,805

Total Common Stocks — 99.8% (Cost: $42,776,950,627)		71,317,771,710

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	830,078,537	$830,493,576
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	91,100,000	91,100,000

		921,593,576

Total Short-Term Investments — 1.3% (Cost: $920,970,484)		921,593,576

Total Investments in Securities — 101.1% (Cost: $43,697,921,111)		72,239,365,286

Other Assets, Less Liabilities — (1.1)%		(816,752,988)

Net Assets — 100.0%		$71,422,612,298

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$986,160,919	$—		$(155,602,189	)(a)	$92,737	$(157,891)	$830,493,576	830,078,537	$1,698,988	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	77,470,000	13,630,000	(a)	—		—	—	91,100,000	91,100,000	3,854		—

						$92,737	$(157,891)	$921,593,576		$1,702,842		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Growth ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
NASDAQ 100 E-Mini Index	243	12/17/21	$71,357	$(4,158,539)
S&P 500 E-Mini Index	80	12/17/21	17,191	(713,629)

				$(4,872,168)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,872,168

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$17,038,580

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,807,088)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$100,318,620

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$71,317,771,710	$—	$—	$71,317,771,710
Money Market Funds	921,593,576	—	—	921,593,576

	$72,239,365,286	$—	$—	$72,239,365,286

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,872,168)	$—	$—	$(4,872,168)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Boeing Co. (The)(a)	1,436,921	$316,036,405
BWX Technologies Inc.	62,479	3,365,119
Curtiss-Wright Corp.	108,886	13,739,235
General Dynamics Corp.	665,921	130,540,494
HEICO Corp.(b)	77,858	10,267,134
HEICO Corp., Class A(b)	146,801	17,385,642
Hexcel Corp.(a)	222,752	13,229,241
Howmet Aerospace Inc.	959,283	29,929,630
Huntington Ingalls Industries Inc.	107,641	20,781,171
L3Harris Technologies Inc.	535,882	118,022,652
Lockheed Martin Corp.	83,685	28,879,694
Mercury Systems Inc.(a)	147,164	6,978,517
Northrop Grumman Corp.	369,668	133,135,930
Raytheon Technologies Corp.	4,065,884	349,503,389
Spirit AeroSystems Holdings Inc., Class A	197,834	8,742,284
Textron Inc.	601,401	41,983,804
TransDigm Group Inc.(a)	98,674	61,628,820
Virgin Galactic Holdings Inc.(a)(b)	38,767	980,805

		1,305,129,966

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	282,547	24,581,589
Expeditors International of Washington Inc.	118,604	14,129,294
FedEx Corp.	371,502	81,466,674
GXO Logistics Inc.(a)	36,858	2,891,142

		123,068,699

Airlines — 0.4%
Alaska Air Group Inc.(a)	334,413	19,596,602
American Airlines Group Inc.(a)	1,691,321	34,705,907
Copa Holdings SA, Class A, NVS(a)	79,731	6,488,509
JetBlue Airways Corp.(a)(b)	844,163	12,907,252
Southwest Airlines Co.(a)	1,583,652	81,447,222
United Airlines Holdings Inc.(a)(b)	866,522	41,220,452

		196,365,944

Auto Components — 0.3%
Aptiv PLC(a)	594,330	88,537,340
BorgWarner Inc.	638,218	27,577,400
Gentex Corp.	626,349	20,656,990
Lear Corp.	159,939	25,027,255
QuantumScape Corp.(a)(b)	149,663	3,672,730

		165,471,715

Automobiles — 0.7%
Ford Motor Co.(a)	10,497,149	148,639,630
General Motors Co.(a)	3,688,431	194,417,198
Harley-Davidson Inc.	421,831	15,443,233
Thor Industries Inc.	84,074	10,320,924

		368,820,985

Banks — 8.7%
Bank of America Corp.	19,870,760	843,513,762
Bank of Hawaii Corp.	102,693	8,438,284
Bank OZK	338,765	14,560,120
BOK Financial Corp.	87,036	7,794,074
Citigroup Inc.	5,437,731	381,619,962
Citizens Financial Group Inc.	931,589	43,766,051
Comerica Inc.	360,405	29,012,602
Commerce Bancshares Inc.	291,451	20,308,306
Cullen/Frost Bankers Inc.	150,226	17,819,808
East West Bancorp. Inc.	375,871	29,145,037

Security	Shares	Value

Banks (continued)
Fifth Third Bancorp	1,854,553	$78,707,229
First Citizens BancShares Inc./NC, Class A(b)	16,094	13,569,978
First Hawaiian Inc.	338,938	9,947,830
First Horizon Corp.	1,457,005	23,734,611
First Republic Bank/CA	479,715	92,527,429
FNB Corp.	848,109	9,855,027
Huntington Bancshares Inc./OH	3,929,072	60,743,453
JPMorgan Chase & Co.	7,966,723	1,304,072,888
KeyCorp	2,567,492	55,509,177
M&T Bank Corp.	341,703	51,029,926
PacWest Bancorp	311,009	14,094,928
People’s United Financial Inc.	1,166,165	20,372,903
Pinnacle Financial Partners Inc.	203,808	19,174,257
PNC Financial Services Group Inc. (The)	1,138,351	222,706,990
Popular Inc.	213,176	16,557,380
Prosperity Bancshares Inc.	246,004	17,498,264
Regions Financial Corp.	2,562,012	54,596,476
Signature Bank/New York NY	159,762	43,499,997
Sterling Bancorp./DE	468,568	11,695,457
SVB Financial Group(a)	152,457	98,621,384
Synovus Financial Corp.	349,623	15,344,953
Truist Financial Corp.	3,603,447	211,342,167
U.S. Bancorp	3,601,231	214,057,171
Umpqua Holdings Corp.	609,352	12,339,378
Webster Financial Corp.	250,464	13,640,269
Wells Fargo & Co.	11,100,012	515,151,557
Western Alliance Bancorp	132,735	14,444,223
Wintrust Financial Corp.	150,973	12,133,700
Zions Bancorp. NA	429,849	26,603,355

		4,649,550,363

Beverages — 0.9%
Brown-Forman Corp., Class A	52,868	3,313,238
Brown-Forman Corp., Class B, NVS	253,922	17,015,313
Coca-Cola Co. (The)	3,062,974	160,714,246
Constellation Brands Inc., Class A	427,434	90,056,070
Keurig Dr Pepper Inc.	1,873,571	64,001,185
Molson Coors Beverage Co., Class B	487,127	22,592,950
Monster Beverage Corp.(a)	71,222	6,326,650
PepsiCo Inc.	633,453	95,277,666

		459,297,318

Biotechnology — 1.5%
Amgen Inc.	271,083	57,645,800
Biogen Inc.(a)	397,917	112,606,532
BioMarin Pharmaceutical Inc.(a)	485,331	37,511,233
Exact Sciences Corp.(a)(b)	34,100	3,254,845
Exelixis Inc.(a)	118,688	2,509,064
Gilead Sciences Inc.	3,368,469	235,287,560
Horizon Therapeutics PLC(a)	477,981	52,358,039
Incyte Corp.(a)	70,606	4,856,281
Ionis Pharmaceuticals Inc.(a)(b)	29,501	989,463
Iovance Biotherapeutics Inc.(a)(b)	291,845	7,196,898
Mirati Therapeutics Inc.(a)	15,192	2,687,617
Natera Inc.(a)	18,720	2,086,157
Regeneron Pharmaceuticals Inc.(a)	240,114	145,312,190
Sage Therapeutics Inc.(a)(b)	128,983	5,715,237
Seagen Inc.(a)	35,550	6,036,390
Ultragenyx Pharmaceutical Inc.(a)(b)	43,930	3,962,047
United Therapeutics Corp.(a)	117,368	21,663,785

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals Inc.(a)(b)	417,009	$75,641,262

		777,320,400

Building Products — 0.8%
A O Smith Corp.	352,086	21,501,892
Allegion PLC	54,541	7,209,229
Armstrong World Industries Inc.	65,556	6,258,631
AZEK Co. Inc. (The)(a)	146,622	5,356,102
Builders FirstSource Inc.(a)(b)	545,514	28,224,894
Carlisle Companies Inc.	82,554	16,410,910
Carrier Global Corp.	1,240,256	64,195,651
Fortune Brands Home & Security Inc.	274,123	24,512,079
Johnson Controls International PLC	1,919,781	130,698,691
Lennox International Inc.	89,490	26,325,273
Masco Corp.	660,451	36,688,053
Owens Corning	275,072	23,518,656
Trane Technologies PLC	328,259	56,673,916

		447,573,977

Capital Markets — 4.9%
Affiliated Managers Group Inc.(b)	110,524	16,699,071
Ameriprise Financial Inc.	135,081	35,677,594
Ares Management Corp., Class A	44,300	3,270,669
Bank of New York Mellon Corp. (The)	2,120,156	109,908,887
BlackRock Inc.(c)	383,535	321,655,463
Carlyle Group Inc. (The)	432,527	20,449,877
Cboe Global Markets Inc.	284,787	35,273,718
Charles Schwab Corp. (The)	4,035,661	293,957,547
CME Group Inc.	961,769	185,986,889
Evercore Inc., Class A	102,073	13,644,098
FactSet Research Systems Inc.	14,034	5,540,343
Franklin Resources Inc.	770,778	22,907,522
Goldman Sachs Group Inc. (The)	836,764	316,321,895
Interactive Brokers Group Inc., Class A	222,650	13,880,001
Intercontinental Exchange Inc.	1,491,741	171,281,702
Invesco Ltd.	889,055	21,435,116
Janus Henderson Group PLC	388,557	16,059,061
Jefferies Financial Group Inc.	582,667	21,634,426
KKR & Co. Inc.	1,490,151	90,720,393
Lazard Ltd., Class A	268,754	12,308,933
Moody’s Corp.	21,549	7,652,265
Morgan Stanley	3,653,143	355,487,345
Morningstar Inc.	7,512	1,945,833
MSCI Inc.	62,261	37,875,857
Nasdaq Inc.	313,393	60,491,117
Northern Trust Corp.	550,306	59,328,490
Raymond James Financial Inc.	468,682	43,249,975
S&P Global Inc.	188,617	80,141,477
SEI Investments Co.	282,539	16,754,563
State Street Corp.	983,312	83,306,193
Stifel Financial Corp.	270,868	18,408,189
T Rowe Price Group Inc.	404,069	79,480,372
Tradeweb Markets Inc., Class A	279,480	22,576,394
Virtu Financial Inc., Class A	225,854	5,517,613

		2,600,828,888

Chemicals — 1.9%
Air Products & Chemicals Inc.	593,071	151,891,414
Albemarle Corp.	310,686	68,030,913
Ashland Global Holdings Inc.	146,244	13,033,265
Axalta Coating Systems Ltd.(a)	438,872	12,810,674
Celanese Corp.	190,384	28,679,446

Security	Shares	Value

Chemicals (continued)
CF Industries Holdings Inc.	580,727	$32,416,181
Chemours Co. (The)	210,208	6,108,645
Corteva Inc.	1,978,538	83,256,879
Diversey Holdings Ltd.(a)(b)	31,129	499,309
Dow Inc.	1,860,698	107,101,777
DuPont de Nemours Inc.	1,406,085	95,599,719
Eastman Chemical Co.	361,432	36,410,660
Ecolab Inc.	81,985	17,103,711
Element Solutions Inc.	600,333	13,015,219
FMC Corp.	261,924	23,981,761
Huntsman Corp.	556,542	16,468,078
International Flavors & Fragrances Inc.	666,996	89,190,705
LyondellBasell Industries NV, Class A	617,984	57,997,798
Mosaic Co. (The)	919,862	32,857,471
NewMarket Corp.	17,885	6,058,901
Olin Corp.	364,709	17,597,209
PPG Industries Inc.	366,817	52,458,499
RPM International Inc.	141,523	10,989,261
Valvoline Inc.	482,114	15,032,315
Westlake Chemical Corp.	70,484	6,423,912

		995,013,722

Commercial Services & Supplies — 0.5%
ADT Inc.	361,908	2,927,836
Cintas Corp.	13,591	5,173,550
Clean Harbors Inc.(a)	135,007	14,023,177
Driven Brands Holdings Inc.(a)	142,343	4,112,289
MSA Safety Inc.	69,496	10,125,567
Republic Services Inc.	561,560	67,420,894
Rollins Inc.	28,157	994,805
Stericycle Inc.(a)	251,454	17,091,328
Waste Management Inc.	952,239	142,226,417

		264,095,863

Communications Equipment — 1.6%
Arista Networks Inc.(a)	16,953	5,825,729
Ciena Corp.(a)	420,787	21,607,413
Cisco Systems Inc.	11,339,712	617,220,524
F5 Networks Inc.(a)(b)	162,218	32,245,694
Juniper Networks Inc.	883,295	24,308,278
Lumentum Holdings Inc.(a)(b)	207,774	17,357,440
Motorola Solutions Inc.	445,526	103,504,600
Viasat Inc.(a)	187,237	10,311,142

		832,380,820

Construction & Engineering — 0.2%
AECOM(a)	364,074	22,991,273
MasTec Inc.(a)	155,366	13,404,979
Quanta Services Inc.	369,960	42,108,847
Valmont Industries Inc.	57,708	13,568,305

		92,073,404

Construction Materials — 0.3%
Eagle Materials Inc.	113,309	14,861,608
Martin Marietta Materials Inc.	166,017	56,724,689
Vulcan Materials Co.	353,145	59,738,008

		131,324,305

Consumer Finance — 0.9%
Ally Financial Inc.	970,381	49,537,950
American Express Co.	629,380	105,440,031
Capital One Financial Corp.	1,188,153	192,445,142
Credit Acceptance Corp.(a)(b)	21,753	12,732,031
Discover Financial Services	362,771	44,566,417

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
OneMain Holdings Inc.	276,968	$15,324,640
Santander Consumer USA Holdings Inc.	160,782	6,704,609
SLM Corp.	820,776	14,445,658
Synchrony Financial	1,244,732	60,842,500

		502,038,978

Containers & Packaging — 0.7%
Amcor PLC	4,106,571	47,595,158
AptarGroup Inc.	179,252	21,393,726
Ardagh Group SA	42,212	1,075,984
Avery Dennison Corp.	105,843	21,931,728
Ball Corp.	603,203	54,270,174
Berry Global Group Inc.(a)	368,206	22,416,381
Crown Holdings Inc.	298,324	30,065,093
Graphic Packaging Holding Co.	539,566	10,273,337
International Paper Co.	1,049,076	58,664,330
Packaging Corp. of America	249,835	34,337,323
Sealed Air Corp.	175,822	9,633,287
Silgan Holdings Inc.	217,962	8,361,022
Sonoco Products Co.	258,450	15,398,451
Westrock Co.	714,945	35,625,709

		371,041,703

Distributors — 0.2%
Genuine Parts Co.	376,077	45,591,815
LKQ Corp.(a)	729,112	36,688,916

		82,280,731

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	32,679	4,556,106
Chegg Inc.(a)(b)	96,180	6,542,164
frontdoor Inc.(a)	72,391	3,033,183
Grand Canyon Education Inc.(a)	115,904	10,194,916
H&R Block Inc.	72,326	1,808,150
Mister Car Wash Inc.(a)	29,070	530,527
Service Corp. International	435,587	26,248,473
Terminix Global Holdings Inc.(a)	329,800	13,742,766

		66,656,285

Diversified Financial Services — 2.7%
Berkshire Hathaway Inc., Class B(a)	4,981,819	1,359,737,679
Equitable Holdings Inc.	994,402	29,474,075
Voya Financial Inc.	303,511	18,632,540

		1,407,844,294

Diversified Telecommunication Services — 2.2%
AT&T Inc.	19,167,395	517,711,339
Lumen Technologies Inc.	2,930,494	36,308,821
Verizon Communications Inc.	11,119,595	600,569,326

		1,154,589,486

Electric Utilities — 3.0%
Alliant Energy Corp.	666,178	37,292,644
American Electric Power Co. Inc.	1,342,320	108,969,538
Avangrid Inc.	147,309	7,159,217
Duke Energy Corp.	2,064,402	201,464,991
Edison International	999,684	55,452,472
Entergy Corp.	537,243	53,353,602
Evergy Inc.	608,841	37,869,910
Eversource Energy	920,226	75,237,678
Exelon Corp.	2,618,151	126,561,419
FirstEnergy Corp.	1,458,330	51,945,715
Hawaiian Electric Industries Inc.	280,731	11,462,247
IDACORP Inc.	139,296	14,400,421

Security	Shares	Value

Electric Utilities (continued)
NextEra Energy Inc.	5,261,943	$413,167,764
NRG Energy Inc.	366,175	14,950,925
OGE Energy Corp.	547,291	18,038,711
PG&E Corp.(a)(b)	4,024,123	38,631,581
Pinnacle West Capital Corp.	307,501	22,250,772
PPL Corp.	2,065,962	57,599,021
Southern Co. (The)	2,837,947	175,867,576
Xcel Energy Inc.	1,442,210	90,138,125

		1,611,814,329

Electrical Equipment — 1.0%
Acuity Brands Inc.	95,070	16,482,286
AMETEK Inc.	618,062	76,645,869
ChargePoint Holdings Inc.(a)(b)	273,125	5,459,769
Eaton Corp. PLC	1,067,988	159,461,288
Emerson Electric Co.	1,600,366	150,754,477
Hubbell Inc.	144,076	26,030,211
nVent Electric PLC	432,405	13,979,654
Regal Beloit Corp.	111,659	16,786,814
Rockwell Automation Inc.	122,100	35,902,284
Sensata Technologies Holding PLC(a)	423,732	23,186,615
Shoals Technologies Group Inc., Class A(a)(b)	264,030	7,361,156
Sunrun Inc.(a)(b)	543,620	23,919,280

		555,969,703

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	449,918	32,947,495
Arrow Electronics Inc.(a)	190,683	21,411,794
Avnet Inc.	257,856	9,532,936
Coherent Inc.(a)	5,221	1,305,720
Corning Inc.	1,350,492	49,279,453
IPG Photonics Corp.(a)(b)	92,537	14,657,861
Jabil Inc.	71,607	4,179,701
Keysight Technologies Inc.(a)(b)	281,249	46,206,398
Littelfuse Inc.	62,999	17,215,737
National Instruments Corp.	344,615	13,519,246
SYNNEX Corp.	115,138	11,985,866
Teledyne Technologies Inc.(a)	123,148	52,901,918
Trimble Inc.(a)	671,239	55,209,408
Vontier Corp.(b)	206,019	6,922,238

		337,275,771

Energy Equipment & Services — 0.4%
Baker Hughes Co.	1,968,215	48,673,957
Halliburton Co.	2,236,139	48,345,325
NOV Inc.(a)	1,076,616	14,114,436
Schlumberger NV	3,752,380	111,220,543

		222,354,261

Entertainment — 2.2%
Activision Blizzard Inc.	2,071,676	160,327,006
Electronic Arts Inc.	759,868	108,091,223
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	56,738	2,669,523
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	538,907	27,705,209
Live Nation Entertainment Inc.(a)(b)	226,922	20,679,402
Madison Square Garden Sports Corp.(a)(b)	28,949	5,383,067
Take-Two Interactive Software Inc.(a)	250,249	38,555,863
Walt Disney Co. (The)(a)	4,623,642	782,181,517
World Wrestling Entertainment Inc., Class A	16,109	906,292
Zynga Inc., Class A(a)(b)	1,391,406	10,477,287

		1,156,976,389

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 4.4%
Alexandria Real Estate Equities Inc.	411,868	$78,695,619
American Campus Communities Inc.	375,544	18,195,107
American Homes 4 Rent, Class A	766,959	29,236,477
Americold Realty Trust	692,570	20,119,158
Apartment Income REIT Corp.	417,530	20,379,639
AvalonBay Communities Inc.	373,697	82,826,203
Boston Properties Inc.	415,624	45,032,860
Brixmor Property Group Inc.	811,371	17,939,413
Camden Property Trust	259,571	38,278,935
CoreSite Realty Corp.	28,361	3,929,133
Cousins Properties Inc.	395,012	14,729,997
CubeSmart	536,636	26,000,014
CyrusOne Inc.	332,136	25,710,648
Digital Realty Trust Inc.	752,452	108,691,691
Douglas Emmett Inc.	459,608	14,528,209
Duke Realty Corp.	992,947	47,532,373
EPR Properties	205,969	10,170,749
Equinix Inc.	69,515	54,925,887
Equity LifeStyle Properties Inc.	224,997	17,572,266
Equity Residential	987,995	79,948,555
Essex Property Trust Inc.	173,710	55,542,035
Extra Space Storage Inc.	320,227	53,794,934
Federal Realty Investment Trust	210,042	24,782,856
First Industrial Realty Trust Inc.	352,645	18,365,752
Gaming and Leisure Properties Inc.	586,616	27,172,053
Healthcare Trust of America Inc., Class A	597,224	17,713,664
Healthpeak Properties Inc.	1,430,190	47,882,761
Highwoods Properties Inc.	273,751	12,006,719
Host Hotels & Resorts Inc.(a)	1,894,826	30,942,509
Hudson Pacific Properties Inc.	411,274	10,804,168
Invitation Homes Inc.	1,543,867	59,176,422
Iron Mountain Inc.	226,035	9,821,221
JBG SMITH Properties	319,526	9,461,165
Kilroy Realty Corp.	317,414	21,015,981
Kimco Realty Corp.	1,546,542	32,090,746
Lamar Advertising Co., Class A	25,702	2,915,892
Life Storage Inc.	211,428	24,259,249
Medical Properties Trust Inc.	1,596,052	32,032,764
Mid-America Apartment Communities Inc.	310,755	58,033,496
National Retail Properties Inc.	476,370	20,574,420
Omega Healthcare Investors Inc.	638,082	19,116,937
Park Hotels & Resorts Inc.(a)	647,498	12,393,112
Prologis Inc.	1,977,632	248,054,382
Public Storage	95,372	28,335,021
Rayonier Inc.	363,359	12,964,649
Realty Income Corp.	1,038,763	67,374,168
Regency Centers Corp.	449,705	30,278,638
Rexford Industrial Realty Inc.	373,592	21,201,346
SBA Communications Corp.	241,912	79,968,850
Simon Property Group Inc.	114,001	14,816,710
SL Green Realty Corp.	176,184	12,480,875
Spirit Realty Capital Inc.	316,114	14,553,889
STORE Capital Corp.	666,240	21,339,667
Sun Communities Inc.	304,828	56,423,663
UDR Inc.	786,230	41,654,465
Ventas Inc.	1,051,542	58,055,634
VEREIT Inc.	611,595	27,662,442
VICI Properties Inc.	1,569,201	44,581,000
Vornado Realty Trust	480,404	20,181,772
Welltower Inc.	1,130,460	93,149,904

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	2,008,615	$71,446,435
WP Carey Inc.	487,332	35,594,729

		2,354,460,028

Food & Staples Retailing — 1.5%
Albertsons Companies Inc., Class A	431,111	13,420,485
Casey’s General Stores Inc.	100,996	19,032,696
Costco Wholesale Corp.	77,069	34,630,955
Grocery Outlet Holding Corp.(a)	231,417	4,991,665
Kroger Co. (The)	2,004,623	81,046,908
U.S. Foods Holding Corp.(a)	604,586	20,954,951
Walgreens Boots Alliance Inc.	1,918,378	90,259,685
Walmart Inc.	3,849,281	536,512,786

		800,850,131

Food Products — 1.7%
Archer-Daniels-Midland Co.	1,500,899	90,068,949
Beyond Meat Inc.(a)(b)	13,832	1,455,956
Bunge Ltd.	364,114	29,609,750
Campbell Soup Co.	532,058	22,245,345
Conagra Brands Inc.	1,246,256	42,210,691
Darling Ingredients Inc.(a)	407,741	29,316,578
Flowers Foods Inc.	522,650	12,350,220
General Mills Inc.	1,629,632	97,484,586
Hain Celestial Group Inc. (The)(a)(b)	223,565	9,564,111
Hershey Co. (The)	55,364	9,370,357
Hormel Foods Corp.	751,016	30,791,656
Ingredion Inc.	174,275	15,512,218
JM Smucker Co. (The)	278,985	33,486,570
Kellogg Co.	381,349	24,375,828
Kraft Heinz Co. (The)	1,780,090	65,542,914
Lamb Weston Holdings Inc.	282,640	17,345,617
McCormick & Co. Inc./MD, NVS	668,813	54,193,917
Mondelez International Inc., Class A	3,741,419	217,675,757
Pilgrim’s Pride Corp.(a)	87,968	2,558,109
Post Holdings Inc.(a)	162,100	17,856,936
Seaboard Corp.	551	2,259,095
Tyson Foods Inc., Class A	769,931	60,778,353

		886,053,513

Gas Utilities — 0.1%
Atmos Energy Corp.	346,396	30,552,127
National Fuel Gas Co.	240,950	12,654,694
UGI Corp.	566,305	24,135,919

		67,342,740

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	2,330,388	275,288,734
Baxter International Inc.	1,348,296	108,443,447
Becton Dickinson and Co.	765,692	188,222,407
Boston Scientific Corp.(a)	3,805,643	165,126,850
Cooper Companies Inc. (The)	129,736	53,621,186
Danaher Corp.	1,612,861	491,019,403
DENTSPLY SIRONA Inc.	578,610	33,588,310
Envista Holdings Corp.(a)	440,853	18,432,064
Figs Inc., Class A(a)	76,390	2,837,125
Globus Medical Inc., Class A(a)	201,972	15,475,095
Hill-Rom Holdings Inc.	180,774	27,116,100
Hologic Inc.(a)	675,763	49,878,067
ICU Medical Inc.(a)	53,025	12,374,975
Integra LifeSciences Holdings Corp.(a)(b)	189,912	13,005,174
Masimo Corp.(a)	36,705	9,936,411
Medtronic PLC	3,602,618	451,588,166

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Quidel Corp.(a)	96,327	$13,596,556
ResMed Inc.	37,154	9,791,937
STERIS PLC	198,339	40,516,691
Stryker Corp.	535,997	141,353,129
Tandem Diabetes Care Inc.(a)(b)	9,751	1,164,074
Teleflex Inc.	102,447	38,576,418
Zimmer Biomet Holdings Inc.	559,434	81,878,760

		2,242,831,079

Health Care Providers & Services — 4.3%
Acadia Healthcare Co. Inc.(a)	236,456	15,081,164
agilon health Inc.(a)	12,992	340,520
Amedisys Inc.(a)	7,403	1,103,787
AmerisourceBergen Corp.	400,028	47,783,345
Anthem Inc.	657,178	244,995,959
Cardinal Health Inc.	326,729	16,160,016
Centene Corp.(a)	1,551,426	96,669,354
Chemed Corp.	29,761	13,842,436
Cigna Corp.	896,008	179,344,961
CVS Health Corp.	3,531,749	299,704,220
DaVita Inc.(a)	51,139	5,945,420
Encompass Health Corp.	111,132	8,339,345
Henry Schein Inc.(a)(b)	375,130	28,569,901
Humana Inc.	345,916	134,613,211
Laboratory Corp. of America Holdings(a)	259,742	73,101,789
McKesson Corp.	357,312	71,240,867
Molina Healthcare Inc.(a)	130,242	35,335,957
Oak Street Health Inc.(a)(b)	15,982	679,715
Premier Inc., Class A	335,303	12,996,344
Quest Diagnostics Inc.	328,365	47,714,718
Signify Health Inc., Class A(a)(b)	169,839	3,035,023
UnitedHealth Group Inc.	2,350,203	918,318,320
Universal Health Services Inc., Class B	198,642	27,486,094

		2,282,402,466

Health Care Technology — 0.2%
Cerner Corp.	796,483	56,167,981
Certara Inc.(a)	96,300	3,187,530
Change Healthcare Inc.(a)	682,179	14,284,828
Teladoc Health Inc.(a)(b)	406,959	51,606,471

		125,246,810

Hotels, Restaurants & Leisure — 1.7%
Aramark	627,186	20,609,332
Boyd Gaming Corp.(a)	172,684	10,923,990
Caesars Entertainment Inc.(a)	206,449	23,180,094
Carnival Corp.(a)	2,283,260	57,104,333
Darden Restaurants Inc.	108,781	16,477,058
Domino’s Pizza Inc.	31,291	14,924,555
Hilton Worldwide Holdings Inc.(a)	241,173	31,861,365
Hyatt Hotels Corp., Class A(a)	126,843	9,779,595
Marriott Vacations Worldwide Corp.	108,458	17,063,697
McDonald’s Corp.	1,647,261	397,171,100
MGM Resorts International	1,075,202	46,394,966
Norwegian Cruise Line Holdings Ltd.(a)(b)	983,571	26,271,181
Penn National Gaming Inc.(a)(b)	389,556	28,227,228
Planet Fitness Inc., Class A(a)(b)	69,385	5,450,192
Royal Caribbean Cruises Ltd.(a)	584,698	52,008,887
Six Flags Entertainment Corp.(a)	127,179	5,405,108
Travel + Leisure Co.	75,586	4,121,705
Wyndham Hotels & Resorts Inc.	90,268	6,967,787
Yum China Holdings Inc.	1,040,186	60,445,208

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands Inc.	731,766	$89,502,299

		923,889,680

Household Durables — 0.6%
DR Horton Inc.	521,769	43,812,943
Garmin Ltd.	405,787	63,083,647
Leggett & Platt Inc.	365,607	16,393,818
Lennar Corp., Class A	727,579	68,159,601
Lennar Corp., Class B	36,798	2,855,157
Mohawk Industries Inc.(a)	150,348	26,671,735
Newell Brands Inc.	1,012,761	22,422,528
NVR Inc.(a)	2,845	13,639,158
PulteGroup Inc.	489,769	22,490,192
Toll Brothers Inc.	187,034	10,341,110
TopBuild Corp.(a)(b)	15,110	3,094,679
Whirlpool Corp.	166,559	33,954,718

		326,919,286

Household Products — 2.1%
Church & Dwight Co. Inc.	622,924	51,434,835
Clorox Co. (The)	59,750	9,895,198
Colgate-Palmolive Co.	1,052,771	79,568,432
Kimberly-Clark Corp.	449,362	59,513,503
Procter & Gamble Co. (The)	6,533,344	913,361,491
Reynolds Consumer Products Inc.	124,983	3,417,035
Spectrum Brands Holdings Inc.	117,230	11,215,394

		1,128,405,888

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	1,758,736	40,151,943
Brookfield Renewable Corp., Class A	267,769	10,392,115
Vistra Corp.	1,304,980	22,315,158

		72,859,216

Industrial Conglomerates — 1.8%
3M Co.	1,325,395	232,500,791
General Electric Co.	2,930,180	301,896,445
Honeywell International Inc.	1,461,804	310,311,753
Roper Technologies Inc.	281,215	125,458,448

		970,167,437

Insurance — 3.9%
Aflac Inc.	1,785,431	93,074,518
Alleghany Corp.(a)	32,221	20,119,115
Allstate Corp. (The)	790,632	100,655,360
American Financial Group Inc./OH	180,435	22,704,136
American International Group Inc.	2,302,570	126,388,067
Aon PLC, Class A	246,657	70,487,171
Arch Capital Group Ltd.(a)(b)	781,545	29,839,388
Arthur J Gallagher & Co.	551,802	82,025,367
Assurant Inc.	156,454	24,680,618
Assured Guaranty Ltd.	187,491	8,776,454
Athene Holding Ltd., Class A(a)	315,194	21,707,411
Axis Capital Holdings Ltd.	198,152	9,122,918
Brighthouse Financial Inc.(a)	217,068	9,817,986
Brown & Brown Inc.	588,545	32,634,820
Chubb Ltd.	1,171,691	203,264,955
Cincinnati Financial Corp.	398,947	45,567,726
CNA Financial Corp.	65,203	2,735,918
Erie Indemnity Co., Class A, NVS(b)	20,576	3,671,170
Everest Re Group Ltd.	83,766	21,006,837
Fidelity National Financial Inc.	728,968	33,051,409
First American Financial Corp.	284,599	19,082,363
Globe Life Inc.	269,659	24,007,741

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hanover Insurance Group Inc. (The)	95,092	$12,325,825
Hartford Financial Services Group Inc. (The)	933,948	65,609,847
Kemper Corp.	154,099	10,292,272
Lemonade Inc.(a)(b)	84,851	5,685,865
Lincoln National Corp.	427,125	29,364,844
Loews Corp.	583,873	31,488,271
Markel Corp.(a)	29,987	35,838,363
Marsh & McLennan Companies Inc.	1,202,132	182,038,849
Mercury General Corp.	66,442	3,698,826
MetLife Inc.	1,945,371	120,087,752
Old Republic International Corp.	768,553	17,776,631
Primerica Inc.	107,999	16,591,886
Principal Financial Group Inc.	714,065	45,985,786
Progressive Corp. (The)	1,567,095	141,649,717
Prudential Financial Inc.	1,035,570	108,941,964
Reinsurance Group of America Inc.	185,468	20,635,170
RenaissanceRe Holdings Ltd.	69,155	9,640,207
Travelers Companies Inc. (The)	673,765	102,419,018
Unum Group	541,456	13,568,887
W R Berkley Corp.	367,514	26,894,675
White Mountains Insurance Group Ltd.(b)	7,675	8,209,257
Willis Towers Watson PLC	344,333	80,043,649

		2,093,209,009

Interactive Media & Services — 1.4%
Alphabet Inc., Class A(a)	112,203	299,976,964
Alphabet Inc., Class C, NVS(a)	104,654	278,935,353
IAC/InterActiveCorp.(a)(b)	207,650	27,054,718
TripAdvisor Inc.(a)	101,393	3,432,153
Twitter Inc.(a)	1,871,715	113,032,869
Vimeo Inc.(a)(b)	42,634	1,252,161

		723,684,218

Internet & Direct Marketing Retail — 0.1%
DoorDash Inc., Class A(a)	45,751	9,423,791
Qurate Retail Inc., Series A	1,041,710	10,615,025
Wayfair Inc., Class A(a)(b)	89,366	22,833,907

		42,872,723

IT Services — 2.9%
Accenture PLC, Class A	334,457	106,999,483
Akamai Technologies Inc.(a)(b)	432,636	45,249,399
Alliance Data Systems Corp.	128,786	12,993,220
Amdocs Ltd.	344,544	26,085,426
Automatic Data Processing Inc.	91,624	18,317,470
Broadridge Financial Solutions Inc.	28,334	4,721,578
Cloudflare Inc., Class A(a)(b)	35,602	4,010,565
Cognizant Technology Solutions Corp., Class A	1,412,644	104,832,311
Concentrix Corp.(a)	111,156	19,674,612
DXC Technology Co.(a)	675,707	22,710,512
Euronet Worldwide Inc.(a)	36,352	4,626,883
Fastly Inc., Class A(a)(b)	281,535	11,385,275
Fidelity National Information Services Inc.	1,662,230	202,260,146
Fiserv Inc.(a)(b)	1,495,550	162,267,175
FleetCor Technologies Inc.(a)	170,211	44,471,028
Genpact Ltd.	474,118	22,525,346
Global Payments Inc.	786,572	123,948,016
GoDaddy Inc., Class A(a)(b)	400,405	27,908,229
International Business Machines Corp.	2,397,879	333,137,330
Jack Henry & Associates Inc.	148,547	24,370,621
Paychex Inc.	109,918	12,360,279
Paysafe Ltd.(a)(b)	1,121,356	8,690,509

Security	Shares	Value

IT Services (continued)
Snowflake Inc., Class A(a)	30,549	$9,238,934
SolarWinds Corp.	92,915	1,554,468
StoneCo Ltd., Class A(a)	40,634	1,410,813
Twilio Inc., Class A(a)	321,500	102,574,575
VeriSign Inc.(a)	264,305	54,185,168
Western Union Co. (The)	843,091	17,047,300
WEX Inc.(a)	39,134	6,893,063

		1,536,449,734

Leisure Products — 0.1%
Brunswick Corp./DE	186,260	17,744,990
Hasbro Inc.	340,782	30,404,570
Hayward Holdings Inc.(a)(b)	74,825	1,664,108
Polaris Inc.	42,516	5,087,465

		54,901,133

Life Sciences Tools & Services — 1.5%
Adaptive Biotechnologies Corp.(a)(b)	31,581	1,073,438
Agilent Technologies Inc.	87,454	13,776,629
Bio-Rad Laboratories Inc., Class A(a)(b)	56,579	42,205,105
Charles River Laboratories International Inc.(a)(b)	8,359	3,449,508
IQVIA Holdings Inc.(a)	257,886	61,774,012
PerkinElmer Inc.	298,731	51,767,095
PPD Inc.(a)	252,386	11,809,141
QIAGEN NV(a)(b)	605,015	31,267,175
Repligen Corp.(a)(b)	7,535	2,177,540
Syneos Health Inc.(a)	241,798	21,152,489
Thermo Fisher Scientific Inc.	959,361	548,111,720
Waters Corp.(a)	10,582	3,780,949

		792,344,801

Machinery — 1.9%
AGCO Corp.	151,265	18,534,501
Allison Transmission Holdings Inc.	55,046	1,944,225
Caterpillar Inc.	201,536	38,688,866
Colfax Corp.(a)(b)	311,086	14,278,847
Crane Co.	129,030	12,233,334
Cummins Inc.	385,045	86,465,705
Donaldson Co. Inc.	303,368	17,416,357
Dover Corp.	384,688	59,818,984
Flowserve Corp.	361,461	12,531,853
Fortive Corp.	875,794	61,804,783
Gates Industrial Corp. PLC(a)	242,356	3,943,132
Graco Inc.	176,580	12,355,303
IDEX Corp.	202,096	41,823,767
Illinois Tool Works Inc.	88,844	18,357,836
Ingersoll Rand Inc.(a)	1,085,685	54,729,381
ITT Inc.	235,445	20,210,599
Middleby Corp. (The)(a)	105,674	18,018,474
Nordson Corp.	128,968	30,713,729
Oshkosh Corp.	183,093	18,743,230
Otis Worldwide Corp.	1,151,783	94,768,705
PACCAR Inc.	913,496	72,093,104
Parker-Hannifin Corp.	287,612	80,422,067
Pentair PLC	440,191	31,971,072
Snap-on Inc.	142,114	29,694,720
Stanley Black & Decker Inc.	432,699	75,856,462
Timken Co. (The)	168,025	10,992,196
Toro Co. (The)	15,449	1,504,887
Westinghouse Air Brake Technologies Corp.	483,653	41,695,725
Woodward Inc.	157,332	17,809,982

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	166,670	$20,613,746

		1,020,035,572

Marine — 0.0%
Kirby Corp.(a)	167,594	8,037,808

Media — 2.2%
Altice USA Inc., Class A(a)	170,792	3,538,810
Cable One Inc.	6,768	12,271,264
Charter Communications Inc., Class A(a)(b)	17,864	12,997,132
Comcast Corp., Class A	12,237,871	684,464,125
Discovery Inc., Class A(a)(b)	429,973	10,912,715
Discovery Inc., Class C, NVS(a)(b)	861,155	20,900,232
DISH Network Corp., Class A(a)	661,023	28,728,060
Fox Corp., Class A, NVS	858,264	34,424,969
Fox Corp., Class B	405,907	15,067,268
Interpublic Group of Companies Inc. (The)	1,046,297	38,367,711
Liberty Broadband Corp., Class A(a)(b)	65,655	11,053,019
Liberty Broadband Corp., Class C, NVS(a)	389,609	67,285,474
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	215,125	10,147,446
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	426,320	20,237,410
New York Times Co. (The), Class A	450,426	22,192,489
News Corp., Class A, NVS	1,062,929	25,010,719
News Corp., Class B	311,556	7,237,446
Nexstar Media Group Inc., Class A	98,445	14,959,702
Omnicom Group Inc.	566,943	41,080,690
Sirius XM Holdings Inc.(b)	2,401,487	14,649,071
ViacomCBS Inc., Class A	30,521	1,284,019
ViacomCBS Inc., Class B, NVS	1,559,065	61,598,658

		1,158,408,429

Metals & Mining — 0.8%
Alcoa Corp.(a)	507,858	24,854,570
Cleveland-Cliffs Inc.(a)(b)	1,210,814	23,986,225
Freeport-McMoRan Inc.	2,774,421	90,251,915
Newmont Corp.	2,150,273	116,759,824
Nucor Corp.	788,066	77,616,620
Reliance Steel & Aluminum Co.	172,317	24,541,387
Royal Gold Inc.	179,418	17,132,625
Southern Copper Corp.	19,727	1,107,474
Steel Dynamics Inc.	424,477	24,823,415
United States Steel Corp.(b)	733,214	16,108,712

		417,182,767

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	1,396,096	22,016,434
Annaly Capital Management Inc.	3,721,834	31,337,842
New Residential Investment Corp.	1,153,893	12,692,823
Starwood Property Trust Inc.	752,269	18,362,886

		84,409,985

Multi-Utilities — 1.4%
Ameren Corp.	682,318	55,267,758
CenterPoint Energy Inc.	1,591,313	39,146,300
CMS Energy Corp.	769,738	45,976,451
Consolidated Edison Inc.	946,401	68,699,248
Dominion Energy Inc.	2,161,027	157,798,191
DTE Energy Co.	514,056	57,425,196
MDU Resources Group Inc.	548,610	16,277,259
NiSource Inc.	1,034,423	25,064,069
Public Service Enterprise Group Inc.	1,352,129	82,344,656
Sempra Energy	852,412	107,830,118

Security	Shares	Value

Multi-Utilities (continued)
WEC Energy Group Inc.	846,078	$74,624,080

		730,453,326

Multiline Retail — 0.6%
Dollar General Corp.	361,664	76,723,401
Dollar Tree Inc.(a)	621,033	59,445,279
Kohl’s Corp.	427,328	20,122,875
Nordstrom Inc.(a)(b)	25,959	686,616
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	181,596	10,946,607
Target Corp.	736,342	168,452,959

		336,377,737

Oil, Gas & Consumable Fuels — 4.7%
Antero Midstream Corp.	888,658	9,259,816
APA Corp.	1,030,960	22,093,473
Cabot Oil & Gas Corp.	948,382	20,636,792
Chevron Corp.	5,191,197	526,646,936
Cimarex Energy Co.	221,000	19,271,200
ConocoPhillips	3,622,139	245,472,360
Continental Resources Inc./OK(b)	155,550	7,178,633
Devon Energy Corp.	1,798,883	63,878,335
Diamondback Energy Inc.	253,412	23,990,514
DTE Midstream LLC(a)	248,777	11,503,449
EOG Resources Inc.	1,377,824	110,597,933
EQT Corp.(a)	764,958	15,651,041
Exxon Mobil Corp.	11,363,721	668,414,069
Hess Corp.	692,897	54,122,185
HollyFrontier Corp.	399,326	13,229,670
Kinder Morgan Inc.	5,215,595	87,256,904
Marathon Oil Corp.	2,131,308	29,134,980
Marathon Petroleum Corp.	1,708,370	105,594,350
Occidental Petroleum Corp.	1,977,964	58,508,175
ONEOK Inc.	1,189,279	68,966,289
Phillips 66	1,169,534	81,902,466
Pioneer Natural Resources Co.	318,929	53,104,868
Targa Resources Corp.	596,878	29,372,366
Valero Energy Corp.	1,097,276	77,434,767
Williams Companies Inc. (The)	3,258,718	84,531,145

		2,487,752,716

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	236,910	14,539,167

Personal Products — 0.0%
Coty Inc., Class A(a)	873,291	6,864,067
Herbalife Nutrition Ltd.(a)(b)	225,834	9,570,845

		16,434,912

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	5,994,106	354,671,252
Catalent Inc.(a)	331,679	44,136,524
Elanco Animal Health Inc.(a)(b)	1,183,878	37,753,869
Eli Lilly & Co.	477,634	110,357,336
Jazz Pharmaceuticals PLC(a)	161,922	21,083,864
Johnson & Johnson	7,070,148	1,141,828,902
Merck & Co. Inc.	6,798,022	510,599,432
Nektar Therapeutics(a)(b)	456,247	8,194,196
Organon & Co.	691,716	22,681,368
Perrigo Co. PLC	367,780	17,407,027
Pfizer Inc.	14,979,997	644,289,671
Royalty Pharma PLC, Class A	367,746	13,290,340
Viatris Inc.	3,217,801	43,601,204

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	65,854	$12,784,896

		2,982,679,881

Professional Services — 0.8%
CACI International Inc., Class A(a)	64,052	16,788,029
Clarivate PLC(a)	1,163,113	25,472,175
CoStar Group Inc.(a)	235,760	20,289,506
Dun & Bradstreet Holdings Inc.(a)(b)	426,091	7,162,590
Equifax Inc.	202,210	51,244,058
FTI Consulting Inc.(a)(b)	89,321	12,031,539
IHS Markit Ltd.	1,000,911	116,726,241
Jacobs Engineering Group Inc.	344,249	45,623,320
Legalzoomcom Inc.(a)(b)	20,507	541,385
Leidos Holdings Inc.	375,220	36,069,898
ManpowerGroup Inc.	149,213	16,156,784
Nielsen Holdings PLC	978,794	18,783,057
Robert Half International Inc.	35,980	3,609,873
Science Applications International Corp.	160,517	13,733,834
TransUnion	166,226	18,668,842
Verisk Analytics Inc.	153,523	30,746,051

		433,647,182

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	847,675	82,529,638
Howard Hughes Corp. (The)(a)	106,929	9,389,435
Jones Lang LaSalle Inc.(a)	134,508	33,370,090
Opendoor Technologies Inc.(a)(b)	945,934	19,420,025

		144,709,188

Road & Rail — 1.2%
AMERCO	24,648	15,923,348
CSX Corp.	6,075,441	180,683,615
JB Hunt Transport Services Inc.	25,073	4,192,707
Kansas City Southern	179,531	48,588,270
Knight-Swift Transportation Holdings Inc.	438,481	22,428,303
Landstar System Inc.	11,499	1,814,772
Norfolk Southern Corp.	659,955	157,894,234
Old Dominion Freight Line Inc.	21,594	6,175,452
Ryder System Inc.	145,149	12,005,274
Schneider National Inc., Class B	137,857	3,134,868
TuSimple Holdings Inc., Class A(a)(b)	70,713	2,625,574
Uber Technologies Inc.(a)	618,678	27,716,774
Union Pacific Corp.	642,603	125,956,614
XPO Logistics Inc.(a)(b)	36,848	2,932,364

		612,072,169

Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices Inc.	866,305	145,088,762
Brooks Automation Inc.	34,303	3,510,912
Cirrus Logic Inc.(a)	160,159	13,189,094
First Solar Inc.(a)(b)	287,440	27,439,022
Intel Corp.	10,846,101	577,880,261
Marvell Technology Inc.	2,190,441	132,105,497
Microchip Technology Inc.	113,435	17,411,138
Micron Technology Inc.	2,591,333	183,932,816
MKS Instruments Inc.	22,967	3,465,950
NXP Semiconductors NV	493,238	96,610,527
ON Semiconductor Corp.(a)	528,704	24,198,782
Qorvo Inc.(a)	296,605	49,589,390
Skyworks Solutions Inc.	231,681	38,176,395
Texas Instruments Inc.	941,825	181,028,183

		1,493,626,729

Security	Shares	Value

Software — 1.9%
ANSYS Inc.(a)(b)	135,541	$46,144,933
Black Knight Inc.(a)	404,048	29,091,456
C3.ai Inc., Class A(a)(b)	63,992	2,965,389
CDK Global Inc.	274,536	11,681,507
Ceridian HCM Holding Inc.(a)	344,331	38,778,557
Citrix Systems Inc.	217,274	23,328,709
Datto Holding Corp.(a)(b)	63,462	1,516,742
Dolby Laboratories Inc., Class A	172,763	15,203,144
Duck Creek Technologies Inc.(a)(b)	148,245	6,558,359
Dynatrace Inc.(a)	36,586	2,596,508
Guidewire Software Inc.(a)(b)	223,327	26,546,881
Jamf Holding Corp.(a)(b)	21,548	830,029
Mandiant Inc.	441,036	7,850,441
Manhattan Associates Inc.(a)	78,717	12,046,063
McAfee Corp., Class A	54,835	1,212,402
Medallia Inc.(a)	141,039	4,776,991
N-Able Inc.(a)	133,244	1,653,558
NCR Corp.(a)	224,033	8,683,519
NortonLifeLock Inc.	1,075,371	27,206,886
Nuance Communications Inc.(a)	480,357	26,438,849
Oracle Corp.	309,022	26,925,087
Paycor HCM Inc.(a)	17,597	618,711
Pegasystems Inc.	6,081	772,895
Procore Technologies Inc.(a)(b)	7,607	679,609
salesforce.com Inc.(a)	2,003,583	543,411,781
SS&C Technologies Holdings Inc.	596,508	41,397,655
Synopsys Inc.(a)	148,210	44,375,556
Teradata Corp.(a)	42,320	2,427,052
Tyler Technologies Inc.(a)	13,597	6,236,264
VMware Inc., Class A(a)	135,798	20,193,163
Wolfspeed Inc.	304,937	24,617,564

		1,006,766,260

Specialty Retail — 0.8%
Advance Auto Parts Inc.	174,032	36,353,544
AutoNation Inc.(a)(b)	119,952	14,605,356
AutoZone Inc.(a)	45,345	76,995,357
Bath & Body Works Inc.	275,133	17,341,633
Best Buy Co. Inc.	516,093	54,556,191
Burlington Stores Inc.(a)	10,246	2,905,458
CarMax Inc.(a)(b)	402,473	51,500,445
Dick’s Sporting Goods Inc.	166,493	19,940,867
Foot Locker Inc.	239,421	10,931,963
Gap Inc. (The)	558,889	12,686,780
Leslie’s Inc.(a)(b)	57,234	1,175,586
Lithia Motors Inc.	72,281	22,915,968
O’Reilly Automotive Inc.(a)	126,744	77,448,189
Penske Automotive Group Inc.	82,816	8,331,290
Petco Health & Wellness Co. Inc.(a)(b)	131,384	2,772,202
Victoria’s Secret & Co.(a)	79,579	4,397,536
Vroom Inc.(a)(b)	229,500	5,065,065
Williams-Sonoma Inc.	48,016	8,514,677

		428,438,107

Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies Inc., Class C(a)	372,793	38,785,384
Hewlett Packard Enterprise Co.	3,501,273	49,893,140
HP Inc.	2,101,380	57,493,757
NetApp Inc.	205,599	18,454,566
Pure Storage Inc., Class A(a)	45,427	1,142,943
Western Digital Corp.(a)	822,700	46,433,188

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp.	381,736	$7,699,615

		219,902,593

Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(a)(b)	403,798	19,547,861
Carter’s Inc.	119,335	11,604,135
Columbia Sportswear Co.	105,096	10,072,401
Deckers Outdoor Corp.(a)	63,391	22,833,438
Hanesbrands Inc.	371,103	6,368,127
PVH Corp.(a)	194,012	19,942,493
Ralph Lauren Corp.	130,844	14,528,918
Skechers U.S.A. Inc., Class A(a)	323,511	13,626,283
Tapestry Inc.	668,743	24,756,866
Under Armour Inc., Class A(a)	523,131	10,556,784
Under Armour Inc., Class C, NVS(a)	556,307	9,746,499
VF Corp.	315,815	21,156,447

		184,740,252

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	935,392	13,993,464
New York Community Bancorp. Inc.	1,244,068	16,011,155
TFS Financial Corp.	121,225	2,310,549
UWM Holdings Corp.	134,831	937,075

		33,252,243

Tobacco — 0.9%
Altria Group Inc.	2,205,883	100,411,794
Philip Morris International Inc.	4,178,308	396,061,815

		496,473,609

Trading Companies & Distributors — 0.2%
Air Lease Corp.	297,255	11,694,012
Core & Main Inc., Class A(a)(b)	45,719	1,198,295
Fastenal Co.	172,845	8,920,530
MSC Industrial Direct Co. Inc., Class A	119,569	9,588,238
SiteOne Landscape Supply Inc.(a)	54,538	10,878,695
United Rentals Inc.(a)(b)	125,929	44,192,264
Univar Solutions Inc.(a)	465,923	11,098,286
Watsco Inc.	88,922	23,530,540

Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	20,117	$7,907,188

		129,008,048

Water Utilities — 0.2%
American Water Works Co. Inc.	486,782	82,285,629
Essential Utilities Inc.	596,421	27,483,080

		109,768,709

Wireless Telecommunication Services — 0.4%
T-Mobile U.S. Inc.(a)	1,580,619	201,939,883

Total Common Stocks — 99.8% (Cost: $43,625,620,800)		53,052,705,463

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	376,437,591	376,625,809
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	74,480,000	74,480,000

		451,105,809

Total Short-Term Investments — 0.8% (Cost: $450,874,658)		451,105,809

Total Investments in Securities — 100.6% (Cost: $44,076,495,458)		53,503,811,272

Other Assets, Less Liabilities — (0.6)%		(325,920,115)

Net Assets — 100.0%		$53,177,891,157

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$337,957,467	$38,693,879	(a)	$—	$39,038	$(64,575)	$376,625,809	376,437,591	$570,172	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,950,000	3,530,000	(a)	—	—	—	74,480,000	74,480,000	3,695		—
BlackRock Inc.	297,510,354	38,964,431		(48,794,335)	12,868,520	21,106,493	321,655,463	383,535	3,215,549		—

					$12,907,558	$21,041,918	$772,761,272		$3,789,416		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Value ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
CBOT E-Mini DJIA Index	369	12/17/21	$62,217	$(1,698,357)
S&P 400 E-Mini Index	146	12/17/21	38,445	(908,054)
S&P 500 E-Mini Index	57	12/17/21	12,248	(466,150)

				$(3,072,561)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,072,561

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$10,951,178

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,557,357)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$110,051,556

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 1000 Value ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$53,052,705,463	$—	$—	$53,052,705,463
Money Market Funds	451,105,809	—	—	451,105,809

	$53,503,811,272	$—	$—	$53,503,811,272

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,072,561)	$—	$—	$(3,072,561)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
AAR Corp.(a)	792,182	$25,690,462
Aerojet Rocketdyne Holdings Inc.	1,707,666	74,368,854
Aerovironment Inc.(a)(b)	512,788	44,263,860
AerSale Corp.(a)(b)	208,385	3,542,545
Astronics Corp.(a)(b)	539,502	7,585,398
Byrna Technologies Inc.(a)(b)	421,836	9,221,335
Ducommun Inc.(a)(b)	248,183	12,496,014
Kaman Corp.	656,510	23,417,712
Kratos Defense & Security Solutions Inc.(a)(b)	2,797,898	62,421,104
Maxar Technologies Inc.(b)	1,635,690	46,322,741
Moog Inc., Class A	660,206	50,327,503
National Presto Industries Inc.	120,200	9,866,016
PAE Inc.(a)(b)	1,600,865	9,573,173
Park Aerospace Corp.	450,480	6,162,567
Parsons Corp.(a)(b)	610,375	20,606,260
Triumph Group Inc.(a)	1,455,017	27,106,967
Vectrus Inc.(a)	259,168	13,030,967

		446,003,478

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	1,346,033	34,741,112
Atlas Air Worldwide Holdings Inc.(a)(b)	669,059	54,648,739
Echo Global Logistics Inc.(a)	600,749	28,661,735
Forward Air Corp.	619,907	51,464,679
Hub Group Inc., Class A(a)	771,807	53,061,731
Radiant Logistics Inc.(a)(b)	858,866	5,488,154

		228,066,150

Airlines — 0.4%
Allegiant Travel Co.(a)	352,169	68,841,996
Frontier Group Holdings Inc.(a)(b)	793,860	12,535,049
Hawaiian Holdings Inc.(a)	1,166,912	25,275,314
Mesa Air Group Inc.(a)(b)	862,433	6,606,237
SkyWest Inc.(a)	1,155,172	56,996,187
Spirit Airlines Inc.(a)(b)	2,242,812	58,178,543
Sun Country Airlines Holdings Inc.(a)(b)	386,570	12,965,558

		241,398,884

Auto Components — 1.3%
Adient PLC(a)(b)	2,160,446	89,550,487
American Axle & Manufacturing Holdings Inc.(a)	2,600,669	22,911,894
Cooper-Standard Holdings Inc.(a)(b)	373,533	8,184,108
Dana Inc.	3,315,631	73,739,633
Dorman Products Inc.(a)(b)	610,098	57,757,978
Fox Factory Holding Corp.(a)(b)	963,348	139,242,320
Gentherm Inc.(a)(b)	758,553	61,389,694
Goodyear Tire & Rubber Co. (The)(a)	6,303,999	111,580,782
LCI Industries	565,238	76,097,992
Modine Manufacturing Co.(a)(b)	1,133,094	12,837,955
Motorcar Parts of America Inc.(a)(b)	413,592	8,065,044
Patrick Industries Inc.	518,228	43,168,392
Standard Motor Products Inc.	482,117	21,073,334
Stoneridge Inc.(a)(b)	588,788	12,005,387
Tenneco Inc., Class A(a)	1,551,406	22,138,564
Visteon Corp.(a)(b)	633,422	59,788,703
XL Fleet Corp.(a)(b)	795,758	4,901,869
XPEL Inc.(a)(b)	409,514	31,065,732

		855,499,868

Automobiles — 0.3%
Arcimoto Inc.(a)(b)	624,079	7,133,223

Security	Shares	Value

Automobiles (continued)
Canoo Inc.(a)(b)	2,430,660	$18,691,775
Fisker Inc.(a)(b)	3,692,933	54,101,468
Lordstown Motors Corp., Class A(a)(b)	2,189,211	17,469,904
Winnebago Industries Inc.	737,975	53,466,289
Workhorse Group Inc.(a)(b)	2,752,769	21,058,683

		171,921,342

Banks — 8.0%
1st Source Corp.	391,041	18,472,777
Allegiance Bancshares Inc.	416,103	15,874,329
Altabancorp	425,343	18,783,147
Amalgamated Financial Corp.	326,549	5,166,005
Amerant Bancorp Inc.(a)(b)	499,160	12,349,218
American National Bankshares Inc.	246,531	8,145,384
Ameris Bancorp	1,532,312	79,496,347
Arrow Financial Corp.	322,075	11,066,481
Associated Banc-Corp.	3,498,272	74,932,986
Atlantic Capital Bancshares Inc.(a)(b)	444,633	11,778,328
Atlantic Union Bankshares Corp.	1,778,597	65,541,299
Banc of California Inc.	1,029,439	19,034,327
BancFirst Corp.	418,251	25,145,250
Bancorp. Inc. (The)(a)(b)	1,143,268	29,096,171
BancorpSouth Bank	2,226,983	66,319,554
Bank First Corp.	155,372	11,011,214
Bank of Marin Bancorp., Class A	381,706	14,409,402
Bank of NT Butterfield & Son Ltd. (The)	1,154,161	40,984,257
BankUnited Inc.	2,023,486	84,622,185
Banner Corp.	688,510	38,012,637
Bar Harbor Bankshares	340,761	9,558,346
Berkshire Hills Bancorp. Inc.	974,265	26,285,670
Blue Ridge Bankshares Inc.(b)	403,656	7,100,309
Brookline Bancorp. Inc.	1,705,863	26,031,469
Bryn Mawr Bank Corp.	457,461	21,020,333
Business First Bancshares Inc.	447,614	10,469,691
Byline Bancorp Inc.	602,314	14,792,832
Cadence BanCorp.	2,684,781	58,957,791
Cambridge Bancorp	158,577	13,954,776
Camden National Corp.	344,004	16,477,792
Capital Bancorp Inc./MD(b)	197,439	4,750,382
Capital City Bank Group Inc.	314,426	7,778,899
Capstar Financial Holdings Inc.	479,837	10,191,738
Carter Bankshares Inc.(a)	612,914	8,715,637
Cathay General Bancorp.	1,747,418	72,325,631
CBTX Inc.	430,678	11,361,286
Central Pacific Financial Corp.	550,458	14,135,761
Century Bancorp. Inc./MA, Class A, NVS	64,643	7,449,459
CIT Group Inc.	2,282,016	118,550,731
Citizens & Northern Corp.	357,688	9,035,199
City Holding Co.	331,877	25,856,537
Civista Bancshares Inc.	332,020	7,712,825
CNB Financial Corp./PA	373,153	9,082,544
Coastal Financial Corp./WA(a)(b)	220,501	7,025,162
Columbia Banking System Inc.	1,567,956	59,566,648
Community Bank System Inc.	1,171,617	80,162,035
Community Trust Bancorp. Inc.	368,204	15,501,388
ConnectOne Bancorp. Inc.	863,433	25,911,624
CrossFirst Bankshares Inc.(a)(b)	1,088,057	14,144,741
Customers Bancorp. Inc.(a)(b)	695,110	29,903,632
CVB Financial Corp.	2,963,372	60,363,888
Dime Community Bancshares Inc.	789,238	25,776,513
Eagle Bancorp. Inc.	703,132	40,430,090

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Eastern Bankshares Inc.	3,968,736	$80,565,341
Enterprise Bancorp. Inc./MA	205,493	7,387,473
Enterprise Financial Services Corp.	820,201	37,138,701
Equity Bancshares Inc., Class A(b)	321,394	10,728,132
Farmers National Banc Corp.	602,415	9,463,940
FB Financial Corp.	773,527	33,168,838
Fidelity D&D Bancorp. Inc.(b)	98,373	4,960,950
Financial Institutions Inc.	361,093	11,067,500
First Bancorp. Inc. (The)	239,168	6,969,356
First BanCorp./Puerto Rico	4,413,807	58,041,562
First Bancorp./Southern Pines NC	616,521	26,516,568
First Bancshares Inc. (The)	472,371	18,318,547
First Bank/Hamilton NJ	364,504	5,135,861
First Busey Corp.	1,175,109	28,942,935
First Commonwealth Financial Corp.	2,010,661	27,405,309
First Community Bankshares Inc.	387,812	12,301,397
First Financial Bancorp	2,068,012	48,412,161
First Financial Bankshares Inc.	2,982,367	137,039,764
First Financial Corp./IN	270,475	11,373,474
First Foundation Inc.	922,591	24,264,143
First Internet Bancorp.	214,412	6,685,366
First Interstate BancSystem Inc., Class A	970,098	39,056,146
First Merchants Corp.	1,254,529	52,489,493
First Mid Bancshares Inc.	387,740	15,920,604
First Midwest Bancorp. Inc.	2,498,690	47,500,097
First of Long Island Corp. (The)	533,274	10,985,444
Five Star Bancorp	131,751	3,154,119
Flushing Financial Corp.	693,498	15,673,055
Fulton Financial Corp.	3,690,365	56,388,777
German American Bancorp. Inc.	574,296	22,185,054
Glacier Bancorp. Inc.	2,203,588	121,968,596
Great Southern Bancorp. Inc.	244,176	13,383,287
Great Western Bancorp. Inc.	1,210,649	39,636,648
Guaranty Bancshares Inc./TX	184,255	6,605,542
Hancock Whitney Corp.	2,005,822	94,514,333
Hanmi Financial Corp.	640,061	12,839,624
Harborone Bancorp. Inc.	1,153,007	16,188,218
HBT Financial Inc.	213,740	3,323,657
Heartland Financial USA Inc.	931,587	44,790,703
Heritage Commerce Corp.	1,347,641	15,673,065
Heritage Financial Corp./WA	775,166	19,766,733
Hilltop Holdings Inc.	1,480,862	48,379,762
Home BancShares Inc./AR	3,543,587	83,380,602
HomeTrust Bancshares Inc.	363,333	10,166,057
Hope Bancorp Inc.	2,581,570	37,277,871
Horizon Bancorp Inc./IN	987,589	17,944,492
Howard Bancorp. Inc.(a)(b)	320,383	6,497,367
Independent Bank Corp.	720,110	54,836,377
Independent Bank Corp./MI	481,747	10,347,926
Independent Bank Group Inc.	871,693	61,925,071
International Bancshares Corp.	1,261,915	52,546,141
Investors Bancorp. Inc.	5,218,610	78,853,197
Lakeland Bancorp. Inc.	1,160,820	20,465,257
Lakeland Financial Corp.	533,159	37,982,247
Live Oak Bancshares Inc.(b)	743,239	47,292,298
Macatawa Bank Corp.	605,732	4,864,028
Mercantile Bank Corp.	370,476	11,866,346
Metrocity Bankshares Inc.	448,186	9,398,460
Metropolitan Bank Holding Corp.(a)(b)	187,160	15,777,588
Mid Penn Bancorp. Inc.	226,651	6,244,235

Security	Shares	Value

Banks (continued)
Midland States Bancorp. Inc.	490,063	$12,119,258
MidWestOne Financial Group Inc.	338,054	10,195,709
MVB Financial Corp.	226,836	9,715,386
National Bank Holdings Corp., Class A	654,777	26,505,373
NBT Bancorp. Inc.	932,209	33,671,389
Nicolet Bankshares Inc.(a)(b)	250,376	18,572,892
Northrim Bancorp. Inc.	138,795	5,900,175
OceanFirst Financial Corp.	1,372,832	29,392,333
OFG Bancorp	1,125,348	28,381,277
Old National Bancorp./IN	3,593,889	60,916,419
Old Second Bancorp. Inc.	639,905	8,357,159
Origin Bancorp Inc.	510,013	21,599,051
Orrstown Financial Services Inc.	251,050	5,874,570
Pacific Premier Bancorp. Inc.	1,918,130	79,487,307
Park National Corp.	332,287	40,522,400
Peapack Gladstone Financial Corp.	433,065	14,447,048
Peoples Bancorp. Inc./OH	601,633	19,017,619
Peoples Financial Services Corp.	162,379	7,399,611
Preferred Bank/Los Angeles CA	301,251	20,087,417
Primis Financial Corp.	569,682	8,237,602
QCR Holdings Inc.	354,823	18,252,095
RBB Bancorp	335,316	8,453,316
Red River Bancshares Inc.	106,294	5,298,756
Reliant Bancorp Inc.	359,572	11,358,879
Renasant Corp.	1,225,642	44,184,394
Republic Bancorp. Inc./KY, Class A	229,051	11,601,433
Republic First Bancorp. Inc.(a)(b)	953,349	2,936,315
S&T Bancorp. Inc.	846,890	24,957,848
Sandy Spring Bancorp. Inc.	1,084,887	49,709,522
Seacoast Banking Corp. of Florida(b)	1,178,059	39,830,175
ServisFirst Bancshares Inc.(b)	1,150,515	89,510,067
Sierra Bancorp	326,775	7,934,097
Silvergate Capital Corp., Class A(a)(b)	558,186	64,470,483
Simmons First National Corp., Class A	2,317,965	68,519,045
SmartFinancial Inc.	318,282	8,227,590
South Plains Financial Inc.	249,095	6,072,936
South State Corp.	1,606,126	119,929,428
Southern First Bancshares Inc.(a)(b)	174,760	9,349,660
Southside Bancshares Inc.	680,863	26,070,244
Spirit of Texas Bancshares Inc.	300,555	7,273,431
Stock Yards Bancorp. Inc.	558,155	32,735,791
Summit Financial Group Inc.	262,806	6,441,375
Texas Capital Bancshares Inc.(a)	1,172,969	70,401,599
Tompkins Financial Corp.	325,971	26,374,314
Towne Bank/Portsmouth VA	1,549,436	48,202,954
TriCo Bancshares	638,314	27,702,828
TriState Capital Holdings Inc.(a)(b)	660,598	13,971,648
Triumph Bancorp. Inc.(a)(b)	550,983	55,169,928
Trustmark Corp.	1,358,441	43,768,969
UMB Financial Corp.	1,008,555	97,537,354
United Bankshares Inc./WV	2,894,203	105,291,105
United Community Banks Inc./GA	1,659,960	54,479,887
Univest Financial Corp.	675,506	18,502,109
Valley National Bancorp	9,205,579	122,526,257
Veritex Holdings Inc.	1,073,467	42,251,661
Washington Trust Bancorp. Inc.	403,474	21,376,053
WesBanco Inc.	1,485,049	50,610,470
West Bancorp. Inc.	374,878	11,257,586
Westamerica Bancorp	580,660	32,667,932

		5,360,208,021

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages — 0.4%
Celsius Holdings Inc.(a)(b)	1,231,282	$110,926,195
Coca-Cola Consolidated Inc.(b)	107,369	42,322,712
Duckhorn Portfolio Inc. (The)(a)(b)	465,332	10,651,450
MGP Ingredients Inc.	326,782	21,273,508
National Beverage Corp.	532,633	27,957,906
NewAge Inc.(a)(b)	3,069,599	4,266,743
Primo Water Corp.	3,587,084	56,388,961
Zevia PBC, Class A(a)(b)	235,747	2,713,448

		276,500,923

Biotechnology — 9.8%
4D Molecular Therapeutics Inc.(a)(b)	479,517	12,932,573
89bio Inc.(a)(b)	225,157	4,410,826
ACADIA Pharmaceuticals Inc.(a)(b)	2,729,506	45,337,095
Acumen Pharmaceuticals Inc.(a)(b)	220,168	3,271,696
Adagio Therapeutics Inc.(a)	485,021	20,487,287
Adicet Bio Inc.(a)(b)	482,187	3,780,346
Adverum Biotechnologies Inc.(a)(b)	1,834,965	3,981,874
Aeglea BioTherapeutics Inc.(a)(b)	921,173	7,323,325
Aerovate Therapeutics Inc.(a)(b)	231,458	4,855,989
Affimed NV(a)(b)	2,694,771	16,653,685
Agenus Inc.(a)(b)	4,592,634	24,111,328
Agios Pharmaceuticals Inc.(a)(b)	1,344,769	62,061,089
Akebia Therapeutics Inc.(a)(b)	3,979,995	11,462,386
Akero Therapeutics Inc.(a)(b)	593,429	13,263,138
Akouos Inc.(a)(b)	564,406	6,552,754
Albireo Pharma Inc.(a)(b)	381,533	11,903,830
Aldeyra Therapeutics Inc.(a)(b)	1,123,297	9,862,548
Alector Inc.(a)(b)	1,341,742	30,618,552
Aligos Therapeutics Inc.(a)(b)	482,027	7,476,239
Alkermes PLC(a)	3,658,256	112,820,615
Allakos Inc.(a)(b)	796,922	84,370,132
Allogene Therapeutics Inc.(a)(b)	1,550,564	39,849,495
Allovir Inc.(a)(b)	681,454	17,077,237
Alpine Immune Sciences Inc.(a)(b)	267,798	2,857,405
Altimmune Inc.(a)(b)	904,826	10,233,582
ALX Oncology Holdings Inc.(a)(b)	404,260	29,858,644
Amicus Therapeutics Inc.(a)(b)	5,997,031	57,271,646
AnaptysBio Inc.(a)(b)	446,761	12,116,158
Anavex Life Sciences Corp.(a)(b)	1,472,122	26,424,590
Anika Therapeutics Inc.(a)(b)	326,049	13,876,645
Annexon Inc.(a)(b)	719,116	13,382,749
Apellis Pharmaceuticals Inc.(a)(b)	1,481,135	48,818,210
Applied Molecular Transport Inc.(a)(b)	569,569	14,734,750
Applied Therapeutics Inc.(a)	408,337	6,778,394
AquaBounty Technologies Inc.(a)(b)	1,210,607	4,927,170
Arbutus Biopharma Corp.(a)(b)	1,807,127	7,752,575
Arcturus Therapeutics Holdings Inc.(a)(b)	481,454	23,003,872
Arcus Biosciences Inc.(a)(b)	1,033,247	36,029,323
Arcutis Biotherapeutics Inc.(a)(b)	638,310	15,249,226
Ardelyx Inc.(a)(b)	1,950,413	2,574,545
Arena Pharmaceuticals Inc.(a)(b)	1,394,598	83,048,311
Arrowhead Pharmaceuticals Inc.(a)(b)	2,311,686	144,318,557
Atara Biotherapeutics Inc.(a)(b)	1,878,405	33,623,449
Athenex Inc.(a)(b)	1,996,141	6,008,384
Athersys Inc.(a)(b)	4,634,169	6,163,445
Atossa Therapeutics Inc.(a)(b)	2,699,231	8,799,493
Atreca Inc., Class A(a)(b)	562,630	3,505,185
Avid Bioservices Inc.(a)(b)	1,371,034	29,573,203
Avidity Biosciences Inc.(a)(b)	860,041	21,182,810
Avita Medical Inc.(a)(b)	550,403	9,753,141

Security	Shares	Value

Biotechnology (continued)
Avrobio Inc.(a)(b)	834,879	$4,658,625
Beam Therapeutics Inc.(a)(b)	1,137,230	98,950,382
Beyondspring Inc.(a)(b)	520,843	8,208,486
BioAtla Inc.(a)(b)	354,552	10,438,011
BioCryst Pharmaceuticals Inc.(a)(b)	4,054,664	58,265,522
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	1,270,545	176,491,406
Biomea Fusion Inc.(a)(b)	198,616	2,377,434
Bioxcel Therapeutics Inc.(a)(b)	393,454	11,941,329
Black Diamond Therapeutics Inc.(a)(b)	525,487	4,445,620
Bluebird Bio Inc.(a)(b)	1,533,019	29,295,993
Blueprint Medicines Corp.(a)(b)	1,334,383	137,187,916
Bolt Biotherapeutics Inc.(a)(b)	523,604	6,623,591
Bridgebio Pharma Inc.(a)(b)	2,454,235	115,029,994
Brooklyn ImmunoTherapeutics Inc.(a)(b)	677,554	6,301,252
C4 Therapeutics Inc.(a)(b)	881,696	39,394,177
Cardiff Oncology Inc.(a)	835,304	5,563,125
CareDx Inc.(a)(b)	1,153,983	73,127,903
Caribou Biosciences Inc.(a)(b)	440,381	10,511,894
Catalyst Pharmaceuticals Inc.(a)(b)	2,179,706	11,552,442
Celcuity Inc.(a)(b)	220,754	3,973,572
Celldex Therapeutics Inc.(a)(b)	1,049,878	56,682,913
CEL-SCI Corp.(a)(b)	823,848	9,054,090
Century Therapeutics Inc.(a)(b)	271,104	6,820,977
Cerevel Therapeutics Holdings Inc.(a)(b)	914,906	26,989,727
ChemoCentryx Inc.(a)(b)	1,231,018	21,050,408
Chimerix Inc.(a)(b)	1,689,444	10,457,658
Chinook Therapeutics Inc.(a)(b)	726,702	9,272,718
Clene Inc.(a)(b)	435,550	2,974,807
Clovis Oncology Inc.(a)(b)	2,574,689	11,483,113
Codiak Biosciences Inc.(a)(b)	361,995	5,911,378
Cogent Biosciences Inc.(a)(b)	858,708	7,221,734
Coherus Biosciences Inc.(a)(b)	1,479,155	23,770,021
Cortexyme Inc.(a)(b)	454,848	41,691,368
Crinetics Pharmaceuticals Inc.(a)	845,239	17,792,281
Cue Biopharma Inc.(a)(b)	696,355	10,145,892
Cullinan Oncology Inc.(a)(b)	592,198	13,365,909
Curis Inc.(a)(b)	2,010,198	15,739,850
Cytokinetics Inc.(a)(b)	1,808,665	64,641,687
CytomX Therapeutics Inc.(a)(b)	1,503,870	7,654,698
Day One Biopharmaceuticals Inc.(a)(b)	253,078	6,005,541
Deciphera Pharmaceuticals Inc.(a)(b)	893,400	30,357,732
Denali Therapeutics Inc.(a)(b)	2,074,765	104,671,894
Dermtech Inc.(a)(b)	550,208	17,667,179
Design Therapeutics Inc.(a)(b)	310,704	4,564,242
Dicerna Pharmaceuticals Inc.(a)(b)	1,599,642	32,248,783
Dynavax Technologies Corp.(a)(b)	2,458,641	47,230,494
Dyne Therapeutics Inc.(a)(b)	692,352	11,243,796
Eagle Pharmaceuticals Inc./DE(a)(b)	267,845	14,940,394
Editas Medicine Inc.(a)(b)	1,559,635	64,069,806
Eiger BioPharmaceuticals Inc.(a)(b)	766,117	5,117,662
Eliem Therapeutics Inc.(a)(b)	161,912	2,911,178
Emergent BioSolutions Inc.(a)(b)	1,117,403	55,948,368
Enanta Pharmaceuticals Inc.(a)(b)	435,568	24,744,618
Epizyme Inc.(a)(b)	2,069,920	10,597,990
Erasca Inc.(a)(b)	474,889	10,077,145
Evelo Biosciences Inc.(a)(b)	702,407	4,944,945
Fate Therapeutics Inc.(a)(b)	1,851,183	109,719,616
FibroGen Inc.(a)(b)	1,941,656	19,843,724
Finch Therapeutics Group Inc.(a)(b)	174,587	2,269,631
Flexion Therapeutics Inc.(a)(b)	1,110,162	6,771,988

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Foghorn Therapeutics Inc.(a)(b)	450,965	$6,281,942
Forma Therapeutics Holdings Inc.(a)(b)	774,992	17,972,064
Forte Biosciences Inc.(a)(b)	258,605	765,471
Fortress Biotech Inc.(a)(b)	1,651,706	5,318,493
Frequency Therapeutics Inc.(a)(b)	738,507	5,213,859
G1 Therapeutics Inc.(a)(b)	907,712	12,181,495
Gemini Therapeutics Inc.(a)(b)	505,046	2,040,386
Generation Bio Co.(a)(b)	992,861	24,891,025
Geron Corp.(a)(b)	6,951,729	9,523,869
Global Blood Therapeutics Inc.(a)(b)	1,364,843	34,776,200
Gossamer Bio Inc.(a)(b)	1,438,544	18,082,498
Graphite Bio Inc.(a)(b)	373,162	6,116,125
Greenwich Lifesciences Inc.(a)(b)	93,040	3,635,073
Gritstone bio Inc.(a)(b)	940,227	10,154,452
GT Biopharma Inc.(a)(b)	403,728	2,721,127
Halozyme Therapeutics Inc.(a)(b)	3,213,892	130,741,127
Harpoon Therapeutics Inc.(a)(b)	431,547	3,409,221
Heron Therapeutics Inc.(a)(b)	2,078,820	22,222,586
Homology Medicines Inc.(a)(b)	968,471	7,621,867
Hookipa Pharma Inc.(a)(b)	442,519	2,606,437
Humanigen Inc.(a)(b)	1,040,891	6,172,484
iBio Inc.(a)(b)	4,970,421	5,268,646
Icosavax Inc.(a)(b)	307,155	9,088,716
Ideaya Biosciences Inc.(a)(b)	747,728	19,059,587
IGM Biosciences Inc.(a)(b)	186,807	12,284,428
Imago Biosciences Inc.(a)	224,016	4,487,040
Immuneering Corp., Class A(a)(b)	189,883	5,041,394
Immunic Inc.(a)(b)	357,564	3,164,441
ImmunityBio Inc.(a)(b)	1,552,860	15,124,856
ImmunoGen Inc.(a)(b)	4,569,510	25,909,122
Immunovant Inc.(a)	904,567	7,860,687
Impel Neuropharma Inc.(a)(b)	124,249	1,513,353
Infinity Pharmaceuticals Inc.(a)(b)	2,042,233	6,984,437
Inhibrx Inc.(a)(b)	645,880	21,514,263
Inovio Pharmaceuticals Inc.(a)(b)	4,715,024	33,759,572
Inozyme Pharma Inc.(a)(b)	331,722	3,844,658
Insmed Inc.(a)(b)	2,624,111	72,268,017
Instil Bio Inc.(a)(b)	401,848	7,183,033
Intellia Therapeutics Inc.(a)(b)	1,571,089	210,761,589
Intercept Pharmaceuticals Inc.(a)(b)	646,438	9,599,604
Invitae Corp.(a)(b)	4,569,949	129,923,650
Ironwood Pharmaceuticals Inc.(a)(b)	3,313,234	43,270,836
iTeos Therapeutics Inc.(a)(b)	468,240	12,642,480
IVERIC bio Inc.(a)(b)	2,382,436	38,690,761
Janux Therapeutics Inc.(a)(b)	303,958	6,574,612
Jounce Therapeutics Inc.(a)(b)	765,302	5,686,194
Kadmon Holdings Inc.(a)(b)	3,951,975	34,421,702
KalVista Pharmaceuticals Inc.(a)(b)	435,668	7,602,407
Karuna Therapeutics Inc.(a)(b)	506,423	61,950,726
Karyopharm Therapeutics Inc.(a)(b)	1,576,672	9,176,231
Keros Therapeutics Inc.(a)(b)	360,063	14,244,092
Kezar Life Sciences Inc.(a)(b)	789,828	6,824,114
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	615,266	7,007,880
Kinnate Biopharma Inc.(a)(b)	588,774	13,553,577
Kodiak Sciences Inc.(a)(b)	763,860	73,315,283
Kronos Bio Inc.(a)(b)	896,082	18,781,879
Krystal Biotech Inc.(a)(b)	414,671	21,649,973
Kura Oncology Inc.(a)(b)	1,449,033	27,140,388
Kymera Therapeutics Inc.(a)(b)	784,413	46,076,420
Lexicon Pharmaceuticals Inc.(a)(b)	1,569,486	7,549,228

Security	Shares	Value

Biotechnology (continued)
Ligand Pharmaceuticals Inc.(a)(b)	343,926	$47,915,770
Lineage Cell Therapeutics Inc.(a)(b)	2,797,724	7,050,264
Lyell Immunopharma Inc.(a)(b)	542,770	8,032,996
MacroGenics Inc.(a)(b)	1,372,530	28,740,778
Madrigal Pharmaceuticals Inc.(a)(b)	262,546	20,948,545
Magenta Therapeutics Inc.(a)(b)	689,739	5,021,300
MannKind Corp.(a)(b)	5,601,224	24,365,324
MaxCyte Inc.(a)	359,888	4,394,232
MEI Pharma Inc.(a)(b)	2,403,076	6,632,490
MeiraGTx Holdings PLC(a)(b)	686,719	9,050,956
Mersana Therapeutics Inc.(a)(b)	1,598,677	15,075,524
MiMedx Group Inc.(a)(b)	2,557,095	15,495,996
Mirum Pharmaceuticals Inc.(a)	83,128	1,655,910
Molecular Templates Inc.(a)(b)	852,406	5,719,644
Monte Rosa Therapeutics Inc.(a)(b)	265,602	5,917,613
Morphic Holding Inc.(a)	472,094	26,739,404
Mustang Bio Inc.(a)(b)	1,604,496	4,316,094
Myriad Genetics Inc.(a)(b)	1,767,528	57,073,479
Neoleukin Therapeutics Inc.(a)(b)	811,758	5,869,010
NexImmune Inc.(a)(b)	404,322	6,121,435
Nkarta Inc.(a)(b)	321,733	8,947,395
Nurix Therapeutics Inc.(a)	714,201	21,397,462
Nuvalent Inc., Class A(a)(b)	245,901	5,545,068
Ocugen Inc.(a)(b)	4,204,966	30,191,656
Olema Pharmaceuticals Inc.(a)(b)	576,533	15,889,249
Omega Therapeutics Inc.(a)(b)	169,873	3,202,106
Oncocyte Corp.(a)(b)	1,370,615	4,879,389
Oncorus Inc.(a)(b)	470,850	4,397,739
Oncternal Therapeutics Inc.(a)	1,020,281	4,254,572
Oncternal Therapeutics Inc. New(b)(c)	13,273	13,605
OPKO Health Inc.(a)(b)	9,160,995	33,437,632
Organogenesis Holdings Inc., Class A(a)(b)	885,266	12,606,188
ORIC Pharmaceuticals Inc.(a)(b)	721,403	15,084,537
Outlook Therapeutics Inc.(a)(b)	2,019,022	4,381,278
Oyster Point Pharma Inc.(a)(b)	256,161	3,035,508
Passage Bio Inc.(a)	856,360	8,529,346
PDL BioPharma Inc.(a)(c)	11,823	24,822
PMV Pharmaceuticals Inc.(a)(b)	606,858	18,084,368
Portage Biotech Inc.(a)(b)	83,128	1,689,161
Poseida Therapeutics Inc.(a)(b)	663,027	4,833,467
Praxis Precision Medicines Inc.(a)(b)	740,119	13,684,800
Precigen Inc.(a)(b)	2,197,661	10,966,328
Precision BioSciences Inc.(a)(b)	1,132,964	13,074,405
Prelude Therapeutics Inc.(a)(b)	249,633	7,801,031
Prometheus Biosciences Inc.(a)(b)	260,592	6,178,636
Protagonist Therapeutics Inc.(a)(b)	1,020,749	18,087,672
Prothena Corp. PLC(a)(b)	799,529	56,950,451
PTC Therapeutics Inc.(a)(b)	1,584,012	58,941,087
Puma Biotechnology Inc.(a)	769,730	5,395,807
Radius Health Inc.(a)(b)	1,088,054	13,502,750
Rallybio Corp.(a)(b)	165,253	2,905,148
RAPT Therapeutics Inc.(a)(b)	486,634	15,109,986
Recursion Pharmaceuticals Inc., Class A(a)(b)	642,763	14,789,977
REGENXBIO Inc.(a)	900,130	37,733,450
Relay Therapeutics Inc.(a)(b)	1,361,934	42,941,779
Reneo Pharmaceuticals Inc.(a)(b)	145,410	1,083,305
Replimune Group Inc.(a)(b)	678,640	20,114,890
REVOLUTION Medicines Inc.(a)(b)	1,354,303	37,256,876
Rhythm Pharmaceuticals Inc.(a)(b)	1,016,204	13,271,624
Rigel Pharmaceuticals Inc.(a)(b)	3,944,142	14,317,235

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Rocket Pharmaceuticals Inc.(a)(b)	924,104	$27,621,469
Rubius Therapeutics Inc.(a)(b)	1,048,969	18,755,566
Sana Biotechnology Inc.(a)(b)	1,978,213	44,549,357
Sangamo Therapeutics Inc.(a)(b)	2,728,446	24,583,298
Scholar Rock Holding Corp.(a)(b)	626,448	20,685,313
Selecta Biosciences Inc.(a)(b)	2,065,907	8,594,173
Sensei Biotherapeutics Inc.(a)(b)	478,602	5,034,893
Sera Prognostics Inc., Class A(a)(b)	108,706	1,207,724
Seres Therapeutics Inc.(a)(b)	1,608,572	11,195,661
Sesen Bio Inc.(a)(b)	3,951,871	3,134,624
Shattuck Labs Inc.(a)(b)	613,314	12,499,339
Sigilon Therapeutics Inc.(a)(b)	347,985	1,966,115
Silverback Therapeutics Inc.(a)(b)	468,953	4,680,151
Solid Biosciences Inc.(a)(b)	1,374,654	3,285,423
Sorrento Therapeutics Inc.(a)(b)	6,355,028	48,488,864
Spectrum Pharmaceuticals Inc.(a)(b)	3,566,592	7,775,171
Spero Therapeutics Inc.(a)(b)	559,132	10,293,620
SpringWorks Therapeutics Inc.(a)(b)	665,888	42,243,935
Spruce Biosciences Inc.(a)(b)	200,230	1,203,382
SQZ Biotechnologies Co.(a)(b)	524,861	7,568,496
Stoke Therapeutics Inc.(a)(b)	440,068	11,195,330
Summit Therapeutics Inc.(a)(b)	518,210	2,596,232
Surface Oncology Inc.(a)(b)	767,058	5,806,629
Sutro Biopharma Inc.(a)(b)	973,274	18,385,146
Syndax Pharmaceuticals Inc.(a)(b)	1,008,311	19,268,823
Syros Pharmaceuticals Inc.(a)(b)	1,328,787	5,939,678
Talaris Therapeutics Inc.(a)(b)	205,355	2,784,614
Taysha Gene Therapies Inc.(a)(b)	513,223	9,556,212
TCR2 Therapeutics Inc.(a)	708,778	6,031,701
Tenaya Therapeutics Inc.(a)	319,768	6,603,209
TG Therapeutics Inc.(a)(b)	2,923,331	97,288,456
Tonix Pharmaceuticals Holding Corp.(a)	7,531,480	4,527,173
Travere Therapeutics Inc.(a)(b)	1,329,340	32,236,495
Trevena Inc.(a)(b)	3,770,176	4,637,316
Trillium Therapeutics Inc.(a)(b)	2,297,626	40,346,313
Turning Point Therapeutics Inc.(a)(b)	1,048,478	69,650,394
Twist Bioscience Corp.(a)(b)	1,076,730	115,177,808
UroGen Pharma Ltd.(a)(b)	434,320	7,305,262
Vanda Pharmaceuticals Inc.(a)	1,246,104	21,358,223
Vaxart Inc.(a)(b)	2,689,318	21,380,078
Vaxcyte Inc.(a)(b)	921,579	23,380,459
VBI Vaccines Inc.(a)(b)	4,333,429	13,476,964
Vera Therapeutics Inc.(a)(b)	162,387	2,817,414
Veracyte Inc.(a)(b)	1,538,877	71,480,837
Verastem Inc.(a)(b)	3,979,546	12,257,002
Vericel Corp.(a)(b)	1,060,173	51,736,442
Verve Therapeutics Inc.(a)	362,776	17,050,472
Viking Therapeutics Inc.(a)(b)	1,510,034	9,483,014
Vincerx Pharma Inc.(a)	298,795	4,831,515
Vir Biotechnology Inc.(a)(b)	1,370,878	59,660,611
Viracta Therapeutics Inc.(a)(b)	835,819	6,703,268
VistaGen Therapeutics Inc.(a)(b)	4,424,349	12,122,716
Vor BioPharma Inc.(a)(b)	433,953	6,804,383
Werewolf Therapeutics Inc.(a)(b)	174,587	2,995,913
XBiotech Inc.	353,850	4,582,357
Xencor Inc.(a)(b)	1,289,423	42,112,555
XOMA Corp.(a)(b)	139,459	3,451,610
Y-mAbs Therapeutics Inc.(a)(b)	809,162	23,093,483
Zentalis Pharmaceuticals Inc.(a)(b)	819,163	54,589,022

Security	Shares	Value

Biotechnology (continued)
ZIOPHARM Oncology Inc.(a)(b)	4,832,599	$8,795,330

		6,532,119,389

Building Products — 1.1%
AAON Inc.(b)	956,387	62,490,327
American Woodmark Corp.(a)	390,075	25,499,203
Apogee Enterprises Inc.	584,046	22,053,577
Caesarstone Ltd.	536,888	6,668,149
Cornerstone Building Brands Inc.(a)(b)	1,270,920	18,568,141
CSW Industrials Inc.	338,712	43,253,522
Gibraltar Industries Inc.(a)(b)	748,225	52,113,871
Griffon Corp.	1,070,487	26,333,980
Insteel Industries Inc.	431,531	16,419,755
JELD-WEN Holding Inc.(a)	1,915,851	47,953,750
Masonite International Corp.(a)(b)	550,438	58,417,985
PGT Innovations Inc.(a)	1,314,541	25,107,733
Quanex Building Products Corp.	780,382	16,707,979
Resideo Technologies Inc.(a)	3,297,828	81,753,156
Simpson Manufacturing Co. Inc.	993,610	106,286,462
UFP Industries Inc.	1,373,281	93,355,642
View Inc.(a)(b)	2,239,793	12,139,678

		715,122,910

Capital Markets — 1.6%
Artisan Partners Asset Management Inc., Class A	1,338,898	65,498,890
Assetmark Financial Holdings Inc.(a)	417,538	10,384,170
Associated Capital Group Inc., Class A	38,850	1,453,379
B. Riley Financial Inc.	469,069	27,693,834
BGC Partners Inc., Class A	7,743,597	40,344,140
Blucora Inc.(a)	1,133,256	17,667,461
BrightSphere Investment Group Inc.(b)	1,328,775	34,720,891
Cohen & Steers Inc.	567,337	47,525,820
Cowen Inc., Class A	671,718	23,046,645
Diamond Hill Investment Group Inc.	70,816	12,439,539
Donnelley Financial Solutions Inc.(a)	666,465	23,073,018
Federated Hermes Inc.	2,203,239	71,605,268
Focus Financial Partners Inc., Class A(a)(b)	1,360,030	71,224,771
GAMCO Investors Inc., Class A(b)	134,251	3,541,541
GCM Grosvenor Inc., Class A(b)	982,909	11,323,112
Greenhill & Co. Inc.	354,861	5,188,068
Hamilton Lane Inc., Class A	776,017	65,821,762
Houlihan Lokey Inc.	1,164,835	107,281,303
Moelis & Co., Class A	1,403,660	86,844,444
Open Lending Corp., Class A(a)(b)	2,378,200	85,781,674
Oppenheimer Holdings Inc., Class A, NVS	223,608	10,127,206
Piper Sandler Cos.	405,892	56,199,806
PJT Partners Inc., Class A	559,410	44,254,925
Pzena Investment Management Inc., Class A	360,607	3,548,373
Sculptor Capital Management Inc.	525,857	14,666,152
StepStone Group Inc., Class A	922,897	39,352,328
StoneX Group Inc.(a)	386,195	25,450,251
Value Line Inc.	26,051	892,507
Virtus Investment Partners Inc.	159,456	49,482,386
WisdomTree Investments Inc.	3,030,551	17,183,224

		1,073,616,888

Chemicals — 1.9%
AdvanSix Inc.(a)	624,332	24,817,197
American Vanguard Corp.	658,301	9,907,430
Amyris Inc.(a)(b)	3,914,176	53,741,637
Avient Corp.	2,076,312	96,237,061
Balchem Corp.	735,384	106,682,157

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Cabot Corp.	1,279,871	$64,147,135
Chase Corp.	169,639	17,328,624
Danimer Scientific Inc.(a)(b)	1,518,196	24,807,323
Ecovyst Inc.	1,191,579	13,893,811
Ferro Corp.(a)	1,871,100	38,058,174
FutureFuel Corp.	574,369	4,095,251
GCP Applied Technologies Inc.(a)(b)	1,134,409	24,866,245
Hawkins Inc.	438,285	15,287,381
HB Fuller Co.	1,189,280	76,779,917
Ingevity Corp.(a)(b)	906,283	64,681,418
Innospec Inc.	559,357	47,109,047
Intrepid Potash Inc.(a)(b)	232,615	7,187,804
Koppers Holdings Inc.(a)(b)	466,048	14,568,660
Kraton Corp.(a)	716,538	32,702,794
Kronos Worldwide Inc.	507,056	6,292,565
Livent Corp.(a)(b)	3,697,767	85,455,395
Marrone Bio Innovations Inc.(a)(b)	2,309,795	2,081,125
Minerals Technologies Inc.(b)	766,722	53,547,864
Orion Engineered Carbons SA(a)	1,397,221	25,471,339
PureCycle Technologies Inc.(a)(b)	760,800	10,103,424
Quaker Chemical Corp.(b)	307,563	73,113,876
Rayonier Advanced Materials Inc.(a)(b)	1,379,763	10,348,223
Sensient Technologies Corp.	964,793	87,873,346
Stepan Co.	491,520	55,512,269
Tredegar Corp.	574,002	6,991,344
Trinseo SA	887,686	47,917,290
Tronox Holdings PLC, Class A	2,614,011	64,435,371
Valhi Inc.	55,661	1,298,571
Zymergen Inc.(a)(b)	432,116	5,690,968

		1,273,032,036

Commercial Services & Supplies — 1.8%
ABM Industries Inc.	1,536,819	69,172,223
ACCO Brands Corp.	2,157,282	18,531,052
Brady Corp., Class A, NVS	1,075,954	54,550,868
BrightView Holdings Inc.(a)(b)	933,885	13,784,143
Brink’s Co. (The)(b)	1,109,858	70,254,011
Casella Waste Systems Inc., Class A(a)(b)	1,122,060	85,209,237
CECO Environmental Corp.(a)(b)	704,685	4,960,982
Cimpress PLC(a)(b)	384,968	33,426,772
CompX International Inc.	41,138	854,848
CoreCivic Inc.(a)	2,749,788	24,473,113
Covanta Holding Corp.	2,732,431	54,976,512
Deluxe Corp.	960,132	34,459,138
Ennis Inc.	602,691	11,360,725
Harsco Corp.(a)	1,781,647	30,198,917
Healthcare Services Group Inc.	1,709,562	42,721,954
Heritage-Crystal Clean Inc.(a)	358,233	10,381,592
Herman Miller Inc.	1,696,130	63,876,256
HNI Corp.	1,002,950	36,828,324
Interface Inc.(b)	1,341,025	20,316,529
KAR Auction Services Inc.(a)	2,731,388	44,767,449
Kimball International Inc., Class B	798,880	8,947,456
Matthews International Corp., Class A	698,575	24,233,567
Montrose Environmental Group Inc.(a)(b)	520,010	32,105,417
NL Industries Inc.	207,692	1,196,306
Pitney Bowes Inc.	3,824,565	27,575,114
RR Donnelley & Sons Co.(a)	1,639,887	8,429,019
SP Plus Corp.(a)(b)	527,454	16,177,014
Steelcase Inc., Class A	2,045,021	25,930,866
Team Inc.(a)	607,582	1,828,822

Security	Shares	Value

Commercial Services & Supplies (continued)
Tetra Tech Inc.	1,229,962	$183,682,525
U.S. Ecology Inc.(a)	727,337	23,529,352
UniFirst Corp./MA	343,948	73,130,224
Viad Corp.(a)	471,257	21,399,780
VSE Corp.	244,037	11,755,262

		1,185,025,369

Communications Equipment — 0.7%
ADTRAN Inc.	1,110,449	20,832,023
Aviat Networks Inc.(a)(b)	158,858	5,220,074
CalAmp Corp.(a)(b)	819,741	8,156,423
Calix Inc.(a)(b)	1,258,668	62,215,959
Cambium Networks Corp.(a)(b)	242,821	8,787,692
Casa Systems Inc.(a)(b)	667,175	4,523,446
Clearfield Inc.(a)(b)	257,817	11,382,620
Comtech Telecommunications Corp.	580,892	14,876,644
Digi International Inc.(a)(b)	781,050	16,417,671
DZS Inc.(a)	388,960	4,768,650
EMCORE Corp.(a)(b)	844,329	6,315,581
Extreme Networks Inc.(a)	2,815,107	27,728,804
Harmonic Inc.(a)(b)	2,073,493	18,143,064
Infinera Corp.(a)(b)	4,144,317	34,480,717
Inseego Corp.(a)(b)	1,935,588	12,891,016
KVH Industries Inc.(a)(b)	311,068	2,995,585
NETGEAR Inc.(a)(b)	711,126	22,692,031
NetScout Systems Inc.(a)(b)	1,600,706	43,139,027
Plantronics Inc.(a)	964,004	24,784,543
Ribbon Communications Inc.(a)(b)	1,557,664	9,314,831
Viavi Solutions Inc.(a)(b)	5,214,119	82,070,233

		441,736,634

Construction & Engineering — 1.3%
Ameresco Inc., Class A(a)(b)	704,681	41,174,511
API Group Corp.(a)(b)(d)	4,522,137	92,025,488
Arcosa Inc.	1,105,268	55,451,295
Argan Inc.	340,292	14,860,552
Comfort Systems USA Inc.	813,258	58,001,560
Concrete Pumping Holdings Inc.(a)(b)	545,372	4,657,477
Construction Partners Inc., Class A(a)(b)	655,927	21,888,284
Dycom Industries Inc.(a)(b)	681,512	48,550,915
EMCOR Group Inc.	1,215,740	140,272,081
Fluor Corp.(a)	3,239,274	51,731,206
Granite Construction Inc.	1,043,645	41,276,160
Great Lakes Dredge & Dock Corp.(a)(b)	1,476,770	22,284,459
IES Holdings Inc.(a)	199,652	9,122,100
Infrastructure and Energy Alternatives Inc.(a)(b)	626,497	7,160,861
INNOVATE Corp.(a)(b)	997,771	4,090,861
Matrix Service Co.(a)(b)	580,830	6,075,482
MYR Group Inc.(a)(b)	376,717	37,483,341
Northwest Pipe Co.(a)(b)	232,517	5,510,653
NV5 Global Inc.(a)(b)	297,998	29,373,663
Primoris Services Corp.	1,218,306	29,836,314
Sterling Construction Co. Inc.(a)(b)	626,313	14,198,516
Tutor Perini Corp.(a)(b)	951,794	12,354,286
WillScot Mobile Mini Holdings Corp.(a)(b)	4,773,502	151,415,483

		898,795,548

Construction Materials — 0.2%
Forterra Inc.(a)	674,281	15,886,061
Summit Materials Inc., Class A(a)(b)	2,708,735	86,598,258
United State Lime & Minerals Inc.	47,684	5,760,227

		108,244,546

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance — 0.9%
Atlanticus Holdings Corp.(a)(b)	124,206	$6,590,370
Curo Group Holdings Corp.	488,589	8,467,247
Encore Capital Group Inc.(a)(b)	702,100	34,592,467
Enova International Inc.(a)	843,279	29,135,289
EZCORP Inc., Class A, NVS(a)(b)	1,195,001	9,046,158
FirstCash Inc.	905,516	79,232,650
Green Dot Corp., Class A(a)	1,226,697	61,739,660
LendingClub Corp.(a)(b)	2,231,744	63,024,451
LendingTree Inc.(a)(b)	264,989	37,053,412
Navient Corp.	3,800,369	74,981,280
Nelnet Inc., Class A	387,077	30,671,981
Oportun Financial Corp.(a)(b)	488,403	12,224,727
PRA Group Inc.(a)(b)	1,035,655	43,642,502
PROG Holdings Inc.	1,528,768	64,223,544
Regional Management Corp.	185,909	10,816,186
World Acceptance Corp.(a)(b)	99,335	18,831,929

		584,273,853

Containers & Packaging — 0.3%
Greif Inc., Class A, NVS	604,436	39,046,566
Greif Inc., Class B	132,876	8,610,365
Myers Industries Inc.	829,447	16,232,278
O-I Glass Inc.(a)	3,626,627	51,751,967
Pactiv Evergreen Inc.	993,352	12,436,767
Ranpak Holdings Corp.(a)(b)	858,044	23,012,740
TriMas Corp.(a)(b)	982,967	31,808,812
UFP Technologies Inc.(a)	159,614	9,830,626

		192,730,121

Distributors — 0.0%
Funko Inc., Class A(a)(b)	616,565	11,227,649
Greenlane Holdings Inc., Class A(a)(b)	376,472	892,238

		12,119,887

Diversified Consumer Services — 0.7%
2U Inc.(a)(b)	1,635,955	54,919,009
Adtalem Global Education Inc.(a)(b)	1,129,407	42,702,879
American Public Education Inc.(a)(b)	428,916	10,984,539
Carriage Services Inc.	375,170	16,728,830
Coursera Inc.(a)(b)	1,323,753	41,896,782
European Wax Center Inc., Class A(a)(b)	233,354	6,536,246
Graham Holdings Co., Class B	88,239	51,986,889
Houghton Mifflin Harcourt Co.(a)(b)	2,899,607	38,941,722
Laureate Education Inc., Class A(a)(b)	2,263,598	38,458,530
OneSpaWorld Holdings Ltd.(a)	1,226,867	12,231,864
Perdoceo Education Corp.(a)	1,600,707	16,903,466
PowerSchool Holdings Inc., Class A(a)(b)	989,204	24,344,310
Regis Corp.(a)(b)	551,491	1,919,189
StoneMor Inc.(a)(b)	741,701	1,832,002
Strategic Education Inc.	556,138	39,207,729
Stride Inc.(a)(b)	918,728	33,019,084
Vivint Smart Home Inc.(a)(b)	2,125,565	20,086,589
WW International Inc.(a)(b)	1,192,500	21,763,125

		474,462,784

Diversified Financial Services — 0.1%
Alerus Financial Corp.	352,948	10,546,086
A-Mark Precious Metals Inc.	201,399	12,087,968
Banco Latinoamericano de Comercio Exterior SA, Class E	721,566	12,656,268
Cannae Holdings Inc.(a)(b)	1,932,603	60,123,279
Marlin Business Services Corp.	196,275	4,363,193

		99,776,794

Security	Shares	Value

Diversified Telecommunication Services — 0.6%
Anterix Inc.(a)(b)	263,900	$16,018,730
ATN International Inc.	256,323	12,008,732
Bandwidth Inc., Class A(a)(b)	531,262	47,962,333
Cogent Communications Holdings Inc.	972,768	68,910,885
Consolidated Communications Holdings Inc.(a)	1,681,088	15,449,199
EchoStar Corp., Class A(a)(b)	914,992	23,341,446
Globalstar Inc.(a)(b)	14,046,802	23,458,159
IDT Corp., Class B(a)(b)	453,406	19,020,382
Iridium Communications Inc.(a)(b)	2,693,961	107,354,346
Liberty Latin America Ltd., Class A(a)(b)	992,554	12,982,606
Liberty Latin America Ltd., Class C, NVS(a)(b)	3,524,866	46,246,242
Ooma Inc.(a)(b)	502,818	9,357,443
Radius Global Infrastructure Inc., Class A(a)(b)	1,347,008	21,996,641

		424,107,144

Electric Utilities — 0.6%
ALLETE Inc.	1,197,579	71,279,902
MGE Energy Inc.	830,903	61,071,371
Otter Tail Corp.	938,371	52,520,625
PNM Resources Inc.	1,952,787	96,623,901
Portland General Electric Co.	2,053,151	96,477,565
Via Renewables Inc.	288,938	2,944,278

		380,917,642

Electrical Equipment — 1.0%
Advent Technologies Holdings Inc.(a)(b)	393,610	3,424,407
Allied Motion Technologies Inc.(b)	268,238	8,390,485
American Superconductor Corp.(a)(b)	619,890	9,037,996
Array Technologies Inc.(a)(b)	2,913,000	53,948,760
Atkore Inc.(a)(b)	1,051,589	91,404,116
AZZ Inc.	565,300	30,073,960
Babcock & Wilcox Enterprises Inc.(a)(b)	1,291,039	8,275,560
Beam Global(a)(b)	203,105	5,558,984
Blink Charging Co.(a)(b)	825,800	23,626,138
Bloom Energy Corp., Class A(a)(b)	3,175,898	59,452,811
Encore Wire Corp.	458,899	43,517,392
EnerSys	978,185	72,816,091
Eos Energy Enterprises Inc.(a)(b)	984,215	13,808,536
FTC Solar Inc.(a)(b)	438,564	3,416,414
FuelCell Energy Inc.(a)(b)	7,415,841	49,611,976
GrafTech International Ltd.(b)	4,648,617	47,973,727
Powell Industries Inc.	211,616	5,199,405
Preformed Line Products Co.	72,079	4,688,018
Romeo Power Inc.(a)(b)	2,885,924	14,285,324
Stem Inc.(a)(b)	1,103,229	26,356,141
Thermon Group Holdings Inc.(a)(b)	739,623	12,802,874
TPI Composites Inc.(a)(b)	831,522	28,063,868
Vicor Corp.(a)(b)	481,402	64,584,892

		680,317,875

Electronic Equipment, Instruments & Components — 2.2%
908 Devices Inc.(a)(b)	295,606	9,613,107
Advanced Energy Industries Inc.	877,490	76,999,748
Aeva Technologies Inc.(a)(b)	1,757,312	13,953,057
Akoustis Technologies Inc.(a)(b)	1,002,177	9,721,117
Arlo Technologies Inc.(a)	1,898,098	12,166,808
Badger Meter Inc.	666,175	67,376,940
Belden Inc.(b)	1,009,068	58,788,302
Benchmark Electronics Inc.	830,297	22,177,233
CTS Corp.	736,897	22,777,486
Daktronics Inc.(a)	846,749	4,597,847
ePlus Inc.(a)	303,144	31,105,606

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Fabrinet(a)(b)	843,282	$86,444,838
FARO Technologies Inc.(a)(b)	413,192	27,192,166
Identiv Inc.(a)(b)	477,579	8,997,588
II-VI Inc.(a)(b)	2,385,650	141,612,184
Insight Enterprises Inc.(a)(b)	786,746	70,870,080
Iteris Inc.(a)(b)	966,230	5,101,694
Itron Inc.(a)(b)	1,031,902	78,042,748
Kimball Electronics Inc.(a)(b)	555,019	14,302,840
Knowles Corp.(a)(b)	2,030,114	38,044,336
Luna Innovations Inc.(a)(b)	734,936	6,981,892
Methode Electronics Inc.	870,618	36,609,487
MicroVision Inc.(a)(b)	3,709,081	40,985,345
Napco Security Technologies Inc.(a)(b)	334,256	14,399,748
nLight Inc.(a)(b)	980,660	27,644,805
Novanta Inc.(a)(b)	804,908	124,358,286
OSI Systems Inc.(a)(b)	391,124	37,078,555
Ouster Inc.(a)(b)	670,424	4,907,504
PAR Technology Corp.(a)(b)	551,857	33,944,724
PC Connection Inc.	255,802	11,262,962
Plexus Corp.(a)(b)	637,928	57,037,142
Rogers Corp.(a)(b)	426,891	79,606,634
Sanmina Corp.(a)(b)	1,464,905	56,457,439
ScanSource Inc.(a)(b)	566,465	19,707,317
TTM Technologies Inc.(a)(b)	2,441,988	30,695,789
Velodyne Lidar Inc.(a)(b)	1,631,703	9,659,682
Vishay Intertechnology Inc.	3,041,295	61,099,617
Vishay Precision Group Inc.(a)	274,098	9,530,387

		1,461,853,040

Energy Equipment & Services — 0.8%
Archrock Inc.	3,118,446	25,727,179
Aspen Aerogels Inc.(a)(b)	502,097	23,101,483
Bristow Group Inc.(a)(b)	542,259	17,260,104
Cactus Inc., Class A	1,244,619	46,947,029
ChampionX Corp.(a)(b)	4,625,949	103,436,220
DMC Global Inc.(a)	428,610	15,819,995
Dril-Quip Inc.(a)(b)	809,570	20,384,973
Frank’s International NV(a)	3,847,192	11,310,744
FTS International Inc., Class A(a)(b)	205,168	5,047,133
Helix Energy Solutions Group Inc.(a)(b)	3,256,552	12,635,422
Helmerich & Payne Inc.	2,401,774	65,832,625
Liberty Oilfield Services Inc., Class A(a)	2,020,694	24,511,018
Nabors Industries Ltd.(a)(b)	160,837	15,517,554
National Energy Services Reunited Corp.(a)(b)	867,330	10,858,972
Newpark Resources Inc.(a)	2,125,630	7,014,579
NexTier Oilfield Solutions Inc.(a)(b)	3,996,665	18,384,659
Oceaneering International Inc.(a)	2,271,541	30,256,926
Oil States International Inc.(a)(b)	1,421,107	9,080,874
Patterson-UTI Energy Inc.	4,254,435	38,289,915
ProPetro Holding Corp.(a)(b)	1,974,596	17,080,255
RPC Inc.(a)(b)	1,557,705	7,570,446
Select Energy Services Inc., Class A(a)(b)	1,411,287	7,324,579
Solaris Oilfield Infrastructure Inc., Class A	721,053	6,013,582
TETRA Technologies Inc.(a)(b)	2,841,124	8,864,307
Tidewater Inc.(a)	936,737	11,297,048
U.S. Silica Holdings Inc.(a)	1,702,517	13,603,111

		573,170,732

Entertainment — 1.0%
AMC Entertainment Holdings Inc., Class A(a)(b)	11,747,384	447,105,435
Chicken Soup For The Soul Entertainment Inc.(a)(b)	161,780	3,699,909

Security	Shares	Value

Entertainment (continued)
Cinemark Holdings Inc.(a)(b)	2,464,798	$47,348,770
CuriosityStream Inc.(a)(b)	599,913	6,323,083
Eros STX Global Corp.(a)(b)	7,323,859	6,734,288
IMAX Corp.(a)(b)	1,136,035	21,561,944
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	223,724	6,020,413
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	828,635	21,892,537
Lions Gate Entertainment Corp., Class A(a)(b)	1,364,191	19,357,870
Lions Gate Entertainment Corp., Class B, NVS(a)(b)	2,680,944	34,852,272
Madison Square Garden Entertainment Corp.(a)(b)	595,758	43,293,734
Marcus Corp. (The)(a)	539,271	9,410,279

		667,600,534

Equity Real Estate Investment Trusts (REITs) — 6.1%
Acadia Realty Trust	1,998,458	40,788,528
Agree Realty Corp.	1,551,732	102,771,210
Alexander & Baldwin Inc.	1,652,634	38,737,741
Alexander’s Inc.	48,829	12,725,814
American Assets Trust Inc.	1,138,897	42,617,526
American Finance Trust Inc.	2,702,490	21,728,020
Apartment Investment & Management Co., Class A	3,445,669	23,602,833
Apple Hospitality REIT Inc.	4,917,022	77,344,756
Armada Hoffler Properties Inc.	1,394,872	18,649,439
Ashford Hospitality Trust Inc.(a)	388,868	5,724,137
Braemar Hotels & Resorts Inc.(a)	1,204,030	5,839,546
Brandywine Realty Trust	3,870,893	51,947,384
Broadstone Net Lease Inc.	3,530,885	87,601,257
BRT Apartments Corp.	253,412	4,885,783
CareTrust REIT Inc.	2,140,236	43,489,596
CatchMark Timber Trust Inc., Class A	1,127,711	13,385,930
Centerspace	317,436	29,997,702
Chatham Lodging Trust(a)	1,070,581	13,114,617
City Office REIT Inc.	973,859	17,393,122
Clipper Realty Inc.	281,309	2,278,603
Columbia Property Trust Inc.	2,615,094	49,739,088
Community Healthcare Trust Inc.	538,187	24,320,671
CorePoint Lodging Inc.(a)	878,709	13,619,990
Corporate Office Properties Trust	2,576,608	69,516,884
CTO Realty Growth Inc.	133,170	7,159,219
DiamondRock Hospitality Co.(a)	4,770,726	45,083,361
DigitalBridge Group Inc.(a)(b)	11,138,691	67,166,307
Diversified Healthcare Trust	5,352,524	18,145,056
Easterly Government Properties Inc.	1,922,906	39,727,238
EastGroup Properties Inc.	906,782	151,097,085
Empire State Realty Trust Inc., Class A	3,261,649	32,714,339
Equity Commonwealth(a)	2,675,299	69,504,268
Essential Properties Realty Trust Inc.	2,670,026	74,547,126
Farmland Partners Inc.	626,880	7,516,291
Four Corners Property Trust Inc.	1,735,361	46,611,796
Franklin Street Properties Corp., Class C	2,410,263	11,183,620
GEO Group Inc. (The)(b)	2,595,671	19,389,662
Getty Realty Corp.	917,479	26,891,309
Gladstone Commercial Corp.	819,207	17,227,923
Gladstone Land Corp.	654,585	14,904,900
Global Medical REIT Inc.	1,367,624	20,104,073
Global Net Lease Inc.	2,304,003	36,910,128
Healthcare Realty Trust Inc.	3,311,853	98,626,982
Hersha Hospitality Trust, Class A(a)	747,285	6,972,169
Independence Realty Trust Inc.	2,410,358	49,050,785
Indus Realty Trust Inc.	100,733	7,061,383
Industrial Logistics Properties Trust	1,481,871	37,654,342

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Innovative Industrial Properties Inc.	540,459	$124,937,907
iStar Inc.	1,604,626	40,244,020
Kite Realty Group Trust	1,902,360	38,732,050
Lexington Realty Trust	6,257,943	79,788,773
LTC Properties Inc.	887,830	28,135,333
Macerich Co. (The)	4,880,392	81,551,350
Mack-Cali Realty Corp.(a)	2,003,114	34,293,312
Monmouth Real Estate Investment Corp.	2,172,750	40,521,788
National Health Investors Inc.	997,885	53,386,847
National Storage Affiliates Trust	1,853,491	97,845,790
NETSTREIT Corp.	900,519	21,297,274
NexPoint Residential Trust Inc.	507,578	31,408,927
Office Properties Income Trust	1,092,276	27,667,351
One Liberty Properties Inc.	367,283	11,198,459
Outfront Media Inc.	3,319,647	83,655,104
Paramount Group Inc.	4,257,919	38,278,692
Pebblebrook Hotel Trust(b)	2,965,262	66,451,521
Phillips Edison & Co. Inc.	430,348	13,215,987
Physicians Realty Trust	4,918,771	86,668,745
Piedmont Office Realty Trust Inc., Class A	2,828,467	49,300,180
Plymouth Industrial REIT Inc.	675,058	15,357,570
Postal Realty Trust Inc., Class A	277,826	5,178,677
PotlatchDeltic Corp.	1,506,310	77,695,470
Preferred Apartment Communities Inc.	1,154,028	14,113,762
PS Business Parks Inc.	458,237	71,824,067
Retail Opportunity Investments Corp.	2,710,995	47,225,533
Retail Properties of America Inc., Class A	4,893,164	63,023,952
Retail Value Inc.	385,631	10,153,664
RLJ Lodging Trust	3,806,286	56,561,410
RPT Realty	1,830,414	23,356,083
Ryman Hospitality Properties Inc.(a)(b)	1,226,937	102,694,627
Sabra Health Care REIT Inc.	5,026,513	73,990,271
Safehold Inc.(b)	408,213	29,346,433
Saul Centers Inc.	269,731	11,884,348
Seritage Growth Properties, Class A(a)(b)	847,560	12,569,315
Service Properties Trust	3,789,141	42,476,271
SITE Centers Corp.	3,952,228	61,022,400
STAG Industrial Inc.	3,725,034	146,207,584
Summit Hotel Properties Inc.(a)	2,355,364	22,682,155
Sunstone Hotel Investors Inc.(a)	4,966,563	59,300,762
Tanger Factory Outlet Centers Inc.	2,319,025	37,800,108
Terreno Realty Corp.	1,585,658	100,261,155
UMH Properties Inc.	953,947	21,845,386
Uniti Group Inc.	4,435,843	54,871,378
Universal Health Realty Income Trust	299,334	16,544,190
Urban Edge Properties	2,641,205	48,360,464
Urstadt Biddle Properties Inc., Class A	674,280	12,764,120
Ventas Inc.	1	55
Washington REIT	1,931,161	47,796,235
Whitestone REIT	974,060	9,526,307
Xenia Hotels & Resorts Inc.(a)	2,599,014	46,106,508

		4,108,189,209

Food & Staples Retailing — 0.9%
Andersons Inc. (The)	717,350	22,115,900
BJ’s Wholesale Club Holdings Inc.(a)(b)	3,126,231	171,692,606
Chefs’ Warehouse Inc. (The)(a)(b)	710,390	23,137,402
HF Foods Group Inc.(a)(b)	765,513	4,631,354
Ingles Markets Inc., Class A	326,328	21,547,438
MedAvail Holdings Inc.(a)(b)	270,180	788,926
Natural Grocers by Vitamin Cottage Inc.	229,153	2,571,097

Security	Shares	Value

Food & Staples Retailing (continued)
Performance Food Group Co.(a)(b)	3,457,760	$160,647,530
PriceSmart Inc.	534,028	41,413,871
Rite Aid Corp.(a)(b)	1,247,189	17,710,084
SpartanNash Co.	838,056	18,353,426
Sprouts Farmers Market Inc.(a)(b)	2,616,792	60,631,071
United Natural Foods Inc.(a)(b)	1,272,668	61,622,584
Village Super Market Inc., Class A	189,838	4,115,688
Weis Markets Inc.	384,483	20,204,582

		631,183,559

Food Products — 0.9%
AppHarvest Inc.(a)(b)	1,594,719	10,397,568
B&G Foods Inc.(b)	1,461,064	43,671,203
Calavo Growers Inc.	398,824	15,251,030
Cal-Maine Foods Inc.(b)	810,891	29,321,819
Fresh Del Monte Produce Inc.	779,533	25,116,553
Hostess Brands Inc.(a)(b)	2,988,195	51,904,947
J&J Snack Foods Corp.	336,303	51,393,825
John B Sanfilippo & Son Inc.	202,396	16,539,801
Laird Superfood Inc.(a)(b)	142,875	2,726,055
Lancaster Colony Corp.	433,146	73,119,376
Landec Corp.(a)(b)	570,955	5,264,205
Limoneira Co.	361,671	5,848,220
Mission Produce Inc.(a)	854,964	15,714,238
Sanderson Farms Inc.	463,434	87,218,279
Seneca Foods Corp., Class A(a)	152,408	7,349,114
Simply Good Foods Co. (The)(a)(b)	1,941,709	66,969,543
Tattooed Chef Inc.(a)(b)	1,086,558	20,025,264
Tootsie Roll Industries Inc.	359,903	10,951,848
TreeHouse Foods Inc.(a)(b)	1,185,928	47,294,809
Utz Brands Inc.	1,304,714	22,349,751
Vital Farms Inc.(a)(b)	571,617	10,043,311
Whole Earth Brands Inc.(a)(b)	861,615	9,951,653

		628,422,412

Gas Utilities — 0.8%
Brookfield Infrastructure Corp., Class A(b)	1,223,420	73,258,390
Chesapeake Utilities Corp.	376,592	45,209,870
New Jersey Resources Corp.	2,203,854	76,716,158
Northwest Natural Holding Co.	693,349	31,887,120
ONE Gas Inc.	1,203,063	76,238,102
South Jersey Industries Inc.	2,349,764	49,955,983
Southwest Gas Holdings Inc.	1,350,470	90,319,433
Spire Inc.	1,156,982	70,784,159

		514,369,215

Health Care Equipment & Supplies — 3.6%
Accelerate Diagnostics Inc.(a)(b)	760,522	4,433,843
Accuray Inc.(a)(b)	2,055,728	8,120,126
Acutus Medical Inc.(a)(b)	436,422	3,857,970
Alphatec Holdings Inc.(a)(b)	1,596,867	19,465,809
AngioDynamics Inc.(a)	839,128	21,766,980
Apyx Medical Corp.(a)(b)	720,159	9,974,202
Asensus Surgical Inc.(a)(b)	5,433,001	10,051,052
Aspira Women’s Health Inc.(a)(b)	1,676,056	5,447,182
AtriCure Inc.(a)(b)	1,021,707	71,059,722
Atrion Corp.	31,739	22,137,952
Avanos Medical Inc.(a)(b)	1,097,524	34,242,749
Axogen Inc.(a)(b)	879,372	13,894,078
Axonics Inc.(a)(b)	1,045,785	68,070,146
BioLife Solutions Inc.(a)(b)	554,083	23,448,793
Bioventus Inc., Class A(a)(b)	367,435	5,202,880

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Butterfly Network Inc.(a)(b)	4,188,787	$43,730,936
Cardiovascular Systems Inc.(a)(b)	895,124	29,386,921
Cerus Corp.(a)(b)	3,835,568	23,358,609
ClearPoint Neuro Inc.(a)(b)	433,809	7,700,110
CONMED Corp.	662,173	86,632,094
CryoLife Inc.(a)(b)	877,324	19,555,552
CryoPort Inc.(a)(b)	924,953	61,518,624
Cutera Inc.(a)	401,190	18,695,454
CVRx Inc.(a)(b)	186,814	3,089,904
CytoSorbents Corp.(a)(b)	901,187	7,317,638
DarioHealth Corp.(a)(b)	310,796	4,242,365
Eargo Inc.(a)(b)	445,054	2,995,213
Glaukos Corp.(a)(b)	1,025,118	49,379,934
Haemonetics Corp.(a)	1,150,558	81,217,889
Heska Corp.(a)	223,102	57,680,791
Inari Medical Inc.(a)(b)	775,268	62,874,235
Inogen Inc.(a)(b)	439,531	18,939,391
Integer Holdings Corp.(a)	749,085	66,923,254
Intersect ENT Inc.(a)	759,244	20,651,437
Invacare Corp.(a)	733,953	3,493,616
iRadimed Corp.(a)(b)	146,219	4,911,496
iRhythm Technologies Inc.(a)(b)	672,857	39,402,506
Lantheus Holdings Inc.(a)(b)	1,536,264	39,451,260
LeMaitre Vascular Inc.	430,847	22,873,667
LivaNova PLC(a)(b)	1,219,291	96,555,654
Meridian Bioscience Inc.(a)(b)	972,427	18,709,495
Merit Medical Systems Inc.(a)(b)	1,170,562	84,046,352
Mesa Laboratories Inc.(b)	113,542	34,330,559
Misonix Inc.(a)	275,407	6,967,797
Natus Medical Inc.(a)(b)	778,956	19,536,216
Neogen Corp.(a)	2,455,163	106,627,729
Neuronetics Inc.(a)(b)	575,859	3,777,635
NeuroPace Inc.(a)(b)	160,539	2,544,543
Nevro Corp.(a)(b)	789,035	91,827,893
NuVasive Inc.(a)(b)	1,181,459	70,710,321
OraSure Technologies Inc.(a)	1,662,390	18,801,631
Ortho Clinical Diagnostics Holdings PLC(a)	2,527,960	46,716,701
Orthofix Medical Inc.(a)(b)	430,949	16,427,776
OrthoPediatrics Corp.(a)(b)	319,838	20,952,587
Outset Medical Inc.(a)(b)	1,043,487	51,589,997
PAVmed Inc.(a)(b)	1,668,314	14,247,402
Pulmonx Corp.(a)(b)	585,655	21,071,867
Pulse Biosciences Inc.(a)(b)	301,587	6,514,279
Quotient Ltd.(a)(b)	1,809,111	4,233,320
Retractable Technologies Inc.(a)(b)	401,398	4,427,420
RxSight Inc.(a)(b)	191,096	2,421,186
SeaSpine Holdings Corp.(a)	732,043	11,515,036
Senseonics Holdings Inc.(a)(b)	9,860,009	33,425,431
Shockwave Medical Inc.(a)(b)	769,586	158,442,366
SI-BONE Inc.(a)(b)	740,856	15,869,136
Sientra Inc.(a)(b)	1,325,468	7,594,932
Sight Sciences Inc.(a)(b)	255,956	5,810,201
Silk Road Medical Inc.(a)(b)	773,404	42,560,422
Soliton Inc.(a)(b)	266,440	5,424,718
STAAR Surgical Co.(a)(b)	1,083,814	139,302,613
Stereotaxis Inc.(a)	1,144,173	6,155,651
Surmodics Inc.(a)(b)	311,814	17,336,858
Tactile Systems Technology Inc.(a)(b)	442,010	19,647,345
Talis Biomedical Corp.(a)(b)	333,040	2,081,500
TransMedics Group Inc.(a)(b)	600,819	19,881,101

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Treace Medical Concepts Inc.(a)(b)	252,123	$6,782,109
Utah Medical Products Inc.	75,589	7,017,683
Vapotherm Inc.(a)(b)	526,881	11,733,640
Varex Imaging Corp.(a)(b)	866,764	24,442,745
ViewRay Inc.(a)(b)	3,153,021	22,733,281
Zynex Inc.(a)(b)	448,639	5,109,998

		2,403,101,506

Health Care Providers & Services — 3.0%
1Life Healthcare Inc.(a)(b)	2,659,287	53,850,562
Accolade Inc.(a)(b)	1,148,114	48,415,967
AdaptHealth Corp.(a)(b)	1,633,265	38,038,742
Addus HomeCare Corp.(a)	350,913	27,985,312
Agiliti Inc.(a)(b)	524,408	9,984,728
Alignment Healthcare Inc.(a)(b)	607,258	9,703,983
AMN Healthcare Services Inc.(a)	1,075,274	123,387,692
Apollo Medical Holdings Inc.(a)(b)	860,060	78,308,463
Apria Inc.(a)(b)	345,200	12,824,180
Aveanna Healthcare Holdings Inc.(a)(b)	889,655	7,135,033
Biodesix Inc.(a)(b)	283,136	2,327,378
Brookdale Senior Living Inc.(a)(b)	4,201,413	26,468,902
Castle Biosciences Inc.(a)(b)	485,772	32,303,838
Community Health Systems Inc.(a)(b)	2,830,452	33,116,288
CorVel Corp.(a)(b)	201,169	37,461,691
Covetrus Inc.(a)	2,360,471	42,818,944
Cross Country Healthcare Inc.(a)	817,593	17,365,675
Ensign Group Inc. (The)	1,198,527	89,757,687
Exagen Inc.(a)(b)	249,787	3,397,103
Fulgent Genetics Inc.(a)(b)	476,245	42,838,238
Hanger Inc.(a)(b)	852,634	18,723,843
HealthEquity Inc.(a)(b)	1,865,698	120,822,603
InfuSystem Holdings Inc.(a)(b)	413,254	5,384,700
Innovage Holding Corp.(a)	422,588	2,793,307
Joint Corp. (The)(a)(b)	319,682	31,335,230
LHC Group Inc.(a)(b)	696,635	109,308,998
LifeStance Health Group Inc.(a)(b)	1,066,091	15,458,320
Magellan Health Inc.(a)	548,128	51,825,502
MEDNAX Inc.(a)	1,736,212	49,360,507
ModivCare Inc.(a)(b)	283,291	51,451,311
National HealthCare Corp.	289,868	20,284,963
National Research Corp.	311,631	13,141,479
Ontrak Inc.(a)(b)	202,257	2,030,660
Option Care Health Inc.(a)(b)	3,417,185	82,900,908
Owens & Minor Inc.(b)	1,654,257	51,761,702
Patterson Companies Inc.	1,954,250	58,901,095
Pennant Group Inc. (The)(a)(b)	591,875	16,625,769
PetIQ Inc.(a)(b)	608,520	15,194,744
Privia Health Group Inc.(a)(b)	453,184	10,677,015
Progyny Inc.(a)(b)	1,438,715	80,568,040
R1 RCM Inc.(a)(b)	2,707,655	59,595,487
RadNet Inc.(a)	1,041,094	30,514,465
Select Medical Holdings Corp.	2,520,135	91,153,283
Sharps Compliance Corp.(a)(b)	330,061	2,729,604
SOC Telemed Inc.(a)	1,388,310	3,137,581
Surgery Partners Inc.(a)(b)	722,807	30,603,648
Tenet Healthcare Corp.(a)(b)	2,422,344	160,940,535
Tivity Health Inc.(a)(b)	990,035	22,830,207
Triple-S Management Corp.(a)	526,917	18,637,054
U.S. Physical Therapy Inc.(b)	291,479	32,237,577

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Viemed Healthcare Inc.(a)(b)	837,835	$4,649,984

		2,003,070,527

Health Care Technology — 1.3%
Allscripts Healthcare Solutions Inc.(a)(b)	2,824,266	37,760,436
American Well Corp., Class A(a)(b)	4,174,021	38,025,331
Castlight Health Inc., Class B(a)(b)	2,755,137	4,325,565
Computer Programs & Systems Inc.(b)	325,024	11,525,351
Convey Holding Parent Inc.(a)	309,173	2,597,053
Evolent Health Inc., Class A(a)(b)	1,767,687	54,798,297
Forian Inc.(a)(b)	418,388	4,317,764
Health Catalyst Inc.(a)(b)	1,144,393	57,231,094
HealthStream Inc.(a)(b)	583,507	16,676,630
Icad Inc.(a)(b)	504,949	5,428,202
Inovalon Holdings Inc., Class A(a)(b)	1,722,996	69,419,509
Inspire Medical Systems Inc.(a)(b)	613,255	142,814,824
Multiplan Corp.(a)(b)	5,150,673	28,998,289
NantHealth Inc.(a)(b)	653,901	1,052,781
NextGen Healthcare Inc.(a)(b)	1,273,087	17,950,527
Omnicell Inc.(a)(b)	981,166	145,634,469
OptimizeRx Corp.(a)(b)	391,474	33,490,601
Phreesia Inc.(a)(b)	1,116,324	68,877,191
Schrodinger Inc.(a)(b)	1,033,494	56,511,452
Simulations Plus Inc.(b)	352,760	13,934,020
Tabula Rasa HealthCare Inc.(a)(b)	518,229	13,582,782
Vocera Communications Inc.(a)(b)	794,646	36,363,001

		861,315,169

Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment Inc.(a)(b)	1,298,547	15,764,361
Bally’s Corp.(a)	744,588	37,333,642
Biglari Holdings Inc., Class B, NVS(a)(b)	18,682	3,209,754
BJ’s Restaurants Inc.(a)	508,473	21,233,833
Bloomin’ Brands Inc.(a)	2,020,430	50,510,750
Bluegreen Vacations Holding Corp.(a)	326,583	8,425,841
Brinker International Inc.(a)	1,036,074	50,819,430
Carrols Restaurant Group Inc.	770,679	2,820,685
Century Casinos Inc.(a)(b)	611,507	8,236,999
Cheesecake Factory Inc. (The)(a)	1,051,377	49,414,719
Chuy’s Holdings Inc.(a)(b)	463,182	14,604,128
Cracker Barrel Old Country Store Inc.	540,878	75,636,380
Dave & Buster’s Entertainment Inc.(a)	985,701	37,781,919
Del Taco Restaurants Inc.	688,467	6,010,317
Denny’s Corp.(a)(b)	1,444,604	23,604,829
Dine Brands Global Inc.(a)	370,695	30,104,141
Drive Shack Inc.(a)(b)	1,910,498	5,368,499
El Pollo Loco Holdings Inc.(a)(b)	447,194	7,557,579
Esports Technologies Inc.(a)(b)	254,114	8,530,607
Everi Holdings Inc.(a)(b)	1,945,667	47,046,228
F45 Training Holdings Inc.(a)(b)	470,799	7,043,153
Fiesta Restaurant Group Inc.(a)(b)	387,910	4,251,494
Full House Resorts Inc.(a)(b)	751,474	7,973,139
GAN Ltd.(a)(b)	932,771	13,870,305
Golden Entertainment Inc.(a)(b)	398,932	19,583,572
Golden Nugget Online Gaming Inc.(a)	911,146	15,826,606
Hall of Fame Resort & Entertainment Co.(a)(b)	1,270,295	3,366,282
Hilton Grand Vacations Inc.(a)(b)	1,951,534	92,834,472
International Game Technology PLC(a)	2,280,630	60,026,182
Jack in the Box Inc.	497,439	48,415,738
Krispy Kreme Inc.(a)(b)	504,304	7,060,256
Kura Sushi USA Inc., Class A(a)(b)	81,337	3,552,800

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Lindblad Expeditions Holdings Inc.(a)(b)	708,707	$10,340,035
Monarch Casino & Resort Inc.(a)(b)	301,818	20,218,788
Nathan’s Famous Inc.	62,617	3,830,282
NEOGAMES SA(a)(b)	133,256	4,893,160
Noodles & Co.(a)(b)	937,616	11,063,869
ONE Group Hospitality Inc. (The)(a)(b)	451,165	4,822,954
Papa John’s International Inc.	754,392	95,800,240
PlayAGS Inc.(a)(b)	633,503	4,992,004
RCI Hospitality Holdings Inc.(b)	190,349	13,040,810
Red Robin Gourmet Burgers Inc.(a)(b)	369,858	8,528,926
Red Rock Resorts Inc., Class A(a)	1,406,204	72,025,769
Rush Street Interactive Inc.(a)(b)	1,212,758	23,297,081
Ruth’s Hospitality Group Inc.(a)	780,295	16,159,909
Scientific Games Corp./DE, Class A(a)(b)	2,075,697	172,428,150
SeaWorld Entertainment Inc.(a)	1,174,723	64,985,676
Shake Shack Inc., Class A(a)	853,804	66,989,462
Target Hospitality Corp.(a)(b)	575,216	2,145,556
Texas Roadhouse Inc.	1,596,659	145,822,866
Wingstop Inc.(b)	680,652	111,579,282
Xponential Fitness Inc., Class A(a)(b)	213,278	2,706,498

		1,643,489,957

Household Durables — 1.8%
Aterian Inc.(a)(b)	592,954	6,421,692
Bassett Furniture Industries Inc.	215,639	3,905,222
Beazer Homes USA Inc.(a)(b)	679,672	11,724,342
Casper Sleep Inc.(a)(b)	669,424	2,858,440
Cavco Industries Inc.(a)	210,522	49,838,978
Century Communities Inc.	684,808	42,081,452
Ethan Allen Interiors Inc.	533,311	12,639,471
Flexsteel Industries Inc.	154,242	4,762,993
GoPro Inc., Class A(a)(b)	2,908,592	27,224,421
Green Brick Partners Inc.(a)(b)	701,139	14,387,372
Hamilton Beach Brands Holding Co., Class A	171,182	2,682,422
Helen of Troy Ltd.(a)(b)	549,777	123,523,896
Hooker Furniture Corp.	262,233	7,077,669
Hovnanian Enterprises Inc., Class A(a)(b)	117,981	11,372,189
Installed Building Products Inc.	541,033	57,971,686
iRobot Corp.(a)(b)	637,875	50,073,187
KB Home	1,908,318	74,271,737
Landsea Homes Corp.(a)(b)	245,642	2,127,260
La-Z-Boy Inc.	1,042,034	33,584,756
Legacy Housing Corp.(a)(b)	187,877	3,376,150
LGI Homes Inc.(a)(b)	499,643	70,904,338
Lifetime Brands Inc.	296,295	5,389,606
Lovesac Co. (The)(a)(b)	291,352	19,255,454
M/I Homes Inc.(a)(b)	651,901	37,679,878
MDC Holdings Inc.	1,304,227	60,933,485
Meritage Homes Corp.(a)	855,065	82,941,305
Purple Innovation Inc., Class A(a)(b)	1,314,748	27,636,003
Skyline Champion Corp.(a)(b)	1,198,285	71,968,997
Snap One Holdings Corp.(a)(b)	304,995	5,084,267
Sonos Inc.(a)(b)	2,742,465	88,746,167
Taylor Morrison Home Corp.(a)(b)	2,781,957	71,718,851
Traeger Inc.(a)(b)	518,162	10,845,131
TRI Pointe Homes Inc.(a)	2,576,722	54,162,696
Tupperware Brands Corp.(a)(b)	1,130,190	23,869,613
Universal Electronics Inc.(a)	297,810	14,667,142
VOXX International Corp.(a)(b)	372,994	4,270,781
Vuzix Corp.(a)(b)	1,338,171	13,997,269

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Weber Inc., Class A(a)(b)	390,747	$6,873,240

		1,212,849,558

Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	223,992	10,751,616
Central Garden & Pet Co., Class A, NVS(a)	922,946	39,686,678
Energizer Holdings Inc.	1,552,648	60,630,905
Oil-Dri Corp. of America	122,753	4,296,355
WD-40 Co.(b)	311,657	72,142,362

		187,507,916

Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy Inc., Class A	809,846	22,837,657
Clearway Energy Inc., Class C	1,871,535	56,651,364
Ormat Technologies Inc.(b)	1,033,777	68,859,886
Sunnova Energy International Inc.(a)(b)	1,962,770	64,653,644

		213,002,551

Industrial Conglomerates — 0.3%
Raven Industries Inc.(a)	813,461	46,863,488
Zurn Water Solutions Corp.	2,767,907	177,948,741

		224,812,229

Insurance — 1.9%
Ambac Financial Group Inc.(a)	1,037,671	14,859,449
American Equity Investment Life Holding Co.	1,909,888	56,475,388
American National Group Inc.	177,862	33,621,254
AMERISAFE Inc.	443,769	24,922,067
Argo Group International Holdings Ltd.	735,362	38,400,604
Bright Health Group Inc.(a)(b)	1,218,820	9,945,571
BRP Group Inc., Class A(a)(b)	1,076,724	35,844,142
Citizens Inc./TX(a)(b)	1,200,614	7,455,813
CNO Financial Group Inc.	2,950,194	69,447,567
Crawford & Co., Class A, NVS	374,277	3,357,265
Donegal Group Inc., Class A	335,783	4,865,496
eHealth Inc.(a)(b)	567,515	22,984,357
Employers Holdings Inc.	627,467	24,778,672
Enstar Group Ltd.(a)(b)	288,843	67,800,117
Genworth Financial Inc., Class A(a)	11,078,471	41,544,266
Goosehead Insurance Inc., Class A	403,858	61,503,535
Greenlight Capital Re Ltd., Class A(a)(b)	585,549	4,327,207
HCI Group Inc.	128,471	14,230,733
Heritage Insurance Holdings Inc.	633,444	4,313,754
Horace Mann Educators Corp.	911,757	36,278,811
Independence Holding Co.	99,806	4,949,380
Investors Title Co.	29,627	5,409,890
James River Group Holdings Ltd.	795,254	30,004,933
Kinsale Capital Group Inc.(b)	490,462	79,307,705
Maiden Holdings Ltd.(a)	1,610,072	5,087,828
MBIA Inc.(a)(b)	1,112,417	14,294,558
MetroMile Inc.(a)(b)	854,187	3,032,364
National Western Life Group Inc., Class A	61,388	12,927,699
NI Holdings Inc.(a)(b)	204,228	3,586,244
Palomar Holdings Inc.(a)(b)	560,564	45,310,388
ProAssurance Corp.	1,159,638	27,576,192
RLI Corp.	912,689	91,515,326
Safety Insurance Group Inc.	328,513	26,034,655
Selective Insurance Group Inc.	1,368,696	103,377,609
Selectquote Inc.(a)(b)	3,056,860	39,525,200
SiriusPoint Ltd.(a)(b)	2,047,532	18,960,146
State Auto Financial Corp.	404,109	20,589,354
Stewart Information Services Corp.	583,144	36,889,689
Tiptree Inc.	530,857	5,319,187

Security	Shares	Value

Insurance (continued)
Trean Insurance Group Inc.(a)(b)	406,625	$4,208,569
Trupanion Inc.(a)(b)	870,799	67,634,958
United Fire Group Inc.	486,596	11,240,368
United Insurance Holdings Corp.	490,996	1,782,315
Universal Insurance Holdings Inc.	636,959	8,305,945

		1,243,826,570

Interactive Media & Services — 0.5%
Cargurus Inc.(a)(b)	2,163,018	67,940,396
Cars.com Inc.(a)(b)	1,551,546	19,627,057
Eventbrite Inc., Class A(a)(b)	1,707,763	32,293,798
EverQuote Inc., Class A(a)(b)	435,752	8,118,060
fuboTV Inc.(a)(b)	2,999,056	71,857,382
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	1,729,004	5,342,622
MediaAlpha Inc., Class A(a)(b)	477,524	8,920,148
Outbrain Inc.(a)(b)	185,329	2,742,869
QuinStreet Inc.(a)	1,144,451	20,096,560
TrueCar Inc.(a)(b)	2,104,551	8,754,932
Yelp Inc.(a)	1,632,241	60,784,655

		306,478,479

Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com Inc., Class A(a)(b)	621,203	18,952,904
1stdibs.com Inc.(a)(b)	154,625	1,917,350
CarParts.com Inc.(a)(b)	1,103,463	17,225,057
Duluth Holdings Inc., Class B(a)(b)	279,945	3,815,650
Groupon Inc.(a)(b)	541,762	12,357,591
Lands’ End Inc.(a)(b)	333,811	7,857,911
Liquidity Services Inc.(a)(b)	602,975	13,030,290
Overstock.com Inc.(a)(b)	980,416	76,394,015
PetMed Express Inc.	440,701	11,841,636
Porch Group Inc.(a)(b)	1,768,374	31,264,852
Quotient Technology Inc.(a)(b)	2,073,513	12,067,846
RealReal Inc. (The)(a)(b)	1,777,752	23,430,771
Revolve Group Inc.(a)(b)	819,032	50,591,607
Shutterstock Inc.	533,653	60,473,558
Stamps.com Inc.(a)(b)	404,632	133,443,587
Stitch Fix Inc., Class A(a)(b)	1,347,488	53,832,146
Xometry Inc., Class A(a)(b)	185,109	10,675,236

		539,172,007

IT Services — 1.6%
BigCommerce Holdings Inc., Series 1(a)(b)	1,098,564	55,631,281
Brightcove Inc.(a)(b)	899,416	10,379,261
Cantaloupe Inc.(a)(b)	1,343,784	14,485,992
Cass Information Systems Inc.	328,183	13,734,459
Conduent Inc.(a)(b)	3,835,100	25,273,309
CSG Systems International Inc.	742,344	35,780,981
DigitalOcean Holdings Inc.(a)(b)	1,135,750	88,168,272
EVERTEC Inc.	1,381,510	63,162,637
Evo Payments Inc., Class A(a)(b)	1,090,807	25,830,310
ExlService Holdings Inc.(a)	748,908	92,205,553
Flywire Corp.(a)	278,104	12,192,079
GreenBox POS(a)(b)	402,563	3,337,247
GreenSky Inc., Class A(a)(b)	1,660,717	18,566,816
Grid Dynamics Holdings Inc.(a)(b)	962,727	28,130,883
Hackett Group Inc. (The)	574,348	11,268,708
I3 Verticals Inc., Class A(a)(b)	476,368	11,532,869
IBEX Holdings Ltd.(a)(b)	130,590	2,220,030
International Money Express Inc.(a)(b)	738,139	12,326,921
Limelight Networks Inc.(a)(b)	2,876,330	6,845,665
LiveRamp Holdings Inc.(a)(b)	1,503,742	71,021,735

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Maximus Inc.	1,398,957	$116,393,222
MoneyGram International Inc.(a)(b)	2,044,032	16,393,137
Paya Holdings Inc., Class A(a)(b)	1,895,477	20,603,835
Perficient Inc.(a)(b)	742,256	85,879,019
Priority Technology Holdings Inc.(a)(b)	230,041	1,536,674
Rackspace Technology Inc.(a)(b)	1,245,220	17,707,028
Repay Holdings Corp.(a)(b)	1,977,061	45,531,715
StarTek Inc.(a)(b)	386,724	2,130,849
TTEC Holdings Inc.	421,632	39,435,241
Tucows Inc., Class A(a)(b)	216,863	17,121,334
Unisys Corp.(a)(b)	1,497,255	37,640,991
Verra Mobility Corp.(a)(b)	3,058,165	46,086,547

		1,048,554,600

Leisure Products — 0.5%
Acushnet Holdings Corp.	782,026	36,520,614
American Outdoor Brands Inc.(a)(b)	334,781	8,222,222
AMMO Inc.(a)(b)	1,966,720	12,095,328
Callaway Golf Co.(a)	2,639,562	72,931,098
Clarus Corp.	542,824	13,912,579
Escalade Inc.	230,291	4,354,803
Genius Brands International Inc.(a)(b)	6,515,853	8,861,560
Johnson Outdoors Inc., Class A	118,416	12,528,413
Latham Group Inc.(a)(b)	535,525	8,782,610
Malibu Boats Inc., Class A(a)(b)	472,100	33,037,558
Marine Products Corp.	186,636	2,334,816
MasterCraft Boat Holdings Inc.(a)(b)	435,295	10,917,199
Nautilus Inc.(a)(b)	705,796	6,570,961
Smith & Wesson Brands Inc.	1,121,174	23,275,572
Sturm Ruger & Co. Inc.	396,232	29,233,997
Vista Outdoor Inc.(a)(b)	1,327,207	53,499,714

		337,079,044

Life Sciences Tools & Services — 1.0%
Absci Corp.(a)(b)	318,665	3,706,074
Akoya Biosciences Inc.(a)(b)	176,076	2,458,021
Alpha Teknova Inc.(a)(b)	159,862	3,978,965
Berkeley Lights Inc.(a)(b)	1,100,717	21,530,025
BioNano Genomics Inc.(a)(b)	6,414,276	35,278,518
ChromaDex Corp.(a)(b)	1,081,326	6,779,914
Codex DNA Inc.(a)(b)	178,042	1,981,607
Codexis Inc.(a)(b)	1,372,606	31,926,816
Contra Aduro Biotech I(a)(b)(c)	272,340	817,020
Cytek Biosciences Inc.(a)	368,697	7,893,803
Fluidigm Corp.(a)(b)	1,738,393	11,456,010
Harvard Bioscience Inc.(a)(b)	889,307	6,207,363
Inotiv Inc.(a)(b)	298,581	8,730,508
Medpace Holdings Inc.(a)(b)	661,247	125,160,832
NanoString Technologies Inc.(a)(b)	1,034,486	49,665,673
NeoGenomics Inc.(a)(b)	2,585,966	124,747,000
Pacific Biosciences of California Inc.(a)(b)	4,434,949	113,312,947
Personalis Inc.(a)(b)	823,820	15,850,297
Quanterix Corp.(a)(b)	703,693	35,036,874
Rapid Micro Biosystems Inc., Cass A(a)	183,566	3,390,464
Seer Inc.(a)(b)	953,319	32,918,105
Singular Genomics Systems Inc.(a)(b)	271,743	3,040,804

		645,867,640

Machinery — 3.6%
AgEagle Aerial Systems Inc.(a)(b)	1,538,893	4,632,068
Alamo Group Inc.	226,774	31,641,776
Albany International Corp., Class A	701,965	53,960,050

Security	Shares	Value

Machinery (continued)
Altra Industrial Motion Corp.	1,478,000	$81,807,300
Astec Industries Inc.	515,390	27,733,136
Barnes Group Inc.	1,080,026	45,069,485
Blue Bird Corp.(a)(b)	366,943	7,654,431
Chart Industries Inc.(a)(b)	832,932	159,181,635
CIRCOR International Inc.(a)(b)	426,856	14,090,517
Columbus McKinnon Corp./NY(b)	631,975	30,555,991
Commercial Vehicle Group Inc.(a)(b)	739,018	6,991,110
Desktop Metal Inc., Class A(a)(b)	3,449,549	24,733,266
Douglas Dynamics Inc.	520,846	18,906,710
Energy Recovery Inc.(a)(b)	972,652	18,509,568
Enerpac Tool Group Corp.	1,371,502	28,431,236
EnPro Industries Inc.	470,920	41,026,550
ESCO Technologies Inc.	583,254	44,910,558
Evoqua Water Technologies Corp.(a)(b)	2,639,429	99,136,953
ExOne Co. (The)(a)	388,692	9,087,619
Federal Signal Corp.	1,374,527	53,084,233
Franklin Electric Co. Inc.	1,057,717	84,458,702
Gorman-Rupp Co. (The)	523,658	18,752,193
Greenbrier Companies Inc. (The)	733,189	31,519,795
Helios Technologies Inc.	737,666	60,569,755
Hillenbrand Inc.	1,663,886	70,964,738
Hydrofarm Holdings Group Inc.(a)(b)	892,250	33,771,662
Hyliion Holdings Corp.(a)(b)	2,673,355	22,456,182
Hyster-Yale Materials Handling Inc.	230,580	11,588,951
Ideanomics Inc.(a)(b)	9,499,341	18,713,702
John Bean Technologies Corp.(b)	715,842	100,611,593
Kadant Inc.	262,740	53,625,234
Kennametal Inc.	1,906,901	65,273,221
Lindsay Corp.	248,770	37,760,798
Luxfer Holdings PLC	628,149	12,330,565
Lydall Inc.(a)	397,755	24,696,608
Manitowoc Co. Inc. (The)(a)(b)	805,768	17,259,551
Mayville Engineering Co. Inc.(a)(b)	206,535	3,882,858
Meritor Inc.(a)(b)	1,547,334	32,973,688
Miller Industries Inc./TN	251,176	8,550,031
Mueller Industries Inc.	1,281,371	52,664,348
Mueller Water Products Inc., Class A	3,592,369	54,675,856
Nikola Corp.(a)(b)	5,135,828	54,799,285
NN Inc.(a)(b)	1,010,466	5,304,946
Omega Flex Inc.	71,560	10,210,896
Park-Ohio Holdings Corp.	185,003	4,721,277
Proto Labs Inc.(a)(b)	633,907	42,218,206
RBC Bearings Inc.(a)(b)	636,088	134,977,874
REV Group Inc.	666,718	11,440,881
Shyft Group Inc. (The)(b)	789,160	29,995,972
SPX Corp.(a)	1,000,512	53,477,366
SPX FLOW Inc.	947,931	69,293,756
Standex International Corp.	278,673	27,563,546
Tennant Co.	420,263	31,078,449
Terex Corp.	1,560,750	65,707,575
Titan International Inc.(a)	1,164,592	8,338,479
Trinity Industries Inc.	1,796,220	48,803,297
Wabash National Corp.	1,138,901	17,231,572
Watts Water Technologies Inc., Class A	627,651	105,501,857
Welbilt Inc.(a)	2,981,767	69,296,265

		2,408,205,722

Marine — 0.2%
Costamare Inc.	1,203,802	18,646,893
Eagle Bulk Shipping Inc.(a)(b)	201,625	10,165,932

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine (continued)
Genco Shipping & Trading Ltd.	740,112	$14,898,455
Matson Inc.	982,334	79,284,177
Safe Bulkers Inc.(a)(b)	1,420,669	7,344,859

		130,340,316

Media — 1.2%
Advantage Solutions Inc.(a)(b)	1,770,609	15,315,768
AMC Networks Inc., Class A(a)(b)	663,452	30,910,229
Boston Omaha Corp., Class A(a)(b)	402,765	15,619,227
Cardlytics Inc.(a)(b)	729,106	61,201,158
Clear Channel Outdoor Holdings Inc.(a)(b)	8,175,189	22,154,762
comScore Inc.(a)(b)	1,591,402	6,206,468
Daily Journal Corp.(a)(b)	28,166	9,023,541
Digital Media Solutions Inc., Class A(a)(b)	69,418	503,280
Emerald Holding Inc.(a)	610,429	2,649,262
Entercom Communications Corp.(a)	2,652,485	9,761,145
Entravision Communications Corp., Class A	1,371,787	9,739,688
EW Scripps Co. (The), Class A	1,321,829	23,872,232
Fluent Inc.(a)(b)	1,015,127	2,304,338
Gannett Co. Inc.(a)	3,180,098	21,243,055
Gray Television Inc.	1,949,211	44,480,995
Hemisphere Media Group Inc.(a)	367,449	4,475,529
Iheartmedia Inc., Class A(a)(b)	2,554,487	63,913,265
Integral Ad Science Holding Corp.(a)	389,953	8,044,730
John Wiley & Sons Inc., Class A	984,202	51,385,186
Loral Space & Communications Inc.	298,089	12,820,808
Magnite Inc.(a)(b)	2,965,626	83,037,528
Meredith Corp.(a)	909,977	50,685,719
National CineMedia Inc.	1,356,916	4,830,621
Scholastic Corp.	600,936	21,423,368
Sinclair Broadcast Group Inc., Class A	1,047,442	33,182,962
Stagwell Inc.(a)	1,453,718	11,150,017
TechTarget Inc.(a)(b)	581,931	47,962,753
TEGNA Inc.	5,044,907	99,485,566
Thryv Holdings Inc.(a)(b)	175,054	5,258,622
WideOpenWest Inc.(a)(b)	1,195,181	23,485,307

		796,127,129

Metals & Mining — 1.2%
Allegheny Technologies Inc.(a)(b)	2,905,395	48,316,719
Arconic Corp.(a)	2,518,040	79,418,982
Carpenter Technology Corp.	1,090,845	35,714,265
Century Aluminum Co.(a)(b)	1,166,574	15,690,420
Coeur Mining Inc.(a)(b)	5,838,721	36,024,909
Commercial Metals Co.	2,772,361	84,446,116
Compass Minerals International Inc.	780,262	50,248,873
Constellium SE(a)(b)	2,799,986	52,583,737
Ferroglobe PLC(a)(c)	1,289,900	13
Gatos Silver Inc.(a)(b)	1,059,914	12,326,800
Haynes International Inc.	285,236	10,625,041
Hecla Mining Co.	12,125,091	66,688,000
Kaiser Aluminum Corp.	360,531	39,283,458
Materion Corp.	464,679	31,895,567
MP Materials Corp.(a)(b)	1,663,795	53,624,113
NovaGold Resources Inc.(a)(b)	5,410,027	37,220,986
Olympic Steel Inc.	223,525	5,445,069
Perpetua Resources Corp.(a)(b)	617,878	3,077,032
PolyMet Mining Corp.(a)(b)	665,608	2,030,104
Ryerson Holding Corp.(b)	376,013	8,373,809
Schnitzer Steel Industries Inc., Class A	614,849	26,936,535
SunCoke Energy Inc.	1,955,104	12,278,053

Security	Shares	Value

Metals & Mining (continued)
TimkenSteel Corp.(a)(b)	1,096,915	$14,347,648
Warrior Met Coal Inc.	1,169,101	27,204,980
Worthington Industries Inc.	783,454	41,288,026

		795,089,255

Mortgage Real Estate Investment — 1.3%
AFC Gamma Inc.(b)	203,025	4,381,279
Angel Oak Mortgage Inc.(b)	186,580	3,158,799
Apollo Commercial Real Estate Finance Inc.	3,200,540	47,464,008
Arbor Realty Trust Inc.	3,101,926	57,478,689
Ares Commercial Real Estate Corp.	999,057	15,065,780
ARMOUR Residential REIT Inc.	1,883,031	20,299,074
Blackstone Mortgage Trust Inc., Class A	3,374,871	102,326,089
BrightSpire Capital Inc.	1,921,748	18,045,214
Broadmark Realty Capital Inc.	2,921,902	28,809,954
Capstead Mortgage Corp.	2,222,987	14,871,783
Chimera Investment Corp.	5,372,382	79,779,873
Dynex Capital Inc.	777,345	13,432,522
Ellington Financial Inc.	1,065,345	19,485,160
Granite Point Mortgage Trust Inc.	1,269,068	16,713,625
Great Ajax Corp.	519,336	7,005,843
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,748,961	93,534,434
Invesco Mortgage Capital Inc.	6,662,334	20,986,352
KKR Real Estate Finance Trust Inc.	746,499	15,751,129
Ladder Capital Corp.	2,582,435	28,535,907
MFA Financial Inc.	10,097,340	46,144,844
New York Mortgage Trust Inc.	8,659,045	36,887,532
Orchid Island Capital Inc.	2,823,742	13,808,098
PennyMac Mortgage Investment Trust	2,235,108	44,009,276
Ready Capital Corp.	1,345,870	19,420,904
Redwood Trust Inc.	2,575,850	33,202,706
TPG RE Finance Trust Inc.	1,389,049	17,196,427
Two Harbors Investment Corp.	7,159,651	45,392,187

		863,187,488

Multi-Utilities — 0.3%
Avista Corp.	1,515,164	59,273,216
Black Hills Corp.	1,438,164	90,259,173
NorthWestern Corp.	1,183,603	67,820,452
Unitil Corp.	350,961	15,014,111

		232,366,952

Multiline Retail — 0.3%
Big Lots Inc.(b)	800,789	34,722,211
Dillard’s Inc., Class A(b)	137,382	23,701,143
Franchise Group Inc.	658,021	23,300,523
Macy’s Inc.	6,593,162	149,005,461

		230,729,338

Oil, Gas & Consumable Fuels — 3.7%
Aemetis Inc.(a)(b)	617,098	11,280,551
Alto Ingredients Inc.(a)(b)	1,845,822	9,118,361
Altus Midstream Co., Class A	75,145	5,187,259
Antero Resources Corp.(a)(b)	6,526,675	122,766,757
Arch Resources Inc.(a)	344,701	31,971,018
Berry Corp.	1,555,380	11,214,290
Bonanza Creek Energy Inc.	702,849	33,666,467
Brigham Minerals Inc., Class A	1,019,456	19,532,777
California Resources Corp.(a)	1,884,264	77,254,824
Callon Petroleum Co.(a)(b)	909,995	44,662,555
Centennial Resource Development Inc./DE, Class A(a)(b)	4,094,910	27,435,897

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Centrus Energy Corp., Class A(a)(b)	218,125	$8,432,712
Chesapeake Energy Corp.	2,253,304	138,780,993
Clean Energy Fuels Corp.(a)(b)	3,540,746	28,857,080
CNX Resources Corp.(a)(b)	4,936,498	62,298,605
Comstock Resources Inc.(a)(b)	2,111,415	21,853,145
CONSOL Energy Inc.(a)(b)	795,565	20,700,601
Contango Oil & Gas Co.(a)(b)	3,392,210	15,502,400
CVR Energy Inc.	773,449	12,885,660
Delek U.S. Holdings Inc.	1,557,483	27,987,969
Denbury Inc.(a)(b)	1,150,672	80,834,708
DHT Holdings Inc.	3,219,274	21,021,859
Dorian LPG Ltd.	688,883	8,549,038
Earthstone Energy Inc., Class A(a)(b)	552,484	5,082,853
Energy Fuels Inc./Canada(a)(b)	3,370,589	23,661,535
Equitrans Midstream Corp.	9,328,255	94,588,506
Escrow PetroCorp.(a)(c)	26,106	0	(e)
Extraction Oil & Gas Inc.(a)(b)	362,213	20,446,924
Falcon Minerals Corp.	890,554	4,185,604
Frontline Ltd./Bermuda	2,749,783	25,765,467
Gevo Inc.(a)(b)	4,450,576	29,551,825
Golar LNG Ltd.(a)(b)	2,387,866	30,970,622
Green Plains Inc.(a)(b)	800,530	26,137,304
HighPeak Energy Inc.(b)	114,928	1,034,352
International Seaways Inc.	1,049,461	19,121,179
Kosmos Energy Ltd.(a)	9,411,580	27,858,277
Laredo Petroleum Inc.(a)(b)	292,650	23,725,135
Magnolia Oil & Gas Corp., Class A(b)	3,175,323	56,488,996
Matador Resources Co.(b)	2,525,817	96,082,079
Murphy Oil Corp.	3,361,575	83,938,528
Nordic American Tankers Ltd.	3,599,678	9,215,176
Northern Oil and Gas Inc.	1,194,760	25,567,864
Oasis Petroleum Inc.	440,885	43,832,787
Ovintiv Inc.	5,978,538	196,574,329
Par Pacific Holdings Inc.(a)(b)	1,021,494	16,057,886
PBF Energy Inc., Class A(a)	2,181,278	28,291,176
PDC Energy Inc.(b)	2,267,731	107,467,772
Peabody Energy Corp.(a)	1,837,904	27,182,600
Penn Virginia Corp.(a)(b)	341,980	9,120,607
Range Resources Corp.(a)	5,453,187	123,405,622
Renewable Energy Group Inc.(a)(b)	1,021,222	51,265,344
REX American Resources Corp.(a)(b)	129,167	10,316,568
Riley Exploration Permian Inc.(b)	52,581	1,234,602
Scorpio Tankers Inc.	1,126,838	20,891,577
SFL Corp. Ltd.	2,424,280	20,315,466
SM Energy Co.	2,735,119	72,152,439
Southwestern Energy Co.(a)(b)	15,457,323	85,633,569
Talos Energy Inc.(a)	857,152	11,802,983
Teekay Corp.(a)(b)	1,601,212	5,860,436
Teekay Tankers Ltd., Class A(a)	549,824	7,988,943
Tellurian Inc.(a)(b)	8,221,427	32,145,780
Uranium Energy Corp.(a)(b)	5,266,393	16,062,499
Ur-Energy Inc.(a)(b)	4,171,654	7,175,245
Vine Energy Inc., Class A(a)	569,858	9,385,561
W&T Offshore Inc.(a)(b)	2,114,971	7,867,692
Whiting Petroleum Corp.(a)(b)	902,449	52,712,046
World Fuel Services Corp.	1,464,152	49,224,790

		2,459,186,071

Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)(b)	372,285	14,269,684
Domtar Corp.(a)	1,160,344	63,285,162

Security	Shares	Value

Paper & Forest Products (continued)
Glatfelter Corp.	1,003,511	$14,149,505
Neenah Inc.	384,563	17,924,482
Schweitzer-Mauduit International Inc.	724,767	25,120,424
Verso Corp., Class A	616,099	12,784,054

		147,533,311

Personal Products — 0.5%
Beauty Health Co. (The)(a)(b)	1,995,449	51,821,810
BellRing Brands Inc., Class A(a)(b)	908,197	27,927,058
Edgewell Personal Care Co.	1,243,331	45,132,915
elf Beauty Inc.(a)(b)	1,099,483	31,939,981
Honest Co. Inc. (The)(a)(b)	572,521	5,942,768
Inter Parfums Inc.	406,089	30,363,275
Medifast Inc.	265,518	51,149,387
Nature’s Sunshine Products Inc.	273,455	4,006,116
Nu Skin Enterprises Inc., Class A	1,144,653	46,324,107
Revlon Inc., Class A(a)(b)	163,701	1,655,017
USANA Health Sciences Inc.(a)(b)	284,199	26,203,148
Veru Inc.(a)(b)	1,464,320	12,490,650

		334,956,232

Pharmaceuticals — 1.6%
9 Meters Biopharma Inc.(a)(b)	4,899,566	6,369,436
Aclaris Therapeutics Inc.(a)	1,164,316	20,957,688
Aerie Pharmaceuticals Inc.(a)(b)	976,452	11,131,553
Amneal Pharmaceuticals Inc.(a)(b)	2,215,761	11,832,164
Amphastar Pharmaceuticals Inc.(a)(b)	840,249	15,973,133
Ampio Pharmaceuticals Inc.(a)(b)	4,386,076	7,280,886
Angion Biomedica Corp.(a)(b)	499,124	4,876,441
ANI Pharmaceuticals Inc.(a)(b)	213,777	7,016,161
Antares Pharma Inc.(a)(b)	3,842,823	13,987,876
Arvinas Inc.(a)(b)	995,495	81,809,779
Atea Pharmaceuticals Inc.(a)(b)	1,472,917	51,640,470
Athira Pharma Inc.(a)	744,877	6,986,946
Avalo Therapeutics Inc.(a)	1,217,248	2,653,601
Axsome Therapeutics Inc.(a)(b)	641,087	21,130,228
BioDelivery Sciences International Inc.(a)(b)	2,147,160	7,751,248
Cara Therapeutics Inc.(a)(b)	987,729	15,260,413
Cassava Sciences Inc.(a)(b)	872,603	54,171,194
Citius Pharmaceuticals Inc.(a)(b)	2,631,818	5,342,591
Collegium Pharmaceutical Inc.(a)(b)	797,418	15,741,031
Corcept Therapeutics Inc.(a)(b)	2,204,776	43,389,992
CorMedix Inc.(a)(b)	874,903	4,068,299
Cymabay Therapeutics Inc.(a)(b)	1,500,511	5,476,865
Cyteir Therapeutics Inc.(a)(b)	191,911	3,368,038
Durect Corp.(a)(b)	5,215,809	6,676,236
Edgewise Therapeutics Inc.(a)(b)	284,701	4,726,037
Endo International PLC(a)	5,273,344	17,085,635
Esperion Therapeutics Inc.(a)(b)	564,903	6,807,081
Evolus Inc.(a)(b)	747,692	5,697,413
EyePoint Pharmaceuticals Inc.(a)(b)	488,254	5,087,607
Fulcrum Therapeutics Inc.(a)	608,205	17,157,463
Harmony Biosciences Holdings Inc.(a)(b)	518,832	19,886,831
Ikena Oncology Inc.(a)(b)	209,032	2,637,984
Innoviva Inc.(a)(b)	985,824	16,473,119
Intra-Cellular Therapies Inc.(a)(b)	1,611,599	60,080,411
Kala Pharmaceuticals Inc.(a)(b)	1,114,709	2,920,538
Kaleido Biosciences Inc.(a)(b)	446,603	2,438,452
KemPharm Inc.(a)(b)	659,210	6,150,429
Landos Biopharma Inc.(a)(b)	104,591	1,527,029
Marinus Pharmaceuticals Inc.(a)(b)	851,504	9,690,116

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Mind Medicine MindMed Inc.(a)(b)	7,939,512	$18,499,063
NGM Biopharmaceuticals Inc.(a)(b)	731,568	15,377,559
Nuvation Bio Inc.(a)(b)	1,526,712	15,175,517
Ocular Therapeutix Inc.(a)(b)	1,774,401	17,744,010
Omeros Corp.(a)(b)	1,374,949	18,960,547
Oramed Pharmaceuticals Inc.(a)(b)	691,844	15,206,731
Pacira BioSciences Inc.(a)(b)	995,606	55,753,936
Paratek Pharmaceuticals Inc.(a)(b)	1,063,607	5,169,130
Phathom Pharmaceuticals Inc.(a)(b)	467,458	15,005,402
Phibro Animal Health Corp., Class A	471,312	10,152,060
Pliant Therapeutics Inc.(a)(b)	537,139	9,066,906
Prestige Consumer Healthcare Inc.(a)(b)	1,142,380	64,098,942
Provention Bio Inc.(a)(b)	1,284,240	8,219,136
Rain Therapeutics Inc.(a)(b)	171,067	2,559,162
Reata Pharmaceuticals Inc., Class A(a)(b)	625,986	62,980,451
Relmada Therapeutics Inc.(a)(b)	345,894	9,065,882
Revance Therapeutics Inc.(a)(b)	1,600,904	44,601,185
Seelos Therapeutics Inc.(a)(b)	2,244,035	5,408,124
SIGA Technologies Inc.(a)(b)	1,141,560	8,436,128
Supernus Pharmaceuticals Inc.(a)(b)	1,117,523	29,804,338
Tarsus Pharmaceuticals Inc.(a)(b)	194,365	4,188,566
Terns Pharmaceuticals Inc.(a)(b)	313,542	3,267,108
TherapeuticsMD Inc.(a)(b)	8,424,601	6,245,999
Theravance Biopharma Inc.(a)(b)	1,369,528	10,134,507
Verrica Pharmaceuticals Inc.(a)(b)	277,083	3,463,537
WaVe Life Sciences Ltd.(a)	865,238	4,239,666
Zogenix Inc.(a)(b)	1,292,936	19,639,698

		1,085,721,704

Professional Services — 1.7%
Acacia Research Corp.(a)(b)	1,130,315	7,674,839
ASGN Inc.(a)(b)	1,185,465	134,123,510
Atlas Technical Consultants Inc.(a)(b)	310,403	3,156,799
Barrett Business Services Inc.	172,431	13,149,588
CBIZ Inc.(a)(b)	1,141,322	36,910,353
CRA International Inc.	164,561	16,347,490
Exponent Inc.	1,184,628	134,040,658
First Advantage Corp.(a)(b)	679,656	12,947,447
Forrester Research Inc.(a)	250,935	12,361,058
Franklin Covey Co.(a)(b)	287,452	11,725,167
GP Strategies Corp.(a)(b)	279,389	5,783,352
Heidrick & Struggles International Inc.	436,245	19,469,614
HireQuest Inc.(b)	117,250	2,266,442
Huron Consulting Group Inc.(a)(b)	503,942	26,204,984
ICF International Inc.	421,936	37,674,665
Insperity Inc.	828,577	91,756,617
KBR Inc.	3,225,150	127,070,910
Kelly Services Inc., Class A, NVS	814,140	15,370,963
Kforce Inc.	462,354	27,574,793
Korn Ferry	1,246,407	90,190,011
ManTech International Corp./VA, Class A	625,365	47,477,711
Mistras Group Inc.(a)	460,438	4,678,050
Resources Connection Inc.	735,441	11,605,259
TriNet Group Inc.(a)(b)	924,494	87,438,643
TrueBlue Inc.(a)(b)	791,360	21,430,029
Upwork Inc.(a)(b)	2,691,336	121,190,860
Willdan Group Inc.(a)(b)	252,109	8,972,559

		1,128,592,371

Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC(a)(b)	3,167,958	58,955,698

Security	Shares	Value

Real Estate Management & Development (continued)
eXp World Holdings Inc.(b)	1,442,743	$57,377,889
Fathom Holdings Inc.(a)(b)	120,248	3,210,622
Forestar Group Inc.(a)(b)	398,783	7,429,327
FRP Holdings Inc.(a)(b)	158,328	8,853,702
Kennedy-Wilson Holdings Inc.	2,739,128	57,302,558
Marcus & Millichap Inc.(a)(b)	541,239	21,985,128
Newmark Group Inc., Class A(b)	3,403,259	48,700,636
Rafael Holdings Inc., Class B(a)(b)	226,133	6,949,067
RE/MAX Holdings Inc., Class A	422,082	13,152,075
Realogy Holdings Corp.(a)(b)	2,623,401	46,014,454
Redfin Corp.(a)(b)	2,320,190	116,241,519
RMR Group Inc. (The), Class A	338,039	11,307,405
St Joe Co. (The)(b)	758,169	31,918,915
Tejon Ranch Co.(a)(b)	446,862	7,936,269

		497,335,264

Road & Rail — 0.7%
ArcBest Corp.	584,493	47,793,993
Avis Budget Group Inc.(a)(b)	1,110,969	129,438,998
Covenant Logistics Group Inc., Class A(a)	292,957	8,100,261
Daseke Inc.(a)(b)	901,196	8,300,015
Heartland Express Inc.	1,100,019	17,622,304
HyreCar Inc.(a)(b)	397,892	3,382,082
Marten Transport Ltd.	1,370,235	21,498,987
PAM Transportation Services Inc.(a)(b)	79,471	3,574,606
Saia Inc.(a)	605,210	144,058,136
U.S. Xpress Enterprises Inc., Class A(a)(b)	622,450	5,371,744
Universal Logistics Holdings Inc.	171,161	3,436,913
Werner Enterprises Inc.	1,430,899	63,345,899
Yellow Corp.(a)(b)	1,176,170	6,645,360

		462,569,298

Semiconductors & Semiconductor Equipment — 3.0%
Alpha & Omega Semiconductor Ltd.(a)(b)	486,872	15,273,175
Ambarella Inc.(a)(b)	797,054	124,133,190
Amkor Technology Inc.	2,328,489	58,095,801
Atomera Inc.(a)(b)	462,939	10,689,262
Axcelis Technologies Inc.(a)	759,527	35,720,555
AXT Inc.(a)(b)	888,347	7,399,931
CEVA Inc.(a)	513,657	21,917,744
CMC Materials Inc.	666,373	82,117,145
Cohu Inc.(a)	1,093,140	34,914,892
Diodes Inc.(a)(b)	994,481	90,090,034
DSP Group Inc.(a)	514,180	11,265,684
FormFactor Inc.(a)(b)	1,773,674	66,211,250
Ichor Holdings Ltd.(a)	630,456	25,905,437
Impinj Inc.(a)(b)	425,664	24,318,184
Kopin Corp.(a)(b)	1,793,087	9,198,536
Kulicke & Soffa Industries Inc.	1,396,450	81,385,106
Lattice Semiconductor Corp.(a)(b)	3,095,413	200,118,450
MACOM Technology Solutions Holdings Inc.(a)(b)	1,110,729	72,052,990
MaxLinear Inc.(a)	1,617,237	79,648,922
Meta Materials Inc.(a)(b)	5,024,921	29,044,043
NeoPhotonics Corp.(a)(b)	1,148,270	10,001,432
NVE Corp.	110,765	7,085,637
Onto Innovation Inc.(a)(b)	1,110,861	80,259,707
PDF Solutions Inc.(a)(b)	676,700	15,591,168
Photronics Inc.(a)	1,374,105	18,729,051
Power Integrations Inc.	1,377,089	136,318,040
Rambus Inc.(a)(b)	2,473,457	54,910,745
Semtech Corp.(a)	1,475,166	115,018,693

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories Inc.(a)	1,013,049	$141,988,948
SiTime Corp.(a)(b)	297,114	60,661,765
SkyWater Technology Inc.(a)(b)	181,270	4,930,544
SMART Global Holdings Inc.(a)(b)	400,041	17,801,824
SunPower Corp.(a)(b)	1,824,019	41,368,751
Synaptics Inc.(a)(b)	804,978	144,678,696
Ultra Clean Holdings Inc.(a)(b)	1,012,008	43,111,541
Veeco Instruments Inc.(a)(b)	1,135,780	25,225,674

		1,997,182,547

Software — 6.4%
8x8 Inc.(a)(b)	2,531,337	59,207,972
A10 Networks Inc.(a)(b)	1,370,161	18,469,770
ACI Worldwide Inc.(a)	2,691,202	82,700,637
Agilysys Inc.(a)	441,868	23,136,208
Alarm.com Holdings Inc.(a)(b)	1,078,405	84,320,487
Alkami Technology Inc.(a)(b)	160,516	3,961,535
Altair Engineering Inc., Class A(a)(b)	1,060,849	73,134,930
American Software Inc./GA, Class A	710,174	16,866,633
Appfolio Inc., Class A(a)(b)	427,420	51,461,368
Appian Corp.(a)(b)	897,242	83,003,857
Asana Inc., Class A(a)(b)	1,686,740	175,151,082
Avaya Holdings Corp.(a)(b)	1,882,303	37,250,776
Benefitfocus Inc.(a)(b)	575,782	6,391,180
Blackbaud Inc.(a)	1,103,691	77,644,662
Blackline Inc.(a)(b)	1,223,570	144,454,674
Bottomline Technologies DE Inc.(a)(b)	1,009,682	39,660,309
Box Inc., Class A(a)(b)	3,249,844	76,923,807
BTRS Holdings Inc.(a)(b)	1,478,872	15,735,198
Cerence Inc.(a)(b)	863,040	82,946,774
ChannelAdvisor Corp.(a)(b)	680,317	17,164,398
Cleanspark Inc.(a)(b)	752,267	8,718,775
Cloudera Inc.(a)	5,278,962	84,305,023
CommVault Systems Inc.(a)	1,045,841	78,762,286
Cornerstone OnDemand Inc.(a)(b)	1,436,603	82,259,888
Couchbase Inc.(a)(b)	222,153	6,911,180
CS Disco Inc.(a)(b)	297,156	14,245,659
Digimarc Corp.(a)(b)	295,329	10,171,131
Digital Turbine Inc.(a)(b)	2,072,038	142,452,613
Domo Inc., Class B(a)(b)	628,622	53,080,842
E2open Parent Holdings Inc.(a)(b)	3,720,425	42,040,803
Ebix Inc.(b)	616,436	16,600,621
eGain Corp.(a)(b)	472,186	4,816,297
Envestnet Inc.(a)(b)	1,178,862	94,591,887
EverCommerce Inc.(a)(b)	381,684	6,293,969
GTY Technology Holdings Inc.(a)(b)	743,540	5,591,421
Instructure Holdings Inc.(a)(b)	275,216	6,217,129
Intapp Inc.(a)(b)	231,260	5,957,258
Intelligent Systems Corp.(a)(b)	173,723	7,054,891
InterDigital Inc.	705,541	47,849,791
J2 Global Inc.(a)(b)	991,291	135,430,176
JFrog Ltd.(a)(b)	1,201,039	40,234,807
Kaltura Inc.(a)	399,710	4,113,016
LivePerson Inc.(a)(b)	1,478,808	87,175,732
LivePerson Inc.	1,220,951	3,650,643
Marathon Digital Holdings Inc.(a)(b)	2,177,326	68,759,955
MeridianLink Inc.(a)(b)	290,412	6,493,612
MicroStrategy Inc., Class A(a)(b)	178,959	103,509,886
Mimecast Ltd.(a)	1,392,078	88,536,161
Mitek Systems Inc.(a)(b)	975,589	18,048,397
Model N Inc.(a)(b)	809,016	27,102,036

Security	Shares	Value

Software (continued)
Momentive Global Inc.(a)	2,981,499	$58,437,380
ON24 Inc.(a)(b)	616,335	12,289,720
OneSpan Inc.(a)(b)	812,012	15,249,585
Pagerduty Inc.(a)(b)	1,841,185	76,261,883
Ping Identity Holding Corp.(a)(b)	1,131,451	27,799,751
Progress Software Corp.	1,002,964	49,335,799
PROS Holdings Inc.(a)(b)	911,648	32,345,271
Q2 Holdings Inc.(a)(b)	1,247,136	99,945,479
QAD Inc., Class A	277,668	24,265,407
Qualys Inc.(a)(b)	777,561	86,534,764
Rapid7 Inc.(a)(b)	1,267,679	143,273,081
Rekor Systems Inc.(a)(b)	731,507	8,405,015
Rimini Street Inc.(a)(b)	1,019,069	9,834,016
Riot Blockchain Inc.(a)(b)	1,922,808	49,416,166
SailPoint Technologies Holdings Inc.(a)(b)	2,087,038	89,492,189
Sapiens International Corp. NV	697,045	20,060,955
SecureWorks Corp., Class A(a)(b)	233,381	4,639,614
ShotSpotter Inc.(a)(b)	201,134	7,315,244
Smith Micro Software Inc.(a)(b)	1,025,406	4,962,965
Sprout Social Inc., Class A(a)(b)	1,020,424	124,440,707
SPS Commerce Inc.(a)(b)	822,679	132,706,349
Sumo Logic Inc.(a)(b)	1,957,235	31,550,628
Telos Corp.(a)(b)	914,008	25,976,107
Tenable Holdings Inc.(a)	2,069,303	95,477,640
Upland Software Inc.(a)(b)	659,419	22,050,971
Varonis Systems Inc.(a)(b)	2,415,537	146,985,426
Verint Systems Inc.(a)(b)	1,469,444	65,816,397
Veritone Inc.(a)(b)	658,603	15,734,026
Viant Technology Inc., Class A(a)(b)	256,391	3,133,098
VirnetX Holding Corp.(a)(b)	1,523,666	5,972,771
Vonage Holdings Corp.(a)(b)	5,513,113	88,871,382
Workiva Inc.(a)(b)	976,828	137,693,675
Xperi Holding Corp.	2,393,886	45,100,812
Yext Inc.(a)(b)	2,530,232	30,438,691
Zix Corp.(a)(b)	1,233,560	8,721,269
Zuora Inc., Class A(a)(b)	2,543,726	42,174,977

		4,313,271,352

Specialty Retail — 2.5%
Aaron’s Co. Inc. (The)	768,552	21,165,922
Abercrombie & Fitch Co., Class A(a)	1,408,160	52,989,061
Academy Sports & Outdoors Inc.(a)(b)	1,774,751	71,025,535
American Eagle Outfitters Inc.	3,471,245	89,558,121
America’s Car-Mart Inc./TX(a)(b)	140,356	16,390,774
Arko Corp.(a)(b)	2,769,532	27,972,273
Asbury Automotive Group Inc.(a)(b)	441,500	86,860,710
Barnes & Noble Education Inc.(a)(b)	902,931	9,020,281
Bed Bath & Beyond Inc.(a)	2,410,101	41,634,495
Big 5 Sporting Goods Corp.(b)	487,485	11,231,654
Boot Barn Holdings Inc.(a)(b)	671,810	59,703,755
Buckle Inc. (The)	679,034	26,882,956
Caleres Inc.	860,853	19,128,154
Camping World Holdings Inc., Class A	973,477	37,839,051
CarLotz Inc.(a)(b)	1,637,107	6,237,378
Cato Corp. (The), Class A	467,618	7,734,402
Chico’s FAS Inc.(a)	2,820,843	12,665,585
Children’s Place Inc. (The)(a)	324,368	24,411,936
Citi Trends Inc.(a)	201,837	14,726,027
Conn’s Inc.(a)(b)	411,455	9,393,518
Container Store Group Inc. (The)(a)(b)	731,214	6,961,157
Designer Brands Inc. , Class A(a)	1,359,149	18,932,945

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Genesco Inc.(a)(b)	339,912	$19,623,120
Group 1 Automotive Inc.	401,232	75,383,468
GrowGeneration Corp.(a)(b)	1,229,524	30,332,357
Guess? Inc.	921,093	19,352,164
Haverty Furniture Companies Inc.	387,517	13,063,198
Hibbett Inc.	366,308	25,912,628
JOANN Inc.(b)	270,020	3,008,023
Kirkland’s Inc.(a)(b)	328,552	6,311,484
Lazydays Holdings Inc.(a)(b)	169,873	3,625,090
Lumber Liquidators Holdings Inc.(a)(b)	643,609	12,022,616
MarineMax Inc.(a)(b)	481,525	23,363,593
Monro Inc.	756,983	43,534,092
Murphy USA Inc.	551,266	92,204,751
National Vision Holdings Inc.(a)(b)	1,861,714	105,689,504
ODP Corp. (The)(a)	1,095,783	44,006,645
OneWater Marine Inc., Class A	238,419	9,586,828
Party City Holdco Inc.(a)(b)	2,578,943	18,310,495
Rent-A-Center Inc./TX	1,503,713	84,523,708
Sally Beauty Holdings Inc.(a)(b)	2,570,529	43,313,414
Shift Technologies Inc.(a)(b)	1,430,931	9,930,661
Shoe Carnival Inc.	422,647	13,702,216
Signet Jewelers Ltd.	1,189,218	93,900,653
Sleep Number Corp.(a)(b)	526,835	49,248,536
Sonic Automotive Inc., Class A	499,290	26,232,696
Sportsman’s Warehouse Holdings Inc.(a)	992,564	17,469,126
Tilly’s Inc., Class A	527,519	7,390,541
Torrid Holdings Inc.(a)(b)	293,220	4,524,385
TravelCenters of America Inc.(a)(b)	290,223	14,450,203
Urban Outfitters Inc.(a)(b)	1,575,517	46,777,100
Winmark Corp.	78,104	16,794,703
Zumiez Inc.(a)(b)	507,080	20,161,501

		1,666,215,189

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	2,769,151	76,345,493
Avid Technology Inc.(a)(b)	814,949	23,568,325
Corsair Gaming Inc.(a)(b)	625,288	16,213,718
Diebold Nixdorf Inc.(a)(b)	1,679,085	16,975,549
Eastman Kodak Co.(a)(b)	1,041,047	7,089,530
Quantum Corp.(a)(b)	1,280,018	6,630,493
Super Micro Computer Inc.(a)(b)	993,699	36,339,573
Turtle Beach Corp.(a)(b)	345,196	9,603,353

		192,766,034

Textiles, Apparel & Luxury Goods — 0.8%
Crocs Inc.(a)	1,408,436	202,082,397
Fossil Group Inc.(a)(b)	1,115,039	13,213,212
G-III Apparel Group Ltd.(a)(b)	1,044,356	29,555,275
Kontoor Brands Inc.	1,183,096	59,095,645
Movado Group Inc.	364,522	11,478,798
Oxford Industries Inc.	366,565	33,053,166
PLBY Group Inc.(a)(b)	539,421	12,714,153
Rocky Brands Inc.	151,879	7,230,959
Steven Madden Ltd.	1,871,028	75,140,485
Superior Group of Companies Inc.	265,287	6,178,534
Unifi Inc.(a)	298,452	6,545,053
Vera Bradley Inc.(a)	629,393	5,922,588
Wolverine World Wide Inc.	1,854,842	55,348,485

		517,558,750

Thrifts & Mortgage Finance — 1.6%
Axos Financial Inc.(a)(b)	1,322,638	68,168,763

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Blue Foundry Bancorp(a)(b)	690,206	$9,517,941
Bridgewater Bancshares Inc.(a)(b)	497,226	8,706,427
Capitol Federal Financial Inc.	2,963,702	34,052,936
Columbia Financial Inc.(a)(b)	904,044	16,724,814
Essent Group Ltd.	2,546,049	112,051,617
Federal Agricultural Mortgage Corp., Class C, NVS	216,026	23,443,142
Finance of America Companies Inc., Class A(a)(b)	769,870	3,810,857
Flagstar Bancorp. Inc.	1,138,947	57,835,729
FS Bancorp. Inc.	170,546	5,902,597
Hingham Institution For Savings (The)	33,695	11,345,107
Home Bancorp. Inc.	174,486	6,749,118
Home Point Capital Inc.	168,685	694,982
HomeStreet Inc.	434,743	17,889,674
Kearny Financial Corp./MD	1,688,990	20,994,146
Luther Burbank Corp.	363,638	4,876,386
Merchants Bancorp./IN	234,433	9,253,071
Meridian Bancorp. Inc.	1,107,991	23,001,893
Meta Financial Group Inc.	709,290	37,223,539
Mr Cooper Group Inc.(a)(b)	1,617,872	66,607,790
NMI Holdings Inc., Class A(a)	1,915,097	43,300,343
Northfield Bancorp. Inc.	1,040,344	17,852,303
Northwest Bancshares Inc.	2,643,639	35,107,526
Ocwen Financial Corp.(a)	188,384	5,299,242
PCSB Financial Corp.	302,796	5,583,558
PennyMac Financial Services Inc.	769,003	47,009,153
Pioneer Bancorp. Inc./NY(a)(b)	268,251	3,390,693
Premier Financial Corp.	851,336	27,106,538
Provident Bancorp. Inc.	349,799	5,603,780
Provident Financial Services Inc.	1,658,436	38,923,493
Radian Group Inc.	4,252,017	96,605,826
Southern Missouri Bancorp. Inc.	178,369	8,006,984
TrustCo Bank Corp. NY	411,892	13,168,187
Velocity Financial Inc.(a)(b)	198,090	2,606,864
Walker & Dunlop Inc.	680,974	77,290,549
Washington Federal Inc.	1,573,881	53,999,857
Waterstone Financial Inc.	507,662	10,401,994
WSFS Financial Corp.	1,027,204	52,705,837

		1,082,813,256

Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	3,509,083	10,386,886
Turning Point Brands Inc.(b)	335,852	16,036,933
Universal Corp./VA	552,652	26,709,671
Vector Group Ltd.	3,275,898	41,767,699

		94,901,189

Trading Companies & Distributors — 1.4%
Alta Equipment Group Inc.(a)(b)	435,868	5,984,468
Applied Industrial Technologies Inc.	885,366	79,798,038
Beacon Roofing Supply Inc.(a)(b)	1,272,800	60,788,928
BlueLinx Holdings Inc.(a)(b)	209,203	10,225,843
Boise Cascade Co.	907,156	48,968,281
CAI International Inc.	378,019	21,135,042
Custom Truck One Source Inc.(a)(b)	1,059,207	9,882,401
DXP Enterprises Inc./TX(a)	410,951	12,151,821
EVI Industries Inc.(a)(b)	131,737	3,583,246
GATX Corp.	805,596	72,149,178
Global Industrial Co.	281,435	10,663,572
GMS Inc.(a)	974,910	42,701,058
H&E Equipment Services Inc.	733,492	25,459,507
Herc Holdings Inc.(a)(b)	569,200	93,041,432

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Karat Packaging Inc.(a)(b)	105,672	$2,222,282
Lawson Products Inc./DE(a)(b)	112,152	5,608,722
McGrath RentCorp.	550,831	39,632,290
MRC Global Inc.(a)	1,799,817	13,210,657
NOW Inc.(a)(b)	2,549,278	19,501,977
Rush Enterprises Inc., Class A	968,953	43,757,918
Rush Enterprises Inc., Class B	151,664	6,941,661
Textainer Group Holdings Ltd.(a)(b)	1,093,264	38,165,846
Titan Machinery Inc.(a)(b)	448,529	11,621,386
Transcat Inc.(a)(b)	163,109	10,517,268
Triton International Ltd.	1,522,474	79,229,547
Veritiv Corp.(a)(b)	338,385	30,305,761
WESCO International Inc.(a)(b)	1,015,610	117,120,145
Willis Lease Finance Corp.(a)(b)	69,354	2,579,275

		916,947,550

Water Utilities — 0.4%
American States Water Co.	841,536	71,968,159
Artesian Resources Corp., Class A, NVS	189,612	7,237,490
Cadiz Inc.(a)(b)	504,390	3,550,906
California Water Service Group	1,180,253	69,552,309
Global Water Resources Inc.	291,629	5,459,295
Middlesex Water Co.	377,518	38,801,300
Pure Cycle Corp.(a)	443,782	5,906,738
SJW Group	631,157	41,694,231
York Water Co. (The)	300,292	13,116,755

		257,287,183

Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)(b)	1,323,259	22,892,381
Shenandoah Telecommunications Co.	1,096,965	34,642,155
Telephone and Data Systems Inc.	2,305,007	44,947,636
U.S. Cellular Corp.(a)	352,476	11,240,460

		113,722,632

Total Common Stocks — 99.9% (Cost: $75,116,082,099)		66,835,520,673

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)(b)	92,645	662,412
Whiting Petroleum Corp., (Expires 09/01/25)(a)(b)	46,322	334,445

		996,857

Total Warrants — 0.0% (Cost: $11,350,881)		996,857

Security	Par/ Shares	Value

Corporate Bonds & Notes

Capital Markets — 0.0%
GAMCO Investors Inc., 4.00%, 06/15/23(b)(f)	264,000	$262,700

Total Corporate Bonds & Notes — 0.0% (Cost: $264,000)		262,700

Short-Term Investments

Money Market Funds — 10.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(g)(h)(i)	6,831,804,633	6,835,220,535
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	78,380,000	78,380,000

		6,913,600,535

Total Short-Term Investments — 10.3% (Cost: $6,910,823,638)		6,913,600,535

Total Investments in Securities — 110.2% (Cost: $82,038,520,618)		73,750,380,765

Other Assets, Less Liabilities — (10.2)%		(6,851,939,502)

Net Assets — 100.0%		$66,898,441,263

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,965,909,856	$870,001,345	(a)	$—		$(233,310)	$(457,356)	$6,835,220,535	6,831,804,633	$17,637,824	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	85,040,000	—		(6,660,000	)(a)	—	—	78,380,000	78,380,000	5,673		—

						$(233,310)	$(457,356)	$6,913,600,535		$17,643,497		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	517	12/17/21	$56,891	$527,607

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$527,607

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(4,667,014)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,342,428

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$140,127,917

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$66,834,665,213	$—	$855,460	$66,835,520,673
Warrants	996,857	—	—	996,857
Corporate Bonds & Notes	—	262,700	—	262,700
Money Market Funds	6,913,600,535	—	—	6,913,600,535

	$73,749,262,605	$262,700	$855,460	$73,750,380,765

Derivative financial instruments(a)
Assets
Futures Contracts	$527,607	$—	$—	$527,607

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings Inc.	473,761	$20,632,292
Aerovironment Inc.(a)(b)	178,714	15,426,592
Byrna Technologies Inc.(a)(b)	145,851	3,188,303
Kratos Defense & Security Solutions Inc.(a)(b)	219,902	4,906,014
PAE Inc.(a)(b)	558,889	3,342,156

		47,495,357

Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	70,992	3,387,028
Forward Air Corp.	215,404	17,882,840

		21,269,868

Airlines — 0.3%
Allegiant Travel Co.(a)	122,020	23,852,470
Frontier Group Holdings Inc.(a)(b)	280,242	4,425,021
Sun Country Airlines Holdings Inc.(a)(b)	140,595	4,715,556

		32,993,047

Auto Components — 1.6%
Adient PLC(a)(b)	96,686	4,007,635
American Axle & Manufacturing Holdings Inc.(a)	449,520	3,960,271
Dana Inc.	620,728	13,804,991
Dorman Products Inc.(a)(b)	211,901	20,060,668
Fox Factory Holding Corp.(a)(b)	335,402	48,479,005
Gentherm Inc.(a)	263,823	21,351,195
LCI Industries	197,198	26,548,767
Modine Manufacturing Co.(a)	44,293	501,840
Patrick Industries Inc.	180,896	15,068,637
Stoneridge Inc.(a)	33,445	681,943
Tenneco Inc., Class A(a)	495,197	7,066,461
Visteon Corp.(a)(b)	220,362	20,799,969
XL Fleet Corp.(a)(b)	40,137	247,244
XPEL Inc.(a)(b)	142,407	10,802,995

		193,381,621

Automobiles — 0.4%
Arcimoto Inc.(a)(b)	220,382	2,518,966
Canoo Inc.(a)(b)	382,698	2,942,948
Fisker Inc.(a)(b)	1,191,992	17,462,683
Lordstown Motors Corp., Class A(a)(b)	71,486	570,458
Winnebago Industries Inc.	257,182	18,632,836
Workhorse Group Inc.(a)(b)	92,508	707,686

		42,835,577

Banks — 1.6%
Altabancorp	9,062	400,178
Cadence BanCorp.	342,632	7,524,199
Coastal Financial Corp./WA(a)(b)	52,094	1,659,715
CrossFirst Bankshares Inc.(a)	183,321	2,383,173
Customers Bancorp. Inc.(a)	19,649	845,300
Eastern Bankshares Inc.	291,120	5,909,736
FB Financial Corp.	24,204	1,037,867
First Financial Bankshares Inc.	960,790	44,148,300
Five Star Bancorp	16,339	391,156
Glacier Bancorp. Inc.	97,299	5,385,500
Great Western Bancorp. Inc.	14,639	479,281
Investors Bancorp. Inc.	667,169	10,080,924
Lakeland Financial Corp.	12,812	912,727
Live Oak Bancshares Inc.(b)	250,589	15,944,978
Metrocity Bankshares Inc.	37,434	784,991
Metropolitan Bank Holding Corp.(a)	3,174	267,568
Origin Bancorp Inc.	31,816	1,347,408

Security	Shares	Value

Banks (continued)
Pacific Premier Bancorp. Inc.	78,457	$3,251,258
RBB Bancorp.	17,729	446,948
ServisFirst Bancshares Inc.	330,777	25,734,451
Silvergate Capital Corp., Class A(a)(b)	194,173	22,426,981
Southern First Bancshares Inc.(a)	20,139	1,077,436
Stock Yards Bancorp. Inc.	35,844	2,102,251
Texas Capital Bancshares Inc.(a)	152,038	9,125,321
Triumph Bancorp. Inc.(a)	174,673	17,490,007
Veritex Holdings Inc.	52,902	2,082,223
West Bancorp. Inc.	26,675	801,050

		184,040,927

Beverages — 0.6%
Celsius Holdings Inc.(a)(b)	428,097	38,567,259
Coca-Cola Consolidated Inc.(b)	37,412	14,747,062
Duckhorn Portfolio Inc. (The)(a)(b)	108,681	2,487,708
MGP Ingredients Inc.	95,496	6,216,790
National Beverage Corp.	186,409	9,784,608
NewAge Inc.(a)(b)	604,414	840,136
Zevia PBC, Class A(a)	49,846	573,727

		73,217,290

Biotechnology — 13.2%
4D Molecular Therapeutics Inc.(a)(b)	16,239	437,966
ACADIA Pharmaceuticals Inc.(a)(b)	951,234	15,799,997
Acumen Pharmaceuticals Inc.(a)(b)	41,288	613,540
Adagio Therapeutics Inc.(a)	96,646	4,082,327
Aerovate Therapeutics Inc.(a)(b)	43,148	905,245
Affimed NV(a)	924,186	5,711,469
Agenus Inc.(a)(b)	1,638,847	8,603,947
Akebia Therapeutics Inc.(a)(b)	591,835	1,704,485
Akero Therapeutics Inc.(a)(b)	152,534	3,409,135
Albireo Pharma Inc.(a)(b)	108,517	3,385,730
Aldeyra Therapeutics Inc.(a)(b)	387,237	3,399,941
Alector Inc.(a)(b)	463,950	10,587,339
Aligos Therapeutics Inc.(a)(b)	166,008	2,574,784
Alkermes PLC(a)(b)	1,273,330	39,269,497
Allakos Inc.(a)(b)	277,599	29,389,406
Allogene Therapeutics Inc.(a)(b)	217,870	5,599,259
Allovir Inc.(a)(b)	235,096	5,891,506
Alpine Immune Sciences Inc.(a)	93,499	997,634
ALX Oncology Holdings Inc.(a)(b)	140,854	10,403,476
Amicus Therapeutics Inc.(a)(b)	2,089,715	19,956,778
Anavex Life Sciences Corp.(a)(b)	506,071	9,083,974
Apellis Pharmaceuticals Inc.(a)(b)	515,981	17,006,734
Applied Molecular Transport Inc.(a)(b)	197,897	5,119,595
Applied Therapeutics Inc.(a)	107,355	1,782,093
AquaBounty Technologies Inc.(a)(b)	141,068	574,147
Arbutus Biopharma Corp.(a)	64,111	275,036
Arcutis Biotherapeutics Inc.(a)(b)	22,268	531,983
Ardelyx Inc.(a)(b)	516,827	682,212
Arena Pharmaceuticals Inc.(a)	47,850	2,849,467
Arrowhead Pharmaceuticals Inc.(a)(b)	804,947	50,252,841
Atara Biotherapeutics Inc.(a)(b)	55,870	1,000,073
Athenex Inc.(a)(b)	409,243	1,231,821
Athersys Inc.(a)(b)	1,391,467	1,850,651
Atossa Therapeutics Inc.(a)(b)	65,902	214,841
Avid Bioservices Inc.(a)(b)	452,271	9,755,485
Avidity Biosciences Inc.(a)(b)	50,252	1,237,707
Avita Medical Inc.(a)(b)	192,165	3,405,164
Beam Therapeutics Inc.(a)	395,706	34,430,379

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Beyondspring Inc.(a)(b)	178,210	$2,808,590
BioAtla Inc.(a)(b)	122,650	3,610,816
BioCryst Pharmaceuticals Inc.(a)(b)	144,608	2,078,017
Biohaven Pharmaceutical Holding Co. Ltd.(a)	296,734	41,219,320
Biomea Fusion Inc.(a)(b)	69,457	831,400
Bioxcel Therapeutics Inc.(a)(b)	136,074	4,129,846
Blueprint Medicines Corp.(a)(b)	434,313	44,651,720
Bridgebio Pharma Inc.(a)(b)	573,948	26,900,943
Brooklyn ImmunoTherapeutics Inc.(a)(b)	203,878	1,896,065
C4 Therapeutics Inc.(a)	306,121	13,677,486
CareDx Inc.(a)(b)	401,932	25,470,431
Caribou Biosciences Inc.(a)	87,524	2,089,198
Celcuity Inc.(a)(b)	74,660	1,343,880
Celldex Therapeutics Inc.(a)	286,711	15,479,527
CEL-SCI Corp.(a)(b)	260,511	2,863,016
Century Therapeutics Inc.(a)(b)	52,644	1,324,523
Cerevel Therapeutics Holdings Inc.(a)	317,617	9,369,701
ChemoCentryx Inc.(a)(b)	29,114	497,849
Chimerix Inc.(a)(b)	421,283	2,607,742
Clene Inc.(a)	107,134	731,725
Clovis Oncology Inc.(a)(b)	894,050	3,987,463
Codiak Biosciences Inc.(a)	128,414	2,097,001
Cogent Biosciences Inc.(a)(b)	85,221	716,709
Coherus Biosciences Inc.(a)(b)	511,190	8,214,823
Cortexyme Inc.(a)	158,554	14,533,060
Crinetics Pharmaceuticals Inc.(a)	257,392	5,418,102
Cue Biopharma Inc.(a)(b)	239,662	3,491,875
Cullinan Oncology Inc.(a)(b)	12,656	285,646
Curis Inc.(a)(b)	607,166	4,754,110
Cytokinetics Inc.(a)(b)	584,362	20,885,098
CytomX Therapeutics Inc.(a)(b)	444,232	2,261,141
Day One Biopharmaceuticals Inc.(a)(b)	48,616	1,153,658
Deciphera Pharmaceuticals Inc.(a)(b)	270,121	9,178,712
Denali Therapeutics Inc.(a)(b)	722,484	36,449,318
Dermtech Inc.(a)(b)	190,809	6,126,877
Design Therapeutics Inc.(a)(b)	63,133	927,424
Dicerna Pharmaceuticals Inc.(a)(b)	552,807	11,144,589
Dynavax Technologies Corp.(a)(b)	856,688	16,456,976
Eagle Pharmaceuticals Inc./DE(a)	41,351	2,306,559
Editas Medicine Inc.(a)(b)	543,026	22,307,508
Eliem Therapeutics Inc.(a)(b)	30,662	551,303
Enanta Pharmaceuticals Inc.(a)	15,275	867,773
Epizyme Inc.(a)(b)	714,017	3,655,767
Erasca Inc.(a)(b)	93,109	1,975,773
Evelo Biosciences Inc.(a)(b)	235,917	1,660,856
Fate Therapeutics Inc.(a)(b)	644,506	38,199,871
FibroGen Inc.(a)(b)	625,732	6,394,981
Finch Therapeutics Group Inc.(a)	7,414	96,382
Flexion Therapeutics Inc.(a)(b)	379,488	2,314,877
Foghorn Therapeutics Inc.(a)(b)	23,452	326,686
Forte Biosciences Inc.(a)(b)	89,548	265,062
Fortress Biotech Inc.(a)(b)	564,459	1,817,558
G1 Therapeutics Inc.(a)(b)	184,089	2,470,474
Gemini Therapeutics Inc.(a)(b)	28,207	113,956
Generation Bio Co.(a)(b)	326,990	8,197,639
Global Blood Therapeutics Inc.(a)	475,968	12,127,665
Graphite Bio Inc.(a)(b)	72,955	1,195,732
Greenwich Lifesciences Inc.(a)(b)	32,482	1,269,072
GT Biopharma Inc.(a)(b)	146,648	988,407
Halozyme Therapeutics Inc.(a)(b)	1,119,104	45,525,151

Security	Shares	Value

Biotechnology (continued)
Harpoon Therapeutics Inc.(a)	150,546	$1,189,313
Heron Therapeutics Inc.(a)(b)	734,970	7,856,829
Hookipa Pharma Inc.(a)(b)	93,484	550,621
Humanigen Inc.(a)(b)	368,315	2,184,108
Icosavax Inc.(a)	60,561	1,792,000
Ideaya Biosciences Inc.(a)(b)	61,854	1,576,658
IGM Biosciences Inc.(a)(b)	63,835	4,197,790
Imago Biosciences Inc.(a)(b)	42,844	858,165
Immuneering Corp., Class A(a)	36,301	963,792
ImmunityBio Inc.(a)(b)	60,293	587,254
ImmunoGen Inc.(a)	852,394	4,833,074
Immunovant Inc.(a)	208,771	1,814,220
Impel Neuropharma Inc.(a)(b)	29,074	354,121
Infinity Pharmaceuticals Inc.(a)(b)	633,378	2,166,153
Inhibrx Inc.(a)(b)	222,418	7,408,744
Insmed Inc.(a)(b)	911,795	25,110,834
Instil Bio Inc.(a)(b)	65,237	1,166,111
Intellia Therapeutics Inc.(a)(b)	546,898	73,366,367
Intercept Pharmaceuticals Inc.(a)(b)	223,145	3,313,703
Invitae Corp.(a)(b)	409,217	11,634,039
Ironwood Pharmaceuticals Inc.(a)(b)	1,155,633	15,092,567
IVERIC bio Inc.(a)(b)	165,616	2,689,604
Janux Therapeutics Inc.(a)(b)	59,225	1,281,037
Kadmon Holdings Inc.(a)(b)	1,376,780	11,991,754
KalVista Pharmaceuticals Inc.(a)(b)	153,652	2,681,227
Karuna Therapeutics Inc.(a)	176,496	21,590,756
Karyopharm Therapeutics Inc.(a)(b)	575,687	3,350,498
Keros Therapeutics Inc.(a)(b)	125,595	4,968,538
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	107,735	1,227,102
Kinnate Biopharma Inc.(a)	10,700	246,314
Kodiak Sciences Inc.(a)(b)	266,097	25,539,990
Kronos Bio Inc.(a)(b)	37,482	785,623
Krystal Biotech Inc.(a)(b)	51,675	2,697,952
Kymera Therapeutics Inc.(a)(b)	272,542	16,009,117
Lexicon Pharmaceuticals Inc.(a)(b)	219,655	1,056,541
Ligand Pharmaceuticals Inc.(a)(b)	13,854	1,930,139
Lyell Immunopharma Inc.(a)(b)	105,270	1,557,996
MacroGenics Inc.(a)(b)	438,752	9,187,467
Madrigal Pharmaceuticals Inc.(a)	90,241	7,200,329
Magenta Therapeutics Inc.(a)	215,042	1,565,506
MannKind Corp.(a)(b)	202,716	881,815
MaxCyte Inc.(a)	68,863	840,817
MEI Pharma Inc.(a)(b)	876,375	2,418,795
MeiraGTx Holdings PLC(a)	15,108	199,123
Mersana Therapeutics Inc.(a)(b)	399,785	3,769,973
MiMedx Group Inc.(a)(b)	593,370	3,595,822
Mirum Pharmaceuticals Inc.(a)	11,755	234,160
Molecular Templates Inc.(a)(b)	297,597	1,996,876
Monte Rosa Therapeutics Inc.(a)(b)	52,168	1,162,303
Morphic Holding Inc.(a)	164,768	9,332,459
Neoleukin Therapeutics Inc.(a)	66,311	479,429
NexImmune Inc.(a)(b)	89,312	1,352,184
Nurix Therapeutics Inc.(a)	226,941	6,799,152
Nuvalent Inc., Class A(a)(b)	48,207	1,087,068
Ocugen Inc.(a)(b)	1,466,588	10,530,102
Olema Pharmaceuticals Inc.(a)(b)	91,909	2,533,012
Omega Therapeutics Inc.(a)(b)	31,380	591,513
Oncocyte Corp.(a)(b)	364,790	1,298,652
Oncternal Therapeutics Inc. New(b)(c)	6,020	6,170
Organogenesis Holdings Inc., Class A(a)(b)	299,096	4,259,127

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
ORIC Pharmaceuticals Inc.(a)(b)	33,246	$695,174
Outlook Therapeutics Inc.(a)(b)	704,870	1,529,568
Oyster Point Pharma Inc.(a)	7,090	84,016
PMV Pharmaceuticals Inc.(a)	208,597	6,216,191
Portage Biotech Inc.(a)(b)	4,849	98,532
Praxis Precision Medicines Inc.(a)(b)	22,296	412,253
Precigen Inc.(a)(b)	660,138	3,294,089
Precision BioSciences Inc.(a)(b)	396,350	4,573,879
Prelude Therapeutics Inc.(a)(b)	87,112	2,722,250
Prometheus Biosciences Inc.(a)	13,718	325,254
Protagonist Therapeutics Inc.(a)	354,868	6,288,261
Prothena Corp. PLC(a)(b)	212,251	15,118,639
PTC Therapeutics Inc.(a)(b)	552,807	20,569,948
Puma Biotechnology Inc.(a)	257,160	1,802,692
Radius Health Inc.(a)(b)	373,986	4,641,166
Rallybio Corp.(a)(b)	27,525	483,889
RAPT Therapeutics Inc.(a)(b)	168,577	5,234,316
Recursion Pharmaceuticals Inc., Class A(a)(b)	148,859	3,425,246
REGENXBIO Inc.(a)	163,778	6,865,574
Relay Therapeutics Inc.(a)(b)	423,436	13,350,937
Reneo Pharmaceuticals Inc.(a)(b)	34,066	253,792
Replimune Group Inc.(a)(b)	164,466	4,874,772
REVOLUTION Medicines Inc.(a)(b)	67,392	1,853,954
Rigel Pharmaceuticals Inc.(a)(b)	1,361,768	4,943,218
Rocket Pharmaceuticals Inc.(a)(b)	323,965	9,683,314
Rubius Therapeutics Inc.(a)(b)	362,423	6,480,123
Sana Biotechnology Inc.(a)(b)	646,553	14,560,374
Sangamo Therapeutics Inc.(a)(b)	845,250	7,615,702
Scholar Rock Holding Corp.(a)(b)	185,851	6,136,800
Selecta Biosciences Inc.(a)(b)	72,611	302,062
Sera Prognostics Inc., Class A(a)	13,372	148,563
Seres Therapeutics Inc.(a)(b)	560,176	3,898,825
Sesen Bio Inc.(a)(b)	1,561,655	1,238,705
Shattuck Labs Inc.(a)(b)	175,567	3,578,055
Sorrento Therapeutics Inc.(a)(b)	1,994,817	15,220,454
Spectrum Pharmaceuticals Inc.(a)(b)	1,299,521	2,832,956
Spero Therapeutics Inc.(a)(b)	182,513	3,360,064
SpringWorks Therapeutics Inc.(a)	232,146	14,727,342
Stoke Therapeutics Inc.(a)(b)	149,722	3,808,928
Summit Therapeutics Inc.(a)	180,920	906,409
Sutro Biopharma Inc.(a)	23,721	448,090
Syndax Pharmaceuticals Inc.(a)(b)	88,297	1,687,356
Syros Pharmaceuticals Inc.(a)(b)	224,253	1,002,411
Talaris Therapeutics Inc.(a)	48,096	652,182
Taysha Gene Therapies Inc.(a)(b)	148,354	2,762,351
Tenaya Therapeutics Inc.(a)	61,957	1,279,412
TG Therapeutics Inc.(a)(b)	1,018,159	33,884,331
Travere Therapeutics Inc.(a)(b)	31,432	762,226
Trevena Inc.(a)(b)	443,562	545,581
Trillium Therapeutics Inc.(a)(b)	119,665	2,101,317
Turning Point Therapeutics Inc.(a)	39,517	2,625,114
Twist Bioscience Corp.(a)(b)	375,005	40,114,285
UroGen Pharma Ltd.(a)(b)	115,834	1,948,328
Vaxart Inc.(a)(b)	873,978	6,948,125
Vaxcyte Inc.(a)	92,445	2,345,330
VBI Vaccines Inc.(a)(b)	1,335,341	4,152,910
Vera Therapeutics Inc.(a)	29,638	514,219
Verastem Inc.(a)(b)	1,372,385	4,226,946
Vericel Corp.(a)(b)	369,353	18,024,426
Verve Therapeutics Inc.(a)(b)	72,362	3,401,014

Security	Shares	Value

Biotechnology (continued)
Vincerx Pharma Inc.(a)	100,352	$1,622,692
Vir Biotechnology Inc.(a)(b)	477,373	20,775,273
Viracta Therapeutics Inc.(a)(b)	63,307	507,722
VistaGen Therapeutics Inc.(a)(b)	1,288,827	3,531,386
Vor BioPharma Inc.(a)(b)	16,758	262,765
Werewolf Therapeutics Inc.(a)(b)	40,886	701,604
Xencor Inc.(a)(b)	450,464	14,712,154
XOMA Corp.(a)	5,021	124,270
Y-mAbs Therapeutics Inc.(a)	278,018	7,934,634
Zentalis Pharmaceuticals Inc.(a)(b)	284,743	18,975,273
ZIOPHARM Oncology Inc.(a)(b)	1,674,937	3,048,385

		1,565,021,996

Building Products — 1.3%
AAON Inc.	332,386	21,718,101
Cornerstone Building Brands Inc.(a)	438,299	6,403,549
CSW Industrials Inc.	116,935	14,932,600
Gibraltar Industries Inc.(a)	74,551	5,192,477
Insteel Industries Inc.	12,901	490,883
JELD-WEN Holding Inc.(a)	266,037	6,658,906
Masonite International Corp.(a)(b)	191,877	20,363,906
PGT Innovations Inc.(a)	217,093	4,146,476
Resideo Technologies Inc.(a)	134,627	3,337,403
Simpson Manufacturing Co. Inc.	345,462	36,954,070
UFP Industries Inc.	432,431	29,396,660

		149,595,031

Capital Markets — 2.0%
Artisan Partners Asset Management Inc., Class A	465,262	22,760,617
Blucora Inc.(a)	144,477	2,252,396
BrightSphere Investment Group Inc.	460,157	12,023,902
Cohen & Steers Inc.	197,367	16,533,434
Donnelley Financial Solutions Inc.(a)	14,233	492,746
Focus Financial Partners Inc., Class A(a)	471,676	24,701,672
GAMCO Investors Inc., Class A(b)	39,325	1,037,393
GCM Grosvenor Inc., Class A	299,005	3,444,538
Greenhill & Co. Inc.	115,571	1,689,648
Hamilton Lane Inc., Class A	270,150	22,914,123
Houlihan Lokey Inc.	353,442	32,552,008
Moelis & Co., Class A	266,542	16,490,954
Open Lending Corp., Class A(a)	828,266	29,875,555
PJT Partners Inc., Class A	160,315	12,682,520
Pzena Investment Management Inc., Class A	135,949	1,337,738
StepStone Group Inc., Class A	319,869	13,639,214
StoneX Group Inc.(a)(b)	11,216	739,134
Value Line Inc.	8,253	282,748
Virtus Investment Partners Inc.	57,484	17,838,435
WisdomTree Investments Inc.	832,986	4,723,031

		238,011,806

Chemicals — 1.9%
American Vanguard Corp.	57,007	857,955
Amyris Inc.(a)(b)	157,002	2,155,638
Avient Corp.	79,581	3,688,579
Balchem Corp.	255,247	37,028,682
Cabot Corp.	447,630	22,435,216
Chase Corp.	15,496	1,582,916
Danimer Scientific Inc.(a)(b)	528,790	8,640,429
Ferro Corp.(a)	540,854	11,000,970
Hawkins Inc.	99,222	3,460,863
HB Fuller Co.	75,546	4,877,250
Ingevity Corp.(a)	315,503	22,517,449

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Innospec Inc.	59,369	$5,000,057
Kronos Worldwide Inc.	25,976	322,362
Livent Corp.(a)(b)	1,284,740	29,690,342
Marrone Bio Innovations Inc.(a)(b)	806,389	726,557
Orion Engineered Carbons SA(a)	483,997	8,823,265
PureCycle Technologies Inc.(a)(b)	257,205	3,415,682
Quaker Chemical Corp.	107,059	25,450,066
Sensient Technologies Corp.	172,648	15,724,780
Stepan Co.	14,565	1,644,971
Tredegar Corp.	171,123	2,084,278
Trinseo SA	309,972	16,732,289
Zymergen Inc.(a)(b)	30,502	401,711

		228,262,307

Commercial Services & Supplies — 1.6%
Brink’s Co. (The)(b)	387,155	24,506,911
Casella Waste Systems Inc., Class A(a)(b)	359,673	27,313,568
Cimpress PLC(a)(b)	134,364	11,666,826
Covanta Holding Corp.	952,447	19,163,234
Harsco Corp.(a)	264,203	4,478,241
Healthcare Services Group Inc.	312,693	7,814,198
Heritage-Crystal Clean Inc.(a)	48,723	1,411,992
HNI Corp.	37,726	1,385,299
Interface Inc.(b)	105,082	1,591,992
Montrose Environmental Group Inc.(a)(b)	184,639	11,399,612
Pitney Bowes Inc.	583,168	4,204,641
SP Plus Corp.(a)(b)	185,494	5,689,101
Tetra Tech Inc.	427,835	63,892,879
U.S. Ecology Inc.(a)	27,877	901,821
Viad Corp.(a)	161,929	7,353,196

		192,773,511

Communications Equipment — 0.7%
ADTRAN Inc.	26,695	500,798
CalAmp Corp.(a)	280,754	2,793,502
Calix Inc.(a)	362,903	17,938,295
Cambium Networks Corp.(a)	83,952	3,038,223
Casa Systems Inc.(a)	266,822	1,809,053
Clearfield Inc.(a)	90,086	3,977,297
DZS Inc.(a)	64,127	786,197
EMCORE Corp.(a)(b)	39,794	297,659
Extreme Networks Inc.(a)	988,342	9,735,169
Harmonic Inc.(a)(b)	132,977	1,163,549
Infinera Corp.(a)(b)	1,440,548	11,985,360
Inseego Corp.(a)(b)	141,564	942,816
Plantronics Inc.(a)	139,830	3,595,029
Viavi Solutions Inc.(a)	1,619,448	25,490,112

		84,053,059

Construction & Engineering — 1.1%
Ameresco Inc., Class A(a)(b)	245,038	14,317,570
Comfort Systems USA Inc.	283,176	20,196,112
Construction Partners Inc., Class A(a)(b)	230,608	7,695,389
Dycom Industries Inc.(a)	193,503	13,785,154
EMCOR Group Inc.	41,540	4,792,885
IES Holdings Inc.(a)	66,913	3,057,255
Infrastructure and Energy Alternatives Inc.(a)(b)	87,504	1,000,171
MYR Group Inc.(a)	97,990	9,750,005
NV5 Global Inc.(a)(b)	24,752	2,439,805
Sterling Construction Co. Inc.(a)	44,824	1,016,160
WillScot Mobile Mini Holdings Corp.(a)	1,658,020	52,592,394

		130,642,900

Security	Shares	Value

Construction Materials — 0.1%
Forterra Inc.(a)	231,241	$5,448,038
United State Lime & Minerals Inc.	48	5,798

		5,453,836

Consumer Finance — 0.2%
Atlanticus Holdings Corp.(a)	42,944	2,278,609
Curo Group Holdings Corp.	169,596	2,939,099
FirstCash Inc.	23,004	2,012,850
Green Dot Corp., Class A(a)	43,543	2,191,519
LendingTree Inc.(a)(b)	92,330	12,910,504
PROG Holdings Inc.	82,670	3,472,967
Regional Management Corp.	25,859	1,504,476

		27,310,024

Containers & Packaging — 0.2%
Greif Inc., Class A, NVS	29,470	1,903,762
Greif Inc., Class B	6,767	438,502
Myers Industries Inc.	132,020	2,583,631
O-I Glass Inc.(a)	1,255,807	17,920,366
Ranpak Holdings Corp.(a)(b)	47,819	1,282,506
UFP Technologies Inc.(a)(b)	3,675	226,343

		24,355,110

Distributors — 0.0%
Funko Inc., Class A(a)(b)	210,874	3,840,015
Greenlane Holdings Inc., Class A(a)(b)	131,313	311,212

		4,151,227

Diversified Consumer Services — 0.3%
2U Inc.(a)(b)	482,149	16,185,742
Carriage Services Inc.	25,303	1,128,261
European Wax Center Inc., Class A(a)	33,596	941,024
Houghton Mifflin Harcourt Co.(a)(b)	949,485	12,751,583
OneSpaWorld Holdings Ltd.(a)	210,580	2,099,483
PowerSchool Holdings Inc., Class A(a)(b)	61,578	1,515,435
Regis Corp.(a)	169,699	590,552
Stride Inc.(a)(b)	17,176	617,305
Vivint Smart Home Inc.(a)(b)	195,007	1,842,816
WW International Inc.(a)(b)	128,283	2,341,165

		40,013,366

Diversified Telecommunication Services — 0.7%
Anterix Inc.(a)(b)	26,875	1,631,312
Bandwidth Inc., Class A(a)(b)	183,274	16,545,977
Cogent Communications Holdings Inc.	338,920	24,009,093
Globalstar Inc.(a)(b)	4,213,485	7,036,520
IDT Corp., Class B(a)(b)	119,663	5,019,863
Iridium Communications Inc.(a)(b)	707,861	28,208,261
Ooma Inc.(a)	95,511	1,777,459

		84,228,485

Electric Utilities — 0.0%
Via Renewables Inc.	88,527	902,090

Electrical Equipment — 1.3%
Advent Technologies Holdings Inc.(a)(b)	104,312	907,514
Allied Motion Technologies Inc.	89,370	2,795,494
Array Technologies Inc.(a)(b)	237,683	4,401,889
Atkore Inc.(a)	366,159	31,826,540
Babcock & Wilcox Enterprises Inc.(a)(b)	132,236	847,633
Beam Global(a)(b)	60,728	1,662,125
Blink Charging Co.(a)(b)	289,865	8,293,038
Bloom Energy Corp., Class A(a)(b)	1,106,188	20,707,839
EnerSys	36,051	2,683,636
Eos Energy Enterprises Inc.(a)(b)	336,283	4,718,051

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
FTC Solar Inc.(a)	153,101	$1,192,657
FuelCell Energy Inc.(a)(b)	1,990,767	13,318,231
GrafTech International Ltd.(b)	1,425,729	14,713,523
Romeo Power Inc.(a)(b)	781,845	3,870,133
Stem Inc.(a)	384,740	9,191,439
TPI Composites Inc.(a)(b)	287,893	9,716,389
Vicor Corp.(a)(b)	167,370	22,454,359

		153,300,490

Electronic Equipment, Instruments & Components — 2.6%
908 Devices Inc.(a)(b)	101,603	3,304,130
Advanced Energy Industries Inc.	305,881	26,841,058
Akoustis Technologies Inc.(a)(b)	349,865	3,393,690
Arlo Technologies Inc.(a)	654,841	4,197,531
Badger Meter Inc.	232,120	23,476,617
CTS Corp.	57,305	1,771,298
Fabrinet(a)	252,694	25,903,662
FARO Technologies Inc.(a)	71,916	4,732,792
Identiv Inc.(a)	155,390	2,927,548
II-VI Inc.(a)(b)	772,124	45,833,281
Insight Enterprises Inc.(a)(b)	98,206	8,846,396
Iteris Inc.(a)(b)	335,741	1,772,712
Itron Inc.(a)	295,174	22,324,010
Kimball Electronics Inc.(a)(b)	16,035	413,222
Luna Innovations Inc.(a)(b)	245,221	2,329,599
MicroVision Inc.(a)(b)	1,306,562	14,437,510
Napco Security Technologies Inc.(a)(b)	116,685	5,026,790
nLight Inc.(a)(b)	338,776	9,550,095
Novanta Inc.(a)(b)	280,662	43,362,279
OSI Systems Inc.(a)(b)	13,885	1,316,298
Ouster Inc.(a)(b)	227,977	1,668,792
PAR Technology Corp.(a)(b)	193,306	11,890,252
Plexus Corp.(a)(b)	197,049	17,618,151
Rogers Corp.(a)(b)	130,743	24,380,955
Velodyne Lidar Inc.(a)(b)	606,909	3,592,901
Vishay Intertechnology Inc.	150,049	3,014,484

		313,926,053

Energy Equipment & Services — 0.4%
Aspen Aerogels Inc.(a)(b)	174,430	8,025,524
Cactus Inc., Class A	433,901	16,366,746
ChampionX Corp.(a)	294,051	6,574,980
DMC Global Inc.(a)	147,246	5,434,850
Frank’s International NV(a)	189,839	558,127
Liberty Oilfield Services Inc., Class A(a)	241,846	2,933,592
NexTier Oilfield Solutions Inc.(a)(b)	148,961	685,221
Solaris Oilfield Infrastructure Inc., Class A	68,478	571,107
TETRA Technologies Inc.(a)	751,671	2,345,213

		43,495,360

Entertainment — 0.2%
Chicken Soup For The Soul Entertainment Inc.(a)	16,140	369,122
Cinemark Holdings Inc.(a)	710,984	13,658,003
CuriosityStream Inc.(a)(b)	36,864	388,547
IMAX Corp.(a)(b)	38,900	738,322
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	76,017	2,045,617
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	292,446	7,726,423

		24,926,034

Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexander’s Inc.	17,672	4,605,677
American Finance Trust Inc.	69,024	554,953
CatchMark Timber Trust Inc., Class A	283,603	3,366,368

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Clipper Realty Inc.	86,814	$703,193
Community Healthcare Trust Inc.	120,061	5,425,557
EastGroup Properties Inc.	314,519	52,408,301
Gladstone Commercial Corp.	87,833	1,847,128
Gladstone Land Corp.	133,064	3,029,867
Indus Realty Trust Inc.	25,739	1,804,304
Innovative Industrial Properties Inc.	98,374	22,741,118
Monmouth Real Estate Investment Corp.	109,236	2,037,251
National Storage Affiliates Trust	643,006	33,944,287
NexPoint Residential Trust Inc.	34,209	2,116,853
Outfront Media Inc.	240,598	6,063,070
Phillips Edison & Co. Inc.	17,204	528,335
PS Business Parks Inc.	134,692	21,111,624
Ryman Hospitality Properties Inc.(a)(b)	392,885	32,884,474
Safehold Inc.(b)	95,126	6,838,608
Saul Centers Inc.	91,531	4,032,856
Tanger Factory Outlet Centers Inc.	221,158	3,604,875
UMH Properties Inc.	289,998	6,640,954
Universal Health Realty Income Trust	93,911	5,190,461

		221,480,114

Food & Staples Retailing — 0.9%
Andersons Inc. (The)	102,495	3,159,921
BJ’s Wholesale Club Holdings Inc.(a)(b)	811,719	44,579,608
Chefs’ Warehouse Inc. (The)(a)	17,458	568,607
MedAvail Holdings Inc.(a)(b)	94,335	275,458
Performance Food Group Co.(a)(b)	1,097,451	50,987,573
PriceSmart Inc.	12,823	994,424
Sprouts Farmers Market Inc.(a)(b)	403,748	9,354,841
United Natural Foods Inc.(a)(b)	27,862	1,349,078

		111,269,510

Food Products — 0.8%
AppHarvest Inc.(a)(b)	549,832	3,584,905
Calavo Growers Inc.	134,936	5,159,953
J&J Snack Foods Corp.	116,677	17,830,579
John B Sanfilippo & Son Inc.	47,300	3,865,356
Laird Superfood Inc.(a)(b)	36,226	691,192
Lancaster Colony Corp.	132,069	22,294,568
Limoneira Co.	38,621	624,501
Mission Produce Inc.(a)	32,301	593,692
Sanderson Farms Inc.	138,083	25,987,221
Simply Good Foods Co. (The)(a)	38,305	1,321,139
Tattooed Chef Inc.(a)(b)	374,560	6,903,141
Tootsie Roll Industries Inc.	1	47
Utz Brands Inc.	454,629	7,787,795
Vital Farms Inc.(a)(b)	197,711	3,473,782

		100,117,871

Health Care Equipment & Supplies — 5.9%
Accelerate Diagnostics Inc.(a)(b)	265,511	1,547,929
Accuray Inc.(a)(b)	744,559	2,941,008
Acutus Medical Inc.(a)	149,825	1,324,453
Alphatec Holdings Inc.(a)(b)	518,957	6,326,086
Apyx Medical Corp.(a)(b)	251,026	3,476,710
Asensus Surgical Inc.(a)(b)	580,047	1,073,087
Aspira Women’s Health Inc.(a)(b)	585,134	1,901,686
AtriCure Inc.(a)	355,870	24,750,758
Atrion Corp.	11,075	7,724,812
Axogen Inc.(a)(b)	304,606	4,812,775
Axonics Inc.(a)(b)	363,174	23,638,996
BioLife Solutions Inc.(a)(b)	193,995	8,209,868

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Bioventus Inc., Class A(a)(b)	108,075	$1,530,342
Butterfly Network Inc.(a)(b)	1,447,272	15,109,520
Cardiovascular Systems Inc.(a)(b)	312,475	10,258,554
Cerus Corp.(a)(b)	1,339,580	8,158,042
ClearPoint Neuro Inc.(a)(b)	151,316	2,685,859
CONMED Corp.	230,673	30,178,949
CryoLife Inc.(a)	267,040	5,952,322
CryoPort Inc.(a)(b)	322,074	21,421,142
Cutera Inc.(a)(b)	140,034	6,525,584
CVRx Inc.(a)	48,846	807,913
CytoSorbents Corp.(a)(b)	331,885	2,694,906
Eargo Inc.(a)(b)	155,372	1,045,654
Glaukos Corp.(a)(b)	356,996	17,196,497
Haemonetics Corp.(a)	273,547	19,309,683
Heska Corp.(a)(b)	77,535	20,045,899
Inari Medical Inc.(a)(b)	269,841	21,884,105
Inogen Inc.(a)	155,279	6,690,972
Intersect ENT Inc.(a)	264,631	7,197,963
iRadimed Corp.(a)(b)	49,641	1,667,441
iRhythm Technologies Inc.(a)(b)	234,443	13,728,982
Lantheus Holdings Inc.(a)(b)	78,613	2,018,782
LeMaitre Vascular Inc.	149,523	7,938,176
LivaNova PLC(a)(b)	341,899	27,074,982
Meridian Bioscience Inc.(a)(b)	38,449	739,759
Merit Medical Systems Inc.(a)(b)	362,803	26,049,255
Misonix Inc.(a)	52,780	1,335,334
Neogen Corp.(a)(b)	801,624	34,814,530
Neuronetics Inc.(a)(b)	188,430	1,236,101
NeuroPace Inc.(a)(b)	56,044	888,297
Nevro Corp.(a)	274,688	31,968,189
NuVasive Inc.(a)(b)	411,460	24,625,881
Ortho Clinical Diagnostics Holdings PLC(a)	873,660	16,145,237
OrthoPediatrics Corp.(a)(b)	113,339	7,424,838
Outset Medical Inc.(a)(b)	363,411	17,967,040
PAVmed Inc.(a)	573,190	4,895,043
Pulmonx Corp.(a)(b)	207,398	7,462,180
Pulse Biosciences Inc.(a)(b)	111,978	2,418,725
Quotient Ltd.(a)	644,382	1,507,854
Retractable Technologies Inc.(a)(b)	139,523	1,538,939
RxSight Inc.(a)(b)	47,615	603,282
SeaSpine Holdings Corp.(a)	129,325	2,034,282
Senseonics Holdings Inc.(a)(b)	3,430,762	11,630,283
Shockwave Medical Inc.(a)(b)	267,972	55,170,075
SI-BONE Inc.(a)(b)	256,331	5,490,610
Sientra Inc.(a)(b)	404,211	2,316,129
Sight Sciences Inc.(a)	69,414	1,575,698
Silk Road Medical Inc.(a)(b)	269,625	14,837,464
Soliton Inc.(a)(b)	92,275	1,878,719
STAAR Surgical Co.(a)	377,316	48,496,425
Stereotaxis Inc.(a)	382,332	2,056,946
Surmodics Inc.(a)	107,979	6,003,632
Tactile Systems Technology Inc.(a)(b)	152,878	6,795,427
TransMedics Group Inc.(a)(b)	206,319	6,827,096
Treace Medical Concepts Inc.(a)(b)	89,327	2,402,896
Utah Medical Products Inc	2,259	209,726
Vapotherm Inc.(a)(b)	181,319	4,037,974
Varex Imaging Corp.(a)(b)	41,044	1,157,441
ViewRay Inc.(a)	1,095,452	7,898,209
Zynex Inc.(a)(b)	156,640	1,784,130

		703,074,083

Security	Shares	Value

Health Care Providers & Services — 4.0%
1Life Healthcare Inc.(a)(b)	926,354	$18,758,668
Accolade Inc.(a)(b)	400,269	16,879,344
Addus HomeCare Corp.(a)(b)	51,357	4,095,721
Agiliti Inc.(a)(b)	187,881	3,577,254
Alignment Healthcare Inc.(a)(b)	210,863	3,369,591
AMN Healthcare Services Inc.(a)(b)	374,315	42,952,646
Apollo Medical Holdings Inc.(a)(b)	299,169	27,239,337
Apria Inc.(a)	56,760	2,108,634
Aveanna Healthcare Holdings Inc.(a)	321,762	2,580,531
Biodesix Inc.(a)	98,847	812,522
Castle Biosciences Inc.(a)(b)	155,743	10,356,910
Community Health Systems Inc.(a)	859,323	10,054,079
CorVel Corp.(a)	69,916	13,019,758
Cross Country Healthcare Inc.(a)	35,698	758,226
Ensign Group Inc. (The)	417,630	31,276,311
Exagen Inc.(a)(b)	27,806	378,162
Fulgent Genetics Inc.(a)(b)	20,578	1,850,991
Hanger Inc.(a)	302,885	6,651,355
HealthEquity Inc.(a)(b)	650,196	42,106,693
InfuSystem Holdings Inc.(a)(b)	137,488	1,791,469
Innovage Holding Corp.(a)	147,526	975,147
Joint Corp. (The)(a)(b)	109,755	10,758,185
LHC Group Inc.(a)(b)	242,335	38,024,785
LifeStance Health Group Inc.(a)(b)	220,310	3,194,495
MEDNAX Inc.(a)	321,485	9,139,819
ModivCare Inc.(a)(b)	32,711	5,940,972
National Research Corp.	109,989	4,638,236
Ontrak Inc.(a)(b)	72,646	729,366
Owens & Minor Inc.(b)	476,010	14,894,353
Patterson Companies Inc.	174,097	5,247,284
Pennant Group Inc. (The)(a)	204,399	5,741,568
PetIQ Inc.(a)	212,184	5,298,234
Privia Health Group Inc.(a)(b)	163,049	3,841,434
Progyny Inc.(a)(b)	500,595	28,033,320
R1 RCM Inc.(a)	946,432	20,830,968
RadNet Inc.(a)	360,217	10,557,960
Select Medical Holdings Corp.	878,643	31,780,517
Sharps Compliance Corp.(a)(b)	121,108	1,001,563
SOC Telemed Inc.(a)(b)	364,989	824,875
Surgery Partners Inc.(a)(b)	252,177	10,677,174
Tenet Healthcare Corp.(a)(b)	100,770	6,695,159
Tivity Health Inc.(a)(b)	208,158	4,800,123
U.S. Physical Therapy Inc.	101,642	11,241,605
Viemed Healthcare Inc.(a)(b)	45,580	252,969

		475,738,313

Health Care Technology — 2.0%
Convey Holding Parent Inc.(a)(b)	61,184	513,946
Evolent Health Inc., Class A(a)(b)	124,318	3,853,858
Forian Inc.(a)(b)	134,103	1,383,943
Health Catalyst Inc.(a)(b)	397,164	19,862,172
Icad Inc.(a)	177,383	1,906,867
Inovalon Holdings Inc., Class A(a)(b)	600,038	24,175,531
Inspire Medical Systems Inc.(a)	213,573	49,736,880
Multiplan Corp.(a)(b)	287,111	1,616,435
NantHealth Inc.(a)(b)	118,112	190,160
Omnicell Inc.(a)(b)	341,597	50,703,243
OptimizeRx Corp.(a)(b)	136,596	11,685,788
Phreesia Inc.(a)(b)	387,352	23,899,618
Schrodinger Inc.(a)(b)	360,180	19,694,642
Simulations Plus Inc.(b)	120,318	4,752,561

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Tabula Rasa HealthCare Inc.(a)	179,170	$4,696,046
Vocera Communications Inc.(a)(b)	274,547	12,563,271

		231,234,961

Hotels, Restaurants & Leisure — 4.3%
Accel Entertainment Inc.(a)(b)	455,740	5,532,684
Bally’s Corp.(a)	259,420	13,007,319
BJ’s Restaurants Inc.(a)	165,906	6,928,234
Bloomin’ Brands Inc.(a)	704,324	17,608,100
Brinker International Inc.(a)	360,794	17,696,946
Century Casinos Inc.(a)	219,230	2,953,028
Cheesecake Factory Inc. (The)(a)	364,959	17,153,073
Chuy’s Holdings Inc.(a)(b)	74,805	2,358,602
Cracker Barrel Old Country Store Inc.	188,433	26,350,471
Dave & Buster’s Entertainment Inc.(a)	158,306	6,067,869
Denny’s Corp.(a)(b)	383,797	6,271,243
Dine Brands Global Inc.(a)	129,608	10,525,466
Drive Shack Inc.(a)(b)	321,152	902,437
Esports Technologies Inc.(a)(b)	85,726	2,877,822
Everi Holdings Inc.(a)	676,144	16,349,162
F45 Training Holdings Inc.(a)	81,775	1,223,354
Full House Resorts Inc.(a)(b)	270,308	2,867,968
GAN Ltd.(a)(b)	34,217	508,807
Golden Entertainment Inc.(a)	136,191	6,685,616
Golden Nugget Online Gaming Inc.(a)(b)	316,397	5,495,816
Hilton Grand Vacations Inc.(a)(b)	678,809	32,290,944
International Game Technology PLC(a)	794,621	20,914,425
Jack in the Box Inc.	23,364	2,274,018
Krispy Kreme Inc.(a)(b)	115,303	1,614,242
Kura Sushi USA Inc., Class A(a)(b)	31,107	1,358,754
Lindblad Expeditions Holdings Inc.(a)(b)	238,095	3,473,806
Monarch Casino & Resort Inc.(a)(b)	84,802	5,680,886
Nathan’s Famous Inc.	17,466	1,068,395
NEOGAMES SA(a)	43,750	1,606,500
Noodles & Co.(a)(b)	327,349	3,862,718
ONE Group Hospitality Inc. (The)(a)(b)	157,958	1,688,571
Papa John’s International Inc.	262,509	33,336,018
PlayAGS Inc.(a)(b)	221,131	1,742,512
RCI Hospitality Holdings Inc.	67,210	4,604,557
Red Robin Gourmet Burgers Inc.(a)(b)	125,390	2,891,493
Red Rock Resorts Inc., Class A(a)	489,837	25,089,451
Rush Street Interactive Inc.(a)(b)	428,704	8,235,404
Ruth’s Hospitality Group Inc.(a)	264,770	5,483,387
Scientific Games Corp./DE, Class A(a)(b)	756,069	62,806,652
SeaWorld Entertainment Inc.(a)	225,505	12,474,936
Shake Shack Inc., Class A(a)	297,029	23,304,895
Target Hospitality Corp.(a)	137,078	511,301
Texas Roadhouse Inc.	554,894	50,678,469
Wingstop Inc.(b)	236,926	38,839,279
Xponential Fitness Inc., Class A(a)	32,777	415,940

		515,611,570

Household Durables — 2.0%
Aterian Inc.(a)(b)	206,077	2,231,814
Casper Sleep Inc.(a)(b)	233,715	997,963
Cavco Industries Inc.(a)	51,728	12,246,087
Century Communities Inc.	154,058	9,466,864
GoPro Inc., Class A(a)(b)	1,003,355	9,391,403
Green Brick Partners Inc.(a)	70,277	1,442,084
Hamilton Beach Brands Holding Co., Class A	26,043	408,094
Helen of Troy Ltd.(a)(b)	191,292	42,979,486

Security	Shares	Value

Household Durables (continued)
Hooker Furniture Corp.	6,890	$185,961
Installed Building Products Inc.	188,422	20,189,417
iRobot Corp.(a)(b)	201,546	15,821,361
KB Home	120,073	4,673,241
LGI Homes Inc.(a)(b)	173,896	24,677,581
Lovesac Co. (The)(a)(b)	101,441	6,704,236
MDC Holdings Inc.	125,254	5,851,867
Meritage Homes Corp.(a)	17,175	1,665,975
Purple Innovation Inc., Class A(a)(b)	456,236	9,590,081
Skyline Champion Corp.(a)(b)	417,032	25,046,942
Snap One Holdings Corp.(a)	46,250	770,987
Sonos Inc.(a)	954,988	30,903,412
Taylor Morrison Home Corp.(a)(b)	116,844	3,012,238
Traeger Inc.(a)(b)	55,804	1,167,978
TRI Pointe Homes Inc.(a)	67,346	1,415,613
Vuzix Corp.(a)(b)	467,165	4,886,546
Weber Inc., Class A(a)(b)	40,197	707,065

		236,434,296

Household Products — 0.5%
Central Garden & Pet Co.(a)(b)	30,454	1,461,792
Central Garden & Pet Co., Class A, NVS(a)	125,082	5,378,526
Energizer Holdings Inc.	543,276	21,214,928
WD-40 Co.	108,414	25,095,673

		53,150,919

Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Inc., Class A	75,345	2,124,729
Clearway Energy Inc., Class C	159,297	4,821,920
Sunnova Energy International Inc.(a)(b)	99,520	3,278,189

		10,224,838

Industrial Conglomerates — 0.1%
Raven Industries Inc.(a)	283,019	16,304,725

Insurance — 1.1%
Bright Health Group Inc.(a)	272,103	2,220,360
BRP Group Inc., Class A(a)(b)	371,890	12,380,218
eHealth Inc.(a)	58,860	2,383,830
Goosehead Insurance Inc., Class A	22,092	3,364,391
Heritage Insurance Holdings Inc.	14,980	102,014
Investors Title Co.	2,076	379,077
James River Group Holdings Ltd.	42,582	1,606,619
Kinsale Capital Group Inc.(b)	170,786	27,616,096
Palomar Holdings Inc.(a)(b)	195,229	15,780,360
RLI Corp.	293,621	29,441,378
Selectquote Inc.(a)(b)	1,065,196	13,772,984
Trupanion Inc.(a)(b)	303,383	23,563,758

		132,611,085

Interactive Media & Services — 0.8%
Cargurus Inc.(a)(b)	749,515	23,542,266
Cars.com Inc.(a)(b)	73,024	923,754
Eventbrite Inc., Class A(a)(b)	597,295	11,294,848
EverQuote Inc., Class A(a)	152,131	2,834,200
fuboTV Inc.(a)(b)	1,044,559	25,027,634
Liberty TripAdvisor Holdings Inc., Class A(a)	452,739	1,398,963
MediaAlpha Inc., Class A(a)(b)	156,817	2,929,342
Outbrain Inc.(a)	27,634	408,983
QuinStreet Inc.(a)	395,469	6,944,436
Yelp Inc.(a)	528,086	19,665,923

		94,970,349

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 1.4%
1-800-Flowers.com Inc., Class A(a)(b)	211,454	$6,451,462
1stdibs.com Inc.(a)(b)	39,222	486,353
CarParts.com Inc.(a)(b)	388,091	6,058,101
Duluth Holdings Inc., Class B(a)(b)	97,735	1,332,128
Groupon Inc.(a)(b)	163,424	3,727,701
Liquidity Services Inc.(a)(b)	215,287	4,652,352
Overstock.com Inc.(a)(b)	341,440	26,605,005
PetMed Express Inc.	134,588	3,616,380
Porch Group Inc.(a)(b)	611,067	10,803,665
Quotient Technology Inc.(a)(b)	707,049	4,115,025
RealReal Inc. (The)(a)(b)	625,084	8,238,607
Revolve Group Inc.(a)	179,285	11,074,434
Shutterstock Inc.	185,829	21,058,142
Stamps.com Inc.(a)	95,406	31,463,945
Stitch Fix Inc., Class A(a)(b)	469,412	18,753,009
Xometry Inc., Class A(a)(b)	49,426	2,850,397

		161,286,706

IT Services — 2.5%
BigCommerce Holdings Inc., Series 1(a)(b)	385,426	19,517,973
Brightcove Inc.(a)(b)	322,006	3,715,949
Cantaloupe Inc.(a)(b)	466,670	5,030,703
Cass Information Systems Inc.	18,555	776,527
CSG Systems International Inc.	122,363	5,897,897
DigitalOcean Holdings Inc.(a)(b)	371,271	28,821,768
EVERTEC Inc.	480,615	21,973,718
Evo Payments Inc., Class A(a)(b)	377,801	8,946,328
ExlService Holdings Inc.(a)	260,194	32,035,085
Flywire Corp.(a)(b)	78,546	3,443,457
GreenBox POS(a)(b)	150,623	1,248,665
GreenSky Inc., Class A(a)	571,318	6,387,335
Grid Dynamics Holdings Inc.(a)(b)	333,321	9,739,640
Hackett Group Inc. (The)	181,988	3,570,605
I3 Verticals Inc., Class A(a)(b)	171,449	4,150,780
IBEX Holdings Ltd.(a)(b)	45,588	774,996
International Money Express Inc.(a)	252,253	4,212,625
Maximus Inc.	486,850	40,505,920
Paya Holdings Inc., Class A(a)(b)	656,842	7,139,872
Perficient Inc.(a)(b)	258,563	29,915,739
Priority Technology Holdings Inc.(a)	80,301	536,411
Rackspace Technology Inc.(a)(b)	310,052	4,408,939
Repay Holdings Corp.(a)(b)	301,609	6,946,055
TTEC Holdings Inc.	147,455	13,791,466
Tucows Inc., Class A(a)(b)	77,350	6,106,782
Unisys Corp.(a)(b)	411,414	10,342,948
Verra Mobility Corp.(a)(b)	1,072,807	16,167,201

		296,105,384

Leisure Products — 0.4%
Acushnet Holdings Corp.	80,155	3,743,238
AMMO Inc.(a)(b)	682,736	4,198,826
Clarus Corp.(b)	190,201	4,874,852
Escalade Inc.	21,379	404,277
Johnson Outdoors Inc., Class A	26,166	2,768,363
Latham Group Inc.(a)(b)	180,015	2,952,246
Malibu Boats Inc., Class A(a)(b)	164,657	11,522,697
Marine Products Corp.	67,401	843,187
MasterCraft Boat Holdings Inc.(a)	151,334	3,795,457
Nautilus Inc.(a)(b)	63,291	589,239
Smith & Wesson Brands Inc.	380,478	7,898,723

Security	Shares	Value

Leisure Products (continued)
Sturm Ruger & Co. Inc.	126,548	$9,336,711

		52,927,816

Life Sciences Tools & Services — 1.5%
Absci Corp.(a)	61,435	714,489
Akoya Biosciences Inc.(a)(b)	61,469	858,107
Alpha Teknova Inc.(a)(b)	28,636	712,750
Berkeley Lights Inc.(a)(b)	385,741	7,545,094
BioNano Genomics Inc.(a)(b)	2,235,542	12,295,481
ChromaDex Corp.(a)(b)	387,518	2,429,738
Codex DNA Inc.(a)(b)	29,841	332,130
Codexis Inc.(a)(b)	478,730	11,135,260
Contra Aduro Biotech I(a)(c)	105,692	317,076
Cytek Biosciences Inc.(a)	97,562	2,088,802
Fluidigm Corp.(a)(b)	54,022	356,005
Harvard Bioscience Inc.(a)(b)	269,351	1,880,070
Inotiv Inc.(a)(b)	101,779	2,976,018
Medpace Holdings Inc.(a)(b)	230,104	43,554,085
NanoString Technologies Inc.(a)(b)	331,758	15,927,702
NeoGenomics Inc.(a)(b)	900,799	43,454,544
Pacific Biosciences of California Inc.(a)(b)	706,071	18,040,114
Personalis Inc.(a)(b)	22,057	424,377
Quanterix Corp.(a)(b)	245,405	12,218,715
Rapid Micro Biosystems Inc., Cass A(a)	33,052	610,470
Seer Inc.(a)(b)	126,456	4,366,526
Singular Genomics Systems Inc.(a)(b)	50,231	562,085

		182,799,638

Machinery — 4.0%
AgEagle Aerial Systems Inc.(a)(b)	342,734	1,031,629
Alamo Group Inc.	69,812	9,740,868
Albany International Corp., Class A	48,445	3,723,967
Blue Bird Corp.(a)(b)	57,367	1,196,676
Chart Industries Inc.(a)(b)	174,209	33,293,082
CIRCOR International Inc.(a)(b)	147,671	4,874,620
Commercial Vehicle Group Inc.(a)	95,456	903,014
Desktop Metal Inc., Class A(a)(b)	945,933	6,782,340
Douglas Dynamics Inc.	182,093	6,609,976
Energy Recovery Inc.(a)(b)	334,582	6,367,095
Enerpac Tool Group Corp.	487,844	10,113,006
ESCO Technologies Inc.	16,210	1,248,170
Evoqua Water Technologies Corp.(a)(b)	918,830	34,511,255
ExOne Co. (The)(a)	8,515	199,081
Federal Signal Corp.	477,619	18,445,646
Franklin Electric Co. Inc.	367,968	29,382,245
Gorman-Rupp Co. (The)	33,444	1,197,630
Helios Technologies Inc.	257,015	21,103,502
Hillenbrand Inc.	319,648	13,632,987
Hydrofarm Holdings Group Inc.(a)(b)	308,485	11,676,157
Hyliion Holdings Corp.(a)(b)	181,181	1,521,920
John Bean Technologies Corp.(b)	249,172	35,021,125
Kadant Inc.	91,485	18,672,088
Lindsay Corp.	78,077	11,851,308
Luxfer Holdings PLC	98,428	1,932,142
Lydall Inc.(a)	63,609	3,949,483
Meritor Inc.(a)(b)	458,422	9,768,973
Miller Industries Inc./TN	4,470	152,159
Mueller Industries Inc.	172,804	7,102,244
Mueller Water Products Inc., Class A	90,611	1,379,099
Nikola Corp.(a)(b)	1,784,845	19,044,296
Omega Flex Inc.	24,704	3,525,014

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Proto Labs Inc.(a)(b)	34,046	$2,267,464
RBC Bearings Inc.(a)(b)	31,527	6,690,029
REV Group Inc.	28,258	484,907
Rexnord Corp.	507,735	32,642,283
Shyft Group Inc. (The)(b)	274,345	10,427,853
SPX Corp.(a)	289,331	15,464,742
SPX FLOW Inc.	27,806	2,032,619
Tennant Co.	146,696	10,848,169
Terex Corp.	544,101	22,906,652
Titan International Inc.(a)	64,198	459,658
Wabash National Corp.	30,219	457,213
Watts Water Technologies Inc., Class A	121,569	20,434,533
Welbilt Inc.(a)	1,038,245	24,128,814

		479,197,733

Media — 0.9%
AMC Networks Inc., Class A(a)(b)	118,016	5,498,365
Cardlytics Inc.(a)(b)	253,928	21,314,716
Clear Channel Outdoor Holdings Inc.(a)(b)	251,411	681,324
Digital Media Solutions Inc., Class A(a)(b)	12,250	88,812
Iheartmedia Inc., Class A(a)(b)	406,146	10,161,773
Integral Ad Science Holding Corp.(a)	59,241	1,222,142
Loral Space & Communications Inc.	102,560	4,411,106
Magnite Inc.(a)(b)	1,031,030	28,868,840
Meredith Corp.(a)	200,662	11,176,873
National CineMedia Inc.	40,256	143,311
Sinclair Broadcast Group Inc., Class A	58,728	1,860,503
Stagwell Inc.(a)	43,758	335,624
TechTarget Inc.(a)(b)	202,999	16,731,178
Thryv Holdings Inc.(a)	48,718	1,463,489
WideOpenWest Inc.(a)(b)	261,352	5,135,567

		109,093,623

Metals & Mining — 0.8%
Allegheny Technologies Inc.(a)(b)	616,947	10,259,829
Century Aluminum Co.(a)(b)	22,735	305,786
Coeur Mining Inc.(a)(b)	1,380,854	8,519,869
Compass Minerals International Inc.	271,636	17,493,358
Gatos Silver Inc.(a)	306,323	3,562,537
Hecla Mining Co.	1,280,304	7,041,672
Kaiser Aluminum Corp.	14,931	1,626,882
Materion Corp.	62,105	4,262,887
MP Materials Corp.(a)(b)	578,910	18,658,269
NovaGold Resources Inc.(a)(b)	1,886,664	12,980,248
Perpetua Resources Corp.(a)	215,720	1,074,286
PolyMet Mining Corp.(a)(b)	78,534	239,529
Ryerson Holding Corp.	83,708	1,864,177
Schnitzer Steel Industries Inc., Class A	14,529	636,515
Warrior Met Coal Inc.	41,424	963,936

		89,489,780

Mortgage Real Estate Investment — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	35,227	1,883,940
PennyMac Mortgage Investment Trust	154,809	3,048,189

		4,932,129

Multiline Retail — 0.0%
Franchise Group Inc.	31,250	1,106,563

Oil, Gas & Consumable Fuels — 1.8%
Altus Midstream Co., Class A	2,796	193,008
Antero Resources Corp.(a)(b)	274,777	5,168,555

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Arch Resources Inc.(a)	24,648	$2,286,102
Callon Petroleum Co.(a)(b)	274,596	13,477,172
Centennial Resource Development Inc./DE, Class A(a)	185,100	1,240,170
Contango Oil & Gas Co.(a)(b)	1,151,274	5,261,322
Denbury Inc.(a)(b)	400,570	28,140,042
Dorian LPG Ltd.	44,618	553,709
Earthstone Energy Inc., Class A(a)(b)	32,795	301,714
Energy Fuels Inc./Canada(a)(b)	1,005,666	7,059,775
Extraction Oil & Gas Inc.(a)(b)	50,074	2,826,677
Falcon Minerals Corp.	265,598	1,248,311
Kosmos Energy Ltd.(a)	3,231,211	9,564,385
Laredo Petroleum Inc.(a)(b)	27,442	2,224,723
Magnolia Oil & Gas Corp., Class A	1,104,982	19,657,630
Matador Resources Co.(b)	879,625	33,460,935
Oasis Petroleum Inc.	134,737	13,395,553
Ovintiv Inc.	117,053	3,848,703
Par Pacific Holdings Inc.(a)	304,309	4,783,737
Riley Exploration Permian Inc.	2,231	52,384
Southwestern Energy Co.(a)(b)	5,383,639	29,825,360
Talos Energy Inc.(a)	45,691	629,165
Tellurian Inc.(a)(b)	2,852,520	11,153,353
Uranium Energy Corp.(a)(b)	1,824,239	5,563,929
Ur-Energy Inc.(a)(b)	1,345,708	2,314,618
Vine Energy Inc., Class A(a)	197,973	3,260,615

		207,491,647

Personal Products — 0.7%
Beauty Health Co. (The)(a)	632,320	16,421,350
BellRing Brands Inc., Class A(a)(b)	208,689	6,417,187
elf Beauty Inc.(a)	380,804	11,062,356
Honest Co. Inc. (The)(a)(b)	141,904	1,472,963
Inter Parfums Inc.	142,101	10,624,892
Medifast Inc.	92,460	17,811,494
Nu Skin Enterprises Inc., Class A	176,402	7,138,989
Revlon Inc., Class A(a)(b)	8,810	89,069
USANA Health Sciences Inc.(a)(b)	98,748	9,104,566
Veru Inc.(a)(b)	364,209	3,106,703

		83,249,569

Pharmaceuticals — 2.3%
9 Meters Biopharma Inc.(a)(b)	1,710,515	2,223,669
Aclaris Therapeutics Inc.(a)	403,408	7,261,344
Aerie Pharmaceuticals Inc.(a)(b)	337,565	3,848,241
Amneal Pharmaceuticals Inc.(a)(b)	799,174	4,267,589
Amphastar Pharmaceuticals Inc.(a)(b)	91,964	1,748,236
Ampio Pharmaceuticals Inc.(a)(b)	1,530,935	2,541,352
Angion Biomedica Corp.(a)(b)	164,611	1,608,249
Antares Pharma Inc.(a)(b)	1,334,311	4,856,892
Arvinas Inc.(a)	346,607	28,484,163
Atea Pharmaceuticals Inc.(a)	46,151	1,618,054
Avalo Therapeutics Inc.(a)	401,901	876,144
Axsome Therapeutics Inc.(a)(b)	220,941	7,282,215
BioDelivery Sciences International Inc.(a)	749,619	2,706,125
Cassava Sciences Inc.(a)(b)	303,761	18,857,483
Collegium Pharmaceutical Inc.(a)(b)	280,355	5,534,208
Corcept Therapeutics Inc.(a)(b)	767,248	15,099,441
CorMedix Inc.(a)(b)	28,658	133,260
Cyteir Therapeutics Inc.(a)(b)	35,558	624,043
Durect Corp.(a)(b)	1,820,810	2,330,637
Edgewise Therapeutics Inc.(a)	99,312	1,648,579

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Esperion Therapeutics Inc.(a)(b)	213,112	$2,568,000
Evolus Inc.(a)(b)	259,592	1,978,091
Harmony Biosciences Holdings Inc.(a)	177,723	6,812,122
Ikena Oncology Inc.(a)(b)	8,419	106,248
Innoviva Inc.(a)	40,171	671,257
Intra-Cellular Therapies Inc.(a)(b)	561,501	20,932,757
Kala Pharmaceuticals Inc.(a)(b)	259,960	681,095
Kaleido Biosciences Inc.(a)(b)	147,495	805,323
KemPharm Inc.(a)(b)	111,788	1,042,982
Landos Biopharma Inc.(a)	41,157	600,892
Marinus Pharmaceuticals Inc.(a)(b)	297,268	3,382,910
Mind Medicine MindMed Inc.(a)(b)	2,758,589	6,427,512
NGM Biopharmaceuticals Inc.(a)	24,090	506,372
Nuvation Bio Inc.(a)(b)	441,821	4,391,701
Ocular Therapeutix Inc.(a)(b)	616,975	6,169,750
Omeros Corp.(a)(b)	480,572	6,627,088
Oramed Pharmaceuticals Inc.(a)(b)	239,571	5,265,770
Pacira BioSciences Inc.(a)(b)	346,765	19,418,840
Paratek Pharmaceuticals Inc.(a)(b)	384,602	1,869,166
Phathom Pharmaceuticals Inc.(a)(b)	160,517	5,152,596
Phibro Animal Health Corp., Class A	168,511	3,629,727
Pliant Therapeutics Inc.(a)(b)	175,568	2,963,588
Rain Therapeutics Inc.(a)(b)	40,090	599,746
Reata Pharmaceuticals Inc., Class A(a)(b)	189,479	19,063,482
Relmada Therapeutics Inc.(a)(b)	125,314	3,284,480
Revance Therapeutics Inc.(a)(b)	558,624	15,563,265
Seelos Therapeutics Inc.(a)(b)	765,309	1,844,395
SIGA Technologies Inc.(a)(b)	398,541	2,945,218
Tarsus Pharmaceuticals Inc.(a)(b)	54,349	1,171,221
Terns Pharmaceuticals Inc.(a)	67,276	701,016
TherapeuticsMD Inc.(a)(b)	3,067,578	2,274,302
Theravance Biopharma Inc.(a)(b)	434,174	3,212,888
Verrica Pharmaceuticals Inc.(a)(b)	114,005	1,425,062
WaVe Life Sciences Ltd.(a)	308,033	1,509,362

		269,148,148

Professional Services — 2.2%
ASGN Inc.(a)(b)	369,350	41,788,259
Atlas Technical Consultants Inc.(a)(b)	18,848	191,684
CRA International Inc.	48,011	4,769,413
Exponent Inc.	411,945	46,611,577
First Advantage Corp.(a)(b)	215,495	4,105,180
Forrester Research Inc.(a)	90,836	4,474,581
Franklin Covey Co.(a)	101,642	4,145,977
Heidrick & Struggles International Inc.	66,537	2,969,546
HireQuest Inc.(b)	36,139	698,567
Huron Consulting Group Inc.(a)(b)	18,677	971,204
Insperity Inc.	288,732	31,974,182
KBR Inc.	984,452	38,787,409
Kforce Inc.	161,487	9,631,085
TriNet Group Inc.(a)(b)	321,601	30,417,022
Upwork Inc.(a)(b)	936,875	42,187,481
Willdan Group Inc.(a)(b)	69,992	2,491,015

		266,214,182

Real Estate Management & Development — 1.0%
Cushman & Wakefield PLC(a)(b)	1,098,664	20,446,137
eXp World Holdings Inc.(b)	498,294	19,817,152
Fathom Holdings Inc.(a)(b)	42,637	1,138,408
Forestar Group Inc.(a)(b)	35,059	653,149
Marcus & Millichap Inc.(a)	19,177	778,970

Security	Shares	Value

Real Estate Management & Development (continued)
Newmark Group Inc., Class A	1,187,324	$16,990,607
Rafael Holdings Inc., Class B(a)(b)	75,070	2,306,901
Redfin Corp.(a)(b)	807,992	40,480,399
RMR Group Inc. (The), Class A	12,516	418,660
St Joe Co. (The)	271,081	11,412,510

		114,442,893

Road & Rail — 0.5%
Daseke Inc.(a)(b)	321,888	2,964,588
HyreCar Inc.(a)	141,084	1,199,214
PAM Transportation Services Inc.(a)(b)	5,244	235,875
Saia Inc.(a)(b)	210,463	50,096,508
Universal Logistics Holdings Inc.	48,210	968,057
Werner Enterprises Inc.	54,837	2,427,634
Yellow Corp.(a)(b)	22,687	128,182

		58,020,058

Semiconductors & Semiconductor Equipment — 5.0%
Alpha & Omega Semiconductor Ltd.(a)	138,335	4,339,569
Ambarella Inc.(a)	277,525	43,221,743
Amkor Technology Inc.	168,418	4,202,029
Atomera Inc.(a)(b)	159,520	3,683,317
Axcelis Technologies Inc.(a)	264,790	12,453,074
CEVA Inc.(a)	179,098	7,642,112
CMC Materials Inc.	232,360	28,633,723
Cohu Inc.(a)	331,052	10,573,801
Diodes Inc.(a)	267,924	24,271,235
FormFactor Inc.(a)(b)	540,661	20,182,875
Ichor Holdings Ltd.(a)	144,371	5,932,204
Impinj Inc.(a)(b)	148,901	8,506,714
Kopin Corp.(a)(b)	624,633	3,204,367
Kulicke & Soffa Industries Inc.	486,212	28,336,435
Lattice Semiconductor Corp.(a)(b)	1,077,654	69,670,331
MACOM Technology Solutions Holdings Inc.(a)(b)	388,060	25,173,452
MaxLinear Inc.(a)	563,843	27,769,268
Meta Materials Inc.(a)(b)	1,735,207	10,029,496
NVE Corp.	36,329	2,323,966
Onto Innovation Inc.(a)(b)	122,032	8,816,812
Power Integrations Inc.	479,368	47,452,638
Semtech Corp.(a)(b)	513,546	40,041,182
Silicon Laboratories Inc.(a)(b)	352,567	49,415,791
SiTime Corp.(a)(b)	103,421	21,115,466
SkyWater Technology Inc.(a)(b)	58,283	1,585,298
SMART Global Holdings Inc.(a)(b)	142,124	6,324,518
SunPower Corp.(a)(b)	504,735	11,447,390
Synaptics Inc.(a)(b)	281,622	50,615,922
Ultra Clean Holdings Inc.(a)(b)	352,675	15,023,955

		591,988,683

Software — 11.3%
8x8 Inc.(a)(b)	881,420	20,616,414
A10 Networks Inc.(a)(b)	398,930	5,377,576
ACI Worldwide Inc.(a)	938,429	28,837,923
Agilysys Inc.(a)	139,159	7,286,365
Alarm.com Holdings Inc.(a)(b)	375,978	29,397,720
Alkami Technology Inc.(a)(b)	53,452	1,319,195
Altair Engineering Inc., Class A(a)(b)	367,805	25,356,477
American Software Inc./GA, Class A	194,995	4,631,131
Appfolio Inc., Class A(a)(b)	148,911	17,928,884
Appian Corp.(a)(b)	312,435	28,903,362
Asana Inc., Class A(a)(b)	539,699	56,042,344
Avaya Holdings Corp.(a)(b)	657,684	13,015,566

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Benefitfocus Inc.(a)	147,761	$1,640,147
Blackbaud Inc.(a)	385,043	27,087,775
Blackline Inc.(a)(b)	426,531	50,356,250
Bottomline Technologies DE Inc.(a)(b)	62,012	2,435,831
Box Inc., Class A(a)(b)	1,133,216	26,823,223
BTRS Holdings Inc.(a)	509,013	5,415,898
Cerence Inc.(a)(b)	300,670	28,897,394
ChannelAdvisor Corp.(a)	164,052	4,139,032
Cloudera Inc.(a)(b)	1,123,449	17,941,481
CommVault Systems Inc.(a)(b)	362,859	27,326,911
Cornerstone OnDemand Inc.(a)	500,534	28,660,577
Couchbase Inc.(a)(b)	55,925	1,739,827
CS Disco Inc.(a)	44,765	2,146,034
Digimarc Corp.(a)(b)	98,842	3,404,118
Digital Turbine Inc.(a)(b)	721,000	49,568,750
Domo Inc., Class B(a)	219,122	18,502,662
eGain Corp.(a)(b)	80,275	818,805
Envestnet Inc.(a)(b)	398,743	31,995,138
EverCommerce Inc.(a)(b)	97,247	1,603,603
Instructure Holdings Inc.(a)(b)	16,151	364,851
Intapp Inc.(a)(b)	58,835	1,515,590
Intelligent Systems Corp.(a)(b)	55,958	2,272,454
InterDigital Inc.	99,020	6,715,536
J2 Global Inc.(a)	345,296	47,174,340
JFrog Ltd.(a)(b)	419,098	14,039,783
Kaltura Inc.(a)	67,009	689,523
LivePerson Inc.(a)(b)	515,240	30,373,398
LivePerson Inc.	462,612	1,383,210
Marathon Digital Holdings Inc.(a)(b)	46,099	1,455,806
MeridianLink Inc.(a)	73,822	1,650,660
MicroStrategy Inc., Class A(a)(b)	62,342	36,058,613
Mimecast Ltd.(a)	483,590	30,756,324
Mitek Systems Inc.(a)(b)	344,448	6,372,288
Model N Inc.(a)(b)	257,244	8,617,674
Momentive Global Inc.(a)	1,032,651	20,239,960
ON24 Inc.(a)(b)	138,509	2,761,869
OneSpan Inc.(a)	279,073	5,240,991
Pagerduty Inc.(a)(b)	641,707	26,579,504
Progress Software Corp.	351,226	17,276,807
PROS Holdings Inc.(a)(b)	318,847	11,312,692
Q2 Holdings Inc.(a)(b)	434,721	34,838,541
QAD Inc., Class A	84,323	7,368,987
Qualys Inc.(a)	270,733	30,129,876
Rapid7 Inc.(a)(b)	442,015	49,956,535
Rekor Systems Inc.(a)	164,174	1,886,359
Rimini Street Inc.(a)(b)	340,352	3,284,397
Riot Blockchain Inc.(a)(b)	669,648	17,209,954
SailPoint Technologies Holdings Inc.(a)(b)	727,287	31,186,067
Sapiens International Corp. NV	244,933	7,049,172
ShotSpotter Inc.(a)(b)	67,089	2,440,027
Sprout Social Inc., Class A(a)	355,448	43,346,884
SPS Commerce Inc.(a)	286,550	46,223,380
Sumo Logic Inc.(a)	681,336	10,983,136
Telos Corp.(a)(b)	316,098	8,983,505
Tenable Holdings Inc.(a)	720,873	33,261,080
Upland Software Inc.(a)(b)	235,191	7,864,787
Varonis Systems Inc.(a)(b)	841,743	51,220,062
Veritone Inc.(a)(b)	225,564	5,388,724
Viant Technology Inc., Class A(a)	95,936	1,172,338
Vonage Holdings Corp.(a)(b)	1,918,219	30,921,690

Security	Shares	Value

Software (continued)
Workiva Inc.(a)(b)	340,412	$47,984,475
Yext Inc.(a)(b)	887,524	10,676,914
Zix Corp.(a)(b)	430,801	3,045,763
Zuora Inc., Class A(a)(b)	883,586	14,649,856

		1,343,140,795

Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A(a)	39,008	1,467,871
American Eagle Outfitters Inc.	1,208,373	31,176,023
America’s Car-Mart Inc./TX(a)	41,525	4,849,290
Arko Corp.(a)(b)	945,708	9,551,651
Asbury Automotive Group Inc.(a)(b)	153,779	30,254,480
Bed Bath & Beyond Inc.(a)(b)	93,621	1,617,303
Boot Barn Holdings Inc.(a)(b)	232,184	20,634,192
Buckle Inc. (The)	223,475	8,847,375
Caleres Inc.	293,985	6,532,347
Camping World Holdings Inc., Class A	339,259	13,186,997
Chico’s FAS Inc.(a)	207,220	930,418
Children’s Place Inc. (The)(a)	111,754	8,410,606
Citi Trends Inc.(a)	69,775	5,090,784
Designer Brands Inc. , Class A(a)	478,823	6,670,004
GrowGeneration Corp.(a)(b)	429,360	10,592,311
Guess? Inc.	43,671	917,528
Haverty Furniture Companies Inc.	61,091	2,059,378
Hibbett Inc.	105,462	7,460,382
JOANN Inc.(b)	93,391	1,040,376
Kirkland’s Inc.(a)(b)	112,782	2,166,542
MarineMax Inc.(a)	86,959	4,219,251
Monro Inc.	166,495	9,575,127
Murphy USA Inc.	191,877	32,093,347
National Vision Holdings Inc.(a)(b)	648,249	36,801,096
OneWater Marine Inc., Class A	82,595	3,321,145
Party City Holdco Inc.(a)(b)	879,931	6,247,510
Rent-A-Center Inc./TX	489,468	27,512,996
Sally Beauty Holdings Inc.(a)(b)	895,923	15,096,303
Shift Technologies Inc.(a)(b)	99,414	689,933
Shoe Carnival Inc.	126,267	4,093,576
Signet Jewelers Ltd.	322,607	25,473,049
Sleep Number Corp.(a)(b)	89,159	8,334,583
Sportsman’s Warehouse Holdings Inc.(a)	344,889	6,070,046
Torrid Holdings Inc.(a)	23,932	369,271
Urban Outfitters Inc.(a)	383,230	11,378,099
Winmark Corp.	10,227	2,199,112

		366,930,302

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	882,260	24,323,908
Avid Technology Inc.(a)	287,533	8,315,455
Corsair Gaming Inc.(a)(b)	223,913	5,806,064
Diebold Nixdorf Inc.(a)(b)	596,139	6,026,965
Eastman Kodak Co.(a)(b)	339,133	2,309,496
Turtle Beach Corp.(a)(b)	98,232	2,732,814

		49,514,702

Textiles, Apparel & Luxury Goods — 1.2%
Crocs Inc.(a)	490,418	70,365,175
Kontoor Brands Inc.	412,232	20,590,988
Oxford Industries Inc.	9,953	897,462
PLBY Group Inc.(a)(b)	186,389	4,393,189
Rocky Brands Inc.	2,925	139,259
Steven Madden Ltd.	650,801	26,136,168
Superior Group of Companies Inc.	15,826	368,587

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide Inc.	646,740	$19,298,722

		142,189,550

Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)(b)	44,326	2,284,562
Blue Foundry Bancorp(a)(b)	12,853	177,243
Bridgewater Bancshares Inc.(a)(b)	37,284	652,843
Columbia Financial Inc.(a)	117,962	2,182,297
Hingham Institution For Savings (The)	833	280,471
Kearny Financial Corp./MD	175,978	2,187,406
Luther Burbank Corp.	9,678	129,782
Meta Financial Group Inc.	71,927	3,774,729
NMI Holdings Inc., Class A(a)	40,759	921,561
Walker & Dunlop Inc.	23,856	2,707,656
Waterstone Financial Inc.	24,661	505,304

		15,803,854

Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	1,272,054	3,765,280
Turning Point Brands Inc.(b)	116,373	5,556,811
Vector Group Ltd.	162,806	2,075,776

		11,397,867

Trading Companies & Distributors — 1.1%
Alta Equipment Group Inc.(a)(b)	27,687	380,142
Applied Industrial Technologies Inc.	308,588	27,813,036
Beacon Roofing Supply Inc.(a)(b)	332,663	15,887,985
BlueLinx Holdings Inc.(a)(b)	72,753	3,556,167
Boise Cascade Co.	65,919	3,558,308
CAI International Inc.	29,982	1,676,294
Custom Truck One Source Inc.(a)(b)	114,967	1,072,642
EVI Industries Inc.(a)(b)	48,307	1,313,950
Global Industrial Co.	78,941	2,991,074
H&E Equipment Services Inc.	259,451	9,005,544
Herc Holdings Inc.(a)	198,433	32,435,858
Karat Packaging Inc.(a)	36,904	776,091
Lawson Products Inc./DE(a)(b)	38,294	1,915,083
McGrath RentCorp.	132,228	9,513,805
Textainer Group Holdings Ltd.(a)	52,070	1,817,764
Transcat Inc.(a)(b)	55,096	3,552,590
WESCO International Inc.(a)(b)	62,708	7,231,487
Willis Lease Finance Corp.(a)	2,808	104,430

		124,602,250

Water Utilities — 0.2%
American States Water Co.	150,409	12,862,978
Cadiz Inc.(a)(b)	10,250	72,160
Global Water Resources Inc.	101,812	1,905,921
Middlesex Water Co.	49,281	5,065,101

Security	Shares/ Par	Value

Water Utilities (continued)
Pure Cycle Corp.(a)(b)	137,732	$1,833,213
York Water Co. (The)	65,392	2,856,322

		24,595,695

Wireless Telecommunication Services — 0.0%
Gogo Inc.(a)(b)	33,782	584,429
Shenandoah Telecommunications Co.	131,880	4,164,770

		4,749,199

Total Common Stocks — 99.8% (Cost: $10,450,885,635)		11,858,297,772

Corporate Bonds & Notes

Capital Markets — 0.0%
GAMCO Investors Inc., 4.00%, 06/15/23(d)	87,000	86,572

Total Corporate Bonds & Notes — 0.0% (Cost: $87,000)		86,572

Short-Term Investments

Money Market Funds — 14.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	1,655,442,457	1,656,270,178
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	19,810,000	19,810,000

		1,676,080,178

Total Short-Term Investments — 14.1% (Cost: $1,675,283,838)		1,676,080,178

Total Investments in Securities — 113.9% (Cost: $12,126,256,473)		13,534,464,522

Other Assets, Less Liabilities — (13.9)%		(1,654,083,820)

Net Assets — 100.0%		$11,880,380,702

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,625,108,435	$31,346,831	(a)	$—	$(42,814)	$(142,274)	$1,656,270,178	1,655,442,457	$4,161,526	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,470,000	9,340,000	(a)	—	—	—	19,810,000	19,810,000	750		—

					$(42,814)	$(142,274)	$1,676,080,178		$4,162,276		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	211	12/17/21	$23,218	$86,915

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$86,915

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(3,855)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$500,574

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$19,301,618

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Growth ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$11,857,974,526	$—	$323,246	$11,858,297,772
Corporate Bonds & Notes	—	86,572	—	86,572
Money Market Funds	1,676,080,178	—	—	1,676,080,178

	$13,534,054,704	$86,572	$323,246	$13,534,464,522

Derivative financial instruments(a)
Assets
Futures Contracts	$86,915	$—	$—	$86,915

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AAR Corp.(a)	372,450	$12,078,553
Aerojet Rocketdyne Holdings Inc.	163,921	7,138,760
AerSale Corp.(a)(b)	95,792	1,628,464
Astronics Corp.(a)(b)	263,514	3,705,007
Ducommun Inc.(a)(b)	118,143	5,948,500
Kaman Corp.	300,584	10,721,831
Kratos Defense & Security Solutions Inc.(a)(b)	1,029,106	22,959,355
Maxar Technologies Inc.(b)	776,859	22,000,647
Moog Inc., Class A	313,235	23,877,904
National Presto Industries Inc.	55,426	4,549,366
Park Aerospace Corp.	207,686	2,841,144
Parsons Corp.(a)(b)	285,176	9,627,542
Triumph Group Inc.(a)	684,617	12,754,415
Vectrus Inc.(a)	124,910	6,280,475

		146,111,963

Air Freight & Logistics — 0.5%
Air Transport Services Group Inc.(a)	638,791	16,487,196
Atlas Air Worldwide Holdings Inc.(a)(b)	311,939	25,479,178
Echo Global Logistics Inc.(a)	188,740	9,004,785
Hub Group Inc., Class A(a)	357,335	24,566,781
Radiant Logistics Inc.(a)	432,873	2,766,058

		78,303,998

Airlines — 0.4%
Hawaiian Holdings Inc.(a)	548,216	11,874,358
Mesa Air Group Inc.(a)(b)	386,245	2,958,637
SkyWest Inc.(a)	538,493	26,569,245
Spirit Airlines Inc.(a)(b)	1,066,631	27,668,408

		69,070,648

Auto Components — 0.9%
Adient PLC(a)	895,388	37,113,833
American Axle & Manufacturing Holdings Inc.(a)	610,977	5,382,707
Cooper-Standard Holdings Inc.(a)(b)	183,160	4,013,036
Dana Inc.	730,453	16,245,275
Goodyear Tire & Rubber Co. (The)(a)	2,982,894	52,797,224
Modine Manufacturing Co.(a)(b)	477,145	5,406,053
Motorcar Parts of America Inc.(a)(b)	196,432	3,830,424
Standard Motor Products Inc.	225,723	9,866,352
Stoneridge Inc.(a)(b)	241,882	4,931,974
Tenneco Inc., Class A(a)	66,583	950,139
XL Fleet Corp.(a)(b)	328,797	2,025,389

		142,562,406

Automobiles — 0.1%
Canoo Inc.(a)(b)	623,064	4,791,362
Fisker Inc.(a)(b)	142,162	2,082,674
Lordstown Motors Corp., Class A(a)(b)	941,145	7,510,337
Workhorse Group Inc.(a)(b)	1,185,991	9,072,831

		23,457,204

Banks — 14.8%
1st Source Corp.	191,879	9,064,364
Allegiance Bancshares Inc.	212,955	8,124,233
Altabancorp	185,853	8,207,268
Amalgamated Financial Corp.	164,095	2,595,983
Amerant Bancorp Inc.(a)(b)	230,853	5,711,303
American National Bankshares Inc.	128,747	4,253,801
Ameris Bancorp	720,980	37,404,442
Arrow Financial Corp.	159,469	5,479,355
Associated Banc-Corp.	1,679,082	35,965,936

Security	Shares	Value

Banks (continued)
Atlantic Capital Bancshares Inc.(a)	212,449	$5,627,774
Atlantic Union Bankshares Corp.	843,578	31,085,849
Banc of California Inc.	490,179	9,063,410
BancFirst Corp.	192,241	11,557,529
Bancorp. Inc. (The)(a)	566,751	14,423,813
BancorpSouth Bank	1,093,212	32,555,853
Bank First Corp.(b)	70,299	4,982,090
Bank of Marin Bancorp., Class A	174,743	6,596,548
Bank of NT Butterfield & Son Ltd. (The)	550,768	19,557,772
BankUnited Inc.	971,463	40,626,583
Banner Corp.	339,328	18,734,299
Bar Harbor Bankshares	163,182	4,577,255
Berkshire Hills Bancorp. Inc.	522,534	14,097,967
Blue Ridge Bankshares Inc.(b)	188,368	3,313,393
Brookline Bancorp. Inc.	763,687	11,653,864
Bryn Mawr Bank Corp.	225,357	10,355,154
Business First Bancshares Inc.	210,864	4,932,109
Byline Bancorp Inc.	273,234	6,710,627
Cadence BanCorp.	859,025	18,864,189
Cambridge Bancorp	73,807	6,495,016
Camden National Corp.	163,024	7,808,850
Capital Bancorp Inc./MD	89,269	2,147,812
Capital City Bank Group Inc.	155,058	3,836,135
Capstar Financial Holdings Inc.	230,368	4,893,016
Carter Bankshares Inc.(a)	286,251	4,070,489
Cathay General Bancorp	828,677	34,298,941
CBTX Inc.	204,271	5,388,669
Central Pacific Financial Corp.	249,654	6,411,115
Century Bancorp. Inc./MA, Class A, NVS	30,060	3,464,114
CIT Group Inc.	1,073,803	55,784,066
Citizens & Northern Corp.	178,707	4,514,139
City Holding Co.	158,774	12,370,082
Civista Bancshares Inc.	171,432	3,982,365
CNB Financial Corp./PA	183,108	4,456,849
Coastal Financial Corp./WA(a)(b)	38,452	1,225,081
Columbia Banking System Inc.	750,821	28,523,690
Community Bank System Inc.	563,575	38,559,802
Community Trust Bancorp. Inc.	173,367	7,298,751
ConnectOne Bancorp. Inc.	408,228	12,250,922
CrossFirst Bankshares Inc.(a)(b)	269,177	3,499,301
Customers Bancorp. Inc.(a)	295,687	12,720,455
CVB Financial Corp.	1,401,770	28,554,055
Dime Community Bancshares Inc.	379,844	12,405,705
Eagle Bancorp. Inc.	333,469	19,174,468
Eastern Bankshares Inc.	1,463,573	29,710,532
Enterprise Bancorp. Inc./MA	108,990	3,918,191
Enterprise Financial Services Corp.	384,707	17,419,533
Equity Bancshares Inc., Class A(b)	149,052	4,975,356
Farmers National Banc Corp.	289,592	4,549,490
FB Financial Corp.	328,952	14,105,462
Fidelity D&D Bancorp. Inc.(b)	46,448	2,342,373
Financial Institutions Inc.	175,765	5,387,197
First Bancorp. Inc. (The)	120,548	3,512,769
First BanCorp./Puerto Rico	2,113,744	27,795,734
First Bancorp./Southern Pines NC	280,006	12,043,058
First Bancshares Inc. (The)	224,525	8,707,080
First Bank/Hamilton NJ	184,532	2,600,056
First Busey Corp.	562,143	13,845,582
First Commonwealth Financial Corp.	944,088	12,867,919
First Community Bankshares Inc.	195,257	6,193,552

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Financial Bancorp	993,127	$23,249,103
First Financial Bankshares Inc.	101,877	4,681,248
First Financial Corp./IN	127,407	5,357,464
First Foundation Inc.	441,148	11,602,192
First Internet Bancorp.	105,617	3,293,138
First Interstate BancSystem Inc., Class A	448,744	18,066,433
First Merchants Corp.	598,968	25,060,821
First Mid Bancshares Inc.	185,787	7,628,414
First Midwest Bancorp. Inc.	1,193,364	22,685,850
First of Long Island Corp. (The)	251,255	5,175,853
Five Star Bancorp.(b)	44,224	1,058,723
Flushing Financial Corp.	324,497	7,333,632
Fulton Financial Corp.	1,765,472	26,976,412
German American Bancorp. Inc.	275,041	10,624,834
Glacier Bancorp. Inc.	909,860	50,360,751
Great Southern Bancorp. Inc.	115,647	6,338,612
Great Western Bancorp. Inc.	561,370	18,379,254
Guaranty Bancshares Inc./TX	93,004	3,334,193
Hancock Whitney Corp.	943,482	44,456,872
Hanmi Financial Corp.	298,593	5,989,776
Harborone Bancorp. Inc.	551,929	7,749,083
HBT Financial Inc.	125,746	1,955,350
Heartland Financial USA Inc.	438,212	21,069,233
Heritage Commerce Corp.	635,076	7,385,934
Heritage Financial Corp./WA	366,704	9,350,952
Hilltop Holdings Inc.	689,716	22,533,022
Home BancShares Inc./AR	1,669,480	39,282,864
HomeTrust Bancshares Inc.	168,228	4,707,019
Hope Bancorp Inc.	1,231,980	17,789,791
Horizon Bancorp Inc./IN	473,688	8,606,911
Howard Bancorp. Inc.(a)	144,302	2,926,445
Independent Bank Corp.	343,602	26,165,292
Independent Bank Corp./MI	230,627	4,953,868
Independent Bank Group Inc.	411,070	29,202,413
International Bancshares Corp.	585,525	24,381,261
Investors Bancorp. Inc.	1,601,583	24,199,919
Lakeland Bancorp. Inc.	543,858	9,588,217
Lakeland Financial Corp.	246,177	17,537,649
Macatawa Bank Corp.	322,467	2,589,410
Mercantile Bank Corp.	178,535	5,718,476
Metrocity Bankshares Inc.	160,440	3,364,427
Metropolitan Bank Holding Corp.(a)(b)	78,451	6,613,419
Mid Penn Bancorp. Inc.	104,978	2,892,144
Midland States Bancorp. Inc.	240,802	5,955,033
MidWestOne Financial Group Inc.	164,715	4,967,804
MVB Financial Corp.	112,758	4,829,425
National Bank Holdings Corp., Class A	307,237	12,436,954
NBT Bancorp. Inc.	444,584	16,058,374
Nicolet Bankshares Inc.(a)	115,173	8,543,533
Northrim Bancorp. Inc.	69,776	2,966,178
OceanFirst Financial Corp.	645,224	13,814,246
OFG Bancorp	530,819	13,387,255
Old National Bancorp./IN	1,707,908	28,949,041
Old Second Bancorp. Inc.	317,977	4,152,780
Origin Bancorp Inc.	202,438	8,573,249
Orrstown Financial Services Inc.	126,683	2,964,382
Pacific Premier Bancorp. Inc.	860,203	35,646,812
Park National Corp.	157,449	19,200,906
Peapack Gladstone Financial Corp.	200,300	6,682,008
Peoples Bancorp. Inc./OH	289,535	9,152,201

Security	Shares	Value

Banks (continued)
Peoples Financial Services Corp.	78,380	$3,571,777
Preferred Bank/Los Angeles CA	138,374	9,226,778
Primis Financial Corp.	274,788	3,973,434
QCR Holdings Inc.	165,897	8,533,742
RBB Bancorp	143,971	3,629,509
Red River Bancshares Inc.	53,934	2,688,610
Reliant Bancorp Inc.	167,433	5,289,208
Renasant Corp.	581,894	20,977,279
Republic Bancorp. Inc./KY, Class A	104,653	5,300,674
Republic First Bancorp. Inc.(a)(b)	522,805	1,610,239
S&T Bancorp. Inc.	391,147	11,527,102
Sandy Spring Bancorp. Inc.	513,385	23,523,301
Seacoast Banking Corp. of Florida	553,543	18,715,289
ServisFirst Bancshares Inc.	94,800	7,375,440
Sierra Bancorp	159,559	3,874,093
Simmons First National Corp., Class A	1,119,968	33,106,254
SmartFinancial Inc.	154,724	3,999,615
South Plains Financial Inc.	119,302	2,908,583
South State Corp.	758,637	56,647,425
Southern First Bancshares Inc.(a)(b)	59,749	3,196,572
Southside Bancshares Inc.	342,070	13,097,860
Spirit of Texas Bancshares Inc.	147,646	3,573,033
Stock Yards Bancorp. Inc.	223,719	13,121,119
Summit Financial Group Inc.	129,256	3,168,065
Texas Capital Bancshares Inc.(a)	343,198	20,598,744
Tompkins Financial Corp.	155,933	12,616,539
Towne Bank/Portsmouth VA	747,153	23,243,930
TriCo Bancshares	307,830	13,359,822
TriState Capital Holdings Inc.(a)(b)	318,414	6,734,456
Triumph Bancorp. Inc.(a)	18,699	1,872,331
Trustmark Corp.	673,511	21,700,524
UMB Financial Corp.	478,699	46,294,980
United Bankshares Inc./WV	1,357,691	49,392,799
United Community Banks Inc./GA	796,625	26,145,233
Univest Financial Corp.	323,546	8,861,925
Valley National Bancorp	4,360,367	58,036,485
Veritex Holdings Inc.	445,102	17,519,215
Washington Trust Bancorp. Inc.	189,422	10,035,578
WesBanco Inc.	696,750	23,745,240
West Bancorp. Inc.	151,981	4,563,989
Westamerica Bancorp	275,005	15,471,781

		2,303,555,962

Beverages — 0.2%
Duckhorn Portfolio Inc. (The)(a)(b)	74,837	1,713,019
MGP Ingredients Inc.	26,072	1,697,287
NewAge Inc.(a)(b)	613,873	853,284
Primo Water Corp.(b)	1,692,819	26,611,115
Zevia PBC, Class A(a)	20,279	233,411

		31,108,116

Biotechnology — 6.2%
4D Molecular Therapeutics Inc.(a)	204,482	5,514,880
89bio Inc.(a)(b)	110,456	2,163,833
Acumen Pharmaceuticals Inc.(a)(b)	39,277	583,656
Adagio Therapeutics Inc.(a)(b)	94,641	3,997,636
Adicet Bio Inc.(a)	217,831	1,707,795
Adverum Biotechnologies Inc.(a)(b)	944,805	2,050,227
Aeglea BioTherapeutics Inc.(a)	419,462	3,334,723
Aerovate Therapeutics Inc.(a)(b)	40,778	855,522
Agios Pharmaceuticals Inc.(a)	639,710	29,522,617

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Akebia Therapeutics Inc.(a)(b)	1,074,147	$3,093,543
Akero Therapeutics Inc.(a)(b)	69,377	1,550,576
Akouos Inc.(a)(b)	263,743	3,062,056
Albireo Pharma Inc.(a)(b)	35,637	1,111,874
Allogene Therapeutics Inc.(a)(b)	440,265	11,314,811
Altimmune Inc.(a)(b)	427,936	4,839,956
AnaptysBio Inc.(a)(b)	212,208	5,755,081
Anika Therapeutics Inc.(a)	159,012	6,767,551
Annexon Inc.(a)(b)	341,093	6,347,741
Applied Therapeutics Inc.(a)	46,889	778,357
AquaBounty Technologies Inc.(a)(b)	376,374	1,531,842
Arbutus Biopharma Corp.(a)	770,309	3,304,626
Arcturus Therapeutics Holdings Inc.(a)(b)	229,115	10,947,115
Arcus Biosciences Inc.(a)(b)	491,406	17,135,327
Arcutis Biotherapeutics Inc.(a)(b)	267,447	6,389,309
Ardelyx Inc.(a)(b)	222,414	293,586
Arena Pharmaceuticals Inc.(a)	596,396	35,515,382
Atara Biotherapeutics Inc.(a)(b)	820,807	14,692,445
Athenex Inc.(a)	389,237	1,171,603
Athersys Inc.(a)(b)	311,033	413,674
Atossa Therapeutics Inc.(a)(b)	1,184,247	3,860,645
Atreca Inc., Class A(a)(b)	278,628	1,735,852
Avid Bioservices Inc.(a)(b)	40,911	882,450
Avidity Biosciences Inc.(a)	334,572	8,240,508
Avrobio Inc.(a)	404,798	2,258,773
BioCryst Pharmaceuticals Inc.(a)(b)	1,730,928	24,873,435
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	198,586	27,585,581
Black Diamond Therapeutics Inc.(a)(b)	247,737	2,095,855
Bluebird Bio Inc.(a)(b)	727,818	13,908,602
Blueprint Medicines Corp.(a)(b)	41,430	4,259,418
Bolt Biotherapeutics Inc.(a)(b)	241,896	3,059,984
Bridgebio Pharma Inc.(a)(b)	384,109	18,003,189
Brooklyn ImmunoTherapeutics Inc.(a)(b)	32,574	302,938
Cardiff Oncology Inc.(a)	408,185	2,718,512
Caribou Biosciences Inc.(a)	85,131	2,032,077
Catalyst Pharmaceuticals Inc.(a)(b)	1,044,192	5,534,218
Celldex Therapeutics Inc.(a)(b)	106,391	5,744,050
CEL-SCI Corp.(a)(b)	34,194	375,792
Century Therapeutics Inc.(a)(b)	50,636	1,274,002
ChemoCentryx Inc.(a)(b)	546,205	9,340,106
Chimerix Inc.(a)(b)	236,812	1,465,866
Chinook Therapeutics Inc.(a)(b)	357,990	4,567,952
Clene Inc.(a)(b)	78,252	534,461
Cogent Biosciences Inc.(a)	299,306	2,517,163
Crinetics Pharmaceuticals Inc.(a)	56,064	1,180,147
Cullinan Oncology Inc.(a)(b)	259,598	5,859,127
Curis Inc.(a)(b)	120,604	944,329
Cytokinetics Inc.(a)(b)	61,220	2,188,003
CytomX Therapeutics Inc.(a)	105,168	535,305
Day One Biopharmaceuticals Inc.(a)(b)	46,658	1,107,194
Deciphera Pharmaceuticals Inc.(a)(b)	61,698	2,096,498
Design Therapeutics Inc.(a)(b)	59,304	871,176
Dyne Therapeutics Inc.(a)(b)	330,498	5,367,288
Eagle Pharmaceuticals Inc./DE(a)(b)	68,219	3,805,256
Eiger BioPharmaceuticals Inc.(a)	338,526	2,261,354
Eliem Therapeutics Inc.(a)(b)	29,384	528,324
Emergent BioSolutions Inc.(a)(b)	530,868	26,580,561
Enanta Pharmaceuticals Inc.(a)	188,149	10,688,745
Erasca Inc.(a)(b)	90,273	1,915,593
FibroGen Inc.(a)(b)	84,589	864,500

Security	Shares	Value

Biotechnology (continued)
Finch Therapeutics Group Inc.(a)(b)	68,919	$895,947
Foghorn Therapeutics Inc.(a)	172,115	2,397,562
Forma Therapeutics Holdings Inc.(a)(b)	365,927	8,485,847
Frequency Therapeutics Inc.(a)(b)	359,054	2,534,921
G1 Therapeutics Inc.(a)(b)	178,853	2,400,207
Gemini Therapeutics Inc.(a)(b)	188,257	760,558
Generation Bio Co.(a)(b)	33,835	848,243
Geron Corp.(a)(b)	3,359,267	4,602,196
Gossamer Bio Inc.(a)(b)	667,135	8,385,887
Graphite Bio Inc.(a)(b)	70,219	1,150,889
Gritstone bio Inc.(a)(b)	438,246	4,733,057
Homology Medicines Inc.(a)(b)	446,818	3,516,458
Hookipa Pharma Inc.(a)	76,754	452,081
iBio Inc.(a)(b)	2,307,673	2,446,133
Icosavax Inc.(a)(b)	58,476	1,730,305
Ideaya Biosciences Inc.(a)	268,206	6,836,571
Imago Biosciences Inc.(a)(b)	40,948	820,188
Immuneering Corp., Class A(a)	34,826	924,630
Immunic Inc.(a)	194,284	1,719,413
ImmunityBio Inc.(a)(b)	650,554	6,336,396
ImmunoGen Inc.(a)(b)	990,588	5,616,634
Immunovant Inc.(a)(b)	145,948	1,268,288
Impel Neuropharma Inc.(a)(b)	16,875	205,538
Infinity Pharmaceuticals Inc.(a)	87,996	300,946
Inovio Pharmaceuticals Inc.(a)(b)	2,240,898	16,044,830
Inozyme Pharma Inc.(a)	148,250	1,718,218
Instil Bio Inc.(a)(b)	100,267	1,792,273
Invitae Corp.(a)(b)	1,607,301	45,695,567
iTeos Therapeutics Inc.(a)	217,479	5,871,933
IVERIC bio Inc.(a)(b)	901,353	14,637,973
Janux Therapeutics Inc.(a)(b)	57,056	1,234,121
Jounce Therapeutics Inc.(a)	351,888	2,614,528
Kezar Life Sciences Inc.(a)	376,097	3,249,478
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	172,893	1,969,251
Kinnate Biopharma Inc.(a)	262,282	6,037,732
Kronos Bio Inc.(a)(b)	367,784	7,708,753
Krystal Biotech Inc.(a)	126,257	6,591,878
Kura Oncology Inc.(a)(b)	683,798	12,807,537
Lexicon Pharmaceuticals Inc.(a)(b)	432,488	2,080,267
Ligand Pharmaceuticals Inc.(a)(b)	143,996	20,061,523
Lineage Cell Therapeutics Inc.(a)(b)	1,340,976	3,379,260
Lyell Immunopharma Inc.(a)(b)	101,533	1,502,688
MacroGenics Inc.(a)(b)	49,658	1,039,839
Magenta Therapeutics Inc.(a)	50,255	365,856
MannKind Corp.(a)(b)	2,423,897	10,543,952
MaxCyte Inc.(a)(b)	65,293	797,228
MeiraGTx Holdings PLC(a)(b)	292,819	3,859,354
Mersana Therapeutics Inc.(a)(b)	222,719	2,100,240
MiMedx Group Inc.(a)(b)	411,059	2,491,018
Mirum Pharmaceuticals Inc.(a)	17,089	340,413
Monte Rosa Therapeutics Inc.(a)(b)	50,459	1,124,227
Mustang Bio Inc.(a)(b)	753,324	2,026,442
Myriad Genetics Inc.(a)(b)	842,018	27,188,761
Neoleukin Therapeutics Inc.(a)	283,920	2,052,742
NexImmune Inc.(a)(b)	56,849	860,694
Nkarta Inc.(a)(b)	156,962	4,365,113
Nurix Therapeutics Inc.(a)	33,708	1,009,892
Nuvalent Inc., Class A(a)(b)	46,618	1,051,236
Olema Pharmaceuticals Inc.(a)(b)	144,211	3,974,455
Omega Therapeutics Inc.(a)(b)	29,966	564,859

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Oncocyte Corp.(a)(b)	190,289	$677,429
Oncorus Inc.(a)(b)	216,062	2,018,019
Oncternal Therapeutics Inc.(a)(b)	473,913	1,976,217
OPKO Health Inc.(a)(b)	4,335,705	15,825,323
ORIC Pharmaceuticals Inc.(a)(b)	292,870	6,123,912
Oyster Point Pharma Inc.(a)(b)	106,104	1,257,332
Passage Bio Inc.(a)(b)	410,399	4,087,574
Portage Biotech Inc.(a)(b)	41,247	838,139
Poseida Therapeutics Inc.(a)	304,685	2,221,154
Praxis Precision Medicines Inc.(a)(b)	318,339	5,886,088
Precigen Inc.(a)(b)	132,252	659,937
Prometheus Biosciences Inc.(a)(b)	111,721	2,648,905
Prothena Corp. PLC(a)	87,340	6,221,228
Rallybio Corp.(a)(b)	24,964	438,867
Recursion Pharmaceuticals Inc., Class A(a)(b)	99,005	2,278,105
REGENXBIO Inc.(a)(b)	205,815	8,627,765
Relay Therapeutics Inc.(a)(b)	73,067	2,303,803
Reneo Pharmaceuticals Inc.(a)(b)	22,185	165,278
Replimune Group Inc.(a)(b)	96,450	2,858,778
REVOLUTION Medicines Inc.(a)(b)	553,434	15,224,969
Rhythm Pharmaceuticals Inc.(a)(b)	483,428	6,313,570
Sana Biotechnology Inc.(a)(b)	49,764	1,120,685
Sangamo Therapeutics Inc.(a)(b)	135,927	1,224,702
Scholar Rock Holding Corp.(a)(b)	46,904	1,548,770
Selecta Biosciences Inc.(a)(b)	904,052	3,760,856
Sensei Biotherapeutics Inc.(a)(b)	211,502	2,225,001
Shattuck Labs Inc.(a)	52,347	1,066,832
Sigilon Therapeutics Inc.(a)(b)	135,356	764,761
Silverback Therapeutics Inc.(a)(b)	218,919	2,184,812
Solid Biosciences Inc.(a)(b)	640,736	1,531,359
Sorrento Therapeutics Inc.(a)(b)	290,239	2,214,524
Spero Therapeutics Inc.(a)(b)	18,819	346,458
Spruce Biosciences Inc.(a)(b)	86,600	520,466
SQZ Biotechnologies Co.(a)(b)	241,385	3,480,772
Surface Oncology Inc.(a)(b)	378,304	2,863,761
Sutro Biopharma Inc.(a)(b)	442,945	8,367,231
Syndax Pharmaceuticals Inc.(a)(b)	366,698	7,007,599
Syros Pharmaceuticals Inc.(a)(b)	323,859	1,447,650
Talaris Therapeutics Inc.(a)(b)	32,160	436,090
Taysha Gene Therapies Inc.(a)(b)	42,384	789,190
TCR2 Therapeutics Inc.(a)(b)	336,842	2,866,525
Tenaya Therapeutics Inc.(a)(b)	59,168	1,221,819
Tonix Pharmaceuticals Holding Corp.(a)	3,865,368	2,323,473
Travere Therapeutics Inc.(a)	589,728	14,300,904
Trevena Inc.(a)(b)	1,152,915	1,418,085
Trillium Therapeutics Inc.(a)(b)	915,105	16,069,244
Turning Point Therapeutics Inc.(a)(b)	443,364	29,452,671
UroGen Pharma Ltd.(a)(b)	65,846	1,107,530
Vanda Pharmaceuticals Inc.(a)(b)	589,054	10,096,386
Vaxart Inc.(a)(b)	103,144	819,995
Vaxcyte Inc.(a)(b)	311,233	7,895,981
VBI Vaccines Inc.(a)(b)	255,940	795,973
Vera Therapeutics Inc.(a)	27,868	483,510
Veracyte Inc.(a)(b)	731,387	33,972,926
Verve Therapeutics Inc.(a)	70,670	3,321,490
Viking Therapeutics Inc.(a)(b)	755,887	4,746,970
Viracta Therapeutics Inc.(a)(b)	314,871	2,525,265
VistaGen Therapeutics Inc.(a)(b)	317,828	870,849
Vor BioPharma Inc.(a)(b)	179,113	2,808,492
Werewolf Therapeutics Inc.(a)(b)	28,296	485,559

Security	Shares	Value

Biotechnology (continued)
XBiotech Inc.	172,640	$2,235,688
XOMA Corp.(a)(b)	55,694	1,378,427

		962,586,872

Building Products — 0.9%
American Woodmark Corp.(a)	181,417	11,859,229
Apogee Enterprises Inc.	275,773	10,413,189
Caesarstone Ltd.	244,589	3,037,795
Gibraltar Industries Inc.(a)	253,218	17,636,634
Griffon Corp.	501,627	12,340,024
Insteel Industries Inc.(b)	186,664	7,102,565
JELD-WEN Holding Inc.(a)	545,939	13,664,853
PGT Innovations Inc.(a)	324,326	6,194,627
Quanex Building Products Corp.	361,938	7,749,093
Resideo Technologies Inc.(a)	1,383,239	34,290,495
UFP Industries Inc.	62,527	4,250,585
View Inc.(a)(b)	1,052,704	5,705,656

		134,244,745

Capital Markets — 1.2%
Assetmark Financial Holdings Inc.(a)	200,118	4,976,935
Associated Capital Group Inc., Class A	24,330	910,185
B. Riley Financial Inc.	220,194	13,000,254
BGC Partners Inc., Class A	3,581,798	18,661,168
Blucora Inc.(a)	331,886	5,174,103
Cowen Inc., Class A	302,419	10,375,996
Diamond Hill Investment Group Inc.	33,453	5,876,354
Donnelley Financial Solutions Inc.(a)	300,526	10,404,210
Federated Hermes Inc.	1,027,003	33,377,597
GCM Grosvenor Inc., Class A(b)	40,977	472,055
Houlihan Lokey Inc.	71,781	6,611,030
Moelis & Co., Class A	300,420	18,586,985
Oppenheimer Holdings Inc., Class A, NVS	101,002	4,574,381
Piper Sandler Cos	190,059	26,315,569
PJT Partners Inc., Class A	42,880	3,392,237
Sculptor Capital Management Inc.	236,098	6,584,773
StoneX Group Inc.(a)	166,951	11,002,071
Value Line Inc.	2,140	73,316
WisdomTree Investments Inc.	365,045	2,069,805

		182,439,024

Chemicals — 1.9%
AdvanSix Inc.(a)	295,714	11,754,631
American Vanguard Corp.	237,273	3,570,959
Amyris Inc.(a)(b)	1,639,382	22,508,715
Avient Corp.	885,485	41,042,230
Chase Corp.	59,814	6,110,000
Ecovyst Inc.	563,448	6,569,804
Ferro Corp.(a)	149,446	3,039,732
FutureFuel Corp.	300,485	2,142,458
GCP Applied Technologies Inc.(a)(b)	534,380	11,713,610
Hawkins Inc.	69,860	2,436,717
HB Fuller Co.	462,779	29,877,012
Innospec Inc.	183,476	15,452,349
Intrepid Potash Inc.(a)	107,168	3,311,491
Koppers Holdings Inc.(a)(b)	225,280	7,042,253
Kraton Corp.(a)	340,424	15,536,951
Kronos Worldwide Inc.	207,666	2,577,135
Minerals Technologies Inc.	363,559	25,390,961
Rayonier Advanced Materials Inc.(a)	665,983	4,994,872
Sensient Technologies Corp.	218,656	19,915,188
Stepan Co.	210,961	23,825,935

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Tredegar Corp.	58,787	$716,026
Tronox Holdings PLC, Class A	1,241,502	30,603,024
Valhi Inc.	19,547	456,032
Zymergen Inc.(a)(b)	160,319	2,111,401

		292,699,486

Commercial Services & Supplies — 1.9%
ABM Industries Inc.	730,592	32,883,946
ACCO Brands Corp.	995,392	8,550,417
Brady Corp., Class A, NVS	511,310	25,923,417
BrightView Holdings Inc.(a)(b)	433,865	6,403,848
Casella Waste Systems Inc., Class A(a)(b)	39,167	2,974,342
CECO Environmental Corp.(a)	338,125	2,380,400
CompX International Inc.	11,771	244,601
CoreCivic Inc.(a)	1,299,593	11,566,378
Deluxe Corp.	454,642	16,317,101
Ennis Inc.	275,944	5,201,545
Harsco Corp.(a)(b)	496,724	8,419,472
Healthcare Services Group Inc.	385,482	9,633,195
Heritage-Crystal Clean Inc.(a)(b)	108,830	3,153,893
Herman Miller Inc.	806,136	30,359,082
HNI Corp.	423,381	15,546,550
Interface Inc.(b)	478,039	7,242,291
KAR Auction Services Inc.(a)	1,287,703	21,105,452
Kimball International Inc., Class B	394,457	4,417,918
Matthews International Corp., Class A	332,685	11,540,843
NL Industries Inc.	95,135	547,978
RR Donnelley & Sons Co.(a)	776,635	3,991,904
Steelcase Inc., Class A	958,490	12,153,653
Team Inc.(a)	289,337	870,904
U.S. Ecology Inc.(a)	302,471	9,784,937
UniFirst Corp./MA	163,481	34,759,330
VSE Corp.	114,799	5,529,868

		291,503,265

Communications Equipment — 0.6%
ADTRAN Inc.	487,309	9,141,917
Aviat Networks Inc.(a)(b)	94,251	3,097,088
Calix Inc.(a)(b)	104,990	5,189,656
Comtech Telecommunications Corp.	281,432	7,207,473
Digi International Inc.(a)(b)	362,759	7,625,194
DZS Inc.(a)	108,344	1,328,297
EMCORE Corp.(a)(b)	343,351	2,568,265
Harmonic Inc.(a)(b)	782,820	6,849,675
Inseego Corp.(a)(b)	728,451	4,851,484
KVH Industries Inc.(a)(b)	163,118	1,570,826
NETGEAR Inc.(a)(b)	325,326	10,381,153
NetScout Systems Inc.(a)	754,065	20,322,052
Plantronics Inc.(a)	264,958	6,812,070
Ribbon Communications Inc.(a)	766,121	4,581,404
Viavi Solutions Inc.(a)	278,605	4,385,243

		95,911,797

Construction & Engineering — 1.6%
API Group Corp.(a)(b)(c)	2,148,965	43,731,438
Arcosa Inc.	520,412	26,109,070
Argan Inc.	163,602	7,144,499
Concrete Pumping Holdings Inc.(a)(b)	274,276	2,342,317
Dycom Industries Inc.(a)(b)	59,669	4,250,820
EMCOR Group Inc.	518,053	59,772,955
Fluor Corp.(a)	1,539,149	24,580,210
Granite Construction Inc.	495,965	19,615,416

Security	Shares	Value

Construction & Engineering (continued)
Great Lakes Dredge & Dock Corp.(a)(b)	694,303	$10,477,032
Infrastructure and Energy Alternatives Inc.(a)(b)	173,461	1,982,659
INNOVATE Corp.(a)(b)	510,025	2,091,102
Matrix Service Co.(a)(b)	281,268	2,942,063
MYR Group Inc.(a)(b)	45,445	4,521,777
Northwest Pipe Co.(a)(b)	99,298	2,353,363
NV5 Global Inc.(a)(b)	107,417	10,588,094
Primoris Services Corp.	577,220	14,136,118
Sterling Construction Co. Inc.(a)	245,118	5,556,825
Tutor Perini Corp.(a)	444,315	5,767,209

		247,962,967

Construction Materials — 0.3%
Summit Materials Inc., Class A(a)(b)	1,282,330	40,996,090
United State Lime & Minerals Inc.	21,904	2,646,003

		43,642,093

Consumer Finance — 1.5%
Encore Capital Group Inc.(a)(b)	326,687	16,095,868
Enova International Inc.(a)(b)	393,119	13,582,261
EZCORP Inc., Class A, NVS(a)(b)	536,724	4,063,001
FirstCash Inc.	398,201	34,842,587
Green Dot Corp., Class A(a)	516,410	25,990,915
LendingClub Corp.(a)	1,062,678	30,010,027
Navient Corp.	1,787,421	35,265,816
Nelnet Inc., Class A	183,000	14,500,920
Oportun Financial Corp.(a)(b)	225,721	5,649,797
PRA Group Inc.(a)(b)	491,545	20,713,706
PROG Holdings Inc.	605,076	25,419,243
Regional Management Corp.	54,437	3,167,145
World Acceptance Corp.(a)(b)	46,989	8,908,175

		238,209,461

Containers & Packaging — 0.4%
Greif Inc., Class A, NVS	234,830	15,170,018
Greif Inc., Class B	58,683	3,802,658
Myers Industries Inc.	206,804	4,047,154
Pactiv Evergreen Inc.	469,461	5,877,652
Ranpak Holdings Corp.(a)(b)	336,428	9,022,999
TriMas Corp.(a)(b)	463,499	14,998,828
UFP Technologies Inc.(a)(b)	67,984	4,187,135

		57,106,444

Diversified Consumer Services — 1.1%
2U Inc.(a)(b)	120,776	4,054,450
Adtalem Global Education Inc.(a)(b)	531,448	20,094,049
American Public Education Inc.(a)	197,676	5,062,483
Carriage Services Inc.	143,231	6,386,670
Coursera Inc.(a)(b)	623,278	19,726,749
European Wax Center Inc., Class A(a)(b)	55,936	1,566,767
Graham Holdings Co., Class B	41,982	24,734,115
Houghton Mifflin Harcourt Co.(a)(b)	89,046	1,195,888
Laureate Education Inc., Class A(a)	1,075,636	18,275,056
OneSpaWorld Holdings Ltd.(a)	302,265	3,013,582
Perdoceo Education Corp.(a)	745,757	7,875,194
PowerSchool Holdings Inc., Class A(a)(b)	381,043	9,377,468
Regis Corp.(a)(b)	38,898	135,365
StoneMor Inc.(a)(b)	297,598	735,067
Strategic Education Inc.	264,088	18,618,204
Stride Inc.(a)(b)	413,193	14,850,157
Vivint Smart Home Inc.(a)(b)	736,823	6,962,977
WW International Inc.(a)(b)	395,209	7,212,564

		169,876,805

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 0.3%
Alerus Financial Corp.	170,939	$5,107,657
A-Mark Precious Metals Inc.	95,802	5,750,036
Banco Latinoamericano de Comercio Exterior SA, Class E	336,619	5,904,297
Cannae Holdings Inc.(a)	912,857	28,398,981
Marlin Business Services Corp.	90,241	2,006,058

		47,167,029

Diversified Telecommunication Services — 0.5%
Anterix Inc.(a)(b)	86,914	5,275,680
ATN International Inc.	119,977	5,620,923
Consolidated Communications Holdings Inc.(a)	792,110	7,279,491
EchoStar Corp., Class A(a)(b)	427,587	10,907,744
Globalstar Inc.(a)(b)	825,826	1,379,129
IDT Corp., Class B(a)(b)	55,088	2,310,942
Iridium Communications Inc.(a)(b)	313,455	12,491,182
Liberty Latin America Ltd., Class A(a)(b)	466,128	6,096,954
Liberty Latin America Ltd., Class C, NVS(a)(b)	1,653,225	21,690,312
Ooma Inc.(a)	97,290	1,810,567
Radius Global Infrastructure Inc., Class A(a)(b)	634,716	10,364,912

		85,227,836

Electric Utilities — 1.1%
ALLETE Inc.	569,974	33,924,852
MGE Energy Inc.	394,939	29,028,016
Otter Tail Corp.	443,077	24,799,020
PNM Resources Inc.	919,791	45,511,259
Portland General Electric Co.	974,813	45,806,463
Via Renewables Inc.	14,415	146,889

		179,216,499

Electrical Equipment — 0.7%
Advent Technologies Holdings Inc.(a)(b)	37,574	326,894
Allied Motion Technologies Inc.(b)	9,323	291,623
American Superconductor Corp.(a)(b)	302,231	4,406,528
Array Technologies Inc.(a)(b)	1,059,690	19,625,459
AZZ Inc.	268,246	14,270,687
Babcock & Wilcox Enterprises Inc.(a)	435,794	2,793,440
Beam Global(a)(b)	12,623	345,492
Encore Wire Corp.	217,933	20,666,586
EnerSys	413,420	30,774,985
FuelCell Energy Inc.(a)(b)	798,320	5,340,761
GrafTech International Ltd.(b)	248,006	2,559,422
Powell Industries Inc.	99,317	2,440,219
Preformed Line Products Co.	31,782	2,067,101
Romeo Power Inc.(a)(b)	279,430	1,383,178
Thermon Group Holdings Inc.(a)(b)	356,530	6,171,534

		113,463,909

Electronic Equipment, Instruments & Components — 1.7%
Aeva Technologies Inc.(a)(b)	820,376	6,513,785
Belden Inc.	479,362	27,927,630
Benchmark Electronics Inc.	384,977	10,282,736
CTS Corp.	271,467	8,391,045
Daktronics Inc.(a)	411,861	2,236,405
ePlus Inc.(a)(b)	144,455	14,822,528
Fabrinet(a)	54,271	5,563,320
FARO Technologies Inc.(a)	98,725	6,497,092
Identiv Inc.(a)	18,312	344,998
II-VI Inc.(a)(b)	78,811	4,678,221
Insight Enterprises Inc.(a)(b)	244,226	21,999,878
Itron Inc.(a)(b)	87,807	6,640,843
Kimball Electronics Inc.(a)(b)	247,688	6,382,920

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Knowles Corp.(a)(b)	944,084	$17,692,134
Methode Electronics Inc.	413,479	17,386,792
OSI Systems Inc.(a)(b)	163,942	15,541,702
PC Connection Inc.	122,362	5,387,599
Plexus Corp.(a)(b)	34,598	3,093,407
Rogers Corp.(a)(b)	24,520	4,572,490
Sanmina Corp.(a)(b)	689,808	26,585,200
ScanSource Inc.(a)	272,718	9,487,859
TTM Technologies Inc.(a)	1,161,423	14,599,087
Vishay Intertechnology Inc.	1,244,905	25,010,142
Vishay Precision Group Inc.(a)(b)	132,186	4,596,107

		266,233,920

Energy Equipment & Services — 1.4%
Archrock Inc.	1,441,987	11,896,393
Bristow Group Inc.(a)	257,008	8,180,565
ChampionX Corp.(a)	1,799,706	40,241,426
Dril-Quip Inc.(a)(b)	379,969	9,567,619
Frank’s International NV(a)	1,556,954	4,577,445
FTS International Inc., Class A(a)	97,584	2,400,566
Helix Energy Solutions Group Inc.(a)(b)	1,554,420	6,031,150
Helmerich & Payne Inc.	1,144,167	31,361,618
Liberty Oilfield Services Inc., Class A(a)	646,464	7,841,608
Nabors Industries Ltd.(a)(b)	76,554	7,385,930
National Energy Services Reunited Corp.(a)(b)	413,147	5,172,601
Newpark Resources Inc.(a)	973,204	3,211,573
NexTier Oilfield Solutions Inc.(a)	1,651,705	7,597,843
Oceaneering International Inc.(a)	1,080,338	14,390,102
Oil States International Inc.(a)(b)	657,588	4,201,987
Patterson-UTI Energy Inc.	2,023,147	18,208,323
ProPetro Holding Corp.(a)	925,565	8,006,137
RPC Inc.(a)(b)	727,547	3,535,878
Select Energy Services Inc., Class A(a)(b)	650,512	3,376,157
Solaris Oilfield Infrastructure Inc., Class A	246,565	2,056,352
TETRA Technologies Inc.(a)(b)	315,705	985,000
Tidewater Inc.(a)(b)	438,614	5,289,685
U.S. Silica Holdings Inc.(a)	795,198	6,353,632

		211,869,590

Entertainment — 1.8%
AMC Entertainment Holdings Inc., Class A(a)(b)	5,579,640	212,361,098
Chicken Soup For The Soul Entertainment Inc.(a)	59,039	1,350,222
Cinemark Holdings Inc.(a)	198,185	3,807,134
CuriosityStream Inc.(a)(b)	228,678	2,410,266
Eros STX Global Corp.(a)(b)	3,469,609	3,190,305
IMAX Corp.(a)(b)	489,206	9,285,130
Lions Gate Entertainment Corp., Class A(a)(b)	645,749	9,163,178
Lions Gate Entertainment Corp., Class B, NVS(a)	1,255,426	16,320,538
Madison Square Garden Entertainment Corp.(a)(b)	283,247	20,583,560
Marcus Corp. (The)(a)	251,071	4,381,189

		282,852,620

Equity Real Estate Investment Trusts (REITs) — 10.6%
Acadia Realty Trust	941,949	19,225,179
Agree Realty Corp.	738,814	48,931,651
Alexander & Baldwin Inc.	784,689	18,393,110
American Assets Trust Inc.	541,220	20,252,452
American Finance Trust Inc.	1,198,419	9,635,289
Apartment Investment & Management Co., Class A	1,613,704	11,053,872
Apple Hospitality REIT Inc.	2,304,747	36,253,670
Armada Hoffler Properties Inc.	653,596	8,738,579
Ashford Hospitality Trust Inc.(a)(b)	182,027	2,679,437

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Braemar Hotels & Resorts Inc.(a)	560,093	$2,716,451
Brandywine Realty Trust	1,837,415	24,658,109
Broadstone Net Lease Inc.	1,673,449	41,518,270
BRT Apartments Corp.	127,998	2,467,801
CareTrust REIT Inc.	1,027,140	20,871,485
CatchMark Timber Trust Inc., Class A	143,233	1,700,176
Centerspace	152,367	14,398,682
Chatham Lodging Trust(a)	507,758	6,220,036
City Office REIT Inc.	462,788	8,265,394
Clipper Realty Inc.	31,796	257,548
Columbia Property Trust Inc.	1,242,060	23,623,981
Community Healthcare Trust Inc.	92,902	4,198,241
CorePoint Lodging Inc.(a)	423,524	6,564,622
Corporate Office Properties Trust	1,226,085	33,079,773
CTO Realty Growth Inc.	63,513	3,414,459
DiamondRock Hospitality Co.(a)	2,278,531	21,532,118
DigitalBridge Group Inc.(a)	5,263,202	31,737,108
Diversified Healthcare Trust	2,597,529	8,805,623
Easterly Government Properties Inc.	906,470	18,727,670
Empire State Realty Trust Inc., Class A	1,548,985	15,536,320
Equity Commonwealth(a)	1,269,393	32,978,830
Essential Properties Realty Trust Inc.	1,269,821	35,453,402
Farmland Partners Inc.	309,823	3,714,778
Four Corners Property Trust Inc.	815,968	21,916,900
Franklin Street Properties Corp., Class C	1,145,289	5,314,141
GEO Group Inc. (The)	1,218,065	9,098,946
Getty Realty Corp.	422,811	12,392,590
Gladstone Commercial Corp.	287,223	6,040,300
Gladstone Land Corp.(b)	126,056	2,870,295
Global Medical REIT Inc.	637,463	9,370,706
Global Net Lease Inc.	1,094,681	17,536,790
Healthcare Realty Trust Inc.	1,570,505	46,769,639
Hersha Hospitality Trust, Class A(a)	342,237	3,193,071
Independence Realty Trust Inc.	1,134,286	23,082,720
Indus Realty Trust Inc.	11,909	834,821
Industrial Logistics Properties Trust	706,701	17,957,272
Innovative Industrial Properties Inc.	122,871	28,404,089
iStar Inc.	746,142	18,713,241
Kite Realty Group Trust	904,471	18,415,030
Lexington Realty Trust	2,964,301	37,794,838
LTC Properties Inc.	418,651	13,267,050
Macerich Co. (The)	2,315,613	38,693,893
Mack-Cali Realty Corp.(a)	949,568	16,256,604
Monmouth Real Estate Investment Corp.	874,022	16,300,510
National Health Investors Inc.	474,401	25,380,454
NETSTREIT Corp.	426,309	10,082,208
NexPoint Residential Trust Inc.	192,130	11,889,004
Office Properties Income Trust	517,343	13,104,298
One Liberty Properties Inc.	176,271	5,374,503
Outfront Media Inc.	1,265,588	31,892,818
Paramount Group Inc.	2,022,076	18,178,463
Pebblebrook Hotel Trust(b)	1,400,337	31,381,552
Phillips Edison & Co. Inc.(b)	177,408	5,448,200
Physicians Realty Trust	2,322,266	40,918,327
Piedmont Office Realty Trust Inc., Class A	1,342,771	23,404,499
Plymouth Industrial REIT Inc.	317,631	7,226,105
Postal Realty Trust Inc., Class A	130,998	2,441,803
PotlatchDeltic Corp.	712,395	36,745,334
Preferred Apartment Communities Inc.	557,898	6,823,093
PS Business Parks Inc.	33,077	5,184,489

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Retail Opportunity Investments Corp.	1,276,910	$22,243,772
Retail Properties of America Inc., Class A	2,325,929	29,957,966
Retail Value Inc.	188,708	4,968,682
RLJ Lodging Trust	1,780,926	26,464,560
RPT Realty	874,546	11,159,207
Ryman Hospitality Properties Inc.(a)(b)	45,992	3,849,530
Sabra Health Care REIT Inc.	2,385,880	35,120,154
Safehold Inc.(b)	65,687	4,722,238
Saul Centers Inc.	12,001	528,764
Seritage Growth Properties, Class A(a)	403,446	5,983,104
Service Properties Trust	1,780,375	19,958,004
SITE Centers Corp.	1,878,311	29,001,122
STAG Industrial Inc.	1,763,435	69,214,824
Summit Hotel Properties Inc.(a)	1,124,366	10,827,645
Sunstone Hotel Investors Inc.(a)	2,342,601	27,970,656
Tanger Factory Outlet Centers Inc.	800,066	13,041,076
Terreno Realty Corp.	748,917	47,354,022
UMH Properties Inc.	65,091	1,490,584
Uniti Group Inc.	2,110,509	26,106,996
Universal Health Realty Income Trust	10,148	560,880
Urban Edge Properties	1,254,127	22,963,065
Urstadt Biddle Properties Inc., Class A	326,137	6,173,773
Washington REIT	919,024	22,745,844
Whitestone REIT	456,210	4,461,734
Xenia Hotels & Resorts Inc.(a)	1,236,172	21,929,691

		1,646,100,605

Food & Staples Retailing — 0.9%
Andersons Inc. (The)	203,764	6,282,044
BJ’s Wholesale Club Holdings Inc.(a)(b)	376,469	20,675,677
Chefs’ Warehouse Inc. (The)(a)(b)	320,497	10,438,587
HF Foods Group Inc.(a)(b)	396,234	2,397,216
Ingles Markets Inc., Class A	153,169	10,113,749
Natural Grocers by Vitamin Cottage Inc.	96,949	1,087,768
Performance Food Group Co.(a)	141,575	6,577,574
PriceSmart Inc.	236,520	18,342,126
Rite Aid Corp.(a)(b)	594,933	8,448,049
SpartanNash Co.	386,682	8,468,336
Sprouts Farmers Market Inc.(a)(b)	688,375	15,949,649
United Natural Foods Inc.(a)(b)	566,714	27,440,292
Village Super Market Inc., Class A	94,817	2,055,633
Weis Markets Inc.	177,651	9,335,560

		147,612,260

Food Products — 1.0%
B&G Foods Inc.	693,229	20,720,615
Cal-Maine Foods Inc.	385,736	13,948,214
Fresh Del Monte Produce Inc.	365,562	11,778,408
Hostess Brands Inc.(a)(b)	1,410,438	24,499,308
John B Sanfilippo & Son Inc.	31,582	2,580,881
Laird Superfood Inc.(a)(b)	15,569	297,057
Lancaster Colony Corp.	24,965	4,214,342
Landec Corp.(a)(b)	285,567	2,632,928
Limoneira Co.	133,678	2,161,573
Mission Produce Inc.(a)	357,422	6,569,416
Sanderson Farms Inc.	32,139	6,048,560
Seneca Foods Corp., Class A(a)	70,410	3,395,170
Simply Good Foods Co. (The)(a)	867,035	29,904,037
Tootsie Roll Industries Inc.(b)	168,082	5,114,735
TreeHouse Foods Inc.(a)(b)	562,324	22,425,481

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Whole Earth Brands Inc.(a)(b)	394,110	$4,551,970

		160,842,695

Gas Utilities — 1.6%
Brookfield Infrastructure Corp., Class A(b)	581,350	34,811,238
Chesapeake Utilities Corp.	185,512	22,270,716
New Jersey Resources Corp.	1,048,036	36,482,133
Northwest Natural Holding Co.	330,427	15,196,338
ONE Gas Inc.	572,327	36,268,362
South Jersey Industries Inc.	1,116,433	23,735,365
Southwest Gas Holdings Inc.	639,084	42,741,938
Spire Inc.	549,130	33,595,773

		245,101,863

Health Care Equipment & Supplies — 1.2%
Alphatec Holdings Inc.(a)(b)	61,583	750,697
AngioDynamics Inc.(a)	403,497	10,466,712
Asensus Surgical Inc.(a)(b)	1,799,984	3,329,970
Avanos Medical Inc.(a)	521,295	16,264,404
Bioventus Inc., Class A(a)(b)	15,417	218,305
CryoLife Inc.(a)(b)	49,896	1,112,182
CVRx Inc.(a)(b)	12,807	211,828
DarioHealth Corp.(a)(b)	142,498	1,945,098
Haemonetics Corp.(a)	173,262	12,230,565
Integer Holdings Corp.(a)(b)	356,394	31,840,240
Invacare Corp.(a)	368,300	1,753,108
Lantheus Holdings Inc.(a)	619,716	15,914,307
LivaNova PLC(a)	112,855	8,936,987
Meridian Bioscience Inc.(a)(b)	407,785	7,845,783
Merit Medical Systems Inc.(a)	62,164	4,463,375
Mesa Laboratories Inc.	53,252	16,101,275
Misonix Inc.(a)	64,856	1,640,857
Natus Medical Inc.(a)(b)	368,330	9,237,716
Neogen Corp.(a)	68,880	2,991,458
Neuronetics Inc.(a)(b)	25,034	164,223
OraSure Technologies Inc.(a)(b)	782,991	8,855,628
Orthofix Medical Inc.(a)(b)	202,499	7,719,262
RxSight Inc.(a)	11,732	148,644
SeaSpine Holdings Corp.(a)(b)	176,005	2,768,559
Sientra Inc.(a)(b)	82,644	473,550
Sight Sciences Inc.(a)(b)	19,378	439,881
Talis Biomedical Corp.(a)(b)	152,209	951,306
Utah Medical Products Inc.	31,062	2,883,796
Varex Imaging Corp.(a)(b)	363,553	10,252,195

		181,911,911

Health Care Providers & Services — 1.9%
AdaptHealth Corp.(a)(b)	778,194	18,124,138
Addus HomeCare Corp.(a)(b)	96,435	7,690,691
Apria Inc.(a)(b)	82,722	3,073,122
Brookdale Senior Living Inc.(a)(b)	2,015,733	12,699,118
Castle Biosciences Inc.(a)(b)	18,694	1,243,151
Community Health Systems Inc.(a)	177,399	2,075,568
Covetrus Inc.(a)	1,122,103	20,354,948
Cross Country Healthcare Inc.(a)	339,118	7,202,866
Exagen Inc.(a)(b)	71,566	973,298
Fulgent Genetics Inc.(a)(b)	196,424	17,668,339
LifeStance Health Group Inc.(a)(b)	176,194	2,554,813
Magellan Health Inc.(a)	254,806	24,091,907
MEDNAX Inc.(a)	387,219	11,008,636
ModivCare Inc.(a)(b)	90,198	16,381,761
National HealthCare Corp.	136,868	9,578,023

Security	Shares	Value

Health Care Providers & Services (continued)
Option Care Health Inc.(a)	1,619,930	$39,299,502
Owens & Minor Inc.	138,478	4,332,977
Patterson Companies Inc.	693,589	20,904,772
SOC Telemed Inc.(a)(b)	85,247	192,658
Tenet Healthcare Corp.(a)(b)	1,010,799	67,157,486
Tivity Health Inc.(a)(b)	197,026	4,543,420
Triple-S Management Corp.(a)	245,523	8,684,149
Viemed Healthcare Inc.(a)	309,595	1,718,252

		301,553,595

Health Care Technology — 0.6%
Allscripts Healthcare Solutions Inc.(a)(b)	1,345,936	17,995,164
American Well Corp., Class A(a)(b)	1,986,468	18,096,723
Castlight Health Inc., Class B(a)	1,296,036	2,034,777
Computer Programs & Systems Inc.	152,419	5,404,778
Convey Holding Parent Inc.(a)(b)	44,395	372,918
Evolent Health Inc., Class A(a)(b)	671,698	20,822,638
Forian Inc.(a)(b)	15,902	164,109
HealthStream Inc.(a)(b)	275,378	7,870,303
Multiplan Corp.(a)(b)	2,094,681	11,793,054
NantHealth Inc.(a)(b)	95,759	154,172
NextGen Healthcare Inc.(a)(b)	613,173	8,645,739

		93,354,375

Hotels, Restaurants & Leisure — 0.5%
Biglari Holdings Inc., Class B, NVS(a)(b)	8,840	1,518,800
BJ’s Restaurants Inc.(a)	19,364	808,640
Bluegreen Vacations Holding Corp.(a)	143,819	3,710,530
Carrols Restaurant Group Inc.	363,751	1,331,328
Chuy’s Holdings Inc.(a)	117,690	3,710,766
Dave & Buster’s Entertainment Inc.(a)	252,739	9,687,486
Del Taco Restaurants Inc.	316,471	2,762,792
Denny’s Corp.(a)(b)	164,148	2,682,178
Drive Shack Inc.(a)(b)	494,484	1,389,500
El Pollo Loco Holdings Inc.(a)(b)	206,286	3,486,233
F45 Training Holdings Inc.(a)	87,904	1,315,044
Fiesta Restaurant Group Inc.(a)(b)	191,908	2,103,312
GAN Ltd.(a)(b)	388,378	5,775,181
Hall of Fame Resort & Entertainment Co.(a)(b)	590,278	1,564,237
Jack in the Box Inc.	204,682	19,921,699
Krispy Kreme Inc.(a)(b)	62,774	878,836
Monarch Casino & Resort Inc.(a)(b)	26,522	1,776,709
Nathan’s Famous Inc.	10,522	643,631
SeaWorld Entertainment Inc.(a)(b)	252,081	13,945,121
Target Hospitality Corp.(a)(b)	81,440	303,771
Xponential Fitness Inc., Class A(a)(b)	35,214	446,866

		79,762,660

Household Durables — 1.6%
Bassett Furniture Industries Inc.	101,135	1,831,555
Beazer Homes USA Inc.(a)(b)	317,924	5,484,189
Cavco Industries Inc.(a)	29,440	6,969,626
Century Communities Inc.	114,979	7,065,459
Ethan Allen Interiors Inc.	244,948	5,805,268
Flexsteel Industries Inc.	72,281	2,232,037
Green Brick Partners Inc.(a)(b)	238,682	4,897,755
Hamilton Beach Brands Holding Co., Class A	47,974	751,753
Hooker Furniture Corp.	120,334	3,247,815
Hovnanian Enterprises Inc., Class A(a)	55,863	5,384,634
iRobot Corp.(a)(b)	28,098	2,205,693
KB Home	738,238	28,732,223
Landsea Homes Corp.(a)(b)	87,941	761,569

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
La-Z-Boy Inc.	479,973	$15,469,530
Legacy Housing Corp.(a)(b)	88,678	1,593,544
Lifetime Brands Inc.	134,512	2,446,773
M/I Homes Inc.(a)(b)	306,721	17,728,474
MDC Holdings Inc.	450,450	21,045,024
Meritage Homes Corp.(a)	382,133	37,066,901
Snap One Holdings Corp.(a)(b)	69,906	1,165,333
Taylor Morrison Home Corp.(a)	1,154,648	29,766,825
Traeger Inc.(a)(b)	165,719	3,468,499
TRI Pointe Homes Inc.(a)	1,130,782	23,769,038
Tupperware Brands Corp.(a)(b)	536,988	11,341,186
Universal Electronics Inc.(a)(b)	141,341	6,961,044
VOXX International Corp.(a)(b)	168,872	1,933,584
Weber Inc., Class A(a)(b)	125,882	2,214,264

		251,339,595

Household Products — 0.1%
Central Garden & Pet Co.(a)(b)	63,649	3,055,152
Central Garden & Pet Co., Class A, NVS(a)	272,160	11,702,880
Oil-Dri Corp. of America	57,283	2,004,905

		16,762,937

Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy Inc., Class A	288,190	8,126,958
Clearway Energy Inc., Class C	656,975	19,886,633
Ormat Technologies Inc.(b)	491,194	32,718,432
Sunnova Energy International Inc.(a)(b)	795,636	26,208,250

		86,940,273

Insurance — 2.6%
Ambac Financial Group Inc.(a)	492,457	7,051,984
American Equity Investment Life Holding Co.	896,091	26,497,411
American National Group Inc.	81,085	15,327,498
AMERISAFE Inc.	210,447	11,818,703
Argo Group International Holdings Ltd.	345,048	18,018,407
Bright Health Group Inc.(a)(b)	150,479	1,227,909
Citizens Inc./TX(a)(b)	553,534	3,437,446
CNO Financial Group Inc.	1,389,859	32,717,281
Crawford & Co., Class A, NVS	204,676	1,835,944
Donegal Group Inc., Class A	168,433	2,440,594
eHealth Inc.(a)(b)	185,460	7,511,130
Employers Holdings Inc.	285,549	11,276,330
Enstar Group Ltd.(a)(b)	134,997	31,687,846
Genworth Financial Inc., Class A(a)	5,458,074	20,467,777
Goosehead Insurance Inc., Class A	161,914	24,657,883
Greenlight Capital Re Ltd., Class A(a)	298,369	2,204,947
HCI Group Inc.	61,832	6,849,131
Heritage Insurance Holdings Inc.	286,904	1,953,816
Horace Mann Educators Corp.	426,627	16,975,488
Independence Holding Co.	47,046	2,333,011
Investors Title Co.	12,576	2,296,378
James River Group Holdings Ltd.	327,903	12,371,780
Maiden Holdings Ltd.(a)	728,635	2,302,487
MBIA Inc.(a)(b)	527,966	6,784,363
MetroMile Inc.(a)(b)	419,595	1,489,562
National Western Life Group Inc., Class A	28,335	5,967,068
NI Holdings Inc.(a)(b)	110,274	1,936,411
ProAssurance Corp.	555,987	13,221,371
RLI Corp.	33,722	3,381,305
Safety Insurance Group Inc.	157,282	12,464,598
Selective Insurance Group Inc.	646,379	48,821,006
SiriusPoint Ltd.(a)(b)	968,893	8,971,949

Security	Shares	Value

Insurance (continued)
State Auto Financial Corp.	191,574	$9,760,695
Stewart Information Services Corp.	271,872	17,198,623
Tiptree Inc.	257,623	2,581,382
Trean Insurance Group Inc.(a)(b)	201,519	2,085,722
United Fire Group Inc.	231,591	5,349,752
United Insurance Holdings Corp.	271,820	986,707
Universal Insurance Holdings Inc.	295,370	3,851,625

		408,113,320

Interactive Media & Services — 0.1%
Cars.com Inc.(a)(b)	648,166	8,199,300
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	197,063	608,925
MediaAlpha Inc., Class A(a)(b)	20,161	376,607
Outbrain Inc.(a)(b)	43,610	645,428
TrueCar Inc.(a)(b)	1,032,216	4,294,018
Yelp Inc.(a)	56,991	2,122,345

		16,246,623

Internet & Direct Marketing Retail — 0.2%
1stdibs.com Inc.(a)	13,147	163,023
Groupon Inc.(a)(b)	37,452	854,280
Lands’ End Inc.(a)(b)	159,221	3,748,062
PetMed Express Inc.	32,315	868,304
Revolve Group Inc.(a)	144,678	8,936,760
Stamps.com Inc.(a)	62,293	20,543,609
Xometry Inc., Class A(a)(b)	18,434	1,063,089

		36,177,127

IT Services — 0.6%
Cass Information Systems Inc.	129,664	5,426,438
Conduent Inc.(a)	1,814,467	11,957,338
CSG Systems International Inc.	187,575	9,041,115
DigitalOcean Holdings Inc.(a)	29,563	2,294,976
Flywire Corp.(a)(b)	18,982	832,171
Hackett Group Inc. (The)	16,075	315,391
Limelight Networks Inc.(a)(b)	1,381,452	3,287,856
LiveRamp Holdings Inc.(a)	713,390	33,693,410
MoneyGram International Inc.(a)(b)	966,554	7,751,763
Rackspace Technology Inc.(a)(b)	168,826	2,400,706
Repay Holdings Corp.(a)(b)	520,583	11,989,026
StarTek Inc.(a)(b)	190,347	1,048,812
Unisys Corp.(a)(b)	156,394	3,931,745

		93,970,747

Leisure Products — 0.6%
Acushnet Holdings Corp.	260,370	12,159,279
American Outdoor Brands Inc.(a)(b)	152,900	3,755,224
Callaway Golf Co.(a)	1,248,240	34,488,871
Escalade Inc.	85,652	1,619,679
Genius Brands International Inc.(a)(b)	3,038,205	4,131,959
Johnson Outdoors Inc., Class A	22,064	2,334,371
Nautilus Inc.(a)(b)	238,968	2,224,792
Sturm Ruger & Co. Inc.	14,437	1,065,162
Vista Outdoor Inc.(a)	623,360	25,127,642

		86,906,979

Life Sciences Tools & Services — 0.4%
Absci Corp.(a)	58,255	677,505
Alpha Teknova Inc.(a)(b)	32,662	812,957
Codex DNA Inc.(a)(b)	26,541	295,401
Contra Aduro Biotech I(a)(d)	19,180	57,540
Cytek Biosciences Inc.(a)	27,072	579,612
Fluidigm Corp.(a)(b)	742,316	4,891,862
Harvard Bioscience Inc.(a)(b)	64,699	451,599

100	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
NanoString Technologies Inc.(a)(b)	40,468	$1,942,869
Pacific Biosciences of California Inc.(a)(b)	1,144,619	29,245,015
Personalis Inc.(a)(b)	362,713	6,978,598
Rapid Micro Biosystems Inc., Cass A(a)	31,531	582,378
Seer Inc.(a)(b)	275,538	9,514,327
Singular Genomics Systems Inc.(a)(b)	47,578	532,398

		56,562,061

Machinery — 3.7%
AgEagle Aerial Systems Inc.(a)(b)	256,459	771,942
Alamo Group Inc.	11,869	1,656,082
Albany International Corp., Class A	266,302	20,470,635
Altra Industrial Motion Corp.	701,966	38,853,818
Astec Industries Inc.	247,114	13,297,204
Barnes Group Inc.	510,945	21,321,735
Blue Bird Corp.(a)(b)	87,902	1,833,636
Chart Industries Inc.(a)(b)	157,930	30,182,002
Columbus McKinnon Corp./NY(b)	301,504	14,577,718
Commercial Vehicle Group Inc.(a)	222,720	2,106,931
Desktop Metal Inc., Class A(a)(b)	337,929	2,422,951
EnPro Industries Inc.	221,398	19,288,194
ESCO Technologies Inc.	253,872	19,548,144
ExOne Co. (The)(a)(b)	178,015	4,161,991
Gorman-Rupp Co. (The)	195,652	7,006,298
Greenbrier Companies Inc. (The)	345,139	14,837,526
Hillenbrand Inc.	356,403	15,200,588
Hyliion Holdings Corp.(a)(b)	1,040,166	8,737,394
Hyster-Yale Materials Handling Inc.	109,354	5,496,132
Ideanomics Inc.(a)(b)	4,498,218	8,861,489
Kennametal Inc.	905,429	30,992,835
Lindsay Corp.	10,496	1,593,188
Luxfer Holdings PLC	170,837	3,353,530
Lydall Inc.(a)	105,599	6,556,642
Manitowoc Co. Inc. (The)(a)(b)	376,755	8,070,092
Mayville Engineering Co. Inc.(a)	98,162	1,845,446
Meritor Inc.(a)(b)	109,714	2,338,005
Miller Industries Inc./TN	117,056	3,984,586
Mueller Industries Inc.	373,033	15,331,656
Mueller Water Products Inc., Class A	1,564,532	23,812,177
NN Inc.(a)(b)	461,408	2,422,392
Park-Ohio Holdings Corp.	92,404	2,358,150
Proto Labs Inc.(a)(b)	252,761	16,833,883
RBC Bearings Inc.(a)(b)	259,263	55,015,609
REV Group Inc.	262,978	4,512,703
Rexnord Corp.	617,125	39,674,966
SPX Corp.(a)	79,221	4,234,362
SPX FLOW Inc.	413,289	30,211,426
Standex International Corp.	128,426	12,702,616
Titan International Inc.(a)	462,676	3,312,760
Trinity Industries Inc.	854,079	23,205,326
Wabash National Corp.	500,186	7,567,814
Watts Water Technologies Inc., Class A	130,423	21,922,802

		572,485,376

Marine — 0.4%
Costamare Inc.	572,082	8,861,550
Eagle Bulk Shipping Inc.(a)	96,101	4,845,412
Genco Shipping & Trading Ltd.	354,144	7,128,919
Matson Inc.	465,948	37,606,663
Safe Bulkers Inc.(a)(b)	664,974	3,437,916

		61,880,460

Security	Shares	Value

Media — 1.5%
Advantage Solutions Inc.(a)(b)	833,631	$7,210,908
AMC Networks Inc., Class A(a)(b)	154,225	7,185,343
Boston Omaha Corp., Class A(a)(b)	192,143	7,451,306
Clear Channel Outdoor Holdings Inc.(a)(b)	3,631,536	9,841,463
comScore Inc.(a)(b)	737,459	2,876,090
Daily Journal Corp.(a)(b)	12,659	4,055,564
Digital Media Solutions Inc., Class A(a)(b)	16,294	118,132
Emerald Holding Inc.(a)	292,495	1,269,428
Entercom Communications Corp.(a)	1,285,715	4,731,431
Entravision Communications Corp., Class A	646,482	4,590,022
EW Scripps Co. (The), Class A	619,263	11,183,890
Fluent Inc.(a)(b)	479,524	1,088,519
Gannett Co. Inc.(a)	1,523,829	10,179,178
Gray Television Inc.	917,277	20,932,261
Hemisphere Media Group Inc.(a)(b)	179,784	2,189,769
Iheartmedia Inc., Class A(a)(b)	660,099	16,515,677
Integral Ad Science Holding Corp.(a)	94,015	1,939,529
John Wiley & Sons Inc., Class A	467,590	24,412,874
Meredith Corp.(a)	160,705	8,951,269
National CineMedia Inc.	580,851	2,067,830
Scholastic Corp.	287,005	10,231,728
Sinclair Broadcast Group Inc., Class A	421,287	13,346,372
Stagwell Inc.(a)(b)	617,502	4,736,240
TEGNA Inc.	2,395,106	47,231,490
Thryv Holdings Inc.(a)(b)	17,162	515,546
WideOpenWest Inc.(a)	215,143	4,227,560

		229,079,419

Metals & Mining — 1.6%
Allegheny Technologies Inc.(a)(b)	537,457	8,937,910
Arconic Corp.(a)(b)	1,196,351	37,732,910
Carpenter Technology Corp.	515,517	16,878,027
Century Aluminum Co.(a)(b)	526,071	7,075,655
Coeur Mining Inc.(a)(b)	873,746	5,391,013
Commercial Metals Co.	1,293,254	39,392,517
Constellium SE(a)(b)	1,330,882	24,993,964
Ferroglobe PLC(a)(d)	532,035	5
Gatos Silver Inc.(a)	78,467	912,571
Haynes International Inc.	138,756	5,168,661
Hecla Mining Co.	4,059,522	22,327,371
Kaiser Aluminum Corp.	150,489	16,397,281
Materion Corp.	134,706	9,246,220
Olympic Steel Inc.	103,905	2,531,126
PolyMet Mining Corp.(a)(b)	177,303	540,774
Ryerson Holding Corp.	67,040	1,492,981
Schnitzer Steel Industries Inc., Class A	257,196	11,267,757
SunCoke Energy Inc.	904,382	5,679,519
TimkenSteel Corp.(a)(b)	505,157	6,607,454
Warrior Met Coal Inc.	499,460	11,622,434
Worthington Industries Inc.	365,887	19,282,245

		253,478,395

Mortgage Real Estate Investment — 2.6%
AFC Gamma Inc.	92,597	1,998,243
Angel Oak Mortgage Inc.	64,834	1,097,640
Apollo Commercial Real Estate Finance Inc.	1,526,259	22,634,421
Arbor Realty Trust Inc.	1,471,471	27,266,358
Ares Commercial Real Estate Corp.	467,302	7,046,914
ARMOUR Residential REIT Inc.	889,074	9,584,218
Blackstone Mortgage Trust Inc., Class A	1,603,263	48,610,934
BrightSpire Capital Inc.	919,348	8,632,678

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Broadmark Realty Capital Inc.	1,398,182	$13,786,074
Capstead Mortgage Corp.	1,012,109	6,771,009
Chimera Investment Corp.	2,555,939	37,955,694
Dynex Capital Inc.	358,493	6,194,759
Ellington Financial Inc.	503,973	9,217,666
Granite Point Mortgage Trust Inc.	582,504	7,671,578
Great Ajax Corp.	223,430	3,014,071
Hannon Armstrong Sustainable Infrastructure Capital Inc.	783,260	41,888,745
Invesco Mortgage Capital Inc.	3,148,820	9,918,783
KKR Real Estate Finance Trust Inc.	340,596	7,186,576
Ladder Capital Corp.	1,233,661	13,631,954
MFA Financial Inc.	4,799,392	21,933,221
New York Mortgage Trust Inc.	4,122,646	17,562,472
Orchid Island Capital Inc.	1,310,153	6,406,648
PennyMac Mortgage Investment Trust	854,145	16,818,115
Ready Capital Corp.	618,135	8,919,688
Redwood Trust Inc.	1,228,207	15,831,588
TPG RE Finance Trust Inc.	656,175	8,123,446
Two Harbors Investment Corp.	3,400,496	21,559,145

		401,262,638

Multi-Utilities — 0.7%
Avista Corp.	744,789	29,136,146
Black Hills Corp.	683,574	42,901,104
NorthWestern Corp.	562,538	32,233,427
Unitil Corp.	166,383	7,117,865

		111,388,542

Multiline Retail — 0.7%
Big Lots Inc.	370,675	16,072,468
Dillard’s Inc., Class A	65,367	11,277,115
Franchise Group Inc.	265,194	9,390,520
Macy’s Inc.	3,231,792	73,038,499

		109,778,602

Oil, Gas & Consumable Fuels — 5.7%
Aemetis Inc.(a)(b)	301,191	5,505,771
Alto Ingredients Inc.(a)(b)	823,088	4,066,055
Altus Midstream Co., Class A(b)	31,676	2,186,594
Antero Resources Corp.(a)(b)	2,725,042	51,258,040
Arch Resources Inc.(a)	130,929	12,143,665
Berry Corp.	748,955	5,399,966
Bonanza Creek Energy Inc.	333,778	15,987,966
Brigham Minerals Inc., Class A	474,026	9,082,338
California Resources Corp.(a)(b)	894,875	36,689,875
Callon Petroleum Co.(a)(b)	57,750	2,834,370
Centennial Resource Development Inc./DE, Class A(a)(b)	1,702,251	11,405,082
Centrus Energy Corp., Class A(a)	102,332	3,956,155
Chesapeake Energy Corp.	1,070,083	65,906,412
Clean Energy Fuels Corp.(a)(b)	1,679,755	13,690,003
CNX Resources Corp.(a)	2,335,943	29,479,601
Comstock Resources Inc.(a)(b)	990,589	10,252,596
CONSOL Energy Inc.(a)(b)	369,023	9,601,978
CVR Energy Inc.	345,585	5,757,446
Delek U.S. Holdings Inc.	733,916	13,188,471
DHT Holdings Inc.	1,542,648	10,073,491
Dorian LPG Ltd.	272,775	3,385,138
Earthstone Energy Inc., Class A(a)(b)	220,667	2,030,136
Energy Fuels Inc./Canada(a)(b)	223,896	1,571,750
Equitrans Midstream Corp.	4,415,164	44,769,763

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Escrow PetroCorp.(a)(d)	19,086	$0	(e)
Extraction Oil & Gas Inc.(a)	101,636	5,737,352
Falcon Minerals Corp.	98,407	462,513
Frontline Ltd./Bermuda	1,288,478	12,073,039
Gevo Inc.(a)(b)	2,134,788	14,174,992
Golar LNG Ltd.(a)(b)	1,115,709	14,470,746
Green Plains Inc.(a)(b)	384,107	12,541,094
HighPeak Energy Inc.(b)	37,532	337,788
International Seaways Inc.	491,512	8,955,349
Laredo Petroleum Inc.(a)(b)	98,459	7,982,071
Murphy Oil Corp.	1,587,022	39,627,939
Nordic American Tankers Ltd.	1,651,988	4,229,089
Northern Oil and Gas Inc.	563,786	12,065,020
Oasis Petroleum Inc.	31,561	3,137,795
Ovintiv Inc.	2,676,818	88,013,776
Par Pacific Holdings Inc.(a)	90,943	1,429,624
PBF Energy Inc., Class A(a)	1,046,265	13,570,057
PDC Energy Inc.	1,071,467	50,776,821
Peabody Energy Corp.(a)	870,688	12,877,476
Penn Virginia Corp.(a)(b)	168,206	4,486,054
Range Resources Corp.(a)	2,590,341	58,619,417
Renewable Energy Group Inc.(a)(b)	485,002	24,347,100
REX American Resources Corp.(a)(b)	61,178	4,886,287
Riley Exploration Permian Inc.(b)	27,232	639,407
Scorpio Tankers Inc.	529,858	9,823,567
SFL Corp. Ltd.	1,133,187	9,496,107
SM Energy Co.	1,295,429	34,173,417
Talos Energy Inc.(a)(b)	336,506	4,633,688
Teekay Corp.(a)	713,766	2,612,384
Teekay Tankers Ltd., Class A(a)	249,439	3,624,349
Ur-Energy Inc.(a)	150,837	259,440
W&T Offshore Inc.(a)(b)	1,031,587	3,837,504
Whiting Petroleum Corp.(a)(b)	426,522	24,913,150
World Fuel Services Corp.	691,278	23,240,766

		882,277,840

Paper & Forest Products — 0.4%
Clearwater Paper Corp.(a)(b)	177,917	6,819,559
Domtar Corp.(a)	536,880	29,281,435
Glatfelter Corp.	469,885	6,625,379
Neenah Inc.	181,748	8,471,274
Schweitzer-Mauduit International Inc.	338,842	11,744,264
Verso Corp., Class A	293,371	6,087,448

		69,029,359

Personal Products — 0.3%
Beauty Health Co. (The)(a)(b)	79,516	2,065,030
BellRing Brands Inc., Class A(a)(b)	146,857	4,515,853
Edgewell Personal Care Co.	587,982	21,343,747
Honest Co. Inc. (The)(a)(b)	77,724	806,775
Nature’s Sunshine Products Inc.	119,889	1,756,374
Nu Skin Enterprises Inc., Class A	297,991	12,059,696
Revlon Inc., Class A(a)(b)	88,480	894,533
Veru Inc.(a)(b)	190,008	1,620,768

		45,062,776

Pharmaceuticals — 1.0%
Amphastar Pharmaceuticals Inc.(a)	281,289	5,347,304
ANI Pharmaceuticals Inc.(a)(b)	105,803	3,472,455
Atea Pharmaceuticals Inc.(a)	637,137	22,338,023
Athira Pharma Inc.(a)	361,199	3,388,047
Avalo Therapeutics Inc.(a)	46,021	100,326

102	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Cara Therapeutics Inc.(a)(b)	481,342	$7,436,734
Citius Pharmaceuticals Inc.(a)(b)	1,273,046	2,584,283
CorMedix Inc.(a)(b)	387,577	1,802,233
Cymabay Therapeutics Inc.(a)(b)	770,937	2,813,920
Cyteir Therapeutics Inc.(a)(b)	33,733	592,014
Endo International PLC(a)(b)	2,512,267	8,139,745
EyePoint Pharmaceuticals Inc.(a)(b)	218,409	2,275,822
Fulcrum Therapeutics Inc.(a)	287,305	8,104,874
Ikena Oncology Inc.(a)(b)	97,634	1,232,141
Innoviva Inc.(a)(b)	407,220	6,804,646
Kala Pharmaceuticals Inc.(a)(b)	174,539	457,292
KemPharm Inc.(a)(b)	159,262	1,485,915
NGM Biopharmaceuticals Inc.(a)(b)	309,844	6,512,921
Nuvation Bio Inc.(a)(b)	110,278	1,096,163
Pliant Therapeutics Inc.(a)(b)	24,457	412,834
Prestige Consumer Healthcare Inc.(a)	543,429	30,491,801
Provention Bio Inc.(a)	601,127	3,847,213
Rain Therapeutics Inc.(a)(b)	26,145	391,129
Reata Pharmaceuticals Inc., Class A(a)(b)	39,203	3,944,214
Supernus Pharmaceuticals Inc.(a)(b)	532,424	14,199,748
Tarsus Pharmaceuticals Inc.(a)(b)	20,659	445,201
Terns Pharmaceuticals Inc.(a)(b)	37,850	394,397
Theravance Biopharma Inc.(a)	52,034	385,052
Zogenix Inc.(a)(b)	600,973	9,128,780

		149,625,227

Professional Services — 1.1%
Acacia Research Corp.(a)(b)	534,585	3,629,832
ASGN Inc.(a)(b)	59,986	6,786,816
Atlas Technical Consultants Inc.(a)(b)	123,472	1,255,710
Barrett Business Services Inc.	79,933	6,095,691
CBIZ Inc.(a)(b)	542,178	17,534,036
CRA International Inc.	12,477	1,239,465
First Advantage Corp.(a)(b)	20,955	399,193
GP Strategies Corp.(a)(b)	138,705	2,871,193
Heidrick & Struggles International Inc.	120,152	5,362,384
Huron Consulting Group Inc.(a)(b)	214,416	11,149,632
ICF International Inc.	200,061	17,863,447
KBR Inc.	188,886	7,442,108
Kelly Services Inc., Class A, NVS	386,816	7,303,086
Korn Ferry	594,583	43,024,026
ManTech International Corp./VA, Class A	297,505	22,586,580
Mistras Group Inc.(a)(b)	217,361	2,208,388
Resources Connection Inc.	345,045	5,444,810
TrueBlue Inc.(a)(b)	380,382	10,300,745
Willdan Group Inc.(a)(b)	24,529	872,987

		173,370,129

Real Estate Management & Development — 0.5%
Forestar Group Inc.(a)	141,106	2,628,805
FRP Holdings Inc.(a)(b)	73,279	4,097,762
Kennedy-Wilson Holdings Inc.	1,302,969	27,258,111
Marcus & Millichap Inc.(a)	230,291	9,354,420
RE/MAX Holdings Inc., Class A	202,022	6,295,006
Realogy Holdings Corp.(a)	1,247,819	21,886,745
RMR Group Inc. (The), Class A	151,870	5,080,051
Tejon Ranch Co.(a)	225,243	4,000,316

		80,601,216

Road & Rail — 0.9%
ArcBest Corp.	274,602	22,454,206
Avis Budget Group Inc.(a)(b)	527,703	61,482,676

Security	Shares	Value

Road & Rail (continued)
Covenant Logistics Group Inc., Class A(a)(b)	132,399	$3,660,832
Heartland Express Inc.	511,148	8,188,591
Marten Transport Ltd.	638,196	10,013,295
PAM Transportation Services Inc.(a)(b)	32,825	1,476,468
U.S. Xpress Enterprises Inc., Class A(a)(b)	301,948	2,605,811
Universal Logistics Holdings Inc.	15,533	311,903
Werner Enterprises Inc.	595,481	26,361,944
Yellow Corp.(a)(b)	525,964	2,971,697

		139,527,423

Semiconductors & Semiconductor Equipment — 0.9%
Alpha & Omega Semiconductor Ltd.(a)(b)	41,324	1,296,334
Amkor Technology Inc.	877,366	21,890,282
AXT Inc.(a)(b)	434,854	3,622,334
Cohu Inc.(a)	65,726	2,099,288
Diodes Inc.(a)(b)	107,448	9,733,714
DSP Group Inc.(a)	242,571	5,314,731
FormFactor Inc.(a)(b)	104,609	3,905,054
Ichor Holdings Ltd.(a)	104,183	4,280,880
NeoPhotonics Corp.(a)(b)	553,370	4,819,853
NVE Corp.	1,700	108,749
Onto Innovation Inc.(a)	358,289	25,886,380
PDF Solutions Inc.(a)	320,811	7,391,486
Photronics Inc.(a)	649,002	8,845,897
Rambus Inc.(a)(b)	1,176,127	26,110,019
SkyWater Technology Inc.(a)(b)	5,302	144,214
SunPower Corp.(a)(b)	183,766	4,167,813
Veeco Instruments Inc.(a)(b)	541,330	12,022,939

		141,639,967

Software — 1.4%
A10 Networks Inc.(a)	111,146	1,498,248
Agilysys Inc.(a)	21,992	1,151,501
Alkami Technology Inc.(a)(b)	3,630	89,588
American Software Inc./GA, Class A	75,934	1,803,433
Asana Inc., Class A(a)(b)	65,217	6,772,133
Benefitfocus Inc.(a)(b)	72,179	801,187
Bottomline Technologies DE Inc.(a)	397,143	15,599,777
ChannelAdvisor Corp.(a)(b)	92,419	2,331,731
Cleanspark Inc.(a)(b)	367,552	4,259,928
Cloudera Inc.(a)	979,365	15,640,459
Couchbase Inc.(a)(b)	25,422	790,878
CS Disco Inc.(a)	76,645	3,674,361
E2open Parent Holdings Inc.(a)	1,764,034	19,933,584
Ebix Inc.	292,316	7,872,070
eGain Corp.(a)(b)	129,628	1,322,206
Envestnet Inc.(a)	35,967	2,885,992
EverCommerce Inc.(a)	40,513	668,059
GTY Technology Holdings Inc.(a)(b)	363,623	2,734,445
Instructure Holdings Inc.(a)(b)	107,933	2,438,206
Intapp Inc.(a)(b)	24,270	625,195
InterDigital Inc.	200,589	13,603,946
Kaltura Inc.(a)(b)	84,407	868,548
Marathon Digital Holdings Inc.(a)(b)	972,534	30,712,624
MeridianLink Inc.(a)(b)	29,408	657,563
Model N Inc.(a)	32,110	1,075,685
ON24 Inc.(a)	100,306	2,000,102
Ping Identity Holding Corp.(a)(b)	535,042	13,145,982
QAD Inc., Class A	16,549	1,446,217
Rekor Systems Inc.(a)(b)	121,134	1,391,830
SecureWorks Corp., Class A(a)	108,970	2,166,324

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Smith Micro Software Inc.(a)(b)	459,896	$2,225,897
Verint Systems Inc.(a)(b)	698,116	31,268,616
VirnetX Holding Corp.(a)(b)	670,360	2,627,811
Xperi Holding Corp.	1,136,976	21,420,628

		217,504,754

Specialty Retail — 1.8%
Aaron’s Co. Inc. (The)	351,934	9,692,262
Abercrombie & Fitch Co., Class A(a)	609,630	22,940,377
Academy Sports & Outdoors Inc.(a)(b)	839,335	33,590,187
America’s Car-Mart Inc./TX(a)(b)	10,351	1,208,790
Barnes & Noble Education Inc.(a)(b)	423,449	4,230,256
Bed Bath & Beyond Inc.(a)	1,012,165	17,485,150
Big 5 Sporting Goods Corp.	228,976	5,275,607
Buckle Inc. (The)	16,543	654,937
CarLotz Inc.(a)(b)	753,858	2,872,199
Cato Corp. (The), Class A	218,244	3,609,756
Chico’s FAS Inc.(a)	1,039,692	4,668,217
Conn’s Inc.(a)(b)	193,510	4,417,833
Container Store Group Inc. (The)(a)(b)	357,257	3,401,087
Genesco Inc.(a)(b)	160,050	9,239,686
Group 1 Automotive Inc.	190,476	35,786,631
Guess? Inc.	380,486	7,994,011
Haverty Furniture Companies Inc.	104,869	3,535,134
Hibbett Inc.	30,753	2,175,467
Lazydays Holdings Inc.(a)(b)	80,113	1,709,611
Lumber Liquidators Holdings Inc.(a)(b)	310,019	5,791,155
MarineMax Inc.(a)(b)	108,827	5,280,286
Monro Inc.	138,671	7,974,969
ODP Corp. (The)(a)	517,187	20,770,230
Rent-A-Center Inc./TX	47,876	2,691,110
Shift Technologies Inc.(a)(b)	535,130	3,713,802
Shoe Carnival Inc.	17,523	568,096
Signet Jewelers Ltd.	125,134	9,880,581
Sleep Number Corp.(a)(b)	128,827	12,042,748
Sonic Automotive Inc., Class A	237,842	12,496,219
Tilly’s Inc., Class A	255,057	3,573,349
Torrid Holdings Inc.(a)(b)	106,727	1,646,798
TravelCenters of America Inc.(a)(b)	137,466	6,844,432
Urban Outfitters Inc.(a)	220,599	6,549,584
Winmark Corp.	24,783	5,329,088
Zumiez Inc.(a)(b)	238,341	9,476,438

		289,116,083

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)	116,979	3,225,111
Eastman Kodak Co.(a)(b)	27,122	184,701
Quantum Corp.(a)(b)	610,400	3,161,872
Super Micro Computer Inc.(a)(b)	465,049	17,006,842
Turtle Beach Corp.(a)(b)	30,180	839,607

		24,418,133

Textiles, Apparel & Luxury Goods — 0.3%
Fossil Group Inc.(a)(b)	524,419	6,214,365
G-III Apparel Group Ltd.(a)(b)	477,732	13,519,816
Movado Group Inc.	173,454	5,462,066
Oxford Industries Inc.	160,805	14,499,787
Rocky Brands Inc.	70,292	3,346,602
Superior Group of Companies Inc.	96,525	2,248,067
Unifi Inc.(a)	141,874	3,111,297
Vera Bradley Inc.(a)(b)	285,150	2,683,262

		51,085,262

Security	Shares	Value

Thrifts & Mortgage Finance — 3.2%
Axos Financial Inc.(a)	562,709	$29,002,022
Blue Foundry Bancorp(a)(b)	277,696	3,829,428
Bridgewater Bancshares Inc.(a)(b)	186,578	3,266,981
Capitol Federal Financial Inc.	1,419,300	16,307,757
Columbia Financial Inc.(a)	275,281	5,092,699
Essent Group Ltd.	1,197,621	52,707,300
Federal Agricultural Mortgage Corp., Class C, NVS	98,237	10,660,679
Finance of America Companies Inc., Class A(a)(b)	374,645	1,854,493
Flagstar Bancorp. Inc.	561,869	28,531,708
FS Bancorp. Inc.	81,054	2,805,279
Hingham Institution For Savings (The)	14,958	5,036,359
Home Bancorp. Inc.	84,116	3,253,607
Home Point Capital Inc.	73,386	302,350
HomeStreet Inc.	190,074	7,821,545
Kearny Financial Corp./MD	563,012	6,998,239
Luther Burbank Corp.	169,857	2,277,782
Merchants Bancorp./IN	108,701	4,290,429
Meridian Bancorp. Inc.	508,574	10,557,996
Meta Financial Group Inc.	241,442	12,670,876
Mr Cooper Group Inc.(a)	764,370	31,469,113
NMI Holdings Inc., Class A(a)(b)	854,883	19,328,905
Northfield Bancorp. Inc.	494,019	8,477,366
Northwest Bancshares Inc.	1,273,051	16,906,117
Ocwen Financial Corp.(a)	89,527	2,518,395
PCSB Financial Corp.	156,021	2,877,027
PennyMac Financial Services Inc.	357,008	21,823,899
Pioneer Bancorp. Inc./NY(a)(b)	148,810	1,880,958
Premier Financial Corp.	401,152	12,772,680
Provident Bancorp. Inc.	173,704	2,782,738
Provident Financial Services Inc.	823,374	19,324,588
Radian Group Inc.	2,024,924	46,006,273
Southern Missouri Bancorp. Inc.	85,524	3,839,172
TrustCo Bank Corp. NY	193,759	6,194,475
Velocity Financial Inc.(a)(b)	80,695	1,061,946
Walker & Dunlop Inc.	285,149	32,364,412
Washington Federal Inc.	737,466	25,302,458
Waterstone Financial Inc.	234,081	4,796,320
WSFS Financial Corp.	508,639	26,098,267

		493,092,638

Tobacco — 0.2%
Universal Corp./VA	261,853	12,655,355
Vector Group Ltd.	1,336,613	17,041,816

		29,697,171

Trading Companies & Distributors — 1.7%
Alta Equipment Group Inc.(a)	164,153	2,253,821
Beacon Roofing Supply Inc.(a)(b)	151,030	7,213,193
Boise Cascade Co.	334,622	18,062,896
CAI International Inc.	135,426	7,571,668
Custom Truck One Source Inc.(a)(b)	331,983	3,097,401
DXP Enterprises Inc./TX(a)	195,335	5,776,056
GATX Corp.	378,722	33,918,342
Global Industrial Co.	33,401	1,265,564
GMS Inc.(a)	463,018	20,280,188
McGrath RentCorp.	80,737	5,809,027
MRC Global Inc.(a)	875,921	6,429,260
NOW Inc.(a)	1,203,480	9,206,622
Rush Enterprises Inc., Class A	449,830	20,314,323
Rush Enterprises Inc., Class B	81,500	3,730,255
Textainer Group Holdings Ltd.(a)(b)	449,026	15,675,498

104	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Titan Machinery Inc.(a)(b)	214,090	$5,547,072
Triton International Ltd.	722,810	37,615,032
Veritiv Corp.(a)(b)	159,311	14,267,893
WESCO International Inc.(a)(b)	395,347	45,591,416
Willis Lease Finance Corp.(a)	27,110	1,008,221

		264,633,748

Water Utilities — 0.6%
American States Water Co.	192,048	16,423,945
Artesian Resources Corp., Class A, NVS	84,807	3,237,083
Cadiz Inc.(a)(b)	203,189	1,430,451
California Water Service Group	558,772	32,928,434
Middlesex Water Co.	116,296	11,952,903
Pure Cycle Corp.(a)	14,811	197,134
SJW Group	296,874	19,611,497
York Water Co. (The)	51,024	2,228,728

		88,010,175

Wireless Telecommunication Services — 0.3%
Gogo Inc.(a)(b)	591,901	10,239,887
Shenandoah Telecommunications Co.	344,754	10,887,331
Telephone and Data Systems Inc.	1,093,465	21,322,568
U.S. Cellular Corp.(a)(b)	166,268	5,302,287

		47,752,073

Total Common Stocks — 99.7% (Cost: $14,125,829,629)		15,531,441,691

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)	42,563	304,325
Whiting Petroleum Corp., (Expires 09/01/25)(a)	21,281	153,649

		457,974

Total Warrants — 0.0% (Cost: $5,241,813)		457,974

Corporate Bonds & Notes

Capital Markets — 0.0%
GAMCO Investors Inc., 4.00%, 06/15/23(f)	28,000	27,862

Total Corporate Bonds & Notes — 0.0% (Cost: $28,000)		27,862

Security	Shares	Value

Short-Term Investments

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(g)(h)(i)	1,025,117,887	$1,025,630,446
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	27,960,000	27,960,000

		1,053,590,446

Total Short-Term Investments — 6.8% (Cost: $1,053,315,467)		1,053,590,446

Total Investments Before Investments Sold Short — 106.5% (Cost: $15,184,414,909)		16,585,517,973

Investments In Securities Sold Short

Common Stocks — (0.0%)
PDL BioPharma Inc.(a)(d)	(1,188)	(2,494)

Total Investments Sold Short (Proceeds $(2,907))		(2,494)

Total Investments, Net of Investments Sold Short — 106.5% (Cost: $15,184,412,002)		16,585,515,479

Other Assets, Less Liabilities — (6.5)%		(1,014,841,100)

Net Assets — 100.0%		$15,570,674,379

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$911,918,766	$113,789,165	(a)	$—	$(34,722)	$(42,763)	$1,025,630,446	1,025,117,887	$2,960,567	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,210,000	22,750,000	(a)	—	—	—	27,960,000	27,960,000	1,090		—

					$(34,722)	$(42,763)	$1,053,590,446		$2,961,657		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	378	12/17/21	$41,595	$(44,837)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$44,837

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$7,820

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(52,034)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$40,186,195

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

106	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2000 Value ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,531,384,146	$—	$57,545	$15,531,441,691
Warrants	457,974	—	—	457,974
Corporate Bonds & Notes	—	27,862	—	27,862
Money Market Funds	1,053,590,446	—	—	1,053,590,446
Liabilities
Common Stocks	—	—	(2,494)	(2,494)

	$16,585,432,566	$27,862	$55,051	$16,585,515,479

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(44,837)	$—	$—	$(44,837)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	107

Statements of Assets and Liabilities (unaudited)

September 30, 2021

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF	iShares Russell 1000 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$891,137,875	$4,069,764,247	$1,167,862,328	$29,509,916,018
Affiliated(c)	5,449,616	51,624,888	18,098,355	385,722,418
Cash	1,683	3,947	4,965	310,804
Cash pledged:
Futures contracts	82,000	291,000	117,000	2,851,000

Receivables:
Investments sold	—	3,430	—	—
Securities lending income — Affiliated	384	3,415	46	64,100
Dividends	493,464	1,177,254	991,134	18,957,669

Total assets	897,165,022	4,122,868,181	1,187,073,828	29,917,822,009

LIABILITIES
Collateral on securities loaned, at value	688,022	46,388,888	5,478,426	260,424,323
Payables:
Investments purchased	—	—	—	932,524
Variation margin on futures contracts	18,214	64,966	26,050	662,564
Capital shares redeemed	—	10,914	—	104,910
Investment advisory fees	122,779	701,036	195,867	3,801,040

Total liabilities	829,015	47,165,804	5,700,343	265,925,361

NET ASSETS	$896,336,007	$4,075,702,377	$1,181,373,485	$29,651,896,648

NET ASSETS CONSIST OF:
Paid-in capital	$648,718,467	$2,526,688,784	$958,874,948	$20,607,698,197
Accumulated earnings	247,617,540	1,549,013,593	222,498,537	9,044,198,451

NET ASSETS	$896,336,007	$4,075,702,377	$1,181,373,485	$29,651,896,648

Shares outstanding	8,700,000	26,700,000	18,000,000	122,650,000

Net asset value	$103.03	$152.65	$65.63	$241.76

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$663,436	$45,691,486	$5,353,144	$249,178,847
(b) Investments, at cost — Unaffiliated	$691,337,618	$2,664,206,794	$983,270,132	$20,775,072,391
(c) Investments, at cost — Affiliated	$4,320,502	$51,624,888	$14,538,453	$351,470,086

See notes to financial statements.

108	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2021

	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$71,317,771,710	$52,731,050,000	$66,836,780,230	$11,858,384,344
Affiliated(c)	921,593,576	772,761,272	6,913,600,535	1,676,080,178
Cash	316,584	362,317	5,942	4,695
Cash pledged:
Futures contracts	5,611,840	6,607,740	5,236,000	1,192,000

Receivables:
Investments sold	4,000	—	720,427	1,845
Securities lending income — Affiliated	207,734	65,296	3,111,388	769,635
Capital shares sold	194,537	264,210	20,870,057	800,633
Dividends	19,458,864	54,616,977	49,195,387	1,785,133

Total assets	72,265,158,845	53,565,727,812	73,829,519,966	13,539,018,463

LIABILITIES
Collateral on securities loaned, at value	830,087,230	376,269,763	6,833,525,813	1,655,634,513
Payables:
Investments purchased	—	1,559,723	24,974,852	489,885
Variation margin on futures contracts	486,220	1,770,531	711,673	177,414
Capital shares redeemed	672,614	—	61,488,117	1,845
Investment advisory fees	11,300,483	8,236,638	10,378,248	2,334,104

Total liabilities	842,546,547	387,836,655	6,931,078,703	1,658,637,761

NET ASSETS	$71,422,612,298	$53,177,891,157	$66,898,441,263	$11,880,380,702

NET ASSETS CONSIST OF:
Paid-in capital	$38,044,529,099	$44,582,213,024	$78,661,082,024	$10,706,278,108
Accumulated earnings (loss)	33,378,083,199	8,595,678,133	(11,762,640,761)	1,174,102,594

NET ASSETS	$71,422,612,298	$53,177,891,157	$66,898,441,263	$11,880,380,702

Shares outstanding	260,500,000	339,650,000	305,900,000	40,450,000

Net asset value	$274.18	$156.57	$218.69	$293.71

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$832,075,517	$334,621,459	$6,662,875,114	$1,612,055,436
(b) Investments, at cost — Unaffiliated	$42,776,950,627	$43,440,724,871	$75,127,696,980	$10,450,972,635
(c) Investments, at cost — Affiliated	$920,970,484	$635,770,587	$6,910,823,638	$1,675,283,838

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	109

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2021

iShares Russell 2000 Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$15,531,927,527
Affiliated(c)	1,053,590,446
Cash	4,641
Cash pledged:
Futures contracts	2,730,000

Receivables:
Investments sold	5,443
Securities lending income — Affiliated	466,886
Dividends	20,956,458

Total assets	16,609,681,401

LIABILITIES
Investments sold short at value(d)	2,494
Collateral on securities loaned, at value	1,025,276,228
Payables:
Investments purchased	10,324,599
Variation margin on futures contracts	398,780
Capital shares redeemed	4,270
Investment advisory fees	3,000,651

Total liabilities	1,039,007,022

NET ASSETS	$15,570,674,379

NET ASSETS CONSIST OF:
Paid-in capital	$14,061,074,758
Accumulated earnings	1,509,599,621

NET ASSETS	$15,570,674,379

Shares outstanding	97,250,000

Net asset value	$160.11

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$1,003,998,019
(b) Investments, at cost — Unaffiliated	$14,131,099,442
(c) Investments, at cost — Affiliated	$1,053,315,467
(d) Proceeds received from investments sold short	$2,907

See notes to financial statements.

110	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2021

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF	iShares Russell 1000 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$6,387,745	$15,529,606	$12,210,407	$199,246,834
Dividends — Affiliated	38,448	205	107,630	871,177
Securities lending income — Affiliated — net	2,811	16,227	195	530,643
Foreign taxes withheld	(758)	(1,679)	(1,452)	(27,455)

Total investment income	6,428,246	15,544,359	12,316,780	200,621,199

EXPENSES
Investment advisory fees	713,155	3,954,263	1,177,325	22,333,258

Total expenses	713,155	3,954,263	1,177,325	22,333,258

Net investment income	5,715,091	11,590,096	11,139,455	178,287,941

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,275,571)	(7,950,855)	(4,220,245)	(31,100,496)
Investments — Affiliated	(960)	2,315	9,531	190,157
In-kind redemptions — Unaffiliated	59,298,861	228,447,398	80,770,558	1,048,022,117
In-kind redemptions — Affiliated	282,378	—	776,860	3,663,476
Futures contracts	238,434	689,487	392,746	7,399,173

Net realized gain	58,543,142	221,188,345	77,729,450	1,028,174,427

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	18,201,950	247,115,784	(40,430,503)	1,167,959,362
Investments — Affiliated	103,348	—	381,719	5,268,790
Futures contracts	(68,409)	(271,240)	(93,787)	(2,359,600)

Net change in unrealized appreciation (depreciation)	18,236,889	246,844,544	(40,142,571)	1,170,868,552

Net realized and unrealized gain	76,780,031	468,032,889	37,586,879	2,199,042,979

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,495,122	$479,622,985	$48,726,334	$2,377,330,920

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	111

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2021

	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$257,872,259	$530,286,346	$324,429,504	$26,619,848
Dividends — Affiliated	3,854	3,219,244	5,673	750
Securities lending income — Affiliated — net	1,698,988	570,172	17,637,824	4,161,526
Foreign taxes withheld	(28,824)	(77,100)	(691,115)	(56,849)

Total investment income	259,546,277	533,998,662	341,381,886	30,725,275

EXPENSES
Investment advisory fees	64,608,002	49,980,192	63,382,201	14,068,591

Total expenses	64,608,002	49,980,192	63,382,201	14,068,591

Net investment income	194,938,275	484,018,470	277,999,685	16,656,684

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(111,202,608)	630,443,817	(1,130,785,734)	339,890,221
Investments — Affiliated	92,737	380,938	(233,310)	(42,814)
In-kind redemptions — Unaffiliated	6,485,434,795	2,053,375,448	6,539,918,725	799,141,157
In-kind redemptions — Affiliated	—	12,526,620	—	—
Futures contracts	17,038,580	10,951,178	(4,667,014)	(3,855)

Net realized gain	6,391,363,504	2,707,678,001	5,404,232,667	1,138,984,709

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,584,869,740	(990,010,016)	(5,905,862,052)	(1,414,554,813)
Investments — Affiliated	(157,891)	21,041,918	(457,356)	(142,274)
Futures contracts	(5,807,088)	(3,557,357)	2,342,428	500,574

Net change in unrealized appreciation (depreciation)	1,578,904,761	(972,525,455)	(5,903,976,980)	(1,414,196,513)

Net realized and unrealized gain (loss)	7,970,268,265	1,735,152,546	(499,744,313)	(275,211,804)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,165,206,540	$2,219,171,016	$(221,744,628)	$(258,555,120)

See notes to financial statements.

112	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2021

iShares Russell 2000 Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$121,696,938
Dividends — Affiliated	1,090
Securities lending income — Affiliated — net	2,960,567
Foreign taxes withheld	(253,864)

Total investment income	124,404,731

EXPENSES
Investment advisory fees	19,157,831

Total expenses	19,157,831

Net investment income	105,246,900

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(10,150,524)
Investments — Affiliated	(34,722)
In-kind redemptions — Unaffiliated	1,895,966,474
Futures contracts	7,820

Net realized gain	1,885,789,048

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,756,821,151)
Investments — Affiliated	(42,763)
Futures contracts	(52,034)
Short sales — Unaffiliated	441

Net change in unrealized appreciation (depreciation)	(1,756,915,507)

Net realized and unrealized gain	128,873,541

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$234,120,441

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	113

Statements of Changes in Net Assets

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,715,091	$11,229,444	$11,590,096	$22,947,783
Net realized gain	58,543,142	69,341,229	221,188,345	257,612,587
Net change in unrealized appreciation (depreciation)	18,236,889	222,490,850	246,844,544	935,040,813

Net increase in net assets resulting from operations	82,495,122	303,061,523	479,622,985	1,215,601,183

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,592,549)	(11,376,261)	(11,408,059)	(23,069,276)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(46,486,752)	204,991,457	77,592,142	658,760,357

NET ASSETS
Total increase in net assets	30,415,821	496,676,719	545,807,068	1,851,292,264
Beginning of period	865,920,186	369,243,467	3,529,895,309	1,678,603,045

End of period	$896,336,007	$865,920,186	$4,075,702,377	$3,529,895,309

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

114	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,139,455	$17,327,180	$178,287,941	$340,773,248
Net realized gain (loss)	77,729,450	(14,585,264)	1,028,174,427	1,663,056,836
Net change in unrealized appreciation (depreciation)	(40,142,571)	291,606,091	1,170,868,552	8,576,071,074

Net increase in net assets resulting from operations	48,726,334	294,348,007	2,377,330,920	10,579,901,158

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,876,921)	(17,442,740)	(169,410,245)	(354,009,239)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(10,413,099)	487,305,987	296,124,530	(1,002,936,822)

NET ASSETS
Total increase in net assets	27,436,314	764,211,254	2,504,045,205	9,222,955,097
Beginning of period	1,153,937,171	389,725,917	27,147,851,443	17,924,896,346

End of period	$1,181,373,485	$1,153,937,171	$29,651,896,648	$27,147,851,443

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	115

Statements of Changes in Net Assets (continued)

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$194,938,275	$419,262,223	$484,018,470	$834,972,032
Net realized gain (loss)	6,391,363,504	8,071,587,640	2,707,678,001	(19,759,618)
Net change in unrealized appreciation (depreciation)	1,578,904,761	17,672,083,409	(972,525,455)	16,214,766,531

Net increase in net assets resulting from operations	8,165,206,540	26,162,933,272	2,219,171,016	17,029,978,945

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(194,578,814)	(411,316,899)	(474,194,584)	(827,083,590)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	296,060,438	(5,430,037,516)	324,350,047	3,729,878,540

NET ASSETS
Total increase in net assets	8,266,688,164	20,321,578,857	2,069,326,479	19,932,773,895
Beginning of period	63,155,924,134	42,834,345,277	51,108,564,678	31,175,790,783

End of period	$71,422,612,298	$63,155,924,134	$53,177,891,157	$51,108,564,678

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

116	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$277,999,685	$479,566,961	$16,656,684	$41,988,208
Net realized gain	5,404,232,667	8,154,534,099	1,138,984,709	704,281,225
Net change in unrealized appreciation (depreciation)	(5,903,976,980)	20,703,456,728	(1,414,196,513)	5,187,588,362

Net increase (decrease) in net assets resulting from operations	(221,744,628)	29,337,557,788	(258,555,120)	5,933,857,795

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(314,861,868)	(551,110,344)	(17,162,646)	(48,359,274)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,868,539,594)	7,914,467,041	73,816,681	(740,112,140)

NET ASSETS
Total increase (decrease) in net assets	(2,405,146,090)	36,700,914,485	(201,901,085)	5,145,386,381
Beginning of period	69,303,587,353	32,602,672,868	12,082,281,787	6,936,895,406

End of period	$66,898,441,263	$69,303,587,353	$11,880,380,702	$12,082,281,787

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	117

Statements of Changes in Net Assets (continued)

	iShares Russell 2000 Value ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$105,246,900	$154,540,658
Net realized gain (loss)	1,885,789,048	(31,238,749)
Net change in unrealized appreciation (depreciation)	(1,756,915,507)	6,566,945,191

Net increase in net assets resulting from operations	234,120,441	6,690,247,100

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(114,779,915)	(177,203,668)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(867,981,658)	3,198,739,480

NET ASSETS
Total increase (decrease) in net assets	(748,641,132)	9,711,782,912
Beginning of period	16,319,315,511	6,607,532,599

End of period	$15,570,674,379	$16,319,315,511

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

118	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$94.64		$61.54	$65.66	$60.63	$53.88	$46.83

Net investment income(a)	0.62		1.23	1.28	1.21	1.08	1.00
Net realized and unrealized gain (loss)(b)	8.40		33.09	(3.94)	4.97	6.71	7.06

Net increase (decrease) from investment operations	9.02		34.32	(2.66)	6.18	7.79	8.06

Distributions(c)
From net investment income		(0.63)	(1.22)	(1.46)	(1.15)	(1.04)	(1.01)

Total distributions		(0.63)	(1.22)	(1.46)	(1.15)	(1.04)	(1.01)

Net asset value, end of period	$103.03		$94.64	$61.54	$65.66	$60.63	$53.88

Total Return(d)
Based on net asset value	9.53	%(e)	56.06%	(4.24)%	10.27%	14.55%	17.38%

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.20	%(f)	1.48%	1.82%	1.91%	1.84%	2.01%

Supplemental Data
Net assets, end of period (000)	$896,336		$865,920	$369,243	$213,382	$136,411	$102,364

Portfolio turnover rate(g)	3	%(e)	5%	5%	5%	5%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$134.47		$84.14	$82.24	$73.61	$61.44	$53.74

Net investment income(a)	0.44		0.93	1.04	1.00	0.92	0.86
Net realized and unrealized gain(b)	18.17		50.31	1.90	8.60	12.18	7.69

Net increase from investment operations	18.61		51.24	2.94	9.60	13.10	8.55

Distributions(c)
From net investment income		(0.43)	(0.91)	(1.04)	(0.97)	(0.93)	(0.85)

Total distributions		(0.43)	(0.91)	(1.04)	(0.97)	(0.93)	(0.85)

Net asset value, end of period	$152.65		$134.47	$84.14	$82.24	$73.61	$61.44

Total Return(d)
Based on net asset value	13.84	%(e)	61.04%	3.55%	13.11%	21.43%	16.06%

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.59	%(f)	0.77%	1.16%	1.27%	1.33%	1.52%

Supplemental Data
Net assets, end of period (000)	$4,075,702		$3,529,895	$1,678,603	$1,377,486	$978,981	$847,921

Portfolio turnover rate(g)	9	%(e)	11%	20%	15%	11%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

120	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$63.58		$44.04	$52.57	$50.39	$48.20	$41.57

Net investment income(a)	0.63		1.26	1.40	1.31	1.17	1.10
Net realized and unrealized gain (loss)(b)	2.03		19.49	(8.38)	2.13	2.15	6.59

Net increase (decrease) from investment operations	2.66		20.75	(6.98)	3.44	3.32	7.69

Distributions(c)
From net investment income		(0.61)	(1.21)	(1.55)	(1.26)	(1.13)	(1.06)

Total distributions		(0.61)	(1.21)	(1.55)	(1.26)	(1.13)	(1.06)

Net asset value, end of period	$65.63		$63.58	$44.04	$52.57	$50.39	$48.20

Total Return(d)
Based on net asset value	4.17	%(e)	47.63%	(13.72)%	6.92%	6.93%	18.68%

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.89	%(f)	2.31%	2.56%	2.54%	2.33%	2.44%

Supplemental Data
Net assets, end of period (000)	$1,181,373		$1,153,937	$389,726	$425,831	$284,724	$226,520

Portfolio turnover rate(g)	14	%(e)	17%	17%	14%	13%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	121

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19		Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$223.72		$141.59	$157.27	$146.79		$131.25	$114.08

Net investment income(a)	1.45		2.74	2.96	2.74		2.50	2.30
Net realized and unrealized gain (loss)(b)	17.97		82.26	(15.46)	10.60		15.54	17.21

Net increase (decrease) from investment operations	19.42		85.00	(12.50)	13.34		18.04	19.51

Distributions(c)
From net investment income		(1.38)	(2.87)	(3.18)	(2.86)		(2.50)	(2.34)

Total distributions		(1.38)	(2.87)	(3.18)	(2.86)		(2.50)	(2.34)

Net asset value, end of period	$241.76		$223.72	$141.59	$157.27		$146.79	$131.25

Total Return(d)
Based on net asset value	8.67	%(e)	60.37%	(8.15)%	9.18	%(f)	13.83%	17.27%

Ratios to Average Net Assets
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%		0.15%	0.15%

Net investment income	1.20	%(g)	1.44%	1.78%	1.80%		1.77%	1.89%

Supplemental Data
Net assets, end of period (000)	$29,651,897		$27,147,851	$17,924,896	$19,312,905		$19,353,884	$17,502,746

Portfolio turnover rate(h)	4	%(e)	5%	5%	6%		4%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

122	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF

	Six Months Ended
	09/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/21	03/31/20	03/31/19	03/31/18	03/31/17

Net asset value, beginning of period	$243.05		$150.69	$151.33	$136.02	$113.76	$99.82

Net investment income(a)	0.76		1.54	1.72	1.69	1.55	1.44
Net realized and unrealized gain (loss)(b)	31.13		92.34	(0.62)	15.31	22.26	13.97

Net increase from investment operations	31.89		93.88	1.10	17.00	23.81	15.41

Distributions(c)
From net investment income		(0.76)	(1.52)	(1.74)	(1.69)	(1.55)	(1.47)

Total distributions		(0.76)	(1.52)	(1.74)	(1.69)	(1.55)	(1.47)

Net asset value, end of period	$274.18		$243.05	$150.69	$151.33	$136.02	$113.76

Total Return(d)
Based on net asset value	13.12	%(e)	62.44%	0.68%	12.57%	21.02%	15.56%

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.19%	0.19%	0.19%	0.20%	0.20%

Net investment income	0.56	%(f)	0.72%	1.05%	1.17%	1.21%	1.38%

Supplemental Data
Net assets, end of period (000)	$71,422,612		$63,155,924	$42,834,345	$42,729,330	$39,975,377	$34,304,520

Portfolio turnover rate(g)	12	%(e)	14%	18%	12%	13%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	123

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF

	Six Months Ended
	09/30/21		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(unaudited)		03/31/21	03/31/20	03/31/19		03/31/18	03/31/17

Net asset value, beginning of period	$151.43		$99.22	$123.48	$119.95		$114.90	$98.82

Net investment income(a)	1.43		2.69	3.14	2.86		2.67	2.49
Net realized and unrealized gain (loss)(b)	5.11		52.15	(23.93)	3.67		5.08	16.08

Net increase (decrease) from investment operations	6.54		54.84	(20.79)	6.53		7.75	18.57

Distributions(c)
From net investment income		(1.40)	(2.63)	(3.47)	(3.00)		(2.70)	(2.49)

Total distributions		(1.40)	(2.63)	(3.47)	(3.00)		(2.70)	(2.49)

Net asset value, end of period	$156.57		$151.43	$99.22	$123.48		$119.95	$114.90

Total Return(d)
Based on net asset value	4.30	%(e)	55.84%	(17.30)%	5.53	%(f)	6.78%	18.96%

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.19%	0.19%	0.19%		0.20%	0.20%

Net investment income	1.79	%(g)	2.15%	2.46%	2.36%		2.23%	2.32%

Supplemental Data
Net assets, end of period (000)	$53,177,891		$51,108,565	$31,175,791	$37,877,550		$36,217,697	$36,504,958

Portfolio turnover rate(h)	15	%(e)	18%	16%	17%		15%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

124	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 ETF

	Six Months Ended
	09/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/21	03/31/20	03/31/19	03/31/18	03/31/17

Net asset value, beginning of period	$220.43		$114.62	$153.10	$151.96	$137.69	$110.74

Net investment income(a)	0.92		1.73	1.83	1.89	1.79	1.78
Net realized and unrealized gain (loss)(b)		(1.63)	106.10	(38.22)	1.18	14.38	27.08

Net increase (decrease) from investment operations		(0.71)	107.83	(36.39)	3.07	16.17	28.86

Distributions(c)
From net investment income		(1.03)	(2.02)	(2.09)	(1.93)	(1.90)	(1.91)

Total distributions		(1.03)	(2.02)	(2.09)	(1.93)	(1.90)	(1.91)

Net asset value, end of period	$218.69		$220.43	$114.62	$153.10	$151.96	$137.69

Total Return(d)
Based on net asset value	(0.34	)%(e)	94.67%	(24.04)%	2.01%	11.80%	26.25%

Ratios to Average Net Assets
Total expenses	0.19	%(f)	0.19%	0.19%	0.19%	0.20%	0.20%

Net investment income	0.82	%(f)	1.01%	1.19%	1.21%	1.23%	1.42%

Supplemental Data
Net assets, end of period (000)	$66,898,441		$69,303,587	$32,602,673	$43,174,723	$41,918,598	$38,092,960

Portfolio turnover rate(g)	17	%(e)	20%	18%	22%	16%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	125

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF

	Six Months Ended
	09/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/21	03/31/20	03/31/19	03/31/18	03/31/17

Net asset value, beginning of period	$300.18		$158.74	$196.60	$190.63	$161.84	$132.79

Net investment income(a)	0.42		1.02	1.32	1.21	1.23	1.42
Net realized and unrealized gain (loss)(b)		(6.46)	141.60	(37.65)	6.04	28.91	29.18

Net increase (decrease) from investment operations		(6.04)	142.62	(36.33)	7.25	30.14	30.60

Distributions(c)
From net investment income		(0.43)	(1.18)	(1.53)	(1.28)	(1.35)	(1.55)

Total distributions		(0.43)	(1.18)	(1.53)	(1.28)	(1.35)	(1.55)

Net asset value, end of period	$293.71		$300.18	$158.74	$196.60	$190.63	$161.84

Total Return(d)
Based on net asset value	(2.02	)%(e)	90.06%	(18.61)%	3.81%	18.68%	23.16%

Ratios to Average Net Assets
Total expenses	0.23	%(f)	0.24%	0.24%	0.24%	0.24%	0.24%

Net investment income	0.28	%(f)	0.42%	0.66%	0.61%	0.70%	0.96%

Supplemental Data
Net assets, end of period (000)	$11,880,381		$12,082,282	$6,936,895	$9,171,566	$9,207,286	$7,630,839

Portfolio turnover rate(g)	34	%(e)	35%	33%	35%	26%	28%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

126	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF

	Six Months Ended
	09/30/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/21	03/31/20	03/31/19	03/31/18	03/31/17

Net asset value, beginning of period	$159.14		$82.34	$119.84	$122.00	$118.27	$93.28

Net investment income(a)	1.05		1.84	2.07	2.18	2.03	1.92
Net realized and unrealized gain (loss)(b)	1.08		77.01	(37.17)	(2.10)	3.93	25.16

Net increase (decrease) from investment operations	2.13		78.85	(35.10)	0.08	5.96	27.08

Distributions(c)
From net investment income		(1.16)	(2.05)	(2.40)	(2.24)	(2.23)	(2.09)

Total distributions		(1.16)	(2.05)	(2.40)	(2.24)	(2.23)	(2.09)

Net asset value, end of period	$160.11		$159.14	$82.34	$119.84	$122.00	$118.27

Total Return(d)
Based on net asset value	1.33	%(e)	96.79%	(29.79)%	0.03%	5.06%	29.25%

Ratios to Average Net Assets
Total expenses	0.23	%(f)	0.24%	0.24%	0.24%	0.24%	0.24%

Net investment income	1.29	%(f)	1.57%	1.74%	1.73%	1.67%	1.79%

Supplemental Data
Net assets, end of period (000)	$15,570,674		$16,319,316	$6,607,533	$9,107,939	$8,838,621	$8,787,608

Portfolio turnover rate(g)	28	%(e)	28%	25%	26%	23%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	127

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Russell Top 200	Diversified
Russell Top 200 Growth	Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and short sales) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

128	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	129

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Short Positions: From time to time, in order to track the performance of its benchmark index, a fund may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. A fund may also experience temporary short positions due to the timing of portfolio securities trades and in-kind redemption transactions. Such short positions are valued consistent with how securities are valued as described under Investment Valuation and Fair Value Measurements. The obligation to deliver the securities is recorded as a liability in the Statements of Assets and Liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Statements of Operations. Upon receipt of the securities related to the corporate actions or purchase of the securities related to the short position, a realized gain (loss) is recorded. Dividends or interest on securities sold short, if any, are reflected as an expense in the Statements of Operations. Details of the short positions, if any, are included in the schedules of Investments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell Top 200
Barclays Bank PLC	$121,339	$121,339		$—	$—
BNP Paribas SA	542,097	542,097		—	—

	$663,436	$663,436		$—	$—

Russell Top 200 Growth
BNP Paribas SA	$22,175,606	$22,175,606		$—	$—
SG Americas Securities LLC	2,902,650	2,902,650		—	—
UBS AG	20,613,230	20,613,230		—	—

	$45,691,486	$45,691,486		$—	$—

Russell Top 200 Value

BofA Securities, Inc.	$5,353,144	$5,353,144		$—	$—

130	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell 1000
Barclays Bank PLC	$11,517,137	$11,517,137		$—	$—
Barclays Capital, Inc.	3,297,773	3,297,773		—	—
BMO Capital Markets Corp.	17,096	17,096		—	—
BNP Paribas SA	30,146,819	30,146,819		—	—
BofA Securities, Inc.	7,355,571	7,355,571		—	—
Citadel Clearing LLC	2,615,319	2,607,849		—	(7,470	)(b)
Citigroup Global Markets, Inc.	7,592,288	7,592,288		—	—
Credit Suisse Securities (USA) LLC	13,630,105	13,630,105		—	—
Deutsche Bank Securities, Inc.	1,223,136	1,214,504		—	(8,632	)(b)
Goldman Sachs & Co. LLC	18,522,060	18,522,060		—	—
HSBC Bank PLC	3,068,237	3,068,237		—	—
J.P. Morgan Securities LLC	71,845,041	71,845,041		—	—
Morgan Stanley	37,165,651	37,111,271		—	(54,380	)(b)
National Financial Services LLC	4,775,764	4,716,849		—	(58,915	)(b)
Natixis S.A.	587,786	587,786		—	—
Scotia Capital (USA), Inc.	10,299,617	10,299,617		—	—
SG Americas Securities LLC	3,785,119	3,785,119		—	—
State Street Bank & Trust Co.	3,287,038	3,287,038		—	—
Toronto Dominion Bank	2,770,257	2,770,257		—	—
UBS AG	8,063,223	7,981,260		—	(81,963	)(b)
UBS Securities LLC	5,979,117	5,979,117		—	—
Wells Fargo Bank N.A.	720,420	720,420		—	—
Wells Fargo Securities LLC	914,273	914,273		—	—

	$249,178,847	$248,967,487		$—	$(211,360)

Russell 1000 Growth
Barclays Bank PLC	$113,880,310	$112,651,550		$—	$(1,228,760	)(b)
Barclays Capital, Inc.	11,913,123	11,881,586		—	(31,537	)(b)
BMO Capital Markets Corp.	141,202	140,654		—	(548	)(b)
BNP Paribas SA	134,568,050	134,568,050		—	—
BofA Securities, Inc.	24,386,729	23,896,729		—	(490,000	)(b)
Citigroup Global Markets, Inc.	83,735,085	83,735,085		—	—
Credit Suisse Securities (USA) LLC	8,938,067	8,935,358		—	(2,709	)(b)
Deutsche Bank Securities, Inc.	2,863,639	2,843,303		—	(20,336	)(b)
Goldman Sachs & Co. LLC	76,077,204	74,714,125		—	(1,363,079	)(b)
HSBC Bank PLC	6,202,915	6,172,114		—	(30,801	)(b)
J.P. Morgan Securities LLC	152,893,717	152,044,216		—	(849,501	)(b)
Jefferies LLC	245,240	241,723		—	(3,517	)(b)
Morgan Stanley	103,142,069	102,070,196		—	(1,071,873	)(b)
National Financial Services LLC	26,426,583	25,402,388		—	(1,024,195	)(b)
Natixis S.A.	1,939,716	1,939,716		—	—
Nomura Securities International, Inc.	430,344	430,344		—	—
RBC Capital Markets LLC	132,241	132,241		—	—
Scotia Capital (USA), Inc.	2,977,679	2,977,679		—	—
SG Americas Securities LLC	2,444,043	2,444,043		—	—
State Street Bank & Trust Co.	10,267,292	10,012,347		—	(254,945	)(b)
Toronto Dominion Bank	4,980,656	4,980,656		—	—
UBS AG	45,411,235	44,927,243		—	(483,992	)(b)
UBS Securities LLC	5,590,899	5,451,102		—	(139,797	)(b)
Virtu Americas LLC	1,357,357	1,357,357		—	—
Wells Fargo Bank N.A.	7,097,220	7,050,756		—	(46,464	)(b)
Wells Fargo Securities LLC	4,032,902	4,032,902		—	—

	$832,075,517	$825,033,463		$—	$(7,042,054)

N O T E S T O F I N A N C I A L S T A T E M E N T S	131

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell 1000 Value
Barclays Bank PLC	$19,883,613	$19,883,613		$—	$—
Barclays Capital, Inc.	709,220	709,220		—	—
BMO Capital Markets Corp.	1,655,403	1,655,403		—	—
BNP Paribas SA	26,473,449	26,473,449		—	—
BofA Securities, Inc.	17,474,293	17,474,293		—	—
Citadel Clearing LLC	230,750	230,750		—	—
Citigroup Global Markets, Inc.	31,365,690	31,365,690		—	—
Credit Suisse Securities (USA) LLC	4,862,615	4,862,615		—	—
Deutsche Bank Securities, Inc.	2,607,219	2,607,219		—	—
Goldman Sachs & Co. LLC	19,097,369	19,097,369		—	—
HSBC Bank PLC	3,020	3,020		—	—
J.P. Morgan Securities LLC	74,261,015	74,261,015		—	—
Morgan Stanley	51,396,630	51,396,630		—	—
National Financial Services LLC	2,326,413	2,326,413		—	—
Natixis S.A.	208,178	208,178		—	—
Nomura Securities International, Inc.	19,863	19,863		—	—
RBC Capital Markets LLC	90,720	90,720		—	—
Scotia Capital (USA), Inc.	9,097,830	9,097,830		—	—
SG Americas Securities LLC	665,718	665,718		—	—
State Street Bank & Trust Co.	24,396,537	24,396,537		—	—
Toronto Dominion Bank	644,929	644,929		—	—
UBS AG	38,996,135	38,996,135		—	—
UBS Securities LLC	5,033,465	5,033,465		—	—
Virtu Americas LLC	610,500	610,500		—	—
Wells Fargo Securities LLC	2,510,885	2,510,885		—	—

	$334,621,459	$334,621,459		$—	$—

Russell 2000
Barclays Bank PLC	$409,683,607	$409,683,607		$—	$—
Barclays Capital, Inc.	76,042,185	76,042,185		—	—
BMO Capital Markets Corp.	6,009,860	6,009,860		—	—
BNP Paribas SA	556,180,858	556,180,858		—	—
BofA Securities, Inc.	437,627,444	437,627,444		—	—
Citadel Clearing LLC	1,109,098	1,109,098		—	—
Citigroup Global Markets, Inc.	419,558,729	419,558,729		—	—
Credit Suisse Securities (USA) LLC	169,423,770	169,423,770		—	—
Deutsche Bank Securities, Inc.	64,024,718	64,024,718		—	—
Goldman Sachs & Co. LLC	1,052,307,029	1,052,307,029		—	—
HSBC Bank PLC	44,488,570	44,488,570		—	—
ING Financial Markets LLC	2,677,015	2,677,015		—	—
J.P. Morgan Securities LLC	1,454,207,884	1,454,207,884		—	—
Jefferies LLC	8,725,214	8,725,214		—	—
Mizuho Securities USA LLC	239,419	239,419		—	—
Morgan Stanley	1,040,855,160	1,040,855,160		—	—
National Financial Services LLC	178,549,164	178,549,164		—	—
Natixis S.A.	43,957	43,957		—	—
Nomura Securities International, Inc.	5,503,490	5,503,490		—	—
Pershing LLC	11,016,295	11,016,295		—	—
RBC Capital Markets LLC	2,102,779	2,102,779		—	—
Scotia Capital (USA), Inc.	12,191,376	12,191,376		—	—
SG Americas Securities LLC	3,447,681	3,447,681		—	—
State Street Bank & Trust Co.	187,490,656	187,490,656		—	—
Toronto Dominion Bank	118,238,930	118,238,930		—	—
UBS AG	142,241,527	142,241,527		—	—
UBS Securities LLC	108,803,141	108,803,141		—	—
Virtu Americas LLC	8,996,131	8,996,131		—	—
Wells Fargo Bank N.A.	21,888,611	21,888,611		—	—
Wells Fargo Securities LLC	119,200,816	119,200,816		—	—

	$6,662,875,114	$6,662,875,114		$—	$—

132	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell 2000 Growth
Barclays Bank PLC	$100,935,700	$100,935,700		$—	$—
Barclays Capital, Inc.	16,458,031	16,458,031		—	—
BMO Capital Markets Corp.	3,194,663	3,162,420		—	(32,243	)(b)
BNP Paribas SA	169,269,567	169,269,567		—	—
BofA Securities, Inc.	100,071,186	100,071,186		—	—
Citadel Clearing LLC	1,293,850	1,293,850		—	—
Citigroup Global Markets, Inc.	105,076,787	105,076,787		—	—
Credit Suisse Securities (USA) LLC	37,031,007	37,031,007		—	—
Deutsche Bank Securities, Inc.	19,581,367	19,581,367		—	—
Goldman Sachs & Co. LLC	295,400,525	295,400,525		—	—
HSBC Bank PLC	6,251,724	6,251,724		—	—
ING Financial Markets LLC	1,439,222	1,439,222		—	—
J.P. Morgan Securities LLC	313,745,094	313,745,094		—	—
Jefferies LLC	7,756,305	7,756,305		—	—
Morgan Stanley	249,655,509	249,655,509		—	—
National Financial Services LLC	40,808,688	40,808,688		—	—
Natixis S.A.	68,040	67,984		—	(56	)(b)
Nomura Securities International, Inc.	1,071,964	1,071,964		—	—
Pershing LLC	69,266	69,266		—	—
Scotia Capital (USA), Inc.	9,185,274	9,185,274		—	—
SG Americas Securities LLC	2,830,369	2,830,369		—	—
State Street Bank & Trust Co.	15,658,267	15,658,267		—	—
Toronto Dominion Bank	38,591,743	38,591,743		—	—
UBS AG	32,466,548	32,466,548		—	—
UBS Securities LLC	13,199,501	13,199,501		—	—
Virtu Americas LLC	1,318,972	1,318,972		—	—
Wells Fargo Bank N.A.	3,300,624	3,300,624		—	—
Wells Fargo Securities LLC	26,325,643	26,325,643		—	—

	$1,612,055,436	$1,612,023,137		$—	$(32,299)

Russell 2000 Value
Barclays Bank PLC	$62,090,384	$62,090,384		$—	$—
Barclays Capital, Inc.	8,058,698	8,058,698		—	—
BMO Capital Markets Corp.	525,790	498,962		—	(26,828	)(b)
BNP Paribas SA	75,174,413	75,174,413		—	—
BofA Securities, Inc.	80,030,399	79,913,071		—	(117,328	)(b)
Citadel Clearing LLC	3,408,268	3,408,268		—	—
Citigroup Global Markets, Inc.	52,232,549	52,232,549		—	—
Credit Suisse Securities (USA) LLC	27,953,926	27,953,926		—	—
Deutsche Bank Securities, Inc.	6,468,368	6,468,368		—	—
Goldman Sachs & Co. LLC	170,073,738	170,073,738		—	—
HSBC Bank PLC	10,363,732	10,363,732		—	—
ING Financial Markets LLC	1,356,971	1,356,971		—	—
J.P. Morgan Securities LLC	180,430,872	180,430,872		—	—
Jefferies LLC	2,308,369	2,308,369		—	—
Mizuho Securities USA LLC	291,403	291,403		—	—
Morgan Stanley	193,903,534	193,903,534		—	—
National Financial Services LLC	28,193,744	28,193,744		—	—
Nomura Securities International, Inc.	123,791	123,791		—	—
Pershing LLC	537,300	537,300		—	—
Scotia Capital (USA), Inc.	2,610,129	2,610,129		—	—
SG Americas Securities LLC	374,293	374,293		—	—
State Street Bank & Trust Co.	6,844,651	6,844,651		—	—
Toronto Dominion Bank	13,794,614	13,794,614		—	—
UBS AG	33,328,535	33,328,535		—	—
UBS Securities LLC	5,874,000	5,874,000		—	—
Virtu Americas LLC	1,029,656	1,014,799		—	(14,857	)(b)
Wells Fargo Bank N.A.	6,686,214	6,686,214		—	—
Wells Fargo Securities LLC	29,929,678	29,810,254		—	(119,424	)(b)

	$1,003,998,019	$1,003,719,582		$—	$(278,437)

N O T E S T O F I N A N C I A L S T A T E M E N T S	133

Notes to Financial Statements (unaudited) (continued)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

134	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.2000%
Over $46 billion, up to and including $81 billion	0.1900
Over $81 billion, up to and including $111 billion	0.1805
Over $111 billion, up to and including $141 billion	0.1715
Over $141 billion, up to and including $171 billion	0.1630
Over $171 billion	0.1548

Prior to July 14, 2021, for its investment advisory services to the iShares Russell 2000 ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.2000%
Over $46 billion, up to and including $81 billion	0.1900
Over $81 billion, up to and including $111 billion	0.1805
Over $111 billion, up to and including $141 billion	0.1715
Over $141 billion	0.1630

For its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.2500%
Over $46 billion, up to and including $81 billion	0.2375
Over $81 billion, up to and including $111 billion	0.2257
Over $111 billion, up to and including $141 billion	0.2144
Over $141 billion, up to and including $171 billion	0.2037
Over $171 billion	0.1935

Prior to July 14, 2021, for its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.2500%
Over $46 billion, up to and including $81 billion	0.2375
Over $81 billion, up to and including $111 billion	0.2257
Over $111 billion, up to and including $141 billion	0.2144
Over $141 billion	0.2037

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	135

Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Russell Top 200	$1,088
Russell Top 200 Growth	6,334
Russell Top 200 Value	83
Russell 1000	211,013
Russell 1000 Growth	671,293
Russell 1000 Value	224,406
Russell 2000	6,592,852
Russell 2000 Growth	1,565,586
Russell 2000 Value	1,081,017

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Russell Top 200	$13,063,620	$7,602,506	$(287,677)
Russell Top 200 Growth	229,759,655	113,402,965	(4,015,985)
Russell Top 200 Value	100,764,973	45,775,304	(390,323)
Russell 1000	396,176,910	261,211,917	(42,164,907)
Russell 1000 Growth	4,781,436,940	2,527,758,035	(114,769,883)
Russell 1000 Value	4,944,668,861	4,358,892,215	532,412,883
Russell 2000	1,235,834,555	2,946,172,954	106,357,049
Russell 2000 Growth	1,807,403,522	2,256,881,745	116,044,355
Russell 2000 Value	1,849,583,924	1,606,347,511	47,086,163

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Russell Top 200	$26,461,614	$27,198,109
Russell Top 200 Growth	359,824,567	353,640,999
Russell Top 200 Value	162,731,146	164,886,014
Russell 1000	1,144,308,854	1,147,015,018
Russell 1000 Growth	8,290,764,249	8,276,375,248
Russell 1000 Value	7,915,240,920	7,920,699,064
Russell 2000	11,856,979,534	11,870,484,169
Russell 2000 Growth	4,045,973,806	4,079,799,576
Russell 2000 Value	4,624,214,956	4,514,346,935

136	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Russell Top 200	$103,678,835	$149,181,454
Russell Top 200 Growth	607,807,489	536,463,061
Russell Top 200 Value	221,091,960	228,745,151
Russell 1000	2,374,898,588	2,078,472,211
Russell 1000 Growth	12,760,412,612	12,478,586,070
Russell 1000 Value	5,314,633,744	4,968,495,630
Russell 2000	38,757,480,669	40,513,151,273
Russell 2000 Growth	2,126,773,936	2,053,339,283
Russell 2000 Value	3,065,236,237	4,051,994,575

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Russell Top 200	$10,254,466
Russell Top 200 Growth	73,641,477
Russell Top 200 Value	39,591,117
Russell 1000	613,444,581
Russell 1000 Growth	1,417,611,778
Russell 1000 Value	3,119,799,282
Russell 2000	8,500,766,227
Russell 2000 Growth	1,322,036,379
Russell 2000 Value	1,580,502,649

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Russell Top 200	$697,408,595	$210,964,541	$(11,840,385)	$199,124,156
Russell Top 200 Growth	2,719,889,910	1,419,509,754	(18,233,895)	1,401,275,859
Russell Top 200 Value	1,002,057,410	196,798,335	(12,971,690)	183,826,645
Russell 1000	21,272,687,927	9,667,456,489	(1,046,521,852)	8,620,934,637
Russell 1000 Growth	43,845,508,218	29,103,938,979	(714,954,079)	28,388,984,900
Russell 1000 Value	44,510,406,854	10,929,707,686	(1,939,375,829)	8,990,331,857
Russell 2000	82,381,968,211	3,677,379,271	(12,308,439,110)	(8,631,059,839)
Russell 2000 Growth	12,177,304,870	2,436,060,787	(1,078,814,220)	1,357,246,567
Russell 2000 Value	15,371,620,115	2,446,475,651	(1,232,622,217)	1,213,853,434

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

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Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

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Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Year Ended 03/31/21

iShares ETF	Shares	Amount	Shares	Amount

Russell Top 200
Shares sold	1,000,000	$103,979,054	5,400,000	$403,904,934
Shares redeemed	(1,450,000)	(150,465,806)	(2,250,000)	(198,913,477)

Net increase (decrease)	(450,000)	$(46,486,752)	3,150,000	$204,991,457

Russell Top 200 Growth
Shares sold	4,050,000	$608,885,927	10,200,000	$1,139,281,886
Shares redeemed	(3,600,000)	(531,293,785)	(3,900,000)	(480,521,529)

Net increase	450,000	$77,592,142	6,300,000	$658,760,357

Russell Top 200 Value
Shares sold	3,350,000	$221,668,494	10,250,000	$537,424,577
Shares redeemed	(3,500,000)	(232,081,593)	(950,000)	(50,118,590)

Net increase (decrease)	(150,000)	$(10,413,099)	9,300,000	$487,305,987

Russell 1000
Shares sold	9,800,000	$2,381,441,705	18,700,000	$3,608,974,020
Shares redeemed	(8,500,000)	(2,085,317,175)	(23,950,000)	(4,611,910,842)

Net increase (decrease)	1,300,000	$296,124,530	(5,250,000)	$(1,002,936,822)

Russell 1000 Growth
Shares sold	47,100,000	$12,780,275,966	39,800,000	$8,178,323,867
Shares redeemed	(46,450,000)	(12,484,215,528)	(64,200,000)	(13,608,361,383)

Net increase (decrease)	650,000	$296,060,438	(24,400,000)	$(5,430,037,516)

Russell 1000 Value
Shares sold	33,650,000	$5,336,496,539	72,300,000	$9,602,615,676
Shares redeemed	(31,500,000)	(5,012,146,492)	(49,000,000)	(5,872,737,136)

Net increase	2,150,000	$324,350,047	23,300,000	$3,729,878,540

Russell 2000
Shares sold	183,450,000	$41,011,576,597	598,650,000	$99,881,922,980
Shares redeemed	(191,950,000)	(42,880,116,191)	(568,700,000)	(91,967,455,939)

Net increase (decrease)	(8,500,000)	$(1,868,539,594)	29,950,000	$7,914,467,041

Russell 2000 Growth
Shares sold	7,150,000	$2,152,355,075	10,750,000	$2,590,349,644
Shares redeemed	(6,950,000)	(2,078,538,394)	(14,200,000)	(3,330,461,784)

Net increase (decrease)	200,000	$73,816,681	(3,450,000)	$(740,112,140)

Russell 2000 Value
Shares sold	20,500,000	$3,401,568,158	48,050,000	$6,188,984,235
Shares redeemed	(25,800,000)	(4,269,549,816)	(25,750,000)	(2,990,244,755)

Net increase (decrease)	(5,300,000)	$(867,981,658)	22,300,000	$3,198,739,480

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

11.	LEGAL PROCEEDINGS

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 1000 ETF and iShares Russell 1000 Value ETF received proceeds of $750,618 and $4,187,372, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to an appeal which remains pending. The outcome of this appeal could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Russell Top 200 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

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Board Review and Approval of Investment Advisory Contract   (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Top 200 Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service

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Board Review and Approval of Investment Advisory Contract   (continued)

providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract   (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Top 200 Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to

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Board Review and Approval of Investment Advisory Contract   (continued)

evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract   (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell 1000 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

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Board Review and Approval of Investment Advisory Contract   (continued)

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and

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the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction

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with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the

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provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell 2000 ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts

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managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 15-16, 2021 meeting to revise the Advisory

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Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell 2000 Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the

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Board Review and Approval of Investment Advisory Contract   (continued)

expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 15-16, 2021 meeting to revise the Advisory

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Board Review and Approval of Investment Advisory Contract   (continued)

Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell 2000 Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

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Board Review and Approval of Investment Advisory Contract   (continued)

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 15-16, 2021 meeting to revise the Advisory Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract   (continued)

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Russell Top 200(a)	$0.628069	$—	$0.002945	$0.631014	100%	—%	0	%(b)	100%
Russell Top 200 Growth(a)	0.428950	—	0.003671	0.432621	99	—	1		100
Russell Top 200 Value(a)	0.611994	—	0.001686	0.613680	100	—	0	(b)	100
Russell 1000(a)	1.360278	—	0.021712	1.381990	98	—	2		100
Russell 1000 Growth(a)	0.751611	—	0.008300	0.759911	99	—	1		100
Russell 1000 Value(a)	1.341965	—	0.056290	1.398255	96	—	4		100
Russell 2000(a)	0.897214	—	0.128913	1.026127	87	—	13		100
Russell 2000 Growth(a)	0.385522	—	0.043767	0.429289	90	—	10		100
Russell 2000 Value(a)	1.057191	—	0.106209	1.163400	91	—	9		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	159

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-305-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Micro-Cap ETF | IWC | NYSE Arca

•  iShares Russell 2500 ETF | SMMD | Cboe BZX

•  iShares Russell 3000 ETF | IWV | NYSE Arca

•  iShares Russell Mid-Cap ETF | IWR | NYSE Arca

•  iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca

•  iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.18%	30.00%

U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68

International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73

Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2021	iShares® Micro-Cap ETF

Investment Objective

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell MicroCap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(1.34)%	60.63%	14.28%	15.29%	60.63%	94.92%	314.76%
Fund Market	(1.53)	60.64	14.30	15.32	60.64	95.07	315.82
Index	(1.05)	61.07	14.47	15.42	61.07	96.53	319.40

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 986.60	$ 2.99		$ 1,000.00	$ 1,022.10	$ 3.04		0.60%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Health Care	29.4%
Financials	19.7
Industrials	11.4
Consumer Discretionary	11.3
Information Technology	9.4
Energy	6.2
Real Estate	3.7
Materials	3.2
Communication Services	3.1
Consumer Staples	2.1
Other (each representing less than 1%)	0.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Apollo Medical Holdings Inc.	0.7%
Prothena Corp. PLC	0.5
Celldex Therapeutics Inc.	0.5
Beauty Health Co. (The)	0.4
Everi Holdings Inc.	0.4
Dynavax Technologies Corp.	0.4
Trillium Therapeutics Inc.	0.3
Lantheus Holdings Inc.	0.3
Houghton Mifflin Harcourt Co.	0.3
IVERIC bio Inc.	0.3

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® Russell 2500 ETF

Investment Objective

The iShares Russell 2500 ETF (the “Fund”) seeks to track the investment results of an index composed of mid- and small-capitalization U.S. equities, as represented by the Russell 2500TM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	2.51%	44.90%	14.09%	44.90%	74.81%
Fund Market	2.66	45.23	14.14	45.23	75.16
Index	2.61	45.03	14.10	45.03	74.83

The inception date of the Fund was 7/6/17. The first day of secondary market trading was 7/7/17.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 1,025.10	$ 0.36		$ 1,000.00	$ 1,024.70	$ 0.36		0.07%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Investment Companies	44.1%
Information Technology	10.4
Industrials	9.3
Financials	7.6
Consumer Discretionary	7.2
Health Care	6.7
Real Estate	5.2
Materials	3.5
Energy	1.8
Consumer Staples	1.6
Communication Services	1.3
Utilities	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

iShares Russell 2000 ETF	44.1%
MongoDB Inc.	0.4
Devon Energy Corp.	0.4
Avantor Inc.	0.4
Monolithic Power Systems Inc.	0.3
Catalent Inc.	0.3
Bill.com Holdings Inc.	0.3
Charles River Laboratories International Inc.	0.3
Enphase Energy Inc.	0.3
PerkinElmer Inc.	0.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2021	iShares® Russell 3000 ETF

Investment Objective

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	8.04%	31.63%	16.65%	16.40%	31.63%	115.99%	356.65%
Fund Market	8.00	31.80	16.65	16.40	31.80	116.01	356.48
Index	8.13	31.88	16.85	16.60	31.88	117.85	364.64

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,080.40	$ 1.04		$ 1,000.00	$ 1,024.10	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)

Information Technology	27.1%
Health Care	13.6
Consumer Discretionary	12.2
Financials	11.9
Communication Services	10.1
Industrials	9.0
Consumer Staples	5.3
Real Estate	3.4
Energy	2.7
Utilities	2.4
Materials	2.3

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)

Apple Inc.	5.1%
Microsoft Corp.	4.8
Amazon.com Inc.	3.3
Facebook Inc., Class A	1.9
Alphabet Inc., Class A	1.8
Alphabet Inc., Class C	1.7
Tesla Inc.	1.4
Berkshire Hathaway Inc., Class B	1.2
NVIDIA Corp.	1.1
JPMorgan Chase & Co.	1.1

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® Russell Mid-Cap ETF

Investment Objective

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell MidCap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	6.38%	37.85%	14.22%	15.34%	37.85%	94.38%	316.73%
Fund Market	6.36	37.87	14.21	15.34	37.87	94.33	316.52
Index	6.50	38.11	14.39	15.52	38.11	95.85	323.39

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,063.80	$ 0.93		$ 1,000.00	$ 1,024.20	$ 0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)

Information Technology	18.9%
Industrials	15.1
Consumer Discretionary	12.8
Financials	12.5
Health Care	11.9
Real Estate	7.7
Materials	5.2
Utilities	4.5
Communication Services	4.3
Energy	3.8
Consumer Staples	3.3

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)

Dexcom Inc.	0.5%
IDEXX Laboratories Inc.	0.5
Chipotle Mexican Grill Inc.	0.5
Marvell Technology Inc.	0.4
DocuSign Inc.	0.4
MSCI Inc.	0.4
Crowdstrike Holdings Inc., Class A	0.4
Agilent Technologies Inc.	0.4
Twitter Inc.	0.4
Lululemon Athletica Inc.	0.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2021	iShares® Russell Mid-Cap Growth ETF

Investment Objective

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell MidCap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	10.11%	30.17%	19.01%	17.30%	30.17%	138.70%	393.31%
Fund Market	9.99	30.04	18.99	17.30	30.04	138.57	393.00
Index	10.23	30.45	19.27	17.54	30.45	141.30	403.49

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,101.10	$ 1.21		$ 1,000.00	$ 1,023.90	$ 1.17		0.23%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)

Information Technology	34.3%
Health Care	17.8
Consumer Discretionary	16.3
Industrials	14.4
Financials	5.0
Communication Services	4.9
Real Estate	1.9
Consumer Staples	1.8
Materials	1.8
Energy	1.6
Utilities	0.2

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)

Dexcom Inc.	1.3%
IDEXX Laboratories Inc.	1.3
Chipotle Mexican Grill Inc.	1.3
DocuSign Inc.	1.2
Crowdstrike Holdings Inc., Class A	1.2
Lululemon Athletica Inc.	1.1
Palo Alto Networks Inc.	1.1
Match Group Inc.	1.1
Agilent Technologies Inc.	1.1
Cadence Design Systems Inc.	1.0

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® Russell Mid-Cap Value ETF

Investment Objective

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell MidCap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.47%	42.07%	10.38%	13.70%	42.07%	63.87%	261.07%
Fund Market	4.34	42.22	10.39	13.69	42.22	63.91	260.90
Index	4.59	42.40	10.59	13.93	42.40	65.44	268.57

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,044.70	$ 1.18		$ 1,000.00	$ 1,023.90	$ 1.17		0.23%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	16.8%
Industrials	15.6
Real Estate	11.1
Consumer Discretionary	10.7
Information Technology	9.8
Health Care	8.4
Materials	7.2
Utilities	7.0
Energy	5.2
Consumer Staples	4.2
Communication Services	4.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Marvell Technology Inc.	0.7%
IHS Markit Ltd.	0.6
Twitter Inc.	0.6
Prudential Financial Inc.	0.6
Marathon Petroleum Corp.	0.6
Motorola Solutions Inc.	0.6
SVB Financial Group	0.5
Otis Worldwide Corp.	0.5
Welltower Inc.	0.5
Aflac Inc.	0.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AerSale Corp.(a)(b)	21,304	$362,168
Air Industries Group(a)(b)	61,555	65,864
Astronics Corp.(a)	57,485	808,239
Astrotech Corp.(a)	112,892	118,537
Byrna Technologies Inc.(a)(b)	43,100	942,166
CPI Aerostructures Inc.(a)(b)	22,681	62,373
Ducommun Inc.(a)	25,667	1,292,333
Innovative Solutions & Support Inc.	29,987	214,407
National Presto Industries Inc.	12,232	1,004,003
PAE Inc.(a)(b)	163,472	977,563
Park Aerospace Corp.	46,373	634,383
SIFCO Industries Inc.(a)	8,604	73,994
Sigma Labs Inc.(a)(b)	27,084	82,877
Triumph Group Inc.(a)	150,929	2,811,807
Vectrus Inc.(a)	27,177	1,366,459
Virtra Inc.(a)(b)	18,202	184,568

		11,001,741

Air Freight & Logistics — 0.3%
Air T Inc.(a)	2,818	77,833
Echo Global Logistics Inc.(a)	62,215	2,968,278
Radiant Logistics Inc.(a)	92,668	592,148

		3,638,259

Airlines — 0.1%
Mesa Air Group Inc.(a)(b)	81,398	623,509

Auto Components — 0.5%
Cooper-Standard Holdings Inc.(a)(b)	39,574	867,066
Horizon Global Corp.(a)	52,683	370,361
Modine Manufacturing Co.(a)	117,434	1,330,527
Motorcar Parts of America Inc.(a)(b)	44,129	860,516
Stoneridge Inc.(a)(b)	62,079	1,265,791
Strattec Security Corp.(a)	8,795	342,126
Superior Industries International Inc.(a)	58,688	413,750
Sypris Solutions Inc.(a)	28,895	103,155
Unique Fabricating Inc.(a)(b)	21,556	71,135
XL Fleet Corp.(a)(b)	81,680	503,149

		6,127,576

Automobiles — 0.3%
Arcimoto Inc.(a)(b)	64,140	733,120
AYRO Inc.(a)(b)	78,649	268,193
Workhorse Group Inc.(a)(b)	285,812	2,186,462

		3,187,775

Banks — 12.0%
1st Constitution Bancorp.	21,470	508,195
ACNB Corp.	20,758	581,224
Affinity Bancshares Inc.(a)	13,844	194,785
Allegiance Bancshares Inc.	45,409	1,732,353
Amalgamated Financial Corp.	32,941	521,127
Amerant Bancorp Inc.(a)(b)	49,343	1,220,746
American National Bankshares Inc.	26,007	859,271
AmeriServ Financial Inc.	29,993	117,273
Ames National Corp.	21,238	493,996
Arrow Financial Corp.	33,205	1,140,924
Atlantic Capital Bancshares Inc.(a)	46,611	1,234,725
Auburn National Bancorp. Inc.	5,730	194,820
Bancorp. Inc. (The)(a)(b)	122,982	3,129,892
Bank First Corp.(b)	15,932	1,129,101
Bank of Marin Bancorp., Class A	38,063	1,436,878

Security	Shares	Value

Banks (continued)
Bank of Princeton (The)	13,602	$408,604
Bank of South Carolina Corp.	8,478	170,493
Bank of the James Financial Group Inc.	9,308	135,897
Bank7 Corp.	5,939	127,273
BankFinancial Corp.	30,641	351,759
Bankwell Financial Group Inc.	13,987	411,637
Bar Harbor Bankshares	35,133	985,481
Baycom Corp.(a)	24,211	450,325
BCB Bancorp. Inc.	35,489	523,818
Blue Ridge Bankshares Inc.	40,573	713,679
Bryn Mawr Bank Corp.	47,074	2,163,050
Business First Bancshares Inc.	45,284	1,059,193
Byline Bancorp Inc.	59,421	1,459,380
C&F Financial Corp.	8,206	435,821
California Bancorp Inc.(a)	17,672	304,842
Cambridge Bancorp.	16,215	1,426,920
Camden National Corp.	35,502	1,700,546
Capital Bancorp Inc./MD(b)	18,570	446,794
Capital City Bank Group Inc.	32,334	799,943
Capstar Financial Holdings Inc.	48,423	1,028,504
Carter Bankshares Inc.(a)	61,680	877,090
CB Financial Services Inc.	11,892	273,873
CBTX Inc.	43,702	1,152,859
Central Pacific Financial Corp.	45,208	1,160,941
Central Valley Community Bancorp.	24,454	525,761
Century Bancorp. Inc./MA, Class A, NVS	6,371	734,194
Chemung Financial Corp.	8,353	378,391
ChoiceOne Financial Services Inc.	17,271	424,694
Citizens & Northern Corp.	38,121	962,936
Citizens Community Bancorp. Inc./WI	24,065	334,503
Citizens Holding Co.	11,812	220,766
Civista Bancshares Inc.	35,531	825,385
CNB Financial Corp./PA	38,871	946,120
Coastal Financial Corp./WA(a)	22,197	707,196
Codorus Valley Bancorp. Inc.	22,277	502,124
Colony Bankcorp Inc.	20,821	389,977
Community Bankers Trust Corp.	51,447	584,952
Community Financial Corp. (The)	12,508	461,170
Community Trust Bancorp. Inc.	37,993	1,599,505
Community West Bancshares	16,676	220,957
ConnectOne Bancorp. Inc.	88,586	2,658,466
Cortland Bancorp.	9,105	253,210
County Bancorp. Inc.(b)	10,860	395,847
CrossFirst Bankshares Inc.(a)	111,356	1,447,628
Customers Bancorp. Inc.(a)	70,553	3,035,190
Dime Community Bancshares Inc.	82,427	2,692,066
Eagle Bancorp. Montana Inc.	15,098	337,742
Emclaire Financial Corp.	6,010	159,205
Enterprise Bancorp. Inc./MA	22,307	801,937
Equity Bancshares Inc., Class A(b)	32,147	1,073,067
Esquire Financial Holdings Inc.(a)(b)	15,861	454,576
Evans Bancorp. Inc.	12,428	475,992
Farmers & Merchants Bancorp. Inc./Archbold OH	24,549	549,898
Farmers National Banc Corp.	62,112	975,779
Fidelity D&D Bancorp. Inc.	9,731	490,734
Financial Institutions Inc.	38,102	1,167,826
First Bancorp. Inc. (The)	25,090	731,123
First Bancshares Inc. (The)	48,426	1,877,960
First Bank/Hamilton NJ	37,118	522,993
First Business Financial Services Inc.	19,628	563,520

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Capital Inc.	7,839	$319,674
First Community Bankshares Inc.	40,826	1,295,001
First Community Corp./SC	17,588	350,881
First Financial Corp./IN	28,544	1,200,275
First Financial Northwest Inc.	17,677	289,372
First Foundation Inc.	93,761	2,465,914
First Guaranty Bancshares Inc.	12,513	251,136
First Internet Bancorp.	21,994	685,773
First Mid Bancshares Inc.	39,473	1,620,761
First National Corp./VA(b)	9,879	227,711
First Northwest Bancorp.	19,478	342,034
First of Long Island Corp. (The)	54,641	1,125,605
First Savings Financial Group Inc.	13,454	378,326
First U.S. Bancshares Inc.	10,536	113,157
First United Corp.	15,761	293,155
First Western Financial Inc.(a)	15,153	439,285
Five Star Bancorp.	13,101	313,638
Flushing Financial Corp.	71,109	1,607,063
FNCB Bancorp Inc.	40,336	334,789
Franklin Financial Services Corp.	10,179	329,291
FVCBankcorp Inc.(a)(b)	27,799	555,702
German American Bancorp. Inc.	58,869	2,274,109
Glen Burnie Bancorp.	6,872	84,869
Great Southern Bancorp. Inc.	26,011	1,425,663
Guaranty Bancshares Inc./TX	19,068	683,588
Hanmi Financial Corp.	72,797	1,460,308
Harborone Bancorp. Inc.	118,248	1,660,202
Hawthorn Bancshares Inc.	14,043	325,236
HBT Financial Inc.	24,594	382,437
Heritage Commerce Corp.	138,834	1,614,639
HomeTrust Bancshares Inc.	35,807	1,001,880
Horizon Bancorp Inc./IN	101,966	1,852,722
Howard Bancorp. Inc.(a)	30,874	626,125
Independent Bank Corp./MI	50,207	1,078,446
Investar Holding Corp.	23,440	516,149
Lakeland Bancorp. Inc.	119,044	2,098,746
Landmark Bancorp. Inc./Manhattan KS	9,624	266,489
LCNB Corp.	29,276	516,429
Level One Bancorp. Inc.	11,741	345,420
Limestone Bancorp. Inc.(a)(b)	12,307	221,157
Macatawa Bank Corp.	67,709	543,703
MainStreet Bancshares Inc.(a)(b)	16,740	401,593
Malvern Bancorp. Inc.(a)(b)	17,228	292,704
Mercantile Bank Corp.	37,725	1,208,332
Meridian Corp.	12,750	365,542
Metrocity Bankshares Inc.	44,845	940,400
Metropolitan Bank Holding Corp.(a)(b)	18,210	1,535,103
Mid Penn Bancorp. Inc.	23,471	646,626
Middlefield Banc Corp.	14,181	341,337
Midland States Bancorp. Inc.	53,152	1,314,449
MidWestOne Financial Group Inc.	35,920	1,083,347
MVB Financial Corp.	23,480	1,005,648
National Bankshares Inc.	14,924	541,890
Nicolet Bankshares Inc.(a)	25,640	1,901,975
Northeast Bank	17,662	595,563
Northrim Bancorp. Inc.	14,630	621,921
Norwood Financial Corp.	17,998	462,729
Oak Valley Bancorp.	16,882	299,993
Ohio Valley Banc Corp.	10,483	285,976
Old Point Financial Corp.	9,453	202,672

Security	Shares	Value

Banks (continued)
Old Second Bancorp. Inc.	65,192	$851,408
Orange County Bancorp Inc.	2,857	100,395
Origin Bancorp Inc.	52,198	2,210,585
Orrstown Financial Services Inc.	26,357	616,754
Pacific Mercantile Bancorp.(a)	45,393	418,070
Parke Bancorp. Inc.	23,916	524,478
Partners Bancorp.	20,259	167,542
Pathfinder Bancorp. Inc.	7,991	130,253
Patriot National Bancorp Inc.(a)	10,149	106,463
PCB Bancorp.	27,969	556,863
Peapack Gladstone Financial Corp.	42,778	1,427,074
Penns Woods Bancorp. Inc.	16,561	393,489
Peoples Bancorp. Inc./OH	61,705	1,950,495
Peoples Bancorp. of North Carolina Inc.	10,563	299,884
Peoples Financial Services Corp.	16,776	764,482
Plumas Bancorp.	11,374	356,347
Preferred Bank/Los Angeles CA	32,600	2,173,768
Primis Financial Corp.	57,917	837,480
Professional Holding Corp., Class A(a)	29,662	557,646
QCR Holdings Inc.	36,564	1,880,852
RBB Bancorp.	33,438	842,972
Red River Bancshares Inc.	10,919	544,312
Reliant Bancorp Inc.	35,927	1,134,934
Republic Bancorp. Inc./KY, Class A	22,756	1,152,591
Republic First Bancorp. Inc.(a)	106,420	327,774
Richmond Mutual Bancorp. Inc.	26,239	416,938
Riverview Financial Corp.(a)	21,297	280,694
Salisbury Bancorp. Inc.	6,307	331,117
SB Financial Group Inc.	15,631	282,921
Select Bancorp. Inc.(a)	35,413	610,874
Shore Bancshares Inc.	27,614	489,596
Sierra Bancorp	33,812	820,955
SmartFinancial Inc.	32,412	837,850
Sound Financial Bancorp. Inc.(b)	5,117	230,265
South Plains Financial Inc.	25,037	610,402
Southern First Bancshares Inc.(a)	17,503	936,410
Southern States Bancshares Inc.(a)(b)	4,942	94,244
Spirit of Texas Bancshares Inc.	30,128	729,098
Stock Yards Bancorp. Inc.	56,865	3,335,132
Summit Financial Group Inc.	27,262	668,192
Summit State Bank	11,280	223,344
TriState Capital Holdings Inc.(a)(b)	68,277	1,444,059
U.S. Century Bank(a)	9,014	109,791
Union Bankshares Inc./Morrisville VT	9,553	305,314
United Bancorp. Inc./OH	11,745	168,541
United Bancshares Inc./OH	6,570	200,385
United Security Bancshares/Fresno CA	33,743	269,944
Unity Bancorp. Inc.	16,876	394,898
Univest Financial Corp.	69,454	1,902,345
Village Bank and Trust Financial Corp.(a)	1,684	86,979
Virginia National Bankshares Corp.(b)	11,154	403,106
Washington Trust Bancorp. Inc.	41,157	2,180,498
West Bancorp. Inc.	38,336	1,151,230

		150,954,115

Beverages — 0.1%
Alkaline Water Co. Inc. (The)(a)(b)	198,925	316,291
NewAge Inc.(a)(b)	315,435	438,455
Reed’s Inc.(a)(b)	219,849	131,909
Willamette Valley Vineyards Inc.(a)(b)	11,252	143,125

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Zevia PBC, Class A(a)(b)	22,815	$262,601

		1,292,381

Biotechnology — 16.7%
180 Life Sciences Corp.(a)(b)	24,721	133,741
4D Molecular Therapeutics Inc.(a)	49,415	1,332,723
89bio Inc.(a)	22,932	449,238
Aadi Bioscience Inc.(a)	6,750	198,259
Abeona Therapeutics Inc.(a)(b)	202,902	227,250
Acorda Therapeutics Inc.(a)(b)	21,732	99,967
Actinium Pharmaceuticals Inc.(a)(b)	45,510	403,219
Acumen Pharmaceuticals Inc.(a)	22,203	329,937
Acurx Pharmaceuticals Inc.(a)(b)	5,868	30,162
Adamas Pharmaceuticals Inc.(a)	93,285	458,029
Adicet Bio Inc.(a)	49,234	385,995
Aditx Therapeutics Inc.(a)(b)	30,374	51,332
ADMA Biologics Inc.(a)(b)	283,524	320,382
Adverum Biotechnologies Inc.(a)	204,172	443,053
Aeglea BioTherapeutics Inc.(a)	94,978	755,075
Aerovate Therapeutics Inc.(a)	23,911	501,653
Affimed NV(a)	275,125	1,700,273
Agenus Inc.(a)(b)	487,250	2,558,063
AgeX Therapeutics Inc.(a)	58,894	55,360
Aileron Therapeutics Inc.(a)(b)	179,548	183,139
AIM ImmunoTech Inc.(a)(b)	114,024	230,328
Akebia Therapeutics Inc.(a)	413,719	1,191,511
Akero Therapeutics Inc.(a)(b)	60,353	1,348,890
Akouos Inc.(a)(b)	56,478	655,710
Albireo Pharma Inc.(a)	39,668	1,237,642
Aldeyra Therapeutics Inc.(a)	113,984	1,000,780
Aligos Therapeutics Inc.(a)(b)	49,420	766,504
Allena Pharmaceuticals Inc.(a)(b)	126,284	113,933
Alpine Immune Sciences Inc.(a)(b)	28,339	302,377
Altimmune Inc.(a)	94,017	1,063,332
AnaptysBio Inc.(a)(b)	45,271	1,227,750
Anavex Life Sciences Corp.(a)(b)	151,456	2,718,635
Anika Therapeutics Inc.(a)	33,994	1,446,785
Anixa Biosciences Inc.(a)(b)	64,604	308,161
Annexon Inc.(a)(b)	73,272	1,363,592
Annovis Bio Inc.(a)(b)	12,314	390,970
Applied Genetic Technologies Corp./DE(a)(b)	101,328	304,997
Applied Therapeutics Inc.(a)	41,686	691,988
Aprea Therapeutics Inc.(a)(b)	40,633	207,635
Aptevo Therapeutics Inc.(a)(b)	5,933	91,606
Aptinyx Inc., Class A(a)	106,081	248,230
AquaBounty Technologies Inc.(a)(b)	123,218	501,497
Aravive Inc.(a)	36,175	134,571
Arbutus Biopharma Corp.(a)	188,366	808,090
ARCA biopharma Inc.(a)(b)	35,607	105,397
Arcturus Therapeutics Holdings Inc.(a)(b)	49,958	2,386,993
Ardelyx Inc.(a)(b)	211,088	278,636
Aridis Pharmaceuticals Inc.(a)	23,543	86,638
Armata Pharmaceuticals Inc.(a)	18,570	67,223
Assembly Biosciences Inc.(a)	94,975	330,513
Astria Therapeutics Inc.(a)	9,250	81,770
Athenex Inc.(a)	203,368	612,138
Athersys Inc.(a)(b)	481,115	639,883
Atossa Therapeutics Inc.(a)(b)	274,590	895,163
Atreca Inc., Class A(a)(b)	61,205	381,307
aTyr Pharma Inc.(a)	37,060	336,505
AVEO Pharmaceuticals Inc.(a)(b)	71,694	443,069

Security	Shares	Value

Biotechnology (continued)
Avid Bioservices Inc.(a)(b)	142,492	$3,073,552
Avidity Biosciences Inc.(a)	89,147	2,195,691
Avita Medical Inc.(a)	57,015	1,010,306
Avrobio Inc.(a)	90,439	504,650
Axcella Health Inc.(a)(b)	48,142	143,463
Aziyo Biologics Inc., Class A(a)	6,041	42,710
Benitec Biopharma Inc.(a)(b)	18,281	65,263
Beyondspring Inc.(a)	52,592	828,850
BioCardia Inc.(a)(b)	32,488	102,012
Biocept Inc.(a)	34,803	139,560
Biomea Fusion Inc.(a)(b)	21,028	251,705
Bio-Path Holdings Inc.(a)	18,252	93,633
BioVie Inc.(a)(b)	5,875	39,539
Bioxcel Therapeutics Inc.(a)(b)	41,009	1,244,623
Bolt Biotherapeutics Inc.(a)(b)	53,410	675,637
BrainStorm Cell Therapeutics Inc.(a)	74,416	245,573
Cabaletta Bio Inc.(a)	38,807	471,893
Caladrius Biosciences Inc.(a)	140,788	171,761
Calithera Biosciences Inc.(a)(b)	163,765	357,008
Calyxt Inc.(a)(b)	34,134	115,032
Candel Therapeutics Inc.(a)(b)	20,729	224,702
Capricor Therapeutics Inc.(a)(b)	50,166	201,667
Cardiff Oncology Inc.(a)	89,845	598,368
CASI Pharmaceuticals Inc.(a)(b)	255,600	304,164
Catalyst Biosciences Inc.(a)(b)	74,093	304,522
Catalyst Pharmaceuticals Inc.(a)(b)	228,259	1,209,773
Celcuity Inc.(a)	22,446	404,028
Celldex Therapeutics Inc.(a)	108,530	5,859,535
Cellectar Biosciences Inc.(a)	134,433	124,351
CEL-SCI Corp.(a)(b)	84,374	927,270
Celsion Corp.(a)(b)	197,396	182,473
Checkmate Pharmaceuticals Inc.(a)	19,944	79,178
Checkpoint Therapeutics Inc.(a)(b)	151,307	499,313
ChemoCentryx Inc.(a)	127,782	2,185,072
Chimerix Inc.(a)	171,270	1,060,161
Chinook Therapeutics Inc.(a)	78,606	1,003,013
Cidara Therapeutics Inc.(a)(b)	104,426	233,914
Clene Inc.(a)(b)	46,247	315,867
Clovis Oncology Inc.(a)(b)	264,575	1,180,005
Codiak Biosciences Inc.(a)(b)	37,340	609,762
Cogent Biosciences Inc.(a)	87,325	734,403
Cohbar Inc.(a)(b)	100,942	96,904
Concert Pharmaceuticals Inc.(a)(b)	73,752	241,169
ContraFect Corp.(a)(b)	93,084	376,990
Corbus Pharmaceuticals Holdings Inc.(a)(b)	282,200	287,844
Corvus Pharmaceuticals Inc.(a)(b)	66,862	323,612
Crinetics Pharmaceuticals Inc.(a)	87,887	1,850,021
CTI BioPharma Corp.(a)(b)	203,688	600,880
Cue Biopharma Inc.(a)(b)	72,237	1,052,493
Curis Inc.(a)(b)	203,339	1,592,144
Cyclacel Pharmaceuticals Inc.(a)(b)	23,862	125,753
Cyclerion Therapeutics Inc.(a)	72,210	221,685
Cyclo Therapeutics Inc.(a)	12,322	83,174
CytomX Therapeutics Inc.(a)(b)	152,675	777,116
Decibel Therapeutics Inc.(a)(b)	32,633	251,600
Dermtech Inc.(a)(b)	56,995	1,830,109
DiaMedica Therapeutics Inc.(a)	43,818	175,710
Dyadic International Inc.(a)(b)	46,842	260,442
Dynavax Technologies Corp.(a)(b)	254,135	4,881,933
Eagle Pharmaceuticals Inc./DE(a)(b)	27,612	1,540,197

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Eiger BioPharmaceuticals Inc.(a)	75,159	$502,062
Eledon Pharmaceuticals Inc.(a)(b)	32,248	199,293
Elevation Oncology Inc.(a)(b)	15,553	121,158
Eliem Therapeutics Inc.(a)	16,358	294,117
Enochian Biosciences Inc.(a)(b)	37,184	250,248
Entasis Therapeutics Holdings Inc.(a)	24,440	81,630
Epizyme Inc.(a)(b)	210,903	1,079,823
Equillium Inc.(a)(b)	30,679	209,231
Evelo Biosciences Inc.(a)(b)	71,380	502,515
Exicure Inc.(a)(b)	141,932	170,318
Fennec Pharmaceuticals Inc.(a)(b)	41,840	394,133
Finch Therapeutics Group Inc.(a)(b)	18,568	241,384
Flexion Therapeutics Inc.(a)	112,961	689,062
Foghorn Therapeutics Inc.(a)(b)	45,930	639,805
Forte Biosciences Inc.(a)(b)	28,115	83,220
Fortress Biotech Inc.(a)	168,226	541,688
Frequency Therapeutics Inc.(a)(b)	75,269	531,399
G1 Therapeutics Inc.(a)	92,983	1,247,832
Gain Therapeutics Inc.(a)(b)	10,057	74,874
Galectin Therapeutics Inc.(a)	89,214	346,150
Galera Therapeutics Inc.(a)(b)	34,015	275,522
Gemini Therapeutics Inc.(a)(b)	54,095	218,544
Genocea Biosciences Inc.(a)(b)	98,144	188,436
Genprex Inc.(a)(b)	107,093	287,009
GeoVax Labs Inc.(a)(b)	16,619	71,794
Geron Corp.(a)(b)	708,348	970,437
GlycoMimetics Inc.(a)(b)	98,888	216,565
Gossamer Bio Inc.(a)	145,981	1,834,981
Graphite Bio Inc.(a)(b)	37,954	622,066
Greenwich Lifesciences Inc.(a)(b)	9,674	377,963
Gritstone bio Inc.(a)	94,805	1,023,894
GT Biopharma Inc.(a)	41,627	280,566
Harpoon Therapeutics Inc.(a)	43,931	347,055
HCW Biologics Inc.(a)(b)	15,099	48,166
Heat Biologics Inc.(a)(b)	57,313	341,012
Homology Medicines Inc.(a)(b)	98,429	774,636
Hookipa Pharma Inc.(a)	44,888	264,390
Humanigen Inc.(a)(b)	106,718	632,838
iBio Inc.(a)(b)	506,717	537,120
Icosavax Inc.(a)(b)	31,740	939,187
Ideaya Biosciences Inc.(a)	77,308	1,970,581
Idera Pharmaceuticals Inc.(a)(b)	110,282	113,590
Imago Biosciences Inc.(a)	22,637	453,419
Immucell Corp.(a)	12,963	119,778
Immuneering Corp., Class A(a)	19,648	521,654
Immunic Inc.(a)	43,514	385,099
ImmunoGen Inc.(a)	468,541	2,656,627
Immunome Inc.(a)(b)	20,624	502,194
Impel Neuropharma Inc.(a)(b)	12,595	153,407
IN8bio Inc.(a)	8,640	59,616
Infinity Pharmaceuticals Inc.(a)(b)	205,101	701,445
Inhibikase Therapeutics Inc.(a)(b)	42,512	80,773
Inhibrx Inc.(a)	65,925	2,195,962
Inmune Bio Inc.(a)(b)	21,545	418,404
Inozyme Pharma Inc.(a)	33,845	392,264
Intercept Pharmaceuticals Inc.(a)(b)	65,930	979,061
iTeos Therapeutics Inc.(a)	47,436	1,280,772
IVERIC bio Inc.(a)(b)	246,349	4,000,708
Janux Therapeutics Inc.(a)(b)	31,453	680,328
Jounce Therapeutics Inc.(a)	77,590	576,494

Security	Shares	Value

Biotechnology (continued)
Kadmon Holdings Inc.(a)(b)	409,306	$3,565,055
KalVista Pharmaceuticals Inc.(a)(b)	46,768	816,102
Karyopharm Therapeutics Inc.(a)(b)	169,041	983,819
Keros Therapeutics Inc.(a)	36,683	1,451,180
Kezar Life Sciences Inc.(a)	80,276	693,585
Kintara Therapeutics Inc.(a)	68,281	58,735
Kiromic BioPharma Inc.(a)(b)	28,411	87,222
La Jolla Pharmaceutical Co.(a)(b)	40,178	160,310
Lantern Pharma Inc.(a)(b)	18,068	202,000
Larimar Therapeutics Inc.(a)	26,041	300,253
Leap Therapeutics Inc.(a)(b)	93,492	374,903
Lexicon Pharmaceuticals Inc.(a)(b)	159,414	766,781
Lineage Cell Therapeutics Inc.(a)	296,767	747,853
Lixte Biotechnology Holdings Inc.(a)(b)	13,122	27,294
LogicBio Therapeutics Inc.(a)(b)	50,799	232,659
Lumos Pharma Inc.(a)(b)	15,100	143,601
Magenta Therapeutics Inc.(a)	70,235	511,311
MannKind Corp.(a)	583,258	2,537,172
Marker Therapeutics Inc.(a)	144,742	244,614
MediciNova Inc.(a)	110,049	417,086
MEI Pharma Inc.(a)(b)	254,814	703,287
MeiraGTx Holdings PLC(a)	69,908	921,387
Merrimack Pharmaceuticals Inc.(a)	23,642	114,191
Mersana Therapeutics Inc.(a)	168,459	1,588,568
Metacrine Inc.(a)	37,212	127,637
MiMedx Group Inc.(a)(b)	260,980	1,581,539
Minerva Neurosciences Inc.(a)(b)	81,266	141,403
Mirum Pharmaceuticals Inc.(a)(b)	8,844	176,172
Molecular Templates Inc.(a)(b)	86,787	582,341
Moleculin Biotech Inc.(a)(b)	65,058	195,174
Monopar Therapeutics Inc.(a)(b)	10,854	52,533
Mustang Bio Inc.(a)(b)	163,467	439,726
NanoViricides Inc.(a)(b)	24,416	113,290
Navidea Biopharmaceuticals Inc.(a)	55,875	97,781
Neoleukin Therapeutics Inc.(a)	82,843	598,955
NeuBase Therapeutics Inc.(a)(b)	62,355	225,102
NeuroBo Pharmaceuticals Inc.(a)(b)	21,420	79,682
NexImmune Inc.(a)	41,838	633,427
NextCure Inc.(a)	43,948	296,210
Nkarta Inc.(a)(b)	33,171	922,486
Nuvalent Inc., Class A(a)(b)	25,015	564,088
Nymox Pharmaceutical Corp.(a)(b)	108,357	223,215
Olema Pharmaceuticals Inc.(a)	59,617	1,643,045
Omega Therapeutics Inc.(a)(b)	17,639	332,495
Oncocyte Corp.(a)	141,234	502,793
Oncorus Inc.(a)	48,011	448,423
OncoSec Medical Inc.(a)(b)	60,779	129,459
Oncternal Therapeutics Inc.(a)	103,701	432,433
Oncternal Therapeutics Inc. New(b)(c)	1,634	1,675
OpGen Inc.(a)(b)	89,921	258,972
Organovo Holdings Inc.(a)	20,568	139,862
Orgenesis Inc.(a)(b)	52,605	260,395
ORIC Pharmaceuticals Inc.(a)(b)	74,903	1,566,222
Outlook Therapeutics Inc.(a)	213,101	462,429
Ovid therapeutics Inc.(a)(b)	133,768	449,460
Oyster Point Pharma Inc.(a)(b)	26,211	310,600
Panbela Therapeutics Inc.(a)(b)	27,697	60,103
PDS Biotechnology Corp.(a)(b)	55,131	821,452
PhaseBio Pharmaceuticals Inc.(a)	84,130	261,644
Phio Pharmaceuticals Corp.(a)(b)	32,572	65,795

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Pieris Pharmaceuticals Inc.(a)	123,386	$637,906
Plus Therapeutics Inc.(a)	29,347	56,053
Portage Biotech Inc.(a)	11,904	241,889
Poseida Therapeutics Inc.(a)(b)	67,551	492,447
Precision BioSciences Inc.(a)(b)	117,392	1,354,704
Prometheus Biosciences Inc.(a)(b)	26,589	630,425
Protagonist Therapeutics Inc.(a)	105,064	1,861,734
Protalix BioTherapeutics Inc.(a)(b)	103,131	137,164
Protara Therapeutics Inc.(a)(b)	25,444	176,072
Proteostasis Therapeutics Inc.(b)(c)	128,549	13,883
Prothena Corp. PLC(a)	82,534	5,878,897
Puma Biotechnology Inc.(a)	75,911	532,136
Qualigen Therapeutics Inc.(a)(b)	70,957	92,244
Rallybio Corp.(a)(b)	17,106	300,723
RAPT Therapeutics Inc.(a)	50,463	1,566,876
Reneo Pharmaceuticals Inc.(a)	15,448	115,088
Rezolute Inc.(a)	11,237	83,379
Rigel Pharmaceuticals Inc.(a)(b)	401,108	1,456,022
Salarius Pharmaceuticals Inc.(a)(b)	105,749	107,864
Savara Inc.(a)(b)	181,584	250,586
Scholar Rock Holding Corp.(a)(b)	65,453	2,161,258
Scopus Biopharma Inc.(a)	17,750	73,663
Selecta Biosciences Inc.(a)	212,977	885,984
SELLAS Life Sciences Group Inc.(a)	37,818	346,413
Sensei Biotherapeutics Inc.(a)(b)	49,417	519,867
Sera Prognostics Inc., Class A(a)(b)	11,009	122,310
Sesen Bio Inc.(a)(b)	462,769	367,068
Sierra Oncology Inc.(a)	15,239	334,039
Sigilon Therapeutics Inc.(a)	34,794	196,586
Sio Gene Therapies Inc.(a)	121,128	262,848
Soleno Therapeutics Inc.(a)	116,378	107,591
Solid Biosciences Inc.(a)(b)	139,806	334,136
Soligenix Inc.(a)(b)	91,762	97,268
Spectrum Pharmaceuticals Inc.(a)(b)	383,796	836,675
Spero Therapeutics Inc.(a)(b)	56,723	1,044,270
Spruce Biosciences Inc.(a)(b)	21,469	129,029
SQZ Biotechnologies Co.(a)(b)	53,509	771,600
Statera Biopharma Inc.(a)(b)	17,182	39,690
Summit Therapeutics Inc.(a)	61,175	306,487
Surface Oncology Inc.(a)	83,133	629,317
Sutro Biopharma Inc.(a)(b)	102,805	1,941,986
Syndax Pharmaceuticals Inc.(a)(b)	105,634	2,018,666
Synlogic Inc.(a)	77,177	235,390
Syros Pharmaceuticals Inc.(a)(b)	135,118	603,977
T2 Biosystems Inc.(a)(b)	334,450	306,089
Talaris Therapeutics Inc.(a)(b)	21,695	294,184
Taysha Gene Therapies Inc.(a)(b)	52,265	973,174
TCR2 Therapeutics Inc.(a)	71,694	610,116
Tenax Therapeutics Inc.(a)(b)	30,215	53,481
Tenaya Therapeutics Inc.(a)	33,071	682,916
Tonix Pharmaceuticals Holding Corp.(a)	844,348	507,538
Tracon Pharmaceuticals Inc.(a)	35,968	139,196
TransCode Therapeutics Inc.(a)(b)	14,981	44,793
Trevena Inc.(a)(b)	384,236	472,610
Trillium Therapeutics Inc.(a)(b)	234,293	4,114,185
TScan Therapeutics Inc., NVS(a)(b)	14,172	118,194
Tyme Technologies Inc.(a)(b)	160,164	164,969
Unicycive Therapeutics Inc.(a)(b)	10,142	28,702
UNITY Biotechnology Inc.(a)	100,005	300,015
UroGen Pharma Ltd.(a)(b)	45,821	770,709

Security	Shares	Value

Biotechnology (continued)
Vaccinex Inc.(a)(b)	42,398	$91,580
Vanda Pharmaceuticals Inc.(a)(b)	129,830	2,225,286
Vaxart Inc.(a)(b)	280,694	2,231,517
Vaxcyte Inc.(a)	94,930	2,408,374
VBI Vaccines Inc.(a)(b)	437,204	1,359,704
Vera Therapeutics Inc.(a)	16,252	281,972
Verastem Inc.(a)(b)	404,675	1,246,399
Viking Therapeutics Inc.(a)(b)	160,422	1,007,450
Vincerx Pharma Inc.(a)	30,234	488,884
Viracta Therapeutics Inc.(a)(b)	85,299	684,098
Viridian Therapeutics Inc.(a)	20,556	338,146
Virios Therapeutics Inc.(a)(b)	14,517	76,795
VistaGen Therapeutics Inc.(a)	455,196	1,247,237
Vor BioPharma Inc.(a)(b)	45,117	707,435
Voyager Therapeutics Inc.(a)(b)	65,194	171,460
vTv Therapeutics Inc., Class A(a)(b)	53,471	81,811
Vyant Bio Inc.(a)(b)	72,590	169,135
Werewolf Therapeutics Inc.(a)	18,282	313,719
Windtree Therapeutics Inc.(a)(b)	45,648	94,035
X4 Pharmaceuticals Inc.(a)	55,858	295,489
XBiotech Inc.	35,673	461,965
XOMA Corp.(a)(b)	14,208	351,648
Yield10 Bioscience Inc.(a)	10,015	60,791
Yumanity Therapeutics Inc.(a)(b)	21,663	223,562
ZIOPHARM Oncology Inc.(a)(b)	492,828	896,947

		209,191,182

Building Products — 0.4%
Alpha Pro Tech Ltd.(a)(b)	27,945	188,070
Applied UV Inc.(a)(b)	10,274	72,945
Armstrong Flooring Inc.(a)(b)	50,609	158,406
Caesarstone Ltd.	53,163	660,285
Insteel Industries Inc.	44,111	1,678,424
Jewett-Cameron Trading Co. Ltd.(a)	6,917	81,482
Quanex Building Products Corp.	80,057	1,714,020

		4,553,632

Capital Markets — 1.2%
Ashford Inc.(a)	2,557	37,204
Associated Capital Group Inc., Class A	4,197	157,010
Blucora Inc.(a)	115,441	1,799,725
Cohen & Co. Inc.	1,629	31,472
Cowen Inc., Class A	66,314	2,275,233
Diamond Hill Investment Group Inc.	7,214	1,267,211
Donnelley Financial Solutions Inc.(a)	69,546	2,407,683
GAMCO Investors Inc., Class A	12,112	319,515
Greenhill & Co. Inc.	33,986	496,875
Hennessy Advisors Inc.	10,976	105,589
Heritage Global Inc.(a)(b)	54,484	106,789
Manning & Napier Inc.	32,610	297,729
Oppenheimer Holdings Inc., Class A, NVS	22,148	1,003,083
Pzena Investment Management Inc., Class A	41,181	405,221
Safeguard Scientifics Inc.(a)	47,533	422,093
Siebert Financial Corp.(a)	30,613	102,554
Silvercrest Asset Management Group Inc., Class A	23,345	363,715
StoneX Group Inc.(a)	39,861	2,626,840
Value Line Inc.	2,454	84,074
Westwood Holdings Group Inc.	17,712	336,528

		14,646,143

Chemicals — 1.0%
Advanced Emissions Solutions Inc.(a)	39,667	253,472

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
AdvanSix Inc.(a)	64,448	$2,561,808
AgroFresh Solutions Inc.(a)	66,397	143,418
American Vanguard Corp.	68,938	1,037,517
Core Molding Technologies Inc.(a)	18,262	210,196
Crown ElectroKinetics Corp.(a)(b)	17,259	69,036
Flexible Solutions International Inc.(a)	18,392	66,211
Flotek Industries Inc.(a)(b)	159,011	200,354
FutureFuel Corp.	66,653	475,236
Hawkins Inc.	45,234	1,577,762
Intrepid Potash Inc.(a)(b)	23,380	722,442
Koppers Holdings Inc.(a)	49,602	1,550,558
LSB Industries Inc.(a)	47,435	484,311
Marrone Bio Innovations Inc.(a)(b)	244,345	220,155
Northern Technologies International Corp.	18,100	276,025
Rayonier Advanced Materials Inc.(a)	145,159	1,088,692
Trecora Resources(a)(b)	55,150	451,127
Tredegar Corp.	62,203	757,633
Valhi Inc.	6,080	141,846

		12,287,799

Commercial Services & Supplies — 1.6%
ACCO Brands Corp.	222,197	1,908,672
Acme United Corp.	5,340	174,832
Aqua Metals Inc.(a)(b)	160,838	332,935
ARC Document Solutions Inc.	85,852	253,263
BioHiTech Global Inc.(a)(b)	44,129	60,898
CECO Environmental Corp.(a)	73,147	514,955
Charah Solutions Inc.(a)(b)	35,026	161,120
CompX International Inc.	3,842	79,837
Document Security Systems Inc.(a)(b)	131,301	169,378
Ennis Inc.	61,586	1,160,896
Fuel Tech Inc.(a)	59,483	103,500
Heritage-Crystal Clean Inc.(a)	36,754	1,065,131
Interface Inc.	137,752	2,086,943
Kimball International Inc., Class B	86,415	967,848
Montrose Environmental Group Inc.(a)(b)	54,586	3,370,140
NL Industries Inc.	20,004	115,223
Odyssey Marine Exploration Inc.(a)	28,606	200,242
Performant Financial Corp.(a)	88,019	348,555
Perma-Fix Environmental Services Inc.(a)	25,552	169,921
Quad/Graphics Inc.(a)	80,606	342,575
Quest Resource Holding Corp.(a)	37,670	229,033
RR Donnelley & Sons Co.(a)	166,857	857,645
SP Plus Corp.(a)	54,892	1,683,538
Team Inc.(a)	62,167	187,123
TOMI Environmental Solutions Inc.(a)(b)	28,576	39,006
Viad Corp.(a)	48,226	2,189,943
Vidler Water Resouces Inc.(a)	38,753	441,009
Virco Mfg. Corp.(a)	25,432	87,740
VSE Corp.	24,964	1,202,516

		20,504,417

Communications Equipment — 1.3%
Applied Optoelectronics Inc.(a)(b)	61,959	444,866
Aviat Networks Inc.(a)(b)	22,665	744,772
BK Technologies Corp.	29,515	83,380
CalAmp Corp.(a)	81,322	809,154
Cambium Networks Corp.(a)	25,293	915,354
Casa Systems Inc.(a)	73,882	500,920
Clearfield Inc.(a)(b)	26,761	1,181,498
ClearOne Inc.(a)(b)	20,227	47,736

Security	Shares	Value

Communications Equipment (continued)
Communications Systems Inc.(a)	17,176	$148,572
ComSovereign Holding Corp.(a)(b)	121,397	195,449
Comtech Telecommunications Corp.	60,093	1,538,982
Digi International Inc.(a)(b)	79,259	1,666,024
DZS Inc.(a)	39,447	483,620
EMCORE Corp.(a)	85,631	640,520
Franklin Wireless Corp.(a)(b)	15,904	115,622
Genasys Inc.(a)(b)	78,386	406,040
Harmonic Inc.(a)(b)	209,636	1,834,315
Inseego Corp.(a)(b)	195,852	1,304,374
KVH Industries Inc.(a)(b)	35,684	343,637
Lantronix Inc.(a)	51,715	300,981
Network-1 Technologies Inc.	29,936	88,811
Ondas Holdings Inc.(a)(b)	58,019	531,454
PCTEL Inc.	42,681	265,476
Resonant Inc.(a)(b)	134,076	324,464
Ribbon Communications Inc.(a)(b)	165,310	988,554
TESSCO Technologies Inc.(a)	17,002	94,871
Vislink Technologies Inc.(a)(b)	109,656	198,477

		16,197,923

Construction & Engineering — 1.5%
Argan Inc.	35,247	1,539,237
Bowman Consulting Group Ltd.(a)(b)	8,678	119,323
Concrete Pumping Holdings Inc.(a)(b)	60,448	516,226
Great Lakes Dredge & Dock Corp.(a)(b)	151,913	2,292,367
IES Holdings Inc.(a)	20,286	926,867
Infrastructure and Energy Alternatives Inc.(a)(b)	64,279	734,709
INNOVATE Corp.(a)(b)	111,428	456,855
iSun Inc.(a)	17,051	141,523
Limbach Holdings Inc.(a)	22,897	151,578
Matrix Service Co.(a)	61,803	646,459
Moving Image Technologies LLC(a)(b)	10,408	29,351
MYR Group Inc.(a)	38,941	3,874,630
Northwest Pipe Co.(a)	22,769	539,625
NV5 Global Inc.(a)(b)	31,151	3,070,554
Orbital Energy Group Inc.(a)(b)	104,487	321,820
Orion Group Holdings Inc.(a)(b)	68,507	372,678
Sterling Construction Co. Inc.(a)	65,251	1,479,240
Tutor Perini Corp.(a)	98,616	1,280,036
Williams Industrial Services Group Inc.(a)(b)	42,808	182,653

		18,675,731

Construction Materials — 0.2%
Forterra Inc.(a)	69,057	1,626,983
Smith-Midland Corp.(a)(b)	9,797	135,884
United State Lime & Minerals Inc.	4,880	589,504

		2,352,371

Consumer Finance — 0.8%
Atlanticus Holdings Corp.(a)(b)	12,536	665,160
Consumer Portfolio Services Inc.(a)(b)	41,140	240,669
Curo Group Holdings Corp.	49,566	858,979
Elevate Credit Inc.(a)	52,987	218,836
Enova International Inc.(a)(b)	85,834	2,965,565
EZCORP Inc., Class A, NVS(a)	115,621	875,251
Medallion Financial Corp.(a)(b)	48,971	383,932
Nicholas Financial Inc.(a)	11,497	141,413
Oportun Financial Corp.(a)(b)	48,991	1,226,245
Regional Management Corp.	18,662	1,085,755
World Acceptance Corp.(a)(b)	10,165	1,927,081

		10,588,886

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.4%
Myers Industries Inc.	84,881	$1,661,121
Ranpak Holdings Corp.(a)(b)	88,714	2,379,309
UFP Technologies Inc.(a)	16,137	993,878

		5,034,308

Distributors — 0.1%
AMCON Distributing Co.	387	57,655
Educational Development Corp.	15,775	153,806
Funko Inc., Class A(a)	62,242	1,133,427
Greenlane Holdings Inc., Class A(a)	39,428	93,445
Weyco Group Inc.	14,349	325,148

		1,763,481

Diversified Consumer Services — 1.1%
American Public Education Inc.(a)	43,642	1,117,672
Amesite Inc.(a)(b)	28,231	50,675
Aspen Group Inc./CO(a)(b)	53,172	296,168
Carriage Services Inc.	38,443	1,714,173
Elite Education Group International Ltd.(a)(b)	2,000	8,220
European Wax Center Inc., Class A(a)(b)	24,016	672,688
Houghton Mifflin Harcourt Co.(a)(b)	299,590	4,023,494
Lincoln Educational Services Corp.(a)	57,578	385,197
OneSpaWorld Holdings Ltd.(a)	125,363	1,249,869
Perdoceo Education Corp.(a)	167,096	1,764,534
Regis Corp.(a)(b)	55,594	193,467
Select Interior Concepts Inc., Class A(a)(b)	43,084	621,271
StoneMor Inc.(a)	76,298	188,456
Universal Technical Institute Inc.(a)	75,999	513,753
XpresSpa Group Inc.(a)	247,140	363,296
Zovio Inc., Class A(a)(b)	68,128	162,826

		13,325,759

Diversified Financial Services — 0.4%
Alerus Financial Corp.	35,939	1,073,857
A-Mark Precious Metals Inc.	20,501	1,230,470
Banco Latinoamericano de Comercio Exterior SA, Class E	74,265	1,302,608
FlexShopper Inc.(a)	36,440	113,328
Greenidge Generation Holdings Inc.(a)	3,994	102,007
GWG Holdings Inc.(a)	7,246	72,460
Marlin Business Services Corp.	19,118	424,993
SWK Holdings Corp.(a)(b)	7,663	139,237

		4,458,960

Diversified Telecommunication Services — 0.8%
Anterix Inc.(a)	27,101	1,645,031
ATN International Inc.	26,097	1,222,644
Consolidated Communications Holdings Inc.(a)	171,004	1,571,527
Cuentas Inc.(a)	14,205	41,052
IDT Corp., Class B(a)(b)	47,037	1,973,202
Ooma Inc.(a)	50,811	945,593
Radius Global Infrastructure Inc., Class A(a)(b)	139,054	2,270,752

		9,669,801

Electric Utilities — 0.1%
Genie Energy Ltd., Class B	49,252	321,615
Via Renewables Inc.	29,030	295,816

		617,431

Electrical Equipment — 1.2%
Advent Technologies Holdings Inc.(a)(b)	36,992	321,830
Allied Motion Technologies Inc.	27,288	853,569
American Superconductor Corp.(a)(b)	65,499	954,975
Ault Global Holdings Inc.(a)(b)	113,923	276,833

Security	Shares	Value

Electrical Equipment (continued)
Babcock & Wilcox Enterprises Inc.(a)(b)	130,408	$835,915
Beam Global(a)(b)	20,628	564,588
Blink Charging Co.(a)(b)	86,262	2,467,956
Broadwind Inc.(a)(b)	42,283	109,513
Capstone Green Energy Corp.(a)	34,175	164,382
Energous Corp.(a)(b)	150,681	313,417
Eos Energy Enterprises Inc.(a)(b)	101,467	1,423,582
Espey Manufacturing & Electronics Corp.	5,538	80,578
Flux Power Holdings Inc.(a)(b)	18,560	94,285
FTC Solar Inc.(a)(b)	44,328	345,315
Ideal Power Inc.(a)(b)	14,608	222,334
LSI Industries Inc.	62,075	481,081
Nuvve Holding Corp.(a)(b)	18,702	201,982
Ocean Power Technologies Inc.(a)(b)	125,507	291,176
Orion Energy Systems Inc.(a)(b)	68,324	265,780
Pioneer Power Solutions Inc.	9,578	31,799
Polar Power Inc.(a)(b)	17,095	94,706
Powell Industries Inc.	22,289	547,641
Preformed Line Products Co.	6,988	454,500
Romeo Power Inc.(a)(b)	297,998	1,475,090
Sunworks Inc.(a)(b)	65,565	402,569
Thermon Group Holdings Inc.(a)(b)	77,255	1,337,284
Ultralife Corp.(a)(b)	23,154	163,699
Westwater Resources Inc.(a)(b)	80,038	286,536

		15,062,915

Electronic Equipment, Instruments & Components — 1.5%
Airgain Inc.(a)(b)	20,956	264,255
Akoustis Technologies Inc.(a)	101,798	987,441
AmpliTech Group Inc.(a)(b)	6,428	23,012
Arlo Technologies Inc.(a)	197,266	1,264,475
Autoscope Technologies Corp.	9,830	72,840
Bel Fuse Inc., Class B, NVS	24,291	301,937
ClearSign Technologies Corp.(a)	56,842	113,684
Coda Octopus Group Inc.(a)	13,715	122,886
CPS Technologies Corp.(a)(b)	26,374	131,079
CTS Corp.	75,793	2,342,762
Daktronics Inc.(a)	87,290	473,985
Data I/O Corp.(a)	18,233	118,697
Digital Ally Inc.(a)(b)	115,557	139,824
Frequency Electronics Inc.(a)	14,260	148,304
Identiv Inc.(a)	49,874	939,626
IEC Electronics Corp.(a)	23,132	354,613
Intellicheck Inc.(a)(b)	41,930	343,407
Interlink Electronics Inc.(a)	1,823	17,173
Iteris Inc.(a)(b)	99,516	525,444
Key Tronic Corp.(a)	22,104	143,676
Kimball Electronics Inc.(a)(b)	56,718	1,461,623
LGL Group Inc. (The)(a)	7,367	101,591
LightPath Technologies Inc., Class A(a)(b)	61,073	130,085
Luna Innovations Inc.(a)(b)	72,378	687,591
Mechanical Technology Inc.(a)(b)	18,591	149,100
MICT Inc.(a)(b)	265,098	410,902
Napco Security Technologies Inc.(a)(b)	33,944	1,462,307
Powerfleet Inc.(a)(b)	78,488	525,870
Red Cat Holdings Inc.(a)(b)	73,416	255,488
Research Frontiers Inc.(a)(b)	71,744	183,665
RF Industries Ltd.(a)	22,875	184,601
Richardson Electronics Ltd.	26,129	253,190
ScanSource Inc.(a)	59,619	2,074,145
VerifyMe Inc.(a)(b)	16,522	56,175

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vishay Precision Group Inc.(a)	29,351	$1,020,534
Wayside Technology Group Inc.	9,343	251,981
Wireless Telecom Group Inc.(a)(b)	41,576	86,062
Wrap Technologies Inc.(a)(b)	49,227	294,870

		18,418,900

Energy Equipment & Services — 1.5%
Aspen Aerogels Inc.(a)	52,031	2,393,946
Bristow Group Inc.(a)	55,973	1,781,621
Dawson Geophysical Co.(a)	50,800	126,492
DMC Global Inc.(a)	43,755	1,614,997
ENGlobal Corp.(a)(b)	61,104	163,148
Exterran Corp.(a)(b)	58,544	259,935
Forum Energy Technologies Inc.(a)(b)	10,441	235,340
Frank’s International NV(a)	390,954	1,149,405
FTS International Inc., Class A(a)(b)	20,975	515,985
Geospace Technologies Corp.(a)	30,295	289,317
Gulf Island Fabrication Inc.(a)	29,953	118,913
Helix Energy Solutions Group Inc.(a)	337,479	1,309,419
ION Geophysical Corp.(a)(b)	62,665	83,345
KLX Energy Services Holdings Inc.(a)(b)	11,657	55,487
Mammoth Energy Services Inc.(a)	30,378	88,400
MIND Technology Inc.(a)	32,036	60,228
Nabors Industries Ltd.(a)(b)	16,763	1,617,294
Natural Gas Services Group Inc.(a)(b)	30,519	316,787
NCS Multistage Holdings Inc.(a)(b)	1,561	45,815
Newpark Resources Inc.(a)	212,830	702,339
Nine Energy Service Inc.(a)(b)	38,513	70,479
Nuverra Environmental Solutions Inc.(a)(b)	8,256	16,324
Oil States International Inc.(a)(b)	142,797	912,473
Profire Energy Inc.(a)	93,408	107,419
Ranger Energy Services Inc.(a)	11,841	108,937
SEACOR Marine Holdings Inc.(a)(b)	49,692	230,074
Select Energy Services Inc., Class A(a)	145,225	753,718
Smart Sand Inc.(a)(b)	55,539	136,071
Solaris Oilfield Infrastructure Inc., Class A	74,619	622,323
TETRA Technologies Inc.(a)	288,411	899,842
Tidewater Inc.(a)(b)	96,721	1,166,455
U.S. Silica Holdings Inc.(a)	172,771	1,380,440

		19,332,768

Entertainment — 0.3%
Ballantyne Strong Inc.(a)	30,388	93,291
Chicken Soup For The Soul Entertainment Inc.(a)	16,768	383,484
Cinedigm Corp., Class A(a)	341,165	856,324
CuriosityStream Inc.(a)(b)	61,108	644,078
Dolphin Entertainment Inc.(a)(b)	16,692	202,975
Eros STX Global Corp.(a)(b)	746,171	686,104
Gaia Inc., Class A(a)(b)	28,385	269,090
Marcus Corp. (The)(a)	53,715	937,327
Reading International Inc., Class A, NVS(a)(b)	38,865	196,657

		4,269,330

Equity Real Estate Investment Trusts (REITs) — 3.3%
Alpine Income Property Trust Inc.	25,216	463,218
Ashford Hospitality Trust Inc.(a)(b)	40,062	589,713
Bluerock Residential Growth REIT Inc., Class A	62,944	801,907
Braemar Hotels & Resorts Inc.(a)	124,146	602,108
BRT Apartments Corp.	27,583	531,800
CatchMark Timber Trust Inc., Class A	117,216	1,391,354
Cedar Realty Trust Inc.	30,212	655,298
Chatham Lodging Trust(a)	114,332	1,400,567

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CIM Commercial Trust Corp.	42,958	$389,199
City Office REIT Inc.	101,530	1,813,326
Clipper Realty Inc.	30,367	245,973
Condor Hospitality Trust Inc.(a)	14,778	103,003
CorEnergy Infrastructure Trust Inc.	32,382	143,452
CorePoint Lodging Inc.(a)	92,883	1,439,686
CTO Realty Growth Inc.	14,195	763,123
Farmland Partners Inc.	67,036	803,762
Franklin Street Properties Corp., Class C	245,781	1,140,424
GEO Group Inc. (The)	188,669	1,409,357
Gladstone Commercial Corp.	89,157	1,874,972
Gladstone Land Corp.	68,147	1,551,707
Global Medical REIT Inc.	142,976	2,101,747
Global Self Storage Inc.	24,535	126,355
Hersha Hospitality Trust, Class A(a)	76,369	712,523
Indus Realty Trust Inc.	10,304	722,310
InnSuites Hospitality Trust(b)	8,250	34,155
NETSTREIT Corp.	93,531	2,212,008
New York City REIT Inc., Class A(b)	23,066	186,143
NexPoint Residential Trust Inc.	52,976	3,278,155
One Liberty Properties Inc.	38,706	1,180,146
Pennsylvania REIT(a)	187,819	364,369
Plymouth Industrial REIT Inc.	69,279	1,576,097
Postal Realty Trust Inc., Class A	29,749	554,521
Power REIT(a)	5,343	266,963
Preferred Apartment Communities Inc.	122,446	1,497,515
Presidio Property Trust Inc., Class A(b)	25,401	95,762
Retail Value Inc.	41,129	1,082,927
Seritage Growth Properties, Class A(a)	88,089	1,306,360
Sotherly Hotels Inc.(a)	34,031	87,119
UMH Properties Inc.	100,756	2,307,312
Universal Health Realty Income Trust	30,780	1,701,211
Urstadt Biddle Properties Inc., Class A	71,422	1,352,018
Ventas Inc.	1	55
Wheeler Real Estate Investment Trust Inc.(a)	19,008	56,074
Whitestone REIT	104,783	1,024,778

		41,940,572

Food & Staples Retailing — 0.6%
Blue Apron Holdings Inc., Class A(a)(b)	40,331	296,433
Chefs’ Warehouse Inc. (The)(a)(b)	74,624	2,430,504
HF Foods Group Inc.(a)(b)	84,842	513,294
Ifresh Inc.(a)	54,766	56,409
MedAvail Holdings Inc.(a)(b)	28,564	83,407
Natural Grocers by Vitamin Cottage Inc.	21,619	242,565
Rite Aid Corp.(a)(b)	130,073	1,847,037
SpartanNash Co.	85,069	1,863,011
Village Super Market Inc., Class A	20,896	453,025

		7,785,685

Food Products — 0.4%
Alico Inc.	12,583	430,842
Arcadia Biosciences Inc.(a)(b)	53,976	111,730
Bridgford Foods Corp.(a)	4,745	56,845
Farmer Bros. Co.(a)	39,163	329,361
Laird Superfood Inc.(a)(b)	14,636	279,255
Landec Corp.(a)(b)	61,268	564,891
Lifeway Foods Inc.(a)(b)	11,196	62,586
Limoneira Co.	37,355	604,030
Nuzee Inc.(a)(b)	27,272	59,998
Rocky Mountain Chocolate Factory Inc.(a)	11,720	86,728

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
S&W Seed Co.(a)(b)	32,624	$84,496
Seneca Foods Corp., Class A(a)	14,967	721,709
Vital Farms Inc.(a)(b)	57,666	1,013,192
Whole Earth Brands Inc.(a)	87,393	1,009,389

		5,415,052

Gas Utilities — 0.0%
RGC Resources Inc.	18,896	427,994

Health Care Equipment & Supplies — 5.1%
Accelerate Diagnostics Inc.(a)(b)	77,429	451,411
Accuray Inc.(a)	218,583	863,403
Acutus Medical Inc.(a)	44,731	395,422
Alphatec Holdings Inc.(a)(b)	167,303	2,039,424
AngioDynamics Inc.(a)(b)	87,593	2,272,162
Apollo Endosurgery Inc.(a)	43,626	395,252
Apyx Medical Corp.(a)	73,132	1,012,878
Asensus Surgical Inc.(a)(b)	549,497	1,016,569
Aspira Women’s Health Inc.(a)(b)	170,785	555,051
Avinger Inc.(a)(b)	237,405	176,629
Bellerophon Therapeutics Inc.(a)	19,022	77,229
Beyond Air Inc.(a)(b)	47,371	526,766
BioLife Solutions Inc.(a)	57,591	2,437,251
Biomerica Inc.(a)(b)	20,520	92,340
BioSig Technologies Inc.(a)(b)	66,390	197,842
Bioventus Inc., Class A(a)(b)	38,329	542,739
Chembio Diagnostics Inc.(a)(b)	66,229	165,573
ClearPoint Neuro Inc.(a)(b)	44,580	791,295
Co-Diagnostics Inc.(a)	63,341	616,308
Cutera Inc.(a)	41,559	1,936,649
CVRx Inc.(a)	18,679	308,951
CytoSorbents Corp.(a)(b)	96,643	784,741
DarioHealth Corp.(a)(b)	31,616	431,558
Delcath Systems Inc.(a)(b)	12,687	132,452
Ekso Bionics Holdings Inc.(a)(b)	32,634	150,769
ElectroCore Inc.(a)(b)	138,175	156,138
Electromed Inc.(a)(b)	16,398	177,426
ENDRA Life Sciences Inc.(a)(b)	95,729	165,611
Femasys Inc.(a)	5,394	38,243
FONAR Corp.(a)	15,459	238,996
GBS Inc.(a)(b)	20,187	50,871
Helius Medical Technologies Inc.(a)	5,260	73,798
Intersect ENT Inc.(a)	78,662	2,139,606
IntriCon Corp.(a)(b)	20,236	367,486
Invacare Corp.(a)	79,587	378,834
INVO BioScience Inc.(a)(b)	23,659	76,419
iRadimed Corp.(a)(b)	14,917	501,062
IRIDEX Corp.(a)	32,170	246,422
Kewaunee Scientific Corp.(a)	6,207	82,057
Lantheus Holdings Inc.(a)(b)	159,195	4,088,128
LeMaitre Vascular Inc.	44,483	2,361,602
LENSAR Inc.(a)	22,140	174,242
Lucira Health Inc.(a)(b)	37,319	283,624
Meridian Bioscience Inc.(a)	100,849	1,940,335
Microbot Medical Inc.(a)	16,205	113,921
Milestone Scientific Inc.(a)(b)	115,726	216,408
Misonix Inc.(a)	28,587	723,251
Motus GI Holdings Inc.(a)(b)	118,488	81,697
Myomo Inc.(a)(b)	13,664	162,465
Natus Medical Inc.(a)	80,050	2,007,654
Nemaura Medical Inc.(a)(b)	28,378	170,552

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Neuronetics Inc.(a)(b)	59,938	$393,193
NeuroPace Inc.(a)(b)	17,095	270,956
OraSure Technologies Inc.(a)	168,091	1,901,109
Orthofix Medical Inc.(a)	44,701	1,704,002
OrthoPediatrics Corp.(a)	32,689	2,141,456
PAVmed Inc.(a)	168,562	1,439,520
Predictive Oncology Inc.(a)(b)	150,335	199,946
Pro-Dex Inc.(a)(b)	5,061	131,232
Pulse Biosciences Inc.(a)(b)	32,668	705,629
Quotient Ltd.(a)(b)	184,088	430,766
Repro-Med Systems Inc.(a)(b)	69,210	197,249
Retractable Technologies Inc.(a)(b)	40,738	449,340
ReWalk Robotics Ltd.(a)(b)	108,897	164,434
RxSight Inc.(a)(b)	20,010	253,527
Sanara Medtech Inc.(a)(b)	7,397	251,794
SeaSpine Holdings Corp.(a)	74,519	1,172,184
Second Sight Medical Products Inc.(a)(b)	38,736	123,568
Senseonics Holdings Inc.(a)(b)	1,020,154	3,458,322
Sensus Healthcare Inc.(a)	32,451	116,824
SI-BONE Inc.(a)	77,114	1,651,782
Sientra Inc.(a)	134,884	772,885
SiNtx Technologies Inc.(a)(b)	67,200	86,016
Soliton Inc.(a)(b)	27,186	553,507
Stereotaxis Inc.(a)	116,713	627,916
Strata Skin Sciences Inc.(a)	57,397	105,611
Surgalign Holdings Inc.(a)(b)	230,193	250,910
Surmodics Inc.(a)(b)	31,769	1,766,356
Talis Biomedical Corp.(a)	33,978	212,363
Tela Bio Inc.(a)	16,661	227,589
TransMedics Group Inc.(a)(b)	61,243	2,026,531
Utah Medical Products Inc.	8,170	758,503
Vapotherm Inc.(a)	53,383	1,188,839
Venus Concept Inc.(a)	63,442	159,239
ViewRay Inc.(a)(b)	324,908	2,342,587
VolitionRx Ltd.(a)(b)	82,787	256,640
Xtant Medical Holdings Inc.(a)(b)	21,171	23,500
Zynex Inc.(a)(b)	45,770	521,320

		64,424,657

Health Care Providers & Services — 2.5%
Akumin Inc.(a)	141,326	346,249
Apollo Medical Holdings Inc.(a)(b)	88,966	8,100,353
Apria Inc.(a)(b)	35,690	1,325,883
Avalon GloboCare Corp.(a)(b)	59,031	52,420
Biodesix Inc.(a)(b)	29,992	246,534
Capital Senior Living Corp.(a)(b)	3,420	120,452
Castle Biosciences Inc.(a)(b)	50,360	3,348,940
Cross Country Healthcare Inc.(a)	84,833	1,801,853
Envveno Medical Corp., NVS	17,538	182,044
Enzo Biochem Inc.(a)	106,336	376,429
Exagen Inc.(a)	24,169	328,698
Five Star Senior Living Inc.(a)(b)	43,705	191,428
Great Elm Group Inc.(a)	34,549	78,426
Hanger Inc.(a)	87,988	1,932,216
Imac Holdings Inc.(a)(b)	61,016	90,304
InfuSystem Holdings Inc.(a)(b)	42,618	555,313
Joint Corp. (The)(a)	32,586	3,194,080
Novo Integrated Sciences Inc.(a)(b)	18,129	33,901
Ontrak Inc.(a)(b)	20,943	210,268
PetIQ Inc.(a)	63,839	1,594,060
Precipio Inc.(a)	49,136	138,564

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Progenity Inc.(a)(b)	44,376	$67,452
Psychemedics Corp.(a)	13,727	116,680
RadNet Inc.(a)	107,265	3,143,937
Regional Health Properties Inc.(a)	3,656	28,882
Sharps Compliance Corp.(a)(b)	34,190	282,751
SOC Telemed Inc.(a)	140,481	317,487
Triple-S Management Corp.(a)	53,729	1,900,395
Viemed Healthcare Inc.(a)	85,021	471,867
Vivos Therapeutics Inc.(a)	41,283	166,783

		30,744,649

Health Care Technology — 0.8%
CareCloud Inc.(a)(b)	22,108	168,463
Castlight Health Inc., Class B(a)(b)	285,305	447,929
Computer Programs & Systems Inc.	33,788	1,198,122
Convey Holding Parent Inc.(a)	31,054	260,854
Forian Inc.(a)(b)	44,496	459,199
HealthStream Inc.(a)	59,450	1,699,081
Icad Inc.(a)	51,354	552,056
iSpecimen Inc.(a)(b)	5,424	31,676
NantHealth Inc.(a)	60,153	96,846
OptimizeRx Corp.(a)(b)	40,506	3,465,288
Simulations Plus Inc.	36,367	1,436,496
Streamline Health Solutions Inc.(a)(b)	70,746	123,806

		9,939,816

Hotels, Restaurants & Leisure — 2.5%
Allied Esports Entertainment Inc.(a)	46,779	82,799
Ark Restaurants Corp.(a)	6,046	93,713
BBQ Holdings Inc.(a)	9,823	148,229
Biglari Holdings Inc., Class B, NVS(a)(b)	1,929	331,421
Bluegreen Vacations Holding Corp.(a)	29,409	758,752
BurgerFi International Inc.(a)(b)	23,766	205,814
Canterbury Park Holding Corp.	7,297	121,057
Carrols Restaurant Group Inc.	79,140	289,652
Century Casinos Inc.(a)(b)	64,130	863,831
Chuy’s Holdings Inc.(a)(b)	46,849	1,477,149
Del Taco Restaurants Inc.	70,466	615,168
Dover Motorsports Inc.	40,255	97,417
Drive Shack Inc.(a)(b)	196,346	551,732
El Pollo Loco Holdings Inc.(a)(b)	44,783	756,833
Esports Entertainment Group Inc.(a)(b)	33,753	226,483
Esports Technologies Inc.(a)(b)	26,277	882,119
Everi Holdings Inc.(a)	201,989	4,884,094
FAT Brands Inc.(b)	12,001	111,849
FAT Brands Inc., Class B	1,388	12,492
Fiesta Restaurant Group Inc.(a)	41,611	456,057
Flanigan’s Enterprises Inc.(a)	2,264	60,404
Full House Resorts Inc.(a)(b)	77,637	823,729
GAN Ltd.(a)(b)	94,294	1,402,152
Golden Entertainment Inc.(a)	40,651	1,995,558
Golden Nugget Online Gaming Inc.(a)	94,418	1,640,041
Good Times Restaurants Inc.(a)(b)	22,889	117,192
Hall of Fame Resort & Entertainment Co.(a)(b)	132,551	351,260
Inspired Entertainment Inc.(a)(b)	30,890	361,413
Kura Sushi USA Inc., Class A(a)	9,314	406,835
Lindblad Expeditions Holdings Inc.(a)(b)	73,066	1,066,033
Luby’s Inc.(a)	44,684	186,779
Monarch Casino & Resort Inc.(a)(b)	30,869	2,067,914
Nathan’s Famous Inc.	6,831	417,852
NEOGAMES SA(a)	13,106	481,252

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Noodles & Co.(a)	95,397	$1,125,685
ONE Group Hospitality Inc. (The)(a)	48,806	521,736
PlayAGS Inc.(a)(b)	64,356	507,125
Potbelly Corp.(a)(b)	61,182	414,814
RCI Hospitality Holdings Inc.	19,620	1,344,166
Red Robin Gourmet Burgers Inc.(a)	36,697	846,233
Ruth’s Hospitality Group Inc.(a)	80,336	1,663,759
Target Hospitality Corp.(a)(b)	63,114	235,415
Xponential Fitness Inc., Class A(a)	23,257	295,131

		31,299,139

Household Durables — 1.4%
Aterian Inc.(a)(b)	60,733	657,738
Bassett Furniture Industries Inc.	21,777	394,381
Beazer Homes USA Inc.(a)(b)	69,060	1,191,285
Casper Sleep Inc.(a)(b)	67,925	290,040
Comstock Holding Companies Inc.(a)(b)	5,196	24,863
Dixie Group Inc. (The)(a)	35,502	172,540
Ethan Allen Interiors Inc.	53,754	1,273,970
Flexsteel Industries Inc.	15,656	483,457
Green Brick Partners Inc.(a)(b)	72,259	1,482,755
Hamilton Beach Brands Holding Co., Class A	17,571	275,337
Harbor Custom Development Inc.(a)(b)	29,816	70,068
Hooker Furniture Corp.	27,699	747,596
Hovnanian Enterprises Inc., Class A(a)	12,029	1,159,475
Koss Corp.(a)	2,814	46,009
Landsea Homes Corp.(a)	24,345	210,828
Legacy Housing Corp.(a)(b)	18,711	336,237
Lifetime Brands Inc.	29,741	540,989
Live Ventures Inc.(a)(b)	2,996	113,189
Lovesac Co. (The)(a)(b)	30,177	1,994,398
Nephros Inc.(a)	14,354	125,885
Tupperware Brands Corp.(a)(b)	117,237	2,476,045
Universal Electronics Inc.(a)(b)	30,656	1,509,808
VOXX International Corp.(a)(b)	36,574	418,772
Vuzix Corp.(a)(b)	137,781	1,441,189
Weber Inc., Class A(a)(b)	40,773	717,197

		18,154,051

Household Products — 0.0%
Ocean Bio-Chem Inc.	9,375	87,281
Oil-Dri Corp. of America	12,878	450,730

		538,011

Industrial Conglomerates — 0.0%
Gaucho Group Holdings Inc.(a)(b)	18,673	57,326

Insurance — 1.3%
Ambac Financial Group Inc.(a)	106,726	1,528,316
Atlantic American Corp.(b)	11,978	50,188
Citizens Inc./TX(a)(b)	117,268	728,234
Crawford & Co., Class A, NVS	39,361	353,068
Donegal Group Inc., Class A	35,564	515,322
FedNat Holding Co.	40,230	99,368
FG Financial Group Inc.(a)	4,607	23,265
Greenlight Capital Re Ltd., Class A(a)	61,546	454,825
Hallmark Financial Services Inc.(a)(b)	29,786	108,719
HCI Group Inc.	13,287	1,471,801
Heritage Insurance Holdings Inc.	63,150	430,052
ICC Holdings Inc.(a)	4,779	81,148
Independence Holding Co.	10,073	499,520
Investors Title Co.	3,041	555,287

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Kingstone Companies Inc.	21,696	$143,628
Kingsway Financial Services Inc.(a)	24,424	130,888
Maiden Holdings Ltd.(a)	166,432	525,925
MBIA Inc.(a)	112,446	1,444,931
MetroMile Inc.(a)(b)	89,678	318,357
Midwest Holding Inc.(a)	6,280	244,292
National Western Life Group Inc., Class A	6,081	1,280,598
NI Holdings Inc.(a)	21,870	384,037
State Auto Financial Corp.	41,732	2,126,245
Tiptree Inc.	55,022	551,321
Trean Insurance Group Inc.(a)	41,524	429,773
United Fire Group Inc.	49,792	1,150,195
United Insurance Holdings Corp.	50,139	182,005
Universal Insurance Holdings Inc.	64,573	842,032
Vericity Inc.(a)	5,174	48,894

		16,702,234

Interactive Media & Services — 0.5%
AutoWeb Inc.(a)(b)	22,251	62,080
Creatd Inc.(a)(b)	19,346	52,428
DHI Group Inc.(a)	106,906	508,873
EverQuote Inc., Class A(a)	45,073	839,710
IZEA Worldwide Inc.(a)(b)	139,322	267,498
Kubient Inc.(a)(b)	27,042	87,346
Liberty TripAdvisor Holdings Inc., Class A(a)	171,541	530,062
Outbrain Inc.(a)(b)	18,818	278,506
QuinStreet Inc.(a)	117,541	2,064,020
Super League Gaming Inc.(a)	23,365	72,665
Travelzoo(a)(b)	12,610	146,276
TrueCar Inc.(a)(b)	224,509	933,957
Zedge Inc., Class B(a)(b)	24,043	321,215

		6,164,636

Internet & Direct Marketing Retail — 0.9%
1847 Goedeker Inc.(a)(b)	140,064	439,801
1stdibs.com Inc.(a)(b)	15,600	193,440
CarParts.com Inc.(a)(b)	115,574	1,804,110
Digital Brands Group Inc.(a)(b)	5,082	15,449
Duluth Holdings Inc., Class B(a)(b)	28,511	388,605
iMedia Brands Inc.(a)	41,457	238,378
iPower Inc.(a)(b)	7,282	28,837
Lands’ End Inc.(a)(b)	33,709	793,510
Liquidity Services Inc.(a)(b)	62,355	1,347,491
PARTS iD Inc.(a)(b)	39,464	204,818
PetMed Express Inc.	46,860	1,259,128
Porch Group Inc.(a)(b)	181,676	3,212,032
Remark Holdings Inc.(a)(b)	223,363	234,531
RumbleON Inc., Class B(a)(b)	7,304	284,710
TRxADE HEALTH Inc.(a)	9,660	47,914
Waitr Holdings Inc.(a)(b)	212,776	188,392

		10,681,146

IT Services — 1.9%
ALJ Regional Holdings Inc.(a)(b)	56,934	60,350
American Virtual Cloud Technologies Inc.(a)(b)	18,800	52,452
BM Technologies Inc.(a)(b)	22,197	197,553
Brightcove Inc.(a)	95,617	1,103,420
Cantaloupe Inc.(a)(b)	136,667	1,473,270
Cass Information Systems Inc.	33,621	1,407,039
Computer Task Group Inc.(a)	32,766	261,473
Crexendo Inc.(a)(b)	17,541	104,720
CSP Inc.(a)	9,745	86,633

Security	Shares	Value

IT Services (continued)
ESC Srax Inc., NVS	49,878	$2,993
Exela Technologies Inc.(a)(b)	84,553	164,033
Glimpse Group Inc. (The)(a)(b)	4,326	31,537
GreenBox POS(a)(b)	42,693	353,925
Grid Dynamics Holdings Inc.(a)	99,223	2,899,296
Hackett Group Inc. (The)	57,670	1,131,485
I3 Verticals Inc., Class A(a)(b)	50,356	1,219,119
IBEX Holdings Ltd.(a)(b)	13,759	233,903
Information Services Group Inc.	83,318	598,223
Innodata Inc.(a)	57,262	545,707
Inpixon(a)(b)	231,873	192,918
International Money Express Inc.(a)	75,221	1,256,191
Limelight Networks Inc.(a)	293,737	699,094
MoneyGram International Inc.(a)(b)	211,754	1,698,267
OLB Group Inc. (The)(a)(b)	5,802	23,208
Paysign Inc.(a)(b)	71,740	193,698
PFSweb Inc.(a)	38,780	500,262
Priority Technology Holdings Inc.(a)	23,826	159,158
Research Solutions Inc/CA(a)	37,829	97,977
ServiceSource International Inc.(a)(b)	229,727	310,131
StarTek Inc.(a)	39,982	220,301
Steel Connect Inc.(a)(b)	95,438	193,739
Tucows Inc., Class A(a)(b)	22,881	1,806,455
Unisys Corp.(a)(b)	155,035	3,897,580
Usio Inc.(a)	46,866	277,447
WidePoint Corp.(a)(b)	22,018	115,594

		23,569,151

Leisure Products — 0.9%
American Outdoor Brands Inc.(a)(b)	33,076	812,347
AMMO Inc.(a)(b)	201,635	1,240,055
Clarus Corp.	56,985	1,460,526
Escalade Inc.	23,886	451,684
Genius Brands International Inc.(a)(b)	661,929	900,223
JAKKS Pacific Inc.(a)(b)	11,021	130,929
Johnson Outdoors Inc., Class A	12,301	1,301,446
Marine Products Corp.	19,196	240,142
MasterCraft Boat Holdings Inc.(a)	44,069	1,105,250
Nautilus Inc.(a)(b)	71,018	661,178
Smith & Wesson Brands Inc.	113,353	2,353,208
Twin Vee PowerCats Co.(a)(b)	5,893	21,392
Vinco Ventures Inc.(a)(b)	52,151	334,288

		11,012,668

Life Sciences Tools & Services — 0.6%
Akoya Biosciences Inc.(a)(b)	18,140	253,234
Alpha Teknova Inc.(a)(b)	16,493	410,511
Applied DNA Sciences Inc.(a)	16,493	88,897
Champions Oncology Inc.(a)(b)	15,057	153,732
ChromaDex Corp.(a)(b)	110,185	690,860
Codex DNA Inc.(a)(b)	17,571	195,565
Contra Aduro Biotech I(a)(c)	33,109	99,328
Fluidigm Corp.(a)(b)	178,874	1,178,780
Harvard Bioscience Inc.(a)	92,050	642,509
Inotiv Inc.(a)(b)	30,387	888,516
Miromatrix Medical Inc.(a)	13,829	96,250
Personalis Inc.(a)	85,683	1,648,541
Rapid Micro Biosystems Inc., Cass A(a)	18,276	337,558
Singular Genomics Systems Inc.(a)	27,460	307,277

		6,991,558

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 2.4%
AgEagle Aerial Systems Inc.(a)(b)	161,918	$487,373
Agrify Corp.(a)(b)	39,458	731,551
Blue Bird Corp.(a)	37,155	775,053
CIRCOR International Inc.(a)	43,746	1,444,056
Columbus McKinnon Corp./NY	65,872	3,184,911
Commercial Vehicle Group Inc.(a)	75,263	711,988
Douglas Dynamics Inc.	53,960	1,958,748
Eastern Co. (The)	12,864	323,658
Energy Recovery Inc.(a)(b)	98,778	1,879,745
ExOne Co. (The)(a)	39,976	934,639
FreightCar America Inc.(a)(b)	33,144	150,142
Gencor Industries Inc.(a)	25,219	279,931
Graham Corp.	24,866	308,338
Hurco Companies Inc.	15,031	484,900
Ideanomics Inc.(a)(b)	981,892	1,934,327
LB Foster Co., Class A(a)	24,106	373,402
Lightning eMotors Inc.(a)(b)	119,839	1,024,624
LS Starrett Co. (The), Class A(a)	13,985	174,673
Luxfer Holdings PLC	64,544	1,266,999
Lydall Inc.(a)	41,274	2,562,703
Manitex International Inc.(a)	35,444	254,488
Manitowoc Co. Inc. (The)(a)	81,336	1,742,217
Mayville Engineering Co. Inc.(a)(b)	21,318	400,778
Miller Industries Inc./TN	26,371	897,669
NN Inc.(a)(b)	100,524	527,751
Park-Ohio Holdings Corp.	20,163	514,560
Perma-Pipe International Holdings Inc.(a)	17,870	138,671
Shyft Group Inc. (The)(b)	81,591	3,101,274
Taylor Devices Inc.(a)(b)	7,567	85,507
Titan International Inc.(a)	119,947	858,821
Twin Disc Inc.(a)	24,611	262,353
Urban-Gro Inc.(a)(b)	18,966	252,058

		30,027,908

Marine — 0.3%
Eagle Bulk Shipping Inc.(a)	20,955	1,056,551
Eneti Inc.	17,984	300,333
Genco Shipping & Trading Ltd.	76,085	1,531,591
Navios Maritime Holdings Inc.(a)(b)	28,850	137,615
Pangaea Logistics Solutions Ltd.	26,334	132,987
Safe Bulkers Inc.(a)	145,491	752,188

		3,911,265

Media — 1.2%
Beasley Broadcast Group Inc., Class A(a)	27,557	73,302
Boston Omaha Corp., Class A(a)(b)	41,731	1,618,328
Clear Channel Outdoor Holdings Inc.(a)(b)	859,018	2,327,939
comScore Inc.(a)	164,569	641,819
Cumulus Media Inc., Class A(a)	43,037	527,203
Daily Journal Corp.(a)(b)	2,833	907,608
DallasNews Corp.	11,689	81,239
Digital Media Solutions Inc., Class A(a)(b)	7,844	56,869
Emerald Holding Inc.(a)	56,343	244,529
Entercom Communications Corp.(a)	277,437	1,020,968
Entravision Communications Corp., Class A	141,282	1,003,102
Fluent Inc.(a)(b)	102,530	232,743
Gannett Co. Inc.(a)	332,647	2,222,082
Hemisphere Media Group Inc.(a)	38,217	465,483
Lee Enterprises Inc.(a)	13,183	298,463
Marchex Inc., Class B(a)	80,309	239,722
National CineMedia Inc.	146,017	519,821

Security	Shares	Value

Media (continued)
NextPlay Technologies Inc.(a)	64,405	$86,303
Saga Communications Inc., Class A	9,234	210,073
Salem Media Group Inc.(a)	24,964	92,616
Social Reality Inc., Class A(b)(c)	23,207	0	(d)
SPAR Group Inc.(a)(b)	28,993	40,300
Stagwell Inc.(a)(b)	144,776	1,110,432
Thryv Holdings Inc.(a)(b)	17,968	539,759
Townsquare Media Inc., Class A(a)	25,655	335,311
Troika Media Group Inc.(a)(b)	47,641	62,886
Urban One Inc., NVS(a)	37,271	253,816
Urban One Inc., Class A(a)	17,067	138,584

		15,351,300

Metals & Mining — 1.3%
Alpha Metallurgical Resources Inc.(a)	41,369	2,059,762
Ampco-Pittsburgh Corp.(a)(b)	37,175	174,722
Caledonia Mining Corp. PLC	28,383	343,434
Comstock Mining Inc.(a)(b)	100,180	267,481
Friedman Industries Inc.	15,473	184,283
Gatos Silver Inc.(a)	108,773	1,265,030
Gold Resource Corp.	175,497	275,530
Haynes International Inc.	29,505	1,099,061
Hycroft Mining Holding Corp.(a)(b)	86,147	128,359
Olympic Steel Inc.	22,122	538,892
Paramount Gold Nevada Corp.(a)(b)	35,895	29,434
Perpetua Resources Corp.(a)	62,822	312,854
PolyMet Mining Corp.(a)(b)	67,754	206,650
Ramaco Resources Inc.(a)(b)	30,144	371,073
Ryerson Holding Corp.	38,602	859,667
Schnitzer Steel Industries Inc., Class A	61,391	2,689,540
SunCoke Energy Inc.	196,039	1,231,125
Synalloy Corp.(a)	14,930	161,244
TimkenSteel Corp.(a)(b)	107,873	1,410,979
U.S. Gold Corp.(a)(b)	15,464	158,351
Universal Stainless & Alloy Products Inc.(a)	18,630	193,007
Warrior Met Coal Inc.	121,642	2,830,609

		16,791,087

Mortgage Real Estate Investment — 1.6%
ACRES Commercial Realty Corp.(a)	25,695	415,488
AFC Gamma Inc.	20,704	446,792
AG Mortgage Investment Trust Inc.	38,699	442,330
Angel Oak Mortgage Inc.	17,314	293,126
Ares Commercial Real Estate Corp.	103,984	1,568,079
Arlington Asset Investment Corp., Class A(a)	73,738	272,831
ARMOUR Residential REIT Inc.	193,717	2,088,269
Capstead Mortgage Corp.	224,300	1,500,567
Cherry Hill Mortgage Investment Corp.	40,507	359,702
Dynex Capital Inc.	80,448	1,390,141
Ellington Financial Inc.	109,573	2,004,090
Ellington Residential Mortgage REIT	28,033	312,848
Granite Point Mortgage Trust Inc.	128,506	1,692,424
Great Ajax Corp.	50,719	684,199
Invesco Mortgage Capital Inc.	685,473	2,159,240
Lument Finance Trust Inc.	42,173	167,005
Manhattan Bridge Capital Inc.	17,905	121,754
Nexpoint Real Estate Finance Inc.	12,614	245,721
Orchid Island Capital Inc.	294,556	1,440,379
Ready Capital Corp.	136,722	1,972,899
Sachem Capital Corp.	51,248	279,814
Tremont Mortgage Trust(b)	16,732	87,341

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Western Asset Mortgage Capital Corp.	141,280	$368,741

		20,313,780

Multi-Utilities — 0.1%
Unitil Corp.	36,642	1,567,545

Multiline Retail — 0.2%
Franchise Group Inc.	67,086	2,375,515

Oil, Gas & Consumable Fuels — 4.7%
Adams Resources & Energy Inc.	6,969	211,649
Aemetis Inc.(a)(b)	64,484	1,178,768
Alto Ingredients Inc.(a)(b)	171,634	847,872
Altus Midstream Co., Class A	7,666	529,184
American Resources Corp.(a)(b)	91,837	174,490
Amplify Energy Corp.(a)	83,644	444,986
Arch Resources Inc.(a)	35,711	3,312,195
Ardmore Shipping Corp.(a)	82,427	342,072
Battalion Oil Corp.(a)(b)	7,844	76,322
Berry Corp.	159,896	1,152,850
Bonanza Creek Energy Inc.	72,917	3,492,724
Centrus Energy Corp., Class A(a)(b)	23,074	892,041
CONSOL Energy Inc.(a)(b)	81,060	2,109,181
Contango Oil & Gas Co.(a)(b)	347,655	1,588,783
Dorian LPG Ltd.	73,234	908,834
Earthstone Energy Inc., Class A(a)(b)	56,306	518,015
Energy Fuels Inc./Canada(a)(b)	348,994	2,449,938
Epsilon Energy Ltd.(a)(b)	31,330	201,765
Evolution Petroleum Corp.	73,670	418,446
Extraction Oil & Gas Inc.(a)	37,083	2,093,335
Falcon Minerals Corp.	93,784	440,785
Gevo Inc.(a)(b)	463,185	3,075,548
Goodrich Petroleum Corp.(a)	23,093	546,380
Green Plains Inc.(a)	99,613	3,252,364
Hallador Energy Co.(a)	56,123	166,124
HighPeak Energy Inc.	11,768	105,912
International Seaways Inc.	108,927	1,984,650
Laredo Petroleum Inc.(a)(b)	29,724	2,409,725
Lightbridge Corp.(a)(b)	16,858	82,098
NACCO Industries Inc., Class A	9,932	296,371
Navios Maritime Acquisition Corp.	27,905	114,411
NextDecade Corp.(a)(b)	67,387	187,336
Nordic American Tankers Ltd.	361,316	924,969
Northern Oil and Gas Inc.	123,641	2,645,917
Overseas Shipholding Group Inc., Class A(a)	153,444	319,164
Par Pacific Holdings Inc.(a)(b)	108,738	1,709,361
Peabody Energy Corp.(a)	190,110	2,811,727
PEDEVCO Corp.(a)(b)	42,869	63,446
Penn Virginia Corp.(a)	36,296	968,014
PHX Minerals Inc.	62,631	191,651
PrimeEnergy Resources Corp.(a)	1,412	84,791
REX American Resources Corp.(a)(b)	13,000	1,038,310
Riley Exploration Permian Inc.	5,902	138,579
Ring Energy Inc.(a)(b)	233,962	690,188
SandRidge Energy Inc.(a)(b)	73,814	960,320
SilverBow Resources Inc.(a)(b)	16,689	408,881
Stabilis Solutions Inc.(a)	6,005	43,236
Teekay Corp.(a)	163,864	599,742
Teekay Tankers Ltd., Class A(a)	56,113	815,322
Tellurian Inc.(a)(b)	849,478	3,321,459
Uranium Energy Corp.(a)(b)	545,921	1,665,059

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ur-Energy Inc.(a)	424,037	$729,344
VAALCO Energy Inc.(a)	127,657	375,312
Vertex Energy Inc.(a)(b)	90,269	473,010
Vine Energy Inc., Class A(a)	59,568	981,085
W&T Offshore Inc.(a)(b)	221,099	822,488

		58,386,529

Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	38,818	1,487,894
Glatfelter Corp.	103,414	1,458,138
Verso Corp., Class A	63,435	1,316,276

		4,262,308

Personal Products — 0.7%
Beauty Health Co. (The)(a)(b)	205,817	5,345,068
Grove Inc.(a)(b)	5,203	26,431
Guardion Health Sciences Inc.(a)	55,008	69,860
Jupiter Wellness Inc.(a)(b)	16,237	22,894
LifeMD Inc.(a)(b)	40,888	253,914
Lifevantage Corp.(a)	32,398	219,334
Mannatech Inc.	2,822	92,223
Natural Alternatives International Inc.(a)	10,956	147,687
Natural Health Trends Corp.	17,230	123,539
Nature’s Sunshine Products Inc.	27,887	408,545
Revlon Inc., Class A(a)(b)	17,763	179,584
Summer Infant Inc.(a)(b)	2,855	24,667
United-Guardian Inc.	8,911	126,358
Veru Inc.(a)(b)	151,016	1,288,167

		8,328,271

Pharmaceuticals — 3.8%
9 Meters Biopharma Inc.(a)	520,891	677,158
AcelRx Pharmaceuticals Inc.(a)(b)	279,214	284,798
Acer Therapeutics Inc.(a)	24,550	62,603
Aclaris Therapeutics Inc.(a)(b)	120,383	2,166,894
Adial Pharmaceuticals Inc.(a)	28,489	122,218
Aerie Pharmaceuticals Inc.(a)(b)	99,400	1,133,160
Aerpio Pharmaceuticals Inc., NVS(b)	102,420	1
Agile Therapeutics Inc.(a)	161,432	155,152
Alimera Sciences Inc.(a)(b)	16,678	70,882
Altamira Therapeutics Ltd.(a)	29,997	60,294
Amphastar Pharmaceuticals Inc.(a)(b)	87,080	1,655,391
Ampio Pharmaceuticals Inc.(a)(b)	457,024	758,660
Anebulo Pharmaceuticals Inc.(a)	7,011	47,184
Angion Biomedica Corp.(a)(b)	51,633	504,454
ANI Pharmaceuticals Inc.(a)(b)	23,081	757,518
Antares Pharma Inc.(a)	392,209	1,427,641
Aquestive Therapeutics Inc.(a)(b)	58,316	254,258
Athira Pharma Inc.(a)	75,885	711,801
Avalo Therapeutics Inc.(a)	124,420	271,236
Avenue Therapeutics Inc.(a)(b)	18,278	27,234
Aytu BioPharma Inc.(a)	15,061	43,376
Baudax Bio Inc.(a)(b)	197,944	111,640
BioDelivery Sciences International Inc.(a)	218,409	788,457
Cara Therapeutics Inc.(a)	104,422	1,613,320
cbdMD Inc.(a)(b)	89,220	185,578
Citius Pharmaceuticals Inc.(a)(b)	265,780	539,533
Clearside Biomedical Inc.(a)	113,484	680,904
Clever Leaves Holdings Inc.(a)(b)	51,265	397,816
CNS Pharmaceuticals Inc.(a)(b)	37,832	56,370
Cocrystal Pharma Inc.(a)	209,909	220,404
Collegium Pharmaceutical Inc.(a)(b)	83,474	1,647,777

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
CorMedix Inc.(a)(b)	91,488	$425,419
Cumberland Pharmaceuticals Inc.(a)	23,595	63,707
Cymabay Therapeutics Inc.(a)(b)	162,874	594,490
Cyteir Therapeutics Inc.(a)(b)	19,968	350,438
Dare Bioscience Inc.(a)	112,403	187,713
Dermata Therapeutics Inc.(a)(b)	5,239	23,523
Durect Corp.(a)(b)	533,817	683,286
Eloxx Pharmaceuticals Inc.(a)(b)	131,525	214,386
Enveric Biosciences Inc.(a)(b)	45,283	93,736
Esperion Therapeutics Inc.(a)(b)	61,715	743,666
Eton Pharmaceuticals Inc.(a)(b)	49,114	247,535
Evofem Biosciences Inc.(a)(b)	353,624	261,187
Evoke Pharma Inc.(a)(b)	82,741	107,563
Evolus Inc.(a)(b)	76,455	582,587
Eyenovia Inc.(a)(b)	41,765	204,649
EyePoint Pharmaceuticals Inc.(a)(b)	49,513	515,925
Fulcrum Therapeutics Inc.(a)	62,962	1,776,158
Graybug Vision Inc.(a)(b)	30,063	99,809
Harrow Health Inc.(a)(b)	52,692	478,970
Hepion Pharmaceuticals Inc.(a)(b)	180,495	276,157
Hoth Therapeutics Inc.(a)(b)	59,815	71,180
Ikena Oncology Inc.(a)(b)	24,098	304,117
IMARA Inc.(a)	24,381	99,474
Jaguar Health Inc.(a)	110,327	250,442
Kala Pharmaceuticals Inc.(a)(b)	116,401	304,971
Kaleido Biosciences Inc.(a)(b)	47,736	260,639
KemPharm Inc.(a)(b)	67,150	626,510
Landos Biopharma Inc.(a)	11,188	163,345
Lannett Co. Inc.(a)(b)	80,105	240,315
Lipocine Inc.(a)(b)	207,343	226,004
Liquidia Corp.(a)(b)	80,840	223,118
Longboard Pharmaceuticals Inc.(a)(b)	16,282	145,073
Lyra Therapeutics Inc.(a)(b)	15,776	144,193
Marinus Pharmaceuticals Inc.(a)(b)	86,634	985,895
MediWound Ltd.(a)(b)	40,177	133,789
Mind Medicine MindMed Inc.(a)	821,470	1,914,025
MyMD Pharmaceuticals Inc.(a)(b)	87,396	629,251
Novan Inc.(a)	43,982	358,013
Ocular Therapeutix Inc.(a)(b)	179,909	1,799,090
Ocuphire Pharma Inc.(a)(b)	25,851	133,133
Odonate Therapeutics Inc.(a)(b)	38,556	112,198
Omthera Pharmaceuticals Inc., NVS(c)	60,904	15,716
Opiant Pharmaceuticals Inc.(a)	9,776	251,634
Optinose Inc.(a)(b)	89,553	268,659
Oramed Pharmaceuticals Inc.(a)(b)	70,984	1,560,228
Osmotica Pharmaceuticals PLC(a)(b)	39,237	115,749
Otonomy Inc.(a)	134,655	258,538
Palisade Bio Inc.(a)(b)	26,713	70,789
Paratek Pharmaceuticals Inc.(a)(b)	112,484	546,672
Petros Pharmaceuticals Inc.(a)(b)	13,809	27,618
PLx Pharma Inc.(a)	41,766	806,084
Processa Pharmaceuticals Inc.(a)(b)	24,921	213,573
ProPhase Labs Inc.	22,396	116,459
Provention Bio Inc.(a)(b)	130,423	834,707
Pulmatrix Inc.(a)(b)	135,994	108,782
Rain Therapeutics Inc.(a)(b)	18,150	271,524
Recro Pharma Inc.(a)(b)	96,272	198,320
Relmada Therapeutics Inc.(a)	37,205	975,143
Restorbio Inc.	8,569	9,410
Reviva Pharmaceuticals Holdings Inc.(a)(b)	30,946	125,950

Security	Shares	Value

Pharmaceuticals (continued)
Satsuma Pharmaceuticals Inc.(a)(b)	48,876	$227,762
scPharmaceuticals Inc.(a)(b)	30,921	205,625
SCYNEXIS Inc.(a)(b)	48,133	255,105
Seelos Therapeutics Inc.(a)(b)	228,219	550,008
SIGA Technologies Inc.(a)(b)	114,925	849,296
Strongbridge Biopharma PLC(a)	113,481	231,501
Tarsus Pharmaceuticals Inc.(a)	19,815	427,013
Terns Pharmaceuticals Inc.(a)(b)	32,844	342,234
TFF Pharmaceuticals Inc.(a)(b)	49,508	382,202
TherapeuticsMD Inc.(a)(b)	913,152	677,011
Timber Pharmaceuticals Inc.(a)(b)	71,972	65,473
Trevi Therapeutics Inc.(a)	26,034	35,667
Tricida Inc.(a)(b)	68,710	318,814
Verrica Pharmaceuticals Inc.(a)(b)	30,653	383,163
VYNE Therapeutics Inc.(a)	112,866	156,884
WaVe Life Sciences Ltd.(a)	89,669	439,378
Xeris Pharmaceuticals Inc.(a)(b)	155,185	380,203
Zynerba Pharmaceuticals Inc.(a)(b)	94,680	401,443

		47,593,728

Professional Services — 1.5%
Acacia Research Corp.(a)	114,966	780,619
Akerna Corp.(a)(b)	55,543	156,631
Atlas Technical Consultants Inc.(a)	32,904	334,634
Barrett Business Services Inc.	17,727	1,351,861
BGSF Inc.	24,214	309,697
CRA International Inc.	16,702	1,659,177
DLH Holdings Corp.(a)	11,908	146,468
Forrester Research Inc.(a)	26,525	1,306,622
Franklin Covey Co.(a)(b)	29,105	1,187,193
GP Strategies Corp.(a)(b)	29,392	608,414
Heidrick & Struggles International Inc.	45,805	2,044,277
Hill International Inc.(a)(b)	104,242	215,781
HireQuest Inc.(b)	11,861	229,273
Hudson Global Inc.(a)	6,702	106,562
Kelly Services Inc., Class A, NVS	83,077	1,568,494
Kforce Inc.	48,071	2,866,954
Mastech Digital Inc.(a)	9,479	161,238
Mistras Group Inc.(a)	47,326	480,832
RCM Technologies Inc.(a)(b)	20,644	125,516
Red Violet Inc.(a)(b)	17,562	453,275
Resources Connection Inc.	76,099	1,200,842
ShiftPixy Inc.(a)(b)	23,009	25,540
Volt Information Sciences Inc.(a)(b)	34,364	121,992
Where Food Comes From Inc.(b)	5,991	82,556
Willdan Group Inc.(a)	26,139	930,287

		18,454,735

Real Estate Management & Development — 0.4%
Alset EHome International Inc.(a)(b)	27,309	64,176
Altisource Asset Management Corp.(a)	3,153	70,091
Altisource Portfolio Solutions SA(a)	11,650	115,102
American Realty Investors Inc.(a)	4,662	61,259
AMREP Corp.(a)	8,178	128,395
Fathom Holdings Inc.(a)(b)	12,520	334,284
Forestar Group Inc.(a)	39,796	741,399
FRP Holdings Inc.(a)	15,938	891,253
InterGroup Corp. (The)(a)	1,117	51,203
JW Mays Inc.(a)	1,312	50,197
Maui Land & Pineapple Co. Inc.(a)(b)	18,491	191,567
Rafael Holdings Inc., Class B(a)(b)	22,941	704,977

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Stratus Properties Inc.(a)	13,944	$449,554
Tejon Ranch Co.(a)	50,497	896,827
Transcontinental Realty Investors Inc.(a)	3,081	123,240
Trinity Place Holdings Inc.(a)	46,551	91,240

		4,964,764

Road & Rail — 0.3%
Covenant Logistics Group Inc., Class A(a)(b)	28,655	792,311
Daseke Inc.(a)(b)	94,485	870,207
HyreCar Inc.(a)	41,052	348,942
PAM Transportation Services Inc.(a)	8,696	391,146
Patriot Transportation Holding Inc.	5,412	64,240
U.S. Xpress Enterprises Inc., Class A(a)(b)	63,773	550,361
Universal Logistics Holdings Inc.	18,825	378,006
USA Truck Inc.(a)(b)	19,252	294,170
Yellow Corp.(a)(b)	118,592	670,045

		4,359,428

Semiconductors & Semiconductor Equipment — 2.2%
Aehr Test Systems(a)(b)	47,732	651,542
Alpha & Omega Semiconductor Ltd.(a)	50,126	1,572,453
Amtech Systems Inc.(a)(b)	27,424	313,456
Atomera Inc.(a)(b)	47,637	1,099,938
AXT Inc.(a)(b)	93,894	782,137
CEVA Inc.(a)	53,376	2,277,554
CVD Equipment Corp.(a)(b)	12,122	55,519
CyberOptics Corp.(a)	16,690	593,830
DSP Group Inc.(a)(b)	52,762	1,156,015
eMagin Corp.(a)	159,422	360,294
Everspin Technologies Inc.(a)(b)	35,926	232,801
GSI Technology Inc.(a)(b)	37,775	199,452
Ichor Holdings Ltd.(a)	65,773	2,702,613
Impinj Inc.(a)(b)	44,149	2,522,232
inTEST Corp.(a)(b)	24,345	279,481
Kopin Corp.(a)(b)	182,109	934,219
Meta Materials Inc.(a)(b)	516,573	2,985,792
NeoPhotonics Corp.(a)	120,431	1,048,954
NVE Corp.	11,365	727,019
PDF Solutions Inc.(a)	69,545	1,602,317
Photronics Inc.(a)	143,110	1,950,589
Pixelworks Inc.(a)(b)	119,494	571,181
QuickLogic Corp.(a)(b)	25,662	137,548
SkyWater Technology Inc.(a)(b)	19,170	521,424
SMART Global Holdings Inc.(a)(b)	41,506	1,847,017
Summit Wireless Technologies Inc.(a)	26,185	73,318

		27,198,695

Software — 2.0%
A10 Networks Inc.(a)	142,529	1,921,291
Agilysys Inc.(a)	46,830	2,452,019
Alfi Inc.(a)(b)	9,521	62,458
American Software Inc./GA, Class A	74,459	1,768,401
Asure Software Inc.(a)	40,802	367,626
Auddia Inc.(a)(b)	15,746	38,105
AudioEye Inc.(a)(b)	16,380	180,671
Aware Inc./MA(a)	31,175	127,506
Benefitfocus Inc.(a)(b)	58,898	653,768
BSQUARE Corp.(a)(b)	27,865	67,155
ChannelAdvisor Corp.(a)	69,040	1,741,879
Cleanspark Inc.(a)(b)	78,368	908,285
Color Star Technology Co. Ltd.(a)(b)	207,368	113,638
DatChat Inc.(a)(b)	4,664	63,664

Security	Shares	Value

Software (continued)
Digimarc Corp.(a)(b)	29,915	$1,030,273
Duos Technologies Group Inc.(a)(b)	8,297	53,018
eGain Corp.(a)	48,229	491,936
GTY Technology Holdings Inc.(a)(b)	75,447	567,361
Intelligent Systems Corp.(a)	16,991	690,004
Intrusion Inc.(a)	38,647	156,907
Issuer Direct Corp.(a)	6,828	178,552
Kaspien Holdings Inc.(a)	2,362	38,382
LivePerson Inc.	135,358	404,720
Mind CTI Ltd.	37,737	119,249
Mitek Systems Inc.(a)(b)	101,466	1,877,121
Net Element Inc.(a)	11,473	94,538
NetSol Technologies Inc.(a)(b)	26,510	121,416
Oblong Inc.(a)(b)	36,705	76,713
OneSpan Inc.(a)	83,464	1,567,454
Park City Group Inc.(a)	29,913	163,026
Phunware Inc.(a)(b)	169,560	157,487
Qumu Corp.(a)(b)	41,890	103,887
RealNetworks Inc.(a)(b)	83,081	132,099
Rekor Systems Inc.(a)(b)	73,647	846,204
Rimini Street Inc.(a)(b)	102,840	992,406
Seachange International Inc.(a)(b)	102,229	108,363
ShotSpotter Inc.(a)(b)	19,943	725,327
SilverSun Technologies Inc.(b)	6,591	40,007
Smith Micro Software Inc.(a)	110,403	534,350
SRAX Inc.(a)	49,878	266,349
Synchronoss Technologies Inc.(a)(b)	147,610	354,264
Verb Technology Co. Inc.(a)(b)	133,588	256,489
Veritone Inc.(a)(b)	67,240	1,606,364
VirnetX Holding Corp.(a)	148,876	583,594
Zix Corp.(a)	125,226	885,348

		25,689,674

Specialty Retail — 3.0%
America’s Car-Mart Inc./TX(a)	14,784	1,726,476
Barnes & Noble Education Inc.(a)(b)	90,013	899,230
Big 5 Sporting Goods Corp.	48,922	1,127,163
Build-A-Bear Workshop Inc., Class A(a)(b)	33,892	574,130
Caleres Inc.	87,385	1,941,695
CarLotz Inc.(a)(b)	167,277	637,325
Cato Corp. (The), Class A	46,453	768,333
Chico’s FAS Inc.(a)	282,612	1,268,928
Citi Trends Inc.(a)	20,656	1,507,062
Conn’s Inc.(a)(b)	41,964	958,038
Container Store Group Inc. (The)(a)(b)	74,743	711,553
Envela Corp.(a)(b)	16,149	67,180
Express Inc.(a)	150,998	712,711
Genesco Inc.(a)(b)	34,765	2,006,983
Haverty Furniture Companies Inc.	39,561	1,333,601
Hibbett Inc.	37,890	2,680,339
J Jill Inc.(a)(b)	10,185	177,015
JOANN Inc.(b)	28,290	315,151
Kirkland’s Inc.(a)	32,881	631,644
Lazydays Holdings Inc.(a)(b)	17,376	370,804
LMP Automotive Holdings Inc.(a)(b)	13,988	215,275
Lumber Liquidators Holdings Inc.(a)	67,401	1,259,051
MarineMax Inc.(a)(b)	49,893	2,420,808
OneWater Marine Inc., Class A	24,132	970,348
Party City Holdco Inc.(a)(b)	261,233	1,854,754
Shift Technologies Inc.(a)(b)	145,724	1,011,325
Shoe Carnival Inc.	41,901	1,358,430

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Sportsman’s Warehouse Holdings Inc.(a)	102,837	$1,809,931
Tilly’s Inc., Class A	53,423	748,456
TravelCenters of America Inc.(a)(b)	29,406	1,464,125
Winmark Corp.	8,118	1,745,614
Xcel Brands Inc.(a)	22,407	33,386
Zumiez Inc.(a)	51,645	2,053,405

		37,360,269

Technology Hardware, Storage & Peripherals — 0.5%
AstroNova Inc.(a)	15,804	237,850
Avid Technology Inc.(a)	85,439	2,470,896
Boxlight Corp., Class A(a)	113,290	254,903
Eastman Kodak Co.(a)(b)	105,511	718,530
Immersion Corp.(a)	62,394	426,775
Intevac Inc.(a)	57,371	274,233
Movano Inc.(a)(b)	26,146	94,126
One Stop Systems Inc.(a)(b)	33,179	166,890
Quantum Corp.(a)	134,964	699,114
Socket Mobile Inc.(a)	14,804	93,265
TransAct Technologies Inc.(a)	21,302	296,098
Turtle Beach Corp.(a)(b)	36,160	1,005,971

		6,738,651

Textiles, Apparel & Luxury Goods — 0.5%
Charles & Colvard Ltd.(a)	65,628	195,571
Crown Crafts Inc.	19,458	143,989
Culp Inc.	28,314	364,684
Delta Apparel Inc.(a)	14,884	406,482
Fossil Group Inc.(a)(b)	113,195	1,341,361
Jerash Holdings U.S. Inc.(b)	8,126	54,607
Lakeland Industries Inc.(a)(b)	19,085	400,785
Movado Group Inc.	37,673	1,186,323
Rocky Brands Inc.	16,081	765,616
Superior Group of Companies Inc.	27,596	642,711
Unifi Inc.(a)	31,145	683,010
Vera Bradley Inc.(a)	61,242	576,287
Vince Holding Corp.(a)(b)	8,348	68,908

		6,830,334

Thrifts & Mortgage Finance — 2.3%
1895 Bancorp of Wisconsin Inc.(a)	7,193	78,548
Blue Foundry Bancorp(a)(b)	66,943	923,144
Bogota Financial Corp.(a)(b)	12,085	124,959
Bridgewater Bancshares Inc.(a)(b)	49,096	859,671
Broadway Financial Corp./DE(a)(b)	54,430	180,708
CBM Bancorp Inc.	5,284	85,706
CF Bankshares Inc.	8,746	178,856
Cincinnati Bancorp Inc.(a)	5,545	82,731
Elmira Savings Bank	7,274	96,817
ESSA Bancorp. Inc.	21,294	353,480
Federal Agricultural Mortgage Corp., Class C, NVS	21,682	2,352,931
FFBW Inc.(a)	14,363	170,345
Finance of America Companies Inc., Class A(a)(b)	82,322	407,494
First Seacoast Bancorp.(a)	6,354	62,142
FS Bancorp. Inc.	17,096	591,693
Greene County Bancorp. Inc.	8,264	300,231
Guaranty Federal Bancshares Inc.	7,741	186,868
Hingham Institution For Savings (The)	3,394	1,142,760
HMN Financial Inc.(a)	9,414	220,005
Home Bancorp. Inc.	18,238	705,446
Home Federal Bancorp. Inc./LA	6,445	122,391
Home Point Capital Inc.	19,010	78,321

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
HomeStreet Inc.	47,379	$1,949,646
HV Bancorp Inc.(a)	2,914	63,962
IF Bancorp. Inc.	6,049	137,131
Impac Mortgage Holdings Inc.(a)	30,883	43,545
Kentucky First Federal Bancorp	9,931	70,907
Lake Shore Bancorp. Inc.	5,041	75,565
Luther Burbank Corp.	37,386	501,346
Magyar Bancorp Inc.(a)	7,580	85,730
Merchants Bancorp./IN	23,295	919,454
Meridian Bancorp. Inc.	110,912	2,302,533
Mid-Southern Bancorp Inc.	5,911	89,847
Northeast Community Bancorp Inc., NVS	22,739	247,628
Northfield Bancorp. Inc.	106,303	1,824,160
Oconee Federal Financial Corp.	2,627	60,946
Ocwen Financial Corp.(a)	19,253	541,587
OP Bancorp.	29,013	297,673
PB Bankshares Inc.(a)(b)	6,180	83,615
PCSB Financial Corp.	32,156	592,957
Pioneer Bancorp. Inc./NY(a)(b)	28,560	360,998
Ponce de Leon Federal Bank(a)(b)	16,577	240,532
Premier Financial Corp.	88,519	2,818,445
Provident Bancorp. Inc.	36,009	576,864
Provident Financial Holdings Inc.	14,287	244,022
Prudential Bancorp. Inc.	16,032	244,648
Randolph Bancorp Inc.(a)	8,256	178,164
Rhinebeck Bancorp Inc.(a)	7,237	78,883
Riverview Bancorp. Inc.	50,226	365,143
Security National Financial Corp., Class A(a)	23,320	191,924
Severn Bancorp. Inc.	18,809	235,489
Southern Missouri Bancorp. Inc.	18,170	815,651
Sterling Bancorp Inc./MI(a)	40,607	209,532
TC Bancshares Inc.(a)(b)	12,208	170,668
Territorial Bancorp. Inc.	19,137	485,697
Texas Community Bancshares Inc.(a)(b)	6,502	100,456
Timberland Bancorp. Inc./WA	18,508	535,807
Velocity Financial Inc.(a)(b)	20,117	264,740
Waterstone Financial Inc.	52,531	1,076,360
Western New England Bancorp. Inc.	49,620	423,259
William Penn Bancorp. Inc.(b)	26,444	322,881
WVS Financial Corp.	4,166	66,489

		29,200,131

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	376,973	1,115,840
Turning Point Brands Inc.	34,148	1,630,567

		2,746,407

Trading Companies & Distributors — 1.0%
Alta Equipment Group Inc.(a)	44,073	605,122
BlueLinx Holdings Inc.(a)(b)	21,648	1,058,154
CAI International Inc.	38,188	2,135,091
DXP Enterprises Inc./TX(a)	41,976	1,241,230
EVI Industries Inc.(a)(b)	13,425	365,160
Hudson Technologies Inc.(a)	91,741	323,846
Huttig Building Products Inc.(a)(b)	58,965	313,694
India Globalization Capital Inc.(a)(b)	97,801	144,746
Karat Packaging Inc.(a)	10,797	227,061
Lawson Products Inc./DE(a)(b)	11,074	553,811
Titan Machinery Inc.(a)	46,053	1,193,233
Transcat Inc.(a)(b)	16,578	1,068,949
Veritiv Corp.(a)(b)	34,651	3,103,344

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Willis Lease Finance Corp.(a)	6,436	$239,355

		12,572,796

Water Utilities — 0.3%
Artesian Resources Corp., Class A, NVS	19,331	737,864
Cadiz Inc.(a)(b)	49,861	351,021
Consolidated Water Co. Ltd.	34,461	392,855
Global Water Resources Inc.	29,323	548,927
Pure Cycle Corp.(a)	44,790	596,155
York Water Co. (The)	30,645	1,338,574

		3,965,396

Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)(b)	139,627	2,415,547
Spok Holdings Inc.	42,121	430,477

		2,846,024

Total Common Stocks — 100.0% (Cost: $1,152,768,911)		1,255,461,978

Preferred Stocks

Hotels, Restaurants & Leisure — 0.0%
FAT Brands Inc., 8.25%(a)	960	22,512

Total Preferred Stocks — 0.0% (Cost: $12,564)		22,512

Rights

Real Estate Management & Development — 0.0%
Capital Senior Living Corp., (Expires 10/18/21)(a)	3,420	11,013

Total Rights — 0.0% (Cost: $0)		11,013

Security	Shares	Value

Short-Term Investments

Money Market Funds — 16.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	204,294,845	$204,396,992
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	860,000	860,000

		205,256,992

Total Short-Term Investments — 16.3% (Cost: $205,187,426)		205,256,992

Total Investments in Securities — 116.3% (Cost: $1,357,968,901)		1,460,752,495

Other Assets, Less Liabilities — (16.3)%		(204,514,680)

Net Assets — 100.0%		$1,256,237,815

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$216,470,830	$—		$(12,051,780	)(a)	$(11,158)	$(10,900)	$204,396,992	204,294,845	$1,618,978	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	680,000	180,000	(a)	—		—	—	860,000	860,000	78		—

						$(11,158)	$(10,900)	$205,256,992		$1,619,056		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Micro-Cap ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	26	12/17/21	$ 2,861	$1,217

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,217

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:

Futures contracts	$(225,511)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$1,173

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,137,513

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,255,321,966	$9,410	$130,602	$1,255,461,978
Preferred Stocks	22,512	—	—	22,512
Rights	—	11,013	—	11,013
Money Market Funds	205,256,992	—	—	205,256,992

	$1,460,601,470	$20,423	$130,602	$1,460,752,495

Derivative financial instruments(a)
Assets
Futures Contracts	$1,217	$—	$—	$1,217

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)(b)	3,293	$576,341
BWX Technologies Inc.	4,813	259,228
Curtiss-Wright Corp.	2,079	262,328
Hexcel Corp.(a)	4,265	253,298
Howmet Aerospace Inc.	19,752	616,263
Huntington Ingalls Industries Inc.	2,010	388,051
Mercury Systems Inc.(a)(b)	2,827	134,056
Spirit AeroSystems Holdings Inc., Class A	5,293	233,898
Textron Inc.(b)	11,469	800,651
Virgin Galactic Holdings Inc.(a)(b)	9,124	230,837

		3,754,951

Air Freight & Logistics — 0.1%
GXO Logistics Inc.(a)(b)	4,931	386,788

Airlines — 0.4%
Alaska Air Group Inc.(a)	6,224	364,726
American Airlines Group Inc.(a)	32,423	665,320
Copa Holdings SA, Class A, NVS(a)	1,587	129,150
JetBlue Airways Corp.(a)(b)	16,155	247,010

		1,406,206

Auto Components — 0.5%
BorgWarner Inc.	12,227	528,328
Gentex Corp.	12,201	402,389
Lear Corp.	3,041	475,856
QuantumScape Corp.(a)(b)	10,500	257,670

		1,664,243

Automobiles — 0.2%
Harley-Davidson Inc.	7,815	286,107
Thor Industries Inc.	2,717	333,539

		619,646

Banks — 2.5%
Bank of Hawaii Corp.	2,010	165,162
Bank OZK	6,271	269,528
BOK Financial Corp.	1,560	139,698
Comerica Inc.	6,832	549,976
Commerce Bancshares Inc.	5,430	378,362
Cullen/Frost Bankers Inc.	2,915	345,777
East West Bancorp. Inc.	7,204	558,598
First Citizens BancShares Inc./NC, Class A(b)	308	259,696
First Hawaiian Inc.	6,574	192,947
First Horizon Corp.	27,934	455,045
FNB Corp.	16,250	188,825
PacWest Bancorp.	5,918	268,204
People’s United Financial Inc.	21,702	379,134
Pinnacle Financial Partners Inc.	3,792	356,751
Popular Inc.	4,041	313,864
Prosperity Bancshares Inc.	4,557	324,139
Signature Bank/New York NY	3,014	820,652
Sterling Bancorp./DE	9,750	243,360
Synovus Financial Corp.	7,410	325,225
Umpqua Holdings Corp.	11,223	227,266
Webster Financial Corp.	4,554	248,011
Western Alliance Bancorp	5,146	559,988
Wintrust Financial Corp.	2,892	232,430
Zions Bancorp. NA	8,149	504,342

		8,306,980

Security	Shares	Value

Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)	475	$242,131

Biotechnology — 1.3%
Acceleron Pharma Inc.(a)(b)	2,670	459,507
Exelixis Inc.(a)(b)	15,716	332,236
Ionis Pharmaceuticals Inc.(a)(b)	7,158	240,079
Iovance Biotherapeutics Inc.(a)(b)	7,432	183,273
Mirati Therapeutics Inc.(a)(b)	2,003	354,351
Natera Inc.(a)	4,232	471,614
Neurocrine Biosciences Inc.(a)(b)	4,737	454,326
Novavax Inc.(a)(b)	3,755	778,449
Sage Therapeutics Inc.(a)(b)	2,629	116,491
Sarepta Therapeutics Inc.(a)(b)	3,895	360,210
Ultragenyx Pharmaceutical Inc.(a)	3,289	296,635
United Therapeutics Corp.(a)	2,250	415,305

		4,462,476

Building Products — 1.5%
A O Smith Corp.	6,754	412,467
Advanced Drainage Systems Inc.	3,086	333,813
Allegion PLC	4,558	602,476
Armstrong World Industries Inc.	2,406	229,701
AZEK Co. Inc. (The)(a)	5,686	207,710
Builders FirstSource Inc.(a)(b)	10,396	537,889
Carlisle Companies Inc.	2,605	517,848
Fortune Brands Home & Security Inc.	7,052	630,590
Lennox International Inc.	1,710	503,031
Owens Corning	5,211	445,540
Trex Co. Inc.(a)	5,906	601,998

		5,023,063

Capital Markets — 1.8%
Affiliated Managers Group Inc.	2,097	316,836
Ares Management Corp., Class A	7,018	518,139
Carlyle Group Inc. (The)	8,284	391,667
Cboe Global Markets Inc.	5,401	668,968
Evercore Inc., Class A	1,977	264,265
FactSet Research Systems Inc.	1,925	759,951
Invesco Ltd.	17,024	410,449
Janus Henderson Group PLC	7,930	327,747
Jefferies Financial Group Inc.	11,166	414,593
Lazard Ltd., Class A	5,105	233,809
LPL Financial Holdings Inc.	4,064	637,073
Morningstar Inc.	1,193	309,023
SEI Investments Co.	5,523	327,514
Stifel Financial Corp.	5,205	353,732
Virtu Financial Inc., Class A	4,676	114,235

		6,048,001

Chemicals — 1.3%
Ashland Global Holdings Inc.	2,804	249,892
Axalta Coating Systems Ltd.(a)(b)	10,530	307,371
CF Industries Holdings Inc.	10,915	609,275
Chemours Co. (The)	8,349	242,622
Diversey Holdings Ltd.(a)(b)	2,624	42,089
Element Solutions Inc.	11,807	255,976
Huntsman Corp.	10,759	318,359
Mosaic Co. (The)	17,530	626,172
NewMarket Corp.	343	116,198
Olin Corp.	7,308	352,611
RPM International Inc.	6,516	505,967
Scotts Miracle-Gro Co. (The)	2,081	304,575

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Valvoline Inc.	9,243	$288,197
Westlake Chemical Corp.	1,695	154,482

		4,373,786

Commercial Services & Supplies — 0.4%
ADT Inc.	8,086	65,416
Clean Harbors Inc.(a)	2,585	268,504
Driven Brands Holdings Inc.(a)	2,743	79,245
IAA Inc.(a)	6,857	374,186
MSA Safety Inc.	1,871	272,605
Stericycle Inc.(a)(b)	4,668	317,284

		1,377,240

Communications Equipment — 0.6%
Ciena Corp.(a)	7,869	404,073
CommScope Holding Co. Inc.(a)	10,271	139,583
F5 Networks Inc.(a)(b)	3,069	610,056
Juniper Networks Inc.	16,435	452,291
Lumentum Holdings Inc.(a)	3,844	321,128
Viasat Inc.(a)	3,549	195,443

		2,122,574

Construction & Engineering — 0.5%
AECOM(a)(b)	6,959	439,461
MasTec Inc.(a)	2,865	247,192
Quanta Services Inc.	7,032	800,382
Valmont Industries Inc.	1,064	250,168

		1,737,203

Construction Materials — 0.1%
Eagle Materials Inc.	2,099	275,305

Consumer Finance — 0.5%
Credit Acceptance Corp.(a)(b)	446	261,044
OneMain Holdings Inc.	5,281	292,197
Santander Consumer USA Holdings Inc.	3,034	126,518
SLM Corp.	15,558	273,821
Upstart Holdings Inc.(a)	2,291	724,964

		1,678,544

Containers & Packaging — 1.2%
AptarGroup Inc.	3,352	400,061
Ardagh Group SA	877	22,355
Avery Dennison Corp.	4,209	872,147
Berry Global Group Inc.(a)(b)	6,894	419,707
Crown Holdings Inc.	6,447	649,729
Graphic Packaging Holding Co.	14,406	274,290
Packaging Corp. of America	4,760	654,214
Sealed Air Corp.	7,644	418,815
Silgan Holdings Inc.	4,264	163,567
Sonoco Products Co.	5,006	298,257

		4,173,142

Distributors — 0.3%
Pool Corp.	1,979	859,697

Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions Inc.(a)	3,078	429,135
Chegg Inc.(a)	7,244	492,737
frontdoor Inc.(a)(b)	4,335	181,636
Grand Canyon Education Inc.(a)	2,282	200,725
H&R Block Inc.	9,098	227,450
Mister Car Wash Inc.(a)	2,096	38,252
Service Corp. International	8,351	503,231

Security	Shares	Value

Diversified Consumer Services (continued)
Terminix Global Holdings Inc.(a)	6,368	$265,355

		2,338,521

Diversified Financial Services — 0.1%
Voya Financial Inc.	5,753	353,177

Electric Utilities — 0.5%
Hawaiian Electric Industries Inc.	5,380	219,665
IDACORP Inc.	2,568	265,480
NRG Energy Inc.	12,419	507,068
OGE Energy Corp.	10,188	335,797
Pinnacle West Capital Corp.	5,753	416,287

		1,744,297

Electrical Equipment — 1.0%
Acuity Brands Inc.	1,792	310,679
ChargePoint Holdings Inc.(a)(b)	5,346	106,867
Hubbell Inc.	2,763	499,191
nVent Electric PLC	8,491	274,514
Plug Power Inc.(a)	25,993	663,861
Regal Beloit Corp.	2,071	311,354
Sensata Technologies Holding PLC(a)(b)	7,940	434,477
Shoals Technologies Group Inc., Class A(a)(b)	5,146	143,470
Sunrun Inc.(a)(b)	10,098	444,312
Vertiv Holdings Co.	14,285	344,126

		3,532,851

Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics Inc.(a)	3,647	409,522
Avnet Inc.	5,062	187,142
Cognex Corp.	8,688	696,951
Coherent Inc.(a)	1,241	310,362
IPG Photonics Corp.(a)(b)	1,838	291,139
Jabil Inc.	7,252	423,299
Littelfuse Inc.	1,222	333,936
National Instruments Corp.	6,740	264,410
SYNNEX Corp.	2,124	221,109
Vontier Corp.	8,630	289,968

		3,427,838

Energy Equipment & Services — 0.1%
NOV Inc.(a)	19,884	260,679

Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,272	59,847
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	10,117	520,115
Madison Square Garden Sports Corp.(a)	964	179,256
Playtika Holding Corp.(a)	5,301	146,467
Skillz Inc.(a)(b)	14,821	145,542
World Wrestling Entertainment Inc., Class A	2,235	125,741
Zynga Inc., Class A(a)	50,983	383,902

		1,560,870

Equity Real Estate Investment Trusts (REITs) — 4.9%
American Campus Communities Inc.	6,960	337,212
American Homes 4 Rent, Class A	14,353	547,136
Americold Realty Trust	13,322	387,004
Apartment Income REIT Corp.	7,975	389,260
Brixmor Property Group Inc.	15,107	334,016
Camden Property Trust	4,942	728,797
CoreSite Realty Corp.	2,234	309,498
Cousins Properties Inc.	7,565	282,099
CubeSmart	10,247	496,467

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne Inc.	6,313	$488,689
Douglas Emmett Inc.	8,435	266,630
EPR Properties	3,737	184,533
Equity LifeStyle Properties Inc.	8,827	689,389
Federal Realty Investment Trust	3,910	461,341
First Industrial Realty Trust Inc.	6,541	340,655
Gaming and Leisure Properties Inc.	11,252	521,193
Healthcare Trust of America Inc., Class A	11,105	329,374
Highwoods Properties Inc.	5,244	230,002
Host Hotels & Resorts Inc.(a)	35,989	587,700
Hudson Pacific Properties Inc.	7,512	197,340
Iron Mountain Inc.	14,624	635,413
JBG SMITH Properties	6,334	187,550
Kilroy Realty Corp.	5,907	391,102
Kimco Realty Corp.	29,653	615,300
Lamar Advertising Co., Class A	4,398	498,953
Life Storage Inc.	3,946	452,764
Medical Properties Trust Inc.	30,164	605,392
National Retail Properties Inc.	8,915	385,039
Omega Healthcare Investors Inc.	12,121	363,145
Park Hotels & Resorts Inc.(a)	11,981	229,316
Rayonier Inc.	7,162	255,540
Regency Centers Corp.	8,569	576,951
Rexford Industrial Realty Inc.	7,038	399,407
SL Green Realty Corp.	3,415	241,919
Spirit Realty Capital Inc.	6,060	279,002
STORE Capital Corp.	12,369	396,179
VEREIT Inc.	11,609	525,075
VICI Properties Inc.	29,853	848,124
Vornado Realty Trust	8,954	376,158

		16,370,664

Food & Staples Retailing — 0.3%
Albertsons Companies Inc., Class A	7,887	245,522
Casey’s General Stores Inc.	1,881	354,475
Grocery Outlet Holding Corp.(a)	4,474	96,504
U.S. Foods Holding Corp.(a)(b)	11,274	390,757

		1,087,258

Food Products — 1.0%
Beyond Meat Inc.(a)(b)	2,925	307,886
Bunge Ltd.	7,014	570,378
Darling Ingredients Inc.(a)(b)	8,200	589,580
Flowers Foods Inc.	9,566	226,045
Freshpet Inc.(a)(b)	2,072	295,654
Hain Celestial Group Inc. (The)(a)	4,289	183,483
Ingredion Inc.	3,406	303,168
Lamb Weston Holdings Inc.	7,451	457,268
Pilgrim’s Pride Corp.(a)(b)	2,431	70,693
Post Holdings Inc.(a)(b)	3,010	331,582
Seaboard Corp.	12	49,200

		3,384,937

Gas Utilities — 0.2%
National Fuel Gas Co.	4,402	231,193
UGI Corp.	10,535	449,002

		680,195

Health Care Equipment & Supplies — 1.0%
Envista Holdings Corp.(a)(b)	8,210	343,260
Figs Inc., Class A(a)(b)	1,931	71,717
Globus Medical Inc., Class A(a)	3,927	300,887
Hill-Rom Holdings Inc.	3,394	509,100

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ICU Medical Inc.(a)	1,012	$236,181
Integra LifeSciences Holdings Corp.(a)	3,662	250,774
Masimo Corp.(a)(b)	2,553	691,123
Penumbra Inc.(a)	1,723	459,179
Quidel Corp.(a)(b)	1,876	264,797
Tandem Diabetes Care Inc.(a)(b)	3,108	371,033

		3,498,051

Health Care Providers & Services — 1.1%
Acadia Healthcare Co. Inc.(a)(b)	4,513	287,839
agilon health Inc.(a)(b)	3,474	91,053
Amedisys Inc.(a)	1,636	243,928
Chemed Corp.	784	364,654
Encompass Health Corp.	4,981	373,774
Guardant Health Inc.(a)	4,584	573,046
Henry Schein Inc.(a)	7,144	544,087
Molina Healthcare Inc.(a)(b)	2,931	795,210
Premier Inc., Class A	6,209	240,661
Signify Health Inc., Class A(a)(b)	3,217	57,488

		3,571,740

Health Care Technology — 0.1%
Certara Inc.(a)	4,232	140,079
Change Healthcare Inc.(a)	12,774	267,488

		407,567

Hotels, Restaurants & Leisure — 1.4%
Aramark	11,696	384,331
Boyd Gaming Corp.(a)	4,189	264,996
Choice Hotels International Inc.	1,763	222,790
Churchill Downs Inc.	1,867	448,229
Hyatt Hotels Corp., Class A(a)	2,410	185,811
Marriott Vacations Worldwide Corp.	2,125	334,326
Norwegian Cruise Line Holdings Ltd.(a)(b)	18,850	503,483
Penn National Gaming Inc.(a)(b)	7,922	574,028
Planet Fitness Inc., Class A(a)	4,251	333,916
Six Flags Entertainment Corp.(a)	3,892	165,410
Travel + Leisure Co.	4,290	233,934
Vail Resorts Inc.(a)	2,037	680,460
Wendy’s Co. (The)	9,119	197,700
Wyndham Hotels & Resorts Inc.	4,661	359,783

		4,889,197

Household Durables — 0.9%
Leggett & Platt Inc.	6,786	304,284
Mohawk Industries Inc.(a)	2,886	511,977
Newell Brands Inc.	19,272	426,682
PulteGroup Inc.	13,198	606,052
Tempur Sealy International Inc.	9,219	427,854
Toll Brothers Inc.	5,734	317,033
TopBuild Corp.(a)(b)	1,677	343,466

		2,937,348

Household Products — 0.1%
Reynolds Consumer Products Inc.	2,777	75,923
Spectrum Brands Holdings Inc.	2,123	203,108

		279,031

Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp., Class A	6,485	251,683
Vistra Corp.	24,446	418,026

		669,709

Insurance — 2.2%
Alleghany Corp.(a)	684	427,097

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
American Financial Group Inc./OH	3,460	$435,372
Assurant Inc.	2,995	472,461
Assured Guaranty Ltd.	3,593	168,188
Athene Holding Ltd., Class A(a)	5,893	405,851
Axis Capital Holdings Ltd.	3,953	181,996
Brighthouse Financial Inc.(a)	4,220	190,871
Brown & Brown Inc.	11,907	660,243
Erie Indemnity Co., Class A, NVS	1,280	228,378
Everest Re Group Ltd.	2,023	507,328
First American Financial Corp.	5,421	363,478
Globe Life Inc.	5,112	455,121
GoHealth Inc., Class A(a)	2,460	12,374
Hanover Insurance Group Inc. (The)	1,815	235,260
Kemper Corp.	3,066	204,778
Lemonade Inc.(a)	1,920	128,659
Mercury General Corp.	1,379	76,769
Old Republic International Corp.	14,287	330,458
Primerica Inc.	2,000	307,260
Reinsurance Group of America Inc.	3,463	385,294
RenaissanceRe Holdings Ltd.	2,380	331,772
Unum Group	10,302	258,168
W R Berkley Corp.	7,046	515,626
White Mountains Insurance Group Ltd.(b)	154	164,720

		7,447,522

Interactive Media & Services — 0.1%
TripAdvisor Inc.(a)	5,035	170,435
Vimeo Inc.(a)(b)	7,338	215,517

		385,952

Internet & Direct Marketing Retail — 0.1%
Qurate Retail Inc., Series A	19,012	193,732

IT Services — 2.0%
Alliance Data Systems Corp.	2,544	256,664
Amdocs Ltd.	6,602	499,837
Concentrix Corp.(a)	2,145	379,665
DXC Technology Co.(a)	12,815	430,712
Euronet Worldwide Inc.(a)	2,585	329,019
Fastly Inc., Class A(a)(b)	5,387	217,850
Genpact Ltd.	9,276	440,703
Globant SA(a)	2,052	576,633
Jack Henry & Associates Inc.	3,769	618,342
MongoDB Inc.(a)(b)	3,156	1,488,086
Paysafe Ltd.(a)	21,248	164,672
Sabre Corp.(a)	16,241	192,293
Shift4 Payments Inc., Class A(a)(b)	2,198	170,389
SolarWinds Corp.	1,786	29,880
Switch Inc., Class A	5,785	146,881
Western Union Co. (The)	20,836	421,304
WEX Inc.(a)(b)	2,280	401,599

		6,764,529

Leisure Products — 0.4%
Brunswick Corp./DE	3,972	378,412
Hayward Holdings Inc.(a)(b)	2,007	44,636
Mattel Inc.(a)(b)	17,725	328,976
Polaris Inc.	2,913	348,570
YETI Holdings Inc.(a)(b)	4,358	373,437

		1,474,031

Life Sciences Tools & Services — 2.4%
10X Genomics Inc., Class A(a)	4,247	618,278

Security	Shares	Value

Life Sciences Tools & Services (continued)
Adaptive Biotechnologies Corp.(a)	5,568	$189,256
Avantor Inc.(a)	29,520	1,207,368
Bio-Techne Corp.	1,969	954,118
Bruker Corp.(b)	5,181	404,636
Charles River Laboratories International Inc.(a)	2,535	1,046,119
Maravai LifeSciences Holdings Inc., Class A(a)	5,184	254,431
PerkinElmer Inc.	5,698	987,407
PPD Inc.(a)(b)	8,176	382,555
QIAGEN NV(a)(b)	11,585	598,713
Repligen Corp.(a)(b)	2,783	804,259
Sotera Health Co.(a)(b)	5,072	132,633
Syneos Health Inc.(a)	5,192	454,196

		8,033,969

Machinery — 2.1%
AGCO Corp.	3,184	390,135
Allison Transmission Holdings Inc.	5,368	189,598
Colfax Corp.(a)(b)	5,970	274,023
Crane Co.	2,517	238,637
Donaldson Co. Inc.	6,413	368,170
Flowserve Corp.	6,637	230,105
Gates Industrial Corp. PLC(a)	4,896	79,658
Graco Inc.	8,570	599,643
ITT Inc.	4,398	377,524
Lincoln Electric Holdings Inc.	2,930	377,355
Middleby Corp. (The)(a)(b)	2,812	479,474
Nordson Corp.	2,948	702,066
Oshkosh Corp.	3,487	356,964
Pentair PLC	8,438	612,852
Snap-on Inc.	2,708	565,837
Timken Co. (The)	3,277	214,381
Toro Co. (The)	5,483	534,099
Woodward Inc.	2,930	331,676

		6,922,197

Marine — 0.0%
Kirby Corp.(a)	3,048	146,182

Media — 0.8%
Cable One Inc.	274	496,798
Interpublic Group of Companies Inc. (The)	19,917	730,356
New York Times Co. (The), Class A	8,422	414,952
News Corp., Class A, NVS	19,896	468,153
News Corp., Class B	6,198	143,979
Nexstar Media Group Inc., Class A	2,054	312,126

		2,566,364

Metals & Mining — 0.8%
Alcoa Corp.(a)	9,461	463,021
Cleveland-Cliffs Inc.(a)	23,082	457,255
Reliance Steel & Aluminum Co.	3,210	457,168
Royal Gold Inc.	3,328	317,791
Steel Dynamics Inc.	9,838	575,326
United States Steel Corp.	13,646	299,803

		2,570,364

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	26,756	421,942
New Residential Investment Corp.	21,943	241,373
Starwood Property Trust Inc.	13,998	341,691

		1,005,006

Multi-Utilities — 0.2%
MDU Resources Group Inc.	10,128	300,498

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
NiSource Inc.	19,994	$484,454

		784,952

Multiline Retail — 0.2%
Kohl’s Corp.	7,991	376,296
Nordstrom Inc.(a)(b)	5,564	147,168
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	3,289	198,261

		721,725

Oil, Gas & Consumable Fuels — 1.7%
Antero Midstream Corp.	17,105	178,234
APA Corp.	19,253	412,592
Cabot Oil & Gas Corp.	20,039	436,049
Cimarex Energy Co.	5,132	447,510
Continental Resources Inc./OK	3,330	153,679
Devon Energy Corp.	34,311	1,218,384
Diamondback Energy Inc.	9,180	869,070
EQT Corp.(a)	14,120	288,895
HollyFrontier Corp.	7,577	251,026
Marathon Oil Corp.	40,022	547,101
New Fortress Energy Inc.	1,356	37,629
Targa Resources Corp.	11,428	562,372
Texas Pacific Land Corp.	300	362,808

		5,765,349

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	4,844	297,276

Personal Products — 0.1%
Coty Inc., Class A(a)	17,371	136,536
Herbalife Nutrition Ltd.(a)(b)	5,357	227,030

		363,566

Pharmaceuticals — 0.7%
Catalent Inc.(a)	8,266	1,099,957
Jazz Pharmaceuticals PLC(a)	3,025	393,885
Nektar Therapeutics(a)	9,076	163,005
Organon & Co.	12,947	424,532
Perrigo Co. PLC	6,776	320,708

		2,402,087

Professional Services — 1.1%
Booz Allen Hamilton Holding Corp.	6,756	536,089
CACI International Inc., Class A(a)(b)	1,176	308,230
Dun & Bradstreet Holdings Inc.(a)(b)	8,045	135,236
FTI Consulting Inc.(a)(b)	1,711	230,472
Jacobs Engineering Group Inc.	6,571	870,855
Legalzoomcom Inc.(a)(b)	961	25,370
ManpowerGroup Inc.	2,771	300,044
Nielsen Holdings PLC	18,245	350,121
Robert Half International Inc.	5,572	559,039
Science Applications International Corp.	2,931	250,776

		3,566,232

Real Estate Management & Development — 0.4%
Howard Hughes Corp. (The)(a)	2,121	186,245
Jones Lang LaSalle Inc.(a)	2,564	636,103
Opendoor Technologies Inc.(a)(b)	22,938	470,917

		1,293,265

Road & Rail — 0.5%
AMERCO	454	293,298
Knight-Swift Transportation Holdings Inc.	8,206	419,737
Landstar System Inc.	1,951	307,907
Ryder System Inc.	2,667	220,587

Security	Shares	Value

Road & Rail (continued)
Schneider National Inc., Class B	2,647	$60,193
TuSimple Holdings Inc., Class A(a)(b)	1,699	63,084
XPO Logistics Inc.(a)(b)	4,933	392,568

		1,757,374

Semiconductors & Semiconductor Equipment — 1.8%
Allegro MicroSystems Inc.(a)	2,049	65,486
Brooks Automation Inc.	3,726	381,356
Cirrus Logic Inc.(a)(b)	2,951	243,015
Enphase Energy Inc.(a)	6,711	1,006,449
Entegris Inc.	6,845	861,785
First Solar Inc.(a)(b)	5,410	516,438
MKS Instruments Inc.	2,822	425,868
Monolithic Power Systems Inc.	2,281	1,105,555
ON Semiconductor Corp.(a)(b)	21,545	986,115
Universal Display Corp.	2,209	377,651

		5,969,718

Software — 4.8%
Alteryx Inc., Class A(a)	2,989	218,496
Anaplan Inc.(a)	7,149	435,303
Aspen Technology Inc.(a)(b)	3,466	425,625
Avalara Inc.(a)	4,305	752,385
Bentley Systems Inc., Class B(b)	6,990	423,874
Bill.com Holdings Inc.(a)	4,022	1,073,673
Black Knight Inc.(a)(b)	7,709	555,048
C3.ai Inc., Class A(a)(b)	1,747	80,956
CDK Global Inc.	6,220	264,661
Ceridian HCM Holding Inc.(a)(b)	6,561	738,900
Datto Holding Corp.(a)(b)	1,223	29,230
Dolby Laboratories Inc., Class A	3,277	288,376
DoubleVerify Holdings Inc.(a)(b)	776	26,508
Dropbox Inc., Class A(a)	15,558	454,605
Duck Creek Technologies Inc.(a)	3,623	160,281
Dynatrace Inc.(a)	9,995	709,345
Elastic NV(a)(b)	3,532	526,233
Everbridge Inc.(a)	1,957	295,585
Fair Isaac Corp.(a)(b)	1,404	558,694
Five9 Inc.(a)	3,408	544,394
Guidewire Software Inc.(a)(b)	4,282	509,001
Jamf Holding Corp.(a)(b)	2,685	103,426
Mandiant Inc.	12,001	213,618
Manhattan Associates Inc.(a)	3,230	494,287
McAfee Corp., Class A	3,478	76,898
Medallia Inc.(a)(b)	5,335	180,696
N-Able Inc.(a)	1,786	22,164
nCino Inc.(a)(b)	2,863	203,359
NCR Corp.(a)	6,504	252,095
New Relic Inc.(a)	2,632	188,899
NortonLifeLock Inc.	27,920	706,376
Nuance Communications Inc.(a)	14,483	797,144
Nutanix Inc., Class A(a)(b)	9,829	370,553
Paycor HCM Inc.(a)(b)	1,045	36,742
Paylocity Holding Corp.(a)(b)	1,912	536,125
Pegasystems Inc.	2,070	263,097
Procore Technologies Inc.(a)(b)	517	46,189
PTC Inc.(a)	5,351	640,996
Smartsheet Inc., Class A(a)	6,086	418,838
Teradata Corp.(a)	5,556	318,637
Wolfspeed Inc.	5,886	475,177

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zendesk Inc.(a)	6,054	$704,625

		16,121,114

Specialty Retail — 1.5%
AutoNation Inc.(a)	2,305	280,657
Dick’s Sporting Goods Inc.	3,204	383,743
Five Below Inc.(a)	2,812	497,190
Floor & Decor Holdings Inc., Class A(a)	5,194	627,383
Foot Locker Inc.	4,581	209,169
GameStop Corp., Class A(a)(b)	3,277	575,015
Gap Inc. (The)	10,263	232,970
Leslie’s Inc.(a)	6,784	139,344
Lithia Motors Inc.	1,493	473,341
Penske Automotive Group Inc.	1,598	160,759
Petco Health & Wellness Co. Inc.(a)(b)	2,823	59,565
RH(a)(b)	875	583,546
Vroom Inc.(a)(b)	5,888	129,948
Williams-Sonoma Inc.	3,804	674,563

		5,027,193

Technology Hardware, Storage & Peripherals — 0.1%
Pure Storage Inc., Class A(a)(b)	13,606	342,327
Xerox Holdings Corp.	7,244	146,111

		488,438

Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(a)	7,538	364,915
Carter’s Inc.	2,177	211,692
Columbia Sportswear Co.	2,037	195,226
Deckers Outdoor Corp.(a)	1,397	503,199
Hanesbrands Inc.	17,711	303,921
PVH Corp.(a)	3,614	371,483
Ralph Lauren Corp.	2,398	266,274
Skechers U.S.A. Inc., Class A(a)(b)	6,685	281,572
Tapestry Inc.	14,158	524,129
Under Armour Inc., Class A(a)(b)	9,528	192,275
Under Armour Inc., Class C, NVS(a)	10,137	177,600

		3,392,286

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	17,245	257,985
New York Community Bancorp. Inc.	23,037	296,486
TFS Financial Corp.	2,519	48,012
UWM Holdings Corp.	4,730	32,874

		635,357

Security	Shares	Value

Trading Companies & Distributors — 0.5%
Air Lease Corp.	5,475	$215,386
Core & Main Inc., Class A(a)(b)	1,785	46,785
MSC Industrial Direct Co. Inc., Class A	2,297	184,196
SiteOne Landscape Supply Inc.(a)(b)	2,249	448,608
Univar Solutions Inc.(a)	8,457	201,446
Watsco Inc.	1,667	441,122

		1,537,543

Water Utilities — 0.2%
Essential Utilities Inc.	11,365	523,699

Total Common Stocks — 55.8% (Cost: $158,845,764)		187,662,928

Investment Companies

Exchange Traded Funds — 44.0%
iShares Russell 2000 ETF(b)(c)	677,467	148,195,906

Total Investment Companies — 44.0% (Cost: $125,185,576)		148,195,906

Short-Term Investments

Money Market Funds — 46.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	155,518,418	155,596,177

Total Short-Term Investments — 46.3% (Cost: $155,594,978)		155,596,177

Total Investments in Securities — 146.1% (Cost: $439,626,318)		491,455,011

Other Assets, Less Liabilities — (46.1)%		(155,063,581)

Net Assets — 100.0%		$336,391,430

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2500 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$112,434,624	$43,174,602	(a)	$—		$(12,833)	$(216)	$155,596,177	155,518,418	$229,076	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	200,000	—		(200,000	)(a)	—	—	—	—	17		—
iShares Russell 2000 ETF	119,636,359	41,351,869		(11,163,508)		1,536,031	(3,164,845)	148,195,906	677,467	676,686		—

						$1,523,198	$(3,165,061)	$303,792,083		$905,779		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	1	12/17/21	$110	$(1,272)
Russell 2000 Micro E-Mini Index	30	12/17/21	330	(6,634)

				$(7,906)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts

Unrealized depreciation on futures contracts(a)	$7,906

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$29,608

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(15,132)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$498,972

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 2500 ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$187,662,928	$—	$—	$187,662,928
Investment Companies	148,195,906	—	—	148,195,906
Money Market Funds	155,596,177	—	—	155,596,177

	$491,455,011	$—	$—	$491,455,011

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,906)	$—	$—	$(7,906)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.(a)	9,432	$305,880
Aerojet Rocketdyne Holdings Inc.	19,997	870,869
Aerovironment Inc.(a)	5,894	508,770
Astronics Corp.(a)	9,137	128,466
Axon Enterprise Inc.(a)	17,208	3,011,744
Boeing Co. (The)(a)	141,581	31,139,325
BWX Technologies Inc.	25,337	1,364,651
Byrna Technologies Inc.(a)	4,854	106,108
Curtiss-Wright Corp.	10,851	1,369,179
Ducommun Inc.(a)(b)	2,627	132,269
General Dynamics Corp.	65,748	12,888,580
HEICO Corp.	11,958	1,576,902
HEICO Corp., Class A	20,792	2,462,397
Hexcel Corp.(a)	23,501	1,395,724
Howmet Aerospace Inc.	104,514	3,260,837
Huntington Ingalls Industries Inc.	10,343	1,996,820
Kaman Corp.	7,843	279,760
Kratos Defense & Security Solutions Inc.(a)	33,658	750,910
L3Harris Technologies Inc.	53,108	11,696,506
Lockheed Martin Corp.	65,636	22,650,984
Maxar Technologies Inc.(b)	18,115	513,017
Mercury Systems Inc.(a)(b)	15,243	722,823
Moog Inc., Class A	7,815	595,737
National Presto Industries Inc.	1,615	132,559
Northrop Grumman Corp.	39,765	14,321,365
PAE Inc.(a)	23,892	142,874
Parsons Corp.(a)	5,068	171,096
Raytheon Technologies Corp.	400,381	34,416,751
Spirit AeroSystems Holdings Inc., Class A	28,364	1,253,405
Textron Inc.(b)	59,344	4,142,805
TransDigm Group Inc.(a)	13,679	8,543,493
Triumph Group Inc.(a)	16,013	298,322
Vectrus Inc.(a)	2,557	128,566
Virgin Galactic Holdings Inc.(a)(b)	47,354	1,198,056

		164,477,550

Air Freight & Logistics — 0.5%
Air Transport Services Group Inc.(a)	15,931	411,179
Atlas Air Worldwide Holdings Inc.(a)	6,572	536,801
CH Robinson Worldwide Inc.	34,898	3,036,126
Echo Global Logistics Inc.(a)	6,791	323,999
Expeditors International of Washington Inc.	44,202	5,265,784
FedEx Corp.	64,805	14,211,088
Forward Air Corp.	7,373	612,106
GXO Logistics Inc.(a)	25,588	2,007,123
Hub Group Inc., Class A(a)	9,233	634,769
United Parcel Service Inc., Class B	191,347	34,844,289

		61,883,264

Airlines — 0.3%
Alaska Air Group Inc.(a)	32,818	1,923,135
Allegiant Travel Co.(a)	3,691	721,517
American Airlines Group Inc.(a)	167,706	3,441,327
Copa Holdings SA, Class A, NVS(a)	8,208	667,967
Delta Air Lines Inc.(a)	168,806	7,192,824
Frontier Group Holdings Inc.(a)	9,877	155,958
Hawaiian Holdings Inc.(a)	14,307	309,890
JetBlue Airways Corp.(a)	82,922	1,267,877
SkyWest Inc.(a)	14,102	695,793
Southwest Airlines Co.(a)	156,750	8,061,652

Security	Shares	Value

Airlines (continued)
Spirit Airlines Inc.(a)	26,768	$694,362
Sun Country Airlines Holdings Inc.(a)	4,860	163,004
United Airlines Holdings Inc.(a)	84,591	4,023,994

		29,319,300

Auto Components — 0.3%
Adient PLC(a)	24,993	1,035,960
American Axle & Manufacturing Holdings Inc.(a)	30,315	267,075
Aptiv PLC(a)	71,087	10,589,830
BorgWarner Inc.	62,749	2,711,384
Cooper-Standard Holdings Inc.(a)	5,700	124,887
Dana Inc.	41,164	915,487
Dorman Products Inc.(a)	7,455	705,765
Fox Factory Holding Corp.(a)	11,291	1,632,001
Gentex Corp.	63,099	2,081,005
Gentherm Inc.(a)	8,510	688,714
Goodyear Tire & Rubber Co. (The)(a)	75,680	1,339,536
LCI Industries	6,997	942,006
Lear Corp.	16,026	2,507,749
Modine Manufacturing Co.(a)	11,810	133,807
Motorcar Parts of America Inc.(a)	6,651	129,695
Patrick Industries Inc.	5,928	493,802
QuantumScape Corp.(a)(b)	54,490	1,337,185
Standard Motor Products Inc.	5,119	223,752
Stoneridge Inc.(a)	6,863	139,937
Tenneco Inc., Class A(a)	14,766	210,711
Visteon Corp.(a)	7,727	729,352
XPEL Inc.(a)	4,519	342,811

		29,282,451

Automobiles — 1.7%
Arcimoto Inc.(a)(b)	10,193	116,506
Canoo Inc.(a)(b)	21,993	169,126
Fisker Inc.(a)(b)	41,373	606,114
Ford Motor Co.(a)	1,033,313	14,631,712
General Motors Co.(a)	364,310	19,202,780
Harley-Davidson Inc.	42,285	1,548,054
Lordstown Motors Corp., Class A(a)(b)	30,216	241,124
Tesla Inc.(a)	210,802	163,472,735
Thor Industries Inc.	14,610	1,793,524
Winnebago Industries Inc.	7,871	570,254
Workhorse Group Inc.(a)(b)	32,812	251,012

		202,602,941

Banks — 4.5%
1st Source Corp.	4,063	191,936
Allegiance Bancshares Inc.	6,051	230,846
Altabancorp.	4,509	199,117
Amerant Bancorp Inc.(a)	7,800	192,972
Ameris Bancorp	16,322	846,785
Arrow Financial Corp.	4,729	162,488
Associated Banc-Corp.	39,763	851,723
Atlantic Capital Bancshares Inc.(a)	5,456	144,529
Atlantic Union Bankshares Corp.	22,355	823,782
Banc of California Inc.	12,434	229,905
BancFirst Corp.	4,764	286,412
Bancorp. Inc. (The)(a)	12,081	307,461
BancorpSouth Bank	28,387	845,365
Bank First Corp.	1,652	117,077
Bank of America Corp.	1,957,906	83,113,110
Bank of Hawaii Corp.	9,452	776,671
Bank of Marin Bancorp., Class A	4,528	170,932

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of NT Butterfield & Son Ltd. (The)	14,124	$501,543
Bank OZK	32,401	1,392,595
BankUnited Inc.	24,695	1,032,745
Banner Corp.	9,732	537,304
Bar Harbor Bankshares	4,836	135,650
Berkshire Hills Bancorp. Inc.	12,318	332,340
BOK Financial Corp.	9,020	807,741
Brookline Bancorp. Inc.	17,954	273,978
Bryn Mawr Bank Corp.	4,918	225,982
Business First Bancshares Inc.	6,577	153,836
Byline Bancorp Inc.	7,398	181,695
Cadence BanCorp.	33,175	728,523
Cambridge Bancorp	1,686	148,368
Camden National Corp.	3,742	179,242
Capstar Financial Holdings Inc.	5,956	126,505
Cathay General Bancorp	20,793	860,622
CBTX Inc.	5,018	132,375
Central Pacific Financial Corp.	8,258	212,065
CIT Group Inc.	27,359	1,421,300
Citigroup Inc.	535,774	37,600,619
Citizens & Northern Corp.	5,841	147,544
Citizens Financial Group Inc.	111,329	5,230,236
City Holding Co.	4,234	329,871
Civista Bancshares Inc.	6,066	140,913
CNB Financial Corp./PA	5,097	124,061
Columbia Banking System Inc.	19,525	741,755
Comerica Inc.	35,454	2,854,047
Commerce Bancshares Inc.	28,159	1,962,119
Community Bank System Inc.	14,122	966,227
Community Trust Bancorp. Inc.	3,868	162,843
ConnectOne Bancorp. Inc.	10,492	314,865
CrossFirst Bankshares Inc.(a)	12,928	168,064
Cullen/Frost Bankers Inc.	15,183	1,801,007
Customers Bancorp. Inc.(a)	7,288	313,530
CVB Financial Corp.	34,583	704,456
Dime Community Bancshares Inc.	9,602	313,601
Eagle Bancorp. Inc.	9,569	550,218
East West Bancorp. Inc.	37,505	2,908,138
Eastern Bankshares Inc.	44,727	907,958
Enterprise Bancorp. Inc./MA	4,098	147,323
Enterprise Financial Services Corp.	9,410	426,085
Equity Bancshares Inc., Class A	3,990	133,186
Farmers National Banc Corp.	10,882	170,956
FB Financial Corp.	7,671	328,933
Fifth Third Bancorp	181,852	7,717,799
Financial Institutions Inc.	4,651	142,553
First BanCorp./Puerto Rico	53,997	710,061
First Bancorp./Southern Pines NC	8,695	373,972
First Bancshares Inc. (The)	5,068	196,537
First Busey Corp.	14,063	346,372
First Citizens BancShares Inc./NC, Class A(b)	1,690	1,424,957
First Commonwealth Financial Corp.	23,135	315,330
First Community Bankshares Inc.	4,434	140,647
First Financial Bancorp	25,266	591,477
First Financial Bankshares Inc.	34,668	1,592,995
First Financial Corp./IN	2,813	118,287
First Foundation Inc.	11,675	307,053
First Hawaiian Inc.	35,593	1,044,655
First Horizon Corp.	149,878	2,441,513
First Interstate BancSystem Inc., Class A	9,872	397,447

Security	Shares	Value

Banks (continued)
First Merchants Corp.	14,405	$602,705
First Mid Bancshares Inc.	3,376	138,619
First Midwest Bancorp. Inc.	32,731	622,216
First of Long Island Corp. (The)	6,644	136,866
First Republic Bank/CA	47,187	9,101,429
Flushing Financial Corp.	7,611	172,009
FNB Corp.	86,571	1,005,955
Fulton Financial Corp.	45,866	700,833
German American Bancorp. Inc.	6,531	252,293
Glacier Bancorp. Inc.	25,030	1,385,411
Great Southern Bancorp. Inc.	2,597	142,342
Great Western Bancorp. Inc.	16,571	542,535
Hancock Whitney Corp.	23,754	1,119,289
Hanmi Financial Corp.	8,508	170,671
Harborone Bancorp. Inc.	17,165	240,997
Heartland Financial USA Inc.	9,693	466,039
Heritage Commerce Corp.	16,622	193,314
Heritage Financial Corp./WA	11,292	287,946
Hilltop Holdings Inc.	17,721	578,945
Home BancShares Inc./AR	41,545	977,554
HomeTrust Bancshares Inc.	5,466	152,939
Hope Bancorp Inc.	29,653	428,189
Horizon Bancorp Inc./IN	10,618	192,929
Huntington Bancshares Inc./OH	386,886	5,981,258
Independent Bank Corp.	8,978	683,675
Independent Bank Corp./MI	5,590	120,073
Independent Bank Group Inc.	10,743	763,183
International Bancshares Corp.	14,738	613,690
Investors Bancorp. Inc.	61,449	928,494
JPMorgan Chase & Co.	784,976	128,492,721
KeyCorp	252,411	5,457,126
Lakeland Bancorp. Inc.	11,514	202,992
Lakeland Financial Corp.	6,035	429,933
Live Oak Bancshares Inc.	8,518	542,000
M&T Bank Corp.	33,776	5,044,108
Mercantile Bank Corp.	4,790	153,424
Metrocity Bankshares Inc.	7,621	159,812
Metropolitan Bank Holding Corp.(a)	2,478	208,895
Mid Penn Bancorp. Inc.	5,633	155,189
Midland States Bancorp. Inc.	6,280	155,304
MidWestOne Financial Group Inc.	6,108	184,217
MVB Financial Corp.	3,029	129,732
National Bank Holdings Corp., Class A	8,542	345,780
NBT Bancorp. Inc.	11,816	426,794
Nicolet Bankshares Inc.(a)	2,958	219,424
OceanFirst Financial Corp.	15,264	326,802
OFG Bancorp	11,998	302,590
Old National Bancorp./IN	47,234	800,616
Old Second Bancorp. Inc.	12,002	156,746
Origin Bancorp Inc.	7,061	299,033
Pacific Premier Bancorp. Inc.	22,786	944,252
PacWest Bancorp	32,482	1,472,084
Park National Corp.	3,584	437,069
Parke Bancorp. Inc.	1	29
Peapack Gladstone Financial Corp.	4,878	162,730
Peoples Bancorp. Inc./OH	5,500	173,855
Peoples Financial Services Corp.	3,260	148,558
People’s United Financial Inc.	112,288	1,961,671
Pinnacle Financial Partners Inc.	20,385	1,917,821
PNC Financial Services Group Inc. (The)	112,256	21,961,764

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Popular Inc.	21,996	$1,708,429
Preferred Bank/Los Angeles CA	3,634	242,315
Premier Financial Bancorp. Inc.(a)(c)	1	20
Primis Financial Corp.	9,785	141,491
Prosperity Bancshares Inc.	24,646	1,753,070
QCR Holdings Inc.	5,089	261,778
Regions Financial Corp.	255,399	5,442,553
Reliant Bancorp Inc.	4,516	142,660
Renasant Corp.	16,064	579,107
Republic Bancorp. Inc./KY, Class A	3,154	159,750
S&T Bancorp. Inc.	9,569	281,998
Sandy Spring Bancorp. Inc.	13,665	626,130
Seacoast Banking Corp. of Florida	13,627	460,729
ServisFirst Bancshares Inc.	13,516	1,051,545
Sierra Bancorp.	4,779	116,034
Signature Bank/New York NY	15,715	4,278,880
Silvergate Capital Corp., Class A(a)	6,438	743,589
Simmons First National Corp., Class A	28,427	840,302
SmartFinancial Inc.	6,465	167,120
South Plains Financial Inc.	5,806	141,550
South State Corp.	18,917	1,412,532
Southern First Bancshares Inc.(a)	2,346	125,511
Southside Bancshares Inc.	9,146	350,200
Spirit of Texas Bancshares Inc.	5,783	139,949
Sterling Bancorp./DE	50,843	1,269,041
Stock Yards Bancorp. Inc.	6,079	356,533
SVB Financial Group(a)	15,001	9,703,847
Synovus Financial Corp.	37,766	1,657,550
Texas Capital Bancshares Inc.(a)	13,117	787,282
Tompkins Financial Corp.	3,578	289,496
Towne Bank/Portsmouth VA	17,093	531,763
TriCo Bancshares	7,327	317,992
TriState Capital Holdings Inc.(a)	6,164	130,369
Triumph Bancorp. Inc.(a)	6,103	611,093
Truist Financial Corp.	354,656	20,800,574
Trustmark Corp.	16,710	538,396
U.S. Bancorp	355,694	21,142,451
UMB Financial Corp.	11,260	1,088,955
Umpqua Holdings Corp.	59,487	1,204,612
United Bankshares Inc./WV	34,234	1,245,433
United Community Banks Inc./GA	20,815	683,148
Univest Financial Corp.	7,233	198,112
Valley National Bancorp	103,542	1,378,144
Veritex Holdings Inc.	12,182	479,484
Washington Trust Bancorp. Inc.	3,612	191,364
Webster Financial Corp.	23,408	1,274,800
Wells Fargo & Co.	1,093,708	50,758,988
WesBanco Inc.	17,015	579,871
West Bancorp. Inc.	5,766	173,153
Westamerica Bancorp	7,741	435,509
Western Alliance Bancorp	26,612	2,895,918
Wintrust Financial Corp.	14,240	1,144,469
Zions Bancorp. NA	42,737	2,644,993

		523,941,781

Beverages — 1.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,401	1,223,910
Brown-Forman Corp., Class A	12,018	753,168
Brown-Forman Corp., Class B, NVS	49,174	3,295,150
Celsius Holdings Inc.(a)(b)	14,189	1,278,287
Coca-Cola Co. (The)	1,026,534	53,862,239

Security	Shares	Value

Beverages (continued)
Coca-Cola Consolidated Inc.	1,373	$541,209
Constellation Brands Inc., Class A	42,132	8,876,791
Duckhorn Portfolio Inc. (The)(a)	7,016	160,596
Keurig Dr Pepper Inc.	182,242	6,225,387
MGP Ingredients Inc.	3,891	253,304
Molson Coors Beverage Co., Class B	48,543	2,251,425
Monster Beverage Corp.(a)	97,295	8,642,715
National Beverage Corp.	6,766	355,147
PepsiCo Inc.	365,298	54,944,472
Primo Water Corp.	45,096	708,909

		143,372,709

Biotechnology — 2.6%
4D Molecular Therapeutics Inc.(a)	5,513	148,686
AbbVie Inc.	467,115	50,387,695
ACADIA Pharmaceuticals Inc.(a)	30,588	508,067
Acceleron Pharma Inc.(a)(b)	13,658	2,350,542
Adagio Therapeutics Inc.(a)	5,558	234,770
Affimed NV(a)	27,618	170,679
Agenus Inc.(a)	45,727	240,067
Agios Pharmaceuticals Inc.(a)	16,356	754,829
Akebia Therapeutics Inc.(a)	51,368	147,940
Akero Therapeutics Inc.(a)(b)	8,039	179,672
Albireo Pharma Inc.(a)(b)	4,940	154,128
Aldeyra Therapeutics Inc.(a)	16,049	140,910
Alector Inc.(a)(b)	16,256	370,962
Aligos Therapeutics Inc.(a)(b)	7,012	108,756
Alkermes PLC(a)	42,728	1,317,731
Allakos Inc.(a)(b)	9,571	1,013,282
Allogene Therapeutics Inc.(a)	15,657	402,385
Allovir Inc.(a)	9,894	247,944
Alnylam Pharmaceuticals Inc.(a)(b)	31,072	5,866,704
Altimmune Inc.(a)	10,202	115,385
ALX Oncology Holdings Inc.(a)	4,708	347,733
Amgen Inc.	150,103	31,919,403
Amicus Therapeutics Inc.(a)	70,807	676,207
AnaptysBio Inc.(a)	7,306	198,139
Anavex Life Sciences Corp.(a)(b)	19,387	347,997
Anika Therapeutics Inc.(a)	4,130	175,773
Annexon Inc.(a)	9,869	183,662
Apellis Pharmaceuticals Inc.(a)	17,559	578,745
Applied Molecular Transport Inc.(a)	5,973	154,521
Applied Therapeutics Inc.(a)	6,374	105,808
Arcturus Therapeutics Holdings Inc.(a)	5,948	284,195
Arcus Biosciences Inc.(a)(b)	12,142	423,392
Arcutis Biotherapeutics Inc.(a)(b)	6,252	149,360
Ardelyx Inc.(a)(b)	42,168	55,662
Arena Pharmaceuticals Inc.(a)	15,353	914,271
Arrowhead Pharmaceuticals Inc.(a)	27,114	1,692,727
Atara Biotherapeutics Inc.(a)	21,817	390,524
Athenex Inc.(a)(b)	28,842	86,814
Athersys Inc.(a)(b)	86,482	115,021
Atossa Therapeutics Inc.(a)	37,911	123,590
Avid Bioservices Inc.(a)(b)	16,824	362,894
Avidity Biosciences Inc.(a)	9,167	225,783
Avita Medical Inc.(a)(b)	7,555	133,875
Avrobio Inc.(a)	15,502	86,501
Beam Therapeutics Inc.(a)	12,696	1,104,679
Beyondspring Inc.(a)	5,695	89,753
BioAtla Inc.(a)(b)	3,125	92,000
BioCryst Pharmaceuticals Inc.(a)	46,352	666,078

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Biogen Inc.(a)(b)	39,200	$11,093,208
Biohaven Pharmaceutical Holding Co. Ltd.(a)	14,590	2,026,697
BioMarin Pharmaceutical Inc.(a)	47,951	3,706,133
Bioxcel Therapeutics Inc.(a)	4,926	149,504
Bluebird Bio Inc.(a)	17,400	332,514
Blueprint Medicines Corp.(a)(b)	14,537	1,494,549
Bridgebio Pharma Inc.(a)(b)	29,002	1,359,324
Brooklyn ImmunoTherapeutics Inc.(a)	6,265	58,264
C4 Therapeutics Inc.(a)	10,664	476,468
CareDx Inc.(a)(b)	12,953	820,832
Caribou Biosciences Inc.(a)	5,043	120,376
Catalyst Pharmaceuticals Inc.(a)	24,537	130,046
Celldex Therapeutics Inc.(a)	10,287	555,395
CEL-SCI Corp.(a)(b)	11,202	123,110
Cerevel Therapeutics Holdings Inc.(a)	13,564	400,138
ChemoCentryx Inc.(a)(b)	13,414	229,379
Chimerix Inc.(a)	19,143	118,495
Chinook Therapeutics Inc.(a)	9,946	126,911
Clovis Oncology Inc.(a)	30,042	133,987
Codiak Biosciences Inc.(a)	6,077	99,237
Cogent Biosciences Inc.(a)	14,713	123,736
Coherus Biosciences Inc.(a)	16,670	267,887
Cortexyme Inc.(a)	4,914	450,417
Crinetics Pharmaceuticals Inc.(a)	7,311	153,897
Cue Biopharma Inc.(a)	9,951	144,986
Cullinan Oncology Inc.(a)(b)	5,431	122,578
CureVac NV(a)(b)	14,567	795,650
Curis Inc.(a)	22,710	177,819
Cytokinetics Inc.(a)	20,405	729,275
CytomX Therapeutics Inc.(a)	21,905	111,496
Deciphera Pharmaceuticals Inc.(a)	10,116	343,742
Denali Therapeutics Inc.(a)(b)	24,165	1,219,124
Dermtech Inc.(a)(b)	6,214	199,532
Design Therapeutics Inc.(a)(b)	5,403	79,370
Dicerna Pharmaceuticals Inc.(a)(b)	16,168	325,947
Dynavax Technologies Corp.(a)(b)	28,699	551,308
Dyne Therapeutics Inc.(a)	10,249	166,444
Eagle Pharmaceuticals Inc./DE(a)	3,218	179,500
Editas Medicine Inc.(a)(b)	18,810	772,715
Emergent BioSolutions Inc.(a)(b)	12,037	602,693
Enanta Pharmaceuticals Inc.(a)	4,859	276,040
Epizyme Inc.(a)	29,517	151,127
Evelo Biosciences Inc.(a)(b)	11,839	83,347
Exact Sciences Corp.(a)(b)	45,331	4,326,844
Exelixis Inc.(a)	83,548	1,766,205
Fate Therapeutics Inc.(a)	20,397	1,208,930
FibroGen Inc.(a)	22,491	229,858
Flexion Therapeutics Inc.(a)	17,252	105,237
Forma Therapeutics Holdings Inc.(a)	8,158	189,184
Forte Biosciences Inc.(a)(b)	6,418	18,997
G1 Therapeutics Inc.(a)(b)	9,085	121,921
Generation Bio Co.(a)(b)	10,875	272,636
Geron Corp.(a)	99,049	135,697
Gilead Sciences Inc.	333,155	23,270,877
Global Blood Therapeutics Inc.(a)	16,168	411,961
Gossamer Bio Inc.(a)(b)	24,271	305,086
Gritstone bio Inc.(a)	15,368	165,974
Halozyme Therapeutics Inc.(a)	36,029	1,465,660
Heron Therapeutics Inc.(a)	22,770	243,411
Horizon Therapeutics PLC(a)	57,646	6,314,543

Security	Shares	Value

Biotechnology (continued)
Humanigen Inc.(a)(b)	13,769	$81,650
iBio Inc.(a)	83,870	88,902
Icosavax Inc.(a)(b)	3,519	104,127
Ideaya Biosciences Inc.(a)	7,175	182,891
IGM Biosciences Inc.(a)	2,333	153,418
ImmunityBio Inc.(a)(b)	19,550	190,417
ImmunoGen Inc.(a)	55,406	314,152
Immunovant Inc.(a)	13,377	116,246
Incyte Corp.(a)	49,468	3,402,409
Inhibrx Inc.(a)	8,817	293,694
Inovio Pharmaceuticals Inc.(a)(b)	49,969	357,778
Insmed Inc.(a)	27,349	753,191
Intellia Therapeutics Inc.(a)(b)	17,796	2,387,333
Intercept Pharmaceuticals Inc.(a)(b)	8,185	121,547
Invitae Corp.(a)	53,396	1,518,048
Ionis Pharmaceuticals Inc.(a)(b)	35,186	1,180,138
Iovance Biotherapeutics Inc.(a)(b)	36,796	907,389
Ironwood Pharmaceuticals Inc.(a)	40,587	530,066
iTeos Therapeutics Inc.(a)	6,641	179,307
IVERIC bio Inc.(a)	21,745	353,139
Kadmon Holdings Inc.(a)	47,215	411,243
KalVista Pharmaceuticals Inc.(a)	6,300	109,935
Karuna Therapeutics Inc.(a)	5,945	727,252
Karyopharm Therapeutics Inc.(a)(b)	22,622	131,660
Keros Therapeutics Inc.(a)	4,113	162,710
Kiniksa Pharmaceuticals Ltd., Class A(a)	9,712	110,620
Kinnate Biopharma Inc.(a)	6,242	143,691
Kodiak Sciences Inc.(a)(b)	8,811	845,680
Kronos Bio Inc.(a)(b)	11,940	250,262
Krystal Biotech Inc.(a)	4,236	221,162
Kura Oncology Inc.(a)	16,773	314,158
Kymera Therapeutics Inc.(a)	7,586	445,602
Ligand Pharmaceuticals Inc.(a)	3,927	547,110
Lineage Cell Therapeutics Inc.(a)	45,403	114,416
MacroGenics Inc.(a)	15,444	323,397
Madrigal Pharmaceuticals Inc.(a)	2,743	218,864
MannKind Corp.(a)	60,376	262,636
MEI Pharma Inc.(a)(b)	40,235	111,049
MeiraGTx Holdings PLC(a)	10,559	139,168
Mersana Therapeutics Inc.(a)	14,403	135,820
MiMedx Group Inc.(a)	30,843	186,909
Mirati Therapeutics Inc.(a)	10,812	1,912,751
Moderna Inc.(a)	89,436	34,420,339
Molecular Templates Inc.(a)	14,466	97,067
Morphic Holding Inc.(a)	5,819	329,588
Myriad Genetics Inc.(a)	18,243	589,066
Natera Inc.(a)(b)	21,772	2,426,272
Neoleukin Therapeutics Inc.(a)	13,402	96,896
Neurocrine Biosciences Inc.(a)	25,418	2,437,840
Nkarta Inc.(a)	4,391	122,114
Novavax Inc.(a)(b)	19,667	4,077,166
Nurix Therapeutics Inc.(a)	6,461	193,572
Ocugen Inc.(a)(b)	48,427	347,706
Olema Pharmaceuticals Inc.(a)(b)	5,002	137,855
Oncocyte Corp.(a)	29,815	106,141
Oncorus Inc.(a)	8,682	81,090
Oncternal Therapeutics Inc. New(b)(c)	684	701
OPKO Health Inc.(a)(b)	101,341	369,895
Organogenesis Holdings Inc., Class A(a)(b)	10,038	142,941
ORIC Pharmaceuticals Inc.(a)(b)	9,380	196,136

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Passage Bio Inc.(a)	11,585	$115,387
PMV Pharmaceuticals Inc.(a)	8,348	248,770
Poseida Therapeutics Inc.(a)(b)	14,927	108,818
Praxis Precision Medicines Inc.(a)(b)	8,933	165,171
Precigen Inc.(a)	20,932	104,451
Precision BioSciences Inc.(a)(b)	15,751	181,767
Prelude Therapeutics Inc.(a)	4,306	134,562
Protagonist Therapeutics Inc.(a)	10,839	192,067
Prothena Corp. PLC(a)	9,383	668,351
PTC Therapeutics Inc.(a)(b)	19,942	742,042
Radius Health Inc.(a)	13,305	165,115
RAPT Therapeutics Inc.(a)	5,488	170,402
Recursion Pharmaceuticals Inc., Class A(a)(b)	6,910	158,999
Regeneron Pharmaceuticals Inc.(a)	26,559	16,072,976
REGENXBIO Inc.(a)	9,324	390,862
Relay Therapeutics Inc.(a)	15,796	498,048
Replimune Group Inc.(a)	6,198	183,709
REVOLUTION Medicines Inc.(a)	16,402	451,219
Rhythm Pharmaceuticals Inc.(a)(b)	12,122	158,313
Rigel Pharmaceuticals Inc.(a)(b)	44,149	160,261
Rocket Pharmaceuticals Inc.(a)(b)	9,585	286,496
Rubius Therapeutics Inc.(a)(b)	9,193	164,371
Sage Therapeutics Inc.(a)(b)	13,619	603,458
Sana Biotechnology Inc.(a)(b)	22,716	511,564
Sangamo Therapeutics Inc.(a)(b)	33,928	305,691
Sarepta Therapeutics Inc.(a)(b)	20,249	1,872,627
Scholar Rock Holding Corp.(a)(b)	6,870	226,847
Seagen Inc.(a)	35,659	6,054,898
Selecta Biosciences Inc.(a)	30,168	125,499
Seres Therapeutics Inc.(a)	18,318	127,493
Sesen Bio Inc.(a)(b)	44,834	35,562
Shattuck Labs Inc.(a)	8,347	170,112
Silverback Therapeutics Inc.(a)(b)	4,774	47,645
Sorrento Therapeutics Inc.(a)(b)	68,881	525,562
Spectrum Pharmaceuticals Inc.(a)	53,202	115,980
Spero Therapeutics Inc.(a)(b)	9,109	167,697
SpringWorks Therapeutics Inc.(a)	7,169	454,801
SQZ Biotechnologies Co.(a)	9,876	142,412
Stoke Therapeutics Inc.(a)	5,840	148,570
Sutro Biopharma Inc.(a)	8,303	156,844
Syndax Pharmaceuticals Inc.(a)	7,929	151,523
Syros Pharmaceuticals Inc.(a)	21,316	95,283
Taysha Gene Therapies Inc.(a)(b)	8,222	153,094
TCR2 Therapeutics Inc.(a)	9,480	80,675
TG Therapeutics Inc.(a)	32,816	1,092,116
Tonix Pharmaceuticals Holding Corp.(a)	139,922	84,107
Travere Therapeutics Inc.(a)	16,964	411,377
Trillium Therapeutics Inc.(a)	28,984	508,959
Turning Point Therapeutics Inc.(a)(b)	12,403	823,931
Twist Bioscience Corp.(a)(b)	12,676	1,355,952
Ultragenyx Pharmaceutical Inc.(a)	16,880	1,522,407
United Therapeutics Corp.(a)	11,986	2,212,376
UroGen Pharma Ltd.(a)(b)	7,176	120,700
Vanda Pharmaceuticals Inc.(a)	14,999	257,083
Vaxart Inc.(a)(b)	31,332	249,089
Vaxcyte Inc.(a)	10,474	265,725
VBI Vaccines Inc.(a)(b)	46,466	144,509
Veracyte Inc.(a)	17,510	813,339
Verastem Inc.(a)	56,334	173,509
Vericel Corp.(a)	11,677	569,838

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals Inc.(a)	68,854	$12,489,427
Verve Therapeutics Inc.(a)	4,155	195,285
Viking Therapeutics Inc.(a)	20,477	128,596
Vir Biotechnology Inc.(a)	15,181	660,677
Viracta Therapeutics Inc.(a)(b)	12,768	102,399
VistaGen Therapeutics Inc.(a)	50,170	137,466
Xencor Inc.(a)	15,026	490,749
Y-mAbs Therapeutics Inc.(a)	7,196	205,374
Zentalis Pharmaceuticals Inc.(a)	9,447	629,548
ZIOPHARM Oncology Inc.(a)(b)	66,318	120,699

		305,458,012

Building Products — 0.6%
A O Smith Corp.	35,429	2,163,649
AAON Inc.	10,618	693,780
Advanced Drainage Systems Inc.	15,084	1,631,636
Allegion PLC	24,243	3,204,440
American Woodmark Corp.(a)	4,791	313,188
Apogee Enterprises Inc.	7,093	267,832
Armstrong World Industries Inc.	13,289	1,268,701
AZEK Co. Inc. (The)(a)	28,823	1,052,904
Builders FirstSource Inc.(a)	54,915	2,841,302
Carlisle Companies Inc.	13,592	2,701,954
Carrier Global Corp.	229,611	11,884,665
Cornerstone Building Brands Inc.(a)(b)	11,508	168,132
CSW Industrials Inc.	3,718	474,789
Fortune Brands Home & Security Inc.	36,254	3,241,833
Gibraltar Industries Inc.(a)	8,183	569,946
Griffon Corp.	11,508	283,097
Insteel Industries Inc.	4,311	164,033
JELD-WEN Holding Inc.(a)	21,900	548,157
Johnson Controls International PLC	189,365	12,891,969
Lennox International Inc.	9,149	2,691,361
Masco Corp.	65,154	3,619,305
Masonite International Corp.(a)(b)	6,236	661,827
Owens Corning	27,702	2,368,521
PGT Innovations Inc.(a)	14,918	284,934
Quanex Building Products Corp.	9,113	195,109
Resideo Technologies Inc.(a)	38,077	943,929
Simpson Manufacturing Co. Inc.	11,682	1,249,623
Trane Technologies PLC	62,752	10,834,133
Trex Co. Inc.(a)	31,346	3,195,098
UFP Industries Inc.	16,427	1,116,707
View Inc.(a)(b)	26,377	142,963

		73,669,517

Capital Markets — 3.1%
Affiliated Managers Group Inc.	10,913	1,648,845
Ameriprise Financial Inc.	30,132	7,958,464
Apollo Global Management Inc.	46,438	2,860,116
Ares Management Corp., Class A	37,324	2,755,631
Artisan Partners Asset Management Inc., Class A	15,009	734,240
Assetmark Financial Holdings Inc.(a)	6,427	159,839
B. Riley Financial Inc.	5,806	342,786
Bank of New York Mellon Corp. (The)	209,619	10,866,649
BGC Partners Inc., Class A	87,808	457,480
BlackRock Inc.(d)	37,785	31,688,768
Blackstone Inc., NVS	179,568	20,890,941
Blucora Inc.(a)	13,224	206,162
BrightSphere Investment Group Inc.	14,767	385,862
Carlyle Group Inc. (The)	43,863	2,073,843

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Cboe Global Markets Inc.	28,230	$3,496,568
Charles Schwab Corp. (The)	397,234	28,934,525
CME Group Inc.	94,762	18,325,076
Cohen & Steers Inc.	6,130	513,510
Cowen Inc., Class A	6,205	212,894
Diamond Hill Investment Group Inc.	691	121,381
Donnelley Financial Solutions Inc.(a)	6,487	224,580
Evercore Inc., Class A	10,618	1,419,308
FactSet Research Systems Inc.	10,100	3,987,278
Federated Hermes Inc.	26,953	875,973
Focus Financial Partners Inc., Class A(a)	13,637	714,170
Franklin Resources Inc.	75,981	2,258,155
GCM Grosvenor Inc., Class A	11,322	130,429
Goldman Sachs Group Inc. (The)	87,346	33,019,408
Hamilton Lane Inc., Class A	8,155	691,707
Houlihan Lokey Inc.	13,870	1,277,427
Interactive Brokers Group Inc., Class A	21,927	1,366,929
Intercontinental Exchange Inc.	146,982	16,876,473
Invesco Ltd.	89,075	2,147,598
Janus Henderson Group PLC	21,721	897,729
Jefferies Financial Group Inc.	57,574	2,137,723
KKR & Co. Inc.	145,942	8,884,949
Lazard Ltd., Class A	26,539	1,215,486
LPL Financial Holdings Inc.	21,079	3,304,344
MarketAxess Holdings Inc.	10,053	4,229,197
Moelis & Co., Class A	16,495	1,020,546
Moody’s Corp.	42,706	15,165,328
Morgan Stanley	359,930	35,024,788
Morningstar Inc.	5,927	1,535,271
MSCI Inc.	21,228	12,913,842
Nasdaq Inc.	30,224	5,833,836
Northern Trust Corp.	54,372	5,861,845
Open Lending Corp., Class A(a)	27,050	975,693
Oppenheimer Holdings Inc., Class A, NVS	2,814	127,446
Piper Sandler Cos.	4,989	690,777
PJT Partners Inc., Class A	6,366	503,614
Raymond James Financial Inc.	48,924	4,514,707
S&P Global Inc.	63,583	27,015,781
Sculptor Capital Management Inc.	6,183	172,444
SEI Investments Co.	29,710	1,761,803
State Street Corp.	96,723	8,194,373
StepStone Group Inc., Class A	11,421	486,991
Stifel Financial Corp.	26,220	1,781,911
StoneX Group Inc.(a)	5,327	351,049
T Rowe Price Group Inc.	59,542	11,711,911
Tradeweb Markets Inc., Class A(b)	27,806	2,246,169
Virtu Financial Inc., Class A	23,782	580,994
Virtus Investment Partners Inc.	1,783	553,301
WisdomTree Investments Inc.	39,652	224,827

		359,541,690

Chemicals — 1.3%
AdvanSix Inc.(a)	7,922	314,900
Air Products & Chemicals Inc.	58,191	14,903,297
Albemarle Corp.	30,699	6,722,160
American Vanguard Corp.	8,872	133,524
Amyris Inc.(a)(b)	44,229	607,264
Ashland Global Holdings Inc.	15,064	1,342,504
Avient Corp.	25,418	1,178,124
Axalta Coating Systems Ltd.(a)	56,020	1,635,224
Balchem Corp.	8,955	1,299,102

Security	Shares	Value

Chemicals (continued)
Cabot Corp.	15,779	$790,843
Celanese Corp.	29,473	4,439,813
CF Industries Holdings Inc.	57,184	3,192,011
Chase Corp.	2,293	234,230
Chemours Co. (The)	45,608	1,325,369
Corteva Inc.	195,650	8,232,952
Danimer Scientific Inc.(a)(b)	18,955	309,725
Diversey Holdings Ltd.(a)(b)	11,749	188,454
Dow Inc.	197,774	11,383,871
DuPont de Nemours Inc.	138,388	9,409,000
Eastman Chemical Co.	35,573	3,583,624
Ecolab Inc.	66,236	13,818,154
Ecovyst Inc.	12,107	141,168
Element Solutions Inc.	59,272	1,285,017
Ferro Corp.(a)	22,418	455,982
FMC Corp.	33,854	3,099,672
GCP Applied Technologies Inc.(a)	14,223	311,768
Hawkins Inc.	4,506	157,169
HB Fuller Co.	13,604	878,274
Huntsman Corp.	54,586	1,615,200
Ingevity Corp.(a)	11,231	801,556
Innospec Inc.	6,549	551,557
International Flavors & Fragrances Inc.	65,979	8,822,712
Koppers Holdings Inc.(a)	5,236	163,677
Kraton Corp.(a)	8,058	367,767
Kronos Worldwide Inc.	9,643	119,670
Livent Corp.(a)	39,660	916,543
LyondellBasell Industries NV, Class A	69,818	6,552,419
Minerals Technologies Inc.	9,771	682,407
Mosaic Co. (The)	91,034	3,251,735
NewMarket Corp.	1,856	628,757
Olin Corp.	38,720	1,868,240
Orion Engineered Carbons SA(a)	16,084	293,211
PPG Industries Inc.	62,186	8,893,220
PureCycle Technologies Inc.(a)(b)	9,251	122,853
Quaker Chemical Corp.	3,570	848,660
Rayonier Advanced Materials Inc.(a)	17,732	132,990
RPM International Inc.	33,405	2,593,898
Scotts Miracle-Gro Co. (The)	10,792	1,579,517
Sensient Technologies Corp.	11,486	1,046,145
Sherwin-Williams Co. (The)	64,529	18,050,697
Stepan Co.	6,142	693,677
Tredegar Corp.	9,688	118,000
Trinseo SA	9,865	532,513
Tronox Holdings PLC, Class A	27,127	668,681
Valvoline Inc.	46,823	1,459,941
Westlake Chemical Corp.	8,308	757,191

		155,506,629

Commercial Services & Supplies — 0.5%
ABM Industries Inc.	17,637	793,841
ACCO Brands Corp.	27,951	240,099
ADT Inc.	42,056	340,233
Brady Corp., Class A, NVS	12,799	648,909
BrightView Holdings Inc.(a)	14,011	206,802
Brink’s Co. (The)	13,393	847,777
Casella Waste Systems Inc., Class A(a)	13,364	1,014,862
Cimpress PLC(a)	4,479	388,912
Cintas Corp.	23,151	8,812,660
Clean Harbors Inc.(a)	13,569	1,409,412
Copart Inc.(a)	55,022	7,632,652

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
CoreCivic Inc.(a)	30,750	$273,675
Covanta Holding Corp.	30,006	603,721
Deluxe Corp.	10,958	393,283
Driven Brands Holdings Inc.(a)	12,894	372,508
Ennis Inc.	6,551	123,486
Harsco Corp.(a)	22,973	389,392
Healthcare Services Group Inc.	20,349	508,521
Heritage-Crystal Clean Inc.(a)	5,270	152,725
Herman Miller Inc.	21,162	796,961
HNI Corp.	11,753	431,570
IAA Inc.(a)	36,459	1,989,568
Interface Inc.	14,517	219,933
KAR Auction Services Inc.(a)	36,459	597,563
Kimball International Inc., Class B	10,609	118,821
Matthews International Corp., Class A	7,969	276,445
Montrose Environmental Group Inc.(a)	5,793	357,660
MSA Safety Inc.	9,693	1,412,270
Pitney Bowes Inc.	43,058	310,448
Republic Services Inc.	55,631	6,679,058
Rollins Inc.	61,100	2,158,663
RR Donnelley & Sons Co.(a)	23,686	121,746
SP Plus Corp.(a)	5,993	183,805
Steelcase Inc., Class A	25,394	321,996
Stericycle Inc.(a)	24,189	1,644,126
Tetra Tech Inc.	14,318	2,138,250
U.S. Ecology Inc.(a)	9,146	295,873
UniFirst Corp./MA	3,544	753,525
Viad Corp.(a)	5,068	230,138
VSE Corp.	2,985	143,787
Waste Management Inc.	111,692	16,682,317

		63,017,993

Communications Equipment — 0.8%
ADTRAN Inc.	14,211	266,598
Arista Networks Inc.(a)	16,009	5,501,333
Aviat Networks Inc.(a)	1,761	57,866
CalAmp Corp.(a)	11,586	115,281
Calix Inc.(a)(b)	14,459	714,708
Cambium Networks Corp.(a)	2,866	103,721
Ciena Corp.(a)	41,989	2,156,135
Cisco Systems Inc.	1,117,326	60,816,054
Clearfield Inc.(a)	3,427	151,302
CommScope Holding Co. Inc.(a)(b)	50,393	684,841
Comtech Telecommunications Corp.	7,643	195,737
Digi International Inc.(a)	6,489	136,399
DZS Inc.(a)	6,233	76,417
EMCORE Corp.(a)	13,197	98,714
Extreme Networks Inc.(a)	29,316	288,763
F5 Networks Inc.(a)	15,824	3,145,495
Harmonic Inc.(a)	25,158	220,132
Infinera Corp.(a)(b)	39,865	331,677
Inseego Corp.(a)(b)	20,368	135,651
Juniper Networks Inc.	88,360	2,431,667
Lumentum Holdings Inc.(a)	20,401	1,704,300
Motorola Solutions Inc.	43,845	10,186,070
NETGEAR Inc.(a)(b)	8,768	279,787
NetScout Systems Inc.(a)	20,031	539,835
Plantronics Inc.(a)	9,222	237,098
Ribbon Communications Inc.(a)	20,986	125,496
Ubiquiti Inc.	1,850	552,539
Viasat Inc.(a)	17,808	980,687

Security	Shares	Value

Communications Equipment (continued)
Viavi Solutions Inc.(a)	64,268	$1,011,578

		93,245,881

Construction & Engineering — 0.2%
AECOM(a)	36,121	2,281,041
Ameresco Inc., Class A(a)	7,296	426,305
API Group Corp.(a)(e)	52,143	1,061,110
Arcosa Inc.	12,871	645,738
Argan Inc.	3,865	168,785
Comfort Systems USA Inc.	9,128	651,009
Construction Partners Inc., Class A(a)(b)	8,930	297,994
Dycom Industries Inc.(a)	8,319	592,646
EMCOR Group Inc.	14,029	1,618,666
Fluor Corp.(a)	39,247	626,775
Granite Construction Inc.	13,458	532,264
Great Lakes Dredge & Dock Corp.(a)	14,804	223,392
IES Holdings Inc.(a)	2,964	135,425
MasTec Inc.(a)	15,080	1,301,102
MYR Group Inc.(a)	4,930	490,535
NV5 Global Inc.(a)	2,737	269,786
Primoris Services Corp.	11,564	283,202
Quanta Services Inc.	37,283	4,243,551
Sterling Construction Co. Inc.(a)(b)	6,822	154,655
Tutor Perini Corp.(a)	9,769	126,802
Valmont Industries Inc.	5,543	1,303,270
WillScot Mobile Mini Holdings Corp.(a)	55,035	1,745,710

		19,179,763

Construction Materials — 0.1%
Eagle Materials Inc.	10,655	1,397,510
Forterra Inc.(a)	9,812	231,171
Martin Marietta Materials Inc.	16,240	5,548,883
Summit Materials Inc., Class A(a)(b)	32,113	1,026,653
Vulcan Materials Co.	34,451	5,827,731

		14,031,948

Consumer Finance — 0.7%
Ally Financial Inc.	95,462	4,873,335
American Express Co.	170,241	28,520,475
Capital One Financial Corp.	116,702	18,902,223
Credit Acceptance Corp.(a)(b)	2,301	1,346,775
Discover Financial Services	79,304	9,742,497
Encore Capital Group Inc.(a)(b)	8,768	431,999
Enova International Inc.(a)	10,115	349,473
FirstCash Inc.	11,248	984,200
Green Dot Corp., Class A(a)	14,236	716,498
LendingClub Corp.(a)(b)	25,877	730,767
LendingTree Inc.(a)(b)	2,936	410,541
Navient Corp.	43,366	855,611
Nelnet Inc., Class A	4,443	352,063
OneMain Holdings Inc.	27,518	1,522,571
Oportun Financial Corp.(a)	6,251	156,463
PRA Group Inc.(a)	12,338	519,923
PROG Holdings Inc.	18,732	786,931
Regional Management Corp.	2,741	159,472
Santander Consumer USA Holdings Inc.	17,453	727,790
SLM Corp.	80,745	1,421,112
Synchrony Financial	150,066	7,335,226
Upstart Holdings Inc.(a)	11,945	3,779,876
World Acceptance Corp.(a)	990	187,684

		84,813,505

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.4%
Amcor PLC	411,759	$4,772,287
AptarGroup Inc.	17,157	2,047,688
Ardagh Group SA	4,924	125,513
Avery Dennison Corp.	21,770	4,510,962
Ball Corp.	84,657	7,616,590
Berry Global Group Inc.(a)	35,177	2,141,576
Crown Holdings Inc.	33,854	3,411,806
Graphic Packaging Holding Co.	72,889	1,387,807
Greif Inc., Class A, NVS	6,359	410,791
Greif Inc., Class B	2,007	130,054
International Paper Co.	103,831	5,806,229
Myers Industries Inc.	9,768	191,160
O-I Glass Inc.(a)	43,889	626,296
Packaging Corp. of America	24,475	3,363,844
Pactiv Evergreen Inc.	10,647	133,300
Ranpak Holdings Corp.(a)(b)	10,524	282,254
Sealed Air Corp.	40,212	2,203,215
Silgan Holdings Inc.	22,174	850,595
Sonoco Products Co.	26,221	1,562,247
TriMas Corp.(a)	9,917	320,914
UFP Technologies Inc.(a)	1,991	122,626
Westrock Co.	70,422	3,509,128

		45,526,882

Distributors — 0.1%
Funko Inc., Class A(a)	6,447	117,400
Genuine Parts Co.	37,729	4,573,887
LKQ Corp.(a)	71,835	3,614,737
Pool Corp.	10,298	4,473,554

		12,779,578

Diversified Consumer Services — 0.2%
2U Inc.(a)(b)	18,643	625,845
Adtalem Global Education Inc.(a)	12,821	484,762
American Public Education Inc.(a)	5,616	143,826
Bright Horizons Family Solutions Inc.(a)	16,396	2,285,930
Carriage Services Inc.	3,930	175,239
Chegg Inc.(a)	37,605	2,557,892
Coursera Inc.(a)	15,188	480,700
frontdoor Inc.(a)	22,970	962,443
Graham Holdings Co., Class B	1,036	610,370
Grand Canyon Education Inc.(a)	11,460	1,008,022
H&R Block Inc.	48,945	1,223,625
Houghton Mifflin Harcourt Co.(a)	27,150	364,624
Laureate Education Inc., Class A(a)	25,081	426,126
Mister Car Wash Inc.(a)	10,879	198,542
OneSpaWorld Holdings Ltd.(a)	12,267	122,302
Perdoceo Education Corp.(a)	20,301	214,379
PowerSchool Holdings Inc., Class A(a)	11,334	278,930
Service Corp. International	43,932	2,647,342
Strategic Education Inc.	5,954	419,757
Stride Inc.(a)(b)	11,223	403,355
Terminix Global Holdings Inc.(a)	33,050	1,377,193
Vivint Smart Home Inc.(a)(b)	18,904	178,643
WW International Inc.(a)	11,733	214,127

		17,403,974

Diversified Financial Services — 1.2%
Alerus Financial Corp.	4,143	123,793
A-Mark Precious Metals Inc.	2,590	155,452
Banco Latinoamericano de Comercio Exterior SA, Class E	10,974	192,484

Security	Shares	Value

Diversified Financial Services (continued)
Berkshire Hathaway Inc., Class B(a)	490,871	$133,978,331
Cannae Holdings Inc.(a)	22,329	694,655
Equitable Holdings Inc.	97,826	2,899,562
Voya Financial Inc.	29,856	1,832,860

		139,877,137

Diversified Telecommunication Services — 1.0%
Anterix Inc.(a)(b)	3,127	189,809
AT&T Inc.	1,888,601	51,011,113
ATN International Inc.	3,085	144,532
Bandwidth Inc., Class A(a)	6,055	546,645
Cogent Communications Holdings Inc.	11,622	823,303
Consolidated Communications Holdings Inc.(a)	16,168	148,584
EchoStar Corp., Class A(a)(b)	9,755	248,850
Globalstar Inc.(a)	164,541	274,784
IDT Corp., Class B(a)	5,287	221,790
Iridium Communications Inc.(a)	31,848	1,269,143
Liberty Latin America Ltd., Class A(a)(b)	11,543	150,982
Liberty Latin America Ltd., Class C, NVS(a)	41,600	545,792
Lumen Technologies Inc.	293,375	3,634,916
Ooma Inc.(a)	8,041	149,643
Radius Global Infrastructure Inc., Class A(a)	15,956	260,562
Verizon Communications Inc.	1,095,637	59,175,354

		118,795,802

Electric Utilities — 1.4%
ALLETE Inc.	14,183	844,172
Alliant Energy Corp.	66,079	3,699,102
American Electric Power Co. Inc.	132,580	10,762,844
Avangrid Inc.	14,987	728,368
Duke Energy Corp.	203,410	19,850,782
Edison International	98,868	5,484,208
Entergy Corp.	52,351	5,198,978
Evergy Inc.	61,582	3,830,400
Eversource Energy	90,123	7,368,457
Exelon Corp.	258,228	12,482,742
FirstEnergy Corp.	146,152	5,205,934
Hawaiian Electric Industries Inc.	29,397	1,200,280
IDACORP Inc.	14,005	1,447,837
MGE Energy Inc.	9,554	702,219
NextEra Energy Inc.	518,275	40,694,953
NRG Energy Inc.	66,156	2,701,149
OGE Energy Corp.	52,090	1,716,886
Otter Tail Corp.	10,639	595,465
PG&E Corp.(a)	401,450	3,853,920
Pinnacle West Capital Corp.	29,510	2,135,344
PNM Resources Inc.	22,027	1,089,896
Portland General Electric Co.	21,903	1,029,222
PPL Corp.	203,944	5,685,959
Southern Co. (The)	279,933	17,347,448
Xcel Energy Inc.	141,228	8,826,750

		164,483,315

Electrical Equipment — 0.7%
Acuity Brands Inc.	9,684	1,678,915
Allied Motion Technologies Inc.	3,719	116,330
American Superconductor Corp.(a)	8,990	131,074
AMETEK Inc.	60,691	7,526,291
Array Technologies Inc.(a)(b)	33,334	617,346
Atkore Inc.(a)	11,985	1,041,736
AZZ Inc.	6,773	360,324
Babcock & Wilcox Enterprises Inc.(a)	17,385	111,438

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Blink Charging Co.(a)(b)	9,989	$285,785
Bloom Energy Corp., Class A(a)(b)	36,425	681,876
ChargePoint Holdings Inc.(a)	27,748	554,683
Eaton Corp. PLC	105,489	15,750,563
Emerson Electric Co.	157,852	14,869,658
Encore Wire Corp.	5,125	486,004
EnerSys	11,569	861,196
Eos Energy Enterprises Inc.(a)(b)	11,310	158,679
FuelCell Energy Inc.(a)	84,996	568,623
Generac Holdings Inc.(a)	16,184	6,613,915
GrafTech International Ltd.	46,086	475,608
Hubbell Inc.	14,731	2,661,450
nVent Electric PLC	44,472	1,437,780
Plug Power Inc.(a)	132,680	3,388,647
Regal Beloit Corp.	10,913	1,640,660
Rockwell Automation Inc.	30,722	9,033,497
Romeo Power Inc.(a)(b)	15,304	75,755
Sensata Technologies Holding PLC(a)	40,645	2,224,094
Shoals Technologies Group Inc., Class A(a)(b)	27,006	752,927
Stem Inc.(a)	12,436	297,096
Sunrun Inc.(a)(b)	52,764	2,321,616
Thermon Group Holdings Inc.(a)	8,810	152,501
TPI Composites Inc.(a)(b)	7,830	264,263
Vertiv Holdings Co.	74,491	1,794,488
Vicor Corp.(a)(b)	4,748	636,992

		79,571,810

Electronic Equipment, Instruments & Components — 0.7%
908 Devices Inc.(a)	3,389	110,210
Advanced Energy Industries Inc.	10,768	944,892
Aeva Technologies Inc.(a)	10,973	87,126
Akoustis Technologies Inc.(a)(b)	13,323	129,233
Amphenol Corp., Class A	154,431	11,308,982
Arlo Technologies Inc.(a)	21,818	139,853
Arrow Electronics Inc.(a)	18,754	2,105,887
Avnet Inc.	26,930	995,602
Badger Meter Inc.	7,248	733,063
Belden Inc.	10,748	626,178
Benchmark Electronics Inc.	10,714	286,171
CDW Corp./DE	36,188	6,586,940
Cognex Corp.	45,495	3,649,609
Coherent Inc.(a)	6,454	1,614,081
Corning Inc.	200,833	7,328,396
CTS Corp.	8,336	257,666
ePlus Inc.(a)	3,826	392,586
Fabrinet(a)	9,499	973,742
FARO Technologies Inc.(a)	4,236	278,771
II-VI Inc.(a)(b)	28,086	1,667,185
Insight Enterprises Inc.(a)	8,920	803,514
IPG Photonics Corp.(a)	9,460	1,498,464
Itron Inc.(a)	11,872	897,879
Jabil Inc.	37,282	2,176,150
Keysight Technologies Inc.(a)(b)	49,135	8,072,389
Kimball Electronics Inc.(a)	6,078	156,630
Knowles Corp.(a)	26,256	492,037
Littelfuse Inc.	6,333	1,730,619
Luna Innovations Inc.(a)(b)	9,849	93,566
Methode Electronics Inc.	9,352	393,252
MicroVision Inc.(a)(b)	42,006	464,166
Napco Security Technologies Inc.(a)(b)	3,837	165,298
National Instruments Corp.	35,222	1,381,759

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
nLight Inc.(a)	10,973	$309,329
Novanta Inc.(a)	9,026	1,394,517
OSI Systems Inc.(a)	4,976	471,725
Ouster Inc.(a)(b)	11,676	85,468
PAR Technology Corp.(a)(b)	5,120	314,931
PC Connection Inc.	3,008	132,442
Plexus Corp.(a)	7,508	671,290
Rogers Corp.(a)	5,023	936,689
Sanmina Corp.(a)	18,142	699,193
ScanSource Inc.(a)	6,800	236,572
SYNNEX Corp.	11,015	1,146,662
Teledyne Technologies Inc.(a)	12,227	5,252,475
Trimble Inc.(a)	65,913	5,421,344
TTM Technologies Inc.(a)	24,248	304,797
Velodyne Lidar Inc.(a)(b)	18,568	109,923
Vishay Intertechnology Inc.	38,149	766,413
Vishay Precision Group Inc.(a)	3,341	116,167
Vontier Corp.	47,227	1,586,827
Zebra Technologies Corp., Class A(a)	14,056	7,244,744

		85,743,404

Energy Equipment & Services — 0.3%
Archrock Inc.	35,351	291,646
Aspen Aerogels Inc.(a)	5,948	273,667
Baker Hughes Co.	196,781	4,866,394
Bristow Group Inc.(a)	6,223	198,078
Cactus Inc., Class A	12,630	476,404
ChampionX Corp.(a)(b)	51,808	1,158,427
DMC Global Inc.(a)	3,609	133,208
Dril-Quip Inc.(a)	10,013	252,127
Frank’s International NV(a)	49,645	145,956
Halliburton Co.	236,055	5,103,509
Helix Energy Solutions Group Inc.(a)	35,965	139,544
Helmerich & Payne Inc.	29,297	803,031
Liberty Oilfield Services Inc., Class A(a)	21,528	261,135
Nabors Industries Ltd.(a)	2,264	218,431
National Energy Services Reunited Corp.(a)(b)	10,984	137,520
NexTier Oilfield Solutions Inc.(a)	41,086	188,996
NOV Inc.(a)	105,824	1,387,353
Oceaneering International Inc.(a)	24,931	332,081
Oil States International Inc.(a)(b)	23,262	148,644
Patterson-UTI Energy Inc.	45,036	405,324
ProPetro Holding Corp.(a)	20,153	174,323
Schlumberger NV	368,252	10,914,989
Select Energy Services Inc., Class A(a)	22,735	117,995
Solaris Oilfield Infrastructure Inc., Class A	15,848	132,172
TETRA Technologies Inc.(a)	42,144	131,489
Tidewater Inc.(a)	14,243	171,771
U.S. Silica Holdings Inc.(a)	21,501	171,793

		28,736,007

Entertainment — 1.9%
Activision Blizzard Inc.	203,822	15,773,785
AMC Entertainment Holdings Inc., Class A(a)(b)	135,834	5,169,842
Chicken Soup For The Soul Entertainment Inc.(a)	4,151	94,933
Cinemark Holdings Inc.(a)	29,449	565,715
CuriosityStream Inc.(a)(b)	8,479	89,369
Electronic Arts Inc.	74,705	10,626,786
Eros STX Global Corp.(a)(b)	115,588	106,283
IMAX Corp.(a)(b)	14,965	284,036
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	8,693	229,669

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	6,493	$305,496
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	52,277	2,687,561
Lions Gate Entertainment Corp., Class A(a)(b)	14,339	203,470
Lions Gate Entertainment Corp., Class B, NVS(a)	33,932	441,116
Live Nation Entertainment Inc.(a)	35,832	3,265,370
Madison Square Garden Entertainment Corp.(a)(b)	6,926	503,312
Madison Square Garden Sports Corp.(a)	5,312	987,766
Marcus Corp. (The)(a)	7,322	127,769
Netflix Inc.(a)	114,190	69,694,725
Playtika Holding Corp.(a)	27,515	760,239
Roku Inc.(a)	30,854	9,668,101
Skillz Inc.(a)(b)	78,339	769,289
Spotify Technology SA(a)	36,255	8,169,702
Take-Two Interactive Software Inc.(a)	30,208	4,654,147
Walt Disney Co. (The)(a)	480,058	81,211,412
World Wrestling Entertainment Inc., Class A	11,674	656,779
Zynga Inc., Class A(a)	265,225	1,997,144

		219,043,816

Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust	24,879	507,780
Agree Realty Corp.	16,811	1,113,393
Alexander & Baldwin Inc.	20,034	469,597
Alexander’s Inc.	561	146,208
Alexandria Real Estate Equities Inc.	40,872	7,809,413
American Assets Trust Inc.	12,489	467,338
American Campus Communities Inc.	37,443	1,814,113
American Finance Trust Inc.	28,815	231,673
American Homes 4 Rent, Class A	75,244	2,868,301
American Tower Corp.	119,303	31,664,209
Americold Realty Trust	67,380	1,957,389
Apartment Income REIT Corp.	40,546	1,979,050
Apartment Investment & Management Co., Class A	40,546	277,740
Apple Hospitality REIT Inc.	54,443	856,388
Armada Hoffler Properties Inc.	15,071	201,499
Ashford Hospitality Trust Inc.(a)(b)	5,084	74,837
AvalonBay Communities Inc.	36,545	8,099,834
Boston Properties Inc.	41,011	4,443,542
Brandywine Realty Trust	49,830	668,719
Brixmor Property Group Inc.	80,706	1,784,410
Broadstone Net Lease Inc.	36,145	896,757
Camden Property Trust	25,318	3,733,646
CareTrust REIT Inc.	26,969	548,010
CatchMark Timber Trust Inc., Class A	17,093	202,894
Centerspace	3,093	292,289
Chatham Lodging Trust(a)	12,976	158,956
City Office REIT Inc.	13,057	233,198
Columbia Property Trust Inc.	32,386	615,982
Community Healthcare Trust Inc.	5,876	265,536
CorePoint Lodging Inc.(a)	11,543	178,917
CoreSite Realty Corp.	11,360	1,573,814
Corporate Office Properties Trust	29,962	808,375
Cousins Properties Inc.	40,066	1,494,061
Crown Castle International Corp.	114,159	19,786,038
CubeSmart	52,132	2,525,795
CyrusOne Inc.	32,799	2,538,971
DiamondRock Hospitality Co.(a)	56,264	531,695
Digital Realty Trust Inc.	73,998	10,689,011
DigitalBridge Group Inc.(a)	129,478	780,752

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Diversified Healthcare Trust	66,338	$224,886
Douglas Emmett Inc.	45,267	1,430,890
Duke Realty Corp.	98,886	4,733,673
Easterly Government Properties Inc.	20,426	422,001
EastGroup Properties Inc.	10,281	1,713,123
Empire State Realty Trust Inc., Class A	38,938	390,548
EPR Properties	20,793	1,026,758
Equinix Inc.	23,570	18,623,364
Equity Commonwealth(a)	32,397	841,674
Equity LifeStyle Properties Inc.	45,228	3,532,307
Equity Residential	96,672	7,822,698
Essential Properties Realty Trust Inc.	28,160	786,227
Essex Property Trust Inc.	16,988	5,431,743
Extra Space Storage Inc.	34,530	5,800,695
Farmland Partners Inc.	10,308	123,593
Federal Realty Investment Trust	20,536	2,423,043
First Industrial Realty Trust Inc.	34,640	1,804,051
Four Corners Property Trust Inc.	18,521	497,474
Franklin Street Properties Corp., Class C	28,214	130,913
Gaming and Leisure Properties Inc.	59,512	2,756,596
GEO Group Inc. (The)	33,696	251,709
Getty Realty Corp.	8,872	260,038
Gladstone Commercial Corp.	9,848	207,103
Gladstone Land Corp.	5,993	136,461
Global Medical REIT Inc.	11,716	172,225
Global Net Lease Inc.	25,512	408,702
Healthcare Realty Trust Inc.	36,802	1,095,964
Healthcare Trust of America Inc., Class A	59,643	1,769,011
Healthpeak Properties Inc.	142,518	4,771,503
Hersha Hospitality Trust, Class A(a)	13,490	125,862
Highwoods Properties Inc.	27,268	1,195,975
Host Hotels & Resorts Inc.(a)	188,290	3,074,776
Hudson Pacific Properties Inc.	41,143	1,080,827
Independence Realty Trust Inc.	24,972	508,180
Indus Realty Trust Inc.	2,063	144,616
Industrial Logistics Properties Trust	16,567	420,968
Innovative Industrial Properties Inc.	6,348	1,467,467
Invitation Homes Inc.	152,757	5,855,176
Iron Mountain Inc.	75,123	3,264,094
iStar Inc.	16,003	401,355
JBG SMITH Properties	33,195	982,904
Kilroy Realty Corp.	31,246	2,068,798
Kimco Realty Corp.	156,366	3,244,595
Kite Realty Group Trust	20,726	421,981
Lamar Advertising Co., Class A	23,442	2,659,495
Lexington Realty Trust	74,134	945,209
Life Storage Inc.	20,041	2,299,504
LTC Properties Inc.	9,930	314,682
Macerich Co. (The)	51,087	853,664
Mack-Cali Realty Corp.(a)	24,315	416,273
Medical Properties Trust Inc.	153,095	3,072,617
Mid-America Apartment Communities Inc.	30,571	5,709,134
Monmouth Real Estate Investment Corp.	27,659	515,840
National Health Investors Inc.	11,450	612,575
National Retail Properties Inc.	46,693	2,016,671
National Storage Affiliates Trust	20,584	1,086,629
NETSTREIT Corp.	14,216	336,208
NexPoint Residential Trust Inc.	6,243	386,317
Office Properties Income Trust	12,798	324,173
Omega Healthcare Investors Inc.	61,493	1,842,330

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
One Liberty Properties Inc.	4,642	$141,535
Outfront Media Inc.	39,314	990,713
Paramount Group Inc.	47,277	425,020
Park Hotels & Resorts Inc.(a)	66,387	1,270,647
Pebblebrook Hotel Trust	34,668	776,910
Phillips Edison & Co. Inc.	4,934	151,523
Physicians Realty Trust	55,573	979,196
Piedmont Office Realty Trust Inc., Class A	34,146	595,165
Plymouth Industrial REIT Inc.	6,990	159,023
PotlatchDeltic Corp.	17,566	906,054
Preferred Apartment Communities Inc.	15,151	185,297
Prologis Inc.	195,388	24,507,517
PS Business Parks Inc.	5,289	828,998
Public Storage	39,932	11,863,797
Rayonier Inc.	34,765	1,240,415
Realty Income Corp.	103,226	6,695,238
Regency Centers Corp.	44,942	3,025,945
Retail Opportunity Investments Corp.	29,216	508,943
Retail Properties of America Inc., Class A	56,153	723,251
Retail Value Inc.	5,212	137,232
Rexford Industrial Realty Inc.	35,795	2,031,366
RLJ Lodging Trust	46,209	686,666
RPT Realty	18,744	239,173
Ryman Hospitality Properties Inc.(a)	14,339	1,200,174
Sabra Health Care REIT Inc.	54,047	795,572
Safehold Inc.(b)	5,260	378,141
Saul Centers Inc.	3,218	141,785
SBA Communications Corp.	28,473	9,412,320
Seritage Growth Properties, Class A(a)	8,627	127,938
Service Properties Trust	43,506	487,702
Simon Property Group Inc.	86,066	11,185,998
SITE Centers Corp.	39,983	617,338
SL Green Realty Corp.	18,711	1,325,487
Spirit Realty Capital Inc.	29,755	1,369,920
STAG Industrial Inc.	44,288	1,738,304
STORE Capital Corp.	65,439	2,096,011
Summit Hotel Properties Inc.(a)	29,514	284,220
Sun Communities Inc.	30,349	5,617,600
Sunstone Hotel Investors Inc.(a)	54,296	648,294
Tanger Factory Outlet Centers Inc.	23,568	384,158
Terreno Realty Corp.	18,696	1,182,148
UDR Inc.	79,161	4,193,950
UMH Properties Inc.	9,771	223,756
Uniti Group Inc.	52,077	644,193
Universal Health Realty Income Trust	3,265	180,457
Urban Edge Properties	30,417	556,935
Urstadt Biddle Properties Inc., Class A	9,314	176,314
Ventas Inc.	102,116	5,637,824
VEREIT Inc.	59,374	2,685,486
VICI Properties Inc.	155,540	4,418,891
Vornado Realty Trust	47,646	2,001,609
Washington REIT	23,919	591,995
Welltower Inc.	112,031	9,231,354
Weyerhaeuser Co.	196,890	7,003,377
Whitestone REIT	15,847	154,984
WP Carey Inc.	47,086	3,439,161
Xenia Hotels & Resorts Inc.(a)	30,984	549,656

		372,280,674

Food & Staples Retailing — 1.3%
Albertsons Companies Inc., Class A	42,108	1,310,822

Security	Shares	Value

Food & Staples Retailing (continued)
Andersons Inc. (The)	9,891	$304,940
BJ’s Wholesale Club Holdings Inc.(a)	37,058	2,035,225
Casey’s General Stores Inc.	10,045	1,892,980
Chefs’ Warehouse Inc. (The)(a)	7,626	248,379
Costco Wholesale Corp.	116,748	52,460,714
Grocery Outlet Holding Corp.(a)	22,266	480,278
Ingles Markets Inc., Class A	4,257	281,090
Kroger Co. (The)	198,002	8,005,221
Performance Food Group Co.(a)	40,116	1,863,789
PriceSmart Inc.	6,014	466,386
Rite Aid Corp.(a)	14,798	210,132
SpartanNash Co.	9,065	198,523
Sprouts Farmers Market Inc.(a)	30,968	717,529
Sysco Corp.	128,939	10,121,711
U.S. Foods Holding Corp.(a)	58,718	2,035,166
United Natural Foods Inc.(a)	16,469	797,429
Walmart Inc.	379,275	52,863,349
Walgreens Boots Alliance Inc.	189,699	8,925,338
Weis Markets Inc.	2,759	144,985

		145,363,986

Food Products — 0.9%
AppHarvest Inc.(a)(b)	16,071	104,783
Archer-Daniels-Midland Co.	147,129	8,829,211
B&G Foods Inc.(b)	17,011	508,459
Beyond Meat Inc.(a)(b)	15,177	1,597,531
Bunge Ltd.	37,026	3,010,954
Calavo Growers Inc.	4,164	159,231
Cal-Maine Foods Inc.	8,414	304,250
Campbell Soup Co.	52,930	2,213,003
Conagra Brands Inc.	123,297	4,176,069
Darling Ingredients Inc.(a)	42,667	3,067,757
Flowers Foods Inc.	47,596	1,124,694
Fresh Del Monte Produce Inc.	9,010	290,302
Freshpet Inc.(a)	10,708	1,527,925
General Mills Inc.	161,490	9,660,332
Hain Celestial Group Inc. (The)(a)	23,568	1,008,239
Hershey Co. (The)	38,658	6,542,867
Hormel Foods Corp.	74,422	3,051,302
Hostess Brands Inc.(a)(b)	32,465	563,917
Ingredion Inc.	18,018	1,603,782
J&J Snack Foods Corp.	4,143	633,133
JM Smucker Co. (The)	27,844	3,342,115
John B Sanfilippo & Son Inc.	1,984	162,132
Kellogg Co.	66,082	4,223,961
Kraft Heinz Co. (The)	176,283	6,490,740
Lamb Weston Holdings Inc.	39,013	2,394,228
Lancaster Colony Corp.	5,089	859,074
Limoneira Co.	7,389	119,480
McCormick & Co. Inc./MD, NVS	66,558	5,393,195
Mission Produce Inc.(a)	7,309	134,339
Mondelez International Inc., Class A	369,053	21,471,504
Pilgrim’s Pride Corp.(a)	15,054	437,770
Post Holdings Inc.(a)	16,050	1,768,068
Sanderson Farms Inc.	5,243	986,733
Seaboard Corp.	75	307,499
Seneca Foods Corp., Class A(a)	2,112	101,841
Simply Good Foods Co. (The)(a)	22,697	782,820
Tattooed Chef Inc.(a)(b)	12,439	229,251
Tootsie Roll Industries Inc.	3,976	120,990
TreeHouse Foods Inc.(a)	13,353	532,518

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Tyson Foods Inc., Class A	75,524	$5,961,865
Utz Brands Inc.	15,698	268,907
Vital Farms Inc.(a)(b)	7,086	124,501
Whole Earth Brands Inc.(a)	11,507	132,906

		106,324,178

Gas Utilities — 0.1%
Atmos Energy Corp.	34,522	3,044,840
Brookfield Infrastructure Corp., Class A	14,135	846,404
Chesapeake Utilities Corp.	4,585	550,429
National Fuel Gas Co.	22,608	1,187,372
New Jersey Resources Corp.	26,552	924,275
Northwest Natural Holding Co.	8,738	401,861
ONE Gas Inc.	14,531	920,830
South Jersey Industries Inc.	25,730	547,020
Southwest Gas Holdings Inc.	15,264	1,020,856
Spire Inc.	13,603	832,232
UGI Corp.	56,720	2,417,406

		12,693,525

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	459,236	54,249,549
ABIOMED Inc.(a)	11,703	3,809,561
Accuray Inc.(a)	31,702	125,223
Align Technology Inc.(a)	20,807	13,845,602
Alphatec Holdings Inc.(a)	14,692	179,095
AngioDynamics Inc.(a)	10,281	266,689
Apyx Medical Corp.(a)	13,679	189,454
Asensus Surgical Inc.(a)	67,774	125,382
Aspira Women’s Health Inc.(a)(b)	27,639	89,827
AtriCure Inc.(a)	12,117	842,737
Atrion Corp.	382	266,445
Avanos Medical Inc.(a)	12,141	378,799
Axogen Inc.(a)	8,354	131,993
Axonics Inc.(a)	10,910	710,132
Baxter International Inc.	132,433	10,651,586
Becton Dickinson and Co.	75,686	18,605,132
BioLife Solutions Inc.(a)	6,762	286,168
Boston Scientific Corp.(a)	374,471	16,248,297
Butterfly Network Inc.(a)(b)	48,048	501,621
Cardiovascular Systems Inc.(a)	10,023	329,055
Cerus Corp.(a)	39,055	237,845
ClearPoint Neuro Inc.(a)	7,564	134,261
CONMED Corp.	7,017	918,034
Cooper Companies Inc. (The)	12,770	5,277,969
CryoLife Inc.(a)	10,618	236,675
CryoPort Inc.(a)(b)	10,161	675,808
Cutera Inc.(a)	4,135	192,691
CytoSorbents Corp.(a)	15,792	128,231
Danaher Corp.	167,637	51,035,408
DENTSPLY SIRONA Inc.	58,718	3,408,580
Dexcom Inc.(a)	25,485	13,936,727
Eargo Inc.(a)	6,744	45,387
Edwards Lifesciences Corp.(a)	163,183	18,473,947
Envista Holdings Corp.(a)	43,422	1,815,474
Figs Inc., Class A(a)(b)	10,026	372,366
Glaukos Corp.(a)(b)	11,925	574,427
Globus Medical Inc., Class A(a)	20,045	1,535,848
Haemonetics Corp.(a)	13,781	972,801
Heska Corp.(a)	2,529	653,848
Hill-Rom Holdings Inc.	17,624	2,643,600

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Hologic Inc.(a)	66,762	$4,927,703
ICU Medical Inc.(a)	5,140	1,199,573
IDEXX Laboratories Inc.(a)	22,339	13,892,624
Inari Medical Inc.(a)	9,113	739,064
Inogen Inc.(a)	4,700	202,523
Insulet Corp.(a)	17,460	4,962,656
Integer Holdings Corp.(a)	9,154	817,818
Integra LifeSciences Holdings Corp.(a)	19,422	1,330,019
Intersect ENT Inc.(a)	7,945	216,104
Intuitive Surgical Inc.(a)	31,211	31,028,416
iRhythm Technologies Inc.(a)	8,017	469,476
Lantheus Holdings Inc.(a)	19,113	490,822
LeMaitre Vascular Inc.	4,795	254,567
LivaNova PLC(a)	13,880	1,099,157
Masimo Corp.(a)	13,271	3,592,592
Medtronic PLC	354,974	44,495,991
Meridian Bioscience Inc.(a)	10,168	195,632
Merit Medical Systems Inc.(a)	14,244	1,022,719
Mesa Laboratories Inc.	1,393	421,187
Natus Medical Inc.(a)	8,859	222,184
Neogen Corp.(a)	28,534	1,239,232
Neuronetics Inc.(a)	10,716	70,297
Nevro Corp.(a)	9,146	1,064,411
Novocure Ltd.(a)	27,066	3,144,257
NuVasive Inc.(a)	14,460	865,431
OraSure Technologies Inc.(a)	16,349	184,907
Ortho Clinical Diagnostics Holdings PLC(a)	23,816	440,120
Orthofix Medical Inc.(a)	4,641	176,915
OrthoPediatrics Corp.(a)(b)	2,878	188,538
Outset Medical Inc.(a)(b)	12,674	626,603
PAVmed Inc.(a)	24,018	205,114
Penumbra Inc.(a)	9,014	2,402,231
Pulmonx Corp.(a)	8,078	290,646
Quidel Corp.(a)	10,175	1,436,201
ResMed Inc.	37,969	10,006,730
SeaSpine Holdings Corp.(a)	10,176	160,068
Senseonics Holdings Inc.(a)(b)	108,943	369,317
Shockwave Medical Inc.(a)(b)	8,945	1,841,597
SI-BONE Inc.(a)	7,632	163,477
Sientra Inc.(a)	19,148	109,718
Silk Road Medical Inc.(a)	7,251	399,023
STAAR Surgical Co.(a)	12,722	1,635,159
Stereotaxis Inc.(a)	18,381	98,890
STERIS PLC	22,605	4,617,749
Stryker Corp.	92,465	24,384,870
Surmodics Inc.(a)	3,867	215,005
Tactile Systems Technology Inc.(a)	4,750	211,137
Tandem Diabetes Care Inc.(a)(b)	15,973	1,906,857
Teleflex Inc.	12,371	4,658,300
TransMedics Group Inc.(a)	6,792	224,747
Treace Medical Concepts Inc.(a)	4,686	126,053
Vapotherm Inc.(a)	6,763	150,612
Varex Imaging Corp.(a)	9,875	278,475
ViewRay Inc.(a)	40,612	292,813
West Pharmaceutical Services Inc.	19,422	8,245,416
Zimmer Biomet Holdings Inc.	55,010	8,051,264

		417,165,281

Health Care Providers & Services — 2.4%
1Life Healthcare Inc.(a)	31,051	628,783
Acadia Healthcare Co. Inc.(a)	23,093	1,472,872

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Accolade Inc.(a)(b)	13,268	$559,512
AdaptHealth Corp.(a)(b)	20,267	472,018
Addus HomeCare Corp.(a)	3,504	279,444
Agiliti Inc.(a)	7,311	139,201
agilon health Inc.(a)(b)	14,563	381,696
Alignment Healthcare Inc.(a)(b)	7,782	124,356
Amedisys Inc.(a)	8,829	1,316,404
AmerisourceBergen Corp.	39,663	4,737,745
AMN Healthcare Services Inc.(a)	12,278	1,408,900
Anthem Inc.	64,678	24,111,958
Apollo Medical Holdings Inc.(a)(b)	9,373	853,412
Apria Inc.(a)	3,972	147,560
Aveanna Healthcare Holdings Inc.(a)	13,664	109,585
Brookdale Senior Living Inc.(a)	49,771	313,557
Cardinal Health Inc.	76,798	3,798,429
Castle Biosciences Inc.(a)(b)	4,373	290,805
Centene Corp.(a)	152,963	9,531,125
Chemed Corp.	4,201	1,953,969
Cigna Corp.	88,568	17,727,771
Community Health Systems Inc.(a)	32,021	374,646
CorVel Corp.(a)	2,099	390,876
Covetrus Inc.(a)	31,327	568,272
Cross Country Healthcare Inc.(a)	12,076	256,494
CVS Health Corp.	349,073	29,622,335
DaVita Inc.(a)	18,879	2,194,873
Encompass Health Corp.	25,721	1,930,104
Ensign Group Inc. (The)	13,789	1,032,658
Fulgent Genetics Inc.(a)	5,285	475,386
Guardant Health Inc.(a)(b)	24,273	3,034,368
Hanger Inc.(a)	9,693	212,858
HCA Healthcare Inc.	66,809	16,215,880
HealthEquity Inc.(a)	21,649	1,401,989
Henry Schein Inc.(a)	37,102	2,825,688
Humana Inc.	34,226	13,319,048
Innovage Holding Corp.(a)	8,188	54,123
Joint Corp. (The)(a)	2,844	278,769
Laboratory Corp. of America Holdings(a)	25,737	7,243,421
LHC Group Inc.(a)(b)	8,231	1,291,526
LifeStance Health Group Inc.(a)	12,217	177,147
Magellan Health Inc.(a)	6,506	615,142
McKesson Corp.	41,062	8,186,942
MEDNAX Inc.(a)	20,821	591,941
ModivCare Inc.(a)	3,110	564,838
Molina Healthcare Inc.(a)	15,325	4,157,826
National HealthCare Corp.	3,527	246,819
National Research Corp.	3,787	159,698
Oak Street Health Inc.(a)(b)	27,765	1,180,845
Ontrak Inc.(a)	3,675	36,897
Option Care Health Inc.(a)	39,387	955,529
Owens & Minor Inc.	19,617	613,816
Patterson Companies Inc.	21,703	654,128
Pennant Group Inc. (The)(a)	6,918	194,327
PetIQ Inc.(a)	5,230	130,593
Premier Inc., Class A	32,970	1,277,917
Privia Health Group Inc.(a)	5,662	133,397
Progyny Inc.(a)	17,032	953,792
Quest Diagnostics Inc.	32,306	4,694,385
R1 RCM Inc.(a)	30,990	682,090
RadNet Inc.(a)	9,693	284,102
Select Medical Holdings Corp.	30,641	1,108,285

Security	Shares	Value

Health Care Providers & Services (continued)
Signify Health Inc., Class A(a)(b)	16,698	$298,393
Surgery Partners Inc.(a)(b)	7,040	298,074
Tenet Healthcare Corp.(a)	27,692	1,839,856
Tivity Health Inc.(a)	11,781	271,670
Triple-S Management Corp.(a)	6,430	227,429
U.S. Physical Therapy Inc.	3,554	393,072
UnitedHealth Group Inc.	248,732	97,189,542
Universal Health Services Inc., Class B	20,009	2,768,645

		283,969,553

Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)	31,739	424,350
American Well Corp., Class A(a)(b)	52,571	478,922
Cerner Corp.	79,023	5,572,702
Certara Inc.(a)	21,966	727,075
Change Healthcare Inc.(a)	68,122	1,426,475
Computer Programs & Systems Inc.	4,025	142,726
Evolent Health Inc., Class A(a)(b)	22,640	701,840
Health Catalyst Inc.(a)(b)	12,157	607,971
HealthStream Inc.(a)	6,939	198,317
Icad Inc.(a)	7,725	83,044
Inovalon Holdings Inc., Class A(a)	20,924	843,028
Inspire Medical Systems Inc.(a)	7,044	1,640,407
Multiplan Corp.(a)	59,746	336,370
NextGen Healthcare Inc.(a)	13,361	188,390
Omnicell Inc.(a)	11,653	1,729,655
OptimizeRx Corp.(a)(b)	5,187	443,748
Phreesia Inc.(a)	12,862	793,585
Schrodinger Inc.(a)	12,116	662,503
Simulations Plus Inc.(b)	4,191	165,544
Tabula Rasa HealthCare Inc.(a)(b)	4,788	125,493
Teladoc Health Inc.(a)	40,030	5,076,204
Veeva Systems Inc., Class A(a)	36,304	10,461,724
Vocera Communications Inc.(a)	7,864	359,857

		33,189,930

Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment Inc.(a)	11,443	138,918
Aramark	62,128	2,041,526
Bally’s Corp.(a)	8,490	425,689
BJ’s Restaurants Inc.(a)	6,056	252,899
Bloomin’ Brands Inc.(a)	23,277	581,925
Bluegreen Vacations Holding Corp.(a)	6,403	165,197
Booking Holdings Inc.(a)	10,807	25,654,413
Boyd Gaming Corp.(a)	21,277	1,345,983
Brinker International Inc.(a)	12,117	594,339
Caesars Entertainment Inc.(a)(b)	54,027	6,066,152
Carnival Corp.(a)	224,801	5,622,273
Cheesecake Factory Inc. (The)(a)	11,698	549,806
Chipotle Mexican Grill Inc.(a)	7,406	13,460,553
Choice Hotels International Inc.	9,606	1,213,910
Churchill Downs Inc.	9,707	2,330,457
Chuy’s Holdings Inc.(a)	4,002	126,183
Cracker Barrel Old Country Store Inc.	6,535	913,854
Darden Restaurants Inc.	34,709	5,257,372
Dave & Buster’s Entertainment Inc.(a)	12,820	491,391
Del Taco Restaurants Inc.	12,862	112,285
Denny’s Corp.(a)(b)	17,633	288,123
Dine Brands Global Inc.(a)	4,579	371,861
Domino’s Pizza Inc.	9,727	4,639,390
DraftKings Inc., Class A(a)(b)	80,213	3,863,058

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
El Pollo Loco Holdings Inc.(a)	7,415	$125,314
Everi Holdings Inc.(a)(b)	24,247	586,292
Expedia Group Inc.(a)	38,422	6,297,366
GAN Ltd.(a)(b)	11,365	168,998
Golden Entertainment Inc.(a)	5,261	258,263
Golden Nugget Online Gaming Inc.(a)	9,857	171,216
Hilton Grand Vacations Inc.(a)(b)	23,446	1,115,326
Hilton Worldwide Holdings Inc.(a)	72,239	9,543,494
Hyatt Hotels Corp., Class A(a)	12,499	963,673
International Game Technology PLC(a)	25,291	665,659
Jack in the Box Inc.	5,471	532,492
Las Vegas Sands Corp.(a)	87,549	3,204,293
Lindblad Expeditions Holdings Inc.(a)(b)	10,544	153,837
Marriott International Inc./MD, Class A(a)	72,092	10,676,104
Marriott Vacations Worldwide Corp.	10,915	1,717,257
McDonald’s Corp.	197,456	47,608,616
MGM Resorts International	107,692	4,646,910
Monarch Casino & Resort Inc.(a)	3,661	245,250
NEOGAMES SA(a)	2,266	83,208
Noodles & Co.(a)	12,136	143,205
Norwegian Cruise Line Holdings Ltd.(a)(b)	98,361	2,627,222
Papa John’s International Inc.	8,789	1,116,115
Penn National Gaming Inc.(a)	42,316	3,066,217
Planet Fitness Inc., Class A(a)	22,707	1,783,635
RCI Hospitality Holdings Inc.	2,958	202,653
Red Robin Gourmet Burgers Inc.(a)	5,180	119,451
Red Rock Resorts Inc., Class A(a)	17,841	913,816
Royal Caribbean Cruises Ltd.(a)	58,031	5,161,857
Rush Street Interactive Inc.(a)	14,429	277,181
Ruth’s Hospitality Group Inc.(a)	8,529	176,636
Scientific Games Corp./DE, Class A(a)	25,315	2,102,917
SeaWorld Entertainment Inc.(a)	14,156	783,110
Shake Shack Inc., Class A(a)	9,523	747,175
Six Flags Entertainment Corp.(a)	21,559	916,258
Starbucks Corp.	311,491	34,360,572
Texas Roadhouse Inc.	18,538	1,693,076
Travel + Leisure Co.	22,119	1,206,149
Vail Resorts Inc.(a)	10,709	3,577,341
Wendy’s Co. (The)	48,256	1,046,190
Wingstop Inc.	7,717	1,265,048
Wyndham Hotels & Resorts Inc.	24,664	1,903,814
Wynn Resorts Ltd.(a)	28,188	2,388,933
Yum China Holdings Inc.	111,076	6,454,626
Yum! Brands Inc.	78,410	9,590,327

		248,894,649

Household Durables — 0.5%
Beazer Homes USA Inc.(a)	9,897	170,723
Cavco Industries Inc.(a)	2,397	567,466
Century Communities Inc.	7,209	442,993
DR Horton Inc.	88,334	7,417,406
Ethan Allen Interiors Inc.	6,067	143,788
Garmin Ltd.	39,596	6,155,594
GoPro Inc., Class A(a)(b)	31,893	298,518
Green Brick Partners Inc.(a)	8,322	170,767
Helen of Troy Ltd.(a)(b)	6,436	1,446,040
Hooker Furniture Corp.	4,063	109,660
Hovnanian Enterprises Inc., Class A(a)	1,358	130,898
Installed Building Products Inc.	6,058	649,115
iRobot Corp.(a)	7,312	573,992
KB Home	23,414	911,273

Security	Shares	Value

Household Durables (continued)
La-Z-Boy Inc.	12,852	$414,220
Leggett & Platt Inc.	36,518	1,637,467
Lennar Corp., Class A	71,816	6,727,723
Lennar Corp., Class B	3,723	288,868
LGI Homes Inc.(a)	5,993	850,467
Lovesac Co. (The)(a)(b)	2,791	184,457
M/I Homes Inc.(a)	7,335	423,963
MDC Holdings Inc.	14,974	699,585
Meritage Homes Corp.(a)	10,382	1,007,054
Mohawk Industries Inc.(a)	14,886	2,640,776
Newell Brands Inc.	102,799	2,275,970
NVR Inc.(a)	857	4,108,527
PulteGroup Inc.	67,744	3,110,805
Purple Innovation Inc., Class A(a)	13,217	277,821
Skyline Champion Corp.(a)	13,498	810,690
Sonos Inc.(a)	32,469	1,050,697
Taylor Morrison Home Corp.(a)	32,354	834,086
Tempur Sealy International Inc.	47,766	2,216,820
Toll Brothers Inc.	29,663	1,640,067
TopBuild Corp.(a)	8,789	1,800,075
Traeger Inc.(a)	5,938	124,282
TRI Pointe Homes Inc.(a)	30,182	634,426
Tupperware Brands Corp.(a)	13,507	285,268
Universal Electronics Inc.(a)	3,654	179,960
Vuzix Corp.(a)	16,112	168,532
Whirlpool Corp.	15,899	3,241,170

		56,822,009

Household Products — 1.1%
Central Garden & Pet Co.(a)	2,601	124,848
Central Garden & Pet Co., Class A, NVS(a)	11,665	501,595
Church & Dwight Co. Inc.	64,867	5,356,068
Clorox Co. (The)	32,569	5,393,752
Colgate-Palmolive Co.	220,949	16,699,325
Energizer Holdings Inc.	19,424	758,507
Kimberly-Clark Corp.	88,800	11,760,672
Procter & Gamble Co. (The)	643,742	89,995,132
Reynolds Consumer Products Inc.	12,993	355,229
Spectrum Brands Holdings Inc.	11,543	1,104,319
WD-40 Co.	3,607	834,948

		132,884,395

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	176,092	4,020,180
Brookfield Renewable Corp., Class A	34,734	1,348,026
Clearway Energy Inc., Class A	8,360	235,752
Clearway Energy Inc., Class C	23,266	704,262
Ormat Technologies Inc.	11,099	739,304
Sunnova Energy International Inc.(a)	22,505	741,315
Vistra Corp.	125,926	2,153,335

		9,942,174

Industrial Conglomerates — 0.9%
3M Co.	152,921	26,825,402
General Electric Co.	288,716	29,746,409
Honeywell International Inc.	183,715	38,999,020
Raven Industries Inc.(a)	9,029	520,161
Roper Technologies Inc.	27,645	12,333,264

		108,424,256

Insurance — 2.0%
Aflac Inc.	175,075	9,126,660
Alleghany Corp.(a)	3,462	2,161,707

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Allstate Corp. (The)	77,930	$9,921,268
Ambac Financial Group Inc.(a)	13,096	187,535
American Equity Investment Life Holding Co.	23,553	696,462
American Financial Group Inc./OH	18,573	2,337,041
American International Group Inc.	227,120	12,466,617
American National Group Inc.	1,790	338,364
AMERISAFE Inc.	4,931	276,925
Aon PLC, Class A	59,012	16,863,859
Arch Capital Group Ltd.(a)	101,032	3,857,402
Argo Group International Holdings Ltd.	8,309	433,896
Arthur J Gallagher & Co.	54,303	8,072,141
Assurant Inc.	15,468	2,440,077
Assured Guaranty Ltd.	18,276	855,500
Athene Holding Ltd., Class A(a)	31,439	2,165,204
Axis Capital Holdings Ltd.	19,229	885,303
Bright Health Group Inc.(a)	13,966	113,963
Brighthouse Financial Inc.(a)	23,802	1,076,564
Brown & Brown Inc.	62,616	3,472,057
BRP Group Inc., Class A(a)(b)	11,493	382,602
Chubb Ltd.	115,149	19,976,048
Cincinnati Financial Corp.	40,259	4,598,383
CNA Financial Corp.	8,100	339,876
CNO Financial Group Inc.	32,396	762,602
eHealth Inc.(a)	6,272	254,016
Employers Holdings Inc.	7,711	304,507
Enstar Group Ltd.(a)	3,163	742,451
Erie Indemnity Co., Class A, NVS	6,971	1,243,766
Everest Re Group Ltd.	10,584	2,654,255
Fidelity National Financial Inc.	72,259	3,276,223
First American Financial Corp.	29,261	1,961,950
Genworth Financial Inc., Class A(a)	136,479	511,796
Globe Life Inc.	26,527	2,361,699
GoHealth Inc., Class A(a)	15,456	77,744
Goosehead Insurance Inc., Class A	4,662	709,976
Hanover Insurance Group Inc. (The)	9,478	1,228,538
Hartford Financial Services Group Inc. (The)	91,879	6,454,500
HCI Group Inc.	2,029	224,752
Horace Mann Educators Corp.	10,907	433,989
James River Group Holdings Ltd.	8,472	319,649
Kemper Corp.	16,471	1,100,098
Kinsale Capital Group Inc.	5,819	940,932
Lemonade Inc.(a)(b)	10,165	681,157
Lincoln National Corp.	49,550	3,406,562
Loews Corp.	56,934	3,070,451
Markel Corp.(a)	3,551	4,243,907
Marsh & McLennan Companies Inc.	134,294	20,336,140
MBIA Inc.(a)	15,098	194,009
Mercury General Corp.	7,077	393,977
MetLife Inc.	192,300	11,870,679
National Western Life Group Inc., Class A	569	119,826
Old Republic International Corp.	75,545	1,747,356
Palomar Holdings Inc.(a)	5,698	460,569
Primerica Inc.	10,691	1,642,458
Principal Financial Group Inc.	70,416	4,534,790
ProAssurance Corp.	13,261	315,347
Progressive Corp. (The)	154,062	13,925,664
Prudential Financial Inc.	102,398	10,772,270
Reinsurance Group of America Inc.	17,636	1,962,181
RenaissanceRe Holdings Ltd.	12,858	1,792,405
RLI Corp.	10,660	1,068,878

Security	Shares	Value

Insurance (continued)
Safety Insurance Group Inc.	4,021	$318,664
Selective Insurance Group Inc.	15,544	1,174,038
Selectquote Inc.(a)(b)	35,246	455,731
SiriusPoint Ltd.(a)	19,622	181,700
State Auto Financial Corp.	4,644	236,612
Stewart Information Services Corp.	6,984	441,808
Travelers Companies Inc. (The)	66,456	10,101,977
Trupanion Inc.(a)	9,687	752,389
United Fire Group Inc.	5,988	138,323
Universal Insurance Holdings Inc.	8,749	114,087
Unum Group	56,016	1,403,761
W R Berkley Corp.	36,252	2,652,921
White Mountains Insurance Group Ltd.	793	848,201
Willis Towers Watson PLC	33,873	7,874,118

		237,841,853

Interactive Media & Services — 5.8%
Alphabet Inc., Class A(a)	79,528	212,619,699
Alphabet Inc., Class C, NVS(a)	74,195	197,752,675
Cargurus Inc.(a)	23,382	734,429
Cars.com Inc.(a)	18,883	238,870
Eventbrite Inc., Class A(a)	18,750	354,563
EverQuote Inc., Class A(a)	5,905	110,010
Facebook Inc., Class A(a)	632,788	214,761,919
fuboTV Inc.(a)(b)	35,374	847,561
IAC/InterActiveCorp.(a)	20,522	2,673,811
Match Group Inc.(a)(b)	73,226	11,495,750
MediaAlpha Inc., Class A(a)	6,649	124,203
Pinterest Inc., Class A(a)	146,942	7,486,695
QuinStreet Inc.(a)	12,468	218,938
TripAdvisor Inc.(a)	27,816	941,572
TrueCar Inc.(a)(b)	30,134	125,357
Twitter Inc.(a)	206,184	12,451,452
Vimeo Inc.(a)	38,084	1,118,527
Yelp Inc.(a)	18,883	703,203
Zillow Group Inc., Class A(a)	15,978	1,415,331
Zillow Group Inc., Class C, NVS(a)(b)	44,857	3,953,696

		670,128,261

Internet & Direct Marketing Retail — 3.6%
1-800-Flowers.com Inc., Class A(a)(b)	6,329	193,098
Amazon.com Inc.(a)	114,761	376,994,476
CarParts.com Inc.(a)(b)	12,783	199,543
DoorDash Inc., Class A(a)	38,196	7,867,612
eBay Inc.	172,304	12,004,420
Etsy Inc.(a)	33,514	6,969,571
Groupon Inc.(a)(b)	6,068	138,411
Lands’ End Inc.(a)	4,583	107,884
Liquidity Services Inc.(a)	5,810	125,554
Overstock.com Inc.(a)	11,623	905,664
PetMed Express Inc.	4,915	132,066
Porch Group Inc.(a)	20,291	358,745
Quotient Technology Inc.(a)	20,455	119,048
Qurate Retail Inc., Series A	98,326	1,001,942
RealReal Inc. (The)(a)	18,533	244,265
Revolve Group Inc.(a)	9,352	577,673
Shutterstock Inc.	6,071	687,966
Stamps.com Inc.(a)	4,617	1,522,640
Stitch Fix Inc., Class A(a)(b)	16,532	660,453
Wayfair Inc., Class A(a)(b)	19,910	5,087,204

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Xometry Inc., Class A(a)(b)	2,123	$122,433

		416,020,668

IT Services — 5.2%
Accenture PLC, Class A	168,140	53,791,349
Akamai Technologies Inc.(a)(b)	42,333	4,427,608
Alliance Data Systems Corp.	12,870	1,298,454
Amdocs Ltd.	33,788	2,558,089
Automatic Data Processing Inc.	112,714	22,533,783
BigCommerce Holdings Inc., Series 1(a)(b)	11,804	597,755
Brightcove Inc.(a)	12,490	144,135
Broadridge Financial Solutions Inc.	30,907	5,150,342
Cantaloupe Inc.(a)	17,178	185,179
Cass Information Systems Inc.	3,427	143,420
Cloudflare Inc., Class A(a)	68,457	7,711,681
Cognizant Technology Solutions Corp., Class A	138,994	10,314,745
Concentrix Corp.(a)	11,015	1,949,655
Conduent Inc.(a)	38,191	251,679
CSG Systems International Inc.	8,400	404,880
DigitalOcean Holdings Inc.(a)(b)	13,036	1,011,985
DXC Technology Co.(a)	66,296	2,228,208
EPAM Systems Inc.(a)	14,288	8,151,018
Euronet Worldwide Inc.(a)	13,423	1,708,479
EVERTEC Inc.	16,189	740,161
Evo Payments Inc., Class A(a)	13,871	328,465
ExlService Holdings Inc.(a)	7,839	965,138
Fastly Inc., Class A(a)(b)	28,081	1,135,596
Fidelity National Information Services Inc.	163,719	19,921,328
Fiserv Inc.(a)	158,026	17,145,821
FleetCor Technologies Inc.(a)	21,514	5,620,963
Flywire Corp.(a)(b)	3,190	139,850
Gartner Inc.(a)	21,557	6,550,741
Genpact Ltd.	49,554	2,354,310
Global Payments Inc.	77,521	12,215,759
Globant SA(a)	10,521	2,956,506
GoDaddy Inc., Class A(a)	45,037	3,139,079
GreenSky Inc., Class A(a)	21,649	242,036
Grid Dynamics Holdings Inc.(a)	7,353	214,855
Hackett Group Inc. (The)	7,942	155,822
I3 Verticals Inc., Class A(a)	6,175	149,497
International Business Machines Corp.	236,269	32,824,852
International Money Express Inc.(a)	9,606	160,420
Jack Henry & Associates Inc.	19,306	3,167,342
Limelight Networks Inc.(a)	36,744	87,451
LiveRamp Holdings Inc.(a)	16,769	792,000
Mastercard Inc., Class A	231,348	80,435,073
Maximus Inc.	16,532	1,375,462
MoneyGram International Inc.(a)	20,343	163,151
MongoDB Inc.(a)(b)	16,419	7,741,723
Okta Inc.(a)	32,990	7,829,847
Paya Holdings Inc., Class A(a)(b)	23,082	250,901
Paychex Inc.	85,434	9,607,053
PayPal Holdings Inc.(a)	310,681	80,842,303
Paysafe Ltd.(a)(b)	110,277	854,647
Perficient Inc.(a)	8,539	987,962
Rackspace Technology Inc.(a)(b)	15,963	226,994
Repay Holdings Corp.(a)(b)	21,002	483,676
Sabre Corp.(a)	86,120	1,019,661
Shift4 Payments Inc., Class A(a)(b)	11,574	897,216
Snowflake Inc., Class A(a)	51,491	15,572,423
SolarWinds Corp.	8,957	149,851

Security	Shares	Value

IT Services (continued)
Square Inc., Class A(a)(b)	104,545	$25,074,073
StoneCo Ltd., Class A(a)	58,557	2,033,099
Switch Inc., Class A	30,853	783,358
TTEC Holdings Inc.	4,691	438,749
Tucows Inc., Class A(a)(b)	2,314	182,690
Twilio Inc., Class A(a)	44,133	14,080,634
Unisys Corp.(a)(b)	18,180	457,045
VeriSign Inc.(a)	26,133	5,357,526
Verra Mobility Corp.(a)(b)	37,443	564,266
Visa Inc., Class A	447,552	99,692,208
Western Union Co. (The)	111,562	2,255,784
WEX Inc.(a)	11,757	2,070,878
Wix.com Ltd.(a)(b)	14,095	2,762,197

		599,760,886

Leisure Products — 0.2%
Acushnet Holdings Corp.	9,500	443,650
American Outdoor Brands Inc.(a)	4,860	119,362
AMMO Inc.(a)(b)	22,100	135,915
Brunswick Corp./DE	20,306	1,934,553
Callaway Golf Co.(a)	30,646	846,749
Clarus Corp.	6,554	167,979
Genius Brands International Inc.(a)(b)	82,745	112,533
Hasbro Inc.	33,450	2,984,409
Hayward Holdings Inc.(a)(b)	10,928	243,039
Johnson Outdoors Inc., Class A	1,458	154,256
Latham Group Inc.(a)	8,871	145,484
Malibu Boats Inc., Class A(a)(b)	5,132	359,137
MasterCraft Boat Holdings Inc.(a)	5,268	132,121
Mattel Inc.(a)	91,442	1,697,164
Nautilus Inc.(a)(b)	8,685	80,857
Peloton Interactive Inc., Class A(a)(b)	69,906	6,085,317
Polaris Inc.	15,631	1,870,406
Smith & Wesson Brands Inc.	15,113	313,746
Sturm Ruger & Co. Inc.	4,164	307,220
Vista Outdoor Inc.(a)	15,932	642,219
YETI Holdings Inc.(a)	21,693	1,858,873

		20,634,989

Life Sciences Tools & Services — 1.4%
10X Genomics Inc., Class A(a)(b)	22,252	3,239,446
Adaptive Biotechnologies Corp.(a)	29,616	1,006,648
Agilent Technologies Inc.	80,376	12,661,631
Avantor Inc.(a)(b)	153,407	6,274,346
Berkeley Lights Inc.(a)(b)	12,513	244,754
BioNano Genomics Inc.(a)(b)	73,765	405,708
Bio-Rad Laboratories Inc., Class A(a)	5,583	4,164,639
Bio-Techne Corp.	10,256	4,969,750
Bruker Corp.	26,819	2,094,564
Charles River Laboratories International Inc.(a)	13,129	5,417,944
ChromaDex Corp.(a)(b)	14,654	91,881
Codexis Inc.(a)	13,421	312,172
Contra Aduro Biotech I(a)(c)	4,039	12,117
Fluidigm Corp.(a)	22,144	145,929
Harvard Bioscience Inc.(a)	16,433	114,702
Illumina Inc.(a)	38,616	15,663,036
Inotiv Inc.(a)	5,045	147,516
IQVIA Holdings Inc.(a)	50,658	12,134,617
Maravai LifeSciences Holdings Inc., Class A(a)	26,907	1,320,596
Medpace Holdings Inc.(a)	7,439	1,408,054
Mettler-Toledo International Inc.(a)	6,044	8,324,764

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
NanoString Technologies Inc.(a)	11,947	$573,575
NeoGenomics Inc.(a)(b)	28,354	1,367,797
Pacific Biosciences of California Inc.(a)(b)	52,302	1,336,316
PerkinElmer Inc.	29,802	5,164,389
Personalis Inc.(a)	10,532	202,636
PPD Inc.(a)	43,563	2,038,313
QIAGEN NV(a)	61,425	3,174,444
Quanterix Corp.(a)	6,919	344,497
Repligen Corp.(a)	14,729	4,256,534
Seer Inc.(a)(b)	10,949	378,069
Sotera Health Co.(a)	26,323	688,346
Syneos Health Inc.(a)	27,270	2,385,580
Thermo Fisher Scientific Inc.	103,876	59,347,475
Waters Corp.(a)	16,324	5,832,565

		167,245,350

Machinery — 1.8%
AGCO Corp.	16,450	2,015,618
AgEagle Aerial Systems Inc.(a)(b)	27,917	84,030
Alamo Group Inc.	2,409	336,128
Albany International Corp., Class A	8,026	616,959
Allison Transmission Holdings Inc.	27,283	963,636
Altra Industrial Motion Corp.	18,122	1,003,053
Astec Industries Inc.	6,015	323,667
Barnes Group Inc.	12,468	520,290
Blue Bird Corp.(a)	5,499	114,709
Caterpillar Inc.	144,875	27,811,654
Chart Industries Inc.(a)	9,693	1,852,429
CIRCOR International Inc.(a)	4,399	145,211
Colfax Corp.(a)	32,690	1,500,471
Columbus McKinnon Corp./NY	6,651	321,576
Crane Co.	12,735	1,207,405
Cummins Inc.	37,853	8,500,270
Deere & Co.	74,534	24,974,107
Desktop Metal Inc., Class A(a)(b)	39,676	284,477
Donaldson Co. Inc.	32,844	1,885,574
Douglas Dynamics Inc.	5,502	199,723
Dover Corp.	37,562	5,840,891
Energy Recovery Inc.(a)(b)	8,857	168,549
Enerpac Tool Group Corp.	15,945	330,540
EnPro Industries Inc.	5,171	450,498
ESCO Technologies Inc.	6,659	512,743
Evoqua Water Technologies Corp.(a)(b)	29,751	1,117,448
ExOne Co. (The)(a)	6,027	140,911
Federal Signal Corp.	17,320	668,898
Flowserve Corp.	35,748	1,239,383
Fortive Corp.	85,441	6,029,571
Franklin Electric Co. Inc.	11,849	946,143
Gates Industrial Corp. PLC(a)	25,201	410,020
Gorman-Rupp Co. (The)	4,773	170,921
Graco Inc.	44,532	3,115,904
Greenbrier Companies Inc. (The)	8,419	361,933
Helios Technologies Inc.	8,191	672,563
Hillenbrand Inc.	20,595	878,377
Hydrofarm Holdings Group Inc.(a)(b)	10,244	387,735
Hyliion Holdings Corp.(a)(b)	30,994	260,350
Hyster-Yale Materials Handling Inc.	2,482	124,745
Ideanomics Inc.(a)(b)	111,797	220,240
IDEX Corp.	20,233	4,187,219
Illinois Tool Works Inc.	83,241	17,200,088
Ingersoll Rand Inc.(a)	107,446	5,416,353

Security	Shares	Value

Machinery (continued)
ITT Inc.	23,496	$2,016,897
John Bean Technologies Corp.	8,673	1,218,990
Kadant Inc.	2,844	580,460
Kennametal Inc.	22,276	762,507
Lincoln Electric Holdings Inc.	15,008	1,932,880
Lindsay Corp.	3,120	473,585
Luxfer Holdings PLC	7,312	143,535
Lydall Inc.(a)	4,232	262,765
Manitowoc Co. Inc. (The)(a)	9,276	198,692
Meritor Inc.(a)	17,434	371,519
Middleby Corp. (The)(a)	14,483	2,469,496
Miller Industries Inc./TN	3,973	135,241
Mueller Industries Inc.	15,549	639,064
Mueller Water Products Inc., Class A	45,789	696,909
Nikola Corp.(a)(b)	52,544	560,644
Nordson Corp.	15,543	3,701,565
Omega Flex Inc.	855	122,000
Oshkosh Corp.	17,992	1,841,841
Otis Worldwide Corp.	112,956	9,294,020
PACCAR Inc.	89,422	7,057,184
Parker-Hannifin Corp.	33,976	9,500,369
Pentair PLC	44,377	3,223,101
Proto Labs Inc.(a)	7,174	477,788
RBC Bearings Inc.(a)	7,335	1,556,487
REV Group Inc.	9,446	162,093
Rexnord Corp.	33,046	2,124,527
Shyft Group Inc. (The)	8,957	340,456
Snap-on Inc.	14,536	3,037,297
SPX Corp.(a)	12,348	660,001
SPX FLOW Inc.	11,613	848,910
Standex International Corp.	3,115	308,105
Stanley Black & Decker Inc.	42,393	7,431,917
Tennant Co.	4,651	343,941
Terex Corp.	18,067	760,621
Timken Co. (The)	16,773	1,097,290
Titan International Inc.(a)	16,774	120,102
Toro Co. (The)	28,111	2,738,292
Trinity Industries Inc.	20,270	550,736
Wabash National Corp.	16,939	256,287
Watts Water Technologies Inc., Class A	7,058	1,186,379
Welbilt Inc.(a)	37,476	870,942
Westinghouse Air Brake Technologies Corp.	48,812	4,208,083
Woodward Inc.	15,628	1,769,090
Xylem Inc./NY	47,196	5,837,201

		209,402,819

Marine — 0.0%
Costamare Inc.	18,113	280,570
Eagle Bulk Shipping Inc.(a)	2,763	139,311
Genco Shipping & Trading Ltd.	9,102	183,223
Kirby Corp.(a)	15,748	755,274
Matson Inc.	12,076	974,654

		2,333,032

Media — 1.3%
Advantage Solutions Inc.(a)(b)	20,828	180,162
Altice USA Inc., Class A(a)	59,164	1,225,878
AMC Networks Inc., Class A(a)	7,673	357,485
Boston Omaha Corp., Class A(a)	4,971	192,775
Cable One Inc.	1,432	2,596,402
Cardlytics Inc.(a)(b)	7,943	666,735

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Charter Communications Inc., Class A(a)	33,818	$24,604,624
Clear Channel Outdoor Holdings Inc.(a)	99,222	268,892
Comcast Corp., Class A	1,205,820	67,441,513
Daily Journal Corp.(a)	382	122,381
Discovery Inc., Class A(a)(b)	41,706	1,058,498
Discovery Inc., Class C, NVS(a)	83,856	2,035,185
DISH Network Corp., Class A(a)	66,904	2,907,648
Entercom Communications Corp.(a)	37,445	137,798
Entravision Communications Corp., Class A	21,580	153,218
EW Scripps Co. (The), Class A	13,770	248,686
Fox Corp., Class A, NVS	86,600	3,473,526
Fox Corp., Class B	37,683	1,398,793
Gannett Co. Inc.(a)	33,398	223,099
Gray Television Inc.	21,629	493,574
Iheartmedia Inc., Class A(a)	28,487	712,745
Interpublic Group of Companies Inc. (The)	104,951	3,848,553
John Wiley & Sons Inc., Class A	12,394	647,091
Liberty Broadband Corp., Class A(a)(b)	6,294	1,059,595
Liberty Broadband Corp., Class C, NVS(a)	38,328	6,619,246
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	20,650	974,060
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	43,024	2,042,349
Loral Space & Communications Inc.	3,203	137,761
Magnite Inc.(a)(b)	34,172	956,816
Meredith Corp.(a)	11,090	617,713
New York Times Co. (The), Class A	43,900	2,162,953
News Corp., Class A, NVS	104,423	2,457,073
News Corp., Class B	31,676	735,833
Nexstar Media Group Inc., Class A	10,624	1,614,423
Omnicom Group Inc.	55,311	4,007,835
Scholastic Corp.	6,981	248,873
Sinclair Broadcast Group Inc., Class A	11,969	379,178
Sirius XM Holdings Inc.	239,883	1,463,286
Stagwell Inc.(a)(b)	18,793	144,142
TechTarget Inc.(a)	5,954	490,729
TEGNA Inc.	61,404	1,210,887
ViacomCBS Inc., Class B, NVS	152,723	6,034,086
WideOpenWest Inc.(a)	14,921	293,198

		148,645,297

Metals & Mining — 0.5%
Alcoa Corp.(a)	50,342	2,463,738
Allegheny Technologies Inc.(a)	33,035	549,372
Arconic Corp.(a)	26,343	830,858
Carpenter Technology Corp.	13,456	440,549
Century Aluminum Co.(a)(b)	12,861	172,980
Cleveland-Cliffs Inc.(a)	122,964	2,435,917
Coeur Mining Inc.(a)	61,270	378,036
Commercial Metals Co.	31,893	971,461
Compass Minerals International Inc.	9,058	583,335
Constellium SE(a)	30,653	575,663
Ferroglobe PLC(a)(c)	15,827	0	(f)
Freeport-McMoRan Inc.	387,398	12,602,057
Gatos Silver Inc.(a)	13,058	151,865
Haynes International Inc.	3,903	145,387
Hecla Mining Co.	145,616	800,888
Kaiser Aluminum Corp.	4,375	476,700
Materion Corp.	5,032	345,396
MP Materials Corp.(a)(b)	19,539	629,742
Newmont Corp.	211,634	11,491,726
NovaGold Resources Inc.(a)	62,376	429,147

Security	Shares	Value

Metals & Mining (continued)
Nucor Corp.	77,316	$7,614,853
Reliance Steel & Aluminum Co.	17,134	2,440,224
Royal Gold Inc.	18,018	1,720,539
Ryerson Holding Corp.	5,029	111,996
Schnitzer Steel Industries Inc., Class A	6,280	275,127
Southern Copper Corp.	21,739	1,220,427
Steel Dynamics Inc.	52,573	3,074,469
SunCoke Energy Inc.	26,472	166,244
TimkenSteel Corp.(a)	10,107	132,200
United States Steel Corp.	69,034	1,516,677
Warrior Met Coal Inc.	15,243	354,705
Worthington Industries Inc.	9,476	499,385

		55,601,663

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	138,304	2,181,054
Annaly Capital Management Inc.	369,033	3,107,258
Apollo Commercial Real Estate Finance Inc.	41,389	613,799
Arbor Realty Trust Inc.	34,257	634,782
Ares Commercial Real Estate Corp.	11,167	168,398
ARMOUR Residential REIT Inc.	15,055	162,293
Blackstone Mortgage Trust Inc., Class A	36,518	1,107,226
BrightSpire Capital Inc.	23,662	222,186
Broadmark Realty Capital Inc.	34,772	342,852
Capstead Mortgage Corp.	23,375	156,379
Chimera Investment Corp.	60,495	898,351
Dynex Capital Inc.	7,444	128,632
Ellington Financial Inc.	13,831	252,969
Granite Point Mortgage Trust Inc.	16,075	211,708
Hannon Armstrong Sustainable Infrastructure Capital Inc.	19,465	1,040,988
Invesco Mortgage Capital Inc.	49,103	154,674
KKR Real Estate Finance Trust Inc.	6,660	140,526
Ladder Capital Corp.	28,193	311,533
MFA Financial Inc.	119,139	544,465
New Residential Investment Corp.	113,584	1,249,424
New York Mortgage Trust Inc.	93,411	397,931
Orchid Island Capital Inc.	33,063	161,678
PennyMac Mortgage Investment Trust	23,905	470,690
Ready Capital Corp.	13,475	194,444
Redwood Trust Inc.	31,849	410,534
Starwood Property Trust Inc.	75,512	1,843,248
TPG RE Finance Trust Inc.	14,995	185,638
Two Harbors Investment Corp.	73,663	467,023

		17,760,683

Multi-Utilities — 0.6%
Ameren Corp.	67,520	5,469,120
Avista Corp.	18,016	704,786
Black Hills Corp.	16,189	1,016,022
CenterPoint Energy Inc.	153,360	3,772,656
CMS Energy Corp.	75,718	4,522,636
Consolidated Edison Inc.	93,820	6,810,394
Dominion Energy Inc.	212,930	15,548,149
DTE Energy Co.	50,540	5,645,823
MDU Resources Group Inc.	52,465	1,556,637
NiSource Inc.	103,639	2,511,173
NorthWestern Corp.	13,860	794,178
Public Service Enterprise Group Inc.	132,178	8,049,640
Sempra Energy	84,768	10,723,152
Unitil Corp.	3,445	147,377

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
WEC Energy Group Inc.	82,882	$7,310,192

		74,581,935

Multiline Retail — 0.5%
Big Lots Inc.	9,011	390,717
Dillard’s Inc., Class A	1,909	329,341
Dollar General Corp.	62,432	13,244,324
Dollar Tree Inc.(a)	61,100	5,848,492
Franchise Group Inc.	5,143	182,114
Kohl’s Corp.	41,978	1,976,744
Macy’s Inc.	82,164	1,856,906
Nordstrom Inc.(a)	29,224	772,975
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	17,096	1,030,547
Target Corp.	131,344	30,047,567

		55,679,727

Oil, Gas & Consumable Fuels — 2.5%
Alto Ingredients Inc.(a)	23,753	117,340
Antero Midstream Corp.	89,585	933,476
Antero Resources Corp.(a)(b)	74,619	1,403,583
APA Corp.	103,592	2,219,977
Arch Resources Inc.(a)	3,207	297,449
Berry Corp.	23,141	166,847
Bonanza Creek Energy Inc.	8,180	391,822
Brigham Minerals Inc., Class A	10,299	197,329
Cabot Oil & Gas Corp.	106,462	2,316,613
California Resources Corp.(a)	22,155	908,355
Callon Petroleum Co.(a)	10,431	511,953
Centennial Resource Development Inc./DE, Class A(a)	47,564	318,679
Cheniere Energy Inc.(a)	61,829	6,038,838
Chesapeake Energy Corp.	26,179	1,612,365
Chevron Corp.	512,039	51,946,357
Cimarex Energy Co.	26,548	2,314,986
Clean Energy Fuels Corp.(a)	35,075	285,861
CNX Resources Corp.(a)	60,178	759,446
Comstock Resources Inc.(a)(b)	22,564	233,537
ConocoPhillips	356,912	24,187,926
CONSOL Energy Inc.(a)	7,704	200,458
Contango Oil & Gas Co.(a)	46,659	213,232
Continental Resources Inc./OK(b)	17,201	793,826
CVR Energy Inc.	10,141	168,949
Delek U.S. Holdings Inc.	15,792	283,782
Denbury Inc.(a)	13,967	981,182
Devon Energy Corp.	178,414	6,335,481
DHT Holdings Inc.	27,263	178,027
Diamondback Energy Inc.	47,860	4,530,906
Dorian LPG Ltd.	9,511	118,031
DTE Midstream LLC(a)	25,264	1,168,207
Energy Fuels Inc./Canada(a)(b)	27,002	189,554
EOG Resources Inc.	154,117	12,370,972
EQT Corp.(a)	76,655	1,568,361
Equitrans Midstream Corp.	112,493	1,140,679
Escrow PetroCorp.(a)(c)	1,248	—
Extraction Oil & Gas Inc.(a)	4,706	265,654
Exxon Mobil Corp.	1,119,689	65,860,107
Frontline Ltd./Bermuda	33,665	315,441
Gevo Inc.(a)(b)	53,555	355,605
Golar LNG Ltd.(a)	25,025	324,574
Green Plains Inc.(a)	9,493	309,946
Hess Corp.	74,030	5,782,483

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
HollyFrontier Corp.	41,593	$1,377,976
International Seaways Inc.	7,763	141,442
Kinder Morgan Inc.	514,220	8,602,901
Kosmos Energy Ltd.(a)	97,932	289,879
Laredo Petroleum Inc.(a)	3,318	268,990
Magnolia Oil & Gas Corp., Class A	37,210	661,966
Marathon Oil Corp.	209,580	2,864,959
Marathon Petroleum Corp.	168,960	10,443,418
Matador Resources Co.(b)	28,193	1,072,462
Murphy Oil Corp.	41,164	1,027,865
New Fortress Energy Inc.	7,428	206,127
Nordic American Tankers Ltd.	51,862	132,767
Northern Oil and Gas Inc.	13,020	278,628
Oasis Petroleum Inc.	5,428	539,652
Occidental Petroleum Corp.	223,841	6,621,217
ONEOK Inc.	117,867	6,835,107
Ovintiv Inc.	70,793	2,327,674
Par Pacific Holdings Inc.(a)	11,391	179,067
PBF Energy Inc., Class A(a)	23,643	306,650
PDC Energy Inc.	27,638	1,309,765
Peabody Energy Corp.(a)	21,480	317,689
Phillips 66	116,038	8,126,141
Pioneer Natural Resources Co.	57,067	9,502,226
Range Resources Corp.(a)	62,918	1,423,834
Renewable Energy Group Inc.(a)	11,023	553,355
REX American Resources Corp.(a)	1,550	123,798
Riley Exploration Permian Inc.	3,549	83,331
Scorpio Tankers Inc.	16,084	298,197
SFL Corp. Ltd.	22,101	185,206
SM Energy Co.	30,015	791,796
Southwestern Energy Co.(a)	163,691	906,848
Talos Energy Inc.(a)	12,486	171,932
Targa Resources Corp.	60,848	2,994,330
Tellurian Inc.(a)(b)	87,530	342,242
Texas Pacific Land Corp.(b)	1,548	1,872,089
Uranium Energy Corp.(a)(b)	63,574	193,901
Ur-Energy Inc.(a)	92,825	159,659
Valero Energy Corp.	108,027	7,623,465
Vine Energy Inc., Class A(a)	8,121	133,753
W&T Offshore Inc.(a)	33,365	124,118
Whiting Petroleum Corp.(a)	10,235	597,826
Williams Companies Inc. (The)	320,241	8,307,052
World Fuel Services Corp.	17,867	600,689

		291,540,185

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,548	174,325
Domtar Corp.(a)	14,003	763,724
Glatfelter Corp.	10,509	148,177
Louisiana-Pacific Corp.	24,610	1,510,316
Neenah Inc.	4,653	216,876
Schweitzer-Mauduit International Inc.	7,694	266,674
Verso Corp., Class A	9,098	188,783

		3,268,875

Personal Products — 0.2%
Beauty Health Co. (The)(a)(b)	22,949	595,986
BellRing Brands Inc., Class A(a)	10,710	329,332
Coty Inc., Class A(a)	78,143	614,204
Edgewell Personal Care Co.	15,227	552,740
elf Beauty Inc.(a)	12,272	356,502

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Estee Lauder Companies Inc. (The), Class A	60,276	$18,078,581
Herbalife Nutrition Ltd.(a)	28,522	1,208,762
Inter Parfums Inc.	5,068	378,934
Medifast Inc.	3,208	617,989
Nu Skin Enterprises Inc., Class A	14,645	592,683
USANA Health Sciences Inc.(a)	3,640	335,608
Veru Inc.(a)	16,634	141,888

		23,803,209

Pharmaceuticals — 3.2%
Aclaris Therapeutics Inc.(a)	11,394	205,092
Aerie Pharmaceuticals Inc.(a)	12,163	138,658
Amneal Pharmaceuticals Inc.(a)	26,830	143,272
Amphastar Pharmaceuticals Inc.(a)	10,519	199,966
Ampio Pharmaceuticals Inc.(a)(b)	74,778	124,131
Antares Pharma Inc.(a)	37,628	136,966
Arvinas Inc.(a)	11,713	962,574
Atea Pharmaceuticals Inc.(a)	18,337	642,895
Athira Pharma Inc.(a)	14,200	133,196
Axsome Therapeutics Inc.(a)(b)	7,110	234,346
BioDelivery Sciences International Inc.(a)	38,664	139,577
Bristol-Myers Squibb Co.	590,614	34,946,630
Cara Therapeutics Inc.(a)	9,236	142,696
Cassava Sciences Inc.(a)(b)	10,034	622,911
Catalent Inc.(a)	43,579	5,799,058
Citius Pharmaceuticals Inc.(a)(b)	53,056	107,704
Collegium Pharmaceutical Inc.(a)(b)	9,496	187,451
Corcept Therapeutics Inc.(a)(b)	28,214	555,252
Durect Corp.(a)(b)	94,674	121,183
Edgewise Therapeutics Inc.(a)(b)	5,419	89,955
Elanco Animal Health Inc.(a)	118,706	3,785,534
Eli Lilly & Co.	224,111	51,780,847
Endo International PLC(a)	60,905	197,332
Esperion Therapeutics Inc.(a)(b)	8,396	101,172
Evolus Inc.(a)	11,634	88,651
Fulcrum Therapeutics Inc.(a)	6,338	178,795
Harmony Biosciences Holdings Inc.(a)	7,433	284,907
Innoviva Inc.(a)	11,375	190,076
Intra-Cellular Therapies Inc.(a)	19,240	717,267
Jazz Pharmaceuticals PLC(a)	15,930	2,074,245
Johnson & Johnson	696,637	112,506,876
KemPharm Inc.(a)(b)	11,609	108,312
Marinus Pharmaceuticals Inc.(a)	11,686	132,987
Merck & Co. Inc.	669,822	50,310,330
Mind Medicine MindMed Inc.(a)	97,588	227,380
Nektar Therapeutics(a)(b)	45,451	816,300
NGM Biopharmaceuticals Inc.(a)	6,630	139,363
Nuvation Bio Inc.(a)	14,444	143,573
Ocular Therapeutix Inc.(a)(b)	22,744	227,440
Omeros Corp.(a)(b)	13,724	189,254
Oramed Pharmaceuticals Inc.(a)(b)	7,029	154,497
Organon & Co.	68,692	2,252,411
Pacira BioSciences Inc.(a)	11,890	665,840
Perrigo Co. PLC	37,187	1,760,061
Pfizer Inc.	1,476,011	63,483,233
Phathom Pharmaceuticals Inc.(a)	5,956	191,188
Phibro Animal Health Corp., Class A	5,200	112,008
Pliant Therapeutics Inc.(a)	6,482	109,416
Prestige Consumer Healthcare Inc.(a)	13,719	769,773
Provention Bio Inc.(a)(b)	19,001	121,606
Reata Pharmaceuticals Inc., Class A(a)(b)	7,385	743,005

Security	Shares	Value

Pharmaceuticals (continued)
Relmada Therapeutics Inc.(a)	5,359	$140,459
Revance Therapeutics Inc.(a)(b)	17,065	475,431
Royalty Pharma PLC, Class A	87,044	3,145,770
SIGA Technologies Inc.(a)(b)	21,405	158,183
Supernus Pharmaceuticals Inc.(a)	13,186	351,671
TherapeuticsMD Inc.(a)	136,221	100,994
Theravance Biopharma Inc.(a)	15,492	114,641
Viatris Inc.	321,872	4,361,366
Zoetis Inc.	125,823	24,427,277
Zogenix Inc.(a)	15,066	228,853

		373,701,837

Professional Services — 0.7%
ASGN Inc.(a)	13,393	1,515,284
Barrett Business Services Inc.	1,753	133,684
Booz Allen Hamilton Holding Corp.	35,390	2,808,197
CACI International Inc., Class A(a)	6,103	1,599,596
CBIZ Inc.(a)	13,652	441,506
Clarivate PLC(a)(b)	115,155	2,521,895
CoStar Group Inc.(a)	102,799	8,846,882
CRA International Inc.	2,648	263,052
Dun & Bradstreet Holdings Inc.(a)(b)	44,398	746,330
Equifax Inc.	32,047	8,121,351
Exponent Inc.	13,484	1,525,715
First Advantage Corp.(a)	7,785	148,304
Forrester Research Inc.(a)	3,655	180,045
Franklin Covey Co.(a)	4,403	179,598
FTI Consulting Inc.(a)	8,616	1,160,575
Heidrick & Struggles International Inc.	4,485	200,166
Huron Consulting Group Inc.(a)	5,820	302,640
ICF International Inc.	4,885	436,182
IHS Markit Ltd.	98,918	11,535,817
Insperity Inc.	9,466	1,048,265
Jacobs Engineering Group Inc.	33,736	4,471,032
KBR Inc.	36,652	1,444,089
Kelly Services Inc., Class A, NVS	10,149	191,613
Kforce Inc.	5,089	303,508
Korn Ferry	14,242	1,030,551
Legalzoomcom Inc.(a)(b)	4,991	131,762
Leidos Holdings Inc.	36,852	3,542,583
ManpowerGroup Inc.	14,808	1,603,410
ManTech International Corp./VA, Class A	7,130	541,310
Nielsen Holdings PLC	96,626	1,854,253
Resources Connection Inc.	10,775	170,030
Robert Half International Inc.	29,519	2,961,641
Science Applications International Corp.	16,018	1,370,500
TransUnion	50,588	5,681,538
TriNet Group Inc.(a)	10,412	984,767
TrueBlue Inc.(a)	10,053	272,235
Upwork Inc.(a)(b)	30,614	1,378,548
Verisk Analytics Inc.	42,081	8,427,562
Willdan Group Inc.(a)	3,294	117,233

		80,193,249

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	87,993	8,566,998
Cushman & Wakefield PLC(a)(b)	31,893	593,529
eXp World Holdings Inc.(b)	16,327	649,325
Forestar Group Inc.(a)	6,159	114,742
FRP Holdings Inc.(a)	2,536	141,813
Howard Hughes Corp. (The)(a)	10,981	964,242

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Jones Lang LaSalle Inc.(a)	13,378	$3,318,948
Kennedy-Wilson Holdings Inc.	31,893	667,202
Marcus & Millichap Inc.(a)	5,631	228,731
Newmark Group Inc., Class A	41,911	599,746
Opendoor Technologies Inc.(a)(b)	119,076	2,444,630
Rafael Holdings Inc., Class B(a)(b)	3,422	105,158
RE/MAX Holdings Inc., Class A	4,486	139,784
Realogy Holdings Corp.(a)	31,717	556,316
Redfin Corp.(a)	27,211	1,363,271
RMR Group Inc. (The), Class A	4,164	139,286
St Joe Co. (The)(b)	8,467	356,461
Tejon Ranch Co.(a)	8,654	153,695

		21,103,877

Road & Rail — 1.1%
AMERCO	2,329	1,504,604
ArcBest Corp.	6,209	507,710
Avis Budget Group Inc.(a)(b)	12,821	1,493,775
CSX Corp.	596,350	17,735,449
Daseke Inc.(a)	12,171	112,095
Heartland Express Inc.	11,974	191,823
JB Hunt Transport Services Inc.	22,745	3,803,419
Kansas City Southern	24,013	6,498,878
Knight-Swift Transportation Holdings Inc.	42,311	2,164,208
Landstar System Inc.	10,141	1,600,453
Lyft Inc., Class A(a)	74,507	3,992,830
Marten Transport Ltd.	14,176	222,421
Norfolk Southern Corp.	64,858	15,517,276
Old Dominion Freight Line Inc.	26,981	7,716,026
Ryder System Inc.	14,800	1,224,108
Saia Inc.(a)	7,133	1,697,868
Schneider National Inc., Class B	14,890	338,599
TuSimple Holdings Inc., Class A(a)(b)	10,154	377,018
Uber Technologies Inc.(a)	427,406	19,147,789
Union Pacific Corp.	172,371	33,786,440
Werner Enterprises Inc.	16,468	729,038
XPO Logistics Inc.(a)	25,588	2,036,293

		122,398,120

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices Inc.(a)	319,979	32,925,839
Allegro MicroSystems Inc.(a)	12,602	402,760
Alpha & Omega Semiconductor Ltd.(a)(b)	6,417	201,301
Ambarella Inc.(a)(b)	8,735	1,360,389
Amkor Technology Inc.	29,188	728,241
Analog Devices Inc.	142,172	23,810,967
Applied Materials Inc.	242,031	31,156,651
Atomera Inc.(a)	5,844	134,938
Axcelis Technologies Inc.(a)	10,082	474,156
AXT Inc.(a)	13,510	112,538
Broadcom Inc.	105,547	51,182,907
Brooks Automation Inc.	19,150	1,960,003
CEVA Inc.(a)	5,693	242,920
Cirrus Logic Inc.(a)	15,424	1,270,166
CMC Materials Inc.	8,037	990,400
Cohu Inc.(a)	11,162	356,514
Diodes Inc.(a)	11,057	1,001,654
DSP Group Inc.(a)	5,947	130,299
Enphase Energy Inc.(a)(b)	34,889	5,232,303
Entegris Inc.	35,550	4,475,745
First Solar Inc.(a)	27,756	2,649,588

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
FormFactor Inc.(a)	20,527	$766,273
Ichor Holdings Ltd.(a)	7,365	302,628
Impinj Inc.(a)	4,739	270,739
Intel Corp.	1,068,687	56,939,643
KLA Corp.	40,594	13,579,099
Kopin Corp.(a)(b)	21,728	111,465
Kulicke & Soffa Industries Inc.	15,165	883,816
Lam Research Corp.	37,658	21,433,051
Lattice Semiconductor Corp.(a)	35,599	2,301,475
MACOM Technology Solutions Holdings Inc.(a)	13,209	856,868
Marvell Technology Inc.	217,069	13,091,431
MaxLinear Inc.(a)	18,862	928,954
Meta Materials Inc.(a)(b)	57,796	334,061
Microchip Technology Inc.	71,312	10,945,679
Micron Technology Inc.	296,340	21,034,213
MKS Instruments Inc.	14,549	2,195,590
Monolithic Power Systems Inc.	11,910	5,772,539
NeoPhotonics Corp.(a)	15,695	136,703
NVE Corp.	1,555	99,473
NVIDIA Corp.	632,553	131,039,679
NXP Semiconductors NV	70,259	13,761,630
ON Semiconductor Corp.(a)	111,850	5,119,374
Onto Innovation Inc.(a)	12,329	890,770
PDF Solutions Inc.(a)(b)	10,173	234,386
Photronics Inc.(a)	16,335	222,646
Power Integrations Inc.	15,725	1,556,618
Qorvo Inc.(a)	29,254	4,890,976
QUALCOMM Inc.	298,252	38,468,543
Rambus Inc.(a)(b)	27,511	610,744
Semtech Corp.(a)	18,060	1,408,138
Silicon Laboratories Inc.(a)	11,461	1,606,374
SiTime Corp.(a)	3,119	636,806
Skyworks Solutions Inc.	43,473	7,163,481
SMART Global Holdings Inc.(a)(b)	4,866	216,537
SunPower Corp.(a)(b)	19,868	450,606
Synaptics Inc.(a)	9,693	1,742,123
Teradyne Inc.	43,913	4,793,982
Texas Instruments Inc.	244,208	46,939,220
Ultra Clean Holdings Inc.(a)	11,567	492,754
Universal Display Corp.	11,873	2,029,808
Veeco Instruments Inc.(a)	11,300	250,973
Xilinx Inc.	65,048	9,821,598

		587,131,745

Software — 10.0%
8x8 Inc.(a)(b)	28,269	661,212
A10 Networks Inc.(a)	15,004	202,254
ACI Worldwide Inc.(a)	31,893	980,072
Adobe Inc.(a)	126,235	72,676,014
Agilysys Inc.(a)	4,028	210,906
Alarm.com Holdings Inc.(a)	12,278	960,017
Altair Engineering Inc., Class A(a)(b)	12,077	832,588
Alteryx Inc., Class A(a)	15,605	1,140,725
American Software Inc./GA, Class A	6,263	148,746
Anaplan Inc.(a)	37,334	2,273,267
ANSYS Inc.(a)	23,004	7,831,712
Appfolio Inc., Class A(a)(b)	4,820	580,328
Appian Corp.(a)(b)	10,367	959,051
Asana Inc., Class A(a)	19,806	2,056,655
Aspen Technology Inc.(a)	18,610	2,285,308
Atlassian Corp. PLC, Class A(a)	36,122	14,138,873

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Autodesk Inc.(a)	58,273	$16,617,711
Avalara Inc.(a)	22,563	3,943,336
Avaya Holdings Corp.(a)(b)	21,803	431,481
Benefitfocus Inc.(a)	10,243	113,697
Bentley Systems Inc., Class B(b)	35,783	2,169,881
Bill.com Holdings Inc.(a)	20,860	5,568,577
Black Knight Inc.(a)	41,232	2,968,704
Blackbaud Inc.(a)	12,922	909,063
Blackline Inc.(a)(b)	13,540	1,598,532
Bottomline Technologies DE Inc.(a)	11,221	440,761
Box Inc., Class A(a)	38,542	912,289
BTRS Holdings Inc.(a)(b)	18,266	194,350
C3.ai Inc., Class A(a)(b)	9,063	419,979
Cadence Design Systems Inc.(a)	72,620	10,997,573
CDK Global Inc.	33,743	1,435,765
Cerence Inc.(a)(b)	9,988	959,947
Ceridian HCM Holding Inc.(a)(b)	34,222	3,854,082
ChannelAdvisor Corp.(a)	5,052	127,462
Citrix Systems Inc.	32,482	3,487,592
Cleanspark Inc.(a)(b)	10,145	117,581
Cloudera Inc.(a)	62,927	1,004,944
CommVault Systems Inc.(a)	11,015	829,540
Cornerstone OnDemand Inc.(a)	16,189	926,982
Coupa Software Inc.(a)	19,693	4,316,312
Crowdstrike Holdings Inc., Class A(a)	52,228	12,836,598
CS Disco Inc.(a)	3,402	163,092
Datadog Inc., Class A(a)	61,537	8,698,255
Datto Holding Corp.(a)(b)	6,467	154,561
Digimarc Corp.(a)(b)	4,190	144,304
Digital Turbine Inc.(a)	22,749	1,563,994
DocuSign Inc.(a)	50,442	12,985,284
Dolby Laboratories Inc., Class A	17,471	1,537,448
Domo Inc., Class B(a)	6,939	585,929
DoubleVerify Holdings Inc.(a)(b)	4,681	159,903
Dropbox Inc., Class A(a)	80,559	2,353,934
Duck Creek Technologies Inc.(a)	19,673	870,334
Dynatrace Inc.(a)	52,122	3,699,098
E2open Parent Holdings Inc.(a)	42,701	482,521
Ebix Inc.	6,870	185,009
Elastic NV(a)	17,799	2,651,873
Envestnet Inc.(a)	14,799	1,187,472
Everbridge Inc.(a)(b)	9,692	1,463,880
Fair Isaac Corp.(a)	7,366	2,931,152
Five9 Inc.(a)	17,864	2,853,595
Fortinet Inc.(a)	35,395	10,336,756
Guidewire Software Inc.(a)(b)	21,949	2,609,078
HubSpot Inc.(a)	11,797	7,975,834
InterDigital Inc.	8,950	606,989
Intuit Inc.	67,451	36,390,489
J2 Global Inc.(a)	11,474	1,567,578
Jamf Holding Corp.(a)(b)	11,327	436,316
JFrog Ltd.(a)(b)	14,079	471,647
LivePerson Inc.(a)	16,628	980,221
Mandiant Inc.	61,398	1,092,884
Manhattan Associates Inc.(a)	16,604	2,540,910
Marathon Digital Holdings Inc.(a)(b)	25,044	790,890
McAfee Corp., Class A	18,049	399,063
Medallia Inc.(a)	27,429	929,020
Microsoft Corp.	1,992,631	561,762,532
MicroStrategy Inc., Class A(a)(b)	2,089	1,208,278

Security	Shares	Value

Software (continued)
Mimecast Ltd.(a)	15,243	$969,455
Mitek Systems Inc.(a)(b)	8,109	150,017
Model N Inc.(a)(b)	9,693	324,716
Momentive Global Inc.(a)(b)	32,249	632,080
N-Able Inc.(a)	8,957	111,156
nCino Inc.(a)(b)	14,864	1,055,790
NCR Corp.(a)	33,743	1,307,879
New Relic Inc.(a)	13,845	993,656
NortonLifeLock Inc.	144,679	3,660,379
Nuance Communications Inc.(a)	76,475	4,209,184
Nutanix Inc., Class A(a)	49,784	1,876,857
ON24 Inc.(a)	4,102	81,794
OneSpan Inc.(a)	7,046	132,324
Oracle Corp.	445,640	38,828,613
Pagerduty Inc.(a)(b)	21,345	884,110
Palantir Technologies Inc., Class A(a)	429,029	10,313,857
Palo Alto Networks Inc.(a)	25,065	12,006,135
Paycom Software Inc.(a)	13,425	6,655,444
Paycor HCM Inc.(a)	5,423	190,673
Paylocity Holding Corp.(a)	9,926	2,783,250
Pegasystems Inc.	11,039	1,403,057
Ping Identity Holding Corp.(a)(b)	9,912	243,538
Procore Technologies Inc.(a)	2,680	239,431
Progress Software Corp.	11,810	580,934
PROS Holdings Inc.(a)	11,855	420,615
PTC Inc.(a)	28,214	3,379,755
Q2 Holdings Inc.(a)	14,878	1,192,323
QAD Inc., Class A	3,452	301,670
Qualys Inc.(a)	8,872	987,365
Rapid7 Inc.(a)(b)	14,174	1,601,945
Rekor Systems Inc.(a)	13,295	152,760
Rimini Street Inc.(a)	14,837	143,177
RingCentral Inc., Class A(a)	21,414	4,657,545
Riot Blockchain Inc.(a)(b)	22,116	568,381
SailPoint Technologies Holdings Inc.(a)	23,085	989,885
salesforce.com Inc.(a)	244,342	66,270,437
Sapiens International Corp. NV	6,918	199,100
ServiceNow Inc.(a)	52,155	32,454,492
ShotSpotter Inc.(a)	2,597	94,453
Smartsheet Inc., Class A(a)	32,133	2,211,393
Splunk Inc.(a)(b)	43,424	6,283,887
Sprout Social Inc., Class A(a)	11,692	1,425,839
SPS Commerce Inc.(a)	9,182	1,481,148
SS&C Technologies Holdings Inc.	59,212	4,109,313
Sumo Logic Inc.(a)(b)	22,828	367,987
Synopsys Inc.(a)	40,073	11,998,257
Telos Corp.(a)	10,508	298,637
Tenable Holdings Inc.(a)	24,054	1,109,852
Teradata Corp.(a)	29,147	1,671,580
Trade Desk Inc. (The), Class A(a)(b)	113,525	7,980,807
Tyler Technologies Inc.(a)	10,728	4,920,397
Unity Software Inc.(a)(b)	38,942	4,916,427
Upland Software Inc.(a)	5,993	200,406
Varonis Systems Inc.(a)	27,621	1,680,738
Verint Systems Inc.(a)(b)	17,874	800,576
Veritone Inc.(a)(b)	6,180	147,640
Viant Technology Inc., Class A(a)	5,269	64,387
VMware Inc., Class A(a)(b)	21,689	3,225,154
Vonage Holdings Corp.(a)	63,380	1,021,686
Wolfspeed Inc.	29,985	2,420,689

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)	49,786	$12,441,024
Workiva Inc.(a)	11,105	1,565,361
Xperi Holding Corp.	28,191	531,118
Yext Inc.(a)	25,674	308,858
Zendesk Inc.(a)	31,440	3,659,302
Zix Corp.(a)	16,737	118,331
Zoom Video Communications Inc., Class A(a)	56,410	14,751,215
Zscaler Inc.(a)	20,546	5,387,572
Zuora Inc., Class A(a)	29,621	491,116

		1,160,529,519

Specialty Retail — 2.3%
Aaron’s Co. Inc. (The)	9,366	257,940
Abercrombie & Fitch Co., Class A(a)	18,018	678,017
Academy Sports & Outdoors Inc.(a)(b)	20,449	818,369
Advance Auto Parts Inc.	17,653	3,687,535
American Eagle Outfitters Inc.	39,087	1,008,445
America’s Car-Mart Inc./TX(a)	1,966	229,589
Arko Corp.(a)	31,766	320,837
Asbury Automotive Group Inc.(a)	5,276	1,038,000
AutoNation Inc.(a)	11,963	1,456,615
AutoZone Inc.(a)	5,704	9,685,335
Bath & Body Works Inc.	64,625	4,073,314
Bed Bath & Beyond Inc.(a)	28,680	495,447
Best Buy Co. Inc.	65,719	6,947,155
Big 5 Sporting Goods Corp.	5,677	130,798
Boot Barn Holdings Inc.(a)(b)	6,993	621,468
Buckle Inc. (The)	6,836	270,637
Burlington Stores Inc.(a)	17,626	4,998,205
Caleres Inc.	10,750	238,865
Camping World Holdings Inc., Class A	10,975	426,598
CarMax Inc.(a)	42,927	5,492,939
Carvana Co.(a)	20,379	6,145,084
Cato Corp. (The), Class A	7,369	121,883
Chico’s FAS Inc.(a)	32,281	144,942
Children’s Place Inc. (The)(a)	3,265	245,724
Citi Trends Inc.(a)	2,351	171,529
Conn’s Inc.(a)(b)	5,993	136,820
Container Store Group Inc. (The)(a)	11,291	107,490
Designer Brands Inc. , Class A(a)	17,851	248,664
Dick’s Sporting Goods Inc.	16,597	1,987,823
Five Below Inc.(a)	14,713	2,601,406
Floor & Decor Holdings Inc., Class A(a)	26,901	3,249,372
Foot Locker Inc.	24,327	1,110,771
GameStop Corp., Class A(a)(b)	17,009	2,984,569
Gap Inc. (The)	53,565	1,215,926
Genesco Inc.(a)	3,203	184,909
Group 1 Automotive Inc.	4,390	824,793
GrowGeneration Corp.(a)(b)	14,373	354,582
Guess? Inc.	9,608	201,864
Haverty Furniture Companies Inc.	4,607	155,302
Hibbett Inc.	4,221	298,594
Home Depot Inc. (The)	281,161	92,293,910
Leslie’s Inc.(a)(b)	35,217	723,357
Lithia Motors Inc.	7,842	2,486,228
Lowe’s Companies Inc.	187,025	37,939,891
Lumber Liquidators Holdings Inc.(a)	6,790	126,837
MarineMax Inc.(a)	5,334	258,806
Monro Inc.	8,467	486,937
Murphy USA Inc.	6,669	1,115,457
National Vision Holdings Inc.(a)(b)	20,793	1,180,419

Security	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive Inc.(a)	18,066	$11,039,410
ODP Corp. (The)(a)	14,456	580,553
OneWater Marine Inc., Class A	3,398	136,634
Party City Holdco Inc.(a)(b)	28,969	205,680
Penske Automotive Group Inc.	8,915	896,849
Petco Health & Wellness Co. Inc.(a)(b)	14,652	309,157
Rent-A-Center Inc./TX	17,146	963,777
RH(a)(b)	4,541	3,028,438
Ross Stores Inc.	92,876	10,109,553
Sally Beauty Holdings Inc.(a)(b)	27,908	470,250
Shift Technologies Inc.(a)(b)	16,823	116,752
Shoe Carnival Inc.	3,620	117,360
Signet Jewelers Ltd.	13,321	1,051,826
Sleep Number Corp.(a)(b)	5,818	543,867
Sonic Automotive Inc., Class A	7,317	384,435
Sportsman’s Warehouse Holdings Inc.(a)	13,414	236,086
Tilly’s Inc., Class A	8,407	117,782
TJX Companies Inc. (The)	318,890	21,040,362
Tractor Supply Co.	30,468	6,173,121
TravelCenters of America Inc.(a)	4,080	203,143
Ulta Beauty Inc.(a)	14,197	5,123,981
Urban Outfitters Inc.(a)	18,943	562,418
Victoria’s Secret & Co.(a)	20,506	1,133,162
Vroom Inc.(a)(b)	30,842	680,683
Williams-Sonoma Inc.	19,750	3,502,267
Winmark Corp.	780	167,723
Zumiez Inc.(a)	5,438	216,215

		271,091,481

Technology Hardware, Storage & Peripherals — 5.3%
3D Systems Corp.(a)	31,239	861,259
Apple Inc.	4,151,172	587,390,838
Avid Technology Inc.(a)	7,656	221,411
Corsair Gaming Inc.(a)(b)	6,163	159,807
Dell Technologies Inc., Class C(a)	71,350	7,423,254
Diebold Nixdorf Inc.(a)	20,428	206,527
Eastman Kodak Co.(a)	12,952	88,203
Hewlett Packard Enterprise Co.	347,826	4,956,520
HP Inc.	318,539	8,715,227
NetApp Inc.	59,018	5,297,456
Pure Storage Inc., Class A(a)	67,731	1,704,112
Quantum Corp.(a)	19,442	100,710
Super Micro Computer Inc.(a)	10,617	388,264
Turtle Beach Corp.(a)(b)	4,798	133,480
Western Digital Corp.(a)	81,339	4,590,773
Xerox Holdings Corp.	40,011	807,022

		623,044,863

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	39,893	1,931,220
Carter’s Inc.	11,287	1,097,548
Columbia Sportswear Co.	10,074	965,492
Crocs Inc.(a)	16,255	2,332,267
Deckers Outdoor Corp.(a)	7,186	2,588,397
Fossil Group Inc.(a)	10,747	127,352
G-III Apparel Group Ltd.(a)	11,312	320,130
Hanesbrands Inc.	95,738	1,642,864
Kontoor Brands Inc.	14,233	710,938
Lululemon Athletica Inc.(a)	30,108	12,184,708
Movado Group Inc.	4,380	137,926
Nike Inc., Class B	327,567	47,572,555

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Oxford Industries Inc.	4,626	$417,126
PLBY Group Inc.(a)(b)	4,196	98,900
PVH Corp.(a)	19,129	1,966,270
Ralph Lauren Corp.	12,441	1,381,449
Rocky Brands Inc.	2,570	122,358
Skechers U.S.A. Inc., Class A(a)	35,206	1,482,877
Steven Madden Ltd.	22,320	896,371
Tapestry Inc.	74,171	2,745,810
Under Armour Inc., Class A(a)(b)	50,563	1,020,361
Under Armour Inc., Class C, NVS(a)	51,457	901,527
VF Corp.	85,105	5,701,184
Wolverine World Wide Inc.	22,727	678,174

		89,023,804

Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)	15,124	779,491
Bridgewater Bancshares Inc.(a)	8,217	143,880
Capitol Federal Financial Inc.	39,563	454,579
Columbia Financial Inc.(a)(b)	13,235	244,848
Essent Group Ltd.	29,429	1,295,170
Federal Agricultural Mortgage Corp., Class C, NVS	2,539	275,532
Finance of America Companies Inc., Class A(a)(b)	19,994	98,970
Flagstar Bancorp. Inc.	14,392	730,826
Hingham Institution For Savings (The)	458	154,209
HomeStreet Inc.	5,342	219,823
Kearny Financial Corp./MD	24,703	307,058
Merchants Bancorp./IN	3,489	137,711
Meridian Bancorp. Inc.	13,269	275,464
Meta Financial Group Inc.	9,253	485,597
MGIC Investment Corp.	89,491	1,338,785
Mr Cooper Group Inc.(a)	19,672	809,896
New York Community Bancorp. Inc.	125,786	1,618,866
NMI Holdings Inc., Class A(a)	22,295	504,090
Northfield Bancorp. Inc.	14,009	240,394
Northwest Bancshares Inc.	35,751	474,773
PennyMac Financial Services Inc.	9,136	558,484
Premier Financial Corp.	8,992	286,305
Provident Financial Services Inc.	21,816	512,022
Radian Group Inc.	50,333	1,143,566
Rocket Companies Inc., Class A	31,209	500,592
Southern Missouri Bancorp. Inc.	2,574	115,547
TFS Financial Corp.	15,293	291,485
TrustCo Bank Corp. NY	5,288	169,057
UWM Holdings Corp.	14,008	97,356
Walker & Dunlop Inc.	7,916	898,466
Washington Federal Inc.	16,860	578,467
Waterstone Financial Inc.	8,324	170,559
WSFS Financial Corp.	12,688	651,021

		16,562,889

Tobacco — 0.5%
22nd Century Group Inc.(a)(b)	41,631	123,228
Altria Group Inc.	488,499	22,236,474
Philip Morris International Inc.	411,697	39,024,759
Turning Point Brands Inc.	3,895	185,986
Universal Corp./VA	6,692	323,424
Vector Group Ltd.	41,437	528,322

		62,422,193

Trading Companies & Distributors — 0.3%
Air Lease Corp.	28,543	1,122,882
Alta Equipment Group Inc.(a)	9,002	123,597

Security	Shares	Value

Trading Companies & Distributors (continued)
Applied Industrial Technologies Inc.	9,930	$894,991
Beacon Roofing Supply Inc.(a)	14,362	685,929
BlueLinx Holdings Inc.(a)	2,301	112,473
Boise Cascade Co.	9,693	523,228
CAI International Inc.	4,258	238,065
Core & Main Inc., Class A(a)	9,264	242,809
DXP Enterprises Inc./TX(a)	5,448	161,097
Fastenal Co.	151,174	7,802,090
GATX Corp.	9,083	813,473
Global Industrial Co.	3,377	127,955
GMS Inc.(a)	11,231	491,918
H&E Equipment Services Inc.	8,192	284,344
Herc Holdings Inc.(a)	6,356	1,038,952
McGrath RentCorp	6,189	445,299
MRC Global Inc.(a)	23,482	172,358
MSC Industrial Direct Co. Inc., Class A	12,424	996,281
NOW Inc.(a)	27,837	212,953
Rush Enterprises Inc., Class A	12,390	559,532
Rush Enterprises Inc., Class B	2,080	95,202
SiteOne Landscape Supply Inc.(a)	11,569	2,307,668
Textainer Group Holdings Ltd.(a)	11,963	417,628
Titan Machinery Inc.(a)(b)	5,753	149,060
Transcat Inc.(a)	2,752	177,449
Triton International Ltd.	16,953	882,234
United Rentals Inc.(a)	19,110	6,706,272
Univar Solutions Inc.(a)	46,296	1,102,771
Veritiv Corp.(a)	3,541	317,132
Watsco Inc.	8,575	2,269,117
WESCO International Inc.(a)	11,717	1,351,204
WW Grainger Inc.	12,111	4,760,350

		37,586,313

Water Utilities — 0.1%
American States Water Co.	10,263	877,692
American Water Works Co. Inc.	47,932	8,102,425
California Water Service Group	13,393	789,250
Essential Utilities Inc.	58,750	2,707,200
Middlesex Water Co.	5,085	522,636
Pure Cycle Corp.(a)	8,657	115,225
SJW Group	7,718	509,851
York Water Co. (The)	3,319	144,974

		13,769,253

Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)	13,728	237,494
Shenandoah Telecommunications Co.	13,393	422,951
T-Mobile U.S. Inc.(a)	155,589	19,878,051
Telephone and Data Systems Inc.	27,753	541,183
U.S. Cellular Corp.(a)	3,549	113,178

		21,192,857

Total Common Stocks — 99.8% (Cost: $7,318,327,613)		11,637,262,701

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)(b)	409	2,924

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par	Value

Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp., (Expires 09/01/25)(a)	204	$1,473

		4,397

Total Warrants — 0.0% (Cost: $68,578)		4,397

Corporate Bonds & Notes

Capital Markets — 0.0%
GAMCO Investors Inc., 4.00%, 06/15/23(g)	6,000	5,971

Total Corporate Bonds & Notes — 0.0% (Cost: $6,000)		5,971

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(h)(i)	182,729,625	182,820,990
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(h)	17,895,000	17,895,000

		200,715,990

Total Short-Term Investments — 1.7% (Cost: $200,603,688)		200,715,990

Total Investments in Securities — 101.5% (Cost: $7,519,005,879)		11,837,989,059

Other Assets, Less Liabilities — (1.5)%		(176,117,444)

Net Assets — 100.0%		$11,661,871,615

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Rounds to less than $1.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$126,273,904	$56,567,517	(a)	$—	$7,625	$(28,056)	$182,820,990	182,729,625	$371,187	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,515,000	3,380,000	(a)	—	—	—	17,895,000	17,895,000	752		—
BlackRock Inc.	30,134,273	1,255,832		(3,160,087)	1,330,448	2,128,302	31,688,768	37,785	324,147		—

					$1,338,073	$2,100,246	$232,404,758		$696,086		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) September 30, 2021	IShares® Russell 3000 ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	27	12/17/21	$2,971	$(52,118)
S&P 500 E-Mini Index	92	12/17/21	19,770	(751,615)

				$(803,733)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$803,733

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,948,308

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(833,344)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$20,240,725

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	IShares® Russell 3000 ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$11,637,249,863	$—	$12,838	$11,637,262,701
Warrants	4,397	—	—	4,397
Corporate Bonds & Notes	—	5,971	—	5,971
Money Market Funds	200,715,990	—	—	200,715,990

	$11,837,970,250	$5,971	$12,838	$11,837,989,059

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(803,733)	$—	$—	$(803,733)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)	170,151	$29,779,828
BWX Technologies Inc.	248,234	13,369,883
Curtiss-Wright Corp.	106,456	13,432,618
HEICO Corp.(b)	117,051	15,435,515
HEICO Corp., Class A(b)	205,212	24,303,257
Hexcel Corp.(a)	218,327	12,966,441
Howmet Aerospace Inc.	1,022,284	31,895,261
Huntington Ingalls Industries Inc.	102,823	19,851,008
Mercury Systems Inc.(a)	144,105	6,833,459
Spirit AeroSystems Holdings Inc., Class A	273,579	12,089,456
Textron Inc.	598,484	41,780,168
TransDigm Group Inc.(a)	136,005	84,944,643
Virgin Galactic Holdings Inc.(a)(b)	472,633	11,957,615

		318,639,152

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	351,109	30,546,483
Expeditors International of Washington Inc.	444,400	52,941,372
GXO Logistics Inc.(a)	254,075	19,929,643

		103,417,498

Airlines — 0.9%
Alaska Air Group Inc.(a)	319,026	18,694,924
American Airlines Group Inc.(a)	1,669,380	34,255,678
Copa Holdings SA, Class A, NVS(a)	80,917	6,585,025
Delta Air Lines Inc.(a)	1,683,355	71,727,757
JetBlue Airways Corp.(a)	827,021	12,645,151
Southwest Airlines Co.(a)	1,554,939	79,970,513
United Airlines Holdings Inc.(a)(b)	857,878	40,809,256

		264,688,304

Auto Components — 0.7%
Aptiv PLC(a)	713,022	106,218,887
BorgWarner Inc.	638,490	27,589,153
Gentex Corp.	631,397	20,823,473
Lear Corp.	160,306	25,084,683
QuantumScape Corp.(a)(b)	544,362	13,358,644

		193,074,840

Automobiles — 0.1%
Harley-Davidson Inc.	400,091	14,647,332
Thor Industries Inc.(b)	139,057	17,070,637

		31,717,969

Banks — 3.3%
Bank of Hawaii Corp.	103,591	8,512,072
Bank OZK	321,050	13,798,729
BOK Financial Corp.	79,829	7,148,687
Citizens Financial Group Inc.	1,123,321	52,773,621
Comerica Inc.	353,532	28,459,326
Commerce Bancshares Inc.	277,504	19,336,479
Cullen/Frost Bankers Inc.	149,124	17,689,089
East West Bancorp. Inc.	369,114	28,621,099
Fifth Third Bancorp	1,819,221	77,207,739
First Citizens BancShares Inc./NC, Class A(b)	15,791	13,314,497
First Hawaiian Inc.	340,038	9,980,115
First Horizon Corp.	1,428,155	23,264,645
First Republic Bank/CA	470,601	90,769,521
FNB Corp.	831,875	9,666,387
Huntington Bancshares Inc./OH	3,872,150	59,863,439
KeyCorp	2,518,669	54,453,624
M&T Bank Corp.	339,293	50,670,017

Security	Shares	Value

Banks (continued)
PacWest Bancorp	307,900	$13,954,028
People’s United Financial Inc.	1,110,774	19,405,222
Pinnacle Financial Partners Inc.	193,949	18,246,722
Popular Inc.	208,288	16,177,729
Prosperity Bancshares Inc.	233,524	16,610,562
Regions Financial Corp.	2,542,052	54,171,128
Signature Bank/New York NY	156,740	42,677,167
Sterling Bancorp./DE	499,155	12,458,909
SVB Financial Group(a)	149,547	96,738,963
Synovus Financial Corp.	384,918	16,894,051
Umpqua Holdings Corp.	574,575	11,635,144
Webster Financial Corp.	235,138	12,805,615
Western Alliance Bancorp	263,702	28,696,052
Wintrust Financial Corp.	152,907	12,289,136
Zions Bancorp. NA	421,729	26,100,808

		964,390,322

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	24,710	12,595,922
Brown-Forman Corp., Class A	118,042	7,397,692
Brown-Forman Corp., Class B, NVS	478,598	32,070,852
Molson Coors Beverage Co., Class B	477,752	22,158,138

		74,222,604

Biotechnology — 1.8%
Acceleron Pharma Inc.(a)(b)	140,347	24,153,719
Alnylam Pharmaceuticals Inc.(a)(b)	313,326	59,159,082
BioMarin Pharmaceutical Inc.(a)(b)	483,874	37,398,622
CureVac NV(a)(b)	138,785	7,580,437
Exact Sciences Corp.(a)(b)	450,735	43,022,656
Exelixis Inc.(a)	808,751	17,096,996
Horizon Therapeutics PLC(a)	572,836	62,748,455
Incyte Corp.(a)	490,063	33,706,533
Ionis Pharmaceuticals Inc.(a)(b)	364,897	12,238,645
Iovance Biotherapeutics Inc.(a)(b)	381,867	9,416,840
Mirati Therapeutics Inc.(a)	102,531	18,138,759
Natera Inc.(a)(b)	217,557	24,244,552
Neurocrine Biosciences Inc.(a)	244,159	23,417,290
Novavax Inc.(a)(b)	195,694	40,569,323
Sage Therapeutics Inc.(a)(b)	133,074	5,896,509
Sarepta Therapeutics Inc.(a)(b)	199,369	18,437,645
Seagen Inc.(a)	351,924	59,756,695
Ultragenyx Pharmaceutical Inc.(a)	168,363	15,184,659
United Therapeutics Corp.(a)	115,269	21,276,352

		533,443,769

Building Products — 1.8%
A O Smith Corp.	345,174	21,079,776
Advanced Drainage Systems Inc.	159,811	17,286,756
Allegion PLC	238,780	31,561,941
Armstrong World Industries Inc.	124,205	11,857,851
AZEK Co. Inc. (The)(a)(b)	294,859	10,771,199
Builders FirstSource Inc.(a)(b)	535,859	27,725,345
Carlisle Companies Inc.	134,295	26,696,503
Carrier Global Corp.	2,286,053	118,326,103
Fortune Brands Home & Security Inc.	367,083	32,824,562
Lennox International Inc.	87,671	25,790,178
Masco Corp.	650,939	36,159,662
Owens Corning	271,732	23,233,086
Trane Technologies PLC	630,457	108,848,401
Trex Co. Inc.(a)(b)	302,738	30,858,084

		523,019,447

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 3.8%
Affiliated Managers Group Inc.	108,365	$16,372,868
Ameriprise Financial Inc.	300,437	79,351,420
Apollo Global Management Inc.	476,564	29,351,577
Ares Management Corp., Class A	359,918	26,572,746
Carlyle Group Inc. (The)	424,709	20,080,241
Cboe Global Markets Inc.	278,023	34,435,929
Evercore Inc., Class A	100,135	13,385,045
FactSet Research Systems Inc.	99,682	39,352,460
Franklin Resources Inc.	758,511	22,542,947
Interactive Brokers Group Inc., Class A	211,465	13,182,728
Invesco Ltd.	872,040	21,024,884
Janus Henderson Group PLC	412,060	17,030,440
Jefferies Financial Group Inc.	571,921	21,235,427
KKR & Co. Inc.	1,470,168	89,503,828
Lazard Ltd., Class A	266,102	12,187,472
LPL Financial Holdings Inc.	208,276	32,649,346
MarketAxess Holdings Inc.	97,909	41,189,337
Morningstar Inc.	61,644	15,967,645
MSCI Inc.	211,018	128,370,690
Nasdaq Inc.	307,441	59,342,262
Northern Trust Corp.	542,972	58,537,811
Raymond James Financial Inc.	489,396	45,161,463
SEI Investments Co.	285,773	16,946,339
State Street Corp.	964,773	81,735,569
Stifel Financial Corp.	268,206	18,227,280
T Rowe Price Group Inc.	592,355	116,516,228
Tradeweb Markets Inc., Class A(b)	273,847	22,121,361
Virtu Financial Inc., Class A	243,804	5,956,132

		1,098,331,475

Chemicals — 2.5%
Albemarle Corp.	304,688	66,717,531
Ashland Global Holdings Inc.	143,554	12,793,533
Axalta Coating Systems Ltd.(a)	545,607	15,926,268
Celanese Corp.	293,678	44,239,654
CF Industries Holdings Inc.	559,365	31,223,754
Chemours Co. (The)	430,014	12,496,207
Corteva Inc.	1,942,521	81,741,284
Diversey Holdings Ltd.(a)(b)	133,991	2,149,216
Eastman Chemical Co.	360,169	36,283,425
Element Solutions Inc.	607,713	13,175,218
FMC Corp.	342,202	31,332,015
Huntsman Corp.	560,914	16,597,445
International Flavors & Fragrances Inc.	654,541	87,525,223
LyondellBasell Industries NV, Class A	692,384	64,980,238
Mosaic Co. (The)	904,513	32,309,204
NewMarket Corp.	17,510	5,931,863
Olin Corp.	375,211	18,103,931
PPG Industries Inc.	625,504	89,453,327
RPM International Inc.	340,044	26,404,417
Scotts Miracle-Gro Co. (The)	107,286	15,702,379
Valvoline Inc.	473,151	14,752,848
Westlake Chemical Corp.	86,603	7,892,997

		727,731,977

Commercial Services & Supplies — 1.1%
ADT Inc.	431,488	3,490,738
Cintas Corp.	230,831	87,868,128
Clean Harbors Inc.(a)	132,290	13,740,962
Copart Inc.(a)	551,032	76,439,159
Driven Brands Holdings Inc.(a)	148,843	4,300,074

Security	Shares	Value

Commercial Services & Supplies (continued)
IAA Inc.(a)	352,577	$19,240,127
MSA Safety Inc.	95,775	13,954,418
Republic Services Inc.	554,739	66,601,964
Rollins Inc.	591,708	20,905,044
Stericycle Inc.(a)(b)	239,035	16,247,209

		322,787,823

Communications Equipment — 0.9%
Arista Networks Inc.(a)(b)	159,016	54,644,258
Ciena Corp.(a)	402,251	20,655,589
CommScope Holding Co. Inc.(a)(b)	531,920	7,228,793
F5 Networks Inc.(a)	158,702	31,546,784
Juniper Networks Inc.	847,415	23,320,861
Lumentum Holdings Inc.(a)(b)	197,623	16,509,425
Motorola Solutions Inc.	437,297	101,592,839
Ubiquiti Inc.	17,157	5,124,281
Viasat Inc.(a)	183,740	10,118,562

		270,741,392

Construction & Engineering — 0.3%
AECOM(a)	360,174	22,744,988
MasTec Inc.(a)	146,649	12,652,876
Quanta Services Inc.	363,043	41,321,554
Valmont Industries Inc.	54,508	12,815,921

		89,535,339

Construction Materials — 0.5%
Eagle Materials Inc.	107,466	14,095,241
Martin Marietta Materials Inc.	164,096	56,068,321
Vulcan Materials Co.	348,911	59,021,785

		129,185,347

Consumer Finance — 1.1%
Ally Financial Inc.	951,879	48,593,423
Credit Acceptance Corp.(a)(b)	23,048	13,489,994
Discover Financial Services	790,837	97,154,326
OneMain Holdings Inc.	274,317	15,177,960
Santander Consumer USA Holdings Inc.	157,477	6,566,791
SLM Corp.	805,090	14,169,584
Synchrony Financial	1,501,849	73,410,379
Upstart Holdings Inc.(a)	119,469	37,804,770

		306,367,227

Containers & Packaging — 1.5%
Amcor PLC	4,027,120	46,674,321
AptarGroup Inc.	175,700	20,969,795
Ardagh Group SA	58,648	1,494,937
Avery Dennison Corp.	216,317	44,823,046
Ball Corp.	847,246	76,226,723
Berry Global Group Inc.(a)(b)	352,768	21,476,516
Crown Holdings Inc.	333,687	33,628,976
Graphic Packaging Holding Co.	746,851	14,220,043
International Paper Co.	1,032,362	57,729,683
Packaging Corp. of America	244,993	33,671,838
Sealed Air Corp.	395,547	21,672,020
Silgan Holdings Inc.	220,229	8,447,984
Sonoco Products Co.	262,221	15,623,127
Westrock Co.	692,128	34,488,738

		431,147,747

Distributors — 0.4%
Genuine Parts Co.	373,789	45,314,440
LKQ Corp.(a)(b)	718,613	36,160,606

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
Pool Corp.	102,987	$44,738,583

		126,213,629

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions Inc.(a)(b)	162,429	22,645,851
Chegg Inc.(a)(b)	373,049	25,374,793
frontdoor Inc.(a)	224,097	9,389,664
Grand Canyon Education Inc.(a)	119,831	10,540,335
H&R Block Inc.	474,549	11,863,725
Mister Car Wash Inc.(a)	108,930	1,987,972
Service Corp. International	427,833	25,781,217
Terminix Global Holdings Inc.(a)	336,104	14,005,454

		121,589,011

Diversified Financial Services — 0.2%
Equitable Holdings Inc.	975,385	28,910,412
Voya Financial Inc.	297,647	18,272,549

		47,182,961

Diversified Telecommunication Services — 0.1%
Lumen Technologies Inc.	2,921,831	36,201,486

Electric Utilities — 2.0%
Alliant Energy Corp.	663,667	37,152,079
Avangrid Inc.	147,514	7,169,180
Edison International	984,955	54,635,454
Entergy Corp.	524,133	52,051,648
Evergy Inc.	606,510	37,724,922
Eversource Energy	904,172	73,925,103
FirstEnergy Corp.	1,437,559	51,205,851
Hawaiian Electric Industries Inc.	275,414	11,245,154
IDACORP Inc.	131,491	13,593,540
NRG Energy Inc.	636,566	25,990,990
OGE Energy Corp.	521,308	17,182,312
PG&E Corp.(a)(b)	3,948,867	37,909,123
Pinnacle West Capital Corp.	301,176	21,793,095
PPL Corp.	2,035,576	56,751,859
Xcel Energy Inc.	1,415,241	88,452,562

		586,782,872

Electrical Equipment — 1.4%
Acuity Brands Inc.	92,536	16,042,966
AMETEK Inc.	606,719	75,239,223
ChargePoint Holdings Inc.(a)(b)	276,353	5,524,297
Generac Holdings Inc.(a)	161,799	66,122,397
Hubbell Inc.	144,511	26,108,802
nVent Electric PLC	435,007	14,063,776
Plug Power Inc.(a)(b)	1,354,122	34,584,276
Regal Beloit Corp.	105,819	15,908,829
Rockwell Automation Inc.	306,668	90,172,659
Sensata Technologies Holding PLC(a)(b)	406,135	22,223,707
Shoals Technologies Group Inc., Class A(a)(b)	268,218	7,477,918
Sunrun Inc.(a)(b)	532,839	23,444,916
Vertiv Holdings Co.	730,641	17,601,142

		414,514,908

Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A	1,535,490	112,443,933
Arrow Electronics Inc.(a)	188,706	21,189,797
Avnet Inc.	259,133	9,580,147
CDW Corp./DE	362,641	66,007,915
Cognex Corp.	453,735	36,398,622
Coherent Inc.(a)	63,822	15,961,244
Corning Inc.	2,002,066	73,055,388

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
IPG Photonics Corp.(a)(b)	94,554	$14,977,354
Jabil Inc.	375,329	21,907,954
Keysight Technologies Inc.(a)	488,528	80,260,265
Littelfuse Inc.	62,575	17,099,870
National Instruments Corp.	357,209	14,013,309
SYNNEX Corp.	108,723	11,318,064
Teledyne Technologies Inc.(a)	120,528	51,776,418
Trimble Inc.(a)	661,590	54,415,778
Vontier Corp.	444,489	14,934,830
Zebra Technologies Corp., Class A(a)	140,303	72,314,972

		687,655,860

Energy Equipment & Services — 0.4%
Baker Hughes Co.	1,930,113	47,731,694
Halliburton Co.	2,342,156	50,637,413
NOV Inc.(a)	1,017,935	13,345,128

		111,714,235

Entertainment — 1.2%
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	67,416	3,171,923
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	518,099	26,635,470
Live Nation Entertainment Inc.(a)(b)	351,460	32,028,550
Madison Square Garden Sports Corp.(a)(b)	49,190	9,146,880
Playtika Holding Corp.(a)(b)	274,656	7,588,745
Roku Inc.(a)	306,196	95,946,517
Skillz Inc.(a)(b)	769,408	7,555,586
Spotify Technology SA(a)(b)	359,204	80,943,029
Take-Two Interactive Software Inc.(a)	305,599	47,083,638
World Wrestling Entertainment Inc., Class A	116,215	6,538,256
Zynga Inc., Class A(a)(b)	2,664,571	20,064,220

		336,702,814

Equity Real Estate Investment Trusts (REITs) — 7.1%
Alexandria Real Estate Equities Inc.	404,702	77,326,411
American Campus Communities Inc.	357,919	17,341,176
American Homes 4 Rent, Class A	740,297	28,220,122
Americold Realty Trust	690,906	20,070,819
Apartment Income REIT Corp.	410,372	20,030,257
AvalonBay Communities Inc.	366,988	81,339,220
Boston Properties Inc.	413,085	44,757,760
Brixmor Property Group Inc.	773,569	17,103,611
Camden Property Trust	257,042	37,905,984
CoreSite Realty Corp.	116,687	16,165,817
Cousins Properties Inc.	387,268	14,441,224
CubeSmart	525,113	25,441,725
CyrusOne Inc.	327,758	25,371,747
Douglas Emmett Inc.	434,571	13,736,789
Duke Realty Corp.	989,537	47,369,136
EPR Properties	193,333	9,546,784
Equity LifeStyle Properties Inc.	461,243	36,023,078
Equity Residential	970,858	78,561,829
Essex Property Trust Inc.	171,312	54,775,299
Extra Space Storage Inc.	346,353	58,183,840
Federal Realty Investment Trust	201,667	23,794,689
First Industrial Realty Trust Inc.	336,294	17,514,191
Gaming and Leisure Properties Inc.	576,077	26,683,887
Healthcare Trust of America Inc., Class A	568,480	16,861,117
Healthpeak Properties Inc.	1,425,113	47,712,783
Highwoods Properties Inc.	268,479	11,775,489
Host Hotels & Resorts Inc.(a)	1,863,908	30,437,618

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hudson Pacific Properties Inc.	383,972	$10,086,944
Invitation Homes Inc.	1,523,488	58,395,295
Iron Mountain Inc.	748,676	32,529,972
JBG SMITH Properties	323,543	9,580,108
Kilroy Realty Corp.	303,313	20,082,354
Kimco Realty Corp.	1,518,614	31,511,240
Lamar Advertising Co., Class A	225,361	25,567,205
Life Storage Inc.	207,619	23,822,204
Medical Properties Trust Inc.	1,543,311	30,974,252
Mid-America Apartment Communities Inc.	304,850	56,930,737
National Retail Properties Inc.	456,173	19,702,112
Omega Healthcare Investors Inc.	632,329	18,944,577
Park Hotels & Resorts Inc.(a)	613,339	11,739,308
Rayonier Inc.	365,839	13,053,136
Realty Income Corp.	1,029,595	66,779,532
Regency Centers Corp.	441,672	29,737,776
Rexford Industrial Realty Inc.	360,778	20,474,151
SBA Communications Corp.	284,996	94,211,128
Simon Property Group Inc.	857,459	111,443,946
SL Green Realty Corp.	174,495	12,361,226
Spirit Realty Capital Inc.	313,718	14,443,577
STORE Capital Corp.	638,019	20,435,749
Sun Communities Inc.	302,716	56,032,732
UDR Inc.	782,513	41,457,539
Ventas Inc.	1,037,692	57,290,975
VEREIT Inc.	605,094	27,368,402
VICI Properties Inc.	1,551,646	44,082,263
Vornado Realty Trust	458,340	19,254,863
Welltower Inc.	1,117,254	92,061,730
Weyerhaeuser Co.	1,975,770	70,278,139
WP Carey Inc.	482,807	35,264,223

		2,074,389,797

Food & Staples Retailing — 0.5%
Albertsons Companies Inc., Class A	402,455	12,528,424
Casey’s General Stores Inc.	96,194	18,127,759
Grocery Outlet Holding Corp.(a)	228,253	4,923,417
Kroger Co. (The)	1,968,693	79,594,258
U.S. Foods Holding Corp.(a)	576,913	19,995,805

		135,169,663

Food Products — 2.1%
Archer-Daniels-Midland Co.	1,464,957	87,912,070
Beyond Meat Inc.(a)(b)	149,759	15,763,632
Bunge Ltd.	359,352	29,222,505
Campbell Soup Co.	522,262	21,835,774
Conagra Brands Inc.	1,240,424	42,013,161
Darling Ingredients Inc.(a)	423,285	30,434,191
Flowers Foods Inc.	489,738	11,572,509
Freshpet Inc.(a)(b)	106,645	15,217,175
Hain Celestial Group Inc. (The)(a)(b)	228,900	9,792,342
Hershey Co. (The)	385,873	65,309,005
Hormel Foods Corp.	750,934	30,788,294
Ingredion Inc.	175,156	15,590,636
JM Smucker Co. (The)	276,525	33,191,296
Kellogg Co.	666,660	42,612,907
Lamb Weston Holdings Inc.	389,113	23,879,865
McCormick & Co. Inc./MD, NVS	658,828	53,384,833
Pilgrim’s Pride Corp.(a)	124,181	3,611,183
Post Holdings Inc.(a)(b)	154,164	16,982,706
Seaboard Corp.	725	2,972,493

Security	Shares	Value

Food Products (continued)
Tyson Foods Inc., Class A	758,751	$59,895,804

		611,982,381

Gas Utilities — 0.2%
Atmos Energy Corp.	343,784	30,321,749
National Fuel Gas Co.	227,957	11,972,301
UGI Corp.	555,998	23,696,635

		65,990,685

Health Care Equipment & Supplies — 3.7%
ABIOMED Inc.(a)	115,918	37,733,627
Cooper Companies Inc. (The)	126,631	52,337,859
DENTSPLY SIRONA Inc.	577,197	33,506,286
Dexcom Inc.(a)(b)	253,871	138,831,895
Envista Holdings Corp.(a)	419,921	17,556,897
Figs Inc., Class A(a)(b)	99,904	3,710,434
Globus Medical Inc., Class A(a)	207,258	15,880,108
Hill-Rom Holdings Inc.	174,434	26,165,100
Hologic Inc.(a)	662,931	48,930,937
ICU Medical Inc.(a)	51,592	12,040,541
IDEXX Laboratories Inc.(a)	222,692	138,492,155
Insulet Corp.(a)	174,830	49,691,931
Integra LifeSciences Holdings Corp.(a)(b)	188,872	12,933,954
Masimo Corp.(a)	130,759	35,397,769
Novocure Ltd.(a)	270,155	31,383,906
Penumbra Inc.(a)	88,392	23,556,468
Quidel Corp.(a)(b)	98,186	13,858,954
ResMed Inc.	378,715	99,810,338
STERIS PLC	225,303	46,024,897
Tandem Diabetes Care Inc.(a)(b)	159,623	19,055,794
Teleflex Inc.	122,592	46,162,018
West Pharmaceutical Services Inc.	193,759	82,258,446
Zimmer Biomet Holdings Inc.	548,988	80,349,884

		1,065,670,198

Health Care Providers & Services — 1.8%
Acadia Healthcare Co. Inc.(a)	231,051	14,736,433
agilon health Inc.(a)(b)	179,972	4,717,066
Amedisys Inc.(a)	83,793	12,493,536
AmerisourceBergen Corp.	388,737	46,434,635
Cardinal Health Inc.	769,244	38,046,808
Chemed Corp.	40,589	18,878,756
DaVita Inc.(a)	182,681	21,238,493
Encompass Health Corp.	254,917	19,128,972
Guardant Health Inc.(a)(b)	235,028	29,380,850
Henry Schein Inc.(a)	368,013	28,027,870
Laboratory Corp. of America Holdings(a)	254,794	71,709,223
McKesson Corp.	409,443	81,634,745
Molina Healthcare Inc.(a)	150,722	40,892,386
Oak Street Health Inc.(a)(b)	259,006	11,015,525
Premier Inc., Class A	317,834	12,319,246
Quest Diagnostics Inc.	322,079	46,801,300
Signify Health Inc., Class A(a)(b)	166,912	2,982,717
Universal Health Services Inc., Class B	194,853	26,961,810

		527,400,371

Health Care Technology — 0.8%
Cerner Corp.	781,301	55,097,346
Certara Inc.(a)(b)	219,585	7,268,263
Change Healthcare Inc.(a)	662,889	13,880,896
Teladoc Health Inc.(a)(b)	399,253	50,629,273
Veeva Systems Inc., Class A(a)	361,758	104,247,803

		231,123,581

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.7%
Aramark	597,614	$19,637,596
Boyd Gaming Corp.(a)	214,458	13,566,613
Caesars Entertainment Inc.(a)(b)	538,851	60,502,190
Carnival Corp.(a)	2,246,223	56,178,037
Chipotle Mexican Grill Inc.(a)	73,827	134,182,049
Choice Hotels International Inc.	91,002	11,499,923
Churchill Downs Inc.	96,593	23,190,047
Darden Restaurants Inc.	340,059	51,508,737
Domino’s Pizza Inc.	96,990	46,260,350
DraftKings Inc., Class A(a)(b)	795,034	38,288,837
Expedia Group Inc.(a)	383,197	62,805,988
Hilton Worldwide Holdings Inc.(a)	721,160	95,272,448
Hyatt Hotels Corp., Class A(a)	124,596	9,606,352
Marriott Vacations Worldwide Corp.	108,809	17,118,920
MGM Resorts International	1,059,167	45,703,056
Norwegian Cruise Line Holdings Ltd.(a)(b)	964,270	25,755,652
Penn National Gaming Inc.(a)(b)	408,619	29,608,533
Planet Fitness Inc., Class A(a)(b)	217,658	17,097,036
Royal Caribbean Cruises Ltd.(a)	574,022	51,059,257
Six Flags Entertainment Corp.(a)	200,684	8,529,070
Travel + Leisure Co.	221,394	12,072,615
Vail Resorts Inc.(a)	104,361	34,861,792
Wendy’s Co. (The)	465,564	10,093,427
Wyndham Hotels & Resorts Inc.	239,745	18,505,917
Wynn Resorts Ltd.(a)(b)	281,509	23,857,888
Yum China Holdings Inc.	1,108,372	64,407,497
Yum! Brands Inc.	785,156	96,032,430

		1,077,202,257

Household Durables — 1.5%
DR Horton Inc.	875,602	73,524,300
Garmin Ltd.	399,685	62,135,030
Leggett & Platt Inc.	347,369	15,576,026
Lennar Corp., Class A	715,016	66,982,699
Lennar Corp., Class B	42,908	3,329,232
Mohawk Industries Inc.(a)	147,750	26,210,850
Newell Brands Inc.	1,015,474	22,482,594
NVR Inc.(a)	8,545	40,965,414
PulteGroup Inc.	682,993	31,363,038
Tempur Sealy International Inc.	476,631	22,120,445
Toll Brothers Inc.	292,984	16,199,085
TopBuild Corp.(a)	86,216	17,657,899
Whirlpool Corp.	162,820	33,192,485

		431,739,097

Household Products — 0.4%
Church & Dwight Co. Inc.	648,295	53,529,718
Clorox Co. (The)	324,702	53,773,898
Reynolds Consumer Products Inc.	151,712	4,147,806
Spectrum Brands Holdings Inc.	109,361	10,462,567

		121,913,989

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	1,750,210	39,957,294
Brookfield Renewable Corp., Class A	333,674	12,949,888
Vistra Corp.	1,251,396	21,398,872

		74,306,054

Insurance — 3.7%
Aflac Inc.	1,751,489	91,305,122
Alleghany Corp.(a)	35,199	21,978,608
American Financial Group Inc./OH	177,017	22,274,049
Arch Capital Group Ltd.(a)	1,007,454	38,464,594

Security	Shares	Value

Insurance (continued)
Arthur J Gallagher & Co.	541,358	$80,472,867
Assurant Inc.	154,183	24,322,368
Assured Guaranty Ltd.	185,614	8,688,591
Athene Holding Ltd., Class A(a)	302,526	20,834,966
Axis Capital Holdings Ltd.	202,341	9,315,780
Brighthouse Financial Inc.(a)	224,949	10,174,443
Brown & Brown Inc.	613,089	33,995,785
Cincinnati Financial Corp.	396,508	45,289,144
CNA Financial Corp.	74,827	3,139,741
Erie Indemnity Co., Class A, NVS	65,549	11,695,253
Everest Re Group Ltd.	103,651	25,993,598
Fidelity National Financial Inc.	720,556	32,670,009
First American Financial Corp.	277,179	18,584,852
Globe Life Inc.	264,518	23,550,037
GoHealth Inc., Class A(a)(b)	165,843	834,190
Hanover Insurance Group Inc. (The)	93,260	12,088,361
Hartford Financial Services Group Inc. (The)	916,116	64,357,149
Kemper Corp.	159,294	10,639,246
Lemonade Inc.(a)(b)	99,855	6,691,284
Lincoln National Corp.	494,107	33,969,856
Loews Corp.	572,722	30,886,897
Markel Corp.(a)	35,473	42,394,846
Mercury General Corp.	71,093	3,957,747
Old Republic International Corp.	728,521	16,850,691
Primerica Inc.	102,365	15,726,335
Principal Financial Group Inc.	700,473	45,110,461
Prudential Financial Inc.	1,021,101	107,419,825
Reinsurance Group of America Inc.	177,033	19,696,692
RenaissanceRe Holdings Ltd.	123,135	17,165,019
Unum Group	533,170	13,361,240
W R Berkley Corp.	360,175	26,357,606
White Mountains Insurance Group Ltd.(b)	7,890	8,439,223
Willis Towers Watson PLC	338,463	78,679,109

		1,077,375,584

Interactive Media & Services — 1.4%
IAC/InterActiveCorp.(a)	199,497	25,992,464
Match Group Inc.(a)(b)	726,441	114,043,973
Pinterest Inc., Class A(a)	1,465,482	74,666,308
TripAdvisor Inc.(a)	257,070	8,701,819
Twitter Inc.(a)	2,051,369	123,882,174
Vimeo Inc.(a)(b)	379,990	11,160,306
Zillow Group Inc., Class A(a)(b)	155,204	13,747,970
Zillow Group Inc., Class C, NVS(a)(b)	447,397	39,433,572

		411,628,586

Internet & Direct Marketing Retail — 0.7%
DoorDash Inc., Class A(a)(b)	378,824	78,030,168
Etsy Inc.(a)	334,318	69,524,771
Qurate Retail Inc., Series A	971,122	9,895,733
Wayfair Inc., Class A(a)(b)	198,904	50,821,961

		208,272,633

IT Services — 3.5%
Akamai Technologies Inc.(a)(b)	425,151	44,466,543
Alliance Data Systems Corp.	130,570	13,173,207
Amdocs Ltd.	337,566	25,557,122
Broadridge Financial Solutions Inc.	302,252	50,367,273
Cloudflare Inc., Class A(a)(b)	682,765	76,913,477
Concentrix Corp.(a)	110,123	19,491,771
DXC Technology Co.(a)	661,278	22,225,553
EPAM Systems Inc.(a)	141,762	80,872,386

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Euronet Worldwide Inc.(a)	132,280	$16,836,598
Fastly Inc., Class A(a)(b)	276,242	11,171,226
FleetCor Technologies Inc.(a)	215,388	56,274,423
Gartner Inc.(a)	214,973	65,325,995
Genpact Ltd.	478,623	22,739,379
Globant SA(a)	106,777	30,005,405
GoDaddy Inc., Class A(a)(b)	445,481	31,050,026
Jack Henry & Associates Inc.	196,314	32,207,275
MongoDB Inc.(a)(b)	162,672	76,701,475
Okta Inc.(a)(b)	326,105	77,397,761
Paychex Inc.	847,248	95,273,038
Paysafe Ltd.(a)(b)	1,100,910	8,532,052
Sabre Corp.(a)	829,161	9,817,266
Shift4 Payments Inc., Class A(a)(b)	112,186	8,696,659
SolarWinds Corp.	91,596	1,532,401
StoneCo Ltd., Class A(a)	588,046	20,416,957
Switch Inc., Class A	299,462	7,603,340
VeriSign Inc.(a)	260,460	53,396,905
Western Union Co. (The)	1,091,627	22,072,698
WEX Inc.(a)(b)	116,541	20,527,532
Wix.com Ltd.(a)(b)	141,268	27,684,290

		1,028,330,033

Leisure Products — 0.6%
Brunswick Corp./DE	202,998	19,339,620
Hasbro Inc.	334,120	29,810,186
Hayward Holdings Inc.(a)(b)	100,240	2,229,338
Mattel Inc.(a)	909,518	16,880,654
Peloton Interactive Inc., Class A(a)(b)	693,481	60,367,521
Polaris Inc.	150,506	18,009,548
YETI Holdings Inc.(a)(b)	223,626	19,162,512

		165,799,379

Life Sciences Tools & Services — 2.9%
10X Genomics Inc., Class A(a)(b)	221,773	32,285,713
Adaptive Biotechnologies Corp.(a)(b)	284,341	9,664,750
Agilent Technologies Inc.	800,539	126,108,909
Avantor Inc.(a)(b)	1,531,645	62,644,280
Bio-Rad Laboratories Inc., Class A(a)	56,227	41,942,531
Bio-Techne Corp.	101,285	49,079,672
Bruker Corp.	267,197	20,868,086
Charles River Laboratories International Inc.(a)	130,464	53,838,579
IQVIA Holdings Inc.(a)	501,653	120,165,960
Maravai LifeSciences Holdings Inc., Class A(a)	268,577	13,181,759
Mettler-Toledo International Inc.(a)(b)	60,437	83,243,506
PerkinElmer Inc.(b)	293,130	50,796,498
PPD Inc.(a)	418,799	19,595,605
QIAGEN NV(a)(b)	593,998	30,697,817
Repligen Corp.(a)	143,742	41,540,000
Sotera Health Co.(a)(b)	262,693	6,869,422
Syneos Health Inc.(a)	265,910	23,261,807
Waters Corp.(a)(b)	161,482	57,697,519

		843,482,413

Machinery — 3.8%
AGCO Corp.	162,853	19,954,378
Allison Transmission Holdings Inc.	284,660	10,054,191
Colfax Corp.(a)(b)	308,911	14,179,015
Crane Co.	128,868	12,217,975
Cummins Inc.	379,237	85,161,461
Donaldson Co. Inc.	328,146	18,838,862
Dover Corp.	379,018	58,937,299

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	339,771	$11,779,861
Fortive Corp.	862,529	60,868,671
Gates Industrial Corp. PLC(a)	251,998	4,100,007
Graco Inc.	446,192	31,220,054
IDEX Corp.	201,008	41,598,606
Ingersoll Rand Inc.(a)	1,071,790	54,028,934
ITT Inc.	224,775	19,294,686
Lincoln Electric Holdings Inc.	149,875	19,302,401
Middleby Corp. (The)(a)(b)	147,059	25,075,030
Nordson Corp.	151,797	36,150,456
Oshkosh Corp.	178,260	18,248,476
Otis Worldwide Corp.	1,130,535	93,020,420
PACCAR Inc.	896,414	70,744,993
Parker-Hannifin Corp.	338,113	94,543,157
Pentair PLC	432,560	31,416,833
Snap-on Inc.	139,361	29,119,481
Stanley Black & Decker Inc.	424,304	74,384,734
Timken Co. (The)	167,735	10,973,224
Toro Co. (The)	285,805	27,840,265
Westinghouse Air Brake Technologies Corp.	481,163	41,481,062
Woodward Inc.	149,870	16,965,284
Xylem Inc./NY	472,817	58,478,007

		1,089,977,823

Marine — 0.0%
Kirby Corp.(a)	155,657	7,465,310

Media — 1.6%
Altice USA Inc., Class A(a)	558,639	11,575,000
Cable One Inc.	14,205	25,755,512
Discovery Inc., Class A(a)(b)	426,329	10,820,230
Discovery Inc., Class C, NVS(a)(b)	824,141	20,001,902
DISH Network Corp., Class A(a)(b)	649,740	28,237,700
Fox Corp., Class A, NVS	842,172	33,779,519
Fox Corp., Class B	397,319	14,748,481
Interpublic Group of Companies Inc. (The)	1,026,687	37,648,612
Liberty Broadband Corp., Class A(a)	64,732	10,897,632
Liberty Broadband Corp., Class C, NVS(a)	382,156	65,998,341
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	208,805	9,849,332
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	423,574	20,107,058
New York Times Co. (The), Class A	430,887	21,229,803
News Corp., Class A, NVS	1,016,771	23,924,622
News Corp., Class B	330,889	7,686,551
Nexstar Media Group Inc., Class A	107,545	16,342,538
Omnicom Group Inc.	564,270	40,887,004
Sirius XM Holdings Inc.	2,354,978	14,365,366
ViacomCBS Inc., Class A	13,960	587,297
ViacomCBS Inc., Class B, NVS	1,537,201	60,734,812

		475,177,312

Metals & Mining — 0.7%
Alcoa Corp.(a)	490,557	24,007,860
Cleveland-Cliffs Inc.(a)	1,193,667	23,646,543
Nucor Corp.	776,327	76,460,446
Reliance Steel & Aluminum Co.	165,387	23,554,416
Royal Gold Inc.	170,942	16,323,252
Steel Dynamics Inc.	512,151	29,950,590
United States Steel Corp.	697,143	15,316,232

		209,259,339

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,368,644	$21,583,516
Annaly Capital Management Inc.	3,653,614	30,763,430
New Residential Investment Corp.	1,130,596	12,436,556
Starwood Property Trust Inc.	715,768	17,471,897

		82,255,399

Multi-Utilities — 1.6%
Ameren Corp.	672,636	54,483,516
CenterPoint Energy Inc.	1,568,301	38,580,205
CMS Energy Corp.	755,081	45,100,988
Consolidated Edison Inc.	935,751	67,926,165
DTE Energy Co.	508,733	56,830,563
MDU Resources Group Inc.	520,335	15,438,339
NiSource Inc.	1,046,253	25,350,710
Public Service Enterprise Group Inc.	1,327,981	80,874,043
WEC Energy Group Inc.	831,318	73,322,248

		457,906,777

Multiline Retail — 0.3%
Dollar Tree Inc.(a)	611,562	58,538,715
Kohl’s Corp.	419,088	19,734,854
Nordstrom Inc.(a)(b)	285,796	7,559,304
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	170,451	10,274,786

		96,107,659

Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.	873,400	9,100,828
APA Corp.	988,847	21,190,991
Cabot Oil & Gas Corp.	1,025,479	22,314,423
Cheniere Energy Inc.(a)	619,081	60,465,641
Cimarex Energy Co.	262,617	22,900,203
Continental Resources Inc./OK(b)	169,887	7,840,285
Devon Energy Corp.	1,763,787	62,632,077
Diamondback Energy Inc.	474,602	44,930,571
DTE Midstream LLC(a)	254,459	11,766,184
EQT Corp.(a)	727,606	14,886,819
Hess Corp.	731,894	57,168,240
HollyFrontier Corp.	390,962	12,952,571
Marathon Oil Corp.	2,052,076	28,051,879
Marathon Petroleum Corp.	1,684,853	104,140,764
New Fortress Energy Inc.	69,220	1,920,855
Occidental Petroleum Corp.	2,230,170	65,968,429
ONEOK Inc.	1,170,580	67,881,934
Phillips 66	1,150,464	80,566,994
Pioneer Natural Resources Co.	570,434	94,982,965
Targa Resources Corp.	590,067	29,037,197
Texas Pacific Land Corp.	15,330	18,539,489
Valero Energy Corp.	1,078,808	76,131,481
Williams Companies Inc. (The)	3,199,296	82,989,738

		998,360,558

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	250,672	15,383,741

Personal Products — 0.1%
Coty Inc., Class A(a)	899,460	7,069,756
Herbalife Nutrition Ltd.(a)(b)	280,543	11,889,412

		18,959,168

Pharmaceuticals — 0.8%
Catalent Inc.(a)	425,247	56,587,618
Elanco Animal Health Inc.(a)(b)	1,179,771	37,622,897
Jazz Pharmaceuticals PLC(a)	158,183	20,597,008
Nektar Therapeutics(a)(b)	484,739	8,705,913

Security	Shares	Value

Pharmaceuticals (continued)
Organon & Co.	663,115	$21,743,541
Perrigo Co. PLC	348,988	16,517,602
Royalty Pharma PLC, Class A	864,069	31,227,454
Viatris Inc.	3,200,343	43,364,648

		236,366,681

Professional Services — 2.3%
Booz Allen Hamilton Holding Corp.	351,861	27,920,170
CACI International Inc., Class A(a)	60,745	15,921,264
Clarivate PLC(a)(b)	1,148,613	25,154,625
CoStar Group Inc.(a)	1,030,432	88,678,978
Dun & Bradstreet Holdings Inc.(a)(b)	418,372	7,032,833
Equifax Inc.	319,268	80,908,897
FTI Consulting Inc.(a)(b)	87,611	11,801,202
IHS Markit Ltd.	981,713	114,487,370
Jacobs Engineering Group Inc.	342,145	45,344,477
Legalzoomcom Inc.(a)(b)	49,952	1,318,733
Leidos Holdings Inc.	371,179	35,681,437
ManpowerGroup Inc.	141,521	15,323,894
Nielsen Holdings PLC	931,931	17,883,756
Robert Half International Inc.	287,910	28,886,010
Science Applications International Corp.	151,280	12,943,517
TransUnion	505,614	56,785,508
Verisk Analytics Inc.	418,373	83,787,561

		669,860,232

Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)	879,877	85,664,825
Howard Hughes Corp. (The)(a)	109,054	9,576,032
Jones Lang LaSalle Inc.(a)(b)	133,436	33,104,137
Opendoor Technologies Inc.(a)(b)	1,187,282	24,374,899

		152,719,893

Road & Rail — 1.1%
AMERCO	23,386	15,108,058
JB Hunt Transport Services Inc.	223,254	37,332,534
Kansas City Southern	238,902	64,656,437
Knight-Swift Transportation Holdings Inc.	420,649	21,516,196
Landstar System Inc.	99,950	15,774,109
Lyft Inc., Class A(a)	755,636	40,494,533
Old Dominion Freight Line Inc.	269,534	77,081,333
Ryder System Inc.	135,950	11,244,425
Schneider National Inc., Class B	125,326	2,849,913
TuSimple Holdings Inc., Class A(a)(b)	93,623	3,476,222
XPO Logistics Inc.(a)(b)	253,939	20,208,466

		309,742,226

Semiconductors & Semiconductor Equipment — 2.8%
Allegro MicroSystems Inc.(a)(b)	105,864	3,383,413
Brooks Automation Inc.	192,121	19,663,584
Cirrus Logic Inc.(a)	150,410	12,386,264
Enphase Energy Inc.(a)	347,648	52,136,771
Entegris Inc.	352,395	44,366,531
First Solar Inc.(a)	278,011	26,538,930
Marvell Technology Inc.	2,155,410	129,992,777
Microchip Technology Inc.	707,721	108,628,096
MKS Instruments Inc.	144,637	21,827,170
Monolithic Power Systems Inc.	117,463	56,931,967
ON Semiconductor Corp.(a)	1,110,198	50,813,763
Qorvo Inc.(a)	292,934	48,975,635
Skyworks Solutions Inc.	434,000	71,514,520
Teradyne Inc.	438,720	47,895,062
Universal Display Corp.	115,800	19,797,168

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx Inc.	647,680	$97,793,203

		812,644,854

Software — 8.3%
Alteryx Inc., Class A(a)(b)	153,949	11,253,672
Anaplan Inc.(a)	372,538	22,683,839
ANSYS Inc.(a)(b)	230,136	78,349,801
Aspen Technology Inc.(a)(b)	181,438	22,280,586
Avalara Inc.(a)(b)	222,041	38,806,106
Bentley Systems Inc., Class B(b)	361,069	21,895,224
Bill.com Holdings Inc.(a)(b)	207,957	55,514,121
Black Knight Inc.(a)	404,382	29,115,504
C3.ai Inc., Class A(a)(b)	90,535	4,195,392
Cadence Design Systems Inc.(a)	722,640	109,436,602
CDK Global Inc.	318,440	13,549,622
Ceridian HCM Holding Inc.(a)(b)	337,987	38,064,096
Citrix Systems Inc.	328,646	35,286,721
Coupa Software Inc.(a)	193,085	42,320,370
Crowdstrike Holdings Inc., Class A(a)	518,956	127,549,006
Datadog Inc., Class A(a)	613,731	86,750,877
Datto Holding Corp.(a)	66,376	1,586,386
DocuSign Inc.(a)	501,611	129,129,720
Dolby Laboratories Inc., Class A	167,735	14,760,680
DoubleVerify Holdings Inc.(a)(b)	39,836	1,360,798
Dropbox Inc., Class A(a)(b)	795,961	23,257,980
Duck Creek Technologies Inc.(a)	186,431	8,247,707
Dynatrace Inc.(a)	519,915	36,898,368
Elastic NV(a)(b)	182,492	27,189,483
Everbridge Inc.(a)(b)	100,501	15,179,671
Fair Isaac Corp.(a)(b)	71,863	28,596,444
Five9 Inc.(a)	175,919	28,101,301
Fortinet Inc.(a)	352,632	102,982,649
Guidewire Software Inc.(a)(b)	219,346	26,073,659
HubSpot Inc.(a)(b)	117,486	79,431,110
Jamf Holding Corp.(a)(b)	139,179	5,361,175
Mandiant Inc.	621,927	11,070,301
Manhattan Associates Inc.(a)	165,633	25,346,818
McAfee Corp., Class A	180,215	3,984,554
Medallia Inc.(a)(b)	288,373	9,767,194
N-Able Inc.(a)	91,594	1,136,682
nCino Inc.(a)(b)	148,308	10,534,317
NCR Corp.(a)(b)	332,965	12,905,723
New Relic Inc.(a)	134,755	9,671,366
NortonLifeLock Inc.	1,458,102	36,889,981
Nuance Communications Inc.(a)	754,860	41,547,494
Nutanix Inc., Class A(a)(b)	504,913	19,035,220
Palantir Technologies Inc., Class A(a)	4,271,296	102,681,956
Palo Alto Networks Inc.(a)(b)	250,913	120,187,327
Paycom Software Inc.(a)	134,091	66,475,613
Paycor HCM Inc.(a)	54,290	1,908,836
Paylocity Holding Corp.(a)	98,003	27,480,041
Pegasystems Inc.	105,898	13,459,636
Procore Technologies Inc.(a)(b)	26,849	2,398,690
PTC Inc.(a)	279,526	33,484,420
RingCentral Inc., Class A(a)	210,141	45,705,667
Smartsheet Inc., Class A(a)	318,177	21,896,941
Splunk Inc.(a)	432,348	62,565,079
SS&C Technologies Holdings Inc.	593,562	41,193,203
Synopsys Inc.(a)	399,559	119,631,960
Teradata Corp.(a)	282,646	16,209,748
Trade Desk Inc. (The), Class A(a)	1,127,740	79,280,122

Security	Shares	Value

Software (continued)
Tyler Technologies Inc.(a)	106,404	$48,802,195
Unity Software Inc.(a)(b)	390,402	49,288,252
Wolfspeed Inc.	303,751	24,521,818
Zendesk Inc.(a)	311,786	36,288,773
Zscaler Inc.(a)	203,393	53,333,712

		2,413,892,309

Specialty Retail — 3.1%
Advance Auto Parts Inc.	173,673	36,278,553
AutoNation Inc.(a)(b)	119,243	14,519,028
AutoZone Inc.(a)(b)	56,875	96,573,181
Bath & Body Works Inc.	644,593	40,628,697
Best Buy Co. Inc.	658,191	69,577,371
Burlington Stores Inc.(a)	173,799	49,284,182
CarMax Inc.(a)(b)	430,716	55,114,419
Carvana Co.(a)(b)	203,467	61,353,439
Dick’s Sporting Goods Inc.	164,103	19,654,616
Five Below Inc.(a)	143,958	25,453,214
Floor & Decor Holdings Inc., Class A(a)	267,844	32,352,877
Foot Locker Inc.	234,497	10,707,133
GameStop Corp., Class A(a)(b)	169,708	29,778,663
Gap Inc. (The)	528,703	12,001,558
Leslie’s Inc.(a)(b)	324,753	6,670,427
Lithia Motors Inc.	77,310	24,510,362
O’Reilly Automotive Inc.(a)	179,196	109,499,508
Penske Automotive Group Inc.	82,135	8,262,781
Petco Health & Wellness Co. Inc.(a)(b)	145,892	3,078,321
RH(a)	45,119	30,090,312
Tractor Supply Co.	303,644	61,521,311
Ulta Beauty Inc.(a)	140,541	50,724,058
Victoria’s Secret & Co.(a)	208,000	11,494,080
Vroom Inc.(a)(b)	300,735	6,637,222
Williams-Sonoma Inc.	196,204	34,792,855

		900,558,168

Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	3,438,517	48,998,867
HP Inc.	3,154,776	86,314,671
NetApp Inc.	582,361	52,272,723
Pure Storage Inc., Class A(a)	705,806	17,758,079
Western Digital Corp.(a)	810,497	45,744,451
Xerox Holdings Corp.	371,414	7,491,421

		258,580,212

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)(b)	395,826	19,161,937
Carter’s Inc.	112,510	10,940,472
Columbia Sportswear Co.	104,322	9,998,220
Deckers Outdoor Corp.(a)	72,341	26,057,228
Hanesbrands Inc.	906,153	15,549,585
Lululemon Athletica Inc.(a)(b)	300,348	121,550,836
PVH Corp.(a)	185,448	19,062,200
Ralph Lauren Corp.	123,606	13,725,210
Skechers U.S.A. Inc., Class A(a)	344,199	14,497,662
Tapestry Inc.	729,131	26,992,430
Under Armour Inc., Class A(a)	492,307	9,934,755
Under Armour Inc., Class C, NVS(a)(b)	534,605	9,366,280
VF Corp.	852,630	57,117,684

		353,954,499

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	883,331	13,214,632
New York Community Bancorp. Inc.	1,178,711	15,170,010

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Rocket Companies Inc., Class A(b)	353,997	$5,678,112
TFS Financial Corp.	142,340	2,713,000
UWM Holdings Corp.	245,346	1,705,155

		38,480,909

Trading Companies & Distributors — 0.9%
Air Lease Corp.	279,607	10,999,739
Core & Main Inc., Class A(a)(b)	92,723	2,430,270
Fastenal Co.	1,510,708	77,967,640
MSC Industrial Direct Co. Inc., Class A	117,204	9,398,589
SiteOne Landscape Supply Inc.(a)(b)	115,205	22,979,941
United Rentals Inc.(a)	190,878	66,984,816
Univar Solutions Inc.(a)	437,060	10,410,769
Watsco Inc.	86,014	22,761,025
WW Grainger Inc.	122,643	48,206,058

		272,138,847

Water Utilities — 0.4%
American Water Works Co. Inc.	478,479	80,882,090
Essential Utilities Inc.	584,953	26,954,634

		107,836,724

Total Common Stocks — 99.8% (Cost: $18,447,920,184)		28,980,405,349

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	983,569,936	$984,061,721
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	38,200,000	38,200,000

		1,022,261,721

Total Short-Term Investments — 3.5% (Cost: $1,021,791,697)		1,022,261,721

Total Investments in Securities — 103.3% (Cost: $19,469,711,881)		30,002,667,070

Other Assets, Less Liabilities — (3.3)%		(958,145,759)

Net Assets — 100.0%		$29,044,521,311

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$770,892,251	$213,262,848	(a)	$—	$(13,737)	$(79,641)	$984,061,721	983,569,936	$1,539,740	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	33,520,000	4,680,000	(a)	—	—	—	38,200,000	38,200,000	2,051		—

					$(13,737)	$(79,641)	$1,022,261,721		$1,541,791		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 400 E-Mini Index	140	12/17/21	$36,865	$(915,289)
S&P 500 E-Mini Index	103	12/17/21	22,133	(833,308)

				$(1,748,597)

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,748,597

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$3,313,233

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,846,040)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$53,956,041

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$28,980,405,349	$—	$—	$28,980,405,349
Money Market Funds	1,022,261,721	—	—	1,022,261,721

	$30,002,667,070	$—	$—	$30,002,667,070

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,748,597)	$—	$—	$(1,748,597)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Axon Enterprise Inc.(a)	247,587	$43,332,677
BWX Technologies Inc.	276,768	14,906,725
HEICO Corp.(b)	54,736	7,218,036
HEICO Corp., Class A	95,733	11,337,659
Howmet Aerospace Inc.	109,980	3,431,376
Spirit AeroSystems Holdings Inc., Class A	115,952	5,123,919
TransDigm Group Inc.(a)	57,067	35,642,336
Virgin Galactic Holdings Inc.(a)(b)	630,300	15,946,590

		136,939,318

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	99,967	8,697,129
Expeditors International of Washington Inc.	470,234	56,018,976
GXO Logistics Inc.(a)(b)	317,966	24,941,253

		89,657,358

Airlines — 0.7%
Delta Air Lines Inc.(a)	2,442,443	104,072,496

Auto Components — 0.3%
Aptiv PLC(a)	189,328	28,204,192
QuantumScape Corp.(a)(b)	562,848	13,812,290

		42,016,482

Automobiles — 0.1%
Thor Industries Inc.	81,970	10,062,637

Banks — 0.2%
Citizens Financial Group Inc.	285,205	13,398,931
Sterling Bancorp./DE	57,237	1,428,636
Synovus Financial Corp.	41,343	1,814,544
Western Alliance Bancorp.	204,488	22,252,384

		38,894,495

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	35,579	18,136,395
Brown-Forman Corp., Class A	85,581	5,363,362
Brown-Forman Corp., Class B, NVS	348,715	23,367,392

		46,867,149

Biotechnology — 3.6%
Acceleron Pharma Inc.(a)(b)	202,179	34,795,006
Alnylam Pharmaceuticals Inc.(a)(b)	453,388	85,604,188
CureVac NV(a)(b)	205,968	11,249,972
Exact Sciences Corp.(a)(b)	605,356	57,781,230
Exelixis Inc.(a)	1,007,590	21,300,453
Horizon Therapeutics PLC(a)	154,914	16,969,280
Incyte Corp.(a)	606,164	41,691,960
Ionis Pharmaceuticals Inc.(a)(b)	498,382	16,715,732
Iovance Biotherapeutics Inc.(a)	167,949	4,141,622
Mirati Therapeutics Inc.(a)	125,962	22,283,937
Natera Inc.(a)(b)	297,300	33,131,112
Neurocrine Biosciences Inc.(a)	358,269	34,361,580
Novavax Inc.(a)(b)	283,059	58,680,961
Sarepta Therapeutics Inc.(a)(b)	292,457	27,046,423
Seagen Inc.(a)(b)	456,747	77,555,641
Ultragenyx Pharmaceutical Inc.(a)(b)	182,083	16,422,066

		559,731,163

Building Products — 2.0%
Advanced Drainage Systems Inc.	231,775	25,071,102
Allegion PLC	261,869	34,613,844
Armstrong World Industries Inc.	86,877	8,294,147

Security	Shares	Value

Building Products (continued)
AZEK Co. Inc. (The)(a)	235,002	$8,584,623
Carlisle Companies Inc.	74,588	14,827,349
Carrier Global Corp.	1,560,411	80,766,873
Fortune Brands Home & Security Inc.	133,437	11,931,937
Trane Technologies PLC	445,705	76,950,968
Trex Co. Inc.(a)(b)	443,472	45,203,101

		306,243,944

Capital Markets — 3.3%
Ameriprise Financial Inc.	243,706	64,367,629
Apollo Global Management Inc.	693,129	42,689,815
Ares Management Corp., Class A	463,238	34,200,862
FactSet Research Systems Inc.	125,126	49,397,242
LPL Financial Holdings Inc.	305,127	47,831,709
MarketAxess Holdings Inc.	142,434	59,920,559
Morningstar Inc.	81,217	21,037,639
MSCI Inc.	217,498	132,312,733
Raymond James Financial Inc.	35,721	3,296,334
T Rowe Price Group Inc.	284,373	55,936,169

		510,990,691

Chemicals — 1.1%
Axalta Coating Systems Ltd.(a)(b)	140,158	4,091,212
Celanese Corp.	155,088	23,362,456
Chemours Co. (The)	320,796	9,322,332
Diversey Holdings Ltd.(a)(b)	150,140	2,408,246
FMC Corp.	124,229	11,374,407
LyondellBasell Industries NV, Class A	122,392	11,486,489
Olin Corp.	41,434	1,999,191
PPG Industries Inc.	380,796	54,457,636
RPM International Inc.	285,768	22,189,885
Scotts Miracle-Gro Co. (The)	157,147	23,000,035
Westlake Chemical Corp.	25,142	2,291,442

		165,983,331

Commercial Services & Supplies — 1.9%
Cintas Corp.	313,025	119,156,096
Copart Inc.(a)	799,220	110,867,798
IAA Inc.(a)	516,889	28,206,633
MSA Safety Inc.	39,974	5,824,212
Rollins Inc.	806,820	28,504,951

		292,559,690

Communications Equipment — 0.6%
Arista Networks Inc.(a)	206,384	70,921,798
CommScope Holding Co. Inc.(a)(b)	776,434	10,551,738
Ubiquiti Inc.	22,134	6,610,762

		88,084,298

Consumer Finance — 1.0%
Credit Acceptance Corp.(a)(b)	2,684	1,570,945
Discover Financial Services	631,108	77,531,618
Synchrony Financial	407,502	19,918,698
Upstart Holdings Inc.(a)(b)	172,783	54,675,452

		153,696,713

Containers & Packaging — 0.6%
Avery Dennison Corp.	168,457	34,905,975
Ball Corp.	364,712	32,813,139
Crown Holdings Inc.	59,560	6,002,457
Graphic Packaging Holding Co.	301,486	5,740,293
Sealed Air Corp.	311,086	17,044,402

		96,506,266

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.4%
Pool Corp.	149,228	$64,826,136

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(a)(b)	185,814	25,906,188
Chegg Inc.(a)(b)	417,269	28,382,637
frontdoor Inc.(a)	222,689	9,330,669
H&R Block Inc.	549,926	13,748,150
Mister Car Wash Inc.(a)	125,888	2,297,456

		79,665,100

Electric Utilities — 0.1%
NRG Energy Inc.	426,716	17,422,814

Electrical Equipment — 1.6%
Generac Holdings Inc.(a)(b)	234,373	95,781,214
Plug Power Inc.(a)(b)	1,961,350	50,092,879
Rockwell Automation Inc.	270,168	79,440,199
Vertiv Holdings Co.(b)	1,075,965	25,919,997

		251,234,289

Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp., Class A	1,587,731	116,269,541
CDW Corp./DE	524,474	95,464,757
Cognex Corp.	651,617	52,272,716
Coherent Inc.(a)	84,006	21,009,060
Corning Inc.	986,161	35,985,015
IPG Photonics Corp.(a)(b)	9,884	1,565,626
Jabil Inc.	431,316	25,175,915
Keysight Technologies Inc.(a)(b)	310,216	50,965,387
Vontier Corp.	347,240	11,667,264
Zebra Technologies Corp., Class A(a)	203,517	104,896,732

		515,272,013

Energy Equipment & Services — 0.0%
Halliburton Co.	178,175	3,852,144

Entertainment — 2.2%
Live Nation Entertainment Inc.(a)(b)	195,351	17,802,337
Madison Square Garden Sports Corp.(a)	27,477	5,109,348
Playtika Holding Corp.(a)(b)	398,068	10,998,619
Roku Inc.(a)	445,584	139,623,746
Skillz Inc.(a)(b)	1,131,025	11,106,666
Spotify Technology SA(a)(b)	522,560	117,753,670
Take-Two Interactive Software Inc.(a)	87,985	13,555,849
World Wrestling Entertainment Inc., Class A	146,338	8,232,976
Zynga Inc., Class A(a)(b)	1,832,448	13,798,333

		337,981,544

Equity Real Estate Investment Trusts (REITs) — 1.8%
CoreSite Realty Corp.	131,201	18,176,586
Equity LifeStyle Properties Inc.	351,659	27,464,568
Extra Space Storage Inc.	44,338	7,448,341
Iron Mountain Inc.	772,696	33,573,641
Lamar Advertising Co., Class A	288,568	32,738,040
SBA Communications Corp.	69,358	22,927,674
Simon Property Group Inc.	1,084,385	140,937,518

		283,266,368

Food Products — 1.1%
Beyond Meat Inc.(a)(b)	192,324	20,244,024
Darling Ingredients Inc.(a)	32,482	2,335,456
Freshpet Inc.(a)(b)	156,409	22,318,000
Hershey Co. (The)	479,479	81,151,821
Kellogg Co.	428,492	27,389,209
Lamb Weston Holdings Inc.	165,666	10,166,922

Security	Shares	Value

Food Products (continued)
Pilgrim’s Pride Corp.(a)	73,177	$2,127,987

		165,733,419

Health Care Equipment & Supplies — 6.1%
ABIOMED Inc.(a)	168,948	54,995,953
Dexcom Inc.(a)	368,934	201,755,247
Figs Inc., Class A(a)(b)	36,399	1,351,859
Globus Medical Inc., Class A(a)	14,939	1,144,626
IDEXX Laboratories Inc.(a)	323,851	201,402,937
Insulet Corp.(a)(b)	253,442	72,035,820
Masimo Corp.(a)	139,034	37,637,894
Novocure Ltd.(a)(b)	392,333	45,577,325
Penumbra Inc.(a)	129,427	34,492,296
ResMed Inc.	495,368	130,554,236
STERIS PLC	44,743	9,140,100
Tandem Diabetes Care Inc.(a)(b)	219,880	26,249,274
Teleflex Inc.	31,374	11,813,880
West Pharmaceutical Services Inc.	281,049	119,316,542

		947,467,989

Health Care Providers & Services — 1.2%
agilon health Inc.(a)(b)	244,662	6,412,591
Amedisys Inc.(a)	108,636	16,197,628
Cardinal Health Inc.	658,126	32,550,912
Chemed Corp.(b)	15,550	7,232,616
DaVita Inc.(a)	186,058	21,631,103
Encompass Health Corp.	213,914	16,052,106
Guardant Health Inc.(a)(b)	344,184	43,026,442
McKesson Corp.	85,547	17,056,361
Molina Healthcare Inc.(a)	33,248	9,020,515
Oak Street Health Inc.(a)(b)	339,749	14,449,525

		183,629,799

Health Care Technology — 1.0%
Certara Inc.(a)(b)	180,806	5,984,678
Veeva Systems Inc., Class A(a)	524,146	151,043,153

		157,027,831

Hotels, Restaurants & Leisure — 5.2%
Boyd Gaming Corp.(a)	66,302	4,194,264
Caesars Entertainment Inc.(a)(b)	485,428	54,503,856
Chipotle Mexican Grill Inc.(a)	107,392	195,187,108
Choice Hotels International Inc.	132,140	16,698,532
Churchill Downs Inc.	141,285	33,919,703
Darden Restaurants Inc.	338,512	51,274,413
Domino’s Pizza Inc.	95,727	45,657,950
DraftKings Inc., Class A(a)(b)	1,157,942	55,766,487
Expedia Group Inc.(a)	553,870	90,779,293
Hilton Worldwide Holdings Inc.(a)	701,345	92,654,688
Penn National Gaming Inc.(a)(b)	37,297	2,702,540
Planet Fitness Inc., Class A(a)(b)	217,578	17,090,752
Six Flags Entertainment Corp.(a)	112,024	4,761,020
Travel + Leisure Co.	213,672	11,651,534
Vail Resorts Inc.(a)	152,993	51,107,312
Wendy’s Co. (The)	674,793	14,629,512
Wyndham Hotels & Resorts Inc.	219,548	16,946,910
Wynn Resorts Ltd.(a)	405,007	34,324,343
Yum China Holdings Inc.	124,328	7,224,700
Yum! Brands Inc.	96,107	11,754,847

		812,829,764

Household Durables — 1.0%
DR Horton Inc.	526,650	44,222,801
NVR Inc.(a)	8,283	39,709,365

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
PulteGroup Inc.	288,264	$13,237,083
Tempur Sealy International Inc.	697,491	32,370,557
Toll Brothers Inc.	172,498	9,537,414
TopBuild Corp.(a)(b)	105,245	21,555,228

		160,632,448

Household Products — 0.4%
Church & Dwight Co. Inc.	49,339	4,073,921
Clorox Co. (The)	381,590	63,195,120

		67,269,041

Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp., Class A	121,564	4,717,899

Insurance — 0.4%
Alleghany Corp.(a)	5,587	3,488,579
Arch Capital Group Ltd.(a)	349,360	13,338,565
Brown & Brown Inc.	51,572	2,859,667
Erie Indemnity Co., Class A, NVS	65,695	11,721,302
Everest Re Group Ltd.	34,048	8,538,557
GoHealth Inc., Class A(a)(b)	155,775	783,548
Lemonade Inc.(a)(b)	15,064	1,009,439
Lincoln National Corp.	108,423	7,454,081
Markel Corp.(a)	8,551	10,219,557
RenaissanceRe Holdings Ltd.	78,970	11,008,418

		70,421,713

Interactive Media & Services — 2.5%
Match Group Inc.(a)(b)	1,057,350	165,993,376
Pinterest Inc., Class A(a)	2,120,085	108,018,331
TripAdvisor Inc.(a)	228,953	7,750,059
Twitter Inc.(a)	315,336	19,043,141
Vimeo Inc.(a)(b)	506,934	14,888,652
Zillow Group Inc., Class A(a)	227,595	20,160,365
Zillow Group Inc., Class C, NVS(a)(b)	648,998	57,202,684

		393,056,608

Internet & Direct Marketing Retail — 1.6%
DoorDash Inc., Class A(a)	486,274	100,162,719
Etsy Inc.(a)	484,026	100,658,047
Wayfair Inc., Class A(a)(b)	160,301	40,958,508

		241,779,274

IT Services — 6.2%
Broadridge Financial Solutions Inc.	402,508	67,073,933
Cloudflare Inc., Class A(a)	931,666	104,952,175
EPAM Systems Inc.(a)	205,777	117,391,663
Euronet Worldwide Inc.(a)	138,343	17,608,297
FleetCor Technologies Inc.(a)	72,052	18,825,026
Gartner Inc.(a)	310,916	94,481,154
Genpact Ltd.	34,730	1,650,022
Globant SA(a)	154,910	43,531,259
GoDaddy Inc., Class A(a)(b)	64,941	4,526,388
Jack Henry & Associates Inc.	72,973	11,971,950
MongoDB Inc.(a)(b)	236,907	111,704,020
Okta Inc.(a)(b)	474,909	112,714,902
Paychex Inc.	1,073,896	120,759,605
Sabre Corp.(a)	1,202,419	14,236,641
Shift4 Payments Inc., Class A(a)(b)	162,420	12,590,799
StoneCo Ltd., Class A(a)	788,904	27,390,747
Switch Inc., Class A	441,023	11,197,574
Western Union Co. (The)	394,556	7,977,922
WEX Inc.(a)(b)	114,869	20,233,026

Security	Shares	Value

IT Services (continued)
Wix.com Ltd.(a)(b)	204,337	$40,043,922

		960,861,025

Leisure Products — 1.0%
Brunswick Corp./DE	37,778	3,599,110
Mattel Inc.(a)(b)	1,336,396	24,803,510
Peloton Interactive Inc., Class A(a)(b)	1,008,782	87,814,473
Polaris Inc.	151,519	18,130,764
YETI Holdings Inc.(a)	327,876	28,095,694

		162,443,551

Life Sciences Tools & Services — 5.6%
10X Genomics Inc., Class A(a)(b)	320,529	46,662,612
Adaptive Biotechnologies Corp.(a)(b)	373,302	12,688,535
Agilent Technologies Inc.	1,043,359	164,360,343
Avantor Inc.(a)	2,215,160	90,600,044
Bio-Techne Corp.	147,777	71,608,301
Bruker Corp.	392,140	30,626,134
Charles River Laboratories International Inc.(a)	178,258	73,561,729
IQVIA Holdings Inc.(a)(b)	360,023	86,239,909
Maravai LifeSciences Holdings Inc., Class A(a)	389,248	19,104,292
Mettler-Toledo International Inc.(a)	87,781	120,906,038
PPD Inc.(a)	248,120	11,609,535
Repligen Corp.(a)(b)	197,586	57,100,378
Sotera Health Co.(a)	380,847	9,959,149
Syneos Health Inc.(a)	51,170	4,476,352
Waters Corp.(a)	217,168	77,594,126

		877,097,477

Machinery — 1.3%
AGCO Corp.	23,185	2,840,858
Allison Transmission Holdings Inc.	305,944	10,805,942
Donaldson Co. Inc.	58,788	3,375,019
Graco Inc.	398,221	27,863,524
Lincoln Electric Holdings Inc.	220,023	28,336,762
Middleby Corp. (The)(a)	62,807	10,709,222
Nordson Corp.	37,712	8,981,113
Parker-Hannifin Corp.	81,886	22,896,963
Toro Co. (The)	389,544	37,945,481
Xylem Inc./NY	449,821	55,633,861

		209,388,745

Media — 0.2%
Altice USA Inc., Class A(a)	576,713	11,949,493
Cable One Inc.	10,945	19,844,708
Nexstar Media Group Inc., Class A	10,612	1,612,600

		33,406,801

Metals & Mining — 0.0%
Steel Dynamics Inc.	138,974	8,127,200

Multiline Retail — 0.1%
Nordstrom Inc.(a)(b)	361,846	9,570,827

Oil, Gas & Consumable Fuels — 1.5%
Cabot Oil & Gas Corp.	177,185	3,855,546
Cheniere Energy Inc.(a)	898,062	87,713,715
Cimarex Energy Co.	76,120	6,637,664
Continental Resources Inc./OK	25,396	1,172,025
Diamondback Energy Inc.	328,202	31,070,883
Hess Corp.	71,546	5,588,458
New Fortress Energy Inc.	100,445	2,787,349
Occidental Petroleum Corp.	408,872	12,094,434
Pioneer Natural Resources Co.	369,105	61,459,674

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp.(b)	22,489	$27,197,297

		239,577,045

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	28,213	1,731,432

Personal Products — 0.0%
Herbalife Nutrition Ltd.(a)(b)	67,186	2,847,343

Pharmaceuticals — 0.3%
Catalent Inc.(a)(b)	145,170	19,317,772
Royalty Pharma PLC, Class A	737,332	26,647,178

		45,964,950

Professional Services — 2.3%
Booz Allen Hamilton Holding Corp.	510,575	40,514,126
CoStar Group Inc.(a)	1,161,752	99,980,377
Equifax Inc.	177,434	44,965,324
Legalzoomcom Inc.(a)(b)	43,011	1,135,491
Robert Half International Inc.	369,243	37,046,150
TransUnion	498,380	55,973,058
Verisk Analytics Inc.	387,652	77,635,066

		357,249,592

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	67,097	6,532,564
Opendoor Technologies Inc.(a)(b)	346,275	7,109,026

		13,641,590

Road & Rail — 1.8%
JB Hunt Transport Services Inc.	286,158	47,851,341
Kansas City Southern	92,785	25,111,332
Landstar System Inc.	130,564	20,605,611
Lyft Inc., Class A(a)	1,088,824	58,350,078
Old Dominion Freight Line Inc.	359,853	102,910,761
TuSimple Holdings Inc., Class A(a)(b)	15,769	585,503
XPO Logistics Inc.(a)	317,966	25,303,734

		280,718,360

Semiconductors & Semiconductor Equipment — 4.8%
Allegro MicroSystems Inc.(a)(b)	153,866	4,917,557
Brooks Automation Inc.	232,022	23,747,452
Enphase Energy Inc.(a)(b)	503,523	75,513,344
Entegris Inc.	516,019	64,966,792
Microchip Technology Inc.	866,742	133,036,230
MKS Instruments Inc.	178,841	26,988,895
Monolithic Power Systems Inc.	171,174	82,964,614
ON Semiconductor Corp.(a)	878,077	40,189,584
Skyworks Solutions Inc.	298,464	49,180,898
Teradyne Inc.	634,369	69,254,064
Universal Display Corp.	165,652	28,319,866
Xilinx Inc.	940,910	142,068,001

		741,147,297

Software — 18.7%
Alteryx Inc., Class A(a)(b)	226,921	16,587,925
Anaplan Inc.(a)	538,169	32,769,111
ANSYS Inc.(a)	138,902	47,289,186
Aspen Technology Inc.(a)(b)	260,283	31,962,752
Avalara Inc.(a)(b)	324,662	56,741,178
Bentley Systems Inc., Class B(b)	528,840	32,068,858
Bill.com Holdings Inc.(a)(b)	302,203	80,673,091
C3.ai Inc., Class A(a)(b)	34,869	1,615,830
Cadence Design Systems Inc.(a)	1,051,710	159,270,962
CDK Global Inc.	70,430	2,996,797

Security	Shares	Value

Software (continued)
Citrix Systems Inc.	169,892	$18,241,304
Coupa Software Inc.(a)(b)	280,474	61,474,291
Crowdstrike Holdings Inc., Class A(a)	754,232	185,375,141
Datadog Inc., Class A(a)	888,138	125,538,306
DocuSign Inc.(a)	729,942	187,908,969
DoubleVerify Holdings Inc.(a)(b)	57,794	1,974,243
Dropbox Inc., Class A(a)	1,168,084	34,131,415
Duck Creek Technologies Inc.(a)	60,638	2,682,625
Dynatrace Inc.(a)	709,620	50,361,731
Elastic NV(a)(b)	265,508	39,558,037
Everbridge Inc.(a)(b)	146,952	22,195,630
Fair Isaac Corp.(a)	105,475	41,971,667
Five9 Inc.(a)	255,968	40,888,328
Fortinet Inc.(a)	512,357	149,628,738
HubSpot Inc.(a)	170,375	115,188,834
Jamf Holding Corp.(a)(b)	169,894	6,544,317
Mandiant Inc.	260,424	4,635,547
Manhattan Associates Inc.(a)	130,074	19,905,224
McAfee Corp., Class A	199,508	4,411,122
Medallia Inc.(a)	224,423	7,601,207
nCino Inc.(a)(b)	215,038	15,274,149
NCR Corp.(a)(b)	163,741	6,346,601
New Relic Inc.(a)(b)	197,683	14,187,709
NortonLifeLock Inc.	551,135	13,943,716
Nuance Communications Inc.(a)	415,033	22,843,416
Nutanix Inc., Class A(a)(b)	738,061	27,824,900
Palantir Technologies Inc., Class A(a)	6,216,508	149,444,852
Palo Alto Networks Inc.(a)(b)	364,729	174,705,191
Paycom Software Inc.(a)	193,727	96,040,160
Paycor HCM Inc.(a)(b)	56,566	1,988,861
Paylocity Holding Corp.(a)	143,618	40,270,487
Pegasystems Inc.	148,322	18,851,726
Procore Technologies Inc.(a)(b)	27,954	2,497,410
PTC Inc.(a)	403,994	48,394,441
RingCentral Inc., Class A(a)	308,021	66,994,568
Smartsheet Inc., Class A(a)	459,963	31,654,654
Splunk Inc.(a)(b)	625,878	90,570,805
Synopsys Inc.(a)	367,820	110,128,986
Teradata Corp.(a)	353,138	20,252,464
Trade Desk Inc. (The), Class A(a)(b)	1,638,291	115,171,857
Tyler Technologies Inc.(a)(b)	133,645	61,296,279
Unity Software Inc.(a)(b)	569,051	71,842,689
Zendesk Inc.(a)	455,259	52,987,595
Zscaler Inc.(a)	295,134	77,390,038

		2,913,095,920

Specialty Retail — 4.5%
AutoZone Inc.(a)	17,662	29,989,899
Bath & Body Works Inc.	539,533	34,006,765
Best Buy Co. Inc.	220,483	23,307,258
Burlington Stores Inc.(a)	239,603	67,944,223
CarMax Inc.(a)	53,417	6,835,239
Carvana Co.(a)(b)	294,613	88,837,604
Five Below Inc.(a)(b)	211,163	37,335,730
Floor & Decor Holdings Inc., Class A(a)	390,073	47,116,918
GameStop Corp., Class A(a)(b)	246,118	43,186,326
Leslie’s Inc.(a)(b)	451,375	9,271,243
Lithia Motors Inc.	10,036	3,181,813
O’Reilly Automotive Inc.(a)	79,719	48,713,092
Petco Health & Wellness Co. Inc.(a)(b)	17,824	376,086
RH(a)(b)	65,757	43,854,001

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Tractor Supply Co.	439,257	$88,997,861
Ulta Beauty Inc.(a)(b)	203,909	73,594,836
Victoria’s Secret & Co.(a)	169,715	9,378,451
Vroom Inc.(a)(b)	109,131	2,408,521
Williams-Sonoma Inc.	218,134	38,681,702

		697,017,568

Technology Hardware, Storage & Peripherals — 0.8%
HP Inc.	1,599,275	43,756,164
NetApp Inc.	565,592	50,767,538
Pure Storage Inc., Class A(a)	950,768	23,921,323

		118,445,025

Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.	9,384	899,362
Deckers Outdoor Corp.(a)	14,381	5,180,036
Hanesbrands Inc.	787,525	13,513,929
Lululemon Athletica Inc.(a)	436,478	176,642,647
Skechers U.S.A. Inc., Class A(a)	55,948	2,356,530
Tapestry Inc.	105,852	3,918,641
VF Corp.	793,386	53,148,928

		255,660,073

Thrifts & Mortgage Finance — 0.1%
Rocket Companies Inc., Class A	531,092	8,518,715
UWM Holdings Corp.	170,806	1,187,102

		9,705,817

Trading Companies & Distributors — 1.4%
Core & Main Inc., Class A(a)(b)	68,997	1,808,412
Fastenal Co.	1,945,288	100,396,314
SiteOne Landscape Supply Inc.(a)(b)	87,296	17,412,933

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals Inc.(a)(b)	96,183	$33,753,500
WW Grainger Inc.	147,053	57,800,652

		211,171,811

Total Common Stocks — 99.9% (Cost: $11,433,456,517)		15,549,261,673

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	871,120,694	871,556,254
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	19,550,000	19,550,000

		891,106,254

Total Short-Term Investments — 5.7% (Cost: $890,714,305)		891,106,254

Total Investments in Securities — 105.6% (Cost: $12,324,170,822)		16,440,367,927

Other Assets, Less Liabilities — (5.6)%		(869,851,922)

Net Assets — 100.0%		$15,570,516,005

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$866,890,581	$4,729,490	(a)	$—	$11,711	$(75,528)	$871,556,254	871,120,694	$1,566,774	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,190,000	3,360,000	(a)	—	—	—	19,550,000	19,550,000	777		—

					$11,711	$(75,528)	$891,106,254		$1,567,551		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap Growth ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 400 E-Mini Index	25	12/17/21	$6,583	$(167,887)
S&P 500 E-Mini Index	56	12/17/21	12,034	(484,541)

				$(652,428)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$652,428

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,152,933

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(809,987)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$17,045,443

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,549,261,673	$—	$—	$15,549,261,673
Money Market Funds	891,106,254	—	—	891,106,254

	$16,440,367,927	$—	$—	$16,440,367,927

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(652,428)	$—	$—	$(652,428)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) September 30, 2021	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
BWX Technologies Inc.	46,463	$2,502,497
Curtiss-Wright Corp.	80,676	10,179,698
HEICO Corp.	60,146	7,931,453
HEICO Corp., Class A	105,477	12,491,641
Hexcel Corp.(a)	165,451	9,826,135
Howmet Aerospace Inc.	717,916	22,398,979
Huntington Ingalls Industries Inc.	79,393	15,327,613
Mercury Systems Inc.(a)	109,368	5,186,230
Spirit AeroSystems Holdings Inc., Class A	146,802	6,487,180
Textron Inc.	451,247	31,501,553
TransDigm Group Inc.(a)	73,331	45,800,343
Virgin Galactic Holdings Inc.(a)(b)	24,603	622,456

		170,255,778

Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	212,883	18,520,821
Expeditors International of Washington Inc.	90,346	10,762,919
GXO Logistics Inc.(a)	28,101	2,204,242

		31,487,982

Airlines — 1.1%
Alaska Air Group Inc.(a)	241,609	14,158,287
American Airlines Group Inc.(a)	1,278,718	26,239,293
Copa Holdings SA, Class A, NVS(a)	62,120	5,055,326
JetBlue Airways Corp.(a)	627,175	9,589,506
Southwest Airlines Co.(a)	1,181,752	60,777,505
United Airlines Holdings Inc.(a)	645,599	30,711,145

		146,531,062

Auto Components — 0.9%
Aptiv PLC(a)	439,145	65,419,431
BorgWarner Inc.	480,416	20,758,775
Gentex Corp.	478,196	15,770,904
Lear Corp.	120,254	18,817,346
QuantumScape Corp.(a)(b)	117,931	2,894,027

		123,660,483

Automobiles — 0.1%
Harley-Davidson Inc.	309,604	11,334,603
Thor Industries Inc.	62,512	7,673,973

		19,008,576

Banks — 5.1%
Bank of Hawaii Corp.	78,278	6,432,103
Bank OZK	248,980	10,701,160
BOK Financial Corp.	60,505	5,418,223
Citizens Financial Group Inc.	696,056	32,700,711
Comerica Inc.	268,144	21,585,592
Commerce Bancshares Inc.	212,528	14,808,951
Cullen/Frost Bankers Inc.	113,457	13,458,269
East West Bancorp. Inc.	279,634	21,682,820
Fifth Third Bancorp	1,372,599	58,253,102
First Citizens BancShares Inc./NC, Class A(b)	11,964	10,087,686
First Hawaiian Inc.	256,844	7,538,371
First Horizon Corp.	1,083,601	17,651,860
First Republic Bank/CA	355,326	68,535,279
FNB Corp.	638,947	7,424,564
Huntington Bancshares Inc./OH	2,923,762	45,201,361
KeyCorp	1,896,411	41,000,406
M&T Bank Corp.	255,613	38,173,245
PacWest Bancorp	233,316	10,573,881
People’s United Financial Inc.	850,193	14,852,872

Security	Shares	Value

Banks (continued)
Pinnacle Financial Partners Inc.	148,737	$13,993,177
Popular Inc.	158,606	12,318,928
Prosperity Bancshares Inc.	176,859	12,579,981
Regions Financial Corp.	1,923,497	40,989,721
Signature Bank/New York NY	118,863	32,364,018
Sterling Bancorp./DE	348,413	8,696,389
SVB Financial Group(a)	112,938	73,057,333
Synovus Financial Corp.	270,147	11,856,752
Umpqua Holdings Corp.	435,957	8,828,129
Webster Financial Corp.	177,455	9,664,199
Western Alliance Bancorp	94,621	10,296,657
Wintrust Financial Corp.	113,610	9,130,836
Zions Bancorp. NA	319,849	19,795,455

		709,652,031

Beverages — 0.2%
Brown-Forman Corp., Class A	45,441	2,847,788
Brown-Forman Corp., Class B, NVS	182,809	12,250,031
Molson Coors Beverage Co., Class B	355,388	16,482,895

		31,580,714

Biotechnology — 0.8%
BioMarin Pharmaceutical Inc.(a)	364,809	28,196,088
Exact Sciences Corp.(a)(b)	25,365	2,421,089
Exelixis Inc.(a)	88,264	1,865,901
Horizon Therapeutics PLC(a)	354,955	38,881,771
Incyte Corp.(a)	52,694	3,624,293
Ionis Pharmaceuticals Inc.(a)(b)	21,938	735,800
Iovance Biotherapeutics Inc.(a)	200,860	4,953,208
Mirati Therapeutics Inc.(a)(b)	12,904	2,282,847
Natera Inc.(a)(b)	10,543	1,174,912
Sage Therapeutics Inc.(a)(b)	101,748	4,508,454
Seagen Inc.(a)(b)	28,267	4,799,737
Ultragenyx Pharmaceutical Inc.(a)	32,674	2,946,868
United Therapeutics Corp.(a)	87,568	16,163,301

		112,554,269

Building Products — 1.7%
A O Smith Corp.	261,705	15,982,324
Allegion PLC	42,497	5,617,253
Armstrong World Industries Inc.	48,671	4,646,620
AZEK Co. Inc. (The)(a)	98,757	3,607,593
Builders FirstSource Inc.(a)	407,339	21,075,720
Carlisle Companies Inc.	62,810	12,486,000
Carrier Global Corp.	922,860	47,767,234
Fortune Brands Home & Security Inc.	206,730	18,485,797
Lennox International Inc.	67,141	19,750,868
Masco Corp.	493,687	27,424,313
Owens Corning	206,088	17,620,524
Trane Technologies PLC	244,064	42,137,650

		236,601,896

Capital Markets — 4.1%
Affiliated Managers Group Inc.	82,118	12,407,209
Ameriprise Financial Inc.	100,492	26,541,947
Ares Management Corp., Class A	33,316	2,459,720
Carlyle Group Inc. (The)	324,029	15,320,091
Cboe Global Markets Inc.	212,958	26,376,978
Evercore Inc., Class A	77,543	10,365,173
FactSet Research Systems Inc.	10,441	4,121,898
Franklin Resources Inc.	573,005	17,029,709
Interactive Brokers Group Inc., Class A	158,977	9,910,626
Invesco Ltd.	660,217	15,917,832

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Janus Henderson Group PLC	323,133	$13,355,087
Jefferies Financial Group Inc.	434,006	16,114,643
KKR & Co. Inc.	1,110,000	67,576,800
Lazard Ltd., Class A	201,675	9,236,715
Morningstar Inc.	4,350	1,126,780
MSCI Inc.	46,719	28,421,036
Nasdaq Inc.	231,731	44,728,718
Northern Trust Corp.	408,991	44,093,320
Raymond James Financial Inc.	349,601	32,261,180
SEI Investments Co.	216,657	12,847,760
State Street Corp.	728,210	61,693,951
Stifel Financial Corp.	201,958	13,725,066
T Rowe Price Group Inc.	300,300	59,069,010
Tradeweb Markets Inc., Class A	211,034	17,047,326
Virtu Financial Inc., Class A	184,789	4,514,395

		566,262,970

Chemicals — 3.3%
Albemarle Corp.	232,505	50,911,620
Ashland Global Holdings Inc.	109,628	9,770,047
Axalta Coating Systems Ltd.(a)(b)	340,302	9,933,415
Celanese Corp.	141,637	21,336,198
CF Industries Holdings Inc.	427,763	23,877,731
Chemours Co. (The)	158,072	4,593,572
Corteva Inc.	1,476,644	62,137,180
Diversey Holdings Ltd.(a)(b)	23,159	371,470
Eastman Chemical Co.	271,846	27,385,766
Element Solutions Inc.	458,125	9,932,150
FMC Corp.	193,256	17,694,519
Huntsman Corp.	417,322	12,348,558
International Flavors & Fragrances Inc.	496,147	66,344,777
LyondellBasell Industries NV, Class A	459,341	43,109,153
Mosaic Co. (The)	684,997	24,468,093
NewMarket Corp.	13,264	4,493,445
Olin Corp.	263,050	12,692,162
PPG Industries Inc.	272,484	38,967,937
RPM International Inc.	105,174	8,166,761
Valvoline Inc.	366,003	11,411,974
Westlake Chemical Corp.	52,528	4,787,402

		464,733,930

Commercial Services & Supplies — 0.7%
ADT Inc.	325,946	2,636,903
Cintas Corp.	11,115	4,231,036
Clean Harbors Inc.(a)	100,368	10,425,224
Driven Brands Holdings Inc.(a)	107,693	3,111,251
MSA Safety Inc.	51,760	7,541,432
Republic Services Inc.	420,314	50,462,899
Rollins Inc.	31,858	1,125,543
Stericycle Inc.(a)(b)	180,923	12,297,336

		91,831,624

Communications Equipment — 1.1%
Arista Networks Inc.(a)	12,644	4,344,984
Ciena Corp.(a)	306,644	15,746,169
F5 Networks Inc.(a)	120,774	24,007,456
Juniper Networks Inc.	642,447	17,680,141
Lumentum Holdings Inc.(a)	149,879	12,520,892
Motorola Solutions Inc.	331,606	77,038,706
Ubiquiti Inc.	1,434	428,293
Viasat Inc.(a)	139,290	7,670,700

		159,437,341

Security	Shares	Value

Construction & Engineering — 0.5%
AECOM(a)	273,166	$17,250,433
MasTec Inc.(a)	110,985	9,575,786
Quanta Services Inc.	274,779	31,275,346
Valmont Industries Inc.	41,518	9,761,712

		67,863,277

Construction Materials — 0.7%
Eagle Materials Inc.	81,788	10,727,314
Martin Marietta Materials Inc.	123,954	42,352,603
Vulcan Materials Co.	264,483	44,739,944

		97,819,861

Consumer Finance — 1.1%
Ally Financial Inc.	716,598	36,582,328
Credit Acceptance Corp.(a)(b)	16,174	9,466,642
Discover Financial Services	267,661	32,882,154
OneMain Holdings Inc.	207,744	11,494,475
Santander Consumer USA Holdings Inc.	119,337	4,976,353
SLM Corp.	610,615	10,746,824
Synchrony Financial	920,277	44,983,140

		151,131,916

Containers & Packaging — 2.0%
Amcor PLC	3,076,572	35,657,469
AptarGroup Inc.	132,030	15,757,780
Ardagh Group SA	34,765	886,160
Avery Dennison Corp.	76,938	15,942,323
Ball Corp.	451,541	40,625,144
Berry Global Group Inc.(a)(b)	267,171	16,265,370
Crown Holdings Inc.	221,956	22,368,726
Graphic Packaging Holding Co.	401,238	7,639,572
International Paper Co.	779,674	43,599,370
Packaging Corp. of America	185,947	25,556,556
Sealed Air Corp.	137,724	7,545,898
Silgan Holdings Inc.	165,826	6,361,085
Sonoco Products Co.	196,461	11,705,146
Westrock Co.	528,532	26,336,750

		276,247,349

Distributors — 0.4%
Genuine Parts Co.	280,916	34,055,447
LKQ Corp.(a)	545,025	27,425,658

		61,481,105

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions Inc.(a)	24,301	3,388,045
Chegg Inc.(a)	69,914	4,755,550
frontdoor Inc.(a)	53,836	2,255,728
Grand Canyon Education Inc.(a)(b)	90,814	7,988,000
H&R Block Inc.	70,126	1,753,150
Mister Car Wash Inc.(a)	16,467	300,523
Service Corp. International	324,277	19,540,932
Terminix Global Holdings Inc.(a)(b)	249,935	10,414,792

		50,396,720

Diversified Financial Services — 0.3%
Equitable Holdings Inc.	739,807	21,927,879
Voya Financial Inc.	225,794	13,861,494

		35,789,373

Diversified Telecommunication Services — 0.2%
Lumen Technologies Inc.	2,190,867	27,144,842

Electric Utilities — 3.1%
Alliant Energy Corp.	499,792	27,978,356

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Avangrid Inc.	112,365	$5,460,939
Edison International	743,774	41,257,144
Entergy Corp.	399,749	39,699,073
Evergy Inc.	457,428	28,452,022
Eversource Energy	686,700	56,144,592
FirstEnergy Corp.	1,085,394	38,661,734
Hawaiian Electric Industries Inc.	212,034	8,657,348
IDACORP Inc.	99,900	10,327,662
NRG Energy Inc.	263,131	10,743,639
OGE Energy Corp.	395,945	13,050,347
PG&E Corp.(a)	3,021,012	29,001,715
Pinnacle West Capital Corp.	225,961	16,350,538
PPL Corp.	1,541,670	42,981,760
Xcel Energy Inc.	1,072,607	67,037,937

		435,804,806

Electrical Equipment — 1.3%
Acuity Brands Inc.	70,702	12,257,606
AMETEK Inc.	461,209	57,194,528
ChargePoint Holdings Inc.(a)(b)	209,750	4,192,903
Hubbell Inc.	108,514	19,605,224
nVent Electric PLC	329,641	10,657,294
Regal Beloit Corp.	82,145	12,349,679
Rockwell Automation Inc.	91,311	26,849,086
Sensata Technologies Holding PLC(a)(b)	310,133	16,970,478
Shoals Technologies Group Inc., Class A(a)(b)	203,081	5,661,898
Sunrun Inc.(a)	400,519	17,622,836

		183,361,532

Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	338,375	24,779,201
Arrow Electronics Inc.(a)	143,158	16,075,212
Avnet Inc.	196,382	7,260,243
Coherent Inc.(a)	4,983	1,246,199
Corning Inc.	1,004,741	36,662,999
IPG Photonics Corp.(a)(b)	67,073	10,624,363
Jabil Inc.	59,723	3,486,032
Keysight Technologies Inc.(a)(b)	208,053	34,181,027
Littelfuse Inc.	47,822	13,068,318
National Instruments Corp.	262,032	10,279,515
SYNNEX Corp.	82,287	8,566,077
Teledyne Technologies Inc.(a)	91,904	39,480,120
Trimble Inc.(a)	500,898	41,198,861
Vontier Corp.	153,679	5,163,614

		252,071,781

Energy Equipment & Services — 0.6%
Baker Hughes Co.	1,472,126	36,405,676
Halliburton Co.	1,673,873	36,189,134
NOV Inc.(a)	785,592	10,299,111

		82,893,921

Entertainment — 0.6%
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	49,560	2,331,798
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	398,019	20,462,157
Live Nation Entertainment Inc.(a)	164,379	14,979,858
Madison Square Garden Sports Corp.(a)	23,025	4,281,499
Take-Two Interactive Software Inc.(a)	185,380	28,561,497
World Wrestling Entertainment Inc., Class A	11,977	673,826
Zynga Inc., Class A(a)(b)	1,035,303	7,795,831

		79,086,466

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 10.3%
Alexandria Real Estate Equities Inc.	307,730	$58,797,971
American Campus Communities Inc.	271,204	13,139,834
American Homes 4 Rent, Class A	566,694	21,602,375
Americold Realty Trust	522,930	15,191,117
Apartment Income REIT Corp.	309,242	15,094,102
AvalonBay Communities Inc.	278,856	61,805,644
Boston Properties Inc.	310,420	33,634,007
Brixmor Property Group Inc.	587,255	12,984,208
Camden Property Trust	194,928	28,746,032
CoreSite Realty Corp.	18,383	2,546,781
Cousins Properties Inc.	293,381	10,940,177
CubeSmart	403,261	19,537,995
CyrusOne Inc.	246,393	19,073,282
Douglas Emmett Inc.	329,719	10,422,418
Duke Realty Corp.	746,755	35,747,162
EPR Properties	147,203	7,268,884
Equity LifeStyle Properties Inc.	162,463	12,688,360
Equity Residential	737,265	59,659,484
Essex Property Trust Inc.	129,283	41,336,946
Extra Space Storage Inc.	238,308	40,033,361
Federal Realty Investment Trust	153,821	18,149,340
First Industrial Realty Trust Inc.	255,518	13,307,377
Gaming and Leisure Properties Inc.	439,103	20,339,251
Healthcare Trust of America Inc., Class A	431,218	12,789,926
Healthpeak Properties Inc.	1,074,489	35,973,892
Highwoods Properties Inc.	203,841	8,940,466
Host Hotels & Resorts Inc.(a)	1,403,861	22,925,050
Hudson Pacific Properties Inc.	301,333	7,916,018
Invitation Homes Inc.	1,148,436	44,019,552
Iron Mountain Inc.	167,957	7,297,732
JBG SMITH Properties	249,822	7,397,229
Kilroy Realty Corp.	231,311	15,315,101
Kimco Realty Corp.	1,158,007	24,028,645
Lamar Advertising Co., Class A	21,494	2,438,494
Life Storage Inc.	155,904	17,888,425
Medical Properties Trust Inc.	1,183,993	23,762,740
Mid-America Apartment Communities Inc.	229,727	42,901,517
National Retail Properties Inc.	350,756	15,149,152
Omega Healthcare Investors Inc.	472,981	14,170,511
Park Hotels & Resorts Inc.(a)	464,852	8,897,267
Rayonier Inc.	281,073	10,028,685
Realty Income Corp.	776,625	50,371,898
Regency Centers Corp.	336,566	22,660,989
Rexford Industrial Realty Inc.	276,237	15,676,450
SBA Communications Corp.	180,505	59,669,538
Simon Property Group Inc.	84,747	11,014,568
SL Green Realty Corp.	134,010	9,493,268
Spirit Realty Capital Inc.	237,878	10,951,903
STORE Capital Corp.	484,444	15,516,741
Sun Communities Inc.	228,106	42,222,421
UDR Inc.	587,147	31,107,048
Ventas Inc.	782,096	43,179,520
VEREIT Inc.	458,869	20,754,645
VICI Properties Inc.	1,167,006	33,154,640
Vornado Realty Trust	353,319	14,842,931
Welltower Inc.	843,559	69,509,262
Weyerhaeuser Co.	1,499,457	53,335,685
WP Carey Inc.	366,123	26,741,624

		1,424,089,641

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 0.7%
Albertsons Companies Inc., Class A	307,423	$9,570,078
Casey’s General Stores Inc.	74,164	13,976,206
Grocery Outlet Holding Corp.(a)	172,993	3,731,459
Kroger Co. (The)	1,495,889	60,478,792
U.S. Foods Holding Corp.(a)	437,545	15,165,310

		102,921,845

Food Products — 2.7%
Archer-Daniels-Midland Co.	1,109,246	66,565,852
Beyond Meat Inc.(a)(b)	13,953	1,468,693
Bunge Ltd.	272,805	22,184,503
Campbell Soup Co.	392,346	16,403,986
Conagra Brands Inc.	935,935	31,700,118
Darling Ingredients Inc.(a)	303,355	21,811,225
Flowers Foods Inc.	371,176	8,770,889
Hain Celestial Group Inc. (The)(a)	167,438	7,162,998
Hershey Co. (The)	41,156	6,965,653
Hormel Foods Corp.	565,835	23,199,235
Ingredion Inc.	133,031	11,841,089
JM Smucker Co. (The)	209,852	25,188,536
Kellogg Co.	281,425	17,988,686
Lamb Weston Holdings Inc.	207,190	12,715,250
McCormick & Co. Inc./MD, NVS	497,286	40,295,085
Pilgrim’s Pride Corp.(a)	55,624	1,617,546
Post Holdings Inc.(a)(b)	116,763	12,862,612
Seaboard Corp.	507	2,078,695
Tyson Foods Inc., Class A	572,877	45,222,910

		376,043,561

Gas Utilities — 0.4%
Atmos Energy Corp.	258,922	22,836,921
National Fuel Gas Co.	172,741	9,072,357
UGI Corp.	417,061	17,775,140

		49,684,418

Health Care Equipment & Supplies — 2.3%
Cooper Companies Inc. (The)	96,571	39,913,760
DENTSPLY SIRONA Inc.	434,922	25,247,222
Envista Holdings Corp.(a)	318,608	13,321,000
Figs Inc., Class A(a)(b)	56,799	2,109,515
Globus Medical Inc., Class A(a)	145,163	11,122,389
Hill-Rom Holdings Inc.	132,241	19,836,150
Hologic Inc.(a)	499,131	36,840,859
ICU Medical Inc.(a)	39,429	9,201,940
Integra LifeSciences Holdings Corp.(a)(b)	145,359	9,954,184
Masimo Corp.(a)	27,249	7,376,577
Quidel Corp.(a)	73,646	10,395,133
ResMed Inc.	28,497	7,510,384
STERIS PLC	147,566	30,144,783
Tandem Diabetes Care Inc.(a)(b)	7,249	865,386
Teleflex Inc.	76,948	28,974,769
Zimmer Biomet Holdings Inc.	417,619	61,122,717

		313,936,768

Health Care Providers & Services — 2.2%
Acadia Healthcare Co. Inc.(a)(b)	178,476	11,383,199
agilon health Inc.(a)(b)	6,660	174,559
Amedisys Inc.(a)	7,365	1,098,121
AmerisourceBergen Corp.	295,335	35,277,766
Cardinal Health Inc.	240,165	11,878,561
Chemed Corp.	22,676	10,547,061
DaVita Inc.(a)	41,351	4,807,467
Encompass Health Corp.	82,525	6,192,676

Security	Shares	Value

Health Care Providers & Services (continued)
Henry Schein Inc.(a)	282,569	$21,520,455
Laboratory Corp. of America Holdings(a)	192,289	54,117,816
McKesson Corp.	264,454	52,726,838
Molina Healthcare Inc.(a)	97,989	26,585,396
Oak Street Health Inc.(a)(b)	19,708	838,181
Premier Inc., Class A	240,089	9,305,850
Quest Diagnostics Inc.	242,467	35,232,880
Signify Health Inc., Class A(a)(b)	126,360	2,258,053
Universal Health Services Inc., Class B	147,794	20,450,256

		304,395,135

Health Care Technology — 0.7%
Cerner Corp.	588,736	41,517,663
Certara Inc.(a)(b)	71,656	2,371,814
Change Healthcare Inc.(a)	501,525	10,501,933
Teladoc Health Inc.(a)(b)	300,760	38,139,375

		92,530,785

Hotels, Restaurants & Leisure — 2.8%
Aramark	459,452	15,097,593
Boyd Gaming Corp.(a)	127,923	8,092,409
Caesars Entertainment Inc.(a)	155,440	17,452,803
Carnival Corp.(a)	1,699,296	42,499,393
Darden Restaurants Inc.	82,741	12,532,779
Domino’s Pizza Inc.	23,532	11,223,823
Hilton Worldwide Holdings Inc.(a)	181,435	23,969,378
Hyatt Hotels Corp., Class A(a)	94,420	7,279,782
Marriott Vacations Worldwide Corp.	82,505	12,980,512
MGM Resorts International	796,813	34,382,481
Norwegian Cruise Line Holdings Ltd.(a)(b)	732,995	19,578,296
Penn National Gaming Inc.(a)(b)	290,009	21,014,052
Planet Fitness Inc., Class A(a)(b)	51,462	4,042,340
Royal Caribbean Cruises Ltd.(a)	437,252	38,893,565
Six Flags Entertainment Corp.(a)	94,245	4,005,413
Travel + Leisure Co.	56,210	3,065,131
Wyndham Hotels & Resorts Inc.	67,002	5,171,884
Yum China Holdings Inc.	777,223	45,164,429
Yum! Brands Inc.	544,679	66,619,689

		393,065,752

Household Durables — 1.8%
DR Horton Inc.	389,964	32,745,277
Garmin Ltd.	302,017	46,951,563
Leggett & Platt Inc.	265,996	11,927,261
Lennar Corp., Class A	541,551	50,732,498
Lennar Corp., Class B	31,099	2,412,971
Mohawk Industries Inc.(a)	113,515	20,137,561
Newell Brands Inc.	763,680	16,907,875
NVR Inc.(a)	2,147	10,292,890
PulteGroup Inc.	367,165	16,860,217
Toll Brothers Inc.	132,371	7,318,793
TopBuild Corp.(a)	11,229	2,299,811
Whirlpool Corp.	122,663	25,006,079

		243,592,796

Household Products — 0.4%
Church & Dwight Co. Inc.	463,648	38,283,415
Clorox Co. (The)	46,835	7,756,344
Reynolds Consumer Products Inc.	107,586	2,941,401
Spectrum Brands Holdings Inc.	83,926	8,029,201

		57,010,361

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	1,321,098	30,160,668

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Brookfield Renewable Corp., Class A	189,420	$7,351,390
Vistra Corp.	947,700	16,205,670

		53,717,728

Insurance — 5.6%
Aflac Inc.	1,322,525	68,943,228
Alleghany Corp.(a)	24,220	15,123,210
American Financial Group Inc./OH	134,331	16,902,870
Arch Capital Group Ltd.(a)(b)	581,455	22,199,952
Arthur J Gallagher & Co.	408,693	60,752,214
Assurant Inc.	117,504	18,536,256
Assured Guaranty Ltd.	143,085	6,697,809
Athene Holding Ltd., Class A(a)	228,838	15,760,073
Axis Capital Holdings Ltd.	155,501	7,159,266
Brighthouse Financial Inc.(a)	164,086	7,421,610
Brown & Brown Inc.	442,582	24,541,172
Cincinnati Financial Corp.	298,714	34,119,113
CNA Financial Corp.	55,599	2,332,934
Erie Indemnity Co., Class A, NVS	15,306	2,730,897
Everest Re Group Ltd.	60,738	15,231,876
Fidelity National Financial Inc.	546,477	24,777,267
First American Financial Corp.	211,146	14,157,339
Globe Life Inc.	200,613	17,860,575
GoHealth Inc., Class A(a)	41,373	208,106
Hanover Insurance Group Inc. (The)	70,894	9,189,280
Hartford Financial Services Group Inc. (The)	690,795	48,528,349
Kemper Corp.	121,969	8,146,309
Lemonade Inc.(a)(b)	68,395	4,583,149
Lincoln National Corp.	317,757	21,845,794
Loews Corp.	434,390	23,426,653
Markel Corp.(a)	22,536	26,933,450
Mercury General Corp.	54,107	3,012,137
Old Republic International Corp.	565,862	13,088,388
Primerica Inc.	77,590	11,920,152
Principal Financial Group Inc.	531,242	34,211,985
Prudential Financial Inc.	771,049	81,114,355
Reinsurance Group of America Inc.	136,703	15,209,576
RenaissanceRe Holdings Ltd.	52,111	7,264,273
Unum Group	405,701	10,166,867
W R Berkley Corp.	277,074	20,276,275
White Mountains Insurance Group Ltd.(b)	5,986	6,402,685
Willis Towers Watson PLC	256,943	59,728,970

		780,504,414

Interactive Media & Services — 0.8%
IAC/InterActiveCorp.(a)	153,420	19,989,092
TripAdvisor Inc.(a)	75,400	2,552,290
Twitter Inc.(a)(b)	1,393,143	84,131,906
Vimeo Inc.(a)(b)	28,201	828,263

		107,501,551

Internet & Direct Marketing Retail — 0.2%
DoorDash Inc., Class A(a)	34,686	7,144,622
Qurate Retail Inc., Series A	735,887	7,498,689
Wayfair Inc., Class A(a)(b)	67,352	17,209,109

		31,852,420

IT Services — 2.0%
Akamai Technologies Inc.(a)(b)	320,715	33,543,582
Alliance Data Systems Corp.	98,522	9,939,885
Amdocs Ltd.	259,188	19,623,123
Broadridge Financial Solutions Inc.	21,064	3,510,105
Cloudflare Inc., Class A(a)(b)	30,615	3,448,780

Security	Shares	Value

IT Services (continued)
Concentrix Corp.(a)	84,087	$14,883,399
DXC Technology Co.(a)	501,800	16,865,498
Euronet Worldwide Inc.(a)	29,275	3,726,122
Fastly Inc., Class A(a)(b)	209,360	8,466,518
FleetCor Technologies Inc.(a)	125,728	32,848,955
Genpact Ltd.	344,538	16,369,000
GoDaddy Inc., Class A(a)(b)	301,820	21,036,854
Jack Henry & Associates Inc.	108,009	17,719,957
Paychex Inc.	82,395	9,265,318
Paysafe Ltd.(a)(b)	834,309	6,465,895
SolarWinds Corp.	69,147	1,156,829
StoneCo Ltd., Class A(a)	30,224	1,049,377
VeriSign Inc.(a)	196,448	40,273,804
Western Union Co. (The)	619,875	12,533,873
WEX Inc.(a)(b)	29,095	5,124,793

		277,851,667

Leisure Products — 0.3%
Brunswick Corp./DE	134,367	12,801,144
Hasbro Inc.	254,907	22,742,803
Hayward Holdings Inc.(a)(b)	75,959	1,689,328
Polaris Inc.	34,952	4,182,356

		41,415,631

Life Sciences Tools & Services — 1.3%
Adaptive Biotechnologies Corp.(a)(b)	23,480	798,085
Agilent Technologies Inc.	62,634	9,866,734
Bio-Rad Laboratories Inc., Class A(a)	42,285	31,542,496
Charles River Laboratories International Inc.(a)	6,208	2,561,855
IQVIA Holdings Inc.(a)	192,412	46,090,370
PerkinElmer Inc.	223,694	38,763,933
PPD Inc.(a)	187,482	8,772,283
QIAGEN NV(a)(b)	451,717	23,344,735
Repligen Corp.(a)	6,278	1,814,279
Syneos Health Inc.(a)	177,135	15,495,770
Waters Corp.(a)	8,485	3,031,691

		182,082,231

Machinery — 5.2%
AGCO Corp.	111,495	13,661,482
Allison Transmission Holdings Inc.	51,992	1,836,357
Colfax Corp.(a)(b)	234,282	10,753,544
Crane Co.	99,225	9,407,522
Cummins Inc.	286,361	64,305,226
Donaldson Co. Inc.	223,154	12,811,271
Dover Corp.	286,242	44,510,631
Flowserve Corp.	257,823	8,938,723
Fortive Corp.	651,404	45,969,580
Gates Industrial Corp. PLC(a)	190,261	3,095,547
Graco Inc.	126,017	8,817,410
IDEX Corp.	151,875	31,430,531
Ingersoll Rand Inc.(a)	807,403	40,701,185
ITT Inc.	171,178	14,693,920
Middleby Corp. (The)(a)	77,757	13,258,346
Nordson Corp.	95,390	22,717,129
Oshkosh Corp.	136,505	13,974,017
Otis Worldwide Corp.	857,704	70,571,885
PACCAR Inc.	681,678	53,798,028
Parker-Hannifin Corp.	214,634	60,015,959
Pentair PLC	331,418	24,070,889
Snap-on Inc.	106,990	22,355,561
Stanley Black & Decker Inc.	322,877	56,603,567

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Timken Co. (The)	128,999	$8,439,115
Toro Co. (The)	11,483	1,118,559
Westinghouse Air Brake Technologies Corp.	362,706	31,268,884
Woodward Inc.	114,937	13,010,868
Xylem Inc./NY	121,139	14,982,472

		717,118,208

Marine — 0.0%
Kirby Corp.(a)	118,077	5,662,973

Media — 2.5%
Altice USA Inc., Class A(a)	127,010	2,631,647
Cable One Inc.	5,035	9,129,110
Discovery Inc., Class A(a)	327,077	8,301,214
Discovery Inc., Class C, NVS(a)(b)	629,284	15,272,723
DISH Network Corp., Class A(a)(b)	494,072	21,472,369
Fox Corp., Class A, NVS	638,452	25,608,310
Fox Corp., Class B	301,140	11,178,317
Interpublic Group of Companies Inc. (The)	783,037	28,713,967
Liberty Broadband Corp., Class A(a)	49,032	8,254,537
Liberty Broadband Corp., Class C, NVS(a)	288,283	49,786,474
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	158,239	7,464,134
Liberty Media Corp.-Liberty SiriusXM,
Class C, NVS(a)	321,459	15,259,659
New York Times Co. (The), Class A	328,705	16,195,295
News Corp., Class A, NVS	777,474	18,293,963
News Corp., Class B	240,350	5,583,330
Nexstar Media Group Inc., Class A	75,119	11,415,083
Omnicom Group Inc.	425,396	30,824,194
Sirius XM Holdings Inc.(b)	1,784,791	10,887,225
ViacomCBS Inc., Class A	16,194	681,282
ViacomCBS Inc., Class B, NVS	1,161,093	45,874,784

		342,827,617

Metals & Mining — 1.1%
Alcoa Corp.(a)	369,728	18,094,488
Cleveland-Cliffs Inc.(a)	902,312	17,874,801
Nucor Corp.	585,900	57,705,291
Reliance Steel & Aluminum Co.	125,377	17,856,192
Royal Gold Inc.	132,112	12,615,375
Steel Dynamics Inc.	315,800	18,467,984
United States Steel Corp.	540,399	11,872,566

		154,486,697

Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	1,037,998	16,369,229
Annaly Capital Management Inc.	2,795,488	23,538,009
New Residential Investment Corp.	857,761	9,435,371
Starwood Property Trust Inc.	552,542	13,487,550

		62,830,159

Multi-Utilities — 2.5%
Ameren Corp.	507,590	41,114,790
CenterPoint Energy Inc.	1,189,310	29,257,026
CMS Energy Corp.	578,172	34,534,214
Consolidated Edison Inc.	705,799	51,233,949
DTE Energy Co.	386,029	43,123,300
MDU Resources Group Inc.	395,126	11,723,388
NiSource Inc.	775,059	18,779,680
Public Service Enterprise Group Inc.	1,004,500	61,174,050
WEC Energy Group Inc.	631,355	55,685,511

		346,625,908

Security	Shares	Value

Multiline Retail — 0.5%
Dollar Tree Inc.(a)	461,321	$44,157,646
Kohl’s Corp.	311,282	14,658,269
Nordstrom Inc.(a)(b)	34,354	908,663
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	129,180	7,786,971

		67,511,549

Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp.	661,955	6,897,571
APA Corp.	749,127	16,053,792
Cabot Oil & Gas Corp.	686,144	14,930,493
Cimarex Energy Co.	159,597	13,916,858
Continental Resources Inc./OK	115,501	5,330,371
Devon Energy Corp.	1,345,225	47,768,940
Diamondback Energy Inc.	188,580	17,852,869
DTE Midstream LLC(a)	191,722	8,865,225
EQT Corp.(a)	561,359	11,485,405
Hess Corp.	514,953	40,222,979
HollyFrontier Corp.	296,395	9,819,566
Marathon Oil Corp.	1,561,769	21,349,382
Marathon Petroleum Corp.	1,272,253	78,637,958
Occidental Petroleum Corp.	1,470,789	43,505,939
ONEOK Inc.	887,462	51,463,921
Phillips 66	876,060	61,350,482
Pioneer Natural Resources Co.	238,615	39,731,784
Targa Resources Corp.	447,158	22,004,645
Valero Energy Corp.	816,870	57,646,516
Williams Companies Inc. (The)	2,425,967	62,929,584

		631,764,280

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	176,243	10,816,033

Personal Products — 0.1%
Coty Inc., Class A(a)	681,969	5,360,276
Herbalife Nutrition Ltd.(a)(b)	177,554	7,524,739

		12,885,015

Pharmaceuticals — 1.1%
Catalent Inc.(a)	248,550	33,074,548
Elanco Animal Health Inc.(a)(b)	890,244	28,389,881
Jazz Pharmaceuticals PLC(a)	119,108	15,509,053
Nektar Therapeutics(a)(b)	355,817	6,390,473
Organon & Co.	503,116	16,497,174
Perrigo Co. PLC	270,415	12,798,742
Royalty Pharma PLC, Class A	262,626	9,491,304
Viatris Inc.	2,401,057	32,534,322

		154,685,497

Professional Services — 2.3%
CACI International Inc., Class A(a)	46,002	12,057,124
Clarivate PLC(a)(b)	870,971	19,074,265
CoStar Group Inc.(a)	176,980	15,230,899
Dun & Bradstreet Holdings Inc.(a)(b)	317,072	5,329,980
Equifax Inc.	149,395	37,859,681
FTI Consulting Inc.(a)	66,408	8,945,158
IHS Markit Ltd.	745,003	86,882,250
Jacobs Engineering Group Inc.	257,990	34,191,415
Legalzoomcom Inc.(a)(b)	15,266	403,022
Leidos Holdings Inc.	282,323	27,139,710
ManpowerGroup Inc.	107,366	11,625,590
Nielsen Holdings PLC	717,466	13,768,173
Robert Half International Inc.	26,755	2,684,329
Science Applications International Corp.	114,649	9,809,368

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
TransUnion	120,186	$13,498,090
Verisk Analytics Inc.(b)	115,613	23,153,816

		321,652,870

Real Estate Management & Development — 0.8%
CBRE Group Inc., Class A(a)	630,113	61,347,802
Howard Hughes Corp. (The)(a)	82,160	7,214,469
Jones Lang LaSalle Inc.(a)	101,197	25,105,964
Opendoor Technologies Inc.(a)(b)	719,581	14,772,998

		108,441,233

Road & Rail — 0.6%
AMERCO	17,726	11,451,528
JB Hunt Transport Services Inc.	18,640	3,116,981
Kansas City Southern	132,560	35,876,038
Knight-Swift Transportation Holdings Inc.	318,776	16,305,392
Landstar System Inc.	8,561	1,351,097
Old Dominion Freight Line Inc.	15,989	4,572,534
Ryder System Inc.	103,854	8,589,764
Schneider National Inc., Class B	102,517	2,331,237
TuSimple Holdings Inc., Class A(a)(b)	55,596	2,064,280
XPO Logistics Inc.(a)	28,101	2,236,278

		87,895,129

Semiconductors & Semiconductor Equipment — 1.7%
Brooks Automation Inc.	25,517	2,611,665
Cirrus Logic Inc.(a)	115,507	9,512,002
First Solar Inc.(a)	210,240	20,069,511
Marvell Technology Inc.	1,634,497	98,576,514
Microchip Technology Inc.	85,213	13,079,343
MKS Instruments Inc.	17,078	2,577,241
ON Semiconductor Corp.(a)(b)	386,904	17,708,596
Qorvo Inc.(a)	220,553	36,874,256
Skyworks Solutions Inc.	174,226	28,708,960

		229,718,088

Software — 2.2%
ANSYS Inc.(a)(b)	101,592	34,586,996
Black Knight Inc.(a)(b)	304,446	21,920,112
C3.ai Inc., Class A(a)(b)	50,331	2,332,338
CDK Global Inc.	203,943	8,677,775
Ceridian HCM Holding Inc.(a)(b)	258,628	29,126,685
Citrix Systems Inc.	160,351	17,216,887
Datto Holding Corp.(a)(b)	47,198	1,128,032
Dolby Laboratories Inc., Class A	126,890	11,166,320
Duck Creek Technologies Inc.(a)(b)	110,322	4,880,645
Dynatrace Inc.(a)	25,523	1,811,367
Guidewire Software Inc.(a)	166,195	19,755,600
Jamf Holding Corp.(a)(b)	16,017	616,975
Mandiant Inc.	328,123	5,840,589
Manhattan Associates Inc.(a)	58,520	8,955,316
McAfee Corp., Class A	35,098	776,017
Medallia Inc.(a)	92,884	3,145,981
N-Able Inc.(a)	90,171	1,119,022
NCR Corp.(a)	166,555	6,455,672
NortonLifeLock Inc.	810,532	20,506,460
Nuance Communications Inc.(a)	350,033	19,265,816
Paycor HCM Inc.(a)	11,449	402,547
Pegasystems Inc.(b)	4,520	574,492
Procore Technologies Inc.(a)	5,670	506,558
SS&C Technologies Holdings Inc.	448,729	31,141,793
Synopsys Inc.(a)	110,616	33,119,537
Teradata Corp.(a)	31,469	1,804,747

Security	Shares	Value

Software (continued)
Tyler Technologies Inc.(a)	10,690	$4,902,968
Wolfspeed Inc.	231,574	18,694,969

		310,432,216

Specialty Retail — 2.3%
Advance Auto Parts Inc.	130,836	27,330,332
AutoNation Inc.(a)(b)	90,459	11,014,288
AutoZone Inc.(a)	33,731	57,274,901
Bath & Body Works Inc.	206,764	13,032,335
Best Buy Co. Inc.	383,783	40,569,701
Burlington Stores Inc.(a)	7,623	2,161,654
CarMax Inc.(a)(b)	297,384	38,053,257
Dick’s Sporting Goods Inc.	125,120	14,985,622
Foot Locker Inc.	177,747	8,115,928
Gap Inc. (The)	398,772	9,052,124
Leslie’s Inc.(a)(b)	24,603	505,346
Lithia Motors Inc.	52,944	16,785,366
O’Reilly Automotive Inc.(a)	94,507	57,749,447
Penske Automotive Group Inc.	63,085	6,346,351
Petco Health & Wellness Co. Inc.(a)(b)	103,802	2,190,222
Victoria’s Secret & Co.(a)	67,147	3,710,543
Vroom Inc.(a)(b)	170,953	3,772,933
Williams-Sonoma Inc.	35,582	6,309,756

		318,960,106

Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	2,593,991	36,964,372
HP Inc.	1,562,962	42,762,640
NetApp Inc.	148,509	13,330,168
Pure Storage Inc., Class A(a)	33,780	849,905
Western Digital Corp.(a)	611,350	34,504,594
Xerox Holdings Corp.	284,315	5,734,633

		134,146,312

Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(a)	292,969	14,182,629
Carter’s Inc.	87,668	8,524,836
Columbia Sportswear Co.	74,165	7,107,974
Deckers Outdoor Corp.(a)	47,408	17,076,362
Hanesbrands Inc.	276,225	4,740,021
PVH Corp.(a)(b)	141,770	14,572,538
Ralph Lauren Corp.	94,913	10,539,140
Skechers U.S.A. Inc., Class A(a)	231,426	9,747,663
Tapestry Inc.	497,469	18,416,302
Under Armour Inc., Class A(a)	373,146	7,530,086
Under Armour Inc., Class C, NVS(a)(b)	397,711	6,967,897
VF Corp.	232,594	15,581,472

		134,986,920

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.	669,627	10,017,620
New York Community Bancorp. Inc.	894,069	11,506,668
TFS Financial Corp.	96,800	1,845,008
UWM Holdings Corp.	96,432	670,202

		24,039,498

Trading Companies & Distributors — 0.7%
Air Lease Corp.	211,145	8,306,444
Core & Main Inc., Class A(a)(b)	34,013	891,481
Fastenal Co.	128,451	6,629,356
MSC Industrial Direct Co. Inc., Class A	88,825	7,122,877
SiteOne Landscape Supply Inc.(a)(b)	41,805	8,338,843
United Rentals Inc.(a)	93,854	32,936,184
Univar Solutions Inc.(a)	330,531	7,873,249

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	IShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Watsco Inc.	64,645	$17,106,360
WW Grainger Inc.	15,652	6,152,175

		95,356,969

Water Utilities — 0.6%
American Water Works Co. Inc.	362,311	61,245,052
Essential Utilities Inc.	448,843	20,682,685

		81,927,737

Total Common Stocks — 99.8% (Cost: $11,094,131,908)		13,851,659,323

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	248,646,636	248,770,959
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	18,600,000	18,600,000

		267,370,959

Total Short-Term Investments — 1.9% (Cost: $267,204,230)		267,370,959

Total Investments in Securities — 101.7% (Cost: $11,361,336,138)		14,119,030,282

Other Assets, Less Liabilities — (1.7)%		(230,263,346)

Net Assets — 100.0%		$13,888,766,936

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$235,625,516	$13,171,919	(a)	$—	$(3,640)	$(22,836)	$248,770,959	248,646,636	$389,928	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,090,000	510,000	(a)	—	—	—	18,600,000	18,600,000	872		—

					$(3,640)	$(22,836)	$267,370,959		$390,800		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 400 E-Mini Index	101	12/17/21	$26,595	$(653,107)

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Russell Mid-Cap Value ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

S&P 500 E-Mini Index	34	12/17/21	$7,306	$(274,461)

				$(927,568)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$927,568

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$416,083

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(912,190)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$33,888,352

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$13,851,659,323	$—	$—	$13,851,659,323
Money Market Funds	267,370,959	—	—	267,370,959

	$14,119,030,282	$—	$—	$14,119,030,282

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(927,568)	$—	$—	$(927,568)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2021

	iShares Micro-Cap ETF	iShares Russell 2500 ETF	iShares Russell 3000 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,255,495,503	$187,662,928	$11,605,584,301
Affiliated(c)	205,256,992	303,792,083	232,404,758
Cash	7,205	294,093	115,238
Cash pledged:
Futures contracts	79,710	26,000	1,370,459
Receivables:
Investments sold	2,836,932	—	—
Securities lending income — Affiliated	297,106	52,411	58,682
Capital shares sold	855	—	—
Dividends	684,230	190,917	7,533,095

Total assets	1,464,658,533	492,018,432	11,847,066,533

LIABILITIES
Collateral on securities loaned, at value	204,321,386	155,603,996	182,715,072
Payables:
Investments purchased	3,457,799	—	—
Variation margin on futures contracts	12,723	4,138	267,696
Capital shares redeemed	—	—	214,147
Investment advisory fees	628,810	18,868	1,998,003

Total liabilities	208,420,718	155,627,002	185,194,918

NET ASSETS	$1,256,237,815	$336,391,430	$11,661,871,615

NET ASSETS CONSIST OF:
Paid-in capital	$1,112,995,136	$276,961,294	$7,272,674,217
Accumulated earnings	143,242,679	59,430,136	4,389,197,398

NET ASSETS	$1,256,237,815	$336,391,430	$11,661,871,615

Shares outstanding	8,700,000	5,250,000	45,750,000

Net asset value	$144.40	$64.07	$254.90

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$196,253,610	$150,532,791	$176,327,663
(b) Investments, at cost — Unaffiliated	$1,152,781,475	$158,845,764	$7,301,331,382
(c) Investments, at cost — Affiliated	$205,187,426	$280,780,554	$217,674,497

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2021

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$28,980,405,349	$15,549,261,673	$13,851,659,323
Affiliated(c)	1,022,261,721	891,106,254	267,370,959
Cash	1,147,293	371,961	677,988
Cash pledged:
Futures contracts	3,416,420	1,090,990	1,949,590
Receivables:
Securities lending income — Affiliated	189,125	176,227	43,255
Dividends	27,283,766	3,187,869	19,116,432

Total assets	30,034,703,674	16,445,194,974	14,140,817,547

LIABILITIES
Collateral on securities loaned, at value	984,030,117	871,329,728	248,498,659
Payables:
Investments purchased	748,101	—	323,212
Variation margin on futures contracts	862,777	251,849	517,618
Capital shares redeemed	—	8,166	—
Investment advisory fees	4,541,368	3,089,226	2,711,122

Total liabilities	990,182,363	874,678,969	252,050,611

NET ASSETS	$29,044,521,311	$15,570,516,005	$13,888,766,936

NET ASSETS CONSIST OF:
Paid-in capital	$18,619,846,823	$10,278,677,197	$11,489,447,161
Accumulated earnings	10,424,674,488	5,291,838,808	2,399,319,775

NET ASSETS	$29,044,521,311	$15,570,516,005	$13,888,766,936

Shares outstanding	371,200,000	138,850,000	122,650,000

Net asset value	$78.24	$112.14	$113.24

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$945,605,457	$890,918,655	$215,738,097
(b) Investments, at cost — Unaffiliated	$18,447,920,184	$11,433,456,517	$11,094,131,908
(c) Investments, at cost — Affiliated	$1,021,791,697	$890,714,305	$267,204,230

See notes to financial statements.

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2021

	iShares Micro-Cap ETF	iShares Russell 2500 ETF	iShares Russell 3000 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$5,538,231	$1,201,930	$78,230,170
Dividends — Affiliated	78	676,703	324,899
Securities lending income — Affiliated — net	1,618,978	229,076	371,187
Foreign taxes withheld	(16,049)	(691)	(16,392)

Total investment income	7,141,238	2,107,018	78,909,864

EXPENSES
Investment advisory fees	3,986,315	233,828	11,842,028

Total expenses	3,986,315	233,828	11,842,028

Less:
Investment advisory fees waived	—	(128,801)	—

Total expenses after fees waived	3,986,315	105,027	11,842,028

Net investment income	3,154,923	2,001,991	67,067,836

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	42,786,776	(1,015,676)	(17,316,070)
Investments — Affiliated	(11,158)	79,687	4,113
In-kind redemptions — Unaffiliated	189,175,013	7,744,493	292,207,519
In-kind redemptions — Affiliated	—	1,443,511	1,333,960
Futures contracts	(225,511)	29,608	2,948,308

Net realized gain	231,725,120	8,281,623	279,177,830

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(252,055,014)	(682,422)	539,777,211
Investments — Affiliated	(10,900)	(3,165,061)	2,100,246
Futures contracts	1,173	(15,132)	(833,344)

Net change in unrealized appreciation (depreciation)	(252,064,741)	(3,862,615)	541,044,113

Net realized and unrealized gain (loss)	(20,339,621)	4,419,008	820,221,943

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,184,698)	$6,420,999	$887,289,779

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	91

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2021

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$171,833,232	$40,480,175	$108,398,056
Dividends — Affiliated	2,051	777	872
Securities lending income — Affiliated — net	1,539,740	1,566,774	389,928
Foreign taxes withheld	(37,691)	(5,541)	(25,135)

Total investment income	173,337,332	42,042,185	108,763,721

EXPENSES
Investment advisory fees	27,150,675	18,092,178	16,383,662

Total expenses	27,150,675	18,092,178	16,383,662

Net investment income	146,186,657	23,950,007	92,380,059

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	157,821,651	89,132,819	656,000,216
Investments — Affiliated	(13,737)	11,711	(3,640)
In-kind redemptions — Unaffiliated	1,109,186,708	2,107,306,775	243,350,272
Futures contracts	3,313,233	2,152,933	416,083

Net realized gain	1,270,307,855	2,198,604,238	899,762,931

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	353,706,970	(736,668,483)	(401,844,721)
Investments — Affiliated	(79,641)	(75,528)	(22,836)
Futures contracts	(1,846,040)	(809,987)	(912,190)

Net change in unrealized appreciation (depreciation)	351,781,289	(737,553,998)	(402,779,747)

Net realized and unrealized gain	1,622,089,144	1,461,050,240	496,983,184

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,768,275,801	$1,485,000,247	$589,363,243

See notes to financial statements.

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

		iShares Micro-Cap ETF	iShares Russell 2500 ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,154,923	$7,953,178	$2,001,991	$1,875,578
Net realized gain	231,725,120	18,081,192	8,281,623	4,120,692
Net change in unrealized appreciation (depreciation)	(252,064,741)	632,697,905	(3,862,615)	66,690,370

Net increase (decrease) in net assets resulting from operations	(17,184,698)	658,732,275	6,420,999	72,686,640

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,412,877)	(8,886,794)	(1,892,066)	(2,053,020)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(109,753,140)	174,536,784	64,744,567	154,463,552

NET ASSETS
Total increase (decrease) in net assets	(130,350,715)	824,382,265	69,273,500	225,097,172
Beginning of period	1,386,588,530	562,206,265	267,117,930	42,020,758

End of period	$1,256,237,815	$1,386,588,530	$336,391,430	$267,117,930

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	93

Statements of Changes in Net Assets (continued)

		iShares Russell 3000 ETF	iShares Russell Mid-Cap ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$67,067,836	$135,062,426	$146,186,657	$270,198,642
Net realized gain	279,177,830	1,061,621,917	1,270,307,855	700,515,561
Net change in unrealized appreciation (depreciation)	541,044,113	3,423,435,522	351,781,289	10,488,765,188

Net increase in net assets resulting from operations	887,289,779	4,620,119,865	1,768,275,801	11,459,479,391

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(63,610,065)	(140,402,335)	(155,393,992)	(291,549,968)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(120,154,839)	(1,752,359,037)	308,322,262	201,796,936

NET ASSETS
Total increase in net assets	703,524,875	2,727,358,493	1,921,204,071	11,369,726,359
Beginning of period	10,958,346,740	8,230,988,247	27,123,317,240	15,753,590,881

End of period	$11,661,871,615	$10,958,346,740	$29,044,521,311	$27,123,317,240

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Russell Mid-Cap Growth ETF		iShares Russell Mid-Cap Value ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$23,950,007	$48,647,158	$92,380,059	$174,406,967
Net realized gain	2,198,604,238	1,634,159,985	899,762,931	31,845,912
Net change in unrealized appreciation (depreciation)	(737,553,998)	4,645,472,122	(402,779,747)	5,513,829,072

Net increase in net assets resulting from operations	1,485,000,247	6,328,279,265	589,363,243	5,720,081,951

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(26,412,877)	(50,299,403)	(99,534,773)	(194,749,263)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(710,340,465)	(809,354,311)	278,912,479	(607,251,620)

NET ASSETS
Total increase in net assets	748,246,905	5,468,625,551	768,740,949	4,918,081,068
Beginning of period	14,822,269,100	9,353,643,549	13,120,025,987	8,201,944,919

End of period	$15,570,516,005	$14,822,269,100	$13,888,766,936	$13,120,025,987

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	95

Financial Highlights

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$146.73		$67.33	$92.88	$96.11	$85.68	$68.00

Net investment income(a)	0.35		0.96	0.94	0.89	0.79	0.85
Net realized and unrealized gain (loss)(b)		(2.29)	79.50	(25.28)	(3.24)	10.68	17.82

Net increase (decrease) from investment operations		(1.94)	80.46	(24.34)	(2.35)	11.47	18.67

Distributions(c)
From net investment income		(0.39)	(1.06)	(1.21)	(0.88)	(1.04)	(0.99)

Total distributions		(0.39)	(1.06)	(1.21)	(0.88)	(1.04)	(0.99)

Net asset value, end of period	$144.40		$146.73	$67.33	$92.88	$96.11	$85.68

Total Return(d)
Based on net asset value	(1.34	)%(e)	120.24%	(26.47)%	(2.48)%	13.43%	27.60%

Ratios to Average Net Assets
Total expenses	0.60	%(f)	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	0.47	%(f)	0.92%	1.03%	0.91%	0.86%	1.09%

Supplemental Data
Net assets, end of period (000)	$1,256,238		$1,386,589	$562,206	$882,335	$879,375	$852,535

Portfolio turnover rate(g)	34	%(e)	35%	24%	25%	22%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 2500 ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Period From 07/06/17 to 03/31/18	(a)

Net asset value, beginning of period.	$62.85		$33.62	$44.13	$43.24	$39.34

Net investment income(b)	0.42		0.75	0.72	0.65	0.42

Net realized and unrealized gain (loss)(c)	1.17		29.21	(10.50)	1.22	3.88

Net increase (decrease) from investment operations	1.59		29.96	(9.78)	1.87	4.30

Distributions(d)
From net investment income		(0.37)	(0.73)	(0.73)	(0.62)	(0.40)
From net realized gain	—		—	—	(0.36)	—
Return of capital	—		—	—	—	(0.00	)(e)

Total distributions		(0.37)	(0.73)	(0.73)	(0.98)	(0.40)

Net asset value, end of period	$64.07		$62.85	$33.62	$44.13	$43.24

Total Return(f)
Based on net asset value	2.51	%(g)	89.71%	(22.47)%	4.49%	10.96	%(g)

Ratios to Average Net Assets
Total expenses(h)	0.15	%(i)	0.15%	0.15%	0.15%	0.15	%(i)

Total expenses after fees waived(h)	0.07	%(i)	0.07%	0.07%	0.06%	0.07	%(i)

Net investment income	1.28	%(i)	1.44%	1.60%	1.49%	1.37	%(i)

Supplemental Data
Net assets, end of period (000)	$336,391		$267,118	$42,021	$35,302	$6,486

Portfolio turnover rate(j)(k)	10	%(g)	16%	14%	12%	5	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)

The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested (“acquired fund fees and expenses”). This ratio does not include these acquired fund fees and expenses.

(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.
(k)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$237.19		$148.31	$166.74	$156.30	$139.89	$120.86

Net investment income(a)	1.45		2.73	2.91	2.78	2.53	2.34
Net realized and unrealized gain (loss)(b)	17.64		89.03	(18.04)	10.52	16.45	19.07

Net increase (decrease) from investment operations	19.09		91.76	(15.13)	13.30	18.98	21.41

Distributions(c)
From net investment income		(1.38)	(2.88)	(3.30)	(2.86)	(2.57)	(2.38)

Total distributions		(1.38)	(2.88)	(3.30)	(2.86)	(2.57)	(2.38)

Net asset value, end of period	$254.90		$237.19	$148.31	$166.74	$156.30	$139.89

Total Return(d)
Based on net asset value	8.04	%(e)	62.21%	(9.29)%	8.59%	13.64%	17.87%

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.13	%(f)	1.37%	1.69%	1.72%	1.68%	1.81%

Supplemental Data
Net assets, end of period (000)	$11,661,872		$10,958,347	$8,230,988	$9,379,045	$8,182,126	$7,379,312

Portfolio turnover rate(g)	3	%(e)	4%	5%	5%	4%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)

Net asset value, beginning of period	$73.93		$43.20	$53.93	$51.61	$46.82	$40.76

Net investment income(b)	0.39		0.74	0.91	0.81	0.76	0.68

Net realized and unrealized gain (loss)(c)	4.34		30.79	(10.71)	2.44	4.84	6.12

Net increase (decrease) from investment operations	4.73		31.53	(9.80)	3.25	5.60	6.80

Distributions(d)
From net investment income		(0.42)	(0.80)	(0.93)	(0.93)	(0.81)	(0.74)

Total distributions		(0.42)	(0.80)	(0.93)	(0.93)	(0.81)	(0.74)

Net asset value, end of period	$78.24		$73.93	$43.20	$53.93	$51.61	$46.82

Total Return(e)
Based on net asset value	6.38	%(f)	73.38%	(18.44)%	6.38%	12.02%	16.79%

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.19%	0.19%	0.19%	0.20%	0.20%

Net investment income	0.99	%(g)	1.23%	1.63%	1.55%	1.53%	1.56%

Supplemental Data
Net assets, end of period (000)	$29,044,521		$27,123,317	$15,753,591	$18,593,536	$16,988,034	$15,468,666

Portfolio turnover rate(h)	10	%(f)	14%	10%	11%	10%	11%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on October 25, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)

Net asset value, beginning of period	$102.01		$60.86	$67.81	$61.46	$51.90	$46.08

Net investment income(b)	0.17		0.32	0.47	0.56	0.48	0.46

Net realized and unrealized gain (loss)(c)	10.15		41.16	(6.97)	6.35	9.58	5.89

Net increase (decrease) from investment operations	10.32		41.48	(6.50)	6.91	10.06	6.35

Distributions(d)
From net investment income		(0.19)	(0.33)	(0.45)	(0.56)	(0.50)	(0.53)

Total distributions		(0.19)	(0.33)	(0.45)	(0.56)	(0.50)	(0.53)

Net asset value, end of period	$112.14		$102.01	$60.86	$67.81	$61.46	$51.90

Total Return(e)
Based on net asset value	10.11	%(f)	68.27%	(9.67)%	11.28%	19.46%	13.85%

Ratios to Average Net Assets
Total expenses	0.23	%(g)	0.23%	0.24%	0.24%	0.24%	0.25%

Net investment income	0.31	%(g)	0.36%	0.65%	0.88%	0.84%	0.94%

Supplemental Data
Net assets, end of period (000)	$15,570,516		$14,822,269	$9,353,644	$10,217,865	$8,561,654	$7,240,120

Portfolio turnover rate(h)	31	%(f)	23%	23%	20%	24%	27%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

100	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$109.15		$64.10	$86.86	$86.44	$83.02	$70.95

Net investment income(a)	0.75		1.43	1.93	1.67	1.69	1.55
Net realized and unrealized gain (loss)(b)	4.15		45.22	(22.63)	0.70	3.48	12.18

Net increase (decrease) from investment operations	4.90		46.65	(20.70)	2.37	5.17	13.73

Distributions(c)
From net investment income		(0.81)	(1.60)	(2.06)	(1.95)	(1.75)	(1.66)

Total distributions		(0.81)	(1.60)	(2.06)	(1.95)	(1.75)	(1.66)

Net asset value, end of period	$113.24		$109.15	$64.10	$86.86	$86.44	$83.02

Total Return(d)
Based on net asset value	4.47	%(e)	73.40%	(24.28)%	2.78%	6.28%	19.51%

Ratios to Average Net Assets
Total expenses	0.23	%(f)	0.23%	0.24%	0.24%	0.24%	0.25%

Net investment income	1.30	%(f)	1.65%	2.18%	1.93%	1.98%	2.00%

Supplemental Data
Net assets, end of period (000)	$13,888,767		$13,120,026	$8,201,945	$11,218,007	$10,533,292	$9,555,303

Portfolio turnover rate(g)	18	%(e)	25%	20%	25%	20%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Micro-Cap	Diversified
Russell 2500	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

Currently the iShares Russell 2500 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying Fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

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Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

104	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Micro-Cap
Barclays Bank PLC	$10,286,122	$10,286,122		$—	$—
Barclays Capital, Inc.	760,802	760,802		—	—
BMO Capital Markets Corp.	63,448	63,448		—	—
BNP Paribas SA	22,374,067	22,374,067		—	—
BofA Securities, Inc.	21,531,983	21,531,983		—	—
Citadel Clearing LLC	98,984	98,984		—	—
Citigroup Global Markets, Inc.	6,498,507	6,498,507		—	—
Credit Suisse Securities (USA) LLC	12,986,953	12,986,953		—	—
Deutsche Bank Securities, Inc.	3,792,182	3,792,182		—	—
Goldman Sachs & Co. LLC	23,281,114	23,281,114		—	—
HSBC Bank PLC	5,495,799	5,495,799		—	—
ING Financial Markets LLC	57,220	57,220		—	—
J.P. Morgan Securities LLC	25,796,756	25,796,756		—	—
Jefferies LLC	132,700	132,700		—	—
Morgan Stanley	34,576,986	34,576,986		—	—
National Financial Services LLC	11,350,215	11,350,215		—	—
Nomura Securities International, Inc.	47,460	47,460		—	—
Pershing LLC	92,243	90,397		—	(1,846	)(b)
Scotia Capital (USA), Inc.	543,640	543,640		—	—
SG Americas Securities LLC	28,106	28,106		—	—
State Street Bank & Trust Co.	3,514,285	3,514,285		—	—
Toronto Dominion Bank	3,637,930	3,637,930		—	—
UBS AG	4,963,204	4,963,204		—	—
UBS Securities LLC	669,823	669,823		—	—
Virtu Americas LLC	333,593	333,593		—	—
Wells Fargo Bank N.A.	550,726	550,726		—	—
Wells Fargo Securities LLC	2,788,762	2,788,762		—	—

	$196,253,610	$196,251,764		$—	$(1,846)

Russell 2500
Barclays Bank PLC	$3,672,146	$3,672,146		$—	$—
BNP Paribas SA	16,704	16,704		—	—
BofA Securities, Inc.	3,339,787	3,339,787		—	—
Citadel Clearing LLC	202,133	202,133		—	—
Citigroup Global Markets, Inc.	326,381	326,381		—	—
Credit Suisse Securities (USA) LLC	53,743,741	53,743,741		—	—
HSBC Bank PLC	267,945	267,945		—	—
ING Financial Markets LLC	139,876	139,876		—	—
J.P. Morgan Securities LLC	6,588,451	6,588,451		—	—
Jefferies LLC	74,830,839	74,830,839		—	—
SG Americas Securities LLC	831,125	831,125		—	—
State Street Bank & Trust Co.	140,614	140,614		—	—
Toronto Dominion Bank	1,032,949	1,032,949		—	—
UBS AG	2,230,955	2,230,955		—	—
UBS Securities LLC	27,488	27,488		—	—
Virtu Americas LLC	2,838,173	2,838,173		—	—
Wells Fargo Bank N.A.	67,907	67,907		—	—
Wells Fargo Securities LLC	235,577	235,577		—	—

	$150,532,791	$150,532,791		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell 3000
Barclays Bank PLC	$10,079,520	$10,079,520		$—	$—
Barclays Capital, Inc.	7,213,166	7,213,166		—	—
BMO Capital Markets Corp.	747,881	747,881		—	—
BNP Paribas SA	22,426,728	22,426,728		—	—
BofA Securities, Inc.	7,934,306	7,867,127		—	(67,179	)(b)
Citadel Clearing LLC	1,534,971	1,534,971		—	—
Citigroup Global Markets, Inc.	12,965,182	12,965,182		—	—
Credit Suisse Securities (USA) LLC	4,120,550	4,120,550		—	—
Deutsche Bank Securities, Inc.	1,584,054	1,584,054		—	—
Goldman Sachs & Co. LLC	16,180,548	16,180,548		—	—
HSBC Bank PLC	16,721,598	16,721,598		—	—
ING Financial Markets LLC	2,018	2,018		—	—
J.P. Morgan Securities LLC	30,108,442	30,108,442		—	—
Jefferies LLC	1,240,126	1,240,126		—	—
Morgan Stanley	14,253,132	14,253,132		—	—
National Financial Services LLC	2,941,067	2,941,067		—	—
Natixis S.A.	245,441	245,441		—	—
Pershing LLC	43,644	42,888		—	(756	)(b)
RBC Capital Markets LLC	157,029	157,029		—	—
Scotia Capital (USA), Inc.	7,319,673	7,319,673		—	—
State Street Bank & Trust Co.	263,031	263,031		—	—
Toronto Dominion Bank	3,187,966	3,187,966		—	—
UBS AG	8,934,117	8,934,117		—	—
UBS Securities LLC	3,804,650	3,804,650		—	—
Virtu Americas LLC	149,992	149,992		—	—
Wells Fargo Bank N.A.	1,093,505	1,093,505		—	—
Wells Fargo Securities LLC	1,075,326	1,075,326		—	—

	$176,327,663	$176,259,728		$—	$(67,935)

Russell Mid-Cap
Barclays Bank PLC	$83,324,577	$83,324,577		$—	$—
Barclays Capital, Inc.	2,525,909	2,525,909		—	—
BMO Capital Markets Corp.	744,143	744,143		—	—
BNP Paribas SA	116,959,689	116,959,689		—	—
BofA Securities, Inc.	49,395,651	49,395,651		—	—
Citadel Clearing LLC	2,953,175	2,953,175		—	—
Citigroup Global Markets, Inc.	146,507,057	146,507,057		—	—
Credit Suisse Securities (USA) LLC	18,251,950	18,251,950		—	—
Deutsche Bank Securities, Inc.	1,086,707	1,086,707		—	—
Goldman Sachs & Co. LLC	111,307,447	111,307,447		—	—
HSBC Bank PLC	4,927,838	4,927,838		—	—
ING Financial Markets LLC	60,030	60,030		—	—
J.P. Morgan Securities LLC	192,803,760	192,803,760		—	—
Jefferies LLC	287,851	287,851		—	—
Morgan Stanley	63,024,538	63,024,538		—	—
National Financial Services LLC	11,606,399	11,068,137		—	(538,262	)(b)
Natixis S.A.	3,026,405	3,026,405		—	—
Nomura Securities International, Inc.	97,108	97,108		—	—
Scotia Capital (USA), Inc.	13,723,374	13,723,374		—	—
SG Americas Securities LLC	3,481,153	3,481,153		—	—
State Street Bank & Trust Co.	6,409,601	6,409,601		—	—
Toronto Dominion Bank	29,997,964	29,997,964		—	—
UBS AG	50,198,415	50,198,415		—	—
UBS Securities LLC	16,380,327	16,380,327		—	—
Wells Fargo Bank N.A.	6,687,706	6,687,706		—	—
Wells Fargo Securities LLC	9,836,683	9,836,683		—	—

	$945,605,457	$945,067,195		$—	$(538,262)

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell Mid-Cap Growth
Barclays Bank PLC	$29,248,569	$28,722,439		$—	$(526,130	)(b)
Barclays Capital, Inc.	1,636,383	1,635,055		—	(1,328	)(b)
BMO Capital Markets Corp.	111,440	105,641		—	(5,799	)(b)
BNP Paribas SA	136,002,762	135,419,283		—	(583,479	)(b)
BofA Securities, Inc.	45,869,881	45,521,856		—	(348,025	)(b)
Citadel Clearing LLC	7,357,359	7,137,450		—	(219,909	)(b)
Citigroup Global Markets, Inc.	126,021,945	124,397,025		—	(1,624,920	)(b)
Credit Suisse Securities (USA) LLC	31,393,325	31,211,336		—	(181,989	)(b)
Deutsche Bank Securities, Inc.	16,424	15,970		—	(454	)(b)
Goldman Sachs & Co. LLC	63,483,444	62,904,225		—	(579,219	)(b)
HSBC Bank PLC	11,704,791	11,704,791		—	—
ING Financial Markets LLC	293,490	293,490		—	—
J.P. Morgan Securities LLC	157,457,358	154,370,116		—	(3,087,242	)(b)
Morgan Stanley	167,788,898	160,760,748		—	(7,028,150	)(b)
National Financial Services LLC	17,284,194	15,715,321		—	(1,568,873	)(b)
Natixis S.A.	4,354,360	4,354,360		—	—
Nomura Securities International, Inc.	34,186	34,186		—	—
Scotia Capital (USA), Inc.	1,156	1,141		—	(15	)(b)
SG Americas Securities LLC	7,340,856	6,907,251		—	(433,605	)(b)
State Street Bank & Trust Co.	4,769,400	4,622,944		—	(146,456	)(b)
Toronto Dominion Bank	1,789,014	1,789,014		—	—
UBS AG	40,442,762	38,490,735		—	(1,952,027	)(b)
UBS Securities LLC	23,846,029	22,945,333		—	(900,696	)(b)
Virtu Americas LLC	1,879,194	1,830,855		—	(48,339	)(b)
Wells Fargo Bank N.A.	6,926,962	6,622,966		—	(303,996	)(b)
Wells Fargo Securities LLC	3,864,473	3,756,155		—	(108,318	)(b)

	$890,918,655	$871,269,686		$—	$(19,648,969)

Russell Mid-Cap Value
Barclays Bank PLC	$9,625,722	$9,625,722		$—	$—
Barclays Capital, Inc.	3,576,970	3,576,970		—	—
BNP Paribas SA	43,717,933	43,717,933		—	—
BofA Securities, Inc.	12,456,844	12,456,844		—	—
Citadel Clearing LLC	196,570	196,570		—	—
Citigroup Global Markets, Inc.	27,422,052	27,422,052		—	—
Credit Suisse Securities (USA) LLC	17,235,581	17,235,581		—	—
Deutsche Bank Securities, Inc.	1,228,751	1,228,751		—	—
Goldman Sachs & Co. LLC	19,616,922	19,616,922		—	—
HSBC Bank PLC	1,431,138	1,431,138		—	—
J.P. Morgan Securities LLC	30,621,037	30,621,037		—	—
Jefferies LLC	398,051	398,051		—	—
Morgan Stanley	14,515,782	14,515,782		—	—
National Financial Services LLC	1,964,181	1,964,181		—	—
SG Americas Securities LLC	559,456	559,456		—	—
State Street Bank & Trust Co.	7,745,900	7,745,900		—	—
Toronto Dominion Bank	7,917,483	7,917,483		—	—
UBS AG	10,280,999	10,280,999		—	—
UBS Securities LLC	4,483,730	4,483,730		—	—
Virtu Americas LLC	486,445	484,419		—	(2,026	)(b)
Wells Fargo Securities LLC	256,550	256,550		—	—

	$215,738,097	$215,736,071		$—	$(2,026)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements (unaudited) (continued)

value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Micro-Cap	0.60%
Russell 2500	0.15
Russell 3000	0.20

For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

For its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037

108	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended September 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Russell 2500	$128,801

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Micro-Cap	$523,228
Russell 2500	90,955
Russell 3000	145,216
Russell Mid-Cap	597,981
Russell Mid-Cap Growth	594,701
Russell Mid-Cap Value	154,922

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Micro-Cap	$75,338,547	$175,081,531	$36,603,209
Russell 2500	13,267,000	5,555,100	(990,284)
Russell 3000	46,661,158	66,868,864	(6,344,256)
Russell Mid-Cap	913,505,247	947,756,011	(75,768,577)
Russell Mid-Cap Growth	2,505,083,168	2,211,549,391	11,646,507
Russell Mid-Cap Value	1,505,883,247	1,723,695,443	434,059,533

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Micro-Cap	$450,969,782	$452,709,695
Russell 2500	31,471,463	31,395,351
Russell 3000	366,072,424	366,690,472
Russell Mid-Cap	2,966,681,071	2,936,059,973
Russell Mid-Cap Growth	4,763,649,653	4,779,690,018
Russell Mid-Cap Value	2,574,073,297	2,564,509,381

For the six months ended September 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Micro-Cap	$183,411,151	$290,646,474
Russell 2500	87,670,098	23,004,301
Russell 3000	387,369,402	504,335,747
Russell Mid-Cap	1,988,278,582	1,700,331,209
Russell Mid-Cap Growth	3,429,790,084	4,128,433,259
Russell Mid-Cap Value	936,176,977	658,393,842

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Micro-Cap	$167,055,446
Russell 2500	342,063
Russell 3000	133,494,308
Russell Mid-Cap	1,132,451,882
Russell Mid-Cap Growth	998,195,710
Russell Mid-Cap Value	1,155,965,224

110	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Micro-Cap.	$1,381,899,928	$268,615,962	$(189,762,178)	$78,853,784
Russell 2500	439,902,844	56,532,589	(4,988,328)	51,544,261
Russell 3000	7,597,099,610	4,752,539,353	(512,453,637)	4,240,085,716
Russell Mid-Cap	19,704,795,180	11,222,518,867	(926,395,574)	10,296,123,293
Russell Mid-Cap Growth	12,348,785,166	4,504,232,607	(413,302,274)	4,090,930,333
Russell Mid-Cap Value	11,455,441,310	3,206,440,024	(543,778,620)	2,662,661,404

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

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Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Year Ended 03/31/21

iShares ETF	Shares	Amount	Shares		Amount

Micro-Cap
Shares sold	1,250,000	$188,984,015	1,900,000		$258,640,222
Shares redeemed	(2,000,000)	(298,737,155)	(800,000)		(84,103,438)

Net increase (decrease)	(750,000)	$(109,753,140)	1,100,000		$174,536,784

Russell 2500
Shares sold	1,350,000	$87,997,030	3,250,000		$166,498,017
Shares redeemed	(350,000)	(23,252,463)	(250,000)		(12,034,465)

Net increase	1,000,000	$64,744,567	3,000,000		$154,463,552

Russell 3000
Shares sold	1,550,000	$390,072,388	2,250,000		$455,681,225
Shares redeemed	(2,000,000)	(510,227,227)	(11,550,000)		(2,208,040,262)

Net decrease	(450,000)	$(120,154,839)	(9,300,000)		$(1,752,359,037)

Russell Mid-Cap
Shares sold	25,550,000	$2,001,003,165	51,900,000		$2,889,310,154
Shares redeemed	(21,250,000)	(1,692,680,903)	(49,700,000)		(2,687,513,218)

Net increase	4,300,000	$308,322,262	2,200,000		$201,796,936

Russell Mid-Cap Growth
Shares sold	30,850,000	$3,433,758,040	53,000,000	(a)	$4,406,706,279
Shares redeemed	(37,300,000)	(4,144,098,505)	(61,400,000	)(a)	(5,216,060,590)

Net decrease	(6,450,000)	$(710,340,465)	(8,400,000)		$(809,354,311)

Russell Mid-Cap Value
Shares sold	8,250,000	$941,568,455	15,200,000		$1,399,838,175
Shares redeemed	(5,800,000)	(662,655,976)	(22,950,000)		(2,007,089,795)

Net increase (decrease)	2,450,000	$278,912,479	(7,750,000)		$(607,251,620)

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Notes to Financial Statements (unaudited) (continued)

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on December 4, 2020.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	LEGAL PROCEEDINGS

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 3000 ETF, iShares Russell MidCap ETF and iShares Russell MidCap Value ETF received proceeds of $518,568, $2,662,268 and $4,836,058, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to an appeal which remains pending. The outcome of this appeal could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Board Review and Approval of Investment Advisory Contract

iShares Micro-Cap ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

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Board Review and Approval of Investment Advisory Contract  (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell 2500 ETF, iShares Russell 3000 ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service

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Board Review and Approval of Investment Advisory Contract  (continued)

providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Mid-Cap ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment

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Board Review and Approval of Investment Advisory Contract  (continued)

Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Mid-Cap Growth ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment

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Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Russell Mid-Cap Value ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to

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evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	123

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Micro-Cap(a)	$0.373544	$—	$0.015410	$0.388954	96%	—%	4%	100%
Russell 2500(a)	0.266623	—	0.102942	0.369565	72	—	28	100
Russell 3000(a)	1.353126	—	0.023949	1.377075	98	—	2	100
Russell Mid-Cap(a)	0.398396	—	0.020033	0.418429	95	—	5	100
Russell Mid-Cap Growth(a)	0.185455	—	0.004573	0.190028	98	—	2	100
Russell Mid-Cap Value(a)	0.767010	—	0.041313	0.808323	95	—	5	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

124	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	125

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-306-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Focused Value Factor ETF | FOVL | NYSE Arca

•  iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX

•  iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca

•  iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca

•  iShares U.S. Home Construction ETF | ITB | Cboe BZX

•  iShares U.S. Infrastructure ETF | IFRA | Cboe BZX

•  iShares U.S. Insurance ETF | IAK | NYSE Arca

•  iShares U.S. Medical Devices ETF | IHI | NYSE Arca

•  iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX

•  iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca

•  iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca

•  iShares U.S. Real Estate ETF | IYR | NYSE Arca

•  iShares U.S. Regional Banks ETF | IAT | NYSE Arca

•  iShares U.S. Telecommunications ETF | IYZ | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.18%	30.00%

U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68

International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73

Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2021	iShares® Focused Value Factor ETF

Investment Objective

The iShares Focused Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with prominent value characteristics, as represented by the Focused Value Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	4.59%	76.87%	7.56%	76.87%	20.30%
Fund Market	4.61	76.81	7.59	76.81	20.41
Index	4.75	77.57	7.88	77.57	21.17

The inception date of the Fund was 3/19/19. The first day of secondary market trading was 3/21/19.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,045.90	$ 1.28		$ 1,000.00	$ 1,023.80	$ 1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Insurance	34.6%
Banks	21.2
Diversified Financials	17.5
Technology Hardware & Equipment	9.0
Retailing	8.1
Food & Staples Retailing	2.6
Health Care Equipment & Services	2.5
Utilities	2.3
Automobiles & Components	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Penske Automotive Group Inc.	3.3%
Dick’s Sporting Goods Inc.	3.0
Zions Bancorp. NA	2.9
New York Community Bancorp. Inc.	2.9
Hartford Financial Services Group Inc. (The)	2.8
MGIC Investment Corp.	2.7
First American Financial Corp.	2.7
Raymond James Financial Inc.	2.7
Janus Henderson Group PLC	2.7
Kroger Co. (The)	2.6

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® U.S. Aerospace & Defense ETF

Investment Objective

The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.45%	32.77%	11.35%	15.83%	32.77%	71.20%	334.84%
Fund Market	0.47	32.75	11.35	15.83	32.75	71.22	334.60
Index	0.65	33.32	11.85	16.32	33.32	75.04	353.63

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,004.50	$ 1.96		$ 1,000.00	$ 1,023.10	$ 1.98		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Aerospace & Defense	97.3%
Industrial Machinery	2.0
Leisure Products	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Raytheon Technologies Corp.	20.6%
Boeing Co. (The)	19.3
Lockheed Martin Corp.	5.9
TransDigm Group Inc.	4.7
Northrop Grumman Corp.	4.4
Textron Inc.	4.3
General Dynamics Corp.	4.3
L3Harris Technologies Inc.	4.2
Howmet Aerospace Inc.	4.0
Axon Enterprise Inc.	3.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2021	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Investment Objective

The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	14.00%	70.67%	22.22%	20.01%	70.67%	172.67%	519.81%
Fund Market	14.04	70.42	22.24	20.02	70.42	172.94	520.28
Index	14.23	71.40	22.65	20.42	71.40	177.57	541.05

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,140.00	$ 2.09		$ 1,000.00	$ 1,023.10	$ 1.98		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Investment Banking & Brokerage	77.3%
Financial Exchanges & Data	22.5
Asset Management & Custody Banks	0.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Morgan Stanley	21.8%
Goldman Sachs Group Inc. (The)	19.8
LPL Financial Holdings Inc.	5.0
Charles Schwab Corp. (The)	4.7
Raymond James Financial Inc.	4.7
CME Group Inc.	4.6
Cboe Global Markets Inc.	4.6
Nasdaq Inc.	4.5
Intercontinental Exchange Inc.	4.5
MarketAxess Holdings Inc.	4.3

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® U.S. Healthcare Providers ETF

Investment Objective

The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.00%	27.28%	16.96%	18.31%	27.28%	118.85%	437.12%
Fund Market	1.92	27.51	16.99	18.32	27.51	119.11	437.77
Index	2.16	27.73	17.42	18.75	27.73	123.25	457.39

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,020.00	$ 1.97		$ 1,000.00	$ 1,023.10	$ 1.98		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Managed Health Care	45.8%
Health Care Services	34.4
Health Care Facilities	11.2
Health Care Technology	7.7
Life Sciences Tools & Services	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

UnitedHealth Group Inc.	22.1%
CVS Health Corp.	13.0
Anthem Inc.	10.3
Centene Corp.	4.7
HCA Healthcare Inc.	4.5
Humana Inc.	4.4
Cigna Corp.	4.4
Laboratory Corp. of America Holdings	3.9
Teladoc Health Inc.	2.9
Quest Diagnostics Inc.	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2021	iShares® U.S. Home Construction ETF

Investment Objective

The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.25)%	17.41%	19.75%	22.68%	17.41%	146.29%	671.97%
Fund Market	(2.26)	17.40	19.76	22.69	17.40	146.36	673.06
Index	(2.05)	17.88	20.26	23.21	17.88	151.57	706.53

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 977.50	$ 1.93		$ 1,000.00	$ 1,023.10	$ 1.98		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Homebuilding	64.4%
Building Products	13.5
Home Improvement Retail	11.6
Specialty Chemicals	4.5
Home Furnishings	2.5
Trading Companies & Distributors	1.8
Other (each representing less than 1%)	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

DR Horton Inc.	13.9%
Lennar Corp., Class A	13.1
NVR Inc.	8.2
PulteGroup Inc.	6.1
Lowe’s Companies Inc.	4.8
Home Depot Inc. (The)	4.8
Sherwin-Williams Co. (The)	4.5
TopBuild Corp.	3.4
Toll Brothers Inc.	3.3
Masco Corp.	2.1

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® U.S. Infrastructure ETF

Investment Objective

The iShares U.S. Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of equities of U.S. companies that have infrastructure exposure and that could benefit from a potential increase in domestic infrastructure activities, as represented by the NYSE® FactSet U.S. Infrastructure IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(0.54)%	42.80%	11.34%	42.80%	45.59%
Fund Market	(0.71)	42.59	11.36	42.59	45.67
Index	(0.35)	43.49	11.79	43.49	47.56

The inception date of the Fund was 4/3/18. The first day of secondary market trading was 4/5/18.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 994.60	$ 2.00		$ 1,000.00	$ 1,023.10	$ 2.03		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Electric Utilities	18.5%
Construction & Engineering	12.1
Multi-Utilities	10.9
Building Products	7.1
Steel	7.1
Gas Utilities	6.4
Oil & Gas Storage & Transportation	5.9
Water Utilities	5.1
Commodity Chemicals	3.8
Construction Materials	3.0
Railroads	3.0
Construction Machinery & Heavy Trucks	3.0
Aluminum	1.9
Trading Companies & Distributors	1.8
Specialty Chemicals	1.8
Environmental & Facilities Services	1.2
Industrial Machinery	1.2
Other (each representing less than 1%)	6.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

EnLink Midstream LLC	0.9%
ONEOK Inc.	0.9
Equitrans Midstream Corp.	0.9
PG&E Corp.	0.8
Williams Companies Inc. (The)	0.8
Antero Midstream Corp.	0.8
Kinder Morgan Inc.	0.8
Otter Tail Corp.	0.8
DTE Midstream LLC	0.8
National Fuel Gas Co.	0.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2021	iShares® U.S. Insurance ETF

Investment Objective

The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select Insurance IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	6.55%	43.74%	10.46%	14.25%	43.74%	64.41%	278.98%
Fund Market	6.37	43.49	10.45	14.25	43.49	64.36	278.93
Index	6.73	44.28	10.89	14.74	44.28	67.64	295.38

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,065.50	$ 2.02		$ 1,000.00	$ 1,023.10	$ 1.98		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Property & Casualty Insurance	49.5%
Life & Health Insurance	27.6
Multi-line Insurance	13.8
Insurance Brokers	6.7
Reinsurance	1.3
Other Diversified Financial Services	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Chubb Ltd.	11.1%
Progressive Corp. (The)	7.7
American International Group Inc.	6.8
MetLife Inc.	6.6
Prudential Financial Inc.	5.9
Travelers Companies Inc. (The)	5.5
Arthur J Gallagher & Co.	4.6
Allstate Corp. (The)	4.4
Aflac Inc.	4.4
Hartford Financial Services Group Inc. (The)	3.7

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® U.S. Medical Devices ETF

Investment Objective

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	14.26%	25.87%	21.40%	21.51%	25.87%	163.64%	601.50%
Fund Market	14.17	26.06	21.39	21.51	26.06	163.55	601.92
Index	14.48	26.35	21.91	22.02	26.35	169.28	631.47

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,142.60	$ 2.09		$ 1,000.00	$ 1,023.10	$ 1.98		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Health Care Equipment	83.2%
Life Sciences Tools & Services	16.4
Health Care Supplies	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Thermo Fisher Scientific Inc.	13.2%
Abbott Laboratories	12.3
Danaher Corp.	11.4
Medtronic PLC	8.3
Stryker Corp.	4.5
Becton Dickinson and Co.	4.5
Edwards Lifesciences Corp.	4.4
Intuitive Surgical Inc.	4.4
Boston Scientific Corp.	4.1
IDEXX Laboratories Inc.	3.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2021	iShares® U.S. Oil & Gas Exploration & Production ETF

Investment Objective

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	21.12%	125.50%	0.96%	2.93%	125.50%	4.89%	33.49%
Fund Market	21.02	125.36	0.97	2.93	125.36	4.93	33.43
Index	21.39	126.52	1.37	3.35	126.52	7.05	38.96

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,211.20	$ 2.16		$ 1,000.00	$ 1,023.10	$ 1.98		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Oil & Gas Exploration & Production	74.1%
Oil & Gas Refining & Marketing	19.2
Oil & Gas Storage & Transportation	6.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

ConocoPhillips	18.1%
EOG Resources Inc.	9.4
Marathon Petroleum Corp.	7.9
Pioneer Natural Resources Co.	7.5
Devon Energy Corp.	4.9
Hess Corp.	4.4
Valero Energy Corp.	4.3
Cheniere Energy Inc.	4.2
Phillips 66	4.1
Diamondback Energy Inc.	3.6

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® U.S. Oil Equipment & Services ETF

Investment Objective

The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.38%	91.72%	(17.30)%	(9.35)%	91.72%	(61.33)%	(62.54)%
Fund Market	2.38	91.98	(17.30)	(9.35)	91.98	(61.32)	(62.54)
Index	2.54	92.90	(17.04)	(9.08)	92.90	(60.70)	(61.39)

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,023.80	$ 1.98		$ 1,000.00	$ 1,023.10	$ 1.98		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Oil & Gas Equipment & Services	87.3%
Oil & Gas Drilling	12.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Schlumberger NV	22.9%
Baker Hughes Co.	21.4
TechnipFMC PLC	4.9
Halliburton Co.	4.6
NOV Inc.	4.3
Helmerich & Payne Inc.	4.2
ChampionX Corp.	4.2
Transocean Ltd.	4.1
Cactus Inc., Class A	3.9
Patterson-UTI Energy Inc.	3.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

Fund Summary as of September 30, 2021	iShares® U.S. Pharmaceuticals ETF

Investment Objective

The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.02%	13.73%	5.56%	12.27%	13.73%	31.08%	218.05%
Fund Market	3.95	13.68	5.60	12.28	13.68	31.32	218.35
Index	4.22	14.12	5.85	12.62	14.12	32.90	228.19

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,040.20	$ 1.99		$ 1,000.00	$ 1,023.10	$ 1.98		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Pharmaceuticals	97.1%
Biotechnology	2.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Johnson & Johnson	22.4%
Pfizer Inc.	19.1
Merck & Co. Inc.	4.7
Elanco Animal Health Inc.	4.5
Catalent Inc.	4.5
Royalty Pharma PLC, Class A	4.4
Viatris Inc.	4.4
Zoetis Inc.	4.4
Bristol-Myers Squibb Co.	4.3
Eli Lilly & Co.	4.3

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® U.S. Real Estate ETF

Investment Objective

The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real Estate Capped IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	12.42%	30.80%	8.29%	11.16%	30.80%	48.94%	188.08%
Fund Market	12.23	30.81	8.29	11.15	30.81	48.91	187.80
Index	12.64	30.86	8.66	11.65	30.86	51.49	200.95

Index performance through January 24, 2021 reflects the performance of the Dow Jones U.S. Real Estate IndexTM. Index performance beginning on January 25, 2021 reflects the performance of the Dow Jones U.S. Real Estate Capped IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,124.20	$ 2.08		$ 1,000.00	$ 1,023.10	$ 1.98		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Specialized REITs	37.7%
Residential REITs	15.3
Industrial REITs	10.7
Retail REITs	8.6
Health Care REITs	8.2
Office REITs	6.5
Real Estate Services	4.2
Mortgage REITs	2.7
Diversified REITs	2.5
Research & Consulting Services	2.5
Other (each representing less than 1%)	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

American Tower Corp.	8.6%
Prologis Inc.	6.6
Crown Castle International Corp.	5.3
Equinix Inc.	4.3
Public Storage	3.3
Simon Property Group Inc.	3.1
Digital Realty Trust Inc.	2.9
SBA Communications Corp.	2.6
Welltower Inc.	2.5
CoStar Group Inc.	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	15

Fund Summary as of September 30, 2021	iShares® U.S. Regional Banks ETF

Investment Objective

The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	7.97%	88.98%	14.18%	15.27%	88.98%	94.04%	314.11%
Fund Market	7.91	89.04	14.18	15.27	89.04	94.10	314.23
Index	8.13	89.86	14.65	15.77	89.86	98.09	332.64

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,079.70	$ 2.03		$ 1,000.00	$ 1,023.10	$ 1.98		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Regional Banks	86.2%
Diversified Banks	12.7
Thrifts & Mortgage Finance	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

PNC Financial Services Group Inc. (The)	13.2%
U.S. Bancorp.	12.7
Truist Financial Corp.	12.4
First Republic Bank/CA	5.4
Fifth Third Bancorp.	4.7
SVB Financial Group	4.7
Huntington Bancshares Inc./OH	3.7
KeyCorp	3.4
Regions Financial Corp.	3.3
Citizens Financial Group Inc.	3.3

(a)	Excludes money market funds.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® U.S. Telecommunications ETF

Investment Objective

The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Russell 1000 Telecommunications RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.60%	22.69%	2.86%	7.53%	22.69%	15.16%	106.68%
Fund Market	1.85	22.76	2.88	7.52	22.76	15.26	106.58
Index(a)	1.82	23.12	3.04	7.75	23.12	16.13	110.94
Dow Jones U.S. Select Telecommunications Index	2.22	23.61	3.12	7.79	23.61	16.59	111.77
Russell 1000 Telecommunications RIC 22.5/45 Capped Index(b)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Select Telecommunications Index. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Telecommunications RIC 22.5/45 Capped Index, which, effective as of September 20, 2021, replaced the Dow Jones U.S. Select Telecommunications Index as the underlying index of the fund.

(b)

The inception date of the Russell 1000 Telecommunications RIC 22.5/45 Capped Index was July 9, 2021. The cumulative total return for this index for the period July 9, 2021 through September 30, 2021 was -5.87%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,016.00	$ 1.97		$ 1,000.00	$ 1,023.10	$ 1.98		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 18 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Communications Equipment	39.5%
Media	31.3
Diversified Telecommunication Services	22.3
Wireless Telecommunication Services	3.6
Entertainment	3.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Comcast Corp., Class A	16.1%
Cisco Systems Inc.	14.6
Verizon Communications Inc.	14.3
AT&T Inc.	4.7
Charter Communications Inc., Class A	3.6
T-Mobile U.S. Inc.	3.6
Viasat Inc.	3.5
Lumen Technologies Inc.	3.3
Motorola Solutions Inc.	3.3
Roku Inc.	3.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	17

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Focused Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Apparel Retail — 1.8%
Foot Locker Inc.	13,188	$602,164

Asset Management & Custody Banks — 4.9%
Invesco Ltd.	30,406	733,089
Janus Henderson Group PLC	20,942	865,533

		1,598,622

Automobile Manufacturers — 2.2%
General Motors Co.(a)	13,736	724,025

Automotive Retail — 3.3%
Penske Automotive Group Inc.	10,766	1,083,060

Consumer Finance — 5.1%
Ally Financial Inc.	16,308	832,524
Capital One Financial Corp.	5,254	850,990

		1,683,514

Food Retail — 2.6%
Kroger Co. (The)	21,215	857,722

Health Care Services — 2.5%
CVS Health Corp.	9,741	826,621

Independent Power Producers & Energy Traders — 2.3%
Vistra Corp.	43,814	749,219

Investment Banking & Brokerage — 7.4%
Raymond James Financial Inc.	9,385	866,048
Stifel Financial Corp.	12,531	851,606
Virtu Financial Inc., Class A	29,416	718,633

		2,436,287

Life & Health Insurance — 10.0%
Aflac Inc.	15,146	789,561
MetLife Inc.	13,580	838,294
Principal Financial Group Inc.	12,862	828,313
Prudential Financial Inc.	7,932	834,446

		3,290,614

Multi-line Insurance — 2.8%
Hartford Financial Services Group Inc. (The)	13,115	921,329

Property & Casualty Insurance — 19.1%
Allstate Corp. (The)	6,231	793,269
Arch Capital Group Ltd.(a)	20,872	796,893
CNA Financial Corp.	17,867	749,699
Fidelity National Financial Inc.	18,701	847,903
First American Financial Corp.	13,036	874,064
Hanover Insurance Group Inc. (The)	5,992	776,683
Mercury General Corp.	12,514	696,654
Old Republic International Corp.	32,628	754,686

		6,289,851

Security	Shares	Value

Regional Banks — 15.5%
BOK Financial Corp.	9,385	$840,427
First Horizon Corp.	47,034	766,184
KeyCorp.	39,359	850,941
People’s United Financial Inc.	47,419	828,410
Popular Inc.	10,830	841,166
Zions Bancorp. NA	15,376	951,621

		5,078,749

Reinsurance — 2.5%
Everest Re Group Ltd.	3,225	808,765

Specialty Stores — 3.0%
Dick’s Sporting Goods Inc.	8,112	971,574

Technology Distributors — 4.4%
Avnet Inc.	20,278	749,678
SYNNEX Corp.	6,675	694,867

		1,444,545

Technology Hardware, Storage & Peripherals — 4.5%
Hewlett Packard Enterprise Co.	55,744	794,352
Xerox Holdings Corp.	34,600	697,882

		1,492,234

Thrifts & Mortgage Finance — 5.6%
MGIC Investment Corp.	59,761	894,025
New York Community Bancorp. Inc.	73,753	949,201

		1,843,226

Total Common Stocks — 99.5% (Cost: $31,600,953)		32,702,121

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	80,000	80,000

Total Short -Term Investments — 0.2% (Cost: $80,000)		80,000

Total Investments in Securities — 99.7% (Cost: $31,680,953)		32,782,121

Other Assets, Less Liabilities — 0.3%		96,656

Net Assets — 100.0%		$32,878,777

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Focused Value Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$167,200	$—		$(167,318	)(b)	$118	$—	$—	—	$230	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	30,00	0(b)	—		—	—	80,000	80,000	2		—

						$118	$—	$80,000		$232		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Financial Select Sector Index	1	12/17/21	$ 115	$248

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$248

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(4,453)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$248

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$76,088

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Focused Value Factor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$32,702,121	$—	$—	$32,702,121
Money Market Funds	80,000	—	—	80,000

	$32,782,121	$—	$—	$32,782,121

Derivative financial instruments(a)
Assets
Futures Contracts	$248	$—	$—	$248

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) September 30, 2021	iShares® U.S. Aerospace & Defense ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 97.2%
AAR Corp.(a)	284,524	$9,227,113
Aerojet Rocketdyne Holdings Inc.	637,537	27,764,736
Aerovironment Inc.(a)(b)	197,055	17,009,788
Axon Enterprise Inc.(a)	562,053	98,370,516
Boeing Co. (The)(a)	2,279,797	501,418,552
BWX Technologies Inc.	814,524	43,870,263
Curtiss-Wright Corp.	349,882	44,148,111
General Dynamics Corp.	565,073	110,771,260
HEICO Corp.	357,698	47,169,635
HEICO Corp., Class A	631,240	74,757,753
Hexcel Corp.(a)	717,582	42,617,195
Howmet Aerospace Inc.	3,303,561	103,071,103
Huntington Ingalls Industries Inc.	343,528	66,321,516
Kaman Corp.	237,839	8,483,717
Kratos Defense & Security Solutions Inc.(a)(b)	1,061,166	23,674,613
L3Harris Technologies Inc.	500,327	110,192,019
Lockheed Martin Corp.	444,070	153,248,557
Maxar Technologies Inc.(b)	620,654	17,576,921
Mercury Systems Inc.(a)	480,825	22,800,722
Moog Inc., Class A	250,652	19,107,202
National Presto Industries Inc.	43,567	3,575,979
Northrop Grumman Corp.	320,479	115,420,512
PAE Inc.(a)(b)	536,095	3,205,848
Parsons Corp.(a)(b)	228,361	7,709,467
Raytheon Technologies Corp.	6,239,138	536,316,303
Spirit AeroSystems Holdings Inc., Class A(b)	902,266	39,871,135
Textron Inc.(b)	1,622,211	113,246,550
TransDigm Group Inc.(a)	197,429	123,308,231
Triumph Group Inc.(a)	552,391	10,291,044
Virgin Galactic Holdings Inc.(a)(b)	1,519,131	38,434,014

		2,532,980,375

Security	Shares	Value

Industrial Machinery — 2.0%
RBC Bearings Inc.(a)(b)	243,268	$51,621,469

Leisure Products — 0.7%
Smith & Wesson Brands Inc.	410,233	8,516,437
Sturm Ruger & Co. Inc.	150,484	11,102,710

		19,619,147

Total Common Stocks — 99.9% (Cost: $2,501,209,278)		2,604,220,991

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	63,664,525	63,696,357
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,540,000	2,540,000

		66,236,357

Total Short -Term Investments — 2.6% (Cost: $66,214,965)		66,236,357

Total Investments in Securities — 102.5% (Cost: $2,567,424,243)		2,670,457,348

Other Assets, Less Liabilities — (2.5)%		(64,365,809)

Net Assets — 100.0%		$2,606,091,539

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$51,365,314	$12,336,690	(a)	$—		$27,878	$(33,525)	$63,696,357	63,664,525	$112,677	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,820,000	—		(1,280,000	)(a)	—	—	2,540,000	2,540,000	125		—

						$27,878	$(33,525)	$66,236,357		$112,802		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Aerospace & Defense ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
XAI Industrial Index	17	12/17/21	$1,671	$(74,306)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$74,306

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(8,566)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(176,951)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,814,920

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,604,220,991	$—	$—	$2,604,220,991
Money Market Funds	66,236,357	—	—	66,236,357

	$2,670,457,348	$—	$—	$2,670,457,348

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(74,306)	$—	$—	$(74,306)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) September 30, 2021	iShares® U.S. Broker-Dealers & Securities Exchanges ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 0.2%
Diamond Hill Investment Group Inc.	12,032	$2,113,541

Financial Exchanges & Data — 22.5%
Cboe Global Markets Inc.	324,527	40,195,914
CME Group Inc.	209,560	40,524,713
Intercontinental Exchange Inc.	339,087	38,933,969
MarketAxess Holdings Inc.	89,857	37,801,941
Nasdaq Inc.	204,618	39,495,367

		196,951,904

Investment Banking & Brokerage — 77.2%
B. Riley Financial Inc.	59,857	3,533,957
BGC Partners Inc., Class A	1,272,875	6,631,679
Charles Schwab Corp. (The)	567,387	41,328,469
Cowen Inc., Class A	108,576	3,725,243
Evercore Inc., Class A	148,562	19,858,283
Goldman Sachs Group Inc. (The)	458,856	173,461,334
Houlihan Lokey Inc.	189,814	17,481,869
Interactive Brokers Group Inc., Class A	327,222	20,399,019
Jefferies Financial Group Inc.	740,362	27,489,641
Lazard Ltd., Class A	422,446	19,348,027
LPL Financial Holdings Inc.	277,509	43,502,311
Moelis & Co., Class A	228,549	14,140,327
Morgan Stanley	1,960,137	190,740,931
Piper Sandler Cos	53,545	7,413,841
PJT Partners Inc., Class A	91,565	7,243,707

Security	Shares	Value

Investment Banking & Brokerage (continued)
Raymond James Financial Inc.	444,000	$40,972,320
Stifel Financial Corp.	392,558	26,678,242
StoneX Group Inc.(a)	63,031	4,153,743
Virtu Financial Inc., Class A	334,215	8,164,872

		676,267,815

Total Common Stocks — 99.9% (Cost: $830,646,793)		875,333,260

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	1,130,000	1,130,000

Total Short -Term Investments — 0.1% (Cost: $1,130,000)		1,130,000

Total Investments in Securities — 100.0% (Cost: $831,776,793)		876,463,260

Other Assets, Less Liabilities — (0.0)%		(135,027)

Net Assets — 100.0%		$876,328,233

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$760,000	$370,000	(a)	$—	$—	$—	$1,130,000	1,130,000	$39	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Financial Select Sector Index	5	12/17/21	$577	$(2,174)
Russell 2000 E-Mini Index	3	12/17/21	330	(5,158)

				$(7,332)

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$7,332

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$69,918

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$3,113

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$781,037

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$875,333,260	$—	$—	$875,333,260
Money Market Funds	1,130,000	—	—	1,130,000

	$876,463,260	$—	$—	$876,463,260

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,332)	$—	$—	$(7,332)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) September 30, 2021	iShares® U.S. Healthcare Providers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 11.2%
Acadia Healthcare Co. Inc.(a)(b)	149,272	$9,520,568
Brookdale Senior Living Inc.(a)	308,408	1,942,970
Community Health Systems Inc.(a)	205,726	2,406,994
Encompass Health Corp.	165,286	12,403,062
Ensign Group Inc. (The)	87,010	6,516,179
Hanger Inc.(a)	61,219	1,344,369
HCA Healthcare Inc.	212,558	51,592,078
National HealthCare Corp.	22,545	1,577,699
Pennant Group Inc. (The)(a)	44,877	1,260,595
Select Medical Holdings Corp.	176,600	6,387,622
Surgery Partners Inc.(a)(b)	49,196	2,082,959
Tenet Healthcare Corp.(a)	177,828	11,814,892
U.S. Physical Therapy Inc.	21,392	2,365,955
Universal Health Services Inc., Class B	126,034	17,439,325

		128,655,267

Health Care Services — 34.4%
1Life Healthcare Inc.(a)(b)	192,279	3,893,650
Accolade Inc.(a)	95,473	4,026,096
Addus HomeCare Corp.(a)	26,511	2,114,252
Agiliti Inc.(a)	45,569	867,634
Amedisys Inc.(a)	54,205	8,081,965
Apollo Medical Holdings Inc.(a)	62,509	5,691,444
Castle Biosciences Inc.(a)	38,825	2,581,863
Chemed Corp.	26,131	12,154,051
Cigna Corp.	253,474	50,735,356
CorVel Corp.(a)	15,659	2,916,019
CVS Health Corp.	1,763,400	149,642,124
DaVita Inc.(a)	111,413	12,952,875
Fulgent Genetics Inc.(a)(b)	31,828	2,862,929
Guardant Health Inc.(a)(b)	168,268	21,035,183
Hims & Hers Health Inc.(a)	204,464	1,541,659
Laboratory Corp. of America Holdings(a)	160,628	45,207,144
LHC Group Inc.(a)(b)	52,607	8,254,564
MEDNAX Inc.(a)	143,341	4,075,185
ModivCare Inc.(a)(b)	20,442	3,712,676
Option Care Health Inc.(a)(b)	230,678	5,596,248
Premier Inc., Class A	203,101	7,872,195
Privia Health Group Inc.(a)	33,463	788,388
Quest Diagnostics Inc.	202,955	29,491,391
R1 RCM Inc.(a)(b)	222,351	4,893,946
RadNet Inc.(a)	73,461	2,153,142
Signify Health Inc., Class A(a)(b)	39,181	700,164
Tivity Health Inc.(a)(b)	73,587	1,696,916

		395,539,059

Health Care Technology — 7.7%
American Well Corp., Class A(a)(b)	297,905	2,713,915
Certara Inc.(a)	154,639	5,118,551
Change Healthcare Inc.(a)	410,068	8,586,824
GoodRx Holdings Inc., Class A(a)(b)	106,501	4,368,671

Security	Shares	Value

Health Care Technology (continued)
Health Catalyst Inc.(a)(b)	84,464	$4,224,045
HealthStream Inc.(a)	42,044	1,201,618
Inovalon Holdings Inc., Class A(a)(b)	129,991	5,237,337
Inspire Medical Systems Inc.(a)	45,302	10,549,930
Multiplan Corp.(a)(b)	420,867	2,369,481
Phreesia Inc.(a)(b)	83,919	5,177,802
Schrodinger Inc.(a)(b)	77,439	4,234,364
Tabula Rasa HealthCare Inc.(a)(b)	38,343	1,004,970
Teladoc Health Inc.(a)(b)	264,527	33,544,669

		88,332,177

Life Sciences Tools & Services — 0.9%
NeoGenomics Inc.(a)	204,010	9,841,442

Managed Health Care — 45.8%
Anthem Inc.	319,088	118,956,006
Centene Corp.(a)	860,480	53,616,509
Clover Health Investments Corp.(a)(b)	332,431	2,456,665
HealthEquity Inc.(a)(b)	138,518	8,970,426
Humana Inc.	130,789	50,896,539
Magellan Health Inc.(a)(b)	38,643	3,653,696
Molina Healthcare Inc.(a)	97,009	26,319,512
Progyny Inc.(a)	114,339	6,402,984
Triple-S Management Corp.(a)	39,634	1,401,854
UnitedHealth Group Inc.	650,969	254,359,627

		527,033,818

Total Common Stocks — 100.0% (Cost: $1,048,037,928)		1,149,401,763

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	55,705,924	55,733,777
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	820,000	820,000

		56,553,777

Total Short -Term Investments — 4.9% (Cost: $56,536,643)		56,553,777

Total Investments in Securities — 104.9% (Cost: $1,104,574,571)		1,205,955,540

Other Assets, Less Liabilities — (4.9)%		(55,937,885)

Net Assets — 100.0%		$1,150,017,655

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Healthcare Providers ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$59,045,877	$—	$(3,309,484	)(a)	$(1,194)	$(1,422)	$55,733,777	55,705,924	$84,110	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,150,000	—	(330,000	)(a)	—	—	820,000	820,000	48		—

					$(1,194)	$(1,422)	$56,553,777		$84,158		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Health Care Sector Index	3	12/17/21	$385	$(15,957)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$15,957

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$149,188

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(14,235)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,171,553

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Healthcare Providers ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,149,401,763	$—	$—	$1,149,401,763
Money Market Funds	56,553,777	—	—	56,553,777

	$1,205,955,540	$—	$—	$1,205,955,540

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(15,957)	$—	$—	$(15,957)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® U.S. Home Construction ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 13.5%
American Woodmark Corp.(a)	59,547	$3,892,587
AZEK Co. Inc. (The)(a)	394,894	14,425,478
Builders FirstSource Inc.(a)(b)	734,604	38,008,411
Fortune Brands Home & Security Inc.	488,815	43,709,837
JELD-WEN Holding Inc.(a)	326,333	8,168,115
Lennox International Inc.	121,224	35,660,464
Masco Corp.	876,253	48,675,854
Masonite International Corp.(a)(b)	85,409	9,064,457
Owens Corning	365,621	31,260,596
PGT Innovations Inc.(a)	211,084	4,031,705
Quanex Building Products Corp.	119,074	2,549,374
Simpson Manufacturing Co. Inc.	153,973	16,470,492
Trex Co. Inc.(a)(b)	408,926	41,681,827
UFP Industries Inc.	219,210	14,901,896

		312,501,093

Construction Materials — 0.9%
Eagle Materials Inc.	148,482	19,474,899

Forest Products — 0.9%
Louisiana-Pacific Corp.	337,599	20,718,450

Home Furnishings — 2.5%
Ethan Allen Interiors Inc.	77,667	1,840,708
Leggett & Platt Inc.	472,583	21,190,622
Mohawk Industries Inc.(a)	198,226	35,165,292

		58,196,622

Home Improvement Retail — 11.6%
Floor & Decor Holdings Inc., Class A(a)	373,104	45,067,232
Home Depot Inc. (The)	335,410	110,101,687
Lowe’s Companies Inc.	544,932	110,544,906
Lumber Liquidators Holdings Inc.(a)(b)	103,002	1,924,077

		267,637,902

Homebuilding — 64.3%
Beazer Homes USA Inc.(a)(b)	346,007	5,968,621
Cavco Industries Inc.(a)	100,411	23,771,300
Century Communities Inc.	349,166	21,456,251
DR Horton Inc.	3,830,789	321,671,352
Green Brick Partners Inc.(a)	567,076	11,636,400
Installed Building Products Inc.	275,759	29,547,577
KB Home	1,057,182	41,145,523
Lennar Corp., Class A	3,228,433	302,439,603
Lennar Corp., Class B	181,378	14,073,119
LGI Homes Inc.(a)(b)	254,596	36,129,718

Security	Shares	Value

Homebuilding (continued)
M/I Homes Inc.(a)(b)	344,566	$19,915,915
MDC Holdings Inc.	663,983	31,021,286
Meritage Homes Corp.(a)	442,457	42,918,329
NVR Inc.(a)	39,536	189,538,747
PulteGroup Inc.	3,050,130	140,061,970
Skyline Champion Corp.(a)	620,358	37,258,701
Taylor Morrison Home Corp.(a)(b)	1,472,492	37,960,844
Toll Brothers Inc.	1,363,010	75,360,823
TopBuild Corp.(a)	387,072	79,276,216
TRI Pointe Homes Inc.(a)	1,337,336	28,110,803

		1,489,263,098

Specialty Chemicals — 4.5%
Sherwin-Williams Co. (The)	374,852	104,857,350

Trading Companies & Distributors — 1.7%
Beacon Roofing Supply Inc.(a)(b)	196,420	9,381,019
Watsco Inc.	116,885	30,930,109

		40,311,128

Total Common Stocks — 99.9% (Cost: $2,458,100,118)		2,312,960,542

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	48,388,629	48,412,823
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,560,000	2,560,000

		50,972,823

Total Short -Term Investments — 2.2% (Cost: $50,966,478)		50,972,823

Total Investments in Securities — 102.1% (Cost: $2,509,066,596)		2,363,933,365

Other Assets, Less Liabilities — (2.1)%		(48,366,920)

Net Assets — 100.0%		$2,315,566,445

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Home Construction ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$31,310,054	$17,107,167	(a)	$—	$(3,944)	$(454)	$48,412,823	48,388,629	$39,364	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,583,000	977,000	(a)	—	—	—	2,560,000	2,560,000	81		—

					$(3,944)	$(454)	$50,972,823		$39,445		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 400 E-Mini Index	9	12/17/21	$2,370	$(62,234)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$62,234

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(32,960)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(62,234)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$789,960

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Home Construction ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,312,960,542	$—	$—	$2,312,960,542
Money Market Funds	50,972,823	—	—	50,972,823

	$2,363,933,365	$—	$—	$2,363,933,365

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(62,234)	$—	$—	$(62,234)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) September 30, 2021	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Howmet Aerospace Inc.	133,131	$4,153,687

Aluminum — 1.9%
Arconic Corp.(a)	122,353	3,859,013
Century Aluminum Co.(a)	329,686	4,434,277
Kaiser Aluminum Corp.	34,008	3,705,512

		11,998,802

Building Products — 7.1%
Advanced Drainage Systems Inc.	35,877	3,880,815
Apogee Enterprises Inc.	95,768	3,616,200
Armstrong World Industries Inc.	40,986	3,912,934
AZEK Co. Inc. (The)(a)	98,693	3,605,255
Builders FirstSource Inc.(a)	76,973	3,982,583
Carlisle Companies Inc.	20,151	4,005,817
Cornerstone Building Brands Inc.(a)	240,193	3,509,220
Gibraltar Industries Inc.(a)	56,585	3,941,145
Insteel Industries Inc.	115,841	4,407,750
Owens Corning	43,784	3,743,532
Simpson Manufacturing Co. Inc.	37,099	3,968,480
Trex Co. Inc.(a)	36,660	3,736,754

		46,310,485

Commodity Chemicals — 3.8%
AdvanSix Inc.(a)	111,139	4,417,775
Hawkins Inc.	113,618	3,962,996
LyondellBasell Industries NV, Class A	43,629	4,094,582
Olin Corp.	86,229	4,160,549
Tredegar Corp.	317,333	3,865,116
Westlake Chemical Corp.	48,146	4,388,026

		24,889,044

Construction & Engineering — 12.1%
AECOM(a)	62,512	3,947,633
API Group Corp.(a)(b)	178,195	3,626,268
Argan Inc.	88,716	3,874,228
Comfort Systems USA Inc.	54,851	3,911,973
Construction Partners Inc., Class A(a)	123,372	4,116,924
EMCOR Group Inc.	34,162	3,941,612
Fluor Corp.(a)	253,579	4,049,657
Granite Construction Inc.	102,479	4,053,044
Great Lakes Dredge & Dock Corp.(a)	268,234	4,047,651
IES Holdings Inc.(a)	87,582	4,001,622
MasTec Inc.(a)	45,684	3,941,616
Matrix Service Co.(a)	370,975	3,880,398
MYR Group Inc.(a)	38,045	3,785,478
Northwest Pipe Co.(a)	162,942	3,861,725
NV5 Global Inc.(a)	38,988	3,843,047
Primoris Services Corp.	157,172	3,849,142
Quanta Services Inc.	36,003	4,097,861
Sterling Construction Co. Inc.(a)	181,499	4,114,582
Tutor Perini Corp.(a)	292,916	3,802,050
Valmont Industries Inc.	17,062	4,011,617

		78,758,128

Construction Machinery & Heavy Trucks — 2.9%
Astec Industries Inc.	70,229	3,779,023
Greenbrier Companies Inc. (The)	93,429	4,016,513
Oshkosh Corp.	37,049	3,792,706
Terex Corp.	85,062	3,581,110

Security	Shares	Value

Construction Machinery & Heavy Trucks (continued)
Trinity Industries Inc.	146,291	$3,974,726

		19,144,078

Construction Materials — 3.0%
Eagle Materials Inc.	27,169	3,563,486
Forterra Inc.(a)	176,593	4,160,531
Martin Marietta Materials Inc.	11,135	3,804,607
Summit Materials Inc., Class A(a)(c)	127,402	4,073,042
Vulcan Materials Co.	23,163	3,918,253

		19,519,919

Distributors — 0.6%
Pool Corp.	8,407	3,652,085

Diversified Chemicals — 0.6%
Eastman Chemical Co.	37,045	3,731,913

Diversified Metals & Mining — 0.6%
Compass Minerals International Inc.	61,455	3,957,702

Electric Utilities — 18.5%
ALLETE Inc.	76,705	4,565,482
Alliant Energy Corp.	84,377	4,723,424
American Electric Power Co. Inc.	57,511	4,668,743
Avangrid Inc.	94,856	4,610,002
Duke Energy Corp.	49,078	4,789,522
Edison International	88,195	4,892,177
Entergy Corp.	45,957	4,563,990
Evergy Inc.	75,689	4,707,856
Eversource Energy	56,233	4,597,610
Exelon Corp.	103,826	5,018,949
FirstEnergy Corp.	131,340	4,678,331
Hawaiian Electric Industries Inc.	120,126	4,904,744
IDACORP Inc.	48,302	4,993,461
MGE Energy Inc.	63,934	4,699,149
NextEra Energy Inc.	60,526	4,752,501
NRG Energy Inc.	114,455	4,673,198
OGE Energy Corp.	145,338	4,790,340
Otter Tail Corp.	93,605	5,239,072
PG&E Corp.(a)	565,314	5,427,014
Pinnacle West Capital Corp.	67,374	4,875,183
PNM Resources Inc.	104,203	5,155,964
Portland General Electric Co.	100,205	4,708,633
PPL Corp.	172,290	4,803,445
Southern Co. (The)	78,054	4,837,006
Xcel Energy Inc.	74,108	4,631,750

		120,307,546

Environmental & Facilities Services — 1.2%
Harsco Corp.(a)	228,878	3,879,482
Tetra Tech Inc.	27,545	4,113,570

		7,993,052

Gas Utilities — 6.4%
Atmos Energy Corp.	53,054	4,679,363
Chesapeake Utilities Corp.	39,604	4,754,460
National Fuel Gas Co.	98,507	5,173,587
New Jersey Resources Corp.	137,885	4,799,777
Northwest Natural Holding Co.	101,428	4,664,674
ONE Gas Inc.	71,816	4,550,980
South Jersey Industries Inc.	209,434	4,452,567
Southwest Gas Holdings Inc.	58,327	3,900,910
Spire Inc.	78,353	4,793,636

		41,769,954

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Heavy Electrical Equipment — 0.6%
Babcock & Wilcox Enterprises Inc.(a)	579,133	$3,712,243

Home Furnishings — 0.6%
Leggett & Platt Inc.	87,612	3,928,522

Independent Power Producers & Energy Traders — 0.7%
Vistra Corp.	270,679	4,628,611

Industrial Machinery — 1.2%
Mueller Industries Inc.	94,897	3,900,267
Omega Flex Inc.	28,072	4,005,593

		7,905,860

Multi-Utilities — 10.8%
Ameren Corp.	58,862	4,767,822
Avista Corp.	112,845	4,414,496
Black Hills Corp.	72,360	4,541,314
CenterPoint Energy Inc.	200,452	4,931,119
CMS Energy Corp.	79,808	4,766,932
Consolidated Edison Inc.	67,793	4,921,094
Dominion Energy Inc.	65,994	4,818,882
DTE Energy Co.	42,951	4,798,056
MDU Resources Group Inc.	129,840	3,852,353
NiSource Inc.	206,410	5,001,314
NorthWestern Corp.	79,826	4,574,030
Public Service Enterprise Group Inc.	80,826	4,922,303
Sempra Energy	38,772	4,904,658
Unitil Corp.	104,101	4,453,441
WEC Energy Group Inc.	53,981	4,761,124

		70,428,938

Oil & Gas Equipment & Services — 0.6%
U.S. Silica Holdings Inc.(a)	468,899	3,746,503

Oil & Gas Storage & Transportation — 5.9%
Antero Midstream Corp.	511,634	5,331,227
DTE Midstream LLC(a)	112,522	5,203,017
EnLink Midstream LLC	891,832	6,082,294
Equitrans Midstream Corp.	555,599	5,633,774
Kinder Morgan Inc.	316,562	5,296,082
ONEOK Inc.	97,285	5,641,557
Williams Companies Inc. (The)	207,154	5,373,575

		38,561,526

Railroads — 3.0%
CSX Corp.	161,645	4,807,322
Kansas City Southern	17,738	4,800,613
Norfolk Southern Corp.	20,657	4,942,187
Union Pacific Corp.	24,069	4,717,765

		19,267,887

Renewable Electricity — 0.7%
Sunnova Energy International Inc.(a)(c)	145,756	4,801,203

Research & Consulting Services — 0.6%
Jacobs Engineering Group Inc.	30,463	4,037,261

Specialty Chemicals — 1.8%
Avient Corp.	84,090	3,897,572
Ecovyst Inc.	315,557	3,679,395
Ingevity Corp.(a)	53,220	3,798,311

		11,375,278

Security	Shares	Value

Steel — 7.1%
Allegheny Technologies Inc.(a)(c)	232,428	$3,865,278
Carpenter Technology Corp.	125,344	4,103,763
Cleveland-Cliffs Inc.(a)	175,385	3,474,377
Commercial Metals Co.	130,762	3,983,011
Haynes International Inc.	110,282	4,108,004
Mesabi Trust	126,242	3,750,650
Nucor Corp.	36,772	3,621,674
Reliance Steel & Aluminum Co.	27,922	3,976,651
Steel Dynamics Inc.	62,523	3,656,345
TimkenSteel Corp.(a)	312,842	4,091,973
United States Steel Corp.(c)	159,930	3,513,662
Worthington Industries Inc.	76,460	4,029,442

		46,174,830

Trading Companies & Distributors — 1.8%
BlueLinx Holdings Inc.(a)	71,071	3,473,951
Boise Cascade Co.	71,731	3,872,039
H&E Equipment Services Inc.	124,731	4,329,413

		11,675,403

Water Utilities — 5.1%
American States Water Co.	55,548	4,750,465
American Water Works Co. Inc.	27,937	4,722,470
California Water Service Group	80,393	4,737,560
Essential Utilities Inc.	105,197	4,847,478
Middlesex Water Co.	45,999	4,727,777
SJW Group	74,093	4,894,584
York Water Co. (The)	97,722	4,268,497

		32,948,831

Total Common Stocks — 99.8% (Cost: $654,710,299)		649,379,291

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	7,693,349	7,697,196
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	860,000	860,000

		8,557,196

Total Short -Term Investments — 1.3% (Cost: $8,557,196)		8,557,196

Total Investments in Securities — 101.1% (Cost: $663,267,495)		657,936,487

Other Assets, Less Liabilities — (1.1)%		(7,432,094)

Net Assets — 100.0%		$650,504,393

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,775,064	$5,921,879	(a)	$—	$256	$(3)	$7,697,196	7,693,349	$5,478	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	350,000	(a)	—	—	—	860,000	860,000	37		—

					$256	$(3)	$8,557,196		$5,515		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Energy Select Sector Index	2	12/17/21	$108	$4,556
E-Mini Utilities Select Sector Index	6	12/17/21	386	(3,403)
S&P 400 E-Mini Index	2	12/17/21	527	(3,494)

				$(2,341)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$4,556

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$6,897

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(31,070)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,341)

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Infrastructure ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$726,627

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$649,379,291	$—	$—	$649,379,291
Money Market Funds	8,557,196	—	—	8,557,196

	$657,936,487	$—	$—	$657,936,487

Derivative financial instruments(a)
Assets
Futures Contracts	$4,556	$—	$—	$4,556
Liabilities
Futures Contracts	(6,897)	—	—	(6,897)

	$(2,341)	$—	$—	$(2,341)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) September 30, 2021	iShares® U.S. Insurance ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Insurance Brokers — 6.7%
Arthur J Gallagher & Co.	31,506	$4,683,367
Brown & Brown Inc.	35,618	1,975,018
eHealth Inc.(a)	3,826	154,953

		6,813,338

Life & Health Insurance — 27.5%
Aflac Inc.	84,753	4,418,174
American Equity Investment Life Holding Co.	12,625	373,321
Athene Holding Ltd., Class A(a)	20,021	1,378,846
Brighthouse Financial Inc.(a)	12,681	573,562
CNO Financial Group Inc.	19,503	459,101
Genworth Financial Inc., Class A(a)	71,140	266,775
Globe Life Inc.	14,265	1,270,013
Lincoln National Corp.	26,919	1,850,681
MetLife Inc.	107,648	6,645,111
National Western Life Group Inc., Class A	359	75,602
Oscar Health Inc., Class A(a)	6,274	109,105
Primerica Inc.	6,019	924,699
Principal Financial Group Inc.	38,037	2,449,583
Prudential Financial Inc.	57,167	6,013,968
Trupanion Inc.(a)	5,243	407,224
Unum Group	31,350	785,631

		28,001,396

Multi-line Insurance — 13.7%
American Financial Group Inc./OH	10,079	1,268,241
American International Group Inc.	126,395	6,937,821
American National Group Inc.	1,969	372,200
Assurant Inc.	9,019	1,422,747
Hartford Financial Services Group Inc. (The)	52,907	3,716,717
Horace Mann Educators Corp.	5,275	209,892

		13,927,618

Other Diversified Financial Services — 1.0%
Voya Financial Inc.	17,292	1,061,556

Property & Casualty Insurance — 49.4%
Allstate Corp. (The)	35,204	4,481,821
Ambac Financial Group Inc.(a)	7,262	103,992
AMERISAFE Inc.	3,056	171,625
Arch Capital Group Ltd.(a)	60,351	2,304,201
Argo Group International Holdings Ltd.	5,365	280,160
Assured Guaranty Ltd.	11,132	521,089
Axis Capital Holdings Ltd.	11,769	541,845
Chubb Ltd.	64,843	11,248,964
Cincinnati Financial Corp.	22,843	2,609,128
CNA Financial Corp.	4,215	176,861
Employers Holdings Inc.	3,556	140,426
Erie Indemnity Co., Class A, NVS	3,827	682,813

Security	Shares	Value

Property & Casualty Insurance (continued)
First American Financial Corp.	16,854	$1,130,061
Hanover Insurance Group Inc. (The)	5,497	712,521
James River Group Holdings Ltd.	5,877	221,739
Kemper Corp.	9,124	609,392
Kinsale Capital Group Inc.	3,307	534,742
Lemonade Inc.(a)	5,807	389,127
Loews Corp.	30,972	1,670,320
Markel Corp.(a)	2,092	2,500,212
MBIA Inc.(a)	7,553	97,056
Mercury General Corp.	4,104	228,470
MetroMile Inc.(a)	11,644	41,336
Old Republic International Corp.	43,344	1,002,547
Palomar Holdings Inc.(a)	3,789	306,265
ProAssurance Corp.	6,889	163,820
Progressive Corp. (The)	86,484	7,817,289
RLI Corp.	6,071	608,739
Root Inc./OH, Class A(a)	14,542	76,636
Safety Insurance Group Inc.	2,053	162,700
Selective Insurance Group Inc.	9,168	692,459
State Auto Financial Corp.	2,740	139,603
Travelers Companies Inc. (The)	36,874	5,605,217
United Fire Group Inc.	3,420	79,002
Universal Insurance Holdings Inc.	4,314	56,255
W R Berkley Corp.	21,510	1,574,102
White Mountains Insurance Group Ltd.	476	509,134

		50,191,669

Reinsurance — 1.3%
Alleghany Corp.(a)	2,114	1,320,003

Total Common Stocks — 99.6% (Cost: $90,169,412)		101,315,580

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	200,000	200,000

Total Short -Term Investments — 0.2% (Cost: $200,000)		200,000

Total Investments in Securities — 99.8% (Cost: $90,369,412)		101,515,580

Other Assets, Less Liabilities — 0.2%		202,032

Net Assets — 100.0%		$101,717,612

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Insurance ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$207,497	$—		$(207,430)(b)	$(61)	$(6)	$—	—	$1,617	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	20,000	(b)	—	—	—	200,000	200,000	6		—

					$(61)	$(6)	$200,000		$1,623		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Financial Select Sector Index	3	12/17/21	$346	$(1,357)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,357

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(9,872)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$260,429

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Insurance ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$101,315,580	$—	$—	$101,315,580
Money Market Funds	200,000	—	—	200,000

	$101,515,580	$—	$—	$101,515,580

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,357)	$—	$—	$(1,357)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® U.S. Medical Devices ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 83.1%
Abbott Laboratories	8,759,415	$1,034,749,694
ABIOMED Inc.(a)(b)	253,221	82,428,500
AngioDynamics Inc.(a)	215,748	5,596,503
AtriCure Inc.(a)(b)	256,021	17,806,261
Axogen Inc.(a)	231,004	3,649,863
Axonics Inc.(a)(b)	257,448	16,757,290
Baxter International Inc.	2,789,678	224,373,802
Becton Dickinson and Co.	1,535,182	377,378,439
Boston Scientific Corp.(a)	7,945,613	344,760,148
Butterfly Network Inc.(a)(b)	729,184	7,612,681
Cardiovascular Systems Inc.(a)(b)	224,092	7,356,940
CONMED Corp.	162,927	21,315,739
CryoLife Inc.(a)	218,187	4,863,388
CryoPort Inc.(a)(b)	256,794	17,079,369
Danaher Corp.	3,139,324	955,735,799
Dexcom Inc.(a)(b)	539,880	295,238,777
Eargo Inc.(a)	127,504	858,102
Edwards Lifesciences Corp.(a)	3,287,692	372,199,611
Envista Holdings Corp.(a)(b)	899,854	37,622,896
Glaukos Corp.(a)(b)	259,826	12,515,818
Globus Medical Inc., Class A(a)	436,957	33,479,645
Heska Corp.(a)(b)	59,398	15,356,759
Hill-Rom Holdings Inc.	367,281	55,092,150
Hologic Inc.(a)	1,414,553	104,408,157
IDEXX Laboratories Inc.(a)	474,750	295,247,025
Inari Medical Inc.(a)	177,408	14,387,789
Inogen Inc.(a)	113,549	4,892,826
Insulet Corp.(a)(b)	384,330	109,238,116
Integer Holdings Corp.(a)(b)	183,940	16,433,200
Integra LifeSciences Holdings Corp.(a)(b)	405,896	27,795,758
Intersect ENT Inc.(a)	185,232	5,038,310
Intuitive Surgical Inc.(a)	372,773	370,592,278
iRhythm Technologies Inc.(a)	163,540	9,576,902
LeMaitre Vascular Inc.	107,079	5,684,824
LivaNova PLC(a)	296,885	23,510,323
Masimo Corp.(a)	282,644	76,514,557
Medtronic PLC	5,582,491	699,765,247
Mesa Laboratories Inc.(b)	29,009	8,771,161
Natus Medical Inc.(a)	189,323	4,748,221
Nevro Corp.(a)(b)	194,737	22,663,492
Novocure Ltd.(a)(b)	497,399	57,782,842
NuVasive Inc.(a)(b)	288,129	17,244,521
Ortho Clinical Diagnostics Holdings PLC(a)	629,503	11,633,215
Orthofix Medical Inc.(a)	110,947	4,229,300
Outset Medical Inc.(a)(b)	224,818	11,115,002
Penumbra Inc.(a)	191,869	51,133,089
ResMed Inc.	812,004	214,003,654
SeaSpine Holdings Corp.(a)(b)	182,796	2,875,381

Security	Shares	Value

Health Care Equipment (continued)
Shockwave Medical Inc.(a)(b)	196,144	$40,382,127
STERIS PLC	556,669	113,716,343
Stryker Corp.	1,440,829	379,975,424
Surmodics Inc.(a)	76,876	4,274,306
Tactile Systems Technology Inc.(a)(b)	110,416	4,907,991
Tandem Diabetes Care Inc.(a)(b)	351,717	41,987,975
Teleflex Inc.	261,153	98,337,162
TransMedics Group Inc.(a)(b)	154,428	5,110,023
Vapotherm Inc.(a)	127,693	2,843,723
Varex Imaging Corp.(a)(b)	219,243	6,182,653
ViewRay Inc.(a)(b)	788,652	5,686,181
Zimmer Biomet Holdings Inc.	1,165,414	170,569,993

		6,987,087,265

Health Care Supplies — 0.4%
STAAR Surgical Co.(a)	264,468	33,992,072

Life Sciences Tools & Services — 16.4%
Bio-Rad Laboratories Inc., Class A(a)	119,913	89,449,102
Bruker Corp.	564,617	44,096,588
NanoString Technologies Inc.(a)(b)	254,005	12,194,780
Thermo Fisher Scientific Inc.	1,943,853	1,110,581,535
Waters Corp.(a)	342,404	122,340,949

		1,378,662,954

Total Common Stocks — 99.9% (Cost: $6,411,555,760)		8,399,742,291

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	87,248,825	87,292,450
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	8,680,000	8,680,000

		95,972,450

Total Short -Term Investments — 1.1% (Cost: $95,846,880)		95,972,450

Total Investments in Securities — 101.0% (Cost: $6,507,402,640)		8,495,714,741

Other Assets, Less Liabilities — (1.0)%		(82,720,043)

Net Assets — 100.0%		$8,412,994,698

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Medical Devices ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$217,217,031	$—	$(129,901,838	)(a)	$(10,516)	$(12,227)	$87,292,450	87,248,825	$160,710	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,910,000	—	(230,000	)(a)	—	—	8,680,000	8,680,000	625		—

					$(10,516)	$(12,227)	$95,972,450		$161,335		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Health Care Sector Index	74	12/17/21	$9,499	$(378,034)
E-Mini Technoloy Select Sector Index	19	12/17/21	2,859	(114,608)

				$(492,642)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$492,642

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,896,787

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(793,470)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,552,560

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Medical Devices ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,399,742,291	$—	$—	$8,399,742,291
Money Market Funds	95,972,450	—	—	95,972,450

	$8,495,714,741	$—	$—	$8,495,714,741

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(492,642)	$—	$—	$(492,642)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) September 30, 2021	iShares® U.S. Oil & Gas Exploration & Production ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Exploration & Production — 74.0%
Antero Resources Corp.(a)	187,098	$3,519,313
APA Corp.	247,629	5,306,690
Bonanza Creek Energy Inc.	20,207	967,915
Brigham Minerals Inc., Class A	29,635	567,807
Cabot Oil & Gas Corp.	261,806	5,696,899
Callon Petroleum Co.(a)	25,774	1,264,988
Centennial Resource Development Inc./DE, Class A(a)	118,956	797,005
Cimarex Energy Co.	67,349	5,872,833
CNX Resources Corp.(a)	142,739	1,801,366
Comstock Resources Inc.(a)	59,484	615,659
ConocoPhillips	783,166	53,075,160
Continental Resources Inc./OK	38,521	1,777,744
Denbury Inc.(a)	32,864	2,308,696
Devon Energy Corp.	402,146	14,280,204
Diamondback Energy Inc.	111,486	10,554,380
EOG Resources Inc.	341,472	27,409,957
EQT Corp.(a)	198,085	4,052,819
Hess Corp.	165,296	12,911,271
Kosmos Energy Ltd.(a)	267,285	791,164
Laredo Petroleum Inc.(a)(b)	8,842	716,821
Magnolia Oil & Gas Corp., Class A	93,023	1,654,879
Marathon Oil Corp.	516,453	7,059,913
Matador Resources Co.(b)	72,034	2,740,173
Murphy Oil Corp.	95,094	2,374,497
Northern Oil and Gas Inc.	35,543	760,620
Oasis Petroleum Inc.	12,257	1,218,591
Ovintiv Inc.	171,027	5,623,368
PDC Energy Inc.	64,629	3,062,768
Pioneer Natural Resources Co.	132,693	22,094,711
Range Resources Corp.(a)	170,172	3,850,992
SM Energy Co.	79,405	2,094,704
Southwestern Energy Co.(a)(b)	443,487	2,456,918
Talos Energy Inc.(a)	26,815	369,243
Tellurian Inc.(a)(b)	250,017	977,567
Texas Pacific Land Corp.(b)	4,062	4,912,420
Whiting Petroleum Corp.(a)	25,623	1,496,639

		217,036,694

Oil & Gas Refining & Marketing — 19.2%
Clean Energy Fuels Corp.(a)(b)	111,011	904,740
CVR Energy Inc.	19,098	318,173

Security	Shares	Value

Oil & Gas Refining & Marketing (continued)
Delek U.S. Holdings Inc.	48,513	$871,779
HollyFrontier Corp.	97,926	3,244,288
Marathon Petroleum Corp.	373,254	23,070,830
New Fortress Energy Inc.(b)	27,079	751,442
Par Pacific Holdings Inc.(a)	29,983	471,333
PBF Energy Inc., Class A(a)	62,225	807,058
Phillips 66	169,466	11,867,704
Valero Energy Corp.	178,219	12,576,915
World Fuel Services Corp.	41,596	1,398,457

		56,282,719

Oil & Gas Storage & Transportation — 6.7%
Cheniere Energy Inc.(a)	126,167	12,322,731
Targa Resources Corp.	149,784	7,370,871

		19,693,602

Total Common Stocks — 99.9% (Cost: $296,292,901)		293,013,015

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	2,457,959	2,459,188
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	240,000	240,000

		2,699,188

Total Short -Term Investments — 0.9% (Cost: $2,698,519)		2,699,188

Total Investments in Securities — 100.8% (Cost: $298,991,420)		295,712,203

Other Assets, Less Liabilities — (0.8)%		(2,285,551)

Net Assets — 100.0%		$293,426,652

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Oil & Gas Exploration & Production ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,451,170	$ 9,395	(a)	$—		$(1,197)	$(180)	$2,459,188	2,457,959	$4,169	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	470,000	—		(230,000	)(a)	—	—	240,000	240,000	18		—

						$(1,197)	$(180)	$2,699,188		$4,187		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Energy Select Sector Index	7	12/17/21	$379	$22,754

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$22,754

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$13,001

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$46,846

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$465,370

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Oil & Gas Exploration & Production ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$293,013,015	$—	$—	$293,013,015
Money Market Funds	2,699,188	—	—	2,699,188

	$295,712,203	$—	$—	$295,712,203

Derivative financial instruments(a)
Assets
Futures Contracts	$22,754	$—	$—	$22,754

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® U.S. Oil Equipment & Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Drilling — 12.7%
Helmerich & Payne Inc.	152,769	$4,187,399
Nabors Industries Ltd.(a)	13,821	1,333,450
Patterson-UTI Energy Inc.	337,214	3,034,926
Transocean Ltd.(a)	1,068,661	4,050,225

		12,606,000

Oil & Gas Equipment & Services — 87.1%
Archrock Inc.	239,074	1,972,360
Baker Hughes Co.	856,681	21,185,720
Bristow Group Inc.(a)(b)	41,338	1,315,789
Cactus Inc., Class A	103,536	3,905,378
ChampionX Corp.(a)(b)	185,907	4,156,880
Core Laboratories NV(b)	82,651	2,293,565
DMC Global Inc.(a)(b)	33,404	1,232,942
Dril-Quip Inc.(a)(b)	63,206	1,591,527
Frank’s International NV(a)	312,783	919,582
Halliburton Co.	211,271	4,567,679
Helix Energy Solutions Group Inc.(a)(b)	252,867	981,124
Liberty Oilfield Services Inc., Class A(a)	187,676	2,276,510
NexTier Oilfield Solutions Inc.(a)(b)	284,815	1,310,149
NOV Inc.(a)	322,660	4,230,073
Oceaneering International Inc.(a)	178,027	2,371,320
Oil States International Inc.(a)(b)	109,441	699,328
ProPetro Holding Corp.(a)	151,051	1,306,591
Schlumberger NV	766,711	22,725,314
Select Energy Services Inc., Class A(a)(b)	113,065	586,807
TechnipFMC PLC(a)	649,937	4,894,026
Tidewater Inc.(a)	73,382	884,987

Security	Shares	Value

Oil & Gas Equipment & Services (continued)
U.S. Silica Holdings Inc.(a)	133,356	$1,065,514

		86,473,165

Total Common Stocks — 99.8% (Cost: $110,744,799)		99,079,165

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	5,321,722	5,324,383
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	110,000	110,000

		5,434,383

Total Short -Term Investments — 5.5% (Cost: $5,432,178)		5,434,383

Total Investments in Securities — 105.3% (Cost: $116,176,977)		104,513,548

Other Assets, Less Liabilities — (5.3)%		(5,231,721)

Net Assets — 100.0%		$99,281,827

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,721,767	$—	$(3,396,629	)(a)	$(572)	$(183)	$5,324,383	5,321,722	$8,637	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	630,000	—	(520,000	)(a)	—	—	110,000	110,000	8		—

					$(572)	$(183)	$5,434,383		$8,645		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Oil Equipment & Services ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Energy Select Sector Index	3	12/17/21	$162	$15,413

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$15,413

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(6,893)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$22,792

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$433,933

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$99,079,165	$—	$—	$99,079,165
Money Market Funds	5,434,383	—	—	5,434,383

	$104,513,548	$—	$—	$104,513,548

Derivative financial instruments(a)
Assets
Futures Contracts	$15,413	$—	$—	$15,413

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® U.S. Pharmaceuticals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 2.9%
Amicus Therapeutics Inc.(a)	325,854	$3,111,906
Catalyst Pharmaceuticals Inc.(a)(b)	129,984	688,915
ChemoCentryx Inc.(a)(b)	66,319	1,134,055
Ironwood Pharmaceuticals Inc.(a)(b)	221,259	2,889,643
Madrigal Pharmaceuticals Inc.(a)	16,234	1,295,311
Spectrum Pharmaceuticals Inc.(a)	222,419	484,873
Vanda Pharmaceuticals Inc.(a)(b)	75,573	1,295,321

		10,900,024

Pharmaceuticals — 97.0%
Aerie Pharmaceuticals Inc.(a)(b)	64,158	731,401
Amneal Pharmaceuticals Inc.(a)	133,765	714,305
Amphastar Pharmaceuticals Inc.(a)(b)	50,236	954,986
Antares Pharma Inc.(a)	230,867	840,356
Arvinas Inc.(a)	58,804	4,832,513
Atea Pharmaceuticals Inc.(a)	71,924	2,521,655
Axsome Therapeutics Inc.(a)(b)	40,315	1,328,782
Bristol-Myers Squibb Co.	274,541	16,244,591
Cara Therapeutics Inc.(a)	57,151	882,983
Catalent Inc.(a)	125,207	16,661,296
Collegium Pharmaceutical Inc.(a)(b)	48,306	953,560
Corcept Therapeutics Inc.(a)(b)	141,717	2,788,991
Elanco Animal Health Inc.(a)(b)	525,914	16,771,398
Eli Lilly & Co.	69,939	16,159,406
Endo International PLC(a)(b)	317,162	1,027,605
Innoviva Inc.(a)	84,955	1,419,598
Intra-Cellular Therapies Inc.(a)(b)	100,543	3,748,243
Jazz Pharmaceuticals PLC(a)	83,058	10,814,982
Johnson & Johnson	518,418	83,724,507
Merck & Co. Inc.	236,508	17,764,116
NGM Biopharmaceuticals Inc.(a)	50,423	1,059,891
Nuvation Bio Inc.(a)(b)	156,685	1,557,449
Omeros Corp.(a)(b)	84,660	1,167,461
Organon & Co.	344,349	11,291,204
Pacira BioSciences Inc.(a)	60,383	3,381,448
Perrigo Co. PLC	181,624	8,596,264
Pfizer Inc.	1,666,207	71,663,563
Phathom Pharmaceuticals Inc.(a)	21,269	682,735
Phibro Animal Health Corp., Class A	27,590	594,289

Security	Shares	Value

Pharmaceuticals (continued)
Prestige Consumer Healthcare Inc.(a)	67,996	$3,815,256
Provention Bio Inc.(a)	69,221	443,014
Reata Pharmaceuticals Inc., Class A(a)(b)	37,068	3,729,412
Relmada Therapeutics Inc.(a)	22,054	578,035
Revance Therapeutics Inc.(a)(b)	89,761	2,500,741
Royalty Pharma PLC, Class A	460,429	16,639,904
TherapeuticsMD Inc.(a)	543,923	403,265
Theravance Biopharma Inc.(a)(b)	71,220	527,028
Viatris Inc.	1,224,964	16,598,262
Zoetis Inc.	85,144	16,529,856
Zogenix Inc.(a)	68,333	1,037,978

		363,682,329

Total Common Stocks — 99.9% (Cost: $348,683,528)		374,582,353

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	14,753,587	14,760,964
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	370,000	370,000

		15,130,964

Total Short -Term Investments — 4.0% (Cost: $15,123,648)		15,130,964

Total Investments in Securities — 103.9% (Cost: $363,807,176)		389,713,317

Other Assets, Less Liabilities — (3.9)%		(14,573,429)

Net Assets — 100.0%		$375,139,888

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Pharmaceuticals ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$15,774,536	$—	$(1,012,605	)(a)	$(425)	$(542)	$14,760,964	14,753,587	$12,998	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	440,000	—	(70,000	)(a)	—	—	370,000	370,000	18		—

					$(425)	$(542)	$15,130,964		$13,016		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Health Care Sector Index	4	12/17/21	$513	$(15,656)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$15,656

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$90,771

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(25,415)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$536,743

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Pharmaceuticals ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$374,582,353	$—	$—	$374,582,353
Money Market Funds	15,130,964	—	—	15,130,964

	$389,713,317	$—	$—	$389,713,317

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(15,656)	$—	$—	$(15,656)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) September 30, 2021	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.5%
PS Business Parks Inc.	104,859	$16,435,600
STORE Capital Corp.	1,268,979	40,645,397
VEREIT Inc.	1,189,194	53,787,245
WP Carey Inc.	958,288	69,993,355

		180,861,597

Health Care REITs — 8.2%
Healthcare Realty Trust Inc.	759,026	22,603,794
Healthcare Trust of America Inc., Class A	1,135,742	33,686,108
Healthpeak Properties Inc.	2,801,439	93,792,178
Medical Properties Trust Inc.	3,091,491	62,046,224
National Health Investors Inc.	239,121	12,792,973
Omega Healthcare Investors Inc.	1,239,681	37,140,843
Physicians Realty Trust	1,128,259	19,879,924
Sabra Health Care REIT Inc.	1,151,626	16,951,935
Ventas Inc.	2,044,744	112,890,316
Welltower Inc.	2,195,900	180,942,160

		592,726,455

Hotel & Resort REITs — 0.8%
Host Hotels & Resorts Inc.(a)	3,705,295	60,507,467

Industrial REITs — 10.7%
Americold Realty Trust	1,354,904	39,359,961
Duke Realty Corp.	1,966,518	94,137,217
EastGroup Properties Inc.	209,705	34,943,144
First Industrial Realty Trust Inc.	670,153	34,901,568
Lexington Realty Trust	1,448,203	18,464,588
Prologis Inc.	3,803,276	477,044,909
Rexford Industrial Realty Inc.	714,823	40,566,205
STAG Industrial Inc.	840,928	33,006,424

		772,424,016

Mortgage REITs — 2.7%
AGNC Investment Corp.	2,733,192	43,102,438
Annaly Capital Management Inc.	7,511,867	63,249,920
Blackstone Mortgage Trust Inc., Class A	815,177	24,716,167
New Residential Investment Corp.	2,419,671	26,616,381
Starwood Property Trust Inc.	1,496,057	36,518,751

		194,203,657

Office REITs — 6.4%
Alexandria Real Estate Equities Inc.	720,514	137,668,610
Boston Properties Inc.	738,819	80,051,039
Corporate Office Properties Trust	585,838	15,805,909
Cousins Properties Inc.	771,390	28,765,133
Douglas Emmett Inc.	910,458	28,779,578
Equity Commonwealth(a)	635,933	16,521,539
Highwoods Properties Inc.	543,364	23,831,945
Hudson Pacific Properties Inc.	791,136	20,783,143
JBG SMITH Properties	605,515	17,929,299
Kilroy Realty Corp.	543,917	36,012,745
SL Green Realty Corp.	350,067	24,798,746
Vornado Realty Trust	828,128	34,789,657

		465,737,343

Real Estate Development — 0.3%
Howard Hughes Corp. (The)(a)(b)	215,579	18,929,992

Real Estate Services — 4.2%
CBRE Group Inc., Class A(a)	1,744,690	169,863,018
Compass Inc., Class A(a)(b)	144,022	1,909,732
Jones Lang LaSalle Inc.(a)	263,722	65,426,791

Security	Shares	Value

Real Estate Services (continued)
Opendoor Technologies Inc.(a)(b)	1,976,867	$40,585,080
Redfin Corp.(a)(b)	544,229	27,265,873

		305,050,494

Research & Consulting Services — 2.4%
CoStar Group Inc.(a)	2,052,420	176,631,265

Residential REITs — 15.3%
American Campus Communities Inc.	721,919	34,976,976
American Homes 4 Rent, Class A	1,421,322	54,180,795
Apartment Income REIT Corp.	814,598	39,760,528
AvalonBay Communities Inc.	725,541	160,808,907
Camden Property Trust	522,966	77,121,796
Equity LifeStyle Properties Inc.	888,790	69,414,499
Equity Residential	1,770,777	143,291,275
Essex Property Trust Inc.	337,971	108,062,847
Invitation Homes Inc.	2,995,779	114,828,209
Mid-America Apartment Communities Inc.	602,909	112,593,256
Sun Communities Inc.	602,304	111,486,470
UDR Inc.	1,450,899	76,868,629

		1,103,394,187

Retail REITs — 8.5%
Brixmor Property Group Inc.	1,541,206	34,076,065
Federal Realty Investment Trust	363,236	42,858,216
Kimco Realty Corp.	3,190,802	66,209,141
National Retail Properties Inc.	911,298	39,358,961
Realty Income Corp.	2,023,504	131,244,469
Regency Centers Corp.	793,414	53,420,565
Simon Property Group Inc.	1,707,659	221,944,440
Spirit Realty Capital Inc.	618,123	28,458,383

		617,570,240

Specialized REITs — 37.6%
American Tower Corp.	2,341,601	621,484,322
CoreSite Realty Corp.	229,424	31,784,401
Crown Castle International Corp.	2,223,541	385,384,126
CubeSmart	1,050,118	50,878,217
CyrusOne Inc.	643,625	49,823,011
Digital Realty Trust Inc.	1,468,532	212,129,447
Equinix Inc.	396,693	313,439,040
Extra Space Storage Inc.	695,351	116,812,015
Gaming and Leisure Properties Inc.	1,158,273	53,651,205
Iron Mountain Inc.	1,505,551	65,416,191
Lamar Advertising Co., Class A	451,527	51,225,738
Life Storage Inc.	406,420	46,632,631
National Storage Affiliates Trust	422,667	22,312,591
PotlatchDeltic Corp.	349,583	18,031,491
Public Storage	792,210	235,365,591
Rayonier Inc.	736,295	26,271,006
SBA Communications Corp.	569,308	188,196,146
VICI Properties Inc.	3,188,642	90,589,319
Weyerhaeuser Co.	3,896,348	138,593,098

		2,718,019,586

Total Common Stocks — 99.6% (Cost: $7,759,925,565)		7,206,056,299

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	29,516,206	29,530,964

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,410,000	$4,410,000

		33,940,964

Total Short -Term Investments — 0.5% (Cost: $33,940,964)		33,940,964

Total Investments in Securities — 100.1% (Cost: $7,793,866,529)		7,239,997,263

Other Assets, Less Liabilities — (0.1)%		(4,313,387)

Net Assets — 100.0%		$7,235,683,876

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,932,786	$27,599,530	(a)	$—		$1,739	$(3,091)	$29,530,964	29,516,206	$14,304	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,890,000	—		(480,000	)(a)	—	—	4,410,000	4,410,000	328		—

						$1,739	$(3,091)	$33,940,964		$14,632		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	737	12/17/21	$29,274	$(873,838)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$873,838

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Real Estate ETF

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,577,964

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,089,707)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$26,171,980

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,206,056,299	$—	$—	$7,206,056,299
Money Market Funds	33,940,964	—	—	33,940,964

	$7,239,997,263	$—	$—	$7,239,997,263

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(873,838)	$—	$—	$(873,838)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® U.S. Regional Banks ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Banks — 12.7%
U.S. Bancorp.	2,674,120	$158,949,693

Regional Banks — 85.9%
Bank OZK	248,051	10,661,232
BOK Financial Corp.	61,858	5,539,384
Citizens Financial Group Inc.	867,477	40,754,070
Comerica Inc.	272,660	21,949,130
Commerce Bancshares Inc.	216,402	15,078,891
Cullen/Frost Bankers Inc.	115,333	13,680,801
East West Bancorp. Inc.	288,855	22,397,817
Fifth Third Bancorp.	1,382,161	58,658,913
First Citizens BancShares Inc./NC, Class A(a)	14,530	12,251,260
First Financial Bankshares Inc.	260,852	11,986,149
First Horizon Corp.	1,118,406	18,218,834
First Republic Bank/CA	349,445	67,400,952
FNB Corp.	651,366	7,568,873
Glacier Bancorp. Inc.	220,532	12,206,446
Home BancShares Inc./AR	307,238	7,229,310
Huntington Bancshares Inc./OH	3,006,174	46,475,450
KeyCorp.	1,947,107	42,096,453
M&T Bank Corp.	261,980	39,124,093
People’s United Financial Inc.	871,288	15,221,401
Pinnacle Financial Partners Inc.	154,951	14,577,790
PNC Financial Services Group Inc. (The)	842,346	164,796,571
Popular Inc.	164,210	12,754,191
Prosperity Bancshares Inc.	189,200	13,457,796
Regions Financial Corp.	1,943,379	41,413,407
Signature Bank/New York NY	123,453	33,613,783
SVB Financial Group(b)	90,639	58,632,556
Synovus Financial Corp.	298,154	13,085,979
Truist Financial Corp.	2,645,666	155,168,311
UMB Financial Corp.	87,579	8,469,765
Umpqua Holdings Corp.	448,081	9,073,640
United Bankshares Inc./WV	263,007	9,568,195
Valley National Bancorp.	827,829	11,018,404

Security	Shares	Value

Regional Banks (continued)
Webster Financial Corp.	184,422	$10,043,622
Western Alliance Bancorp.	212,144	23,085,510
Wintrust Financial Corp.	116,109	9,331,680
Zions Bancorp. NA	329,964	20,421,472

		1,077,012,131

Thrifts & Mortgage Finance — 1.1%
New York Community Bancorp. Inc.	946,777	12,185,020
TFS Financial Corp.	97,626	1,860,751

		14,045,771

Total Common Stocks — 99.7% (Cost: $1,174,308,768)		1,250,007,595

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	12,689,578	12,695,923
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,927,000	1,927,000

		14,622,923

Total Short -Term Investments — 1.2% (Cost: $14,622,923)		14,622,923

Total Investments in Securities — 100.9% (Cost: $1,188,931,691)		1,264,630,518

Other Assets, Less Liabilities — (0.9)%		(11,536,415)

Net Assets — 100.0%		$1,253,094,103

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,598	$12,689,753	(a)	$—	$(428)	$—	$12,695,923	12,689,578	$4,059	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,127,000	800,000	(a)	—	—	—	1,927,000	1,927,000	48		—

					$(428)	$—	$14,622,923		$4,107		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Regional Banks ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Financial Select Sector Index	25	12/17/21	$2,886	$(681)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$681

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$119,446

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$9,298

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,130,075

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,250,007,595	$—	$—	$1,250,007,595
Money Market Funds	14,622,923	—	—	14,622,923

	$1,264,630,518	$—	$—	$1,264,630,518

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(681)	$—	$—	$(681)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® U.S. Telecommunications ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Alternative Carriers — 3.3%
Lumen Technologies Inc.	1,128,457	$13,981,582

Cable & Satellite — 31.2%
Altice USA Inc., Class A(a)	479,115	9,927,263
Cable One Inc.	6,733	12,207,804
Charter Communications Inc., Class A(a)	20,925	15,224,193
Comcast Corp., Class A	1,208,584	67,596,103
DISH Network Corp., Class A(a)	299,844	13,031,220
Liberty Broadband Corp., Class A(a)	11,193	1,884,342
Liberty Broadband Corp., Class C, NVS(a)	65,349	11,285,773

		131,156,698

Communications Equipment — 39.5%
Arista Networks Inc.(a)	38,775	13,324,641
Ciena Corp.(a)	239,890	12,318,351
Cisco Systems Inc.	1,128,427	61,420,282
CommScope Holding Co. Inc.(a)	888,319	12,072,255
Juniper Networks Inc.	477,927	13,152,551
Lumentum Holdings Inc.(a)	152,259	12,719,717
Motorola Solutions Inc.	59,279	13,771,697
Ubiquiti Inc.	41,883	12,509,196
Viasat Inc.(a)	264,871	14,586,446

		165,875,136

Integrated Telecommunication Services — 19.0%
AT&T Inc.	724,964	19,581,277
Verizon Communications Inc.	1,114,366	60,186,908

		79,768,185

Security	Shares	Value

Movies & Entertainment — 3.3%
Roku Inc.(a)	43,450	$13,615,058

Wireless Telecommunication Services — 3.6%
T-Mobile U.S. Inc.(a)	119,070	15,212,383

Total Common Stocks — 99.9% (Cost: $429,770,291)		419,609,042

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	440,000	440,000

Total Short -Term Investments — 0.1% (Cost: $440,000)		440,000

Total Investments in Securities — 100.0% (Cost: $430,210,291)		420,049,042

Other Assets, Less Liabilities — (0.0)%		(46,207)

Net Assets — 100.0%		$420,002,835

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$13,810,207	$—	$(13,810,730	)(b)	$5,484	$(4,961)	$—	—	$8,502	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	550,000	—	(110,000	)(b)	—	—	440,000	440,000	21		—

					$5,484	$(4,961)	$440,000		$8,523		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® U.S. Telecommunications ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini S&P Communication Services Index	3	12/17/21	$315	$(12,695)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$12,695

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$164,886

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(8,100)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$433,926

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$419,609,042	$—	$—	$419,609,042
Money Market Funds	440,000	—	—	440,000

	$420,049,042	$—	$—	$420,049,042

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(12,695)	$—	$—	$(12,695)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2021

	iShares Focused Value Factor ETF	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

ASSETS

Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$32,702,121	$2,604,220,991	$875,333,260	$1,149,401,763
Affiliated(c)	80,000	66,236,357	1,130,000	56,553,777
Cash	2,877	9,729	4,338	6,826
Cash pledged:
Futures contracts	8,000	100,000	41,000	20,000
Receivables:
Securities lending income — Affiliated	—	7,753	—	6,931
Dividends	94,920	157,044	115,445	154,128

Total assets	32,887,918	2,670,731,874	876,624,043	1,206,143,425

LIABILITIES
Collateral on securities loaned, at value	—	63,721,101	—	55,739,522
Payables:
Variation margin on futures contracts	1,822	34,864	10,472	4,974
Capital shares redeemed	—	7,535	—	—
Investment advisory fees	7,319	876,835	285,338	381,274

Total liabilities	9,141	64,640,335	295,810	56,125,770

NET ASSETS	$32,878,777	$2,606,091,539	$876,328,233	$1,150,017,655

NET ASSETS CONSIST OF:
Paid-in capital	$30,735,826	$3,141,421,973	$800,353,408	$1,053,649,715
Accumulated earnings (loss)	2,142,951	(535,330,434)	75,974,825	96,367,940

NET ASSETS	$32,878,777	$2,606,091,539	$876,328,233	$1,150,017,655

Shares outstanding	600,000	25,000,000	8,400,000	4,500,000

Net asset value	$54.80	$104.24	$104.32	$255.56

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$63,686,998	$—	$55,118,257
(b) Investments, at cost — Unaffiliated	$31,600,953	$2,501,209,278	$830,646,793	$1,048,037,928
(c) Investments, at cost — Affiliated	$80,000	$66,214,965	$1,130,000	$56,536,643

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2021

	iShares U.S. Home Construction ETF	iShares U.S. Infrastructure ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

ASSETS

Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,312,960,542	$649,379,291	$101,315,580	$8,399,742,291
Affiliated(c)	50,972,823	8,557,196	200,000	95,972,450
Cash	9,646	6,406	4,624	64,946
Cash pledged:
Futures contracts	135,000	78,000	21,000	622,000
Receivables:
Securities lending income — Affiliated	5,391	639	132	15,626
Capital shares sold	15,963	—	—	70,904
Dividends	742,192	802,012	235,350	6,609,435

Total assets	2,364,841,557	658,823,544	101,776,686	8,503,097,652

LIABILITIES
Collateral on securities loaned, at value	48,460,336	7,697,058	—	87,174,611
Payables:
Investments purchased	—	381,700	19,366	—
Variation margin on futures contracts	38,241	16,278	5,538	139,024
Capital shares redeemed	23,302	—	—	—
Investment advisory fees	753,233	224,115	34,170	2,789,319

Total liabilities	49,275,112	8,319,151	59,074	90,102,954

NET ASSETS	$2,315,566,445	$650,504,393	$101,717,612	$8,412,994,698

NET ASSETS CONSIST OF:
Paid-in capital	$2,228,896,893	$652,378,098	$92,620,686	$5,964,201,849
Accumulated earnings (loss)	86,669,552	(1,873,705)	9,096,926	2,448,792,849

NET ASSETS	$2,315,566,445	$650,504,393	$101,717,612	$8,412,994,698

Shares outstanding	35,000,000	19,100,000	1,300,000	133,950,000	(d)

Net asset value	$66.16	$34.06	$78.24	$62.81	(d)

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$45,618,993	$7,586,619	$—	$84,968,126
(b) Investments, at cost — Unaffiliated	$2,458,100,118	$654,710,299	$90,169,412	$6,411,555,760
(c) Investments, at cost — Affiliated	$50,966,478	$8,557,196	$200,000	$95,846,880
(d) Shares outstanding and net asset value per share reflect a six-for-one stock split effective after the close of trading on July 16, 2021.

See notes to financial statements.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2021

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF	iShares U.S. Real Estate ETF

ASSETS

Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$293,013,015	$99,079,165	$374,582,353	$7,206,056,299
Affiliated(c)	2,699,188	5,434,383	15,130,964	33,940,964
Cash	162,822	9,162	7,708	5,047,531
Cash pledged:
Futures contracts	32,000	14,000	20,000	1,617,000
Receivables:
Investments sold	329,476	—	—	—
Securities lending income — Affiliated	378	543	2,120	6,531
Capital shares sold	—	—	—	123,865
Dividends	81,297	96,649	285,651	21,800,295

Total assets	296,318,176	104,633,902	390,028,796	7,268,592,485

LIABILITIES
Collateral on securities loaned, at value	2,447,737	5,318,913	14,758,805	29,532,304
Payables:
Investments purchased	350,228	—	—	—
Variation margin on futures contracts	5,447	2,342	5,961	446,261
Capital shares redeemed	—	—	—	592,497
Investment advisory fees	88,112	30,820	124,142	2,337,547

Total liabilities	2,891,524	5,352,075	14,888,908	32,908,609

NET ASSETS	$293,426,652	$99,281,827	$375,139,888	$7,235,683,876

NET ASSETS CONSIST OF:
Paid-in capital	$485,953,691	$416,017,289	$530,272,576	$7,541,422,424
Accumulated loss	(192,527,039)	(316,735,462)	(155,132,688)	(305,738,548)

NET ASSETS	$293,426,652	$99,281,827	$375,139,888	$7,235,683,876

Shares outstanding	5,050,000	7,250,000	2,050,000	70,650,000

Net asset value	$58.10	$13.69	$183.00	$102.42

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$2,389,416	$5,102,413	$14,350,840	$29,364,598
(b) Investments, at cost — Unaffiliated	$296,292,901	$110,744,799	$348,683,528	$7,759,925,565
(c) Investments, at cost — Affiliated	$2,698,519	$5,432,178	$15,123,648	$33,940,964

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2021

	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,250,007,595	$419,609,042
Affiliated(c)	14,622,923	440,000
Cash	29,976	8,614
Cash pledged:
Futures contracts	170,000	17,000
Receivables:
Investments sold	1,420,862	—
Securities lending income — Affiliated	1,367	825
Capital shares sold	7,455	1,089
Dividends	3,276,289	67,953

Total assets	1,269,536,467	420,144,523

LIABILITIES
Collateral on securities loaned, at value	12,696,351	—
Payables:
Investments purchased	3,317,286	—
Variation margin on futures contracts	45,986	515
Capital shares redeemed	—	1,110
Investment advisory fees	382,741	140,063

Total liabilities	16,442,364	141,688

NET ASSETS	$1,253,094,103	$420,002,835

NET ASSETS CONSIST OF:
Paid-in capital	$1,177,072,550	$649,078,896
Accumulated earnings (loss)	76,021,553	(229,076,061)

NET ASSETS	$1,253,094,103	$420,002,835

Shares outstanding	20,700,000	12,950,000

Net asset value	$60.54	$32.43

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$12,064,920	$—
(b) Investments, at cost — Unaffiliated	$1,174,308,768	$429,770,291
(c) Investments, at cost — Affiliated	$14,622,923	$440,000

See notes to financial statements.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2021

	iShares Focused Value Factor ETF	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$739,155	$15,149,446	$7,253,005	$6,152,787
Dividends — Affiliated	2	125	39	48
Securities lending income — Affiliated — net	230	112,677	—	84,110
Foreign taxes withheld	(1,207)	—	—	—

Total investment income	738,180	15,262,248	7,253,044	6,236,945

EXPENSES
Investment advisory fees	49,160	5,759,555	1,514,365	2,390,563

Total expenses	49,160	5,759,555	1,514,365	2,390,563

Net investment income	689,020	9,502,693	5,738,679	3,846,382

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	9,014,004	27,807,061	(5,432,238)	(4,284,972)
Investments — Affiliated	118	27,878	—	(1,194)
In-kind redemptions — Unaffiliated	1,703,149	104,888,564	74,059,635	134,176,682
Futures contracts	(4,453)	(8,566)	69,918	149,188

Net realized gain	10,712,818	132,714,937	68,697,315	130,039,704

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(9,594,414)	(126,870,695)	7,091,191	(109,847,790)
Investments — Affiliated	—	(33,525)	—	(1,422)
Futures contracts	248	(176,951)	3,113	(14,235)

Net change in unrealized appreciation (depreciation)	(9,594,166)	(127,081,171)	7,094,304	(109,863,447)

Net realized and unrealized gain	1,118,652	5,633,766	75,791,619	20,176,257

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,807,672	$15,136,459	$81,530,298	$24,022,639

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2021

	iShares U.S. Home Construction ETF	iShares U.S. Infrastructure ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$10,732,951	$7,361,383	$1,262,972	$25,645,500
Dividends — Affiliated	81	37	6	625
Securities lending income — Affiliated — net	39,364	5,478	1,617	160,710

Total investment income	10,772,396	7,366,898	1,264,595	25,806,835

EXPENSES
Investment advisory fees	5,021,080	1,195,129	198,875	16,297,131

Total expenses	5,021,080	1,195,129	198,875	16,297,131

Net investment income	5,751,316	6,171,769	1,065,720	9,509,704

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(6,026,986)	(5,579,076)	(317,406)	30,248,539
Investments — Affiliated	(3,944)	256	(61)	(10,516)
In-kind redemptions — Unaffiliated	384,345,583	11,994,725	2,098,699	560,584,719
Futures contracts	(32,960)	(31,070)	(9,872)	1,896,787

Net realized gain	378,281,693	6,384,835	1,771,360	592,719,529

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(454,556,241)	(28,055,498)	2,588,451	431,589,945
Investments — Affiliated	(454)	(3)	(6)	(12,227)
Futures contracts	(62,234)	(2,341)	(2)	(793,470)

Net change in unrealized appreciation (depreciation)	(454,618,929)	(28,057,842)	2,588,443	430,784,248

Net realized and unrealized gain (loss)	(76,337,236)	(21,673,007)	4,359,803	1,023,503,777

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(70,585,920)	$(15,501,238)	$5,425,523	$1,033,013,481

See notes to financial statements.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2021

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF	iShares U.S. Real Estate ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,931,985	$619,403	$3,644,706	$71,762,954
Dividends — Affiliated	18	8	18	328
Securities lending income — Affiliated — net	4,169	8,637	12,998	14,304
Foreign taxes withheld	—	(342)	—	—

Total investment income	4,936,172	627,706	3,657,722	71,777,586

EXPENSES
Investment advisory fees	650,977	311,768	740,982	12,008,130

Total expenses	650,977	311,768	740,982	12,008,130

Net investment income	4,285,195	315,938	2,916,740	59,769,456

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(23,003,037)	(9,046,217)	8,123,555	(31,686,960)
Investments — Affiliated	(1,197)	(572)	(425)	1,739
In-kind redemptions — Unaffiliated	30,612,344	4,744,010	4,801,721	618,650,861
Futures contracts	13,001	(6,893)	90,771	1,577,964

Net realized gain (loss)	7,621,111	(4,309,672)	13,015,622	588,543,604

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	38,394,219	(1,423,162)	(2,146,956)	(152,312,306)
Investments — Affiliated	(180)	(183)	(542)	(3,091)
Futures contracts	46,846	22,792	(25,415)	(1,089,707)

Net change in unrealized appreciation (depreciation)	38,440,885	(1,400,553)	(2,172,913)	(153,405,104)

Net realized and unrealized gain (loss)	46,061,996	(5,710,225)	10,842,709	435,138,500

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,347,191	$(5,394,287)	$13,759,449	$494,907,956

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2021

	iShares U.S. Regional Banks ETF	iShares U.S. Telecommunications ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$12,668,880	$7,424,518
Dividends — Affiliated	48	21
Securities lending income — Affiliated — net	4,059	8,502
Foreign taxes withheld	(11,749)	—

Total investment income	12,661,238	7,433,041

EXPENSES
Investment advisory fees	1,836,278	888,550

Total expenses	1,836,278	888,550

Net investment income	10,824,960	6,544,491

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(6,130,177)	(8,759,266)
Investments — Affiliated	(428)	5,484
In-kind redemptions — Unaffiliated	26,539,875	25,869,832
Futures contracts	119,446	164,886

Net realized gain	20,528,716	17,280,936

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	44,976,893	(15,715,116)
Investments — Affiliated	—	(4,961)
Futures contracts	9,298	(8,100)

Net change in unrealized appreciation (depreciation)	44,986,191	(15,728,177)

Net realized and unrealized gain	65,514,907	1,552,759

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$76,339,867	$8,097,250

See notes to financial statements.

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Focused Value Factor ETF		iShares U.S. Aerospace & Defense ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$689,020	$771,653	$9,502,693	$29,845,339
Net realized gain (loss)	10,712,818	(7,763,351)	132,714,937	(289,293,750)
Net change in unrealized appreciation (depreciation)	(9,594,166)	21,884,168	(127,081,171)	1,323,199,745

Net increase in net assets resulting from operations	1,807,672	14,892,470	15,136,459	1,063,751,334

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(679,774)	(787,521)	(9,662,249)	(30,040,535)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(8,251,770)	7,756,785	(361,995,638)	(905,501,184)

NET ASSETS
Total increase (decrease) in net assets	(7,123,872)	21,861,734	(356,521,428)	128,209,615
Beginning of period	40,002,649	18,140,915	2,962,612,967	2,834,403,352

End of period	$32,878,777	$40,002,649	$2,606,091,539	$2,962,612,967

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Changes in Net Assets (continued)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF		iShares U.S. Healthcare Providers ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,738,679	$2,321,910	$3,846,382	$6,096,993
Net realized gain	68,697,315	3,038,924	130,039,704	61,949,559
Net change in unrealized appreciation (depreciation)	7,094,304	80,308,220	(109,863,447)	326,549,848

Net increase in net assets resulting from operations	81,530,298	85,669,054	24,022,639	394,596,400

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,699,209)	(2,538,244)	(3,845,980)	(6,386,427)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	390,549,465	185,731,316	(13,881,984)	(28,687,694)

NET ASSETS
Total increase in net assets	466,380,554	268,862,126	6,294,675	359,522,279
Beginning of period	409,947,679	141,085,553	1,143,722,980	784,200,701

End of period	$876,328,233	$409,947,679	$1,150,017,655	$1,143,722,980

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares U.S. Home Construction ETF		iShares U.S. Infrastructure ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,751,316	$9,435,630	$6,171,769	$1,859,166
Net realized gain	378,281,693	409,554,555	6,384,835	14,962,382
Net change in unrealized appreciation (depreciation)	(454,618,929)	784,776,170	(28,057,842)	23,853,728

Net increase (decrease) in net assets resulting from operations	(70,585,920)	1,203,766,355	(15,501,238)	40,675,276

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,759,854)	(9,561,991)	(5,973,585)	(1,833,932)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(253,660,356)	743,728,526	302,173,991	325,895,791

NET ASSETS
Total increase (decrease) in net assets	(330,006,130)	1,937,932,890	280,699,168	364,737,135
Beginning of period	2,645,572,575	707,639,685	369,805,225	5,068,090

End of period	$2,315,566,445	$2,645,572,575	$650,504,393	$369,805,225

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Statements of Changes in Net Assets (continued)

	iShares U.S. Insurance ETF		iShares U.S. Medical Devices ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,065,720	$1,636,658	$9,509,704	$23,384,672
Net realized gain	1,771,360	2,807,695	592,719,529	772,771,841
Net change in unrealized appreciation (depreciation)	2,588,443	22,558,140	430,784,248	1,810,213,646

Net increase in net assets resulting from operations	5,425,523	27,002,493	1,033,013,481	2,606,370,159

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,033,845)	(1,644,120)	(10,436,237)	(21,882,239)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	12,025,007	(2,263,174)	(816,503,095)	1,477,573,504

NET ASSETS
Total increase in net assets	16,416,685	23,095,199	206,074,149	4,062,061,424
Beginning of period	85,300,927	62,205,728	8,206,920,549	4,144,859,125

End of period	$101,717,612	$85,300,927	$8,412,994,698	$8,206,920,549

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares U.S. Oil & Gas Exploration & Production ETF		iShares U.S. Oil Equipment & Services ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,285,195	$5,266,848	$315,938	$1,665,364
Net realized gain (loss)	7,621,111	(64,686,478)	(4,309,672)	(44,753,323)
Net change in unrealized appreciation (depreciation)	38,440,885	166,816,570	(1,400,553)	78,366,002

Net increase (decrease) in net assets resulting from operations	50,347,191	107,396,940	(5,394,287)	35,278,043

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,233,671)	(5,431,832)	(322,486)	(3,559,832)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,140,116	51,039,147	(266,517,113)	314,128,775

NET ASSETS
Total increase (decrease) in net assets	50,253,636	153,004,255	(272,233,886)	345,846,986
Beginning of period	243,173,016	90,168,761	371,515,713	25,668,727

End of period	$293,426,652	$243,173,016	$99,281,827	$371,515,713

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	69

Statements of Changes in Net Assets (continued)

	iShares U.S. Pharmaceuticals ETF		iShares U.S. Real Estate ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,916,740	$4,693,351	$59,769,456	$79,978,949
Net realized gain (loss)	13,015,622	8,153,078	588,543,604	(66,849,504)
Net change in unrealized appreciation (depreciation)	(2,172,913)	83,541,789	(153,405,104)	1,034,179,845

Net increase in net assets resulting from operations	13,759,449	96,388,218	494,907,956	1,047,309,290

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,147,149)	(4,525,848)	(53,795,553)	(102,538,797)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	9,765,544	(13,503,900)	2,107,524,936	675,178,259

NET ASSETS
Total increase in net assets	20,377,844	78,358,470	2,548,637,339	1,619,948,752
Beginning of period	354,762,044	276,403,574	4,687,046,537	3,067,097,785

End of period	$375,139,888	$354,762,044	$7,235,683,876	$4,687,046,537

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares U.S. Regional Banks ETF		iShares U.S. Telecommunications ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,824,960	$9,303,626	$6,544,491	$10,604,477
Net realized gain	20,528,716	6,986,488	17,280,936	9,326,372
Net change in unrealized appreciation (depreciation)	44,986,191	174,236,220	(15,728,177)	82,965,567

Net increase in net assets resulting from operations	76,339,867	190,526,334	8,097,250	102,896,416

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,038,257)	(9,060,857)	(6,571,504)	(10,690,881)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	512,984,805	295,159,904	(7,404,720)	41,297,341

NET ASSETS
Total increase (decrease) in net assets	579,286,415	476,625,381	(5,878,974)	133,502,876
Beginning of period	673,807,688	197,182,307	425,881,809	292,378,933

End of period	$1,253,094,103	$673,807,688	$420,002,835	$425,881,809

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	71

Financial Highlights

(For a share outstanding throughout each period)

	iShares Focused Value Factor ETF

	Six Months Ended				Period From
	09/30/21		Year Ended	Year Ended	03/19/19	(a)
	(unaudited)		03/31/21	03/31/20	to 03/31/19

Net asset value, beginning of period	$53.34		$30.23	$48.63	$49.43

Net investment income(b)	0.98		1.23	1.33	0.04
Net realized and unrealized gain (loss)(c)	1.49		23.04	(18.31)		(0.84)

Net increase (decrease) from investment operations	2.47		24.27	(16.98)		(0.80)

Distributions(d)
From net investment income		(1.01)	(1.16)	(1.42)	—

Total distributions		(1.01)	(1.16)	(1.42)	—

Net asset value, end of period	$54.80		$53.34	$30.23	$48.63

Total Return(e)
Based on net asset value	4.59	%(f)	81.85%	(35.71)%	(1.62	)%(f)

Ratios to Average Net Assets
Total expenses	0.25	%(g)	0.25%	0.25%	0.25	%(g)

Net investment income	3.50	%(g)	3.20%	2.76%	2.36	%(g)

Supplemental Data
Net assets, end of period (000)	$32,879		$40,003	$18,141	$31,607

Portfolio turnover rate(h)	132	%(f)	70%	149%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)

Net asset value, beginning of period	$104.13		$71.94	$99.80	$98.97	$74.40	$58.45

Net investment income(b)	0.35		0.89	1.69	0.89	0.78	0.86
Net realized and unrealized gain (loss)(c)	0.13		32.23	(27.74)	1.01	24.70	15.85

Net increase (decrease) from investment operations	0.48		33.12	(26.05)	1.90	25.48	16.71

Distributions(d)
From net investment income		(0.37)	(0.93)	(1.81)	(0.92)	(0.91)	(0.76)
From net realized gain	—		—	—	(0.15)	—	—

Total distributions		(0.37)	(0.93)	(1.81)	(1.07)	(0.91)	(0.76)

Net asset value, end of period	$104.24		$104.13	$71.94	$99.80	$98.97	$74.40

Total Return(e)
Based on net asset value	0.45	%(f)	46.23%	(26.58)%	1.91%	34.40%	28.70%

Ratios to Average Net Assets
Total expenses	0.39	%(g)	0.42%	0.42%	0.42%	0.43%	0.44%

Net investment income	0.65	%(g)	1.04%	1.57%	0.90%	0.87%	1.24%

Supplemental Data
Net assets, end of period (000)	$2,606,092		$2,962,613	$2,834,403	$5,019,632	$5,749,730	$2,574,090

Portfolio turnover rate(h)	10	%(f)	49%	20%	38%	14%	14%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$92.12		$51.30	$58.82	$65.50	$51.31	$37.44

Net investment income(a)	0.76		1.07	1.03	0.88	0.83	0.83
Net realized and unrealized gain (loss)(b)	12.14		40.82	(7.46)	(6.51)	14.15	13.77

Net increase (decrease) from investment operations	12.90		41.89	(6.43)	(5.63)	14.98	14.60

Distributions(c)
From net investment income		(0.70)	(1.07)	(1.09)	(1.05)	(0.79)	(0.73)

Total distributions		(0.70)	(1.07)	(1.09)	(1.05)	(0.79)	(0.73)

Net asset value, end of period	$104.32		$92.12	$51.30	$58.82	$65.50	$51.31

Total Return(d)
Based on net asset value	14.00	%(e)	82.40%	(11.15)%	(8.63)%	29.39%	39.27%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.41%	0.42%	0.42%	0.43%	0.44%

Net investment income	1.49	%(f)	1.48%	1.60%	1.38%	1.44%	1.83%

Supplemental Data
Net assets, end of period (000)	$876,328		$409,948	$141,086	$217,641	$347,155	$171,887

Portfolio turnover rate(g)	9	%(e)	37%	15%	27%	13%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$251.37		$166.85	$167.98	$157.08	$134.12	$121.98

Net investment income(a)	0.84		1.30	1.25	0.54	0.35	0.31
Net realized and unrealized gain (loss)(b)	4.21		84.59	(1.04)	16.99	22.97	12.14

Net increase from investment operations	5.05		85.89	0.21	17.53	23.32	12.45

Distributions(c)
From net investment income		(0.86)	(1.37)	(1.34)	(6.63)	(0.36)	(0.31)

Total distributions		(0.86)	(1.37)	(1.34)	(6.63)	(0.36)	(0.31)

Net asset value, end of period	$255.56		$251.37	$166.85	$167.98	$157.08	$134.12

Total Return(d)
Based on net asset value	2.00	%(e)	51.63%	0.10%	11.25%	17.40%	10.23%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.42%	0.42%	0.43%	0.43%	0.44%

Net investment income	0.63	%(f)	0.61%	0.70%	0.29%	0.24%	0.25%

Supplemental Data
Net assets, end of period (000)	$1,150,018		$1,143,723	$784,201	$797,909	$471,251	$529,775

Portfolio turnover rate(g)	13	%(e)	27%	30%	48%	20%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$67.84		$28.94	$35.26	$39.24	$31.97	$27.09

Net investment income(a)	0.16		0.27	0.23	0.19	0.13	0.11
Net realized and unrealized gain (loss)(b)		(1.68)	38.89	(6.31)	(3.97)	7.28	4.89

Net increase (decrease) from investment operations		(1.52)	39.16	(6.08)	(3.78)	7.41	5.00

Distributions(c)
From net investment income		(0.16)	(0.26)	(0.24)	(0.20)	(0.14)	(0.12)

Total distributions		(0.16)	(0.26)	(0.24)	(0.20)	(0.14)	(0.12)

Net asset value, end of period	$66.16		$67.84	$28.94	$35.26	$39.24	$31.97

Total Return(d)
Based on net asset value	(2.25	)%(e)	135.53%	(17.40)%	(9.60)%	23.19%	18.50%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.41%	0.42%	0.42%	0.43%	0.44%

Net investment income	0.45	%(f)	0.50%	0.55%	0.53%	0.34%	0.41%

Supplemental Data
Net assets, end of period (000)	$2,315,566		$2,645,573	$707,640	$1,147,657	$1,618,817	$1,426,069

Portfolio turnover rate(g)	2	%(e)	14%	15%	17%	18%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Infrastructure ETF

	Six Months Ended				Period From
	09/30/21		Year Ended	Year Ended	04/03/18	(a)
	(unaudited)		03/31/21	03/31/20	to 03/31/19

Net asset value, beginning of period	$34.56		$20.27	$26.31	$25.31

Net investment income(b)	0.37		0.77	0.49	0.43
Net realized and unrealized gain (loss)(c)		(0.55)	14.10	(6.00)	1.24

Net increase (decrease) from investment operations		(0.18)	14.87	(5.51)	1.67

Distributions(d)
From net investment income		(0.32)	(0.58)	(0.47)		(0.34)
From net realized gain	—		—	—		(0.33)
Return of capital	—		—	(0.06)	(0.00	)(e)

Total distributions		(0.32)	(0.58)	(0.53)		(0.67)

Net asset value, end of period	$34.06		$34.56	$20.27	$26.31

Total Return(f)
Based on net asset value	(0.54	)%(g)	74.11%	(21.26)%	6.78	%(g)

Ratios to Average Net Assets
Total expenses	0.40	%(h)	0.40%	0.40%	0.40	%(h)

Net investment income	2.07	%(h)	2.54%	1.84%	1.67	%(h)

Supplemental Data
Net assets, end of period (000)	$650,504		$369,805	$5,068	$5,262

Portfolio turnover rate(i)	12	%(g)	65%	23%	43	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$74.17		$49.76	$63.64	$64.54	$60.46	$49.91

Net investment income(a)	0.83		1.51	1.35	1.23	1.18	1.03
Net realized and unrealized gain (loss)(b)	4.04		24.37	(13.77)	(0.89)	4.20	10.48

Net increase (decrease) from investment operations	4.87		25.88	(12.42)	0.34	5.38	11.51

Distributions(c)
From net investment income		(0.80)	(1.47)	(1.46)	(1.24)	(1.30)	(0.96)

Total distributions		(0.80)	(1.47)	(1.46)	(1.24)	(1.30)	(0.96)

Net asset value, end of period	$78.24		$74.17	$49.76	$63.64	$64.54	$60.46

Total Return(d)
Based on net asset value	6.55	%(e)	52.54%	(19.92)%	0.60%	8.93%	23.25%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.42%	0.42%	0.43%	0.43%	0.44%

Net investment income	2.10	%(f)	2.50%	1.95%	1.94%	1.85%	1.86%

Supplemental Data
Net assets, end of period (000)	$101,718		$85,301	$62,206	$98,637	$132,302	$166,264

Portfolio turnover rate(g)	5	%(e)	10%	8%	17%	12%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF

	Six Months Ended
	09/30/21 (unaudited)	(a)	Year Ended 03/31/21 (a)	Year Ended 03/31/20 (a)	Year Ended 03/31/19 (a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)

Net asset value, beginning of period	$55.04		$37.54	$38.57	$30.81	$25.24	$20.41

Net investment income(b)	0.07		0.15	0.16	0.12	0.11	0.12
Net realized and unrealized gain (loss)(c)	7.78		17.49	(1.04)	7.73	5.55	4.85

Net increase (decrease) from investment operations	7.85		17.64	(0.88)	7.85	5.66	4.97

Distributions(d)
From net investment income		(0.08)	(0.14)	(0.15)	(0.09)	(0.09)	(0.14)

Total distributions		(0.08)	(0.14)	(0.15)	(0.09)	(0.09)	(0.14)

Net asset value, end of period	$62.81		$55.04	$37.54	$38.57	$30.81	$25.24

Total Return(e)
Based on net asset value	14.26	%(f)	47.02%	(2.32)%	25.50%	22.48%	24.36%

Ratios to Average Net Assets
Total expenses	0.39	%(g)	0.41%	0.42%	0.43%	0.43%	0.44%

Net investment income	0.23	%(g)	0.30%	0.39%	0.33%	0.38%	0.49%

Supplemental Data
Net assets, end of period (000)	$8,412,995		$8,206,921	$4,144,859	$3,656,734	$1,719,373	$1,052,380

Portfolio turnover rate(h)	4	%(f)	9%	9%	36%	15%	20%

(a)	Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$48.63		$22.83	$58.20	$63.55	$61.16	$51.96

Net investment income(a)	0.68		0.98	0.95	0.67	0.56	0.55
Net realized and unrealized gain (loss)(b)	9.57		25.92	(35.22)	(5.11)	2.49	9.25

Net increase (decrease) from investment operations	10.25		26.90	(34.27)	(4.44)	3.05	9.80

Distributions(c)
From net investment income		(0.78)	(1.10)	(1.10)	(0.91)	(0.66)	(0.60)

Total distributions		(0.78)	(1.10)	(1.10)	(0.91)	(0.66)	(0.60)

Net asset value, end of period	$58.10		$48.63	$22.83	$58.20	$63.55	$61.16

Total Return(d)
Based on net asset value	21.12	%(e)	120.05%	(59.65)%	(7.06)%	5.09%	18.88%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.42%	0.42%	0.42%	0.43%	0.44%

Net investment income	2.59	%(f)	2.81%	1.87%	1.00%	0.96%	0.93%

Supplemental Data
Net assets, end of period (000)	$293,427		$243,173	$90,169	$276,450	$365,406	$418,955

Portfolio turnover rate(g)	12	%(e)	21%	25%	12%	17%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18		Year Ended 03/31/17

Net asset value, beginning of period	$13.41		$5.97	$25.24	$32.41	$42.09		$35.72

Net investment income(a)	0.03		0.14	0.47	0.34	1.18	(b)	0.33
Net realized and unrealized gain (loss)(c)	0.29		7.50	(19.27)	(7.14)		(9.61)	6.39

Net increase (decrease) from investment operations	0.32		7.64	(18.80)	(6.80)		(8.43)	6.72

Distributions(d)
From net investment income		(0.04)	(0.20)	(0.47)	(0.37)		(1.25)	(0.35)

Total distributions		(0.04)	(0.20)	(0.47)	(0.37)		(1.25)	(0.35)

Net asset value, end of period	$13.69		$13.41	$5.97	$25.24	$32.41		$42.09

Total Return(e)
Based on net asset value	2.38	%(f)	129.06%	(75.48)%	(21.10)%	(20.19	)%(g)	18.88%

Ratios to Average Net Assets
Total expenses	0.39	%(h)	0.41%	0.42%	0.42%		0.43%	0.44%

Net investment income	0.40	%(h)	1.37%	2.44%	1.09%	3.37	%(b)	0.81%

Supplemental Data
Net assets, end of period (000)	$99,282		$371,516	$25,669	$155,238	$204,188		$250,434

Portfolio turnover rate(i)	15	%(f)	71%	23%	35%		25%	27%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from Baker Hughes Inc. Excluding such special distribution, the net investment income would have been $0.37 per share and 1.05% of average net assets.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (20.37)% for the year ended March 31, 2018.

(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$177.38		$134.83	$154.05	$147.20	$150.97	$137.03

Net investment income(a)	1.45		2.20	2.14	1.73	2.25	1.28
Net realized and unrealized gain (loss)(b)	5.72		42.53	(19.09)	6.91	(3.75)	14.01

Net increase (decrease) from investment operations	7.17		44.73	(16.95)	8.64	(1.50)	15.29

Distributions(c)
From net investment income		(1.55)	(2.18)	(2.27)	(1.79)	(2.27)	(1.35)

Total distributions		(1.55)	(2.18)	(2.27)	(1.79)	(2.27)	(1.35)

Net asset value, end of period	$183.00		$177.38	$134.83	$154.05	$147.20	$150.97

Total Return(d)
Based on net asset value	4.02	%(e)	33.30%	(11.06)%	5.88%	(1.05)%	11.19%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.42%	0.42%	0.42%	0.43%	0.44%

Net investment income	1.55	%(f)	1.33%	1.45%	1.12%	1.47%	0.87%

Supplemental Data
Net assets, end of period (000)	$375,140		$354,762	$276,404	$385,114	$390,088	$717,098

Portfolio turnover rate(g)	13	%(e)	52%	40%	51%	23%	33%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$91.81		$69.71	$86.99	$75.48	$78.51	$77.88

Net investment income(a)	1.01		1.67	2.16	2.28	2.22	2.19
Net realized and unrealized gain (loss)(b)	10.41		22.49	(16.61)	11.86	(2.36)	1.67

Net increase (decrease) from investment operations	11.42		24.16	(14.45)	14.14	(0.14)	3.86

Distributions(c)
From net investment income		(0.81)	(2.06)	(2.83)	(2.63)	(2.89)	(3.23)

Total distributions		(0.81)	(2.06)	(2.83)	(2.63)	(2.89)	(3.23)

Net asset value, end of period	$102.42		$91.81	$69.71	$86.99	$75.48	$78.51

Total Return(d)
Based on net asset value	12.42	%(e)	35.02%	(17.14)%	19.09%	(0.29)%	5.03%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.41%	0.42%	0.42%	0.43%	0.44%

Net investment income	1.95	%(f)	2.03%	2.39%	2.85%	2.80%	2.77%

Supplemental Data
Net assets, end of period (000)	$7,235,684		$4,687,047	$3,067,098	$4,597,605	$3,596,742	$4,608,522

Portfolio turnover rate(g)	4	%(e)	14%	8%	11%	13%	18%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$56.62		$29.00	$43.44	$50.39	$44.79	$31.79

Net investment income(a)	0.68		1.32	1.20	1.01	0.80	0.71
Net realized and unrealized gain (loss)(b)	3.82		27.52	(14.32)	(6.91)	5.60	12.95

Net increase (decrease) from investment operations	4.50		28.84	(13.12)	(5.90)	6.40	13.66

Distributions(c)
From net investment income		(0.58)	(1.22)	(1.32)	(1.05)	(0.80)	(0.66)

Total distributions		(0.58)	(1.22)	(1.32)	(1.05)	(0.80)	(0.66)

Net asset value, end of period	$60.54		$56.62	$29.00	$43.44	$50.39	$44.79

Total Return(d)
Based on net asset value	7.97	%(e)	101.55%	(31.09)%	(11.79)%	14.42%	43.37%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.41%	0.42%	0.42%	0.43%	0.44%

Net investment income	2.31	%(f)	3.26%	2.60%	2.08%	1.68%	1.79%

Supplemental Data
Net assets, end of period (000)	$1,253,094		$673,808	$197,182	$519,088	$902,061	$747,957

Portfolio turnover rate(g)	9	%(e)	6%	5%	10%	4%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$32.39		$24.88	$29.73	$27.06	$32.38	$30.71

Net investment income(a)	0.49		0.82	0.71	0.49	0.74	0.66
Net realized and unrealized gain (loss)(b)	0.04		7.50	(4.80)	2.71	(5.08)	1.87

Net increase (decrease) from investment operations	0.53		8.32	(4.09)	3.20	(4.34)	2.53

Distributions(c)
From net investment income		(0.49)	(0.81)	(0.76)	(0.53)	(0.98)	(0.86)

Total distributions		(0.49)	(0.81)	(0.76)	(0.53)	(0.98)	(0.86)

Net asset value, end of period	$32.43		$32.39	$24.88	$29.73	$27.06	$32.38

Total Return(d)
Based on net asset value	1.60	%(e)	33.82%	(13.99)%	11.91%	(13.63)%	8.25%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.42%	0.42%	0.42%	0.43%	0.44%

Net investment income	2.89	%(f)	2.82%	2.40%	1.73%	2.41%	2.02%

Supplemental Data
Net assets, end of period (000)	$420,003		$425,882	$292,379	$463,756	$316,596	$519,768

Portfolio turnover rate(g)	65	%(e)	40%	41%	35%	86%	47%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Focused Value Factor	Non-diversified
U.S. Aerospace & Defense	Non-diversified
U.S. Broker-Dealers & Securities Exchanges	Non-diversified
U.S. Healthcare Providers	Non-diversified
U.S. Home Construction	Non-diversified
U.S. Infrastructure	Non-diversified
U.S. Insurance	Non-diversified
U.S. Medical Devices	Non-diversified
U.S. Oil & Gas Exploration & Production	Non-diversified
U.S. Oil Equipment & Services	Non-diversified
U.S. Pharmaceuticals	Non-diversified
U.S. Real Estate	Diversified
U.S. Regional Banks	Non-diversified
U.S. Telecommunications	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements (unaudited) (continued)

or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Aerospace & Defense
Barclays Bank PLC	$255,783	$234,966		$—	$(20,817	)(b)
BNP Paribas SA	277,440	277,440		—	—
BofA Securities, Inc.	3,885,160	3,584,807		—	(300,353	)(b)
Citigroup Global Markets, Inc.	4,069,923	4,069,923		—	—
Credit Suisse Securities (USA) LLC	348,336	348,336		—	—
Goldman Sachs & Co. LLC	17,531,175	17,531,175		—	—
J.P. Morgan Securities LLC	13,234	13,234		—	—
Jefferies LLC	75,900	69,723		—	(6,177	)(b)
Morgan Stanley	4,559,060	4,188,023		—	(371,037	)(b)
National Financial Services LLC	13,303,603	12,394,222		—	(909,381	)(b)
State Street Bank & Trust Co.	1,074,086	1,074,086		—	—
Toronto Dominion Bank	279,742	256,975		—	(22,767	)(b)
UBS AG	490,820	490,820		—	—
UBS Securities LLC	529,230	529,230		—	—
Virtu Americas LLC	272,182	272,182		—	—
Wells Fargo Bank N.A.	551,684	551,684		—	—
Wells Fargo Securities LLC	16,169,640	16,169,640		—	—

	$63,686,998	$62,056,466		$—	$(1,630,532)

U.S. Healthcare Providers
Barclays Bank PLC	$4,326,733	$4,326,733		$—	$—
BNP Paribas SA	15,374,288	15,258,256		—	(116,032	)(b)
Citadel Clearing LLC	18,162	18,162		—	—
Citigroup Global Markets, Inc.	73,115	73,115		—	—
Credit Suisse Securities (USA) LLC	797,943	797,943		—	—
Goldman Sachs & Co. LLC	7,714,923	7,714,923		—	—
J.P. Morgan Securities LLC	3,762,364	3,762,364		—	—
Morgan Stanley	2,153,214	2,153,214		—	—
National Financial Services LLC	638,010	638,010		—	—
Pershing LLC	66,185	66,185		—	—
RBC Capital Markets LLC	32,400	32,400		—	—
Scotia Capital (USA), Inc.	2,897,329	2,897,329		—	—
SG Americas Securities LLC	8,369,460	8,369,460		—	—
State Street Bank & Trust Co.	3,324,141	3,290,311		—	(33,830	)(b)
UBS AG	2,765,116	2,765,116		—	—
UBS Securities LLC	5,361	5,361		—	—
Wells Fargo Securities LLC	2,799,513	2,799,513		—	—

	$55,118,257	$54,968,395		$—	$(149,862)

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Home Construction
Barclays Bank PLC	$454,699	$454,699		$—	$—
Barclays Capital, Inc.	258,398	258,398		—	—
BNP Paribas SA	612,260	612,260		—	—
Citigroup Global Markets, Inc.	16,073,830	16,073,830		—	—
Goldman Sachs & Co. LLC	149,411	149,411		—	—
J.P. Morgan Securities LLC	4,445,167	4,445,167		—	—
Morgan Stanley	20,556,231	20,556,231		—	—
National Financial Services LLC	1,273,560	1,273,560		—	—
State Street Bank & Trust Co.	1,469	1,469		—	—
UBS AG	1,630,880	1,630,880		—	—
Wells Fargo Securities LLC	163,088	163,088		—	—

	$45,618,993	$45,618,993		$—	$—

U.S. Infrastructure
Barclays Capital, Inc.	$119,736	$119,736		$—	$—
BofA Securities, Inc.	840,363	840,363		—	—
Morgan Stanley	6,626,520	6,626,520		—	—

	$7,586,619	$7,586,619		$—	$—

U.S. Medical Devices
Barclays Bank PLC	$1,642,746	$1,642,746		$—	$—
Barclays Capital, Inc.	1,568,295	1,568,295		—	—
BNP Paribas SA	14,417,205	14,417,205		—	—
BofA Securities, Inc.	6,591,645	6,591,645		—	—
Citigroup Global Markets, Inc.	2,945,696	2,945,696		—	—
Credit Suisse Securities (USA) LLC	1,655,043	1,655,043		—	—
Deutsche Bank Securities, Inc.	634,408	634,408		—	—
Goldman Sachs & Co. LLC	2,024,061	2,024,061		—	—
J.P. Morgan Securities LLC	18,195,245	18,195,245		—	—
Morgan Stanley	4,333,140	4,333,140		—	—
National Financial Services LLC	16,415	16,415		—	—
Toronto Dominion Bank	12,330,814	12,330,814		—	—
UBS AG	17,828,504	17,828,504		—	—
UBS Securities LLC	443,833	443,833		—	—
Virtu Americas LLC	341,076	341,076		—	—

	$84,968,126	$84,968,126		$—	$—

U.S. Oil & Gas Exploration & Production
Barclays Capital, Inc.	$310,240	$310,240		$—	$—
BNP Paribas SA	197,230	197,230		—	—
Credit Suisse Securities (USA) LLC	25,051	25,051		—	—
Goldman Sachs & Co. LLC	241,872	241,872		—	—
Scotia Capital (USA), Inc.	555	553		—	(2	)(b)
UBS AG	967,788	967,788		—	—
UBS Securities LLC	646,680	646,680		—	—

	$2,389,416	$2,389,414		$—	$(2)

U.S. Oil Equipment & Services
Barclays Capital, Inc.	$1,525,631	$1,525,631		$—	$—
BNP Paribas SA	404,296	404,296		—	—
Citigroup Global Markets, Inc.	1,171,664	1,171,664		—	—
Credit Suisse Securities (USA) LLC	137,499	137,499		—	—
Deutsche Bank Securities, Inc.	1,164	1,164		—	—
Goldman Sachs & Co. LLC	25,410	25,410		—	—
J.P. Morgan Securities LLC	1,167,759	1,167,759		—	—
Jefferies LLC	21,726	21,726		—	—
Morgan Stanley	355,200	355,200		—	—
UBS Securities LLC	121,832	121,832		—	—
Wells Fargo Securities LLC	170,232	170,232		—	—

	$5,102,413	$5,102,413		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	89

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Pharmaceuticals
BMO Capital Markets Corp.	$111,440	$111,440		$—	$—
BNP Paribas SA	1,373,975	1,373,975		—	—
BofA Securities, Inc.	120,828	120,495		—	(333	)(b)
Citigroup Global Markets, Inc.	654,710	654,710		—	—
Credit Suisse Securities (USA) LLC	97,680	97,680		—	—
Goldman Sachs & Co. LLC	381,448	381,448		—	—
J.P. Morgan Securities LLC	3,592,569	3,592,569		—	—
Morgan Stanley	3,641,354	3,641,354		—	—
National Financial Services LLC	93,149	93,149		—	—
SG Americas Securities LLC	82,278	82,278		—	—
Toronto Dominion Bank	2,254,481	2,254,481		—	—
UBS AG	297,768	297,768		—	—
UBS Securities LLC	184,356	184,356		—	—
Virtu Americas LLC	184,962	184,962		—	—
Wells Fargo Bank N.A.	274,992	274,992		—	—
Wells Fargo Securities LLC	1,004,850	1,002,078		—	(2,772	)(b)

	$14,350,840	$14,347,735		$—	$(3,105)

U.S. Real Estate
Barclays Bank PLC	$8,071,020	$8,058,861		$—	$(12,159	)(b)
Barclays Capital, Inc.	218,790	218,790		—	—
BNP Paribas SA	1,287,570	1,287,570		—	—
BofA Securities, Inc.	1,159,092	1,159,092		—	—
Citigroup Global Markets, Inc.	50,879	50,879		—	—
Goldman Sachs & Co. LLC	1,142,280	1,142,280		—	—
J.P. Morgan Securities LLC	5,420,820	5,420,820		—	—
National Financial Services LLC	430,860	430,860		—	—
UBS AG	8,700,614	8,645,127		—	(55,487	)(b)
UBS Securities LLC	2,882,673	2,864,810		—	(17,863	)(b)

	$29,364,598	$29,279,089		$—	$(85,509)

U.S. Regional Banks
Barclays Bank PLC	$2,118,886	$2,118,886		$—	$—
Goldman Sachs & Co. LLC	9,946,034	9,946,034		—	—

	$12,064,920	$12,064,920		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or

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Notes to Financial Statements (unaudited) (continued)

payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Focused Value Factor	0.25%
U.S. Infrastructure	0.40

For its investment advisory services to each Fund, except for the iShares Focused Value Factor ETF and iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3400
Over $40 billion, up to and including $50 billion	0.3300
Over $50 billion, up to and including $60 billion	0.3100
Over $60 billion	0.2945

Prior to July 14, 2021, for its investment advisory services to each Fund, except for the iShares Focused Valued Factor ETF and iShares U.S. Infrastructure ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion, up to and including $30 billion	0.38
Over $30 billion, up to and including $40 billion	0.34
Over $40 billion, up to and including $50 billion	0.33
Over $50 billion	0.31

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Focused Value Factor	$99
U.S. Aerospace & Defense	39,970
U.S. Healthcare Providers	31,457
U.S. Home Construction	16,870
U.S. Infrastructure	2,348
U.S. Insurance	547
U.S. Medical Devices	68,876
U.S. Oil & Gas Exploration & Production	1,787
U.S. Oil Equipment & Services	3,645
U.S. Pharmaceuticals	5,570
U.S. Real Estate	5,916
U.S. Regional Banks	1,739
U.S. Telecommunications	3,641

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

U.S. Aerospace & Defense	$118,123,379	$25,748,488	$1,900,255
U.S. Broker-Dealers & Securities Exchanges	23,541,210	16,371,698	(1,122,592)
U.S. Healthcare Providers	28,777,989	13,738,821	(367,442)
U.S. Home Construction	30,642,160	9,554,378	(1,010,829)
U.S. Infrastructure	6,063,346	5,043,691	(322,421)
U.S. Insurance	1,854,039	1,065,461	(75,935)
U.S. Medical Devices	55,419,719	68,117,802	885,334
U.S. Oil & Gas Exploration & Production	14,608,451	12,846,836	(11,114,103)
U.S. Oil Equipment & Services	3,906,014	6,506,062	(4,358,112)
U.S. Pharmaceuticals	15,392,428	9,854,147	(2,261,343)
U.S. Real Estate	30,273,956	58,092,784	(3,375,531)
U.S. Regional Banks	41,325,977	6,266,523	(169,391)
U.S. Telecommunications	119,288,330	74,557,123	2,376,436

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Focused Value Factor	$50,662,369	$50,955,417
U.S. Aerospace & Defense	280,127,707	279,704,275
U.S. Broker-Dealers & Securities Exchanges	66,515,604	66,530,470
U.S. Healthcare Providers	152,650,978	152,671,212
U.S. Home Construction	58,100,389	59,740,419
U.S. Infrastructure	74,413,775	72,178,706
U.S. Insurance	5,368,110	5,191,992
U.S. Medical Devices	356,559,881	357,533,814
U.S. Oil & Gas Exploration & Production	37,668,733	38,324,307
U.S. Oil Equipment & Services	23,874,437	23,361,066
U.S. Pharmaceuticals	46,647,474	46,647,738
U.S. Real Estate	257,952,167	240,106,831
U.S. Regional Banks	82,069,871	80,348,250
U.S. Telecommunications	286,875,887	286,446,487

For the six months ended September 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Focused Value Factor	$5,641,398	$13,701,943
U.S. Aerospace & Defense	180,516,917	541,953,061
U.S. Broker-Dealers & Securities Exchanges	666,960,336	276,479,743
U.S. Healthcare Providers	433,674,053	446,855,082
U.S. Home Construction	2,193,132,479	2,446,181,950
U.S. Infrastructure	368,630,856	68,658,600
U.S. Insurance	19,281,613	7,549,809
U.S. Medical Devices	937,644,873	1,751,266,408
U.S. Oil & Gas Exploration & Production	166,170,050	161,190,170
U.S. Oil Equipment & Services	12,491,481	278,761,318
U.S. Pharmaceuticals	28,684,414	19,034,033
U.S. Real Estate	15,358,012,507	13,247,125,204
U.S. Regional Banks	649,420,793	138,421,386
U.S. Telecommunications	192,117,623	199,706,173

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Focused Value Factor	$9,634,428
U.S. Aerospace & Defense	722,874,076
U.S. Broker-Dealers & Securities Exchanges	36,996,700
U.S. Healthcare Providers	122,243,181
U.S. Home Construction	145,185,143
U.S. Infrastructure	3,063,692
U.S. Insurance	3,367,681
U.S. Medical Devices	133,226,956
U.S. Oil & Gas Exploration & Production	184,967,068
U.S. Oil Equipment & Services	287,690,727
U.S. Pharmaceuticals	189,661,444
U.S. Real Estate	322,683,818
U.S. Regional Banks	20,030,231
U.S. Telecommunications	229,710,211

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Focused Value Factor	$31,727,054	$2,148,359	$(1,093,044)	$1,055,315
U.S. Aerospace & Defense	2,615,292,136	293,327,397	(238,236,491)	55,090,906
U.S. Broker-Dealers & Securities Exchanges	832,231,633	57,488,040	(13,263,745)	44,224,295
U.S. Healthcare Providers	1,117,425,963	139,228,243	(50,714,623)	88,513,620
U.S. Home Construction	2,510,289,591	24,543,318	(170,961,778)	(146,418,460)
U.S. Infrastructure	663,352,412	25,543,708	(30,961,974)	(5,418,266)
U.S. Insurance	90,854,206	12,945,828	(2,285,811)	10,660,017
U.S. Medical Devices	6,510,207,933	2,048,302,699	(63,288,533)	1,985,014,166
U.S. Oil & Gas Exploration & Production	310,991,655	21,741,112	(36,997,810)	(15,256,698)
U.S. Oil Equipment & Services	128,600,440	2,590,892	(26,662,371)	(24,071,479)
U.S. Pharmaceuticals	368,277,707	49,191,224	(27,771,270)	21,419,954
U.S. Real Estate	7,799,833,454	89,025,709	(649,735,738)	(560,710,029)
U.S. Regional Banks	1,190,652,122	82,857,080	(8,879,365)	73,977,715
U.S. Telecommunications	436,660,715	8,972,080	(25,596,448)	(16,624,368)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or

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Notes to Financial Statements (unaudited) (continued)

industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Year Ended 03/31/21

iShares ETF	Shares	Amount	Shares		Amount

Focused Value Factor
Shares sold	100,000	$5,655,976	300,000		$14,086,524
Shares redeemed	(250,000)	(13,907,746)	(150,000)		(6,329,739)

Net increase (decrease)	(150,000)	$(8,251,770)	150,000		$7,756,785

U.S. Aerospace & Defense
Shares sold	1,700,000	$180,797,215	5,500,000	(a)	$482,427,995
Shares redeemed	(5,150,000)	(542,792,853)	(16,450,000	)(a)	(1,387,929,179)

Net decrease	(3,450,000)	$(361,995,638)	(10,950,000)		$(905,501,184)

U.S. Broker-Dealers & Securities Exchanges
Shares sold	6,650,000	$672,011,078	3,800,000		$318,826,662
Shares redeemed	(2,700,000)	(281,461,613)	(2,100,000)		(133,095,346)

Net increase	3,950,000	$390,549,465	1,700,000		$185,731,316

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/21			Year Ended 03/31/21

iShares ETF	Shares		Amount	Shares	Amount

U.S. Healthcare Providers
Shares sold	1,650,000		$436,779,075	1,650,000	$341,185,827
Shares redeemed	(1,700,000)		(450,661,059)	(1,800,000)	(369,873,521)

Net decrease	(50,000)		$(13,881,984)	(150,000)	$(28,687,694)

U.S. Home Construction
Shares sold	31,200,000		$2,198,719,008	68,550,000	$3,615,477,819
Shares redeemed	(35,200,000)		(2,452,379,364)	(54,000,000)	(2,871,749,293)

Net increase (decrease)	(4,000,000)		$(253,660,356)	14,550,000	$743,728,526

U.S. Infrastructure
Shares sold	10,400,000		$371,939,132	12,450,000	$390,893,717
Shares redeemed	(2,000,000)		(69,765,141)	(2,000,000)	(64,997,926)

Net increase	8,400,000		$302,173,991	10,450,000	$325,895,791

U.S. Insurance
Shares sold	250,000		$19,739,776	650,000	$40,706,846
Shares redeemed	(100,000)		(7,714,769)	(750,000)	(42,970,020)

Net increase (decrease)	150,000		$12,025,007	(100,000)	$(2,263,174)

U.S. Medical Devices
Shares sold	14,850,000	(b)	$939,999,213	97,800,000	$4,424,569,395
Shares redeemed	(30,000,000	)(b)	(1,756,502,308)	(59,100,000)	(2,946,995,891)

Net increase (decrease)	(15,150,000)		$(816,503,095)	38,700,000	$1,477,573,504

U.S. Oil & Gas Exploration & Production
Shares sold	3,250,000		$166,685,900	8,800,000	$296,903,280
Shares redeemed	(3,200,000)		(162,545,784)	(7,750,000)	(245,864,133)

Net increase	50,000		$4,140,116	1,050,000	$51,039,147

U.S. Oil Equipment & Services
Shares sold	900,000		$12,508,958	45,650,000	$517,881,759
Shares redeemed	(21,350,000)		(279,026,071)	(22,250,000)	(203,752,984)

Net increase (decrease)	(20,450,000)		$(266,517,113)	23,400,000	$314,128,775

U.S. Pharmaceuticals
Shares sold	150,000		$28,859,113	500,000	$76,959,841
Shares redeemed	(100,000)		(19,093,569)	(550,000)	(90,463,741)

Net increase (decrease)	50,000		$9,765,544	(50,000)	$(13,503,900)

U.S. Real Estate
Shares sold	151,000,000		$15,404,205,563	191,850,000	$15,911,291,202
Shares redeemed	(131,400,000)		(13,296,680,627)	(184,800,000)	(15,236,112,943)

Net increase	19,600,000		$2,107,524,936	7,050,000	$675,178,259

U.S. Regional Banks
Shares sold	11,200,000		$652,403,058	9,800,000	$486,698,861
Shares redeemed	(2,400,000)		(139,418,253)	(4,700,000)	(191,538,957)

Net increase	8,800,000		$512,984,805	5,100,000	$295,159,904

U.S. Telecommunications

Shares sold	5,800,000		$193,075,342	14,000,000	$404,835,931
Shares redeemed	(6,000,000)		(200,480,062)	(12,600,000)	(363,538,590)

Net increase (decrease)	(200,000)		$(7,404,720)	1,400,000	$41,297,341

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)	Share transactions reflect a six-for-one stock split effective after the close of trading on July 16, 2021.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

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Notes to Financial Statements (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

The Board authorized a six-for-one stock split for the iShares U.S. Medical Devices ETF, effective after the close of trading on July 16, 2021, for the shareholders of record on July 14, 2021. The impact of the stock split was an increase in the number of shares outstanding by a factor of six, while decreasing the NAV per share by a factor of six, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Board Review and Approval of Investment Advisory Contract

iShares Focused Value Factor ETF, iShares U.S. Infrastructure ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

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Board Review and Approval of Investment Advisory Contract  (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares U.S. Aerospace & Defense ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	99

Board Review and Approval of Investment Advisory Contract  (continued)

providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 15-16, 2021 meeting to revise the Advisory Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members)

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assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 15-16, 2021 meeting to revise the Advisory Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares U.S. Telecommunications ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board

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Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 15-16, 2021 meeting to revise the Advisory Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	105

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

U.S. Infrastructure(a)	$0.321767	$—	$0.000323	$0.322090	100%	—%	0	%(b)	100%
U.S. Medical Devices(a)	0.063652	—	0.016204	0.079856	80	—	20		100
U.S. Real Estate(a)	0.624241	—	0.189783	0.814024	77	—	23		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

106	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	107

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

108	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, ICE Data Indices, LLC or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-311-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Mortgage Real Estate ETF | REM | Cboe BZX
•	iShares Residential and Multisector Real Estate ETF | REZ | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.18%	30.00%

U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68

International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73

Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2021	iShares® Mortgage Real Estate ETF

Investment Objective

The iShares Mortgage Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs) that hold U.S. residential and commercial mortgages, as represented by the FTSE Nareit All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.91%	48.46%	5.91%	7.74%	48.46%	33.26%	110.75%
Fund Market	4.76	48.32	5.93	7.72	48.32	33.39	110.43
Index	5.03	49.23	6.60	8.40	49.23	37.66	123.93

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,049.10	$ 2.47		$ 1,000.00	$ 1,022.70	$ 2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Mortgage REITs	97.1%
Diversified REITs	2.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Annaly Capital Management Inc.	14.8%
AGNC Investment Corp.	10.4
Starwood Property Trust Inc.	8.4
New Residential Investment Corp.	6.0
Hannon Armstrong Sustainable Infrastructure Capital Inc.	5.1
Blackstone Mortgage Trust Inc., Class A	4.6
Chimera Investment Corp.	4.5
Arbor Realty Trust Inc.	4.2
Apollo Commercial Real Estate Finance Inc.	3.5
MFA Financial Inc.	3.4

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2021	iShares® Residential and Multisector Real Estate ETF

Investment Objective

The iShares Residential and Multisector Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE Nareit All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	16.55%	43.79%	9.19%	12.08%	43.79%	55.19%	212.93%
Fund Market	16.52	43.85	9.19	12.09	43.85	55.23	213.12
Index	16.85	44.28	9.61	12.53	44.28	58.22	225.48

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,165.50	$ 2.61		$ 1,000.00	$ 1,022.70	$ 2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Residential REITs	50.9%
Health Care REITs	28.4
Specialized REITs	20.2
Diversified REITs	0.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Public Storage	9.7%
Welltower Inc.	7.6
AvalonBay Communities Inc.	6.7
Equity Residential	6.5
Ventas Inc.	4.9
Invitation Homes Inc.	4.8
Extra Space Storage Inc.	4.8
Essex Property Trust Inc.	4.6
Mid-America Apartment Communities Inc.	4.6
Sun Communities Inc.	4.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) September 30, 2021	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.8%
iStar Inc.(a)	1,676,871	$42,055,925

Mortgage REITs — 95.6%
AGNC Investment Corp.	9,485,409	149,584,900
Annaly Capital Management Inc.	25,290,047	212,942,196
Apollo Commercial Real Estate Finance Inc.	3,397,001	50,377,525
Arbor Realty Trust Inc.	3,290,816	60,978,821
Ares Commercial Real Estate Corp.	1,059,377	15,975,405
ARMOUR Residential REIT Inc.	1,993,364	21,488,464
Blackstone Mortgage Trust Inc., Class A	2,162,313	65,561,330
BrightSpire Capital Inc.	2,043,698	19,190,324
Broadmark Realty Capital Inc.	3,116,904	30,732,673
Capstead Mortgage Corp.	2,308,805	15,445,905
Cherry Hill Mortgage Investment Corp.	406,246	3,607,465
Chimera Investment Corp.	4,372,528	64,932,041
Dynex Capital Inc.	822,015	14,204,419
Ellington Financial Inc.	1,131,850	20,701,537
Ellington Residential Mortgage REIT	285,051	3,181,169
Granite Point Mortgage Trust Inc.	1,322,608	17,418,747
Great Ajax Corp.	525,093	7,083,505
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,378,384	73,715,976
Invesco Mortgage Capital Inc.	7,064,879	22,254,369
KKR Real Estate Finance Trust Inc.	782,399	16,508,619
Ladder Capital Corp.	2,756,303	30,457,148
MFA Financial Inc.	10,717,096	48,977,129
New Residential Investment Corp.	7,829,479	86,124,269
New York Mortgage Trust Inc.	9,190,997	39,153,647
Orchid Island Capital Inc.(a)	2,985,965	14,601,369
PennyMac Mortgage Investment Trust	2,371,531	46,695,445
Ready Capital Corp.	1,400,330	20,206,762

Security	Shares	Value

Mortgage REITs (continued)
Redwood Trust Inc.	2,735,662	$35,262,683
Starwood Property Trust Inc.	4,962,734	121,140,337
TPG RE Finance Trust Inc.	1,455,611	18,020,464
Two Harbors Investment Corp.	7,595,789	48,157,302
Western Asset Mortgage Capital Corp.	1,437,010	3,750,596

		1,398,432,541

Total Common Stocks — 98.4% (Cost: $1,329,540,988)		1,440,488,466

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(b)(c)(d)	827,137	827,551
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	320,000	320,000

		1,147,551

Total Short -Term Investments — 0.1% (Cost: $1,147,551)		1,147,551

Total Investments in Securities — 98.5% (Cost: $1,330,688,539)		1,441,636,017

Other Assets, Less Liabilities — 1.5%		21,253,200

Net Assets — 100.0%		$1,462,889,217

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,563	$808,987	(a)	$—		$28	$(27)	$827,551	827,137	$376	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	360,000	—		(40,000	)(a)	—	—	320,000	320,000	74		—

						$28	$(27)	$1,147,551		$450		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Mortgage Real Estate ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	557	12/17/21	$22,124	$(400,347)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$400,347

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,253,818

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(403,288)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$22,326,910

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,440,488,466	$—	$—	$1,440,488,466
Money Market Funds	1,147,551	—	—	1,147,551

	$1,441,636,017	$—	$—	$1,441,636,017

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(400,347)	$—	$—	$(400,347)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Residential and Multisector Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 0.5%
Washington REIT	225,730	$5,586,818

Health Care REITs — 28.3%
CareTrust REIT Inc.	250,565	5,091,481
Community Healthcare Trust Inc.	62,513	2,824,962
Diversified Healthcare Trust	633,076	2,146,128
Global Medical REIT Inc.	158,346	2,327,686
Healthcare Realty Trust Inc.	386,040	11,496,271
Healthcare Trust of America Inc., Class A	580,509	17,217,897
Healthpeak Properties Inc.	1,431,436	47,924,477
LTC Properties Inc.	103,390	3,276,429
Medical Properties Trust Inc.	1,575,891	31,628,132
National Health Investors Inc.	115,720	6,191,020
Omega Healthcare Investors Inc.	635,998	19,054,500
Physicians Realty Trust	570,361	10,049,761
Sabra Health Care REIT Inc.	583,300	8,586,176
Universal Health Realty Income Trust	34,384	1,900,404
Ventas Inc.	954,917	52,720,968
Welltower Inc.	981,649	80,887,878

		303,324,170

Residential REITs — 50.7%
American Campus Communities Inc.	364,430	17,656,634
American Homes 4 Rent, Class A	750,268	28,600,216
Apartment Income REIT Corp.	415,962	20,303,105
Apartment Investment & Management Co., Class A	397,848	2,725,259
AvalonBay Communities Inc.	323,788	71,764,372
Bluerock Residential Growth REIT Inc., Class A	73,340	934,352
BRT Apartments Corp.	30,110	580,521
Camden Property Trust	259,002	38,195,025
Centerspace	36,859	3,483,176
Equity LifeStyle Properties Inc.	462,625	36,131,012
Equity Residential	855,930	69,261,856
Essex Property Trust Inc.	155,074	49,583,361
Independence Realty Trust Inc.	277,654	5,650,259

Security	Shares	Value

Residential REITs (continued)
Invitation Homes Inc.	1,338,984	$51,323,257
Mid-America Apartment Communities Inc.	264,819	49,454,948
NexPoint Residential Trust Inc.	59,202	3,663,420
Preferred Apartment Communities Inc.	136,476	1,669,101
Sun Communities Inc.	266,021	49,240,487
UDR Inc.	786,911	41,690,545
UMH Properties Inc.	112,236	2,570,204

		544,481,110

Specialized REITs — 20.1%
CubeSmart	533,358	25,841,195
Extra Space Storage Inc.	304,470	51,147,915
Life Storage Inc.	206,863	23,735,461
National Storage Affiliates Trust	214,861	11,342,512
Public Storage	350,130	104,023,623

		216,090,706

Total Common Stocks — 99.6% (Cost: $974,435,228)		1,069,482,804

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	1,940,000	1,940,000

Total Short -Term Investments — 0.2% (Cost: $1,940,000)		1,940,000

Total Investments in Securities — 99.8% (Cost: $976,375,228)		1,071,422,804

Other Assets, Less Liabilities — 0.2%		1,982,423

Net Assets — 100.0%		$1,073,405,227

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,180,000	$760,000	(a)	$—	$—	$—	$1,940,000	1,940,000	$34	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Residential and Multisector Real Estate ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	93	12/17/21	$3,694	$(147,571)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$147,571

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$237,594

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(169,716)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,162,140

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,069,482,804	$—	$—	$1,069,482,804
Money Market Funds	1,940,000	—	—	1,940,000

	$1,071,422,804	$—	$—	$1,071,422,804

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(147,571)	$—	$—	$(147,571)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2021

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,440,488,466	$1,069,482,804
Affiliated(c)	1,147,551	1,940,000
Cash	3,908	3,084
Cash pledged:
Futures contracts	1,132,000	217,000
Receivables:
Investments sold	3,212,919	1,062,107
Securities lending income — Affiliated	375	—
Capital shares sold	—	62,269
Dividends	20,841,082	2,691,558

Total assets	1,466,826,301	1,075,458,822

LIABILITIES
Collateral on securities loaned, at value	827,551	—
Payables:
Investments purchased	1,976,919	1,619,663
Variation margin on futures contracts	331,442	58,560
Capital shares redeemed	220,020	—
Investment advisory fees	581,152	375,372

Total liabilities	3,937,084	2,053,595

NET ASSETS	$1,462,889,217	$1,073,405,227

NET ASSETS CONSIST OF:
Paid-in capital	$1,595,427,920	$987,128,951
Accumulated earnings (loss)	(132,538,703)	86,276,276

NET ASSETS	$1,462,889,217	$1,073,405,227

Shares outstanding	40,450,000	12,550,000

Net asset value	$36.17	$85.53

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$813,318	$—
(b) Investments, at cost — Unaffiliated	$1,329,540,988	$974,435,228
(c) Investments, at cost — Affiliated	$1,147,551	$1,940,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Operations  (unaudited)

Six Months Ended September 30, 2021

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$33,794,351	$8,017,682
Dividends — Affiliated	74	34
Securities lending income — Affiliated — net	376	—

Total investment income	33,794,801	8,017,716

EXPENSES
Investment advisory fees	3,661,389	1,708,288

Total expenses	3,661,389	1,708,288

Net investment income	30,133,412	6,309,428

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(32,941,119)	(1,060,354)
Investments — Affiliated	28	—
In-kind redemptions — Unaffiliated	72,225,653	5,026,090
Futures contracts	2,253,818	237,594

Net realized gain	41,538,380	4,203,330

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,945,647	64,599,653
Investments — Affiliated	(27)	—
Futures contracts	(403,288)	(169,716)

Net change in unrealized appreciation (depreciation)	1,542,332	64,429,937

Net realized and unrealized gain	43,080,712	68,633,267

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,214,124	$74,942,695

See notes to financial statements.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Mortgage Real Estate ETF		iShares Residential and Multisector Real Estate ETF

	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$30,133,412	$53,874,107	$6,309,428	$8,979,710
Net realized gain (loss)	41,538,380	(83,128,416)	4,203,330	(283,867)
Net change in unrealized appreciation (depreciation)	1,542,332	731,705,169	64,429,937	115,281,192

Net increase in net assets resulting from operations	73,214,124	702,450,860	74,942,695	123,977,035

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(33,428,304)	(53,874,107)	(5,944,454)	(12,701,974)
Return of capital	—	(35,452,585)	—	—

Decrease in net assets resulting from distributions to shareholders	(33,428,304)	(89,326,692)	(5,944,454)	(12,701,974)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(90,483,809)	306,612,849	508,948,087	52,624,765

NET ASSETS
Total increase (decrease) in net assets	(50,697,989)	919,737,017	577,946,328	163,899,826
Beginning of period	1,513,587,206	593,850,189	495,458,899	331,559,073

End of period	$1,462,889,217	$1,513,587,206	$1,073,405,227	$495,458,899

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	13

Financial Highlights

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate ETF
	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17(a)

Net asset value, beginning of period	$35.20		$18.67	$43.32	$42.48	$45.34	$38.68

Net investment income(b)	0.72		1.38	2.61	3.13	2.66	3.50
Net realized and unrealized gain (loss)(c)	1.04		17.37	(23.51)	1.52	(1.18)	7.34

Net increase (decrease) from investment operations	1.76		18.75	(20.90)	4.65	1.48	10.84

Distributions(d)
From net investment income	(0.79)		(1.34)	(2.60)	(3.08)	(3.53)	(3.53)
Return of capital	—		(0.88)	(1.15)	(0.73)	(0.81)	(0.65)

Total distributions	(0.79)		(2.22)	(3.75)	(3.81)	(4.34)	(4.18)

Net asset value, end of period	$36.17		$35.20	$18.67	$43.32	$42.48	$45.34

Total Return(e)
Based on net asset value	4.91	%(f)	103.62%	(51.80)%	11.46%	3.10%	29.32%

Ratios to Average Net Assets
Total expenses	0.48	%(g)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.95	%(g)	4.94%	6.16%	7.22%	5.82%	8.30%

Supplemental Data
Net assets, end of period (000)	$1,462,889		$1,513,587	$593,850	$1,252,029	$1,004,534	$1,246,883

Portfolio turnover rate(h)	9	%(f)	30%	29%	25%	31%	34%

(a)	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Residential and Multisector Real Estate ETF
	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$73.95		$55.26	$70.64	$57.61	$63.14	$65.99

Net investment income(a)	0.75		1.51	1.55	1.80	1.64	1.51
Net realized and unrealized gain (loss)(b)	11.48		19.29	(14.77)	13.45	(4.94)	(1.38)

Net increase (decrease) from investment operations	12.23		20.80	(13.22)	15.25	(3.30)	0.13

Distributions(c)
From net investment income	(0.65)		(2.11)	(2.16)	(2.00)	(2.23)	(2.56)
From net realized gain	—		—	—	(0.22)	—	(0.42)

Total distributions	(0.65)		(2.11)	(2.16)	(2.22)	(2.23)	(2.98)

Net asset value, end of period	$85.53		$73.95	$55.26	$70.64	$57.61	$63.14

Total Return(d)
Based on net asset value	16.55	%(e)	38.23%	(19.25)%	26.94%	(5.41)%	0.31%

Ratios to Average Net Assets
Total expenses	0.48	%(f)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	1.77	%(f)	2.36%	2.07%	2.81%	2.61%	2.37%

Supplemental Data
Net assets, end of period (000)	$1,073,405		$495,459	$331,559	$430,875	$285,163	$375,687

Portfolio turnover rate(g)	4	%(e)	7%	12%	10%	19%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Mortgage Real Estate	Non-diversified
Residential and Multisector Real Estate	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements  (unaudited)  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Mortgage Real Estate
Barclays Bank PLC	$406,296	$406,296	$—	$—
Barclays Capital, Inc.	127,908	127,908	—	—
Deutsche Bank Securities, Inc.	10,758	10,758	—	—
Morgan Stanley	200,640	200,640	—	—
UBS Securities LLC	67,716	67,716	—	—

	$813,318	$813,318	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

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Notes to Financial Statements  (unaudited)  (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Mortgage Real Estate	$159

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Mortgage Real Estate	$20,760,756	$10,524,531	$(2,303,593)
Residential and Multisector Real Estate	15,787,753	7,762,704	(289,913)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate	$158,585,376	$137,905,511
Residential and Multisector Real Estate	33,040,970	27,046,269

For the six months ended September 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Mortgage Real Estate	$156,543,887	$240,885,248
Residential and Multisector Real Estate	518,465,022	13,311,893

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements  (unaudited)  (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Mortgage Real Estate	$174,144,121
Residential and Multisector Real Estate	3,314,269

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mortgage Real Estate	$1,437,870,799	$175,230,604	$(171,865,733)	$3,364,871
Residential and Multisector Real Estate	986,009,912	120,487,307	(35,221,986)	85,265,321

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including

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Notes to Financial Statements  (unaudited) (continued)

the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Year Ended 03/31/21
iShares ETF	Shares	Amount	Shares	Amount

Mortgage Real Estate
Shares sold	4,500,000	$165,419,409	25,950,000	$702,381,915
Shares redeemed	(7,050,000)	(255,903,218)	(14,750,000)	(395,769,066)

Net increase (decrease)	(2,550,000)	$(90,483,809)	11,200,000	$306,612,849

Residential and Multisector Real Estate
Shares sold	6,000,000	$522,344,455	1,200,000	$81,704,425
Shares redeemed	(150,000)	(13,396,368)	(500,000)	(29,079,660)

Net increase	5,850,000	$508,948,087	700,000	$52,624,765

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Board Review and Approval of Investment Advisory Contract

iShares Mortgage Real Estate ETF, iShares Residential and Multisector Real Estate ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

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Board Review and Approval of Investment Advisory Contract  (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	23

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Mortgage Real Estate(a)	$0.600610	$—	$0.188886	$0.789496	76%	—%	24%	100%
Residential and Multisector Real Estate(a)	0.532464	—	0.121454	0.653918	81	—	19	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	25

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-312-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Biotechnology ETF | IBB | NASDAQ

•	iShares Expanded Tech Sector ETF | IGM | NYSE Arca

•	iShares Expanded Tech-Software Sector ETF | IGV | Cboe BZX

•	iShares North American Natural Resources ETF | IGE | Cboe BZX

•	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca

•	iShares Semiconductor ETF | SOXX | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.18%	30.00%

U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68

International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73

Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2021	iShares® Biotechnology ETF

Investment Objective

The iShares Biotechnology ETF (the “Fund”) (formerly the iShares Nasdaq Biotechnology ETF) seeks to track the investment results of an index composed of U.S.-listed equities in the biotechnology sector, as represented by the ICE Biotechnology Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.60%	19.59%	11.13%	18.15%	19.59%	69.49%	430.14%
Fund Market	7.48	19.66	11.14	18.16	19.66	69.55	430.62
Index(a)	7.83	20.06	11.51	18.50	20.06	72.41	446.09
Nasdaq Biotechnology Index	7.97	20.21	11.54	18.52	20.21	72.64	446.81
ICE Biotechnology Index(b)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through June 20, 2021 reflects the performance of the NASDAQ Biotechnology Index. Index performance beginning on June 21, 2021 reflects the performance of the ICE Biotechnology Index, which, effective as of June 21, 2021, replaced the NASDAQ Biotechnology Index as the underlying index of the fund.

(b)	The inception date of the ICE Biotechnology Index was April 13, 2021. The cumulative total return for this index for the period April 13, 2021 through September 30, 2021 was 10.20%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,076.00	$2.29		$1,000.00	$1,022.90	$2.23		0.44%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Biotechnology	76.9%
Life Sciences Tools & Services	19.0
Pharmaceuticals	1.8
Health Care Providers & Services	1.2
Other (each representing less than 1%)	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Moderna Inc.	8.7%
Amgen Inc.	8.1
Gilead Sciences Inc.	6.8
Regeneron Pharmaceuticals Inc.	4.8
Illumina Inc.	3.8
Vertex Pharmaceuticals Inc.	3.7
BioNTech SE	3.6
IQVIA Holdings Inc.	3.6
Biogen Inc.	3.3
Mettler-Toledo International Inc.	2.5

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® Expanded Tech Sector ETF

Investment Objective

The iShares Expanded Tech Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector and select North American equities from communication services and consumer discretionary sectors, as represented by the S&P North American Expanded Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.00%	30.86%	27.32%	22.84%	30.86%	234.63%	682.40%
Fund Market	11.95	30.86	27.33	22.84	30.86	234.72	682.22
Index	12.23	31.40	27.88	23.39	31.40	242.01	718.25

Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Sector IndexTM. Index Performance beginning on December 24, 2018 reflects the performance of the S&P North American Expanded Technology Sector IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,120.00	$2.18		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Interactive Media & Services	15.9%
Semiconductors	13.6
Application Software	12.2
Systems Software	12.2
Data Processing & Outsourced Services	10.9
Internet & Direct Marketing Retail	9.4
Technology Hardware, Storage & Peripherals	9.3
IT Consulting & Other Services	3.3
Internet Services & Infrastructure	3.0
Semiconductor Equipment	2.5
Communications Equipment	2.5
Movies & Entertainment	1.9
Other (each representing less than 1%)	3.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	8.5%
Amazon.com Inc.	8.5
Apple Inc.	8.3
Facebook Inc., Class A	5.8
Alphabet Inc., Class A	4.3
Alphabet Inc., Class C	4.0
NVIDIA Corp.	3.7
Visa Inc., Class A	2.7
PayPal Holdings Inc.	2.2
Mastercard Inc., Class A	2.2

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2021	iShares® Expanded Tech-Software Sector ETF

Investment Objective

The iShares Expanded Tech-Software Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software industry and select North American equities from interactive home entertainment and interactive media and services industries, as represented by the S&P North American Expanded Technology Software IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	16.93%	27.98%	28.81%	22.95%	27.98%	254.57%	689.69%
Fund Market	16.90	28.29	28.82	22.95	28.29	254.72	689.55
Index	17.18	28.51	29.21	23.41	28.51	260.11	719.46

Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Software IndexTM. Index performance beginning on December 24, 2018 reflects the performance of the S&P North American Expanded Technology Software IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,169.30	$2.23		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	90.8%
Entertainment	5.0
Interactive Media & Services	3.0
IT Services	1.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
salesforce.com Inc.	9.3%
Microsoft Corp.	8.5
Adobe Inc.	7.8
Intuit Inc.	5.8
Oracle Corp.	5.6
ServiceNow Inc.	4.8
Snap Inc., Class A	3.0
Autodesk Inc.	2.5
Activision Blizzard Inc.	2.4
Zoom Video Communications Inc., Class A	2.2

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Fund Summary as of September 30, 2021	iShares® North American Natural Resources ETF

Investment Objective

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.07%	53.17%	0.15%	1.32%	53.17%	0.76%	13.98%
Fund Market	8.11	53.14	0.16	1.32	53.14	0.80	14.02
Index	8.36	53.93	0.68	1.83	53.93	3.47	19.83

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,080.70	$2.14		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil, Gas & Consumable Fuels	66.6%
Metals & Mining	14.6
Containers & Packaging	9.4
Energy Equipment & Services	5.5
Construction Materials	3.0
Paper & Forest Products	0.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Exxon Mobil Corp.	10.2%
Chevron Corp.	10.0
ConocoPhillips	4.7
Enbridge Inc.	4.4
Freeport-McMoRan Inc.	2.7
TC Energy Corp.	2.6
EOG Resources Inc.	2.6
Newmont Corp.	2.4
Canadian Natural Resources Ltd.	2.4
Schlumberger NV	2.3

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2021	iShares® North American Tech-Multimedia Networking ETF

Investment Objective

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.90%	48.49%	11.61%	11.49%	48.49%	73.21%	196.62%
Fund Market	2.86	48.70	11.65	11.50	48.70	73.47	197.03
Index	3.11	49.03	11.97	11.84	49.03	76.00	206.22

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,029.00	$2.09		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Communications Equipment	97.4%
Alternative Carriers	2.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
F5 Networks Inc.	8.6%
Juniper Networks Inc.	8.6
Arista Networks Inc.	8.4
Motorola Solutions Inc.	8.4
Cisco Systems Inc.	8.2
Viasat Inc.	5.2
Calix Inc.	5.0
NetScout Systems Inc.	4.6
Viavi Solutions Inc.	4.5
Ubiquiti Inc.	4.4

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® Semiconductor ETF

Investment Objective

The iShares Semiconductor ETF (the “Fund”) (formerly the iShares PHLX Semiconductor ETF) seeks to track the investment results of an index composed of U.S.-listed equities in the semiconductor sector, as represented by the ICE Semiconductor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.51%	47.50%	33.07%	27.09%	47.50%	317.25%	999.20%
Fund Market	5.54	47.48	33.08	27.08	47.48	317.36	998.83
Index(a)	5.75	48.22	33.74	27.71	48.22	327.79	1,054.12
PHLX Semiconductor Sector Index	4.89	47.01	33.52	27.61	47.01	324.30	1,044.70
ICE Semiconductor Index(b)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through June 20, 2021 reflects the performance of the PHLX Semiconductor Sector Index. Index performance beginning on June 21, 2021 reflects the performance of the ICE Semiconductor Index, which, effective as of June 21, 2021, replaced the PHLX Semiconductor Sector Index as the underlying index of the fund.

(b)	The inception date of the ICE Semiconductor Index was April 13, 2021. The cumulative total return for this index for the period April 13, 2021 through September 30, 2021 was 2.03%.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,055.10	$2.11		$1,000.00	$1,023.00	$2.08		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Semiconductors	80.3%
Semiconductor Equipment	19.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Intel Corp.	8.3%
Broadcom Inc.	8.2
NVIDIA Corp.	7.8
Texas Instruments Inc.	6.0
QUALCOMM Inc.	5.3
Analog Devices Inc.	4.3
Marvell Technology Inc.	4.1
KLA Corp.	4.1
Micron Technology Inc.	4.0
Microchip Technology Inc.	4.0

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 76.8%
AC Immune SA(a)(b)	264,593	$1,775,419
ACADIA Pharmaceuticals Inc.(a)(b)	1,312,263	21,796,688
Acceleron Pharma Inc.(a)(b)	437,164	75,235,924
Achillion Pharmaceuticals Inc.(b)(c)	4,112	1,892
Adaptimmune Therapeutics PLC, ADR(a)(b)	788,556	4,076,835
ADC Therapeutics SA(a)(b)	313,641	8,518,490
Adverum Biotechnologies Inc.(a)(b)	735,656	1,596,374
Aeglea BioTherapeutics Inc.(a)	331,968	2,639,146
Affimed NV(a)	912,856	5,641,450
Agios Pharmaceuticals Inc.(a)(b)	477,112	22,018,719
Akebia Therapeutics Inc.(a)(b)	1,364,348	3,929,322
Akero Therapeutics Inc.(a)(b)	178,922	3,998,907
Alector Inc.(a)(b)	462,518	10,554,661
Alkermes PLC(a)	1,309,235	40,376,807
Allakos Inc.(a)(b)	279,682	29,609,933
Allogene Therapeutics Inc.(a)(b)	585,791	15,054,829
Alnylam Pharmaceuticals Inc.(a)(b)	965,504	182,296,810
Altimmune Inc.(a)(b)	278,701	3,152,108
ALX Oncology Holdings Inc.(a)(b)	161,229	11,908,374
Amgen Inc.	3,985,778	847,575,692
Amicus Therapeutics Inc.(a)(b)	2,143,255	20,468,085
AnaptysBio Inc.(a)(b)	208,853	5,664,093
Annexon Inc.(a)	218,828	4,072,389
Apellis Pharmaceuticals Inc.(a)	556,048	18,327,342
Applied Molecular Transport Inc.(a)(b)	203,387	5,261,622
Applied Therapeutics Inc.(a)	125,355	2,080,893
Aprea Therapeutics Inc.(a)(b)	114,610	585,657
Arbutus Biopharma Corp.(a)	661,015	2,835,754
Arcturus Therapeutics Holdings Inc.(a)(b)	176,983	8,456,248
Arcus Biosciences Inc.(a)(b)	349,797	12,197,421
Arcutis Biotherapeutics Inc.(a)(b)	224,793	5,370,305
Ardelyx Inc.(a)(b)	603,896	797,143
Arena Pharmaceuticals Inc.(a)(b)	499,153	29,724,561
Argenx SE, ADR(a)(b)	292,974	88,478,148
Arrowhead Pharmaceuticals Inc.(a)	794,116	49,576,662
Ascendis Pharma A/S, ADR(a)(b)	295,624	47,119,509
Assembly Biosciences Inc.(a)	348,769	1,213,716
Atara Biotherapeutics Inc.(a)(b)	669,898	11,991,174
Athenex Inc.(a)(b)	703,486	2,117,493
Atreca Inc., Class A(a)(b)	235,376	1,466,392
Avidity Biosciences Inc.(a)(b)	327,614	8,069,133
Avrobio Inc.(a)	305,482	1,704,590
Beam Therapeutics Inc.(a)(b)	398,017	34,631,459
BeiGene Ltd., ADR(a)(b)	423,728	153,813,264
BioCryst Pharmaceuticals Inc.(a)(b)	1,452,872	20,877,771
Biogen Inc.(a)	1,219,172	345,013,484
Biohaven Pharmaceutical Holding Co. Ltd.(a)	470,782	65,396,328
BioMarin Pharmaceutical Inc.(a)(b)	1,492,592	115,362,436
BioNTech SE, ADR(a)(b)	1,380,158	376,769,332
Black Diamond Therapeutics Inc.(a)(b)	204,474	1,729,850
Bluebird Bio Inc.(a)(b)	540,744	10,333,618
Blueprint Medicines Corp.(a)(b)	474,044	48,736,464
Bridgebio Pharma Inc.(a)(b)	866,283	40,602,684
Cabaletta Bio Inc.(a)	123,103	1,496,932
Calithera Biosciences Inc.(a)(b)	578,176	1,260,424
CareDx Inc.(a)(b)	423,403	26,831,048
Cellectis SA, ADR(a)(b)	259,016	3,266,192
CEL-SCI Corp.(a)(b)	339,308	3,728,995

Security	Shares	Value

Biotechnology (continued)
ChemoCentryx Inc.(a)(b)	437,565	$7,482,361
Chinook Therapeutics Inc.(a)(b)	220,930	2,819,067
Clovis Oncology Inc.(a)(b)	934,482	4,167,790
Cogent Biosciences Inc.(a)(b)	274,430	2,307,956
Coherus Biosciences Inc.(a)(b)	583,530	9,377,327
Concert Pharmaceuticals Inc.(a)	256,812	839,775
Cortexyme Inc.(a)(b)	121,814	11,165,471
Crinetics Pharmaceuticals Inc.(a)	229,852	4,838,385
CRISPR Therapeutics AG(a)(b)	547,245	61,253,133
Cytokinetics Inc.(a)(b)	646,981	23,123,101
CytomX Therapeutics Inc.(a)	515,513	2,623,961
Deciphera Pharmaceuticals Inc.(a)	295,165	10,029,707
Denali Therapeutics Inc.(a)(b)	674,632	34,035,184
Dicerna Pharmaceuticals Inc.(a)(b)	559,151	11,272,484
Eagle Pharmaceuticals Inc./DE(a)(b)	93,037	5,189,604
Editas Medicine Inc.(a)(b)	559,183	22,971,238
Eiger BioPharmaceuticals Inc.(a)	251,907	1,682,739
Emergent BioSolutions Inc.(a)(b)	397,043	19,879,943
Enanta Pharmaceuticals Inc.(a)(b)	146,695	8,333,743
Epizyme Inc.(a)(b)	746,644	3,822,817
Exelixis Inc.(a)	2,520,816	53,290,050
Fate Therapeutics Inc.(a)(b)	732,142	43,394,056
FibroGen Inc.(a)(b)	694,107	7,093,774
Flexion Therapeutics Inc.(a)(b)	342,713	2,090,549
Forma Therapeutics Holdings Inc.(a)(b)	311,807	7,230,804
Frequency Therapeutics Inc.(a)(b)	256,834	1,813,248
G1 Therapeutics Inc.(a)(b)	277,217	3,720,252
Galapagos NV, ADR(a)(b)	375,548	19,757,580
Gamida Cell Ltd.(a)(b)	334,765	1,312,279
Generation Bio Co.(a)(b)	368,195	9,230,649
Genmab A/S, ADR(a)(b)	3,778,210	165,107,777
Geron Corp.(a)(b)	2,540,493	3,480,475
Gilead Sciences Inc.	10,280,345	718,082,098
Global Blood Therapeutics Inc.(a)(b)	498,615	12,704,710
Gossamer Bio Inc.(a)(b)	449,599	5,651,459
Grifols SA, ADR	1,503,464	21,965,609
Halozyme Therapeutics Inc.(a)(b)	1,147,482	46,679,568
Harpoon Therapeutics Inc.(a)	164,927	1,302,923
Homology Medicines Inc.(a)(b)	327,914	2,580,683
Ideaya Biosciences Inc.(a)	255,589	6,514,964
IGM Biosciences Inc.(a)(b)	118,166	7,770,596
I-Mab, ADR(a)	442,147	32,051,236
Immunic Inc.(a)	145,726	1,289,675
ImmunityBio Inc.(a)(b)	558,895	5,443,637
ImmunoGen Inc.(a)(b)	1,544,550	8,757,598
Immunovant Inc.(a)(b)	332,079	2,885,767
Incyte Corp.(a)	1,796,080	123,534,382
Inovio Pharmaceuticals Inc.(a)(b)	1,697,987	12,157,587
Inozyme Pharma Inc.(a)(b)	84,511	979,482
Insmed Inc.(a)(b)	913,885	25,168,393
Intellia Therapeutics Inc.(a)(b)	543,167	72,865,853
Intercept Pharmaceuticals Inc.(a)(b)	223,628	3,320,876
Invitae Corp.(a)(b)	1,755,524	49,909,547
Ionis Pharmaceuticals Inc.(a)(b)	1,145,321	38,414,066
Iovance Biotherapeutics Inc.(a)(b)	1,109,745	27,366,312
Ironwood Pharmaceuticals Inc.(a)(b)	1,303,937	17,029,417
iTeos Therapeutics Inc.(a)(b)	245,499	6,628,473
IVERIC bio Inc.(a)	810,257	13,158,574
Jounce Therapeutics Inc.(a)	251,267	1,866,914
Kadmon Holdings Inc.(a)(b)	1,364,537	11,885,117

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
KalVista Pharmaceuticals Inc.(a)	183,268	$3,198,027
Karuna Therapeutics Inc.(a)(b)	173,746	21,254,348
Karyopharm Therapeutics Inc.(a)(b)	528,055	3,073,280
Keros Therapeutics Inc.(a)(b)	107,791	4,264,212
Kezar Life Sciences Inc.(a)	323,578	2,795,714
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	250,209	2,849,881
Kodiak Sciences Inc.(a)(b)	376,399	36,126,776
Krystal Biotech Inc.(a)(b)	131,886	6,885,768
Kura Oncology Inc.(a)(b)	500,929	9,382,400
Larimar Therapeutics Inc.(a)(b)	133,168	1,535,427
Legend Biotech Corp., ADR(a)(b)	813,071	41,108,870
Ligand Pharmaceuticals Inc.(a)(b)	130,188	18,137,792
MacroGenics Inc.(a)(b)	485,437	10,165,051
Madrigal Pharmaceuticals Inc.(a)	91,297	7,284,588
Magenta Therapeutics Inc.(a)	332,665	2,421,801
MannKind Corp.(a)(b)	1,926,934	8,382,163
MediciNova Inc.(a)(b)	387,063	1,466,969
MeiraGTx Holdings PLC(a)	260,179	3,429,159
Mersana Therapeutics Inc.(a)(b)	518,530	4,889,738
Mesoblast Ltd., SP ADR(a)(b)	746,277	4,485,125
Mirati Therapeutics Inc.(a)(b)	390,248	69,038,774
Moderna Inc.(a)(b)	2,386,346	918,409,122
MorphoSys AG, ADR(a)(b)	787,820	9,264,763
Myovant Sciences Ltd.(a)(b)	330,853	7,424,341
Myriad Genetics Inc.(a)(b)	622,070	20,086,640
Natera Inc.(a)	692,247	77,144,006
Neoleukin Therapeutics Inc.(a)	266,282	1,925,219
Neurocrine Biosciences Inc.(a)	754,179	72,333,308
NextCure Inc.(a)(b)	127,226	857,503
Nkarta Inc.(a)(b)	142,851	3,972,686
Novavax Inc.(a)(b)	604,486	125,315,993
NuCana PLC, ADR(a)(b)	237,259	612,128
Nurix Therapeutics Inc.(a)	276,804	8,293,048
OPKO Health Inc.(a)(b)	3,359,686	12,262,854
Orchard Therapeutics PLC, ADR(a)(b)	625,523	1,438,703
ORIC Pharmaceuticals Inc.(a)(b)	244,700	5,116,677
Ovid therapeutics Inc.(a)(b)	384,030	1,290,341
Passage Bio Inc.(a)	202,782	2,019,709
Poseida Therapeutics Inc.(a)(b)	279,180	2,035,222
Precigen Inc.(a)(b)	811,701	4,050,388
Precision BioSciences Inc.(a)(b)	398,237	4,595,655
Protagonist Therapeutics Inc.(a)	344,434	6,103,370
Prothena Corp. PLC(a)	369,601	26,326,679
PTC Therapeutics Inc.(a)(b)	560,388	20,852,037
Puma Biotechnology Inc.(a)	277,462	1,945,009
Radius Health Inc.(a)(b)	385,763	4,787,319
RAPT Therapeutics Inc.(a)	179,595	5,576,425
Regeneron Pharmaceuticals Inc.(a)(b)	838,769	507,606,223
REGENXBIO Inc.(a)(b)	297,610	12,475,811
Relay Therapeutics Inc.(a)(b)	459,523	14,488,760
Repare Therapeutics Inc.(a)	164,167	4,307,742
Replimune Group Inc.(a)(b)	240,683	7,133,844
REVOLUTION Medicines Inc.(a)(b)	469,549	12,917,293
Rhythm Pharmaceuticals Inc.(a)(b)	351,675	4,592,875
Rigel Pharmaceuticals Inc.(a)(b)	1,400,379	5,083,376
Rocket Pharmaceuticals Inc.(a)(b)	500,067	14,947,003
Rubius Therapeutics Inc.(a)(b)	369,745	6,611,041
Sage Therapeutics Inc.(a)(b)	423,048	18,745,257
Sangamo Therapeutics Inc.(a)(b)	985,961	8,883,509
Sarepta Therapeutics Inc.(a)(b)	621,206	57,449,131

Security	Shares	Value

Biotechnology (continued)
Scholar Rock Holding Corp.(a)(b)	225,543	$7,447,430
Seagen Inc.(a)(b)	1,477,511	250,881,368
Selecta Biosciences Inc.(a)(b)	669,652	2,785,752
Seres Therapeutics Inc.(a)(b)	555,552	3,866,642
Spectrum Pharmaceuticals Inc.(a)(b)	1,308,495	2,852,519
Spero Therapeutics Inc.(a)(b)	202,371	3,725,650
SpringWorks Therapeutics Inc.(a)	258,534	16,401,397
Stoke Therapeutics Inc.(a)	162,465	4,133,110
Surface Oncology Inc.(a)(b)	314,449	2,380,379
Sutro Biopharma Inc.(a)(b)	296,886	5,608,177
Syndax Pharmaceuticals Inc.(a)(b)	353,722	6,759,627
Syros Pharmaceuticals Inc.(a)(b)	321,717	1,438,075
TCR2 Therapeutics Inc.(a)	261,036	2,221,416
Tiziana Life Sciences PLC., ADR (a)(b)	550,731	804,067
Travere Therapeutics Inc.(a)(b)	492,070	11,932,697
Turning Point Therapeutics Inc.(a)	353,340	23,472,376
Twist Bioscience Corp.(a)(b)	363,146	38,845,728
Ultragenyx Pharmaceutical Inc.(a)(b)	516,987	46,627,058
uniQure NV(a)(b)	287,266	9,195,385
United Therapeutics Corp.(a)(b)	360,234	66,491,992
UNITY Biotechnology Inc.(a)(b)	299,330	897,990
UroGen Pharma Ltd.(a)(b)	152,559	2,566,042
Vanda Pharmaceuticals Inc.(a)	439,686	7,536,218
Veracyte Inc.(a)(b)	574,866	26,702,526
Verastem Inc.(a)(b)	1,461,455	4,501,281
Vertex Pharmaceuticals Inc.(a)(b)	2,115,245	383,684,291
Vir Biotechnology Inc.(a)(b)	558,128	24,289,731
Voyager Therapeutics Inc.(a)(b)	199,616	524,990
XBiotech Inc.	150,550	1,949,622
Xencor Inc.(a)	475,248	15,521,600
Xenon Pharmaceuticals Inc.(a)(b)	309,942	4,735,914
Y-mAbs Therapeutics Inc.(a)(b)	282,397	8,059,610
Zai Lab Ltd., ADR(a)	542,922	57,218,550
Zentalis Pharmaceuticals Inc.(a)	328,208	21,871,781
ZIOPHARM Oncology Inc.(a)(b)	1,593,170	2,899,569
Zymeworks Inc.(a)(b)	375,313	10,899,090

		8,075,076,309

Chemicals — 0.2%
Amyris Inc.(a)(b)	1,421,590	19,518,431

Health Care Equipment & Supplies — 0.9%
Cerus Corp.(a)(b)	1,368,389	8,333,489
Meridian Bioscience Inc.(a)(b)	351,368	6,760,320
Novocure Ltd.(a)(b)	730,543	84,867,180

		99,960,989

Health Care Providers & Services — 1.2%
Castle Biosciences Inc.(a)(b)	181,053	12,040,025
Fulgent Genetics Inc.(a)(b)	156,731	14,097,953
Guardant Health Inc.(a)(b)	779,193	97,406,917

		123,544,895

Life Sciences Tools & Services — 19.0%
10X Genomics Inc., Class A(a)(b)	665,156	96,833,410
Adaptive Biotechnologies Corp.(a)(b)	1,138,444	38,695,712
Berkeley Lights Inc.(a)(b)	401,908	7,861,320
Bio-Techne Corp.	316,587	153,408,563
Bruker Corp.	832,382	65,009,034
Charles River Laboratories International Inc.(a)(b)	407,106	168,000,433
Codexis Inc.(a)(b)	513,087	11,934,404
Compugen Ltd.(a)(b)	693,878	4,142,452

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Fluidigm Corp.(a)(b)	576,750	$3,800,782
Illumina Inc.(a)	983,147	398,774,255
IQVIA Holdings Inc.(a)	1,556,237	372,781,011
Medpace Holdings Inc.(a)(b)	237,842	45,018,734
Mettler-Toledo International Inc.(a)(b)	186,854	257,365,225
NanoString Technologies Inc.(a)(b)	364,364	17,493,116
Pacific Biosciences of California Inc.(a)(b)	1,560,373	39,867,530
Personalis Inc.(a)	289,015	5,560,649
Quanterix Corp.(a)	264,481	13,168,509
Repligen Corp.(a)	418,558	120,959,076
Waters Corp.(a)(b)	500,690	178,896,537

		1,999,570,752

Pharmaceuticals — 1.8%
Arvinas Inc.(a)	323,784	26,608,569
Axsome Therapeutics Inc.(a)(b)	243,017	8,009,840
Cara Therapeutics Inc.(a)(b)	329,713	5,094,066
Cymabay Therapeutics Inc.(a)(b)	521,026	1,901,745
Esperion Therapeutics Inc.(a)(b)	225,658	2,719,179
Fulcrum Therapeutics Inc.(a)	235,331	6,638,688
Intra-Cellular Therapies Inc.(a)(b)	595,697	22,207,584
Kala Pharmaceuticals Inc.(a)(b)	426,542	1,117,540
Kaleido Biosciences Inc.(a)(b)	162,458	887,021
Marinus Pharmaceuticals Inc.(a)(b)	264,570	3,010,807
Nektar Therapeutics(a)(b)	1,490,696	26,772,900
NGM Biopharmaceuticals Inc.(a)	207,563	4,362,974
Odonate Therapeutics Inc.(a)(b)	308,232	896,955
Omeros Corp.(a)(b)	491,739	6,781,081
Pliant Therapeutics Inc.(a)(b)	203,932	3,442,372
Provention Bio Inc.(a)(b)	414,226	2,651,046
Reata Pharmaceuticals Inc., Class A(a)(b)	243,844	24,533,145
Redhill Biopharma Ltd., ADR(a)(b)	263,468	1,206,684
Relmada Therapeutics Inc.(a)	128,344	3,363,896
Restorbio Inc.	50,900	55,896
Revance Therapeutics Inc.(a)(b)	562,849	15,680,973
SIGA Technologies Inc.(a)(b)	354,982	2,623,317
Supernus Pharmaceuticals Inc.(a)(b)	420,229	11,207,508
Theravance Biopharma Inc.(a)(b)	446,121	3,301,295
Tricida Inc.(a)(b)	244,095	1,132,601
Veritex Holdings Inc., ADR(a)(b)	245,594	1,345,855
WaVe Life Sciences Ltd.(a)	395,378	1,937,352

		189,490,889

Total Common Stocks — 99.9% (Cost: $11,460,073,418)		10,507,162,265

Security	Shares	Value

Short-Term Investments

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	865,866,449	$866,299,382
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	17,710,000	17,710,000

		884,009,382

Total Short-Term Investments — 8.4% (Cost: $883,503,205)		884,009,382

Total Investments Before Investments Sold Short — 108.3% (Cost: $12,343,576,623)		11,391,171,647

Investments In Securities Sold Short

Common Stocks — (0.0%)
PDL BioPharma Inc.(a)(c)	(4,374)	(9,183)

Total Investments Sold Short (Proceeds $(10,702))		(9,183)

Total Investments, Net of Investments Sold Short — 108.3% (Cost: $12,343,565,921)		11,391,162,464

Other Assets, Less Liabilities — (8.3)%		(876,493,709)

Net Assets — 100.0%		$10,514,668,755

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Biotechnology ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,133,003,134	$—	$(266,606,257	)(a)	$76,897	$(174,392)	$866,299,382	865,866,449	$1,351,160	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,820,000	—	(7,110,000	)(a)	—	—	17,710,000	17,710,000	594		—

					$76,897	$(174,392)	$884,009,382		$1,351,754		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	34	12/17/21	$4,364	$(167,686)
Russell 2000 E-Mini Index	18	12/17/21	1,981	(36,140)

				$(203,826)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$203,826

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$35,215

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(153,756)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,721,103

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Biotechnology ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,507,104,477	$55,896	$1,892	$10,507,162,265
Money Market Funds	884,009,382	—	—	884,009,382
Liabilities
Common Stocks	—	—	(9,183)	(9,183)

	$11,391,113,859	$55,896	$(7,291)	$11,391,162,464

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(203,826)	$—	$—	$(203,826)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) September 30, 2021	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 2.5%
Arista Networks Inc.(a)	14,502	$4,983,467
Calix Inc.(a)	13,905	687,324
Cambium Networks Corp.(a)	2,883	104,336
Ciena Corp.(a)	39,795	2,043,473
Cisco Systems Inc.	1,090,081	59,333,109
CommScope Holding Co. Inc.(a)	53,934	732,963
Extreme Networks Inc.(a)	32,782	322,903
F5 Networks Inc.(a)	15,502	3,081,488
Harmonic Inc.(a)	27,605	241,544
Infinera Corp.(a)(b)	51,807	431,034
Inseego Corp.(a)(b)	15,995	106,527
Juniper Networks Inc.	83,512	2,298,250
Lumentum Holdings Inc.(a)	19,844	1,657,768
Motorola Solutions Inc.	43,845	10,186,070
NETGEAR Inc.(a)	8,132	259,492
NetScout Systems Inc.(a)	18,811	506,957
Plantronics Inc.(a)	9,708	249,593
Ribbon Communications Inc.(a)	32,507	194,392
Ubiquiti Inc.	1,626	485,637
Viasat Inc.(a)(b)	18,986	1,045,559
Viavi Solutions Inc.(a)	60,033	944,919

		89,896,805

Diversified Telecommunication Services — 0.0%
EchoStar Corp., Class A(a)(b)	11,220	286,222

Electronic Equipment, Instruments & Components — 2.5%
Advanced Energy Industries Inc.	10,031	880,220
Amphenol Corp., Class A	154,894	11,342,888
Arrow Electronics Inc.(a)	18,596	2,088,145
Avnet Inc.	25,910	957,893
Badger Meter Inc.	7,635	772,204
Belden Inc.	11,519	671,097
Benchmark Electronics Inc.	9,637	257,404
CDW Corp./DE	35,603	6,480,458
Celestica Inc.(a)(b)	28,626	254,199
Cognex Corp.	45,495	3,649,609
Coherent Inc.(a)	6,350	1,588,071
Corning Inc.	199,028	7,262,532
Fabrinet(a)	9,584	982,456
II-VI Inc.(a)(b)	27,190	1,613,998
Insight Enterprises Inc.(a)(b)	9,204	829,096
IPG Photonics Corp.(a)	9,151	1,449,518
Itron Inc.(a)	11,819	893,871
Jabil Inc.	37,761	2,204,110
Keysight Technologies Inc.(a)	47,703	7,837,126
Knowles Corp.(a)	24,404	457,331
Littelfuse Inc.	6,385	1,744,829
Methode Electronics Inc.	9,649	405,740
MicroVision Inc.(a)(b)	41,079	453,923
National Instruments Corp.	34,407	1,349,787
Novanta Inc.(a)(b)	9,221	1,424,644
OSI Systems Inc.(a)	4,327	410,200
PAR Technology Corp.(a)(b)	6,215	382,285
Plexus Corp.(a)	7,137	638,119
Rogers Corp.(a)	4,898	913,379
Sanmina Corp.(a)(b)	17,065	657,685
SYNNEX Corp.	10,808	1,125,113
TE Connectivity Ltd.	84,931	11,654,232

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble Inc.(a)	64,935	$5,340,904
TTM Technologies Inc.(a)(b)	25,826	324,633
Velodyne Lidar Inc.(a)(b)	25,319	149,888
Vishay Intertechnology Inc.	34,295	688,986
Vontier Corp.	43,970	1,477,392
Zebra Technologies Corp., Class A(a)	13,828	7,127,228

		88,741,193

Entertainment — 2.9%
Activision Blizzard Inc.	201,379	15,584,721
Electronic Arts Inc.	73,689	10,482,260
Netflix Inc.(a)	114,486	69,875,385
Skillz Inc.(a)(b)	65,464	642,857
Take-Two Interactive Software Inc.(a)	30,075	4,633,655
Zynga Inc., Class A(a)	263,324	1,982,830

		103,201,708

Interactive Media & Services — 15.9%
Alphabet Inc., Class A(a)	58,431	156,216,447
Alphabet Inc., Class C, NVS(a)	54,678	145,733,820
Bumble Inc., Class A(a)(b)	18,334	916,333
Cargurus Inc.(a)	22,387	703,176
Eventbrite Inc., Class A(a)	19,475	368,272
Facebook Inc., Class A(a)	616,617	209,273,644
fuboTV Inc.(a)(b)	36,683	878,925
IAC/InterActiveCorp.(a)	21,688	2,825,729
Match Group Inc.(a)	71,677	11,252,572
MediaAlpha Inc., Class A(a)	5,722	106,887
Pinterest Inc., Class A(a)	143,757	7,324,419
Snap Inc., Class A, NVS(a)	270,738	19,999,416
TripAdvisor Inc.(a)	25,214	853,494
Twitter Inc.(a)	206,625	12,478,084
Vimeo Inc.(a)(b)	40,269	1,182,701
Yelp Inc.(a)	18,240	679,258
Zillow Group Inc., Class A(a)	9,524	843,636
Zillow Group Inc., Class C, NVS(a)(b)	43,825	3,862,735
ZoomInfo Technologies Inc., Class A(a)	46,773	2,862,040

		578,361,588

Internet & Direct Marketing Retail — 9.3%
Amazon.com Inc.(a)	93,628	307,571,725
Chewy Inc., Class A(a)(b)	22,400	1,525,664
eBay Inc.	168,312	11,726,297
Etsy Inc.(a)	32,776	6,816,097
Groupon Inc.(a)(b)	5,971	136,199
Overstock.com Inc.(a)(b)	11,144	868,341
Porch Group Inc.(a)	19,511	344,954
Qurate Retail Inc., Series A	94,885	966,878
RealReal Inc. (The)(a)	20,865	275,001
Revolve Group Inc.(a)	9,303	574,646
Shutterstock Inc.	5,935	672,554
Stamps.com Inc.(a)	4,805	1,584,641
Stitch Fix Inc., Class A(a)	18,595	742,870
Wayfair Inc., Class A(a)(b)	20,025	5,116,588

		338,922,455

IT Services — 17.1%
Accenture PLC, Class A	164,031	52,476,798
Affirm Holdings Inc.(a)	24,075	2,868,055
Akamai Technologies Inc.(a)(b)	42,163	4,409,828
Alliance Data Systems Corp.	12,928	1,304,306
Automatic Data Processing Inc.	109,362	21,863,651
Broadridge Financial Solutions Inc.	29,971	4,994,367

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
CGI Inc.(a)(b)	56,708	$4,806,570
Cloudflare Inc., Class A(a)	68,214	7,684,307
Cognizant Technology Solutions Corp., Class A	136,097	10,099,758
Concentrix Corp.(a)	11,088	1,962,576
Conduent Inc.(a)	38,940	256,615
CSG Systems International Inc	8,633	416,111
DXC Technology Co.(a)	65,227	2,192,279
EPAM Systems Inc.(a)	14,672	8,370,083
Euronet Worldwide Inc.(a)	13,713	1,745,391
EVERTEC Inc.	15,229	696,270
ExlService Holdings Inc.(a)	8,530	1,050,214
Fastly Inc., Class A(a)(b)	27,475	1,111,089
Fidelity National Information Services Inc.	159,636	19,424,509
Fiserv Inc.(a)(b)	153,977	16,706,505
FleetCor Technologies Inc.(a)	21,390	5,588,565
Gartner Inc.(a)	21,660	6,582,041
Genpact Ltd.	44,489	2,113,672
Global Payments Inc.	76,063	11,986,008
GoDaddy Inc., Class A(a)	43,494	3,031,532
International Business Machines Corp.	231,812	32,205,641
Jack Henry & Associates Inc.	19,316	3,168,983
LiveRamp Holdings Inc.(a)	17,389	821,282
Mastercard Inc., Class A	225,341	78,346,559
Maximus Inc.	16,097	1,339,270
MongoDB Inc.(a)(b)	16,738	7,892,134
Okta Inc.(a)	32,373	7,683,408
Paychex Inc.	82,925	9,324,916
PayPal Holdings Inc.(a)	303,944	79,089,268
Perficient Inc.(a)(b)	8,602	995,251
Repay Holdings Corp.(a)(b)	19,463	448,233
Sabre Corp.(a)	83,724	991,292
Shift4 Payments Inc., Class A(a)(b)	12,230	948,070
Shopify Inc., Class A(a)(b)	29,198	39,586,064
Snowflake Inc., Class A(a)(b)	58,923	17,820,083
SolarWinds Corp.	9,348	156,392
Square Inc., Class A(a)	102,757	24,645,239
Switch Inc., Class A	32,708	830,456
TTEC Holdings Inc.	4,777	446,793
Twilio Inc., Class A(a)	43,225	13,790,936
Unisys Corp.(a)	17,432	438,240
VeriSign Inc.(a)	25,203	5,166,867
Verra Mobility Corp.(a)(b)	35,315	532,197
Visa Inc., Class A	436,540	97,239,285
Western Union Co. (The)	104,389	2,110,746
WEX Inc.(a)	11,636	2,049,565

		621,808,270

Semiconductors & Semiconductor Equipment — 16.0%
Advanced Micro Devices Inc.(a)	313,724	32,282,200
Allegro MicroSystems Inc.(a)	14,241	455,142
Ambarella Inc.(a)	9,432	1,468,940
Amkor Technology Inc.	25,298	631,185
Analog Devices Inc.	139,066	23,290,774
Applied Materials Inc.	236,392	30,430,742
Broadcom Inc.	106,122	51,461,742
Brooks Automation Inc.	19,354	1,980,882
Cirrus Logic Inc.(a)	14,756	1,215,157
CMC Materials Inc.	7,624	939,506
Cohu Inc.(a)	12,593	402,220
Diodes Inc.(a)	11,643	1,054,739
Enphase Energy Inc.(a)	34,859	5,227,804

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Entegris Inc.	34,960	$4,401,464
First Solar Inc.(a)	25,603	2,444,062
FormFactor Inc.(a)	20,286	757,276
Ichor Holdings Ltd.(a)	7,302	300,039
Intel Corp.	1,049,417	55,912,938
KLA Corp.	39,550	13,229,871
Kulicke & Soffa Industries Inc.	16,051	935,452
Lam Research Corp.	36,836	20,965,209
Lattice Semiconductor Corp.(a)	35,105	2,269,538
MACOM Technology Solutions Holdings Inc.(a)	12,215	792,387
Marvell Technology Inc.	212,200	12,797,782
MaxLinear Inc.(a)	17,792	876,256
Microchip Technology Inc.	70,899	10,882,288
Micron Technology Inc.	290,994	20,654,754
MKS Instruments Inc.	14,224	2,146,544
Monolithic Power Systems Inc.	11,146	5,402,243
NVIDIA Corp.	644,601	133,535,543
NXP Semiconductors NV	68,653	13,447,063
ON Semiconductor Corp.(a)	111,046	5,082,575
Onto Innovation Inc.(a)	12,802	924,945
Power Integrations Inc.	15,691	1,553,252
Qorvo Inc.(a)	28,779	4,811,561
QUALCOMM Inc.	291,778	37,633,526
Rambus Inc.(a)	28,198	625,996
Semtech Corp.(a)	16,581	1,292,821
Silicon Laboratories Inc.(a)	10,570	1,481,491
SiTime Corp.(a)	3,240	661,511
Skyworks Solutions Inc.	42,717	7,038,907
SolarEdge Technologies Inc.(a)	13,515	3,584,448
SunPower Corp.(a)	20,972	475,645
Synaptics Inc.(a)	9,052	1,626,916
Teradyne Inc.	42,718	4,663,524
Texas Instruments Inc.	238,805	45,900,709
Ultra Clean Holdings Inc.(a)	11,393	485,342
Universal Display Corp.	11,264	1,925,693
Xilinx Inc.	63,930	9,652,791

		582,013,395

Software — 24.4%
8x8 Inc.(a)(b)	28,753	672,533
ACI Worldwide Inc.(a)	30,608	940,584
Adobe Inc.(a)	123,230	70,945,976
Alarm.com Holdings Inc.(a)(b)	12,022	940,000
Altair Engineering Inc., Class A(a)(b)	12,209	841,688
Alteryx Inc., Class A(a)(b)	15,225	1,112,947
Anaplan Inc.(a)	37,603	2,289,647
ANSYS Inc.(a)	22,564	7,681,914
Appfolio Inc., Class A(a)	4,894	589,238
Appian Corp.(a)(b)	10,231	946,470
Asana Inc., Class A(a)	20,215	2,099,126
Aspen Technology Inc.(a)	17,485	2,147,158
Autodesk Inc.(a)	56,971	16,246,420
Avalara Inc.(a)	22,417	3,917,819
Avaya Holdings Corp.(a)	21,806	431,541
Bill.com Holdings Inc.(a)	22,858	6,101,943
Black Knight Inc.(a)	40,510	2,916,720
Blackbaud Inc.(a)	10,885	765,760
BlackBerry Ltd.(a)(b)	131,000	1,274,630
Blackline Inc.(a)(b)	13,763	1,624,860
Bottomline Technologies DE Inc.(a)	10,186	400,106
Box Inc., Class A(a)	38,521	911,792

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
BTRS Holdings Inc.(a)	16,736	$178,071
Cadence Design Systems Inc.(a)	71,669	10,853,553
CDK Global Inc.	31,185	1,326,922
Cerence Inc.(a)	9,758	937,841
Ceridian HCM Holding Inc.(a)	34,925	3,933,253
Citrix Systems Inc.	32,287	3,466,655
Cloudera Inc.(a)	58,587	935,634
CommVault Systems Inc.(a)	11,718	882,483
Cornerstone OnDemand Inc.(a)	15,039	861,133
Coupa Software Inc.(a)	19,089	4,183,927
Crowdstrike Holdings Inc., Class A(a)	51,592	12,680,282
Datadog Inc., Class A(a)	62,077	8,774,584
Descartes Systems Group Inc. (The)(a)(b)	22,147	1,799,665
Digital Turbine Inc.(a)	22,644	1,556,775
DocuSign Inc.(a)	50,450	12,987,343
Dolby Laboratories Inc., Class A	16,832	1,481,216
Domo Inc., Class B(a)	7,390	624,012
Dropbox Inc., Class A(a)	74,381	2,173,413
Duck Creek Technologies Inc.(a)(b)	19,440	860,026
Dynatrace Inc.(a)	50,793	3,604,779
E2open Parent Holdings Inc.(a)	44,968	508,138
Elastic NV(a)	18,481	2,753,484
Envestnet Inc.(a)	13,215	1,060,372
Everbridge Inc.(a)	9,795	1,479,437
Fair Isaac Corp.(a)	7,351	2,925,183
Five9 Inc.(a)	17,509	2,796,888
Fortinet Inc.(a)	35,101	10,250,896
Guidewire Software Inc.(a)	21,532	2,559,509
HubSpot Inc.(a)	11,563	7,817,629
InterDigital Inc.	7,835	531,370
Intuit Inc.	70,684	38,134,725
J2 Global Inc.(a)(b)	12,482	1,705,291
Jamf Holding Corp.(a)(b)	14,065	541,784
Lightspeed Commerce Inc.(a)(b)	32,382	3,122,596
LivePerson Inc.(a)(b)	16,900	996,255
Mandiant Inc.	61,698	1,098,224
Manhattan Associates Inc.(a)	16,404	2,510,304
Marathon Digital Holdings Inc.(a)	25,760	813,501
McAfee Corp., Class A	18,962	419,250
Medallia Inc.(a)	30,315	1,026,769
Microsoft Corp.	1,097,441	309,390,567
MicroStrategy Inc., Class A(a)(b)	2,027	1,172,417
Mimecast Ltd.(a)	15,831	1,006,852
Momentive Global Inc.(a)	33,232	651,347
N-Able Inc.(a)(b)	17,588	218,267
NCR Corp.(a)	33,728	1,307,297
New Relic Inc.(a)	15,113	1,084,660
NortonLifeLock Inc.	150,480	3,807,144
Nuance Communications Inc.(a)	74,057	4,076,097
Nutanix Inc., Class A(a)	53,136	2,003,227
Open Text Corp.	70,313	3,427,056
Oracle Corp.	426,099	37,126,006
Pagerduty Inc.(a)(b)	19,276	798,412
Palantir Technologies Inc., Class A(a)	405,871	9,757,139
Palo Alto Networks Inc.(a)	25,218	12,079,422
Paycom Software Inc.(a)	12,447	6,170,600
Paylocity Holding Corp.(a)	10,180	2,854,472
Pegasystems Inc.	10,368	1,317,773
Ping Identity Holding Corp.(a)	12,754	313,366
Progress Software Corp.	10,995	540,844

Security	Shares	Value

Software (continued)
PROS Holdings Inc.(a)	10,248	$363,599
PTC Inc.(a)	27,451	3,288,355
Q2 Holdings Inc.(a)	14,620	1,171,647
QAD Inc., Class A	3,032	264,966
Qualtrics International Inc., Class A(a)	16,339	698,329
Qualys Inc.(a)	8,791	978,350
Rapid7 Inc.(a)(b)	14,339	1,620,594
RingCentral Inc., Class A(a)	20,997	4,566,847
Riot Blockchain Inc.(a)	21,881	562,342
SailPoint Technologies Holdings Inc.(a)(b)	23,834	1,022,002
salesforce.com Inc.(a)	251,304	68,158,671
ServiceNow Inc.(a)	51,239	31,884,492
Smartsheet Inc., Class A(a)	32,396	2,229,493
Splunk Inc.(a)	42,369	6,131,218
Sprout Social Inc., Class A(a)	11,672	1,423,400
SPS Commerce Inc.(a)	9,205	1,484,858
SS&C Technologies Holdings Inc	57,353	3,980,298
Synopsys Inc.(a)	39,507	11,828,791
Telos Corp.(a)	13,652	387,990
Tenable Holdings Inc.(a)	23,457	1,082,306
Teradata Corp.(a)	27,936	1,602,130
Trade Desk Inc. (The), Class A(a)(b)	112,140	7,883,442
Tyler Technologies Inc.(a)	10,593	4,858,479
Varonis Systems Inc.(a)	27,608	1,679,947
Verint Systems Inc.(a)(b)	17,142	767,790
VMware Inc., Class A(a)	20,813	3,094,893
Vonage Holdings Corp.(a)	65,215	1,051,266
Wolfspeed Inc.	29,776	2,403,816
Workday Inc., Class A(a)	48,940	12,229,617
Workiva Inc.(a)(b)	11,103	1,565,079
Xperi Holding Corp.	27,101	510,583
Yext Inc.(a)(b)	29,420	353,923
Zendesk Inc.(a)	30,859	3,591,679
Zoom Video Communications Inc., Class A(a)	55,975	14,637,462
Zscaler Inc.(a)	20,218	5,301,564
Zuora Inc., Class A(a)(b)	27,618	457,906

		887,173,133

Technology Hardware, Storage & Peripherals — 9.3%
3D Systems Corp.(a)	32,100	884,997
Apple Inc.	2,117,313	299,599,790
Corsair Gaming Inc.(a)(b)	8,501	220,431
Dell Technologies Inc., Class C(a)	71,878	7,478,187
Hewlett Packard Enterprise Co	336,824	4,799,742
HP Inc.	311,022	8,509,562
NetApp Inc.	57,994	5,205,541
Pure Storage Inc., Class A(a)	68,945	1,734,656
Seagate Technology Holdings PLC	54,220	4,474,234
Super Micro Computer Inc.(a)	11,151	407,792
Western Digital Corp.(a)	79,033	4,460,623
Xerox Holdings Corp.	35,587	717,790

		338,493,345

Total Common Stocks — 99.9% (Cost: $2,071,246,316)		3,628,898,114

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	64,891,637	64,924,083

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,159,000	$4,159,000

		69,083,083

Total Short-Term Investments — 1.9% (Cost: $69,049,168)		69,083,083

Total Investments in Securities — 101.8% (Cost: $2,140,295,484)		3,697,981,197

Other Assets, Less Liabilities — (1.8)%		(65,554,268)

Net Assets — 100.0%		$3,632,426,929

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,347,251	$21,572,254	(a)	$—	$7,001	$(2,423)	$64,924,083	64,891,637	$71,571	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,339,000	1,820,000	(a)	—	—	—	4,159,000	4,159,000	158		—

					$7,001	$(2,423)	$69,083,083		$71,729		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Communication Services Index	17	12/17/21	$1,782	$(56,172)
E-Mini Technoloy Select Sector Index	10	12/17/21	1,505	(84,823)

				$(140,995)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts	$140,995

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Expanded Tech Sector ETF

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$386,240

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(139,166)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,761,558

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,628,898,114	$—	$—	$3,628,898,114
Money Market Funds	69,083,083	—	—	69,083,083

	$3,697,981,197	$—	$—	$3,697,981,197

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(140,995)	$—	$—	$(140,995)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Application Software — 62.4%
8x8 Inc.(a)	243,159	$5,687,489
ACI Worldwide Inc.(a)	255,103	7,839,315
Adobe Inc.(a)	745,036	428,932,126
Alarm.com Holdings Inc.(a)	99,449	7,775,917
Altair Engineering Inc., Class A(a)(b)	101,069	6,967,697
Alteryx Inc., Class A(a)	128,850	9,418,935
Anaplan Inc.(a)	313,521	19,090,294
ANSYS Inc.(a)	189,007	64,347,433
Appfolio Inc., Class A(a)(b)	40,947	4,930,019
Asana Inc., Class A(a)	169,117	17,561,109
Aspen Technology Inc.(a)	147,263	18,083,896
Autodesk Inc.(a)	476,397	135,854,132
Avalara Inc.(a)	186,979	32,678,320
Avaya Holdings Corp.(a)	182,423	3,610,151
Bill.com Holdings Inc.(a)(b)	191,085	51,010,141
Blackbaud Inc.(a)	91,352	6,426,613
Blackline Inc.(a)	115,141	13,593,546
Bottomline Technologies DE Inc.(a)	85,672	3,365,196
Box Inc., Class A(a)	332,544	7,871,316
BTRS Holdings Inc.(a)(b)	156,625	1,666,490
Cadence Design Systems Inc.(a)	599,208	90,744,060
CDK Global Inc.	263,787	11,224,137
Cerence Inc.(a)(b)	82,328	7,912,544
Ceridian HCM Holding Inc.(a)	292,171	32,904,298
Citrix Systems Inc.	269,115	28,894,878
Cloudera Inc.(a)	483,982	7,729,193
Cornerstone OnDemand Inc.(a)	125,804	7,203,537
Coupa Software Inc.(a)	159,271	34,909,018
Datadog Inc., Class A(a)	518,934	73,351,321
Descartes Systems Group Inc. (The)(a)(b)	183,308	14,895,608
Digital Turbine Inc.(a)(b)	189,430	13,023,313
DocuSign Inc.(a)	421,846	108,595,816
Domo Inc., Class B(a)	61,556	5,197,789
Dropbox Inc., Class A(a)	622,876	18,200,437
Duck Creek Technologies Inc.(a)(b)	162,630	7,194,751
Dynatrace Inc.(a)	424,918	30,156,430
E2open Parent Holdings Inc.(a)	376,192	4,250,970
Elastic NV(a)	154,607	23,034,897
Envestnet Inc.(a)	108,970	8,743,753
Everbridge Inc.(a)	83,146	12,558,372
Fair Isaac Corp.(a)	61,492	24,469,512
Five9 Inc.(a)	146,650	23,425,871
Guidewire Software Inc.(a)(b)	180,130	21,412,053
HubSpot Inc.(a)(b)	96,731	65,398,862
InterDigital Inc.	66,800	4,530,376
Intuit Inc.	591,696	319,225,909
J2 Global Inc.(a)(b)	104,559	14,284,851
Jamf Holding Corp.(a)(b)	117,668	4,532,571
Lightspeed Commerce Inc.(a)(b)	270,901	26,122,983
LivePerson Inc.(a)(b)	140,545	8,285,128
Mandiant Inc.	518,143	9,222,945
Manhattan Associates Inc.(a)(b)	137,339	21,016,987
Medallia Inc.(a)	254,181	8,609,110
MicroStrategy Inc., Class A(a)(b)	16,890	9,769,176
Mimecast Ltd.(a)(b)	132,436	8,422,930
Momentive Global Inc.(a)(b)	278,005	5,448,898
New Relic Inc.(a)	126,425	9,073,522
Nuance Communications Inc.(a)	617,499	33,987,145

Security	Shares	Value

Application Software (continued)
Nutanix Inc., Class A(a)	442,603	$16,686,133
Open Text Corp.	588,217	28,669,697
Pagerduty Inc.(a)(b)	161,255	6,679,182
Palantir Technologies Inc., Class A(a)	3,393,323	81,575,485
Paycom Software Inc.(a)	104,133	51,623,935
Paylocity Holding Corp.(a)	85,157	23,878,023
Pegasystems Inc.	88,231	11,214,160
PROS Holdings Inc.(a)	86,519	3,069,694
PTC Inc.(a)	228,846	27,413,462
Q2 Holdings Inc.(a)(b)	122,538	9,820,195
QAD Inc., Class A	25,251	2,206,685
Qualtrics International Inc., Class A(a)	136,687	5,842,002
RingCentral Inc., Class A(a)	176,349	38,355,908
Riot Blockchain Inc.(a)	178,739	4,593,592
salesforce.com Inc.(a)	1,890,679	512,789,958
Smartsheet Inc., Class A(a)(b)	271,017	18,651,390
Splunk Inc.(a)(b)	355,079	51,383,482
Sprout Social Inc., Class A(a)	97,785	11,924,881
SPS Commerce Inc.(a)	77,619	12,520,721
SS&C Technologies Holdings Inc.	481,060	33,385,564
Synopsys Inc.(a)	330,329	98,903,806
Trade Desk Inc. (The), Class A(a)(b)	940,394	66,109,698
Tyler Technologies Inc.(a)	88,473	40,578,141
Verint Systems Inc.(a)(b)	140,800	6,306,432
Vonage Holdings Corp.(a)(b)	545,573	8,794,637
Workday Inc., Class A(a)	409,203	102,255,738
Workiva Inc.(a)	93,065	13,118,442
Yext Inc.(a)	246,126	2,960,896
Zendesk Inc.(a)	259,991	30,260,352
Zoom Video Communications Inc., Class A(a)	468,072	122,400,828

		3,448,647,205

Interactive Home Entertainment — 5.0%
Activision Blizzard Inc.	1,683,895	130,316,634
Electronic Arts Inc.	616,015	87,628,134
Take-Two Interactive Software Inc.(a)	252,402	38,887,576
Zynga Inc., Class A(a)	2,223,352	16,741,841

		273,574,185

Interactive Media & Services — 3.0%
Snap Inc., Class A, NVS(a)(b)	2,267,990	167,536,421

Internet Services & Infrastructure — 1.2%
Cloudflare Inc., Class A(a)	570,236	64,237,085
SolarWinds Corp	95,848	1,603,537

		65,840,622

Systems Software — 28.4%
Appian Corp.(a)(b)	85,934	7,949,754
BlackBerry Ltd.(a)(b)	1,104,548	10,747,252
CommVault Systems Inc.(a)	99,368	7,483,404
Crowdstrike Holdings Inc., Class A(a)(b)	431,384	106,025,560
Dolby Laboratories Inc., Class A	141,655	12,465,640
Fortinet Inc.(a)	293,453	85,700,014
McAfee Corp., Class A	158,462	3,503,595
Microsoft Corp.	1,658,456	467,551,916
N-Able Inc.(a)	147,137	1,825,970
NortonLifeLock Inc.	1,259,168	31,856,950
Oracle Corp.	3,566,901	310,784,084
Palo Alto Networks Inc.(a)(b)	210,852	100,998,108
Ping Identity Holding Corp.(a)	106,691	2,621,398
Progress Software Corp.	94,782	4,662,327

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Systems Software (continued)
Qualys Inc.(a)(b)	72,553	$8,074,423
Rapid7 Inc.(a)	120,837	13,656,998
SailPoint Technologies Holdings Inc.(a)(b)	201,333	8,633,159
ServiceNow Inc.(a)	428,950	266,922,716
Telos Corp.(a)	114,203	3,245,649
Tenable Holdings Inc.(a)	196,652	9,073,523
Teradata Corp.(a)	236,333	13,553,698
Varonis Systems Inc.(a)(b)	231,884	14,110,141
VMware Inc., Class A(a)(b)	174,118	25,891,347
Xperi Holding Corp.	226,950	4,275,738
Zscaler Inc.(a)	169,145	44,353,202
Zuora Inc., Class A(a)	241,315	4,001,003

		1,569,967,569

Total Common Stocks — 100.0% (Cost: $5,634,619,521)		5,525,566,002

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	225,480,396	225,593,136

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,090,000	$2,090,000

		227,683,136

Total Short -Term Investments — 4.1% (Cost: $ 227,573,794)		227,683,136

Total Investments in Securities — 104.1% (Cost: $ 5,862,193,315)		5,753,249,138

Other Assets, Less Liabilities — (4.1)%		(227,384,684)

Net Assets — 100.0%		$5,525,864,454

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$224,544,053	$1,074,855	(a)	$—		$12,009	$(37,781)	$225,593,136	225,480,396	$355,552	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,920,000	—		(2,830,000	)(a)	—	—	2,090,000	2,090,000	222		—

						$12,009	$(37,781)	$227,683,136		$355,774		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$871,253

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$13,920

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,325,568

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Expanded Tech-Software Sector ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,525,566,002	$—	$—	$5,525,566,002
Money Market Funds	227,683,136	—	—	227,683,136

	$5,753,249,138	$—	$—	$5,753,249,138

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) September 30, 2021	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction Materials — 3.0%
Eagle Materials Inc.	9,863	$1,293,631
Martin Marietta Materials Inc.	14,689	5,018,938
Summit Materials Inc., Class A(a)	27,793	888,542
Vulcan Materials Co.	31,244	5,285,235

		12,486,346

Containers & Packaging — 9.4%
Amcor PLC	363,080	4,208,097
AptarGroup Inc.	15,533	1,853,863
Avery Dennison Corp.	19,518	4,044,325
Ball Corp.	76,914	6,919,953
Berry Global Group Inc.(a)	31,862	1,939,759
Crown Holdings Inc.	30,936	3,117,730
Graphic Packaging Holding Co.	66,523	1,266,598
Greif Inc., Class A, NVS	6,242	403,233
International Paper Co.	92,039	5,146,821
O-I Glass Inc.(a)	37,039	528,546
Packaging Corp. of America	22,370	3,074,533
Pactiv Evergreen Inc.	10,100	126,452
Sealed Air Corp.	35,299	1,934,032
Silgan Holdings Inc.	19,761	758,032
Sonoco Products Co.	23,154	1,379,515
Westrock Co.	62,877	3,133,161

		39,834,650

Energy Equipment & Services — 5.5%
Baker Hughes Co.	195,101	4,824,848
ChampionX Corp.(a)(b)	47,523	1,062,614
Halliburton Co.	209,705	4,533,822
Helmerich & Payne Inc.	25,409	696,461
Liberty Oilfield Services Inc., Class A(a)	24,609	298,507
NOV Inc.(a)	92,007	1,206,212
Schlumberger NV	329,319	9,761,015
TechnipFMC PLC(a)	99,768	751,253

		23,134,732

Metals & Mining — 14.5%
Agnico Eagle Mines Ltd.	57,518	2,982,308
Alamos Gold Inc., Class A(b)	92,535	666,252
Alcoa Corp.(a)	44,006	2,153,654
Arconic Corp.(a)	25,757	812,376
B2Gold Corp.	247,666	847,018
Barrick Gold Corp.	418,799	7,559,322
Coeur Mining Inc.(a)(b)	60,408	372,717
Compass Minerals International Inc.	8,016	516,230
Equinox Gold Corp.(a)(b)	64,449	425,363
First Majestic Silver Corp.(b)	51,472	581,634
Franco-Nevada Corp.	45,004	5,846,470
Freeport-McMoRan Inc.	345,716	11,246,142
Hecla Mining Co.	126,454	695,497
Kinross Gold Corp.	297,175	1,592,858
Kirkland Lake Gold Ltd.	62,579	2,602,661
MP Materials Corp.(a)	17,580	566,603
Newmont Corp.	188,187	10,218,554
NovaGold Resources Inc.(a)	56,916	391,582
Pan American Silver Corp.	49,524	1,152,423
Royal Gold Inc.	15,450	1,475,321
SSR Mining Inc.(b)	50,466	734,280
Teck Resources Ltd., Class B	109,955	2,738,979
Turquoise Hill Resources Ltd.(a)(b)	23,423	345,723
Wheaton Precious Metals Corp.(b)	106,035	3,984,795

Security	Shares	Value

Metals & Mining (continued)
Yamana Gold Inc.(b)	227,587	$901,245

		61,410,007

Oil, Gas & Consumable Fuels — 66.5%
Antero Midstream Corp.	76,457	796,682
Antero Resources Corp.(a)	67,261	1,265,179
APA Corp.	89,021	1,907,720
Cabot Oil & Gas Corp.	94,118	2,048,008
Cameco Corp.	93,667	2,035,384
Canadian Natural Resources Ltd.	279,363	10,207,924
Cenovus Energy Inc.(b)	299,301	3,010,968
Cheniere Energy Inc.(a)	55,542	5,424,787
Chevron Corp.	415,342	42,136,446
Cimarex Energy Co.	24,212	2,111,286
CNX Resources Corp.(a)	51,318	647,633
ConocoPhillips	293,114	19,864,336
Continental Resources Inc./OK	13,849	639,131
CVR Energy Inc.	6,926	115,387
Denbury Inc.(a)(b)	11,801	829,020
Devon Energy Corp.	148,268	5,264,997
Diamondback Energy Inc.	40,078	3,794,184
Enbridge Inc.	461,773	18,378,565
EOG Resources Inc.	137,494	11,036,643
EQT Corp.(a)	71,194	1,456,629
Equitrans Midstream Corp.	95,744	970,844
Exxon Mobil Corp.	734,540	43,205,643
Hess Corp.	64,903	5,069,573
HollyFrontier Corp.	35,204	1,166,309
Kinder Morgan Inc.	459,022	7,679,438
Marathon Oil Corp.	185,662	2,538,000
Marathon Petroleum Corp.	150,291	9,289,487
Matador Resources Co.	25,896	985,084
Murphy Oil Corp.	34,186	853,625
New Fortress Energy Inc.	9,820	272,505
Occidental Petroleum Corp.	208,892	6,179,025
ONEOK Inc.	104,949	6,085,993
Ovintiv Inc.	61,483	2,021,561
PDC Energy Inc.(b)	23,234	1,101,059
Pembina Pipeline Corp.	129,528	4,104,742
Phillips 66	103,143	7,223,104
Pioneer Natural Resources Co.	53,429	8,896,463
Range Resources Corp.(a)	61,175	1,384,390
Renewable Energy Group Inc.(a)(b)	11,830	593,866
Southwestern Energy Co.(a)	159,433	883,259
Suncor Energy Inc.	351,103	7,281,876
Targa Resources Corp.	53,846	2,649,762
TC Energy Corp.	230,594	11,089,266
Texas Pacific Land Corp.	1,460	1,765,666
Valero Energy Corp.	96,275	6,794,127
Williams Companies Inc. (The)	286,112	7,421,745
World Fuel Services Corp.	14,954	502,754

		280,980,075

Paper & Forest Products — 0.9%
Domtar Corp.(a)	11,818	644,554
Louisiana-Pacific Corp.	22,425	1,376,222
West Fraser Timber Co. Ltd.	23,245	1,957,926

		3,978,702

Total Common Stocks — 99.8% (Cost: $508,138,533)		421,824,512

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	9,270,553	$9,275,188
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	698,000	698,000

		9,973,188

Total Short-Term Investments — 2.3% (Cost: $9,971,883)		9,973,188

Total Investments in Securities — 102.1% (Cost: $518,110,416)		431,797,700

Other Assets, Less Liabilities — (2.1)%		(9,001,425)

Net Assets — 100.0%		$422,796,275

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,673,173	$5,603,598	(a)	$—	$(1,481)	$(102)	$9,275,188	9,270,553	$10,037	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	648,000	50,000	(a)	—	—	—	698,000	698,000	23		—

					$(1,481)	$(102)	$9,973,188		$10,060		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	12	12/17/21	$650	$45,863
Russell 2000 E-Mini Index	2	12/17/21	220	(4,521)

				$41,342

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® North American Natural Resources ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$45,863

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,521

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$27,812

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$81,507

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$844,937

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$421,824,512	$—	$—	$421,824,512
Money Market Funds	9,973,188	—	—	9,973,188

	$431,797,700	$—	$—	$431,797,700

Derivative financial instruments(a)
Assets
Futures Contracts	$45,863	$—	$—	$45,863
Liabilities
Futures Contracts	(4,521)	—	—	(4,521)

	$41,342	$—	$—	$41,342

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® North American Tech-Multimedia Networking ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Alternative Carriers — 2.6%
EchoStar Corp., Class A(a)(b)	111,533	$2,845,207

Communications Equipment — 97.3%
Arista Networks Inc.(a)	27,069	9,301,991
Calix Inc.(a)	110,993	5,486,384
Cambium Networks Corp.(a)	30,113	1,089,789
Ciena Corp.(a)	92,491	4,749,413
Cisco Systems Inc.	165,433	9,004,518
CommScope Holding Co. Inc.(a)	347,718	4,725,488
Extreme Networks Inc.(a)	342,625	3,374,856
F5 Networks Inc.(a)	47,706	9,482,999
Harmonic Inc.(a)(b)	275,346	2,409,278
Infinera Corp.(a)	564,163	4,693,836
Inseego Corp.(a)(b)	209,298	1,393,925
Juniper Networks Inc.	344,505	9,480,778
Lumentum Holdings Inc.(a)(b)	57,848	4,832,622
Motorola Solutions Inc.	39,731	9,230,306
NETGEAR Inc.(a)	82,610	2,636,085
NetScout Systems Inc.(a)	190,651	5,138,044
Plantronics Inc.(a)	114,465	2,942,895
Ribbon Communications Inc.(a)(b)	324,478	1,940,378
Ubiquiti Inc.	16,234	4,848,609
Viasat Inc.(a)(b)	104,358	5,746,995
Viavi Solutions Inc.(a)(b)	314,480	4,949,915

		107,459,104

Total Common Stocks — 99.9% (Cost: $106,497,082)		110,304,311

Security	Shares	Value

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	6,884,622	$6,888,065
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	110,000	110,000

		6,998,065

Total Short -Term Investments — 6.3% (Cost: $6,996,752)		6,998,065

Total Investments in Securities — 106.2% (Cost: $113,493,834)		117,302,376

Other Assets, Less Liabilities — (6.2)%		(6,881,727)

Net Assets — 100.0%		$110,420,649

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,333,755	$—		$(5,445,466	)(a)	$(131)	$(93)	$6,888,065	6,884,622	$7,749	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	10,000	(a)	—		—	—	110,000	110,000	4		—

						$(131)	$(93)	$6,998,065		$7,753		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® North American Tech-Multimedia Networking ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1	12/17/21	$110	$(2,260)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,260

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(4,208)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,260)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$36,680

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$110,304,311	$—	$—	$110,304,311
Money Market Funds	6,998,065	—	—	6,998,065

	$117,302,376	$—	$—	$117,302,376

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,260)	$—	$—	$(2,260)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Semiconductor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 19.6%
Applied Materials Inc.	2,233,121	$287,469,666
ASML Holding NV, NYS(a)(b)	332,327	247,620,171
Entegris Inc.	943,909	118,838,143
KLA Corp.	887,642	296,925,126
Lam Research Corp.	498,929	283,965,440
MKS Instruments Inc.	386,856	58,380,439
Teradyne Inc.	1,152,250	125,791,133

		1,418,990,118

Semiconductors — 80.2%
Advanced Micro Devices Inc.(b)(c)	2,725,451	280,448,908
Analog Devices Inc.	1,851,871	310,151,355
ASE Technology Holding Co. Ltd., ADR	4,942,138	38,795,783
Broadcom Inc.	1,213,818	588,616,763
Intel Corp.	11,163,968	594,816,215
Lattice Semiconductor Corp.(b)(c)	942,308	60,920,212
Marvell Technology Inc.	4,931,557	297,422,203
Microchip Technology Inc.	1,881,896	288,852,217
Micron Technology Inc.	4,094,462	290,624,913
Monolithic Power Systems Inc.	302,348	146,542,029
NVIDIA Corp.	2,696,107	558,525,526
NXP Semiconductors NV	1,402,694	274,745,674
ON Semiconductor Corp.(c)	2,977,006	136,257,565
Qorvo Inc.(c)	774,635	129,511,226
QUALCOMM Inc.	2,932,664	378,255,003
Skyworks Solutions Inc.	1,153,954	190,148,540
STMicroelectronics NV., NVS(b)	2,053,469	89,592,852
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,326,196	259,719,783
Texas Instruments Inc.	2,253,381	433,122,362
United Microelectronics Corp., ADR	5,600,289	64,011,303
Universal Display Corp.	302,251	51,672,831

Security	Shares	Value

Semiconductors (continued)
Wolfspeed Inc	805,029	$64,989,991
Xilinx Inc	1,729,759	261,176,311

		5,788,919,565

Total Common Stocks — 99.8% (Cost: $7,020,734,914)		7,207,909,683

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	50,565,475	50,590,757
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	11,990,000	11,990,000

		62,580,757

Total Short -Term Investments — 0.9% (Cost: $62,556,187)		62,580,757

Total Investments in Securities — 100.7% (Cost: $7,083,291,101)		7,270,490,440

Other Assets, Less Liabilities — (0.7)%		(47,967,586)

Net Assets — 100.0%		$7,222,522,854

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,454,684	$17,135,384	(a)	$—	$4,685	$(3,996)	$50,590,757	50,565,475	$116,770	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,855,000	2,135,000	(a)	—	—	—	11,990,000	11,990,000	369		—

					$4,685	$(3,996)	$62,580,757		$117,139		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Semiconductor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technoloy Select Sector Index	62	12/17/21	$9,328	$(388,817)
Russell 2000 E-Mini Index	37	12/17/21	4,071	(40,041)

				$(428,858)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$428,858

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,336,426

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(353,954)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,471,408

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Semiconductor ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,207,909,683	$—	$—	$7,207,909,683
Money Market Funds	62,580,757	—	—	62,580,757

	$7,270,490,440	$—	$—	$7,270,490,440

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(428,858)	$—	$—	$(428,858)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Statements of Assets and Liabilities (unaudited)

September 30, 2021

	iShares Biotechnology ETF	iShares Expanded Tech Sector ETF	iShares Expanded Tech-Software Sector ETF	iShares North American Natural Resources ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$10,507,162,265	$3,628,898,114	$5,525,566,002	$421,824,512
Affiliated(c)	884,009,382	69,083,083	227,683,136	9,973,188
Cash	74,443	3,156	714	67,092
Cash pledged:
Futures contracts	803,000	177,000	—	77,000
Receivables:
Investments sold	3,769,858	—	—	—
Securities lending income — Affiliated	155,549	14,357	70,695	1,301
Capital shares sold	—	106,236	97,700	—
Dividends	41	450,702	16,167	377,551

Total assets	11,395,974,538	3,698,732,648	5,753,434,414	432,320,644

LIABILITIES
Investments sold short at value(d)	9,183	—	—	—
Collateral on securities loaned, at value	866,032,099	64,935,721	225,649,462	9,245,139
Payables:
Investments purchased	10,870,168	106,236	—	127,086
Variation margin on futures contracts	164,128	11,708	34	12,994
Capital shares redeemed	172,227	—	64,646	—
Investment advisory fees	4,057,978	1,252,054	1,855,818	139,150

Total liabilities	881,305,783	66,305,719	227,569,960	9,524,369

NET ASSETS	$10,514,668,755	$3,632,426,929	$5,525,864,454	$422,796,275

NET ASSETS CONSIST OF:
Paid-in capital	$12,247,418,607	$1,936,097,822	$5,021,351,230	$1,002,429,320
Accumulated earnings (loss)	(1,732,749,852)	1,696,329,107	504,513,224	(579,633,045)

NET ASSETS	$10,514,668,755	$3,632,426,929	$5,525,864,454	$422,796,275

Shares outstanding	65,050,000	9,000,000	13,850,000	14,400,000

Net asset value	$161.64	$403.60	$398.98	$29.36

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$848,055,785	$63,560,175	$221,171,935	$9,028,726
(b) Investments, at cost — Unaffiliated	$11,460,073,418	$2,071,246,316	$5,634,619,521	$508,138,533
(c) Investments, at cost — Affiliated	$883,503,205	$69,049,168	$227,573,794	$9,971,883
(d) Proceeds received from investments sold short	$10,702	$—	$—	$—

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2021

	iShares North American Tech-Multimedia Networking ETF	iShares Semiconductor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$110,304,311	$7,207,909,683
Affiliated(c)	6,998,065	62,580,757
Cash	2,027	7,880
Cash pledged:
Futures contracts	7,000	807,000
Receivables:
Securities lending income — Affiliated	1,169	33,659
Capital shares sold	—	312,218
Dividends	33,588	4,143,240

Total assets	117,346,160	7,275,794,437

LIABILITIES
Collateral on securities loaned, at value	6,887,174	50,506,538
Payables:
Variation margin on futures contracts	1,059	94,228
Capital shares redeemed	—	222,181
Investment advisory fees	37,278	2,448,636

Total liabilities	6,925,511	53,271,583

NET ASSETS	$110,420,649	$7,222,522,854

NET ASSETS CONSIST OF:
Paid-in capital	$175,434,066	$6,205,555,107
Accumulated earnings (loss)	(65,013,417)	1,016,967,747

NET ASSETS	$110,420,649	$7,222,522,854

Shares outstanding	1,600,000	16,200,000

Net asset value	$69.01	$445.83

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$6,679,524	$49,085,871
(b) Investments, at cost — Unaffiliated	$106,497,082	$7,020,734,914
(c) Investments, at cost — Affiliated	$6,996,752	$62,556,187

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Operations (unaudited)

Six Months Ended September 30, 2021

	iShares Biotechnology ETF	iShares Expanded Tech Sector ETF	iShares Expanded Tech-Software Sector ETF	iShares North American Natural Resources ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$32,517,416	$9,784,074	$7,816,837	$7,873,299
Dividends — Affiliated	594	158	222	23
Securities lending income — Affiliated — net	1,351,160	71,571	355,552	10,037
Foreign taxes withheld	(610,163)	(15,953)	(38,040)	(277,375)

Total investment income	33,259,007	9,839,850	8,134,571	7,605,984

EXPENSES
Investment advisory fees	23,639,839	7,197,984	10,638,928	901,960

Total expenses	23,639,839	7,197,984	10,638,928	901,960

Net investment income (loss)	9,619,168	2,641,866	(2,504,357)	6,704,024

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(438,106,385)	4,725,029	(7,786,967)	(14,729,372)
Investments — Affiliated	76,897	7,001	12,009	(1,481)
In-kind redemptions — Unaffiliated	1,161,825,102	159,287,359	736,732,034	9,095,847
Futures contracts	35,215	386,240	871,253	27,812
Foreign currency transactions	—	—	—	(797)

Net realized gain (loss)	723,830,829	164,405,629	729,828,329	(5,607,991)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	20,775,725	211,833,386	19,105,284	28,482,785
Investments — Affiliated	(174,392)	(2,423)	(37,781)	(102)
Futures contracts	(153,756)	(139,166)	13,920	81,507
Foreign currency translations	—	—	—	1,336
Short sales — Unaffiliated	1,621	—	—	—

Net change in unrealized appreciation (depreciation)	20,449,198	211,691,797	19,081,423	28,565,526

Net realized and unrealized gain	744,280,027	376,097,426	748,909,752	22,957,535

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$753,899,195	$378,739,292	$746,405,395	$29,661,559

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2021

	iShares North American Tech-Multimedia Networking ETF	iShares Semiconductor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$366,122	$42,567,691
Dividends — Affiliated	4	369
Securities lending income — Affiliated — net	7,749	116,770
Foreign taxes withheld	—	(1,441,501)

Total investment income	373,875	41,243,329

EXPENSES
Investment advisory fees	213,920	14,010,246
Commitment fees	—	11,004

Total expenses	213,920	14,021,250

Net investment income	159,955	27,222,079

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	456,032	(33,365,830)
Investments — Affiliated	(131)	4,685
In-kind redemptions — Unaffiliated	1,706,697	948,046,322
Futures contracts	(4,208)	1,336,426

Net realized gain	2,158,390	916,021,603

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	46,255	(640,599,279)
Investments — Affiliated	(93)	(3,996)
Futures contracts	(2,260)	(353,954)

Net change in unrealized appreciation (depreciation)	43,902	(640,957,229)

Net realized and unrealized gain	2,202,292	275,064,374

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,362,247	$302,286,453

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets

	iShares Biotechnology ETF		iShares Expanded Tech Sector ETF
	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,619,168	$22,963,639	$2,641,866	$7,522,231
Net realized gain	723,830,829	1,573,276,301	164,405,629	155,422,525
Net change in unrealized appreciation (depreciation)	20,449,198	1,144,045,717	211,691,797	1,121,446,883

Net increase in net assets resulting from operations	753,899,195	2,740,285,657	378,739,292	1,284,391,639

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,709,360)	(26,026,125)	(2,856,194)	(8,184,628)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(78,103,450)	790,357,567	46,931,190	225,617,802

NET ASSETS
Total increase in net assets	666,086,385	3,504,617,099	422,814,288	1,501,824,813
Beginning of period	9,848,582,370	6,343,965,271	3,209,612,641	1,707,787,828

End of period	$10,514,668,755	$9,848,582,370	$3,632,426,929	$3,209,612,641

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Expanded Tech-Software Sector ETF		iShares North American Natural Resources ETF
	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(2,504,357)	$(4,994,506)	$6,704,024	$11,307,892
Net realized gain (loss)	729,828,329	1,924,332,673	(5,607,991)	(57,251,765)
Net change in unrealized appreciation (depreciation)	19,081,423	248,277,573	28,565,526	227,665,109

Net increase in net assets resulting from operations	746,405,395	2,167,615,740	29,661,559	181,721,236

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(1,076,738)	(6,538,045)	(12,822,042)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(270,593,401)	(147,637,588)	2,650,850	(66,573,691)

NET ASSETS
Total increase in net assets	475,811,994	2,018,901,414	25,774,364	102,325,503
Beginning of period	5,050,052,460	3,031,151,046	397,021,911	294,696,408

End of period	$5,525,864,454	$5,050,052,460	$422,796,275	$397,021,911

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets (continued)

	iShares North American Tech-Multimedia Networking ETF		iShares Semiconductor ETF
	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$159,955	$295,055	$27,222,079	$40,983,638
Net realized gain (loss)	2,158,390	(288,243)	916,021,603	1,417,069,739
Net change in unrealized appreciation (depreciation)	43,902	23,978,068	(640,957,229)	1,183,337,044

Net increase in net assets resulting from operations	2,362,247	23,984,880	302,286,453	2,641,390,421

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(169,483)	(307,049)	(26,118,897)	(40,572,378)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,473,145	33,741,764	627,387,166	1,576,185,144

NET ASSETS
Total increase in net assets	9,665,909	57,419,595	903,554,722	4,177,003,187
Beginning of period	100,754,740	43,335,145	6,318,968,132	2,141,964,945

End of period	$110,420,649	$100,754,740	$7,222,522,854	$6,318,968,132

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Biotechnology ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)

Net asset value, beginning of period	$150.36		$107.98	$111.78	$106.73	$97.75	$86.90

Net investment income(b)	0.15		0.34	0.26	0.16	0.15	0.21
Net realized and unrealized gain (loss)(c)	11.28		42.43	(3.80)	5.08	9.05	10.85

Net increase (decrease) from investment operations	11.43		42.77	(3.54)	5.24	9.20	11.06

Distributions(d)
From net investment income	(0.15)		(0.39)	(0.26)	(0.19)	(0.22)	(0.21)

Total distributions	(0.15)		(0.39)	(0.26)	(0.19)	(0.22)	(0.21)

Net asset value, end of period	$161.64		$150.36	$107.98	$111.78	$106.73	$97.75

Total Return(e)
Based on net asset value	7.60	%(f)	39.63%	(3.17)%	4.92%	9.41%	12.75%

Ratios to Average Net Assets
Total expenses	0.44	%(g)	0.45%	0.46%	0.47%	0.47%	0.47%

Net investment income	0.18	%(g)	0.24%	0.24%	0.15%	0.14%	0.22%

Supplemental Data
Net assets, end of period (000)	$10,514,669		$9,848,582	$6,343,965	$8,026,142	$9,040,121	$8,343,317

Portfolio turnover rate(h)	31	%(f)	34%	29%	18%	26%	18%

(a)	Per share amounts reflect a three-for-one stock split effective after the close of trading on November 30, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Expanded Tech Sector ETF

	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$360.63		$212.15	$206.22	$179.48	$138.39	$110.64

Net investment income(a)	0.30		0.86	1.26	1.09	0.88	1.00
Net realized and unrealized gain(b)	42.99		148.55	6.00	26.69	41.18	27.77

Net increase from investment operations	43.29		149.41	7.26	27.78	42.06	28.77

Distributions(c)
From net investment income	(0.32)		(0.93)	(1.33)	(1.04)	(0.97)	(1.02)

Total distributions	(0.32)		(0.93)	(1.33)	(1.04)	(0.97)	(1.02)

Net asset value, end of period	$403.60		$360.63	$212.15	$206.22	$179.48	$138.39

Total Return(d)
Based on net asset value	12.00	%(e)	70.51%	3.51%	15.52%	30.48%	26.13%

Ratios to Average Net Assets
Total expenses	0.41	%(f)	0.43%	0.46%	0.46%	0.47%	0.48%

Net investment income	0.15	%(f)	0.28%	0.56%	0.56%	0.55%	0.82%

Supplemental Data
Net assets, end of period (000)	$3,632,427		$3,209,613	$1,707,788	$1,587,932	$1,462,726	$1,120,933

Portfolio turnover rate(g)	3	%(e)	9%	10%	8%	6%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Expanded Tech-Software Sector ETF
	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20		Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$341.22		$209.77	$210.77		$169.69	$126.45	$100.66

Net investment income (loss)(a)	(0.18)		(0.31)	1.28	(b)	0.24	0.12	0.22
Net realized and unrealized gain (loss)(c)	57.94		131.83	(1.06)		41.10	43.23	25.75

Net increase from investment operations	57.76		131.52	0.22		41.34	43.35	25.97

Distributions(d)
From net investment income	—		(0.07)	(1.22)		(0.26)	(0.11)	(0.18)

Total distributions	—		(0.07)	(1.22)		(0.26)	(0.11)	(0.18)

Net asset value, end of period	$398.98		$341.22	$209.77		$210.77	$169.69	$126.45

Total Return(e)
Based on net asset value	16.93	%(f)	62.70%	0.13%		24.39%	34.30%	25.82%

Ratios to Average Net Assets
Total expenses	0.41	%(g)	0.43%	0.46%		0.46%	0.47%	0.48%

Net investment income (loss)	(0.10	)%(g)	(0.10)%	0.57	%(b)	0.13%	0.08%	0.19%

Supplemental Data
Net assets, end of period (000)	$5,525,864		$5,050,052	$3,031,151		$2,729,463	$1,357,537	$815,631

Portfolio turnover rate(h)	7	%(f)	22%	18%		18%	12%	12%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $(0.07) per share and (0.03)% of average net assets.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF
	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$27.57		$16.65	$31.40	$33.08	$34.26	$29.72

Net investment income(a)	0.44		0.70	0.78	0.65	0.75	0.57
Net realized and unrealized gain (loss)(b)	1.79		11.04	(13.82)	(1.59)	(1.16)	4.55

Net increase (decrease) from investment operations	2.23		11.74	(13.04)	(0.94)	(0.41)	5.12

Distributions(c)
From net investment income	(0.44)		(0.82)	(1.71)	(0.74)	(0.77)	(0.58)

Total distributions	(0.44)		(0.82)	(1.71)	(0.74)	(0.77)	(0.58)

Net asset value, end of period	$29.36		$27.57	$16.65	$31.40	$33.08	$34.26

Total Return(d)
Based on net asset value	8.07	%(e)	71.57%	(43.54)%	(2.87)%	(1.19)%	17.26%

Ratios to Average Net Assets
Total expenses	0.41	%(f)	0.43%	0.46%	0.46%	0.47%	0.48%

Net investment income	3.02	%(f)	3.14%	2.72%	1.94%	2.25%	1.67%

Supplemental Data
Net assets, end of period (000)	$422,796		$397,022	$294,696	$761,370	$929,571	$1,034,595

Portfolio turnover rate(g)	8	%(e)	14%	16%	12%	7%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF
	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$67.17		$43.34	$56.49	$51.48	$45.54	$36.57

Net investment income(a)	0.11		0.29	0.26	0.23	0.30	0.26
Net realized and unrealized gain (loss)(b)	1.84		23.83	(13.10)	5.04	5.95	8.97

Net increase (decrease) from investment operations	1.95		24.12	(12.84)	5.27	6.25	9.23

Distributions(c)
From net investment income	(0.11)		(0.29)	(0.31)	(0.26)	(0.31)	(0.26)

Total distributions	(0.11)		(0.29)	(0.31)	(0.26)	(0.31)	(0.26)

Net asset value, end of period	$69.01		$67.17	$43.34	$56.49	$51.48	$45.54

Total Return(d)
Based on net asset value	2.90	%(e)	55.89%	(22.80)%	10.27%	13.77%	25.31%

Ratios to Average Net Assets
Total expenses	0.41	%(f)	0.43%	0.46%	0.46%	0.47%	0.48%

Net investment income	0.30	%(f)	0.52%	0.47%	0.44%	0.63%	0.64%

Supplemental Data
Net assets, end of period (000)	$110,421		$100,755	$43,335	$132,758	$64,349	$77,417

Portfolio turnover rate(g)	14	%(e)	38%	33%	29%	23%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Semiconductor ETF
	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Year Ended 03/31/20	Year Ended 03/31/19	Year Ended 03/31/18	Year Ended 03/31/17

Net asset value, beginning of period	$424.09		$204.97	$189.61	$180.13	$136.85	$91.63

Net investment income(a)	1.75		3.35	3.13	2.66	1.51	1.36
Net realized and unrealized gain(b)	21.66		218.90	15.50	9.12	43.32	45.26

Net increase from investment operations	23.41		222.25	18.63	11.78	44.83	46.62

Distributions(c)
From net investment income	(1.67)		(3.13)	(3.27)	(2.30)	(1.55)	(1.40)

Total distributions	(1.67)		(3.13)	(3.27)	(2.30)	(1.55)	(1.40)

Net asset value, end of period	$445.83		$424.09	$204.97	$189.61	$180.13	$136.85

Total Return(d)
Based on net asset value	5.51	%(e)	108.93%	9.80%	6.61%	32.91%	51.20%

Ratios to Average Net Assets
Total expenses	0.41	%(f)	0.43%	0.46%	0.46%	0.47%	0.48%

Net investment income	0.79	%(f)	1.02%	1.42%	1.50%	0.93%	1.22%

Supplemental Data
Net assets, end of period (000)	$7,222,523		$6,318,968	$2,141,965	$1,061,836	$1,630,190	$889,518

Portfolio turnover rate(g)	22	%(e)	23%	14%	26%	20%	38%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Biotechnology(a)	Non-diversified
Expanded Tech Sector	Non-diversified
Expanded Tech-Software Sector	Non-diversified
North American Natural Resources	Diversified
North American Tech-Multimedia Networking	Non-diversified
Semiconductor(b)	Non-diversified

(a)	Formerly the iShares Nasdaq Biotechnology ETF.
(b)	Formerly the iShares PHLX Semiconductor ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Short Positions: From time to time, in order to track the performance of its benchmark index, a fund may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. A fund may also experience temporary short positions due to the timing of portfolio securities trades and in-kind redemption transactions. Such short positions are valued consistent with how securities are valued as described under Investment Valuation and Fair Value Measurements. The obligation to deliver the securities is recorded as a liability in the Statements of Assets and Liabilities and is equal to the current fair value

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Statements of Operations. Upon receipt of the securities related to the corporate actions or purchase of the securities related to the short position, a realized gain (loss) is recorded. Dividends or interest on securities sold short, if any, are reflected as an expense in the Statements of Operations. Details of the short positions, if any, are included in the schedules of Investments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Biotechnology
Barclays Bank PLC	$35,242,132	$35,242,132		$—	$—
Barclays Capital, Inc.	9,840,590	9,840,590		—	—
BNP Paribas SA	66,664,584	66,664,584		—	—
BofA Securities, Inc.	66,308,728	66,308,728		—	—
Citadel Clearing LLC	2,487,728	2,487,728		—	—
Citigroup Global Markets, Inc.	75,997,813	75,997,813		—	—
Credit Suisse Securities (USA) LLC	18,657,865	18,657,865		—	—
Deutsche Bank Securities, Inc.	2,311,947	2,311,947		—	—
Goldman Sachs & Co. LLC	85,597,299	85,597,299		—	—
HSBC Bank PLC	10,410,026	10,410,026		—	—
ING Financial Markets LLC	31,691	31,691		—	—
J.P. Morgan Securities LLC	118,585,947	118,585,947		—	—
Jefferies LLC	3,336,180	3,336,180		—	—
Morgan Stanley	157,317,207	157,317,207		—	—
National Financial Services LLC	50,683,496	50,683,496		—	—
Nomura Securities International, Inc.	892,629	892,629		—	—
RBC Capital Markets LLC	149,176	149,176		—	—
Scotia Capital (USA), Inc.	6,886,347	6,886,347		—	—
SG Americas Securities LLC	4,174,791	4,174,791		—	—
State Street Bank & Trust Co.	24,844,812	24,747,389		—	(97,423	)(b)
Toronto Dominion Bank	10,863,167	10,863,167		—	—
UBS AG	27,779,563	27,779,563		—	—
UBS Securities LLC	47,481,805	47,481,805		—	—
Virtu Americas LLC	2,619,701	2,619,701		—	—
Wells Fargo Bank N.A	2,791,218	2,791,218		—	—
Wells Fargo Securities LLC	16,099,343	16,099,343		—	—

	$848,055,785	$847,958,362		$—	$(97,423)

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Expanded Tech Sector
Barclays Bank PLC	$777,765	$777,765		$—	$—
Barclays Capital, Inc.	909,975	909,975		—	—
BMO Capital Markets Corp.	78,735	78,735		—	—
BNP Paribas SA	12,239,556	12,239,556		—	—
BofA Securities, Inc.	1,846,332	1,846,332		—	—
Citigroup Global Markets, Inc.	21,900,726	21,900,726		—	—
Credit Suisse Securities (USA) LLC	755,876	755,876		—	—
Deutsche Bank Securities, Inc.	16,133	16,133		—	—
Goldman Sachs & Co. LLC	5,095,510	5,095,510		—	—
J.P. Morgan Securities LLC	7,748,758	7,748,758		—	—
Jefferies LLC	659,030	659,030		—	—
Morgan Stanley	4,866,777	4,866,777		—	—
National Financial Services LLC	187,967	187,967		—	—
Nomura Securities International, Inc.	12,426	12,426		—	—
Scotia Capital (USA), Inc.	774,956	774,956		—	—
State Street Bank & Trust Co.	1,046,662	1,046,662		—	—
Toronto Dominion Bank	7,146	7,146		—	—
UBS AG	1,264,116	1,264,116		—	—
UBS Securities LLC	698,623	698,623		—	—
Wells Fargo Bank N.A	2,673,106	2,673,106		—	—

	$63,560,175	$63,560,175		$—	$—

Expanded Tech-Software Sector
Barclays Bank PLC	$27,632,837	$27,632,837		$—	$—
Barclays Capital, Inc.	1,939,217	1,928,181		—	(11,036	)(b)
BNP Paribas SA	46,798,104	46,798,104		—	—
BofA Securities, Inc.	11,466,134	11,466,134		—	—
Citigroup Global Markets, Inc.	3,625,203	3,625,203		—	—
Credit Suisse Securities (USA) LLC	592,064	592,064		—	—
Goldman Sachs & Co. LLC	27,846,696	27,846,696		—	—
J.P. Morgan Securities LLC	72,009,899	72,009,899		—	—
Jefferies LLC	2,171,796	2,171,796		—	—
Morgan Stanley	6,181,280	6,181,280		—	—
National Financial Services LLC	293,645	291,480		—	(2,165	)(b)
SG Americas Securities LLC	2,454,915	2,454,915		—	—
State Street Bank & Trust Co.	2,119,892	2,119,892		—	—
UBS AG	3,602,028	3,602,028		—	—
UBS Securities LLC	186,138	186,138		—	—
Wells Fargo Bank N.A	11,821,762	11,821,762		—	—
Wells Fargo Securities LLC	430,325	430,325		—	—

	$221,171,935	$221,158,734		$—	$(13,201)

North American Natural Resources
Barclays Bank PLC	$48,590	$48,590		$—	$—
BNP Paribas SA	381,700	381,700		—	—
Citigroup Global Markets, Inc.	142,655	142,655		—	—
Credit Suisse Securities (USA) LLC	712,248	712,248		—	—
Deutsche Bank Securities, Inc.	87,324	87,324		—	—
Goldman Sachs & Co. LLC	395,080	395,080		—	—
HSBC Bank PLC	291	291		—	—
J.P. Morgan Securities LLC	1,079,070	1,079,070		—	—
Jefferies LLC	89,270	89,270		—	—
Morgan Stanley	2,411,140	2,411,140		—	—
SG Americas Securities LLC	376	376		—	—
State Street Bank & Trust Co.	614	614		—	—
UBS AG	29,040	29,040		—	—
UBS Securities LLC	3,651,328	3,651,328		—	—

	$9,028,726	$9,028,726		$—	$—

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

North American Tech-Multimedia Networking
BNP Paribas SA	$34,628	$34,628		$—	$—
BofA Securities, Inc.	430,842	430,842		—	—
Goldman Sachs & Co. LLC	2,367,947	2,367,947		—	—
J.P. Morgan Securities LLC	239,232	239,232		—	—
Morgan Stanley	2,665,310	2,665,310		—	—
National Financial Services LLC	106,750	106,750		—	—
Wells Fargo Securities LLC	834,815	834,815		—	—

	$6,679,524	$6,679,524		$—	$—

Semiconductor
Barclays Bank PLC	$1,171,800	$1,171,800		$—	$—
Barclays Capital, Inc.	864,222	864,222		—	—
J.P. Morgan Securities LLC	37,840,299	37,840,299		—	—
UBS AG	9,209,550	9,179,921		—	(29,629	)(b)

	$49,085,871	$49,056,242		$—	$(29,629)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of September 30, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the iShares Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.4800%
Over $121 billion, up to and including $181 billion	0.4560
Over $181 billion, up to and including $231 billion	0.4332
Over $231 billion, up to and including $281 billion	0.4116
Over $281 billion	0.3910

For its investment advisory services to each of the iShares Expanded Tech Sector, iShares Expanded Tech-Software Sector, iShares North American Natural Resources, iShares North American Tech-Multimedia Networking and iShares Semiconductor ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078

Prior to July 14, 2021, for its investment advisory services to each of the iShares Expanded Tech Sector, iShares Expanded Tech-Software Sector, iShares North American Natural Resources, iShares North American Tech-Multimedia Networking and iShares Semiconductor ETFs, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.480%
Over $10 billion, up to and including $20 billion	0.430
Over $20 billion, up to and including $30 billion	0.380
Over $30 billion	0.342

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Biotechnology	$572,863
Expanded Tech Sector	30,484
Expanded Tech-Software Sector	148,046
North American Natural Resources	4,285
North American Tech-Multimedia Networking	3,316
Semiconductor	48,192

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Biotechnology	$245,475,291	$312,024,605	$(38,952,473)
Expanded Tech Sector	15,530,586	10,089,023	439,676
Expanded Tech-Software Sector	51,182,246	57,744,303	(3,971,359)
North American Natural Resources	8,888,360	10,371,213	(5,786,467)
North American Tech-Multimedia Networking	5,169,027	7,005,077	354,889
Semiconductor	193,280,752	180,821,046	7,128,988

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Biotechnology	$3,276,411,164	$3,275,343,949
Expanded Tech Sector	110,725,992	113,611,793
Expanded Tech-Software Sector	382,351,415	383,877,569
North American Natural Resources	34,036,132	33,803,529
North American Tech-Multimedia Networking	14,538,649	14,568,577
Semiconductor	1,533,014,803	1,543,271,641

For the six months ended September 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Biotechnology	$6,957,957,820	$7,052,299,148
Expanded Tech Sector	304,794,684	256,654,023
Expanded Tech-Software Sector	6,147,363,181	6,414,843,273
North American Natural Resources	61,148,298	58,386,448
North American Tech-Multimedia Networking	14,354,932	6,884,429
Semiconductor	4,595,167,223	3,959,050,824

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Biotechnology	$1,428,052,267
Expanded Tech Sector	22,125,503
Expanded Tech-Software Sector	111,306,889
North American Natural Resources	477,090,865
North American Tech-Multimedia Networking	70,375,105
Semiconductor	83,206,150

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotechnology	$12,418,888,945	$829,025,957	$(1,856,947,081)	$(1,027,921,124)
Expanded Tech Sector	2,143,578,723	1,584,727,935	(30,466,456)	1,554,261,479
Expanded Tech-Software Sector	5,864,766,917	213,639,091	(325,156,870)	(111,517,779)
North American Natural Resources	528,980,432	32,797,773	(129,939,163)	(97,141,390)
North American Tech-Multimedia Networking	114,087,290	10,614,646	(7,401,820)	3,212,826
Semiconductor	7,088,357,242	418,912,553	(237,208,213)	181,704,340

9.	LINE OF CREDIT

The iShares Semiconductor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on October 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement. The Credit Agreement was terminated on August 12, 2021.

Effective August 13, 2021, the iShares Semiconductor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended September 30, 2021, the Fund did not borrow under the Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

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Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Year Ended 03/31/21
iShares ETF	Shares	Amount	Shares	Amount
Biotechnology
Shares sold	43,750,000	$6,993,597,068	92,850,000	$12,973,745,658
Shares redeemed	(44,200,000)	(7,071,700,518)	(86,100,000)	(12,183,388,091)

Net increase (decrease)	(450,000)	$(78,103,450)	6,750,000	$790,357,567

Expanded Tech Sector
Shares sold	750,000	$305,361,168	1,700,000	$492,883,102
Shares redeemed	(650,000)	(258,429,978)	(850,000)	(267,265,300)

Net increase	100,000	$46,931,190	850,000	$225,617,802

Expanded Tech-Software Sector
Shares sold	16,000,000	$6,162,158,767	35,650,000	$10,854,261,767
Shares redeemed	(16,950,000)	(6,432,752,168)	(35,300,000)	(11,001,899,355)

Net increase (decrease)	(950,000)	$(270,593,401)	350,000	$(147,637,588)

North American Natural Resources
Shares sold	2,050,000	$61,350,289	4,800,000	$110,829,085
Shares redeemed	(2,050,000)	(58,699,439)	(8,100,000)	(177,402,776)

Net increase (decrease)	—	$2,650,850	(3,300,000)	$(66,573,691)

North American Tech-Multimedia Networking
Shares sold	200,000	$14,368,458	900,000	$55,817,552
Shares redeemed	(100,000)	(6,895,313)	(400,000)	(22,075,788)

Net increase	100,000	$7,473,145	500,000	$33,741,764

Semiconductor
Shares sold	10,400,000	$4,603,735,344	21,350,000	$7,051,302,523
Shares redeemed	(9,100,000)	(3,976,348,178)	(16,900,000)	(5,475,117,379)

Net increase	1,300,000	$627,387,166	4,450,000	$1,576,185,144

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Biotechnology ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

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Board Review and Approval of Investment Advisory Contract (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares North American Natural Resources ETF, iShares Semiconductor ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members)

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	57

Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 15-16, 2021 meeting to revise the Advisory Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares North American Tech-Multimedia Networking ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were higher than the median of overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	59

Board Review and Approval of Investment Advisory Contract (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and the Board and BFA agreed during the June 15-16, 2021 meeting to revise the Advisory Agreement for the Fund to provide for one or more additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

S U P P L E M E N T A L I N F O R M A T I O N	61

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

NYS	New York Registered Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	63

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-313-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Factors US Growth Style ETF | STLG | Cboe BZX

•	iShares Factors US Value Style ETF | STLV | Cboe BZX

•	iShares US Small Cap Value Factor ETF | SVAL | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.18%	30.00%

U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68

International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73

Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2021	iShares® Factors US Growth Style ETF

Investment Objective

The iShares Factors US Growth Style ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with favorable exposure to target style factors subject to constraints, as represented by the Russell US Large Cap Factors Growth Style Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	11.66%	27.52%	24.91%	27.52%	46.44%
Fund Market	11.68	27.40	24.97	27.40	46.57
Index	11.78	27.75	25.14	27.75	46.82

The inception date of the Fund was 1/14/20. The first day of secondary market trading was 1/16/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,116.60	$1.33		$1,000.00	$1,023.80	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	44.8%
Consumer Discretionary	21.0
Health Care	10.8
Communication Services	6.9
Industrials	4.9
Financials	4.8
Materials	3.6
Consumer Staples	3.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	11.9%
Microsoft Corp.	11.1
Amazon.com Inc.	6.3
Facebook Inc., Class A	2.7
AbbVie Inc.	2.1
Louisiana-Pacific Corp.	2.1
Booz Allen Hamilton Holding Corp.	2.0
QUALCOMM Inc.	2.0
MSCI Inc.	1.8
NVIDIA Corp.	1.8

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® Factors US Value Style ETF

Investment Objective

The iShares Factors US Value Style ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with favorable exposure to target style factors subject to constraints, as represented by the Russell US Large Cap Factors Value Style Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.95%	38.24%	10.51%	38.24%	18.70%
Fund Market	4.87	38.23	10.60	38.23	18.86
Index	5.01	38.56	10.70	38.56	19.00

The inception date of the Fund was 1/14/20. The first day of secondary market trading was 1/16/20.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,049.50	$1.28		$1,000.00	$1,023.80	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	24.1%
Health Care	15.3
Information Technology	13.7
Consumer Staples	10.3
Industrials	9.3
Consumer Discretionary	9.2
Materials	4.6
Communication Services	4.3
Utilities	3.4
Energy	3.0
Real Estate	2.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Johnson & Johnson	2.8%
Merck & Co. Inc.	2.8
Jefferies Financial Group Inc.	2.2
Evercore Inc., Class A	2.1
Verizon Communications Inc.	1.9
Otis Worldwide Corp.	1.8
Louisiana-Pacific Corp.	1.7
Walmart Inc.	1.7
Procter & Gamble Co. (The)	1.7
Lazard Ltd., Class A	1.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2021	iShares® US Small Cap Value Factor ETF

Investment Objective

The iShares US Small Cap Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks with prominent value characteristics, as represented by the Russell 2000 Focused Value Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	(0.68)%	55.98%
Fund Market	(0.85)	56.08
Index	(0.55)	56.77

The inception date of the Fund was 10/27/20. The first day of secondary market trading was 10/29/20.

Certain sectors and markets performed exceptionally well based on market conditions since the Fund commenced operations. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$993.20	$1.00		$1,000.00	$1,024.10	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	43.8%
Industrials	20.2
Consumer Discretionary	11.0
Materials	7.4
Information Technology	5.4
Energy	3.8
Real Estate	3.8
Utilities	1.8
Health Care	1.3
Consumer Staples	1.1
Communication Services	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Customers Bancorp. Inc.	1.0%
Dime Community Bancshares Inc.	1.0
Triumph Bancorp. Inc.	0.8
Movado Group Inc.	0.8
Funko Inc., Class A	0.8
AdvanSix Inc.	0.8
Clean Energy Fuels Corp.	0.8
MYR Group Inc.	0.7
Abercrombie & Fitch Co., Class A	0.7
Meta Financial Group Inc.	0.7

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) September 30, 2021	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.6%
Expeditors International of Washington Inc.	319	$38,002
FedEx Corp.	85	18,640
United Parcel Service Inc., Class B	160	29,136

		85,778

Automobiles — 0.9%
Tesla Inc.(a)	66	51,182

Beverages — 0.1%
PepsiCo Inc.	20	3,008

Biotechnology — 3.8%
AbbVie Inc.	1,066	114,989
Acceleron Pharma Inc.(a)	34	5,851
Amgen Inc.	26	5,529
Moderna Inc.(a)	168	64,657
Vertex Pharmaceuticals Inc.(a)	64	11,609

		202,635

Building Products — 0.5%
Carrier Global Corp.	100	5,176
Trane Technologies PLC	57	9,841
Trex Co. Inc.(a)	118	12,028

		27,045

Capital Markets — 4.0%
Goldman Sachs Group Inc. (The)	141	53,302
MSCI Inc.	159	96,726
S&P Global Inc.	150	63,734

		213,762

Chemicals — 1.4%
Chemours Co. (The)	562	16,332
Scotts Miracle-Gro Co. (The)	409	59,861

		76,193

Communications Equipment — 0.5%
Arista Networks Inc.(a)	11	3,780
Ubiquiti Inc.	76	22,699

		26,479

Consumer Finance — 0.9%
Synchrony Financial	535	26,151
Upstart Holdings Inc.(a)	63	19,936

		46,087

Containers & Packaging — 0.1%
Sealed Air Corp.	101	5,534

Distributors — 0.4%
Pool Corp.	51	22,155

Electrical Equipment — 0.0%
Generac Holdings Inc.(a)	1	409

Electronic Equipment, Instruments & Components — 0.7%
Vontier Corp.	283	9,509
Zebra Technologies Corp., Class A(a)	56	28,863

		38,372

Entertainment — 1.1%
Playtika Holding Corp.(a)	1,750	48,353
Take-Two Interactive Software Inc.(a)	59	9,090

		57,443

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	197	88,522

Security	Shares	Value

Food Products — 0.3%
Hershey Co. (The)	96	$16,248

Health Care Equipment & Supplies — 0.9%
Align Technology Inc.(a)	18	11,978
IDEXX Laboratories Inc.(a)	61	37,936

		49,914

Health Care Providers & Services — 2.6%
Amedisys Inc.(a)	78	11,630
Chemed Corp.	60	27,907
DaVita Inc.(a)	279	32,437
HCA Healthcare Inc.	166	40,291
McKesson Corp.	80	15,950
Molina Healthcare Inc.(a)	48	13,023

		141,238

Health Care Technology — 0.3%
Veeva Systems Inc., Class A(a)	50	14,409

Hotels, Restaurants & Leisure — 1.5%
Domino’s Pizza Inc.	119	56,758
Yum! Brands Inc.	217	26,542

		83,300

Household Durables — 0.7%
Tempur Sealy International Inc.	296	13,737
TopBuild Corp.(a)	121	24,782

		38,519

Household Products — 0.1%
Clorox Co. (The)	36	5,962

Interactive Media & Services — 5.9%
Alphabet Inc., Class A(a)	35	93,573
Alphabet Inc., Class C, NVS(a)	28	74,629
Facebook Inc., Class A(a)	422	143,222
Match Group Inc.(a)	34	5,338

		316,762

Internet & Direct Marketing Retail — 7.8%
Amazon.com Inc.(a)	103	338,359
eBay Inc.	604	42,081
Wayfair Inc., Class A(a)(b)	162	41,392

		421,832

IT Services — 0.4%
Mastercard Inc., Class A	22	7,649
PayPal Holdings Inc.(a)	24	6,245
Visa Inc., Class A	30	6,683

		20,577

Life Sciences Tools & Services — 1.5%
Maravai LifeSciences Holdings Inc., Class A(a)	224	10,994
Mettler-Toledo International Inc.(a)	36	49,585
Sotera Health Co.(a)	829	21,678

		82,257

Machinery — 0.5%
AGCO Corp.	194	23,771
Graco Inc.	12	839

		24,610

Multiline Retail — 2.1%
Dollar General Corp.	88	18,668
Nordstrom Inc.(a)	352	9,310
Target Corp.	367	83,959

		111,937

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Factors US Growth Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 2.1%
Louisiana-Pacific Corp.	1,821	$111,755

Personal Products — 1.1%
Estee Lauder Companies Inc. (The), Class A	19	5,699
Herbalife Nutrition Ltd.(a)	1,251	53,017

		58,716

Pharmaceuticals — 1.7%
Eli Lilly & Co.	233	53,835
Royalty Pharma PLC, Class A	988	35,706
Zoetis Inc.	5	971

		90,512

Professional Services — 2.0%
Booz Allen Hamilton Holding Corp.	1,355	107,519

Road & Rail — 0.3%
Old Dominion Freight Line Inc.	64	18,303

Semiconductors & Semiconductor Equipment — 5.8%
Allegro MicroSystems Inc.(a)	402	12,848
Applied Materials Inc.	110	14,160
Broadcom Inc.	4	1,940
KLA Corp.	48	16,056
NVIDIA Corp.	464	96,122
QUALCOMM Inc.	828	106,795
Teradyne Inc.	269	29,367
Texas Instruments Inc.	184	35,367

		312,655

Software — 24.8%
Adobe Inc.(a)	114	65,632
Aspen Technology Inc.(a)	385	47,278
Atlassian Corp. PLC, Class A(a)	225	88,070
Cadence Design Systems Inc.(a)	410	62,090
Citrix Systems Inc.	284	30,493
Crowdstrike Holdings Inc., Class A(a)	308	75,700
Dropbox Inc., Class A(a)	440	12,857
Fair Isaac Corp.(a)	136	54,118
Fortinet Inc.(a)	248	72,426
HubSpot Inc.(a)	87	58,820
Intuit Inc.	60	32,371
Manhattan Associates Inc.(a)	361	55,244
McAfee Corp., Class A	753	16,649
Microsoft Corp.	2,132	601,053
NortonLifeLock Inc.	333	8,425
Oracle Corp.	186	16,206
ServiceNow Inc.(a)	16	9,956
Synopsys Inc.(a)	52	15,569
Teradata Corp.(a)	36	2,065
Zoom Video Communications Inc., Class A(a)	15	3,923

Security	Shares	Value

Software (continued)
Zscaler Inc.(a)	41	$10,751

		1,339,696

Specialty Retail — 5.2%
AutoZone Inc.(a)	8	13,584
Bath & Body Works Inc.	27	1,702
Best Buy Co. Inc.	251	26,533
Home Depot Inc. (The)	247	81,080
Leslie’s Inc.(a)	1,829	37,568
Lowe’s Companies Inc.	150	30,429
O’Reilly Automotive Inc.(a)	3	1,833
Victoria’s Secret & Co.(a)	796	43,987
Williams-Sonoma Inc.	262	46,460

		283,176

Technology Hardware, Storage & Peripherals — 12.5%
Apple Inc.	4,529	640,853
HP Inc.	988	27,032
NetApp Inc.	104	9,335

		677,220

Textiles, Apparel & Luxury Goods — 2.2%
Columbia Sportswear Co.	216	20,701
Deckers Outdoor Corp.(a)	192	69,158
Nike Inc., Class B	202	29,337

		119,196

Total Common Stocks — 99.9% (Cost: $5,444,457)		5,390,917

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	19,882	19,892

Total Short-Term Investments — 0.4% (Cost: $19,892)		19,892

Total Investments in Securities — 100.3% (Cost: $5,464,349)		5,410,809

Other Assets, Less Liabilities — (0.3)%		(13,724)

Net Assets — 100.0%		$5,397,085

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Factors US Growth Style ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$127,035	$—	$(107,144	)(a)	$1	$—	$19,892	19,882	$736	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,390,917	$—	$—	$5,390,917
Money Market Funds	19,892	—	—	19,892

	$5,410,809	$—	$—	$5,410,809

See notes to financial statements.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Lockheed Martin Corp.	25	$8,627
Northrop Grumman Corp.	84	30,253

		38,880

Air Freight & Logistics — 1.1%
Expeditors International of Washington Inc.	470	55,991
FedEx Corp.	91	19,955

		75,946

Banks — 1.4%
Popular Inc.	1,273	98,874
Regions Financial Corp.	129	2,749

		101,623

Biotechnology — 1.8%
Amgen Inc.	252	53,588
Biogen Inc.(a)	92	26,035
Gilead Sciences Inc.	688	48,057

		127,680

Building Products — 1.3%
Lennox International Inc.	213	62,658
Masco Corp.	555	30,830
Trane Technologies PLC	9	1,554

		95,042

Capital Markets — 10.4%
Ameriprise Financial Inc.	53	13,998
Evercore Inc., Class A	1,091	145,834
Franklin Resources Inc.	667	19,823
Goldman Sachs Group Inc. (The)	234	88,459
Jefferies Financial Group Inc.	4,144	153,867
Lazard Ltd., Class A	2,594	118,805
Morgan Stanley	141	13,721
MSCI Inc.	46	27,984
Northern Trust Corp.	43	4,636
Raymond James Financial Inc.	295	27,222
State Street Corp.	469	39,734
Stifel Financial Corp.	668	45,397
Virtu Financial Inc., Class A	1,697	41,458

		740,938

Commercial Services & Supplies — 0.6%
ADT Inc.	157	1,270
Republic Services Inc.	152	18,249
Waste Management Inc.	172	25,690

		45,209

Communications Equipment — 2.5%
Ciena Corp.(a)	30	1,541
Cisco Systems Inc.	1,243	67,656
Juniper Networks Inc.	153	4,211
Lumentum Holdings Inc.(a)	8	668
Motorola Solutions Inc.	258	59,939
Ubiquiti Inc.	151	45,099

		179,114

Consumer Finance — 3.5%
Ally Financial Inc.	1,996	101,896
Capital One Financial Corp.	252	40,816
OneMain Holdings Inc.	1,101	60,918
Synchrony Financial	917	44,823

		248,453

Security	Shares	Value

Containers & Packaging — 1.5%
Amcor PLC	4,862	$56,351
Avery Dennison Corp.	47	9,739
Graphic Packaging Holding Co.	289	5,502
Sealed Air Corp.	405	22,190
Silgan Holdings Inc.	414	15,881

		109,663

Diversified Consumer Services — 0.5%
H&R Block Inc.	1,409	35,225

Diversified Financial Services — 0.6%
Equitable Holdings Inc.	370	10,967
Voya Financial Inc.	517	31,738

		42,705

Diversified Telecommunication Services — 3.3%
AT&T Inc.	1,963	53,021
Lumen Technologies Inc.	3,859	47,813
Verizon Communications Inc.	2,499	134,971

		235,805

Electric Utilities — 2.1%
Duke Energy Corp.	129	12,589
Entergy Corp.	333	33,070
FirstEnergy Corp.	226	8,050
Hawaiian Electric Industries Inc.	1,299	53,038
IDACORP Inc.	62	6,410
NRG Energy Inc.	470	19,190
Pinnacle West Capital Corp.	198	14,328
Xcel Energy Inc.	6	375

		147,050

Electrical Equipment — 0.5%
nVent Electric PLC	1,197	38,699

Electronic Equipment, Instruments & Components — 0.7%
Avnet Inc.	505	18,670
Jabil Inc.	157	9,164
Vontier Corp.	578	19,421

		47,255

Entertainment — 0.3%
Activision Blizzard Inc.	10	774
Take-Two Interactive Software Inc.(a)	110	16,948

		17,722

Equity Real Estate Investment Trusts (REITs) — 2.8%
Brixmor Property Group Inc.	464	10,259
Equity Residential	116	9,387
Public Storage	5	1,485
SBA Communications Corp.	72	23,801
SL Green Realty Corp.	1,190	84,300
VEREIT Inc.	1,517	68,614

		197,846

Food & Staples Retailing — 4.5%
Albertsons Companies Inc., Class A	3,122	97,188
Costco Wholesale Corp.	48	21,569
Kroger Co. (The)	1,764	71,319
Walgreens Boots Alliance Inc.	142	6,681
Walmart Inc.	864	120,424

		317,181

Food Products — 1.0%
Campbell Soup Co.	384	16,055
Flowers Foods Inc.	1,852	43,763
Hershey Co. (The)	9	1,523

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
JM Smucker Co. (The)	102	$12,243

		73,584

Gas Utilities — 0.0%
National Fuel Gas Co.	48	2,521

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	56	6,615
Danaher Corp.	45	13,700
DENTSPLY SIRONA Inc.	180	10,449
Hologic Inc.(a)(b)	71	5,241
Medtronic PLC	40	5,014

		41,019

Health Care Providers & Services — 2.8%
Amedisys Inc.(a)	75	11,183
Cardinal Health Inc.	244	12,068
Chemed Corp.	18	8,372
CVS Health Corp.	659	55,923
DaVita Inc.(a)	309	35,924
Molina Healthcare Inc.(a)(b)	81	21,976
Signify Health Inc., Class A(a)	2,006	35,847
UnitedHealth Group Inc.	46	17,974
Universal Health Services Inc., Class B	3	415

		199,682

Hotels, Restaurants & Leisure — 1.9%
Domino’s Pizza Inc.	94	44,835
McDonald’s Corp.	102	24,593
Yum! Brands Inc.	549	67,148

		136,576

Household Durables — 0.3%
Newell Brands Inc.	826	18,288

Household Products — 2.4%
Clorox Co. (The)	15	2,484
Colgate-Palmolive Co.	101	7,634
Kimberly-Clark Corp.	332	43,970
Procter & Gamble Co. (The)	858	119,948

		174,036

Independent Power and Renewable Electricity Producers — 0.7%
Vistra Corp.	2,819	48,205

Insurance — 7.9%
Aflac Inc.	681	35,501
Allstate Corp. (The)	560	71,294
American Financial Group Inc./OH	368	46,306
Assurant Inc.	95	14,986
Assured Guaranty Ltd.	485	22,703
Athene Holding Ltd., Class A(a)	300	20,661
Brighthouse Financial Inc.(a)	858	38,807
CNA Financial Corp.	516	21,651
Everest Re Group Ltd.	53	13,291
Hanover Insurance Group Inc. (The)	153	19,832
Hartford Financial Services Group Inc. (The)	441	30,980
Loews Corp.	301	16,233
Mercury General Corp.	832	46,318
MetLife Inc.	496	30,618
Old Republic International Corp.	263	6,083
Primerica Inc.	90	13,827
Principal Financial Group Inc.	261	16,808
Unum Group	1,462	36,638

Security	Shares	Value

Insurance (continued)
White Mountains Insurance Group Ltd.(b)	58	$62,037

		564,574

Internet & Direct Marketing Retail — 1.1%
Qurate Retail Inc., Series A	4,019	40,954
Wayfair Inc., Class A(a)(b)	140	35,771

		76,725

IT Services — 1.8%
Akamai Technologies Inc.(a)	6	627
Concentrix Corp.(a)	68	12,036
International Business Machines Corp.	15	2,084
Paychex Inc.	153	17,205
VeriSign Inc.(a)	278	56,993
Western Union Co. (The)	1,818	36,760

		125,705

Leisure Products — 0.1%
Hasbro Inc.	102	9,100

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific Inc.	52	29,709

Machinery — 2.9%
AGCO Corp.	93	11,395
Allison Transmission Holdings Inc.	854	30,163
Dover Corp.	89	13,840
Illinois Tool Works Inc.	55	11,365
Otis Worldwide Corp.	1,573	129,426
Pentair PLC	106	7,699

		203,888

Media — 0.7%
Altice USA Inc., Class A(a)	285	5,905
Comcast Corp., Class A	576	32,216
News Corp., Class B	18	418
Omnicom Group Inc.	119	8,623
Sirius XM Holdings Inc.	120	732

		47,894

Metals & Mining — 1.3%
Alcoa Corp.(a)	624	30,539
Reliance Steel & Aluminum Co.	441	62,807
Steel Dynamics Inc.	8	468

		93,814

Multi-Utilities — 0.6%
Ameren Corp.	381	30,861
CMS Energy Corp.	14	836
Consolidated Edison Inc.	52	3,775
DTE Energy Co.	49	5,474
WEC Energy Group Inc.	17	1,499

		42,445

Multiline Retail — 1.1%
Kohl’s Corp.	15	706
Target Corp.	327	74,808

		75,514

Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	6,301	65,656
Cabot Oil & Gas Corp.	89	1,937
Devon Energy Corp.	1,002	35,581
DTE Midstream LLC(a)	2,353	108,803

		211,977

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 1.7%
Louisiana-Pacific Corp.	1,982	$121,635

Personal Products — 0.4%
Herbalife Nutrition Ltd.(a)	690	29,242

Pharmaceuticals — 9.6%
Bristol-Myers Squibb Co.	1,765	104,435
Eli Lilly & Co.	182	42,051
Johnson & Johnson	1,216	196,384
Merck & Co. Inc.	2,610	196,037
Organon & Co.	1,010	33,118
Pfizer Inc.	2,339	100,601
Royalty Pharma PLC, Class A	338	12,215

		684,841

Professional Services — 1.7%
Dun & Bradstreet Holdings Inc.(a)	1,988	33,418
FTI Consulting Inc.(a)	476	64,117
Leidos Holdings Inc.	4	385
ManpowerGroup Inc.	37	4,006
Robert Half International Inc.	221	22,173

		124,099

Road & Rail — 0.2%
Schneider National Inc., Class B	557	12,666

Semiconductors & Semiconductor Equipment — 2.0%
Cirrus Logic Inc.(a)	221	18,199
Intel Corp.	835	44,489
Qorvo Inc.(a)	161	26,918
Texas Instruments Inc.	281	54,011

		143,617

Software — 3.7%
Citrix Systems Inc.	639	68,610
Manhattan Associates Inc.(a)	204	31,218
McAfee Corp., Class A	1,919	42,429
N-Able Inc.(a)	7,198	89,327
Oracle Corp.	89	7,755
Teradata Corp.(a)	461	26,438

		265,777

Specialty Retail — 2.9%
AutoNation Inc.(a)	124	15,098
AutoZone Inc.(a)	9	15,282
Bath & Body Works Inc.	239	15,064
Best Buy Co. Inc.	371	39,219
Dick’s Sporting Goods Inc.	187	22,397
Foot Locker Inc.	26	1,187
Leslie’s Inc.(a)	692	14,214
Victoria’s Secret & Co.(a)	778	42,992
Williams-Sonoma Inc.	219	38,835

		204,288

Technology Hardware, Storage & Peripherals — 3.0%
Hewlett Packard Enterprise Co.	6,198	88,321

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
HP Inc.	1,505	$41,177
NetApp Inc.	287	25,761
Xerox Holdings Corp.	2,852	57,525

		212,784

Textiles, Apparel & Luxury Goods — 1.4%
Carter’s Inc.	25	2,431
Columbia Sportswear Co.	225	21,564
Deckers Outdoor Corp.(a)	159	57,272
Ralph Lauren Corp.	167	18,543

		99,810

Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp. Inc.	560	7,207
UWM Holdings Corp.	659	4,580

		11,787

Tobacco — 1.9%
Altria Group Inc.	680	30,954
Philip Morris International Inc.	1,074	101,804

		132,758

Trading Companies & Distributors — 0.4%
MSC Industrial Direct Co. Inc., Class A	66	5,293
WW Grainger Inc.	55	21,618

		26,911

Total Common Stocks — 99.6% (Cost: $6,801,784)		7,087,507

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	125,650	125,712
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,000	10,000

		135,712

Total Short-Term Investments — 1.9% (Cost: $135,712)		135,712

Total Investments in Securities — 101.5% (Cost: $6,937,496)		7,223,219

Other Assets, Less Liabilities — (1.5)%		(109,923)

Net Assets — 100.0%		$7,113,292

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® Factors US Value Style ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$178,136	$—		$(52,428	)(a)	$4	$—	$125,712	125,650	$765	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—		—	—	10,000	10,000	—		—

						$4	$—	$135,712		$765		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,087,507	$—	$—	$7,087,507
Money Market Funds	135,712	—	—	135,712

	$7,223,219	$—	$—	$7,223,219

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® US Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Ducommun Inc.(a)	9,719	$489,352

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.(a)(b)	5,254	429,147

Auto Components — 0.9%
Dana Inc.	26,154	581,665
Modine Manufacturing Co.(a)	46,390	525,599

		1,107,264

Banks — 30.3%
1st Source Corp.	10,428	492,619
Allegiance Bancshares Inc.	13,599	518,802
Atlantic Union Bankshares Corp.	14,968	551,571
Banc of California Inc.	31,439	581,307
BancFirst Corp.	6,939	417,173
BancorpSouth Bank	15,190	452,358
Bank of NT Butterfield & Son Ltd. (The)	14,592	518,162
BankUnited Inc.	13,964	583,974
Brookline Bancorp. Inc.	32,982	503,305
Bryn Mawr Bank Corp.	12,860	590,917
Cathay General Bancorp.	14,792	612,241
Central Pacific Financial Corp.	21,155	543,260
City Holding Co.	4,962	386,589
Columbia Banking System Inc.	12,867	488,817
Community Trust Bancorp. Inc.	11,628	489,539
ConnectOne Bancorp. Inc.	22,786	683,808
CrossFirst Bankshares Inc.(a)	37,748	490,724
Customers Bancorp. Inc.(a)	28,477	1,225,080
CVB Financial Corp.	18,715	381,225
Dime Community Bancshares Inc.	36,643	1,196,760
Enterprise Financial Services Corp.	11,729	531,089
First BanCorp./Puerto Rico	51,416	676,120
First Bancshares Inc. (The)	15,478	600,237
First Busey Corp.	20,134	495,900
First Financial Bancorp.	23,602	552,523
First Financial Corp./IN	10,194	428,658
First Foundation Inc.	24,544	645,507
First Merchants Corp.	13,810	577,810
Flushing Financial Corp.	30,469	688,599
Fulton Financial Corp.	34,284	523,859
German American Bancorp. Inc.	10,399	401,713
Great Southern Bancorp. Inc.	8,834	484,192
Hancock Whitney Corp.	16,992	800,663
Hanmi Financial Corp.	35,319	708,499
Heritage Commerce Corp.	48,060	558,938
Heritage Financial Corp./WA	16,794	428,247
Home BancShares Inc./AR	21,058	495,495
Hope Bancorp Inc.	37,856	546,641
Horizon Bancorp Inc./IN	31,698	575,953
Independent Bank Corp.	5,856	445,934
Independent Bank Corp./MI	25,445	546,559
Independent Bank Group Inc.	7,241	514,401
Investors Bancorp. Inc.	44,169	667,394
Lakeland Bancorp. Inc.	32,144	566,699
Midland States Bancorp. Inc.	25,396	628,043
NBT Bancorp. Inc.	11,523	416,211
Nicolet Bankshares Inc.(a)	5,846	433,656
OFG Bancorp.	23,161	584,120
Old National Bancorp./IN	22,227	376,748

Security	Shares	Value

Banks (continued)
Pacific Premier Bancorp. Inc.	14,511	$601,336
Peoples Bancorp. Inc./OH	16,756	529,657
Preferred Bank/Los Angeles CA	3,154	210,309
S&T Bancorp. Inc.	17,392	512,542
Sandy Spring Bancorp. Inc.	13,855	634,836
Seacoast Banking Corp. of Florida	16,000	540,960
Simmons First National Corp., Class A	17,689	522,887
South State Corp.	6,821	509,324
Texas Capital Bancshares Inc.(a)	9,367	562,207
Tompkins Financial Corp.	5,784	467,983
Towne Bank/Portsmouth VA	19,501	606,676
TriCo Bancshares	13,035	565,719
TriState Capital Holdings Inc.(a)	21,612	457,094
Triumph Bancorp. Inc.(a)	10,252	1,026,533
Trustmark Corp.	14,550	468,801
United Bankshares Inc./WV	15,189	552,576
United Community Banks Inc./GA	16,639	546,092
Valley National Bancorp.	47,131	627,314
Washington Trust Bancorp. Inc.	10,466	554,489

		38,105,974

Biotechnology — 0.4%
Vanda Pharmaceuticals Inc.(a)	33,110	567,505

Building Products — 1.4%
American Woodmark Corp.(a)	3,283	214,610
Apogee Enterprises Inc.	15,562	587,621
Insteel Industries Inc.	17,529	666,978
Quanex Building Products Corp.	15,870	339,777

		1,808,986

Capital Markets — 2.0%
BGC Partners Inc., Class A	134,348	699,953
Cowen Inc., Class A	19,652	674,260
Federated Hermes Inc.	14,925	485,062
Piper Sandler Cos.	4,393	608,255

		2,467,530

Chemicals — 2.2%
AdvanSix Inc.(a)	25,088	997,248
Avient Corp.	12,347	572,283
Ecovyst Inc.	26,722	311,579
HB Fuller Co.	7,028	453,728
Minerals Technologies Inc.	6,428	448,931

		2,783,769

Commercial Services & Supplies — 4.0%
ABM Industries Inc.	8,796	395,908
ACCO Brands Corp.	55,164	473,859
BrightView Holdings Inc.(a)	28,912	426,741
Herman Miller Inc.	19,317	727,478
HNI Corp.	10,727	393,896
Interface Inc.	52,227	791,239
KAR Auction Services Inc.(a)	23,848	390,869
Matthews International Corp., Class A	14,277	495,269
SP Plus Corp.(a)	17,981	551,477
Steelcase Inc., Class A	31,678	401,677

		5,048,413

Communications Equipment — 0.8%
Comtech Telecommunications Corp.	22,844	585,035
NetScout Systems Inc.(a)	15,124	407,592

		992,627

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® US Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 2.5%
Arcosa Inc.	6,213	$311,706
EMCOR Group Inc.	4,916	567,208
Great Lakes Dredge & Dock Corp.(a)(b)	33,773	509,635
MYR Group Inc.(a)	8,743	869,929
Primoris Services Corp.	15,562	381,113
Sterling Construction Co. Inc.(a)	23,176	525,400

		3,164,991

Construction Materials — 0.5%
Summit Materials Inc., Class A(a)	19,544	624,822

Consumer Finance — 0.8%
EZCORP Inc., Class A, NVS(a)	63,466	480,438
World Acceptance Corp.(a)	3,042	576,702

		1,057,140

Distributors — 0.8%
Funko Inc., Class A(a)	55,194	1,005,083

Diversified Consumer Services — 0.3%
Laureate Education Inc., Class A(a)	24,308	412,993

Electrical Equipment — 1.1%
Encore Wire Corp.	6,913	655,560
Powell Industries Inc.	11,150	273,955
Thermon Group Holdings Inc.(a)	28,470	492,816

		1,422,331

Electronic Equipment, Instruments & Components — 2.5%
Benchmark Electronics Inc.	15,843	423,167
Insight Enterprises Inc.(a)	5,766	519,401
Knowles Corp.(a)	21,593	404,653
Methode Electronics Inc.	11,325	476,216
Sanmina Corp.(a)	12,161	468,685
TTM Technologies Inc.(a)	29,391	369,445
Vishay Intertechnology Inc.	21,103	423,959

		3,085,526

Energy Equipment & Services — 1.3%
National Energy Services Reunited Corp.(a)	50,436	631,459
RPC Inc.(a)	120,922	587,681
Solaris Oilfield Infrastructure Inc., Class A	49,571	413,422

		1,632,562

Equity Real Estate Investment Trusts (REITs) — 3.5%
Acadia Realty Trust	30,392	620,301
Columbia Property Trust Inc.	29,317	557,609
Kite Realty Group Trust	27,696	563,891
Piedmont Office Realty Trust Inc., Class A	23,528	410,093
Sabra Health Care REIT Inc.	19,617	288,762
SITE Centers Corp.	44,508	687,203
Summit Hotel Properties Inc.(a)	61,733	594,489
Xenia Hotels & Resorts Inc.(a)	36,021	639,013

		4,361,361

Food & Staples Retailing — 0.8%
Andersons Inc. (The)	16,753	516,495
SpartanNash Co.	19,572	428,627

		945,122

Food Products — 0.4%
Fresh Del Monte Produce Inc.	14,036	452,240

Gas Utilities — 0.5%
Southwest Gas Holdings Inc.	5,457	364,964

Security	Shares	Value

Gas Utilities (continued)
Spire Inc.	5,147	$314,893

		679,857

Health Care Providers & Services — 0.4%
Select Medical Holdings Corp.	15,521	561,394

Household Durables — 2.7%
Century Communities Inc.	7,542	463,456
Ethan Allen Interiors Inc.	25,237	598,117
Hooker Furniture Corp.	10,444	281,884
KB Home	8,595	334,517
La-Z-Boy Inc.	8,546	275,438
M/I Homes Inc.(a)	6,953	401,883
Meritage Homes Corp.(a)	2,992	290,224
Taylor Morrison Home Corp.(a)	13,473	347,334
TRI Pointe Homes Inc.(a)	18,068	379,789

		3,372,642

Insurance — 4.3%
American Equity Investment Life Holding Co.	14,226	420,663
CNO Financial Group Inc.	20,234	476,308
Employers Holdings Inc.	9,371	370,061
Enstar Group Ltd.(a)	1,993	467,817
HCI Group Inc.	6,501	720,116
Heritage Insurance Holdings Inc.	30,614	208,481
Horace Mann Educators Corp.	8,448	336,146
ProAssurance Corp.	18,329	435,864
Selective Insurance Group Inc.	6,240	471,307
SiriusPoint Ltd.(a)	47,339	438,359
Stewart Information Services Corp.	6,997	442,630
United Fire Group Inc.	15,025	347,078
Universal Insurance Holdings Inc.	22,852	297,990

		5,432,820

Machinery — 3.3%
Altra Industrial Motion Corp.	8,872	491,065
Barnes Group Inc.	7,683	320,612
Columbus McKinnon Corp./NY	9,667	467,399
EnPro Industries Inc.	5,671	494,057
Greenbrier Companies Inc. (The)	11,837	508,873
Meritor Inc.(a)	12,821	273,215
Mueller Industries Inc.	11,976	492,214
REV Group Inc.	40,460	694,294
Wabash National Corp.	23,253	351,818

		4,093,547

Marine — 0.5%
Matson Inc.	8,008	646,326

Media — 0.4%
Scholastic Corp.	15,240	543,306

Metals & Mining — 3.6%
Allegheny Technologies Inc.(a)(b)	33,388	555,242
Carpenter Technology Corp.	15,940	521,876
Commercial Metals Co.	16,013	487,756
Haynes International Inc.	18,983	707,117
Kaiser Aluminum Corp.	6,035	657,573
Schnitzer Steel Industries Inc., Class A	16,744	733,555
Warrior Met Coal Inc.	20,141	468,681
Worthington Industries Inc.	6,846	360,784

		4,492,584

Mortgage Real Estate Investment — 0.3%
Broadmark Realty Capital Inc.	35,164	346,717

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® US Small Cap Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 1.2%
Avista Corp.	8,672	$339,249
Black Hills Corp.	6,147	385,786
NorthWestern Corp.	6,752	386,889
Unitil Corp.	8,513	364,186

		1,476,110

Oil, Gas & Consumable Fuels — 2.5%
Clean Energy Fuels Corp.(a)	121,662	991,545
CNX Resources Corp.(a)	33,817	426,770
DHT Holdings Inc.	64,342	420,153
Dorian LPG Ltd.	40,904	507,619
Nordic American Tankers Ltd.	96,544	247,153
World Fuel Services Corp.	15,098	507,595

		3,100,835

Paper & Forest Products — 1.0%
Clearwater Paper Corp.(a)	8,833	338,569
Domtar Corp.(a)	12,078	658,734
Glatfelter Corp.	19,642	276,952

		1,274,255

Pharmaceuticals — 0.4%
Prestige Consumer Healthcare Inc.(a)	8,826	495,227

Professional Services — 1.7%
Heidrick & Struggles International Inc.	16,290	727,022
Kelly Services Inc., Class A, NVS	20,034	378,242
Resources Connection Inc.	27,873	439,836
TrueBlue Inc.(a)	20,700	560,556

		2,105,656

Real Estate Management & Development — 0.2%
RE/MAX Holdings Inc., Class A	9,696	302,127

Road & Rail — 1.4%
ArcBest Corp.	10,278	840,432
Covenant Logistics Group Inc., Class A(a)	18,290	505,718
U.S. Xpress Enterprises Inc., Class A(a)	41,773	360,501

		1,706,651

Semiconductors & Semiconductor Equipment — 1.6%
Alpha & Omega Semiconductor Ltd.(a)	24,901	781,144
Amkor Technology Inc.	28,543	712,148
SMART Global Holdings Inc.(a)(b)	11,701	520,695

		2,013,987

Software — 0.4%
Xperi Holding Corp.	28,326	533,662

Specialty Retail — 4.2%
Abercrombie & Fitch Co., Class A(a)	23,081	868,538
Hibbett Inc.	8,181	578,724
MarineMax Inc.(a)(b)	12,397	601,502
ODP Corp. (The)(a)	16,523	663,564
Rent-A-Center Inc./TX	10,680	600,323
Sportsman’s Warehouse Holdings Inc.(a)	22,525	396,440
Tilly’s Inc., Class A	53,368	747,686
Urban Outfitters Inc.(a)	13,630	404,675
Zumiez Inc.(a)	11,502	457,319

		5,318,771

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.9%
Movado Group Inc.	32,208	$1,014,230
Superior Group of Companies Inc.	14,312	333,326
Unifi Inc.(a)	22,461	492,570
Vera Bradley Inc.(a)	53,125	499,906

		2,340,032

Thrifts & Mortgage Finance — 5.3%
HomeStreet Inc.	10,877	447,589
Kearny Financial Corp./MD	44,520	553,384
Meridian Bancorp. Inc.	31,019	643,954
Meta Financial Group Inc.	16,165	848,339
NMI Holdings Inc., Class A(a)	18,553	419,483
Northfield Bancorp. Inc.	35,003	600,651
Premier Financial Corp.	20,496	652,593
Provident Financial Services Inc.	25,534	599,283
Radian Group Inc.	21,978	499,340
TrustCo Bank Corp. NY	11,050	353,269
Washington Federal Inc.	15,477	531,016
WSFS Financial Corp.	11,259	577,699

		6,726,600

Trading Companies & Distributors — 3.2%
Beacon Roofing Supply Inc.(a)	10,296	491,737
Boise Cascade Co.	7,997	431,678
DXP Enterprises Inc./TX(a)	19,828	586,314
GMS Inc.(a)	13,499	591,256
Rush Enterprises Inc., Class A	9,558	431,640
Titan Machinery Inc.(a)	24,266	628,732
WESCO International Inc.(a)	7,260	837,223

		3,998,580

Total Common Stocks — 98.2% (Cost: $116,939,921)		123,526,424

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	1,348,863	1,349,538
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,460,000	2,460,000

		3,809,538

Total Short-Term Investments — 3.0% (Cost: $3,809,538)		3,809,538

Total Investments in Securities — 101.2% (Cost: $120,749,459)		127,335,962

Other Assets, Less Liabilities — (1.2)%		(1,491,698)

Net Assets — 100.0%		$125,844,264

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® US Small Cap Value Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$376,585	$973,147	(a)	$—		$(194)	$—	$1,349,538	1,348,863	$1,281	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,350,000	—		(8,890,000	)(a)	—	—	2,460,000	2,460,000	256		—

						$(194)	$—	$3,809,538		$1,537		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	1	12/17/21	$116	$(2,115)
Russell 2000 E-Mini Index	2	12/17/21	220	(4,500)

				$(6,615)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$699,041	$49,891	(c)	$740,108	0.6%
	Monthly	HSBC Bank PLC(d)	02/10/23	869,763	46,238	(e)	891,011	0.7
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	409,341	35,150	(g)	431,223	0.3

					$131,279		$2,062,342

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $8,824 of net dividends and financing fees.
(e)	Amount includes $24,990 of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $13,268 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® US Small Cap Value Factor ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of September 30, 2021 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Banc of California Inc.	276	$5,103	0.7%
Brookline Bancorp. Inc.	282	4,303	0.6
Columbia Banking System Inc.	518	19,679	2.7
CVB Financial Corp.	1,876	38,214	5.2
First BanCorp./Puerto Rico	9,740	128,081	17.3
Independent Bank Corp.	71	5,407	0.7
Old National Bancorp./IN	1,507	25,544	3.4
Pacific Premier Bancorp. Inc.	778	32,240	4.4
Preferred Bank/Los Angeles CA	3,609	240,648	32.5
S&T Bancorp. Inc.	91	2,682	0.4
Seacoast Banking Corp. of Florida	553	18,697	2.5
Simmons First National Corp.	1,460	43,158	5.8

		563,756

Insurance
Employers Holdings Inc.	394	15,559	2.1
Heritage Insurance Holdings Inc.	2,695	18,353	2.5
Horace Mann Educators Corp.	40	1,592	0.2
ProAssurance Corp.	2,082	49,510	6.7
Universal Insurance Holdings Inc.	2,051	26,745	3.6

		111,759

Multi-Utilities
Avista Corp.	285	11,149	1.5

Thrifts & Mortgage Finance
HomeStreet Inc.	818	33,661	4.5
Provident Financial Services Inc.	633	14,857	2.0
WSFS Financial Corp.	96	4,926	0.7

		53,444

Total Reference Entity — Long		740,108

Net Value of Reference Entity — Goldman Sachs Bank USA		$740,108

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of September 30, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Allegiance Bancshares Inc.	60	$2,289	0.3%
BancorpSouth Bank	1,021	30,405	3.4
BankUnited Inc.	606	25,343	2.8
Brookline Bancorp. Inc.	3,567	54,432	6.1
Central Pacific Financial Corp.	1,016	26,091	2.9
City Holding Co.	136	10,596	1.2
Customers Bancorp. Inc.(a)	25	1,076	0.1
First Financial Bancorp.	2,308	54,030	6.1
Hanmi Financial Corp.	1,728	34,664	3.9
Heritage Financial Corp./WA	529	13,490	1.5
Hope Bancorp Inc.	1,778	25,674	2.9

	Shares	Value	% of Basket Value
Independent Bank Corp.	168	$12,793	1.4
Investors Bancorp. Inc.	164	2,478	0.3
NBT Bancorp. Inc.	380	13,726	1.5
OFG Bancorp.	1,363	34,375	3.9
Old National Bancorp./IN	989	16,764	1.9
Pacific Premier Bancorp. Inc.	465	19,270	2.2
Preferred Bank/Los Angeles CA	1,901	126,759	14.2
S&T Bancorp. Inc.	563	16,592	1.9
Seacoast Banking Corp. of Florida	899	30,395	3.4
Simmons First National Corp.	986	29,146	3.3
Trustmark Corp.	360	11,599	1.3
United Community Banks Inc./GA	1,958	64,262	7.2

		656,249

Insurance
American Equity Investment Life Holding Co.	288	8,516	1.0
Heritage Insurance Holdings Inc.	3,291	22,412	2.5
Horace Mann Educators Corp.	1,730	68,837	7.7
Stewart Information Services Corp.	303	19,168	2.2

		118,933

Paper & Forest Products
Domtar Corp.(a)	47	2,563	0.3

Real Estate Management & Development
RE/MAX Holdings Inc.	957	29,820	3.3

Specialty Retail
MarineMax Inc.(a)	100	4,852	0.5

Thrifts & Mortgage Finance
HomeStreet Inc.	568	23,373	2.6
Meta Financial Group Inc.	444	23,301	2.6
TrustCo Bank Corp. NY	655	20,940	2.4
WSFS Financial Corp.	214	10,980	1.2

		78,594

Total Reference Entity — Long		891,011

Net Value of Reference Entity — HSBC Bank PLC		$891,011

(a)	Non-income producing security

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of September 30, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
BancorpSouth Bank	261	$7,773	1.8%
Brookline Bancorp. Inc.	96	1,465	0.3
Central Pacific Financial Corp.	1,354	34,771	8.1
City Holding Co.	443	34,514	8.0
CVB Financial Corp.	679	13,831	3.2
First Financial Bancorp.	682	15,966	3.7
Hanmi Financial Corp.	1,836	36,830	8.6
Hope Bancorp Inc.	2,453	35,421	8.2
OFG Bancorp.	1,097	27,666	6.4
Old National Bancorp./IN	694	11,763	2.7
Pacific Premier Bancorp. Inc.	97	4,020	0.9

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® US Small Cap Value Factor ETF

	Shares	Value	% of Basket Value
Preferred Bank/Los Angeles CA	1,275	$85,017	19.7
Seacoast Banking Corp. of Florida	254	8,588	2.0
United Community Banks Inc./GA	259	8,500	2.0

		326,125

Equity Real Estate Investment Trusts (REITs)
Xenia Hotels & Resorts Inc.(a)	338	5,996	1.4

Insurance
American Equity Investment Life Holding Co.	365	10,793	2.5
Employers Holdings Inc.	788	31,118	7.2
Horace Mann Educators Corp.	33	1,313	0.3

		43,224

Multi-Utilities
Avista Corp.	474	18,543	4.3

	Shares	Value	% of Basket Value

Paper & Forest Products
Domtar Corp.(a)	26	$1,418	0.3

Thrifts & Mortgage Finance
HomeStreet Inc.	130	5,350	1.3
TrustCo Bank Corp. NY	526	16,816	3.9
WSFS Financial Corp.	268	13,751	3.2

		35,917

Total Reference Entity — Long		431,223

Net Value of Reference Entity — JPMorgan Chase Bank NA		$431,223

(a)	Non-income producing security

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$131,279	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$131,279

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$6,615

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$8,447
Swaps	(138,638)

$(130,191)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(6,615)
Swaps	448,582

$441,967

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$187,911
Total return swaps:
Average notional value	$4,629,489

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® US Small Cap Value Factor ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Futures contracts	. $	—	$6,615
Swaps - OTC(a)		131,279	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities		131,279	6,615
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)		—	(6,615)

Total derivative assets and liabilities subject to an MNA		131,279	—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)
Goldman Sachs Bank USA	$49,891	$—		$—	$—	$49,891
HSBC Bank PLC	46,238	—		—	—	46,238
JPMorgan Chase Bank NA	35,150	—		—	—	35,150

	$131,279	$—		$—	$—	$131,279

(a)   The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

(b)   Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$123,526,424	$—	$—	$123,526,424
Money Market Funds	3,809,538	—	—	3,809,538

	$127,335,962	$—	$—	$127,335,962

Derivative financial instruments(a)
Assets
Swaps	$—	$131,279	$—	$131,279
Liabilities
Futures Contracts	(6,615)	—	—	(6,615)

	$(6,615)	$131,279	$—	$124,664

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Statements of Assets and Liabilities (unaudited)

September 30, 2021

	iShares Factors US Growth Style ETF	iShares Factors US Value Style ETF	iShares US Small Cap Value Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,390,917	$7,087,507	$123,526,424
Affiliated(c)	19,892	135,712	3,809,538
Cash	6,612	2,087	70
Cash pledged:
Futures contracts	—	—	22,000
Receivables:
Investments sold	—	—	845,051
Securities lending income — Affiliated	9	21	221
Capital shares sold	—	—	252,858
Dividends	762	15,288	106,553
Unrealized appreciation on:
OTC swaps	—	—	131,279

Total assets	5,418,192	7,240,615	128,693,994

LIABILITIES
Collateral on securities loaned, at value	19,910	125,780	1,349,732
Payables:
Investments purchased	—	—	1,475,893
Variation margin on futures contracts	—	—	3,947
Investment advisory fees	1,197	1,539	20,158

Total liabilities	21,107	127,319	2,849,730

NET ASSETS	$5,397,085	$7,113,296	$125,844,264

NET ASSETS CONSIST OF:
Paid-in capital	$3,850,364	$5,734,809	$116,882,696
Accumulated earnings	1,546,721	1,378,487	8,961,568

NET ASSETS	$5,397,085	$7,113,296	$125,844,264

Shares outstanding	150,000	250,000	4,200,000

Net asset value	$35.98	$28.45	$29.96

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$18,397	$119,526	$1,293,270
(b) Investments, at cost — Unaffiliated	$5,444,457	$6,801,784	$116,939,921
(c) Investments, at cost — Affiliated	$19,892	$135,712	$3,809,538

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended September 30, 2021

	iShares Factors US Growth Style ETF	iShares Factors US Value Style ETF	iShares US Small Cap Value Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$27,031	$106,873	$1,191,462
Dividends — Affiliated	—	—	256
Securities lending income — Affiliated — net	736	765	1,281
Foreign taxes withheld	—	(101)	(937)

Total investment income	27,767	107,537	1,192,062

EXPENSES
Investment advisory fees	6,822	9,176	183,282

Total expenses	6,822	9,176	183,282

Less:
Investment advisory fees waived	—	—	(62,983)

Total expenses after fees waived	6,822	9,176	120,299

Net investment income	20,945	98,361	1,071,763

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	98,274	311,407	(457,994)
Investments — Affiliated	1	4	(194)
In-kind redemptions — Unaffiliated	1,521,872	1,143,204	2,477,831
Futures contracts	—	—	8,447
Swaps	—	—	(138,638)

Net realized gain	1,620,147	1,454,615	1,889,452

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,055,390)	(1,215,933)	(4,515,167)
Futures contracts	—	—	(6,615)
Swaps	—	—	448,582

Net change in unrealized appreciation (depreciation)	(1,055,390)	(1,215,933)	(4,073,200)

Net realized and unrealized gain (loss)	564,757	238,682	(2,183,748)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$585,702	$337,043	$(1,111,985)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Changes in Net Assets

	iShares Factors US Growth Style ETF		iShares Factors US Value Style ETF
	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21	Six Months Ended 09/30/21 (unaudited)	Year Ended 03/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,945	$42,898	$98,361	$139,344
Net realized gain (loss)	1,620,147	338,458	1,454,615	(168,124)
Net change in unrealized appreciation (depreciation)	(1,055,390)	1,876,990	(1,215,933)	2,943,489

Net increase in net assets resulting from operations	585,702	2,258,346	337,043	2,914,709

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(23,394)	(43,655)	(91,828)	(158,652)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(17,022)	(1,416,764)	4,659	614,979

NET ASSETS
Total increase in net assets	545,286	797,927	249,874	3,371,036
Beginning of period	4,851,799	4,053,872	6,863,422	3,492,386

End of period	$5,397,085	$4,851,799	$7,113,296	$6,863,422

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares US Small Cap Value Factor ETF
	Six Months Ended 09/30/21 (unaudited)	Period From 10/27/20 to 03/31/21	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,071,763	$374,760
Net realized gain	1,889,452	5,494,147
Net change in unrealized appreciation (depreciation)	(4,073,200)	10,784,367

Net increase (decrease) in net assets resulting from operations	(1,111,985)	16,653,274

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,635,804)	(394,188)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,531,721	96,801,246

NET ASSETS
Total increase in net assets	12,783,932	113,060,332
Beginning of period	113,060,332	—

End of period	$125,844,264	$113,060,332

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Financial Highlights

(For a share outstanding throughout each period)

	iShares Factors US Growth Style ETF
	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Period From 01/14/20 to 03/31/20	(a)

Net asset value, beginning of period	$32.35		$20.27	$24.96

Net investment income(b)	0.14		0.25	0.06
Net realized and unrealized gain (loss)(c)	3.63		12.08	(4.69)

Net increase (decrease) from investment operations	3.77		12.33	(4.63)

Distributions(d)
From net investment income	(0.14)		(0.25)	(0.06)
Return of capital	—		—	(0.00	)(e)

Total distributions	(0.14)		(0.25)	(0.06)

Net asset value, end of period	$35.98		$32.35	$20.27

Total Return(f)
Based on net asset value	11.66	%(g)	61.00%	(18.54	)%(g)

Ratios to Average Net Assets
Total expenses	0.25	%(h)	0.25%	0.25	%(h)

Net investment income	0.77	%(h)	0.88%	1.20	%(h)

Supplemental Data
Net assets, end of period (000)	$5,397		$4,852	$4,054

Portfolio turnover rate(i)	43	%(g)	103%	13	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Factors US Value Style ETF
	Six Months Ended 09/30/21 (unaudited)		Year Ended 03/31/21	Period From 01/14/20 to 03/31/20	(a)

Net asset value, beginning of period	$27.45		$17.46	$25.09

Net investment income(b)	0.39		0.51	0.15
Net realized and unrealized gain (loss)(c)	0.98		10.06	(7.65)

Net increase (decrease) from investment operations	1.37		10.57	(7.50)

Distributions(d)
From net investment income	(0.37)		(0.58)	(0.13)

Total distributions	(0.37)		(0.58)	(0.13)

Net asset value, end of period	$28.45		$27.45	$17.46

Total Return(e)
Based on net asset value	4.95	%(f)	61.25%	(29.87	)%(f)

Ratios to Average Net Assets
Total expenses	0.25	%(g)	0.25%	0.25	%(g)

Net investment income	2.68	%(g)	2.29%	3.09	%(g)

Supplemental Data
Net assets, end of period (000)	$7,113		$6,863	$3,492

Portfolio turnover rate(h)	60	%(f)	148%	16	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares US Small Cap Value Factor ETF
	Six Months Ended 09/30/21 (unaudited	)	Period From 10/27/20 to 03/31/21	(a)

Net asset value, beginning of period	$30.56		$19.56

Net investment income(b)	0.27		0.20
Net realized and unrealized gain (loss)(c)	(0.47)		10.94

Net increase (decrease) from investment operations	(0.20)		11.14

Distributions(d)
From net investment income	(0.40)		(0.14)

Total distributions	(0.40)		(0.14)

Net asset value, end of period	$29.96		$30.56

Total Return(e)
Based on net asset value	(0.68	)%(f)	57.05	%(f)

Ratios to Average Net Assets
Total expenses	0.30	%(g)	0.30	%(g)

Total expenses after fees waived	0.20	%(g)	0.20	%(g)

Net investment income	1.75	%(g)	1.74	%(g)

Supplemental Data
Net assets, end of period (000)	$125,844		$113,060

Portfolio turnover rate(h)	10	%(f)	14	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Factors US Growth Style	Non-diversified
Factors US Value Style	Non-diversified
US Small Cap Value Factor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (unaudited) (continued)

using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Factors US Growth Style
J.P. Morgan Securities LLC	$18,397	$18,397		$—	$—

Factors US Value Style
Citigroup Global Markets, Inc.	$60,968	$60,968		$—	$—
J.P. Morgan Securities LLC	35,260	35,260		—	—
UBS AG	23,298	23,298		—	—

	$119,526	$119,526		$—	$—

US Small Cap Value Factor
BNP Paribas SA	$902,863	$902,863		$—	$—
Citigroup Global Markets, Inc.	328,538	328,538		—	—
Goldman Sachs & Co. LLC	61,869	61,869		—	—

	$1,293,270	$1,293,270		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Total return swaps are entered into by the iShares US Small Cap Value Factor ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (unaudited) (continued)

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Factors US Growth Style	0.25%
Factors US Value Style	0.25
US Small Cap Value Factor	0.30

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares US Small Cap Value Factor ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.20% through March 31, 2023.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended September 30, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
US Small Cap Value Factor	$62,983

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Factors US Growth Style	$239
Factors US Value Style	254
US Small Cap Value Factor	549

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Factors US Value Style	$472,880	$1,038,482	$78,616
US Small Cap Value Factor	83,191	1,046,039	151,096

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Factors US Growth Style	$2,296,242	$2,338,277
Factors US Value Style	4,300,971	4,288,359
US Small Cap Value Factor	22,663,314	12,189,690

For the six months ended September 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Factors US Growth Style	$5,454,252	$5,433,907
Factors US Value Style	4,344,829	4,356,226
US Small Cap Value Factor	22,662,482	9,899,416

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Factors US Growth Style	$11,990
Factors US Value Style	219,929
US Small Cap Value Factor	56,600

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Factors US Growth Style	$5,475,734	$139,861	$(204,786)	$(64,925)
Factors US Value Style	7,085,951	493,319	(356,051)	137,268
US Small Cap Value Factor	120,800,003	9,911,037	(3,250,414)	6,660,623

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Year Ended 03/31/21
iShares ETF	Shares	Amount	Shares	Amount
Factors US Growth Style
Shares sold	150,000	$5,491,548	—	$—
Shares redeemed	(150,000)	(5,508,570)	(50,000)	(1,416,764)

Net decrease	—	$(17,022)	(50,000)	$(1,416,764)

Factors US Value Style
Shares sold	150,000	$4,414,815	100,000	$1,668,542
Shares redeemed	(150,000)	(4,410,156)	(50,000)	(1,053,563)

Net increase	—	$4,659	50,000	$614,979

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/21		Period Ended 03/31/21
iShares ETF	Shares	Amount	Shares	Amount
US Small Cap Value Factor
Shares sold	900,000	$27,543,875	5,400,000	$138,471,143
Shares redeemed	(400,000)	(12,012,154)	(1,700,000)	(41,669,897)

Net increase	500,000	$15,531,721	3,700,000	$96,801,246

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Factors US Growth Style ETF, iShares US Small Cap Value Factor ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	37

Board Review and Approval of Investment Advisory Contract  (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Factors US Value Style ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	39

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Factors US Growth Style(a)	$0.143311	$—	$0.000525	$0.143836	100%	—%	0	%(b)	100%
Factors US Value Style(a)	0.359812	—	0.007498	0.367310	98	—	2		100
US Small Cap Value Factor(a)	0.395922	—	0.005598	0.401520	99	—	1		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	41

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	43

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-314-0921

SEPTEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares ESG Screened S&P 500 ETF | XVV | Cboe BZX

•	iShares ESG Screened S&P Mid-Cap ETF | XJH | Cboe BZX

•	iShares ESG Screened S&P Small-Cap ETF | XJR | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Trust

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of September 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.18%	30.00%

U.S. small cap equities (Russell 2000® Index)	(0.25)	47.68

International equities (MSCI Europe, Australasia, Far East Index)	4.70	25.73

Emerging market equities (MSCI Emerging Markets Index)	(3.45)	18.20

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.07

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.92	(6.22)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.88	(0.90)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	2.71

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.65	11.27

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of September 30, 2021	iShares® ESG Screened S&P 500 ETF

Investment Objective

The iShares ESG Screened S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities, as represented by the S&P 500 Sustainability Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	9.61%	29.72%	30.95%	29.72%	31.82%
Fund Market	9.58	29.77	31.30	29.77	32.18
Index	9.64	29.91	31.19	29.91	31.99
The inception date of the Fund was 9/22/20. The first day of secondary market trading was 9/24/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,096.10	$ 0.42		$ 1,000.00	$ 1,024.70	$ 0.41		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	30.2%
Consumer Discretionary	13.5
Health Care	13.2
Communication Services	12.2
Financials	11.9
Industrials	6.5
Consumer Staples	5.0
Real Estate	2.8
Materials	2.6
Utilities	1.3
Energy	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	6.7%
Microsoft Corp.	6.3
Amazon.com Inc.	4.3
Facebook Inc., Class A	2.4
Alphabet Inc., Class A	2.4
Alphabet Inc., Class C	2.3
Tesla Inc.	1.9
NVIDIA Corp.	1.5
Berkshire Hathaway Inc., Class B	1.5
JPMorgan Chase & Co.	1.5

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2021	iShares® ESG Screened S&P Mid-Cap ETF

Investment Objective

The iShares ESG Screened S&P Mid Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities, as represented by the S&P MidCap 400 Sustainability Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.06%	42.33%	43.53%	42.33%	44.81%
Fund Market	0.95	42.28	43.76	42.28	45.05
Index	1.14	42.70	43.99	42.70	45.16

The inception date of the Fund was 9/22/20. The first day of secondary market trading was 9/24/20.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,010.60	$ 0.60		$ 1,000.00	$ 1,024.50	$ 0.61		0.12%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	18.8%
Consumer Discretionary	15.9
Financials	15.7
Information Technology	14.8
Real Estate	10.5
Health Care	10.3
Materials	6.0
Consumer Staples	3.0
Utilities	2.0
Communication Services	1.8
Energy	1.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Signature Bank/New York NY	0.8%
Molina Healthcare Inc.	0.7
FactSet Research Systems Inc.	0.7
Camden Property Trust	0.7
Repligen Corp.	0.7
Cognex Corp.	0.7
SolarEdge Technologies Inc.	0.6
Masimo Corp.	0.6
Williams-Sonoma Inc.	0.6
Nordson Corp.	0.6

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2021	iShares® ESG Screened S&P Small-Cap ETF

Investment Objective

The iShares ESG Screened S&P Small Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities while applying screens for company involvement in controversies and controversial business activities, as represented by the S&P SmallCap 600 Sustainability Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.45%	54.12%	54.36%	54.12%	56.02%
Fund Market	0.35	53.80	54.28	53.80	55.94
Index	0.52	55.10	55.57	55.10	57.10

The inception date of the Fund was 9/22/20. The first day of secondary market trading was 9/24/20.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/21)	Ending Account Value (09/30/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,004.50	$ 0.60		$ 1,000.00	$ 1,024.50	$ 0.61		0.12%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	17.4%
Financials	16.7
Information Technology	14.6
Consumer Discretionary	14.3
Health Care	13.0
Real Estate	8.8
Materials	5.4
Consumer Staples	4.2
Energy	2.3
Communication Services	1.7
Utilities	1.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Chart Industries Inc.	0.7%
Omnicell Inc.	0.7
Stamps.com Inc.	0.6
Power Integrations Inc.	0.6
NeoGenomics Inc.	0.6
Exponent Inc.	0.6
SPS Commerce Inc.	0.6
Innovative Industrial Properties Inc.	0.6
AMN Healthcare Services Inc.	0.6
Macy’s Inc.	0.5

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) September 30, 2021	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Howmet Aerospace Inc.	1,712	$53,414
TransDigm Group Inc.(a)	242	151,146

		204,560

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	560	48,720
Expeditors International of Washington Inc.	737	87,799
FedEx Corp.	1,078	236,394
United Parcel Service Inc., Class B	3,199	582,538

		955,451

Airlines — 0.3%
Alaska Air Group Inc.(a)	544	31,878
American Airlines Group Inc.(a)	2,831	58,092
Delta Air Lines Inc.(a)	2,832	120,672
Southwest Airlines Co.(a)	2,593	133,358
United Airlines Holdings Inc.(a)	1,412	67,169

		411,169

Auto Components — 0.2%
Aptiv PLC(a)	1,175	175,040
BorgWarner Inc.	1,059	45,759

		220,799

Automobiles — 2.3%
Ford Motor Co.(a)	17,268	244,515
General Motors Co.(a)	6,396	337,133
Tesla Inc.(a)	3,561	2,761,484

		3,343,132

Banks — 4.2%
Bank of America Corp.	32,500	1,379,625
Citigroup Inc.	8,898	624,462
Citizens Financial Group Inc.	1,872	87,946
Comerica Inc.	600	48,300
Fifth Third Bancorp.	3,036	128,848
First Republic Bank/CA	782	150,832
Huntington Bancshares Inc./OH	6,498	100,459
JPMorgan Chase & Co.	13,106	2,145,321
KeyCorp	4,195	90,696
M&T Bank Corp.	550	82,137
People’s United Financial Inc.	1,891	33,036
PNC Financial Services Group Inc. (The)	1,870	365,847
Regions Financial Corp.	4,172	88,905
SVB Financial Group(a)	260	168,189
Truist Financial Corp.	5,875	344,569
U.S. Bancorp.	5,900	350,696
Zions Bancorp. NA	706	43,694

		6,233,562

Beverages — 1.5%
Brown-Forman Corp., Class B, NVS	800	53,608
Coca-Cola Co. (The)	17,066	895,453
Constellation Brands Inc., Class A	729	153,593
Molson Coors Beverage Co., Class B	824	38,217
Monster Beverage Corp.(a)	1,665	147,902
PepsiCo Inc.	6,062	911,786

		2,200,559

Biotechnology — 2.1%
AbbVie Inc.	7,753	836,316
Amgen Inc.	2,492	529,924
Biogen Inc.(a)	645	182,529
Gilead Sciences Inc.	5,506	384,594

Security	Shares	Value

Biotechnology (continued)
Incyte Corp.(a)	815	$56,056
Moderna Inc.(a)	1,532	589,605
Regeneron Pharmaceuticals Inc.(a)	455	275,357
Vertex Pharmaceuticals Inc.(a)	1,142	207,147

		3,061,528

Building Products — 0.5%
A O Smith Corp.	562	34,321
Allegion PLC	375	49,567
Carrier Global Corp.	3,822	197,827
Fortune Brands Home & Security Inc.	616	55,083
Johnson Controls International PLC	3,123	212,614
Masco Corp.	1,081	60,050
Trane Technologies PLC	1,053	181,800

		791,262

Capital Markets — 3.3%
Ameriprise Financial Inc.	512	135,230
Bank of New York Mellon Corp. (The)	3,487	180,766
BlackRock Inc.(b)	627	525,840
Cboe Global Markets Inc.	456	56,480
Charles Schwab Corp. (The)	6,597	480,526
CME Group Inc.	1,585	306,507
Franklin Resources Inc.	1,242	36,912
Goldman Sachs Group Inc. (The)	1,490	563,265
Intercontinental Exchange Inc.	2,476	284,294
Invesco Ltd.	1,506	36,310
MarketAxess Holdings Inc.	172	72,359
Moody’s Corp.	711	252,483
Morgan Stanley	6,408	623,563
MSCI Inc.	360	219,002
Nasdaq Inc.	520	100,370
Northern Trust Corp.	907	97,784
Raymond James Financial Inc.	801	73,916
S&P Global Inc.	1,061	450,808
State Street Corp.	1,604	135,891
T Rowe Price Group Inc.	989	194,536

		4,826,842

Chemicals — 1.7%
Air Products & Chemicals Inc.	973	249,195
Albemarle Corp.	519	113,645
Celanese Corp.	504	75,923
CF Industries Holdings Inc.	951	53,085
Corteva Inc.	3,226	135,750
Dow Inc.	3,274	188,451
Eastman Chemical Co.	601	60,545
Ecolab Inc.	1,082	225,727
FMC Corp.	549	50,266
International Flavors & Fragrances Inc.	1,083	144,819
Linde PLC	2,253	660,985
LyondellBasell Industries NV, Class A	1,161	108,960
Mosaic Co. (The)	1,530	54,652
PPG Industries Inc.	1,049	150,017
Sherwin-Williams Co. (The)	1,063	297,353

		2,569,373

Commercial Services & Supplies — 0.5%
Cintas Corp.	376	143,128
Copart Inc.(a)	951	131,923
Republic Services Inc.	909	109,134
Rollins Inc.	988	34,906

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	1,694	$253,016

		672,107

Communications Equipment — 0.9%
Arista Networks Inc.(a)	254	87,285
Cisco Systems Inc.	18,504	1,007,173
F5 Networks Inc.(a)	263	52,279
Juniper Networks Inc.	1,426	39,243
Motorola Solutions Inc.	731	169,826

		1,355,806

Construction & Engineering — 0.0%
Quanta Services Inc.	618	70,341

Construction Materials — 0.1%
Martin Marietta Materials Inc.	272	92,937
Vulcan Materials Co.	597	100,989

		193,926

Consumer Finance — 0.7%
American Express Co.	2,830	474,110
Capital One Financial Corp.	1,962	317,785
Discover Financial Services	1,324	162,653
Synchrony Financial	2,502	122,298

		1,076,846

Containers & Packaging — 0.4%
Amcor PLC	6,779	78,569
Avery Dennison Corp.	362	75,010
Ball Corp.	1,435	129,107
International Paper Co.	1,711	95,679
Packaging Corp. of America	430	59,099
Sealed Air Corp.	648	35,504
Westrock Co.	1,171	58,351

		531,319

Distributors — 0.1%
Genuine Parts Co.	624	75,647
LKQ Corp.(a)	1,179	59,327
Pool Corp.	177	76,891

		211,865

Diversified Financial Services — 1.5%
Berkshire Hathaway Inc., Class B(a)	8,125	2,217,639

Diversified Telecommunication Services — 1.3%
AT&T Inc.	31,339	846,466
Lumen Technologies Inc.	4,339	53,760
Verizon Communications Inc.	18,169	981,308

		1,881,534

Electric Utilities — 0.9%
Edison International	1,681	93,245
Entergy Corp.	887	88,088
Eversource Energy	1,513	123,703
Exelon Corp.	4,289	207,330
FirstEnergy Corp.	2,399	85,452
NextEra Energy Inc.	8,619	676,764

		1,274,582

Electrical Equipment — 0.6%
AMETEK Inc.	999	123,886
Eaton Corp. PLC	1,760	262,785
Emerson Electric Co.	2,644	249,065
Generac Holdings Inc.(a)	272	111,158
Rockwell Automation Inc.	518	152,313

		899,207

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	2,608	$190,984
CDW Corp./DE	611	111,214
Corning Inc.	3,370	122,971
IPG Photonics Corp.(a)	163	25,819
Keysight Technologies Inc.(a)	806	132,418
TE Connectivity Ltd.	1,432	196,499
Teledyne Technologies Inc.(a)	196	84,198
Trimble Inc.(a)	1,087	89,406
Zebra Technologies Corp., Class A(a)	245	126,278

		1,079,787

Energy Equipment & Services — 0.2%
Baker Hughes Co.	3,647	90,190
Halliburton Co.	3,918	84,707
Schlumberger NV	6,151	182,316

		357,213

Entertainment — 2.1%
Activision Blizzard Inc.	3,403	263,358
Electronic Arts Inc.	1,246	177,244
Live Nation Entertainment Inc.(a)	594	54,131
Netflix Inc.(a)	1,948	1,188,942
Take-Two Interactive Software Inc.(a)	521	80,271
Walt Disney Co. (The)(a)	7,988	1,351,330

		3,115,276

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities Inc.	613	117,126
American Tower Corp.	1,985	526,839
AvalonBay Communities Inc.	619	137,195
Boston Properties Inc.	623	67,502
Crown Castle International Corp.	1,887	327,055
Digital Realty Trust Inc.	1,243	179,551
Duke Realty Corp.	1,671	79,991
Equinix Inc.	382	301,830
Equity Residential	1,501	121,461
Essex Property Trust Inc.	277	88,568
Extra Space Storage Inc.	599	100,626
Federal Realty Investment Trust	295	34,807
Healthpeak Properties Inc.	2,388	79,950
Host Hotels & Resorts Inc.(a)	3,189	52,076
Iron Mountain Inc.	1,262	54,834
Kimco Realty Corp.	2,658	55,154
Mid-America Apartment Communities Inc.	519	96,923
Prologis Inc.	3,230	405,139
Public Storage	684	203,217
Realty Income Corp.	1,706	110,651
Regency Centers Corp.	686	46,188
SBA Communications Corp.	470	155,368
Simon Property Group Inc.	1,436	186,637
UDR Inc.	1,234	65,377
Ventas Inc.	1,671	92,256
Vornado Realty Trust	697	29,281
Welltower Inc.	1,854	152,770
Weyerhaeuser Co.	3,297	117,274

		3,985,646

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	1,946	874,435
Kroger Co. (The)	3,004	121,452
Sysco Corp.	2,240	175,840
Walgreens Boots Alliance Inc.	3,138	147,643

		1,319,370

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 0.9%
Archer-Daniels-Midland Co.	2,476	$148,585
Campbell Soup Co.	887	37,085
Conagra Brands Inc.	2,125	71,974
General Mills Inc.	2,662	159,241
Hershey Co. (The)	634	107,304
Hormel Foods Corp.	1,241	50,881
JM Smucker Co. (The)	463	55,574
Kellogg Co.	1,136	72,613
Kraft Heinz Co. (The)	2,954	108,766
Lamb Weston Holdings Inc.	634	38,909
McCormick & Co. Inc./MD, NVS	1,086	87,998
Mondelez International Inc., Class A	6,132	356,760
Tyson Foods Inc., Class A	1,273	100,491

		1,396,181

Gas Utilities — 0.0%
Atmos Energy Corp.	553	48,775

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	7,770	917,870
ABIOMED Inc.(a)	191	62,174
Align Technology Inc.(a)	334	222,254
Baxter International Inc.	2,204	177,268
Becton Dickinson and Co.	1,254	308,258
Boston Scientific Corp.(a)	6,245	270,971
Cooper Companies Inc. (The)	204	84,315
Danaher Corp.	2,779	846,039
DENTSPLY SIRONA Inc.	970	56,308
Dexcom Inc.(a)	432	236,244
Edwards Lifesciences Corp.(a)	2,748	311,101
Hologic Inc.(a)	1,127	83,184
IDEXX Laboratories Inc.(a)	368	228,859
Intuitive Surgical Inc.(a)	526	522,923
Medtronic PLC	5,891	738,437
ResMed Inc.	632	166,564
STERIS PLC	437	89,270
Stryker Corp.	1,485	391,624
Teleflex Inc.	197	74,180
West Pharmaceutical Services Inc.	336	142,645
Zimmer Biomet Holdings Inc.	905	132,456

		6,062,944

Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	647	77,284
Anthem Inc.	1,069	398,523
Cardinal Health Inc.	1,268	62,715
Centene Corp.(a)	2,574	160,386
Cigna Corp.	1,502	300,640
CVS Health Corp.	5,792	491,509
DaVita Inc.(a)	286	33,250
HCA Healthcare Inc.	1,079	261,895
Henry Schein Inc.(a)	621	47,296
Humana Inc.	554	215,589
Laboratory Corp. of America Holdings(a)	432	121,582
McKesson Corp.	691	137,772
Quest Diagnostics Inc.	537	78,032
UnitedHealth Group Inc.	4,154	1,623,134
Universal Health Services Inc., Class B	341	47,184

		4,056,791

Health Care Technology — 0.1%
Cerner Corp.	1,312	92,522

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.3%
Booking Holdings Inc.(a)	179	$424,923
Caesars Entertainment Inc.(a)	952	106,890
Carnival Corp.(a)	3,537	88,460
Chipotle Mexican Grill Inc.(a)	123	223,555
Darden Restaurants Inc.	555	84,066
Domino’s Pizza Inc.	167	79,652
Expedia Group Inc.(a)	634	103,913
Hilton Worldwide Holdings Inc.(a)	1,228	162,231
Las Vegas Sands Corp.(a)	1,513	55,376
Marriott International Inc./MD, Class A(a)	1,218	180,374
McDonald’s Corp.	3,283	791,564
MGM Resorts International	1,763	76,073
Norwegian Cruise Line Holdings Ltd.(a)(c)	1,620	43,270
Penn National Gaming Inc.(a)	697	50,505
Royal Caribbean Cruises Ltd.(a)	984	87,527
Starbucks Corp.	5,172	570,523
Wynn Resorts Ltd.(a)	459	38,900
Yum! Brands Inc.	1,312	160,471

		3,328,273

Household Durables — 0.4%
DR Horton Inc.	1,435	120,497
Garmin Ltd.	683	106,179
Leggett & Platt Inc.	604	27,083
Lennar Corp., Class A	1,219	114,196
Mohawk Industries Inc.(a)	253	44,882
Newell Brands Inc.	1,679	37,173
NVR Inc.(a)	15	71,911
PulteGroup Inc.	1,157	53,130
Whirlpool Corp.	272	55,450

		630,501

Household Products — 1.5%
Church & Dwight Co. Inc.	1,074	88,680
Clorox Co. (The)	537	88,933
Colgate-Palmolive Co.	3,714	280,704
Kimberly-Clark Corp.	1,491	197,468
Procter & Gamble Co. (The)	10,664	1,490,827

		2,146,612

Industrial Conglomerates — 0.5%
General Electric Co.	4,810	495,574
Roper Technologies Inc.	458	204,328

		699,902

Insurance — 2.1%
Aflac Inc.	2,730	142,315
Allstate Corp. (The)	1,312	167,031
American International Group Inc.	3,760	206,386
Aon PLC, Class A	987	282,055
Arthur J Gallagher & Co.	904	134,379
Assurant Inc.	260	41,015
Chubb Ltd.	1,934	335,510
Cincinnati Financial Corp.	642	73,329
Everest Re Group Ltd.	176	44,137
Globe Life Inc.	423	37,660
Hartford Financial Services Group Inc. (The)	1,523	106,991
Lincoln National Corp.	793	54,519
Loews Corp.	893	48,159
Marsh & McLennan Companies Inc.	2,224	336,780
MetLife Inc.	3,205	197,845
Principal Financial Group Inc.	1,089	70,132
Progressive Corp. (The)	2,579	233,116

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Prudential Financial Inc.	1,699	$178,735
Travelers Companies Inc. (The)	1,088	165,387
W R Berkley Corp.	627	45,884
Willis Towers Watson PLC.	557	129,480

		3,030,845

Interactive Media & Services — 7.2%
Alphabet Inc., Class A(a)	1,326	3,545,088
Alphabet Inc., Class C, NVS(a)	1,240	3,304,984
Facebook Inc., Class A(a)	10,477	3,555,789
Twitter Inc.(a)	3,494	211,003

		10,616,864

Internet & Direct Marketing Retail — 4.5%
Amazon.com Inc.(a)	1,913	6,284,281
eBay Inc.	2,849	198,490
Etsy Inc.(a)	547	113,754

		6,596,525

IT Services — 5.3%
Accenture PLC, Class A	2,776	888,098
Akamai Technologies Inc.(a)	715	74,782
Automatic Data Processing Inc.	1,864	372,651
Broadridge Financial Solutions Inc.	515	85,820
Cognizant Technology Solutions Corp., Class A	2,305	171,054
DXC Technology Co.(a)	1,139	38,282
Fidelity National Information Services Inc.	2,694	327,806
Fiserv Inc.(a)	2,604	282,534
FleetCor Technologies Inc.(a)	360	94,057
Gartner Inc.(a)	364	110,612
Global Payments Inc.	1,307	205,957
International Business Machines Corp.	3,928	545,717
Jack Henry & Associates Inc.	334	54,796
Mastercard Inc., Class A	3,825	1,329,876
Paychex Inc.	1,408	158,330
PayPal Holdings Inc.(a)	5,159	1,342,423
VeriSign Inc.(a)	434	88,974
Visa Inc., Class A	7,402	1,648,795
Western Union Co. (The)	1,766	35,709

		7,856,273

Leisure Products — 0.0%
Hasbro Inc.	555	49,517

Life Sciences Tools & Services — 1.5%
Agilent Technologies Inc.	1,336	210,460
Bio-Rad Laboratories Inc., Class A(a)	92	68,627
Charles River Laboratories International Inc.(a)	237	97,803
Illumina Inc.(a)	638	258,779
IQVIA Holdings Inc.(a)	830	198,818
Mettler-Toledo International Inc.(a)	97	133,604
PerkinElmer Inc.	507	87,858
Thermo Fisher Scientific Inc.	1,715	979,831
Waters Corp.(a)	269	96,114

		2,131,894

Machinery — 1.7%
Caterpillar Inc.	2,402	461,112
Cummins Inc.	629	141,248
Deere & Co.	1,245	417,162
Dover Corp.	632	98,276
Fortive Corp.	1,585	111,853
IDEX Corp.	340	70,363
Illinois Tool Works Inc.	1,256	259,527

Security	Shares	Value

Machinery (continued)
Ingersoll Rand Inc.(a)	1,782	$89,831
Otis Worldwide Corp.	1,875	154,275
PACCAR Inc.	1,521	120,037
Parker-Hannifin Corp.	557	155,748
Pentair PLC.	727	52,802
Snap-on Inc.	246	51,402
Stanley Black & Decker Inc.	712	124,821
Westinghouse Air Brake Technologies Corp.	822	70,865
Xylem Inc./NY	797	98,573

		2,477,895

Media — 1.4%
Charter Communications Inc., Class A(a)	550	400,158
Comcast Corp., Class A	20,109	1,124,696
Discovery Inc., Class A(a)(c)	720	18,274
Discovery Inc., Class C, NVS(a)	1,343	32,595
DISH Network Corp., Class A(a)	1,087	47,241
Fox Corp., Class A, NVS	1,420	56,956
Fox Corp., Class B	646	23,979
Interpublic Group of Companies Inc. (The)	1,713	62,816
News Corp., Class A, NVS	1,711	40,260
News Corp., Class B	546	12,684
Omnicom Group Inc.	949	68,764
ViacomCBS Inc., Class B, NVS	2,669	105,452

		1,993,875

Metals & Mining — 0.4%
Freeport-McMoRan Inc.	6,475	210,632
Newmont Corp.	3,497	189,887
Nucor Corp.	1,306	128,628

		529,147

Multi-Utilities — 0.3%
CenterPoint Energy Inc.	2,565	63,099
Consolidated Edison Inc.	1,542	111,934
Public Service Enterprise Group Inc.	2,225	135,503
Sempra Energy	1,405	177,732

		488,268

Multiline Retail — 0.6%
Dollar General Corp.	1,049	222,535
Dollar Tree Inc.(a)	1,001	95,816
Target Corp.	2,159	493,914

		812,265

Oil, Gas & Consumable Fuels — 0.6%
Kinder Morgan Inc.	8,563	143,259
Marathon Petroleum Corp.	2,826	174,675
ONEOK Inc.	1,960	113,661
Phillips 66	1,898	132,917
Valero Energy Corp.	1,791	126,391
Williams Companies Inc. (The)	5,346	138,675

		829,578

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	1,007	302,030

Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	9,766	577,854
Catalent Inc.(a)	732	97,407
Eli Lilly & Co.	3,481	804,285
Merck & Co. Inc.	11,117	834,998
Organon & Co.	1,088	35,676
Pfizer Inc.	24,626	1,059,164
Viatris Inc.	5,332	72,249

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	2,067	$401,287

		3,882,920

Professional Services — 0.4%
Equifax Inc.	535	135,580
IHS Markit Ltd.	1,763	205,601
Leidos Holdings Inc.	623	59,889
Nielsen Holdings PLC	1,611	30,915
Robert Half International Inc.	506	50,767
Verisk Analytics Inc.	708	141,791

		624,543

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	1,484	144,482

Road & Rail — 1.0%
CSX Corp.	9,875	293,682
JB Hunt Transport Services Inc.	362	60,534
Kansas City Southern	415	112,316
Norfolk Southern Corp.	1,076	257,433
Old Dominion Freight Line Inc.	423	120,969
Union Pacific Corp.	2,857	560,001

		1,404,935

Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices Inc.(a)	5,330	548,457
Analog Devices Inc.	2,378	398,267
Applied Materials Inc.	4,008	515,950
Broadcom Inc.	1,794	869,964
Enphase Energy Inc.(a)	602	90,282
Intel Corp.	17,807	948,757
KLA Corp.	685	229,139
Lam Research Corp.	624	355,150
Microchip Technology Inc.	1,218	186,951
Micron Technology Inc.	4,922	349,363
Monolithic Power Systems Inc.	187	90,635
NVIDIA Corp.	10,942	2,266,745
NXP Semiconductors NV	1,164	227,993
Qorvo Inc.(a)	504	84,264
QUALCOMM Inc.	4,968	640,773
Skyworks Solutions Inc.	723	119,136
Teradyne Inc.	725	79,148
Texas Instruments Inc.	4,066	781,526
Xilinx Inc.	1,076	162,465

		8,944,965

Software — 10.1%
Adobe Inc.(a)	2,106	1,212,466
ANSYS Inc.(a)	373	126,988
Autodesk Inc.(a)	970	276,615
Cadence Design Systems Inc.(a)	1,227	185,817
Citrix Systems Inc.	541	58,087
Fortinet Inc.(a)	605	176,684
Intuit Inc.	1,186	639,859
Microsoft Corp.	32,999	9,303,078
NortonLifeLock Inc.	2,567	64,945
Oracle Corp.	7,224	629,427
Paycom Software Inc.(a)	201	99,646
PTC Inc.(a)	453	54,265
salesforce.com Inc.(a)	4,267	1,157,296
ServiceNow Inc.(a)	876	545,108
Synopsys Inc.(a)	685	205,096

Security	Shares	Value

Software (continued)
Tyler Technologies Inc.(a)	178	$81,640

		14,817,017

Specialty Retail — 2.4%
Advance Auto Parts Inc.	283	59,116
AutoZone Inc.(a)	93	157,913
Bath & Body Works Inc.	1,164	73,367
Best Buy Co. Inc.	981	103,702
CarMax Inc.(a)	714	91,363
Gap Inc. (The)	912	20,702
Home Depot Inc. (The)	4,655	1,528,050
Lowe’s Companies Inc.	3,107	630,286
O’Reilly Automotive Inc.(a)	292	178,430
Ross Stores Inc.	1,577	171,656
TJX Companies Inc. (The)	5,311	350,420
Tractor Supply Co.	513	103,939
Ulta Beauty Inc.(a)	249	89,869

		3,558,813

Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	68,950	9,756,425
Hewlett Packard Enterprise Co.	5,712	81,396
HP Inc.	5,272	144,242
NetApp Inc.	980	87,965
Seagate Technology Holdings PLC	911	75,176
Western Digital Corp.(a)	1,342	75,742

		10,220,946

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands Inc.	1,532	26,289
Nike Inc., Class B	5,609	814,595
PVH Corp.(a)	328	33,715
Ralph Lauren Corp.	198	21,986
Tapestry Inc.	1,232	45,609
Under Armour Inc., Class A(a)	808	16,306
Under Armour Inc., Class C, NVS(a)	895	15,680
VF Corp.	1,420	95,126

		1,069,306

Trading Companies & Distributors — 0.2%
Fastenal Co.	2,512	129,644
United Rentals Inc.(a)	331	116,158
WW Grainger Inc.	186	73,109

		318,911

Water Utilities — 0.1%
American Water Works Co. Inc.	800	135,232

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	2,573	328,727

Total Common Stocks — 99.8%
(Cost: $142,729,156)		146,688,975

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(b)(d)(e)	33,986	34,003

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	120,000	$120,000

		154,003

Total Short-Term Investments — 0.1% (Cost: $154,003)		154,003

Total Investments in Securities — 99.9% (Cost: $142,883,159)		146,842,978

Other Assets, Less Liabilities — 0.1%		98,935

Net Assets — 100.0%		$146,941,913

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$33,983	(a)	$—	$20	$—	$34,003	33,986	$63	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	60,000	(a)	—	—	—	120,000	120,000	4		—
BlackRock Inc.	106,308	420,351		(6,152)	2,296	3,037	525,840	627	3,015		—

					$2,316	$3,037	$679,843		$3,082		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 Micro E-Mini Index	5	12/17/21	$107	$(4,643)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,643

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P 500 ETF

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$12,811

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,397)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$98,002

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$146,688,975	$—	$—	$146,688,975
Money Market Funds	154,003	—	—	154,003

	$146,842,978	$—	$—	$146,842,978

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,643)	$—	$—	$(4,643)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2021	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)	1,206	$211,074
Curtiss-Wright Corp.	753	95,013
Hexcel Corp.(a)	1,545	91,758
Mercury Systems Inc.(a)	1,031	48,890

		446,735

Air Freight & Logistics — 0.4%
GXO Logistics Inc.(a)	1,810	141,976

Airlines — 0.2%
JetBlue Airways Corp.(a)	5,859	89,584

Auto Components — 1.8%
Adient PLC(a)	1,736	71,957
Dana Inc.	2,676	59,514
Fox Factory Holding Corp.(a)	775	112,019
Gentex Corp.	4,402	145,178
Goodyear Tire & Rubber Co. (The)(a)	5,176	91,615
Lear Corp.	1,097	171,659
Visteon Corp.(a)	524	49,460

		701,402

Automobiles — 0.6%
Harley-Davidson Inc.	2,835	103,790
Thor Industries Inc.	1,020	125,215

		229,005

Banks — 7.6%
Associated Banc-Corp.	2,818	60,362
BancorpSouth Bank	1,285	38,267
Bank of Hawaii Corp.	756	62,121
Bank OZK	2,245	96,490
Cathay General Bancorp.	1,460	60,429
CIT Group Inc.	1,827	94,913
Commerce Bancshares Inc.	1,958	136,433
Cullen/Frost Bankers Inc.	1,043	123,721
East West Bancorp. Inc.	2,614	202,690
First Financial Bankshares Inc.	2,360	108,442
First Horizon Corp.	10,121	164,871
FNB Corp.	5,887	68,407
Fulton Financial Corp.	3,058	46,726
Glacier Bancorp. Inc.	1,992	110,257
Hancock Whitney Corp.	1,600	75,392
Home BancShares Inc./AR	2,781	65,437
International Bancshares Corp.	981	40,849
PacWest Bancorp.	2,159	97,846
Pinnacle Financial Partners Inc.	1,402	131,900
Prosperity Bancshares Inc.	1,712	121,775
Signature Bank/New York NY	1,114	303,320
Sterling Bancorp./DE	3,550	88,608
Synovus Financial Corp.	2,698	118,415
Texas Capital Bancshares Inc.(a)	946	56,779
UMB Financial Corp.	793	76,691
Umpqua Holdings Corp.	4,097	82,964
United Bankshares Inc./WV	2,380	86,584
Valley National Bancorp.	7,492	99,718
Webster Financial Corp.	1,669	90,894
Wintrust Financial Corp.	1,051	84,469

		2,995,770

Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	173	88,187

Security	Shares	Value

Biotechnology — 1.8%
Arrowhead Pharmaceuticals Inc.(a)	1,920	$119,866
Emergent BioSolutions Inc.(a)	897	44,913
Exelixis Inc.(a)	5,804	122,696
Halozyme Therapeutics Inc.(a)	2,614	106,337
Neurocrine Biosciences Inc.(a)	1,738	166,692
United Therapeutics Corp.(a)	824	152,094

		712,598

Building Products — 2.6%
Builders FirstSource Inc.(a)	3,805	196,870
Carlisle Companies Inc.	958	190,441
Lennox International Inc.	628	184,739
Owens Corning	1,894	161,937
Simpson Manufacturing Co. Inc.	800	85,576
Trex Co. Inc.(a)	2,118	215,888

		1,035,451

Capital Markets — 2.9%
Affiliated Managers Group Inc.	760	114,828
Evercore Inc., Class A	731	97,713
FactSet Research Systems Inc.	694	273,977
Federated Hermes Inc.	1,823	59,248
Interactive Brokers Group Inc., Class A	1,591	99,183
Janus Henderson Group PLC	2,986	123,411
Jefferies Financial Group Inc.	3,629	134,745
SEI Investments Co.	1,976	117,177
Stifel Financial Corp.	1,931	131,231

		1,151,513

Chemicals — 2.3%
Ashland Global Holdings Inc.	1,037	92,418
Avient Corp.	1,682	77,961
Cabot Corp.	1,046	52,426
Chemours Co. (The)	3,043	88,430
Ingevity Corp.(a)	728	51,957
Minerals Technologies Inc.	630	43,999
NewMarket Corp.	133	45,056
RPM International Inc.	2,391	185,661
Scotts Miracle-Gro Co. (The)	750	109,770
Sensient Technologies Corp.	774	70,496
Valvoline Inc.	3,330	103,829

		922,003

Commercial Services & Supplies — 1.9%
Brink’s Co. (The)	918	58,109
Clean Harbors Inc.(a)	919	95,457
Herman Miller Inc.	1,383	52,084
IAA Inc.(a)	2,484	135,552
KAR Auction Services Inc.(a)	2,196	35,992
MSA Safety Inc.	672	97,910
Stericycle Inc.(a)	1,692	115,005
Tetra Tech Inc.	993	148,295

		738,404

Communications Equipment — 0.9%
Ciena Corp.(a)	2,852	146,450
Lumentum Holdings Inc.(a)	1,399	116,873
NetScout Systems Inc.(a)(b)	1,394	37,568
Viasat Inc.(a)	1,351	74,400

		375,291

Construction & Engineering — 1.3%
AECOM(a)	2,645	167,032
Dycom Industries Inc.(a)(b)	578	41,177
EMCOR Group Inc.	990	114,226

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
MasTec Inc.(a)	1,054	$90,939
Valmont Industries Inc.	390	91,697

		505,071

Construction Materials — 0.3%
Eagle Materials Inc.	769	100,862

Consumer Finance — 0.6%
LendingTree Inc.(a)	216	30,203
Navient Corp.	3,082	60,808
PROG Holdings Inc.	1,225	51,462
SLM Corp.	5,634	99,159

		241,632

Containers & Packaging — 0.9%
AptarGroup Inc.	1,215	145,010
Greif Inc., Class A, NVS	487	31,460
Silgan Holdings Inc.	1,542	59,151
Sonoco Products Co.	1,811	107,900

		343,521

Diversified Consumer Services — 1.0%
Graham Holdings Co., Class B	75	44,187
Grand Canyon Education Inc.(a)	833	73,271
H&R Block Inc.	3,280	82,000
Service Corp. International	3,077	185,420

		384,878

Diversified Telecommunication Services — 0.2%
Iridium Communications Inc.(a)	2,430	96,835

Electric Utilities — 0.2%
Hawaiian Electric Industries Inc.	2,014	82,232

Electrical Equipment — 1.8%
Acuity Brands Inc.	658	114,077
EnerSys	784	58,361
Hubbell Inc.	998	180,309
nVent Electric PLC	3,097	100,126
Regal Beloit Corp.	747	112,304
Sunrun Inc.(a)	3,782	166,408

		731,585

Electronic Equipment, Instruments & Components — 3.4%
Arrow Electronics Inc.(a)	1,323	148,560
Avnet Inc.	1,833	67,766
Belden Inc.	840	48,938
Cognex Corp.	3,244	260,234
Coherent Inc.(a)	452	113,041
II-VI Inc.(a)	1,932	114,683
Jabil Inc.	2,678	156,315
Littelfuse Inc.	454	124,065
National Instruments Corp.	2,450	96,113
SYNNEX Corp.	766	79,741
Vishay Intertechnology Inc.	2,484	49,903
Vontier Corp.	3,136	105,370

		1,364,729

Energy Equipment & Services — 0.2%
ChampionX Corp.(a)	3,683	82,352

Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A	846	47,596

Equity Real Estate Investment Trusts (REITs) — 9.9%
American Campus Communities Inc.	2,554	123,741

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Apartment Income REIT Corp.	2,882	$140,670
Brixmor Property Group Inc.	5,472	120,986
Camden Property Trust	1,847	272,377
CoreSite Realty Corp.	812	112,495
Corporate Office Properties Trust	2,070	55,849
Cousins Properties Inc.	2,740	102,175
CyrusOne Inc.	2,278	176,340
Douglas Emmett Inc.	3,222	101,847
EastGroup Properties Inc.	742	123,640
EPR Properties	1,379	68,095
First Industrial Realty Trust Inc.	2,371	123,482
Healthcare Realty Trust Inc.	2,672	79,572
Highwoods Properties Inc.	1,914	83,948
Hudson Pacific Properties Inc.	2,809	73,792
JBG SMITH Properties	2,166	64,135
Kilroy Realty Corp.	1,931	127,852
Lamar Advertising Co., Class A	1,593	180,726
Life Storage Inc.	1,438	164,996
Macerich Co. (The)	3,923	65,553
Medical Properties Trust Inc.	10,939	219,546
National Retail Properties Inc.	3,225	139,288
National Storage Affiliates Trust	1,498	79,079
Omega Healthcare Investors Inc.	4,401	131,854
Park Hotels & Resorts Inc.(a)	4,357	83,393
Pebblebrook Hotel Trust	2,420	54,232
Physicians Realty Trust	4,052	71,396
PotlatchDeltic Corp.	1,235	63,701
PS Business Parks Inc.	376	58,934
Rayonier Inc.	2,603	92,875
Rexford Industrial Realty Inc.	2,529	143,521
Sabra Health Care REIT Inc.	4,120	60,646
SL Green Realty Corp.	1,237	87,629
Spirit Realty Capital Inc.	2,187	100,690
STORE Capital Corp.	4,490	143,815
Urban Edge Properties	2,073	37,957

		3,930,827

Food & Staples Retailing — 0.5%
BJ’s Wholesale Club Holdings Inc.(a)	2,518	138,288
Sprouts Farmers Market Inc.(a)	2,104	48,750

		187,038

Food Products — 1.9%
Darling Ingredients Inc.(a)	2,976	213,974
Flowers Foods Inc.	3,667	86,651
Hain Celestial Group Inc. (The)(a)(b)	1,564	66,908
Ingredion Inc.	1,234	109,838
Lancaster Colony Corp.	366	61,784
Pilgrim’s Pride Corp.(a)	895	26,027
Post Holdings Inc.(a)	1,080	118,973
Sanderson Farms Inc.	395	74,339
Tootsie Roll Industries Inc.	346	10,529

		769,023

Gas Utilities — 1.1%
New Jersey Resources Corp.	1,777	61,858
ONE Gas Inc.	986	62,483
Southwest Gas Holdings Inc.	1,101	73,635
Spire Inc.	952	58,243
UGI Corp.	3,852	164,172

		420,391

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 3.5%
Globus Medical Inc., Class A(a)	1,438	$110,180
Haemonetics Corp.(a)	939	66,284
Hill-Rom Holdings Inc.	1,209	181,350
ICU Medical Inc.(a)	366	85,417
Integra LifeSciences Holdings Corp.(a)	1,340	91,763
LivaNova PLC(a)	990	78,398
Masimo Corp.(a)	930	251,760
Neogen Corp.(a)	1,980	85,992
NuVasive Inc.(a)	952	56,977
Penumbra Inc.(a)	632	168,428
Quidel Corp.(a)	698	98,523
STAAR Surgical Co.(a)	874	112,335

		1,387,407

Health Care Providers & Services — 3.2%
Acadia Healthcare Co. Inc.(a)	1,655	105,556
Amedisys Inc.(a)	601	89,609
Chemed Corp.	290	134,885
Encompass Health Corp.	1,833	137,548
HealthEquity Inc.(a)	1,536	99,471
LHC Group Inc.(a)	584	91,636
Molina Healthcare Inc.(a)	1,073	291,116
Patterson Companies Inc.	1,588	47,862
Progyny Inc.(a)	1,264	70,784
R1 RCM Inc.(a)	2,466	54,277
Tenet Healthcare Corp.(a)	1,966	130,621

		1,253,365

Hotels, Restaurants & Leisure — 3.3%
Boyd Gaming Corp.(a)	1,510	95,523
Choice Hotels International Inc.	612	77,338
Churchill Downs Inc.	639	153,411
Cracker Barrel Old Country Store Inc.	437	61,110
Jack in the Box Inc.	399	38,835
Marriott Vacations Worldwide Corp.	787	123,819
Papa John’s International Inc.	606	76,956
Scientific Games Corp./DE, Class A(a)	1,587	131,832
Six Flags Entertainment Corp.(a)	1,443	61,327
Texas Roadhouse Inc.	1,291	117,907
Travel + Leisure Co.	1,590	86,703
Wendy’s Co. (The)	3,283	71,175
Wingstop Inc.	546	89,506
Wyndham Hotels & Resorts Inc.	1,717	132,535

		1,317,977

Household Durables — 1.7%
Helen of Troy Ltd.(a)	442	99,309
KB Home	1,677	65,269
Taylor Morrison Home Corp.(a)(b)	2,308	59,500
Tempur Sealy International Inc.	3,608	167,447
Toll Brothers Inc.	2,137	118,155
TopBuild Corp.(a)	604	123,705
TRI Pointe Homes Inc.(a)	2,096	44,058

		677,443

Household Products — 0.1%
Energizer Holdings Inc.	1,145	44,712

Insurance — 3.7%
Alleghany Corp.(a)	256	159,849
American Financial Group Inc./OH	1,218	153,261
Brighthouse Financial Inc.(a)	1,532	69,292
CNO Financial Group Inc.	2,354	55,413

Security	Shares	Value

Insurance (continued)
First American Financial Corp.	2,026	$135,843
Hanover Insurance Group Inc. (The)	658	85,290
Kemper Corp.	1,102	73,603
Kinsale Capital Group Inc.	395	63,871
Mercury General Corp.	504	28,058
Old Republic International Corp.	5,238	121,155
Primerica Inc.	727	111,689
Reinsurance Group of America Inc.	1,253	139,409
RenaissanceRe Holdings Ltd.	868	120,999
RLI Corp.	733	73,498
Selective Insurance Group Inc.	1,107	83,612

		1,474,842

Interactive Media & Services — 0.3%
TripAdvisor Inc.(a)	1,813	61,370
Yelp Inc.(a)	1,274	47,444

		108,814

IT Services — 1.9%
Alliance Data Systems Corp.	918	92,617
Concentrix Corp.(a)	787	139,299
Genpact Ltd.	3,182	151,177
LiveRamp Holdings Inc.(a)	1,251	59,085
Maximus Inc.	1,132	94,182
Sabre Corp.(a)	6,016	71,229
WEX Inc.(a)	826	145,492

		753,081

Leisure Products — 1.5%
Brunswick Corp./DE	1,428	136,046
Callaway Golf Co.(a)	2,151	59,432
Mattel Inc.(a)	6,429	119,322
Polaris Inc.	1,050	125,643
YETI Holdings Inc.(a)	1,606	137,618

		578,061

Life Sciences Tools & Services — 1.4%
Medpace Holdings Inc.(a)	526	99,561
Repligen Corp.(a)	939	271,362
Syneos Health Inc.(a)	1,900	166,212

		537,135

Machinery — 5.4%
AGCO Corp.	1,139	139,562
Colfax Corp.(a)	2,386	109,517
Crane Co.	918	87,035
Donaldson Co. Inc.	2,314	132,847
Flowserve Corp.	2,400	83,208
Graco Inc.	3,117	218,096
ITT Inc.	1,586	136,142
Kennametal Inc.	1,540	52,714
Lincoln Electric Holdings Inc.	1,094	140,896
Middleby Corp. (The)(a)	1,021	174,091
Nordson Corp.	993	236,483
Oshkosh Corp.	1,264	129,396
Terex Corp.	1,286	54,141
Timken Co. (The)	1,278	83,607
Toro Co. (The)	1,966	191,508
Trinity Industries Inc.	1,532	41,624
Woodward Inc.	1,168	132,218

		2,143,085

Marine — 0.1%
Kirby Corp.(a)	1,107	53,092

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.1%
Cable One Inc.	91	$164,995
John Wiley & Sons Inc., Class A	816	42,603
New York Times Co. (The), Class A	3,078	151,653
TEGNA Inc.	4,073	80,320

		439,571

Metals & Mining — 2.3%
Cleveland-Cliffs Inc.(a)	8,351	165,433
Commercial Metals Co.	2,222	67,682
Compass Minerals International Inc.	639	41,152
Reliance Steel & Aluminum Co.	1,169	166,489
Royal Gold Inc.	1,209	115,447
Steel Dynamics Inc.	3,561	208,247
United States Steel Corp.	4,976	109,323
Worthington Industries Inc.	610	32,147

		905,920

Multi-Utilities — 0.3%
MDU Resources Group Inc.	3,730	110,669

Multiline Retail — 0.7%
Kohl’s Corp.	2,879	135,572
Nordstrom Inc.(a)	2,080	55,016
Ollie’s Bargain Outlet Holdings Inc.(a)	1,119	67,453

		258,041

Oil, Gas & Consumable Fuels — 0.9%
Equitrans Midstream Corp.	7,466	75,705
HollyFrontier Corp.	2,745	90,942
Targa Resources Corp.	4,199	206,633

		373,280

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	1,755	107,704

Personal Products — 0.2%
Coty Inc., Class A(a)	6,163	48,441
Nu Skin Enterprises Inc., Class A	943	38,163

		86,604

Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(a)	1,126	146,616
Nektar Therapeutics(a)	3,436	61,711

		208,327

Professional Services — 1.4%
ASGN Inc.(a)	971	109,859
FTI Consulting Inc.(a)(b)	632	85,130
Insperity Inc.	661	73,199
KBR Inc.	2,586	101,889
ManpowerGroup Inc.	999	108,172
Science Applications International Corp.	1,068	91,378

		569,627

Real Estate Management & Development — 0.6%
Jones Lang LaSalle Inc.(a)	931	230,972

Road & Rail — 1.6%
Avis Budget Group Inc.(a)	867	101,014
Knight-Swift Transportation Holdings Inc.	3,048	155,905
Landstar System Inc.	705	111,263
Ryder System Inc.	991	81,966
Werner Enterprises Inc.	1,136	50,291
XPO Logistics Inc.(a)	1,810	144,040

		644,479

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.9%
Amkor Technology Inc.	1,900	$47,405
Brooks Automation Inc.	1,369	140,117
Cirrus Logic Inc.(a)	1,071	88,197
CMC Materials Inc.	538	66,298
First Solar Inc.(a)	1,822	173,928
Lattice Semiconductor Corp.(a)	2,505	161,948
MKS Instruments Inc.	1,021	154,079
Semtech Corp.(a)	1,192	92,940
Silicon Laboratories Inc.(a)	748	104,840
SolarEdge Technologies Inc.(a)	963	255,407
Synaptics Inc.(a)	648	116,465
Universal Display Corp.	798	136,426

		1,538,050

Software — 4.4%
ACI Worldwide Inc.(a)	2,164	66,500
Aspen Technology Inc.(a)	1,251	153,623
Blackbaud Inc.(a)	774	54,451
CDK Global Inc.	2,244	95,482
Cerence Inc.(a)	698	67,085
CommVault Systems Inc.(a)	856	64,465
Envestnet Inc.(a)	356	28,565
Fair Isaac Corp.(a)	523	208,117
J2 Global Inc.(a)	885	120,909
Manhattan Associates Inc.(a)	1,164	178,127
NCR Corp.(a)	2,421	93,838
Paylocity Holding Corp.(a)	722	202,449
Qualys Inc.(a)	617	68,666
SailPoint Technologies Holdings Inc.(a)	1,712	73,411
Teradata Corp.(a)	2,010	115,273
Wolfspeed Inc.	2,128	171,793

		1,762,754

Specialty Retail — 3.6%
American Eagle Outfitters Inc.	2,812	72,549
AutoNation Inc.(a)	805	98,017
Five Below Inc.(a)	1,032	182,468
Foot Locker Inc.	1,659	75,750
GameStop Corp., Class A(a)	1,146	201,089
Lithia Motors Inc.	557	176,591
Murphy USA Inc.	438	73,260
RH(a)	313	208,743
Urban Outfitters Inc.(a)	1,214	36,044
Victoria’s Secret & Co.(a)	1,379	76,203
Williams-Sonoma Inc.	1,380	244,715

		1,445,429

Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	2,532	51,070

Textiles, Apparel & Luxury Goods — 1.8%
Capri Holdings Ltd.(a)	2,800	135,548
Carter’s Inc.	811	78,862
Columbia Sportswear Co.	644	61,721
Crocs Inc.(a)	1,146	164,428
Deckers Outdoor Corp.(a)	508	182,981
Skechers U.S.A. Inc., Class A(a)	2,485	104,668

		728,208

Thrifts & Mortgage Finance — 0.9%
Essent Group Ltd.	2,061	90,705
MGIC Investment Corp.	6,251	93,515
New York Community Bancorp. Inc.	8,567	110,257

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Washington Federal Inc.	1,277	$43,814

		338,291

Trading Companies & Distributors — 0.9%
GATX Corp.	654	58,572
MSC Industrial Direct Co. Inc., Class A	865	69,364
Univar Solutions Inc.(a)	3,149	75,009
Watsco Inc.	606	160,360

		363,305

Water Utilities — 0.5%
Essential Utilities Inc.	4,120	189,850

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	1,863	36,328

Total Common Stocks — 99.9% (Cost: $40,009,233)		39,633,984

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.05%(c)(d)(e)	236,552	236,670

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	40,000	$40,000

		276,670

Total Short-Term Investments — 0.7% (Cost: $276,670)		276,670

Total Investments in Securities — 100.6% (Cost: $40,285,903)		39,910,654

Other Assets, Less Liabilities — (0.6)%		(221,296)

Net Assets — 100.0%		$39,689,358

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$265,494	$—		$(28,792	)(a)	$(32)	$—	$236,670	236,552	$191	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	20,000	(a)	—		—	—	40,000	40,000	1		—

						$(32)	$—	$276,670		$192		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories    is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$39,633,984	$—	$—	$39,633,984
Money Market Funds	276,670	—	—	276,670

	$39,910,654	$—	$—	$39,910,654

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) September 30, 2021	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
AAR Corp.(a)	595	$19,296
Aerovironment Inc.(a)	411	35,477
Kaman Corp.	498	17,764
National Presto Industries Inc.	91	7,469
Park Aerospace Corp.	346	4,733
Triumph Group Inc.(a)	1,155	21,518

		106,257

Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings Inc.(a)	482	39,370
Echo Global Logistics Inc.(a)	475	22,662
Forward Air Corp.	484	40,182
Hub Group Inc., Class A(a)	603	41,456

		143,670

Airlines — 0.7%
Allegiant Travel Co.(a)	271	52,975
Hawaiian Holdings Inc.(a)	915	19,819
SkyWest Inc.(a)	901	44,455

		117,249

Auto Components — 1.4%
American Axle & Manufacturing Holdings Inc.(a)	2,041	17,981
Cooper-Standard Holdings Inc.(a)	304	6,661
Dorman Products Inc.(a)	513	48,566
Gentherm Inc.(a)	592	47,910
LCI Industries	452	60,853
Motorcar Parts of America Inc.(a)	343	6,688
Patrick Industries Inc.	402	33,487
Standard Motor Products Inc.	345	15,080

		237,226

Automobiles — 0.3%
Winnebago Industries Inc.	600	43,470

Banks — 8.1%
Allegiance Bancshares Inc.	295	11,254
Ameris Bancorp.	1,084	56,238
Banc of California Inc.	804	14,866
BancFirst Corp.	339	20,381
Bancorp. Inc. (The)(a)	708	18,019
BankUnited Inc.	1,447	60,514
Banner Corp.	377	20,814
Berkshire Hills Bancorp. Inc.	581	15,675
Brookline Bancorp. Inc.	625	9,537
Cadence BanCorp	1,718	37,727
Central Pacific Financial Corp.	226	5,804
City Holding Co.	125	9,739
Columbia Banking System Inc.	1,120	42,549
Community Bank System Inc.	842	57,610
Customers Bancorp. Inc.(a)	530	22,801
CVB Financial Corp.	2,264	46,118
Dime Community Bancshares Inc.	600	19,596
Eagle Bancorp. Inc.	503	28,922
FB Financial Corp.	635	27,229
First BanCorp./Puerto Rico	2,024	26,616
First Bancorp./Southern Pines NC	228	9,806
First Commonwealth Financial Corp.	769	10,481
First Financial Bancorp	778	18,213
First Hawaiian Inc.	2,318	68,033
First Midwest Bancorp. Inc.	1,788	33,990
Great Western Bancorp. Inc.	860	28,156

Security	Shares	Value

Banks (continued)
Hanmi Financial Corp.	245	$4,915
Heritage Financial Corp./WA	556	14,178
Hilltop Holdings Inc.	1,118	36,525
Hope Bancorp Inc.	988	14,267
Independent Bank Corp.	515	39,217
Independent Bank Group Inc.	663	47,099
Investors Bancorp. Inc.	4,030	60,893
National Bank Holdings Corp., Class A	486	19,673
NBT Bancorp. Inc.	680	24,562
OFG Bancorp	413	10,416
Old National Bancorp./IN	1,325	22,459
Pacific Premier Bancorp. Inc.	1,110	45,998
Park National Corp.	259	31,585
Preferred Bank/Los Angeles CA	107	7,135
Renasant Corp.	885	31,904
S&T Bancorp. Inc.	600	17,682
Seacoast Banking Corp. of Florida	442	14,944
ServisFirst Bancshares Inc.	873	67,919
Simmons First National Corp., Class A	866	25,599
Southside Bancshares Inc.	432	16,541
Tompkins Financial Corp.	213	17,234
Triumph Bancorp. Inc.(a)	421	42,155
United Community Banks Inc./GA	694	22,777
Veritex Holdings Inc.	782	30,780
Westamerica Bancorp	422	23,742

		1,410,887

Beverages — 0.8%
Celsius Holdings Inc.(a)	679	61,171
Coca-Cola Consolidated Inc.	83	32,717
MGP Ingredients Inc.	223	14,517
National Beverage Corp.	417	21,889

		130,294

Biotechnology — 1.6%
Anika Therapeutics Inc.(a)(b)	258	10,980
Coherus Biosciences Inc.(a)(b)	1,135	18,239
Cytokinetics Inc.(a)(b)	1,494	53,396
Eagle Pharmaceuticals Inc./DE(a)	205	11,435
Enanta Pharmaceuticals Inc.(a)	321	18,236
Myriad Genetics Inc.(a)	1,396	45,077
REGENXBIO Inc.(a)	670	28,086
Spectrum Pharmaceuticals Inc.(a)	2,948	6,427
Vanda Pharmaceuticals Inc.(a)	995	17,054
Vericel Corp.(a)	834	40,699
Xencor Inc.(a)	1,042	34,032

		283,661

Building Products — 1.9%
AAON Inc.	740	48,352
American Woodmark Corp.(a)	301	19,676
Apogee Enterprises Inc.	456	17,218
Gibraltar Industries Inc.(a)	583	40,606
Griffon Corp.	851	20,935
Insteel Industries Inc.	347	13,203
PGT Innovations Inc.(a)	1,066	20,361
Quanex Building Products Corp.	604	12,932
Resideo Technologies Inc.(a)	2,579	63,933
UFP Industries Inc.	1,107	75,254

		332,470

Capital Markets — 1.1%
B. Riley Financial Inc.	285	16,826

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Blucora Inc.(a)	874	$13,626
BrightSphere Investment Group Inc.	1,065	27,829
Donnelley Financial Solutions Inc.(a)	531	18,383
Greenhill & Co. Inc.	257	3,757
Piper Sandler Cos	255	35,307
StoneX Group Inc.(a)	301	19,836
Virtus Investment Partners Inc.	114	35,377
WisdomTree Investments Inc.	1,955	11,085

		182,026

Chemicals — 3.0%
AdvanSix Inc.(a)	505	20,074
American Vanguard Corp.	482	7,254
Balchem Corp.	579	83,995
Ferro Corp.(a)	1,483	30,164
FutureFuel Corp.	463	3,301
GCP Applied Technologies Inc.(a)	959	21,021
Hawkins Inc.	337	11,755
HB Fuller Co.	939	60,622
Innospec Inc.	441	37,141
Koppers Holdings Inc.(a)	383	11,973
Kraton Corp.(a)	574	26,197
Livent Corp.(a)	2,890	66,788
Quaker Chemical Corp.	240	57,053
Stepan Co.	381	43,030
Tredegar Corp.	460	5,603
Trinseo SA	694	37,462

		523,433

Commercial Services & Supplies — 1.9%
ABM Industries Inc.	1,201	54,057
Brady Corp., Class A, NVS	868	44,008
CoreCivic Inc.(a)	2,153	19,162
Deluxe Corp.	761	27,312
Harsco Corp.(a)	1,416	24,001
HNI Corp.	785	28,825
Interface Inc.	1,060	16,059
Matthews International Corp., Class A	565	19,600
Pitney Bowes Inc.	1,002	7,224
U.S. Ecology Inc.(a)	563	18,213
UniFirst Corp./MA	273	58,045
Viad Corp.(a)	367	16,666

		333,172

Communications Equipment — 1.1%
ADTRAN Inc.	868	16,284
Applied Optoelectronics Inc.(a)(b)	448	3,217
CalAmp Corp.(a)	634	6,308
Comtech Telecommunications Corp.	468	11,985
Digi International Inc.(a)	613	12,885
Extreme Networks Inc.(a)	2,265	22,310
Harmonic Inc.(a)	1,829	16,004
NETGEAR Inc.(a)	546	17,423
Plantronics Inc.(a)	757	19,462
Viavi Solutions Inc.(a)	4,090	64,377

		190,255

Construction & Engineering — 0.9%
Arcosa Inc.	866	43,447
Comfort Systems USA Inc.	649	46,287
Granite Construction Inc.	820	32,431
Matrix Service Co.(a)	477	4,989

Security	Shares	Value

Construction & Engineering (continued)
MYR Group Inc.(a)	301	$29,950

		157,104

Consumer Finance — 0.8%
Encore Capital Group Inc.(a)	541	26,655
Enova International Inc.(a)	659	22,768
Green Dot Corp., Class A(a)	960	48,317
PRA Group Inc.(a)	820	34,555
World Acceptance Corp.(a)	75	14,219

		146,514

Containers & Packaging — 0.3%
Myers Industries Inc.	650	12,720
O-I Glass Inc.(a)	2,813	40,142

		52,862

Diversified Consumer Services — 0.5%
Adtalem Global Education Inc.(a)	884	33,424
American Public Education Inc.(a)	336	8,605
Perdoceo Education Corp.(a)	1,258	13,284
Regis Corp.(a)	435	1,514
Strategic Education Inc.	405	28,553

		85,380

Diversified Telecommunication Services — 0.4%
ATN International Inc.	196	9,183
Cogent Communications Holdings Inc.	759	53,767
Consolidated Communications Holdings Inc.(a)	1,293	11,883

		74,833

Electrical Equipment — 0.7%
AZZ Inc.	448	23,834
Encore Wire Corp.	370	35,087
Powell Industries Inc.	162	3,980
Vicor Corp.(a)	381	51,115

		114,016

Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries Inc.	686	60,196
Arlo Technologies Inc.(a)	1,490	9,551
Badger Meter Inc.	522	52,795
Benchmark Electronics Inc.	639	17,068
CTS Corp.	580	17,928
Daktronics Inc.(a)	670	3,638
ePlus Inc.(a)	241	24,729
Fabrinet(a)	660	67,657
FARO Technologies Inc.(a)	325	21,388
Insight Enterprises Inc.(a)	623	56,120
Itron Inc.(a)	808	61,109
Knowles Corp.(a)	1,645	30,827
Methode Electronics Inc.	682	28,678
OSI Systems Inc.(a)	299	28,345
PC Connection Inc.	198	8,718
Plexus Corp.(a)	505	45,152
Rogers Corp.(a)	335	62,471
Sanmina Corp.(a)	1,164	44,861
ScanSource Inc.(a)	456	15,864
TTM Technologies Inc.(a)	1,928	24,235

		681,330

Energy Equipment & Services — 1.3%
Archrock Inc.	2,397	19,775
Bristow Group Inc.(a)	416	13,241
Core Laboratories NV	829	23,005
DMC Global Inc.(a)	336	12,402

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Dril-Quip Inc.(a)	636	$16,014
Helix Energy Solutions Group Inc.(a)(b)	2,547	9,882
Helmerich & Payne Inc.	1,930	52,901
Nabors Industries Ltd.(a)	139	13,411
Oil States International Inc.(a)	1,102	7,042
Patterson-UTI Energy Inc.	3,381	30,429
ProPetro Holding Corp.(a)	1,521	13,157
RPC Inc.(a)	1,274	6,192
U.S. Silica Holdings Inc.(a)	1,343	10,731

		228,182

Entertainment — 0.0%
Marcus Corp. (The)(a)	392	6,840

Equity Real Estate Investment Trusts (REITs) — 7.9%
Acadia Realty Trust	1,581	32,268
Agree Realty Corp.	1,233	81,662
Alexander & Baldwin Inc.	1,297	30,402
American Assets Trust Inc.	941	35,212
Armada Hoffler Properties Inc.	1,095	14,640
Brandywine Realty Trust	3,057	41,025
CareTrust REIT Inc.	1,337	27,168
Centerspace	250	23,625
Chatham Lodging Trust(a)	876	10,731
Community Healthcare Trust Inc.	415	18,754
DiamondRock Hospitality Co.(a)	3,767	35,598
Diversified Healthcare Trust	4,267	14,465
Easterly Government Properties Inc.	1,501	31,011
Essential Properties Realty Trust Inc.	2,115	59,051
Four Corners Property Trust Inc.	1,363	36,610
Franklin Street Properties Corp., Class C	1,737	8,060
GEO Group Inc. (The)	938	7,007
Getty Realty Corp.	689	20,195
Global Net Lease Inc.	1,794	28,740
Hersha Hospitality Trust, Class A(a)	591	5,514
Independence Realty Trust Inc.	1,883	38,319
Industrial Logistics Properties Trust	1,168	29,679
Innovative Industrial Properties Inc.	428	98,941
iStar Inc.	1,167	29,268
Kite Realty Group Trust	1,512	30,784
Lexington Realty Trust	4,989	63,610
LTC Properties Inc.	704	22,310
Mack-Cali Realty Corp.(a)	1,432	24,516
NexPoint Residential Trust Inc.	405	25,061
Office Properties Income Trust	865	21,910
Retail Opportunity Investments Corp.	2,172	37,836
Retail Properties of America Inc., Class A	3,859	49,704
RPT Realty	1,452	18,527
Safehold Inc.(b)	238	17,110
Saul Centers Inc.	232	10,222
Service Properties Trust	2,949	33,058
SITE Centers Corp.	3,223	49,763
Summit Hotel Properties Inc.(a)	1,905	18,345
Tanger Factory Outlet Centers Inc.	1,859	30,302
Uniti Group Inc.	4,176	51,657
Universal Health Realty Income Trust	229	12,657
Urstadt Biddle Properties Inc., Class A	541	10,241
Washington REIT	1,513	37,447
Whitestone REIT	775	7,579
Xenia Hotels & Resorts Inc.(a)	2,043	36,243

		1,366,827

Security	Shares	Value

Food & Staples Retailing — 0.8%
Andersons Inc. (The)	555	$17,111
Chefs’ Warehouse Inc. (The)(a)	586	19,086
PriceSmart Inc.	429	33,269
SpartanNash Co.	651	14,257
United Natural Foods Inc.(a)	1,008	48,807

		132,530

Food Products — 1.2%
B&G Foods Inc.	1,159	34,643
Calavo Growers Inc.	317	12,122
Cal-Maine Foods Inc.	670	24,227
Fresh Del Monte Produce Inc.	597	19,235
J&J Snack Foods Corp.	265	40,497
John B Sanfilippo & Son Inc.	158	12,912
Seneca Foods Corp., Class A(a)	115	5,545
Simply Good Foods Co. (The)(a)	1,507	51,977

		201,158

Gas Utilities — 0.6%
Chesapeake Utilities Corp.	280	33,614
Northwest Natural Holding Co.	549	25,248
South Jersey Industries Inc.	2,011	42,754

		101,616

Health Care Equipment & Supplies — 3.4%
AngioDynamics Inc.(a)	689	17,873
Avanos Medical Inc.(a)	860	26,832
Cardiovascular Systems Inc.(a)	718	23,572
CONMED Corp.	522	68,293
CryoLife Inc.(a)	703	15,670
Cutera Inc.(a)	292	13,607
Glaukos Corp.(a)	832	40,077
Heska Corp.(a)	191	49,381
Inogen Inc.(a)	364	15,685
Integer Holdings Corp.(a)	590	52,711
Invacare Corp.(a)	626	2,980
Lantheus Holdings Inc.(a)	1,212	31,124
LeMaitre Vascular Inc.	343	18,210
Meridian Bioscience Inc.(a)	778	14,969
Merit Medical Systems Inc.(a)	905	64,979
Mesa Laboratories Inc.(b)	93	28,120
Natus Medical Inc.(a)	613	15,374
OraSure Technologies Inc.(a)	1,288	14,567
Orthofix Medical Inc.(a)	352	13,418
Surmodics Inc.(a)	249	13,844
Tactile Systems Technology Inc.(a)	355	15,780
Varex Imaging Corp.(a)	707	19,937
Zynex Inc.(a)	355	4,043

		581,046

Health Care Providers & Services — 4.3%
Addus HomeCare Corp.(a)	284	22,649
AMN Healthcare Services Inc.(a)	846	97,079
Apollo Medical Holdings Inc.(a)	672	61,186
Community Health Systems Inc.(a)	2,220	25,974
CorVel Corp.(a)(b)	168	31,285
Covetrus Inc.(a)	1,846	33,486
Cross Country Healthcare Inc.(a)	634	13,466
Ensign Group Inc. (The)	937	70,172
Fulgent Genetics Inc.(a)	343	30,853
Hanger Inc.(a)	660	14,494
Joint Corp. (The)(a)	257	25,191
Magellan Health Inc.(a)	416	39,333

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
MEDNAX Inc.(a)	1,543	$43,867
ModivCare Inc.(a)	220	39,956
Owens & Minor Inc.	1,350	42,242
Pennant Group Inc. (The)(a)	483	13,567
RadNet Inc.(a)	792	23,214
Select Medical Holdings Corp.	1,902	68,795
Tivity Health Inc.(a)	791	18,240
U.S. Physical Therapy Inc.	230	25,438

		740,487

Health Care Technology — 1.2%
Allscripts Healthcare Solutions Inc.(a)	2,236	29,895
Computer Programs & Systems Inc.	264	9,362
HealthStream Inc.(a)	451	12,890
NextGen Healthcare Inc.(a)	1,011	14,255
Omnicell Inc.(a)	777	115,330
Simulations Plus Inc.	282	11,139
Tabula Rasa HealthCare Inc.(a)	411	10,772

		203,643

Hotels, Restaurants & Leisure — 1.7%
BJ’s Restaurants Inc.(a)	416	17,372
Bloomin’ Brands Inc.(a)	1,452	36,300
Brinker International Inc.(a)	819	40,172
Cheesecake Factory Inc. (The)(a)	868	40,796
Chuy’s Holdings Inc.(a)	358	11,288
Dave & Buster’s Entertainment Inc.(a)	689	26,409
Dine Brands Global Inc.(a)	307	24,931
El Pollo Loco Holdings Inc.(a)	348	5,881
Fiesta Restaurant Group Inc.(a)	313	3,431
Monarch Casino & Resort Inc.(a)	232	15,542
Red Robin Gourmet Burgers Inc.(a)	281	6,480
Ruth’s Hospitality Group Inc.(a)	578	11,970
Shake Shack Inc., Class A(a)	699	54,844

		295,416

Household Durables — 2.4%
Cavco Industries Inc.(a)	153	36,221
Century Communities Inc.	531	32,630
Ethan Allen Interiors Inc.	393	9,314
Installed Building Products Inc.	419	44,896
iRobot Corp.(a)	501	39,329
La-Z-Boy Inc.	808	26,042
LGI Homes Inc.(a)	387	54,919
M/I Homes Inc.(a)	524	30,287
MDC Holdings Inc.	1,010	47,187
Meritage Homes Corp.(a)	673	65,281
Tupperware Brands Corp.(a)	892	18,839
Universal Electronics Inc.(a)	241	11,869

		416,814

Household Products — 0.6%
Central Garden & Pet Co.(a)	175	8,400
Central Garden & Pet Co., Class A, NVS(a)	718	30,874
WD-40 Co.	244	56,481

		95,755

Industrial Conglomerates — 0.2%
Raven Industries Inc.(a)	642	36,986

Insurance — 2.1%
Ambac Financial Group Inc.(a)	830	11,886
American Equity Investment Life Holding Co.	1,472	43,527
AMERISAFE Inc.	347	19,488

Security	Shares	Value

Insurance (continued)
Assured Guaranty Ltd.	1,305	$61,087
eHealth Inc.(a)	423	17,132
Employers Holdings Inc.	224	8,846
Genworth Financial Inc., Class A(a)	7,098	26,617
HCI Group Inc.	118	13,071
Horace Mann Educators Corp.	332	13,210
James River Group Holdings Ltd.	442	16,677
ProAssurance Corp.	431	10,249
Safety Insurance Group Inc.	226	17,910
SiriusPoint Ltd.(a)	1,562	14,464
Stewart Information Services Corp.	413	26,126
Trupanion Inc.(a)	612	47,534
United Fire Group Inc.	388	8,963
Universal Insurance Holdings Inc.	506	6,598

		363,385

Interactive Media & Services — 0.1%
QuinStreet Inc.(a)	883	15,505

Internet & Direct Marketing Retail — 1.0%
Liquidity Services Inc.(a)	477	10,308
PetMed Express Inc.	365	9,808
Shutterstock Inc.	419	47,481
Stamps.com Inc.(a)	328	108,171

		175,768

IT Services — 1.6%
CSG Systems International Inc.	586	28,245
EVERTEC Inc.	1,068	48,829
ExlService Holdings Inc.(a)	594	73,133
Perficient Inc.(a)	589	68,148
TTEC Holdings Inc.	328	30,678
Unisys Corp.(a)	1,200	30,168

		279,201

Life Sciences Tools & Services — 0.6%
NeoGenomics Inc.(a)	2,188	105,549

Machinery — 5.8%
Alamo Group Inc.	176	24,557
Albany International Corp., Class A	579	44,508
Astec Industries Inc.	407	21,901
Barnes Group Inc.	832	34,719
Chart Industries Inc.(a)	636	121,546
CIRCOR International Inc.(a)	362	11,950
Enerpac Tool Group Corp.	1,076	22,306
EnPro Industries Inc.	369	32,147
ESCO Technologies Inc.	465	35,805
Federal Signal Corp.	1,093	42,212
Franklin Electric Co. Inc.	697	55,656
Greenbrier Companies Inc. (The)	579	24,891
Hillenbrand Inc.	1,306	55,701
John Bean Technologies Corp.	568	79,832
Lindsay Corp.	194	29,447
Lydall Inc.(a)	321	19,931
Meritor Inc.(a)	1,254	26,723
Mueller Industries Inc.	1,022	42,004
Proto Labs Inc.(a)	496	33,034
SPX Corp.(a)	811	43,348
SPX FLOW Inc.	744	54,386
Standex International Corp.	218	21,562
Tennant Co.	334	24,699
Titan International Inc.(a)	919	6,580

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Wabash National Corp.	898	$13,587
Watts Water Technologies Inc., Class A	492	82,700

		1,005,732

Marine — 0.4%
Matson Inc.	777	62,712

Media — 0.9%
AMC Networks Inc., Class A(a)(b)	522	24,320
EW Scripps Co. (The), Class A	1,022	18,457
Gannett Co. Inc.(a)	2,562	17,114
Meredith Corp.(a)	725	40,383
Scholastic Corp.	546	19,465
TechTarget Inc.(a)	453	37,336

		157,075

Metals & Mining — 1.3%
Allegheny Technologies Inc.(a)	2,275	37,833
Arconic Corp.(a)	1,956	61,692
Carpenter Technology Corp.	859	28,124
Century Aluminum Co.(a)	906	12,186
Haynes International Inc.	227	8,456
Kaiser Aluminum Corp.	283	30,836
Materion Corp.	365	25,053
Olympic Steel Inc.	166	4,044
SunCoke Energy Inc.	1,491	9,363
TimkenSteel Corp.(a)	738	9,653

		227,240

Mortgage Real Estate Investment — 1.5%
Apollo Commercial Real Estate Finance Inc.	2,352	34,880
ARMOUR Residential REIT Inc.	1,465	15,793
Capstead Mortgage Corp.	1,738	11,627
Ellington Financial Inc.	855	15,638
Granite Point Mortgage Trust Inc.	983	12,946
Invesco Mortgage Capital Inc.	5,206	16,399
KKR Real Estate Finance Trust Inc.	725	15,297
New York Mortgage Trust Inc.	6,787	28,913
PennyMac Mortgage Investment Trust	1,750	34,457
Ready Capital Corp.	1,023	14,762
Redwood Trust Inc.	2,022	26,064
Two Harbors Investment Corp.	5,614	35,593

		262,369

Multi-Utilities — 0.3%
Avista Corp.	1,052	41,154
Unitil Corp.	284	12,150

		53,304

Multiline Retail — 0.6%
Big Lots Inc.	619	26,840
Macy’s Inc.	3,749	84,727

		111,567

Oil, Gas & Consumable Fuels — 0.9%
Dorian LPG Ltd.	499	6,192
Green Plains Inc.(a)	588	19,198
Par Pacific Holdings Inc.(a)	822	12,922
PBF Energy Inc., Class A(a)	1,701	22,062
Renewable Energy Group Inc.(a)	898	45,080
REX American Resources Corp.(a)	94	7,508
World Fuel Services Corp.	1,136	38,192

		151,154

Paper & Forest Products — 0.5%
Clearwater Paper Corp.(a)	298	11,422

Security	Shares	Value

Paper & Forest Products (continued)
Domtar Corp.(a)	901	$49,141
Glatfelter Corp.	799	11,266
Mercer International Inc.	723	8,380
Neenah Inc.	302	14,076

		94,285

Personal Products — 0.8%
Edgewell Personal Care Co.	972	35,283
elf Beauty Inc.(a)	852	24,751
Inter Parfums Inc.	317	23,702
Medifast Inc.	210	40,454
USANA Health Sciences Inc.(a)	214	19,731

		143,921

Pharmaceuticals — 1.4%
Amphastar Pharmaceuticals Inc.(a)	664	12,623
ANI Pharmaceuticals Inc.(a)	174	5,711
Cara Therapeutics Inc.(a)	756	11,680
Collegium Pharmaceutical Inc.(a)	639	12,614
Corcept Therapeutics Inc.(a)	1,866	36,723
Endo International PLC(a)	4,178	13,537
Innoviva Inc.(a)	1,122	18,749
Pacira BioSciences Inc.(a)	795	44,520
Phibro Animal Health Corp., Class A	365	7,862
Prestige Consumer Healthcare Inc.(a)	895	50,218
Supernus Pharmaceuticals Inc.(a)	950	25,336

		239,573

Professional Services — 1.4%
Exponent Inc.	931	105,343
Forrester Research Inc.(a)	199	9,803
Heidrick & Struggles International Inc.	349	15,576
Kelly Services Inc., Class A, NVS	646	12,196
Korn Ferry	995	71,998
Resources Connection Inc.	554	8,742
TrueBlue Inc.(a)	636	17,223

		240,881

Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(a)	447	18,157
RE/MAX Holdings Inc., Class A	339	10,563
Realogy Holdings Corp.(a)	2,085	36,571
St Joe Co. (The)	589	24,797

		90,088

Road & Rail — 0.4%
ArcBest Corp.	456	37,287
Heartland Express Inc.	842	13,489
Marten Transport Ltd.	1,067	16,741

		67,517

Semiconductors & Semiconductor Equipment — 3.9%
Axcelis Technologies Inc.(a)	600	28,218
CEVA Inc.(a)	410	17,495
Cohu Inc.(a)	869	27,756
Diodes Inc.(a)	804	72,834
DSP Group Inc.(a)	408	8,939
FormFactor Inc.(a)	1,389	51,851
Ichor Holdings Ltd.(a)	507	20,833
Kulicke & Soffa Industries Inc.	1,108	64,574
MaxLinear Inc.(a)	1,258	61,957
Onto Innovation Inc.(a)	880	63,580
PDF Solutions Inc.(a)	534	12,303
Photronics Inc.(a)	1,112	15,157
Power Integrations Inc.	1,078	106,711

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Rambus Inc.(a)	1,948	$43,246
SMART Global Holdings Inc.(a)	414	18,423
Ultra Clean Holdings Inc.(a)	799	34,037
Veeco Instruments Inc.(a)	904	20,078

		667,992

Software — 3.1%
8x8 Inc.(a)	2,004	46,874
Agilysys Inc.(a)	347	18,169
Alarm.com Holdings Inc.(a)(b)	821	64,194
Bottomline Technologies DE Inc.(a)	703	27,614
Ebix Inc.	426	11,472
InterDigital Inc.	549	37,233
LivePerson Inc.(a)	1,161	68,441
OneSpan Inc.(a)	621	11,662
Progress Software Corp.	783	38,516
SPS Commerce Inc.(a)	641	103,400
Vonage Holdings Corp.(a)	4,525	72,943
Xperi Holding Corp.	1,874	35,306

		535,824

Specialty Retail — 4.5%
Aaron’s Co. Inc. (The)	587	16,166
Abercrombie & Fitch Co., Class A(a)	1,101	41,431
America’s Car-Mart Inc./TX(a)	112	13,079
Asbury Automotive Group Inc.(a)	346	68,072
Barnes & Noble Education Inc.(a)	643	6,424
Bed Bath & Beyond Inc.(a)	1,869	32,287
Boot Barn Holdings Inc.(a)	528	46,923
Buckle Inc. (The)	525	20,785
Caleres Inc.	687	15,265
Cato Corp. (The), Class A	351	5,806
Chico’s FAS Inc.(a)	2,200	9,878
Children’s Place Inc. (The)(a)	249	18,740
Conn’s Inc.(a)	342	7,808
Designer Brands Inc. , Class A(a)	1,095	15,253
Genesco Inc.(a)	252	14,548
Group 1 Automotive Inc.	322	60,497
Guess? Inc.	699	14,686
Haverty Furniture Companies Inc.	275	9,270
Hibbett Inc.	270	19,100
Lumber Liquidators Holdings Inc.(a)	523	9,770
MarineMax Inc.(a)	390	18,923
Monro Inc.	599	34,448
ODP Corp. (The)(a)	849	34,096
Rent-A-Center Inc./TX	1,082	60,819
Sally Beauty Holdings Inc.(a)	2,021	34,054
Shoe Carnival Inc.	316	10,245
Signet Jewelers Ltd.	942	74,380
Sleep Number Corp.(a)	423	39,542
Sonic Automotive Inc., Class A	376	19,755
Zumiez Inc.(a)	391	15,546

		787,596

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)	2,241	61,784
Diebold Nixdorf Inc.(a)	1,309	13,234

		75,018

Textiles, Apparel & Luxury Goods — 1.3%
Fossil Group Inc.(a)	852	10,096
G-III Apparel Group Ltd.(a)	778	22,017
Kontoor Brands Inc.	856	42,757

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Movado Group Inc.	301	$9,479
Oxford Industries Inc.	284	25,608
Steven Madden Ltd.	1,378	55,340
Unifi Inc.(a)	249	5,461
Vera Bradley Inc.(a)	456	4,291
Wolverine World Wide Inc.	1,470	43,865

		218,914

Thrifts & Mortgage Finance — 2.4%
Axos Financial Inc.(a)	949	48,911
Capitol Federal Financial Inc.	2,309	26,530
Flagstar Bancorp. Inc.	772	39,202
HomeStreet Inc.	171	7,037
Meta Financial Group Inc.	505	26,502
Mr Cooper Group Inc.(a)	1,541	63,443
NMI Holdings Inc., Class A(a)	1,533	34,661
Northfield Bancorp. Inc.	802	13,762
Northwest Bancshares Inc.	1,978	26,268
Provident Financial Services Inc.	1,121	26,310
TrustCo Bank Corp. NY	148	4,732
Walker & Dunlop Inc.	524	59,474
WSFS Financial Corp.	721	36,995

		413,827

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies Inc.	695	62,640
Boise Cascade Co.	703	37,948
DXP Enterprises Inc./TX(a)	317	9,374
GMS Inc.(a)	770	33,726
NOW Inc.(a)	1,986	15,193
Veritiv Corp.(a)	252	22,569

		181,450

Water Utilities — 0.6%
American States Water Co.	660	56,443
California Water Service Group	922	54,334

		110,777

Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	894	28,232

Total Common Stocks — 95.9% (Cost: $17,040,142)		16,619,865

Short-Term Investments

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	172,073	172,160
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	720,000	720,000

		892,160

Total Short-Term Investments — 5.1% (Cost: $892,160)		892,160

Total Investments in Securities — 101.0% (Cost: $17,932,302)		17,512,025

Other Assets, Less Liabilities — (1.0)%		(181,027)

Net Assets — 100.0%		$17,330,998

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Small-Cap ETF

(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$250,662	$—		$(78,488	)(a)	$(14)	$—	$172,160	172,073	$221	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	200,000	(a)	—		—	—	720,000	720,000	18		—

						$(14)	$—	$892,160		$239		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1	12/17/21	$110	$(1,058)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$212,243	$16,708	(c)	$219,391	1.2%
	Monthly	HSBC Bank PLC(d)	02/10/23	213,177	16,130	(e)	221,644	1.2
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	156,110	5,514	(g)	160,087	0.9

					$38,352		$601,122

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $9,560 of net dividends and financing fees.
(e)	Amount includes $7,663 of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $1,537 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Small-Cap ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of September 30, 2021 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Ameris Bancorp.	78	$4,047	1.8%
Bancorp. Inc. (The)(a)	312	7,940	3.6
BankUnited Inc.	29	1,213	0.6
Banner Corp.	37	2,043	0.9
Berkshire Hills Bancorp. Inc.	295	7,959	3.6
Brookline Bancorp. Inc.	304	4,639	2.1
Cadence BanCorp.	249	5,468	2.5
Central Pacific Financial Corp.	173	4,443	2.0
City Holding Co.	61	4,753	2.2
First Bancorp./Southern Pines NC	120	5,161	2.4
First Commonwealth Financial Corp.	11	150	0.1
First Financial Bancorp.	399	9,341	4.3
Hanmi Financial Corp.	62	1,244	0.6
Heritage Financial Corp./WA	19	485	0.2
Hope Bancorp Inc.	249	3,596	1.6
Independent Bank Corp.	10	762	0.3
NBT Bancorp. Inc.	9	325	0.1
Old National Bancorp./IN	984	16,679	7.6
Pacific Premier Bancorp. Inc.	388	16,079	7.3
Preferred Bank/Los Angeles CA	55	3,667	1.7
Renasant Corp.	10	361	0.2
S&T Bancorp. Inc.	1	29	0.0
Seacoast Banking Corp. of Florida	215	7,269	3.3
Simmons First National Corp.	622	18,386	8.4
Southside Bancshares Inc.	68	2,604	1.2
Westamerica Bancorp.	54	3,038	1.4

		131,681

Commercial Services & Supplies
Pitney Bowes Inc.	21	151	0.1

Equity Real Estate Investment Trusts (REITs)
GEO Group Inc. (The)	279	2,084	0.9

Gas Utilities
Chesapeake Utilities Corp.	35	4,202	1.9

Insurance
Employers Holdings Inc.	63	2,488	1.1
Horace Mann Educators Corp.	90	3,581	1.6
James River Group Holdings Ltd.	161	6,075	2.8
ProAssurance Corp.	317	7,538	3.5

		19,682

Multi-Utilities
Avista Corp.	56	2,191	1.0

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	372	12,146	5.5

Thrifts & Mortgage Finance
HomeStreet Inc.	169	6,954	3.2
Northwest Bancshares Inc.	40	531	0.2
Provident Financial Services Inc.	272	6,384	2.9
TrustCo Bank Corp. NY	38	1,215	0.6

		15,084

	Shares	Value	% of Basket Value

Water Utilities
Middlesex Water Co.	313	$32,170	14.7

Total Reference Entity — Long		219,391

Net Value of Reference Entity — Goldman Sachs Bank USA		$219,391

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of September 30, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Allegiance Bancshares Inc.	36	$1,373	0.6%
Ameris Bancorp.	7	363	0.2
Banner Corp.	74	4,086	1.8
Cadence BanCorp.	5	110	0.0
City Holding Co.	89	6,934	3.1
Columbia Banking System Inc.	264	10,029	4.5
Community Bank System Inc.	15	1,026	0.5
First BanCorp./Puerto Rico	1,707	22,447	10.1
First Bancorp./Southern Pines NC	56	2,409	1.1
First Commonwealth Financial Corp.	443	6,038	2.7
First Financial Bancorp.	536	12,548	5.7
First Midwest Bancorp. Inc.	30	570	0.3
Great Western Bancorp. Inc.	16	524	0.2
Hanmi Financial Corp.	130	2,608	1.2
Hope Bancorp Inc.	254	3,668	1.7
Lakeland Financial Corp.	453	32,272	14.6
OFG Bancorp.	297	7,490	3.4
Pacific Premier Bancorp. Inc.	196	8,122	3.7
Renasant Corp.	1	36	0.0
S&T Bancorp. Inc.	27	796	0.4
Seacoast Banking Corp. of Florida	335	11,326	5.1
Simmons First National Corp.	442	13,066	5.9
Southside Bancshares Inc.	64	2,451	1.1
United Community Banks Inc./GA	347	11,389	5.1
Veritex Holdings Inc.	6	236	0.1
Westamerica Bancorp.	5	281	0.1

		162,198

Commercial Services & Supplies
Pitney Bowes Inc.	1,764	12,718	5.7

Equity Real Estate Investment Trusts (REITs)
CareTrust REIT Inc.	399	8,108	3.7
GEO Group Inc. (The)	491	3,668	1.6

		11,776

Insurance
Employers Holdings Inc.	94	3,712	1.7
Genworth Financial Inc.(a)	1,006	3,773	1.7
Horace Mann Educators Corp.	240	9,550	4.3
James River Group Holdings Ltd.	64	2,415	1.1
ProAssurance Corp.	218	5,184	2.4
Safety Insurance Group Inc.	1	79	0.0

		24,713

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Small-Cap ETF

	Shares	Value	% of Basket Value

Thrifts & Mortgage Finance
Northwest Bancshares Inc.	253	$3,360	1.5
TrustCo Bank Corp. NY	159	5,083	2.3
WSFS Financial Corp.	35	1,796	0.8

		10,239

Total Reference Entity — Long		221,644

Net Value of Reference Entity — HSBC Bank PLC		$221,644

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan    Chase Bank NA as of September 30, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Allegiance Bancshares Inc.	3	$114	0.1%
Banner Corp.	130	7,177	4.5
Brookline Bancorp. Inc.	470	7,172	4.5
Cadence BanCorp.	261	5,732	3.6
Central Pacific Financial Corp.	106	2,722	1.7
Eagle Bancorp. Inc.	5	288	0.2
First Bancorp./Southern Pines NC	106	4,559	2.8
First Commonwealth Financial Corp.	494	6,733	4.2
Hanmi Financial Corp.	112	2,247	1.4
Hope Bancorp Inc.	708	10,224	6.4
National Bank Holdings Corp.	4	162	0.1
OFG Bancorp.	215	5,422	3.4
Old National Bancorp./IN	657	11,136	6.9

	Shares	Value	% of Basket Value
Preferred Bank/Los Angeles CA	84	5,601	3.5
Simmons First National Corp.	8	236	0.1
Southside Bancshares Inc.	20	$766	0.5
United Community Banks Inc./GA	509	16,705	10.4

		86,996

Capital Markets
Virtus Investment Partners Inc.	15	4,655	2.9

Commercial Services & Supplies
Pitney Bowes Inc.	172	1,240	0.8

Equity Real Estate Investment Trusts (REITs)
CareTrust REIT Inc.	1	20	0.0
GEO Group Inc. (The)	485	3,623	2.3
iStar Inc.	108	2,709	1.7

		6,352

Insurance
Employers Holdings Inc.	125	4,936	3.1
Horace Mann Educators Corp.	80	3,183	2.0
Stewart Information Services Corp.	16	1,012	0.6

		9,131

Multiline Retail
Macy’s Inc.	1,832	41,403	25.9

Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	174	8,836	5.5
HomeStreet Inc.	32	1,317	0.8
Meta Financial Group Inc.	3	157	0.1

		10,310

Total Reference Entity — Long		160,087

Net Value of Reference Entity — JPMorgan Chase Bank NA		$160,087

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$38,352	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$38,352

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,058

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Small-Cap ETF

For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Swaps	$(59,779)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,058)
Swaps	55,271

$54,213

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$36,680
Total return swaps:
Average notional value	$552,747

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$1,058
Swaps - OTC	38,352	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	38,352	1,058
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(1,058)

Total derivative assets and liabilities subject to an MNA	38,352	—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)

Goldman Sachs Bank USA	$16,708	$—		$—	$—	$16,708
HSBC Bank PLC	16,130	—		—	—	16,130
JPMorgan Chase Bank NA	5,514	—		—	—	5,514

	$38,352	$—		$—	$—	$38,352

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares® ESG Screened S&P Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$16,619,865	$—	$—	$16,619,865
Money Market Funds	892,160	—	—	892,160

	$17,512,025	$—	$—	$17,512,025

Derivative financial instruments(a)
Assets
Swaps	$—	$38,352	$—	$38,352
Liabilities
Futures Contracts	(1,058)	—	—	(1,058)

	$(1,058)	$38,352	$—	$37,294

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2021

	iShares ESG Screened S&P 500 ETF	iShares ESG Screened S&P Mid-Cap ETF	iShares ESG Screened S&P Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$146,163,135	$39,633,984	$16,619,865
Affiliated(c)	679,843	276,670	892,160
Cash	10,172	5,821	5,283
Cash pledged:
Futures contracts	7,000	—	—
Receivables:
Investments sold	22,893	—	1,366
Securities lending income — Affiliated	24	38	37
Capital shares sold	160,603	21,930	281,871
Dividends	56,875	44,423	15,989
Unrealized appreciation on:
OTC swaps	—	—	38,352

Total assets	147,100,545	39,982,866	17,854,923

LIABILITIES
Collateral on securities loaned, at value	33,984	236,706	172,180
Payables:
Investments purchased	93,643	52,933	349,118
Variation margin on futures contracts	1,347	—	1,058
Capital shares redeemed	22,893	—	—
Investment advisory fees	6,765	3,869	1,569

Total liabilities	158,632	293,508	523,925

NET ASSETS	$146,941,913	$39,689,358	$17,330,998

NET ASSETS CONSIST OF:
Paid-in capital	$142,677,499	$39,116,849	$16,372,855
Accumulated earnings	4,264,414	572,509	958,143

NET ASSETS	$146,941,913	$39,689,358	$17,330,998

Shares outstanding	4,450,000	1,100,000	450,000

Net asset value	$33.02	$36.08	$38.51

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$32,718	$227,556	$142,769
(b) Investments, at cost — Unaffiliated	$142,216,630	$40,009,233	$17,040,142
(c) Investments, at cost — Affiliated	$666,529	$276,670	$892,160

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations  (unaudited)

Six Months Ended September 30, 2021

	iShares ESG Screened S&P 500 ETF	iShares ESG Screened S&P Mid-Cap ETF	iShares ESG Screened S&P Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$480,113	$193,809	$82,888
Dividends — Affiliated	3,019	1	18
Securities lending income — Affiliated — net	63	191	221
Foreign taxes withheld	(70)	—	(76)

Total investment income	483,125	194,001	83,051

EXPENSES
Investment advisory fees	30,886	18,616	7,201

Total expenses	30,886	18,616	7,201

Net investment income	452,239	175,385	75,850

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(60,910)	(464,681)	(199,349)
Investments — Affiliated	20	(32)	(14)
In-kind redemptions — Unaffiliated	371,355	1,486,608	1,593,674
In-kind redemptions — Affiliated	2,296	—	—
Futures contracts	12,811	—	—
Swaps	—	—	(59,779)

Net realized gain	325,572	1,021,895	1,334,532

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,640,979	(1,643,186)	(1,617,220)
Investments — Affiliated	3,037	—	—
Futures contracts	(5,397)	—	(1,058)
Swaps	—	—	55,271

Net change in unrealized appreciation (depreciation)	2,638,619	(1,643,186)	(1,563,007)

Net realized and unrealized gain (loss)	2,964,191	(621,291)	(228,475)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,416,430	$(445,906)	$(152,625)

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Screened S&P 500 ETF				iShares ESG Screened S&P Mid-Cap ETF
	Six Months Ended 09/30/21 (unaudited	)	Period From 09/22/20 to 03/31/21	(a)	Six Months Ended 09/30/21 (unaudited )	Period From 09/22/20 to 03/31/21	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$452,239		$74,190		$175,385	$75,611
Net realized gain	325,572		222,607		1,021,895	1,982,039
Net change in unrealized appreciation (depreciation)	2,638,619		1,316,557		(1,643,186)	1,267,937

Net increase (decrease) in net assets resulting from operations	3,416,430		1,613,354		(445,906)	3,325,587

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(429,085)		(69,238)		(187,020)	(72,947)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	113,680,973		28,729,479		20,582,013	16,487,631

NET ASSETS
Total increase in net assets	116,668,318		30,273,595		19,949,087	19,740,271
Beginning of period	30,273,595		—		19,740,271	—

End of period	$146,941,913		$30,273,595		$39,689,358	$19,740,271

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets  (continued)

	iShares ESG Screened S&P Small-Cap ETF
	Six Months Ended 09/30/21 (unaudited )	Period From 09/22/20 to 03/31/21	(a)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$75,850	$43,432
Net realized gain	1,334,532	1,750,921
Net change in unrealized appreciation (depreciation)	(1,563,007)	1,180,024

Net increase (decrease) in net assets resulting from operations	(152,625)	2,974,377

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(145,245)	(54,674)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,927,557	6,781,608

NET ASSETS
Total increase in net assets	7,629,687	9,701,311
Beginning of period	9,701,311	—

End of period	$17,330,998	$9,701,311

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Screened S&P 500 ETF
	Six Months Ended 09/30/21 (unaudited)		Period From 09/22/20 to 03/31/21	(a)

Net asset value, beginning of period	$ 30.27		$ 25.29

Net investment income(b)	0.19		0.21
Net realized and unrealized gain(c)	2.72		4.91

Net increase from investment operations	2.91		5.12

Distributions(d)
From net investment income		(0.16)	(0.14)

Total distributions		(0.16)	(0.14)

Net asset value, end of period	$ 33.02		$ 30.27

Total Return(e)
Based on net asset value	9.61	%(f)	20.27	%(f)

Ratios to Average Net Assets
Total expenses	0.08	%(g)	0.08	%(g)

Net investment income	1.17	%(g)	1.37	%(g)

Supplemental Data
Net assets, end of period (000)	$146,942		$ 30,274

Portfolio turnover rate(h)	2	%(f)	6	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG Screened S&P Mid-Cap ETF
	Six Months Ended 09/30/21 (unaudited)		Period From 09/22/20 to 03/31/21	(a)

Net asset value, beginning of period	$ 35.89		$ 25.19

Net investment income(b)	0.21		0.22
Net realized and unrealized gain(c)	0.18		10.66

Net increase from investment operations	0.39		10.88

Distributions(d)
From net investment income		(0.20)	(0.18)

Total distributions		(0. 20)	(0.18)

Net asset value, end of period	$ 36.08		$ 35.89

Total Return(e)
Based on net asset value	1.06	%(f)	43.29	%(f)

Ratios to Average Net Assets
Total expenses	0.12	%(g)	0.12	%(g)

Net investment income	1.13	%(g)	1.29	%(g)

Supplemental Data
Net assets, end of period (000)	$39,689		$ 19,740

Portfolio turnover rate(h)	14	%(f)	11	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG Screened S&P Small-Cap ETF
	Six Months Ended 09/30/21 (unaudited)		Period From 09/22/20 to 03/31/21	(a)

Net asset value, beginning of period	$38.81		$25.18

Net investment income(b)	0.25		0.20
Net realized and unrealized gain (loss)(c)		(0.06)	13.69

Net increase from investment operations	0.19		13.89

Distributions(d)
From net investment income		(0.49)	(0.26)

Total distributions		(0.49)	(0.26)

Net asset value, end of period	$38.51		$38.81

Total Return(e)
Based on net asset value	0.45	%(f)	55.32	%(f)

Ratios to Average Net Assets
Total expenses	0.12	%(g)	0.12	%(g)

Net investment income	1.26	%(g)	1.13	%(g)

Supplemental Data
Net assets, end of period (000)	$17,331		$9,701

Portfolio turnover rate(h)	16	%(f)	18	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Screened S&P 500	Non-diversified

ESG Screened S&P Mid-Cap	Non-diversified

ESG Screened S&P Small-Cap	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments

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Notes to Financial Statements  (unaudited) (continued)

using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Screened S&P 500
Barclays Bank PLC	$964	$964		$—	$—
BNP Paribas SA	20,460	20,460		—	—
Citigroup Global Markets, Inc.	11,294	11,294		—	—

	$32,718	$32,718		$—	$—

ESG Screened S&P Mid-Cap
Barclays Bank PLC	$121,395	$121,395		$—	$—
Citigroup Global Markets, Inc.	63,229	63,229		—	—
Jefferies LLC	42,932	42,932		—	—

	$227,556	$227,556		$—	$—

ESG Screened S&P Small-Cap
Barclays Bank PLC	$44,456	$44,456		$—	$—
BofA Securities, Inc.	11,151	11,151		—	—
Goldman Sachs & Co. LLC	56,783	56,783		—	—
Toronto Dominion Bank	30,379	30,379		—	—

	$142,769	$142,769		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded

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Notes to Financial Statements  (unaudited) (continued)

in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares ESG Screened S&P Small-Cap ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

ESG Screened S&P 500	0.08%

ESG Screened S&P Mid-Cap	0.12

ESG Screened S&P Small-Cap	0.12

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

ESG Screened S&P 500	$27

ESG Screened S&P Mid-Cap	82

ESG Screened S&P Small-Cap	95

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Screened S&P 500	$334,478	$405,948	$(22,965)

ESG Screened S&P Mid-Cap	527,440	991,588	(105,059)

ESG Screened S&P Small-Cap	66,636	134,703	(20,802)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

ESG Screened S&P 500	$1,723,333	$1,485,949

ESG Screened S&P Mid-Cap	4,566,892	4,318,356

ESG Screened S&P Small-Cap	3,842,006	1,939,589

For the six months ended September 30, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Screened S&P 500	$114,895,144	$1,587,421

ESG Screened S&P Mid-Cap	27,699,521	7,366,159

ESG Screened S&P Small-Cap	13,464,908	7,745,546

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

ESG Screened S&P 500	$34,318

ESG Screened S&P Mid-Cap	53,137

ESG Screened S&P Small-Cap	18,543

As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Screened S&P 500	$142,892,527	$5,756,570	$(1,810,762)	$3,945,808

ESG Screened S&P Mid-Cap	40,297,932	1,426,682	(1,813,960)	(387,278)

ESG Screened S&P Small-Cap	17,933,685	494,981	(879,347)	(384,366)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/21		Period Ended 03/31/21

iShares ETF	Shares	Amount	Shares	Amount

ESG Screened S&P 500

Shares sold	3,500,000	$115,341,000	1,050,000	$30,222,032

Shares redeemed	(50,000)	(1,660,027)	(50,000)	(1,492,553)

Net increase	3,450,000	$113,680,973	1,000,000	$28,729,479

ESG Screened S&P Mid-Cap

Shares sold	750,000	$27,955,666	800,000	$24,979,421

Shares redeemed	(200,000)	(7,373,653)	(250,000)	(8,491,790)

Net increase	550,000	$20,582,013	550,000	$16,487,631

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Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/21		Period Ended 03/31/21

iShares ETF	Shares	Amount	Shares	Amount

ESG Screened S&P Small-Cap

Shares sold	400,000	$15,765,045	400,000	$12,170,388

Shares redeemed	(200,000)	(7,837,488)	(150,000)	(5,388,780)

Net increase	200,000	$7,927,557	250,000	$6,781,608

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Board Review and Approval of Investment Advisory Contract

iShares ESG Screened S&P 500 ETF, iShares ESG Screened S&P Mid-Cap ETF, iShares ESG Screened S&P Small-Cap ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 7, 2021 and May 14, 2021, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 15-16, 2021, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2020, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the May 7, 2021 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected

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Board Review and Approval of Investment Advisory Contract  (continued)

by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to (i) an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds and (ii) other technology-related initiatives aimed to better support the iShares funds. The Board further noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	47

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

September 30, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG Screened S&P 500(a)	$0.157819	$—	$0.002772	$0.160591	98%	—%	2%	100%
ESG Screened S&P Mid-Cap(a)	0.186106	—	0.010642	0.196748	95	—	5	100
ESG Screened S&P Small-Cap(a)	0.455000	—	0.034257	0.489257	93	—	7	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	49

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-315-0921

(b) Not Applicable

Item 2 –	Code of Ethics.

Not applicable to this semi-annual report.

Item 3 –	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4 –	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5 –	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6 –	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10 –	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11 –	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13 –	Exhibits.

(a) (1) – Not applicable to this semi-annual report.

(a) (2) – Section 302 Certifications are attached.

(a) (3) – Not applicable.

(a) (4) – Not applicable.

(b) – Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: December 03, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: December 03, 2021

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: December 03, 2021